UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and General Counsel of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013–June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2013

Semi-Annual Report

PACIFIC SELECT FUND

PACIFIC SELECT FUND

The 2013 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

PACIFIC SELECT FUND

CASH MANAGEMENT PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 99.2%

Commercial Paper - 84.2%

Abbott Laboratories 0.070% due 07/30/13	$28,000,000	$27,998,421
Air Products & Chemicals Inc 0.060% due 07/03/13	25,000,000	24,999,917
Baker Hughes Inc 0.080% due 07/05/13	23,250,000	23,249,793
Bank of Nova Scotia NY
0.070% due 07/02/13	12,900,000	12,899,975
0.075% due 07/02/13	15,000,000	14,999,969
Danaher Corp 0.110% due 07/25/13	18,750,000	18,748,625
Dover Corp 0.090% due 07/01/13	17,500,000	17,500,000
Emerson Electric Co
0.070% due 08/23/13	12,700,000	12,698,691
0.100% due 07/18/13	7,900,000	7,899,627
General Electric Capital Corp
0.140% due 08/01/13	16,000,000	15,998,071
0.150% due 07/03/13	10,000,000	9,999,917
GlaxoSmithKline Finance PLC (United Kingdom)
0.100% due 07/24/13	9,250,000	9,249,409
Google Inc 0.090% due 09/18/13	17,500,000	17,496,544
Honeywell International Inc 0.070% due 07/24/13	24,400,000	24,398,909
International Business Machines Corp 0.040% due 07/08/13	15,000,000	14,999,883
Johnson & Johnson 0.050% due 07/15/13	11,500,000	11,499,776
L’Oreal USA Inc 0.070% due 07/02/13	5,000,000	4,999,990
National Rural Utilities Cooperative Finance Corp 0.100% due 07/17/13	23,900,000	23,898,938
Nestle Capital Corp
0.020% due 07/15/13	14,000,000	13,999,891
0.120% due 07/12/13	15,000,000	14,999,450
NetJets Inc
0.050% due 07/01/13	20,600,000	20,600,000
0.050% due 07/11/13	9,000,000	8,999,875
PepsiCo Inc 0.070% due 08/05/13	28,000,000	27,998,094
Philip Morris International Inc 0.040% due 08/13/13	19,200,000	19,199,083
Roche Holdings Inc 0.090% due 07/18/13	22,650,000	22,649,037
Siemens Capital Co LLC 0.080% due 07/19/13	14,500,000	14,499,420
The Coca-Cola Co
0.110% due 07/23/13	16,000,000	15,998,924
0.140% due 07/17/13	10,000,000	9,999,378

	Principal Amount	Value
The Proctor & Gamble Co 0.100% due 08/12/13	$22,600,000	$22,597,363
Toyota Motor Credit Corp 0.120% due 07/29/13	20,000,000	19,998,133
Unilever Capital Corp 0.070% due 07/22/13	29,000,000	28,998,816
Wal-Mart Stores Inc
0.060% due 07/08/13	13,000,000	12,999,848
0.100% due 07/30/13	15,000,000	14,998,792

		562,072,559

U.S. Treasury Bills - 15.0%

0.028% due 08/15/13	30,000,000	29,998,950
0.036% due 08/22/13	15,000,000	14,999,220
0.052% due 07/25/13	30,000,000	29,998,961
0.063% due 07/05/13	25,000,000	24,999,827

		99,996,958

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $58,808; collateralized by Freddie Mac: 2.070% due 11/07/22 and value $60,823)	58,808	58,808

Total Short-Term Investments (Amortized Cost $662,128,325)		662,128,325

TOTAL INVESTMENTS - 99.2% (Amortized Cost $662,128,325)		662,128,325

OTHER ASSETS & LIABILITIES, NET - 0.8%		5,345,312

NET ASSETS - 100.0%		$667,473,637

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Commercial Paper	84.2%
U.S. Treasury Bills	15.0%
Others (each less than 3.0%)	0.0%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	As of June 30, 2013, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$662,128,325	$-	$662,128,325	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Financials - 0.2%

Citigroup Capital XIII	61,350	$1,708,597
GMAC Capital Trust I	229,331	5,974,073

		7,682,670

Total Preferred Stocks (Cost $7,267,172)		7,682,670

	Principal Amount

CORPORATE BONDS & NOTES - 35.9%

Consumer Discretionary - 2.0%

CCO Holdings LLC 6.625% due 01/31/22	$1,600,000	1,676,000
7.000% due 01/15/19	1,310,000	1,395,150
8.125% due 04/30/20	2,250,000	2,469,375
CityCenter Holdings LLC 7.625% due 01/15/16	1,200,000	1,272,000
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	1,840,000	2,606,778
Comcast Corp 5.150% due 03/01/20	1,658,000	1,897,473
5.650% due 06/15/35	290,000	323,008
5.700% due 05/15/18	5,000,000	5,831,985
DISH DBS Corp 6.750% due 06/01/21	1,550,000	1,654,625
7.750% due 05/31/15	766,000	833,025
Ford Motor Co 4.750% due 01/15/43	4,830,000	4,277,071
Lynx I Corp 5.375% due 04/15/21 ~	1,000,000	1,010,000
McDonald’s Corp 6.300% due 10/15/37	495,000	621,924
MGM Resorts International 5.875% due 02/27/14	665,000	683,288
Michaels Stores Inc 7.750% due 11/01/18	870,000	935,250
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	2,620,000	2,552,239
News America Inc 6.200% due 12/15/34	1,000,000	1,097,515
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	1,930,000	1,838,325
7.750% due 04/15/20 ~	810,000	876,825
Time Warner Cable Inc 4.125% due 02/15/21	730,000	716,603
5.500% due 09/01/41	40,000	35,302
5.875% due 11/15/40	1,630,000	1,499,386
6.550% due 05/01/37	1,565,000	1,573,304
6.750% due 06/15/39	1,630,000	1,669,335
7.300% due 07/01/38	2,305,000	2,514,730
8.250% due 04/01/19	5,985,000	7,211,548
Time Warner Entertainment Co LP 8.375% due 07/15/33	890,000	1,052,497
Time Warner Inc 4.700% due 01/15/21	410,000	439,224
6.250% due 03/29/41	350,000	387,902
7.700% due 05/01/32	2,880,000	3,674,580
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	2,220,000	2,252,843

	Principal Amount	Value
Univision Communications Inc 5.125% due 05/15/23 ~	$1,490,000	$1,415,500
6.750% due 09/15/22 ~	1,140,000	1,202,700
WPP Finance (United Kingdom) 8.000% due 09/15/14	1,353,000	1,460,492

		60,957,802

Consumer Staples - 3.2%

Altria Group Inc 2.850% due 08/09/22	4,200,000	3,889,019
4.750% due 05/05/21	4,000,000	4,288,784
8.500% due 11/10/13	1,490,000	1,530,951
9.250% due 08/06/19	3,330,000	4,413,848
Anheuser-Busch InBev Worldwide Inc 2.500% due 07/15/22	6,570,000	6,142,326
5.000% due 04/15/20	1,070,000	1,215,838
5.375% due 01/15/20	4,500,000	5,193,027
CVS Caremark Corp 2.750% due 12/01/22	5,400,000	5,052,440
CVS Pass-Through Trust 5.298% due 01/11/27 ~	773,193	842,613
6.036% due 12/10/28	3,432,735	3,879,025
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,329,074
Diageo Investment Corp 2.875% due 05/11/22	4,420,000	4,273,132
Hawk Acquisition Sub Inc 4.250% due 10/15/20 ~	2,090,000	2,003,787
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	1,530,000	1,487,565
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,800,000	1,770,658
Kraft Foods Group Inc 3.500% due 06/06/22	4,090,000	4,055,644
5.375% due 02/10/20	1,549,000	1,748,959
Lorillard Tobacco Co 8.125% due 06/23/19	1,220,000	1,496,180
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	491,375
Mondelez International Inc 5.375% due 02/10/20	1,411,000	1,584,216
PepsiCo Inc 0.700% due 08/13/15	5,470,000	5,470,760
7.900% due 11/01/18	1,498,000	1,920,120
Pernod-Ricard SA (France) 4.450% due 01/15/22 ~	7,080,000	7,220,680
Philip Morris International Inc 2.500% due 08/22/22	2,300,000	2,126,433
2.900% due 11/15/21	2,450,000	2,382,186
4.500% due 03/20/42	1,900,000	1,782,037
6.375% due 05/16/38	1,970,000	2,351,408
Reynolds American Inc 3.250% due 11/01/22	1,600,000	1,489,421
6.750% due 06/15/17	1,207,000	1,399,472
Reynolds Group Issuer Inc 5.750% due 10/15/20	1,990,000	2,009,900
6.875% due 02/15/21	1,380,000	1,452,450
7.125% due 04/15/19	1,340,000	1,422,075
Safeway Inc 4.750% due 12/01/21	690,000	703,848
6.350% due 08/15/17	555,000	635,129
The Kroger Co 6.400% due 08/15/17	2,610,000	3,013,944
Wal-Mart Stores Inc 5.250% due 09/01/35	730,000	795,999
5.375% due 04/05/17	915,000	1,043,049

		97,907,372

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Energy - 6.1%

Access Midstream Partners LP 4.875% due 05/15/23	$700,000	$652,750
6.125% due 07/15/22	2,495,000	2,538,662
Anadarko Finance Co (Canada) 7.500% due 05/01/31	1,195,000	1,494,910
Anadarko Petroleum Corp 6.375% due 09/15/17	1,285,000	1,478,646
8.700% due 03/15/19	4,285,000	5,520,276
Apache Corp 3.250% due 04/15/22	2,130,000	2,100,957
4.750% due 04/15/43	1,140,000	1,086,700
6.900% due 09/15/18	5,000,000	6,089,175
Arch Coal Inc 7.000% due 06/15/19	4,050,000	3,391,875
Atwood Oceanics Inc 6.500% due 02/01/20	1,060,000	1,105,050
Baker Hughes Inc 3.200% due 08/15/21	200,000	202,775
7.500% due 11/15/18	4,060,000	5,116,250
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	7,940,000	8,302,032
3.245% due 05/06/22	2,400,000	2,332,226
3.561% due 11/01/21	450,000	451,931
CGG (France) 9.500% due 05/15/16	4,450,000	4,666,937
Chesapeake Energy Corp 5.750% due 03/15/23	790,000	801,850
6.125% due 02/15/21	1,230,000	1,297,650
6.500% due 08/15/17	650,000	700,375
6.875% due 11/15/20	360,000	392,400
Chevron Corp 2.427% due 06/24/20	430,000	427,928
3.191% due 06/24/23	1,420,000	1,415,220
Concho Resources Inc 5.500% due 10/01/22	700,000	696,500
5.500% due 04/01/23	610,000	603,900
6.500% due 01/15/22	1,606,000	1,706,375
ConocoPhillips 6.500% due 02/01/39	1,040,000	1,314,147
CONSOL Energy Inc 6.375% due 03/01/21	2,650,000	2,650,000
Continental Resources Inc 4.500% due 04/15/23 ~	990,000	964,012
5.000% due 09/15/22	420,000	429,450
Denbury Resources Inc 4.625% due 07/15/23	870,000	803,663
Devon Energy Corp 3.250% due 05/15/22	1,200,000	1,163,825
7.950% due 04/15/32	3,470,000	4,557,578
Energy Transfer Equity LP 7.500% due 10/15/20	1,060,000	1,163,350
Enterprise Products Operating LLC 3.350% due 03/15/23	2,460,000	2,370,668
5.250% due 01/31/20	60,000	67,124
5.950% due 02/01/41	520,000	569,084
6.125% due 10/15/39	260,000	290,415
6.300% due 09/15/17	4,700,000	5,500,579
6.500% due 01/31/19	2,100,000	2,507,284
8.375% due 08/01/66 §	3,000,000	3,347,289
Hess Corp 8.125% due 02/15/19	5,670,000	7,112,783
Kerr-McGee Corp 6.950% due 07/01/24	220,000	263,366
7.875% due 09/15/31	3,617,000	4,531,428
Key Energy Services Inc 6.750% due 03/01/21	3,480,000	3,358,200

	Principal Amount	Value
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	$250,000	$246,949
6.850% due 02/15/20	2,180,000	2,597,880
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	8,160,000	8,605,152
MarkWest Energy Partners LP 4.500% due 07/15/23	210,000	193,200
5.500% due 02/15/23	1,680,000	1,663,200
6.250% due 06/15/22	598,000	618,930
Noble Energy Inc 6.000% due 03/01/41	200,000	226,355
8.250% due 03/01/19	3,290,000	4,146,565
Occidental Petroleum Corp 2.700% due 02/15/23	3,520,000	3,253,290
3.125% due 02/15/22	3,600,000	3,492,223
Peabody Energy Corp 6.000% due 11/15/18	3,000,000	3,018,750
6.250% due 11/15/21	70,000	67,900
Petrobras International Finance Co (Cayman) 3.875% due 01/27/16	2,750,000	2,842,653
5.375% due 01/27/21	12,560,000	12,675,979
7.875% due 03/15/19	3,600,000	4,179,287
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	1,570,000	1,679,900
6.000% due 03/05/20	2,000,000	2,210,000
8.000% due 05/03/19	5,700,000	6,925,500
Plains Exploration & Production Co 6.125% due 06/15/19	5,750,000	6,101,193
QEP Resources Inc 5.250% due 05/01/23	520,000	509,600
6.875% due 03/01/21	690,000	746,925
Range Resources Corp 5.000% due 08/15/22	1,880,000	1,847,100
5.000% due 03/15/23	1,580,000	1,552,350
Regency Energy Partners LP 4.500% due 11/01/23 ~	520,000	471,900
6.500% due 07/15/21	2,450,000	2,572,500
Schlumberger Norge AS (Norway) 4.200% due 01/15/21 ~	50,000	53,459
SESI LLC 7.125% due 12/15/21	850,000	922,250
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	4,020,000	4,473,251
Sinopec Group Overseas Development Ltd (United Kingdom) 2.750% due 05/17/17 ~	2,400,000	2,418,173
The Williams Cos Inc 7.500% due 01/15/31	4,635,000	5,297,842
7.875% due 09/01/21	440,000	531,733
Transocean Inc (Cayman) 5.050% due 12/15/16	1,370,000	1,490,705
6.375% due 12/15/21	1,320,000	1,485,360
WPX Energy Inc 6.000% due 01/15/22	270,000	275,400

		186,931,049

Financials - 12.5%

Ally Financial Inc 7.500% due 09/15/20	40,000	46,250
American Express Credit Corp 5.125% due 08/25/14	11,279,000	11,823,776
American Honda Finance Corp 1.000% due 08/11/15 ~	5,100,000	5,110,251
American International Group Inc 3.750% due 11/30/13 ~	360,000	364,479
5.850% due 01/16/18	2,000,000	2,252,596
8.250% due 08/15/18	3,465,000	4,304,822

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
ANZ New Zealand International Ltd (New Zealand) 1.850% due 10/15/15 ~	$2,630,000	$2,668,174
Bank of America Corp 3.875% due 03/22/17	1,230,000	1,288,964
4.500% due 04/01/15	6,700,000	7,030,035
5.000% due 05/13/21	5,590,000	5,967,230
5.650% due 05/01/18	6,720,000	7,471,101
5.750% due 12/01/17	560,000	622,778
7.625% due 06/01/19	6,485,000	7,799,853
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	184,549
BBVA U.S. Senior SAU (Spain) 3.250% due 05/16/14	5,380,000	5,429,442
4.664% due 10/09/15	6,880,000	7,090,108
Berkshire Hathaway Inc 3.200% due 02/11/15	800,000	832,353
BNP Paribas SA (France) 2.375% due 09/14/17	3,740,000	3,705,050
Caterpillar Financial Services Corp 5.450% due 04/15/18	2,315,000	2,672,267
CIT Group Inc 4.250% due 08/15/17	1,840,000	1,856,100
Citigroup Inc 3.500% due 05/15/23	4,250,000	3,822,518
3.953% due 06/15/16	2,320,000	2,446,783
5.500% due 10/15/14	710,000	746,942
5.900% § ±	1,070,000	1,063,768
5.950% § ±	2,070,000	2,062,445
6.000% due 12/13/13	8,090,000	8,278,853
6.000% due 08/15/17	5,155,000	5,812,129
6.010% due 01/15/15	5,600,000	5,982,049
6.125% due 11/21/17	100,000	113,729
6.375% due 08/12/14	650,000	686,072
6.875% due 03/05/38	7,000,000	8,523,900
8.500% due 05/22/19	610,000	769,233
Commonwealth Bank of Australia (Australia) 1.250% due 09/18/15	6,100,000	6,138,503
3.750% due 10/15/14 ~	2,490,000	2,586,978
5.000% due 10/15/19 ~	1,060,000	1,187,239
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 11.000% § ± ~	3,830,000	4,942,542
Credit Agricole SA (France) 8.375% § ± ~	7,290,000	7,754,738
Daimler Finance North America LLC 1.300% due 07/31/15 ~	2,310,000	2,315,976
2.625% due 09/15/16 ~	5,390,000	5,535,287
Ford Motor Credit Co LLC 5.750% due 02/01/21	1,270,000	1,377,859
8.125% due 01/15/20	6,800,000	8,213,421
General Electric Capital Corp 1.625% due 07/02/15	1,970,000	1,993,766
3.750% due 11/14/14	9,000,000	9,355,194
4.375% due 09/16/20	640,000	678,253
5.300% due 02/11/21	2,640,000	2,899,214
5.875% due 01/14/38	1,570,000	1,735,687
6.000% due 08/07/19	8,010,000	9,307,131
6.150% due 08/07/37	1,105,000	1,255,661
6.875% due 01/10/39	2,440,000	3,019,912
General Motors Financial Co Inc 2.750% due 05/15/16 ~	930,000	916,631
3.250% due 05/15/18 ~	700,000	682,500
4.250% due 05/15/23 ~	800,000	747,000
Goldman Sachs Capital II 4.000% due 06/01/43 §	8,875,000	7,077,813
HSBC Bank USA NA 7.000% due 01/15/39	3,040,000	3,630,836

	Principal Amount	Value
HSBC Finance Corp 6.676% due 01/15/21	$570,000	$630,825
Hyundai Capital America 2.125% due 10/02/17 ~	1,370,000	1,325,378
ING U.S. Inc 2.900% due 02/15/18 ~	700,000	704,026
Intesa Sanpaolo SPA (Italy) 3.125% due 01/15/16	1,090,000	1,072,259
3.625% due 08/12/15 ~	2,330,000	2,336,123
3.875% due 01/16/18	810,000	778,302
JPMorgan Chase & Co 1.100% due 10/15/15	7,930,000	7,884,950
3.375% due 05/01/23	5,330,000	4,970,246
4.250% due 10/15/20	1,230,000	1,279,912
4.350% due 08/15/21	690,000	719,665
4.500% due 01/24/22	2,310,000	2,421,869
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	9,118,496
Lloyds Banking Group PLC (United Kingdom) 5.920% § ± ~	5,900,000	4,425,000
M&T Bank Corp 6.875% ± ~	8,130,000	8,464,753
MetLife Inc 4.750% due 02/08/21	2,370,000	2,585,767
Morgan Stanley 4.750% due 03/22/17	600,000	636,756
5.450% due 01/09/17	5,155,000	5,574,236
National Australia Bank Ltd (Australia) 1.600% due 08/07/15	2,000,000	2,028,004
Nationstar Mortgage LLC 6.500% due 07/01/21	700,000	675,500
Nordea Bank AB (Sweden) 3.700% due 11/13/14 ~	620,000	643,040
4.875% due 05/13/21 ~	6,220,000	6,390,254
QBE Insurance Group Ltd (Australia) 9.750% due 03/14/14 ~	2,026,000	2,130,651
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	980,000	996,827
4.700% due 07/03/18	580,000	563,255
5.000% due 10/01/14	1,510,000	1,544,253
6.100% due 06/10/23	3,870,000	3,676,214
6.400% due 10/21/19	370,000	411,463
7.640% § ±	1,600,000	1,448,000
7.648% § ±	420,000	388,500
Santander U.S. Debt SAU (Spain) 3.724% due 01/20/15 ~	2,900,000	2,927,971
3.781% due 10/07/15 ~	2,750,000	2,804,178
SLM Corp 3.875% due 09/10/15	5,110,000	5,173,487
8.000% due 03/25/20	3,380,000	3,671,525
Standard Chartered PLC (United Kingdom) 6.409% § ± ~	3,900,000	3,829,313
State Street Corp 4.956% due 03/15/18	10,010,000	11,036,225
Sumitomo Mitsui Banking Corp (Japan) 3.100% due 01/14/16 ~	1,300,000	1,354,601
3.150% due 07/22/15 ~	2,290,000	2,386,290
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,563,460
Temasek Financial I Ltd (Singapore) 2.375% due 01/23/23 ~	3,460,000	3,080,296
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	2,110,000	2,206,087
The Goldman Sachs Group Inc 4.750% due 07/15/13	190,000	190,267
5.250% due 10/15/13	930,000	941,542

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
5.250% due 07/27/21	$1,030,000	$1,103,273
5.750% due 01/24/22	400,000	441,734
5.950% due 01/15/27	3,270,000	3,367,894
6.000% due 05/01/14	960,000	1,000,094
6.000% due 06/15/20	5,460,000	6,141,179
6.250% due 02/01/41	7,880,000	8,952,113
6.750% due 10/01/37	2,645,000	2,719,917
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,295,765
UBS AG (Switzerland) 2.250% due 01/28/14	1,041,000	1,051,129
Vesey Street Investment Trust I 4.404% due 09/01/16 §	1,840,000	1,960,544
Wachovia Bank NA 6.000% due 11/15/17	2,800,000	3,197,194
6.600% due 01/15/38	2,080,000	2,552,493
Wachovia Capital Trust III 5.570% § ±	6,950,000	6,828,375
Wells Fargo & Co 1.500% due 01/16/18	1,730,000	1,688,541
3.450% due 02/13/23	2,980,000	2,850,039
3.676% due 06/15/16	2,830,000	3,025,293
4.600% due 04/01/21	6,240,000	6,807,634
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	2,565,000	2,763,788

		381,917,505

Health Care - 2.2%

AbbVie Inc 1.750% due 11/06/17 ~	5,730,000	5,617,663
2.900% due 11/06/22 ~	3,500,000	3,277,624
Express Scripts Holding Co 3.500% due 11/15/16	10,520,000	11,174,355
Fresenius Medical Care U.S. Finance I Inc 5.750% due 02/15/21 ~	760,000	801,800
Fresenius Medical Care U.S. Finance II Inc 5.875% due 01/31/22 ~	890,000	941,175
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	2,455,000	3,010,702
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	3,600,000	3,460,219
HCA Inc 6.500% due 02/15/20	1,200,000	1,301,250
7.500% due 02/15/22	3,060,000	3,396,600
Humana Inc 3.150% due 12/01/22	1,300,000	1,208,135
Medtronic Inc 3.125% due 03/15/22	430,000	420,806
4.450% due 03/15/20	2,110,000	2,299,630
Pfizer Inc 6.200% due 03/15/19	1,020,000	1,230,971
7.200% due 03/15/39	4,000,000	5,383,076
Roche Holdings Inc 6.000% due 03/01/19 ~	2,400,000	2,867,904
Tenet Healthcare Corp 4.500% due 04/01/21 ~	840,000	785,400
Teva Pharmaceutical Finance Co BV (Netherlands) 3.650% due 11/10/21	820,000	821,105
Teva Pharmaceutical Finance IV BV (Netherlands) 3.650% due 11/10/21	2,020,000	2,022,723
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,561,305
UnitedHealth Group Inc 1.625% due 03/15/19	1,820,000	1,760,774
3.875% due 10/15/20	2,110,000	2,219,933
5.700% due 10/15/40	10,000	11,059

	Principal Amount	Value
5.800% due 03/15/36	$660,000	$744,200
6.875% due 02/15/38	1,000,000	1,254,626
WellPoint Inc 1.250% due 09/10/15	1,210,000	1,212,513
3.125% due 05/15/22	2,050,000	1,946,504
3.700% due 08/15/21	1,610,000	1,625,276
7.000% due 02/15/19	3,870,000	4,649,890
Zoetis Inc 3.250% due 02/01/23 ~	730,000	694,574

		67,701,792

Industrials - 1.9%

Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	820,000	848,700
Air 2 U.S. (Cayman) 8.027% due 10/01/19 ~	1,656,948	1,781,219
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,537,517
CSC Holdings LLC 6.750% due 11/15/21	3,035,000	3,285,387
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 08/10/22	4,128,433	4,667,194
Eaton Corp 1.500% due 11/02/17 ~	2,000,000	1,942,778
2.750% due 11/02/22 ~	6,899,000	6,463,342
4.150% due 11/02/42 ~	2,040,000	1,839,800
General Electric Co 0.850% due 10/09/15	2,180,000	2,178,858
5.250% due 12/06/17	3,535,000	3,994,189
International Lease Finance Corp 6.500% due 09/01/14 ~	2,080,000	2,173,600
6.750% due 09/01/16 ~	5,660,000	6,141,100
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,996,119
Raytheon Co 3.125% due 10/15/20	1,680,000	1,692,430
The Boeing Co 4.875% due 02/15/20	5,300,000	6,055,934
UAL Pass-Through Trust 9.750% due 01/15/17	554,765	637,980
United Airlines Inc 6.750% due 09/15/15 ~	2,225,000	2,297,312
United Technologies Corp 4.500% due 04/15/20	2,130,000	2,371,612
4.500% due 06/01/42	1,880,000	1,863,430
Waste Management Inc 7.375% due 05/15/29	1,510,000	1,877,685

		57,646,186

Information Technology - 0.5%

Apple Inc 2.400% due 05/03/23	7,750,000	7,198,743
Freescale Semiconductor Inc 10.125% due 12/15/16	816,000	839,460
National Semiconductor Corp 6.600% due 06/15/17	380,000	446,763
Oracle Corp 1.200% due 10/15/17	4,990,000	4,849,746

		13,334,712

Materials - 3.5%

ArcelorMittal (Luxembourg) 5.000% due 02/25/17	1,330,000	1,353,275
Ardagh Packaging Finance PLC (Ireland) 4.875% due 11/15/22 ~	880,000	825,000
Ball Corp 4.000% due 11/15/23	10,000	9,287
5.000% due 03/15/22	1,300,000	1,300,000
6.750% due 09/15/20	2,880,000	3,117,600

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Barrick Gold Corp (Canada) 3.850% due 04/01/22	$810,000	$682,407
4.100% due 05/01/23 ~	4,730,000	3,957,094
6.950% due 04/01/19	2,470,000	2,622,135
Barrick North America Finance LLC 4.400% due 05/30/21	3,500,000	3,132,787
BHP Billiton Finance USA Ltd (Australia) 3.250% due 11/21/21	1,070,000	1,047,582
6.500% due 04/01/19	6,830,000	8,183,638
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,618,923
Cliffs Natural Resources Inc 3.950% due 01/15/18	2,150,000	2,055,527
4.800% due 10/01/20	1,820,000	1,642,255
6.250% due 10/01/40	2,310,000	1,917,785
Eagle Spinco Inc 4.625% due 02/15/21 ~	770,000	742,087
Ecolab Inc 4.350% due 12/08/21	1,270,000	1,342,427
FMG Resources Property Ltd (Australia) 6.375% due 02/01/16 ~	540,000	540,000
7.000% due 11/01/15 ~	1,480,000	1,502,200
8.250% due 11/01/19 ~	1,740,000	1,800,900
Freeport-McMoRan Copper & Gold Inc 2.375% due 03/15/18 ~	1,010,000	961,291
3.100% due 03/15/20 ~	2,530,000	2,340,442
3.550% due 03/01/22	5,465,000	4,970,527
Georgia-Pacific LLC 7.700% due 06/15/15	780,000	875,913
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19	885,000	963,775
5.750% due 04/15/24	885,000	974,597
6.000% due 11/15/21	1,890,000	2,126,293
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	708,988
Rio Tinto Finance USA Ltd (Australia) 1.875% due 11/02/15	3,700,000	3,755,211
2.500% due 05/20/16	1,410,000	1,450,554
3.750% due 09/20/21	2,320,000	2,293,926
4.125% due 05/20/21	1,120,000	1,139,911
9.000% due 05/01/19	3,750,000	4,875,454
Rock Tenn Co 3.500% due 03/01/20	1,020,000	999,123
4.000% due 03/01/23	1,330,000	1,283,284
Southern Copper Corp 5.250% due 11/08/42	7,320,000	6,048,984
Steel Dynamics Inc 7.625% due 03/15/20	1,700,000	1,819,000
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	10,949,000	10,449,091
6.875% due 11/21/36	4,520,000	4,602,834
8.250% due 01/17/34	1,205,000	1,422,264
Vedanta Resources PLC (United Kingdom) 8.750% due 01/15/14 ~	2,288,000	2,350,920
9.500% due 07/18/18 ~	1,100,000	1,207,250
Xstrata Finance Canada Ltd (Canada) 2.050% due 10/23/15 ~	4,270,000	4,273,160
2.700% due 10/25/17 ~	3,860,000	3,745,883
5.800% due 11/15/16 ~	820,000	895,041

		106,926,625

Telecommunication Services - 2.3%

America Movil SAB de CV (Mexico) 5.000% due 03/30/20	2,940,000	3,168,826
5.625% due 11/15/17	1,500,000	1,709,646
AT&T Inc 2.500% due 08/15/15	800,000	824,670
2.625% due 12/01/22	2,500,000	2,291,632
3.875% due 08/15/21	2,750,000	2,839,790

	Principal Amount	Value
4.350% due 06/15/45	$52,000	$45,476
4.450% due 05/15/21	990,000	1,067,522
5.500% due 02/01/18	5,915,000	6,769,948
5.550% due 08/15/41	1,560,000	1,631,836
6.300% due 01/15/38	5,375,000	6,000,849
Cellco Partnership 8.500% due 11/15/18	7,120,000	9,254,370
Deutsche Telekom International Finance BV (Netherlands) 5.750% due 03/23/16	3,300,000	3,670,339
6.750% due 08/20/18	1,545,000	1,863,741
Intelsat Jackson Holdings SA (Luxembourg) 5.500% due 08/01/23 ~	850,000	803,250
7.250% due 04/01/19	2,088,000	2,195,010
7.500% due 04/01/21	2,520,000	2,658,600
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	918,212
Softbank Corp (Japan) 4.500% due 04/15/20 ~	3,520,000	3,393,280
Sprint Capital Corp 8.750% due 03/15/32	3,899,000	4,308,395
Sprint Nextel Corp 9.000% due 11/15/18 ~	1,870,000	2,192,575
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	2,580,000	2,650,081
5.462% due 02/16/21	370,000	382,199
5.877% due 07/15/19	350,000	378,559
6.221% due 07/03/17	150,000	163,902
6.421% due 06/20/16	250,000	275,079
tw telecom holdings Inc 5.375% due 10/01/22	1,070,000	1,067,325
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,340,000	2,433,600
Verizon Communications Inc 1.250% due 11/03/14	3,000,000	3,018,927
6.000% due 04/01/41	780,000	879,145
6.350% due 04/01/19	300,000	356,204

		69,212,988

Utilities - 1.7%

AEP Texas Central Transition Funding LLC 5.306% due 07/01/21	2,500,000	2,897,774
Calpine Corp 7.500% due 02/15/21 ~	3,402,000	3,648,645
Dominion Resources Inc 5.150% due 07/15/15	4,500,000	4,867,983
5.200% due 08/15/19	2,300,000	2,615,744
DPL Inc 7.250% due 10/15/21	550,000	572,000
Duke Energy Corp 3.550% due 09/15/21	1,050,000	1,049,911
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	4,500,000	4,950,000
12.250% due 03/01/22 ~	700,000	777,000
FirstEnergy Corp 2.750% due 03/15/18	1,360,000	1,324,974
4.250% due 03/15/23	5,810,000	5,405,537
7.375% due 11/15/31	8,260,000	8,739,600
MidAmerican Energy Holdings Co 6.125% due 04/01/36	601,000	684,639
6.500% due 09/15/37	2,400,000	2,861,988
Pacific Gas & Electric Co 6.050% due 03/01/34	3,052,000	3,572,644
8.250% due 10/15/18	930,000	1,200,218
PacifiCorp 5.650% due 07/15/18	1,860,000	2,172,266

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
The AES Corp 7.375% due 07/01/21	$580,000	$639,450
8.000% due 06/01/20	2,530,000	2,896,850
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	2,107,011

		52,984,234

Total Corporate Bonds & Notes (Cost $1,059,040,456)		1,095,520,265

SENIOR LOAN NOTES - 1.7%

Consumer Discretionary - 1.1%

Ancestry.com Inc 5.250% due 12/28/18 §	3,126,738	3,124,393
Caesars Entertainment Operating Co Term B6 (Extended) 5.443% due 01/26/18 §	1,437,099	1,273,090
Cengage Learning Acquisitions Inc (Extended) 5.700% due 07/05/17 §	1,363,828	1,018,325
Dunkin Brands Inc Term B3 3.750% due 02/14/20 §	1,479,834	1,478,794
Getty Images Inc Term B 4.750% due 10/18/19 §	1,283,550	1,273,442
Landry’s Inc Term B 4.750% due 04/24/18 §	1,967,500	1,972,828
Language Line LLC Term B 6.250% due 06/20/16 §	1,683,456	1,670,409
Las Vegas Sands LLC (Extended) (Delayed Draw) 2.700% due 11/23/16 §	419,575	419,200
Term B (Extended) 2.700% due 11/23/16 §	2,087,593	2,085,729
ServiceMaster Co 2.700% due 07/24/14 §	4,555,875	4,533,095
(Delayed Draw) 2.700% due 07/24/14 §	431,625	429,467
The Gymboree Corp 5.000% due 02/23/18 §	2,875,859	2,783,593
The Neiman Marcus Group Inc (Extended) 4.000% due 05/16/18 §	2,990,000	2,984,161
Univision Communications Inc (Extended) 4.500% due 03/31/17 §	2,375,524	2,386,807
Virgin Media Investment Holdings Ltd Term B (United Kingdom) 3.500% due 06/05/20 §	1,820,000	1,805,782
Visant Holding Corp Term B 5.250% due 12/22/16 §	1,456,574	1,394,930
Wendy’s International Inc Term B 3.250% due 05/15/19 §	1,367,778	1,366,496

		32,000,541

Consumer Staples - 0.0%

Del Monte Foods Co 4.000% due 03/08/18 §	929,796	927,952

Financials - 0.2%

First Data Corp 4.193% due 09/24/18 §	1,000,000	979,531
Term B (Extended) 4.193% due 03/23/18 §	3,257,313	3,181,987
Windsor Financing LLC Term B 6.250% due 12/05/17 §	983,154	1,007,733

		5,169,251

Health Care - 0.0%

Capsugel Holdings U.S. Inc Term B 4.250% due 08/01/18 §	1,311,277	1,324,390

	Principal Amount	Value
Industrials - 0.3%

BakerCorp International Inc 4.250% due 02/14/20 §	$989,962	$985,837
FGI Operating Co LLC 5.500% due 04/19/19 §	1,980,926	1,988,354
Nielsen Finance LLC Term E 2.943% due 05/02/16 §	3,357,176	3,371,444
Schaeffler AG Term C (Germany) 4.250% due 01/27/17 §	2,000,000	2,005,000

		8,350,635

Telecommunication Services - 0.1%

Telesat LLC Term B 3.500% due 03/28/19 §	1,485,028	1,487,349

Utilities - 0.0%

Equipower Resources Holdings LLC (1st Lien) 5.500% due 12/21/18 §	1,223,941	1,246,125

Total Senior Loan Notes (Cost $50,537,638)		50,506,243

MORTGAGE-BACKED SECURITIES - 39.8%

Collateralized Mortgage Obligations - Commercial - 2.1%

Banc of America Commercial Mortgage Trust 5.421% due 09/10/45 " §	1,119,000	1,204,440
Bear Stearns Commercial Mortgage Securities Trust 5.905% due 06/11/40 " §	920,000	1,025,544
5.915% due 06/11/50 " §	960,000	1,073,550
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 " ~	3,570,000	3,421,852
Citigroup Commercial Mortgage Trust 2.110% due 01/12/18 " ~	1,488,880	1,496,667
Cobalt Commercial Mortgage Trust 5.526% due 04/15/47 " §	1,225,000	1,351,088
COMM Mortgage Trust 3.086% due 04/12/35 " § ~	880,000	820,329
Commercial Mortgage Pass-Through Certificates 2.822% due 11/15/45 "	290,000	270,911
5.615% due 01/15/49 " §	2,704,000	2,880,416
Commercial Mortgage Trust 6.056% due 07/10/38 " §	2,041,000	2,235,412
DBUBS Mortgage Trust (IO) 1.588% due 08/10/44 " § ~	13,068,648	524,268
Extended Stay America Trust 2.958% due 12/05/31 " ~	1,090,000	1,064,207
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.026% due 09/25/22 " §	6,096,197	388,691
1.210% due 01/25/20 " §	11,310,845	622,000
1.388% due 06/25/21 " §	10,926,982	867,236
1.394% due 04/25/20 " §	33,784,853	2,089,999
1.600% due 12/25/21 " §	7,171,801	667,992
1.646% due 06/25/22 " §	4,347,007	453,643
1.666% due 08/25/20 " §	12,832,745	977,599
1.716% due 02/25/18 " §	32,291,582	1,970,287
1.736% due 10/25/21 " §	6,085,679	620,806
1.827% due 06/25/20 " §	33,563,062	2,918,241
1.838% due 07/25/21 " §	15,035,850	1,581,884
2.252% due 05/25/18 " §	23,940,538	2,086,250
GS Mortgage Securities Trust (IO) 1.907% due 08/10/44 " § ~	5,724,265	447,503

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust 5.336% due 05/15/47 "	$4,455,000	$4,924,693
5.440% due 05/15/45 "	1,516,000	1,658,919
5.930% due 02/12/51 " §	400,000	445,445
6.078% due 02/12/51 " §	1,400,000	1,578,271
LB-UBS Commercial Mortgage Trust 6.425% due 09/15/45 " §	960,000	1,081,074
Lehman Brothers Floating Rate Commercial Mortgage Trust 0.313% due 09/15/21 " § ~	412,007	411,692
Merrill Lynch Mortgage Trust 6.038% due 06/12/50 " §	140,000	157,821
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.204% due 12/12/49 " §	1,280,000	1,381,173
5.378% due 08/12/48 "	5,570,000	6,136,107
Morgan Stanley Bank of America Merrill Lynch Trust 2.918% due 02/15/46 "	1,280,000	1,197,749
3.214% due 02/15/46 "	1,354,000	1,267,978
3.456% due 05/15/46 "	1,330,000	1,254,554
Morgan Stanley Bank of America Merrill Lynch Trust (IO) 2.081% due 08/15/45 " § ~	10,729,661	1,106,411
UBS-Barclays Commercial Mortgage Trust 3.317% due 12/10/45 " ~	1,740,000	1,647,226
Wachovia Bank Commercial Mortgage Trust 5.383% due 12/15/43 "	1,220,000	1,289,566
5.500% due 04/15/47 "	3,240,000	3,643,860
WFRBS Commercial Mortgage Trust (IO) 1.317% due 02/15/44 " § ~	16,155,799	701,905
1.755% due 06/15/45 " § ~	3,233,731	328,374

		63,273,633

Collateralized Mortgage Obligations - Residential - 13.6%

Adjustable Rate Mortgage Trust 0.443% due 03/25/36 " §	866,612	554,494
2.665% due 07/25/35 " §	1,013,909	909,657
2.697% due 10/25/35 " §	10,260,000	8,578,212
Alternative Loan Trust 6.000% due 03/25/27 "	589,186	541,334
6.500% due 09/25/34 "	1,373,365	1,393,182
6.500% due 09/25/36 "	3,616,191	2,912,829
Bear Stearns Adjustable Rate Mortgage Trust 2.771% due 10/25/36 " §	554,886	448,749
Chevy Chase Mortgage-Backed Certificates 0.373% due 08/25/47 " § ~	1,270,235	785,911
0.393% due 01/25/36 " § ~	16,530	13,796
0.423% due 07/25/36 " § ~	186,811	157,623
0.483% due 10/25/35 " § ~	47,360	40,506
0.493% due 08/25/35 " § ~	20,732	18,088
Citigroup Mortgage Loan Trust 2.430% due 02/25/36 " § ~	2,660,351	2,680,327
2.872% due 04/25/37 " §	2,688,480	2,248,818
6.500% due 10/25/36 " ~	4,060,495	3,149,740
Citimortgage Alternative Loan Trust 6.000% due 01/25/37 "	7,489,314	6,394,668
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	4,113,099	4,054,035
Fannie Mae 0.543% due 05/25/34 " §	1,748,990	1,754,549
4.000% due 04/25/40 - 07/25/40 "	37,500,000	39,157,605
5.500% due 04/25/42 "	11,400,000	12,532,653
6.000% due 05/25/42 "	6,851,825	7,595,220
6.500% due 06/25/39 - 07/25/42 "	12,982,953	14,722,063
7.000% due 05/25/42 "	2,733,803	3,075,470

	Principal Amount	Value
Fannie Mae (IO) 3.000% due 11/25/26 - 04/25/32 "	$29,939,835	$3,630,622
3.500% due 11/25/41 "	5,416,135	688,776
4.000% due 11/25/39 "	2,330,432	231,301
4.500% due 11/25/39 "	1,710,676	199,517
4.807% due 04/25/40 " §	11,617,543	961,313
5.000% due 01/25/38 - 01/25/39 "	3,627,722	530,546
5.000% due 01/25/39 " §	1,146,176	174,799
5.207% due 08/25/42 " §	3,159,340	476,601
5.500% due 01/25/39 " §	1,166,195	180,499
5.757% due 09/25/41 " §	11,055,502	1,813,228
5.807% due 06/25/42 " §	7,455,016	1,345,550
5.857% due 05/25/39 - 05/25/39 " §	2,759,527	571,361
5.907% due 07/25/40 - 09/25/42 " §	7,487,438	1,674,745
5.957% due 03/25/42 - 03/25/43 " §	27,729,883	6,524,523
5.967% due 12/25/39 " §	1,889,263	275,355
6.000% due 01/25/38 - 07/25/38 "	5,312,354	788,336
6.007% due 03/25/39 - 01/25/43 " §	8,190,151	1,586,526
6.237% due 05/25/41 " §	1,486,999	223,721
6.287% due 04/25/40 " §	2,834,306	467,782
6.307% due 10/25/40 - 06/25/42 " §	6,133,701	889,330
6.337% due 12/25/40 - 01/25/41 " §	5,710,849	850,275
6.357% due 03/25/39 - 07/25/39 " §	8,596,106	1,863,035
6.407% due 11/25/36 - 10/25/42 " §	8,293,766	1,977,932
6.447% due 07/25/41 " §	2,543,715	343,924
6.457% due 09/25/40 - 03/25/42 " §	11,013,673	1,952,712
6.487% due 07/25/41 " §	5,252,200	633,030
6.507% due 12/25/42 " §	5,566,957	1,357,205
Fannie Mae (PO) 0.286% due 03/25/42 - 03/25/42 "	765,161	712,995
Freddie Mac 0.543% due 04/15/33 " §	673,382	673,903
1.193% due 02/15/32 " §	254,875	260,681
3.500% due 07/30/43 "	2,700,000	2,690,258
4.000% due 12/15/39 "	10,346,417	11,009,327
5.000% due 02/15/30 - 03/15/35 "	25,891,488	28,296,134
5.500% due 07/15/34 "	9,966,489	11,169,583
6.000% due 05/15/36 "	9,779,017	10,651,423
Freddie Mac (IO) 3.000% due 09/15/31 "	5,366,322	685,598
5.758% due 10/15/41 - 06/15/42 " §	6,473,166	1,627,277
5.808% due 06/15/42 - 06/15/42 " §	11,534,996	2,667,272
5.838% due 09/15/37 " §	3,282,531	439,266
5.858% due 04/15/39 - 08/15/42 " §	17,525,416	3,403,436
5.908% due 08/15/42 - 12/15/42 " §	9,938,782	2,540,208
5.958% due 08/15/32 - 05/15/43 " §	24,123,981	5,916,733
6.000% due 01/15/41 "	3,554,644	536,297
6.008% due 05/15/39 - 10/15/42 " §	14,874,986	3,331,194
6.038% due 01/15/40 " §	1,045,691	138,977
6.058% due 09/15/42 " §	2,684,636	554,443
6.098% due 11/15/36 " §	1,748,157	263,913
6.408% due 11/15/41 - 09/15/42 " §	9,754,124	2,319,770
7.008% due 08/15/35 " §	995,753	172,494
Government National Mortgage Association 0.548% due 08/20/58 " §	22,996,080	22,902,704
0.698% due 03/20/61 " §	3,347,671	3,353,784
1.193% due 05/20/60 " §	909,899	929,015
4.500% due 07/20/39 - 10/20/39 "	18,800,000	20,639,532
5.000% due 07/20/39 - 04/16/40 "	10,600,000	11,830,010
Government National Mortgage Association (IO) 3.500% due 04/20/27 - 02/20/38 "	12,068,929	1,626,242
4.058% due 12/20/40 " §	828,062	94,078
5.000% due 11/20/36 "	3,860,492	309,500
5.808% due 02/16/40 - 03/16/41 " §	9,722,798	1,619,002
5.908% due 08/16/42 " §	3,362,799	786,820
5.938% due 02/16/36 " §	4,796,445	687,735
5.958% due 02/20/40 " §	7,375,121	1,257,039
5.988% due 09/20/40 " §	2,196,244	368,222
6.008% due 05/20/37 " §	5,124,108	724,389

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
6.158% due 11/20/39 " §	$2,241,417	$347,930
6.288% due 04/20/40 " §	690,603	139,233
6.308% due 03/20/39 - 05/20/40 " §	7,268,805	1,230,458
6.358% due 04/16/34 - 12/20/38 " §	3,020,343	349,598
6.438% due 11/20/38 " §	1,269,384	155,461
6.458% due 01/20/40 - 11/16/41 " §	2,948,846	609,099
6.508% due 06/20/35 - 12/16/36 " §	4,594,817	527,022
GSMPS Mortgage Loan Trust 0.543% due 03/25/35 " § ~	1,819,488	1,555,811
0.543% due 09/25/35 " § ~	5,468,187	4,554,513
GSR Mortgage Loan Trust 2.648% due 07/25/35 " §	1,000,000	876,065
GSR Mortgage Loan Trust (IO) 6.357% due 10/25/36 " §	3,441,090	725,048
Homestar Mortgage Acceptance Corp 0.743% due 01/25/35 " §	1,736,620	1,703,843
Impac CMB Trust 0.453% due 11/25/35 " §	2,862,102	2,120,709
IndyMac Index Mortgage Loan Trust 0.433% due 06/25/37 " §	4,699,835	3,955,729
0.453% due 06/25/35 " §	3,596,104	2,965,297
JP Morgan Mortgage Trust 3.094% due 08/25/35 " §	2,400,000	2,183,893
Lehman Mortgage Trust 6.000% due 05/25/37 "	1,192,587	1,149,142
MASTR Adjustable Rate Mortgages Trust 2.672% due 04/21/34 " §	4,288,970	4,352,335
MASTR Reperforming Loan Trust 0.553% due 07/25/35 " § ~	7,204,839	6,145,900
7.000% due 08/25/34 " ~	2,525,658	2,632,236
Merrill Lynch Mortgage Investors Trust 2.481% due 06/25/35 " §	4,000,000	3,732,266
Morgan Stanley Mortgage Loan Trust 2.724% due 07/25/35 " §	3,070,145	2,548,681
2.752% due 07/25/34 " §	1,398,396	1,370,776
NAAC Reperforming Loan REMIC Trust 6.500% due 02/25/35 " ~	3,447,864	3,623,450
RAAC Trust 6.000% due 09/25/34 "	907,995	917,580
RBSSP Resecuritization Trust 3.335% due 12/26/35 " § ~	1,537,284	1,563,331
Residential Asset Securitization Trust 0.693% due 07/25/36 " §	1,057,912	669,827
6.000% due 08/25/36 "	2,750,036	2,422,302
Structured Adjustable Rate Mortgage Loan Trust 0.493% due 08/25/37 " §	1,543,373	1,153,153
2.550% due 05/25/34 " §	2,155,438	2,134,422
5.136% due 05/25/36 " §	4,893,585	3,996,474
5.221% due 05/25/36 " §	6,942,255	5,781,205
Wachovia Mortgage Loan Trust 0.373% due 01/25/37 " §	1,581,396	999,204
WaMu Mortgage Pass-Through Certificates 0.483% due 10/25/45 " §	5,332,983	4,850,487
0.513% due 08/25/45 " §	6,757,177	6,108,430
0.738% due 07/25/44 " §	725,018	649,448
2.429% due 09/25/33 " §	544,361	546,660
2.464% due 10/25/33 " §	4,857,020	4,860,206
2.469% due 02/25/33 " §	1,494,661	1,464,941
4.954% due 07/25/37 " §	8,885,731	8,017,613
5.703% due 10/25/36 " §	2,470,108	1,946,529
Washington Mutual Mortgage Pass-Through Certificates 6.000% due 07/25/36 "	1,401,573	996,697
Wells Fargo Mortgage Loan Trust 3.148% due 08/27/35 " § ~	4,561,352	4,676,620

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 06/25/37 "	$4,665,409	$4,486,880
6.000% due 08/25/37 "	3,475,494	3,402,533

		414,320,364

Fannie Mae - 13.6%

2.500% due 01/01/28 - 07/01/43 "	38,438,722	37,867,286
3.000% due 09/01/42 - 07/01/43 "	98,986,119	96,659,830
3.500% due 10/01/42 - 07/01/43 "	109,425,926	110,563,185
4.000% due 11/01/41 - 07/01/43 "	47,975,881	50,016,740
4.500% due 04/01/23 - 07/01/43 "	62,382,126	66,235,984
5.000% due 07/01/33 - 05/01/42 "	29,239,776	31,953,167
5.500% due 04/01/37 - 11/01/38 "	11,194,904	12,187,603
6.000% due 04/01/33 - 08/01/37 "	1,743,580	1,936,631
7.000% due 02/01/39 "	5,882,857	6,496,478

		413,916,904

Freddie Mac - 3.4%

2.815% due 11/01/36 " §	713,577	762,884
3.500% due 07/01/28 - 04/01/43 "	12,710,788	12,847,692
4.000% due 10/01/25 - 10/01/42 "	24,873,875	26,065,432
4.500% due 09/01/40 "	9,221,202	9,814,000
5.000% due 12/01/35 - 03/01/38 "	14,926,493	15,928,619
5.328% due 06/01/37 " §	129,966	139,744
5.423% due 07/01/37 " §	489,914	526,969
5.500% due 08/01/37 - 12/01/38 "	8,543,906	9,189,787
5.504% due 06/01/37 " §	1,980,293	2,104,710
5.571% due 06/01/37 " §	273,544	294,306
5.918% due 01/01/37 " §	147,577	159,324
6.000% due 10/01/36 - 11/01/39 "	22,055,578	24,001,483
6.500% due 09/01/39 "	1,427,877	1,606,058
7.000% due 03/01/39 "	1,758,483	2,006,174

		105,447,182

Government National Mortgage Association - 7.1%

0.836% due 08/20/60 " §	1,079,102	1,086,978
3.000% due 07/01/43 "	10,400,000	10,278,125
3.500% due 07/01/43 - 07/01/43 "	73,600,000	75,501,493
4.000% due 07/01/43 "	11,200,000	11,739,000
4.500% due 01/20/40 - 07/20/41 "	45,665,651	49,187,767
5.000% due 01/15/40 - 11/20/40 "	33,053,193	36,360,938
5.500% due 06/15/36 "	1,295,020	1,423,225
6.000% due 06/20/35 - 03/20/42 "	25,337,043	28,082,031
6.500% due 10/20/37 "	2,416,718	2,724,077

		216,383,634

Total Mortgage-Backed Securities (Cost $1,217,272,555)		1,213,341,717

ASSET-BACKED SECURITIES - 3.5%

ACE Securities Corp Home Equity Loan Trust 0.973% due 04/25/34 " §	2,435,168	2,107,815
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.213% due 04/25/34 " §	2,212,558	1,919,488
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.093% due 10/25/34 " §	6,950,000	6,379,964
Asset-Backed Pass-Through Certificates 0.883% due 04/25/34 " §	2,194,659	2,062,139
Asset-Backed Securities Corp Home Equity Loan Trust 0.723% due 06/25/34 " §	1,888,128	1,870,806
Avis Budget Rental Car Funding AESOP LLC 1.920% due 09/20/19 " ~	1,770,000	1,730,373
2.100% due 03/20/19 " ~	2,300,000	2,260,981

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
2.802% due 05/20/18 " ~	$2,415,000	$2,492,146
3.150% due 03/20/17 " ~	2,210,000	2,305,948
Bear Stearns Asset-Backed Securities Trust 0.763% due 09/25/34 " §	1,198,778	1,153,420
Citigroup Mortgage Loan Trust 0.263% due 05/25/37 " §	723,621	584,933
Citigroup Mortgage Loan Trust Inc 0.343% due 08/25/36 " §	781,305	735,297
0.623% due 07/25/35 " §	1,455,000	1,431,268
Countrywide Home Equity Loan Trust 0.343% due 11/15/36 " §	257,126	218,914
Credit-Based Asset Servicing & Securitization LLC 0.973% due 07/25/33 " §	1,535,537	1,392,080
EFS Volunteer No 2 LLC 1.543% due 03/25/36 " § ~	3,800,000	3,841,010
EFS Volunteer No 3 LLC 1.193% due 04/25/33 " § ~	3,200,000	3,137,258
Greenpoint Manufactured Housing 2.959% due 03/18/29 " §	2,400,000	2,119,270
3.591% due 06/19/29 " §	900,000	847,187
3.699% due 02/20/30 " §	950,000	774,871
7.270% due 06/15/29 "	4,505,991	4,557,674
GSAA Home Equity Trust 0.353% due 07/25/36 " §	2,710,769	1,294,132
GSAMP Trust 0.743% due 03/25/34 " §	2,005,242	1,999,775
Hertz Vehicle Financing LLC 1.830% due 08/25/19 " ~	2,420,000	2,327,617
5.290% due 03/25/16 " ~	1,310,000	1,391,140
Keycorp Student Loan Trust 0.536% due 10/25/32 " §	2,263,543	2,220,428
Manufactured Housing Contract Trust Pass-Through Certificates 3.693% due 03/13/32 " §	2,500,000	2,180,931
3.699% due 02/20/32 " §	1,675,000	1,492,372
Nelnet Education Loan Funding Inc 1.090% due 02/25/39 " §	3,650,000	3,380,977
Nelnet Student Loan Trust 0.436% due 01/25/37 " §	1,172,246	1,134,997
Northstar Education Finance Inc 0.516% due 01/29/46 " §	2,500,000	2,287,688
NovaStar Mortgage Funding Trust 1.253% due 12/25/33 " §	1,799,971	1,651,720
Origen Manufactured Housing Contract Trust 2.410% due 10/15/37 " §	11,449,129	9,207,275
2.591% due 04/15/37 " §	11,937,697	10,127,241
PAMCO CLO 7.910% due 08/06/13 " Y	2,426,930	715,944
RAMP Trust 0.603% due 11/25/35 " §	2,000,000	1,842,551
5.350% due 02/25/33 " §	2,318,628	2,184,299
RASC Trust 0.343% due 06/25/36 " §	2,418,756	2,372,741
Saxon Asset Securities Trust 0.883% due 05/25/35 " §	2,904,228	2,661,837
SLM Student Loan Trust 0.386% due 01/25/27 " §	4,100,000	3,959,095
0.396% due 01/25/27 " §	3,950,000	3,811,266
0.943% due 05/26/26 " §	2,200,000	2,179,605
Structured Asset Investment Loan Trust 1.193% due 10/25/33 " §	1,200,000	1,113,557
Structured Asset Securities Corp Pass-Through Certificates 3.450% due 02/25/32 "	2,975,199	2,937,609

Total Asset-Backed Securities (Cost $102,245,345)		108,397,639

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 3.0%

Fannie Mae 3.230% due 10/09/19	$30,610,000	$25,740,347
6.625% due 11/15/30	15,850,000	21,588,176
Financing Corp Strips 1.346% due 08/03/18	960,000	879,556
3.110% due 12/27/18	10,969,000	9,943,684
3.170% due 03/07/19	2,060,000	1,849,839
3.688% due 11/02/18	12,210,000	11,159,757
3.996% due 12/06/18	5,350,000	4,816,257
4.266% due 09/26/19	5,315,000	4,642,955
Tennessee Valley Authority 5.250% due 09/15/39	8,810,000	9,959,890

Total U.S. Government Agency Issues (Cost $88,957,809)		90,580,461

U.S. TREASURY OBLIGATIONS - 12.1%

U.S. Treasury Bonds - 7.0%

2.750% due 08/15/42	151,865,000	131,280,155
2.750% due 11/15/42	11,023,800	9,520,087
2.875% due 05/15/43	38,800,000	34,392,553
3.125% due 02/15/43	42,200,000	39,450,417

		214,643,212

U.S. Treasury Inflation Protected Security - 0.2%

2.125% due 02/15/40 ^	4,723,069	5,736,683

U.S. Treasury Notes - 4.9%

0.250% due 08/31/14	2,110,000	2,111,030
0.375% due 11/15/15	1,460,000	1,456,521
0.625% due 04/30/18	880,000	850,128
0.750% due 10/31/17	62,510,000	61,315,934
0.750% due 03/31/18	9,680,000	9,419,095
1.000% due 05/31/18	24,860,000	24,424,950
1.375% due 05/31/20	860,000	829,463
1.750% due 05/15/23	52,680,000	49,309,323
1.875% due 06/30/20	200,000	199,273

		149,915,717

Total U.S. Treasury Obligations (Cost $395,319,576)		370,295,612

FOREIGN GOVERNMENT BONDS & NOTES - 3.1%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/14	BRL 4,518,000	2,033,761
10.000% due 01/01/17	63,780,000	27,979,798
10.000% due 01/01/21	5,553,000	2,377,944
Mexican Bonos (Mexico) 6.500% due 06/09/22	MXN 374,182,300	30,497,556
8.000% due 06/11/20	341,768,000	30,221,534
10.000% due 12/05/24	14,760,000	1,538,715

Total Foreign Government Bonds & Notes (Cost $104,153,169)		94,649,308

MUNICIPAL BONDS - 0.6%

Pennsylvania Higher Education Assistance Agency 0.184% due 05/01/46 §	$1,950,000	1,883,066
0.192% due 05/01/46 §	725,000	700,085
0.204% due 05/01/46 §	16,525,000	15,956,309

Total Municipal Bonds (Cost $17,239,804)		18,539,460

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
PURCHASED OPTIONS - 0.0%
(See Note (h) in Notes to Schedule of Investments) (Cost $765,755)		$359,791

SHORT-TERM INVESTMENTS - 8.4%

U.S. Government Agency Issues - 3.0%

Fannie Mae 0.122% due 02/24/14 ‡	$4,840,000	4,836,801
Freddie Mac 0.101% due 12/18/13 ‡	2,600,000	2,599,017
0.162% due 10/22/13	85,000,000	84,989,290

		92,425,108

Repurchase Agreements - 5.4%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $14,593,857; collateralized by Federal Farm Credit Bank: 0.250% due 01/07/15 and value $795,000; Freddie Mac: 0.625% due 12/29/14 and value $8,347,138; and U.S. Treasury Notes: 2.625% - 4.000% due 12/31/14 - 02/15/15 and value $5,744,723)	14,593,844	14,593,844
The Royal Bank of Scotland Group PLC 0.080% due 07/01/13 (Dated 06/28/13, repurchase price of $75,000,500; collateralized by U.S. Treasury Notes: 3.250% due 07/31/16 and value $76,499,983)	75,000,000	75,000,000
The Royal Bank of Scotland Group PLC 0.090% due 07/01/13 (Dated 06/28/13, repurchase price of $75,000,563; collateralized by U.S. Treasury Notes: 0.625% due 08/31/17 and value $76,500,000)	75,000,000	75,000,000

		164,593,844

Total Short-Term Investments (Cost $256,986,087)		257,018,952

TOTAL INVESTMENTS - 108.3% (Cost $3,299,785,366)		3,306,892,118

OTHER ASSETS & LIABILITIES, NET - (8.3%)		(254,723,426)

NET ASSETS - 100.0%		$3,052,168,692

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	39.8%
Corporate Bonds & Notes	35.9%
U.S. Treasury Obligations	12.1%
Short-Term Investments	8.4%
Asset-Backed Securities	3.5%
Foreign Government Bonds & Notes	3.1%
U.S. Government Agency Issues	3.0%
Others (each less than 3.0%)	2.5%

	108.3%
Other Assets & Liabilities, Net	(8.3%	)

	100.0%

(b)	As of June 30, 2013, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	36.1%
A-1 (Short-Term Debt only)	5.0%
AA/U.S. Government & Agency Issues	15.4%
A	17.6%
BBB	11.3%
BB	5.2%
B	2.9%
CCC	1.6%
CC	0.4%
D	1.0%
Not Rated	3.5%

100.0%

(c)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(d)	An investment with a value of $715,944 or less than 0.1% of the portfolio’s net assets was in default as of June 30, 2013.

(e)	As of June 30, 2013, investments with total aggregate value of $7,435,818 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Euribor (06/15)	GSC	553	EUR 553,000,000	($73,169)
Eurodollar (03/15)	GSC	327	$327,000,000	90,512
U.S. Treasury 5-Year Notes (09/13)	GSC	1,848	184,800,000	(2,772,420)

				(2,755,077)

Short Futures Outstanding
U.S. Treasury 2-Year Notes (09/13)	GSC	59	11,800,000	10,793
U.S. Treasury 10-Year Notes (09/13)	GSC	2,679	267,900,000	8,338,903
U.S. Treasury 30-Year Bonds (09/13)	GSC	610	61,000,000	2,962,783

				11,312,479

Total Futures Contracts				$8,557,402

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(g)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
JPY	3,096,050,000	USD	31,188,959	08/13	CIT	$33,136
PHP	663,900,000	USD	16,146,213	08/13	CIT	(784,941)
USD	52,421,431	EUR	39,918,240	08/13	CIT	452,171
USD	27,073,038	EUR	20,612,000	08/13	MSC	238,428
USD	34,704,711	GBP	22,397,000	08/13	CIT	650,209
USD	10,905,120	JPY	1,083,500,000	07/13	JPM	(20,393)
USD	16,572,110	JPY	1,636,529,000	08/13	BRC	68,544
USD	21,791,789	JPY	2,172,260,000	08/13	CIT	(114,352)
USD	29,591,891	JPY	2,923,812,000	08/13	CIT	106,729

Total Forward Foreign Currency Contracts						$629,531

(h)	Purchased options outstanding as of June 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - OTC Euro versus U.S. Dollar	$1.295	07/10/13	CIT	$65,730,000	$765,755	$359,791

Total Purchased Options					$765,755	$359,791

(i)	Transactions in written options for the period ended June 30, 2013 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2012	-	-	$-
Call Options Written	2,351	32,590,000	922,358
Put Options Written	1,518	-	433,570
Call Options Exercised	(553)	(32,590,000)	(581,449)
Put Options Exercised	(211)	-	(68,174)
Call Options Expired	(632)	-	(117,055)
Call Options Closed	(1,166)	-	(223,854)
Put Options Closed	(1,307)	-	(365,396)

Outstanding, June 30, 2013	-	-	$-

(j)	Swap agreements outstanding as of June 30, 2013 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx FINSUB 18 5Y	1.000%	06/20/18	BNP	$8,500,000	$347,302	$314,036	$33,266
iTraxx FINSUB 18 5Y	1.000%	06/20/18	BRC	3,900,000	159,351	165,620	(6,269)

					$506,653	$479,656	$26,997

Total Credit Default Swaps					$506,653	$479,656	$26,997

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Interest from Fannie Mae	1-Month USD-LIBOR	BRC	01/12/41	$640,061	$12,629	($118)	$12,747

Total Swap Agreements					$519,282	$479,538	$39,744

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$7,682,670	$7,682,670	$-	$-
	Corporate Bonds & Notes	1,095,520,265	-	1,088,433,872	7,086,393
	Senior Loan Notes	50,506,243	-	50,506,243
	Mortgage-Backed Securities	1,213,341,717	-	1,209,564,481	3,777,236
	Asset-Backed Securities	108,397,639	-	107,681,695	715,944
	U.S. Government Agency Issues	90,580,461	-	90,580,461	-
	U.S. Treasury Obligations	370,295,612	-	370,295,612	-
	Foreign Government Bonds & Notes	94,649,308	-	94,649,308	-
	Municipal Bonds	18,539,460	-	18,539,460	-
	Short-Term Investments	257,018,952	-	257,018,952	-
	Derivatives:
	Credit Contracts
	Swaps	506,653	-	506,653	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,549,217	-	1,549,217	-
	Purchased Options	359,791	-	359,791	-

	Total Foreign Currency Contracts	1,909,008	-	1,909,008	-

	Interest Rate Contracts
	Futures	11,402,991	11,402,991	-	-
	Swaps	12,629	-	12,629	-

	Total Interest Rate Contracts	11,415,620	11,402,991	12,629	-

	Total Assets - Derivatives	13,831,281	11,402,991	2,428,290	-

	Total Assets	3,320,363,608	19,085,661	3,289,698,374	11,579,573

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(919,686)	-	(919,686)	-
	Interest Rate Contracts
	Futures	(2,845,589)	(2,845,589)	-	-

	Total Liabilities - Derivatives	(3,765,275)	(2,845,589)	(919,686)	-

	Total Liabilities	(3,765,275)	(2,845,589)	(919,686)	-

	Total	$3,316,598,333	$16,240,072	$3,288,778,688	$11,579,573

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 9.9%

Consumer Discretionary - 2.8%

CCO Holdings LLC 5.750% due 09/01/23 ~	$3,000,000	$2,917,500
Clear Channel Communications Inc 9.000% due 03/01/21	2,000,000	1,910,000
Lynx II Corp 6.375% due 04/15/23 ~	3,000,000	3,037,500

		7,865,000

Consumer Staples - 1.1%

Reynolds Group Issuer Inc
5.750% due 10/15/20	1,000,000	1,010,000
8.500% due 05/15/18	2,000,000	2,070,000

		3,080,000

Financials - 1.1%

First Data Corp 6.750% due 11/01/20 ~	3,000,000	3,067,500

Information Technology - 1.0%

Freescale Semiconductor Inc 5.000% due 05/15/21 ~	3,000,000	2,857,500

Materials - 2.1%

FMG Resources Property Ltd (Australia) 6.875% due 04/01/22 ~	3,000,000	2,921,250
Hexion U.S. Finance Corp 6.625% due 04/15/20 ~	3,000,000	3,007,500

		5,928,750

Telecommunication Services - 1.8%

Intelsat Luxembourg SA (Luxembourg) 8.125% due 06/01/23 ~	5,000,000	5,181,250

Total Corporate Bonds & Notes (Cost $29,789,343)		27,980,000

SENIOR LOAN NOTES - 89.2%

Consumer Discretionary - 21.9%

Affinia Group Intermediate Holdings Inc Term B2 due 04/25/20 µ	1,500,000	1,494,375
Allison Transmission Inc Term B3 4.250% due 08/23/19 §	837,889	843,257
Burlington Coat Factory Warehouse Corp Term B2 4.782% due 02/23/17 §	4,000,000	4,012,476
Caesars Entertainment Operating Co Term B6 (Extended) 5.443% due 01/26/18 §	3,930,000	3,481,489
Charter Communications Operating LLC Term F 3.000% due 01/04/21 §	880,000	876,395
Clear Channel Communications Inc
Term B
due 01/29/16 µ	2,259,576	2,072,031
Term D
due 01/30/19 µ	2,240,424	2,047,888
Cumulus Media Holdings Inc (1st Lien) 4.500% due 09/17/18 §	1,610,000	1,618,050
Federal-Mogul Corp
Term B
2.128% due 12/29/14 §	1,655,620	1,584,369
Term C
2.128% due 12/28/15 §	877,678	839,906

	Principal Amount	Value
Focus Brands Inc 4.269% due 02/21/18 §	$740,101	$734,154
Four Seasons Holdings Inc (1st Lien) due 06/27/20 µ	500,000	501,875
Getty Images Inc Term B 4.750% due 10/18/19 §	2,633,383	2,612,646
Interactive Data Corp Term B 3.750% due 02/11/18 §	1,120,000	1,116,500
JC Penney Corp Inc (1st Lien) 6.000% due 05/21/18 §	3,000,000	3,008,541
Jo-Ann Stores Inc 4.000% due 03/16/18 §	1,100,000	1,100,344
Landry’s Inc Term B 4.750% due 04/24/18 §	904,255	906,704
Mediacom Illinois LLC Term E 4.500% due 10/23/17 §	1,745,501	1,746,865
MGM Resorts International Term B 3.500% due 12/20/19 §	867,820	862,070
Oceania Cruises Inc Term B due 06/29/20 µ	3,000,000	2,970,000
OSI Restaurant Partners LLC 3.500% due 10/25/19 §	890,000	888,054
Petco Animal Supplies Inc 4.000% due 11/24/17 §	917,647	918,937
Scientific Games International Inc Term B due 05/22/20 µ	3,000,000	2,968,392
Seminole Hard Rock Entertainment Inc Term B 3.500% due 05/15/20 §	1,000,000	1,002,500
ServiceMaster Co
4.250% due 01/31/17 §	2,992,481	2,967,793
(Extended)
4.450% due 01/31/17 §	1,446,348	1,436,857
Seven Seas Cruises S DERL Term B1 (Panama) due 12/21/18 µ	3,000,000	3,001,875
SourceHov LLC (1st Lien) 5.250% due 04/30/18 §	500,000	505,000
Spin Holdco Inc Term B 4.250% due 11/14/19 §	3,500,000	3,494,166
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,480,000	2,490,076
The Neiman Marcus Group Inc (Extended) 4.000% due 05/16/18 §	1,940,000	1,936,211
Univision Communications Inc
(Extended)
4.500% due 03/02/20 §	1,895,250	1,881,375
Term C3
4.000% due 03/02/20 §	997,500	980,578
ValleyCrest Cos LLC 5.500% due 06/13/19 §	1,500,000	1,499,532
Virgin Media Investment Holdings Ltd Term B (United Kingdom) 3.500% due 06/05/20 §	1,410,000	1,398,985
Weight Watchers International Inc Term B2 3.750% due 04/02/20 §	5,225	5,274

		61,805,540

Consumer Staples - 13.5%

Albertson’s LLC Term B2 4.750% due 03/21/19 §	3,491,250	3,470,886
Arysta LifeScience Corp
(1st Lien)
4.500% due 05/25/20 §	1,750,000	1,743,787
(2nd Lien)
8.250% due 11/30/20 §	500,000	497,963
BJ’s Wholesale Club Inc 4.250% due 09/26/19 §	4,246,863	4,242,216
Del Monte Foods Co 4.000% due 03/08/18 §	2,702,776	2,697,416
H.J. Heinz Co Term B2 due 06/05/20 µ	3,490,000	3,494,136

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Performance Food Group (2nd Lien) 6.250% due 11/29/19 §	$3,000,000	$2,985,000
Reynolds Group Holdings Inc 4.750% due 09/28/18 §	1,805,452	1,812,598
Rite Aid Corp
Tranche 2
due 06/11/21 µ	1,000,000	998,750
Term 6
4.000% due 02/21/20 §	807,975	808,581
Smart & Final Stores LLC Term B 4.500% due 11/15/19 §	748,121	743,679
Spectrum Brands Inc
due 12/17/19 µ	1,976,513	1,985,572
4.501% due 12/17/19 §	1,091,600	1,096,603
Sprouts Farmers Markets Holdings LLC 4.500% due 04/23/20 §	4,000,000	4,005,000
Supervalu Inc Term B 5.000% due 03/21/19 §	2,493,252	2,481,825
US Foods Inc 4.500% due 03/29/19 §	5,000,000	4,965,000

		38,029,012

Energy - 5.1%

Citgo Petroleum Corp Term C 9.000% due 06/23/17 §	1,385,917	1,417,966
Crestwood Holdings LLC Term B1 due 05/24/19 µ	2,500,000	2,521,875
EP Energy LLC Term B3 3.500% due 05/24/18 §	1,000,000	995,781
HGIM Corp Term B 5.500% due 06/18/20 §	1,500,000	1,503,750
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	965,166	967,579
Pacific Drilling SA (Luxembourg)
due 06/04/18 µ	1,500,000	1,496,813
Term B
4.500% due 06/04/18 §	2,500,000	2,494,687
Samson Investment Co (2nd Lien) due 09/25/18 µ	3,000,000	3,000,000

		14,398,451

Financials - 6.6%

Capital Automotive LP Term B 4.000% due 04/10/19 §	3,985,815	3,988,306
ION Trading Technologies SARL (Luxembourg)
(1st Lien)
4.500% due 05/22/20 §	1,000,000	996,667
(2nd Lien)
8.250% due 05/21/21 §	1,000,000	997,500
LPL Holdings Inc Term B 3.250% due 03/29/19 §	957,600	956,403
Nuveen Investments Inc
4.195% due 05/13/17 §	2,750,000	2,741,750
(2nd Lien)
6.500% due 02/28/19 §	1,500,000	1,489,687
Realogy Corp (Extended) 4.500% due 03/05/20 §	2,992,500	3,009,333
Stockbridge/SBE Holdings Term B due 05/02/17 µ	2,596,000	2,699,840
TransUnion LLC 4.250% due 02/10/19 §	1,745,487	1,756,397

		18,635,883

Health Care - 7.9%

Alere Inc Term B 4.250% due 06/30/17 §	917,665	922,253
Alvogen Pharma US Inc Term B 7.000% due 05/15/18 §	1,000,000	992,500

	Principal Amount	Value
Bausch & Lomb Inc 4.000% due 05/17/19 §	$1,037,400	$1,040,123
Biomet Inc Term B (Extended) 3.963% due 07/25/17 §	2,304,196	2,298,641
DaVita Inc
Term B
4.500% due 10/20/16 §	1,137,084	1,144,539
Term B2
4.000% due 11/01/19 §	1,077,293	1,081,233
DJO Finance LLC Term B3 4.750% due 09/15/17 §	1,137,143	1,147,093
Grifols Inc Term B 4.250% due 06/01/17 §	1,136,251	1,143,657
Kinetic Concepts Inc Term C1 4.500% due 05/04/18 §	1,755,600	1,782,373
Multiplan Inc Term B 4.000% due 08/25/17 §	1,465,588	1,472,131
Par Pharmaceutical Cos Inc Term B 4.250% due 09/30/19 §	2,992,481	2,978,853
Quintiles Transnational Corp Term B 4.500% due 06/08/18 §	1,600,000	1,604,000
Select Medical Corp Term B 5.500% due 06/01/18 §	526,676	531,120
Valeant Pharmaceuticals International Inc Term E (Canada) due 06/24/20 µ	2,500,000	2,498,885
Vanguard Health Holding Co II LLC Term B 3.750% due 01/29/16 §	1,620,000	1,628,505

		22,265,906

Industrials - 15.2%

ABC Supply Co Inc 3.500% due 04/16/20 §	4,000,000	3,978,572
Allflex Holdings III Inc
(1st Lien)
due 06/11/20 µ	1,000,000	1,002,083
(2nd Lien)
due 06/11/21 µ	1,000,000	1,008,750
Alpha D2 Ltd Term B (United Kingdom) due 04/30/19 µ	2,000,000	2,005,000
American Airlines Inc due 06/21/19 µ	1,500,000	1,501,171
Apex Tool Group LLC Term B 4.500% due 02/01/20 §	4,488,750	4,498,100
AWAS Finance Luxembourg SA (Luxembourg) 3.500% due 07/16/18 §	4,000,000	4,050,000
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	1,116,343	1,116,692
Flying Fortress Inc 3.500% due 06/30/17 §	1,070,000	1,065,988
Generac Power Systems Inc Term B 3.500% due 05/29/20 §	536,250	535,245
Hawker Beechcraft Acquisition Co LLC 5.750% due 02/14/20 §	2,000,000	2,003,750
McJunkin Red Man Corp Term B 6.000% due 11/08/19 §	3,491,206	3,513,026
NCI Building Systems Inc due 06/24/19 µ	750,000	750,000
Silver II U.S. Holdings LLC 4.000% due 12/13/19 §	4,630,491	4,604,083
SRS Distribution Inc (1st Lien) 4.750% due 09/01/19 §	1,000,000	996,875
The SI Organization Inc Term B 5.500% due 11/22/16 §	2,493,750	2,487,516
TransDigm Inc Term C due 02/28/20 µ	2,500,000	2,477,082

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
WESCO Distribution Inc Term B1 due 12/12/19 µ	$3,648,299	$3,662,633
West Corp Term B8 3.750% due 06/29/18 §	1,539,092	1,541,786

		42,798,352

Information Technology - 5.9%

CCC Information Services Inc 4.000% due 12/20/19 §	4,239,348	4,249,947
CDW LLC 3.500% due 04/29/20 §	3,990,000	3,952,179
Eagle Parent Inc 4.500% due 05/16/18 §	987,519	990,605
Infor U.S. Inc Term B2
due 04/05/18 µ	1,000,000	1,007,500
5.250% due 04/05/18 §	1,760,609	1,773,814
MoneyGram International Inc Term B 4.250% due 03/20/20 §	1,992,500	1,994,990
RP Crown Parent LLC (1st Lien) 6.750% due 12/21/18 §	897,744	902,233
SunGard Data Systems Inc Term E 4.000% due 03/08/20 §	1,805,475	1,812,998

		16,684,266

Materials - 6.0%

Axalta Coating Systems US Holdings Inc 4.750% due 02/03/20 §	977,550	979,558
Berry Plastics Holdings Corp Term D 3.500% due 02/07/20 §	2,992,500	2,963,419
BWAY Corp Term B 4.500% due 08/07/17 §	907,719	912,258
Fairmount Minerals Ltd Term B 5.250% due 03/15/17 §	1,090,000	1,093,066
FMG America Finance Inc (Australia) 5.250% due 10/18/17 §	1,905,201	1,897,395
Ineos US Finance LLC 4.000% due 05/04/18 §	2,317,128	2,279,234
MacDermid Inc
(1st Lien)
4.000% due 06/07/20 §	750,000	748,594
(2nd Lien)
7.750% due 12/07/20 §	750,000	761,250
Oxea SARL due 05/22/20 µ	750,000	747,413
Pact Group Property Ltd Term B (Australia) 3.750% due 05/29/20 §	1,000,000	996,250
Univar Inc Term B
due 06/30/17 µ	2,493,634	2,444,930
5.000% due 06/30/17 §	1,167,013	1,144,220

		16,967,587

Telecommunication Services - 3.0%

Cricket Communications Inc 4.750% due 10/10/19 §	3,989,975	3,970,025
Integra Telecom Inc (1st Lien) 5.250% due 02/22/19 §	997,500	1,001,241
Level 3 Financing Inc 4.750% due 08/01/19 §	3,500,000	3,507,658

		8,478,924

Utilities - 4.1%

Calpine Construction Finance Co LP Term B2 3.250% due 01/31/22 §	1,000,000	992,125
Calpine Corp Term B1 4.000% due 04/02/18 §	1,346,556	1,347,278
Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	2,461,538	2,452,308
GIM Channelview Cogeneration LLC Term B 4.250% due 05/04/20 §	750,000	756,250
La Frontera Generation LLC 4.500% due 09/30/20 §	1,500,000	1,493,907

	Principal Amount	Value
Power Team Services LLC
(1st Lien)
4.250% due 05/06/20 §	$3,111,111	$3,089,722
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,497,499

		11,629,089

Total Senior Loan Notes (Cost $253,908,652)		251,693,010

SHORT-TERM INVESTMENT - 10.1%

Repurchase Agreement - 10.1%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $28,571,885; collateralized by U.S. Treasury Notes: 2.00% due 04/30/16 and value $29,146,883)	28,571,861	28,571,861

Total Short-Term Investment (Cost $28,571,861)		28,571,861

TOTAL INVESTMENTS - 109.2% (Cost $312,269,856)		308,244,871

OTHER ASSETS & LIABILITIES, NET - (9.2%)		(25,997,711)

NET ASSETS - 100.0%		$282,247,160

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	24.7%
Industrials	15.2%
Consumer Staples	14.6%
Short-Term Investment	10.1%
Materials	8.1%
Health Care	7.9%
Financials	7.7%
Information Technology	6.9%
Energy	5.1%
Telecommunication Services	4.8%
Utilities	4.1%

	109.2%
Other Assets & Liabilities, Net	(9.2%	)

	100.0%

(b)	As of June 30, 2013, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	9.3%
BBB	2.0%
BB	26.5%
B	49.5%
CCC	6.6%
Not Rated	6.1%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $389,448 or 0.1% of the net assets as of June 30, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Depreciation
Power Team Services LLC (Delayed Draw)	$389,448	$385,000	($4,448)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$27,980,000	$-	$27,980,000	$-
	Senior Loan Notes	251,693,010	-	251,693,010	-
	Short-Term Investment	28,571,861	-	28,571,861	-

	Total Assets	308,244,871	-	308,244,871	-

Liabilities	Unfunded Loan Commitment	(4,448)	-	(4,448)	-

	Total Liabilities	(4,448)	-	(4,448)	-

	Total	$308,240,423	$-	$308,240,423	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.2%

Consumer Discretionary - 1.2%

Euramax Holdings Inc ‘A’ * ¯	947	$213,165
Metro-Goldwyn-Mayer Studios Inc ‘A’ * ¯	178,408	9,009,604

		9,222,769

Total Common Stocks (Cost $4,342,094)		9,222,769

	Principal Amount

CORPORATE BONDS & NOTES - 5.4%

Consumer Discretionary - 1.2%

AMC Entertainment Inc 8.750% due 06/01/19	$500,000	537,500
AMC Networks Inc 4.750% due 12/15/22	60,000	58,200
ARAMARK Corp 5.750% due 03/15/20 ~	60,000	61,650
Brookfield Residential Properties Inc (Canada) 6.500% due 12/15/20 ~	100,000	101,250
Burlington Holdings LLC 9.000% due 02/15/18 ~	125,000	128,750
Caesars Operating Escrow LLC 9.000% due 02/15/20 ~	95,000	90,962
CCO Holdings LLC 5.250% due 09/30/22	200,000	191,000
6.500% due 04/30/21	1,000,000	1,047,500
Chrysler Group LLC 8.250% due 06/15/21	1,000,000	1,108,750
Claire’s Stores Inc 6.125% due 03/15/20 ~	75,000	74,063
7.750% due 06/01/20 ~	75,000	72,938
8.875% due 03/15/19	30,000	31,650
9.000% due 03/15/19 ~	145,000	160,225
Clear Channel Communications Inc 11.250% due 03/01/21 ~	90,000	94,275
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22 ~	235,000	242,900
DISH DBS Corp 5.875% due 07/15/22	115,000	117,300
Education Management LLC 15.000% due 07/01/18 § ~	83,376	86,919
Hot Topic Inc 9.250% due 06/15/21 ~	185,000	188,237
L Brands Inc 5.625% due 02/15/22	195,000	198,900
Laureate Education Inc 9.250% due 09/01/19 ~	590,000	634,250
Levi Strauss & Co 6.875% due 05/01/22	70,000	76,300
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21 ~	185,000	190,087
MDC Partners Inc (Canada) 6.750% due 04/01/20 ~	60,000	60,150
MGM Resorts International 5.875% due 02/27/14	500,000	513,750
6.625% due 12/15/21	210,000	216,825
7.750% due 03/15/22	365,000	398,306
Michaels Stores Inc 7.750% due 11/01/18	65,000	69,875
National CineMedia LLC 6.000% due 04/15/22	60,000	61,875
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18 ~	55,000	54,175

	Principal Amount	Value
Party City Holdings Inc 8.875% due 08/01/20 ~	$160,000	$172,400
Radio Systems Corp 8.375% due 11/01/19 ~	80,000	85,400
Regal Entertainment Group 9.125% due 08/15/18	581,000	642,005
Sally Holdings LLC 5.750% due 06/01/22	230,000	234,600
Starz LLC 5.000% due 09/15/19	85,000	84,788
Station Casinos LLC 7.500% due 03/01/21 ~	150,000	152,250
Studio City Finance Ltd (United Kingdom) 8.500% due 12/01/20 ~	305,000	327,875
Sugarhouse HSP Gaming Prop Mezz LP 6.375% due 06/01/21 ~	25,000	24,313
Tempur-Sealy International Inc 6.875% due 12/15/20 ~	70,000	74,200
Viking Cruises Ltd (Bermuda) 8.500% due 10/15/22 ~	80,000	88,000
VWR Funding Inc 7.250% due 09/15/17	120,000	124,800
WMG Acquisition Corp 6.000% due 01/15/21 ~	59,000	60,328

		8,939,521

Consumer Staples - 0.3%

B&G Foods Inc 4.625% due 06/01/21	35,000	33,513
Constellation Brands Inc 4.250% due 05/01/23	185,000	175,056
6.000% due 05/01/22	70,000	75,425
Harbinger Group Inc 7.875% due 07/15/19 ~	60,000	61,650
Michael Foods Group Inc 9.750% due 07/15/18	500,000	550,000
Michael Foods Holding Inc 8.500% due 07/15/18 ~	90,000	92,925
Reynolds Group Issuer Inc 7.875% due 08/15/19	150,000	164,250
9.875% due 08/15/19	245,000	263,375
Spectrum Brands Escrow Corp 6.375% due 11/15/20 ~	65,000	68,250
6.625% due 11/15/22 ~	95,000	99,750
Spectrum Brands Inc 6.750% due 03/15/20	75,000	79,406
The Pantry Inc 8.375% due 08/01/20	95,000	102,481
The Sun Products Corp 7.750% due 03/15/21 ~	110,000	109,725

		1,875,806

Energy - 0.7%

Atlas Energy Holdings Operating Co LLC 7.750% due 01/15/21 ~	55,000	52,800
Atlas Pipeline Partners LP 4.750% due 11/15/21 ~	50,000	45,063
Berry Petroleum Co 6.375% due 09/15/22	525,000	525,656
Bonanza Creek Energy Inc 6.750% due 04/15/21	90,000	91,125
Bristow Group Inc 6.250% due 10/15/22	100,000	102,875
Chesapeake Energy Corp 5.750% due 03/15/23	195,000	197,925
6.125% due 02/15/21	145,000	152,975
Concho Resources Inc 5.500% due 04/01/23	220,000	217,800

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Continental Resources Inc 4.500% due 04/15/23 ~	$120,000	$116,850
5.000% due 09/15/22	200,000	204,500
CVR Refining LLC 6.500% due 11/01/22 ~	160,000	157,600
Energy Transfer Equity LP 7.500% due 10/15/20	25,000	27,438
EP Energy LLC 6.875% due 05/01/19	185,000	198,875
9.375% due 05/01/20	140,000	158,900
EPL Oil & Gas Inc 8.250% due 02/15/18	95,000	98,325
Laredo Petroleum Inc 7.375% due 05/01/22	80,000	84,400
9.500% due 02/15/19	500,000	552,500
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	130,000	126,750
Newfield Exploration Co 5.625% due 07/01/24	160,000	156,000
Oil States International Inc 6.500% due 06/01/19	785,000	816,400
Plains Exploration & Production Co 6.875% due 02/15/23	240,000	257,045
QEP Resources Inc 5.250% due 05/01/23	100,000	98,000
Rosetta Resources Inc 5.625% due 05/01/21	90,000	87,975
Sabine Pass Liquefaction LLC 5.625% due 02/01/21 ~	115,000	111,837
5.625% due 04/15/23 ~	125,000	118,437
Sabine Pass LNG LP 6.500% due 11/01/20 ~	130,000	131,950
SandRidge Energy Inc 7.500% due 03/15/21	60,000	57,600
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	345,000	341,550
Seven Generations Energy Ltd (Canada) 8.250% due 05/15/20 ~	60,000	60,000
SM Energy Co 6.500% due 01/01/23	85,000	89,675
Tesoro Corp 5.375% due 10/01/22	130,000	132,275

		5,571,101

Financials - 0.5%

A-S Co-Issuer Subsidiary Inc 7.875% due 12/15/20 ~	85,000	85,850
Ally Financial Inc 4.625% due 06/26/15	110,000	112,794
8.000% due 12/31/18	500,000	568,750
CIT Group Inc 4.750% due 02/15/15 ~	475,000	483,906
5.000% due 08/15/22	25,000	24,924
5.250% due 03/15/18	30,000	30,975
E*TRADE Financial Corp 6.000% due 11/15/17	20,000	20,300
6.375% due 11/15/19	60,000	61,200
First Data Corp 6.750% due 11/01/20 ~	230,000	235,175
7.375% due 06/15/19 ~	140,000	144,550
11.250% due 01/15/21 ~	115,000	115,287
General Motors Financial Co Inc 2.750% due 05/15/16 ~	15,000	14,784
3.250% due 05/15/18 ~	20,000	19,500
4.250% due 05/15/23 ~	70,000	65,363
4.750% due 08/15/17 ~	845,000	870,350
Hub International Ltd 8.125% due 10/15/18 ~	90,000	94,050
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	160,000	166,400

	Principal Amount	Value
Nuveen Investments Inc 9.500% due 10/15/20 ~	$165,000	$165,000
Onex USI Acquisition Corp 7.750% due 01/15/21 ~	20,000	19,800
RHP Hotel Properties LP REIT 5.000% due 04/15/21 ~	25,000	24,375
TransUnion Holding Co Inc 9.625% due 06/15/18	170,000	182,325

		3,505,658

Health Care - 0.7%

Alere Inc 6.500% due 06/15/20 ~	60,000	58,425
Biomet Inc 6.500% due 08/01/20	145,000	150,166
CHS/Community Health Systems Inc 7.125% due 07/15/20	160,000	165,200
DaVita HealthCare Partners Inc 5.750% due 08/15/22	250,000	250,625
DJO Finance LLC 8.750% due 03/15/18	25,000	27,125
Envision Healthcare Holding Inc 9.250% due 10/01/17 ~	100,000	101,750
HCA Holdings Inc 6.250% due 02/15/21	60,000	61,350
HCA Inc 6.500% due 02/15/20	25,000	27,109
7.500% due 02/15/22	835,000	926,850
Hologic Inc 6.250% due 08/01/20	305,000	317,772
IMS Health Inc 6.000% due 11/01/20 ~	100,000	102,000
INC Research LLC 11.500% due 07/15/19 ~	65,000	70,200
Kinetic Concepts Inc 10.500% due 11/01/18	250,000	270,000
MultiPlan Inc 9.875% due 09/01/18 ~	1,000,000	1,092,500
Physio-Control International Inc 9.875% due 01/15/19 ~	100,000	110,500
United Surgical Partners International Inc 9.000% due 04/01/20	65,000	70,525
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	300,000	298,125
VPII Escrow Corp (Canada) 7.500% due 07/15/21	100,000	103,625
Warner Chilcott Co LLC 7.750% due 09/15/18	680,000	737,800

		4,941,647

Industrials - 0.6%

ADS Waste Holdings Inc 8.250% due 10/01/20 ~	65,000	66,625
Air Lease Corp 4.500% due 01/15/16	500,000	505,000
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	60,000	59,100
BC Mountain LLC 7.000% due 02/01/21 ~	100,000	102,250
Bombardier Inc (Canada) 4.250% due 01/15/16 ~	90,000	92,475
6.125% due 01/15/23 ~	40,000	39,900
Builders FirstSource Inc 7.625% due 06/01/21 ~	100,000	97,000
Ceridian Corp 11.000% due 03/15/21 ~	30,000	33,300
Clean Harbors Inc 5.125% due 06/01/21	45,000	45,562

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Covanta Holding Corp 6.375% due 10/01/22	$95,000	$96,443
Erickson Air-Crane Inc 6.000% due 11/02/20 +	102,367	78,474
FTI Consulting Inc 6.000% due 11/15/22 ~	70,000	71,225
GenCorp Inc 7.125% due 03/15/21 ~	90,000	93,600
General Cable Corp 5.750% due 10/01/22 ~	100,000	99,500
HD Supply Inc 7.500% due 07/15/20 ~	55,000	55,825
11.500% due 07/15/20	60,000	69,750
Huntington Ingalls Industries Inc 7.125% due 03/15/21	680,000	734,400
Interline Brands Inc 10.000% due 11/15/18	300,000	324,000
Milacron LLC 7.750% due 02/15/21 ~	30,000	30,075
Navistar International Corp 8.250% due 11/01/21	120,000	118,500
Nortek Inc 8.500% due 04/15/21 ~	65,000	69,225
10.000% due 12/01/18	105,000	114,450
Rexel SA (France) 5.250% due 06/15/20 ~	500,000	501,250
The Hertz Corp 6.250% due 10/15/22	65,000	68,169
The Manitowoc Co Inc 5.875% due 10/15/22	50,000	50,500
TransDigm Inc 7.750% due 12/15/18	770,000	814,275
United Rentals North America Inc 7.375% due 05/15/20	60,000	64,350
7.625% due 04/15/22	160,000	174,000
8.375% due 09/15/20	25,000	27,188
Watco Cos LLC 6.375% due 04/01/23 ~	50,000	50,000

		4,746,411

Information Technology - 0.3%

Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	56,925
CommScope Holding Co Inc 6.625% due 06/01/20 ~	75,000	72,000
Equinix Inc 7.000% due 07/15/21	1,000,000	1,088,750
Infor US Inc 9.375% due 04/01/19	165,000	179,644
Lender Processing Services Inc 5.750% due 04/15/23	95,000	101,412
NCR Corp 5.000% due 07/15/22	80,000	77,600
NeuStar Inc 4.500% due 01/15/23 ~	200,000	190,000
Nuance Communications Inc 5.375% due 08/15/20 ~	100,000	98,250
SSI Investments II Ltd 11.125% due 06/01/18	100,000	110,125

		1,974,706

Materials - 0.4%

AK Steel Corp 8.750% due 12/01/18 ~	60,000	63,375
Alphabet Holding Co Inc 7.750% due 11/01/17	160,000	164,800
ArcelorMittal (Luxembourg) 6.750% due 02/25/22	40,000	41,200
Ashland Inc 3.000% due 03/15/16 ~	265,000	267,650

	Principal Amount	Value
BOE Merger Corp 9.500% due 11/01/17 ~	$30,000	$30,750
Crown Americas LLC 4.500% due 01/15/23 ~	85,000	80,537
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	208,550
FQM Akubra Inc (Canada) 7.500% due 06/01/21 ~	60,000	57,750
8.750% due 06/01/20 ~	60,000	61,650
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	130,000	110,500
New Gold Inc (Canada) 6.250% due 11/15/22 ~	90,000	86,625
7.000% due 04/15/20 ~	45,000	45,675
Rockwood Specialties Group Inc 4.625% due 10/15/20	165,000	166,444
Sealed Air Corp 8.375% due 09/15/21 ~	1,000,000	1,135,000
TPC Group Inc 8.750% due 12/15/20 ~	90,000	92,475
Tronox Finance LLC 6.375% due 08/15/20 ~	210,000	198,975

		2,811,956

Telecommunication Services - 0.5%

Avaya Inc 9.000% due 04/01/19 ~	90,000	86,850
Crown Castle International Corp 5.250% due 01/15/23	130,000	125,288
Frontier Communications Corp 7.625% due 04/15/24	90,000	90,675
Hughes Satellite Systems Corp 6.500% due 06/15/19	1,000,000	1,065,000
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21 ~	275,000	278,781
8.125% due 06/01/23 ~	210,000	217,612
MetroPCS Wireless Inc 6.250% due 04/01/21 ~	235,000	239,994
6.625% due 04/01/23 ~	355,000	362,544
NII International Telecom SCA (Luxembourg) 7.875% due 08/15/19 ~	100,000	95,250
SBA Communications Corp 5.625% due 10/01/19 ~	75,000	74,531
SBA Telecommunications Inc 5.750% due 07/15/20 ~	125,000	125,781
Softbank Corp (Japan) 4.500% due 04/15/20 ~	305,000	294,020
Sprint Capital Corp 8.750% due 03/15/32	15,000	16,575
Sprint Nextel Corp 7.000% due 08/15/20	180,000	190,800
9.125% due 03/01/17	100,000	115,500
UPCB Finance VI Ltd (Cayman) 6.875% due 01/15/22 ~	250,000	260,000
Windstream Corp 6.375% due 08/01/23	160,000	150,400

		3,789,601

Utilities - 0.2%

AES Corp 4.875% due 05/15/23	60,000	56,100
AmeriGas Finance LLC 7.000% due 05/20/22	215,000	220,913
Edison Mission Energy 7.500% due 06/15/14 Y	250,000	141,875

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
NRG Energy Inc 8.250% due 09/01/20	$1,000,000	$1,082,500
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	200,000	202,500

		1,703,888

Total Corporate Bonds & Notes (Cost $38,379,357)		39,860,295

SENIOR LOAN NOTES - 91.3%

Consumer Discretionary - 29.5%

99 Cents Only Stores 5.260% due 01/11/19 §	640,270	642,671
Acosta Inc Term D 5.000% due 03/02/18 §	2,363,151	2,378,660
Advanstar Communications Inc (1st Lien) 5.500% due 06/06/19 §	623,438	620,320
Advantage Sales & Marketing Inc (1st Lien) 4.250% due 12/18/17 §	2,364,619	2,370,039
Affinia Group Intermediate Holdings Inc Term B2 4.750% due 04/27/20 §	600,000	597,750
Affinity Gaming LLC Term B 5.500% due 11/09/17 §	480,548	485,954
Allied Security Holdings LLC (1st Lien) 5.250% due 02/03/17 §	708,703	713,133
Allison Transmission Inc Term B3 4.250% due 08/23/19 §	1,958,914	1,971,462
Altegrity Inc 5.000% due 02/21/15 §	2,143,922	2,058,165
Term D 7.750% due 02/20/15 §	860,027	853,576
AMC Entertainment Inc 3.500% due 04/30/20 §	2,394,000	2,392,803
Ameristar Casinos Inc Term B 4.000% due 04/16/18 §	1,276,812	1,280,802
Aramark Corp (Extended) (Letter of Credit) 3.695% due 07/26/16 §	307,355	308,457
(Letter of Credit-3) 3.695% due 07/26/16 §	169,638	170,549
Term B 3.776% due 07/26/16 §	3,273,529	3,285,275
Ascend Learning Inc Term B 7.000% due 05/23/17 §	2,252,133	2,245,940
Asurion LLC Term B1 4.500% due 05/24/19 §	6,997,294	6,949,188
Audio Visual Services Group Inc 6.753% due 11/09/18 §	1,243,750	1,253,078
Autoparts Holdings Ltd (1st Lien) 6.500% due 07/28/17 §	506,354	500,024
BAR/BRI Review Courses Inc Term B 6.000% due 06/16/17 §	827,688	827,688
BBHI Acquisition LLC Term B 5.250% due 12/14/17 §	1,510,219	1,517,927
Brickman Group Holdings Inc Term B2 3.273% due 10/14/16 §	1,067,068	1,072,404
Term B3 4.000% due 09/28/18 §	1,345,841	1,346,402
Burger King Corp Term B 3.750% due 09/27/19 §	2,188,737	2,200,854
Caesars Entertainment Operating Co Term B6 (Extended) 5.443% due 01/26/18 §	2,162,036	1,915,294
Cedar Fair LP Term B 3.250% due 03/06/20 §	1,197,000	1,203,284

	Principal Amount	Value
Centerplate Inc Term A 5.753% due 10/15/18 §	$398,000	$398,000
Cequel Communications LLC Term B 3.500% due 02/14/19 §	2,621,613	2,609,910
Charter Communications Operating LLC Term F 3.000% due 01/04/21 §	3,808,533	3,792,929
Chrysler Group LLC Term B due 05/24/17 µ	4,039,695	4,061,683
Clear Channel Communications Inc Term B 3.845% due 01/29/16 §	1,102,586	1,011,072
Term D 6.945% due 01/30/19 §	373,813	341,688
ClubCorp Club Operations Inc Term B 5.000% due 11/30/16 §	2,186,825	2,216,894
Crown Media Holdings Inc Term B 4.000% due 07/14/18 §	551,475	549,572
Cumulus Media Holdings Inc (1st Lien) 4.500% due 09/17/18 §	3,743,062	3,761,778
Dave & Buster’s Inc 4.500% due 06/01/16 §	1,936,889	1,948,995
David’s Bridal Inc Term B 5.000% due 10/11/19 §	746,250	749,282
DineEquity Inc Term B2 3.750% due 10/19/17 §	1,297,412	1,301,197
Dunkin Brands Inc Term B3 3.750% due 02/14/20 §	1,997,853	1,996,449
Education Management LLC Term C3 8.250% due 03/29/18 §	2,614,128	2,416,201
Entercom Radio LLC Term B 5.009% due 11/23/18 §	646,000	653,537
Equinox Holdings Inc Term B 4.501% due 01/31/20 §	1,396,500	1,397,373
Evergreen Acquisition Co 1 LP 5.000% due 07/09/19 §	767,265	776,088
Federal-Mogul Corp Term B 2.128% due 12/29/14 §	3,872,583	3,705,923
Term C 2.128% due 12/28/15 §	2,037,054	1,949,387
Fender Musical Instruments Corp Term B 5.750% due 04/03/19 §	525,000	527,940
Four Seasons Holdings Inc (1st Lien) due 06/27/20 µ	575,000	577,156
Foxco Acquisition Sub LLC Term B 5.500% due 07/14/17 §	1,588,005	1,606,532
FTD Inc 4.750% due 06/11/18 §	1,486,362	1,487,291
General Nutrition Centers Inc 3.750% due 03/02/18 §	5,768,606	5,766,201
Genpact International Inc Term B 3.500% due 08/30/19 §	1,865,625	1,876,119
Getty Images Inc Term B 4.750% due 10/18/19 §	3,811,735	3,781,718
Go Daddy Operating Co LLC Term B2 4.250% due 12/17/18 §	2,139,736	2,133,719
Gray Television Inc Term B 4.750% due 10/15/19 §	530,180	534,488
Harbor Freight Tools USA Inc Term B 6.500% due 11/14/17 §	1,166,188	1,176,683
HHI Holdings Inc 5.000% due 10/05/18 §	2,204,459	2,229,259
Hoyts Group Holdings LLC (1st Lien) 4.000% due 05/22/20 §	375,000	375,000
Instant Web Inc (Delayed Draw) 3.570% due 08/07/14 §	206,373	148,588
Term B 3.570% due 08/07/14 §	1,979,723	1,425,400

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Interactive Data Corp Term B 3.750% due 02/11/18 §	$2,606,951	$2,598,804
Internet Brands Inc 6.253% due 03/15/19 §	1,075,000	1,079,703
ION Media Networks Inc Term B 7.250% due 07/31/18 §	970,125	971,944
J Crew Group Inc Term B1 4.000% due 03/07/18 §	2,890,500	2,880,866
Jo-Ann Stores Inc 4.000% due 03/16/18 §	2,546,088	2,546,885
Kasima LLC Term B 3.250% due 05/14/21 §	775,000	766,281
Landry’s Inc Term B 4.750% due 04/24/18 §	2,106,962	2,112,667
Language Line LLC Term B 6.250% due 06/20/16 §	2,556,738	2,536,923
Laureate Education Inc (Extended) 5.250% due 06/18/18 §	3,227,462	3,229,479
LIN Television Corp Term B 4.000% due 12/21/18 §	763,382	769,896
Live Nation Entertainment Inc Term B 4.500% due 11/07/16 §	2,045,488	2,061,238
LodgeNet Entertainment Corp 6.750% due 03/31/18 §	627,821	423,779
Mediacom Communications Corp Term H 3.250% due 01/29/21 §	800,000	794,995
Mediacom Illinois LLC Term E 4.500% due 10/23/17 §	4,076,930	4,080,114
MGM Resorts International Term B 3.500% due 12/20/19 §	2,017,680	2,004,313
Michaels Stores Inc 3.750% due 01/28/20 §	2,085,000	2,081,308
Midcontinent Communications Term B 4.000% due 12/30/16 §	1,896,598	1,907,267
Mission Broadcasting Inc Term B 4.250% due 12/03/19 §	481,650	485,262
National CineMedia LLC 2.950% due 11/26/19 §	600,000	597,375
National Vision Inc Term B 7.000% due 08/02/18 §	913,438	918,005
Nelson Education Ltd (Canada) 2.776% due 07/03/14 §	2,294,056	1,967,153
Nexstar Broadcasting Inc 4.250% due 12/03/19 §	1,139,288	1,152,105
Nine Entertainment Group Ltd Term B (Australia) 3.500% due 02/05/20 §	850,000	848,229
NPC International Inc Term B 4.500% due 12/28/18 §	834,417	844,325
Ollie’s Bargain Outlet Inc 5.250% due 09/27/19 §	547,251	547,935
OSI Restaurant Partners LLC 3.500% due 10/25/19 §	2,083,750	2,079,193
P.F. Chang’s China Bistro Inc Term B 5.250% due 07/02/19 §	471,438	477,625
Party City Holdings Inc Term B 4.250% due 07/29/19 §	1,592,000	1,590,508
Penn National Gaming Inc Term B 3.750% due 07/16/18 §	358,164	360,458
Petco Animal Supplies Inc 4.000% due 11/24/17 §	2,144,001	2,147,015
Pilot Travel Centers LLC Term B 3.750% due 03/30/18 §	2,265,596	2,233,311
Term B2 4.250% due 08/07/19 §	769,188	760,294
Raycom TV Broadcasting Inc Term B 4.250% due 05/31/17 §	1,102,500	1,113,525
RE/MAX International Inc 5.500% due 04/15/16 §	1,684,931	1,697,568

	Principal Amount	Value
Rentpath Inc Term B 6.250% due 05/29/20 §	$825,000	$809,531
RGIS Services LLC (Extended) 4.526% due 10/18/16 §	2,047,232	2,049,791
Term C 5.500% due 10/18/17 §	1,604,688	1,621,718
Sabre Inc Term B 5.250% due 02/19/19 §	1,368,125	1,378,379
Sagittarius Restaurants LLC 6.253% due 10/01/18 §	673,313	677,100
Scientific Games International Term B due 05/22/20 µ	2,925,000	2,894,182
Seaworld Parks & Entertainment Inc Term B2 3.000% due 05/14/20 §	2,167,842	2,157,341
Seminole Hard Rock Entertainment Inc Term B 3.500% due 05/15/20 §	225,000	225,563
Seminole Tribe of Florida 3.026% due 04/29/20 §	725,000	724,547
Serta Simmons Holdings LLC 5.003% due 10/01/19 §	1,845,375	1,852,295
ServiceMaster Co 4.250% due 01/31/17 §	1,666,625	1,652,875
(Extended) 4.450% due 01/31/17 §	1,387,116	1,378,014
Sinclair Television Group Inc Term B 3.000% due 04/09/20 §	698,250	699,778
Six Flags Theme Parks Inc Term B 4.001% due 12/20/18 §	1,532,389	1,543,739
Spin Holdco Inc Term B 4.250% due 11/14/19 §	875,000	873,541
SRAM LLC Term B 4.011% due 04/10/20 §	2,154,500	2,145,074
SurveyMonkey.com LLC Term B 5.500% due 02/05/19 §	648,375	654,859
SymphonyIRI Group Inc Term B 4.500% due 12/01/17 §	1,053,506	1,058,773
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	1,788,543	1,777,812
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	5,770,000	5,793,444
The Neiman Marcus Group Inc (Extended) 4.000% due 05/16/18 §	2,510,000	2,505,098
The Pep Boys-Manny Moe & Jack Term B 5.000% due 10/11/18 §	523,688	526,627
Tower International Inc 5.750% due 04/16/20 §	875,000	879,375
Town Sports International Inc Term B 5.750% due 05/11/18 §	1,108,220	1,117,917
Tribune Co 4.000% due 12/31/19 §	1,915,375	1,932,916
Univision Communications Inc (Extended) 4.500% due 03/02/20 §	4,422,177	4,389,802
Veyance Technologies Inc (1st Lien) 5.250% due 09/08/17 §	2,304,225	2,296,160
Virgin Media Investment Holdings Ltd Term B (United Kingdom) due 06/07/20 µ	2,141,016	2,124,291
3.500% due 06/05/20 §	1,148,984	1,140,008
Visant Holding Corp Term B 5.250% due 12/22/16 §	2,563,205	2,454,727
VWR Funding Inc (Extended) 4.195% due 04/03/17 §	1,019,875	1,017,325
Term B 4.445% due 04/03/17 §	2,448,344	2,439,929
WASH Multifamily Laundry Systems LLC 5.250% due 02/21/19 §	375,000	377,344

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Weather Channel (2nd Lien) 7.000% due 12/11/20 §	$575,000	$582,188
Term B 3.500% due 02/13/17 §	3,043,506	3,053,970
Weight Watchers International Inc Term B2 3.750% due 04/02/20 §	4,860,000	4,840,234
Wendy’s International Inc Term B 3.250% due 05/15/19 §	1,624,236	1,622,714
WMG Acquisition Corp Tranche B due 07/01/20 µ	653,049	649,871
3.750% due 07/01/20 §	200,000	199,375
(Delayed Draw) due 07/01/20 µ	46,951	46,628
WNA Holdings Inc Term B due 05/30/20 µ	300,000	299,625
Wolverine Worldwide Inc Term B 4.000% due 07/31/19 §	487,054	490,094

		220,066,673

Consumer Staples - 6.1%

AdvancePierre Foods Inc 5.750% due 07/10/17 §	1,446,375	1,457,826
Albertson’s LLC Term B1 4.250% due 03/21/16 §	482,919	483,070
Term B2 4.750% due 03/21/19 §	315,081	313,243
Arysta LifeScience Corp (1st Lien) 4.500% due 05/25/20 §	1,850,000	1,843,432
Blue Buffalo Co Ltd Term B2 4.750% due 08/08/19 §	1,513,582	1,518,626
Brasa Holdings Inc (1st Lien) 7.500% due 07/19/19 §	521,063	528,878
Clearwater Seafoods Ltd Partnership Term B (Canada) due 06/26/19 µ	450,000	452,438
Del Monte Foods Co 4.000% due 03/08/18 §	3,376,336	3,369,641
High Liner Foods Inc Term B (Canada) 4.750% due 12/31/17 §	791,246	799,159
HJ Heinz Co Term B2 3.500% due 06/05/20 §	8,135,000	8,144,640
JBS USA Holdings Inc 3.750% due 05/25/18 §	4,010,231	4,005,218
Michael Foods Group Inc 4.250% due 02/23/18 §	771,376	779,732
Mill US Acquisition LLC due 05/22/20 µ	825,000	821,391
NBTY Inc Term B2 3.500% due 10/01/17 §	2,304,052	2,308,132
Prestige Brands Inc 3.750% due 01/31/19 §	438,258	441,088
Reynolds Group Holdings Inc 4.750% due 09/28/18 §	4,223,985	4,240,704
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	525,000	535,172
Term 6 4.000% due 02/21/20 §	1,885,275	1,886,689
Spectrum Brands Inc 4.501% due 12/17/19 §	2,561,849	2,573,590
Supervalu Inc Term B 5.000% due 03/21/19 §	3,015,284	3,001,465
The Pantry Inc Term B 5.750% due 08/02/19 §	496,250	498,111
The Sun Products Corp 5.500% due 03/23/20 §	2,418,938	2,396,763

	Principal Amount	Value
US Foods Inc 4.500% due 03/29/19 §	$2,675,000	$2,656,275
Wilton Brands LLC 7.500% due 08/30/18 §	721,875	721,424

		45,776,707

Energy - 3.4%

Alpha Natural Resources LLC Term B 3.504% due 05/22/20 §	650,000	630,094
Arch Coal Inc Term B 5.750% due 05/16/18 §	2,360,104	2,351,992
Citgo Petroleum Corp Term B 8.000% due 06/24/15 §	215,893	217,512
Term C 9.000% due 06/23/17 §	3,238,797	3,313,695
Crestwood Holdings LLC Term B due 05/30/19 µ	1,345,000	1,356,769
Energy Transfer Equity LP Term B 3.750% due 03/24/17 §	508,750	511,333
Frac Tech International LLC Term B 8.500% due 05/06/16 §	749,312	725,227
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	5,958,599	5,947,427
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	2,135,571	2,140,910
Patriot Coal Corp 9.250% due 10/04/13 §	950,000	944,360
Ruby Western Pipeline Holdings LLC Term B 3.500% due 03/27/20 §	525,000	523,687
Samson Investment Co (2nd Lien) 6.000% due 09/25/18 §	950,000	950,000
Sheridan Production Partners I LLC Term B2 5.000% due 09/14/19 §	2,278,637	2,270,092
Term B2 I-A 5.000% due 09/25/19 §	301,938	300,806
Term B2 I-M 5.000% due 09/25/19 §	184,425	183,734
Tallgrass Operations LLC 5.250% due 11/13/18 §	1,331,196	1,343,676
Tervita Corp (Canada) 6.250% due 05/15/18 §	1,920,188	1,918,816

		25,630,130

Financials - 6.2%

Alliant Holdings I Inc Term B 5.000% due 12/20/19 §	2,263,625	2,269,637
Altisource Solutions SARL (1st Lien) (Luxembourg) 5.750% due 11/27/19 §	1,419,122	1,427,991
American Capital Holdings Inc 5.500% due 08/22/16 §	950,000	952,660
American Stock Transfer LLC (1st Lien) due 06/11/20 µ	550,000	547,250
AmWINS Group Inc 5.000% due 09/06/19 §	1,094,500	1,098,878
Citco Funding LLC 4.250% due 05/23/18 §	2,579,617	2,573,168
Clipper Acquisitions Corp Term B 4.000% due 02/06/20 §	621,875	628,871
CNO Financial Group Inc Term B2 3.750% due 09/20/18 §	1,112,638	1,118,897
Compass Investors Inc 5.250% due 12/27/19 §	2,388,000	2,395,835
Cooper Gay Swett & Crawford Ltd (1st Lien) 5.000% due 04/16/20 §	550,000	554,583

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Cunningham Lindsey U.S. Inc (1st Lien) (Canada) 5.000% due 12/10/19 §	$945,749	$949,295
First Data Corp 4.193% due 09/24/18 §	1,425,000	1,391,691
Term B (Extended) 4.193% due 03/23/18 §	1,634,332	1,596,538
Hamilton Lane Advisors LLC 5.250% due 02/23/18 §	842,221	844,326
Harbourvest Partners LLC Term B 4.750% due 11/21/17 §	975,731	983,049
Home Loan Servicing Solutions Term B (Cayman) 4.500% due 06/19/20 §	875,000	870,625
Hub International Ltd (Extended) 3.695% due 06/13/17 §	6,641,485	6,654,529
ION Trading Technologies SARL (1st Lien) (Luxembourg) 4.500% due 05/22/20 §	525,000	523,250
iPayment Inc Term B 5.750% due 05/08/17 §	665,426	658,771
LPL Holdings Inc Term B 3.250% due 03/29/19 §	2,850,606	2,847,042
MIP Delaware LLC 4.000% due 03/09/20 §	1,040,130	1,042,731
Nuveen Investments Inc 4.195% due 05/13/17 §	6,425,000	6,405,725
Ocwen Financial Corp 5.000% due 02/15/18 §	1,425,000	1,436,044
Shield Finance Co SARL Term B (Luxembourg) 6.500% due 05/10/19 §	1,138,500	1,135,654
TransUnion LLC 4.250% due 02/10/19 §	4,056,355	4,081,707
Walter Investment Management Corp 5.750% due 11/28/17 §	1,431,262	1,440,923

		46,429,670

Health Care - 14.7%

Alere Inc Term B 4.250% due 06/30/17 §	2,152,648	2,163,411
Term B1 4.250% due 06/30/17 §	738,750	744,291
Term B2 4.250% due 06/30/17 §	592,500	596,351
Alkermes Inc 3.500% due 09/18/19 §	422,870	419,170
Alliance Healthcare Services Inc Term B 4.250% due 06/03/19 §	809,524	810,536
Apria Healthcare Group I 6.750% due 04/05/20 §	625,000	623,438
Aptalis Pharma Inc Term B 5.500% due 02/10/17 §	1,730,625	1,731,707
Ardent Medical Services Inc 6.750% due 07/02/18 §	1,815,875	1,825,712
ATI Holdings Inc 5.750% due 12/20/19 §	497,500	500,298
Auxilium Pharmaceuticals Inc Term B 6.250% due 04/15/18 §	475,000	473,021
Bausch & Lomb Inc 4.000% due 05/17/19 §	2,427,666	2,434,038
Biomet Inc Term B (Extended) 3.963% due 07/25/17 §	5,374,612	5,361,654
BSN Medical Acquisition Holding GmbH Term B-1A (Germany) 5.000% due 08/28/19 §	675,000	680,625
Catalent Pharma Solutions Inc Term B2 4.250% due 09/15/17 §	788,055	786,085

	Principal Amount	Value
CHG Buyer Corp due 11/19/19 µ	$225,000	$226,617
(1st Lien) 5.000% due 11/19/19 §	764,905	770,403
Community Health Systems Inc (Extended) 3.773% due 01/25/17 §	4,863,777	4,875,936
Convatec Inc 5.000% due 12/22/16 §	1,354,530	1,365,113
DaVita Inc Term B 4.500% due 10/20/16 §	2,641,041	2,658,355
Term B2 4.000% due 11/01/19 §	2,529,582	2,538,832
DJO Finance LLC Term B3 4.750% due 09/15/17 §	2,657,225	2,680,476
Drumm Investors LLC 5.000% due 05/04/18 §	981,982	944,912
Envision Healthcare Corp 4.000% due 05/25/18 §	1,989,806	1,989,096
Grifols Inc Term B 4.250% due 06/01/17 §	2,649,800	2,667,071
HCA Inc Term B4 (Extended) 2.945% due 05/01/18 §	7,277,103	7,256,639
Term B5 3.026% due 03/31/17 §	2,100,000	2,092,343
Health Management Associates Inc Term B 3.500% due 11/16/18 §	2,376,159	2,376,159
Hologic Inc Term B 4.500% due 08/01/19 §	2,183,500	2,193,564
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	2,077,373	2,078,931
IMS Health Inc Term B1 3.750% due 09/01/17 §	4,432,397	4,438,492
inVentiv Health Inc 7.500% due 08/04/16 §	1,314,486	1,298,055
Term B3 7.750% due 05/15/18 §	893,186	880,905
Kindred Healthcare Inc Term B 4.250% due 06/01/18 §	1,636,940	1,626,709
Kinetic Concepts Inc Term D1 4.500% due 05/04/18 §	4,080,821	4,088,473
LHP Hospital Group Inc 9.000% due 07/03/18 §	645,125	659,640
MedAssets Inc Term B 4.000% due 12/13/19 §	568,167	569,587
Medpace Inc 5.500% due 06/16/17 §	815,852	816,872
MMM Holdings Inc 9.750% due 10/09/17 §	790,263	799,154
MSO of Puerto Rico Inc 9.750% due 10/26/17 §	574,737	581,921
Multiplan Inc Term B 4.000% due 08/25/17 §	3,429,479	3,444,788
MX USA Inc Term B 6.500% due 04/28/17 §	715,566	719,144
One Call Medical Inc 5.500% due 08/16/19 §	1,044,750	1,050,844
Onex CareStream Finance LP (1st Lien) 5.000% due 06/07/19 §	2,350,000	2,321,361
Par Pharmaceutical Cos Inc Term B 4.250% due 09/30/19 §	1,339,892	1,333,790
Pharmaceutical Product Development Inc Term B 4.250% due 12/05/18 §	2,512,375	2,521,274
Physiotherapy Associates Holdings Inc (1st Lien) 8.000% due 04/30/18 §	595,683	578,557

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Quintiles Transnational Corp Term B 4.500% due 06/08/18 §	$3,732,098	$3,741,428
Term B1 4.500% due 06/08/18 §	330,629	332,420
Radnet Management Inc Term B 4.364% due 10/10/18 §	1,916,500	1,920,093
RPI Finance Trust Tranche 2 4.000% due 11/09/18 §	1,028,335	1,030,477
Sage Products Inc Term B 4.250% due 12/13/19 §	620,023	621,057
Select Medical Corp Series C Term B 4.005% due 06/01/18 §	1,228,989	1,236,415
Sheridan Holdings Inc 4.500% due 06/29/18 §	742,892	745,678
StoneRiver Holdings Inc (1st Lien) 4.500% due 11/20/19 §	350,000	347,885
The TriZetto Group Inc Term B 4.750% due 05/02/18 §	823,101	826,599
Truven Health Analytics Inc Term B 4.500% due 06/01/19 §	1,915,351	1,910,562
Universal Health Services Inc Term B 2.443% due 11/15/16 §	1,114,105	1,117,586
Valeant Pharmaceuticals International Inc (Canada) Term C1 3.500% due 12/11/19 §	2,288,500	2,274,913
Term D1 3.500% due 02/13/19 §	2,205,180	2,191,168
Term E due 06/24/20 µ	4,000,000	3,998,216
Vanguard Health Holding Co II LLC Term B 3.750% due 01/29/16 §	3,774,692	3,794,509
Warner Chilcott Co LLC Term A 3.750% due 03/17/16 §	278,000	278,637

		109,961,993

Industrials - 9.3%

ABC Supply Co Inc 3.500% due 04/16/20 §	1,400,000	1,392,500
ADS Waste Holdings Inc Term B 4.250% due 10/09/19 §	2,238,750	2,234,552
Allflex Holdings II Inc (1st Lien) due 06/11/20 µ	525,000	526,094
Alliance Laundry Systems LLC 4.500% due 12/07/18 §	392,911	394,549
Alpha D2 Ltd Term B (United Kingdom) due 04/30/19 µ	775,000	776,937
4.500% due 04/30/19 §	2,370,120	2,376,045
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	621,875	621,098
Apex Tool Group LLC Term B 4.500% due 02/01/20 §	822,938	824,652
Armstrong World Industries Inc Term B 3.500% due 03/16/20 §	723,188	725,086
Atlantic Aviation FBO Inc Term B 3.250% due 05/20/20 §	350,000	349,781
BakerCorp International Inc 4.250% due 02/14/20 §	2,044,875	2,036,354
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	2,598,514	2,599,328
Brand Energy & Infrastructure Services Inc Term 1 6.250% due 10/23/18 §	177,690	179,837
Term B1 6.250% due 10/23/18 §	740,373	749,319
Brock Holdings III Inc Term B 6.009% due 03/16/17 §	1,375,293	1,389,046

	Principal Amount	Value
Colfax Corp Term B 3.250% due 01/11/19 §	$1,990,000	$1,992,487
Covanta Energy Corp 3.500% due 03/28/19 §	518,438	524,594
CPM Acquisition Corp (1st Lien) 6.250% due 08/29/17 §	570,688	571,401
DAE Aviation Holdings Inc Term B 6.250% due 10/29/18 §	751,204	752,143
Term B2 6.250% due 11/02/18 §	340,546	340,972
Ducommun Inc Term B 4.750% due 06/27/17 §	543,882	553,739
DynCorp International LLC Term B 6.250% due 07/07/16 §	688,994	693,300
Edwards Ltd Term B (Cayman) 4.750% due 03/26/20 §	1,458,554	1,456,730
Emerald Expositions Holding Inc Term B 5.500% due 06/17/20 §	625,000	626,172
Evergreen International Aviation Inc 5.000% due 06/30/15 § +	144,025	115,220
Flying Fortress Inc 3.500% due 06/30/17 §	2,513,333	2,503,908
Generac Power Systems Inc Term B 3.500% due 05/29/20 §	1,400,000	1,397,375
Grede LLC Term B 4.500% due 05/02/18 §	1,232,151	1,236,771
Hawker Beechcraft Acquisition Co LLC 5.750% due 02/14/20 §	925,000	926,734
Husky Injection Molding Systems Ltd Term B (Canada) 4.250% due 06/29/18 §	891,204	892,457
IG Investment Holdings LLC (1st Lien) 6.000% due 10/31/19 §	895,500	897,179
Jason Inc 5.000% due 02/28/19 §	586,667	586,667
JFB Firth Rixson Inc 4.250% due 06/30/17 §	373,125	372,814
JMC Steel Group Inc 4.750% due 04/03/17 §	855,332	853,551
KAR Auction Services Inc Term B 3.750% due 05/19/17 §	2,468,501	2,479,300
Merill Communications LLC (1st Lien) 7.250% due 03/08/18 §	798,000	801,325
Metaldyne Co LLC Term B 5.000% due 12/18/18 §	1,492,500	1,496,231
Milacron LLC 4.250% due 03/28/20 §	448,875	450,274
Nielsen Finance LLC Term E 2.943% due 05/02/16 §	1,370,742	1,376,568
Pelican Products Inc (1st Lien) (Delayed Draw) 7.000% due 07/11/18 §	618,750	621,070
Rexnord LLC Term B 3.750% due 04/02/18 §	2,249,603	2,251,009
Schaeffler AG Term C (Germany) 4.250% due 01/27/17 §	875,000	877,187
Sedgwick CMS Holdings Inc (1st Lien) 4.500% due 06/12/18 §	525,000	525,984
Sensata Technologies Finance Co LLC 3.750% due 05/11/18 §	234,561	237,125
Sequa Corp Term B 5.250% due 06/19/17 §	1,766,125	1,777,716
Silver II US Holdings LLC 4.000% due 12/13/19 §	2,263,625	2,250,716
SumTotal Systems LLC (1st Lien) 6.253% due 11/16/18 §	1,496,250	1,495,315
Swift Transportation Co Inc Term B2 4.000% due 12/21/17 §	1,566,395	1,579,366

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Tank Holding Corp 4.250% due 07/09/19 §	$1,100,113	$1,093,237
Terex Corp Term B 4.500% due 04/28/17 §	690,024	697,786
The Corporate Executive Board Co Term B 5.000% due 07/02/19 §	597,000	598,866
The Hertz Corp Term B 3.750% due 03/11/18 §	2,064,625	2,073,014
Term B2 3.000% due 03/11/18 §	602,989	600,979
The Manitowoc Co Inc Term B 4.250% due 11/13/17 §	165,016	165,635
Transdigm Inc Term C due 02/28/20 µ	1,050,000	1,040,375
3.750% due 02/28/20 §	2,343,549	2,322,066
TriMas Corp Term B 3.750% due 10/10/19 §	942,875	952,304
U.S. Security Holdings Inc 6.000% due 07/28/17 §	781,238	787,586
(Delayed Draw) 6.000% due 07/28/17 §	152,914	154,157
Waupaca Foundry Inc 4.630% due 06/29/17 §	1,589,358	1,591,345
West Corp Term B8 3.750% due 06/29/18 §	3,602,545	3,608,849
WireCo WorldGroup Inc 6.000% due 02/15/17 §	744,375	742,514

		69,117,291

Information Technology - 9.2%

Aeroflex Inc Term B 4.500% due 11/09/19 §	701,937	704,569
Applied Systems Inc (1st Lien) 4.250% due 06/08/17 §	2,218,765	2,229,166
Arris Group Inc Term B 3.500% due 04/17/20 §	1,221,938	1,215,318
Aspect Software Inc Term B 7.000% due 05/06/16 §	2,571,560	2,579,576
Attachmate Corp (1st Lien) 7.272% due 11/22/17 §	2,343,125	2,354,004
Booz Allen Hamilton Inc Term B 4.500% due 07/31/19 §	942,875	939,143
CCC Information Services Inc 4.000% due 12/20/19 §	497,874	499,119
Cinedigm Digital Funding I LLC 3.750% due 02/28/18 §	810,384	815,956
ClientLogic Corp (Extended) 7.028% due 01/30/17 §	2,102,207	2,096,952
CommScope Inc 3.750% due 01/12/18 §	2,718,547	2,727,893
CompuCom Systems Inc Term B 4.250% due 05/11/20 §	500,000	497,031
DG FastChannel Inc Term B 7.250% due 07/26/18 §	2,572,083	2,562,438
Eagle Parent Inc 4.500% due 05/16/18 §	2,295,732	2,302,907
EIG Investors Corp (1st Lien) 6.250% due 11/08/19 §	2,313,375	2,327,834
Emdeon Inc Term B2 3.750% due 11/02/18 §	1,735,401	1,731,496
Expert Global Solutions Inc Term B 8.500% due 04/03/18 §	2,475,404	2,509,441
Freescale Semiconductor Inc Term B4 5.000% due 03/02/20 §	2,334,150	2,318,833
Hyland Software Inc (1st Lien) 5.500% due 10/25/19 §	398,000	398,199
IAP Worldwide Services Inc 10.000% due 12/31/15 §	3,602,939	2,161,763

	Principal Amount	Value
Infor US Inc Term B2 5.250% due 04/05/18 §	$4,116,689	$4,147,564
Term B3 3.750% due 05/29/20 §	375,000	373,781
Kronos Inc 4.500% due 10/30/19 §	1,815,875	1,828,359
Magic Newco LLC (1st Lien) 7.250% due 12/12/18 §	1,662,438	1,674,387
Mercury Payment Systems Canada LLC Term B 5.500% due 07/03/17 §	1,254,502	1,271,752
Microsemi Corp 3.750% due 02/19/20 §	1,807,692	1,818,236
Mitel Networks Corp (Canada) 7.000% due 02/27/19 §	822,938	825,509
Moneygram International Inc Term B 4.250% due 03/20/20 §	473,813	474,405
NXP BV Term C (Netherlands) 4.750% due 01/11/20 §	1,044,750	1,060,857
Renaissance Learning Inc Term B 5.750% due 11/13/18 §	645,125	652,383
Rocket Software Inc 5.750% due 02/08/18 §	566,379	567,323
RP Crown Parent LLC (1st Lien) 6.750% due 12/21/18 §	2,087,256	2,097,692
SafeNet Inc Term B 2.695% due 04/12/14 §	113,950	114,212
Serena Software Inc (Extended) 4.193% due 03/10/16 §	2,269,173	2,257,827
Term B 5.000% due 03/10/16 §	425,000	423,406
Sirius Computer Solutions Inc Term B 7.000% due 11/30/18 §	612,500	616,711
SkillSoft Corp Term B 5.000% due 05/26/17 §	1,311,382	1,322,857
Softlayer Technologies Inc Term B 7.750% due 11/05/16 §	817,337	825,510
Spansion LLC Term B 5.250% due 12/11/18 §	868,269	873,696
SS&C Technologies Inc Term B1 3.500% due 06/07/19 §	1,086,126	1,082,732
Term B2 3.500% due 06/07/19 §	112,358	112,007
SunGard Data Systems Inc Term C 3.943% due 02/28/17 §	1,571,484	1,575,413
Term E 4.000% due 03/08/20 §	4,204,463	4,221,982
VeriFone Inc Term B 4.250% due 12/28/18 §	277,072	277,188
Vertafore Inc (1st Lien) 4.250% due 10/02/19 §	1,197,000	1,200,492
Wall Street Systems Inc (1st Lien) 5.750% due 10/24/19 §	1,368,125	1,371,545
Web.com Group Inc Term B 4.500% due 10/27/17 §	2,115,733	2,137,773
Websense Inc Term B 4.500% due 06/25/20 §	675,000	675,844

		68,853,081

Materials - 6.2%

AI Chem & Cy SCA (Luxembourg) Term B1 4.500% due 10/03/19 §	312,736	313,127
Term B2 4.500% due 10/03/19 §	162,264	162,467
Axalta Coating Systems US Holdings Inc 4.750% due 02/03/20 §	2,289,263	2,293,965

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
AZ Chem US Inc 5.250% due 12/22/17 §	$1,271,416	$1,282,223
Berry Plastics Holdings Corp Term D 3.500% due 02/07/20 §	2,518,688	2,494,211
BWAY Corp Term B 4.500% due 08/07/17 §	2,127,031	2,137,666
Constellium Holdco BV Term B (Netherlands) 6.000% due 03/25/20 §	573,563	589,335
Emerald Performance Materials LLC Term B 6.750% due 05/18/18 §	816,751	818,793
Essar Steel Algoma Inc (Canada) 8.750% due 09/19/14 §	1,166,188	1,185,624
Expera Specialty Solutions LLC Term B due 12/21/18 µ	425,000	421,813
Fairmount Minerals Ltd Term B 5.250% due 03/15/17 §	2,553,181	2,560,364
FMG America Finance Inc (Australia) 5.250% due 10/18/17 §	4,446,799	4,428,580
General Chemical Corp 5.002% due 10/06/15 §	613,412	617,438
Ineos US Finance LLC 4.000% due 05/04/18 §	3,081,680	3,031,282
John Henry Holdings Inc Term B 6.000% due 12/06/18 §	696,500	702,594
MacDermid Inc (1st Lien) 4.000% due 06/07/20 §	625,000	623,828
(2nd Lien) 7.750% due 12/07/20 §	500,000	507,500
Murray Energy Corp Term B 4.750% due 05/24/19 §	325,000	325,406
Neenah Foundry Co 6.750% due 04/26/17 §	500,000	500,000
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/28/19 §	1,283,750	1,258,075
Novelis Inc (Canada) 3.750% due 03/10/17 §	3,024,270	3,038,447
Omnova Solutions Inc Term B1 4.250% due 05/31/18 §	658,125	661,416
Oxea SARL (1st Lien) (Germany) due 11/22/19 µ	550,000	547,938
Pact Group Property Ltd Term B (Australia) 3.750% due 05/29/20 §	1,250,000	1,245,312
PQ Corp 4.500% due 08/07/17 §	1,343,250	1,345,873
Preferred Proppants LLC Term B 9.000% due 12/15/16 §	911,125	829,124
Sealed Air Corp 4.000% due 10/03/18 §	1,522,875	1,537,560
Summit Materials Cos I LLC Term B 5.000% due 01/30/19 §	618,762	619,793
SunCoke Energy Inc Term B 4.000% due 07/26/18 §	197,171	196,678
Taminco NV Term B2 (Belgium) 4.250% due 02/15/19 §	493,769	495,929
TricorBraun Inc Term B 4.003% due 05/03/18 §	794,000	797,970
Tronox Pigments BV Term B (Netherlands) 4.500% due 03/19/20 §	2,275,000	2,289,626
Unifrax Corp 4.250% due 11/28/18 §	438,755	439,413
United Distribution Group Inc 7.500% due 10/09/18 §	1,289,600	1,238,016

	Principal Amount	Value
Univar Inc Term B 5.000% due 06/30/17 §	$2,737,909	$2,684,435
Walter Energy Inc Term B 5.750% due 04/02/18 §	2,061,162	2,030,818

		46,252,639

Telecommunication Services - 4.0%

Atlantic Broadband Finance LLC Term B 3.250% due 12/02/19 §	967,688	970,712
Cellular South Inc 3.250% due 05/22/20 §	324,188	324,188
Cricket Communications Inc 4.750% due 10/10/19 §	547,250	544,514
Term C 4.750% due 03/09/20 §	2,325,000	2,308,046
Intelsat Jackson Holdings Ltd Term B1 (Luxembourg) 4.250% due 04/02/18 §	9,216,338	9,248,023
SBA Finance 3.750% due 06/29/18 §	442,296	443,678
3.750% due 09/27/19 §	183,285	183,743
Syniverse Holdings Inc 5.000% due 04/23/19 §	2,227,500	2,237,943
(Delayed Draw) 4.000% due 04/23/19 §	1,450,000	1,449,395
Telesat LLC Term B 3.500% due 03/28/19 §	3,409,517	3,414,846
TNS Inc (1st Lien) 5.000% due 02/14/20 §	1,006,019	1,009,791
UPC Financing Partnership (Netherlands) Term AF 4.000% due 01/29/21 §	975,000	977,438
Term AH 3.250% due 06/30/21 §	6,356,978	6,335,129

		29,447,446

Utilities - 2.7%

AES Corp Term B 3.750% due 06/01/18 §	2,300,272	2,310,336
Calpine Corp
Term B1 4.000% due 04/02/18 §	3,125,506	3,127,182
Term B2 4.000% due 04/02/18 §	1,225,000	1,226,072
Term B3 4.000% due 10/09/19 §	967,688	967,234
Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	1,046,154	1,042,231
Equipower Resources Holdings LLC Term C due 12/15/20 µ	475,000	472,625
La Frontera Generation LLC 4.500% due 09/30/20 §	550,000	547,766
LSP Madison Funding LLC 5.576% due 06/28/19 §	697,833	703,939
NRG Energy Inc Term B 2.750% due 07/02/18 §	1,983,529	1,967,944
Power Team Services LLC (1st Lien) 4.250% due 05/06/20 §	222,222	220,694
Raven Power Finance LLC Term B 8.250% due 11/15/18 §	597,000	599,985
Texas Competitive Electric Holdings Co LLC (Extended) 4.720% due 10/10/17 §	9,414,018	6,618,055

		19,804,063

Total Senior Loan Notes (Cost $683,688,833)		681,339,693

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $17,403,995; collateralized by Fannie Mae: 2.230% due 12/06/22 and value $17,752,781)	$17,403,981	$17,403,981

Total Short-Term Investment (Cost $17,403,981)		17,403,981

TOTAL INVESTMENTS - 100.2% (Cost $743,814,265)		747,826,738

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,130,716)

NET ASSETS - 100.0%		$746,696,022

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	31.9%
Health Care	15.4%
Industrials	9.9%
Information Technology	9.5%
Financials	6.7%
Materials	6.6%
Consumer Staples	6.4%
Telecommunication Services	4.5%
Energy	4.1%
Others (each less than 3.0%)	5.2%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	As of June 30, 2013, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	2.3%
BBB	2.7%
BB	41.0%
B	48.6%
CCC	0.1%
CC	2.3%
Not Rated	3.0%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $193,694 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(e)	Investments with a total aggregate value of $141,875 or less than 0.1% of the portfolio’s net assets were in default as of June 30, 2013.

(f)	Restricted securities as of June 30, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Euramax Holdings Inc ‘A’ Acq. 06/29/09	$60,302	$213,165	0.0%
Metro-Goldwyn-Mayer Studios Inc ‘A’ Acq. 12/30/10	4,281,792	9,009,604	1.2%

	$4,342,094	$9,222,769	1.2%

(g)	Pursuant to the terms of the following senior loan agreements, the portfolio had unfunded loan commitments of $792,172 or 0.1% of the net assets as of June 30, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Entravision Communications Corp	$575,000	$568,531	($6,469)
Alliance Healthcare Services Inc (Delayed Draw)	189,531	191,072	1,541
Power Team Services LLC (Delayed Draw)	27,641	27,500	(141)

	$792,172	$787,103	($5,069)

(h)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$9,222,769	$-	$9,222,769	$-
	Corporate Bonds & Notes	39,860,295	-	39,781,821	78,474
	Senior Loan Notes	681,339,693	-	678,638,931	2,700,762
	Short-Term Investment	17,403,981	-	17,403,981	-
	Unfunded Loan Commitment	1,541	-	1,541	-

	Total Assets	747,828,279	-	745,049,043	2,779,236

Liabilities	Unfunded Loan Commitments	(6,610)	-	(6,610)	-

	Total Liabilities	(6,610)	-	(6,610)	-

	Total	$747,821,669	$-	$745,042,433	$2,779,236

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Energy - 0.1%

Halcon Resources Corp 5.750% *	800	$824,000

Total Convertible Preferred Stocks (Cost $800,000)		824,000

COMMON STOCKS - 0.3%

Industrials - 0.1%

HD Supply Holdings Inc *	67,150	1,261,748

Information Technology - 0.1%

CDW Corp *	66,740	1,242,699

Telecommunication Services - 0.1%

Intelsat SA * (Luxembourg)	69,750	1,395,000

Total Common Stocks (Cost $3,598,780)		3,899,447

	Principal Amount

CORPORATE BONDS & NOTES - 92.4%

Consumer Discretionary - 20.3%

99 Cents Only Stores 11.000% due 12/15/19	$3,141,000	3,565,035
Allison Transmission Inc 7.125% due 05/15/19 ~	3,000,000	3,187,500
Beazer Homes USA Inc
7.250% due 02/01/23 ~	3,050,000	3,095,750
9.125% due 06/15/18	4,821,000	5,037,945
Boyd Gaming Corp 9.000% due 07/01/20	3,350,000	3,412,813
Brunswick Corp 4.625% due 05/15/21 ~	2,200,000	2,156,000
Burlington Holdings LLC 9.000% due 02/15/18 ~	6,500,000	6,695,000
Cablevision Systems Corp 8.625% due 09/15/17	5,100,000	5,814,000
Caesars Entertainment Operating Co Inc
10.000% due 12/15/15	3,000,000	2,610,000
10.000% due 12/15/18	2,000,000	1,210,000
11.250% due 06/01/17	5,500,000	5,740,625
Caesars Operating Escrow LLC 9.000% due 02/15/20 ~	850,000	813,875
CCO Holdings LLC
5.750% due 09/01/23 ~	3,050,000	2,966,125
7.000% due 01/15/19	3,500,000	3,727,500
Cedar Fair LP
5.250% due 03/15/21 ~	4,400,000	4,240,500
9.125% due 08/01/18	5,550,000	6,077,250
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	2,350,000	2,220,750
6.375% due 09/15/20 ~	2,200,000	2,249,500
Chrysler Group LLC 8.250% due 06/15/21	4,000,000	4,435,000
CityCenter Holdings LLC
7.625% due 01/15/16	3,100,000	3,286,000
10.750% due 01/15/17	4,492,559	4,863,195
CKE Restaurants Inc 11.375% due 07/15/18	572,000	592,741

	Principal Amount	Value
Claire’s Stores Inc 6.125% due 03/15/20 ~	$2,000,000	$1,975,000
Clear Channel Communications Inc
5.500% due 12/15/16	6,275,000	4,863,125
11.250% due 03/01/21 ~	3,000,000	3,142,500
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22 ~	3,395,000	3,513,825
7.625% due 03/15/20	3,000,000	3,118,125
Coinstar Inc 6.000% due 03/15/19 ~	2,850,000	2,853,563
Dana Holding Corp 6.750% due 02/15/21	3,250,000	3,469,375
DISH DBS Corp
4.625% due 07/15/17	6,000,000	6,060,000
5.125% due 05/01/20 ~	2,850,000	2,807,250
7.875% due 09/01/19	2,000,000	2,250,000
Griffey Intermediate Inc 7.000% due 10/15/20 ~	3,850,000	3,734,500
Jaguar Land Rover Automotive PLC (United Kingdom)
5.625% due 02/01/23 ~	1,150,000	1,121,250
7.750% due 05/15/18 ~	1,800,000	1,953,000
Jo-Ann Stores Holdings Inc 9.750% due 10/15/19 ~	2,250,000	2,323,125
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	6,325,000	6,483,125
L Brands Inc
5.625% due 02/15/22	4,250,000	4,335,000
6.625% due 04/01/21	5,000,000	5,456,250
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	2,700,000	2,808,000
Landry’s Inc 9.375% due 05/01/20 ~	1,850,000	1,961,000
Lennar Corp 5.000% due 11/15/22 ~	5,900,000	5,619,750
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	3,000,000	3,195,000
Lynx I Corp 5.375% due 04/15/21 ~	4,500,000	4,545,000
Lynx II Corp 6.375% due 04/15/23 ~	3,100,000	3,138,750
MCE Finance Ltd (Cayman) 5.000% due 02/15/21 ~	4,250,000	3,995,000
MGM Resorts International
6.625% due 12/15/21	11,100,000	11,460,750
6.750% due 10/01/20	3,850,000	3,994,375
8.625% due 02/01/19	2,000,000	2,270,000
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18 ~	3,850,000	3,792,250
NPC International Inc 10.500% due 01/15/20	3,650,000	4,202,062
Petco Holdings Inc 8.500% due 10/15/17 ~	3,575,000	3,664,375
PVH Corp 4.500% due 12/15/22	3,850,000	3,715,250
ServiceMaster Co 8.000% due 02/15/20	5,100,000	5,112,750
Seven Seas Cruises S de RL LLC (Panama) 9.125% due 05/15/19	465,000	495,225
Sinclair Television Group Inc
5.375% due 04/01/21	1,950,000	1,881,750
8.375% due 10/15/18	2,000,000	2,160,000
9.250% due 11/01/17 ~	3,000,000	3,187,500
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	6,075,000	5,877,562
Standard Pacific Corp
8.375% due 05/15/18	6,000,000	6,870,000
8.375% due 01/15/21	3,000,000	3,435,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
The Goodyear Tire & Rubber Co 6.500% due 03/01/21	$4,400,000	$4,499,000
The Ryland Group Inc 5.375% due 10/01/22	4,300,000	4,160,250
Toll Brothers Finance Corp 4.375% due 04/15/23	3,950,000	3,693,250
Unitymedia Hessen GmbH & Co KG (Germany)
5.500% due 01/15/23 ~	1,800,000	1,710,000
7.500% due 03/15/19 ~	2,250,000	2,379,375
Wolverine World Wide Inc 6.125% due 10/15/20 ~	3,850,000	3,994,375

		245,273,716

Consumer Staples - 4.9%

Del Monte Corp 7.625% due 02/15/19	4,500,000	4,646,250
JBS USA LLC 8.250% due 02/01/20 ~	3,000,000	3,157,500
New Albertsons Inc 7.450% due 08/01/29	2,000,000	1,580,000
Reynolds Group Issuer Inc
5.750% due 10/15/20	7,700,000	7,777,000
7.875% due 08/15/19	1,500,000	1,642,500
8.500% due 05/15/18	12,500,000	12,937,500
9.000% due 04/15/19	6,725,000	6,977,187
Rite Aid Corp
6.750% due 06/15/21 ~	2,700,000	2,666,250
9.250% due 03/15/20	3,500,000	3,880,625
Smithfield Foods Inc 7.750% due 07/01/17	3,000,000	3,322,500
Spectrum Brands Inc 6.750% due 03/15/20	3,850,000	4,076,188
SUPERVALU Inc 6.750% due 06/01/21 ~	2,800,000	2,618,000
U.S. Foods Inc 8.500% due 06/30/19	4,200,000	4,410,000

		59,691,500

Energy - 17.4%

Access Midstream Partners LP 4.875% due 05/15/23	4,100,000	3,823,250
Alpha Natural Resources Inc
6.000% due 06/01/19	3,000,000	2,452,500
6.250% due 06/01/21	2,000,000	1,605,000
Antero Resources Finance Corp
6.000% due 12/01/20	4,890,000	4,841,100
9.375% due 12/01/17	4,000,000	4,260,000
Arch Coal Inc 7.250% due 06/15/21	3,000,000	2,490,000
Atlas Pipeline Partners LP
4.750% due 11/15/21 ~	1,850,000	1,667,313
5.875% due 08/01/23 ~	4,150,000	3,963,250
6.625% due 10/01/20 ~	2,750,000	2,770,625
Atwood Oceanics Inc 6.500% due 02/01/20	2,900,000	3,023,250
Basic Energy Services Inc 7.750% due 02/15/19	3,700,000	3,672,250
Berry Petroleum Co 6.750% due 11/01/20	1,950,000	2,028,000
Chaparral Energy Inc
7.625% due 11/15/22	5,000,000	5,125,000
8.250% due 09/01/21	1,550,000	1,639,125
Chesapeake Energy Corp
5.375% due 06/15/21	1,950,000	1,945,125
5.750% due 03/15/23	2,000,000	2,030,000
6.625% due 08/15/20	2,500,000	2,700,000
Cimarex Energy Co 5.875% due 05/01/22	4,000,000	4,160,000

	Principal Amount	Value
Concho Resources Inc
5.500% due 10/01/22	$2,850,000	$2,835,750
7.000% due 01/15/21	3,990,000	4,309,200
Crosstex Energy LP 8.875% due 02/15/18	3,025,000	3,221,625
Denbury Resources Inc 4.625% due 07/15/23	3,450,000	3,186,938
EDC Finance Ltd (Ireland) 4.875% due 04/17/20 ~	2,750,000	2,523,125
EP Energy LLC
6.875% due 05/01/19	4,300,000	4,622,500
7.750% due 09/01/22	1,150,000	1,236,250
9.375% due 05/01/20	1,900,000	2,156,500
EV Energy Partners LP 8.000% due 04/15/19	4,000,000	4,060,000
Exterran Partners LP 6.000% due 04/01/21 ~	3,150,000	3,118,500
Genesis Energy LP 5.750% due 02/15/21 ~	3,850,000	3,773,000
Halcon Resources Corp 8.875% due 05/15/21	4,700,000	4,582,500
Hilcorp Energy I LP
7.625% due 04/15/21 ~	2,000,000	2,130,000
8.000% due 02/15/20 ~	4,000,000	4,320,000
Key Energy Services Inc 6.750% due 03/01/21	3,000,000	2,895,000
Kodiak Oil & Gas Corp (Canada) 5.500% due 01/15/21 ~	3,850,000	3,758,562
Linn Energy LLC
6.250% due 11/01/19 ~	1,900,000	1,819,250
7.750% due 02/01/21	7,500,000	7,556,250
MarkWest Energy Partners LP
4.500% due 07/15/23	2,000,000	1,840,000
6.250% due 06/15/22	1,950,000	2,018,250
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	1,650,000	1,608,750
6.500% due 03/15/21 ~	4,620,000	4,602,675
Newfield Exploration Co
5.625% due 07/01/24	850,000	828,750
5.750% due 01/30/22	3,000,000	2,985,000
Northern Tier Energy LLC 7.125% due 11/15/20 ~	2,850,000	2,892,750
Oasis Petroleum Inc
6.500% due 11/01/21	2,000,000	2,060,000
6.875% due 01/15/23	3,000,000	3,105,000
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	3,825,000	3,585,937
Peabody Energy Corp
6.000% due 11/15/18	5,120,000	5,152,000
6.250% due 11/15/21	1,500,000	1,455,000
Plains Exploration & Production Co 6.750% due 02/01/22	3,000,000	3,182,295
QEP Resources Inc
5.250% due 05/01/23	2,350,000	2,303,000
5.375% due 10/01/22	2,600,000	2,587,000
Regency Energy Partners LP
4.500% due 11/01/23 ~	1,850,000	1,678,875
5.500% due 04/15/23	950,000	940,500
6.875% due 12/01/18	3,875,000	4,097,812
Sabine Pass Liquefaction LLC
5.625% due 02/01/21 ~	5,150,000	5,008,375
5.625% due 04/15/23 ~	2,750,000	2,605,625
Sabine Pass LNG LP 6.500% due 11/01/20 ~	1,500,000	1,522,500
Samson Investment Co 10.000% due 02/15/20 ~	2,850,000	3,017,438
SandRidge Energy Inc 7.500% due 03/15/21	6,800,000	6,528,000
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	5,050,000	4,999,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
SESI LLC
6.375% due 05/01/19	$6,500,000	$6,743,750
7.125% due 12/15/21	2,000,000	2,170,000
Targa Resources Partners LP 4.250% due 11/15/23 ~	2,800,000	2,513,000
Tervita Corp (Canada) 8.000% due 11/15/18 ~	3,300,000	3,322,687
Venoco Inc 11.500% due 10/01/17	5,000,000	5,312,500
WPX Energy Inc 6.000% due 01/15/22	3,000,000	3,060,000

		210,027,707

Financials - 8.1%

Ally Financial Inc
5.500% due 02/15/17	2,900,000	3,041,500
6.250% due 12/01/17	2,500,000	2,682,942
7.500% due 09/15/20	3,225,000	3,728,906
Bank of America Corp 8.000% § ±	3,000,000	3,356,640
CBRE Services Inc
5.000% due 03/15/23	350,000	333,375
6.625% due 10/15/20	4,500,000	4,770,000
CIT Group Inc
5.375% due 05/15/20	925,000	951,594
5.500% due 02/15/19 ~	2,000,000	2,075,000
E*TRADE Financial Corp
6.000% due 11/15/17	950,000	964,250
6.375% due 11/15/19	3,000,000	3,060,000
First Data Corp
6.750% due 11/01/20 ~	1,850,000	1,891,625
7.375% due 06/15/19 ~	3,600,000	3,717,000
10.625% due 06/15/21 ~	1,850,000	1,836,125
12.625% due 01/15/21	6,284,000	6,676,750
General Motors Financial Co Inc
2.750% due 05/15/16 ~	1,950,000	1,921,969
4.250% due 05/15/23 ~	2,850,000	2,661,188
HBOS PLC (United Kingdom) 6.000% due 11/01/33 ~	1,200,000	1,113,509
Igloo Holdings Corp 8.250% due 12/15/17 ~	2,350,000	2,408,750
Jefferies Finance LLC 7.375% due 04/01/20 ~	2,800,000	2,730,000
Liberty Mutual Group Inc 7.800% due 03/07/87 ~	7,057,000	8,309,617
Lloyds Banking Group PLC (United Kingdom) 6.413% § ± ~	3,000,000	2,625,000
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	5,750,000	5,893,750
Nuveen Investments Inc
9.125% due 10/15/17 ~	4,400,000	4,433,000
9.500% due 10/15/20 ~	2,425,000	2,425,000
RBS Capital Trust II 6.425% § ±	4,200,000	3,402,000
Realogy Group LLC 3.375% due 05/01/16 ~	1,450,000	1,424,625
Regions Bank 6.450% due 06/26/37	2,000,000	2,106,530
RHP Hotel Properties LP REIT 5.000% due 04/15/21 ~	2,625,000	2,559,375
Royal Bank of Scotland Group PLC (United Kingdom) 6.125% due 12/15/22	4,000,000	3,817,660
SLM Corp
6.000% due 01/25/17	2,950,000	3,097,500
8.000% due 03/25/20	3,000,000	3,258,750
Springleaf Finance Corp 5.400% due 12/01/15	5,000,000	5,012,500

		98,286,430

	Principal Amount	Value
Health Care - 7.9%

Biomet Inc 6.500% due 08/01/20	$3,850,000	$3,987,156
CHS/Community Health Systems Inc 8.000% due 11/15/19	5,300,000	5,664,375
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	4,000,000	4,390,000
DaVita HealthCare Partners Inc 5.750% due 08/15/22	6,800,000	6,817,000
DJO Finance LLC
7.750% due 04/15/18	5,250,000	5,210,625
8.750% due 03/15/18	250,000	271,250
9.875% due 04/15/18	1,000,000	1,052,500
Envision Healthcare Corp 8.125% due 06/01/19	3,000,000	3,202,500
Envision Healthcare Holdings Inc 9.250% due 10/01/17 ~	2,850,000	2,899,875
Fresenius Medical Care U.S. Finance II Inc 5.875% due 01/31/22 ~	4,650,000	4,917,375
HCA Holdings Inc
6.250% due 02/15/21	6,850,000	7,004,125
7.750% due 05/15/21	4,000,000	4,330,000
HCA Inc
5.875% due 03/15/22	3,250,000	3,343,437
6.500% due 02/15/16	200,000	216,000
7.250% due 09/15/20	5,415,000	5,827,894
HealthSouth Corp 5.750% due 11/01/24	3,350,000	3,274,625
Jaguar Holding Co I 9.375% due 10/15/17 ~	850,000	892,500
MultiPlan Inc 9.875% due 09/01/18 ~	3,500,000	3,823,750
Phibro Animal Health Corp 9.250% due 07/01/18 ~	3,000,000	3,240,000
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	4,700,000	4,935,000
Tenet Healthcare Corp
4.750% due 06/01/20 ~	3,350,000	3,236,938
6.750% due 02/01/20	4,250,000	4,138,437
8.000% due 08/01/20	1,750,000	1,813,438
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	1,950,000	1,937,813
6.750% due 10/01/17 ~	2,000,000	2,080,000
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	2,050,000	2,183,250
VPII Escrow Corp (Canada) 6.750% due 08/15/18 ~	4,750,000	4,874,687

		95,564,550

Industrials - 9.5%

ADS Waste Holdings Inc 8.250% due 10/01/20 ~	4,725,000	4,843,125
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	2,650,000	2,643,375
Air Lease Corp
4.750% due 03/01/20	4,800,000	4,656,000
6.125% due 04/01/17	8,350,000	8,684,000
American Airlines Pass-Through Trust ‘B’ 5.625% due 01/15/21 ~	1,800,000	1,863,000
Avis Budget Car Rental LLC
5.500% due 04/01/23 ~	1,000,000	970,000
8.250% due 01/15/19	4,200,000	4,588,500
B/E Aerospace Inc
5.250% due 04/01/22	1,850,000	1,850,000
6.875% due 10/01/20	4,000,000	4,340,000
BC Mountain LLC 7.000% due 02/01/21 ~	3,850,000	3,936,625
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	4,800,000	4,788,000
6.125% due 01/15/23 ~	850,000	847,875

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
British Airways PLC (United Kingdom) 5.625% due 06/20/20 ~	$1,500,000	$1,526,622
HD Supply Inc
7.500% due 07/15/20 ~	1,000,000	1,015,000
8.125% due 04/15/19	2,750,000	3,025,000
11.500% due 07/15/20	850,000	988,125
International Lease Finance Corp
3.875% due 04/15/18	2,350,000	2,213,406
4.625% due 04/15/21	2,900,000	2,673,438
5.875% due 04/01/19	3,000,000	3,045,000
5.875% due 08/15/22	3,000,000	2,974,500
6.250% due 05/15/19	1,550,000	1,600,375
Masco Corp 7.750% due 08/01/29	3,000,000	3,329,058
Nortek Inc
8.500% due 04/15/21 ~	850,000	905,250
8.500% due 04/15/21	4,000,000	4,300,000
Roofing Supply Group LLC 10.000% due 06/01/20 ~	2,950,000	3,222,875
The Hertz Corp
5.875% due 10/15/20	350,000	362,250
6.250% due 10/15/22	250,000	262,188
7.500% due 10/15/18	4,500,000	4,848,750
TransDigm Inc
7.500% due 07/15/21 ~	2,000,000	2,020,000
7.750% due 12/15/18	4,670,000	4,938,525
U.S. Airways Pass-Through Trust ‘A’ 7.125% due 04/22/25	5,463,113	6,173,317
U.S. Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	750,000	742,500
United Rentals North America Inc
5.750% due 07/15/18	750,000	791,250
7.625% due 04/15/22	750,000	815,625
8.250% due 02/01/21	7,700,000	8,470,000
8.375% due 09/15/20	5,025,000	5,464,687
9.250% due 12/15/19	2,000,000	2,215,000
USG Corp 7.875% due 03/30/20 ~	3,000,000	3,285,000

		115,218,241

Information Technology - 2.5%

Advanced Micro Devices Inc
7.500% due 08/15/22	1,850,000	1,799,125
7.750% due 08/01/20	3,000,000	2,932,500
Alion Science & Technology Corp 10.250% due 02/01/15	2,500,000	1,487,500
Audatex North America Inc 6.000% due 06/15/21 ~	1,800,000	1,804,500
CDW LLC 8.500% due 04/01/19	4,475,000	4,833,000
Eagle Midco Inc 9.000% due 06/15/18 ~	250,000	245,000
Equinix Inc 4.875% due 04/01/20	3,600,000	3,546,000
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	1,850,000	1,762,125
8.050% due 02/01/20	2,500,000	2,543,750
NeuStar Inc 4.500% due 01/15/23 ~	3,800,000	3,610,000
NXP BV (Netherlands)
3.750% due 06/01/18 ~	1,800,000	1,773,000
5.750% due 02/15/21 ~	3,800,000	3,866,500

		30,203,000

Materials - 11.3%

AK Steel Corp
8.375% due 04/01/22	3,000,000	2,595,000
8.750% due 12/01/18 ~	2,875,000	3,036,719
Alphabet Holding Co Inc 7.750% due 11/01/17	4,400,000	4,532,000

	Principal Amount	Value
APERAM (Luxembourg) 7.375% due 04/01/16 ~	$5,925,000	$5,776,875
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	2,975,000	2,982,438
6.125% due 06/01/18	3,000,000	3,101,250
6.750% due 02/25/22	8,675,000	8,935,250
7.250% due 03/01/41	4,650,000	4,394,250
ARD Finance SA (Luxembourg) 11.125% due 06/01/18 ~	2,492,975	2,655,018
Ardagh Packaging Finance PLC (Ireland)
4.875% due 11/15/22 ~	500,000	468,750
7.000% due 11/15/20 ~	3,665,000	3,541,306
9.125% due 10/15/20 ~	5,250,000	5,624,062
BOE Intermediate Holding Corp 9.000% due 11/01/17 ~	2,850,000	2,750,250
BOE Merger Corp 9.500% due 11/01/17 ~	5,250,000	5,381,250
Building Materials Corp of America 6.750% due 05/01/21 ~	2,500,000	2,662,500
Celanese US Holdings LLC 4.625% due 11/15/22	3,850,000	3,816,313
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	4,575,000	4,437,750
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	6,055,000	5,918,762
6.875% due 04/01/22 ~	1,950,000	1,898,813
7.000% due 11/01/15 ~	175,000	177,625
8.250% due 11/01/19 ~	6,175,000	6,391,125
Graphic Packaging International Inc 4.750% due 04/15/21	5,250,000	5,105,625
Hexion U.S. Finance Corp
6.625% due 04/15/20 ~	1,200,000	1,203,000
8.875% due 02/01/18	3,500,000	3,587,500
9.000% due 11/15/20	3,000,000	2,880,000
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	3,700,000	3,542,750
Louisiana-Pacific Corp 7.500% due 06/01/20	4,800,000	5,256,000
Momentive Performance Materials Inc 8.875% due 10/15/20	2,000,000	2,100,000
New Gold Inc (Canada) 6.250% due 11/15/22 ~	4,440,000	4,273,500
Novelis Inc (Canada)
8.375% due 12/15/17	2,550,000	2,715,750
8.750% due 12/15/20	5,000,000	5,387,500
Sappi Papier Holding GmbH (Austria)
7.750% due 07/15/17 ~	3,400,000	3,604,000
8.375% due 06/15/19 ~	3,725,000	3,943,844
Sealed Air Corp 8.375% due 09/15/21 ~	5,000,000	5,675,000
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	2,000,000	2,237,500
Tronox Finance LLC 6.375% due 08/15/20 ~	3,850,000	3,647,875

		136,237,150

Telecommunication Services - 7.1%

CenturyLink Inc 5.625% due 04/01/20	4,850,000	4,922,750
Cricket Communications Inc 7.750% due 10/15/20	3,200,000	3,088,000
Crown Castle International Corp 5.250% due 01/15/23	4,500,000	4,336,875
Digicel Group Ltd (Bermuda) 8.250% due 09/30/20 ~	1,000,000	1,040,000
Digicel Ltd (Bermuda)
6.000% due 04/15/21 ~	2,700,000	2,558,250
7.000% due 02/15/20 ~	3,161,000	3,208,415
Frontier Communications Corp 7.125% due 01/15/23	2,350,000	2,347,062

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Hughes Satellite Systems Corp 7.625% due 06/15/21	$7,000,000	$7,472,500
Intelsat Jackson Holdings SA (Luxembourg)
6.625% due 12/15/22 ~	4,650,000	4,533,750
7.250% due 10/15/20	2,000,000	2,110,000
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18 ~	2,000,000	2,025,000
7.750% due 06/01/21 ~	6,300,000	6,386,625
8.125% due 06/01/23 ~	5,000,000	5,181,250
Level 3 Communications Inc 11.875% due 02/01/19	2,000,000	2,275,000
Level 3 Financing Inc 7.000% due 06/01/20	3,700,000	3,709,250
MetroPCS Wireless Inc
6.250% due 04/01/21 ~	850,000	868,063
6.625% due 04/01/23 ~	1,000,000	1,021,250
7.875% due 09/01/18	3,000,000	3,210,000
Sprint Capital Corp 6.875% due 11/15/28	6,000,000	5,790,000
Sprint Nextel Corp
6.000% due 11/15/22	7,900,000	7,781,500
7.000% due 03/01/20 ~	2,000,000	2,165,000
9.000% due 11/15/18 ~	2,800,000	3,283,000
Telesat Canada (Canada) 6.000% due 05/15/17 ~	3,750,000	3,839,062
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,750,000	2,860,000

		86,012,602

Utilities - 3.4%

Calpine Corp
7.500% due 02/15/21 ~	4,925,000	5,282,063
7.875% due 01/15/23 ~	2,925,000	3,159,000
Energy Future Intermediate Holding Co LLC 12.250% due 03/01/22 ~	4,000,000	4,440,000
GenOn Americas Generation LLC 9.125% due 05/01/31	2,000,000	2,150,000
GenOn Energy Inc
7.875% due 06/15/17	2,000,000	2,135,000
9.875% due 10/15/20	2,050,000	2,265,250
IPALCO Enterprises Inc 7.250% due 04/01/16 ~	2,450,000	2,670,500
NRG Energy Inc
6.625% due 03/15/23 ~	1,000,000	1,005,000
7.625% due 01/15/18	9,225,000	9,916,875
7.875% due 05/15/21	2,000,000	2,145,000
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	6,059,000	605,900
15.000% due 04/01/21	2,000,000	535,000
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	4,038,567	4,089,049

		40,398,637

Total Corporate Bonds & Notes (Cost $1,103,831,923)		1,116,913,533

CONVERTIBLE CORPORATE BONDS & NOTES - 0.5%

Energy - 0.2%

Peabody Energy Corp 4.750% due 12/15/41	3,000,000	2,098,125

Telecommunication Services - 0.3%

Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	3,880,625

Total Convertible Corporate Bonds & Notes (Cost $6,386,428)		5,978,750

	Principal Amount	Value
SENIOR LOAN NOTES - 3.4%

Consumer Discretionary - 0.9%

99 Cents Only Stores 5.260% due 01/11/19 §	$1,402,959	$1,408,220
Caesars Entertainment Operating Co Term B6 (Extended) 5.443% due 01/26/18 §	1,197,583	1,060,908
Clear Channel Communications Inc Term B 3.845% due 01/29/16 §	2,272,798	2,084,156
ClubCorp Club Operations Inc Term B 5.000% due 11/30/16 §	1,901,877	1,928,028
Evergreen Acquisition Co 1 LP 5.000% due 07/09/19 §	1,980,038	2,002,808
Regent Seven Seas Cruises Inc Term B (Panama) 4.750% due 12/21/18 §	987,500	988,117
Serta Simmons Holdings LLC 5.003% due 10/01/19 §	995,013	998,744

		10,470,981

Consumer Staples - 0.5%

BJ’s Wholesale Club Inc 4.250% due 09/26/19 §	995,006	993,918
Sprouts Farmers Markets Holdings LLC 4.500% due 04/23/20 §	4,500,000	4,505,625

		5,499,543

Energy - 0.5%

Chesapeake Energy Corp 5.750% due 12/01/17 §	2,000,000	2,026,388
Crestwood Holdings LLC Term B due 05/24/19 µ	3,000,000	3,026,250
Samson Investment Co (2nd Lien) 6.000% due 09/25/18 §	1,000,000	1,000,000

		6,052,638

Financials - 0.7%

First Data Corp
4.193% due 09/24/18 §	1,000,000	976,625
Term B (Extended)
4.193% due 03/23/18 §	2,000,000	1,953,750
Nuveen Investments Inc 4.195% due 05/13/17 §	2,000,000	1,994,000
Realogy Corp (Extended) (Letter of Credit) 4.453% due 10/10/16 §	151,080	151,171
Stockbridge SBE Holdings LLC Term B 13.000% due 05/02/17 §	3,500,000	3,640,000

		8,715,546

Health Care - 0.1%

American Renal Holdings Inc (2nd Lien) 8.500% due 02/14/20 §	1,000,000	1,000,833

Telecommunication Services - 0.5%

Intelsat Jackson Holdings Ltd Term B1 (Luxembourg) 4.250% due 04/02/18 §	3,940,100	3,953,646
Level 3 Financing Inc Term B
due 08/01/19 µ	1,500,000	1,503,282
5.250% due 08/01/19 §	1,000,000	1,002,083

		6,459,011

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Utilities - 0.2%

Texas Competitive Electric Holdings LLC (Extended) 4.720% due 10/10/17 §	$3,797,685	$2,669,773

Total Senior Loan Notes (Cost $41,169,433)		40,868,325

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $13,387,677; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $13,659,575)	13,387,666	13,387,666

Total Short-Term Investment (Cost $13,387,666)		13,387,666

TOTAL INVESTMENTS - 97.8% (Cost $1,169,174,230)		1,181,871,721

OTHER ASSETS & LIABILITIES, NET - 2.2%		26,209,370

NET ASSETS - 100.0%		$1,208,081,091

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	21.2%
Energy	18.2%
Materials	11.3%
Industrials	9.6%
Financials	8.8%
Telecommunication Services	8.0%
Health Care	8.0%
Consumer Staples	5.4%
Utilities	3.6%
Others (each less than 3.0%)	3.7%

97.8%
Other Assets & Liabilities, Net	2.2%

100.0%

(b)	As of June 30, 2013, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	1.1%
BBB	4.1%
BB	31.9%
B	40.3%
CCC	19.5%
D	0.1%
Not Rated	3.0%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$824,000	$824,000	$-	$-
	Common Stocks (1)	3,899,447	3,899,447	-	-
	Corporate Bonds & Notes	1,116,913,533	-	1,105,491,341	11,422,192
	Convertible Corporate Bonds & Notes	5,978,750	-	5,978,750	-
	Senior Loan Notes	40,868,325	-	40,868,325	-
	Short-Term Investment	13,387,666	-	13,387,666	-

	Total	$1,181,871,721	$4,723,447	$1,165,726,082	$11,422,192

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$13,063,545
Purchases	5,463,112
Sales	(7,192,991)
Accrued Discounts (Premiums)	(2,990)
Net Realized Gains	345,066
Change in Net Unrealized Depreciation	(253,550)
Transfers In	–
Transfers Out	–

Value, End of Period	$11,422,192

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($3,604)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 14.6%

Consumer Discretionary - 0.7%

DISH DBS Corp 7.000% due 10/01/13	$9,000,000	$9,110,250

Energy - 0.5%

AK Transneft OJSC (Ireland) 7.700% due 08/07/13 ~	7,500,000	7,524,420

Financials - 12.6%

Ally Financial Inc
3.475% due 02/11/14 §	13,000,000	13,099,320
3.672% due 06/20/14 §	11,700,000	11,861,928
ANZ New Zealand International Ltd (New Zealand) 0.714% due 08/19/14 § ~	10,000,000	10,040,330
BPCE SA (France) 2.375% due 10/04/13 ~	9,862,000	9,907,858
Commonwealth Bank of Australia (Australia)
0.553% due 09/17/14 § ~	8,100,000	8,125,280
0.697% due 07/12/13 § ~	54,400,000	54,409,139
0.773% due 06/25/14 § ~	18,500,000	18,586,136
Dexia Credit Local SA (France) 0.756% due 04/29/14 § ~	28,400,000	28,453,534
Eksportfinans ASA (Norway) 2.375% due 05/25/16	1,800,000	1,732,500
ICICI Bank Ltd (India) 2.023% due 02/24/14 § ~	1,300,000	1,302,761
ING Bank Australia Ltd (Australia) 3.469% due 06/24/14 §	AUD 2,000,000	1,837,027
Lehman Brothers Holdings Inc 1.000% due 09/27/27 Y	$1,700,000	418,625
Marsh & McLennan Cos Inc 5.750% due 09/15/15	1,092,000	1,199,455
SLM Corp
3.474% due 03/17/14 ^ §	1,535,000	1,537,625
3.524% due 02/01/14 ^ §	1,055,000	1,060,940
3.594% due 01/31/14 ^ §	2,472,000	2,493,037
3.924% due 12/15/13 ^ §	200,000	200,564
4.103% due 11/21/13 ^ §	300,000	301,233
Westpac Banking Corp (Australia) 3.585% due 08/14/14 ~	12,300,000	12,731,669

		179,298,961

Health Care - 0.0%

Cardinal Health Inc 6.000% due 06/15/17	250,000	283,862

Industrials - 0.5%

Con-way Inc 7.250% due 01/15/18	4,000,000	4,548,960
International Lease Finance Corp 5.625% due 09/20/13	2,630,000	2,654,985

		7,203,945

Materials - 0.3%

Temple-Inland Inc 6.625% due 01/15/18	4,000,000	4,675,684

Total Corporate Bonds & Notes (Cost $205,719,240)		208,097,122

	Principal Amount	Value
SENIOR LOAN NOTES - 0.2%

Telecommunication Services - 0.2%

Vodafone Americas Finance 2 6.875% due 08/11/15 §	$2,768,819	$2,851,883

Total Senior Loan Notes (Cost $2,761,611)		2,851,883

MORTGAGE-BACKED SECURITIES - 9.6%

Collateralized Mortgage Obligations - Commercial - 1.0%

Banc of America Commercial Mortgage Trust
0.363% due 06/10/49 " § ~	91,921	91,767
5.857% due 06/10/49 " §	91,921	91,963
Banc of America Re-REMIC Trust
5.665% due 02/17/51 " § ~	1,700,000	1,891,174
5.698% due 06/24/50 " § ~	1,600,000	1,811,512
Credit Suisse Mortgage Capital Certificates 5.467% due 09/18/39 " § ~	6,527,121	7,208,417
GS Mortgage Securities Corp II Trust
1.103% due 03/06/20 " § ~	201,440	201,986
1.260% due 03/06/20 " § ~	2,500,000	2,507,299
JPMorgan Chase Commercial Mortgage Securities Corp 4.654% due 01/12/37 "	220,947	221,641
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	787,473

		14,813,232

Collateralized Mortgage Obligations - Residential - 7.6%

Alternative Loan Trust
0.403% due 07/25/46 " §	1,963,562	1,608,514
0.473% due 12/25/35 " §	112,590	91,599
5.500% due 06/25/35 "	2,200,000	1,983,720
6.000% due 01/25/37 " Y	1,559,494	1,236,015
Banc of America Funding Trust 5.630% due 01/20/47 " §	2,333,686	1,781,101
Banc of America Mortgage Trust
2.798% due 06/25/35 " §	782,084	722,655
3.123% due 08/25/35 " §	648,897	583,170
4.871% due 11/25/34 " §	123,021	119,710
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/35 " §	1,112,169	1,104,082
2.836% due 03/25/35 " §	1,604,203	1,470,392
2.976% due 01/25/35 " §	740,783	701,308
Chase Mortgage Finance Trust 2.758% due 02/25/37 " §	256,132	250,095
ChaseFlex Trust 6.000% due 02/25/37 "	770,688	656,095
Citigroup Mortgage Loan Trust Inc
0.263% due 01/25/37 " § ~	555,904	294,675
2.270% due 09/25/35 " §	1,196,903	1,177,054
2.290% due 09/25/35 " §	1,093,807	1,067,895
2.540% due 05/25/35 " §	169,514	164,988
2.703% due 08/25/35 " §	1,639,760	898,647
3.027% due 09/25/37 " § Y	132,804	105,990
Countrywide Home Loan Mortgage Pass-Through Trust
0.513% due 03/25/35 " §	144,111	101,563
2.778% due 11/19/33 " §	142,882	137,470
2.963% due 08/25/34 " §	84,739	73,498
Deutsche Alt-B Securities Mortgage Loan Trust 0.293% due 10/25/36 " §	84,378	42,309
Fannie Mae
0.253% due 07/25/37 " §	2,942,768	2,788,186
0.262% due 12/25/36 " §	343,082	325,131

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
0.343% due 08/25/34 " §	$590,052	$579,249
0.543% due 07/25/37 - 05/25/42 " §	373,010	374,806
2.571% due 05/25/35 " §	2,270,566	2,331,019
Freddie Mac
0.423% due 02/15/19 " §	7,963,639	7,979,467
0.643% due 09/15/42 " §	5,324,551	5,368,731
Freddie Mac Structured Pass-Through Securities 1.374% due 02/25/45 " §	3,828,309	3,881,446
Granite Mortgages PLC (United Kingdom) 0.889% due 09/20/44 " § ~	GBP 1,585,071	2,358,378
Greenpoint Mortgage Funding Trust
0.413% due 06/25/45 " §	$1,396,878	1,240,729
0.463% due 11/25/45 " §	708,360	586,802
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	485,849	497,982
GSR Mortgage Loan Trust 3.042% due 01/25/35 " §	1,178,340	1,151,927
HarborView Mortgage Loan Trust 0.472% due 02/19/36 " §	267,723	191,863
Holmes Master Issuer PLC (United Kingdom) 1.561% due 10/15/54 " § ~	EUR 20,758,129	27,229,265
Impac CMB Trust 1.193% due 07/25/33 " §	$306,572	275,545
IndyMac INDEX Mortgage Loan Trust
0.403% due 05/25/46 " §	1,266,284	1,056,031
0.433% due 07/25/35 " §	533,707	466,943
2.566% due 12/25/34 " §	1,888,653	1,804,187
JPMorgan Mortgage Trust
2.240% due 07/27/37 " § ~	1,491,659	1,282,826
2.974% due 07/25/35 " §	805,637	796,684
3.010% due 08/25/35 " §	896,625	828,166
3.094% due 08/25/35 " §	1,165,761	1,141,872
5.207% due 09/25/35 " §	273,236	266,771
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust 0.633% due 12/15/30 " §	554,894	535,943
0.893% due 11/15/31 " §	787,091	770,388
Merrill Lynch Mortgage Investors Trust
0.443% due 11/25/35 " §	980,786	908,945
2.958% due 06/25/37 " §	1,171,821	1,084,340
5.003% due 12/25/35 " §	527,945	489,245
NCUA Guaranteed Notes Trust 0.645% due 10/07/20 " §	7,396,213	7,433,194
Reperforming Loan REMIC Trust 0.533% due 06/25/35 " § ~	966,432	873,288
Residential Accredit Loans Inc Trust 0.493% due 08/25/35 " §	580,872	455,101
Ryland Mortgage Securities Corp 5.782% due 10/01/27 "	17,932	14,976
Sequoia Mortgage Trust 0.892% due 10/19/26 " §	487,884	483,152
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/35 " §	538,469	411,202
2.578% due 02/25/34 " §	185,098	184,002
2.609% due 08/25/35 " §	1,200,275	1,105,706
Structured Asset Mortgage Investments II Trust
0.323% due 03/25/37 " §	160,092	118,269
0.413% due 05/25/36 " §	1,073,633	734,656
0.442% due 07/19/35 " §	1,171,244	1,039,477
0.473% due 02/25/36 " §	1,242,890	955,246
0.852% due 10/19/34 " §	573,424	566,025
Structured Asset Securities Corp
2.352% due 01/25/32 " §	15,058	13,152
2.718% due 10/28/35 " § ~	288,602	271,550
Swan Trust (Australia) 4.110% due 04/25/41 " §	AUD 773,256	712,737

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates
0.453% due 11/25/45 " §	$784,088	$701,991
0.939% due 05/25/47 " §	1,863,890	1,579,896
1.174% due 02/25/46 " §	744,292	672,177
1.368% due 11/25/42 " §	100,658	92,705
2.449% due 06/25/33 " §	1,174,349	1,156,573
2.470% due 11/25/46 " §	491,359	435,409
5.273% due 08/25/35 " §	599,151	577,162
Wells Fargo Mortgage-Backed Securities Trust
2.624% due 12/25/34 " §	962,929	953,431
2.626% due 09/25/34 " §	438,157	444,133
2.696% due 11/25/34 " §	361,699	362,640
5.592% due 04/25/36 " §	621,598	594,502

		107,907,764

Fannie Mae - 0.9%

1.374% due 11/01/42 - 10/01/44 " §	555,239	567,192
1.550% due 02/01/36 " §	96,772	98,167
2.195% due 01/01/25 " §	59,044	59,553
2.280% due 12/01/22 " §	18,160	19,228
2.372% due 05/01/35 " §	65,443	69,373
2.387% due 12/01/34 " §	170,060	179,916
2.459% due 08/01/17 " §	223,064	228,488
2.474% due 11/01/35 " §	160,741	170,125
2.475% due 10/01/35 " §	260,640	278,437
2.485% due 03/01/35 " §	68,120	68,919
2.519% due 03/01/35 " §	623,413	665,521
2.580% due 03/01/35 " §	44,948	46,389
2.767% due 04/01/35 " §	628,992	664,175
3.000% due 08/01/43 "	8,000,000	7,795,000
3.063% due 09/01/35 " §	279,569	297,296
3.345% due 03/01/18 " §	99,583	104,520
3.500% due 07/01/26 " §	8,114	8,144
4.999% due 08/01/24 " §	12,428	12,632
5.339% due 01/01/36 " §	442,668	476,149
5.363% due 11/01/35 " §	365,429	393,686
5.437% due 03/01/36 " §	279,375	300,384

		12,503,294

Freddie Mac - 0.1%

2.367% due 01/01/34 " §	429,048	457,790
2.840% due 08/01/35 " §	26,056	27,610
5.086% due 10/01/35 " §	155,459	166,165
5.628% due 03/01/36 " §	225,230	238,325

		889,890

Government National Mortgage Association - 0.0%

1.625% due 11/20/26 " §	17,877	18,656
1.750% due 09/20/22 - 07/20/25 " §	108,514	113,424
2.000% due 10/20/24 - 01/20/27 " §	96,250	100,402
2.500% due 02/20/25 " §	22,893	23,970

		256,452

Total Mortgage-Backed Securities (Cost $137,468,999)		136,370,632

ASSET-BACKED SECURITIES - 2.0%

Alzette European SA CLO (Luxembourg) 0.590% due 12/15/20 " § ~	631,479	627,941
AMMC VI Ltd CLO (Cayman) 0.498% due 05/03/18 " § ~	92,760	92,693
Amortizing Residential Collateral Trust 0.773% due 07/25/32 " §	125,612	113,704
Aquilae II PLC CLO (Ireland) 0.581% due 01/17/23 " § ~	EUR 473,248	604,875
Asset-Backed Securities Corp Home Equity Loan Trust 0.273% due 05/25/37 " §	$38,967	38,392
Bear Stearns Asset-Backed Securities I Trust
0.263% due 12/25/36 " §	130,901	128,240
0.303% due 11/25/36 " §	981,496	629,723

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
0.853% due 10/25/32 " §	$55,610	$51,671
1.193% due 10/25/37 " §	2,124,856	1,836,563
Citigroup Mortgage Loan Trust Inc 0.273% due 01/25/37 " §	628,114	316,414
Conseco Finance Securitizations Corp 6.681% due 12/01/33 " §	77,762	79,926
Countrywide Asset-Backed Certificates
0.383% due 06/25/36 " §	634,276	608,746
0.443% due 04/25/36 " §	418,200	405,841
Credit-Based Asset Servicing & Securitization Trust 0.263% due 01/25/37 " § Y	288,594	104,329
Duane Street I Ltd CLO (Cayman) 0.525% due 11/08/17 " § ~	246,201	246,021
Equity One Mortgage Pass-Through Trust 0.493% due 04/25/34 " §	490,787	406,326
Freddie Mac Structured Pass-Through Securities 0.453% due 08/25/31 " §	214,946	210,586
Harbourmaster CLO (Netherlands) 0.469% due 06/15/20 " § ~	EUR 371,089	477,075
Harvest SA CLO (Luxembourg) 0.825% due 03/29/17 " § ~	243,824	317,112
Home Equity Asset Trust 0.253% due 05/25/37 " §	$24,379	24,112
HSBC Home Equity Loan Trust 0.502% due 01/20/35 " §	324,497	320,384
HSI Asset Securitization Corp Trust 0.243% due 10/25/36 " §	21,269	10,244
JPMorgan Mortgage Acquisition Trust 0.253% due 03/25/47 " §	83,167	77,703
LCM V Ltd CDO (Cayman) 0.502% due 03/21/19 " § ~	1,400,000	1,379,714
Morgan Stanley IXIS Real Estate Capital Trust 0.243% due 11/25/36 " §	2,187	927
Nautique Funding Ltd CLO (Cayman) 0.527% due 04/15/20 " § ~	962,297	944,190
Navigare Funding I Ltd CLO (Cayman) 0.534% due 05/20/19 " § ~	317,161	315,960
New Century Home Equity Loan Trust 0.373% due 05/25/36 " §	957,891	568,923
NYLIM Flatiron Ltd CLO (Cayman) 0.495% due 08/08/20 " § ~	1,300,000	1,278,983
Park Place Securities Inc 0.453% due 09/25/35 " §	107,892	104,633
Penta SA CLO (Luxembourg) 0.518% due 06/04/24 " § ~	EUR 4,841,537	5,999,189
Popular ABS Mortgage Pass-Through Trust 0.283% due 06/25/47 " § Y	$1,864,438	1,681,350
Renaissance Home Equity Loan Trust 0.953% due 12/25/32 " §	217,275	161,713
Securitized Asset-Backed Receivables LLC 0.233% due 01/25/37 " §	26,182	25,911
SLM Student Loan Trust 0.479% due 09/15/21 " § ~	EUR 458,291	595,601
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	$3,639,142	4,010,112
Soundview Home Equity Loan Trust 0.253% due 11/25/36 " § ~	188,740	69,871
Specialty Underwriting & Residential Finance 0.253% due 01/25/38 " §	22,425	21,855

	Principal Amount	Value
Structured Asset Securities Corp Mortgage Loan Trust 1.694% due 04/25/35 " §	$1,679,107	$1,568,725
Wood Street II BV CLO (Netherlands) 0.587% due 03/29/21 " § ~	EUR 1,069,298	1,364,896

Total Asset-Backed Securities (Cost $29,379,850)		27,821,174

U.S. TREASURY OBLIGATIONS - 93.8%

U.S. Treasury Inflation Protected Securities - 92.6%

0.125% due 04/15/16 ^ ‡	$71,553,590	73,420,433
0.125% due 04/15/17 ^	33,078,867	33,953,504
0.125% due 07/15/22 ^	123,345,887	120,543,911
0.125% due 01/15/23 ^	41,120,910	39,842,030
0.500% due 04/15/15 ^	26,458,070	27,131,947
0.625% due 07/15/21 ^ ‡	145,539,562	150,241,293
0.625% due 02/15/43 ^	19,729,693	16,583,637
0.750% due 02/15/42 ^	15,647,070	13,776,758
1.125% due 01/15/21 ^	27,912,465	29,851,497
1.250% due 04/15/14 ^	2,900,779	2,942,025
1.250% due 07/15/20 ^	48,785,882	53,000,247
1.375% due 01/15/20 ^	17,821,114	19,420,310
1.625% due 01/15/15 ^	45,821,965	47,665,814
1.625% due 01/15/18 ^	88,799	97,221
1.750% due 01/15/28 ^ ‡	22,772,455	25,507,561
1.875% due 07/15/13 ^	28,820,984	28,863,868
1.875% due 07/15/15 ^	5,618,897	5,976,883
1.875% due 07/15/19 ^	8,070,083	9,100,592
2.000% due 07/15/14 ^	30,604,630	31,612,026
2.000% due 01/15/16 ^	59,724,994	64,173,369
2.000% due 01/15/26 ^ ‡	170,386,340	196,724,414
2.125% due 01/15/19 ^	15,707,115	17,766,431
2.125% due 02/15/40 ^ ‡	13,945,866	16,939,082
2.375% due 01/15/25 ^	63,216,676	75,302,431
2.375% due 01/15/27 ^	89,001,704	107,075,418
2.500% due 01/15/29 ^	1,126,632	1,388,337
2.625% due 07/15/17 ^	5,049,945	5,730,212
3.375% due 04/15/32 ^	969,459	1,361,409
3.625% due 04/15/28 ^	14,377	19,950
3.875% due 04/15/29 ^ ‡	72,397,413	104,302,702

		1,320,315,312

U.S. Treasury Notes - 1.2%

0.750% due 06/15/14	6,100,000	6,132,647
1.000% due 05/15/14 ‡	10,200,000	10,272,716

		16,405,363

Total U.S. Treasury Obligations (Cost $1,399,100,550)		1,336,720,675

FOREIGN GOVERNMENT BONDS & NOTES - 4.1%

Australia Government (Australia) 4.000% due 08/20/20 ^	AUD 1,300,000	2,185,682
Brazil Notas do Tesouro Nacional ‘B’ (Brazil) 6.000% due 08/15/40 ^	BRL 2,200,000	2,506,639
6.000% due 08/15/50 ^	3,200,000	3,614,328
Bundesrepublik Deutschland Bundesobligation Inflation-Linked (Germany) 0.750% due 04/15/18 ^	EUR 16,520,400	22,567,260
Canadian Government (Canada) 4.250% due 12/01/21 ^	CAD 2,954,040	3,669,251

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
New South Wales Treasury Corp (Australia)
2.500% due 11/20/35 ^	AUD 1,100,000	$1,153,545
2.750% due 11/20/25 ^	14,400,000	16,300,559
United Kingdom Gilt Inflation-Linked (United Kingdom) 2.500% due 07/26/16 ^ ~	GBP 1,300,000	6,743,135

Total Foreign Government Bonds & Notes (Cost $58,734,993)		58,740,399

PURCHASED OPTIONS - 0.0%
(See Note (i) in Notes to Schedule of Investments) (Cost $401,715)		296,029

SHORT-TERM INVESTMENTS - 54.0%

Commercial Paper - 1.3%

Banco Bilbao Vizcaya Argentaria SA (United Kingdom) 3.120% due 10/21/13	$4,100,000	$4,086,117
Santander SA (Spain) 1.710% due 10/11/13	300,000	299,269
Standard Chartered Bank (United Kingdom) 0.950% due 10/01/13	14,100,000	14,092,744

		18,478,130

Foreign Government Issues - 9.0%

Italy Buoni Ordinari del Tesoro BOT (Italy)
1.716% due 09/13/13	EUR 5,550,000	7,215,876
1.741% due 09/13/13	5,550,000	7,215,876
Japan Treasury Discount Bills (Japan)
0.087% due 08/05/13	JPY 10,590,000,000	106,766,673
0.089% due 08/12/13	670,000,000	6,754,699

		127,953,124

U.S. Treasury Bills - 4.8%

0.035% due 08/15/13 ‡	$1,931,000	1,930,915
0.082% due 02/06/14 ‡	761,000	760,634
0.084% due 02/06/14 ‡	285,000	284,863
0.086% due 02/06/14 ‡	8,629,000	8,624,849
0.087% due 10/17/13 ‡	110,000	109,985
0.087% due 02/06/14	4,820,000	4,817,682
0.099% due 02/06/14	661,000	660,682
0.114% due 02/06/14	415,000	414,800
0.115% due 05/01/14 ‡	6,608,000	6,601,511
0.117% due 05/01/14 ‡	3,110,000	3,106,946
0.118% due 05/01/14 ‡	6,800,000	6,793,322
0.119% due 05/29/14 ‡	5,028,000	5,022,379
0.122% due 05/29/14 ‡	11,482,000	11,469,163
0.124% due 05/01/14 ‡	440,000	439,568
0.130% due 05/29/14 ‡	5,568,000	5,561,775
0.132% due 12/12/13 ‡	141,000	140,959
0.132% due 05/29/14 ‡	12,080,000	12,066,495
0.137% due 12/12/13	169,000	168,951

		68,975,479

U.S. Government Agency Issues - 34.0%

Fannie Mae
0.050% due 07/31/13	1,000,000	999,958
0.055% due 07/24/13	610,000	609,979
0.060% due 07/31/13	13,055,000	13,054,347
0.060% due 08/19/13	12,000,000	11,999,020
0.065% due 09/04/13	60,000,000	59,996,760
0.075% due 09/04/13	5,191,000	5,190,720
0.090% due 09/11/13	2,800,000	2,799,832
Federal Home Loan Bank
0.020% due 07/01/13	36,900,000	36,900,000
0.055% due 07/19/13	1,550,000	1,549,957
0.055% due 07/24/13	7,700,000	7,699,730
0.055% due 08/02/13	75,111,000	75,107,328
0.075% due 09/06/13	45,300,000	45,297,463

	Principal Amount	Value
Freddie Mac
0.040% due 07/15/13	$5,000,000	$4,999,922
0.045% due 07/15/13	9,600,000	9,599,832
0.050% due 07/23/13	6,700,000	6,699,795
0.055% due 08/06/13	34,800,000	34,798,086
0.060% due 08/09/13	38,100,000	38,097,524
0.070% due 08/26/13	62,000,000	61,993,249
0.075% due 09/09/13	28,500,000	28,498,347
0.080% due 09/16/13	17,000,000	16,998,912
0.110% due 01/23/14	22,200,000	22,188,567

		485,079,328

Repurchase Agreements - 4.9%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $263,266; collateralized by Freddie Mac: 1.600% due 01/09/20 and value $272,650)	263,265	263,265
Toronto Dominion Bank 0.100% due 07/09/13 (Dated 06/19/13, repurchase price of $70,003,889; collateralized by U.S. Treasury Inflation-Index Notes: 2.000% -3.875% due 07/15/14 - 04/15/29 and value $99,010,655)	70,000,000	70,000,000

		70,263,265

Total Short-Term Investments (Cost $772,406,962)		770,749,326

TOTAL INVESTMENTS - 178.3% (Cost $2,605,973,920)		2,541,647,240

OTHER ASSETS & LIABILITIES, NET - (78.3%)		(1,116,268,118)

NET ASSETS - 100.0%		$1,425,379,122

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	93.8%
Short-Term Investments	54.0%
Corporate Bonds & Notes	14.6%
Mortgage-Backed Securities	9.6%
Foreign Government Bonds & Notes	4.1%
Others (each less than 3.0%)	2.2%

	178.3%
Other Assets & Liabilities, Net	(78.3%	)

	100.0%

(b)	As of June 30, 2013, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	6.3%
A-1 (Short-Term Debt only)	24.6%
AA/U.S. Government & Agency Issues	56.2%
A	1.0%
BBB	1.2%
BB	0.5%
B	1.4%
CCC	0.6%
CC	0.1%
D	0.2%
Not Rated	7.9%

100.0%

(c)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(d)	Investments with a total aggregate value of $3,546,309 or 0.2% of the portfolio’s net assets were in default as of June 30, 2013.

(e)	As of June 30, 2013, investments with a total aggregate value of $66,071,969 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, option contracts, swap contracts, delayed delivery securities (including sale-buyback financing transactions) and forward foreign currency contracts. In addition, $26,000 in cash was segregated as collateral for swap contracts.
(f)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2013 was $649,132,914 at a weighted average interest rate of 0.194%.

(g)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Depreciation
Eurodollar (03/16)	MSC	484	$484,000,000	($783,843)
Eurodollar (09/15)	MSC	179	179,000,000	(166,437)

Total Futures Contracts				($950,280)

(h)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,660,000	USD	2,589,425	07/13	DUB	($158,152)
BRL	737,180	USD	332,723	07/13	JPM	(2,348)
BRL	736,524	USD	328,000	07/13	MSC	2,080
BRL	18,391,121	USD	9,051,639	08/13	UBS	(867,077)
EUR	3,930,000	USD	5,223,355	09/13	BRC	(106,156)
EUR	1,946,000	USD	2,608,992	09/13	DUB	(75,132)
GBP	3,252,000	USD	5,078,258	09/13	DUB	(134,462)
INR	66,562,340	USD	1,222,000	07/13	BRC	(104,496)
INR	80,467,800	USD	1,470,000	07/13	CIT	(119,039)
INR	53,298,260	USD	983,000	07/13	GSC	(88,184)
INR	82,391,880	USD	1,514,000	07/13	HSB	(130,736)
INR	48,437,620	USD	886,000	07/13	JPM	(72,789)
INR	225,335,080	USD	4,027,000	07/13	UBS	(243,886)
INR	556,492,980	USD	9,259,451	10/13	CIT	(58,529)
JPY	193,200,000	USD	2,040,441	07/13	BNP	(92,352)
JPY	483,900,000	USD	5,137,270	07/13	CSF	(257,973)
JPY	670,000,000	USD	6,747,380	07/13	RBC	8,415
JPY	1,076,700,000	USD	11,065,162	07/13	RBS	(208,498)
MXN	138,898,889	USD	11,249,606	09/13	JPM	(603,687)
USD	28,459,699	AUD	29,088,000	07/13	WBC	1,872,911
USD	328,000	BRL	737,180	07/13	JPM	(2,374)
USD	332,426	BRL	736,524	07/13	MSC	2,346
USD	164,500	BRL	367,658	08/13	BNP	882
USD	406,310	BRL	887,260	08/13	BOA	11,455
USD	958,000	BRL	2,085,373	08/13	BRC	29,951
USD	907,500	BRL	1,979,366	08/13	CSF	26,626
USD	285,000	BRL	645,924	08/13	HSB	(2,454)
USD	517,200	BRL	1,136,185	08/13	HSB	11,566
USD	145,000	BRL	329,672	08/13	JPM	(1,713)
USD	1,608,000	BRL	3,641,140	08/13	MSC	(12,409)
USD	557,800	BRL	1,217,454	08/13	MSC	15,999
USD	5,130,670	CAD	5,230,000	09/13	RBC	167,684
USD	14,226,133	EUR	10,966,800	09/13	BRC	(53,315)
USD	70,233,565	EUR	52,781,000	09/13	CIT	1,508,146
USD	294,695	EUR	221,000	09/13	CSF	6,934
USD	14,610,083	GBP	9,404,000	09/13	BNP	313,815
USD	9,409,756	INR	556,492,980	07/13	CIT	66,886
USD	1,591,000	INR	96,514,840	10/13	BRC	(4,754)
USD	492,000	INR	29,520,000	10/13	BRC	3,923
USD	341,000	INR	20,848,740	10/13	DUB	(3,708)
USD	570,000	INR	34,194,300	10/13	DUB	4,640
USD	187,000	INR	11,410,740	10/13	JPM	(1,662)
USD	428,000	INR	26,103,720	10/13	UBS	(3,593)
USD	1,920,195	JPY	188,200,000	07/13	CSF	22,522
USD	6,374,391	JPY	614,700,000	07/13	HSB	176,201
USD	2,767,683	JPY	273,700,000	07/13	JPM	7,890
USD	6,595,197	JPY	669,800,000	07/13	MSC	(158,582)
USD	207,833	JPY	20,400,000	07/13	RBC	2,134
USD	2,537,295	JPY	250,500,000	07/13	UBS	11,434
USD	111,558,382	JPY	10,862,000,000	08/13	CIT	2,026,128
USD	4,029,931	JPY	398,000,000	08/13	GSC	16,377
USD	390,514	ZAR	3,561,295	07/13	BOA	31,707

Total Forward Foreign Currency Contracts						$2,780,592

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(i)	Purchased options outstanding as of June 30, 2013 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 30-Year Interest Rate Swap	Receive	3.875%	04/14/14	DUB	$7,900,000	$401,715	$296,029

Total Purchased Options						$401,715	$296,029

(j)	Transactions in written options for the period ended June 30, 2013 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in JPY	Premium
Outstanding, December 31, 2012	-	331,400,000	6,100,000	-	$2,689,890
Call Options Written	103	226,300,000	-	650,000,000	711,507
Put Options Written	103	360,000,000	74,500,000	650,000,000	2,428,577
Call Options Exercised	(22)	(16,100,000)	-	-	(195,601)
Put Options Exercised	-	(48,900,000)	-	-	(187,428)
Call Options Expired	-	(153,900,000)	-	(650,000,000)	(378,239)
Put Options Expired	(22)	(148,900,000)	(31,400,000)	(650,000,000)	(1,039,820)
Call Options Closed	-	(30,100,000)	-	-	(278,955)
Put Options Closed	-	(65,500,000)	-	-	(439,610)

Outstanding, June 30, 2013	162	454,300,000	49,200,000	-	$3,310,321

(k)	Premiums received and value of written options outstanding as of June 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - OTC Japanese Yen versus U.S. Dollar	JPY	95.00	07/05/13	BNP	$4,800,000	$45,600	($2,242)
Put - OTC Japanese Yen versus U.S. Dollar		95.00	07/05/13	BOA	5,000,000	44,250	(2,335)

						$89,850	($4,577)

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	$2,000,000	$19,400	($16,121)
Floor - OTC U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(10,802)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	9,800,000	73,500	(15,573)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(142,178)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(14,242)

						$1,028,190	($198,916)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 3-Year 2-Year Interest Rate Swap	Receive	1.600%	07/02/13	BOA	$8,200,000	$28,290	$-
Call - OTC 3-Year 2-Year Interest Rate Swap	Receive	1.600%	07/02/13	GSC	33,100,000	59,580	-
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	BOA	8,100,000	28,300	(26)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	BRC	7,300,000	32,880	(23)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	GSC	9,300,000	44,440	(30)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	JPM	6,500,000	22,140	(21)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	MSC	11,200,000	52,165	(36)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	RBS	7,100,000	24,445	(23)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	09/03/13	BOA	3,200,000	2,240	(85)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	09/03/13	DUB	2,500,000	1,750	(66)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	09/03/13	MSC	$16,200,000	$9,110	($431)
Call - OTC 10-Year Interest Rate Swap	Receive	1.900%	09/03/13	RBS	3,200,000	10,080	(643)

						315,420	(1,384)

Put - OTC 3-Year 2-Year Interest Rate Swap	Pay	1.600%	07/02/13	BOA	8,200,000	28,290	(178,189)
Put - OTC 3-Year 2-Year Interest Rate Swap	Pay	1.600%	07/02/13	GSC	33,100,000	165,500	(719,289)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	GSC	2,600,000	5,969	(39,572)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	RBS	7,100,000	30,160	(108,063)
Put - OTC 5-Year Interest Rate Swap	Pay	1.250%	09/03/13	BOA	3,200,000	8,000	(69,816)
Put - OTC 5-Year Interest Rate Swap	Pay	1.250%	09/03/13	DUB	2,500,000	6,750	(54,544)
Put - OTC 5-Year Interest Rate Swap	Pay	1.250%	09/03/13	MSC	16,200,000	40,785	(353,445)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	09/03/13	BOA	9,100,000	23,733	(145,985)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	09/03/13	DUB	6,600,000	21,930	(105,879)
Put - OTC 5-Year Interest Rate Swap	Pay	1.450%	09/03/13	MSC	25,900,000	131,290	(372,059)
Put - OTC 10-Year Interest Rate Swap	Pay	2.400%	09/03/13	RBS	3,200,000	23,040	(121,526)
Put - OTC 10-Year Interest Rate Swap	Pay	2.900%	09/30/13	JPM	10,600,000	183,831	(183,831)
Put - OTC 10-Year Interest Rate Swap	Pay	2.900%	09/30/13	MSC	29,200,000	505,341	(505,341)
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	10/28/13	GSC	25,000,000	69,320	(449,810)
Put - OTC 5-Year Interest Rate Swap	Pay	2.850%	04/14/14	DUB	33,200,000	398,400	(222,782)

	Based on 3-Month EUR-LIBOR
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	BOA	EUR 13,800,000	27,873	(622)
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	BRC	5,200,000	8,876	(234)
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	CSF	4,700,000	10,077	(212)
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	HSB	4,200,000	7,366	(189)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	BRC	14,100,000	72,592	(8,086)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	CIT	2,400,000	10,815	(1,376)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	DUB	3,500,000	17,876	(2,007)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	RBS	1,300,000	7,672	(746)

						1,805,486	(3,643,603)

						$2,120,906	($3,644,987)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - CME 10-Year U.S. Treasury Note Futures (09/13)	$133.00	08/23/13	CIT	81	$25,820	($2,531)

Put - CME 10-Year U.S. Treasury Note Futures (09/13)	129.00	08/23/13	CIT	81	45,555	(226,547)

					$71,375	($229,078)

Total Written Options					$3,310,321	($4,077,558)

(l)	Swap agreements outstanding as of June 30, 2013 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/13 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
DISH DBS Corp	3.650%	12/20/13	BOA	0.459%	$4,900,000	($80,236)	$-	($80,236)
DISH DBS Corp	3.650%	12/20/13	CIT	0.459%	4,100,000	(67,136)	-	(67,136)
Centex Corp	1.000%	06/20/14	BNP	0.145%	3,500,000	(30,411)	(46,651)	16,240
Marsh & McLennan Cos Inc	0.600%	09/20/15	DUB	0.213%	3,000,000	(26,444)	-	(26,444)
Marsh & McLennan Cos Inc	0.830%	09/20/15	BOA	0.213%	3,000,000	(42,063)	-	(42,063)
Cardinal Health Inc	0.590%	06/20/17	DUB	0.397%	250,000	(1,936)	-	(1,936)
Temple-Inland Inc	1.000%	03/20/18	BOA	0.268%	4,000,000	(137,056)	208,974	(346,030)
Con-way Inc	3.800%	03/20/18	UBS	1.717%	4,000,000	(377,225)	-	(377,225)

						($762,507)	$162,323	($924,830)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
ICE - CDX HY20 5Y	5.000%	06/20/18	ICE	$13,400,000	($381,096)	($415,400)	$34,304

Total Credit Default Swaps					($1,143,603)	($253,077)	($890,526)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - BRL-CDI-Compounded	JPM	Pay	7.900%	01/02/15	BRL 20,900,000	($187,010)	($74,620)	($112,390)
OTC - BRL-CDI-Compounded	UBS	Pay	8.560%	01/02/15	30,400,000	(171,159)	-	(171,159)
OTC - BRL-CDI-Compounded	MSC	Pay	8.630%	01/02/15	98,800,000	(171,080)	576,804	(747,884)
OTC - BRL-CDI-Compounded	HSB	Pay	8.825%	01/02/15	55,200,000	7,842	326,121	(318,279)
OTC - France CPI excluding Tobacco	BNP	Pay	1.900%	09/01/16	EUR 9,600,000	317,486	10,393	307,093
OTC - France CPI excluding Tobacco	BNP	Pay	2.000%	09/01/16	4,500,000	173,224	6,152	167,072
OTC - U.S. CPI Urban consumers NSA	GSC	Receive	2.415%	02/12/17	$6,200,000	(155,496)	-	(155,496)
OTC - U.S. CPI Urban consumers NSA	BNP	Receive	2.250%	07/15/17	28,100,000	(638,655)	47,258	(685,913)
OTC - U.S. CPI Urban consumers NSA	CIT	Receive	2.250%	07/15/17	10,600,000	(240,916)	2,544	(243,460)
OTC - U.S. CPI Urban consumers NSA	RBS	Receive	2.250%	07/15/17	27,800,000	(631,836)	20,533	(652,369)
OTC - France CPI excluding Tobacco	BNP	Pay	1.950%	09/01/17	EUR 16,100,000	601,003	-	601,003
OTC - France CPI excluding Tobacco	BNP	Pay	2.150%	04/01/21	2,100,000	69,627	15,480	54,147
OTC - France CPI excluding Tobacco	BOA	Pay	2.150%	04/01/21	11,200,000	371,344	293,488	77,856
OTC - France CPI excluding Tobacco	CIT	Pay	2.150%	04/01/21	1,100,000	36,471	17,168	19,303
OTC - France CPI excluding Tobacco	CSF	Pay	2.150%	04/01/21	200,000	6,631	313	6,318
OTC - France CPI excluding Tobacco	DUB	Pay	2.150%	04/01/21	1,100,000	36,471	24,224	12,247
OTC - France CPI excluding Tobacco	GSC	Pay	2.150%	04/01/21	6,600,000	218,828	72,513	146,315
OTC - France CPI excluding Tobacco	BOA	Pay	1.950%	07/25/21	8,000,000	20,590	(14,646)	35,236
OTC - U.S. CPI Urban consumers NSA	BNP	Receive	2.500%	07/15/22	$9,100,000	(202,841)	118,430	(321,271)
OTC - U.S. CPI Urban consumers NSA	CIT	Receive	2.500%	07/15/22	500,000	(11,145)	3,815	(14,960)
OTC - U.S. CPI Urban consumers NSA	DUB	Receive	2.500%	07/15/22	4,100,000	(91,390)	34,550	(125,940)
OTC - U.S. CPI Urban consumers NSA	DUB	Receive	2.560%	05/08/23	6,400,000	(121,685)	-	(121,685)
CME - 3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	25,500,000	3,496,592	1,607,088	1,889,504

Total Interest Rate Swaps						$2,732,896	$3,087,608	($354,712)

Total Swap Agreements						$1,589,293	$2,834,531	($1,245,238)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(m)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$208,097,122	$-	$208,097,122	$-
	Senior Loan Notes	2,851,883	-	2,851,883	-
	Mortgage-Backed Securities	136,370,632	-	125,748,462	10,622,170
	Asset-Backed Securities	27,821,174	-	27,821,174	-
	U.S. Treasury Obligations	1,336,720,675	-	1,336,720,675	-
	Foreign Government Bonds & Notes	58,740,399	-	58,740,399	-
	Short-Term Investments	770,749,326	-	770,749,326	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,348,652	-	6,348,652	-
	Interest Rate Contracts
	Purchased Options	296,029	-	296,029	-
	Swaps	5,356,109	-	5,356,109	-

	Total Interest Rate Contracts	5,652,138	-	5,652,138	-

	Total Assets - Derivatives	12,000,790	-	12,000,790	-

	Total Assets	2,553,352,001	-	2,542,729,831	10,622,170

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(1,143,603)	-	(1,143,603)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,568,060)	-	(3,568,060)	-
	Written Options	(4,577)	-	(4,577)	-

	Total Foreign Currency Contracts	(3,572,637)	-	(3,572,637)	-
	Interest Rate Contracts
	Futures	(950,280)	(950,280)	-	-
	Written Options	(4,072,981)	(229,078)	(3,644,987)	(198,916)
	Swaps	(2,623,213)	-	(2,623,213)	-

	Total Interest Rate Contracts	(7,646,474)	(1,179,358)	(6,268,200)	(198,916)

	Total Liabilities - Derivatives	(12,362,714)	(1,179,358)	(10,984,440)	(198,916)

	Total Liabilities	(12,362,714)	(1,179,358)	(10,984,440)	(198,916)

	Total	$2,540,989,287	($1,179,358)	$2,531,745,391	$10,423,254

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at June 30, 2013	Level 1	Level 2	Level 3
Liabilities	Sale-buyback Financing Transactions	($1,111,411,607)	$-	($1,111,411,607)	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 37.6%

U.S. Treasury Inflation Protected Securities - 37.6%

0.125% due 04/15/16 ^	$674,240	$691,834
0.125% due 04/15/17 ^	3,460,478	3,551,990
0.125% due 04/15/18 ^	3,480,656	3,571,209
0.125% due 01/15/22 ^	37,376,765	36,604,411
0.125% due 07/15/22 ^	27,888,896	27,257,045
0.125% due 01/15/23 ^	10,537,822	10,210,159
0.625% due 07/15/21 ^	21,274,685	21,963,623
0.625% due 02/15/43 ^	5,765,151	4,845,880
0.750% due 02/15/42 ^	14,098,807	12,413,562
1.125% due 01/15/21 ^	3,805,612	4,069,923
1.250% due 07/15/20 ^	9,148,682	9,938,827
1.375% due 07/15/18 ^	13,695,299	14,961,046
1.375% due 01/15/20 ^	2,634,583	2,870,976
1.625% due 01/15/18 ^	15,240,163	16,685,601
1.750% due 01/15/28 ^	16,683,150	18,686,429
1.875% due 07/15/19 ^	14,016,460	15,806,291
2.000% due 01/15/16 ^	222,606	239,180
2.000% due 01/15/26 ^	2,261,207	2,611,077
2.125% due 01/15/19 ^	13,278,683	15,019,439
2.125% due 02/15/40 ^	1,075,870	1,306,761
2.125% due 02/15/41 ^	22,012,565	26,789,116
2.375% due 01/15/17 ^	184,496	204,546
2.375% due 01/15/25 ^	38,230,814	45,539,475
2.375% due 01/15/27 ^	16,639,233	20,017,779
2.500% due 07/15/16 ^	667,847	738,597
2.500% due 01/15/29 ^	14,773,348	18,204,694
3.375% due 04/15/32 ^	5,856,058	8,223,644
3.625% due 04/15/28 ^	14,779,864	20,508,791
3.875% due 04/15/29 ^	12,179,103	17,546,471

		381,078,376

Total U.S. Treasury Obligations (Cost $399,908,025)		381,078,376

FOREIGN GOVERNMENT BONDS & NOTES - 12.5%

Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 6,985,800	9,578,856
Sweden Government (Sweden) 0.321% due 04/01/14 ^	SEK 71,000,000	13,494,669
4.000% due 12/01/20 ^	200,000,000	47,710,293
United Kingdom Gilt Inflation-Linked (United Kingdom) 0.625% due 03/22/40 ^ ~	GBP 288,045	501,206
2.500% due 04/16/20 ^	10,000,000	55,627,985

Total Foreign Government Bonds & Notes (Cost $132,526,961)		126,913,009

PURCHASED OPTIONS - 0.0%
(See Note (f) in Notes to Schedule of Investments) (Cost $108,788)		107,813

SHORT-TERM INVESTMENTS - 46.9%

Certificates of Deposit - 2.6%

Australia & New Zealand Banking Group Ltd (Australia) 0.200% due 10/11/13	$5,750,000	5,750,837
Bank of Montreal (Canada) 0.140% due 07/08/13	5,500,000	5,500,000
Branch Banking & Trust 0.180% due 07/29/13	5,000,000	5,000,000

	Principal Amount	Value
Wells Fargo Bank NA 0.150% due 08/19/13	$5,000,000	$5,000,000
Westpac Banking NY (Australia) 0.160% due 08/12/13	5,000,000	5,000,058

		26,250,895

Commercial Paper - 19.5%

Abbott Laboratories 0.112% due 09/04/13	5,000,000	4,999,339
American Honda Finance Corp 0.142% due 08/22/13	5,000,000	4,998,989
Bank of Nova Scotia (Canada) 0.152% due 09/11/13	5,000,000	4,998,229
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 0.193% due 09/20/13	5,000,000	4,997,596
BMW U.S. Capital LLC 0.091% due 07/16/13	3,500,000	3,499,869
0.122% due 09/09/13	5,000,000	4,997,699
Canada Government (Canada) 0.173% due 07/18/13	6,000,000	5,999,518
Chevron Corp 0.071% due 07/03/13	5,500,000	5,499,979
Colgate-Palmolive Co 0.051% due 07/16/13	5,000,000	4,999,896
Commonwealth Bank of Australia (Australia) 0.167% due 09/03/13	5,000,000	4,998,750
DBS Bank Ltd (Singapore) 0.183% due 09/19/13	5,000,000	4,998,002
Exxon Mobil Corp 0.081% due 07/24/13	5,000,000	4,999,744
General Electric Co 0.183% due 09/13/13	5,000,000	4,998,888
Honeywell International Inc 0.101% due 09/26/13	5,000,000	4,998,375
International Business Machines Corp 0.051% due 07/08/13	5,000,000	4,999,951
Johnson & Johnson 0.071% due 08/01/13	5,000,000	4,999,699
JPMorgan Chase & Co 0.183% due 10/07/13	5,000,000	4,997,424
Merck & Co 0.081% due 07/16/13	5,000,000	4,999,833
Mitsui & Co USA Inc 0.162% due 07/09/13	5,000,000	4,999,822
Mizuho Funding LLC 0.223% due 09/24/13	5,000,000	4,997,112
National Australia Funding DE 0.178% due 07/08/13	5,750,000	5,749,804
Nestle Capital Corp 0.112% due 10/03/13	5,000,000	4,999,057
Novartis Finance Corp 0.071% due 07/08/13	5,000,000	4,999,932
Oversea-Chinese Banking 0.183% due 08/07/13	5,000,000	4,999,075
PACCAR Financial Corp 0.142% due 08/09/13	5,000,000	4,999,242
PepsiCo Inc 0.071% due 07/15/13	5,000,000	4,999,864
Proctor & Gamble Co 0.101% due 08/12/13	5,000,000	4,999,417
Province of British Columbia (Canada) 0.152% due 09/16/13	5,750,000	5,749,105
Province of Ontario (Canada) 0.132% due 07/15/13	5,750,000	5,749,709
Province of Quebec (Canada) 0.122% due 09/20/13	4,500,000	4,497,711
Reckitt Benckiser Group PLC 0.152% due 09/06/13	4,975,000	4,973,004
Sanofi - Aventis 0.142% due 09/25/13	5,000,000	4,998,397

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Sumitomo Mitsui Banking Corp (Japan) 0.223% due 08/20/13	$5,000,000	$4,998,472
The Coca-Cola Co 0.122% due 09/19/13	5,000,000	4,999,193
Toronto-Dominion Holdings USA (Canada) 0.142% due 07/08/13	5,500,000	5,499,850
Toyota Motor Credit Corp 0.162% due 08/06/13	5,000,000	4,999,200
Unilever Capital Corp 0.081% due 08/05/13	5,000,000	4,999,611
UOB Funding LLC 0.142% due 07/02/13	5,000,000	4,999,981
Wal-Mart Stores Inc 0.081% due 07/29/13	5,000,000	4,999,689

		197,189,027

U.S. Government Agency Issues - 19.0%

Fannie Mae 0.046% due 07/25/13	43,900,000	43,898,683
0.101% due 07/01/13	60,000,000	60,000,000
Federal Home Loan Bank 0.051% due 08/02/13	30,000,000	29,998,667
Freddie Mac 0.051% due 08/09/13	10,000,000	9,999,458
0.101% due 07/16/13	49,000,000	48,997,958

		192,894,766

Repurchase Agreements - 5.8%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $33,526,558; collateralized by Freddie Mac: 1.600% - 1.650% due 11/15/19 - 01/09/20 and value $34,198,194)	33,526,530	33,526,530
The Royal Bank of Scotland Group PLC 0.090% due 07/01/13 (Dated 06/28/13, repurchase price of $25,000,188; collateralized by U.S. Treasury Notes: 0.625% due 08/31/17 and value $25,500,001)	25,000,000	25,000,000

		58,526,530

Total Short-Term Investments (Cost $474,861,728)		474,861,218

TOTAL INVESTMENTS - 97.0% (Cost $1,007,405,502)		982,960,416

OTHER ASSETS & LIABILITIES, NET - 3.0%		30,250,659

NET ASSETS - 100.0%		$1,013,211,075

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments	46.9%
U.S. Treasury Obligations	37.6%
Foreign Government Bonds & Notes	12.5%

97.0%
Other Assets & Liabilities, Net	3.0%

100.0%

(b)	As of June 30, 2013, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	12.9%
A-1 (Short-Term Debt only)	28.7%
AA/U.S. Government & Agency Issues	58.4%

100.0%

(c)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(d)	As of June 30, 2013, $9,300,000 in cash was segregated with the broker(s)/custodian as collateral for swap contracts.

(e)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	3,747,735	USD	3,616,496	08/13	CSF	($56,785)
CAD	21,301,329	USD	20,447,640	08/13	UBS	(214,999)
GBP	2,194,838	USD	3,406,728	08/13	CSF	(69,491)
GBP	63,029,034	USD	95,582,081	08/13	JPM	253,182
GBP	7,277,772	USD	11,127,713	08/13	UBS	(61,905)
USD	3,852,526	CAD	3,883,123	08/13	CSF	164,220
USD	7,865,224	CAD	7,919,070	08/13	JPM	343,455
USD	21,037,371	CAD	21,301,329	08/13	UBS	804,730
USD	3,355,848	GBP	2,194,838	08/13	CSF	18,610
USD	97,451,709	GBP	63,029,034	08/13	JPM	1,616,446
USD	65,300,523	GBP	42,589,052	08/13	UBS	544,128
USD	63,038,415	SEK	411,301,071	08/13	CSF	1,768,933

Total Forward Foreign Currency Contracts						$5,110,524

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INFLATION PROTECTED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(f)	Purchased options outstanding as of June 30, 2013 were as follows:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Put - CME 10-Year U.S. Treasury Notes Futures (08/13)	$124.50	07/26/13	CIT	300	$108,788	$107,813

Total Purchased Options					$108,788	$107,813

(g)	Transactions in written options for the period ended June 30, 2013 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2012	100	$73,113
Call Options Written	348	119,619
Call Options Expired	(48)	(26,844)
Put Options Expired	(100)	(73,113)
Call Options Closed	(300)	(92,775)

Outstanding, June 30, 2013	-	$-

(h)	Swap agreements outstanding as of June 30, 2013 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Interest from Barclays U.S. Inflation-Linked Bonds	1-Month USD-LIBOR + 19 bp	BRC	07/17/13	$380,433,073	($9,036,674)	$-	($9,036,674)

Total Swap Agreements					($9,036,674)	$-	($9,036,674)

(i)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$381,078,376	$-	$381,078,376	$-
	Foreign Government Bonds & Notes	126,913,009	-	126,913,009	-
	Short-Term Investments	474,861,218	-	474,861,218	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,513,704	-	5,513,704	-
	Interest Rate Contracts
	Purchased Options	107,813	107,813	-	-

	Total Assets - Derivatives	5,621,517	107,813	5,513,704	-

	Total Assets	988,474,120	107,813	988,366,307	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(403,180)	-	(403,180)	-
	Interest Rate Contracts
	Swaps	(9,036,674)	-	(9,036,674)	-

	Total Liabilities - Derivatives	(9,439,854)	-	(9,439,854)	-

	Total Liabilities	(9,439,854)	-	(9,439,854)	-

	Total	$979,034,266	$107,813	$978,926,453	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financials - 0.1%

Ally Financial Inc ~	2,000	$1,901,062
DG Funding Trust ~	233	1,648,522

		3,549,584

Total Preferred Stocks (Cost $3,835,681)		3,549,584

CONVERTIBLE PREFERRED STOCKS - 0.5%

Financials - 0.5%

Wells Fargo & Co 7.500%	18,000	21,492,000

Total Convertible Preferred Stocks (Cost $12,819,418)		21,492,000

	Principal Amount

CORPORATE BONDS & NOTES - 16.0%

Consumer Discretionary - 0.3%

Corp GEO SAB de CV (Mexico) 9.250% due 06/30/20 Y ~	$2,600,000	1,170,000
COX Communications Inc 6.800% due 08/01/28	110,000	125,856
DISH DBS Corp 6.625% due 10/01/14	1,900,000	1,985,500
General Motors Co-Escrow Receipts 8.375% due 07/05/33 Y +	EUR 7,400,000	-
Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	$10,000,000	11,108,190

		14,389,546

Consumer Staples - 0.4%

Mondelez International Inc 6.500% due 08/11/17	5,000,000	5,816,805
Reynolds American Inc 6.750% due 06/15/17	7,100,000	8,232,187
7.625% due 06/01/16	4,100,000	4,782,609

		18,831,601

Energy - 1.9%

AK Transneft OJSC (Ireland) 8.700% due 08/07/18 ~	2,500,000	2,953,125
Cameron International Corp 1.205% due 06/02/14 §	6,100,000	6,128,389
Gazprom OAO (Luxembourg) 5.875% due 06/01/15 ~	EUR 1,800,000	2,511,663
8.146% due 04/11/18 ~	$9,600,000	11,040,000
Indian Oil Corp Ltd (India) 4.750% due 01/22/15 ~	2,500,000	2,594,353
NGPL PipeCo LLC 7.119% due 12/15/17 ~	18,800,000	18,330,000
Novatek OAO (Ireland) 5.326% due 02/03/16 ~	2,000,000	2,105,000
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman) 6.350% due 06/30/21 ~	4,070,000	4,131,050
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	9,200,000	9,284,953
5.875% due 03/01/18	11,600,000	12,537,593
7.875% due 03/15/19	2,100,000	2,437,917

	Principal Amount	Value
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 6.750% due 09/30/19 ~	$2,600,000	$3,055,000
TNK-BP Finance SA (Luxembourg) 7.250% due 02/02/20 ~	600,000	674,250
7.500% due 07/18/16 ~	400,000	445,500
7.875% due 03/13/18 ~	3,200,000	3,656,000
Transocean Inc (Cayman) 4.950% due 11/15/15	6,400,000	6,867,494

		88,752,287

Financials - 11.9%

Abbey National Treasury Services PLC (United Kingdom) 1.856% due 04/25/14 §	9,000,000	9,067,419
Ally Financial Inc 3.475% due 02/11/14 §	29,200,000	29,423,088
3.672% due 06/20/14 §	9,500,000	9,631,480
4.500% due 02/11/14	9,600,000	9,705,600
5.500% due 02/15/17	9,200,000	9,648,896
7.500% due 09/15/20	2,700,000	3,121,875
American Express Centurion Bank 6.000% due 09/13/17	20,500,000	23,572,232
American International Group Inc 5.050% due 10/01/15	7,200,000	7,811,028
5.450% due 05/18/17	4,400,000	4,857,393
5.600% due 10/18/16	6,820,000	7,605,057
5.850% due 01/16/18	800,000	901,038
8.000% due 05/22/68 § ~	EUR 5,600,000	8,512,057
Australia & New Zealand Banking Group Ltd (Australia) 2.125% due 01/10/14 ~	$5,400,000	5,446,067
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	1,500,000	1,535,625
Banco Santander Brasil SA (Brazil) 2.373% due 03/18/14 § ~	13,000,000	12,939,485
4.250% due 01/14/16 ~	8,400,000	8,526,000
4.500% due 04/06/15 ~	1,000,000	1,010,000
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	8,900,000	8,366,000
Bank of America Corp 0.605% due 08/15/16 §	2,800,000	2,703,011
1.696% due 01/30/14 §	13,600,000	13,676,813
4.500% due 04/01/15	5,900,000	6,190,628
Bank of America NA 0.573% due 06/15/17 §	9,600,000	9,202,666
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,781,255
Bank of India (India) 4.750% due 09/30/15 ~	2,700,000	2,787,612
6.250% due 02/16/21 ~	4,100,000	4,244,759
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	3,600,000	3,750,016
Bank of Nova Scotia (Canada) 1.650% due 10/29/15 ~	4,200,000	4,283,320
1.950% due 01/30/17 ~	600,000	613,528
Banque PSA Finance SA (France) 2.182% due 04/04/14 § ~	9,300,000	9,220,476
Barclays Bank PLC (United Kingdom) 2.375% due 01/13/14	500,000	504,210
5.200% due 07/10/14	400,000	417,359
10.179% due 06/12/21 ~	19,400,000	24,709,101
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	1,200,000	1,266,000
BNP Paribas SA (France) 1.179% due 01/10/14 §	16,200,000	16,246,672
BPCE SA (France) 2.375% due 10/04/13 ~	1,700,000	1,707,905
CIT Group Inc 5.250% due 04/01/14 ~	12,600,000	12,820,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
CitiFinancial Inc 6.625% due 06/01/15	$4,000,000	$4,343,264
Citigroup Inc 0.544% due 06/09/16 §	10,900,000	10,525,367
5.500% due 10/15/14	14,700,000	15,464,856
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,576,396
Credit Suisse (Switzerland) 2.200% due 01/14/14	3,700,000	3,732,408
Daimler Finance North America LLC 6.500% due 11/15/13	6,500,000	6,636,428
Dexia Credit Local SA (France) 2.750% due 04/29/14 ~	5,200,000	5,291,390
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,070,062
Export-Import Bank of Korea (South Korea) 4.000% due 01/29/21	1,800,000	1,793,216
5.125% due 06/29/20	6,800,000	7,230,229
Ford Motor Credit Co LLC 2.750% due 05/15/15	5,800,000	5,883,155
7.000% due 04/15/15	500,000	543,306
8.000% due 12/15/16	500,000	586,722
8.700% due 10/01/14	700,000	763,204
12.000% due 05/15/15	3,300,000	3,915,622
General Electric Capital Corp 3.800% due 06/18/19 ~	12,300,000	12,815,382
GMAC International Finance BV (Netherlands) 7.500% due 04/21/15 ~	EUR 13,000,000	18,051,541
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	$3,900,000	3,934,043
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	27,591,780
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~	2,500,000	2,582,995
Intesa Sanpaolo SPA (Italy) 2.674% due 02/24/14 § ~	9,100,000	9,134,889
JPMorgan Chase & Co 3.150% due 07/05/16	4,100,000	4,260,663
3.700% due 01/20/15	4,400,000	4,571,327
Lloyds TSB Bank PLC (United Kingdom) 12.000% § ± ~	5,300,000	7,125,617
Merrill Lynch & Co Inc 6.875% due 04/25/18	10,900,000	12,553,759
National Bank of Canada (Canada) 2.200% due 10/19/16 ~	600,000	620,068
Nykredit Realkredit AS (Denmark) 1.319% due 04/01/38 §	DKK 2,107,492	379,563
1.319% due 10/01/38 §	4,861,087	872,520
Realkredit Danmark AS (Denmark)
1.360% due 01/01/38 §	15,665,368	2,818,092
Royal Bank of Scotland Group PLC (United Kingdom) 6.990% § ± ~	$3,000,000	2,835,000
Sberbank of Russia (Luxembourg) 4.950% due 02/07/17 ~	3,400,000	3,534,300
5.400% due 03/24/17 ~	900,000	945,000
SLM Corp 0.576% due 01/27/14 §	9,200,000	9,120,383
5.000% due 10/01/13	1,250,000	1,257,812
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	4,931,250
State Bank of India (India) 4.500% due 07/27/15 ~	8,100,000	8,445,303
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 01/14/14 ~	2,400,000	2,417,110
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	4,000,000	4,330,680

	Principal Amount	Value
The Bear Stearns Cos LLC 6.400% due 10/02/17	$19,100,000	$22,044,666
7.250% due 02/01/18	10,900,000	12,987,699
The Korea Development Bank (South Korea) 3.500% due 08/22/17	3,100,000	3,171,058
UBS AG (Switzerland) 1.276% due 01/28/14 §	756,000	760,079
Vesey Street Investment Trust I 4.404% due 09/01/16 §	4,300,000	4,581,706
Vnesheconombank (Ireland) 5.375% due 02/13/17 ~	3,000,000	3,123,750
5.450% due 11/22/17 ~	2,000,000	2,085,000
Wachovia Bank NA 0.653% due 11/03/14 §	16,758,000	16,768,641

		566,813,472

Industrials - 0.3%

International Lease Finance Corp 5.750% due 05/15/16	1,500,000	1,548,733
Masco Corp 6.125% due 10/03/16	8,200,000	8,897,000
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	4,800,000	4,896,000
UAL Equipment Trust AB 10.850% due 02/19/15 Y	496,303	199,762
UAL Pass-Through Trust ‘A’ 9.350% due 04/07/16 Y	59,512	17,854
9.560% due 10/19/18 Y	705,753	211,726

		15,771,075

Information Technology - 0.1%

Baidu Inc (Cayman) 2.250% due 11/28/17	4,900,000	4,777,275

Materials - 0.5%
Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	4,000,000	3,920,000
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	4,200,000	4,263,000
Gerdau Trade Inc (United Kingdom) 5.750% due 01/30/21 ~	1,200,000	1,188,000
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,675,325
Rohm & Haas Co 6.000% due 09/15/17	10,000,000	11,409,960
Xstrata Canada Corp (Canada) 5.375% due 06/01/15	60,000	63,402

		23,519,687

Telecommunication Services - 0.2%

BellSouth Corp 5.200% due 09/15/14	9,100,000	9,557,630
Qtel International Finance Ltd (Bermuda) 3.375% due 10/14/16 ~	300,000	312,870
Qwest Corp 6.875% due 09/15/33	1,386,000	1,347,885

		11,218,385

Utilities - 0.4%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	7,245,000
ENN Energy Holdings Ltd (Cayman) 6.000% due 05/13/21 ~	1,100,000	1,162,600
Korea Hydro & Nuclear Power Co Ltd (South Korea) 6.250% due 06/17/14 ~	900,000	941,258
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,111,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
TECO Finance Inc 6.750% due 05/01/15	$5,600,000	$6,109,488
Tokyo Electric Power Co Inc (Japan) 1.500% due 05/30/14	JPY 8,000,000	80,754
1.850% due 07/28/14	36,000,000	364,667

		19,015,267

Total Corporate Bonds & Notes (Cost $727,017,937)		763,088,595

SENIOR LOAN NOTES - 0.2%

Consumer Discretionary - 0.0%

Yell Group PLC Term B1 3.954% due 07/31/14 § Y	$5,303,561	1,265,488

Financials - 0.2%
Springleaf Financial Funding Co 5.500% due 05/10/17 §	9,117,080	9,141,240

Total Senior Loan Notes (Cost $14,389,227)		10,406,728

MORTGAGE-BACKED SECURITIES - 50.1%

Collateralized Mortgage Obligations - Commercial - 3.3%

Banc of America Commercial Mortgage Trust 5.451% due 01/15/49 "	290,000	322,773
Banc of America Large Loan Trust 2.493% due 11/15/15 " § ~	4,200,481	4,213,670
Bcrr Trust 5.858% due 07/17/40 " § ~	16,400,000	18,102,345
Bear Stearns Commercial Mortgage Securities Trust 5.331% due 02/11/44 "	900,000	988,766
5.700% due 06/11/50 "	5,700,000	6,511,013
Commercial Mortgage Pass-Through Certificates 5.467% due 09/15/39 "	33,931,885	37,491,866
Commercial Mortgage Trust 4.799% due 08/10/42 " §	200,000	208,841
5.444% due 03/10/39 "	6,200,000	6,878,432
Credit Suisse Mortgage Capital Certificates 0.423% due 10/15/21 " § ~	22,541,862	22,482,994
GMAC Commercial Mortgage Securities Inc (IO) 1.260% due 05/15/35 " §	568,546	17,292
JPMorgan Chase Commercial Mortgage Securities Trust 5.901% due 02/12/49 " §	5,660,000	6,372,945
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,536,263	1,718,816
Merrill Lynch Floating Trust 0.731% due 07/09/21 " § ~	10,583,288	10,555,073
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	5,600,000	6,299,782
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	6,136,745	6,799,237
Morgan Stanley Re-REMIC Trust 5.982% due 08/12/45 " § ~	700,000	786,804
Silenus European Loan Conduit Ltd (Ireland) 0.353% due 05/15/19 " § ~	EUR 373,770	471,922

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust 0.273% due 06/15/20 " § ~	$9,263,592	$9,189,428
5.342% due 12/15/43 "	16,200,000	18,056,277

		157,468,276

Collateralized Mortgage Obligations - Residential - 4.7%

Adjustable Rate Mortgage Trust 2.878% due 09/25/35 " §	2,350,401	2,105,093
Alternative Loan Trust 0.473% due 02/25/37 " §	311,069	215,111
Alternative Loan Trust (IO) 4.807% due 05/25/35 " §	8,945,373	1,369,532
Arran Residential Mortgages Funding PLC (United Kingdom) 1.603% due 05/16/47 " § ~	EUR 8,335,346	11,017,825
Banc of America Funding Trust 2.639% due 05/25/35 " §	$5,152,939	5,184,913
2.687% due 02/20/36 " §	4,028,648	3,984,675
5.630% due 01/20/47 " §	470,636	359,195
BCAP LLC Trust 0.363% due 01/25/37 " §	3,121,425	2,245,917
5.250% due 02/26/36 " ~	5,221,055	4,781,802
5.250% due 08/26/37 " ~	12,556,763	12,730,085
5.340% due 03/26/37 " § ~	969,541	894,053
Bear Stearns Adjustable Rate Mortgage Trust 2.240% due 08/25/35 " §	41,458	41,156
2.320% due 08/25/35 " §	1,447,315	1,430,656
2.470% due 10/25/35 " §	1,162,197	1,111,886
2.573% due 04/25/33 " §	16,588	16,856
2.600% due 03/25/35 " §	5,661,961	5,605,381
2.706% due 08/25/33 " §	4,940,764	4,959,025
2.976% due 01/25/35 " §	857,474	811,781
2.982% due 02/25/34 " §	759,557	744,363
Bear Stearns Alt-A Trust 1.033% due 11/25/34 " §	960,689	936,917
2.491% due 01/25/36 " § Y	4,014,244	2,726,970
2.709% due 05/25/35 " §	4,386,182	4,032,976
2.864% due 09/25/35 " §	6,821,103	5,618,010
2.911% due 11/25/36 " §	4,984,881	3,291,036
Bear Stearns Structured Products Inc Trust 2.639% due 01/26/36 " §	2,362,007	1,792,347
2.653% due 12/26/46 " §	1,583,522	1,110,903
Citigroup Mortgage Loan Trust Inc 2.290% due 09/25/35 " §	1,738,873	1,697,680
2.550% due 10/25/35 " §	193,055	179,411
2.703% due 08/25/35 " §	1,896,170	1,249,783
Countrywide Home Loan Mortgage Pass-Through Trust 0.513% due 03/25/35 " §	2,166,774	1,759,758
2.783% due 02/20/36 " §	2,376,947	2,047,144
2.811% due 05/20/34 " §	2,775,726	2,599,696
2.963% due 08/25/34 " §	407,807	353,708
Credit Suisse First Boston Mortgage Securities Corp 0.827% due 03/25/32 " § ~	373,506	343,748
Downey Savings & Loan Association Mortgage Loan Trust 2.552% due 07/19/44 " §	1,584,555	1,555,329
Fannie Mae 0.253% due 07/25/37 " §	613,077	580,872
0.593% due 04/18/28 " §	187,143	187,885
0.643% due 10/18/30 " §	1,284	1,289
0.693% due 03/25/17 " §	31,584	31,805
0.793% due 05/25/40 " §	5,847,601	5,897,191
5.000% due 03/25/21 "	61,397	64,530
6.449% due 10/25/42 " §	1,658,694	1,778,927
Fannie Mae (IO) 6.507% due 10/25/35 " §	13,981	2,423

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
First Horizon Alternative Mortgage Securities Trust 2.334% due 06/25/34 " §	$8,457,894	$8,348,178
2.339% due 09/25/35 " §	184,586	154,060
2.385% due 03/25/35 " §	1,777,220	1,397,279
6.000% due 01/25/35 "	175,737	178,943
First Horizon Mortgage Pass-Through Trust 2.615% due 08/25/35 " §	376,651	361,723
Freddie Mac 0.543% due 12/15/29 " §	27,384	27,440
3.500% due 07/15/32 "	92,760	95,810
7.000% due 09/15/21 "	45,375	50,929
7.500% due 01/15/23 - 09/20/26 "	1,275,413	1,469,089
Freddie Mac Structured Pass-Through Securities 1.374% due 10/25/44 " §	2,667,785	2,693,590
1.574% due 07/25/44 " §	13,945,806	14,323,597
Government National Mortgage Association 7.000% due 02/16/29 "	164,385	178,143
Greenpoint Mortgage Funding Trust 0.463% due 11/25/45 " §	80,192	66,430
Greenpoint Mortgage Pass-Through Certificates 2.920% due 10/25/33 " §	1,079,233	1,062,785
GSR Mortgage Loan Trust 2.664% due 09/25/35 " §	178,408	176,173
Harborview Mortgage Loan Trust 0.932% due 02/19/34 " §	38,119	37,126
2.853% due 07/19/35 " §	1,583,969	1,475,056
Holmes Master Issuer PLC (United Kingdom) 1.561% due 10/15/54 " § ~	EUR 4,020,349	5,273,652
Impac CMB Trust 0.733% due 05/25/35 " §	$189,710	166,899
IndyMac ARM Trust 1.820% due 01/25/32 " §	41,573	38,815
IndyMac INDEX Mortgage Loan Trust 2.566% due 12/25/34 " §	236,082	225,524
JPMorgan Mortgage Trust 4.480% due 02/25/35 " §	487,546	489,100
5.750% due 01/25/36 "	285,594	260,360
MASTR Adjustable Rate Mortgages Trust 2.672% due 04/21/34 " §	108,772	110,714
MASTR Alternative Loans Trust 0.593% due 03/25/36 " § Y	924,734	196,888
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	60,752	64,173
Merrill Lynch Mortgage Investors Trust 0.403% due 02/25/36 " §	1,111,134	965,066
0.443% due 11/25/35 " §	188,232	174,444
1.193% due 10/25/35 " §	451,850	446,973
2.266% due 12/25/34 " §	484,653	492,720
2.440% due 10/25/35 " §	1,488,096	1,487,492
2.481% due 06/25/35 " §	187,971	184,802
PHH Alternative Mortgage Trust 0.353% due 02/25/37 " §	31,257,824	24,333,763
Provident Funding Mortgage Loan Trust 2.588% due 04/25/34 " §	10,790	10,666
Reperforming Loan REMIC Trust 0.533% due 06/25/35 " § ~	6,589,309	5,954,238
Residential Accredit Loans Inc Trust 0.373% due 06/25/46 " §	2,335,741	1,051,394
0.403% due 04/25/46 " §	233,639	118,555
5.750% due 01/25/33 "	56,859	58,305
6.000% due 06/25/36 "	8,472,459	6,584,833
Residential Asset Securitization Trust 0.593% due 01/25/46 " §	2,097,503	955,060
Residential Asset Securitization Trust (IO) 4.757% due 11/25/35 " §	6,651,059	1,039,936

	Principal Amount	Value
Residential Funding Mortgage Securities I Trust 3.270% due 09/25/35 " §	$1,337,296	$1,065,226
Sequoia Mortgage Trust 0.542% due 07/20/33 " §	1,556,340	1,524,406
Structured Adjustable Rate Mortgage Loan Trust 2.608% due 01/25/35 " §	1,079,037	993,477
2.609% due 08/25/35 " §	308,642	284,324
Structured Asset Mortgage Investments II Trust 0.403% due 05/25/46 " §	1,839,361	1,140,482
0.413% due 05/25/36 " §	1,415,244	968,410
0.423% due 05/25/45 " §	465,176	380,501
0.442% due 07/19/35 " §	1,453,497	1,380,228
0.473% due 02/25/36 " §	1,822,906	1,401,027
0.772% due 07/19/34 " §	49,719	49,531
0.852% due 09/19/32 " §	176,419	169,541
1.032% due 10/19/33 " §	6,038	5,219
Suntrust Alternative Loan Trust (IO) 4.907% due 12/25/35 " §	19,061,464	3,518,822
WaMu Mortgage Pass-Through Certificates 0.463% due 12/25/45 " §	121,167	113,170
0.483% due 10/25/45 " §	127,992	116,412
0.503% due 01/25/45 " §	1,516,250	1,387,200
0.513% due 01/25/45 " §	89,106	79,723
1.568% due 08/25/42 " §	84,771	78,206
2.220% due 02/27/34 " §	1,424,882	1,448,448
Washington Mutual Mortgage Pass-Through Certificates (IO) 4.657% due 11/25/35 " §	33,527,339	5,498,869
4.757% due 11/25/35 " §	9,362,975	1,668,754
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.190% due 02/25/33 " §	6,179	5,990
2.418% due 02/25/33 " §	77,640	75,402
Wells Fargo Mortgage-Backed Securities Trust 2.611% due 02/25/35 " §	94,678	94,109
2.619% due 01/25/35 " §	1,615,137	1,599,103
2.624% due 12/25/34 " §	1,000,691	990,820
2.641% due 03/25/36 " §	13,235,404	12,942,796
2.720% due 04/25/36 " §	2,828,464	2,657,110
2.729% due 10/25/33 " §	228,567	225,549
2.770% due 03/25/36 " §	346,543	328,989
5.500% due 12/25/35 "	1,895,907	1,880,863
5.592% due 04/25/36 " §	1,289,702	453,497

		226,756,570

Fannie Mae - 38.6%

1.374% due 08/01/42 - 10/01/44 " §	2,305,126	2,348,324
1.877% due 09/01/35 " §	586,267	616,378
1.931% due 02/01/33 " §	648,222	679,249
2.050% due 09/01/33 " §	85,528	89,913
2.121% due 08/01/36 " §	1,144,158	1,219,709
2.153% due 02/01/33 " §	14,059	14,943
2.176% due 03/01/34 " §	35,343	37,704
2.195% due 01/01/25 " §	79,273	79,957
2.210% due 01/01/34 " §	23,644	24,754
2.212% due 03/01/33 " §	704,819	733,504
2.220% due 04/01/27 " §	14,100	14,218
2.280% due 12/01/22 " §	27,584	29,206
2.283% due 04/01/35 " §	1,853,210	1,954,063
2.286% due 01/01/23 " §	126,414	133,558
2.310% due 08/01/22 "	1,200,000	1,148,703
2.354% due 12/01/34 " §	3,163,140	3,352,378
2.400% due 07/01/35 " §	3,783,375	4,014,097
2.450% due 11/01/23 " §	87	87
2.492% due 11/01/34 " §	8,271,744	8,911,688

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
2.500% due 07/01/28 "	$27,000,000	$27,130,780
2.505% due 07/01/33 " §	67,173	70,709
2.513% due 11/01/34 " §	24,891	26,410
2.525% due 08/01/35 " §	947,695	1,004,963
2.559% due 03/01/33 " §	30,231	32,076
2.750% due 06/01/34 " §	19,202	20,310
2.870% due 09/01/27 "	4,800,000	4,322,607
3.000% due 07/01/28 - 08/01/43 "	201,002,592	199,449,377
3.330% due 11/01/21 "	389,417	415,636
3.434% due 05/01/36 " §	80,366	83,329
3.500% due 07/01/20 - 03/01/41 "	148,470,853	154,706,530
3.595% due 05/01/36 " §	71,524	76,376
3.697% due 05/01/36 " §	2,360,411	2,509,631
4.000% due 07/01/18 - 08/01/43 "	458,556,544	478,149,943
4.500% due 03/01/18 - 08/01/43 "	483,504,792	511,835,608
4.580% due 09/01/34 " §	899,263	960,800
4.658% due 07/01/33 " §	40,019	42,358
4.803% due 04/01/34 " §	430,801	465,612
5.000% due 01/01/23 - 08/01/43 "	196,284,957	211,473,191
5.026% due 09/01/35 " §	426,989	456,617
5.139% due 12/01/34 " §	14,727	15,853
5.193% due 08/01/34 " §	15,924	17,093
5.339% due 01/01/36 " §	384,928	414,042
5.500% due 08/01/18 - 08/01/43 "	101,443,533	109,973,882
6.000% due 04/01/16 - 07/01/43 "	103,395,417	112,537,569
6.500% due 12/01/14 - 09/01/37 "	3,755,371	4,170,932
7.500% due 01/01/33 "	58,083	69,029
8.000% due 05/01/30 - 08/01/30 "	13,720	14,602
8.500% due 07/01/32 "	4,809	5,618

		1,845,853,916

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	165,509	160,935
7.430% due 10/01/20 - 11/01/22 "	65,784	64,378

		225,313

Freddie Mac - 2.0%

2.262% due 01/01/28 " §	14,420	15,383
2.362% due 05/01/23 " §	4,877	4,939
2.374% due 03/01/32 " §	245,164	261,070
2.375% due 05/01/32 - 07/01/32 " §	43,409	44,093
2.378% due 03/01/32 " §	106,205	113,229
2.456% due 09/01/35 " §	679,293	720,237
4.000% due 11/01/40 - 08/01/43 "	8,857,284	9,207,158
4.133% due 06/01/17 " §	2,156	2,164
4.500% due 08/01/40 - 07/01/43 "	57,404,550	60,522,920
5.500% due 03/01/23 - 05/01/40 "	18,915,624	20,557,339
6.000% due 03/03/18 - 10/01/22 "	1,032,276	1,119,786
6.500% due 01/01/15 - 05/01/17 "	522,152	553,452
7.000% due 10/01/37 "	239,296	272,301

		93,394,071

Government National Mortgage Association - 1.5%

1.625% due 12/20/22 - 03/20/33 " §	2,765,935	2,888,491
1.750% due 05/20/22 - 09/20/32 " §	2,788,631	2,911,975
2.000% due 10/20/24 - 09/20/30 " §	143,100	149,462
2.125% due 03/20/29 " §	41,211	43,045
2.250% due 09/20/22 - 07/20/24 " §	86,390	90,041
2.500% due 11/20/24 - 02/20/25 " §	169,098	177,007
3.000% due 08/20/20 " §	67,811	70,676
3.000% due 04/15/43 - 07/01/43 "	34,000,002	33,625,869
3.500% due 12/15/40 - 07/01/43 "	14,800,001	15,188,622
5.000% due 05/15/33 - 12/01/99 "	13,017,072	14,064,820
6.000% due 02/15/38 - 03/15/39 "	128,777	142,914
6.500% due 11/15/38 "	60,779	66,039
7.500% due 02/15/31 - 12/15/31 "	73,055	88,519
8.000% due 12/15/29 - 08/15/32 "	592,344	676,773
8.500% due 09/15/16 - 12/15/30 "	569,380	611,970

	Principal Amount	Value
9.000% due 02/15/17 - 04/15/20 "	$12,344	$14,005
10.000% due 05/15/19 - 02/15/25 "	10,165	11,361

		70,821,589

Total Mortgage-Backed Securities (Cost $2,384,578,461)		2,394,519,735

ASSET-BACKED SECURITIES - 1.6%

Access Group Inc 1.576% due 10/27/25 " §	17,017,605	17,014,389
ACE Securities Corp Home Equity Loan Trust 0.523% due 11/25/35 " §	7,546,060	7,299,081
Citibank Omni Master Trust 2.943% due 08/15/18 " § ~	15,500,000	15,921,956
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	82,810	84,986
EFS Volunteer No 2 LLC 1.073% due 07/26/27 " § ~	7,193,998	7,198,980
GE-WMC Mortgage Securities Trust 0.233% due 08/25/36 " §	2,129	831
Hillmark Funding CDO (Cayman) 0.524% due 05/21/21 " § ~	18,700,000	18,132,858
Imc Home Equity Loan Trust Inc 6.840% due 08/20/29 " §	9,894	9,812
Long Beach Mortgage Loan Trust 0.753% due 10/25/34 " §	17,007	16,096
Mid-State Trust 7.340% due 07/01/35 "	1,255,148	1,368,680
Mid-State Trust IV 8.330% due 04/01/30 "	1,610,471	1,712,824
Mid-State Trust VIII 7.791% due 03/15/38 "	546,330	571,041
Penta SA CLO (Luxembourg) 0.518% due 06/04/24 " § ~	EUR 1,742,953	2,159,708
Renaissance Home Equity Loan Trust 0.633% due 08/25/33 " §	$456,893	420,321
Saxon Asset Securities Trust 0.713% due 08/25/32 " §	74	74
SLC Private Student Loan Trust 4.750% due 06/15/33 " § ~	4,310,284	4,029,180
SLM Student Loan Trust 0.726% due 01/25/17 " §	1,870,640	1,873,911
Structured Asset Securities Corp Mortgage Pass-Through Certificates 0.773% due 01/25/33 " §	22,849	21,394
United States Small Business Administration 4.754% due 08/10/14 "	434,356	443,918

Total Asset-Backed Securities (Cost $77,463,481)		78,280,040

U.S. GOVERNMENT AGENCY ISSUES - 4.5%

Fannie Mae 0.875% due 08/28/17	9,300,000	9,124,974
0.875% due 02/08/18	7,600,000	7,387,002
0.875% due 05/21/18	1,400,000	1,354,657
1.125% due 04/27/17	14,600,000	14,561,033
1.250% due 01/30/17	5,400,000	5,436,250
5.000% due 02/13/17	1,500,000	1,710,825
5.000% due 05/11/17	3,700,000	4,226,055
5.375% due 06/12/17	5,300,000	6,139,509
Freddie Mac 0.875% due 03/07/18	1,700,000	1,646,929
1.000% due 03/08/17	37,200,000	37,042,942
1.000% due 06/29/17	15,900,000	15,772,736
1.000% due 07/28/17	51,300,000	50,629,612
1.000% due 09/29/17	18,000,000	17,804,196
1.250% due 05/12/17	5,600,000	5,612,555
1.250% due 08/01/19	12,500,000	11,936,575

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
1.250% due 10/02/19	$11,600,000	$11,004,711
1.750% due 05/30/19	1,700,000	1,675,916
2.375% due 01/13/22	2,500,000	2,432,710
3.750% due 03/27/19	3,700,000	4,072,479
5.000% due 02/16/17	2,000,000	2,278,302
5.500% due 08/23/17	600,000	700,749
Small Business Administration Participation Certificates 6.120% due 09/01/21	652,319	708,879

Total U.S. Government Agency Issues (Cost $216,053,788)		213,259,596

U.S. TREASURY OBLIGATIONS - 28.9%

U.S. Treasury Inflation Protected Securities - 9.0%

0.125% due 01/15/22 ^ ‡	100,583,439	98,504,983
0.125% due 07/15/22 ^	35,088,640	34,293,672
0.625% due 07/15/21 ^	9,492,100	9,799,483
0.625% due 02/15/43 ^	1,517,145	1,275,232
1.125% due 01/15/21 ^	44,327,934	47,406,642
1.750% due 01/15/28 ^	38,405,654	43,017,328
2.000% due 01/15/26 ^	27,298,513	31,522,330
2.125% due 02/15/40 ^	10,113,178	12,283,557
2.375% due 01/15/25 ^	59,832,025	71,270,233
2.375% due 01/15/27 ^	9,109,490	10,959,144
2.500% due 01/15/29 ^ ‡	24,802,761	30,563,599
3.625% due 04/15/28 ^	19,984,447	27,730,758
3.875% due 04/15/29 ^	7,779,915	11,208,547

		429,835,508

U.S. Treasury Notes - 19.9%

0.250% due 04/15/16	28,600,000	28,321,808
0.625% due 04/30/18	23,500,000	22,702,292
0.750% due 02/28/18	60,200,000	58,706,739
0.750% due 03/31/18	44,600,000	43,397,896
0.875% due 01/31/18	25,000,000	24,546,875
1.000% due 06/30/19	29,100,000	27,963,296
1.000% due 11/30/19 ‡	149,900,000	142,756,366
1.125% due 12/31/19	18,500,000	17,717,357
1.125% due 03/31/20 ‡	76,200,000	72,562,669
1.125% due 04/30/20	32,900,000	31,269,147
1.250% due 10/31/19 ‡	33,600,000	32,584,138
1.250% due 02/29/20	26,200,000	25,209,326
1.375% due 01/31/20	51,800,000	50,337,064
1.375% due 05/31/20	9,500,000	9,162,674
1.500% due 08/31/18 ‡	73,500,000	73,695,216
1.625% due 08/15/22	78,700,000	73,799,666
1.625% due 11/15/22	96,900,000	90,404,696
1.750% due 05/15/23	14,300,000	13,385,029
2.000% due 02/15/22	7,000,000	6,843,046
2.000% due 02/15/23	104,100,000	100,119,008
2.125% due 08/15/21	6,600,000	6,569,838

		952,054,146

Total U.S. Treasury Obligations (Cost $1,438,529,464)		1,381,889,654

FOREIGN GOVERNMENT BONDS & NOTES - 13.3%

Autonomous Community of Valencia Spain (Spain) 4.375% due 07/16/15	EUR 400,000	520,139
Brazil Letras do Tesouro Nacional (Brazil) 12.658% due 01/01/17	BRL 9,000,000	2,808,810
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	701,878,000	307,908,502
10.000% due 01/01/21	47,063,000	20,153,644
10.000% due 01/01/23	61,933,000	26,302,329

	Principal Amount	Value
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	$1,508,980
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	12,300,000	13,004,950
Mexican Bonos (Mexico) 6.000% due 06/18/15	MXN 62,600,000	4,988,926
6.250% due 06/16/16	74,300,000	6,026,641
10.000% due 12/05/24	426,000,000	44,410,067
Province of British Columbia (Canada) 4.300% due 06/18/42	CAD 800,000	819,686
Province of Ontario (Canada) 1.600% due 09/21/16	$4,400,000	4,467,324
1.650% due 09/27/19	21,400,000	20,460,091
2.850% due 06/02/23	CAD 3,600,000	3,286,074
3.000% due 07/16/18	$2,500,000	2,626,298
3.150% due 06/02/22	CAD 60,700,000	57,526,770
4.000% due 06/02/21	30,000,000	30,492,060
4.200% due 03/08/18	2,000,000	2,063,744
4.200% due 06/02/20	14,400,000	14,871,420
4.300% due 03/08/17	5,900,000	6,074,750
4.400% due 06/02/19	13,500,000	14,097,918
4.400% due 04/14/20	$2,400,000	2,663,316
4.600% due 06/02/39	CAD 3,300,000	3,473,362
5.500% due 06/02/18	3,800,000	4,135,124
Province of Quebec (Canada) 2.750% due 08/25/21	$4,300,000	4,228,770
3.000% due 09/01/23	CAD 700,000	642,187
3.500% due 07/29/20	$2,400,000	2,527,819
3.500% due 12/01/22	CAD 7,400,000	7,147,540
4.250% due 12/01/21	14,000,000	14,407,074
4.500% due 12/01/16	600,000	620,607
4.500% due 12/01/17	300,000	312,677
4.500% due 12/01/18	1,300,000	1,361,817
4.500% due 12/01/20	300,000	314,773
7.500% due 07/15/23	$2,495,000	3,322,981
Province of Saskatchewan (Canada) 8.500% due 07/15/22	340,000	474,192
Xunta de Galicia (Spain) 5.763% due 04/03/17	EUR 300,000	410,880
6.131% due 04/03/18	2,400,000	3,329,278

Total Foreign Government Bonds & Notes (Cost $727,952,216)		633,791,520

MUNICIPAL BONDS - 3.9%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$4,600,000	6,124,670
Buckeye Tobacco Settlement Financing Authority of OH ‘A2’ 5.875% due 06/01/47	5,400,000	4,370,220
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	1,890,791
California State Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	5,359,927
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,365,608
Chicago Transit Authority IL ‘B’ 6.200% due 12/01/40	1,900,000	2,051,620
6.300% due 12/01/21	800,000	892,000
6.899% due 12/01/40	6,800,000	7,900,852
County of Clark Airport System Revenue NV ‘C’ 6.820% due 07/01/45	3,300,000	4,287,195
Golden State Tobacco Securitization Corp CA ‘A1’ 5.125% due 06/01/47	1,800,000	1,388,952
5.750% due 06/01/47	3,000,000	2,543,070
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	334,395

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Los Angeles Unified School District CA ‘A1’ 4.500% due 07/01/24	$7,100,000	$7,603,106
Los Angeles Wastewater Systems Revenue CA ‘A’ 5.713% due 06/01/39	1,600,000	1,723,648
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	25,977,047
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	6,684,868
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	452,800
Palomar Community College District CA ‘A’ 4.750% due 05/01/32	400,000	415,856
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,852,320
Port Authority of New York & New Jersey 5.647% due 11/01/40	2,000,000	2,198,600
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,338,707
Salt River Project Agricultural Improvement & Power District AZ ‘A’ 5.000% due 01/01/38	5,200,000	5,401,136
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	40,801,750
State of California 7.550% due 04/01/39	3,550,000	4,757,142
7.950% due 03/01/36	1,200,000	1,425,252
State of Iowa 6.750% due 06/01/34	1,000,000	1,144,020
State of Texas ‘A’ 4.750% due 04/01/35	1,700,000	1,770,754
State of Wisconsin ‘A’ 5.050% due 05/01/18	1,700,000	1,895,942
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,700,000	7,509,753
Tobacco Settlement Financing Corp LA ‘B’ 5.875% due 05/15/39	4,935,000	4,935,000
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	7,000,000	5,594,610
Tobacco Settlement Financing Corp RI ‘A’ 6.125% due 06/01/32	2,735,000	2,739,403
6.250% due 06/01/42	900,000	894,906
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	10,600,000	12,110,288

Total Municipal Bonds (Cost $168,516,586)		185,736,208

SHORT-TERM INVESTMENTS - 5.2%

U.S. Treasury Bills - 0.6%

0.017% due 08/15/13 ‡	2,117,000	2,116,955
0.020% due 08/22/13	4,184,000	4,183,879
0.035% due 08/08/13 ‡	8,070,000	8,069,702
0.035% due 08/15/13	270,000	269,988
0.041% due 08/08/13	2,000,000	1,999,916
0.087% due 02/06/14 ‡	11,454,000	11,448,491
0.122% due 05/01/14 ‡	3,300,000	3,296,759

		31,385,690

	Principal Amount	Value
Repurchase Agreements - 4.6%

Barclays PLC 0.100% due 07/01/13 (Dated 06/28/13, repurchase price of $4,000,033; collateralized by U.S. Treasury Notes: 0.625% due 05/31/17 and value $4,087,824)	$4,000,000	$4,000,000
Barclays PLC 0.180% due 07/01/13 (Dated 06/28/13, repurchase price of $8,200,123; collateralized by U.S. Treasury Inflation Index Notes: 0.625% due 07/15/21 and value $8,664,796)	8,200,000	8,200,000
Citibank Inc 0.150% due 07/01/13 (Dated 06/28/13, repurchase price of $11,100,139; collateralized by U.S. Treasury Notes: 0.750% due 10/31/17 and value $11,337,904)	11,100,000	11,100,000
Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $17,309,450; collateralized by Fannie Mae: 2.220% - 2.230% due 12/16/22 - 12/27/22 and value $12,716,025; and Freddie Mac: 1.600% due 01/09/20 and value $4,941,781)	17,309,435	17,309,435
JPMorgan Chase & Co 0.200% due 07/01/13 (Dated 06/28/13, repurchase price of $11,100,185; collateralized by U.S. Treasury Bonds: 2.750% due 11/15/42 and value $11,473,792)	11,100,000	11,100,000
JPMorgan Chase & Co 0.200% due 07/01/13 (Dated 06/28/13, repurchase price of $9,900,165; collateralized by U.S. Treasury Notes: 0.625% due 11/30/17 and value $10,130,105)	9,900,000	9,900,000
JPMorgan Chase & Co 0.030% due 07/03/13 (Dated 06/26/13, repurchase price of $41,100,240 collateralized by U.S. Treasury Notes: 1.000% due 03/31/17 and value $42,071,456)	41,100,000	41,100,000
Royal Bank Of Canada 0.170% due 07/01/13 (Dated 06/28/13, repurchase price of. $100,001,417; collateralized by U.S. Treasury Notes: 0.750% - 1.500% due 07/31/16 - 03/31/18 and value. $102,144,878)	100,000,000	100,000,000
The Goldman Sachs Group Inc 0.150% due 07/01/13 (Dated 06/28/13, repurchase price of $4,100,051 collateralized by U.S. Treasury Notes: 3.000% due 06/01/43 and value $4,231,711)	4,100,000	4,100,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Toronto Dominion Bank 0.190% due 07/01/13 (Dated 06/28/13, repurchase price of $11,300,179; collateralized by U.S. Treasury Notes: 1.000% due 03/31/17 and value $11,582,093)	$11,300,000	$11,300,000

		218,109,435

Total Short-Term Investments (Cost $249,494,203)		249,495,125

TOTAL INVESTMENTS - 124.3% (Cost $6,020,650,462)		5,935,508,785

TOTAL SECURITIES SOLD SHORT - (0.4%) (See Note (f) in Notes to Schedule of Investments)		(17,790,250)
(Proceeds $17,833,380)

OTHER ASSETS & LIABILITIES, NET - (23.9%)		(1,141,063,421)

NET ASSETS - 100.0%		$4,776,655,114

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	50.1%
U.S. Treasury Obligations	28.9%
Corporate Bonds & Notes	16.0%
Foreign Government Bonds & Notes	13.3%
Short-Term Investments	5.2%
U.S. Government Agency Issues	4.5%
Municipal Bonds	3.9%
Others (each less than 3.0%)	2.4%

	124.3%
Securities Sold Short	(0.4%	)
Other Assets & Liabilities, Net	(23.9%	)

	100.0%

(b)	As of June 30, 2013, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	1.6%
A-1 (Short-Term Debt only)	3.7%
AA/U.S. Government & Agency Issues	67.9%
A	14.0%
BBB	5.4%
BB	1.1%
B	2.4%
CCC	1.1%
CC	0.1%
D	0.3%
Not Rated	2.4%

100.0%

(c)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(d)	Investments with a total aggregate value of $5,788,688 or less than 0.1% of the portfolio’s net assets were in default as of June 30, 2013.

(e)	As of June 30, 2013, investments with a total aggregate value of $64,060,820 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, option contracts, swap contracts, delayed delivery securities (including sale-buyback financing transactions) and forward foreign currency contracts.

(f)	Securities sold short outstanding as of June 30, 2013 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.1%)
Fannie Mae
3.500% due 07/15/43	$3,000,000	($3,045,000)

Short-Term Investments - (0.3%)
U.S. Treasury Bills
0.087% due 02/06/14	11,454,000	(11,448,491)
0.122% due 05/01/14	3,300,000	(3,296,759)

		(14,745,250)

Total Securities Sold Short (Proceeds $17,833,380)		($17,790,250)

(g)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2013 was $135,690,471 at a weighted average interest rate of 0.118%.

(h)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Euribor (12/14)	CIT	75	EUR 75,000,000	$10,885
Euribor (03/15)	CIT	83	83,000,000	(40,752)
Euribor (06/15)	CIT	81	81,000,000	(43,157)
Eurodollar (09/14)	CIT	66	$66,000,000	8,741
Eurodollar (12/14)	CIT	43	43,000,000	1,338
Eurodollar (03/15)	CIT	1,969	1,969,000,000	(704,459)
Eurodollar (06/15)	CIT	3,163	3,163,000,000	(796,846)
Eurodollar (09/15)	CIT	450	450,000,000	(332,423)
Eurodollar (12/15)	CIT	2,077	2,077,000,000	(3,215,312)
Eurodollar (03/16)	CIT	676	676,000,000	(1,278,726)
U.S. Treasury 10-Year Notes (09/13)	CIT	683	68,300,000	(2,141,070)

				(8,531,781)

Short Futures Outstanding
Euro-Bund 10-Year Notes (09/13)	CIT	68	EUR 6,800,000	(24,677)

Total Futures Contracts				($8,556,458)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(i)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
DKK	149,800,000	USD	25,953,897	08/13	BNP	$200,798
DKK	265,000	USD	46,359	08/13	CSF	(91)
DKK	71,455,000	USD	12,700,278	08/13	RBS	(224,419)
EUR	28,276,000	USD	36,412,092	07/13	BOA	393,348
EUR	8,635,000	USD	11,404,669	07/13	BRC	(164,926)
EUR	4,706,000	USD	6,083,606	07/13	BRC	41,956
EUR	22,036,324	USD	29,117,668	07/13	CIT	(434,098)
EUR	8,987,000	USD	11,978,754	07/13	CSF	(280,831)
EUR	2,659,000	USD	3,475,781	07/13	DUB	(14,695)
EUR	21,832,000	USD	28,728,455	07/13	HSB	(310,844)
EUR	18,948,000	USD	24,976,479	07/13	JPM	(312,826)
EUR	138,728,000	USD	184,115,787	07/13	MSC	(3,540,563)
EUR	3,203,000	USD	4,242,181	07/13	RBS	(72,998)
EUR	5,669,676	USD	7,500,000	07/13	UBS	(120,070)
EUR	3,430,000	USD	4,493,369	08/13	DUB	(28,162)
EUR	15,649,000	USD	20,475,152	08/13	HSB	(103,136)
EUR	2,837,000	USD	3,803,274	09/13	CIT	(109,255)
EUR	14,232,000	USD	19,072,232	09/13	CSF	(540,939)
GBP	2,957,102	USD	4,600,000	07/13	JPM	(102,397)
GBP	2,957,102	USD	4,548,260	08/13	BRC	(51,603)
GBP	2,000,000	USD	3,121,318	09/13	CIT	(80,853)
IDR	1,984,400,000	USD	200,000	08/13	CSF	(946)
IDR	8,928,000,000	USD	900,000	08/13	JPM	(4,435)
JPY	632,700,000	USD	6,408,192	07/13	CIT	(28,503)
JPY	2,483,328,160	USD	25,535,932	07/13	CSF	(495,848)
JPY	601,000,000	USD	6,313,854	07/13	JPM	(253,805)
MXN	24,735,804	USD	1,902,271	09/13	BNP	(6,393)
MXN	12,785,625	USD	990,465	09/13	BOA	(10,510)
MXN	9,032,657	USD	667,232	09/13	BRC	25,077
MXN	25,843,501	USD	2,012,384	09/13	JPM	(31,606)
MXN	6,044,934	USD	447,242	09/13	JPM	16,073
MXN	45,462,386	USD	3,556,411	09/13	MSC	(71,941)
MXN	25,315,558	USD	1,954,960	09/13	UBS	(14,646)
MXN	25,260,200	USD	1,923,370	09/13	UBS	12,700
MYR	5,478,300	USD	1,800,000	07/13	BRC	(67,638)
MYR	1,523,000	USD	500,000	07/13	CSF	(18,393)
USD	947,261	BRL	2,077,343	08/13	BOA	22,786
USD	11,300,000	BRL	24,403,480	08/13	BRC	439,770
USD	23,400,000	BRL	50,529,960	08/13	DUB	912,757
USD	1,578,756	BRL	3,449,266	08/13	HSB	43,736
USD	311,687	BRL	694,252	08/13	MSC	2,726
USD	383,273,695	BRL	778,735,494	08/13	UBS	36,714,654
USD	169,395,646	CAD	172,842,000	09/13	CIT	5,377,966
USD	37,661,493	DKK	212,627,000	08/13	BRC	537,366
USD	170,297,992	EUR	131,840,000	07/13	MSC	(1,311,472)
USD	175,027,884	EUR	131,840,000	07/13	UBS	3,418,420
USD	5,048,900	EUR	4,000,000	08/13	BNP	(158,623)
USD	4,540,606	EUR	3,472,324	08/13	CIT	20,301
USD	216,153	EUR	165,000	08/13	DUB	1,355
USD	11,810,160	EUR	9,400,000	09/13	BOA	(428,693)
USD	26,636,007	EUR	21,100,000	09/13	UBS	(836,312)
USD	34,331,013	EUR	26,137,546	09/13	UBS	297,185
USD	2,653,119	EUR	2,100,000	04/14	BNP	(84,359)
USD	2,027,760	EUR	1,600,000	04/14	CIT	(57,938)
USD	3,793,590	EUR	3,000,000	06/14	BNP	(118,928)
USD	3,170,000	EUR	2,500,000	06/14	CSF	(90,432)
USD	2,656,500	EUR	2,100,000	07/14	BNP	(82,865)
USD	2,024,960	EUR	1,600,000	08/14	BNP	(62,805)
USD	4,549,206	GBP	2,957,102	07/13	BRC	51,603
USD	6,696,029	GBP	4,310,000	09/13	BNP	143,826
USD	1,101,706	IDR	10,912,400,000	08/13	HSB	7,086
USD	1,014,835	JPY	99,400,000	07/13	BNP	12,557
USD	1,136,799	JPY	110,800,000	07/13	BRC	19,571
USD	1,296,897	JPY	126,800,000	07/13	HSB	18,338
USD	1,159,299	JPY	113,000,000	07/13	MSC	19,889
USD	22,002,417	JPY	2,172,237,000	07/13	UBS	99,151
USD	11,070,486	MXN	143,550,990	09/13	BOA	68,006
USD	20,900,000	MXN	268,930,750	09/13	HSB	287,775

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	15,301,471	MXN	188,927,263	09/13	JPM	$821,122
USD	27,600,000	MXN	355,184,400	09/13	MSC	376,856
USD	500,242	MYR	1,551,000	07/13	DUB	9,781
USD	400,000	MYR	1,237,200	07/13	HSB	8,770
USD	400,000	MYR	1,237,000	07/13	JPM	8,833
USD	960,423	MYR	2,976,100	07/13	UBS	19,313

Total Forward Foreign Currency Contracts						$39,721,654

(j)	Transactions in written options for the period ended June 30, 2013 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2012	-	594,100,000	9,900,000	$4,016,820
Call Options Written	396	689,700,000	39,900,000	1,146,497
Put Options Written	396	1,098,000,000	99,300,000	4,278,266
Call Options Expired	-	(215,200,000)	-	(303,924)
Put Options Expired	-	(728,800,000)	(9,900,000)	(3,416,525)

Outstanding, June 30, 2013	792	1,437,800,000	139,200,000	$5,721,134

(k)	Premiums received and value of written options outstanding as of June 30, 2013 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (2)	Premium	Value (3)
Call - OTC CDX IG 20 5Y Index	0.650%	09/18/13	BOA	$12,800,000	$6,400	($4,620)
Call - OTC CDX IG 20 5Y Index	0.650%	09/18/13	CIT	12,800,000	8,960	(4,621)
Call - OTC CDX IG 20 5Y Index	0.700%	09/18/13	CIT	6,700,000	5,695	(4,785)

					$21,055	($14,026)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - OTC Japanese Yen versus U.S. Dollar	JPY 93.00	07/05/13	BOA	$6,900,000	$71,277	($780)
Put - OTC Japanese Yen versus U.S. Dollar	95.00	07/05/13	BNP	37,500,000	307,916	(17,513)
Put - OTC Japanese Yen versus U.S. Dollar	95.00	07/05/13	BOA	12,600,000	119,270	(5,884)
Put - OTC Japanese Yen versus U.S. Dollar	96.00	08/12/13	BOA	6,000,000	35,460	(50,418)

					$533,923	($74,595)

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($6,674)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(18,090)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(43,639)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(20,135)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(22,810)

						$659,650	($111,348)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	BRC	$10,900,000	$48,900	($35)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	GSC	21,000,000	92,400	(67)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	JPM	30,900,000	96,681	(99)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	MSC	25,800,000	129,525	(82)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	RBS	24,800,000	71,213	(79)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	09/03/13	DUB	26,600,000	18,620	(708)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	09/03/13	MSC	71,600,000	40,007	(1,905)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	09/03/13	RBS	23,600,000	9,440	(628)
Call - OTC 5-Year Interest Rate Swap	Receive	0.800%	09/03/13	BOA	24,000,000	14,400	(958)
Call - OTC 5-Year Interest Rate Swap	Receive	0.900%	09/03/13	DUB	23,600,000	24,780	(2,096)
Call - OTC 5-Year Interest Rate Swap	Receive	1.000%	09/03/13	MSC	33,400,000	33,400	(6,439)
Call - OTC 5-Year Interest Rate Swap	Receive	1.100%	09/03/13	MSC	142,100,000	170,520	(57,380)

	Based on 3-Month EUR-LIBOR
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	BOA	EUR 26,900,000	50,270	(31,348)
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	BRC	6,500,000	12,566	(7,575)
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	GSC	6,500,000	13,403	(7,575)

						826,125	(116,974)

	Based on 3-Month USD-LIBOR
Put - OTC 2-Year Interest Rate Swap	Pay	1.200%	07/11/13	DUB	$67,300,000	474,987	(7)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	BRC	10,900,000	79,150	(165,899)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	GSC	21,000,000	34,650	(319,622)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	JPM	30,900,000	85,781	(470,301)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	MSC	25,800,000	182,190	(392,678)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	RBS	24,800,000	71,213	(377,458)
Put - OTC 5-Year Interest Rate Swap	Pay	1.000%	09/03/13	BOA	24,000,000	141,600	(794,359)
Put - OTC 5-Year Interest Rate Swap	Pay	1.100%	09/03/13	DUB	23,600,000	133,930	(670,894)
Put - OTC 5-Year Interest Rate Swap	Pay	1.100%	09/03/13	RBS	23,600,000	90,860	(670,894)
Put - OTC 5-Year Interest Rate Swap	Pay	1.250%	09/03/13	DUB	26,600,000	71,820	(580,348)
Put - OTC 5-Year Interest Rate Swap	Pay	1.250%	09/03/13	MSC	71,600,000	180,945	(1,562,140)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	09/03/13	BOA	64,700,000	167,969	(1,037,937)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	09/03/13	DUB	32,500,000	108,175	(521,375)
Put - OTC 5-Year Interest Rate Swap	Pay	1.450%	09/03/13	MSC	126,300,000	621,160	(1,814,325)
Put - OTC 5-Year Interest Rate Swap	Pay	1.650%	09/03/13	MSC	142,100,000	341,040	(1,279,312)
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	10/28/13	GSC	100,000,000	275,355	(1,799,240)

	Based on 3-Month EUR-LIBOR
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	BOA	EUR 24,700,000	51,352	(1,113)
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	CSF	10,200,000	19,606	(459)
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	HSB	3,200,000	5,612	(144)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	BRC	14,200,000	72,165	(8,144)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	DUB	7,100,000	36,219	(4,072)
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	BOA	26,900,000	59,804	(74,651)
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	BRC	6,500,000	14,241	(18,038)
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	GSC	6,500,000	13,404	(18,038)

						3,333,228	(12,581,448)

						$4,159,353	($12,698,422)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Options on Exchange – Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - CBOT 10-Year U.S. Treasury Note Futures (09/13)	$133.00	08/23/13	CIT	396	$116,948	($12,375)

Put - CBOT 10-Year U.S. Treasury Note Futures (09/13)	129.00	08/23/13	CIT	396	230,205	(1,107,563)

					$347,153	($1,119,938)

Total Written Options					$5,721,134	($14,018,329)

(l)	Swap agreements outstanding as of June 30, 2013 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Everest Reinsurance Holdings Inc	0.535%	12/20/14	BRC	0.433%	$2,000,000	($3,287)	$-	($3,287)
Rohm & Haas Co	0.580%	09/20/17	UBS	0.388%	5,000,000	(40,737)	-	(40,737)
Marks & Spencer PLC	0.950%	12/20/17	BNP	1.725%	10,000,000	327,857	22,431	305,426

						$283,833	$22,431	$261,402

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MetLife Inc	1.000%	09/20/13	JPM	0.195%	$9,030,000	$19,203	($506,399)	$525,602
General Electric Capital Corp	4.000%	12/20/13	CIT	0.318%	4,600,000	86,722	-	86,722
General Electric Capital Corp	4.200%	12/20/13	CIT	0.318%	11,400,000	226,544	-	226,544
General Electric Capital Corp	4.230%	12/20/13	DUB	0.318%	7,700,000	154,194	-	154,194
General Electric Capital Corp	4.325%	12/20/13	CIT	0.318%	7,200,000	147,669	-	147,669
General Electric Capital Corp	4.400%	12/20/13	BRC	0.318%	13,400,000	279,953	-	279,953
General Electric Capital Corp	4.500%	12/20/13	BRC	0.318%	16,900,000	361,691	-	361,691
General Electric Capital Corp	4.700%	12/20/13	BRC	0.318%	13,500,000	302,691	-	302,691
General Electric Capital Corp	4.850%	12/20/13	CIT	0.318%	5,900,000	136,799	-	136,799
General Electric Capital Corp	4.900%	12/20/13	DUB	0.318%	2,800,000	65,635	-	65,635
MetLife Inc	1.000%	06/20/14	DUB	0.255%	15,000,000	113,973	(66,241)	180,214
Mexico Government	1.000%	03/20/15	BRC	0.733%	3,000,000	14,607	(67,496)	82,103
Mexico Government	1.000%	03/20/15	CIT	0.733%	3,000,000	14,607	(68,880)	83,487
Mexico Government	1.000%	03/20/15	DUB	0.733%	1,500,000	7,303	(34,440)	41,743
China Government	1.000%	03/20/15	MSC	0.492%	1,700,000	15,377	(25,506)	40,883
China Government	1.000%	06/20/15	BOA	0.532%	4,500,000	42,858	75,362	(32,504)
China Government	1.000%	06/20/15	CIT	0.532%	1,000,000	9,524	16,386	(6,862)
China Government	1.000%	06/20/15	RBS	0.532%	2,200,000	20,953	37,125	(16,172)
U.S. Treasury Notes	0.250%	09/20/15	UBS	0.129%	EUR 10,100,000	36,374	(62,585)	98,959
Brazilian Government	1.000%	09/20/15	BOA	1.295%	$700,000	(3,863)	(6,372)	2,509
Mexico Government	1.000%	09/20/15	BOA	0.789%	300,000	1,480	(4,244)	5,724
Brazilian Government	1.000%	09/20/15	BRC	1.295%	2,300,000	(14,416)	(19,842)	5,426
Brazilian Government	1.000%	09/20/15	CIT	1.295%	1,000,000	(6,268)	(15,694)	9,426
Mexico Government	1.000%	09/20/15	CIT	0.789%	1,000,000	4,932	(15,080)	20,012
Indonesia Government	1.000%	09/20/15	DUB	1.021%	1,000,000	(204)	(23,587)	23,383
Brazilian Government	1.000%	09/20/15	HSB	1.295%	2,600,000	(16,821)	(25,871)	9,050
Brazilian Government	1.000%	09/20/15	JPM	1.295%	2,900,000	(18,177)	(29,862)	11,685
Brazilian Government	1.000%	09/20/15	UBS	1.295%	600,000	(3,761)	(5,677)	1,916
Mexico Government	1.000%	09/20/15	UBS	0.789%	500,000	2,466	(7,073)	9,539
Brazilian Government	1.000%	12/20/15	BRC	1.353%	13,000,000	(109,040)	(75,003)	(34,037)
Mexico Government	1.000%	12/20/15	GSC	0.839%	4,500,000	18,978	(121,173)	140,151
Brazilian Government	1.000%	12/20/15	MSC	1.353%	12,900,000	(108,201)	(74,426)	(33,775)
Mexico Government	1.000%	03/20/16	DUB	0.880%	12,300,000	43,155	(90,237)	133,392
Mexico Government	1.000%	03/20/16	HSB	0.880%	18,000,000	63,154	(133,510)	196,664
Indonesia Government	1.000%	06/20/16	BRC	1.228%	6,400,000	(41,030)	(101,386)	60,356
Mexico Government	1.000%	06/20/16	CIT	0.914%	6,200,000	17,346	(13,370)	30,716
U.S. Treasury Notes	0.250%	09/20/16	UBS	0.149%	EUR 13,600,000	58,678	(190,345)	249,023
Mexico Government	1.000%	09/20/16	GSC	0.942%	$2,300,000	4,808	(11,064)	15,872
Indonesia Government	1.000%	09/20/16	MSC	1.276%	4,400,000	(37,175)	(336,028)	298,853
Mexico Government	1.000%	09/20/16	MSC	0.942%	4,600,000	9,615	(20,427)	30,042
China Government	1.000%	09/20/16	RBS	0.742%	300,000	2,548	2,085	463

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	1.000%	09/20/16	UBS	0.942%	$1,200,000	$2,508	($5,265)	$7,773
Mexico Government	1.000%	06/20/17	GSC	1.078%	300,000	(832)	(2,793)	1,961

						$1,926,557	($2,028,918)	$3,955,475

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - CDX EM 12 5Y	5.000%	12/20/14	DUB	$2,100,000	$33,332	$210,450	($177,118)
OTC - CDX EM 13 5Y	5.000%	06/20/15	BRC	7,300,000	199,045	809,700	(610,655)
OTC - CDX EM 13 5Y	5.000%	06/20/15	CSF	800,000	21,813	100,000	(78,187)
OTC - CDX EM 13 5Y	5.000%	06/20/15	DUB	6,400,000	174,505	697,200	(522,695)
OTC - CDX EM 13 5Y	5.000%	06/20/15	GSC	300,000	8,180	37,350	(29,170)
OTC - CDX EM 13 5Y	5.000%	06/20/15	HSB	35,400,000	965,232	2,948,700	(1,983,468)
OTC - CDX EM 13 5Y	5.000%	06/20/15	JPM	2,500,000	68,166	287,600	(219,434)
OTC - CDX EM 13 5Y	5.000%	06/20/15	MSC	15,000,000	408,996	1,743,250	(1,334,254)
OTC - CDX IG 9 10Y	0.548%	12/20/17	GSC	3,761,546	57,622	-	57,622

					$1,936,891	$6,834,250	($4,897,359)

Total Credit Default Swaps					$4,147,281	$4,827,763	($680,482)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CME - 3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$527,300,000	$1,841,522	$2,969,505	($1,127,983)
OTC - 28-Day MXN TIIE	BRC	Pay	5.600%	09/06/16	MXN 24,100,000	28,874	12,013	16,861
OTC - 28-Day MXN TIIE	HSB	Pay	5.600%	09/06/16	337,200,000	403,990	128,118	275,872
OTC - BRL-CDI-Compounded	BOA	Pay	8.860%	01/02/17	BRL 2,500,000	(41,196)	1,956	(43,152)
OTC - BRL-CDI-Compounded	UBS	Pay	8.900%	01/02/17	6,000,000	(111,280)	40	(111,320)
OTC - BRL-CDI-Compounded	HSB	Pay	8.950%	01/02/17	600,000	(11,007)	(3)	(11,004)
OTC - BRL-CDI-Compounded	GSC	Pay	9.095%	01/02/17	4,200,000	(71,876)	-	(71,876)
OTC - BRL-CDI-Compounded	DUB	Pay	9.130%	01/02/17	4,000,000	(65,956)	14,329	(80,285)
OTC - BRL-CDI-Compounded	MSC	Pay	9.140%	01/02/17	3,000,000	(49,670)	9,886	(59,556)
OTC - 28-Day MXN TIIE	BRC	Pay	5.000%	09/13/17	MXN 4,900,000	(6,521)	(2,848)	(3,673)
OTC - 28-Day MXN TIIE	HSB	Pay	5.000%	09/13/17	14,800,000	(19,695)	(9,434)	(10,261)
OTC - 28-Day MXN TIIE	BRC	Pay	5.500%	09/13/17	33,000,000	5,107	(7,366)	12,473
OTC - 28-Day MXN TIIE	HSB	Pay	5.500%	09/13/17	10,000,000	1,548	(2,246)	3,794
OTC - 28-Day MXN TIIE	MSC	Pay	5.500%	09/13/17	33,000,000	5,107	(7,734)	12,841
CME - 1-Day USD-Federal Funds Rate Compounded-OIS	CME	Pay	1.000%	10/15/17	$59,400,000	(917,554)	(70,012)	(847,542)
OTC - 28-Day MXN TIIE	HSB	Pay	4.750%	02/26/18	MXN 12,700,000	(35,167)	(10,131)	(25,036)
OTC - 28-Day MXN TIIE	MSC	Pay	6.350%	06/02/21	160,000,000	25,892	241,346	(215,454)
OTC - 28-Day MXN TIIE	BOA	Pay	5.500%	09/02/22	20,400,000	(110,538)	(30,763)	(79,775)
OTC - 28-Day MXN TIIE	MSC	Pay	5.500%	09/02/22	67,000,000	(363,041)	(109,423)	(253,618)
OTC - 28-Day MXN TIIE	BRC	Pay	5.750%	09/02/22	38,000,000	(153,356)	(5,253)	(148,103)
OTC - 28-Day MXN TIIE	UBS	Pay	5.750%	09/02/22	23,000,000	(92,821)	(3,774)	(89,047)
OTC - 28-Day MXN TIIE	BNP	Pay	5.750%	06/05/23	8,800,000	(42,454)	(11,338)	(31,116)
OTC - 28-Day MXN TIIE	BRC	Pay	5.750%	06/05/23	7,800,000	(37,630)	(22,433)	(15,197)
OTC - 28-Day MXN TIIE	DUB	Pay	5.750%	06/05/23	17,600,000	(84,907)	(29,673)	(55,234)
OTC - 28-Day MXN TIIE	GSC	Pay	5.750%	06/05/23	18,600,000	(89,732)	(46,058)	(43,674)
OTC - 28-Day MXN TIIE	HSB	Pay	5.750%	06/05/23	22,300,000	(107,582)	(36,629)	(70,953)
OTC - 28-Day MXN TIIE	BRC	Pay	6.000%	06/05/23	17,800,000	(59,856)	(30,940)	(28,916)
OTC - 28-Day MXN TIIE	JPM	Pay	6.000%	06/05/23	18,800,000	(63,221)	(89,585)	26,364
CME - 3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	$303,200,000	41,575,167	19,608,092	21,967,075

Total Interest Rate Swaps						$41,352,147	$22,459,642	$18,892,505

Total Swap Agreements						$45,499,428	$27,287,405	$18,212,023

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(m)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Financials	$3,549,584	$-	$1,901,062	$1,648,522
	Convertible Preferred Stocks (1)	21,492,000	21,492,000	-	-
	Corporate Bonds & Notes	763,088,595	-	763,088,595	-
	Senior Loan Notes	10,406,728	-	10,406,728	-
	Mortgage-Backed Securities	2,394,519,735	-	2,394,294,422	225,313
	Asset-Backed Securities	78,280,040	-	78,280,040	-
	U.S. Government Agency Issues	213,259,596	-	213,259,596	-
	U.S. Treasury Obligations	1,381,889,654	-	1,381,889,654	-
	Foreign Government Bonds & Notes	633,791,520	-	633,791,520	-
	Municipal Bonds	185,736,208	-	185,736,208	-
	Short-Term Investments	249,495,125	-	249,495,125	-
	Derivatives:
	Credit Contracts
	Swaps	4,551,093	-	4,551,093	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	50,451,451	-	50,451,451	-
	Interest Rate Contracts
	Futures	20,964	20,964	-	-
	Swaps	43,887,207	-	43,887,207	-

	Total Interest Rate Contracts	43,908,171	20,964	43,887,207	-

	Total Assets - Derivatives	98,910,715	20,964	98,889,751	-

	Total Assets	6,034,419,500	21,512,964	6,011,032,701	1,873,835

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(3,045,000)	-	(3,045,000)	-
	Short-Term Investments	(14,745,250)	-	(14,745,250)	-

	Total Securities Sold Short	(17,790,250)	-	(17,790,250)	-

	Derivatives:
	Credit Contracts
	Written Options	(14,026)		(14,026)
	Swaps	(403,812)	-	(403,812)	-

	Total Credit Contracts	(417,838)	-	(417,838)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(10,729,797)	-	(10,729,797)	-
	Written Options	(74,595)	-	(74,595)	-

	Total Foreign Currency Contracts	(10,804,392)	-	(10,804,392)	-

	Interest Rate Contracts
	Futures	(8,577,422)	(8,577,422)	-	-
	Written Options	(13,929,708)	(1,119,938)	(12,698,422)	(111,348)
	Swaps	(2,535,060)	-	(2,535,060)	-

	Total Interest Rate Contracts	(25,042,190)	(9,697,360)	(15,233,482)	(111,348)

	Total Liabilities - Derivatives	(36,264,420)	(9,697,360)	(26,455,712)	(111,348)

	Total Liabilities	(54,054,670)	(9,697,360)	(44,245,962)	(111,348)

	Total	$5,980,364,830	$11,815,604	$5,966,786,739	$1,762,487

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 54.5%

Consumer Discretionary - 3.9%

AutoZone Inc 5.500% due 11/15/15	$1,165,000	$1,281,145
5.750% due 01/15/15	960,000	1,030,536
Brinker International Inc 2.600% due 05/15/18	940,000	920,736
Carnival Corp (Panama) 1.200% due 02/05/16	2,585,000	2,567,675
COX Communications Inc 5.450% due 12/15/14	3,425,000	3,655,499
DIRECTV Holdings LLC 1.750% due 01/15/18	3,860,000	3,729,223
3.500% due 03/01/16	2,070,000	2,175,655
4.750% due 10/01/14	9,520,000	9,964,736
DISH DBS Corp 4.250% due 04/01/18 ~	5,150,000	5,072,750
Dollar General Corp 4.125% due 07/15/17	4,480,000	4,728,353
DR Horton Inc 4.750% due 05/15/17	5,750,000	5,965,625
Hasbro Inc 6.125% due 05/15/14	1,310,000	1,369,370
NBCUniversal Enterprise Inc 0.965% due 04/15/18 § ~	3,225,000	3,256,873
NBCUniversal Media LLC 2.100% due 04/01/14	7,050,000	7,136,229
Newell Rubbermaid Inc 2.000% due 06/15/15	1,015,000	1,027,784
Staples Inc 9.750% due 01/15/14	5,500,000	5,757,955
TCM Sub LLC 3.550% due 01/15/15 ~	8,005,000	8,294,493
The Interpublic Group of Cos Inc 2.250% due 11/15/17	6,145,000	5,975,779
6.250% due 11/15/14	4,848,000	5,151,485
Thomson Reuters Corp (Canada) 0.875% due 05/23/16	2,655,000	2,630,218
5.950% due 07/15/13	3,500,000	3,506,412
Time Warner Cable Inc 7.500% due 04/01/14	1,530,000	1,604,906
8.250% due 02/14/14	1,168,000	1,221,671
WMG Acquisition Corp 11.500% due 10/01/18	4,115,000	4,732,250

		92,757,358

Consumer Staples - 3.3%

Altria Group Inc 8.500% due 11/10/13	5,625,000	5,779,597
Anheuser-Busch InBev Worldwide Inc 1.500% due 07/14/14	4,695,000	4,745,467
Avon Products Inc 2.375% due 03/15/16	2,210,000	2,229,050
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	7,085,000	7,143,770
8.125% due 11/15/13 ~	7,361,000	7,551,503
Bunge Ltd Finance Corp 3.200% due 06/15/17	2,665,000	2,728,062
5.350% due 04/15/14	7,033,000	7,251,121
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	8,145,000	8,412,563
General Mills Inc 0.576% due 01/29/16 §	1,610,000	1,609,005
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	3,845,000	3,738,359

	Principal Amount	Value
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	$8,745,000	$8,602,448
Kraft Foods Group Inc 1.625% due 06/04/15	5,345,000	5,403,918
Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	6,600,000	6,756,955
Reynolds American Inc 1.050% due 10/30/15	1,310,000	1,310,196
Spectrum Brands Inc 9.500% due 06/15/18	2,525,000	2,777,500
The Coca-Cola Co 0.253% due 03/05/15 §	4,320,000	4,321,845

		80,361,359

Energy - 7.7%

Anadarko Petroleum Corp 5.750% due 06/15/14	4,215,000	4,407,786
6.375% due 09/15/17	5,805,000	6,679,796
Antero Resources Finance Corp 9.375% due 12/01/17	3,026,000	3,222,690
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	6,400,000	6,702,950
Bill Barrett Corp 9.875% due 07/15/16	1,750,000	1,842,094
Canadian Natural Resources Ltd (Canada) 1.450% due 11/14/14	2,395,000	2,414,982
5.700% due 05/15/17	5,985,000	6,791,503
Chesapeake Energy Corp 3.250% due 03/15/16	4,225,000	4,214,438
Chevron Corp 0.889% due 06/24/16	2,170,000	2,174,095
CNOOC Finance 2013 Ltd (United Kingdom) 1.125% due 05/09/16	2,246,000	2,210,825
Continental Resources Inc 8.250% due 10/01/19	2,606,000	2,866,600
DCP Midstream LLC 5.375% due 10/15/15 ~	4,075,000	4,387,618
9.700% due 12/01/13 ~	3,090,000	3,199,377
DCP Midstream Operating LP 2.500% due 12/01/17	2,100,000	2,074,346
Energy Transfer Partners LP 5.950% due 02/01/15	5,005,000	5,363,698
6.700% due 07/01/18	765,000	899,027
8.500% due 04/15/14	5,090,000	5,385,612
Ensco PLC (United Kingdom) 3.250% due 03/15/16	9,350,000	9,775,004
Enterprise Products Operating LLC 1.250% due 08/13/15	3,930,000	3,944,447
5.600% due 10/15/14	765,000	810,019
Gazprom OAO (Luxembourg) 4.950% due 05/23/16 ~	4,880,000	5,079,250
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	2,035,000	2,145,421
5.125% due 11/15/14	2,985,000	3,154,488
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	1,070,000	1,136,662
Magellan Midstream Partners LP 6.450% due 06/01/14	2,610,000	2,742,758
Marathon Oil Corp 0.900% due 11/01/15	4,970,000	4,944,559
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	770,000	770,636
3.450% due 08/01/15	3,813,000	3,954,710
7.375% due 03/15/14	700,000	730,521
ONEOK Partners LP 3.250% due 02/01/16	7,260,000	7,575,396

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Petrobras Global Finance BV (Netherlands) 2.000% due 05/20/16	$4,325,000	$4,245,381
Petrohawk Energy Corp 7.250% due 08/15/18	7,800,000	8,529,300
10.500% due 08/01/14	1,650,000	1,738,275
Phillips 66 1.950% due 03/05/15	3,415,000	3,469,032
Pioneer Natural Resources Co 5.875% due 07/15/16	7,700,000	8,592,030
Plains All American Pipeline LP 3.950% due 09/15/15	8,085,000	8,578,322
Rosetta Resources Inc 9.500% due 04/15/18	2,155,000	2,338,175
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	2,200,806
Talisman Energy Inc (Canada) 5.125% due 05/15/15	6,030,000	6,445,413
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	5,050,000	5,874,281
TransCanada PipeLines Ltd (Canada) 0.875% due 03/02/15	1,455,000	1,456,718
Transocean Inc (Cayman) 2.500% due 10/15/17	2,070,000	2,047,035
4.950% due 11/15/15	4,465,000	4,791,150
5.050% due 12/15/16	1,740,000	1,893,304
Williams Partners LP 3.800% due 02/15/15	4,630,000	4,828,715
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	5,115,000	5,339,114
5.000% due 11/15/13 ~	745,000	755,946

		184,724,305

Financials - 21.5%

ACE INA Holdings Inc 5.875% due 06/15/14	3,000,000	3,142,623
Aflac Inc 2.650% due 02/15/17	920,000	942,503
Ally Financial Inc 3.125% due 01/15/16	6,000,000	5,988,558
American Express Co 0.863% due 05/22/18 §	8,540,000	8,539,069
American Express Credit Corp 1.750% due 06/12/15	3,590,000	3,640,019
American Honda Finance Corp 0.648% due 05/26/16 § ~	6,020,000	6,014,787
American International Group Inc
3.000% due 03/20/15	1,390,000	1,432,944
4.250% due 09/15/14	10,435,000	10,827,126
American Tower Corp REIT 4.625% due 04/01/15	12,109,000	12,800,291
Bank of America Corp 1.093% due 03/22/16 §	2,485,000	2,479,386
1.250% due 01/11/16	4,865,000	4,799,940
1.500% due 10/09/15	13,145,000	13,120,616
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	14,020,000	14,628,426
BB&T Corp 1.133% due 06/15/18 §	5,830,000	5,842,575
Boston Properties LP REIT 5.000% due 06/01/15	5,860,000	6,300,391
Capital One Financial Corp 2.125% due 07/15/14	647,000	654,709
2.150% due 03/23/15	5,485,000	5,573,204
7.375% due 05/23/14	5,075,000	5,364,422
CIT Group Inc 4.750% due 02/15/15 ~	3,770,000	3,840,688
Citigroup Inc 1.073% due 04/01/16 §	8,940,000	8,967,946
1.250% due 01/15/16	8,235,000	8,140,520

	Principal Amount	Value
CNH Capital LLC 3.875% due 11/01/15	$8,230,000	$8,312,300
Daimler Finance North America LLC 0.886% due 03/28/14 § ~	7,320,000	7,342,516
1.875% due 09/15/14 ~	8,005,000	8,077,429
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	10,220,000	10,587,215
Fifth Third Bancorp 3.625% due 01/25/16	3,265,000	3,448,411
Ford Motor Credit Co LLC 2.750% due 05/15/15	7,465,000	7,572,026
3.000% due 06/12/17	4,180,000	4,191,395
3.875% due 01/15/15	6,325,000	6,521,284
General Electric Capital Corp 0.983% due 04/02/18 §	17,450,000	17,543,235
1.875% due 09/16/13	2,125,000	2,131,934
General Motors Financial Co Inc 2.750% due 05/15/16 ~	3,655,000	3,602,459
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	5,560,000	5,552,361
HSBC Bank PLC (United Kingdom) 0.915% due 05/15/18 § ~	5,900,000	5,906,986
HSBC USA Inc 2.375% due 02/13/15	3,900,000	3,986,525
Hyundai Capital America 1.625% due 10/02/15 ~	3,450,000	3,440,257
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	2,410,000	2,455,563
4.375% due 07/27/16 ~	5,000,000	5,303,205
JPMorgan Chase & Co 0.893% due 02/26/16 §	5,750,000	5,741,875
2.000% due 08/15/17	12,075,000	11,991,646
KeyCorp 3.750% due 08/13/15	3,492,000	3,679,046
Kilroy Realty LP REIT 5.000% due 11/03/15	4,780,000	5,162,304
MetLife Inc 2.375% due 02/06/14	1,550,000	1,567,145
Metropolitan Life Global Funding I 1.500% due 01/10/18 ~	4,180,000	4,055,478
1.700% due 06/29/15 ~	11,010,000	11,186,887
Morgan Stanley 0.757% due 10/15/15 §	3,980,000	3,904,746
1.523% due 02/25/16 §	12,125,000	12,098,628
1.556% due 04/25/18 §	6,880,000	6,755,500
National Bank of Canada (Canada) 1.450% due 11/07/17	10,080,000	9,827,294
National Rural Utilities Cooperative Finance Corp 1.000% due 02/02/15	1,015,000	1,020,204
New York Life Global Funding 2.450% due 07/14/16 ~	7,735,000	8,018,457
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	6,340,000	6,302,968
Nordea Bank AB (Sweden) 0.875% due 05/13/16 ~	12,165,000	12,037,596
Principal Financial Group Inc 1.850% due 11/15/17	1,225,000	1,203,915
Principal Life Global Funding II 0.643% due 05/27/16 § ~	12,285,000	12,251,462
1.000% due 12/11/15 ~	5,575,000	5,578,574
Prudential Financial Inc 5.100% due 09/20/14	5,249,000	5,516,893
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	5,235,000	5,324,885
Simon Property Group LP REIT 4.200% due 02/01/15	9,171,000	9,555,540
Societe Generale SA (France) 2.500% due 01/15/14 ~	2,660,000	2,692,984

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Sumitomo Mitsui Banking Corp (Japan) 0.900% due 01/18/16	$4,790,000	$4,745,257
1.900% due 01/12/15 ~	6,500,000	6,586,002
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	7,980,000	7,768,155
Sun Life Financial Global Funding III LP 0.530% due 10/06/13 § ~	9,335,000	9,333,478
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	11,435,000	11,118,525
The Bank of New York Mellon Corp 0.505% due 03/04/16 §	6,290,000	6,289,233
The Goldman Sachs Group Inc 1.600% due 11/23/15	17,100,000	17,146,580
The Toronto-Dominion Bank (Canada) 0.826% due 04/30/18 §	5,540,000	5,546,570
Toyota Motor Credit Corp 0.424% due 03/10/15 §	2,400,000	2,399,021
U.S. Bancorp 2.200% due 11/15/16	9,075,000	9,314,435
UBS AG (Switzerland) 1.276% due 01/28/14 §	5,125,000	5,152,655
Union Bank NA 2.125% due 06/16/17	7,260,000	7,256,958
Ventas Realty LP REIT 2.000% due 02/15/18	1,945,000	1,884,090
3.125% due 11/30/15	4,850,000	5,077,640
Volkswagen International Finance NV (Netherlands) 1.625% due 03/22/15 ~	10,995,000	11,126,863
WEA Finance LLC 5.750% due 09/02/15 ~	5,280,000	5,770,924
Wells Fargo & Co 1.250% due 02/13/15	7,870,000	7,917,307
2.100% due 05/08/17	6,630,000	6,657,793

		515,581,357

Health Care - 3.5%

AbbVie Inc 1.200% due 11/06/15 ~	10,165,000	10,180,583
Actavis Inc 1.875% due 10/01/17	4,955,000	4,833,692
5.000% due 08/15/14	5,925,000	6,172,345
Aetna Inc 1.500% due 11/15/17	2,525,000	2,453,217
Agilent Technologies Inc 2.500% due 07/15/13	3,700,000	3,702,316
6.500% due 11/01/17	5,905,000	6,816,496
Boston Scientific Corp 4.500% due 01/15/15	3,719,000	3,891,922
Catholic Health Initiatives 1.600% due 11/01/17	675,000	661,211
Celgene Corp 1.900% due 08/15/17	15,165,000	15,066,018
Express Scripts Holding Co 2.750% due 11/21/14	5,095,000	5,208,415
3.125% due 05/15/16	2,750,000	2,861,147
Gilead Sciences Inc 2.400% due 12/01/14	4,465,000	4,565,454
Life Technologies Corp 3.500% due 01/15/16	4,365,000	4,545,222
McKesson Corp 0.950% due 12/04/15	1,935,000	1,930,695
UnitedHealth Group Inc 0.850% due 10/15/15	2,155,000	2,158,730
1.875% due 11/15/16	2,145,000	2,183,022
WellPoint Inc 1.250% due 09/10/15	3,630,000	3,637,539
6.000% due 02/15/14	4,017,000	4,148,420

		85,016,444

	Principal Amount	Value
Industrials - 3.6%

Aircastle Ltd (Bermuda) 9.750% due 08/01/18	$3,670,000	$4,037,000
Eaton Corp 1.500% due 11/02/17 ~	2,745,000	2,666,463
ERAC USA Finance LLC 1.400% due 04/15/16 ~	505,000	501,512
2.750% due 07/01/13 ~	9,825,000	9,825,000
2.750% due 03/15/17 ~	2,050,000	2,091,580
5.600% due 05/01/15 ~	1,445,000	1,561,406
Florida East Coast Railway Corp 8.125% due 02/01/17	3,210,000	3,410,625
GATX Corp 2.375% due 07/30/18	1,240,000	1,219,933
3.500% due 07/15/16	4,875,000	5,101,678
General Electric Co 0.850% due 10/09/15	10,740,000	10,734,372
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/15 ~	8,010,000	8,140,467
International Lease Finance Corp 2.224% due 06/15/16 §	4,265,000	4,254,338
John Deere Capital Corp 0.404% due 01/12/15 §	8,810,000	8,809,427
Kansas City Southern de Mexico SA de CV (Mexico) 2.350% due 05/15/20 ~	2,730,000	2,643,459
Penske Truck Leasing Co LP 2.500% due 03/15/16 ~	1,300,000	1,323,010
2.875% due 07/17/18 ~	1,735,000	1,753,618
Roper Industries Inc 1.850% due 11/15/17	1,100,000	1,083,322
2.050% due 10/01/18	2,800,000	2,748,469
6.625% due 08/15/13	1,770,000	1,781,735
Southwest Airlines Co 5.250% due 10/01/14	4,000,000	4,188,052
USG Corp 8.375% due 10/15/18 ~	4,565,000	4,964,438
Waste Management Inc 5.000% due 03/15/14	2,925,000	3,011,109

		85,851,013

Information Technology - 1.9%

Altera Corp 1.750% due 05/15/17	4,020,000	3,987,792
Apple Inc 0.450% due 05/03/16	8,255,000	8,170,848
Arrow Electronics Inc 3.375% due 11/01/15	2,270,000	2,350,408
Autodesk Inc 1.950% due 12/15/17	1,945,000	1,898,919
Broadcom Corp 1.500% due 11/01/13	2,045,000	2,051,258
2.375% due 11/01/15	4,385,000	4,520,970
EMC Corp 1.875% due 06/01/18	6,325,000	6,257,145
Fiserv Inc 3.125% due 06/15/16	1,435,000	1,497,186
Hewlett-Packard Co 2.350% due 03/15/15	2,910,000	2,952,646
2.625% due 12/09/14	850,000	867,728
6.125% due 03/01/14	5,000,000	5,169,935
HP Enterprise Services LLC 6.000% due 08/01/13	2,950,000	2,961,824
Xerox Corp 1.094% due 05/16/14 §	1,845,000	1,844,089
2.950% due 03/15/17	800,000	807,092

		45,337,840

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Materials - 1.7%

Ashland Inc 3.000% due 03/15/16 ~	$5,975,000	$6,034,750
Barrick Gold Finance Co (Canada) 4.875% due 11/15/14	2,816,000	2,894,223
Barrick Gold Financeco LLC 6.125% due 09/15/13	3,540,000	3,575,227
CRH America Inc 5.300% due 10/15/13	1,220,000	1,235,512
Eastman Chemical Co 2.400% due 06/01/17	3,870,000	3,879,168
Goldcorp Inc (Canada) 2.125% due 03/15/18	2,565,000	2,457,878
International Paper Co 5.300% due 04/01/15	3,360,000	3,591,407
Rock Tenn Co 3.500% due 03/01/20	5,145,000	5,039,692
Teck Resources Ltd (Canada) 2.500% due 02/01/18	1,805,000	1,755,626
The Dow Chemical Co 2.500% due 02/15/16	9,250,000	9,544,353

		40,007,836

Telecommunication Services - 3.8%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	3,640,000	3,705,677
3.625% due 03/30/15	2,500,000	2,592,530
AT&T Inc 0.660% due 02/12/16 §	5,000,000	4,975,630
0.875% due 02/13/15	3,760,000	3,763,098
CC Holdings GS V LLC 2.381% due 12/15/17	9,230,000	9,089,723
Crown Castle Towers LLC 4.523% due 01/15/15 ~	7,250,000	7,590,649
GTP Acquisition Partners I LLC 2.364% due 05/15/43 ~	3,080,000	3,003,163
4.347% due 06/15/16 ~	2,485,000	2,618,284
Rogers Communications Inc (Canada) 6.375% due 03/01/14	12,500,000	12,968,888
SBA Tower Trust 2.240% due 04/15/18 ~	3,520,000	3,468,254
2.933% due 12/15/17 ~	9,280,000	9,417,604
3.598% due 04/15/18 ~	2,775,000	2,755,350
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	10,175,000	10,303,459
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	4,585,000	4,997,650
Verizon Communications Inc 0.474% due 03/06/15 § ~	6,155,000	6,147,374
Vivendi SA (France) 2.400% due 04/10/15 ~	3,520,000	3,586,225

		90,983,558

Utilities - 3.6%

CMS Energy Corp 2.750% due 05/15/14	6,235,000	6,324,478
4.250% due 09/30/15	4,020,000	4,265,172
Commonwealth Edison Co 1.625% due 01/15/14	6,000,000	6,034,878
1.950% due 09/01/16	1,605,000	1,641,986
Dominion Resources Inc 1.950% due 08/15/16	2,165,000	2,209,525
Duke Energy Corp 1.625% due 08/15/17	2,775,000	2,725,844
2.150% due 11/15/16	6,350,000	6,500,838
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	1,855,000	1,899,924

	Principal Amount	Value
Georgia Power Co 0.593% due 03/15/16 §	$2,445,000	$2,447,976
1.300% due 09/15/13	5,150,000	5,159,121
Great Plains Energy Inc 2.750% due 08/15/13	2,915,000	2,921,279
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	5,195,000	5,330,356
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	4,240,000	4,377,987
MidAmerican Energy Holdings Co 5.000% due 02/15/14	7,054,000	7,246,849
Mississippi Power Co 2.350% due 10/15/16	1,430,000	1,483,967
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	2,315,000	2,327,540
Nisource Finance Corp 5.400% due 07/15/14	6,499,000	6,793,359
PPL Capital Funding Inc 1.900% due 06/01/18	1,500,000	1,474,605
Progress Energy Inc 6.050% due 03/15/14	3,448,000	3,576,493
PSEG Power LLC 2.750% due 09/15/16	1,755,000	1,810,765
Sempra Energy 1.033% due 03/15/14 §	6,255,000	6,276,648
Sierra Pacific Power Co 5.450% due 09/01/13	2,106,000	2,122,778
The Southern Co 1.950% due 09/01/16	1,995,000	2,025,408

		86,977,776

Total Corporate Bonds & Notes (Cost $1,302,232,955)		1,307,598,846

MORTGAGE-BACKED SECURITIES - 22.7%

Collateralized Mortgage Obligations - Commercial - 5.1%

Banc of America Commercial Mortgage Trust 5.372% due 09/10/45 " §	2,620,000	2,856,448
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	2,070,000	2,194,932
Bear Stearns Commercial Mortgage Securities Trust 4.674% due 06/11/41 "	465,000	489,906
4.978% due 07/11/42 " §	4,200,000	4,348,539
5.116% due 02/11/41 " §	3,695,000	3,905,643
Citigroup Commercial Mortgage Trust 5.615% due 04/15/40 " §	4,012,688	4,106,867
Commercial Mortgage Trust 5.167% due 06/10/44 " §	1,555,000	1,648,223
5.522% due 07/10/37 " §	12,755,000	13,086,585
6.056% due 07/10/38 " §	2,415,000	2,683,329
DBUBS Mortgage Trust 2.238% due 08/10/44 "	1,479,149	1,499,321
Freddie Mac 1.369% due 05/25/19 "	9,071,348	9,111,475
1.426% due 08/25/17 "	7,240,000	7,282,625
GE Capital Commercial Mortgage Corp 4.772% due 06/10/48 " §	3,730,000	3,934,740
JPMorgan Chase Commercial Mortgage Securities Trust 1.031% due 05/15/45 "	575,053	575,921
1.525% due 07/15/46 " ~	3,768,516	3,796,075
5.481% due 12/12/44 " §	2,510,000	2,722,286
5.544% due 06/12/41 " §	5,255,000	5,428,662
LB-UBS Commercial Mortgage Trust 5.197% due 11/15/30 " §	1,285,000	1,379,645

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Morgan Stanley Capital I Trust 1.480% due 06/15/44 " ~	$2,488,989	$2,504,355
4.700% due 07/15/56 "	12,800,000	13,399,194
4.780% due 12/13/41 "	5,176,631	5,397,631
5.731% due 07/12/44 " §	11,713,390	12,977,910
Wachovia Bank Commercial Mortgage Trust 5.088% due 08/15/41 " §	13,000,000	13,409,929
WFRBS Commercial Mortgage Trust 1.607% due 06/15/44 " ~	2,872,365	2,899,239

		121,639,480

Collateralized Mortgage Obligations - Residential - 4.9%

Bear Stearns Adjustable Rate Mortgage Trust 2.481% due 04/25/34 " §	370,338	353,268
3.458% due 11/25/34 " §	1,236,130	1,251,947
Bear Stearns Alt-A Trust 0.833% due 04/25/34 " §	576,576	560,068
0.893% due 01/25/35 " §	1,958,063	1,908,253
Chase Mortgage Finance Trust 2.758% due 02/25/37 " §	512,264	500,191
2.766% due 02/25/37 " §	1,112,827	1,114,418
2.852% due 02/25/37 " §	1,206,651	1,127,928
2.888% due 02/25/37 " §	2,336,237	2,278,834
2.914% due 02/25/37 " §	2,889,686	2,862,489
Countrywide Home Loan Mortgage Pass-Through Trust 2.890% due 11/20/34 " §	569,850	529,973
2.911% due 02/19/34 " §	1,794,640	1,800,441
Fannie Mae 5.000% due 08/25/19 "	6,285,270	6,732,995
Fosse Master Issuer PLC (United Kingdom) 1.677% due 10/18/54 " § ~	4,120,000	4,193,542
Freddie Mac 0.643% due 05/15/36 - 09/15/42 " §	31,805,924	32,207,594
7.000% due 09/15/30 "	971,938	1,103,618
Harborview Mortgage Loan Trust 0.532% due 06/20/35 " §	898,110	827,109
JPMorgan Mortgage Trust 2.882% due 07/25/35 " §	433,297	432,700
2.974% due 07/25/35 " §	1,666,835	1,648,313
3.005% due 07/25/35 " §	1,673,918	1,685,120
Lanark Master Issuer PLC (United Kingdom) 0.741% due 12/22/54 " § ~	5,235,000	5,241,586
MASTR Adjustable Rate Mortgages Trust 1.780% due 09/25/34 " §	846,251	747,122
Merrill Lynch Mortgage Investors Trust 2.613% due 12/25/35 " §	5,582,000	4,975,298
Sequoia Mortgage Trust 0.763% due 11/20/34 " §	786,510	769,427
Silverstone Master Issuer PLC (United Kingdom) 1.676% due 01/21/55 " § ~	5,135,000	5,158,893
1.826% due 01/21/55 " § ~	14,655,000	14,997,473
Structured Adjustable Rate Mortgage Loan Trust 2.508% due 06/25/34 " §	3,322,946	3,342,193
2.550% due 05/25/34 " §	898,099	889,343
2.611% due 11/25/34 " §	1,902,625	1,880,115
Structured Asset Securities Corp 2.574% due 07/25/33 " §	470,429	459,014
WaMu Mortgage Pass-Through Certificates 0.483% due 07/25/45 " §	3,320,495	3,085,485
0.513% due 08/25/45 " §	2,176,517	1,967,553
2.458% due 06/25/34 " §	762,826	762,146
2.486% due 09/25/35 " §	9,000,000	8,135,091

	Principal Amount	Value
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 "	$695,151	$736,135
Wells Fargo Mortgage-Backed Securities Trust 2.701% due 08/25/33 " §	1,643,501	1,655,002

		117,920,677

Fannie Mae - 9.6%

2.060% due 01/01/35 " §	35,693	37,736
2.125% due 03/01/35 " §	995,584	1,059,478
2.190% due 05/01/35 " §	3,614,636	3,820,724
2.196% due 04/01/34 " §	2,349,724	2,511,714
2.262% due 05/01/35 " §	671,387	709,252
2.300% due 06/01/35 " §	1,564,009	1,675,760
2.362% due 02/01/33 " §	433,537	461,327
2.376% due 06/01/33 " §	1,482,054	1,581,944
2.382% due 06/01/35 " §	1,124,572	1,198,165
2.398% due 01/01/34 " §	3,716,022	3,950,247
2.481% due 04/01/33 " §	332,222	352,587
2.485% due 02/01/33 " §	190,033	201,787
2.500% due 10/01/27 - 01/01/28 "	10,671,238	10,745,028
2.500% due 05/01/33 " §	52,716	53,026
2.545% due 12/01/33 " §	2,139,472	2,270,526
2.554% due 01/01/35 " §	1,244,576	1,319,042
2.585% due 04/01/35 " §	473,039	502,597
2.591% due 05/01/33 " §	1,473,078	1,564,575
2.625% due 02/01/34 " §	1,604,177	1,711,904
2.657% due 12/01/33 " §	1,292,092	1,372,067
2.703% due 11/01/35 " §	1,136,027	1,209,999
2.714% due 07/01/35 " §	1,725,992	1,839,140
2.724% due 10/01/34 " §	947,963	1,003,587
2.810% due 07/01/35 " §	1,715,893	1,840,473
2.925% due 08/01/33 " §	2,289,802	2,437,751
3.000% due 07/01/28 "	14,183,000	14,581,897
3.500% due 12/01/25 - 07/01/28 "	34,672,361	36,207,688
4.000% due 07/01/25 - 10/01/41 "	22,747,476	23,858,370
4.500% due 05/01/25 - 10/01/26 "	34,877,817	37,024,442
5.000% due 07/01/24 - 07/01/35 "	9,062,449	9,768,247
5.500% due 01/01/18 - 12/01/39 "	53,577,173	58,091,553
6.000% due 01/01/18 - 03/01/37 "	3,574,778	3,847,614
6.500% due 05/01/33 "	1,459,224	1,645,139
7.000% due 05/01/33 - 06/01/33 "	724,926	825,410

		231,280,796

Freddie Mac - 1.7%

2.197% due 02/01/35 " §	637,201	676,109
2.393% due 08/01/35 " §	2,764,585	2,952,371
2.417% due 09/01/35 " §	2,147,663	2,277,866
2.600% due 03/01/35 " §	991,583	1,049,996
2.675% due 03/01/35 " §	764,409	813,954
4.000% due 08/01/26 "	21,575,243	22,660,654
5.500% due 03/01/18 - 07/01/38 "	4,752,987	5,106,735
6.000% due 04/01/33 "	4,587,846	5,240,597

		40,778,282

Government National Mortgage Association - 1.4%

1.625% due 01/20/35 " §	2,801,189	2,927,467
1.750% due 09/20/34 " §	1,579,135	1,650,969
2.500% due 01/20/28 "	10,789,321	10,903,580
3.000% due 09/20/27 "	4,607,802	4,763,914
3.500% due 03/20/43 "	6,496,822	6,690,272
5.500% due 07/15/20 "	1,024,150	1,090,099
6.000% due 01/15/22 - 07/15/36 "	5,024,134	5,576,576

		33,602,877

Total Mortgage-Backed Securities (Cost $548,244,332)		545,222,112

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 12.4%

Ally Auto Receivables Trust 0.570% due 08/20/15 "	$2,810,000	$2,800,948
Ally Master Owner Trust 1.000% due 02/15/18 "	3,710,000	3,678,476
1.540% due 09/15/16 "	13,720,000	13,833,149
1.810% due 05/15/16 "	8,020,000	8,094,061
2.150% due 01/15/16 "	2,565,000	2,580,041
American Express Credit Account Master Trust 0.363% due 04/17/17 " §	4,545,000	4,543,571
0.990% due 03/15/18 "	4,800,000	4,795,932
1.290% due 03/15/18 " ~	5,485,000	5,490,688
AmeriCredit Automobile Receivables Trust 0.960% due 01/09/17 "	4,765,000	4,770,303
1.050% due 10/11/16 "	3,130,000	3,135,409
1.730% due 02/08/17 "	1,840,000	1,857,399
2.330% due 03/08/16 "	3,215,000	3,245,071
Bank of America Auto Trust 0.780% due 06/15/16 "	6,520,000	6,525,790
BMW Vehicle Lease Trust 0.540% due 09/21/15 "	5,015,000	4,999,138
Capital Auto Receivables Asset Trust 0.790% due 06/20/17 "	5,930,000	5,904,940
8.250% due 01/15/15 " ~	3,224,889	3,235,888
CarMax Auto Owner Trust 0.840% due 03/15/17 "	7,585,000	7,601,524
0.890% due 09/15/16 "	1,885,000	1,890,011
CIT Equipment Collateral 1.100% due 08/22/16 " ~	2,785,000	2,789,272
CNH Equipment Trust 0.690% due 06/15/18 "	6,235,000	6,201,462
0.860% due 09/15/17 "	7,455,000	7,466,600
0.940% due 05/15/17 "	3,375,000	3,382,525
Discover Card Execution Note Trust 0.860% due 11/15/17 "	12,595,000	12,624,781
Enterprise Fleet Financing LLC 0.680% due 09/20/18 " ~	5,440,000	5,423,555
Ford Credit Auto Lease Trust 0.850% due 01/15/15 "	2,690,000	2,692,163
1.340% due 09/15/14 "	1,670,000	1,674,116
Ford Credit Auto Owner Trust 0.580% due 12/15/16 "	2,770,000	2,770,312
4.050% due 10/15/16 "	915,000	946,948
Ford Credit Floorplan Master Owner Trust 4.200% due 02/15/17 " ~	4,425,000	4,659,830
4.990% due 02/15/17 " ~	3,165,000	3,337,230
GE Capital Credit Card Master Note Trust 0.673% due 05/15/19 " §	2,840,000	2,849,020
1.030% due 01/15/18 "	4,300,000	4,319,756
GE Dealer Floorplan Master Note Trust 0.592% due 04/20/18 " §	11,260,000	11,217,392
GE Equipment Small Ticket LLC 1.040% due 09/21/15 " ~	3,015,000	3,023,107
Honda Auto Receivables Owner Trust 0.560% due 05/15/16 "	13,500,000	13,482,119
1.550% due 08/18/17 "	4,520,000	4,564,994
Huntington Auto Trust 0.810% due 09/15/16 "	4,930,000	4,938,743
Hyundai Auto Lease Securitization Trust 0.920% due 08/17/15 " ~	10,000,000	10,020,585
Hyundai Auto Receivables Trust 0.750% due 09/17/18 "	4,845,000	4,791,480
1.650% due 02/15/17 "	3,600,000	3,645,932
Mercedes-Benz Auto Lease Trust 1.240% due 07/17/17 " ~	2,745,000	2,750,439
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	5,460,000	5,492,337

	Principal Amount	Value
Motor PLC (United Kingdom) 1.286% due 02/25/20 " ~	$1,085,000	$1,088,061
Navistar Financial Dealer Note Master Trust 0.863% due 01/25/18 " § ~	6,150,000	6,143,641
Navistar Financial Owner Trust 1.190% due 01/18/19 " ~	14,015,000	14,056,302
Nissan Auto Lease Trust 0.920% due 02/16/15 "	2,056,464	2,058,934
1.040% due 08/15/14 "	2,561,183	2,563,536
Nissan Master Owner Trust Receivables 0.663% due 05/15/17 " §	11,635,000	11,622,870
Porsche Innovative Lease Owner Trust 1.260% due 11/20/17 " ~	2,895,000	2,903,694
Sierra Timeshare Receivables Funding LLC 1.590% due 11/20/29 " ~	2,407,297	2,391,275
SMART Trust (Australia) 0.840% due 09/14/16 "	3,510,000	3,499,089
0.970% due 03/14/17 "	2,495,000	2,495,000
1.180% due 02/14/19 "	940,000	927,138
1.590% due 10/14/16 " ~	6,715,000	6,772,126
Toyota Auto Receivables Owner Trust 0.750% due 02/16/16 "	9,160,000	9,175,064
Volkswagen Auto Lease Trust 0.870% due 07/20/15 "	8,210,000	8,226,198
Wheels SPV LLC 1.190% due 03/20/21 " ~	3,528,695	3,541,672
World Omni Automobile Lease Securitization Trust 0.930% due 11/16/15 "	3,180,000	3,180,528
1.060% due 11/15/17 "	3,405,000	3,405,179

Total Asset-Backed Securities (Cost $298,034,246)		298,097,344

U.S. GOVERNMENT AGENCY ISSUES - 3.5%

Fannie Mae 0.500% due 07/02/15	7,000,000	7,012,768
0.750% due 12/19/14	36,950,000	37,187,921
Federal Home Loan Bank 0.500% due 11/20/15	27,425,000	27,398,261
Freddie Mac 0.500% due 04/17/15	13,915,000	13,954,463

Total U.S. Government Agency Issues (Cost $85,392,225)		85,553,413

U.S. TREASURY OBLIGATIONS - 4.6%

U.S. Treasury Inflation Protected Securities - 2.9%

0.500% due 04/15/15 ^	15,296,043	15,685,618
1.875% due 07/15/13 ^	36,481,694	36,535,832
2.000% due 07/15/14 ^	17,258,147	17,825,784

		70,047,234

U.S. Treasury Notes - 1.7%

0.250% due 03/31/14 ‡	40,000,000	40,028,120

Total U.S. Treasury Obligations (Cost $110,094,569)		110,075,354

FOREIGN GOVERNMENT BONDS & NOTES - 0.5%

Mexican Bonos (Mexico) 9.500% due 12/18/14	MXN 139,075,000	11,552,237

Total Foreign Government Bonds & Notes (Cost $11,354,208)		11,552,237

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 0.3%

Florida Hurricane Catastrophe Fund Finance Corp ‘A’ 1.298% due 07/01/16	$6,475,000	$6,429,286

Total Municipal Bonds (Cost $6,475,000)		6,429,286

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $44,483,552; collateralized by Fannie Mae: 2.230% due 12/06/22 and value $45,374,063)	44,483,515	44,483,515

Total Short-Term Investment (Cost $44,483,515)		44,483,515

TOTAL INVESTMENTS - 100.4% (Cost $2,406,311,050)		2,409,012,107

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(9,487,671)

NET ASSETS - 100.0%		$2,399,524,436

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Corporate Bonds & Notes	54.5%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	12.4%
U.S. Treasury Obligations	4.6%
U.S. Government Agency Issues	3.5%
Others (each less than 3.0%)	2.7%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	As of June 30, 2013, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	10.2%
A-1 (Short-Term Debt only)	1.9%
AA/U.S. Government & Agency Issues	28.9%
A	21.8%
BBB	23.4%
BB	4.2%
B	1.3%
CCC	0.2%
CC	0.3%
Not Rated	7.8%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	As of June 30, 2013, an investment with a value of $836,610 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and delayed delivery securities. In addition, $122,310 in cash was segregated as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Depreciation
U.S. Treasury 10-Year Notes (09/13)	GSC	412	$41,200,000	($154,500)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,307,598,846	$-	$1,307,598,846	$-
	Mortgage-Backed Securities	545,222,112	-	545,222,112	-
	Asset-Backed Securities	298,097,344	-	290,111,656	7,985,688
	U.S. Government Agency Issues	85,553,413	-	85,553,413	-
	U.S. Treasury Obligations	110,075,354	-	110,075,354	-
	Foreign Government Bonds & Notes	11,552,237	-	11,552,237	-
	Municipal Bonds	6,429,286	-	6,429,286	-
	Short-Term Investment	44,483,515	-	44,483,515	-

	Total Assets	2,409,012,107	-	2,401,026,419	7,985,688

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(154,500)	(154,500)	-	-

	Total Liabilities	(154,500)	(154,500)	-	-

	Total	$2,408,857,607	($154,500)	$2,401,026,419	$7,985,688

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2013:

	Mortgage-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$25,144,179	$10,560,101	$35,704,280
Purchases	-	-	-
Sales (includes paydowns)	(25,171,431)	(2,549,585)	(27,721,016)
Accrued Discounts (Premiums)	-	119	119
Net Realized Gains	95,882	7,242	103,124
Change in Net Unrealized Depreciation	(68,630)	(32,189)	(100,819)
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$-	$7,985,688	$7,985,688

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$24,562	$24,562

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 38.7%

Austria - 0.1%

OGX Austria GmbH 8.375% due 04/01/22 ~	$2,300,000	$690,000
8.500% due 06/01/18 ~	1,600,000	520,000

		1,210,000

Azerbaijan - 0.4%

State Oil Co of the Azerbaijan Republic 4.750% due 03/13/23 ~	2,695,000	2,446,349
5.450% due 02/09/17 ~	1,620,000	1,672,650

		4,118,999

Bermuda - 1.4%

China Oriental Group Co Ltd 7.000% due 11/17/17 ~	2,077,000	1,923,821
Digicel Group Ltd 8.250% due 09/30/20 ~	3,000,000	3,120,000
10.500% due 04/15/18 ~	1,400,000	1,491,000
Digicel Ltd 7.000% due 02/15/20 ~	1,850,000	1,877,750
Qtel International Finance Ltd 4.500% due 01/31/43 ~	900,000	783,180
7.875% due 06/10/19 ~	3,179,000	3,918,118

		13,113,869

Cayman - 6.3%

Agile Property Holdings Ltd 9.875% due 03/20/17 ~	1,902,000	2,001,855
Amber Circle Funding Ltd 3.250% due 12/04/22 ~	3,760,000	3,399,815
Central China Real Estate Ltd 8.000% due 01/28/20 ~	1,977,000	1,813,933
China Shanshui Cement Group Ltd 10.500% due 04/27/17 ~	2,800,000	2,940,000
Country Garden Holdings Co Ltd 7.500% due 01/10/23 ~	1,300,000	1,196,000
10.500% due 08/11/15	176,000	188,291
11.250% due 04/22/17 ~	1,466,000	1,601,605
DEWA Sukuk 2013 Ltd 3.000% due 03/05/18 ~	1,700,000	1,666,000
Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	320,000	338,400
Dubai Holding Commercial Operations MTN Ltd 4.750% due 01/30/14	EUR 4,700,000	6,102,458
6.000% due 02/01/17	GBP 2,300,000	3,410,729
Emaar Sukuk Ltd 6.400% due 07/18/19 ~	$2,300,000	2,369,000
Evergrande Real Estate Group Ltd 7.500% due 01/19/14 ~	CNY 11,800,000	1,927,374
9.250% due 01/19/16 ~	16,100,000	2,466,436
Fibria Overseas Finance Ltd 6.750% due 03/03/21 ~	$2,350,000	2,541,525
Hidili Industry International Development Ltd 8.625% due 11/04/15 ~	800,000	620,000
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	1,620,000	1,741,500
JBS Finance II Ltd 8.250% due 01/29/18 ~	3,279,000	3,360,975
Longfor Properties Co Ltd 9.500% due 04/07/16 ~	2,300,000	2,476,813
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	3,450,000	3,454,313
Mongolian Mining Corp 8.875% due 03/29/17 ~	3,450,000	2,949,750
Nile Finance Ltd 5.250% due 08/05/15 ~	1,580,000	1,414,100

	Principal Amount	Value
Shimao Property Holdings Ltd 9.650% due 08/03/17 ~	$600,000	$633,210
11.000% due 03/08/18 ~	850,000	913,689
Sunac China Holdings Ltd 9.375% due 04/05/18 ~	4,100,000	3,968,365
12.500% due 10/16/17 ~	2,000,000	2,145,532
Telemovil Finance Co Ltd 8.000% due 10/01/17	3,250,000	3,453,125

		61,094,793

Chile - 1.3%

Automotores Gildemeister SA 6.750% due 01/15/23 ~	1,554,000	1,328,670
Banco del Estado de Chile 3.875% due 02/08/22 ~	580,000	565,091
4.125% due 10/07/20 ~	1,080,000	1,087,990
Corp Nacional del Cobre de Chile 3.750% due 11/04/20 ~	1,900,000	1,857,592
3.875% due 11/03/21 ~	1,390,000	1,361,994
7.500% due 01/15/19 ~	770,000	924,522
Empresa Nacional del Petroleo 5.250% due 08/10/20 ~	1,060,000	1,079,933
6.250% due 07/08/19 ~	1,470,000	1,589,848
Inversiones Alsacia SA 8.000% due 08/18/18 ~	1,526,724	1,305,349
SMU SA 7.750% due 02/08/20 ~	1,600,000	1,456,000

		12,556,989

China - 0.2%

China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	1,680,000	1,514,507

Colombia - 0.1%

Ecopetrol SA 7.625% due 07/23/19	870,000	1,033,125

Costa Rica - 0.1%

Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	1,040,000	945,100

Cyprus - 0.4%

Mriya Agro Holding PLC 9.450% due 04/19/18 ~	3,600,000	3,213,000
Ukrlandfarming PLC 10.875% due 03/26/18 ~	1,200,000	1,140,000

		4,353,000

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	1,450,000	1,574,265

Hong Kong - 0.6%

China CITIC Bank International Ltd 6.875% due 06/24/20	280,000	297,367
Fosun International Ltd 7.500% due 05/12/16 ~	2,300,000	2,334,500
Gemdale International Investment Ltd 7.125% due 11/16/17 ~	1,600,000	1,579,208
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	1,760,000	1,812,545

		6,023,620

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
India - 0.2%

Export-Import Bank of India
4.000% due 08/07/17 ~	$650,000	$650,520
4.000% due 01/14/23 ~	1,750,000	1,565,025

		2,215,545

Indonesia - 0.7%

P.T. Pertamina Persero 5.625% due 05/20/43 ~	3,960,000	3,445,200
6.000% due 05/03/42 ~	2,074,000	1,944,375
P.T. Perusahaan Listrik Negara 5.250% due 10/24/42 ~	650,000	542,750
5.500% due 11/22/21 ~	1,300,000	1,280,500

		7,212,825

Ireland - 2.9%

Alfa Bank OJSC 7.500% due 09/26/19 ~	2,400,000	2,460,000
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	1,950,000	1,940,250
Credit Bank of Moscow 7.700% due 02/01/18 ~	3,093,000	3,154,860
Metalloinvest Finance Ltd 6.500% due 07/21/16 ~	1,200,000	1,239,000
MTS International Funding Ltd 8.625% due 06/22/20 ~	4,090,000	4,826,200
Rosneft Oil Co 4.199% due 03/06/22 ~	1,850,000	1,718,650
VEB-Leasing 5.125% due 05/27/16 ~	1,500,000	1,565,625
Vnesheconombank 5.450% due 11/22/17 ~	1,380,000	1,438,650
6.800% due 11/22/25 ~	3,205,000	3,429,350
6.902% due 07/09/20 ~	5,250,000	5,781,562

		27,554,147

Kazakhstan - 2.6%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	3,200,000	2,864,000
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	1,900,000	1,957,000
KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	1,500,000	1,387,500
Kazkommertsbank JSC 7.500% due 11/29/16 ~	2,300,000	2,259,750
7.875% due 04/07/14 ~	1,150,000	1,161,500
8.000% due 11/03/15 ~	2,600,000	2,610,426
KazMunayGas National Co JSC 4.400% due 04/30/23 ~	1,240,000	1,153,200
5.750% due 04/30/43 ~	3,830,000	3,403,912
6.375% due 04/09/21 ~	2,840,000	3,095,600
7.000% due 05/05/20 ~	3,060,000	3,473,100
9.125% due 07/02/18 ~	810,000	973,013
11.750% due 01/23/15 ~	610,000	693,875

		25,032,876

Luxembourg - 5.0%

Altice Financing SA 7.875% due 12/15/19 ~	4,700,000	4,935,000
Evraz Group SA 6.750% due 04/27/18 ~	1,700,000	1,632,000
9.500% due 04/24/18 ~	715,000	761,475
Far East Capital Ltd SA 8.000% due 05/02/18 ~	4,700,000	4,347,500
8.750% due 05/02/20 ~	1,700,000	1,564,000
Gazprom Neft OAO 4.375% due 09/19/22 ~	2,073,000	1,908,922

	Principal Amount	Value
Gazprom OAO 4.950% due 02/06/28 ~	$950,000	$821,750
6.510% due 03/07/22 ~	2,020,000	2,146,250
8.625% due 04/28/34 ~	800,000	952,000
MHP SA 8.250% due 04/02/20 ~	3,300,000	2,961,750
Minerva Luxembourg SA 7.750% due 01/31/23 ~	700,000	698,250
12.250% due 02/10/22 ~	3,550,000	4,260,000
Promsvyazbank OJSC 8.500% due 04/25/17 ~	1,600,000	1,694,672
10.200% due 11/06/19 ~	2,350,000	2,473,375
Russian Standard Bank 9.250% due 07/11/17 ~	2,400,000	2,496,120
Sberbank of Russia 5.250% due 05/23/23 ~	1,040,000	980,200
5.717% due 06/16/21 ~	1,240,000	1,267,125
6.125% due 02/07/22 ~	1,750,000	1,830,850
Severstal OAO 5.900% due 10/17/22 ~	504,000	462,420
6.700% due 10/25/17 ~	1,600,000	1,653,200
TMK OAO 7.750% due 01/27/18 ~	5,900,000	5,929,500
VTB Bank OJSC 6.000% due 04/12/17 ~	614,000	640,095
6.875% due 05/29/18 ~	1,430,000	1,519,375

		47,935,829

Malaysia - 0.6%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	1,170,000	1,269,480
MMI International Ltd 8.000% due 03/01/17 ~	1,200,000	1,212,000
Petronas Capital Ltd
5.250% due 08/12/19 ~	1,990,000	2,180,254
7.875% due 05/22/22 ~	1,020,000	1,293,867

		5,955,601

Mexico - 1.5%

Cemex SAB de CV 9.000% due 01/11/18 ~	2,300,000	2,426,500
Comision Federal de Electricidad 4.875% due 05/26/21 ~	1,780,000	1,828,950
5.750% due 02/14/42 ~	1,670,000	1,553,100
Corp GEO SAB de CV 9.250% due 06/30/20 Y ~	2,500,000	1,125,000
Desarrolladora Homex SAB de CV 9.500% due 12/11/19 Y ~	1,000,000	350,000
9.750% due 03/25/20 ~	1,400,000	490,000
Petroleos Mexicanos 5.500% due 06/27/44	780,000	703,950
6.000% due 03/05/20	820,000	906,100
6.500% due 06/02/41	2,280,000	2,365,500
8.000% due 05/03/19	1,360,000	1,652,400
Urbi Desarrollos Urbanos SAB de CV 9.500% due 01/21/20 Y ~	2,300,000	529,000
9.750% due 02/03/22 Y ~	3,400,000	782,000

		14,712,500

Netherlands - 3.3%

Bharti Airtel International Netherlands BV 5.125% due 03/11/23 ~	1,000,000	913,800
Indo Energy Finance II BV 6.375% due 01/24/23 ~	1,100,000	965,250
Kazakhstan Temir Zholy Finance BV 6.375% due 10/06/20 ~	2,580,000	2,799,300
6.950% due 07/10/42 ~	1,370,000	1,395,756

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Majapahit Holding BV 7.750% due 10/17/16 ~	$1,690,000	$1,878,012
7.750% due 01/20/20 ~	1,350,000	1,485,000
8.000% due 08/07/19 ~	1,500,000	1,695,000
Marfrig Holding Europe BV 8.375% due 05/09/18 ~	1,200,000	1,134,000
9.875% due 07/24/17 ~	2,038,000	2,058,380
Metinvest BV 8.750% due 02/14/18 ~	5,400,000	5,049,000
10.250% due 05/20/15 ~	1,200,000	1,218,000
OSX 3 Leasing BV 9.250% due 03/20/15 ~	1,600,000	1,400,000
Polish Television Holding BV 11.250% due 05/15/17 § ~	EUR 1,232,000	1,667,777
VimpelCom Holdings BV 7.504% due 03/01/22 ~	$7,300,000	7,573,750
WPE International Cooperatief UA 10.375% due 09/30/20 ~	750,000	592,500

		31,825,525

Nigeria - 0.3%

Sea Trucks Group 9.000% due 03/26/18 ~	2,900,000	2,827,500

Peru - 0.4%

CFG Investment SAC 9.750% due 07/30/19 ~	4,373,000	3,957,565

Philippines - 0.6%

Development Bank of Philippines 5.500% due 03/25/21	1,630,000	1,776,397
Power Sector Assets & Liabilities Management Corp 7.250% due 05/27/19 ~	300,000	352,875
7.390% due 12/02/24 ~	2,750,000	3,341,250

		5,470,522

Singapore - 0.3%

Yanlord Land Group Ltd 9.500% due 05/04/17 ~	350,000	364,438
10.625% due 03/29/18 ~	2,550,000	2,690,250

		3,054,688

South Africa - 0.2%

Edcon Holdings Proprietary Ltd 5.709% due 06/15/15 § ~	EUR 1,625,000	1,871,935

Spain - 0.4%

Cemex Espana Luxembourg 9.250% due 05/12/20 ~	$3,998,000	4,237,880

Sri Lanka - 0.2%

Bank of Ceylon 6.875% due 05/03/17 ~	1,600,000	1,622,000

Sweden - 0.7%

Eileme 2 AB 11.625% due 01/31/20 ~	2,200,000	2,508,000
11.750% due 01/31/20 ~	EUR 3,000,000	4,451,641

		6,959,641

Ukraine - 0.4%

National JSC Naftogaz of Ukraine 9.500% due 09/30/14	$3,481,000	3,489,702

	Principal Amount	Value
United Arab Emirates - 1.5%

Dolphin Energy Ltd 5.888% due 06/15/19 ~	$1,689,338	$1,845,601
DP World Ltd 6.850% due 07/02/37 ~	5,900,000	6,121,250
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	3,290,000	3,701,250
Emirates Airline 4.500% due 02/06/25 ~	1,400,000	1,288,280
5.125% due 06/08/16 ~	1,670,000	1,722,188

		14,678,569

United Kingdom - 4.4%

Afren PLC 10.250% due 04/08/19 ~	2,902,000	3,264,750
11.500% due 02/01/16 ~	2,374,000	2,647,010
Atlantic Finance Ltd 10.750% due 05/27/14 ~	3,166,000	3,379,705
CNPC General Capital Ltd 3.400% due 04/16/23 ~	1,330,000	1,223,039
CNPC HK Overseas Capital Ltd 5.950% due 04/28/41 ~	1,700,000	1,843,485
Dana Gas Sukuk Ltd 9.000% due 10/31/17 ~	1,200,000	1,188,000
DTEK Finance PLC 7.875% due 04/04/18 ~	2,900,000	2,711,500
Ferrexpo Finance PLC 7.875% due 04/07/16 ~	3,550,000	3,293,938
Franshion Development Ltd 6.750% due 04/15/21 ~	1,540,000	1,509,200
Oschadbank 8.250% due 03/10/16 ~	3,460,000	3,240,982
8.875% due 03/20/18 ~	1,900,000	1,716,004
Privatbank CJSC 9.375% due 09/23/15	1,800,000	1,692,000
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20	3,390,000	3,357,632
6.300% due 11/12/40 ~	670,000	669,785
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	1,550,000	1,449,611
State Export-Import Bank of Ukraine JSC 8.750% due 01/22/18 ~	3,606,000	3,191,310
Ukraine Railways 9.500% due 05/21/18 ~	900,000	816,750
Vedanta Resources PLC 8.250% due 06/07/21 ~	2,500,000	2,529,688
9.500% due 07/18/18 ~	300,000	329,250
Zhaikmunai LP 7.125% due 11/13/19 ~	2,350,000	2,367,625

		42,421,264

United States - 0.7%

CEDC Finance Corp International Inc 8.000% due 04/30/18 §	1,950,070	1,709,874
NII Capital Corp 7.625% due 04/01/21	5,300,000	4,173,750
Pemex Project Funding Master Trust 5.750% due 03/01/18	1,135,000	1,248,500

		7,132,124

Venezuela - 0.6%

Petroleos de Venezuela SA 5.250% due 04/12/17 ~	2,000,000	1,640,000
5.375% due 04/12/27 ~	3,510,000	2,141,100
5.500% due 04/12/37 ~	1,350,000	803,250
12.750% due 02/17/22 ~	1,290,000	1,299,675

		5,884,025

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Vietnam - 0.1%

Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	$750,000	$766,875

Total Corporate Bonds & Notes (Cost $392,005,131)		374,357,405

CONVERTIBLE CORPORATE BONDS & NOTES - 0.2%

United Kingdom - 0.1%

Dana Gas Sukuk Ltd 7.000% due 10/31/17 ~	1,200,000	1,164,000

United States - 0.1%

CEDC Finance Corp International Inc 10.000% due 04/30/18	839,496	654,807

Total Convertible Corporate Bonds & Notes (Cost $1,741,083)		1,818,807

FOREIGN GOVERNMENT BONDS & NOTES - 52.6%

Argentina - 1.6%

Argentina Boden 7.000% due 10/03/15	8,015,000	6,855,942
Argentine Republic Government 2.500% due 12/31/38 §	1,613,000	532,290
8.280% due 12/31/33	11,637,412	6,576,950
8.750% due 06/02/17	1,503,000	1,146,037

		15,111,219

Belarus - 0.9%

Republic of Belarus 8.750% due 08/03/15 ~	3,300,000	3,324,750
8.950% due 01/26/18 ~	5,880,000	5,894,700

		9,219,450

Bolivia - 0.1%

Bolivian Government 4.875% due 10/29/22 ~	1,150,000	1,083,875

Brazil - 4.4%

Banco Nacional de Desenvolvimento Economico e Social 5.500% due 07/12/20 ~	580,000	601,750
6.500% due 06/10/19 ~	3,010,000	3,295,950
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 08/15/20 ^	BRL 10,490,000	11,414,196
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/21	14,700,000	6,294,936
Brazilian Government 2.625% due 01/05/23	$1,900,000	1,657,750
4.875% due 01/22/21	6,780,000	7,271,550
5.875% due 01/15/19	1,020,000	1,166,880
8.250% due 01/20/34	3,345,000	4,448,850
8.875% due 04/15/24	1,550,000	2,146,750
10.125% due 05/15/27	2,930,000	4,556,150

		42,854,762

Chile - 0.1%

Chile Government 3.250% due 09/14/21	830,000	834,150

	Principal Amount	Value
Colombia - 2.2%

Colombia Government 4.375% due 07/12/21	$2,110,000	$2,202,840
6.125% due 01/18/41	5,620,000	6,294,400
7.375% due 03/18/19	2,870,000	3,504,270
7.375% due 09/18/37	1,700,000	2,184,500
8.125% due 05/21/24	2,880,000	3,830,400
11.750% due 02/25/20	2,325,000	3,441,000

		21,457,410

Costa Rica - 0.4%

Costa Rica Government 4.250% due 01/26/23 ~	2,340,000	2,176,200
4.375% due 04/30/25 ~	1,000,000	925,000
5.625% due 04/30/43 ~	1,000,000	915,000

		4,016,200

Croatia - 1.5%

Croatia Government 6.250% due 04/27/17 ~	2,060,000	2,164,875
6.375% due 03/24/21 ~	6,880,000	7,232,600
6.625% due 07/14/20 ~	3,192,000	3,401,140
6.750% due 11/05/19 ~	1,760,000	1,887,459

		14,686,074

Dominican Republic - 0.6%

Dominican Republic 5.875% due 04/18/24 ~	2,710,000	2,621,925
7.500% due 05/06/21 ~	3,320,000	3,593,900

		6,215,825

Ecuador - 0.1%

Ecuador Government 9.375% due 12/15/15	1,270,000	1,323,975

Egypt - 0.2%

Egypt Government 5.750% due 04/29/20 ~	1,820,000	1,442,714
6.875% due 04/30/40 ~	360,000	258,372

		1,701,086

El Salvador - 0.5%

El Salvador Government 5.875% due 01/30/25 ~	1,620,000	1,583,550
7.375% due 12/01/19 ~	580,000	642,350
7.625% due 02/01/41 ~	733,000	720,172
7.650% due 06/15/35 ~	1,810,000	1,778,325
8.250% due 04/10/32 ~	525,000	552,563

		5,276,960

Gabon - 0.1%

Gabonese Republic 8.200% due 12/12/17 ~	550,000	624,250

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	1,455,000	1,571,400

Ghana - 0.2%

Republic of Ghana 8.500% due 10/04/17 ~	1,600,000	1,696,000

Guatemala - 0.2%

Guatemala Government 4.875% due 02/13/28 ~	2,100,000	1,921,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Hungary - 1.2%

Hungary Government 5.375% due 02/21/23	$1,650,000	$1,596,375
6.250% due 01/29/20	3,210,000	3,370,500
6.375% due 03/29/21	3,628,000	3,791,260
7.625% due 03/29/41	3,040,000	3,188,960

		11,947,095

Indonesia - 2.2%

Indonesia Government 4.875% due 05/05/21 ~	2,250,000	2,314,687
5.875% due 03/13/20 ~	2,220,000	2,414,250
6.625% due 02/17/37 ~	620,000	678,125
6.875% due 01/17/18 ~	3,800,000	4,284,500
7.750% due 01/17/38 ~	2,940,000	3,645,600
8.500% due 10/12/35 ~	3,700,000	4,893,250
11.625% due 03/04/19 ~	2,030,000	2,770,950

		21,001,362

Iraq - 0.8%

Republic of Iraq 5.800% due 01/15/28 ~	8,900,000	7,453,750

Ivory Coast - 1.3%

Ivory Coast Government 5.750% due 12/31/32 ~	15,420,000	12,760,050

Kazakhstan - 0.2%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	1,580,000	1,651,100

Latvia - 0.3%

Republic of Latvia 2.750% due 01/12/20 ~	3,040,000	2,827,200

Lebanon - 1.2%

Lebanon Government 5.150% due 11/12/18 ~	560,000	536,200
6.100% due 10/04/22 ~	5,055,000	4,713,787
6.375% due 03/09/20	2,860,000	2,738,450
6.600% due 11/27/26 ~	2,000,000	1,875,000
8.250% due 04/12/21 ~	1,110,000	1,187,700
8.500% due 01/19/16 ~	300,000	321,750

		11,372,887

Lithuania - 1.6%

Lithuania Government 5.125% due 09/14/17 ~	1,260,000	1,352,169
6.125% due 03/09/21 ~	3,295,000	3,690,400
6.625% due 02/01/22 ~	4,450,000	5,128,625
7.375% due 02/11/20 ~	4,790,000	5,712,075

		15,883,269

Malaysia - 0.2%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	1,450,000	1,527,410

Mexico - 5.3%

Mexican Bonos 5.000% due 06/15/17	MXN 242,000,000	18,749,278
7.750% due 05/29/31	51,600,000	4,420,887
8.500% due 05/31/29	48,500,000	4,470,937
10.000% due 11/20/36	126,000,000	12,974,107

	Principal Amount	Value
Mexico Government 4.750% due 03/08/44	$2,082,000	$1,863,390
5.750% due 10/12/10	2,014,000	1,847,845
5.950% due 03/19/19	1,710,000	1,965,645
6.050% due 01/11/40	1,630,000	1,784,850
6.750% due 09/27/34	2,660,000	3,152,100

		51,229,039

Mongolia - 0.1%

Mongolia Government 5.125% due 12/05/22 ~	1,250,000	1,112,500

Morocco - 0.4%

Morocco Government 4.250% due 12/11/22 ~	2,630,000	2,328,076
5.500% due 12/11/42 ~	1,460,000	1,226,692

		3,554,768

Nigeria - 0.1%

Nigeria Government 6.750% due 01/28/21 ~	1,410,000	1,480,500

Pakistan - 0.4%

Pakistan Government 6.875% due 06/01/17 ~	1,240,000	1,165,600
7.125% due 03/31/16 ~	2,770,000	2,659,200

		3,824,800

Panama - 0.8%

Panama Government 4.300% due 04/29/53	490,000	395,675
6.700% due 01/26/36	2,940,000	3,432,450
7.125% due 01/29/26	300,000	369,000
8.875% due 09/30/27	1,230,000	1,706,625
9.375% due 04/01/29	1,000,000	1,455,000

		7,358,750

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	1,950,000	1,901,250

Peru - 1.2%

Peruvian Government 7.125% due 03/30/19	655,000	795,825
7.350% due 07/21/25	4,695,000	6,033,075
8.750% due 11/21/33	3,105,000	4,533,300

		11,362,200

Philippines - 2.0%

Philippine Government 4.000% due 01/15/21	4,350,000	4,611,000
5.500% due 03/30/26	520,000	595,400
7.750% due 01/14/31	3,415,000	4,520,606
8.375% due 06/17/19	1,430,000	1,859,000
9.500% due 02/02/30	3,425,000	5,150,344
10.625% due 03/16/25	1,470,000	2,337,300

		19,073,650

Poland - 1.2%

Poland Government 3.000% due 03/17/23	3,190,000	2,886,950
5.000% due 03/23/22	5,050,000	5,441,375
6.375% due 07/15/19	2,980,000	3,483,054

		11,811,379

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Qatar - 0.1%

Qatar Government 6.400% due 01/20/40 ~	$1,040,000	$1,224,600

Romania - 1.5%

Romanian Government 4.375% due 08/22/23 ~	6,990,000	6,675,590
6.750% due 02/07/22 ~	7,414,000	8,293,300

		14,968,890

Russia - 3.2%

Russian Federal 6.800% due 12/11/19	RUB 565,090,000	16,940,876
Russian Foreign 5.000% due 04/29/20 ~	$700,000	751,100
5.625% due 04/04/42 ~	600,000	624,000
7.500% due 03/31/30 ~	10,571,550	12,403,071

		30,719,047

Senegal - 0.2%

Senegal Government 8.750% due 05/13/21 ~	1,690,000	1,766,050

Serbia - 0.5%

Republic of Serbia 4.875% due 02/25/20 ~	1,850,000	1,688,125
7.250% due 09/28/21 ~	2,900,000	2,997,875

		4,686,000

South Africa - 1.1%

South Africa Government
5.500% due 03/09/20	2,580,000	2,731,575
5.875% due 05/30/22	3,000,000	3,225,000
6.250% due 03/08/41	619,000	665,425
6.875% due 05/27/19	3,305,000	3,759,438

		10,381,438

Sri Lanka - 0.5%

Sri Lanka Government
5.875% due 07/25/22 ~	900,000	859,500
6.250% due 10/04/20 ~	1,727,000	1,727,000
6.250% due 07/27/21 ~	1,610,000	1,601,950
7.400% due 01/22/15 ~	740,000	784,400

		4,972,850

Turkey - 3.6%

Turkey Government
3.250% due 03/23/23	2,650,000	2,325,375
4.875% due 04/16/43	2,000,000	1,730,000
5.625% due 03/30/21	850,000	911,625
6.000% due 01/14/41	2,785,000	2,788,481
6.250% due 09/26/22	1,100,000	1,221,000
6.750% due 04/03/18	5,216,000	5,868,000
6.750% due 05/30/40	1,360,000	1,507,900
6.875% due 03/17/36	2,620,000	2,931,125
7.000% due 09/26/16	1,800,000	2,014,380
7.000% due 03/11/19	1,156,000	1,327,955
7.000% due 06/05/20	440,000	509,300
7.250% due 03/05/38	970,000	1,132,475
7.375% due 02/05/25	3,785,000	4,494,687
7.500% due 07/14/17	1,820,000	2,095,275
7.500% due 11/07/19	545,000	644,463
8.000% due 02/14/34	1,375,000	1,715,313
11.875% due 01/15/30	770,000	1,295,525

		34,512,879

	Principal Amount	Value
Ukraine - 2.2%

Ukraine Government 6.250% due 06/17/16 ~	$1,180,000	$1,100,350
7.500% due 04/17/23 ~	1,700,000	1,500,250
7.750% due 09/23/20 ~	1,515,000	1,390,013
7.800% due 11/28/22 ~	6,805,000	6,107,487
7.950% due 02/23/21 ~	2,840,000	2,627,000
9.250% due 07/24/17 ~	8,560,000	8,581,400

		21,306,500

United Arab Emirates - 0.5%

Emirate of Dubai Government 5.250% due 01/30/43 ~	1,440,000	1,224,000
7.750% due 10/05/20 ~	3,195,000	3,698,213

		4,922,213

Uruguay - 1.3%

Uruguay Government 4.125% due 11/20/45	2,737,602	2,258,522
7.625% due 03/21/36	1,640,000	2,078,700
7.875% due 01/15/33	3,120,000	3,978,000
8.000% due 11/18/22	3,220,717	4,079,038

		12,394,260

Venezuela - 3.3%

Venezuela Government 6.000% due 12/09/20 ~	1,820,000	1,337,700
7.650% due 04/21/25	1,015,000	761,250
7.750% due 10/13/19 ~	2,435,000	2,033,225
8.250% due 10/13/24 ~	2,035,000	1,587,300
8.500% due 10/08/14	1,900,000	1,895,250
9.000% due 05/07/23 ~	2,110,000	1,767,125
9.250% due 09/15/27	2,897,000	2,462,450
9.250% due 05/07/28 ~	2,030,000	1,664,600
10.750% due 09/19/13	835,000	841,262
11.750% due 10/21/26 ~	7,372,000	7,040,260
11.950% due 08/05/31 ~	8,367,300	8,032,608
12.750% due 08/23/22 ~	2,619,000	2,697,570

		32,120,600

Vietnam - 0.5%

Vietnam Government 6.750% due 01/29/20 ~	2,600,000	2,782,000
6.875% due 01/15/16 ~	1,660,000	1,759,600

		4,541,600

Zambia - 0.1%

Zambia Government 5.375% due 09/20/22 ~	1,000,000	893,749

Total Foreign Government Bonds & Notes (Cost $538,702,122)		508,137,771

PURCHASED OPTIONS - 0.0%
(See Note (g) in Notes to Schedule of Investments) (Cost $316,118)		162,129

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $29,937,294; collateralized by Fannie Mae: 2.230% due 12/06/22 and value $30,537,844)	$29,937,269	$29,937,269

Total Short-Term Investment (Cost $29,937,269)		29,937,269

TOTAL INVESTMENTS - 94.6% (Cost $962,701,723)		914,413,381

OTHER ASSETS & LIABILITIES, NET - 5.4%		51,841,723

NET ASSETS - 100.0%		$966,255,104

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Foreign Government Bonds & Notes	52.6%
Corporate Bonds & Notes	38.7%
Short-Term Investment	3.1%
Others (each less than 3.0%)	0.2%

94.6%
Other Assets & Liabilities, Net	5.4%

100.0%

(b)	As of June 30, 2013, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	3.3%
AA	0.8%
A	9.7%
BBB	25.3%
BB	20.2%
B	19.9%
CCC	0.7%
D	0.1%
Not Rated	20.0%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Investments with a total aggregate value of $2,786,000 or 0.3% of the portfolio’s net assets were in default as of June 30, 2013.

(e)	As of June 30, 2013, $1,850,000 in cash was segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(f)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	6,257,033	USD	2,850,000	08/13	JPM	($65,446)
CNY	24,166,100	USD	3,896,501	08/13	MSC	24,151
EUR	3,278,218	USD	4,271,836	07/13	DUB	(4,407)
MXN	241,186,750	USD	19,810,000	07/13	GSC	(1,235,924)
MXN	21,924,765	USD	1,710,000	07/13	JPM	(21,548)
MXN	43,542,298	USD	3,320,000	08/13	DUB	24,952
RUB	146,674,063	USD	4,582,777	08/13	BRC	(158,162)
USD	14,299,712	BRL	28,956,202	08/13	GSC	1,413,394
USD	15,719,158	BRL	31,838,368	08/13	MSC	1,550,195
USD	14,055,964	BRL	28,599,670	08/13	UBS	1,328,312
USD	3,909,170	CNY	24,166,100	08/13	MSC	(11,482)
USD	20,198,229	EUR	15,451,640	07/13	DUB	84,016
USD	3,086,643	GBP	2,020,862	07/13	DUB	13,430
USD	1,708,743	MXN	20,803,945	07/13	DUB	106,607
USD	760,000	MXN	9,434,260	07/13	MSC	33,456
USD	61,949,819	MXN	798,533,165	08/13	BRC	605,906
USD	17,335,973	RUB	573,014,567	07/13	CSF	(14,537)
USD	4,849,045	RUB	154,958,517	08/13	BRC	181,994

Total Forward Foreign Currency Contracts						$3,854,907

(g)	Purchased options outstanding as of June 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC Euro Versus U.S. Dollar	EUR 1.31	07/12/13	BOA	EUR 7,400,000	$146,593	$85,650
Put - OTC Euro Versus U.S. Dollar	1.27	09/18/13	BOA	7,600,000	169,525	76,479

					$316,118	$162,129

Total Purchased Options					$316,118	$162,129

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$374,357,405	$-	$374,357,405	$-
	Convertible Corporate Bonds & Notes	1,818,807	-	1,818,807	-
	Foreign Government Bonds & Notes	508,137,771	-	508,137,771	-
	Short-Term Investment	29,937,269	-	29,937,269	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,366,413	-	5,366,413	-
	Purchased Options	162,129	-	162,129	-

	Total Foreign Currency Contracts	5,528,542	-	5,528,542	-

	Total Assets	919,779,794	-	919,779,794	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,511,506)	-	(1,511,506)	-

	Total Liabilities	(1,511,506)	-	(1,511,506)	-

	Total	$918,268,288	$-	$918,268,288	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	4,308,902	$288,265,565

TOTAL INVESTMENTS - 100.0% (Cost $202,291,655)		288,265,565

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(126,934)

NET ASSETS - 100.0%		$288,138,631

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	16,746,345	$718,418,212

TOTAL INVESTMENTS - 100.0% (Cost $558,358,735)		718,418,212

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(290,070)

NET ASSETS - 100.0%		$718,128,142

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$288,265,565	$288,265,565	$-	$-

American Funds Growth-Income Portfolio
Assets	Mutual Fund	$718,418,212	$718,418,212	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”) (See Note 1 in Notes to Financial Statements). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Funds, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Consumer Discretionary - 16.2%

Carnival Corp (Panama)	522,567	$17,918,822
Comcast Corp ‘A’	744,668	31,186,696
General Motors Co *	1,265,216	42,144,345
Johnson Controls Inc	510,460	18,269,363
Kohl’s Corp	278,742	14,079,258
Lowe’s Cos Inc	188,273	7,700,366
Newell Rubbermaid Inc	372,214	9,770,618
News Corp ‘B’	1,019,896	33,472,987
Staples Inc	910,404	14,439,008
Target Corp	251,590	17,324,487
Time Warner Cable Inc	399,186	44,900,441
Time Warner Inc	239,342	13,838,755
Viacom Inc ‘B’	691,203	47,036,364

		312,081,510

Consumer Staples - 5.4%

Archer-Daniels-Midland Co	426,011	14,446,033
CVS Caremark Corp	545,411	31,186,601
Mondelez International Inc ‘A’	610,284	17,411,403
The Procter & Gamble Co	68,661	5,286,210
Tyson Foods Inc ‘A’	509,550	13,085,244
Unilever NV ‘NY’ (Netherlands)	453,090	17,810,968
Wal-Mart Stores Inc	63,141	4,703,373

		103,929,832

Energy - 14.4%

BP PLC ADR (United Kingdom)	928,253	38,745,280
Chevron Corp	213,140	25,222,988
Halliburton Co	929,563	38,781,368
Murphy Oil Corp	474,227	28,875,682
Noble Corp (Switzerland)	256,667	9,645,546
Occidental Petroleum Corp	276,831	24,701,630
QEP Resources Inc	767,301	21,315,622
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	433,701	27,670,124
Suncor Energy Inc (NYSE) (Canada)	562,770	16,596,087
Weatherford International Ltd * (Switzerland)	3,358,443	46,010,669

		277,564,996

Financials - 24.4%

Aflac Inc	180,238	10,475,433
Bank of America Corp	2,095,364	26,946,381
Citigroup Inc	1,664,776	79,859,305
Fifth Third Bancorp	1,183,604	21,364,052
JPMorgan Chase & Co	1,299,456	68,598,282
MetLife Inc	576,906	26,399,219
Morgan Stanley	1,135,566	27,741,877
State Street Corp	251,383	16,392,685
The Allstate Corp	772,233	37,159,852
The Bank of New York Mellon Corp	1,452,010	40,728,880
The Goldman Sachs Group Inc	137,660	20,821,075
The PNC Financial Services Group Inc	391,605	28,555,837
The Travelers Cos Inc	121,499	9,710,200
U.S. Bancorp	354,972	12,832,238
Wells Fargo & Co	1,018,868	42,048,682

		469,633,998

Health Care - 14.4%

Bristol-Myers Squibb Co	656,822	29,353,375
Cardinal Health Inc	336,292	15,872,983
GlaxoSmithKline PLC ADR (United Kingdom)	406,567	20,316,153
Merck & Co Inc	928,639	43,135,282
Novartis AG (Switzerland)	343,256	24,326,349
Pfizer Inc	1,212,298	33,956,467
Roche Holding AG ADR (Switzerland)	306,338	18,951,600

	Shares	Value
Sanofi ADR (France)	549,885	$28,324,576
UnitedHealth Group Inc	597,582	39,129,669
WellPoint Inc	294,392	24,093,041

		277,459,495

Industrials - 6.2%

Emerson Electric Co	403,155	21,988,074
General Electric Co	1,717,962	39,839,539
Honeywell International Inc	195,029	15,473,601
Ingersoll-Rand PLC (Ireland)	553,616	30,736,760
Textron Inc	441,241	11,494,328

		119,532,302

Information Technology - 10.8%

Cisco Systems Inc	974,108	23,680,566
Corning Inc	1,734,604	24,683,415
eBay Inc *	555,965	28,754,510
Hewlett-Packard Co	1,857,124	46,056,675
Intel Corp	476,736	11,546,546
Microsoft Corp	1,421,096	49,070,445
Yahoo! Inc *	973,086	24,434,189

		208,226,346

Materials - 2.2%

Alcoa Inc	2,172,260	16,987,073
International Paper Co	544,312	24,118,465

		41,105,538

Telecommunication Services - 1.9%

AT&T Inc	243,336	8,614,094
Verizon Communications Inc	263,980	13,288,753
Vodafone Group PLC ADR (United Kingdom)	528,471	15,188,257

		37,091,104

Utilities - 2.0%

FirstEnergy Corp	336,959	12,582,049
PPL Corp	828,722	25,077,128

		37,659,177

Total Common Stocks (Cost $1,414,481,431)		1,884,284,298

	Principal Amount
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $34,217,910; collateralized by Freddie Mac: 1.600% - 3.000% due 01/09/20 - 08/06/20 and value $34,902,313)	$34,217,882	34,217,882

Total Short-Term Investment (Cost $34,217,882)		34,217,882

TOTAL INVESTMENTS - 99.7% (Cost $1,448,699,313)		1,918,502,180

OTHER ASSETS & LIABILITIES, NET - 0.3%		5,527,811

NET ASSETS - 100.0%		$1,924,029,991

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.4%
Consumer Discretionary	16.2%
Energy	14.4%
Health Care	14.4%
Information Technology	10.8%
Industrials	6.2%
Consumer Staples	5.4%
Others (each less than 3.0%)	7.9%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	12,638,821	CHF	11,609,768	07/13	BNY	$346,135
USD	9,026,795	CHF	8,292,691	07/13	CIT	246,305
USD	13,988,247	CHF	12,843,729	07/13	SSB	389,015
USD	14,876,026	EUR	11,145,011	07/13	BNY	368,381
USD	19,145,898	EUR	14,345,064	07/13	CIB	472,691
USD	18,409,544	EUR	13,793,330	07/13	CIT	454,538
USD	12,213,245	EUR	9,149,389	07/13	SSB	303,334
USD	17,073,327	GBP	10,906,408	07/13	BNY	486,695
USD	23,047,562	GBP	14,723,650	07/13	CIB	655,609
USD	11,951,366	GBP	7,634,485	07/13	CIT	340,724
USD	11,547,754	GBP	7,375,316	07/13	SSB	331,260

Total Forward Foreign Currency Contracts						$4,394,687

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$312,081,510	$312,081,510	$-	$-
	Consumer Staples	103,929,832	103,929,832	-	-
	Energy	277,564,996	277,564,996	-	-
	Financials	469,633,998	469,633,998	-	-
	Health Care	277,459,495	253,133,146	24,326,349	-
	Industrials	119,532,302	119,532,302	-	-
	Information Technology	208,226,346	208,226,346	-	-
	Materials	41,105,538	41,105,538	-	-
	Telecommunication Services	37,091,104	37,091,104	-	-
	Utilities	37,659,177	37,659,177	-	-

		1,884,284,298	1,859,957,949	24,326,349	-
	Short-Term Investment	34,217,882	-	34,217,882	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,394,687	-	4,394,687	-

	Total	$1,922,896,867	$1,859,957,949	$62,938,918	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 13.5%

Carnival Corp (Panama)	218,600	$7,495,794
Family Dollar Stores Inc	56,800	3,539,208
Hasbro Inc	96,100	4,308,163
Johnson Controls Inc	167,100	5,980,509
Kohl’s Corp	149,400	7,546,194
L Brands Inc	66,100	3,255,425
Marriott International Inc ‘A’	92,800	3,746,336
Mattel Inc	137,700	6,239,187
McDonald’s Corp	63,000	6,237,000
Nike Inc ‘B’	64,800	4,126,464
Omnicom Group Inc	185,600	11,668,672
Ross Stores Inc	144,900	9,390,969
Target Corp	46,700	3,215,762
The Home Depot Inc	156,200	12,100,814
The Walt Disney Co	93,200	5,885,580
Time Warner Cable Inc	128,000	14,397,440
Time Warner Inc	195,800	11,321,156

		120,454,673

Consumer Staples - 9.1%

Colgate-Palmolive Co	64,100	3,672,289
Costco Wholesale Corp	41,100	4,544,427
General Mills Inc	138,900	6,740,817
Kellogg Co	112,100	7,200,183
McCormick & Co Inc	58,700	4,130,132
PepsiCo Inc	186,700	15,270,193
Pernod-Ricard SA (France)	72,953	8,085,977
Philip Morris International Inc	100,000	8,662,000
Sysco Corp	100,300	3,426,248
The Coca-Cola Co	102,000	4,091,220
The Procter & Gamble Co	51,000	3,926,490
Wal-Mart Stores Inc	115,000	8,566,350
Walgreen Co	73,100	3,231,020

		81,547,346

Energy - 7.7%

Chevron Corp	101,700	12,035,178
Diamond Offshore Drilling Inc	29,300	2,015,547
EQT Corp	77,900	6,182,923
Exxon Mobil Corp	135,700	12,260,495
Occidental Petroleum Corp	83,600	7,459,628
Phillips 66	67,800	3,994,098
Schlumberger Ltd (Netherlands)	119,400	8,556,204
Spectra Energy Corp	214,900	7,405,454
The Williams Cos Inc	219,206	7,117,618
WPX Energy Inc *	78,000	1,477,320

		68,504,465

Financials - 16.7%

American Express Co	140,700	10,518,732
Aon PLC (United Kingdom)	140,600	9,047,610
Franklin Resources Inc	29,600	4,026,192
General Growth Properties Inc REIT	241,300	4,794,631
JPMorgan Chase & Co	301,400	15,910,906
McGraw Hill Financial Inc	57,900	3,079,701
MetLife Inc	53,400	2,443,584
Morgan Stanley	134,100	3,276,063
Northern Trust Corp	109,800	6,357,420
State Street Corp	184,000	11,998,640
TD Ameritrade Holding Corp	183,900	4,466,931
The Allstate Corp	139,900	6,731,988
The Charles Schwab Corp	207,300	4,400,979
The Chubb Corp	114,300	9,675,495
The Goldman Sachs Group Inc	16,500	2,495,625
The PNC Financial Services Group Inc	159,000	11,594,280

	Shares	Value
U.S. Bancorp	433,800	$15,681,870
Waddell & Reed Financial Inc ‘A’	99,500	4,328,250
Wells Fargo & Co	338,000	13,949,260
Willis Group Holdings PLC (Ireland)	114,000	4,648,920

		149,427,077

Health Care - 14.3%

AmerisourceBergen Corp	122,300	6,828,009
Baxter International Inc	83,500	5,784,045
C.R. Bard Inc	43,200	4,694,976
CIGNA Corp	62,000	4,494,380
Covidien PLC (Ireland)	108,900	6,843,276
Covidien PLC # (Ireland)	11,200	640,640
DENTSPLY International Inc	262,000	10,731,520
Johnson & Johnson	107,300	9,212,778
McKesson Corp	106,600	12,205,700
Medtronic Inc	44,000	2,264,680
Merck & Co Inc	284,900	13,233,605
Pfizer Inc	772,100	21,626,521
Stryker Corp	96,200	6,222,216
Thermo Fisher Scientific Inc	145,700	12,330,591
UnitedHealth Group Inc	159,400	10,437,512
Zoetis Inc	14,000	432,460

		127,982,909

Industrials - 13.4%

C.H. Robinson Worldwide Inc	34,000	1,914,540
Danaher Corp	246,500	15,603,450
Deere & Co	30,200	2,453,750
Eaton Corp PLC (Ireland)	92,199	6,067,616
Equifax Inc	95,000	5,598,350
Expeditors International of Washington Inc	90,500	3,439,905
Fastenal Co	162,000	7,427,700
Fluor Corp	42,300	2,508,813
Illinois Tool Works Inc	77,400	5,353,758
Iron Mountain Inc	110,411	2,938,037
Norfolk Southern Corp	101,600	7,381,240
Pall Corp	121,700	8,084,531
Republic Services Inc	105,500	3,580,670
Robert Half International Inc	83,500	2,774,705
Rockwell Collins Inc	38,300	2,428,603
Roper Industries Inc	102,500	12,732,550
Stanley Black & Decker Inc	29,500	2,280,350
Tyco International Ltd (Switzerland)	145,300	4,787,635
United Parcel Service Inc ‘B’	84,900	7,342,152
United Technologies Corp	157,900	14,675,226

		119,373,581

Information Technology - 10.9%

Accenture PLC ‘A’ (Ireland)	179,500	12,916,820
Analog Devices Inc	57,100	2,572,926
Apple Inc	13,100	5,188,648
Applied Materials Inc	295,900	4,411,869
Automatic Data Processing Inc	178,400	12,284,624
Cisco Systems Inc	294,300	7,154,433
Linear Technology Corp	37,700	1,388,868
Microchip Technology Inc	95,100	3,542,475
Microsoft Corp	285,500	9,858,315
QUALCOMM Inc	61,800	3,774,744
Texas Instruments Inc	346,700	12,089,429
The Western Union Co	87,700	1,500,547
Visa Inc ‘A’	88,900	16,246,475
Xilinx Inc	115,400	4,570,994

		97,501,167

Materials - 5.4%

Air Products & Chemicals Inc	29,700	2,719,629
Ecolab Inc	104,700	8,919,393
Nucor Corp	96,800	4,193,376

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	104,700	$3,992,211
Praxair Inc	97,600	11,239,616
Sigma-Aldrich Corp	93,600	7,521,696
The Sherwin-Williams Co	51,600	9,112,560

		47,698,481

Telecommunication Services - 3.3%

AT&T Inc	262,300	9,285,420
Crown Castle International Corp *	211,200	15,288,768
Vodafone Group PLC ADR (United Kingdom)	155,600	4,471,944

		29,046,132

Utilities - 1.2%

Entergy Corp	77,500	5,400,200
Sempra Energy	67,800	5,543,328

		10,943,528

Total Common Stocks (Cost $644,385,765)		852,479,359

	Principal Amount

SHORT-TERM INVESTMENT - 4.6%

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $41,125,799; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $41,948,975)	$41,125,765	41,125,765

Total Short-Term Investment (Cost $41,125,765)		41,125,765

TOTAL INVESTMENTS - 100.1% (Cost $685,511,530)		893,605,124

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,151,242)

NET ASSETS - 100.0%		$892,453,882

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	16.7%
Health Care	14.3%
Consumer Discretionary	13.5%
Industrials	13.4%
Information Technology	10.9%
Consumer Staples	9.1%
Energy	7.7%
Materials	5.4%
Short-Term Investment	4.6%
Telecommunication Services	3.3%
Others (each less than 3.0%)	1.2%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$120,454,673	$120,454,673	$-	$-
	Consumer Staples	81,547,346	73,461,369	8,085,977	-
	Energy	68,504,465	68,504,465	-	-
	Financials	149,427,077	149,427,077	-	-
	Health Care	127,982,909	127,982,909	-	-
	Industrials	119,373,581	119,373,581	-	-
	Information Technology	97,501,167	97,501,167	-	-
	Materials	47,698,481	47,698,481	-	-
	Telecommunication Services	29,046,132	29,046,132	-	-
	Utilities	10,943,528	10,943,528	-	-

		852,479,359	844,393,382	8,085,977	-
	Short-Term Investment	41,125,765	-	41,125,765	-

	Total	$893,605,124	$844,393,382	$49,211,742	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Consumer Discretionary - 12.0%

Amazon.com Inc *	45,588	$12,659,332
Comcast Corp ‘A’	329,639	13,805,281
McDonald’s Corp	125,494	12,423,906
The Home Depot Inc	182,856	14,165,854
The Walt Disney Co	225,435	14,236,220
Other securities		151,205,323

		218,495,916

Consumer Staples - 10.3%

Altria Group Inc	251,429	8,797,501
CVS Caremark Corp	153,260	8,763,407
PepsiCo Inc	193,575	15,832,499
Philip Morris International Inc	204,728	17,733,539
The Coca-Cola Co	479,459	19,231,100
The Procter & Gamble Co	343,087	26,414,268
Wal-Mart Stores Inc	205,082	15,276,558
Other securities		75,772,531

		187,821,403

Energy - 10.4%

Chevron Corp	242,720	28,723,485
ConocoPhillips	153,044	9,259,162
Exxon Mobil Corp	556,599	50,288,720
Occidental Petroleum Corp	100,844	8,998,310
Schlumberger Ltd (Netherlands)	166,414	11,925,227
Other securities		79,453,675

		188,648,579

Financials - 16.4%

American Express Co	119,642	8,944,436
American International Group Inc *	184,796	8,260,381
Bank of America Corp	1,349,455	17,353,991
Berkshire Hathaway Inc ‘B’ *	228,359	25,557,939
Citigroup Inc	380,900	18,271,773
JPMorgan Chase & Co	473,135	24,976,797
The Goldman Sachs Group Inc	53,948	8,159,635
U.S. Bancorp	231,523	8,369,556
Wells Fargo & Co	616,585	25,446,463
Other securities		153,088,711

		298,429,682

Health Care - 12.5%

AbbVie Inc	198,238	8,195,159
Amgen Inc	93,877	9,261,905
Bristol-Myers Squibb Co	205,603	9,188,398
Gilead Sciences Inc *	190,933	9,777,679
Johnson & Johnson	351,615	30,189,664
Merck & Co Inc	377,987	17,557,496
Pfizer Inc	835,328	23,397,537
UnitedHealth Group Inc	127,676	8,360,224
Other securities		111,949,701

		227,877,763

Industrials - 10.0%

3M Co	79,482	8,691,357
General Electric Co	1,294,369	30,016,417
The Boeing Co	85,469	8,755,444
Union Pacific Corp	58,428	9,014,272
United Technologies Corp	105,866	9,839,186
Other securities		115,707,929

		182,024,605

Information Technology - 17.5%

Apple Inc	117,500	46,539,400
Cisco Systems Inc	668,987	16,263,074
Google Inc ‘A’ *	33,639	29,614,766
Intel Corp	622,251	15,070,919
International Business Machines Corp	130,470	24,934,122

	Shares	Value
Microsoft Corp	940,849	$32,487,516
Oracle Corp	459,936	14,129,234
QUALCOMM Inc	216,283	13,210,566
Visa Inc ‘A’	63,439	11,593,477
Other securities		114,844,498

		318,687,572

Materials - 3.2%

Other securities		58,605,756

Telecommunication Services - 2.8%

AT&T Inc	673,460	23,840,484
Verizon Communications Inc	358,147	18,029,120
Other securities		9,078,311

		50,947,915

Utilities - 3.3%

Other securities		59,340,845

Total Common Stocks (Cost $1,080,021,325)		1,790,880,036

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $27,414,606; collateralized by Freddie Mac: 1.600% - 1.650% due 11/15/19 - 01/09/20 and value $27,967,019)	$27,414,583	27,414,583

Total Short-Term Investment (Cost $27,414,583)		27,414,583

TOTAL INVESTMENTS - 99.9% (Cost $1,107,435,908)		1,818,294,619

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,348,112

NET ASSETS - 100.0%		$1,820,642,731

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	17.5%
Financials	16.4%
Health Care	12.5%
Consumer Discretionary	12.0%
Energy	10.4%
Consumer Staples	10.3%
Industrials	10.0%
Utilities	3.3%
Materials	3.2%
Others (each less than 3.0%)	4.3%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(c)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2013.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(e)	As of June 30, 2013, $1,670,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P 500 E-Mini (09/13)	GSC	384	$30,540,340	$166,220

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,790,880,036	$1,790,880,036	$-	$-
	Short-Term Investment	27,414,583	-	27,414,583	-
	Derivatives:
	Equity Contracts
	Futures	166,220	166,220	-	-

	Total	$1,818,460,839	$1,791,046,256	$27,414,583	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FOCUSED 30 PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer Discretionary - 18.8%

Amazon.com Inc *	4,171	$1,158,245
Cie Financiere Richemont SA ‘A’ (Switzerland)	42,410	3,720,274
Delphi Automotive PLC (United Kingdom)	37,905	1,921,404
MGM Resorts International *	209,923	3,102,662
News Corp ‘A’	132,368	4,315,197
Prada SPA (Italy)	149,300	1,345,020
priceline.com Inc *	2,693	2,227,461
The TJX Cos Inc	44,276	2,216,457

		20,006,720

Consumer Staples - 5.8%

Davide Campari-Milano SPA (Italy)	219,530	1,586,156
Monster Beverage Corp *	57,490	3,493,667
Pernod-Ricard SA (France)	10,476	1,161,141

		6,240,964

Financials - 7.7%

AIA Group Ltd (Hong Kong)	498,600	2,095,399
Prudential PLC (United Kingdom)	163,467	2,687,339
U.S. Bancorp	93,652	3,385,520

		8,168,258

Health Care - 26.5%

Celgene Corp *	50,229	5,872,272
DaVita HealthCare Partners Inc *	17,314	2,091,531
Express Scripts Holding Co *	107,804	6,650,429
Gilead Sciences Inc *	44,214	2,264,199
Intuitive Surgical Inc *	512	259,369
Medivation Inc *	67,477	3,319,868
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	25,585	2,202,357
Vertex Pharmaceuticals Inc *	21,238	1,696,279
Zoetis Inc	126,677	3,913,053

		28,269,357

Industrials - 4.0%

FANUC Corp (Japan)	22,500	3,262,662
Precision Castparts Corp	4,437	1,002,806

		4,265,468

Information Technology - 30.3%

Amphenol Corp ‘A’	21,603	1,683,738
Apple Inc	12,504	4,952,584
CoStar Group Inc *	25,799	3,329,877
eBay Inc *	63,228	3,270,152
EMC Corp	125,054	2,953,775
Google Inc ‘A’ *	5,073	4,466,117
MasterCard Inc ‘A’	3,935	2,260,657
TE Connectivity Ltd (Switzerland)	68,953	3,140,120
Trimble Navigation Ltd *	98,196	2,554,078
VistaPrint NV * (Netherlands)	45,910	2,266,577
VMware Inc ‘A’ *	22,050	1,477,130

		32,354,805

Materials - 2.5%

Monsanto Co	21,416	2,115,901
Turquoise Hill Resources Ltd (XNYS) * (Canada)	84,447	500,770

		2,616,671

Telecommunication Services - 3.7%

Crown Castle International Corp *	31,945	2,312,499
Iliad SA (France)	7,616	1,643,185

		3,955,684

Total Common Stocks (Cost $84,266,472)		105,877,927

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

State Street Bank & Trust Co 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $1,172,648; collateralized by Freddie Mac: 2.070% due 11/07/22 and value $1,197,738)	$1,172,647	$1,172,647

Total Short-Term Investment (Cost $1,172,647)		1,172,647

TOTAL INVESTMENTS - 100.4% (Cost $85,439,119)		107,050,574

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(377,105)

NET ASSETS - 100.0%		$106,673,469

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	30.3%
Health Care	26.5%
Consumer Discretionary	18.8%
Financials	7.7%
Consumer Staples	5.8%
Industrials	4.0%
Telecommunication Services	3.7%
Others (each less than 3.0%)	3.6%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

FOCUSED 30 PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$20,006,720	$14,941,426	$5,065,294	$-
	Consumer Staples	6,240,964	3,493,667	2,747,297	-
	Financials	8,168,258	3,385,520	4,782,738	-
	Health Care	28,269,357	28,269,357	-	-
	Industrials	4,265,468	1,002,806	3,262,662	-
	Information Technology	32,354,805	32,354,805	-	-
	Materials	2,616,671	2,616,671	-	-
	Telecommunication Services	3,955,684	2,312,499	1,643,185	-

		105,877,927	88,376,751	17,501,176	-
	Short-Term Investment	1,172,647	-	1,172,647	-

	Total	$107,050,574	$88,376,751	$18,673,823	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

GROWTH PORTFOLIO (Formerly Growth LT Portfolio)

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 22.9%

Amazon.com Inc *	55,062	$15,290,167
AutoZone Inc *	14,137	5,989,706
Comcast Corp - Special ‘A’	252,350	10,010,725
Discovery Communications Inc ‘A’ *	137,670	10,629,501
Las Vegas Sands Corp	176,790	9,357,495
LKQ Corp *	135,090	3,478,568
LVMH Moet Hennessy Louis Vuitton SA (France)	34,205	5,508,248
Michael Kors Holdings Ltd * (United Kingdom)	62,970	3,905,399
Netflix Inc *	8,300	1,752,047
News Corp ‘A’	575,920	18,774,992
Nike Inc ‘B’	96,940	6,173,139
PetSmart Inc	70,960	4,753,610
Polaris Industries Inc	57,150	5,429,250
priceline.com Inc *	18,039	14,920,598
Ross Stores Inc	159,640	10,346,268
Starbucks Corp	142,600	9,338,874
Target Corp	150,260	10,346,904
The Walt Disney Co	194,310	12,270,676
Tiffany & Co	95,590	6,962,776
Time Warner Cable Inc	63,600	7,153,728
Time Warner Inc	110,210	6,372,342
Tractor Supply Co	39,375	4,630,894
VF Corp	39,571	7,639,577
Viacom Inc ‘B’	104,620	7,119,391
Wynn Resorts Ltd	77,667	9,941,376
Yum! Brands Inc	65,760	4,559,798

		212,656,049

Consumer Staples - 7.1%

Costco Wholesale Corp	80,489	8,899,669
CVS Caremark Corp	81,720	4,672,750
Danone SA (France)	63,098	4,732,395
Diageo PLC (United Kingdom)	210,021	6,024,082
Mead Johnson Nutrition Co	109,240	8,655,085
Mondelez International Inc ‘A’	290,330	8,283,115
Pernod-Ricard SA (France)	44,487	4,930,858
Philip Morris International Inc	106,950	9,264,009
The Estee Lauder Cos Inc ‘A’	153,280	10,081,225

		65,543,188

Energy - 5.7%

Anadarko Petroleum Corp	92,480	7,946,807
Cabot Oil & Gas Corp	87,610	6,222,062
Cameron International Corp *	73,870	4,517,889
Dresser-Rand Group Inc *	133,270	7,993,535
FMC Technologies Inc *	78,780	4,386,470
Kinder Morgan Inc	95,920	3,659,348
Noble Energy Inc	104,427	6,269,797
Pioneer Natural Resources Co	82,235	11,903,516

		52,899,424

Financials - 7.5%

ACE Ltd (Switzerland)	37,260	3,334,025
Affiliated Managers Group Inc *	60,009	9,837,875
American Express Co	153,210	11,453,980
American Tower Corp REIT	288,400	21,102,228
BlackRock Inc	35,199	9,040,863
IntercontinentalExchange Inc *	55,299	9,829,950
Morgan Stanley	220,650	5,390,479

		69,989,400

Health Care - 16.1%

Abbott Laboratories	152,970	5,335,594
Alexion Pharmaceuticals Inc *	80,110	7,389,346

	Shares	Value
Allergan Inc	28,185	$2,374,304
Biogen Idec Inc *	63,876	13,746,115
Bristol-Myers Squibb Co	238,580	10,662,140
Catamaran Corp (NASDAQ) * (Canada)	139,880	6,814,954
Celgene Corp *	103,237	12,069,438
Cerner Corp *	74,750	7,182,728
Covidien PLC (Ireland)	158,930	9,987,161
Express Scripts Holding Co *	179,360	11,064,718
Gilead Sciences Inc *	231,680	11,864,333
Illumina Inc *	55,850	4,179,814
Intuitive Surgical Inc *	6,446	3,265,415
Perrigo Co	36,653	4,435,013
Regeneron Pharmaceuticals Inc *	19,489	4,382,686
The Cooper Cos Inc	36,243	4,314,729
Thermo Fisher Scientific Inc	227,930	19,289,716
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	91,630	7,887,510
Zoetis Inc	105,740	3,266,309

		149,512,023

Industrials - 12.6%

AMETEK Inc	171,780	7,266,294
Cummins Inc	35,542	3,854,885
Danaher Corp	386,560	24,469,248
Expeditors International of Washington Inc	173,250	6,585,233
Fluor Corp	19,110	1,133,414
Honeywell International Inc	133,940	10,626,800
Joy Global Inc	59,250	2,875,403
Kansas City Southern	64,143	6,796,592
Precision Castparts Corp	101,445	22,927,584
Roper Industries Inc	61,509	7,640,648
Stanley Black & Decker Inc	106,230	8,211,579
Union Pacific Corp	40,343	6,224,118
Verisk Analytics Inc ‘A’ *	135,070	8,063,679

		116,675,477

Information Technology - 24.8%

Altera Corp	233,410	7,700,196
Apple Inc	36,036	14,273,139
Autodesk Inc *	100,370	3,406,558
Citrix Systems Inc *	133,480	8,052,848
Cognizant Technology Solutions Corp ‘A’ *	123,160	7,711,048
eBay Inc *	301,370	15,586,856
EMC Corp	756,550	17,869,711
Facebook Inc ‘A’ *	186,760	4,642,854
FleetCor Technologies Inc *	80,600	6,552,780
Google Inc ‘A’ *	47,448	41,771,796
Linear Technology Corp	136,060	5,012,450
LinkedIn Corp ‘A’ *	27,838	4,963,515
MasterCard Inc ‘A’	30,916	17,761,242
NXP Semiconductor NV * (Netherlands)	103,720	3,213,246
Oracle Corp	441,920	13,575,782
PTC Inc *	93,170	2,285,460
QUALCOMM Inc	305,920	18,685,594
salesforce.com inc *	120,419	4,597,597
TIBCO Software Inc *	85,700	1,833,980
Visa Inc ‘A’	135,214	24,710,359
VMware Inc ‘A’ *	31,070	2,081,379
Yahoo! Inc *	174,910	4,391,990

		230,680,380

Materials - 2.0%

Airgas Inc	65,780	6,279,359
Monsanto Co	94,877	9,373,848
Praxair Inc	28,096	3,235,535

		18,888,742

Total Common Stocks (Cost $885,802,471)		916,844,683

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.3%

Commercial Paper - 0.5%

HSBC USA Inc
0.051% due 07/01/13	$4,383,000	$4,383,000

Repurchase Agreement - 0.8%

State Street Bank & Trust Co 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $7,094,001; collateralized by Freddie Mac: 2.000% - 2.070% due 11/07/22 - 01/30/23 and value $7,238,336)	7,093,995	7,093,995

Total Short-Term Investments (Cost $11,476,995)		11,476,995

TOTAL INVESTMENTS - 100.0% (Cost $897,279,466)		928,321,678

OTHER ASSETS & LIABILITIES, NET - 0.0%		22,285

NET ASSETS - 100.0%		$928,343,963

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	24.8%
Consumer Discretionary	22.9%
Health Care	16.1%
Industrials	12.6%
Financials	7.5%
Consumer Staples	7.1%
Energy	5.7%
Others (each less than 3.0%)	3.3%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$212,656,049	$207,147,801	$5,508,248	$-
	Consumer Staples	65,543,188	49,855,853	15,687,335	-
	Energy	52,899,424	52,899,424	-	-
	Financials	69,989,400	69,989,400	-	-
	Health Care	149,512,023	149,512,023	-	-
	Industrials	116,675,477	116,675,477	-	-
	Information Technology	230,680,380	230,680,380	-	-
	Materials	18,888,742	18,888,742	-	-

		916,844,683	895,649,100	21,195,583	-
	Short-Term Investments	11,476,995	-	11,476,995	-

	Total	$928,321,678	$895,649,100	$32,672,578	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Consumer Discretionary - 26.6%

Amazon.com Inc *	191,700	$53,233,173
CarMax Inc *	237,916	10,982,203
Comcast Corp 'A'	643,114	26,933,614
Expedia Inc	444,600	26,742,690
Las Vegas Sands Corp	130,717	6,918,851
Liberty Global PLC 'A' * (United Kingdom)	402,500	29,817,200
Nike Inc 'B'	207,404	13,207,487
Ralph Lauren Corp	119,500	20,761,930
Sirius XM Radio Inc	8,961,300	30,020,355
The Home Depot Inc	401,047	31,069,111
The Walt Disney Co	444,000	28,038,600
Time Warner Inc	273,000	15,784,860
Under Armour Inc 'A' *	255,300	15,243,963
Viacom Inc 'B'	491,525	33,448,276

		342,202,313

Consumer Staples - 5.7%

CVS Caremark Corp	364,880	20,863,838
Mead Johnson Nutrition Co	208,522	16,521,198
Mondelez International Inc 'A'	443,652	12,657,392
The Estee Lauder Cos Inc 'A'	347,111	22,829,490

		72,871,918

Energy - 4.5%

Cabot Oil & Gas Corp	121,900	8,657,338
EOG Resources Inc	78,051	10,277,756
FMC Technologies Inc *	487,400	27,138,432
Gulfport Energy Corp *	255,600	12,031,092

		58,104,618

Financials - 6.1%

American International Group Inc *	453,782	20,284,055
CME Group Inc 'A'	146,171	11,106,073
Discover Financial Services	468,830	22,335,061
Moody's Corp	237,400	14,464,782
U.S. Bancorp	268,388	9,702,226

		77,892,197

Health Care - 14.6%

Abbott Laboratories	907,600	31,657,088
AbbVie Inc	679,900	28,107,066
Alexion Pharmaceuticals Inc *	71,592	6,603,646
Allergan Inc	328,709	27,690,446
Catamaran Corp (NASDAQ) * (Canada)	424,437	20,678,570
Gilead Sciences Inc *	469,300	24,032,853
Intuitive Surgical Inc *	32,265	16,344,804
United Therapeutics Corp *	233,752	15,385,557
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	193,534	16,659,407

		187,159,437

Industrials - 13.8%

Danaher Corp	237,176	15,013,241
Eaton Corp PLC (Ireland)	496,400	32,668,084
Precision Castparts Corp	147,645	33,369,246
Roper Industries Inc	109,200	13,564,824
Union Pacific Corp	165,860	25,588,881
United Continental Holdings Inc *	412,215	12,898,207
United Rentals Inc *	164,427	8,206,552
United Technologies Corp	232,200	21,580,668
Verisk Analytics Inc 'A' *	240,200	14,339,940

		177,229,643

Information Technology - 28.3%

Alliance Data Systems Corp *	84,600	15,315,138
Autodesk Inc *	287,529	9,758,734

	Shares	Value
Cisco Systems Inc	1,092,039	$26,547,468
Citrix Systems Inc *	208,249	12,563,662
eBay Inc *	737,300	38,133,156
Equinix Inc *	78,750	14,546,700
Gartner Inc *	296,100	16,874,739
Google Inc 'A' *	88,600	78,000,782
LinkedIn Corp 'A' *	126,093	22,482,382
MasterCard Inc 'A'	32,894	18,897,603
Microsoft Corp	952,277	32,882,125
Splunk Inc *	453,150	21,008,034
Visa Inc 'A'	258,254	47,195,919
Yandex NV 'A' * (Netherlands)	350,972	9,697,356

		363,903,798

Total Common Stocks (Cost $1,220,517,133)		1,279,363,924

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $2,328,210; collateralized by Freddie Mac: 1.600% due 01/09/20 and value $2,375,950)	$2,328,208	2,328,208

Total Short-Term Investment (Cost $2,328,208)		2,328,208

TOTAL INVESTMENTS - 99.8% (Cost $1,222,845,341)		1,281,692,132

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,064,608

NET ASSETS - 100.0%		$1,284,756,740

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	28.3%
Consumer Discretionary	26.6%
Health Care	14.6%
Industrials	13.8%
Financials	6.1%
Consumer Staples	5.7%
Energy	4.5%
Others (each less than 3.0%)	0.2%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,279,363,924	$1,279,363,924	$-	$-
	Short-Term Investment	2,328,208	-	2,328,208	-

	Total	$1,281,692,132	$1,279,363,924	$2,328,208	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Consumer Discretionary - 15.5%

DISH Network Corp 'A'	1,530,590	$65,080,687
McDonald's Corp	224,733	22,248,567
News Corp 'A'	2,308,790	75,266,554
SES SA FDR (Luxembourg)	815,880	23,302,375
Target Corp	455,361	31,356,158
The Home Depot Inc	721,718	55,911,493
Time Warner Cable Inc	577,213	64,924,918
Time Warner Inc	1,269,328	73,392,545

		411,483,297

Consumer Staples - 12.1%

Altria Group Inc	863,693	30,220,618
Anheuser-Busch InBev NV ADR (Belgium)	496,161	44,783,492
CVS Caremark Corp	1,494,679	85,465,745
Kimberly-Clark Corp	543,048	52,751,683
Lorillard Inc	648,606	28,331,110
Philip Morris International Inc	926,094	80,218,262

		321,770,910

Energy - 11.5%

Apache Corp	302,308	25,342,480
Chevron Corp	649,316	76,840,055
Exxon Mobil Corp	698,990	63,153,746
Halliburton Co	1,177,816	49,138,484
Royal Dutch Shell PLC 'A' ADR (United Kingdom)	533,217	34,019,245
Suncor Energy Inc (NYSE) (Canada)	927,420	27,349,616
Transocean Ltd (Switzerland)	615,697	29,522,671

		305,366,297

Financials - 26.0%

American Express Co	857,623	64,115,895
Capital One Financial Corp	539,720	33,899,813
JPMorgan Chase & Co	2,037,724	107,571,450
Loews Corp	776,574	34,479,886
Marsh & McLennan Cos Inc	1,256,346	50,153,332
MetLife Inc	770,952	35,278,764
State Street Corp	1,118,564	72,941,558
The Bank of New York Mellon Corp	1,032,879	28,972,256
The Progressive Corp	770,218	19,578,942
The Travelers Cos Inc	645,465	51,585,563
U.S. Bancorp	2,333,616	84,360,218
Wells Fargo & Co	2,605,711	107,537,693

		690,475,370

Health Care - 9.2%

Johnson & Johnson	594,279	51,024,795
Merck & Co Inc	1,283,587	59,622,616
Novartis AG ADR (Switzerland)	421,128	29,777,961
Pfizer Inc	1,115,763	31,252,522
Teva Pharmaceutical Industries Ltd ADR (Israel)	750,352	29,413,798
WellPoint Inc	541,148	44,287,552

		245,379,244

Industrials - 9.0%

General Electric Co	2,571,640	59,636,332
Honeywell International Inc	899,473	71,364,188
Illinois Tool Works Inc	772,381	53,425,594
United Technologies Corp	574,877	53,429,068

		237,855,182

Information Technology - 7.9%

International Business Machines Corp	262,261	50,120,700
Microsoft Corp	1,139,660	39,352,460
Motorola Solutions Inc	726,253	41,926,586

	Shares	Value
TE Connectivity Ltd (Switzerland)	1,003,027	$45,677,849
Xerox Corp	3,647,588	33,083,623

		210,161,218

Materials - 2.9%

Air Products & Chemicals Inc	427,625	39,157,621
Crown Holdings Inc *	925,833	38,079,511

		77,237,132

Telecommunication Services - 2.9%

AT&T Inc	797,663	28,237,270
CenturyLink Inc	569,933	20,147,132
Verizon Communications Inc	544,047	27,387,326

		75,771,728

Utilities - 2.4%

Sempra Energy	767,955	62,788,001

Total Common Stocks (Cost $1,838,737,844)		2,638,288,379

	Principal Amount

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

The Royal Bank of Scotland Group PLC 0.090% due 07/01/13 (Dated 06/28/13, repurchase price of $12,134,091; collateralized by U.S. Treasury Notes: 0.625% due 08/31/17 and value $12,376,680)	$12,134,000	12,134,000

Total Short-Term Investment (Cost $12,134,000)		12,134,000

TOTAL INVESTMENTS - 99.9% (Cost $1,850,871,844)		2,650,422,379

OTHER ASSETS & LIABILITIES, NET - 0.1%		3,866,312

NET ASSETS - 100.0%		$2,654,288,691

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	26.0%
Consumer Discretionary	15.5%
Consumer Staples	12.1%
Energy	11.5%
Health Care	9.2%
Industrials	9.0%
Information Technology	7.9%
Others (each less than 3.0%)	8.7%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$411,483,297	$388,180,922	$23,302,375	$-
	Consumer Staples	321,770,910	321,770,910	-	-
	Energy	305,366,297	305,366,297	-	-
	Financials	690,475,370	690,475,370	-	-
	Health Care	245,379,244	245,379,244	-	-
	Industrials	237,855,182	237,855,182	-	-
	Information Technology	210,161,218	210,161,218	-	-
	Materials	77,237,132	77,237,132	-	-
	Telecommunication Services	75,771,728	75,771,728	-	-
	Utilities	62,788,001	62,788,001	-	-

		2,638,288,379	2,614,986,004	23,302,375	-
	Short-Term Investment	12,134,000	-	12,134,000	-

	Total	$2,650,422,379	$2,614,986,004	$35,436,375	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 130.0%

Consumer Discretionary - 20.8%

Amazon.com Inc * †	67,720	$18,805,167
AutoZone Inc * †	25,200	10,676,988
BorgWarner Inc * †	16,770	1,444,735
CBS Corp ‘B’ †	131,285	6,415,898
Comcast Corp ‘A’	526,190	22,036,837
DISH Network Corp ‘A’ †	165,900	7,054,068
Expedia Inc †	49,590	2,982,838
General Motors Co * †	815,530	27,165,304
Johnson Controls Inc †	494,876	17,711,612
Lennar Corp ‘A’ †	119,950	4,322,998
Lowe’s Cos Inc †	283,760	11,605,784
Lululemon Athletica Inc * †	70,290	4,605,401
Macy’s Inc	26,100	1,252,800
Magna International Inc (NYSE) (Canada)	17,190	1,224,272
McDonald’s Corp	115,800	11,464,200
NVR Inc * †	1,952	1,799,744
priceline.com Inc * †	8,560	7,080,233
PulteGroup Inc * †	242,540	4,600,984
Ross Stores Inc	131,960	8,552,328
Royal Caribbean Cruises Ltd † (Liberia)	177,630	5,922,184
Starbucks Corp	41,620	2,725,694
Target Corp †	237,100	16,326,706
The Home Depot Inc †	249,990	19,366,725
The TJX Cos Inc †	212,950	10,660,277
The Walt Disney Co †	72,380	4,570,797
Time Warner Cable Inc †	61,370	6,902,898
Time Warner Inc	955,866	55,268,172
Toll Brothers Inc * †	26,510	865,021
TRW Automotive Holdings Corp *	43,300	2,876,852
VF Corp †	58,580	11,309,455
Viacom Inc ‘B’	12,310	837,696
Yum! Brands Inc †	171,180	11,869,621

		320,304,289

Consumer Staples - 11.8%

Archer-Daniels-Midland Co †	334,569	11,345,235
Beam Inc †	19,050	1,202,245
Coca-Cola Enterprises Inc †	228,980	8,050,937
Colgate-Palmolive Co †	50,860	2,913,769
Costco Wholesale Corp †	17,600	1,946,032
CVS Caremark Corp	351,840	20,118,211
Dr Pepper Snapple Group Inc †	37,030	1,700,788
Energizer Holdings Inc †	6,510	654,320
General Mills Inc †	213,660	10,368,920
Kellogg Co †	132,870	8,534,240
Kimberly-Clark Corp †	37,040	3,598,066
Mondelez International Inc ‘A’ †	626,367	17,870,251
PepsiCo Inc †	193,140	15,796,921
Philip Morris International Inc †	302,870	26,234,599
The Clorox Co †	59,700	4,963,458
The Coca-Cola Co †	606,758	24,337,063
The Procter & Gamble Co †	277,407	21,357,565

		180,992,620

Energy - 12.3%

Anadarko Petroleum Corp †	89,440	7,685,579
Apache Corp †	123,180	10,326,179
Cameron International Corp *	95,110	5,816,928
Cheniere Energy Inc * †	54,620	1,516,251
Chevron Corp †	222,090	26,282,131
ConocoPhillips †	161,280	9,757,440
Ensco PLC ‘A’ † (United Kingdom)	163,500	9,502,620
EOG Resources Inc	50,210	6,611,653
Exxon Mobil Corp †	291,087	26,299,711
Marathon Oil Corp	11,890	411,156
Marathon Petroleum Corp	34,700	2,465,782

	Shares	Value
National Oilwell Varco Inc †	41,000	$2,824,900
Occidental Petroleum Corp	140,660	12,551,092
Phillips 66	185,120	10,905,419
QEP Resources Inc †	42,400	1,177,872
Schlumberger Ltd † (Netherlands)	569,290	40,795,321
Southwestern Energy Co * †	42,590	1,555,813
The Williams Cos Inc †	367,230	11,923,958

		188,409,805

Financials - 20.3%

ACE Ltd † (Switzerland)	418,220	37,422,326
Aflac Inc †	53,390	3,103,027
Alexandria Real Estate Equities Inc REIT	15,860	1,042,319
American Express Co	25,640	1,916,846
Ameriprise Financial Inc	68,770	5,562,118
Aon PLC † (United Kingdom)	99,380	6,395,103
Apartment Investment & Management Co ‘A’ REIT	89,480	2,687,979
AXIS Capital Holdings Ltd † (Bermuda)	60,950	2,790,291
Bank of America Corp	2,203,774	28,340,534
BB&T Corp †	157,120	5,323,226
Berkshire Hathaway Inc ‘B’ * †	60,710	6,794,663
Boston Properties Inc REIT †	25,220	2,659,953
Brandywine Realty Trust REIT	114,540	1,548,581
Capital One Financial Corp †	175,320	11,011,849
CBL & Associates Properties Inc REIT †	94,170	2,017,121
CIT Group Inc *	24,500	1,142,435
Citigroup Inc †	503,666	24,160,858
CME Group Inc ‘A’ †	7,235	549,715
Comerica Inc †	99,670	3,969,856
CubeSmart REIT †	80,650	1,288,787
Digital Realty Trust Inc REIT †	29,830	1,819,630
East West Bancorp Inc †	29,750	818,125
Education Realty Trust Inc REIT †	191,310	1,957,101
Everest Re Group Ltd † (Bermuda)	25,200	3,232,152
HCP Inc REIT	49,140	2,232,922
Highwoods Properties Inc REIT †	114,160	4,065,238
Huntington Bancshares Inc †	43,530	343,016
IntercontinentalExchange Inc * †	48,710	8,658,690
Invesco Ltd † (Bermuda)	495,960	15,771,528
Kimco Realty Corp REIT †	102,640	2,199,575
MetLife Inc †	500,930	22,922,557
Morgan Stanley †	528,053	12,900,335
PartnerRe Ltd † (Bermuda)	11,830	1,071,325
Post Properties Inc REIT †	51,580	2,552,694
Prudential Financial Inc †	37,110	2,710,143
Public Storage REIT	150	22,999
Simon Property Group Inc REIT †	37,940	5,991,485
SL Green Realty Corp REIT †	9,078	800,589
State Street Corp †	150,210	9,795,194
SunTrust Banks Inc †	135,490	4,277,419
SVB Financial Group * †	9,520	793,206
TD Ameritrade Holding Corp †	215,669	5,238,600
The Goldman Sachs Group Inc †	59,571	9,010,114
The Hartford Financial Services Group Inc †	131,490	4,065,671
The PNC Financial Services Group Inc †	26,630	1,941,860
Wells Fargo & Co †	896,344	36,992,117

		311,911,872

Health Care - 17.8%

Abbott Laboratories †	37,230	1,298,582
Alexion Pharmaceuticals Inc *	69,240	6,386,698
Allergan Inc †	35,010	2,949,242
athenahealth Inc * †	9,000	762,480
Baxter International Inc †	36,080	2,499,262
Biogen Idec Inc * †	122,059	26,267,097
BioMarin Pharmaceutical Inc *	13,130	732,523
Bristol-Myers Squibb Co †	564,510	25,227,952
Cardinal Health Inc	143,167	6,757,482
CareFusion Corp * †	69,240	2,551,494

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Celgene Corp * †	129,003	$15,081,741
Cerner Corp * †	31,490	3,025,874
Covidien PLC (Ireland)	181,767	11,422,238
DaVita HealthCare Partners Inc * †	87,410	10,559,128
Humana Inc †	87,720	7,401,814
Intuitive Surgical Inc * †	16,190	8,201,530
Johnson & Johnson	727,550	62,467,443
Merck & Co Inc †	312,869	14,532,765
Mettler-Toledo International Inc * †	29,339	5,903,007
Onyx Pharmaceuticals Inc * †	74,420	9,222,871
Pfizer Inc †	203,811	5,708,746
Pharmacyclics Inc * †	4,900	389,403
Quest Diagnostics Inc †	27,710	1,680,057
Stryker Corp †	24,900	1,610,532
UnitedHealth Group Inc †	458,840	30,044,843
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	18,800	1,618,304
Vertex Pharmaceuticals Inc * †	92,510	7,388,774
Zoetis Inc	64,237	1,984,281

		273,676,163

Industrials - 14.5%

CSX Corp	844,160	19,576,070
Deere & Co †	16,500	1,340,625
Delta Air Lines Inc *	202,580	3,790,272
Emerson Electric Co †	310,639	16,942,251
Fluor Corp †	388,200	23,024,142
General Electric Co †	101,570	2,355,408
Honeywell International Inc †	440,514	34,950,381
Masco Corp	358,130	6,979,954
MSC Industrial Direct Co Inc ‘A’ †	15,300	1,185,138
Norfolk Southern Corp †	107,150	7,784,447
PACCAR Inc †	502,198	26,947,945
SPX Corp †	77,040	5,545,339
Tyco International Ltd † (Switzerland)	31,730	1,045,504
Union Pacific Corp †	91,403	14,101,655
United Continental Holdings Inc * †	48,980	1,532,584
United Technologies Corp	511,160	47,507,210
W.W. Grainger Inc †	34,770	8,768,299

		223,377,224

Information Technology - 24.1%

Accenture PLC ‘A’ (Ireland)	13,220	951,311
Adobe Systems Inc * †	107,210	4,884,488
Alliance Data Systems Corp * †	13,680	2,476,490
Altera Corp †	90,172	2,974,774
Apple Inc †	100,933	39,977,543
Applied Materials Inc †	736,330	10,978,680
ASML Holding NV ‘NY’ † (Netherlands)	32,585	2,577,474
Avago Technologies Ltd (Singapore)	727,440	27,191,707
Broadcom Corp ‘A’ †	345,987	11,680,521
Cisco Systems Inc	1,251,021	30,412,321
Citrix Systems Inc * †	96,460	5,819,432
Cognizant Technology Solutions Corp ‘A’ * †	38,690	2,422,381
Corning Inc †	72,270	1,028,402
eBay Inc * †	222,660	11,515,975
Fidelity National Information Services Inc †	23,330	999,457
Freescale Semiconductor Ltd * † (Bermuda)	226,471	3,068,682
Genpact Ltd † (Bermuda)	104,210	2,005,000
Google Inc ‘A’ *	66,463	58,512,031
Hewlett-Packard Co †	247,100	6,128,080
International Business Machines Corp †	23,410	4,473,885
Jack Henry & Associates Inc †	15,870	747,953
KLA-Tencor Corp †	140,750	7,843,998
Lam Research Corp * †	492,891	21,854,787
LinkedIn Corp ‘A’ * †	26,600	4,742,780
MasterCard Inc ‘A’ †	6,740	3,872,130
Micron Technology Inc * †	40,430	579,362
Microsoft Corp †	954,503	32,958,989

	Shares	Value
ON Semiconductor Corp *	340,775	$2,753,462
Oracle Corp †	562,400	17,276,928
Paychex Inc †	77,720	2,838,334
QUALCOMM Inc †	269,038	16,432,841
Splunk Inc * †	35,720	1,655,979
Texas Instruments Inc †	101,100	3,525,357
Visa Inc ‘A’ †	73,750	13,477,813
VMware Inc ‘A’ * †	26,490	1,774,565
Xilinx Inc †	206,360	8,173,920

		370,587,832

Materials - 3.8%

Air Products & Chemicals Inc †	201,400	18,442,198
Alcoa Inc †	852,733	6,668,372
Alumina Ltd ADR * † (Australia)	144,170	514,687
Axiall Corp †	262,766	11,188,576
Crown Holdings Inc * †	56,010	2,303,691
Freeport-McMoRan Copper & Gold Inc	28,500	786,885
Methanex Corp (NASDAQ) † (Canada)	51,120	2,187,425
Monsanto Co	10,550	1,042,340
Rock Tenn Co ‘A’ †	9,930	991,809
The Dow Chemical Co †	385,225	12,392,688
United States Steel Corp †	23,500	411,955
Walter Energy Inc †	176,570	1,836,328

		58,766,954

Telecommunication Services - 1.4%

AT&T Inc †	81,850	2,897,490
Sprint Nextel Corp * †	205,650	1,443,663
Verizon Communications Inc †	327,184	16,470,442

		20,811,595

Utilities - 3.2%

Edison International †	269,752	12,991,256
NextEra Energy Inc †	221,208	18,024,028
NiSource Inc †	185,850	5,322,744
NV Energy Inc	57,180	1,341,443
Sempra Energy	55,020	4,498,435
Xcel Energy Inc †	247,070	7,001,964

		49,179,870

Total Common Stocks (Cost $1,734,897,722)		1,998,018,224

EXCHANGE-TRADED FUND - 0.2%

Utilities Select Sector SPDR Fund †	89,410	3,364,498

Total Exchange-Traded Fund (Cost $3,355,365)		3,364,498

	Principal Amount

SHORT-TERM INVESTMENTS - 1.2%

U.S. Treasury Bills - 0.1%

0.066% due 11/14/13 ‡	$670,000	669,838

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $17,409,107; collateralized by Fannie Mae: 2.230% due 12/06/22 and value $17,757,563)	$17,409,093	$17,409,093

Total Short-Term Investments (Cost $18,078,929)		18,078,931

TOTAL INVESTMENTS - 131.4% (Cost $1,756,332,016)		2,019,461,653

TOTAL SECURITIES SOLD SHORT - (32.0%) (See Securities Sold Short)
(Proceeds $439,174,363)		(492,048,340)

OTHER ASSETS & LIABILITIES, NET - 0.6%		9,246,574

NET ASSETS - 100.0%		$1,536,659,887

SECURITIES SOLD SHORT

	Shares	Value

COMMON STOCKS - (32.0%)

Consumer Discretionary - (4.4%)

Autoliv Inc	38,780	($3,001,184)
Bed Bath & Beyond Inc	23,130	(1,639,917)
CarMax Inc	39,290	(1,813,626)
Chipotle Mexican Grill Inc	4,500	(1,639,575)
Choice Hotels International Inc	64,660	(2,566,355)
CST Brands Inc	1	(31)
Darden Restaurants Inc	20,520	(1,035,850)
Discovery Communications Inc ‘A’	23,620	(1,823,700)
Ford Motor Co	155,110	(2,399,552)
Gentex Corp	113,800	(2,623,090)
Groupon Inc	130,110	(1,105,935)
Hasbro Inc	131,600	(5,899,628)
Kohl’s Corp	24,600	(1,242,546)
Mattel Inc	11,890	(538,736)
Netflix Inc	40,950	(8,644,136)
News Corp ‘B’	204,990	(6,727,772)
NIKE Inc ‘B’	32,900	(2,095,072)
O’Reilly Automotive Inc	3,070	(345,743)
Omnicom Group Inc	149,840	(9,420,441)
Scripps Networks Interactive Inc ‘A’	41,350	(2,760,526)
The Interpublic Group of Cos Inc	173,940	(2,530,827)
The Washington Post Co ‘B’	11,500	(5,563,355)
Toll Brothers Inc	49,040	(1,600,175)

		(67,017,772)

Consumer Staples - (3.7%)

Altria Group Inc	111,530	(3,902,435)
Brown-Forman Corp ‘B’	66,430	(4,487,347)
Campbell Soup Co	23,410	(1,048,534)
Church & Dwight Co Inc	127,080	(7,842,107)
Mead Johnson Nutrition Co	62,867	(4,980,952)
Safeway Inc	140,540	(3,325,176)
Sysco Corp	204,540	(6,987,086)
The Estee Lauder Cos Inc ‘A’	48,020	(3,158,275)
The Hershey Co	183,720	(16,402,522)
The Kroger Co	86,200	(2,977,348)
Wal-Mart Stores Inc	32,180	(2,397,088)

		(57,508,870)

	Shares	Value
Energy - (1.8%)

CONSOL Energy Inc	78,500	($2,127,350)
Devon Energy Corp	12,470	(646,943)
Diamond Offshore Drilling Inc	65,240	(4,487,860)
Halliburton Co	73,450	(3,064,334)
Nabors Industries Ltd (Bermuda)	41,190	(630,619)
Southwestern Energy Co	19,540	(713,796)
Spectra Energy Corp	151,600	(5,224,136)
Tenaris SA ADR (Luxembourg)	28,100	(1,131,587)
Tesoro Corp	25,050	(1,310,616)
TransCanada Corp (NYSE) (Canada)	63,330	(2,730,156)
Ultra Petroleum Corp (Canada)	50,490	(1,000,712)
Valero Energy Corp	29,600	(1,029,192)
WPX Energy Inc	219,372	(4,154,906)

		(28,252,207)

Financials - (5.3%)

American International Group Inc	71,710	(3,205,437)
Arch Capital Group Ltd (Bermuda)	41,930	(2,155,621)
Assurant Inc	5,500	(280,005)
BancorpSouth Inc	130,350	(2,307,195)
Bank of Hawaii Corp	44,340	(2,231,189)
BlackRock Inc	19,790	(5,083,061)
Brookfield Office Properties Inc (NYSE) (Canada)	125,150	(2,087,502)
Corporate Office Properties Trust REIT	46,070	(1,174,785)
Cullen/Frost Bankers Inc	19,700	(1,315,369)
DCT Industrial Trust Inc REIT	219,820	(1,571,713)
DDR Corp REIT	247,920	(4,127,868)
EastGroup Properties Inc REIT	20,080	(1,129,902)
Federal Realty Investment Trust REIT	15,380	(1,594,598)
Federated Investors Inc ‘B’	9,740	(266,973)
Fifth Third Bancorp	130,100	(2,348,305)
Franklin Resources Inc	18,440	(2,508,209)
Health Care REIT Inc	23,420	(1,569,843)
Hudson Pacific Properties Inc REIT	44,210	(940,789)
KeyCorp	79,790	(880,882)
Lincoln National Corp	27,370	(998,184)
M&T Bank Corp	13,300	(1,486,275)
Northern Trust Corp	11,080	(641,532)
Realty Income Corp REIT	6,800	(285,056)
Regions Financial Corp	91,500	(871,995)
Senior Housing Properties Trust REIT	94,750	(2,456,867)
T. Rowe Price Group Inc	10,060	(735,889)
The Allstate Corp	116,610	(5,611,273)
The Bank of New York Mellon Corp	56,000	(1,570,800)
The Chubb Corp	28,230	(2,389,669)
The Macerich Co REIT	20,780	(1,266,957)
The Progressive Corp	161,690	(4,110,160)
The Travelers Cos Inc	36,900	(2,949,048)
Torchmark Corp	54,670	(3,561,204)
UMB Financial Corp	56,230	(3,130,324)
Valley National Bancorp	402,183	(3,808,673)
W.R. Berkley Corp	81,360	(3,324,370)
Weingarten Realty Investors REIT	105,970	(3,260,697)
XL Group PLC (Ireland)	62,010	(1,880,143)

		(81,118,362)

Health Care - (3.6%)

AbbVie Inc	121,120	(5,007,101)
Aetna Inc	27,100	(1,721,934)
Amgen Inc	12,570	(1,240,156)
Becton Dickinson & Co	8,160	(806,453)
C.R. Bard Inc	18,650	(2,026,882)
Edwards Lifesciences Corp	4,810	(323,232)
Eli Lilly & Co	220,350	(10,823,592)
Express Scripts Holding Co	20,200	(1,246,138)
Hospira Inc	113,020	(4,329,796)
Laboratory Corp of America Holdings	26,260	(2,628,626)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Medtronic Inc	47,950	($2,467,986)
St. Jude Medical Inc	37,200	(1,697,436)
Tenet Healthcare Corp	63,592	(2,931,591)
United Therapeutics Corp	28,160	(1,853,491)
Varian Medical Systems Inc	50,510	(3,406,900)
WellPoint Inc	45,220	(3,700,805)
Zimmer Holdings Inc	124,520	(9,331,529)

		(55,543,648)

Industrials - (4.8%)

Caterpillar Inc	41,700	(3,439,833)
CH Robinson Worldwide Inc	14,700	(827,757)
Danaher Corp	21,380	(1,353,354)
Dover Corp	118,150	(9,175,529)
Fastenal Co	97,620	(4,475,877)
General Electric Co	262,100	(6,078,099)
Heartland Express Inc	217,592	(3,018,001)
Illinois Tool Works Inc	38,020	(2,629,843)
Knight Transportation Inc	114,847	(1,931,727)
Lockheed Martin Corp	124,158	(13,466,177)
Raytheon Co	93,329	(6,170,913)
Rockwell Automation Inc	104,550	(8,692,287)
Textron Inc	154,430	(4,022,901)
The Boeing Co	46,550	(4,768,582)
United Parcel Service Inc ‘B’	6,470	(559,526)
Werner Enterprises Inc	111,630	(2,698,097)

		(73,308,503)

Information Technology - (4.4%)

Analog Devices Inc	30,220	(1,361,713)
AOL Inc	156,470	(5,708,026)
Automatic Data Processing Inc	69,530	(4,787,836)
Electronic Arts Inc	255,680	(5,872,970)
EMC Corp	106,000	(2,503,720)
Intel Corp	503,750	(12,200,825)
International Business Machines Corp	10,000	(1,911,100)
Linear Technology Corp	75,630	(2,786,209)
Marvell Technology Group Ltd (Bermuda)	176,440	(2,066,112)
Maxim Integrated Products Inc	125,880	(3,496,946)
Microchip Technology Inc	159,640	(5,946,590)
NVIDIA Corp	97,410	(1,366,662)
Paychex Inc	9,100	(332,332)
SAIC Inc	44,670	(622,253)
salesforce.com Inc	41,820	(1,596,688)
Seagate Technology PLC (Ireland)	40,950	(1,835,789)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	607,290	(11,125,553)
Teradyne Inc	121,090	(2,127,551)

		(67,648,875)

Materials - (2.3%)

Cabot Corp	47,750	(1,786,805)
Cliffs Natural Resources Inc	483,053	(7,849,611)
EI du Pont de Nemours & Co	43,500	(2,283,750)
MeadWestvaco Corp	17,960	(612,616)
Nucor Corp	35,820	(1,551,722)
OM Group Inc	126,680	(3,916,946)
PPG Industries Inc	8,130	(1,190,313)
Praxair Inc	62,970	(7,251,625)
Sigma-Aldrich Corp	46,080	(3,702,989)
The Sherwin-Williams Co	9,560	(1,688,296)
The Valspar Corp	27,510	(1,779,072)
Vale SA ADR (Brazil)	102,900	(1,353,135)
Vulcan Materials Co	6,135	(296,995)

		(35,263,875)

Utilities - (1.7%)

Consolidated Edison Inc	108,116	(6,304,244)
Dominion Resources Inc	12,130	(689,226)

	Shares	Value
Entergy Corp	21,110	($1,470,945)
FirstEnergy Corp	69,590	(2,598,491)
National Fuel Gas Co	22,360	(1,295,762)
ONEOK Inc	53,600	(2,214,216)
Public Service Enterprise Group Inc	137,300	(4,484,218)
Southern Co	126,990	(5,604,069)
UGI Corp	21,480	(840,083)
Wisconsin Energy Corp	21,590	(884,974)

		(26,386,228)

Total Common Stocks (Proceeds $439,174,363)		(492,048,340)

TOTAL SECURITIES SOLD SHORT - (32.0%) (Proceeds $439,174,363)		($492,048,340)

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

	Long		Short		Net Exposure
Information Technology	24.1%		(4.4%	)	19.7%
Consumer Discretionary	20.8%		(4.4%	)	16.4%
Financials	20.3%		(5.3%	)	15.0%
Health Care	17.8%		(3.6%	)	14.2%
Energy	12.3%		(1.8%	)	10.5%
Industrials	14.5%		(4.8%	)	9.7%
Consumer Staples	11.8%		(3.7%	)	8.1%
Others (each less than 3.0%)	9.8%		(4.0%	)	5.8%

	131.4%		(32.0%	)	99.4%

Securities sold short	(32.0%	)
Other Assets & Liabilities, Net	0.6%

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	The portfolio engages in securities lending to help achieve its stated investment objective. The Fund, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of June 30, 2013, the total value of securities out on loan was $486,199,667, and the cash collateral was $498,813,337 (See Note 8 in Notes to Financial Statements).

(d)	As of June 30, 2013, an investment with a value of $354,914 was fully or partially segregated with broker(s)/custodian as collateral for open futures contracts. In addition, $580,000 in cash was segregated as collateral for open futures contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(e)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Depreciation
S&P 500 E-Mini (09/13)	GSC	259	$20,725,976	($15,041)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long
	Consumer Discretionary	$320,304,289	$320,304,289	$-	$-
	Consumer Staples	180,992,620	180,992,620	-	-
	Energy	188,409,805	188,409,805	-	-
	Financials	311,911,872	311,911,872	-	-
	Health Care	273,676,163	264,453,292	9,222,871	-
	Industrials	223,377,224	223,377,224	-	-
	Information Technology	370,587,832	370,587,832	-	-
	Materials	58,766,954	58,766,954	-	-
	Telecommunication Services	20,811,595	20,811,595	-	-
	Utilities	49,179,870	49,179,870	-	-

		1,998,018,224	1,988,795,353	9,222,871	-
	Exchange-Traded Fund	3,364,498	3,364,498	-	-
	Short-Term Investments	18,078,931	-	18,078,931	-

	Total Assets	2,019,461,653	1,992,159,851	27,301,802	-

Liabilities	Common Stocks - Short (1)	(492,048,340)	(492,048,340)	-	-
	Derivatives:
	Equity Contracts
	Futures	(15,041)	(15,041)	-	-

	Total Liabilities	(492,063,381)	(492,063,381)	-	-

	Total	$1,527,398,272	$1,500,096,470	$27,301,802	$-

During the period ended June 30, 2013, an investment with a value of $9,222,871 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.2%

Consumer Staples - 1.2%

Henkel AG & Co KGaA (Germany)	192,915	$18,102,419

Total Preferred Stocks (Cost $16,307,615)		18,102,419

COMMON STOCKS - 98.1%

Consumer Discretionary - 7.3%

AutoZone Inc *	88,256	37,393,185
Ford Motor Co	1,076,700	16,656,549
PVH Corp	88,990	11,128,199
The TJX Cos Inc	412,295	20,639,488
Time Warner Inc	387,640	22,413,345

		108,230,766

Consumer Staples - 9.7%

Dr Pepper Snapple Group Inc	421,170	19,344,338
Henkel AG & Co KGaA (Germany)	62,292	4,882,217
Kraft Foods Group Inc	465,446	26,004,468
Mondelez International Inc ‘A’	310,770	8,866,268
Philip Morris International Inc	730,738	63,296,525
The J.M. Smucker Co	206,745	21,325,747

		143,719,563

Energy - 8.5%

Chevron Corp	429,752	50,856,852
National Oilwell Varco Inc	691,012	47,610,727
Noble Energy Inc	459,760	27,603,990

		126,071,569

Financials - 20.8%

American International Group Inc *	516,190	23,073,693
CIT Group Inc *	877,504	40,918,011
Citigroup Inc	772,589	37,061,094
CME Group Inc ‘A’	186,970	14,205,981
Discover Financial Services	635,865	30,292,609
JPMorgan Chase & Co	1,344,679	70,985,604
Lincoln National Corp	311,810	11,371,711
M&T Bank Corp	73,215	8,181,776
Marsh & McLennan Cos Inc	596,075	23,795,314
McGraw Hill Financial Inc	598,694	31,844,534
Moody’s Corp	140,530	8,562,493
MSCI Inc *	240,274	7,993,916

		308,286,736

Health Care - 15.6%

Abbott Laboratories	366,963	12,799,669
AbbVie Inc	462,613	19,124,421
Actavis Inc *	220,710	27,858,016
Covidien PLC (Ireland)	741,816	46,615,718
Express Scripts Holding Co *	754,626	46,552,878
Pfizer Inc	968,108	27,116,705
Sanofi (France)	154,130	15,884,185
UnitedHealth Group Inc	386,760	25,325,045
Zoetis Inc	305,127	9,425,373

		230,702,010

Industrials - 11.0%

Canadian National Railway Co (NYSE) (Canada)	309,050	30,061,294
CSX Corp	692,848	16,067,145
L-3 Communications Holdings Inc	135,900	11,652,066
The ADT Corp *	316,553	12,614,637
Towers Watson & Co ‘A’	293,203	24,025,054

	Shares	Value
Tyco International Ltd (Switzerland)	978,526	$32,242,432
United Parcel Service Inc ‘B’	422,178	36,509,953

		163,172,581

Information Technology - 21.9%

Amdocs Ltd (United Kingdom)	291,520	10,812,477
Apple Inc	170,662	67,595,805
Corning Inc	1,124,050	15,995,231
eBay Inc *	962,125	49,761,105
Facebook Inc ‘A’ *	717,117	17,827,529
Google Inc ‘A’ *	29,636	26,090,645
International Business Machines Corp	286,218	54,699,122
MasterCard Inc ‘A’	13,040	7,491,480
Microsoft Corp	1,001,200	34,571,436
QUALCOMM Inc	458,897	28,029,429
Western Digital Corp	179,825	11,165,334

		324,039,593

Materials - 2.5%

PPG Industries Inc	35,260	5,162,417
Vulcan Materials Co	658,930	31,898,801

		37,061,218

Telecommunication Services - 0.8%

America Movil SAB de CV ‘L’ ADR (Mexico)	501,180	10,900,665

Total Common Stocks (Cost $1,164,418,297)		1,452,184,701

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $14,122,688; collateralized by Freddie Mac: 1.600% due 01/09/20 and value $14,406,631)	$14,122,676	14,122,676

Total Short-Term Investment (Cost $14,122,676)		14,122,676

TOTAL INVESTMENTS - 100.3% (Cost $1,194,848,588)		1,484,409,796

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(4,611,418)

NET ASSETS - 100.0%		$1,479,798,378

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	21.9%
Financials	20.8%
Health Care	15.6%
Industrials	11.0%
Consumer Staples	10.9%
Energy	8.5%
Consumer Discretionary	7.3%
Others (each less than 3.0%)	4.3%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$18,102,419	$-	$18,102,419	$-
	Common Stocks
	Consumer Discretionary	108,230,766	108,230,766	-	-
	Consumer Staples	143,719,563	138,837,346	4,882,217	-
	Energy	126,071,569	126,071,569	-	-
	Financials	308,286,736	308,286,736	-	-
	Health Care	230,702,010	214,817,825	15,884,185	-
	Industrials	163,172,581	163,172,581	-	-
	Information Technology	324,039,593	324,039,593	-	-
	Materials	37,061,218	37,061,218	-	-
	Telecommunication Services	10,900,665	10,900,665	-	-

		1,452,184,701	1,431,418,299	20,766,402	-
	Short-Term Investment	14,122,676	-	14,122,676	-

	Total	$1,484,409,796	$1,431,418,299	$52,991,497	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Industrials - 0.0%

Better Place LLC ‘B’ 8.000% * ¯ +	4,704,600	$-

Total Convertible Preferred Stocks (Cost $11,761,500)		-

COMMON STOCKS - 99.7%

Consumer Discretionary - 15.2%

AutoZone Inc *	15,506	6,569,737
Cabela’s Inc *	182,537	11,821,096
Chipotle Mexican Grill Inc *	8,996	3,277,693
D.R. Horton Inc	104,992	2,234,230
Discovery Communications Inc ‘C’ *	58,094	4,046,828
Dollar General Corp *	190,802	9,622,145
HomeAway Inc *	208,068	6,728,919
Life Time Fitness Inc *	144,746	7,253,222
LKQ Corp *	385,069	9,915,527
Michael Kors Holdings Ltd * (United Kingdom)	117,098	7,262,418
Netflix Inc *	53,950	11,388,305
Nordstrom Inc	129,117	7,739,273
Polaris Industries Inc	85,436	8,116,420
priceline.com Inc *	12,928	10,693,137
Ross Stores Inc	253,413	16,423,696
TripAdvisor Inc *	143,600	8,740,932
TRW Automotive Holdings Corp *	407,540	27,076,958
Ulta Salon Cosmetics & Fragrance Inc *	66,728	6,683,476
Wynn Resorts Ltd	32,865	4,206,720

		169,800,732

Consumer Staples - 7.9%

Darling International Inc *	509,416	9,505,702
Hormel Foods Corp	222,887	8,598,980
Monster Beverage Corp *	47,729	2,900,491
The Hershey Co	90,252	8,057,699
The J.M. Smucker Co	387,931	40,015,083
Tyson Foods Inc ‘A’	467,153	11,996,489
Whole Foods Market Inc	135,120	6,955,978

		88,030,422

Energy - 10.9%

Bristow Group Inc	135,889	8,876,270
Cabot Oil & Gas Corp	220,589	15,666,231
Energy XXI Ltd (Bermuda)	146,494	3,249,237
Gulfport Energy Corp *	545,632	25,682,898
Hess Corp	81,862	5,443,004
Tesoro Corp	37,997	1,988,003
Tidewater Inc	483,674	27,554,908
Western Refining Inc	284,067	7,973,761
WPX Energy Inc *	1,292,045	24,471,332

		120,905,644

Financials - 22.9%

American Capital Agency Corp REIT	162,951	3,746,243
Arch Capital Group Ltd * (Bermuda)	162,331	8,345,437
AXIS Capital Holdings Ltd (Bermuda)	198,920	9,106,558
Comerica Inc	587,891	23,415,698
CYS Investments Inc REIT	1,460,440	13,450,652
Hatteras Financial Corp REIT	674,977	16,631,433
KeyCorp	3,899,669	43,052,346
Lincoln National Corp	914,257	33,342,953
Principal Financial Group Inc	620,883	23,252,068
Reinsurance Group of America Inc	111,787	7,725,600
Signature Bank *	104,694	8,691,696

	Shares	Value
The Hartford Financial Services Group Inc	1,586,104	$49,042,336
Validus Holdings Ltd (Bermuda)	436,276	15,758,289

		255,561,309

Health Care - 9.1%

Acorda Therapeutics Inc *	185,219	6,110,375
Catamaran Corp (NASDAQ) * (Canada)	284,461	13,858,940
HMS Holdings Corp *	230,026	5,359,606
Hologic Inc *	834,930	16,114,149
Humana Inc	78,528	6,626,193
MEDNAX Inc *	93,147	8,530,402
Team Health Holdings Inc *	322,130	13,229,879
The Cooper Cos Inc	95,247	11,339,155
Universal Health Services Inc ‘B’	133,235	8,921,415
Vertex Pharmaceuticals Inc *	57,907	4,625,032
Zimmer Holdings Inc	94,490	7,081,081

		101,796,227

Industrials - 9.2%

AGCO Corp	175,037	8,785,107
Chart Industries Inc *	129,722	12,205,543
Fluor Corp	159,571	9,464,156
Generac Holdings Inc	338,990	12,546,020
Jacobs Engineering Group Inc *	206,660	11,393,166
ManpowerGroup Inc	151,115	8,281,102
Parker Hannifin Corp	126,651	12,082,505
Textron Inc	593,514	15,461,040
United Rentals Inc *	132,654	6,620,761
WESCO International Inc *	75,935	5,160,543

		101,999,943

Information Technology - 14.2%

ANSYS Inc *	54,639	3,994,111
Applied Materials Inc	815,278	12,155,795
Avago Technologies Ltd (Singapore)	247,870	9,265,381
Avnet Inc *	272,093	9,142,325
Computer Sciences Corp	347,599	15,214,408
Cree Inc *	113,256	7,232,528
FEI Co	68,146	4,973,976
IAC/InterActiveCorp	457,925	21,778,913
JDS Uniphase Corp *	1,290,339	18,555,075
Lam Research Corp *	442,736	19,630,914
Linear Technology Corp	230,346	8,485,947
MICROS Systems Inc *	181,052	7,812,394
Skyworks Solutions Inc *	239,699	5,247,011
Teradata Corp *	137,852	6,924,306
ValueClick Inc *	324,413	8,006,513

		158,419,597

Materials - 4.3%

Agnico Eagle Mines Ltd (NYSE) (Canada)	162,778	4,482,906
Allegheny Technologies Inc	181,673	4,779,816
Celanese Corp ‘A’	94,891	4,251,117
Compass Minerals International Inc	161,813	13,678,053
Eagle Materials Inc	65,178	4,319,346
Louisiana-Pacific Corp *	722,768	10,689,739
Westlake Chemical Corp	58,968	5,685,105

		47,886,082

Utilities - 6.0%

Alliant Energy Corp	323,578	16,314,803
DTE Energy Co	171,721	11,507,024
Questar Corp	1,457,089	34,751,572
Xcel Energy Inc	137,435	3,894,908

		66,468,307

Total Common Stocks (Cost $1,019,665,131)		1,110,868,263

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $3,967,253; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $4,049,931)	$3,967,250	$3,967,250

Total Short-Term Investment (Cost $3,967,250)		3,967,250

TOTAL INVESTMENTS - 100.1% (Cost $1,035,393,881)		1,114,835,513

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(719,280)

NET ASSETS - 100.0%		$1,114,116,233

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.9%
Consumer Discretionary	15.2%
Information Technology	14.2%
Energy	10.9%
Industrials	9.2%
Health Care	9.1%
Consumer Staples	7.9%
Utilities	6.0%
Materials	4.3%
Others (each less than 3.0%)	0.4%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Restricted securities as of June 30, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$11,761,500	$-	0.0%

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,110,868,263	$1,110,868,263	$-	$-
	Short-Term Investment	3,967,250	-	3,967,250	-

	Total	$1,114,835,513	$1,110,868,263	$3,967,250	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Industrials - 0.0%

Better Place LLC ‘B’ 8.000% * ¯ +	2,687,456	$-

Total Convertible Preferred Stocks (Cost $6,718,638)		-

COMMON STOCKS - 96.2%

Consumer Discretionary - 19.9%

Aimia Inc (Canada)	554,638	8,300,848
Carter’s Inc	274,440	20,327,771
Dollar Tree Inc *	396,183	20,141,944
Dunkin’ Brands Group Inc	297,591	12,742,847
Groupon Inc *	2,091,136	17,774,656
Morningstar Inc	158,058	12,262,140
Panera Bread Co ‘A’ *	107,948	20,071,851
Sally Beauty Holdings Inc *	130,580	4,061,038
Tesla Motors Inc *	174,042	18,697,332
TripAdvisor Inc *	147,897	9,002,490
Ulta Salon Cosmetics & Fragrance Inc *	42,871	4,293,959
Wyndham Worldwide Corp	126,726	7,252,529

		154,929,405

Consumer Staples - 6.4%

McCormick & Co Inc	248,473	17,482,560
Mead Johnson Nutrition Co	244,498	19,371,577
Monster Beverage Corp *	215,787	13,113,376

		49,967,513

Energy - 2.8%

Range Resources Corp	228,672	17,680,919
Ultra Petroleum Corp * (Canada)	192,774	3,820,781

		21,501,700

Financials - 10.3%

Arch Capital Group Ltd * (Bermuda)	363,876	18,706,865
IntercontinentalExchange Inc *	73,327	13,034,607
McGraw Hill Financial Inc	213,747	11,369,203
MSCI Inc *	546,991	18,198,391
The Progressive Corp	740,013	18,811,130

		80,120,196

Health Care - 9.9%

athenahealth Inc *	231,263	19,592,601
Illumina Inc *	417,783	31,266,880
Intuitive Surgical Inc *	30,155	15,275,920
Ironwood Pharmaceuticals Inc ‘A’ *	464,315	4,619,934
Qualicorp SA * (Brazil)	817,818	6,194,064

		76,949,399

Industrials - 12.5%

Colfax Corp *	153,555	8,001,751
Covanta Holding Corp	584,073	11,693,141
Edenred (France)	827,337	25,307,215
IHS Inc ‘A’ *	178,512	18,633,083
Intertek Group PLC (United Kingdom)	214,788	9,570,859
Stericycle Inc *	108,822	12,017,214
Verisk Analytics Inc ‘A’ *	200,959	11,997,252

		97,220,515

Information Technology - 28.2%

3D Systems Corp *	112,631	4,944,501
Akamai Technologies Inc *	505,941	21,527,789
First Solar Inc *	286,477	12,814,116
Gartner Inc *	375,478	21,398,491
LinkedIn Corp ‘A’ *	100,842	17,980,128
Mail.ru Group Ltd GDR (LI) ~ (United Kingdom)	137,517	3,939,085

	Shares	Value
MercadoLibre Inc	65,025	$7,007,094
Motorola Solutions Inc	445,473	25,717,156
Qihoo 360 Technology Co Ltd ADR * (Cayman)	201,830	9,318,491
salesforce.com inc *	451,320	17,231,398
ServiceNow Inc *	112,943	4,561,768
SINA Corp * (Cayman)	64,349	3,586,170
Solera Holdings Inc	459,057	25,546,522
Splunk Inc *	114,155	5,292,226
Workday Inc ‘A’ *	122,075	7,823,787
Yandex NV ‘A’ * (Netherlands)	653,801	18,064,522
Youku Tudou Inc ADR * (Cayman)	447,518	8,587,870
Zynga Inc ‘A’ *	1,514,747	4,210,997

		219,552,111

Materials - 4.7%

Martin Marietta Materials Inc	180,722	17,786,659
Rockwood Holdings Inc	290,659	18,610,896

		36,397,555

Utilities - 1.5%

Brookfield Infrastructure Partners LP (Bermuda)	309,277	11,294,796

Total Common Stocks (Cost $597,885,328)		747,933,190

	Principal Amount

SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $27,991,529; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $28,552,269)	$27,991,506	27,991,506

Total Short-Term Investment (Cost $27,991,506)		27,991,506

TOTAL INVESTMENTS - 99.8% (Cost $632,595,472)		775,924,696

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,701,747

NET ASSETS - 100.0%		$777,628,443

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	28.2%
Consumer Discretionary	19.9%
Industrials	12.5%
Financials	10.3%
Health Care	9.9%
Consumer Staples	6.4%
Materials	4.7%
Short-Term Investment	3.6%
Others (each less than 3.0%)	4.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(c)	Restricted securities as of June 30, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$6,718,638	$-	0.0%

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$154,929,405	$154,929,405	$-	$-
	Consumer Staples	49,967,513	49,967,513	-	-
	Energy	21,501,700	21,501,700	-	-
	Financials	80,120,196	80,120,196	-	-
	Health Care	76,949,399	76,949,399	-	-
	Industrials	97,220,515	62,342,441	34,878,074	-
	Information Technology	219,552,111	215,613,026	3,939,085	-
	Materials	36,397,555	36,397,555	-	-
	Utilities	11,294,796	11,294,796	-	-

		747,933,190	709,116,031	38,817,159	-
	Short-Term Investment	27,991,506	-	27,991,506	-

	Total	$775,924,696	$709,116,031	$66,808,665	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer Discretionary - 11.5%

Abercrombie & Fitch Co ‘A’	127,932	$5,788,923
Aeropostale Inc *	496,430	6,850,734
American Eagle Outfitters Inc	282,000	5,149,320
Brinker International Inc	126,508	4,988,210
Chico’s FAS Inc	389,949	6,652,530
Deckers Outdoor Corp *	62,820	3,173,038
Dick’s Sporting Goods Inc	171,000	8,560,260
Foot Locker Inc	146,800	5,157,084
Hanesbrands Inc	163,956	8,430,618
Jarden Corp *	146,670	6,416,813
Lear Corp	114,700	6,934,762
Lennar Corp ‘A’	132,900	4,789,716
Mattel Inc	257,500	11,667,325
Mohawk Industries Inc *	30,474	3,428,020
NVR Inc *	1,118	1,030,796
OfficeMax Inc	735,900	7,528,257
PVH Corp	102,848	12,861,142
Regis Corp	252,515	4,146,296
Signet Jewelers Ltd (NYSE) (Bermuda)	81,397	5,488,600
Staples Inc	652,900	10,354,994
Taylor Morrison Home Corp ‘A’ *	164,217	4,003,611
Thor Industries Inc	92,621	4,555,101
Wyndham Worldwide Corp	158,200	9,053,786

		147,009,936

Consumer Staples - 4.6%

Energizer Holdings Inc	118,800	11,940,588
Flowers Foods Inc	373,300	8,231,265
Ingredion Inc	93,100	6,109,222
Pinnacle Foods Inc	198,400	4,791,360
Smithfield Foods Inc *	241,900	7,922,225
The Clorox Co	45,000	3,741,300
The J.M. Smucker Co	55,816	5,757,420
Tyson Foods Inc ‘A’	388,844	9,985,514

		58,478,894

Energy - 8.4%

Africa Oil Corp * (Canada)	1,208,937	8,104,028
Arch Coal Inc	703,400	2,658,852
Bill Barrett Corp *	461,200	9,325,464
McDermott International Inc * (Panama)	824,100	6,741,138
Oasis Petroleum Inc *	399,832	15,541,470
Oil States International Inc *	126,500	11,718,960
Patterson-UTI Energy Inc	446,600	8,643,943
SM Energy Co	280,600	16,830,388
Superior Energy Services Inc *	544,700	14,129,518
Whiting Petroleum Corp *	299,650	13,810,868

		107,504,629

Financials - 24.9%

Alleghany Corp *	16,622	6,371,379
American Campus Communities Inc REIT	476,419	19,371,197
American Financial Group Inc	111,300	5,443,683
Arthur J. Gallagher & Co	249,800	10,913,762
Associated Banc-Corp	839,700	13,057,335
BioMed Realty Trust Inc REIT	632,870	12,802,960
CommonWealth REIT	857,331	19,821,493
Corporate Office Properties Trust REIT	603,441	15,387,745
Discover Financial Services	127,660	6,081,722
DuPont Fabros Technology Inc REIT	744,884	17,988,949
Everest Re Group Ltd (Bermuda)	80,600	10,337,756
Federated Investors Inc ‘B’	424,900	11,646,509
Fidelity National Financial Inc ‘A’	273,400	6,509,654
First Niagara Financial Group Inc	1,547,700	15,585,339
FirstMerit Corp	686,300	13,746,589
Forest City Enterprises Inc ‘A’ *	939,206	16,821,179

	Shares	Value
Fulton Financial Corp	452,800	$5,198,144
Hancock Holding Co	188,500	5,668,195
HCC Insurance Holdings Inc	147,900	6,375,969
Huntington Bancshares Inc	812,800	6,404,864
Kemper Corp	357,800	12,254,650
Leucadia National Corp	245,813	6,445,217
New York Community Bancorp Inc	900,300	12,604,200
Old Republic International Corp	915,500	11,782,485
Protective Life Corp	164,336	6,312,146
TCF Financial Corp	791,900	11,229,142
W.R. Berkley Corp	291,975	11,930,098
Webster Financial Corp	373,392	9,588,707
Zions Bancorp	373,000	10,772,240

		318,453,308

Health Care - 13.8%

Alere Inc *	522,953	12,812,349
CareFusion Corp *	590,405	21,756,424
Endo Health Solutions Inc *	591,627	21,765,957
Hospira Inc *	537,764	20,601,739
Myriad Genetics Inc *	648,246	17,418,370
Omnicare Inc	581,791	27,757,249
Owens & Minor Inc	510,738	17,278,267
Teleflex Inc	223,429	17,313,513
Tenet Healthcare Corp *	422,333	19,469,551

		176,173,419

Industrials - 10.7%

ACCO Brands Corp *	1,144,200	7,277,112
AGCO Corp	86,800	4,356,492
AMETEK Inc	159,050	6,727,815
Con-way Inc	302,000	11,765,920
Crane Co	108,900	6,525,288
Delta Air Lines Inc *	636,800	11,914,528
Dover Corp	160,900	12,495,494
FTI Consulting Inc *	32,366	1,064,518
Jacobs Engineering Group Inc *	118,760	6,547,239
Joy Global Inc	38,400	1,863,552
KBR Inc	276,100	8,973,250
Kennametal Inc	149,100	5,789,553
ManpowerGroup Inc	82,500	4,521,000
Parker Hannifin Corp	133,000	12,688,200
Spirit AeroSystems Holdings Inc ‘A’ *	472,290	10,144,789
SPX Corp	138,300	9,954,834
The Timken Co	170,520	9,596,865
UTi Worldwide Inc (United Kingdom)	258,700	4,260,789

		136,467,238

Information Technology - 10.7%

Amdocs Ltd (United Kingdom)	167,600	6,216,284
AOL Inc *	218,500	7,970,880
Arrow Electronics Inc *	197,200	7,858,420
Check Point Software Technologies Ltd * (Israel)	231,100	11,481,048
Compuware Corp	374,900	3,880,215
Diebold Inc	230,900	7,779,021
Electronic Arts Inc *	345,600	7,938,432
Fairchild Semiconductor International Inc *	391,400	5,401,320
Informatica Corp *	196,900	6,887,562
Ingram Micro Inc ‘A’ *	376,794	7,155,318
Microchip Technology Inc	208,700	7,774,075
NCR Corp *	247,994	8,181,322
NetApp Inc *	67,600	2,553,928
ON Semiconductor Corp *	1,072,991	8,669,767
PTC Inc *	419,900	10,300,147
RF Micro Devices Inc *	1,695,200	9,069,320
Synopsys Inc *	207,500	7,418,125
TIBCO Software Inc *	511,100	10,937,540

		137,472,724

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Materials - 6.9%

Albemarle Corp	185,600	$11,561,024
Axiall Corp	201,050	8,560,709
Carpenter Technology Corp	122,200	5,507,554
Cliffs Natural Resources Inc	98,400	1,599,000
Huntsman Corp	191,400	3,169,584
Martin Marietta Materials Inc	48,800	4,802,896
MeadWestvaco Corp	170,300	5,808,933
Owens-Illinois Inc *	385,200	10,704,708
Rock Tenn Co ‘A’	177,900	17,768,652
Rockwood Holdings Inc	114,927	7,358,776
Steel Dynamics Inc	814,500	12,144,195

		88,986,031

Utilities - 7.6%

Hawaiian Electric Industries Inc	522,600	13,227,006
MDU Resources Group Inc	369,300	9,568,563
NV Energy Inc	749,530	17,583,974
OGE Energy Corp	114,500	7,808,900
PNM Resources Inc	475,200	10,544,688
TECO Energy Inc	520,500	8,947,395
UGI Corp	320,500	12,534,755
Westar Energy Inc	551,200	17,616,352

		97,831,633

Total Common Stocks (Cost $1,110,549,275)		1,268,377,812

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $9,570,043; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $9,762,413)	$9,570,035	$9,570,035

Total Short-Term Investment (Cost $9,570,035)		9,570,035

TOTAL INVESTMENTS - 99.8% (Cost $1,120,119,310)		1,277,947,847

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,201,513

NET ASSETS - 100.0%		$1,280,149,360

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.9%
Health Care	13.8%
Consumer Discretionary	11.5%
Information Technology	10.7%
Industrials	10.7%
Energy	8.4%
Utilities	7.6%
Materials	6.9%
Consumer Staples	4.6%
Others (each less than 3.0%)	0.7%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,268,377,812	$1,268,377,812	$-	$-
	Short-Term Investment	9,570,035	-	9,570,035	-

	Total	$1,277,947,847	$1,268,377,812	$9,570,035	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer Discretionary - 0.0%

Other security		$2,211

Total Rights (Cost $0)		2,211

COMMON STOCKS - 98.1%

Consumer Discretionary - 16.9%

Autoliv Inc	108,000	8,358,120
Brown Shoe Co Inc	321,422	6,920,216
Brunswick Corp	171,655	5,484,377
GameStop Corp ‘A’	189,800	7,977,294
Gentex Corp	310,000	7,145,500
Group 1 Automotive Inc	169,942	10,932,369
Harman International Industries Inc	111,000	6,016,200
La-Z-Boy Inc	416,550	8,443,468
Regis Corp	341,652	5,609,926
The Men’s Wearhouse Inc	275,119	10,413,254
Thor Industries Inc	292,000	14,360,560
Other securities		77,076,904

		168,738,188

Consumer Staples - 1.3%

Other securities		13,193,782

Energy - 9.5%

Atwood Oceanics Inc *	150,000	7,807,500
Bristow Group Inc	181,820	11,876,482
Helix Energy Solutions Group Inc *	377,740	8,703,130
Oil States International Inc *	90,000	8,337,600
Rowan Cos PLC ‘A’ * (United Kingdom)	240,000	8,176,800
Tidewater Inc	165,000	9,400,050
Other securities		40,398,601

		94,700,163

Financials - 25.8%

Aspen Insurance Holdings Ltd (Bermuda)	152,880	5,670,319
Montpelier Re Holdings Ltd (Bermuda)	238,366	5,961,534
Old Republic International Corp	493,000	6,344,910
Protective Life Corp	307,000	11,791,870
StanCorp Financial Group Inc	190,000	9,387,900
The Hanover Insurance Group Inc	122,270	5,982,671
Other securities		212,923,217

		258,062,421

Health Care - 3.7%

STERIS Corp	140,000	6,003,200
Teleflex Inc	72,000	5,579,280
Other securities		25,076,465

		36,658,945

Industrials - 23.2%

AAR Corp	437,113	9,607,744
Apogee Enterprises Inc	275,901	6,621,624
Astec Industries Inc	168,909	5,791,890
Brady Corp ‘A’	172,482	5,300,372
Briggs & Stratton Corp	313,211	6,201,578
Carlisle Cos Inc	124,000	7,726,440
EMCOR Group Inc	148,464	6,035,062
EnPro Industries Inc *	147,230	7,473,395
Genesee & Wyoming Inc ‘A’ *	74,000	6,278,160
Gibraltar Industries Inc *	386,090	5,621,470
Granite Construction Inc	306,638	9,125,547
Kennametal Inc	135,980	5,280,103

	Shares	Value
Lincoln Electric Holdings Inc	142,580	$8,165,557
McGrath RentCorp	170,898	5,837,876
Mueller Industries Inc	126,662	6,387,565
SkyWest Inc	418,310	5,663,917
Trinity Industries Inc	232,890	8,952,292
Universal Forest Products Inc	215,603	8,606,872
Other securities		106,783,490

		231,460,954

Information Technology - 7.5%

Benchmark Electronics Inc *	481,619	9,680,542
Rofin-Sinar Technologies Inc *	263,161	6,563,235
Other securities		58,358,382

		74,602,159

Materials - 6.8%

A. Schulman Inc	208,365	5,588,349
Cabot Corp	169,399	6,338,911
Reliance Steel & Aluminum Co	123,000	8,063,880
RPM International Inc	265,000	8,464,100
Steel Dynamics Inc	380,000	5,665,800
Other securities		34,004,926

		68,125,966

Telecommunication Services - 0.3%

Other securities		3,086,220

Utilities - 3.1%

Other securities		31,113,493

Total Common Stocks (Cost $816,320,476)		979,742,291

	Principal Amount

SHORT-TERM INVESTMENTS - 1.7%

U.S. Government Agency Issue - 0.8%

Federal Home Loan Bank 0.000% due 07/01/13	$8,000,000	8,000,000

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $8,798,627; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $1,667,619; and U.S. Treasury Notes: 0.625% due 08/31/17 and value $7,310,313)	8,798,620	8,798,620

Total Short-Term Investments (Cost $16,798,620)		16,798,620

TOTAL INVESTMENTS - 99.8% (Cost $833,119,096)		996,543,122

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,865,996

NET ASSETS - 100.0%		$998,409,118

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	25.8%
Industrials	23.2%
Consumer Discretionary	16.9%
Energy	9.5%
Information Technology	7.5%
Materials	6.8%
Health Care	3.7%
Utilities	3.1%
Others (each less than 3.0%)	3.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2013.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(e)	As of June 30, 2013, $225,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (09/13)	GSC	38	$3,675,443	$28,417

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$2,211	$2,211	$-	$-
	Common Stocks (1)	979,742,291	979,742,291	-	-
	Short-Term Investments	16,798,620	-	16,798,620	-
	Derivatives:
	Equity Contracts
	Futures	28,417	28,417	-	-

	Total	$996,571,539	$979,772,919	$16,798,620	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Consumer Discretionary - 20.2%

American Axle & Manufacturing Holdings Inc *	227,900	$4,245,777
ANN Inc *	168,410	5,591,212
Brunswick Corp	134,710	4,303,984
Buffalo Wild Wings Inc *	51,500	5,055,240
Dana Holding Corp	295,800	5,697,108
Domino’s Pizza Inc	103,105	5,995,556
DSW Inc ‘A’	50,335	3,698,112
Fifth & Pacific Cos Inc *	272,600	6,089,884
Five Below Inc *	140,100	5,150,076
Interval Leisure Group Inc	99,880	1,989,609
Life Time Fitness Inc *	93,935	4,707,083
Lions Gate Entertainment Corp * (Canada)	190,700	5,238,529
Lumber Liquidators Holdings Inc *	33,900	2,639,793
Marriott Vacations Worldwide Corp *	136,470	5,900,963
Nexstar Broadcasting Group Inc ‘A’	154,400	5,475,024
Pier 1 Imports Inc	269,720	6,335,723
Six Flags Entertainment Corp	144,430	5,078,159
Sotheby’s	55,880	2,118,411
Stage Stores Inc	134,600	3,163,100
Taylor Morrison Home Corp ‘A’ *	143,400	3,496,092
The Children’s Place Retail Stores Inc *	57,720	3,163,056
Tile Shop Holdings Inc *	63,300	1,833,168
Tupperware Brands Corp	58,725	4,562,345
William Lyon Homes ‘A’ *	101,900	2,568,899
Wolverine World Wide Inc	64,300	3,511,423

		107,608,326

Consumer Staples - 3.5%

B&G Foods Inc	177,200	6,033,660
The Fresh Market Inc *	50,885	2,530,002
The Hain Celestial Group Inc *	74,795	4,859,431
United Natural Foods Inc *	101,630	5,487,004

		18,910,097

Energy - 4.9%

Approach Resources Inc *	162,400	3,990,168
Berry Petroleum Co ‘A’	59,915	2,535,603
Bristow Group Inc	52,000	3,396,640
Dril-Quip Inc *	21,000	1,896,090
Energy XXI Ltd (Bermuda)	116,845	2,591,622
Kodiak Oil & Gas Corp * (Canada)	412,730	3,669,170
Northern Oil & Gas Inc *	305,690	4,077,904
Rosetta Resources Inc *	88,980	3,783,430

		25,940,627

Financials - 7.0%

DuPont Fabros Technology Inc REIT	91,700	2,214,555
Financial Engines Inc	63,100	2,876,729
Fortress Investment Group LLC ‘A’	592,010	3,883,586
Jones Lang LaSalle Inc	49,865	4,544,696
Northwest Bancshares Inc	243,660	3,291,847
Omega Healthcare Investors Inc REIT	79,100	2,453,682
Portfolio Recovery Associates Inc *	13,500	2,074,005
Silver Bay Realty Trust Corp REIT	196,440	3,253,046
Texas Capital Bancshares Inc *	105,800	4,693,288
Two Harbors Investment Corp REIT	359,245	3,682,261
WisdomTree Investments Inc *	375,400	4,343,378

		37,311,073

Health Care - 18.6%

ACADIA Pharmaceuticals Inc *	111,600	2,025,540
Acorda Therapeutics Inc *	102,200	3,371,578
Aegerion Pharmaceuticals Inc *	24,500	1,551,830
Align Technology Inc *	131,090	4,855,574
Alkermes PLC * (Ireland)	170,915	4,901,842
athenahealth Inc *	44,000	3,727,680

	Shares	Value
Auxilium Pharmaceuticals Inc *	94,000	$1,563,220
Centene Corp *	62,700	3,289,242
Cepheid Inc *	104,155	3,585,015
Charles River Laboratories International Inc *	85,000	3,487,550
Cubist Pharmaceuticals Inc *	54,045	2,610,374
Endologix Inc *	308,200	4,092,896
Greenway Medical Technologies Inc *	156,895	1,936,084
HealthSouth Corp *	161,685	4,656,528
HeartWare International Inc *	40,900	3,889,999
HMS Holdings Corp *	165,500	3,856,150
Idenix Pharmaceuticals Inc *	90,600	327,066
Insulet Corp *	165,750	5,206,208
Molina Healthcare Inc *	89,400	3,323,892
NxStage Medical Inc *	219,865	3,139,672
Orexigen Therapeutics Inc *	328,900	1,924,065
PAREXEL International Corp *	76,565	3,517,396
Portola Pharmaceuticals Inc *	98,400	2,417,688
Questcor Pharmaceuticals Inc	56,500	2,568,490
Santarus Inc *	99,300	2,090,265
Synageva BioPharma Corp *	56,300	2,364,600
Team Health Holdings Inc *	161,300	6,624,591
Theravance Inc *	76,295	2,939,646
Thoratec Corp *	51,833	1,622,891
ViroPharma Inc *	118,090	3,383,279
Wright Medical Group Inc *	162,830	4,267,774

		99,118,625

Industrials - 15.2%

A.O. Smith Corp	102,710	3,726,319
Actuant Corp ‘A’	159,165	5,247,670
Acuity Brands Inc	45,400	3,428,608
Alaska Air Group Inc *	55,100	2,865,200
Avis Budget Group Inc *	129,020	3,709,325
Beacon Roofing Supply Inc *	129,000	4,886,520
Chart Industries Inc *	29,600	2,785,064
Esterline Technologies Corp *	37,490	2,710,152
Genesee & Wyoming Inc ‘A’ *	41,950	3,559,038
Hexcel Corp *	147,900	5,035,995
Hub Group Inc ‘A’ *	141,750	5,162,535
Lindsay Corp	33,600	2,519,328
On Assignment Inc *	203,100	5,426,832
Primoris Services Corp	161,900	3,192,668
RBC Bearings Inc *	51,540	2,677,503
Tetra Tech Inc *	208,705	4,906,655
The ExOne Co *	105,700	6,523,804
The Middleby Corp *	31,600	5,374,844
United Rentals Inc *	78,765	3,931,161
US Airways Group Inc *	198,600	3,261,012

		80,930,233

Information Technology - 21.5%

Applied Micro Circuits Corp *	255,665	2,249,852
Aruba Networks Inc *	234,800	3,606,528
Aspen Technology Inc *	183,600	5,285,844
BroadSoft Inc *	138,855	3,832,398
Cadence Design Systems Inc *	411,365	5,956,565
Cognex Corp	138,403	6,258,584
CommVault Systems Inc *	69,675	5,287,636
CoStar Group Inc *	40,375	5,211,201
Cyan Inc *	170,500	1,781,725
Cypress Semiconductor Corp *	342,100	3,670,733
Dealertrack Technologies Inc *	154,065	5,458,523
Demandware Inc *	45,600	1,933,896
E2open Inc *	125,400	2,194,500
FEI Co	43,800	3,196,962
Finisar Corp *	162,230	2,749,799
Fortinet Inc *	162,360	2,841,300
InterXion Holding NV * (Netherlands)	149,960	3,918,455
MAXIMUS Inc	52,000	3,872,960

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Microsemi Corp *	238,500	$5,425,875
OSI Systems Inc *	64,100	4,129,322
Radware Ltd * (Israel)	226,600	3,124,814
Ruckus Wireless Inc *	221,400	2,836,134
Semtech Corp *	110,900	3,884,827
Silicon Graphics International Corp *	184,655	2,470,684
Sourcefire Inc *	39,800	2,210,890
Synchronoss Technologies Inc *	120,700	3,726,009
Trulia Inc *	146,300	4,548,467
Ultimate Software Group Inc *	40,225	4,717,990
VistaPrint NV * (Netherlands)	70,800	3,495,396
WEX Inc *	59,885	4,593,179

		114,471,048

Materials - 4.7%

Berry Plastics Group Inc *	274,500	6,058,215
Chemtura Corp *	248,000	5,034,400
Cytec Industries Inc	72,100	5,281,325
Eagle Materials Inc	65,300	4,327,431
PolyOne Corp	176,565	4,375,281

		25,076,652

Telecommunication Services - 0.9%

Cogent Communications Group Inc	166,200	4,678,530

Utilities - 0.5%

ITC Holdings Corp	31,235	2,851,755

Total Common Stocks (Cost $422,526,469)		516,896,966

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $13,653,052; collateralized by Freddie Mac: 1.650% due 11/15/19 and value $13,929,775)	$13,653,041	$13,653,041

Total Short-Term Investment (Cost $13,653,041)		13,653,041

TOTAL INVESTMENTS - 99.6% (Cost $436,179,510)		530,550,007

OTHER ASSETS & LIABILITIES, NET - 0.4%		2,051,837

NET ASSETS - 100.0%		$532,601,844

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	21.5%
Consumer Discretionary	20.2%
Health Care	18.6%
Industrials	15.2%
Financials	7.0%
Energy	4.9%
Materials	4.7%
Consumer Staples	3.5%
Others (each less than 3.0%)	4.0%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$516,896,966	$516,896,966	$-	$-
	Short-Term Investment	13,653,041	-	13,653,041	-

	Total	$530,550,007	$516,896,966	$13,653,041	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer Discretionary - 0.0%

Other security		$1,836

Total Rights (Cost $0)		1,836

WARRANTS - 0.0%

Energy - 0.0%

Other security		591

Total Warrants (Cost $0)		591

COMMON STOCKS - 99.6%

Consumer Discretionary - 14.3%

Brunswick Corp	49,269	1,574,145
Dana Holding Corp	79,765	1,536,274
Fifth & Pacific Cos Inc *	65,417	1,461,416
Sotheby’s	37,103	1,406,575
Tenneco Inc *	33,097	1,498,632
Wolverine World Wide Inc	27,145	1,482,388
Other securities		101,571,362

		110,530,792

Consumer Staples - 3.9%

The Hain Celestial Group Inc *	20,895	1,357,548
United Natural Foods Inc *	26,786	1,446,176
Other securities		26,865,680

		29,669,404

Energy - 5.5%

Helix Energy Solutions Group Inc *	57,761	1,330,813
Lufkin Industries Inc	18,444	1,631,741
Rosetta Resources Inc *	33,287	1,415,363
Other securities		38,356,631

		42,734,548

Financials - 23.2%

CNO Financial Group Inc	119,801	1,552,621
FirstMerit Corp	90,324	1,809,190
Hancock Holding Co	45,445	1,366,531
Highwoods Properties Inc REIT	44,223	1,574,781
Portfolio Recovery Associates Inc *	9,248	1,420,770
Prospect Capital Corp	131,859	1,424,077
Prosperity Bancshares Inc	32,243	1,669,865
RLJ Lodging Trust REIT	67,910	1,527,296
Other securities		166,829,377

		179,174,508

Health Care - 12.2%

Align Technology Inc *	39,853	1,476,155
athenahealth Inc *	19,995	1,693,976
Centene Corp *	29,449	1,544,895
HealthSouth Corp *	47,875	1,378,800
Isis Pharmaceuticals Inc *	61,301	1,647,158
PAREXEL International Corp *	30,950	1,421,843
STERIS Corp	32,003	1,372,289
Team Health Holdings Inc *	37,093	1,523,410
Other securities		82,225,430

		94,283,956

Industrials - 14.2%

Acuity Brands Inc	23,258	1,756,444
Chart Industries Inc *	16,491	1,551,638

	Shares	Value
CLARCOR Inc	26,876	$1,403,196
EMCOR Group Inc	36,409	1,480,026
HEICO Corp	28,948	1,458,111
Teledyne Technologies Inc *	20,353	1,574,305
The Middleby Corp *	10,230	1,740,021
US Airways Group Inc *	89,276	1,465,912
Woodward Inc	37,395	1,495,800
Other securities		95,687,597

		109,613,050

Information Technology - 17.3%

Aspen Technology Inc *	51,139	1,472,292
CommVault Systems Inc *	25,245	1,915,843
CoStar Group Inc *	15,547	2,006,651
FEI Co	20,967	1,530,381
MAXIMUS Inc	18,609	1,385,998
PTC Inc *	65,161	1,598,399
QLIK Technologies Inc *	47,447	1,341,327
Ultimate Software Group Inc *	15,099	1,770,962
ViaSat Inc *	21,448	1,532,674
WEX Inc *	21,104	1,618,677
Other securities		117,013,537

		133,186,741

Materials - 4.9%

Axiall Corp	37,980	1,617,188
PolyOne Corp	54,135	1,341,465
Other securities		34,939,105

		37,897,758

Telecommunication Services - 0.8%

Other securities		5,869,773

Utilities - 3.3%

Cleco Corp	32,983	1,531,401
Piedmont Natural Gas Co Inc	40,941	1,381,349
Other securities		22,198,776

		25,111,526

Total Common Stocks (Cost $649,672,446)		768,072,056

	Principal Amount
SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $2,624,047; collateralized by Fannie Mae: 2.230% due 12/06/22 and value $2,677,500)	$2,624,045	2,624,045

Total Short-Term Investment (Cost $2,624,045)		2,624,045

TOTAL INVESTMENTS - 100.0% (Cost $652,296,491)		770,698,528

OTHER ASSETS & LIABILITIES, NET - 0.0%		350,721

NET ASSETS - 100.0%		$771,049,249

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.2%
Information Technology	17.3%
Consumer Discretionary	14.3%
Industrials	14.2%
Health Care	12.2%
Energy	5.5%
Materials	4.9%
Consumer Staples	3.9%
Utilities	3.3%
Others (each less than 3.0%)	1.2%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Other securities represent the portfolio’s securities not identified as a top-fifty holding in terms of value, and not exceeding one percent of the portfolio’s net assets as of June 30, 2013.

(d)	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to the WHERE TO GO FOR MORE INFORMATION section of this report.

(e)	As of June 30, 2013, $437,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(f)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (09/13)	GSC	47	$4,520,455	$60,635

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$1,836	$1,836	$-	$-
	Warrants (1)	591	591	-	-
	Common Stocks (1)	768,072,056	768,072,056	-	-
	Short-Term Investment	2,624,045	-	2,624,045	-
	Derivatives:
	Equity Contracts
	Futures	60,635	60,635	-	-

	Total	$770,759,163	$768,135,118	$2,624,045	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 11.2%

Aaron's Inc	157,300	$4,405,973
Cinemark Holdings Inc	180,400	5,036,768
Cracker Barrel Old Country Store Inc	54,400	5,149,504
Group 1 Automotive Inc	76,956	4,950,579
Harman International Industries Inc	115,300	6,249,260
Hillenbrand Inc	101,800	2,413,678
International Game Technology	397,200	6,637,212
Meredith Corp	132,886	6,338,662
Rent-A-Center Inc	34,909	1,310,833
Sonic Automotive Inc 'A'	56,300	1,190,182
Sturm Ruger & Co Inc	55,999	2,690,192
The Buckle Inc	110,278	5,736,662
Wolverine World Wide Inc	101,300	5,531,993

		57,641,498

Consumer Staples - 6.2%

Cal-Maine Foods Inc	78,231	3,638,524
Casey's General Stores Inc	43,225	2,600,416
Cott Corp (Canada)	123,400	963,754
Fresh Del Monte Produce Inc (Cayman)	69,200	1,929,296
Harris Teeter Supermarkets Inc	114,500	5,365,470
Ingredion Inc	104,600	6,863,852
The Andersons Inc	78,400	4,170,096
Universal Corp	91,000	5,264,350
Weis Markets Inc	24,915	1,122,919

		31,918,677

Energy - 12.2%

Alliance Resource Partners LP	42,637	3,011,451
Berry Petroleum Co 'A'	118,700	5,023,384
Bristow Group Inc	107,700	7,034,964
Calumet Specialty Products Partners LP	55,200	2,008,176
Cimarex Energy Co	73,400	4,770,266
CVR Energy Inc	120,237	5,699,234
Delek US Holdings Inc	30,800	886,424
Energen Corp	111,600	5,832,216
Ensign Energy Services Inc (Canada)	125,700	1,945,798
Precision Drilling Corp (NYSE) (Canada)	621,400	5,312,970
Ship Finance International Ltd (Bermuda)	242,401	3,597,231
Tidewater Inc	104,600	5,959,062
TransMontaigne Partners LP	5,465	229,038
Western Refining Inc	160,200	4,496,814
World Fuel Services Corp	176,981	7,075,701

		62,882,729

Financials - 20.6%

American Financial Group Inc	110,500	5,404,555
American Realty Capital Properties Inc REIT	311,702	4,756,573
AmTrust Financial Services Inc	92,550	3,304,035
Bank of Hawaii Corp	46,322	2,330,923
Canadian Western Bank (Canada)	98,443	2,599,374
CapitalSource Inc	508,200	4,766,916
Cardinal Financial Corp	89,545	1,310,939
Cash America International Inc	109,699	4,986,917
Community Trust Bancorp Inc	15,111	538,254
First American Financial Corp	230,200	5,073,608
First Horizon National Corp	252,899	2,832,469
First Niagara Financial Group Inc	548,200	5,520,374
FirstMerit Corp	89,226	1,787,197
Franklin Street Properties Corp REIT	185,300	2,445,960
Fulton Financial Corp	463,900	5,325,572
Glacier Bancorp Inc	7,617	169,021
Hatteras Financial Corp REIT	97,900	2,412,256
Home Loan Servicing Solutions Ltd (Cayman)	198,500	4,758,045

	Shares	Value
International Bancshares Corp	200	$4,516
Lakeland Financial Corp	17,902	496,780
Montpelier Re Holdings Ltd (Bermuda)	60,200	1,505,602
Old National Bancorp	202,952	2,806,826
Omega Healthcare Investors Inc REIT	154,500	4,792,590
Prosperity Bancshares Inc	109,300	5,660,647
PS Business Parks Inc REIT	36,900	2,663,073
Raymond James Financial Inc	110,900	4,766,482
Retail Properties of America Inc 'A' REIT	265,087	3,785,442
Starwood Property Trust Inc REIT	198,600	4,915,350
Susquehanna Bancshares Inc	346,400	4,451,240
Symetra Financial Corp	28,844	461,216
Tompkins Financial Corp	14,100	637,179
Trustmark Corp	155,617	3,825,066
Washington Federal Inc	202,000	3,813,760
WesBanco Inc	25,805	682,026

		105,590,783

Health Care - 6.0%

Owens & Minor Inc	162,645	5,502,280
PerkinElmer Inc	187,300	6,087,250
STERIS Corp	152,700	6,547,776
Teleflex Inc	64,200	4,974,858
The Cooper Cos Inc	62,554	7,447,054
The Ensign Group Inc	12,455	438,665

		30,997,883

Industrials - 19.0%

ABM Industries Inc	14,213	348,361
Alliant Techsystems Inc	93,200	7,673,156
Applied Industrial Technologies Inc	43,200	2,087,856
Barnes Group Inc	152,200	4,564,478
Belden Inc	127,600	6,371,068
Crane Co	113,950	6,827,884
Cubic Corp	36,800	1,770,080
Curtiss-Wright Corp	136,400	5,054,984
Elbit Systems Ltd (Israel)	25,000	1,052,000
Ennis Inc	51,400	888,706
ITT Corp	193,204	5,682,130
KBR Inc	161,700	5,255,250
Kennametal Inc	139,300	5,409,019
Standex International Corp	18,537	977,827
TAL International Group Inc *	78,580	3,423,730
Textainer Group Holdings Ltd (Bermuda)	59,498	2,287,103
The Babcock & Wilcox Co	134,939	4,052,218
The Brink's Co	148,800	3,795,888
Titan International Inc	199,100	3,358,817
Trinity Industries Inc	131,396	5,050,862
Triumph Group Inc	95,539	7,561,912
UniFirst Corp	28,948	2,641,505
United Stationers Inc	11,400	382,470
Valmont Industries Inc	49,400	7,068,646
Werner Enterprises Inc	161,354	3,899,926

		97,485,876

Information Technology - 4.5%

AVX Corp	91,900	1,079,825
Broadridge Financial Solutions Inc	181,700	4,829,586
Fair Isaac Corp	75,351	3,453,336
j2 Global Inc	96,096	4,085,041
Jabil Circuit Inc	234,300	4,775,034
Mentor Graphics Corp	247,880	4,846,054

		23,068,876

Materials - 14.5%

A. Schulman Inc	87,600	2,349,432
AMCOL International Corp	52,596	1,666,767
Buckeye Technologies Inc	109,500	4,055,880
Cabot Corp	134,600	5,036,732
Commercial Metals Co	349,800	5,166,546

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Domtar Corp	18,600	$1,236,900
HudBay Minerals Inc (Canada)	465,372	3,079,765
Innophos Holdings Inc	75,200	3,547,184
Methanex Corp (NASDAQ) (Canada)	154,676	6,618,586
Neenah Paper Inc	56,979	1,810,223
NewMarket Corp	19,847	5,211,028
Olin Corp	69,978	1,673,874
Quaker Chemical Corp	27,256	1,690,145
Rentech Nitrogen Partners LP	72,423	2,130,685
Rock Tenn Co 'A'	51,700	5,163,796
Royal Gold Inc	104,825	4,411,036
Sensient Technologies Corp	134,500	5,443,215
Silgan Holdings Inc	36,100	1,695,256
Sonoco Products Co	164,850	5,698,864
Steel Dynamics Inc	302,900	4,516,239
Stepan Co	38,772	2,156,111

		74,358,264

Telecommunication Services - 0.5%

Manitoba Telecom Services Inc (Canada)	80,800	2,738,150

Utilities - 3.3%

El Paso Electric Co	79,647	2,812,335
Great Plains Energy Inc	135,200	3,047,408
IDACORP Inc	105,500	5,038,680
Suburban Propane Partners LP	20,893	970,480
UGI Corp	123,900	4,845,729

		16,714,632

Total Common Stocks (Cost $372,867,361)		503,397,368

CLOSED-END MUTUAL FUND - 0.5%

Central Fund of Canada Ltd 'A' (Canada)	202,300	2,751,280

Total Closed-End Mutual Fund (Cost $2,457,563)		2,751,280

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $6,404,988; collateralized by Fannie Mae: 2.230% due 12/06/22 and value $6,535,969)	$6,404,983	$6,404,983

Total Short-Term Investment (Cost $6,404,983)		6,404,983

TOTAL INVESTMENTS - 99.7% (Cost $381,729,907)		512,553,631

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,358,774

NET ASSETS - 100.0%		$513,912,405

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.6%
Industrials	19.0%
Materials	14.5%
Energy	12.2%
Consumer Discretionary	11.2%
Consumer Staples	6.2%
Health Care	6.0%
Information Technology	4.5%
Utilities	3.3%
Others (each less than 3.0%)	2.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$503,397,368	$503,397,368	$-	$-
	Closed-End Mutual Fund	2,751,280	2,751,280	-	-
	Short-Term Investment	6,404,983	-	6,404,983	-

	Total	$512,553,631	$506,148,648	$6,404,983	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Consumer Discretionary - 16.0%

AutoZone Inc *	31,410	$13,308,103
Bed Bath & Beyond Inc *	118,500	8,401,650
Belo Corp 'A'	211,542	2,951,011
Brinker International Inc	88,700	3,497,441
Brookfield Residential Properties Inc (NYSE) * (Canada)	162,700	3,589,162
CBS Corp 'B'	105,700	5,165,559
Clear Channel Outdoor Holdings Inc 'A' *	190,854	1,423,771
DIRECTV *	48,000	2,957,760
DISH Network Corp 'A'	181,400	7,713,128
Entercom Communications Corp 'A' *	53,394	504,039
Expedia Inc	80,100	4,818,015
Genuine Parts Co	105,900	8,267,613
Hanesbrands Inc	138,400	7,116,528
Kohl's Corp	243,500	12,299,185
Marriott International Inc 'A'	118,600	4,787,882
McDonald's Corp	34,200	3,385,800
PetSmart Inc	89,700	6,009,003
The Gap Inc	99,800	4,164,654
The Home Depot Inc	78,600	6,089,142
Time Warner Cable Inc	79,900	8,987,152
Williams-Sonoma Inc	83,400	4,661,226

		120,097,824

Consumer Staples - 4.5%

Diageo PLC ADR (United Kingdom)	63,500	7,299,325
Dr Pepper Snapple Group Inc	138,700	6,370,491
The Procter & Gamble Co	155,000	11,933,450
Walgreen Co	187,200	8,274,240

		33,877,506

Energy - 9.3%

Devon Energy Corp	204,800	10,625,024
Energen Corp	79,800	4,170,348
Exxon Mobil Corp	333,500	30,131,725
Kinder Morgan Inc	113,500	4,330,025
NuStar GP Holdings LLC	133,581	3,570,620
PBF Energy Inc	143,862	3,726,026
Phillips 66	52,800	3,110,448
QEP Resources Inc	152,400	4,233,672
Southwestern Energy Co *	88,200	3,221,946
Teekay Corp	66,200	2,689,706

		69,809,540

Financials - 33.8%

Aflac Inc	67,600	3,928,912
Agree Realty Corp REIT	22,496	664,082
Alleghany Corp *	13,590	5,209,183
Allied World Assurance Co Holdings AG (Switzerland)	32,300	2,955,773
American International Group Inc *	271,100	12,118,170
American Residential Properties Inc REIT *	212,300	3,651,560
Ameriprise Financial Inc	82,200	6,648,336
Annaly Capital Management Inc REIT	290,000	3,645,300
Bank of America Corp	1,156,400	14,871,304
Berkshire Hathaway Inc 'A' *	44	7,418,400
Brookfield Asset Management Inc 'A' (Canada)	68,700	2,474,574
Capital One Financial Corp	227,900	14,314,399
Citigroup Inc	237,800	11,407,266
Endurance Specialty Holdings Ltd (Bermuda)	66,100	3,400,845
Excel Trust Inc REIT	128,900	1,651,209
First Republic Bank	101,500	3,905,720
Hudson City Bancorp Inc	376,400	3,447,824
Invesco Ltd (Bermuda)	235,678	7,494,560

	Shares	Value
Legg Mason Inc	186,200	$5,774,062
Loews Corp	322,200	14,305,680
M&T Bank Corp	64,300	7,185,525
Marsh & McLennan Cos Inc	118,000	4,710,560
National Bank Holdings Corp 'A'	132,780	2,615,766
Northern Trust Corp	98,000	5,674,200
Ocwen Financial Corp *	71,500	2,947,230
Old Republic International Corp	299,400	3,853,278
People's United Financial Inc	271,600	4,046,840
Prudential Financial Inc	111,600	8,150,148
Rayonier Inc REIT	100,200	5,550,078
SunTrust Banks Inc	187,200	5,909,904
The Charles Schwab Corp	349,300	7,415,639
The Hartford Financial Services Group Inc	173,300	5,358,436
The PNC Financial Services Group Inc	106,300	7,751,396
The Travelers Cos Inc	96,100	7,680,312
U.S. Bancorp	267,500	9,670,125
Unum Group	231,400	6,796,218
W.R. Berkley Corp	82,200	3,358,692
Wells Fargo & Co	625,900	25,830,893

		253,792,399

Health Care - 10.0%

AbbVie Inc	112,000	4,630,080
AmerisourceBergen Corp	100,000	5,583,000
Bristol-Myers Squibb Co	130,700	5,840,983
Covidien PLC (Ireland)	93,900	5,900,676
Humana Inc	83,500	7,045,730
Johnson & Johnson	179,800	15,437,628
Merck & Co Inc	188,900	8,774,405
National Healthcare Corp	63,276	3,024,592
Pfizer Inc	582,300	16,310,223
Valeant Pharmaceuticals International Inc (NYSE) * (Canada)	31,900	2,745,952

		75,293,269

Industrials - 5.6%

Air Lease Corp	76,700	2,116,153
Carlisle Cos Inc	113,764	7,088,635
Dover Corp	119,600	9,288,136
Emerson Electric Co	54,300	2,961,522
Equifax Inc	125,900	7,419,287
Illinois Tool Works Inc	58,700	4,060,279
United Technologies Corp	98,300	9,136,002

		42,070,014

Information Technology - 5.9%

Analog Devices Inc	156,000	7,029,360
Cisco Systems Inc	490,000	11,911,900
Gogo Inc *	36,900	515,493
Hewlett-Packard Co	207,600	5,148,480
KLA-Tencor Corp	60,300	3,360,519
Microsoft Corp	185,100	6,391,503
QUALCOMM Inc	82,700	5,051,316
Texas Instruments Inc	128,000	4,463,360

		43,871,931

Materials - 2.6%

Albemarle Corp	107,600	6,702,404
Compass Minerals International Inc	49,400	4,175,782
Martin Marietta Materials Inc	32,350	3,183,887
Rock Tenn Co 'A'	52,500	5,243,700

		19,305,773

Telecommunication Services - 1.5%

AT&T Inc	315,000	11,151,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Utilities - 6.5%

Atmos Energy Corp	90,800	$3,728,248
CenterPoint Energy Inc	307,800	7,230,222
Duke Energy Corp	95,000	6,412,500
Edison International	47,700	2,297,232
NextEra Energy Inc	96,000	7,822,080
Northeast Utilities	120,400	5,059,208
Sempra Energy	112,200	9,173,472
Southern Co	152,500	6,729,825

		48,452,787

Total Common Stocks (Cost $711,001,349)		717,722,043

CLOSED-END MUTUAL FUND - 0.1%

Cohen & Steers Infrastructure Fund Inc	50,455	953,095

Total Closed-End Mutual Fund (Cost $1,075,726)		953,095

	Principal Amount

SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $28,064,573; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $28,628,300)	$28,064,550	28,064,550

Total Short-Term Investment (Cost $28,064,550)		28,064,550

TOTAL INVESTMENTS - 99.5% (Cost $740,141,625)		746,739,688

OTHER ASSETS & LIABILITIES, NET - 0.5%		3,600,875

NET ASSETS - 100.0%		$750,340,563

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	33.8%
Consumer Discretionary	16.0%
Health Care	10.0%
Energy	9.3%
Utilities	6.5%
Information Technology	5.9%
Industrials	5.6%
Consumer Staples	4.5%
Short-Term Investment	3.7%
Others (each less than 3.0%)	4.2%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$717,722,043	$717,722,043	$-	$-
	Closed-End Mutual Fund	953,095	953,095	-	-
	Short-Term Investment	28,064,550	-	28,064,550	-

	Total	$746,739,688	$718,675,138	$28,064,550	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Health Care - 0.1%

ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * ¯ +	44,635	$-
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * ¯ +	27,500	-
Derma Sciences Inc Strike @ $9.90 Exp. 06/23/16 * ¯ +	57,500	220,469
OncoGenex Pharmaceutical Inc Strike @ $20.00 Exp. 10/19/15 * ¯ +	12,820	116
SANUWAVE Health Inc Strike @ $4.00 Exp. 04/08/16 * ¯ +	135,383	3,107

		223,692

Total Warrants (Cost $13,630)		223,692

COMMON STOCKS - 97.1%

Health Care - 97.1%

Acadia Healthcare Co Inc *	72,121	2,385,041
ACADIA Pharmaceuticals Inc *	107,212	1,945,898
Achillion Pharmaceuticals Inc *	119,594	978,279
Actavis Inc *	19,780	2,496,632
Aetna Inc	41,570	2,641,358
Agilent Technologies Inc	38,482	1,645,490
Alexion Pharmaceuticals Inc *	102,205	9,427,389
Allergan Inc	29,207	2,460,398
Alnylam Pharmaceuticals Inc *	81,630	2,531,346
Amarin Corp PLC ADR * (United Kingdom)	390,653	2,265,787
Aratana Therapeutics Inc *	35,185	265,999
ARIAD Pharmaceuticals Inc *	217,813	3,809,549
Baxter International Inc	44,741	3,099,209
Biogen Idec Inc *	29,857	6,425,226
BioMarin Pharmaceutical Inc *	207,761	11,590,986
Bluebird Bio Inc *	42,443	1,059,802
Bristol-Myers Squibb Co	184,993	8,267,337
Bruker Corp *	63,239	1,021,310
Celgene Corp *	13,371	1,563,204
Celldex Therapeutics Inc *	407,054	6,354,113
Centene Corp *	102,870	5,396,560
CFR Pharmaceuticals SA ADR ~ (Chile)	125,194	2,826,444
ChemoCentryx Inc *	184,861	2,613,935
Chimerix Inc *	20,051	486,036
CIGNA Corp	35,767	2,592,750
Clovis Oncology Inc *	3,972	266,045
Corcept Therapeutics Inc *	322,739	558,338
Coronado Biosciences Inc *	87,027	748,432
Cytori Therapeutics Inc *	54,688	125,782
Derma Sciences Inc *	125,228	1,671,794
Exact Sciences Corp *	79,013	1,099,071
Fluidigm Corp *	85,260	1,488,640
GenMark Diagnostics Inc *	162,382	1,679,030
Gilead Sciences Inc *	172,409	8,829,065
HCA Holdings Inc	160,609	5,791,561
Hologic Inc *	70,866	1,367,714
Idenix Pharmaceuticals Inc *	80,390	290,208
Illumina Inc *	58,071	4,346,034
Incyte Corp Ltd *	118,393	2,604,646
Infinity Pharmaceuticals Inc *	26,759	434,834
InspireMD Inc *	190,068	418,150
Intuitive Surgical Inc *	5,799	2,937,657
Isis Pharmaceuticals Inc *	172,702	4,640,503

	Shares	Value
KYTHERA Biopharmaceuticals Inc *	10,510	$284,295
Merck & Co Inc	35,954	1,670,063
Merrimack Pharmaceuticals Inc *	253,318	1,704,830
Molina Healthcare Inc *	43,139	1,603,908
Mylan Inc *	62,068	1,925,970
Neurocrine Biosciences Inc *	150,107	2,008,432
Novadaq Technologies Inc * (Canada)	108,980	1,466,871
Novo Nordisk AS ADR (Denmark)	12,027	1,863,824
Onyx Pharmaceuticals Inc *	59,992	7,434,808
Orexigen Therapeutics Inc *	91,480	535,158
OvaScience Inc * ¯	57,179	785,068
Pacira Pharmaceuticals Inc *	75,519	2,190,051
Pfizer Inc	88,887	2,489,725
Portola Pharmaceuticals Inc *	77,040	1,892,873
Prosensa Holding BV * (Netherlands)	63,621	1,224,704
Prothena Corp PLC * (Ireland)	5,076	65,531
PTC Therapeutics Inc *	87,993	1,319,895
Puma Biotechnology Inc *	81,565	3,619,039
QLT Inc * (Canada)	80,370	352,824
Quintiles Transnational Holdings Inc *	6,902	293,749
Repros Therapeutics Inc *	166,230	3,066,943
Roche Holding AG (XVTX) (Switzerland)	13,694	3,393,159
Sagent Pharmaceuticals Inc *	25,702	539,228
Synta Pharmaceuticals Corp *	313,954	1,566,630
Targacept Inc *	96,895	413,742
TESARO Inc *	27,427	897,960
Tetraphase Pharmaceuticals Inc *	79,668	560,066
The Medicines Co *	86,778	2,669,291
Tornier NV * (Netherlands)	34,050	595,875
UnitedHealth Group Inc	124,713	8,166,207
Universal Health Services Inc ‘B’	52,098	3,488,482
Verastem Inc *	37,200	516,336
Vertex Pharmaceuticals Inc *	170,263	13,598,906
Warner Chilcott PLC ‘A’ (Ireland)	139,335	2,769,980
WuXi PharmaTech Inc ADR * (Cayman)	58,775	1,234,275
XenoPort Inc *	55,560	275,022
Zoetis Inc	28,015	865,383

		204,796,685

Total Common Stocks (Cost $139,306,412)		204,796,685

	Principal Amount

SHORT-TERM INVESTMENT - 3.4%

Repurchase Agreement - 3.4%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $7,111,703; collateralized by Fannie Mae: 1.160% due 06/28/17 and value $7,254,375)	$7,111,697	7,111,697

Total Short-Term Investment (Cost $7,111,697)		7,111,697

TOTAL INVESTMENTS - 100.6% (Cost $146,431,739)		212,132,074

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(1,229,357)

NET ASSETS - 100.0%		$210,902,717

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Biotechnology	51.2%
Pharmaceuticals	19.5%
Managed Health Care	9.8%
Health Care Facilities	5.6%
Health Care Equipment	5.3%
Life Sciences Tools & Services	4.7%
Others (each less than 3.0%)	1.1%

	97.2%
Short-Term Investment	3.4%
Other Assets & Liabilities, Net	(0.6%	)

	100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $223,692 or 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(d)	Restricted securities as of June 30, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
ARYx Therapeutics Inc Warrants (Exp.11/13/13) Acq. 11/13/08	$5,580	$-	0.0%
Cytori Therapeutics Inc Warrants (Exp.08/11/13) Acq. 08/11/08	-	-	0.0%
Derma Sciences Inc Warrants (Exp.06/23/16) Acq. 06/17/11	8,050	220,469	0.1%
OncoGenex Pharmaceutical Inc Warrants (Exp.10/19/15) Acq. 10/19/10	-	116	0.0%
SANUWAVE Health Inc Warrants (Exp.04/08/16) Acq. 04/08/11	-	3,107	0.0%
OvaScience Inc Acq. 03/18/13	514,611	785,068	0.4%

	$528,241	$1,008,760	0.5%

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$223,692	$-	$223,692	$-
	Common Stocks				-
	Health Care	204,796,685	191,142,274	13,654,411	-
	Short-Term Investment	7,111,697	-	7,111,697	-

	Total	$212,132,074	$191,142,274	$20,989,800	$-

During the period ended June 30, 2013, an investment with a value of $7,434,808 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer Discretionary - 1.8%

Starwood Hotels & Resorts Worldwide Inc	309,614	$19,564,509

Financials - 97.2%

Acadia Realty Trust REIT	105,257	2,598,795
Alexandria Real Estate Equities Inc REIT	140,670	9,244,832
American Campus Communities Inc REIT	149,850	6,092,901
Ashford Hospitality Trust Inc REIT	520,414	5,958,740
AvalonBay Communities Inc REIT	526,884	71,081,920
Blackstone Mortgage Trust Inc ‘A’ REIT	123,948	3,061,516
Boston Properties Inc REIT	511,129	53,908,776
Brookfield Office Properties Inc (NYSE) (Canada)	392,205	6,541,979
Camden Property Trust REIT	329,376	22,773,057
CBL & Associates Properties Inc REIT	101,287	2,169,568
Cole Real Estate Investment Inc REIT *	383,320	4,385,181
Cousins Properties Inc REIT	136,791	1,381,589
DCT Industrial Trust Inc REIT	2,440,070	17,446,501
DDR Corp REIT	327,005	5,444,633
Digital Realty Trust Inc REIT	214,670	13,094,870
Duke Realty Corp REIT	648,490	10,109,959
Equity Lifestyle Properties Inc REIT	257,346	20,224,822
Equity Residential REIT	1,872,767	108,732,852
Essex Property Trust Inc REIT	38,782	6,163,235
Federal Realty Investment Trust REIT	142,856	14,811,310
Forest City Enterprises Inc ‘A’ *	1,275,512	22,844,420
General Growth Properties Inc REIT	2,189,463	43,504,630
HCP Inc REIT	1,418,898	64,474,725
Health Care REIT Inc	181,570	12,170,637
Healthcare Realty Trust Inc REIT	514,831	13,128,191
Host Hotels & Resorts Inc REIT	4,453,209	75,125,636
Hudson Pacific Properties Inc REIT	459,570	9,779,650
Mack-Cali Realty Corp REIT	816,073	19,985,628
National Retail Properties Inc REIT	40,940	1,408,336
Prologis Inc REIT	656,493	24,762,916
PS Business Parks Inc REIT	87,308	6,301,018
Public Storage REIT	359,107	55,061,876
Regency Centers Corp REIT	846,568	43,014,120
Retail Opportunity Investments Corp REIT	56,221	781,472
Senior Housing Properties Trust REIT	800,888	20,767,026
Simon Property Group Inc REIT	1,052,077	166,144,000
Sovran Self Storage Inc REIT	61,637	3,993,461
Taubman Centers Inc REIT	57,553	4,325,108
Terreno Realty Corp REIT	57,380	1,063,251
The Macerich Co REIT	457,796	27,911,822
Ventas Inc REIT	342,570	23,794,912
Vornado Realty Trust REIT	868,382	71,945,449
Winthrop Realty Trust REIT	59,430	714,943

		1,098,230,263

Total Common Stocks (Cost $912,741,811)		1,117,794,772

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $6,021,716; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $6,143,325)	$6,021,711	$6,021,711

Total Short-Term Investment (Cost $6,021,711)		6,021,711

TOTAL INVESTMENTS - 99.5% (Cost $918,763,522)		1,123,816,483

OTHER ASSETS & LIABILITIES, NET - 0.5%		6,199,825

NET ASSETS - 100.0%		$1,130,016,308

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	28.0%
Specialized	24.3%
Residential	20.8%
Office	9.4%
Diversified	8.0%
Industrial	3.9%
Other (each less than 3.0%)	4.6%

99.0%
Short-Term Investment	0.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,117,794,772	$1,117,794,772	$-	$-
	Short-Term Investment	6,021,711	-	6,021,711	-

	Total	$1,123,816,483	$1,117,794,772	$6,021,711	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.3%

Consumer Discretionary - 1.0%

LifeLock Inc *	28,089	$328,922
News Corp ‘A’	12,300	400,980
Nikon Corp (Japan)	500	11,668

		741,570

Industrials - 0.6%

Performant Financial Corp *	40,736	472,130

Information Technology - 94.7%

Advanced Micro Devices Inc *	233,982	954,646
Akamai Technologies Inc *	3,400	144,670
Apple Inc	8,600	3,406,288
Avago Technologies Ltd (Singapore)	45,500	1,700,790
BMC Software Inc *	16,200	731,268
Broadcom Corp ‘A’	77,700	2,623,152
CDW Corp *	7,430	138,347
Check Point Software Technologies Ltd * (Israel)	71,800	3,567,024
Cisco Systems Inc	91,900	2,234,089
Citrix Systems Inc *	32,600	1,966,758
Cognizant Technology Solutions Corp ‘A’ *	4,100	256,701
Electronics for Imaging Inc *	88,392	2,500,610
EMC Corp	104,200	2,461,204
Fortinet Inc *	15,700	274,750
Global Payments Inc	11,700	541,944
Gogo Inc *	11,010	153,810
Google Inc ‘A’ *	3,500	3,081,295
Intersil Corp ‘A’	20,200	157,964
KLA-Tencor Corp	25,068	1,397,040
Lam Research Corp *	89,537	3,970,071
Lattice Semiconductor Corp *	96,617	489,848
Marvell Technology Group Ltd (Bermuda)	125,985	1,475,284
Maxim Integrated Products Inc	13,300	369,474
Micron Technology Inc *	26,300	376,879
Microsemi Corp *	79,900	1,817,725
NetApp Inc *	90,800	3,430,424
Nuance Communications Inc *	143,200	2,632,016
NXP Semiconductors NV * (Netherlands)	21,600	669,168
PTC Inc *	93,171	2,285,485
QLIK Technologies Inc *	8,699	245,921
QUALCOMM Inc	54,529	3,330,631
RDA Microelectronics Inc ADR (Cayman)	9,597	106,335
Skyworks Solutions Inc *	55,795	1,221,352
Spansion Inc ‘A’ *	88,625	1,109,585
Symantec Corp	213,000	4,786,110
Synaptics Inc *	13,700	528,272
Synopsys Inc *	189,382	6,770,406
Tencent Holdings Ltd (Cayman)	5,800	228,267

	Shares	Value
Teradyne Inc *	218,800	$3,844,316
The Western Union Co	38,100	651,891
Visa Inc ‘A’	2,000	365,500
VMware Inc ‘A’ *	7,000	468,930
Yahoo! Inc *	14,300	359,073

		69,825,313

Total Common Stocks (Cost $63,718,119)		71,039,013

	Principal Amount
SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $1,685,384; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $1,723,375)	$1,685,382	1,685,382

Total Short-Term Investment (Cost $1,685,382)		1,685,382

TOTAL INVESTMENTS - 98.6% (Cost $65,403,501)		72,724,395

OTHER ASSETS & LIABILITIES, NET - 1.4%		1,030,787

NET ASSETS - 100.0%		$73,755,182

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Application Software	18.9%
Semiconductors	17.7%
Systems Software	13.3%
Semiconductor Equipment	12.5%
Computer Storage & Peripherals	12.1%
Communications Equipment	7.5%
Internet Software & Services	5.4%
Computer Hardware	4.6%
Others (each less than 3.0%)	4.3%

96.3%
Short-Term Investment	2.3%
Other Assets & Liabilities, Net	1.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$741,570	$729,902	$11,668	$-
	Industrials	472,130	472,130	-	-
	Information Technology	69,825,313	69,597,046	228,267	-

		71,039,013	70,799,078	239,935	-
	Short-Term Investment	1,685,382	-	1,685,382	-

	Total	$72,724,395	$70,799,078	$1,925,317	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 5.1%

Brazil - 3.7%

Banco Bradesco SA ADR	953,650	$12,406,986
Cia de Bebidas das Americas ADR	162,450	6,067,508
Lojas Americanas SA	2,708,540	18,984,725
Petroleo Brasileiro SA ADR	1,445,700	21,193,962

		58,653,181

Colombia - 1.4%

Banco Davivienda SA	627,332	7,560,557
Bancolombia SA ADR	139,120	7,860,280
Cementos Argos SA (NYSE)	1,409,393	5,925,995

		21,346,832

Total Preferred Stocks (Cost $84,970,167)		80,000,013

COMMON STOCKS - 90.2%

Bermuda - 0.6%

Jardine Strategic Holdings Ltd	222,000	8,033,497
Kerry Properties Ltd	480,500	1,865,335

		9,898,832

Brazil - 6.5%

B2W Cia Digital *	525,258	1,541,865
BM&FBovespa SA	3,847,543	21,312,493
Diagnosticos da America SA	1,312,100	6,803,503
Embraer SA ADR	417,853	15,414,597
Estacio Participacoes SA	1,803,300	12,930,647
Kroton Educacional SA	1,085,937	15,038,185
MRV Engenharia e Participacoes SA	1,446,600	4,188,064
Natura Cosmeticos SA	796,850	17,034,416
Sul America SA	1,287,142	7,545,125

		101,808,895

Cayman - 14.0%

Baidu Inc ADR *	666,650	63,018,424
Ctrip.com International Ltd ADR *	488,100	15,926,703
Eurasia Drilling Co Ltd GDR (LI) ~	230,190	8,570,402
Home Inns & Hotels Management Inc ADR *	246,510	6,584,282
NetEase Inc ADR	172,560	10,900,615
New Oriental Education & Technology Group ADR	844,070	18,696,150
SOHO China Ltd	8,880,000	6,993,286
Tencent Holdings Ltd	1,154,000	45,417,360
Tingyi Holding Corp	9,056,000	23,704,223
Want Want China Holdings Ltd	11,582,000	16,267,019
Youku Tudou Inc ADR *	285,600	5,480,664

		221,559,128

Chile - 1.1%

Cencosud SA	3,249,136	16,180,128
SACI Falabella	65,625	710,437

		16,890,565

China - 1.9%

China Oilfield Services Ltd ‘H’	2,164,000	4,196,334
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	8,551,000	9,304,024
Sinopharm Group Co Ltd ‘H’	4,534,400	11,364,957
Tsingtao Brewery Co Ltd ‘H’	738,000	5,278,675

		30,143,990

	Shares	Value
Colombia - 1.2%

Almacenes Exito SA	523,922	$8,724,377
Almacenes Exito SA GDR ~	543,772	8,672,185
Cementos Argos SA ADR * ~	101,830	2,140,795

		19,537,357

Denmark - 1.8%

Carlsberg AS ‘B’	313,707	28,000,306

Egypt - 0.4%

Commercial International Bank SAE	1,448,191	5,929,746

France - 0.5%

Pernod-Ricard SA	68,670	7,611,257

Hong Kong - 4.9%

AIA Group Ltd	3,788,600	15,921,842
CNOOC Ltd	10,581,000	17,774,266
Hang Lung Group Ltd	1,335,000	7,134,435
Hang Lung Properties Ltd	6,912,000	23,997,089
Hong Kong Exchanges & Clearing Ltd	797,363	11,947,224

		76,774,856

India - 13.4%

Ambuja Cements Ltd	2,415,355	7,541,026
Apollo Hospitals Enterprise Ltd	518,280	9,266,044
Asian Paints Ltd	85,520	6,635,732
Cipla Ltd	1,376,610	9,056,297
Colgate-Palmolive India Ltd	346,920	7,924,482
DLF Ltd	3,488,142	10,568,529
HDFC Bank Ltd ADR	353,160	12,798,518
Hindustan Unilever Ltd	1,660,099	16,359,377
Housing Development Finance Corp	2,118,004	30,750,991
ICICI Bank Ltd ADR	584,420	22,354,065
Infosys Ltd	594,326	24,832,857
Marico Ltd	1,288,813	4,497,241
Sun Pharmaceutical Industries Ltd	279,013	4,708,217
Tata Consultancy Services Ltd	538,682	13,783,902
Ultratech Cement Ltd	273,756	8,643,616
United Spirits Ltd	107,321	3,921,414
Zee Entertainment Enterprises Ltd	4,603,488	18,247,851

		211,890,159

Indonesia - 2.4%

P.T. Astra International Tbk	30,734,200	21,569,909
P.T. Indocement Tunggal Prakarsa Tbk	1,356,500	3,323,606
P.T. Semen Indonesia Persero Tbk	2,729,000	4,667,714
P.T. Unilever Indonesia Tbk	1,754,000	5,398,316
P.T. United Tractors Tbk	1,859,000	3,385,926

		38,345,471

Italy - 2.1%

Prada SPA	2,157,600	19,437,481
Saipem SPA	201,566	3,261,296
Salvatore Ferragamo SPA	350,771	10,925,981

		33,624,758

Luxembourg - 1.6%

Tenaris SA ADR	634,150	25,537,221

Malaysia - 1.3%

Genting Bhd	6,286,600	20,644,458

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Mexico - 5.1%

America Movil SAB de CV ‘L’ ADR	1,644,670	$35,771,573
Fomento Economico Mexicano SAB de CV	2,077,000	21,511,439
Grupo Financiero Inbursa SAB de CV ‘O’	3,959,973	8,709,988
Grupo Televisa SAB ADR	288,960	7,177,766
Wal-Mart de Mexico SAB de CV ‘V’	2,863,465	8,026,352

		81,197,118

Netherlands - 2.6%

Heineken NV	237,603	15,105,003
Yandex NV ‘A’ *	914,550	25,269,017

		40,374,020

Nigeria - 0.9%

Guaranty Trust Bank PLC	24,304,388	3,633,770
Nigerian Breweries PLC	7,757,581	7,450,676
Zenith Bank PLC	31,201,633	3,801,097

		14,885,543

Panama - 0.3%

InRetail Peru Corp * ~	225,290	4,167,865

Philippines - 2.3%

Jollibee Foods Corp	2,451,898	8,357,382
SM Investments Corp	614,795	15,107,340
SM Prime Holdings Inc	35,565,375	13,308,351

		36,773,073

Russia - 4.6%

Magnit OJSC (RTS)	150,441	34,615,452
NovaTek OAO GDR (LI) ~	313,666	37,287,552

		71,903,004

Singapore - 0.2%

CapitaMalls Asia Ltd	2,617,000	3,749,256

South Africa - 2.2%

ABSA Group Ltd	411,021	6,151,151
MTN Group Ltd	931,758	17,283,288
Shoprite Holdings Ltd	191,353	3,583,690
Standard Bank Group Ltd	612,040	6,879,952

		33,898,081

South Korea - 2.5%

NHN Corp	127,653	32,527,813
Shinsegae Co Ltd	34,302	6,303,482

		38,831,295

Switzerland - 1.0%

Cie Financiere Richemont SA ‘A’	183,547	16,101,040

Taiwan - 1.8%

Epistar Corp	379,500	662,526
Synnex Technology International Corp	3,488,838	4,538,203
Taiwan Semiconductor Manufacturing Co Ltd	6,503,376	23,535,703

		28,736,432

Thailand - 0.7%

CP ALL PCL	1,761,800	2,199,564
Siam Commercial Bank PCL	1,522,500	8,361,442

		10,561,006

	Shares	Value
Turkey - 2.3%

Anadolu Efes Biracilik Ve Malt Sanayii AS	685,823	$9,954,549
BIM Birlesik Magazalar AS	303,226	6,565,435
Haci Omer Sabanci Holding AS	3,746,101	19,724,685

		36,244,669

United Arab Emirates - 0.9%

DP World Ltd (LON)	793,575	12,193,730
DP World Ltd (NASDAQ)	168,843	2,617,067

		14,810,797

United Kingdom - 8.3%

Anglo American PLC	766,395	14,809,507
Antofagasta PLC	580,880	7,051,932
BG Group PLC	1,289,160	22,002,079
Diageo PLC	219,780	6,304,001
Glencore Xstrata PLC	1,943,960	8,086,796
Mail.ru Group Ltd GDR (LI) ~	246,882	7,071,775
Mail.ru Group Ltd GDR (OTC) ~	14,200	406,972
SABMiller PLC	480,530	23,122,491
Tullow Oil PLC	1,586,126	24,228,834
Unilever PLC	420,053	17,058,927

		130,143,314

United States - 0.8%

MercadoLibre Inc	120,290	12,962,450

Total Common Stocks (Cost $1,294,987,698)		1,423,535,962

EQUITY-LINKED STRUCTURED SECURITIES - 0.2%

Vietnam - 0.2%

Vietnam Dairy Products JSC Exp. 01/29/14 *	535,500	3,322,696

Total Equity-Linked Structured Securities (Cost $2,671,335)		3,322,696

	Principal Amount

SHORT-TERM INVESTMENT - 4.3%

Repurchase Agreement - 4.3%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $67,385,825; collateralized by Fannie Mae: 0.000% - 1.160% due 06/01/17 - 06/28/17 and value $68,734,656)	$67,385,769	67,385,769

Total Short-Term Investment (Cost $67,385,769)		67,385,769

TOTAL INVESTMENTS - 99.8% (Cost $1,450,014,969)		1,574,244,440

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,977,436

NET ASSETS - 100.0%		$1,577,221,876

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	21.2%
Financials	18.0%
Information Technology	17.1%
Consumer Discretionary	14.2%
Energy	10.4%
Materials	4.4%
Short-Term Investment	4.3%
Industrials	3.6%
Telecommunication Services	3.4%
Health Care	3.2%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of June 30, 2013, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Cayman	14.0%
India	13.4%
Brazil	10.2%
United Kingdom	8.3%
Mexico	5.1%
United States (Includes Short-Term Investment)	5.1%
Hong Kong	4.9%
Russia	4.6%
Others (each less than 3.0%)	34.2%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$80,000,013	$80,000,013	$-	$-
	Common Stocks
	Bermuda	9,898,832	-	9,898,832	-
	Brazil	101,808,895	101,808,895	-	-
	Cayman	221,559,128	120,606,838	100,952,290	-
	Chile	16,890,565	16,890,565	-	-
	China	30,143,990	-	30,143,990	-
	Colombia	19,537,357	8,724,377	10,812,980	-
	Denmark	28,000,306	-	28,000,306	-
	Egypt	5,929,746	-	5,929,746	-
	France	7,611,257	-	7,611,257	-
	Hong Kong	76,774,856	-	76,774,856	-
	India	211,890,159	35,152,583	176,737,576	-
	Indonesia	38,345,471	-	38,345,471	-
	Italy	33,624,758	-	33,624,758	-
	Luxembourg	25,537,221	25,537,221	-	-
	Malaysia	20,644,458	-	20,644,458	-
	Mexico	81,197,118	81,197,118	-	-
	Netherlands	40,374,020	25,269,017	15,105,003	-
	Nigeria	14,885,543	14,885,543	-	-
	Panama	4,167,865	-	4,167,865	-
	Philippines	36,773,073	-	36,773,073	-
	Russia	71,903,004	2,832,150	69,070,854	-
	Singapore	3,749,256	-	3,749,256	-
	South Africa	33,898,081	-	33,898,081	-
	South Korea	38,831,295	-	38,831,295	-
	Switzerland	16,101,040	-	16,101,040	-
	Taiwan	28,736,432	-	28,736,432	-
	Thailand	10,561,006	-	10,561,006	-
	Turkey	36,244,669	-	36,244,669	-
	United Arab Emirates	14,810,797	2,617,067	12,193,730	-
	United Kingdom	130,143,314	406,972	129,736,342	-
	United States	12,962,450	12,962,450	-	-

		1,423,535,962	448,890,796	974,645,166	-
	Equity-Linked Structured Securities	3,322,696	-	3,322,696	-
	Short-Term Investment	67,385,769	-	67,385,769	-

	Total	$1,574,244,440	$528,890,809	$1,045,353,631	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

During the period ended June 30, 2013, investments with a total aggregate value of $12,193,730 were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $95,634,205 were transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Brazil - 0.9%

Itau Unibanco Holding SA ADR	1,389,945	$17,958,089

Total Preferred Stocks (Cost $21,026,748)		17,958,089

COMMON STOCKS - 97.5%

Australia - 0.6%

QBE Insurance Group Ltd	820,373	11,322,149

Bermuda - 1.5%

Li & Fung Ltd	21,772,400	29,634,482

Brazil - 0.6%

BM&FBovespa SA	1,532,800	8,490,559
Tim Participacoes SA ADR	225,426	4,192,923

		12,683,482

Canada - 4.0%

Canadian National Railway Co (NYSE)	489,675	47,630,687
Shoppers Drug Mart Corp	231,320	10,671,909
Valeant Pharmaceuticals International Inc (NYSE) *	218,720	18,827,418

		77,130,014

Czech Republic - 0.5%

Komercni Banka AS	47,482	8,806,897

France - 12.6%

Air Liquide SA	314,537	38,694,911
Danone SA	585,447	43,908,946
Dassault Systemes SA	99,713	12,197,793
GDF Suez	674,799	13,157,436
Legrand SA	513,645	23,737,371
LVMH Moet Hennessy Louis Vuitton SA	234,171	37,710,044
Pernod-Ricard SA	329,131	36,480,278
Schneider Electric SA	544,928	39,286,790

		245,173,569

Germany - 11.5%

Bayer AG	696,788	74,282,274
Beiersdorf AG	334,460	29,163,207
Deutsche Boerse AG	85,896	5,654,647
Linde AG	267,165	49,747,264
Merck KGaA	205,579	31,266,431
SAP AG	459,032	33,613,027

		223,726,850

Hong Kong - 1.9%

AIA Group Ltd	5,366,900	22,554,752
China Unicom Ltd	10,420,000	13,744,072

		36,298,824

India - 1.4%

ICICI Bank Ltd ADR	692,568	26,490,726

Israel - 0.7%

Check Point Software Technologies Ltd *	260,477	12,940,497

	Shares	Value
Italy - 0.4%

Saipem SPA	518,772	$8,393,623

Japan - 12.8%

Canon Inc	377,800	12,408,349
Denso Corp	961,700	45,104,449
FANUC Corp	154,300	22,374,608
Honda Motor Co Ltd	1,276,500	47,435,333
Hoya Corp	1,169,600	23,998,667
Inpex Corp	5,340	22,324,262
Kyocera Corp	79,300	8,072,321
Lawson Inc	313,900	23,959,889
Shin-Etsu Chemical Co Ltd	647,200	42,943,647

		248,621,525

Netherlands - 7.9%

Akzo Nobel NV	520,318	29,226,920
Heineken NV	680,556	43,264,608
ING Groep NV CVA *	4,422,154	40,408,300
Randstad Holding NV	988,345	40,357,241

		153,257,069

Russia - 0.5%

Sberbank of Russia ADR (LON)	648,311	7,391,876
Sberbank of Russia ADR (OTC)	150,755	1,730,667

		9,122,543

Singapore - 1.8%

DBS Group Holdings Ltd	2,087,000	25,405,299
Singapore Telecommunications Ltd Board Lot 10	2,967,680	8,778,037

		34,183,336

South Korea - 0.9%

Samsung Electronics Co Ltd	15,472	18,159,183

Spain - 2.3%

Amadeus IT Holding SA 'A'	1,088,651	34,776,224
Banco Santander SA	1,457,723	9,228,702

		44,004,926

Sweden - 0.9%

Hennes & Mauritz AB 'B'	536,259	17,559,351

Switzerland - 10.6%

Julius Baer Group Ltd	763,945	29,686,429
Kuehne + Nagel International AG	98,185	10,764,945
Nestle SA	974,798	63,758,051
Roche Holding AG (XVTX)	154,853	38,370,153
Sonova Holding AG	127,585	13,527,210
Swiss Re AG	228,643	16,937,073
UBS AG (XVTX)	1,946,316	33,064,627

		206,108,488

Taiwan - 2.5%

Hon Hai Precision Industry Co Ltd	5,798,070	14,252,941
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,871,764	34,290,717

		48,543,658

United Kingdom - 20.8%

Barclays PLC	5,530,565	23,708,136
BG Group PLC	1,682,025	28,707,102
Compass Group PLC	3,696,961	47,378,751
Delphi Automotive PLC	514,425	26,076,203
Diageo PLC	1,254,070	35,970,784

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Hays PLC	6,292,319	$8,471,275
HSBC Holdings PLC (LI)	6,061,708	62,817,981
Reckitt Benckiser Group PLC	529,917	37,565,769
Rio Tinto PLC	655,916	26,883,731
Smiths Group PLC	1,106,606	22,079,852
Standard Chartered PLC	2,025,789	43,736,398
WPP PLC	2,442,955	41,736,849

		405,132,831

United States - 0.8%

Yum! Brands Inc	232,300	16,107,682

Total Common Stocks (Cost $1,590,472,344)		1,893,401,705

	Principal Amount

SHORT-TERM INVESTMENTS - 1.3%

Commercial Paper - 0.3%

HSBC USA Inc 0.051% due 07/01/13	$5,373,000	5,373,000

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $20,271,092; collateralized by Freddie Mac: 1.600% due 01/09/20 and value $20,677,581)	20,271,076	20,271,076

Total Short-Term Investments (Cost $25,644,076)		25,644,076

TOTAL INVESTMENTS - 99.7% (Cost $1,637,143,168)		1,937,003,870

OTHER ASSETS & LIABILITIES, NET - 0.3%		6,434,873

NET ASSETS - 100.0%		$1,943,438,743

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	20.3%
Consumer Staples	16.7%
Consumer Discretionary	15.9%
Industrials	11.0%
Information Technology	10.5%
Materials	9.7%
Health Care	9.1%
Energy	3.1%
Others (each less than 3.0%)	3.4%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of June 30, 2013, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

United Kingdom	20.8%
Japan	12.8%
France	12.6%
Germany	11.5%
Switzerland	10.6%
Netherlands	7.9%
Canada	4.0%
Others (each less than 3.0%)	19.5%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$17,958,089	$17,958,089	$-	$-
	Common Stocks
	Australia	11,322,149	-	11,322,149	-
	Bermuda	29,634,482	-	29,634,482	-
	Brazil	12,683,482	12,683,482	-	-
	Canada	77,130,014	77,130,014	-	-
	Czech Republic	8,806,897	-	8,806,897	-
	France	245,173,569	-	245,173,569	-
	Germany	223,726,850	-	223,726,850	-
	Hong Kong	36,298,824	-	36,298,824	-
	India	26,490,726	26,490,726	-	-
	Israel	12,940,497	12,940,497	-	-
	Italy	8,393,623	-	8,393,623	-
	Japan	248,621,525	-	248,621,525	-
	Netherlands	153,257,069	-	153,257,069	-
	Russia	9,122,543	1,730,667	7,391,876	-
	Singapore	34,183,336	-	34,183,336	-
	South Korea	18,159,183	-	18,159,183	-
	Spain	44,004,926	-	44,004,926	-
	Sweden	17,559,351	-	17,559,351	-
	Switzerland	206,108,488	-	206,108,488	-
	Taiwan	48,543,658	34,290,717	14,252,941	-
	United Kingdom	405,132,831	26,076,203	379,056,628	-
	United States	16,107,682	16,107,682	-	-

		1,893,401,705	207,449,988	1,685,951,717	-
	Short-Term Investments	25,644,076	-	25,644,076	-

	Total	$1,937,003,870	$225,408,077	$1,711,595,793	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.0%

Brazil - 0.3%

Cia Energetica de Sao Paulo 'B'	369,750	$3,252,825

Germany - 0.7%

ProSiebenSat.1 Media AG	206,156	8,851,829

Total Preferred Stocks (Cost $8,329,267)		12,104,654

COMMON STOCKS - 96.1%

Australia - 6.3%

Arrium Ltd	3,109,700	2,192,074
Australand Property Group REIT	1,257,838	4,002,332
Beach Energy Ltd	2,020,690	2,081,673
BlueScope Steel Ltd *	631,700	2,678,257
Breville Group Ltd	428,534	2,766,989
Caltex Australia Ltd	267,876	4,400,117
Challenger Ltd	942,811	3,435,198
Commonwealth Property Office Fund REIT	4,181,538	4,198,127
Evolution Mining Ltd *	1,421,521	739,700
Federation Centres Ltd	1,353,267	2,924,072
Flight Centre Ltd	144,857	5,173,388
GrainCorp Ltd 'A'	612,581	7,032,045
Grange Resources Ltd	4,091,556	592,599
iiNET Ltd	782,984	4,442,014
JB Hi-Fi Ltd	312,777	4,786,375
M2 Telecommunications Group Ltd	634,304	3,376,293
Mount Gibson Iron Ltd	2,685,729	1,130,538
NRW Holdings Ltd	867,885	721,248
Nufarm Ltd	403,181	1,715,913
OrotonGroup Ltd	94,014	604,774
PanAust Ltd	1,463,872	2,412,988
Perseus Mining Ltd *	1,549,464	614,754
Resolute Mining Ltd	1,740,405	948,931
Spark Infrastructure Group	4,059,754	6,415,441
STW Communications Group Ltd	1,720,800	2,252,025
TPG Telecom Ltd	1,449,548	4,630,775

		76,268,640

Austria - 0.6%

ams AG	20,830	1,537,794
Oesterreichische Post AG	133,194	5,202,905

		6,740,699

Belgium - 0.2%

Barco NV	35,700	2,880,769

Bermuda - 1.1%

First Pacific Co Ltd	2,959,200	3,154,246
Hiscox Ltd	483,168	4,197,040
Lancashire Holdings Ltd	264,200	3,186,774
NWS Holdings Ltd	1,705,000	2,593,760

		13,131,820

Brazil - 0.4%

All-America Latina Logistica SA	999,000	4,235,346

Canada - 6.6%

Aimia Inc	226,400	3,388,358
Alamos Gold Inc	152,100	1,842,497
Argonaut Gold Inc *	289,800	1,567,902
Artis REIT	194,000	2,787,240

	Shares	Value
B2Gold Corp *	834,700	$1,777,815
Calfrac Well Services Ltd	108,125	3,116,163
Canadian Apartment Properties REIT	106,200	2,287,183
Canyon Services Group Inc	269,900	3,059,055
Cogeco Cable Inc	103,600	4,423,957
Cominar REIT	198,700	3,937,347
Constellation Software Inc	27,450	3,784,587
Dundee Precious Metals Inc *	379,500	1,551,631
Empire Co Ltd 'A'	51,000	3,899,800
Ensign Energy Services Inc	192,400	2,978,294
Methanex Corp (TSE)	102,600	4,394,913
Nevsun Resources Ltd	696,300	2,059,041
Norbord Inc	76,900	2,225,033
Pacific Rubiales Energy Corp	114,300	2,007,341
Parkland Fuel Corp	328,400	5,352,074
Primero Mining Corp *	409,200	1,828,696
Russel Metals Inc	56,600	1,279,245
Sandvine Corp *	1,268,100	2,532,100
ShawCor Ltd	103,000	4,070,248
TELUS Corp	116,800	3,409,489
The Jean Coutu Group PJC Inc 'A'	234,000	3,951,545
TransGlobe Energy Corp *	269,800	1,672,621
Trinidad Drilling Ltd	379,900	2,788,655
Twin Butte Energy Ltd	1,188,900	2,566,134

		80,538,964

Cayman - 0.7%

AMVIG Holdings Ltd	2,232,000	859,826
China Wireless Technologies Ltd	856,000	321,574
Hutchison Telecommunications Hong Kong Holdings Ltd	7,624,000	4,021,889
Polarcus Ltd *	3,842,293	3,119,588

		8,322,877

Denmark - 2.1%

GN Store Nord AS	260,000	4,908,709
Pandora AS	264,814	8,951,765
Royal UNIBREW AS	41,465	3,640,423
Topdanmark AS *	195,760	4,983,724
Tryg AS	40,602	3,339,731

		25,824,352

Finland - 1.9%

Amer Sports OYJ	255,000	4,688,612
Huhtamaki OYJ	226,304	4,191,554
Orion OYJ 'B'	196,616	4,598,802
Pohjola Bank PLC 'A'	303,501	4,464,373
Sponda OYJ	441,250	2,073,883
Tieto OYJ	179,523	3,415,543

		23,432,767

France - 6.2%

Altran Technologies SA *	357,134	2,471,465
Arkema SA	33,000	3,013,116
AtoS	42,767	3,174,169
Cap Gemini SA	199,907	9,718,800
CNP Assurances	338,418	4,840,722
Eiffage SA	102,595	4,800,167
Imerys SA	59,981	3,675,345
Ipsen SA	64,288	2,366,863
Klepierre REIT	182,022	7,174,205
Legrand SA	473	21,859
Mercialys SA REIT	205,048	3,953,480
Neopost SA	72,429	4,787,936
Plastic Omnium SA	98,289	5,325,466
Publicis Groupe SA	53,025	3,760,026
SCOR SE	200,855	6,133,627
Technicolor SA *	715,753	2,848,101
Valeo SA	117,457	7,348,268

		75,413,615

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Germany - 5.2%

Aurubis AG	60,718	$3,255,956
Bertrandt AG	22,487	2,411,217
Brenntag AG	37,569	5,705,033
Duerr AG	124,148	7,476,470
Freenet AG *	284,543	6,215,188
Gerresheimer AG	88,632	5,121,967
Gildemeister AG	166,046	3,700,651
Hannover Rueckversicherung SE	113,372	8,147,866
Infineon Technologies AG	301,748	2,524,600
Jenoptik AG	188,176	2,325,618
Kloeckner & Co SE *	179,800	1,918,493
KUKA AG	79,758	3,372,244
NORMA Group AG	85,500	3,097,208
Rational AG	8,100	2,713,878
Stada Arzneimittel AG	122,400	5,256,272

		63,242,661

Greece - 0.2%

Public Power Corp SA *	294,467	2,643,052

Hong Kong - 1.4%

China Overseas Grand Oceans Group Ltd	2,329,000	2,955,479
Dah Sing Banking Group Ltd	2,295,928	2,695,187
Melco International Development Ltd	2,640,000	4,951,105
PCCW Ltd	5,796,000	2,721,953
Techtronic Industries Co	1,586,500	3,785,825

		17,109,549

Ireland - 1.5%

DCC PLC	135,836	5,319,748
Paddy Power PLC	47,383	4,065,738
Smurfit Kappa Group PLC	430,251	7,170,798
United Drug PLC	419,051	1,978,159

		18,534,443

Italy - 3.1%

Ansaldo STS SPA	308,577	2,983,388
Banca Generali SPA	190,617	4,092,814
Brembo SPA	418,737	7,466,857
Credito Emiliano SPA	58,925	278,133
De'Longhi SPA	259,182	4,031,484
Delclima *	259,182	245,568
Finmeccanica SPA *	760,834	3,789,983
Gtech SPA	261,706	6,550,689
MARR SPA	119,128	1,429,680
Mediolanum SPA	1,056,219	6,536,401

		37,404,997

Japan - 22.8%

Access Co Ltd *	3,141	2,288,467
Ain Pharmaciez Inc	46,500	2,004,745
Alfresa Holdings Corp	105,400	5,643,385
Asahi Holdings Inc	63,700	962,199
Avex Group Holdings Inc	145,700	4,591,017
Bando Chemical Industries Ltd	429,000	1,560,183
Cawachi Ltd	12,200	254,132
Century Tokyo Leasing Corp	122,200	3,181,720
Cosmos Initia Co Ltd *	365,200	2,905,803
Daicel Corp	823,000	7,211,793
Daikyo Inc	1,324,000	3,965,513
Daiwabo Holdings Co Ltd	1,398,000	2,163,955
DIC Corp	2,470,000	6,177,159
Eiken Chemical Co Ltd	194,500	3,093,830
Fuji Oil Co Ltd	247,900	4,299,000
Haseko Corp *	4,530,000	5,527,442
Higashi Nihon House Co Ltd	847,000	4,893,950
Hino Motors Ltd	421,000	6,181,737

	Shares	Value
Hitachi Capital Corp	265,800	$5,261,329
Honeys Co Ltd	262,730	2,881,277
Howa Machinery Ltd	2,315,000	2,240,972
IBJ Leasing Co Ltd	110,600	3,184,128
Idemitsu Kosan Co Ltd	44,700	3,439,035
IT Holdings Corp	283,400	3,766,388
Japan Airlines Co Ltd	90,300	4,643,678
Japan Aviation Electronics Industry Ltd	316,000	3,059,112
Kakaku.com Inc	178,960	5,458,877
Kanamoto Co Ltd	277,000	5,533,535
Kanematsu Corp *	4,134,000	4,627,141
Kyoei Steel Ltd	170,700	2,519,878
KYORIN Holdings Inc	186,000	4,276,183
Kyowa Exeo Corp	322,400	3,628,014
Matsumotokiyoshi Holdings Co Ltd	150,500	4,349,222
Meitec Corp	129,900	3,024,584
Misawa Homes Co Ltd	154,900	2,878,721
Mitsubishi Gas Chemical Co Inc	472,000	3,469,790
Mitsubishi Steel Manufacturing Co Ltd	981,000	1,988,347
Moshi Moshi Hotline Inc	185,300	2,292,869
Nichiha Corp	379,100	5,646,154
Nihon Kohden Corp	82,000	3,133,774
Nihon Unisys Ltd	640,400	4,809,575
Nippon Carbon Co Ltd	1,291,000	2,265,180
Nippon Paint Co Ltd	295,000	3,557,726
Nissei Build Kogyo Co Ltd	1,201,000	1,978,142
Nisshin Steel Holdings Co Ltd	232,300	1,801,428
North Pacific Bank Ltd	930,900	3,426,244
Oenon Holdings Inc	123,000	284,021
Otsuka Corp	32,300	3,594,767
PanaHome Corp	364,000	2,349,042
Sankyu Inc	777,400	2,931,752
SCSK Corp	242,200	4,675,083
Seikitokyu Kogyo Co Ltd *	3,818,000	2,810,538
Seino Holdings Co Ltd	226,000	1,982,716
Shinko Electric Industries Co Ltd	563,000	6,597,626
Ship Healthcare Holdings Inc	123,300	4,537,936
Showa Corp	549,000	7,075,177
Sohgo Security Services Co Ltd	154,900	2,803,687
Sojitz Corp	2,349,400	3,909,143
Sundrug Co Ltd	74,100	3,150,240
Suruga Bank Ltd	221,000	4,026,942
Taihei Kogyo Co Ltd	329,000	1,204,240
Takara Leben Co Ltd	1,241,600	4,770,389
Takashima & Co Ltd	776,000	2,308,341
TBK Co Ltd	109,000	502,298
Temp Holdings Co Ltd	170,400	3,891,871
The Higo Bank Ltd	242,000	1,429,971
The Keiyo Bank Ltd	739,000	3,725,892
The Musashino Bank Ltd	67,400	2,222,482
The Okinawa Electric Power Co Inc	72,300	2,741,101
Toho Holdings Co Ltd	152,700	2,517,443
Toridoll.corp	69,000	717,455
Tosoh Corp	1,465,000	5,082,181
Touei Housing Corp	213,900	4,180,048
Toyo Tire & Rubber Co Ltd	1,157,000	6,090,478
Toyoda Gosei Co Ltd	161,400	3,956,596
Toyota Boshoku Corp	328,600	4,738,494
TS Tech Co Ltd	141,600	4,497,979
Tsuruha Holdings Inc	57,400	5,434,776

		276,788,038

Luxembourg - 0.5%

AZ Electronic Materials SA	369,900	1,718,476
Eurofins Scientific *	20,133	4,253,251

		5,971,727

Malaysia - 0.4%

POS Malaysia Bhd	2,917,100	4,319,293

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Multi-National - 0.2%

HKT Trust & HKT Ltd	3,081,000	$2,907,196

Netherlands - 1.3%

Aalberts Industries NV	167,060	3,719,385
Arcadis NV	105,145	2,818,499
Nutreco NV	72,400	3,077,935
SBM Offshore NV *	372,900	6,242,165

		15,857,984

Norway - 0.7%

DNO International ASA *	2,642,500	4,821,390
Fred Olsen Energy ASA	88,729	3,499,647

		8,321,037

Singapore - 0.5%

Singapore Post Ltd	3,631,000	3,717,253
Vard Holdings Ltd	2,710,000	2,315,612

		6,032,865

South Korea - 3.8%

Chong Kun Dang Pharm Corp	147,810	7,137,257
Daeduck GDS Co Ltd	208,570	3,681,421
Dongbu Insurance Co Ltd	72,800	3,064,992
Eugene Technology Co Ltd	167,709	3,049,551
GS Home Shopping Inc	15,289	3,156,371
Hanwha Corp	115,190	2,956,710
Humax Co Ltd	264,489	2,811,480
Korea District Heating Corp	37,055	2,920,176
LG International Corp	70,560	1,955,717
LIG Insurance Co Ltd	150,310	3,065,976
LOTTE Himart Co Ltd	75,644	5,602,732
Lumens Co Ltd *	453,500	4,015,649
Meritz Fire & Marine Insurance Co Ltd	266,300	2,952,715

		46,370,747

Spain - 2.5%

Bankinter SA	471,062	1,677,503
Bolsas y Mercados Espanoles SA	177,378	4,343,135
Distribuidora Internacional de Alimentacion SA	1,051,789	7,918,655
Duro Felguera SA	545,400	3,512,889
Enagas SA	134,892	3,332,076
Ence Energia y Celulosa SA	983,246	3,038,718
Red Electrica Corp SA	46,982	2,576,890
Tecnicas Reunidas SA	75,519	3,468,307

		29,868,173

Sweden - 1.7%

AarhusKarlshamn AB	110,745	5,640,684
AF AB ‘B‘	48,268	1,219,933
Intrum Justitia AB	234,779	4,806,964
JM AB	162,700	3,421,374
Kungsleden AB	395,300	2,304,984
Modern Times Group AB 'B'	74,086	3,142,194

		20,536,133

Switzerland - 5.1%

Actelion Ltd	95,426	5,745,429
Baloise Holding AG	50,806	4,920,027
Bucher Industries AG	17,445	4,170,474
EMS-Chemie Holding AG	10,581	3,121,554
Forbo Holding AG	6,200	3,951,206
Galenica AG	6,112	3,837,102
Georg Fischer AG	5,891	2,584,826
Helvetia Holding AG	12,428	5,006,238
Lindt & Spruengli AG	1,929	7,222,385

	Shares	Value
Lonza Group AG	42,352	$3,174,685
OC Oerlikon Corp AG	455,862	5,378,431
Schindler Holding AG - Participation Certificates	60,705	8,443,459
Temenos Group AG	171,577	4,172,046

		61,727,862

United Kingdom - 19.1%

3i Group PLC	1,343,880	6,870,513
Aberdeen Asset Management PLC	540,390	3,128,277
Afren PLC *	1,662,819	3,255,024
Amlin PLC	391,213	2,346,106
Ashmore Group PLC	642,449	3,344,386
Ashtead Group PLC	514,548	5,044,110
Aveva Group PLC	133,652	4,594,444
Barratt Developments PLC *	422,046	1,977,075
Beazley PLC	2,962,101	10,394,457
Bellway PLC	384,799	7,454,281
Berendsen PLC	268,000	3,033,069
Berkeley Group Holdings PLC	242,129	7,823,224
Bodycote PLC	716,308	5,706,781
Cairn Energy PLC *	1,299,800	4,984,875
Close Brothers Group PLC	390,964	5,855,880
Cobham PLC	834,422	3,335,241
De La Rue PLC	267,843	3,926,935
Debenhams PLC	1,854,876	2,700,757
Dixons Retail PLC *	9,615,074	6,004,018
DS Smith PLC	1,426,676	5,348,533
easyJet PLC	526,081	10,419,334
Elementis PLC	712,245	2,384,778
Evraz PLC	1,016,675	1,501,785
Ferrexpo PLC	850,392	1,733,948
Firstgroup PLC	1,220,613	1,783,642
Go-Ahead Group PLC	186,593	4,193,975
Hays PLC	3,104,500	4,179,552
Home Retail Group PLC	1,305,348	2,668,790
IG Group Holdings PLC	908,867	8,041,516
IMI PLC	251,292	4,758,448
International Personal Finance PLC	429,206	3,251,735
Jazztel PLC *	360,461	2,800,087
Jupiter Fund Management PLC	607,763	2,673,530
Laird PLC	735,110	1,984,292
London Stock Exchange Group PLC	340,633	6,895,225
Micro Focus International PLC	537,786	5,791,598
Mondi PLC	570,699	7,071,789
Next PLC	90,255	6,242,151
Northgate PLC	690,681	3,551,241
Pace PLC	937,667	3,460,419
Persimmon PLC *	221,346	3,993,144
Petropavlovsk PLC	274,988	374,063
QinetiQ Group PLC	1,538,861	4,210,265
Rexam PLC	634,050	4,589,959
Rightmove PLC	207,228	6,586,274
Rockhopper Exploration PLC *	480,700	901,534
RPC Group PLC	339,408	2,106,462
Senior PLC	484,788	1,851,286
SIG PLC	1,856,403	4,794,631
Soco International PLC *	525,800	2,802,621
Spirent Communications PLC	853,144	1,826,773
Stagecoach Group PLC	616,971	2,964,954
Synthomer PLC	730,400	2,137,307
Taylor Wimpey PLC	6,714,749	9,749,981

		231,405,075

Total Common Stocks (Cost $1,004,408,667)		1,165,830,681

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $32,496,086; collateralized by Fannie Mae: 2.230% due 12/06/22 and value $33,148,406)	$32,496,059	$32,496,059

Total Short-Term Investment (Cost $32,496,059)		32,496,059

TOTAL INVESTMENTS - 99.8% (Cost $1,045,233,993)		1,210,431,394

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,692,393

NET ASSETS - 100.0%		$1,213,123,787

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Industrials	19.6%
Consumer Discretionary	18.8%
Financials	17.6%
Materials	10.2%
Information Technology	9.2%
Health Care	5.9%
Energy	5.8%
Consumer Staples	5.2%
Others (each less than 3.0%)	7.5%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of June 30, 2013, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Japan	22.8%
United Kingdom	19.1%
Canada	6.6%
Australia	6.3%
France	6.2%
Germany	5.9%
Switzerland	5.1%
South Korea	3.8%
Italy	3.1%
Others (each less than 3.0%)	20.9%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$3,252,825	$3,252,825	$-	$-
	Germany	8,851,829	-	8,851,829	-

		12,104,654	3,252,825	8,851,829	-
	Common Stocks
	Australia	76,268,640	-	76,268,640	-
	Austria	6,740,699	-	6,740,699	-
	Belgium	2,880,769	-	2,880,769	-
	Bermuda	13,131,820	-	13,131,820	-
	Brazil	4,235,346	4,235,346	-	-
	Canada	80,538,964	80,538,964	-	-
	Cayman	8,322,877	-	8,322,877	-
	Denmark	25,824,352	-	25,824,352	-
	Finland	23,432,767	-	23,432,767	-
	France	75,413,615	-	75,413,615	-
	Germany	63,242,661	-	63,242,661	-
	Greece	2,643,052	-	2,643,052	-
	Hong Kong	17,109,549	-	17,109,549	-
	Ireland	18,534,443	-	18,534,443	-
	Italy	37,404,997	-	37,404,997	-
	Japan	276,788,038	-	276,788,038	-
	Luxembourg	5,971,727	-	5,971,727	-
	Malaysia	4,319,293	-	4,319,293	-
	Multi-National	2,907,196	-	2,907,196	-
	Netherlands	15,857,984	-	15,857,984	-
	Norway	8,321,037	-	8,321,037	-
	Singapore	6,032,865	-	6,032,865	-
	South Korea	46,370,747	-	46,370,747	-
	Spain	29,868,173	-	29,868,173	-
	Sweden	20,536,133	-	20,536,133	-
	Switzerland	61,727,862	-	61,727,862	-
	United Kingdom	231,405,075	-	231,405,075	-

		1,165,830,681	84,774,310	1,081,056,371	-
	Short-Term Investment	32,496,059	-	32,496,059	-

	Total	$1,210,431,394	$88,027,135	$1,122,404,259	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.5%

Germany - 1.5%

Volkswagen AG	111,259	$22,461,659

Total Preferred Stocks (Cost $19,926,579)		22,461,659

COMMON STOCKS - 97.8%

Australia - 2.4%

Australia & New Zealand Banking Group Ltd	995,496	25,838,804
Goodman Group REIT	2,177,780	9,651,986

		35,490,790

Belgium - 1.5%

Solvay SA	172,401	22,553,653

Brazil - 0.7%

Cia Energetica de Minas Gerais ADR	1,154,941	10,359,821

Canada - 0.4%

First Quantum Minerals Ltd	474,530	7,038,764

China - 1.2%

China Construction Bank Corp 'H'	11,143,000	7,827,100
China Shenhua Energy Co Ltd 'H'	3,867,000	9,717,736

		17,544,836

Denmark - 0.8%

Danske Bank AS *	692,924	11,796,454

Finland - 0.7%

UPM-Kymmene OYJ	1,045,276	10,194,731

France - 13.9%

AXA SA	866,706	17,029,385
BNP Paribas SA	547,903	29,935,631
Cie de St-Gobain	442,443	17,809,256
Electricite de France SA	783,575	18,181,970
GDF Suez	437,382	8,528,207
Lafarge SA	187,113	11,445,010
Renault SA	68,423	4,570,844
Sanofi	402,306	41,460,475
Schneider Electric SA	288,051	20,767,146
Societe Generale SA	425,812	14,499,182
Sodexo	210,010	17,487,951
Suez Environnement Co	543,994	7,004,031

		208,719,088

Germany - 8.1%

Allianz SE	262,469	38,331,054
BASF SE	288,073	25,728,714
Bayer AG	273,231	29,128,257
Daimler AG (XETR)	131,075	7,922,428
Deutsche Boerse AG	204,903	13,489,036
Deutsche Lufthansa AG *	348,591	7,057,827

		121,657,316

	Shares	Value
Hong Kong - 2.9%

China Overseas Land & Investment Ltd	2,430,000	$6,275,832
Hutchison Whampoa Ltd	2,298,000	24,016,307
Wharf Holdings Ltd	1,539,000	12,813,495

		43,105,634

Italy - 3.0%

Eni SPA	1,580,243	32,465,472
Intesa Sanpaolo SPA	7,456,247	11,930,902

		44,396,374

Japan - 24.4%

Bridgestone Corp	400,600	13,654,522
Daiwa House Industry Co Ltd	739,000	13,793,819
East Japan Railway Co	121,400	9,438,307
Hitachi Ltd	4,310,000	27,686,174
Honda Motor Co Ltd	456,000	16,945,172
Japan Tobacco Inc	547,800	19,361,148
Kirin Holdings Co Ltd	571,000	8,967,880
Marubeni Corp	239,000	1,597,887
Mitsubishi Heavy Industries Ltd	2,031,000	11,284,778
Mitsubishi UFJ Financial Group Inc	4,636,400	28,771,036
Mitsui Fudosan Co Ltd	570,000	16,767,603
Nippon Telegraph & Telephone Corp	309,000	16,127,228
Nitto Denko Corp	253,800	16,328,438
ORIX Corp	1,729,400	23,632,712
Otsuka Holdings Co Ltd	378,200	12,489,055
Ricoh Co Ltd	1,044,000	12,423,301
Seven & I Holdings Co Ltd	545,200	19,930,169
Sumitomo Corp	935,600	11,670,330
Sumitomo Electric Industries Ltd	1,010,600	12,086,576
Sumitomo Mitsui Financial Group Inc	599,900	27,525,582
Toyota Motor Corp	499,100	30,136,302
Yamato Holdings Co Ltd	648,900	13,681,966

		364,299,985

Netherlands - 3.7%

ASML Holding NV	213,751	16,769,608
European Aeronautic Defence & Space Co NV	326,760	17,375,490
ING Groep NV CVA *	1,571,031	14,355,604
Unilever NV CVA	177,920	6,979,238

		55,479,940

Norway - 1.2%

Telenor ASA	884,709	17,538,054

Russia - 0.7%

Sberbank of Russia ADR (OTC)	876,490	10,062,105

South Korea - 0.7%

Samsung Electronics Co Ltd	8,929	10,479,792

Spain - 3.2%

Iberdrola SA	2,671,137	14,019,234
Repsol SA	904,575	19,069,479
Telefonica SA *	1,125,066	14,476,365

		47,565,078

Sweden - 1.2%

Telefonaktiebolaget LM Ericsson 'B'	1,579,101	17,902,794

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Switzerland - 5.5%

Credit Suisse Group AG	418,048	$11,083,576
Novartis AG	388,662	27,544,245
Roche Holding AG (XVTX)	68,603	16,998,751
Swiss Re AG	251,293	18,614,906
UBS AG (XVTX)	442,846	7,523,207

		81,764,685

United Kingdom - 21.6%

Barclays PLC	5,681,353	24,354,527
BG Group PLC	690,417	11,783,339
British American Tobacco PLC	140,925	7,236,977
Centrica PLC	2,734,525	15,007,426
Experian PLC	282,341	4,897,074
HSBC Holdings PLC (LI)	5,784,885	59,949,241
InterContinental Hotels Group PLC	686,840	18,902,212
Kingfisher PLC	3,369,668	17,640,019
Pearson PLC	571,833	10,153,303
Prudential PLC	1,329,458	21,855,814
Rio Tinto PLC	389,363	15,958,644
Royal Dutch Shell PLC 'A' (LI)	1,475,665	47,090,233
SABMiller PLC	275,744	13,268,450
Tullow Oil PLC	618,064	9,441,224
Vodafone Group PLC	15,746,140	45,186,965

		322,725,448

Total Common Stocks (Cost $1,330,902,733)		1,460,675,342

	Principal Amount

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $7,797,089; collateralized by Freddie Mac: 1.600% due 01/09/20 and value $7,955,538)	$7,797,083	7,797,083

Total Short-Term Investment (Cost $7,797,083)		7,797,083

TOTAL INVESTMENTS - 99.8% (Cost $1,358,626,395)		1,490,934,084

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,016,746

NET ASSETS - 100.0%		$1,493,950,830

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	32.0%
Consumer Discretionary	10.7%
Industrials	10.2%
Energy	8.7%
Health Care	8.5%
Materials	7.3%
Telecommunication Services	6.2%
Information Technology	5.7%
Consumer Staples	5.1%
Utilities	4.9%
Others (each less than 3.0%)	0.5%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of June 30, 2013, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Japan	24.4%
United Kingdom	21.6%
France	13.9%
Germany	9.6%
Switzerland	5.5%
Netherlands	3.7%
Spain	3.2%
Italy	3.0%
Others (each less than 3.0%)	14.9%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	98,332,524	USD	100,961,935	08/13	TDB	($11,262,574)
CHF	51,928,058	USD	55,325,014	08/13	SSB	(331,988)
CHF	4,600,764	USD	4,752,463	08/13	SSB	119,854
EUR	3,728,053	AUD	5,218,309	08/13	HSB	93,139
EUR	4,536,638	JPY	585,640,951	08/13	CIT	328
EUR	6,133,558	USD	7,953,139	08/13	ANZ	31,730
EUR	5,625,870	USD	7,327,273	08/13	CIT	(3,329)
EUR	3,402,418	USD	4,430,159	08/13	HSB	(778)
EUR	5,433,246	USD	7,131,358	08/13	SGN	(58,178)
EUR	2,882,230	USD	3,783,610	08/13	UBS	(31,427)
GBP	3,226,762	EUR	3,809,650	08/13	BRC	(52,944)
GBP	3,194,647	EUR	3,724,658	08/13	CSF	8,867
GBP	4,037,351	USD	6,284,193	08/13	RBC	(145,035)
GBP	9,328,375	USD	14,453,011	08/13	SSB	(268,370)
GBP	2,435,506	USD	3,769,194	08/13	UBS	(65,786)
GBP	2,161,466	USD	3,363,112	08/13	WBC	(76,406)
HKD	40,653,684	USD	5,239,214	08/13	MER	3,013
HKD	86,114,317	USD	11,101,380	08/13	SSB	2,922
JPY	492,859,688	EUR	3,812,771	08/13	CSF	6,418
JPY	374,203,937	EUR	2,935,642	08/13	RBC	(48,235)
JPY	485,254,347	EUR	3,739,930	08/13	WBC	24,552
JPY	806,519,664	USD	7,941,860	08/13	ANZ	191,104
JPY	520,634,917	USD	5,278,769	08/13	RBS	(28,673)
JPY	536,712,526	USD	5,298,578	08/13	RBS	113,645
SEK	123,942,247	USD	18,942,146	08/13	BRC	(475,086)
SEK	61,674,280	USD	9,377,191	08/13	CIT	(187,890)
SGD	34,727,471	USD	28,134,081	08/13	CIT	(733,817)
USD	4,169,315	CAD	4,226,814	08/13	WBC	153,607
USD	5,760,164	CHF	5,512,223	08/13	RBS	(77,409)
USD	8,094,923	EUR	6,185,838	08/13	BRC	41,994
USD	4,058,634	EUR	3,112,827	08/13	CIT	6,253
USD	3,911,150	EUR	3,026,683	08/13	HSB	(29,087)
USD	94,864,878	EUR	72,424,230	08/13	SGN	580,611
USD	3,171,621	EUR	2,436,784	08/13	SSB	(666)
USD	11,863,672	EUR	9,027,416	08/13	SSB	111,483
USD	8,198,630	EUR	6,249,742	08/13	UBS	62,509
USD	5,014,009	GBP	3,319,678	08/13	ANZ	(33,863)
USD	6,346,418	GBP	4,197,275	08/13	CSF	(35,920)
USD	4,873,975	GBP	3,174,213	08/13	CSF	47,296
USD	7,918,730	GBP	5,186,824	08/13	HSB	31,692
USD	6,755,192	GBP	4,449,126	08/13	SGN	(10,108)
USD	5,569,706	GBP	3,658,600	08/13	SSB	6,472
USD	10,979,059	GBP	7,071,234	08/13	WBC	226,606
USD	35,804,256	HKD	277,822,407	08/13	SSB	(20,491)
USD	52,554,888	JPY	5,117,022,397	08/13	CSF	954,708
USD	13,856,953	JPY	1,346,974,577	08/13	SGN	274,028
USD	4,189,367	JPY	411,316,262	08/13	SSB	41,644
USD	3,213,151	JPY	304,717,900	08/13	UBS	140,368
USD	2,799,691	NOK	16,171,687	08/13	CSF	140,582
USD	3,107,748	NOK	18,154,466	08/13	TDB	122,611

Total Forward Foreign Currency Contracts						($10,440,024)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$22,461,659	$-	$22,461,659	$-
	Common Stocks
	Australia	35,490,790	-	35,490,790	-
	Belgium	22,553,653	-	22,553,653	-
	Brazil	10,359,821	10,359,821	-	-
	Canada	7,038,764	7,038,764	-	-
	China	17,544,836	-	17,544,836	-
	Denmark	11,796,454	-	11,796,454	-
	Finland	10,194,731	-	10,194,731	-
	France	208,719,088	-	208,719,088	-
	Germany	121,657,316	-	121,657,316	-
	Hong Kong	43,105,634	-	43,105,634	-
	Italy	44,396,374	-	44,396,374	-
	Japan	364,299,985	-	364,299,985	-
	Netherlands	55,479,940	-	55,479,940	-
	Norway	17,538,054	-	17,538,054	-
	Russia	10,062,105	10,062,105	-	-
	South Korea	10,479,792	-	10,479,792	-
	Spain	47,565,078	-	47,565,078	-
	Sweden	17,902,794	-	17,902,794	-
	Switzerland	81,764,685	-	81,764,685	-
	United Kingdom	322,725,448	-	322,725,448	-

		1,460,675,342	27,460,690	1,433,214,652	-
	Short-Term Investment	7,797,083	-	7,797,083	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,538,036	-	3,538,036	-

	Total Assets	1,494,472,120	27,460,690	1,467,011,430	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(13,978,060)	-	(13,978,060)	-

	Total Liabilities	(13,978,060)	-	(13,978,060)	-

	Total	$1,480,494,060	$27,460,690	$1,453,033,370	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 45.5%

Canada - 11.7%

Canadian Government 1.000% due 02/01/14	CAD 189,500,000	$180,103,380

France - 9.4%

French Treasury 4.500% due 07/12/13	EUR 111,900,000	145,821,348

Germany - 12.2%

Bundesobligation 2.250% due 04/11/14	142,900,000	189,141,577

United Kingdom - 12.2%

United Kingdom Gilt 2.250% due 03/07/14	GBP 122,850,000	189,362,515

Total Foreign Government Bonds & Notes (Cost $710,361,770)		704,428,820

SHORT-TERM INVESTMENTS - 53.3%

U.S. Treasury Bills - 12.1%

0.157% due 09/19/13 ‡	$187,700,000	187,688,550

Repurchase Agreement - 41.2%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $637,765,418; collateralized by Fannie Mae: 1.000% - 1.200% due 02/15/18 - 02/22/18 and value $74,718,750; Federal Home Loan Bank: 1.375% due 03/09/18 and value $50,000,000; and U.S. Treasury Notes: 0.625% - 0.750% due 11/30/17 - 03/31/18 and value $525,804,613)	637,764,887	637,764,887

Total Short-Term Investments (Cost $825,400,235)		825,453,437

TOTAL INVESTMENTS - 98.8% (Cost $1,535,762,005)		1,529,882,257

OTHER ASSETS & LIABILITIES, NET - 1.2%		19,279,907

NET ASSETS - 100.0%		$1,549,162,164

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments	53.3%
Foreign Government Bonds & Notes	45.5%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

(b)	As of June 30, 2013, the portfolio's Standard & Poor's quality ratings as a percentage of total fixed income investments were as follows:

AAA	11.8%
A-1 (Short-Term Debt only)	53.9%
Not Rated	34.3%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	As of June 30, 2013, investments with total aggregate values of $8,563,478 were fully or partially segregated with broker(s)/custodian as collateral for forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	171,200,000	USD	227,822,688	07/13	BRC	($4,967,049)
INR	26,204,240,000	USD	450,864,418	07/13	RBS	(11,082,899)
JPY	21,887,500,000	USD	221,274,277	07/13	MSC	(577,389)
MXN	2,801,930,000	USD	217,229,135	07/13	RBS	(1,276,585)
NOK	1,297,760,000	USD	225,939,048	07/13	GSC	(12,402,007)
NZD	28,025,000	USD	22,709,498	07/13	RBS	(1,014,878)
PHP	9,357,850,000	USD	218,335,278	07/13	MSC	(1,766,247)
PLN	716,090,000	USD	221,861,106	07/13	JPM	(6,550,421)
THB	7,016,560,000	USD	225,569,344	07/13	GSC	494,854
TWD	6,578,100,000	USD	220,408,779	07/13	GSC	(901,806)
USD	568,638,695	AUD	604,005,000	07/13	BRC	16,854,574
USD	756,078,796	CAD	771,465,000	07/13	MSC	22,797,639
USD	15,326,840	CAD	16,125,000	07/13	RBS	(50)
USD	225,932,829	EUR	169,660,000	07/13	GSC	5,081,849
USD	572,257,765	EUR	433,330,000	07/13	RBS	8,180,463
USD	190,265,713	GBP	122,695,000	07/13	RBS	3,671,807
USD	448,472,360	INR	26,204,240,000	07/13	RBS	8,690,840
USD	224,890,523	NOK	1,297,760,000	07/13	RBS	11,353,482
USD	909,789,730	NZD	1,159,470,000	07/13	JPM	12,224,655
USD	33,717,665	NZD	43,705,000	07/13	RBS	(115,105)
USD	227,176,067	THB	7,016,560,000	07/13	GSC	1,111,870
USD	217,910,962	TWD	6,578,100,000	07/13	BRC	(1,596,011)

Total Forward Foreign Currency Contracts						$48,211,586

(f)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Foreign Government Bonds & Notes	$704,428,820	$-	$704,428,820	$-
	Short-Term Investments	825,453,437	-	825,453,437	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	90,462,033	-	90,462,033	-

	Total Assets	1,620,344,290	-	1,620,344,290	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(42,250,447)	-	(42,250,447)	-

	Total Liabilities	(42,250,447)	-	(42,250,447)	-

	Total	$1,578,093,843	$-	$1,578,093,843	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.9%

France - 0.5%

Sanofi	52,183	$5,377,827
Total SA	93,588	4,563,764

		9,941,591

Germany - 1.0%

Deutsche Euroshop AG	179,363	7,134,514
Deutsche Wohnen AG	382,846	6,496,441
GSW Immobilien AG	182,329	7,028,994

		20,659,949

Luxembourg - 0.4%

GAGFAH SA *	644,247	7,933,995

Total Common Stocks (Cost $37,451,502)		38,535,535

	Principal Amount

MORTGAGE-BACKED SECURITIES - 1.5%

United States - 1.5%

Fannie Mae (IO) 5.957% due 01/25/43 " §	$28,885,265	5,878,565
6.007% due 03/25/33 " §	10,303,864	2,250,307
6.057% due 03/25/33 - 04/25/43 " §	16,929,824	3,672,787
6.058% due 07/25/42 " §	20,000,000	3,943,750
6.107% due 10/25/41 " §	12,939,337	2,572,322
Freddie Mac (IO) 3.000% due 01/15/43 "	9,870,817	1,234,034
6.008% due 09/15/32 " §	14,027,080	2,811,456
6.058% due 02/15/33 - 05/15/43 " §	16,088,905	3,425,685
6.428% due 05/15/36 " §	9,770,395	1,690,581
Government National Mortgage Association (IO) 6.558% due 02/20/35 " §	9,970,729	1,556,764

		29,036,251

Total Mortgage-Backed Securities (Cost $28,816,421)		29,036,251

FOREIGN GOVERNMENT BONDS & NOTES - 50.0%

Albania - 0.4%

Albania Government 7.500% due 11/04/15	EUR 5,540,000	7,310,291

Australia - 2.0%

Australia Government 1.250% due 02/21/22 ^ ~	AUD 13,647,501	12,697,023
5.750% due 07/15/22	26,602,000	28,130,023

		40,827,046

Cyprus - 0.1%

Cyprus Government 4.375% due 07/15/14	EUR 660,000	751,917
4.625% due 02/03/20	2,000,000	1,711,669

		2,463,586

Georgia - 0.9%

Georgia Treasury 6.800% due 07/12/14	GEL 500,000	306,563
7.400% due 04/19/14	15,000,000	9,219,305
9.500% due 11/17/13	4,000,000	2,460,594

	Principal Amount	Value
10.000% due 09/29/13	GEL 4,150,000	$2,542,836
10.300% due 09/01/13	5,000,000	3,055,188
12.000% due 09/15/13	730,000	448,352

		18,032,838

Ghana - 0.6%

Ghana Government 14.250% due 07/25/16	GHS 2,074,000	894,811
16.730% due 01/11/16	4,601,000	2,147,809
16.900% due 03/07/16	9,167,000	4,211,618
21.000% due 10/26/15	5,009,000	2,530,458
23.000% due 08/21/17	1,855,000	989,126
26.000% due 06/05/17	1,822,000	1,041,017

		11,814,839

Guatemala - 0.5%

Guatemala Government 4.875% due 02/13/28 ~	$11,170,000	10,220,550

Lebanon - 1.0%

Lebanon Treasury 5.340% due 07/25/13	LBP 6,912,360,000	4,574,901
5.340% due 08/08/13	13,439,240,000	8,897,744
5.940% due 01/09/14	3,199,220,000	2,125,534
8.380% due 08/28/14	3,332,560,000	2,275,012
8.740% due 07/31/14	1,213,020,000	829,707
9.000% due 07/17/14	2,150,590,000	1,473,372

		20,176,270

Mexico - 6.8%

Mexican Bonos 6.000% due 06/18/15	MXN 1,264,700,000	100,790,659
8.000% due 12/17/15	430,000,000	35,894,478

		136,685,137

Mongolia - 0.2%

Mongolia Government 4.125% due 01/05/18 ~	$4,120,000	3,852,200

New Zealand - 0.6%

New Zealand Government 2.000% due 09/20/25 ^	NZD 14,612,000	11,289,382

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	$4,637,000	4,521,075

Philippines - 1.5%

Philippine Government 4.125% due 11/08/17	PHP 94,870,000	2,267,917
4.625% due 07/05/17	86,110,000	2,099,234
5.000% due 08/18/18	122,140,000	3,036,887
5.875% due 01/31/18	91,390,000	2,344,407
6.250% due 01/14/36	362,000,000	8,924,306
8.000% due 07/19/31	343,987,000	11,017,880

		29,690,631

Romania - 5.3%

Romania Government 4.875% due 11/07/19 ~	EUR 1,992,000	2,659,990
5.750% due 01/27/16	RON 102,190,000	30,280,869
5.800% due 10/26/15	125,080,000	37,063,617
5.850% due 07/28/14	35,070,000	10,342,739
5.900% due 07/26/17	51,090,000	15,032,008
6.000% due 04/30/15	8,690,000	2,577,573

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
6.000% due 04/30/16	RON 19,140,000	$5,706,873
11.000% due 03/05/14	4,960,000	1,506,777

		105,170,446

Rwanda - 0.5%

Rwanda Government 6.625% due 05/02/23 ~	$12,546,000	10,946,385

Serbia - 7.9%

Serbia Treasury
9.188% due 05/29/14	RSD 411,340,000	4,321,783
10.000% due 04/01/14	280,000,000	3,206,389
10.000% due 01/10/15	461,400,000	5,237,240
10.000% due 04/04/15	161,600,000	1,825,362
10.000% due 12/06/15	157,800,000	1,764,832
10.000% due 02/21/16	1,270,960,000	14,143,860
10.000% due 04/25/16	222,330,000	2,465,561
10.000% due 01/24/18	823,560,000	8,832,075
10.007% due 04/03/14	440,560,000	4,697,591
10.574% due 02/20/14	1,709,240,000	18,426,676
11.357% due 01/23/14	2,318,080,000	25,175,374
12.744% due 01/30/14	500,000,000	5,420,243
13.129% due 12/18/14	559,390,000	5,567,580
14.122% due 05/22/14	5,406,340,000	56,907,433

		157,991,999

Slovenia - 3.2%

Slovenia Government 4.125% due 01/26/20	EUR 4,780,000	5,611,144
4.375% due 01/18/21 ~	19,854,000	23,129,439
5.850% due 05/10/23 ~	$37,568,000	35,032,160

		63,772,743

Spain - 3.8%

Spain Letras del Tesoro 0.768% due 08/23/13	EUR 57,570,000	74,864,695

Sri Lanka - 4.0%

Sri Lanka Government
5.875% due 07/25/22 ~	$22,452,000	21,441,660
6.250% due 10/04/20 ~	10,094,000	10,094,000
6.500% due 07/15/15	LKR 250,000,000	1,767,808
7.000% due 03/01/14	92,500,000	693,659
8.500% due 02/01/18	133,490,000	929,745
8.500% due 04/01/18	2,554,840,000	17,619,311
8.500% due 07/15/18	883,300,000	6,073,490
9.000% due 05/01/21	1,969,770,000	13,159,416
11.750% due 04/01/14	462,500,000	3,573,342
11.750% due 03/15/15	462,500,000	3,591,275

		78,943,706

Turkey - 9.4%

Turkey Government 3.000% due 07/21/21 ^	TRY 48,523,281	25,384,970
4.000% due 04/01/20 ^	79,345,680	44,019,224
6.315% due 04/09/14	6,957,242	3,414,340
7.200% due 09/11/13	137,559,000	70,546,149
8.014% due 07/17/13	84,885,000	43,943,733

		187,308,416

Uruguay - 1.1%

Uruguay Notas del Tesoro 2.250% due 08/23/17	UYU 94,067,983	4,671,837
2.750% due 06/16/16 ^	130,580,505	6,533,549

	Principal Amount	Value
4.000% due 06/14/15 ^	UYU 97,337,520	$4,933,285
4.250% due 01/05/17 ^	106,988,615	5,651,903

		21,790,574

Total Foreign Government Bonds & Notes (Cost $1,034,201,799)		997,672,809

PURCHASED OPTIONS - 0.2%
(See Note (h) in Notes to Schedule of Investments) (Cost $7,409,310)		4,200,865

SHORT-TERM INVESTMENTS - 56.3%

Foreign Government Issues - 20.1%

Bank Negara Malaysia Monetary Notes (Malaysia) 2.896% due 11/19/13	MYR 27,973,000	8,754,190
2.901% due 07/09/13	53,835,000	17,028,314
2.919% due 07/16/13	22,495,000	7,111,312
2.926% due 07/16/13	28,825,000	9,112,387
2.931% due 08/15/13	12,782,000	4,031,038
2.936% due 09/05/13	11,545,000	3,634,729
2.943% due 10/22/13	31,110,000	9,757,384
2.946% due 11/12/13	23,740,000	7,433,524
2.948% due 11/12/13	16,354,000	5,120,803
2.963% due 11/19/13	55,947,000	17,508,693
Georgia Treasury Bills (Georgia) 5.415% due 11/07/13	GEL 2,980,000	1,772,568
Kenya Treasury Bills (Kenya) 7.076% due 06/09/14	KES 736,000,000	7,975,306
7.076% due 06/16/14	249,000,000	2,691,696
9.824% due 04/21/14	150,000,000	1,651,364
Korea Monetary Stabilization Bonds (South Korea) 2.560% due 07/16/13	KRW 3,720,720,000	3,254,520
Lebanon Treasury Bills (Lebanon) 4.932% due 11/07/13	LBP 940,530,000	611,522
4.932% due 12/19/13	3,434,300,000	2,220,336
4.933% due 11/21/13	2,930,960,000	1,902,090
4.995% due 10/10/13	3,631,420,000	2,370,006
5.300% due 05/29/14	3,295,570,000	2,079,108
5.300% due 06/12/14	3,663,860,000	2,305,578
5.355% due 04/17/14	4,281,150,000	2,717,454
5.421% due 07/11/13	3,530,410,000	2,331,505
Monetary Authority of Singapore (Singapore) 0.282% due 08/16/13	SGD 15,730,000	12,405,848
0.378% due 09/20/13	71,869,000	56,673,597
Nigeria Treasury Bills (Nigeria) 12.203% due 01/23/14	NGN 484,940,000	2,763,857
15.122% due 10/10/13	11,067,300,000	65,672,131
15.393% due 10/10/13	2,064,900,000	12,252,888
16.330% due 10/24/13	3,395,000,000	20,036,098
Philippine Treasury Bills (Philippines) 0.223% due 07/10/13	PHP 292,500,000	6,770,461
0.243% due 10/02/13	175,940,000	4,054,603
0.458% due 10/02/13	317,060,000	7,306,765
0.911% due 08/07/13	136,000,000	3,145,263
1.032% due 10/02/13	100,000,000	2,304,537
1.036% due 10/02/13	28,000,000	645,270
1.052% due 09/18/13	300,000,000	6,917,917
Romania Treasury Bills (Romania) 5.916% due 01/15/14	RON 71,200,000	20,237,734
Sri Lanka Treasury Bills (Sri Lanka) 10.810% due 06/06/14	LKR 917,500,000	6,405,789
10.810% due 06/20/14	910,040,000	6,328,163
10.880% due 06/06/14	917,700,000	6,407,186
11.130% due 02/28/14	462,490,000	3,323,438
11.141% due 02/21/14	277,300,000	1,996,720
11.151% due 03/07/14	277,400,000	1,989,281

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
11.231% due 05/02/14	LKR 459,680,000	$3,242,172
11.231% due 05/09/14	340,270,000	2,395,081
11.271% due 01/31/14	200,000,000	1,448,842
11.281% due 03/14/14	260,000,000	1,860,605
11.281% due 04/11/14	300,000,000	2,129,034
11.281% due 04/18/14	660,500,000	4,677,849
11.281% due 04/25/14	108,800,000	768,959
11.291% due 03/28/14	678,650,000	4,836,195
11.301% due 05/02/14	500,000,000	3,526,553
11.351% due 02/14/14	277,000,000	1,998,595
11.381% due 04/04/14	461,370,000	3,280,963

		401,177,821

U.S. Treasury Bills - 20.1%

0.026% due 08/29/13 ‡	$250,000,000	249,989,347
0.033% due 07/25/13 ‡	150,000,000	149,996,700

		399,986,047

Repurchase Agreements - 16.1%

Bank of America Corp (0.450%) due 07/05/13 (Dated 06/25/13, repurchase price of $40,944,777; collateralized by European Investment Bank: 3.625% due 01/15/21 and value $46,715,057)	EUR 31,460,000	40,949,892
Bank of America Corp (0.090%) due 07/05/13 (Dated 06/06/13, repurchase price of $12,354,362; collateralized by France Government: 4.000% due 10/25/38 and value $14,169,933)	9,492,000	12,355,257
Barclays PLC (0.050%) due 08/27/13 (Dated 06/27/13, repurchase price of $47,327,475; collateralized by Belgium Government: 3.750% due 09/28/20 and value $54,101,958)	36,362,698	47,331,485
Barclays PLC 0.100% due 07/24/13 (Dated 06/24/13, repurchase price of $4,476,686; collateralized by State of Qatar: 5.250% due 01/20/20 andvalue $5,151,197)	$4,476,313	4,476,313
Barclays PLC 0.200% due 07/24/13 (Dated 06/24/13, repurchase price of $7,930,572; collateralized by State of Qatar: 3.241% due 01/18/23 and value $7,770,534)	7,929,250	7,929,250
Citibank Inc (0.150%) due 07/03/13 (Dated 06/25/13, repurchase price of $83,641,206; collateralized by France Government: 4.000% due 10/25/38 and value $96,102,807)	EUR 64,260,000	83,643,994
Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $88,953,257; collateralized by Federal Home Loan Bank: 1.250% due 12/12/14 and value $50,625,000; Freddie Mac: 0.625% due 12/29/14 and value $11,263,850; and U.S. Treasury Notes: 0.250% due 09/30/14 and value $28,845,390)	$88,953,183	88,953,183
Nomura Securities (0.500%) due 07/29/13 (Dated 06/26/13, repurchase price of $11,953,616; collateralized by State of Qatar: 6.550% due 04/09/19 and value $14,484,498)	11,959,097	11,959,097

	Principal Amount	Value
Nomura Securities 0.250% due 07/05/13 (Dated 06/13/13, repurchase price of $11,065,290; collateralized by State of Qatar: 9.750% due 06/15/30 and value $17,877,857)	$11,063,600	$11,063,600
Nomura Securities 0.250% due 07/16/13 (Dated 06/07/13, repurchase price of $12,365,323; collateralized by State of Qatar: 6.550% due 04/09/19 and value $14,929,869)	12,361,975	12,361,975

		321,024,046

Total Short-Term Investments (Cost $1,133,820,234)		1,122,187,914

TOTAL INVESTMENTS - 109.9% (Cost $2,241,699,266)		2,191,633,374

TOTAL SECURITIES SOLD SHORT - (10.8%) (See Note (e) in Notes to Schedule of Investments)
(Proceeds $215,862,970)		(214,725,810)

OTHER ASSETS & LIABILITIES, NET - 0.9%		18,100,678

NET ASSETS - 100.0%		$1,995,008,242

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Short-Term Investments	56.3%
Foreign Government Bonds & Notes	50.0%
Others (each less than 3.0%)	3.6%

	109.9%
Securities Sold Short	(10.8%	)
Other Assets & Liabilities, Net	0.9%

	100.0%

(b)	As of June 30, 2013, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

A-1 (Short-Term Debt only)	33.6%
AA	1.9%
A	9.3%
BBB	3.9%
BB	1.0%
B	2.6%
CCC	0.1%
Not Rated	47.6%

100.0%

(c)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(d)	As of June 30, 2013 investments with a total aggregate value of $16,369,530 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts, open futures contracts, option contracts and swap contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(e)	Securities sold short outstanding as of June 30, 2013 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (10.8%)
Belgium Government
3.750% due 09/28/20	EUR 32,238,000	($46,958,220)
European Investment Bank
3.625% due 01/15/21	27,500,000	(40,400,182)
France Government
4.000% due 10/25/38	64,000,000	(93,876,958)
Qatar Government
3.241% due 01/18/23	$7,880,000	(7,623,900)
5.250% due 01/20/20	1,720,000	(1,930,700)
6.550% due 04/09/19	20,030,000	(23,935,850)

Total Securities Sold Short (Proceeds $215,862,970)		($214,725,810)

(f)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Eris 10-Year Deliverable Interest Rate Swap (09/13)	MER	420	$42,000,000	$1,248,274
Nikkei 225 Index (09/13)	CIT	367	JPY 4,867,165,744	1,546,625
U.S. 10-Year Deliverable Interest Rate Swap (09/13)	CIT	68	$6,800,000	(268,954)

				2,525,945

Short Futures Outstanding
CAC 40 Index (07/13)	MER	802	EUR 30,898,676	1,233,945
Euro-Bobl 5-Year Notes (09/13)	MER	871	87,100,000	1,209,687
Euro-Bund 10-Year Notes (09/13)	MER	121	12,100,000	321,139
Euro-OAT 10-Year Notes (09/13)	CIT	363	36,300,000	187,266
Euro-Schatz 2-Year Notes (09/13)	MER	68	6,800,000	14,515
Japanese Government 10-Year Bonds (09/13)	CIT	74	JPY 7,400,000,000	(97,552)

				2,869,000

Total Futures Contracts				$5,394,945

(g)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CNH	128,250,000	USD	20,679,814	07/13	CIT	$185,282
CNH	141,750,000	USD	22,855,899	07/13	DUB	205,522
CNH	421,314,000	USD	67,973,582	07/13	JPM	602,258
CNH	433,664,000	USD	69,984,133	07/13	SCB	602,328
COP	50,620,900,000	USD	26,141,420	07/13	SCB	133,186
COP	37,082,721,000	USD	19,950,354	08/13	CIT	(744,269)
EUR	8,466,243	HRK	65,018,000	03/14	CIT	(233,014)
EUR	3,781,949	HRK	28,913,000	03/14	DUB	(81,360)
EUR	18,091,846	HRK	138,875,700	04/14	CIT	(475,687)
EUR	1,128,041	HRK	8,703,400	04/14	DUB	(37,378)
EUR	9,283,990	HUF	2,776,702,000	07/13	BOA	(152,698)
EUR	56,050,884	HUF	16,851,137,818	07/13	CSF	(1,306,033)
EUR	47,514,956	HUF	14,283,384,000	07/13	JPM	(1,100,473)
EUR	11,975,911	HUF	3,603,072,499	07/13	SCB	(290,661)
EUR	19,116,087	RSD	2,197,011,853	07/13	CIT	(223,392)
EUR	815,098	RSD	92,750,000	07/13	CIT	1,266
EUR	2,420,768	RSD	277,420,000	07/13	DUB	(19,160)
EUR	6,505,389	SGD	10,864,000	08/13	GSC	(102,181)
EUR	7,542,034	USD	9,707,229	08/13	GSC	111,869
EUR	16,747,038	USD	22,175,049	09/13	DUB	(369,687)
EUR	59,057,454	USD	78,036,484	09/13	GSC	(1,141,147)
INR	1,080,897,000	USD	18,897,131	07/13	BOA	(737,145)
INR	151,800,000	USD	2,756,817	07/13	CIT	(215,539)
INR	161,247,333	USD	2,680,754	07/13	GSC	22,054
INR	161,247,333	USD	2,693,966	07/13	JPM	19,494

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
INR	161,247,333	USD	2,690,819	07/13	SCB	$19,242
INR	2,994,528,000	USD	55,091,536	08/13	DUB	(5,011,892)
INR	3,309,742,000	USD	60,913,068	08/13	GSC	(5,561,873)
KES	1,453,000,000	USD	16,962,410	07/13	SCB	(52,295)
KES	100,000,000	USD	1,166,861	08/13	SCB	(8,931)
KES	200,000,000	USD	2,305,476	11/13	SCB	(22,321)
KES	383,200,000	USD	4,300,786	04/14	SCB	(61,094)
KES	201,409,000	USD	2,185,665	04/14	SCB	42,707
MXN	18,923,622	USD	1,565,320	08/13	JPM	(110,310)
MYR	208,348,000	USD	65,980,935	07/13	SCB	(105,688)
NGN	442,500,000	USD	2,500,000	10/13	DUB	128,206
NOK	471,000,000	EUR	62,893,922	07/13	CIT	(4,344,434)
NOK	47,912,000	EUR	6,257,281	07/13	DUB	(265,897)
PEN	51,093,000	USD	18,530,756	07/13	SCB	(187,864)
PHP	326,533,000	USD	7,823,045	07/13	BOA	(265,030)
PHP	285,911,163	USD	6,613,721	07/13	BOA	4,593
PHP	2,194,468,000	USD	52,016,611	07/13	GSC	(1,222,562)
PHP	533,768,000	USD	12,608,197	07/13	JPM	(252,456)
PHP	654,668,837	USD	15,140,794	07/13	JPM	12,390
PHP	1,362,594,000	USD	32,419,557	07/13	SCB	(879,772)
PHP	289,500,000	USD	6,698,288	07/13	SCB	880
PHP	233,000,000	USD	5,431,235	08/13	JPM	(41,318)
PHP	351,719,566	USD	8,130,928	09/13	GSC	3,667
PHP	178,714,434	USD	4,131,457	09/13	JPM	1,863
PHP	175,869,818	USD	4,063,817	10/13	GSC	2,772
PHP	355,364,182	USD	8,207,594	10/13	JPM	9,394
RON	31,167,369	EUR	6,959,721	07/13	JPM	27,447
RON	31,167,369	EUR	6,933,015	09/13	JPM	(31,739)
RSD	775,723,154	EUR	6,752,465	07/13	DUB	75,051
RUB	434,200,000	USD	13,575,113	09/13	JPM	(535,281)
RUB	240,008,000	USD	7,408,798	12/13	CSF	(313,209)
RUB	194,312,000	USD	6,002,379	12/13	GSC	(257,745)
RUB	837,208,145	USD	25,145,161	05/14	BNP	(971,228)
RUB	4,025,505,018	USD	121,103,091	05/14	BOA	(4,764,847)
RUB	660,491,362	USD	19,795,935	05/14	CIT	(694,088)
RUB	1,477,085,012	USD	44,411,131	05/14	SCB	(1,725,247)
SEK	541,000,000	EUR	64,278,501	07/13	CIT	(3,008,536)
SGD	10,697,000	EUR	6,559,357	08/13	CIT	(99,852)
SGD	14,086,000	EUR	8,630,466	08/13	DUB	(122,357)
SGD	15,487,000	EUR	9,492,375	08/13	SCB	(139,108)
SGD	13,908,935	USD	10,956,231	07/13	BOA	17,288
SGD	14,978,781	USD	11,797,214	07/13	DUB	20,365
SGD	13,552,163	USD	10,675,197	07/13	GSC	16,844
SGD	23,582,760	USD	18,575,245	07/13	JPM	30,482
SGD	14,821,361	USD	11,673,856	07/13	SCB	19,526
SGD	30,036,000	USD	23,563,191	08/13	BNP	136,076
SGD	45,986,000	USD	36,267,134	09/13	GSC	17,456
USD	81,065,010	AUD	85,312,019	07/13	JPM	3,157,483
USD	2,309,661	AUD	2,518,000	10/13	SCB	22,108
USD	5,960,332	CLP	2,887,185,000	08/13	JPM	323,955
USD	13,053,794	CLP	6,360,461,000	08/13	SCB	636,869
USD	63,639,858	CNH	392,328,000	07/13	GSC	(223,826)
USD	104,507,259	CNH	644,778,000	07/13	SCB	(421,908)
USD	25,325,783	EUR	19,631,249	08/13	BOA	(232,460)
USD	2,298,456	EUR	1,784,190	08/13	CIT	(24,410)
USD	100,434,837	EUR	78,025,215	08/13	DUB	(1,147,464)
USD	213,849,840	EUR	165,663,025	08/13	GSC	(1,829,556)
USD	15,589,664	EUR	11,651,348	08/13	GSC	420,584
USD	75,518,337	EUR	57,499,842	08/13	SCB	657,331
USD	60,303,052	EUR	45,981,091	09/13	BOA	433,698
USD	173,880,624	EUR	132,265,827	09/13	DUB	1,664,844
USD	8,980,754	EUR	6,824,981	09/13	GSC	94,336
USD	115,540,016	GBP	74,489,993	08/13	GSC	2,275,549
USD	115,634,730	JPY	11,476,747,000	07/13	BOA	(87,621)
USD	40,551,875	JPY	4,023,626,000	07/13	GSC	(19,156)
USD	37,204,305	JPY	3,565,201,000	07/13	GSC	1,255,664
USD	16,397,706	JPY	1,658,423,000	07/13	SCB	(323,639)
USD	16,871,038	JPY	1,658,423,000	08/13	SCB	147,832
USD	3,308,425	KRW	3,720,720,409	07/13	JPM	52,875

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	21,445,294	MYR	68,700,000	07/13	GSC	($288,168)
USD	13,196,390	MYR	42,400,000	07/13	SCB	(209,597)
USD	12,096,198	NZD	15,582,864	09/13	GSC	96,801
USD	24,148,391	RUB	795,592,903	07/13	BNP	28,464
USD	117,484,087	RUB	3,826,267,100	07/13	BOA	1,402,910
USD	19,458,434	RUB	627,729,090	07/13	CIT	403,978
USD	43,123,112	RUB	1,403,761,312	07/13	SCB	537,616
USD	13,435,653	RUB	434,200,000	09/13	JPM	395,821
USD	11,459,628	RUB	376,105,000	12/13	GSC	340,472
USD	1,794,820	RUB	58,215,000	12/13	JPM	73,754
USD	9,710,711	SGD	12,185,000	07/13	BOA	97,299
USD	9,709,388	SGD	12,183,000	07/13	DUB	97,553
USD	8,360,031	SGD	10,490,000	07/13	GSC	83,897
USD	24,765,997	TRY	48,129,000	07/13	CIT	(126,832)
USD	7,921,242	TRY	14,301,011	07/13	JPM	524,608
USD	72,552,983	TRY	134,839,719	07/13	SCB	2,812,451
USD	959,984	TWD	28,740,000	07/13	DUB	963
USD	50,272,416	TWD	1,482,433,000	08/13	JPM	796,034
USD	14,790,698	TWD	445,200,000	09/13	GSC	(77,740)
USD	14,761,273	TWD	445,200,000	09/13	SCB	(107,165)
USD	59,683,500	ZAR	599,735,614	08/13	BOA	(672,065)
USD	19,525,086	ZAR	197,793,708	10/13	SCB	(221,604)

Total Forward Foreign Currency Contracts						($22,994,752)

(h)	Purchased options outstanding as of June 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - OTC Colombia Peso versus U.S. Dollar	COP 1,757.00	02/18/14	CIT	COP 134,672,738,000	$870,722	$196,225
Call - OTC Colombia Peso versus U.S. Dollar	1,757.00	02/18/14	JPM	31,622,452,000	218,495	46,076

					1,089,217	242,301

Put - OTC British Pound versus U.S. Dollar	$1.35	03/13/14	BOA	GBP 137,727,000	2,096,377	1,047,379
Put - OTC British Pound versus U.S. Dollar	1.40	03/13/14	CIT	68,755,000	1,555,513	920,241
Put - OTC India Rupee versus U.S. Dollar	INR 56.50	06/09/14	GSC	$25,726,000	370,454	236,679
Put - OTC India Rupee versus U.S. Dollar	56.50	06/09/14	JPM	25,615,000	347,083	235,658
Put - OTC Colombia Peso versus U.S. Dollar	COP 1,845.00	06/12/14	BOA	2,008,000	25,000	22,289
Put - OTC Colombia Peso versus U.S. Dollar	1,845.00	06/12/14	CIT	22,605,000	317,962	250,916
Put - OTC India Rupee versus U.S. Dollar	INR 57.00	06/16/14	DUB	26,600,000	414,694	289,940
Put - OTC India Rupee versus U.S. Dollar	57.00	06/16/14	JPM	23,579,000	399,075	257,011
Put - OTC India Rupee versus U.S. Dollar	58.00	06/19/14	JPM	39,785,146	676,347	580,863
Put - OTC India Rupee versus U.S. Dollar	59.00	07/01/14	GSC	2,810,000	57,043	57,043
Put - OTC India Rupee versus U.S. Dollar	59.00	07/01/14	JPM	2,676,000	60,545	60,545

					6,320,093	3,958,564

Total Purchased Options					$7,409,310	$4,200,865

(i)	Transactions in written options for the period ended June 30, 2013 were as follows:

	Notional Amount in KRW	Notional Amount in $	Premium
Outstanding, December 31, 2012	-	-	$-
Call Options Written	-	126,487,146	2,289,446
Put Options Written	192,120,320,000	-	2,416,817
Put Options Exercised	(100,077,600,000)	-	(1,233,325)
Put Options Expired	(92,042,720,000)	-	(1,183,492)

Outstanding, June 30, 2013	-	126,487,146	$2,289,446

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(j)	Premiums received and value of written options outstanding as of June 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC India Rupee versus U.S. Dollar	INR 65.00	06/09/14	GSC	$20,356,000	$379,639	($791,848)
Call - OTC India Rupee versus U.S. Dollar	65.00	06/09/14	JPM	20,717,000	368,763	(805,891)
Call - OTC India Rupee versus U.S. Dollar	67.00	06/16/14	DUB	21,760,000	408,435	(681,088)
Call - OTC India Rupee versus U.S. Dollar	67.00	06/16/14	JPM	18,383,000	363,064	(575,388)
Call - OTC India Rupee versus U.S. Dollar	70.00	06/19/14	JPM	39,785,146	660,433	(907,101)
Call - OTC India Rupee versus U.S. Dollar	72.00	07/01/14	GSC	2,810,000	54,655	(54,655)
Call - OTC India Rupee versus U.S. Dollar	72.00	07/01/14	JPM	2,676,000	54,457	(54,457)

Total Written Options					$2,289,446	($3,870,428)

(k)	Swap agreements outstanding as of June 30, 2013 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	3.147%	$2,000,000	$176,166	$139,006	$37,160
Thailand Government	1.000%	12/20/17	BOA	1.081%	11,000,000	35,134	60,005	(24,871)
China Government	1.000%	12/20/17	BOA	1.042%	41,000,000	61,986	(327,842)	389,828
Colombia Government	1.000%	12/20/17	CSF	1.320%	40,000,000	539,501	139,810	399,691
Croatia Government	1.000%	12/20/17	DUB	3.147%	4,040,000	355,855	285,508	70,347
Thailand Government	1.000%	12/20/17	DUB	1.081%	30,000,000	95,820	134,011	(38,191)
Croatia Government	1.000%	12/20/17	GSC	3.147%	2,000,000	176,166	135,003	41,163
Lebanon Government	5.000%	12/20/17	JPM	4.590%	2,500,000	(44,532)	(82,870)	38,338
Croatia Government	1.000%	03/20/18	CIT	3.220%	23,998,000	2,287,097	2,087,266	199,831
Lebanon Government	1.000%	03/20/18	DUB	4.679%	16,402,000	2,496,653	2,340,450	156,203
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	3.647%	4,625,000	515,387	499,985	15,402
Croatia Government	1.000%	03/20/18	JPM	3.220%	15,000,000	1,429,555	1,331,192	98,363
Qatar Government	1.000%	03/20/18	JPM	0.776%	2,699,000	(28,662)	(45,559)	16,897
Lebanon Government	5.000%	03/20/18	JPM	4.679%	2,326,000	(34,477)	(98,960)	64,483
Bulgaria Government	1.000%	06/20/18	BNP	1.236%	2,490,000	27,264	14,533	12,731
Croatia Government	1.000%	06/20/18	BNP	3.286%	5,040,000	516,638	410,400	106,238
Croatia Government	1.000%	06/20/18	CIT	3.286%	15,660,000	1,605,267	1,471,849	133,418
Russia Foreign	1.000%	06/20/18	DUB	1.894%	23,549,000	977,706	432,759	544,947
Lebanon Government	1.000%	06/20/18	GSC	4.761%	46,818,000	7,586,552	6,482,029	1,104,523
Croatia Government	1.000%	06/20/18	JPM	3.286%	3,072,000	314,903	298,772	16,131
Russia Foreign	1.000%	06/20/18	JPM	1.894%	23,228,000	964,379	414,822	549,557
Venezuela Government	5.000%	06/20/18	CIT	10.378%	12,400,000	2,368,844	1,455,262	913,582
Venezuela Government	5.000%	06/20/18	DUB	10.378%	28,875,000	5,516,160	3,453,971	2,062,189
Venezuela Government	5.000%	06/20/20	DUB	10.283%	1,784,000	408,295	383,471	24,824
Russia Foreign	1.000%	06/20/22	DUB	2.382%	10,000,000	1,030,963	773,976	256,987
Russia Foreign	1.000%	09/20/22	BNP	2.398%	17,914,000	1,904,861	1,498,792	406,069
Russia Foreign	1.000%	09/20/22	JPM	2.398%	16,630,000	1,768,328	1,391,365	376,963
Colombia Government	1.000%	12/20/22	BNP	1.841%	40,000,000	2,681,801	1,630,424	1,051,377
Mexico Government	1.000%	12/20/22	BNP	1.730%	30,000,000	1,753,142	1,248,683	504,459
Russia Foreign	1.000%	12/20/22	BNP	2.413%	7,100,000	777,216	623,296	153,920
South Africa Government	1.000%	12/20/22	BNP	2.658%	120,000,000	15,238,108	12,058,804	3,179,304
Mexico Government	1.000%	12/20/22	BOA	1.730%	41,900,000	2,448,556	1,737,363	711,193
South Africa Government	1.000%	12/20/22	BOA	2.658%	25,000,000	3,174,606	2,327,985	846,621
Spain Government	1.000%	12/20/22	BOA	3.115%	20,000,000	3,008,639	4,238,614	(1,229,975)
Colombia Government	1.000%	12/20/22	DUB	1.841%	12,300,000	824,654	541,946	282,708
Spain Government	1.000%	12/20/22	DUB	3.115%	55,000,000	8,273,757	11,717,316	(3,443,559)
South Africa Government	1.000%	12/20/22	JPM	2.658%	31,750,000	4,031,750	3,009,554	1,022,196
South Africa Government	1.000%	03/20/23	BNP	2.674%	50,000,000	6,518,148	4,657,747	1,860,401
South Africa Government	1.000%	06/20/23	CIT	2.688%	9,640,000	1,289,244	877,392	411,852
Venezuela Government	5.000%	06/20/23	DUB	10.024%	4,933,000	1,267,083	1,321,383	(54,300)
Venezuela Government	5.000%	06/20/23	GSC	10.024%	2,090,000	536,834	476,264	60,570

						$84,875,347	$71,545,777	$13,329,570

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)
Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
South Africa Government	1.000%	12/20/17	BNP	1.978%	$120,000,000	($4,946,370)	($3,292,102)	($1,654,268)
South Africa Government	1.000%	12/20/17	BOA	1.978%	25,000,000	(1,030,494)	(585,378)	(445,116)
South Africa Government	1.000%	12/20/17	JPM	1.978%	31,750,000	(1,308,726)	(763,832)	(544,894)
South Africa Government	1.000%	03/20/18	BNP	2.043%	50,000,000	(2,304,387)	(1,191,402)	(1,112,985)
South Africa Government	1.000%	06/20/18	CIT	2.101%	9,640,000	(491,328)	(241,341)	(249,987)
Turkey Government	1.000%	06/20/22	BNP	2.302%	10,000,000	(973,061)	(665,505)	(307,556)
Turkey Government	1.000%	09/20/22	BNP	2.316%	34,544,000	(3,466,002)	(2,255,732)	(1,210,270)
Turkey Government	1.000%	12/20/22	BNP	2.329%	7,100,000	(733,218)	(527,023)	(206,195)

						($15,253,586)	($9,522,315)	($5,731,271)

Credit Default Swaps on Credit Indices – Buy Protection (1)
Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx ASIAXJ IG-18 5Y	1.000%	06/20/18	BOA	$2,525,000	$58,092	$48,579	$9,513
iTraxx FINSNR-18 5Y	1.000%	06/20/18	BOA	2,562,000	104,418	105,823	(1,405)
iTraxx FINSNR-19 5Y	1.000%	06/20/18	BOA	3,600,000	146,724	141,244	5,480
iTraxx ASIAXJ IG-18 5Y	1.000%	06/20/18	CIT	10,009,000	230,273	236,744	(6,471)
iTraxx ASIAXJ IG-18 5Y	1.000%	06/20/18	CSF	3,045,000	70,055	52,353	17,702
iTraxx ASIAXJ IG-18 5Y	1.000%	06/20/18	DUB	51,423,000	1,183,068	1,626,559	(443,491)
iTraxx FINSNR-18 5Y	1.000%	06/20/18	DUB	23,900,000	974,081	1,371,373	(397,292)
iTraxx ASIAXJ IG-18 5Y	1.000%	06/20/18	GSC	10,003,000	230,134	195,200	34,934
iTraxx ASIAXJ IG-18 5Y	1.000%	06/20/18	JPM	6,787,000	149,921	123,524	26,397
iTraxx FINSUB-18 5Y	5.000%	06/20/18	DUB	38,823,000	(5,779,042)	(5,367,160)	(411,882)
iTraxx FINSUB-19 5Y	5.000%	06/20/18	DUB	6,270,000	(933,328)	(1,002,235)	68,907

					($3,565,604)	($2,467,996)	($1,097,608)

Total Credit Default Swaps					$66,056,157	$59,555,466	$6,500,691

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Cross Currency Swaps

Notional Amount on Fixed Rate Currency Received	Notional Amount on Floating Rate Currency Delivered	Pay/Receive Floating Rate	Counter- party	Fixed rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
TRY 50,000,000	$27,624,309	Receive	BNP	6.250%	10/17/20	$2,463,298	$-	$2,463,298
50,121,620	27,699,155	Receive	CSF	6.250%	10/17/20	2,476,947	-	2,476,947
48,823,375	27,041,471	Receive	CSF	6.330%	10/16/21	2,630,738	-	2,630,738

						$7,570,983	$-	$7,570,983

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC - 28-day MXN TIIE	JPM	Pay	4.430%	06/30/14	MXN 2,130,200,000	$-	$-	$-
OTC - 6-Month PLN-WIBOR	BNP	Receive	3.353%	10/03/17	PLN 19,330,000	78,159	-	78,159
OTC - 6-Month PLN-WIBOR	JPM	Receive	3.390%	10/03/17	51,520,000	181,686	-	181,686
OTC - 6-Month PLN-WIBOR	JPM	Pay	4.190%	10/03/17	200,000,000	2,524,227	-	2,524,227
OTC - 6-Month PLN-WIBOR	CSF	Pay	4.210%	10/03/17	125,000,000	1,612,866	-	1,612,866
OTC - 6-Month PLN-WIBOR	DUB	Pay	4.210%	10/03/17	100,000,000	1,290,292	-	1,290,292
OTC - 6-Month PLN-WIBOR	BNP	Pay	4.215%	10/03/17	100,000,000	1,297,336	-	1,297,336
OTC - 6-Month PLN-WIBOR	BNP	Receive	3.384%	11/13/17	26,000,000	58,336	-	58,336
OTC - 6-Month PLN-WIBOR	BNP	Pay	3.850%	11/13/17	26,000,000	207,321	-	207,321
OTC - 6-Month PLN-WIBOR	BOA	Receive	3.605%	11/14/17	64,630,000	(60,406)	-	(60,406)
OTC - 6-Month PLN-WIBOR	BOA	Pay	3.830%	11/14/17	64,630,000	500,075	-	500,075
OTC - 6-Month PLN-WIBOR	DUB	Receive	3.600%	11/16/17	67,970,000	(59,523)	-	(59,523)
OTC - 6-Month PLN-WIBOR	DUB	Pay	3.790%	11/16/17	67,970,000	488,327	-	488,327
OTC - 6-Month PLN-WIBOR	BOA	Receive	3.508%	11/19/17	97,000,000	(158,050)	-	(158,050)
OTC - 6-Month PLN-WIBOR	BOA	Pay	3.810%	11/19/17	97,000,000	733,263	-	733,263
OTC - 6-Month PLN-WIBOR	BNP	Receive	3.595%	11/20/17	97,800,000	(95,920)	-	(95,920)
OTC - 6-Month PLN-WIBOR	BNP	Pay	3.810%	11/20/17	97,800,000	735,713	-	735,713
OTC - 6-Month CLP-CLICP	BOA	Pay	2.190%	04/23/18	CLP 14,032,000,000	10,931	-	10,931
OTC - 6-Month CLP-CLICP	BOA	Receive	4.930%	04/23/18	14,032,000,000	(71,513)	-	(71,513)
OTC - 6-Month CLP-CLICP	BOA	Pay	2.130%	05/03/18	2,325,768,000	(16,800)	-	(16,800)
OTC - 6-Month CLP-CLICP	BOA	Receive	4.860%	05/03/18	2,325,768,000	47,609	-	47,609
OTC - 6-Month CLP-CLICP	DUB	Pay	2.090%	05/10/18	6,191,250,000	(74,985)	-	(74,985)
OTC - 6-Month CLP-CLICP	BOA	Pay	2.100%	05/10/18	6,095,510,000	(68,243)	-	(68,243)
OTC - 6-Month CLP-CLICP	DUB	Receive	4.780%	05/10/18	6,191,250,000	170,297	-	170,297
OTC - 6-Month CLP-CLICP	BOA	Receive	4.800%	05/10/18	6,095,510,000	157,269	-	157,269
OTC - 6-Month CLP-CLICP	DUB	Pay	2.053%	05/13/18	17,078,830,000	(229,589)	-	(229,589)
OTC - 6-Month CLP-CLICP	BOA	Pay	2.080%	05/13/18	13,337,686,000	(161,476)	-	(161,476)
OTC - 6-Month CLP-CLICP	DUB	Receive	4.700%	05/13/18	17,078,830,000	569,274	-	569,274
OTC - 6-Month CLP-CLICP	BOA	Receive	4.760%	05/13/18	13,337,686,000	391,519	-	391,519
OTC - 6-Month CLP-CLICP	DUB	Pay	2.110%	05/14/18	6,633,307,000	(59,937)	-	(59,937)
OTC - 6-Month CLP-CLICP	DUB	Receive	4.740%	05/14/18	6,633,307,000	206,020	-	206,020
OTC - 6-Month CLP-CLICP	BOA	Pay	2.100%	05/16/18	1,561,531,000	(14,577)	-	(14,577)
OTC - 6-Month CLP-CLICP	BOA	Receive	4.730%	05/16/18	1,561,531,000	49,945	-	49,945
OTC - 6-Month CLP-CLICP	DUB	Pay	2.000%	05/20/18	5,396,900,000	(93,562)	-	(93,562)
OTC - 6-Month CLP-CLICP	BOA	Pay	2.050%	05/20/18	6,835,770,000	(86,953)	-	(86,953)
OTC - 6-Month CLP-CLICP	DUB	Receive	4.700%	05/20/18	5,396,900,000	187,715	-	187,715
OTC - 6-Month CLP-CLICP	BOA	Receive	4.740%	05/20/18	6,835,770,000	214,308	-	214,308
OTC - 6-Month CLP-CLICP	DUB	Pay	1.930%	05/23/18	1,387,885,795	(31,744)	-	(31,744)
OTC - 6-Month CLP-CLICP	DUB	Receive	4.640%	05/23/18	1,387,885,795	55,458	-	55,458
OTC - 3-Month NZD Bank Bills	DUB	Pay	3.620%	10/03/22	NZD 30,000,000	(1,399,639)	-	(1,399,639)
OTC - 3-Month NZD Bank Bills	CSF	Pay	3.640%	10/03/22	25,000,000	(1,135,667)	-	(1,135,667)
OTC - 3-Month NZD Bank Bills	DUB	Pay	3.650%	10/03/22	50,000,000	(2,240,637)	-	(2,240,637)
OTC - 3-Month NZD Bank Bills	DUB	Pay	4.125%	02/25/23	8,048,000	(92,300)	-	(92,300)
OTC - 3-Month NZD Bank Bills	JPM	Pay	4.125%	02/25/23	13,271,000	(152,201)	-	(152,201)
OTC - 3-Month NZD Bank Bills	DUB	Pay	4.135%	02/25/23	10,506,000	(113,740)	-	(113,740)
OTC - 3-Month NZD Bank Bills	JPM	Pay	4.140%	02/25/23	30,170,000	(316,937)	-	(316,937)
OTC - 3-Month NZD Bank Bills	JPM	Pay	4.060%	06/04/23	41,340,000	(1,081,453)	-	(1,081,453)
OTC - 3-Month NZD Bank Bills	CIT	Pay	4.073%	06/05/23	24,240,000	(615,595)	-	(615,595)
OTC - 3-Month NZD Bank Bills	DUB	Pay	4.460%	06/25/23	77,500,000	(165,401)	-	(165,401)
OTC - 3-Month NZD Bank Bills	DUB	Pay	4.660%	06/25/23	47,147,000	502,731	-	502,731

Total Interest Rate Swaps						$3,673,829	$-	$3,673,829

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Interest from Guatemala Bills	3-Month USD-LIBOR + 50 bps	CIT	09/05/13	GTQ 11,198,000	$22,360	$-	$22,360
Interest from Guatemala Bills	3-Month USD-LIBOR + 50 bps	CIT	12/05/13	21,196,000	39,503	-	39,503

					$61,863	$-	$61,863

Total Swap Agreements					$77,362,832	$59,555,466	$17,807,366

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$38,535,535	$-	$38,535,535	$-
	Mortgage-Backed Securities	29,036,251	-	29,036,251	-
	Foreign Government Bonds & Notes	997,672,809	-	997,672,809	-
	Short-Term Investments	1,122,187,914	-	1,122,187,914	-
	Derivatives:
	Credit Contracts
	Swaps	88,129,784	-	88,129,784	-
	Equity Contracts
	Futures	2,780,570	2,780,570	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	21,305,257	-	21,305,257	-
	Purchased Options	4,200,865	-	4,200,865	-
	Swaps	7,570,983	-	7,570,983	-

	Total Foreign Currency Contracts	33,077,105	-	33,077,105	-
	Interest Rate Contracts
	Futures	2,980,881	2,980,881	-	-
	Swaps	12,332,540	-	12,270,677	61,863

	Total Interest Rate Contracts	15,313,421	2,980,881	12,270,677	61,863

	Total Assets - Derivatives	139,300,880	5,761,451	133,477,566	61,863

	Total Assets	2,326,733,389	5,761,451	2,320,910,075	61,863

Liabilities	Securities Sold Short
	Foreign Government Bonds & Notes	(214,725,810)	-	(214,725,810)	-
	Derivatives:
	Credit Contracts
	Swaps	(22,073,627)	-	(22,073,627)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(44,300,009)	-	(44,300,009)	-
	Written Options	(3,870,428)	-	(3,870,428)	-

	Total Foreign Currency Contracts	(48,170,437)	-	(48,170,437)	-
	Interest Rate Contracts
	Futures	(366,506)	(366,506)	-	-
	Swaps	(8,596,848)	-	(8,596,848)	-

	Total Interest Rate Contracts	(8,963,354)	(366,506)	(8,596,848)	-

	Total Liabilities - Derivatives	(79,207,418)	(366,506)	(78,840,912)	-

	Total Liabilities	(293,933,228)	(366,506)	(293,566,722)	-

	Total	$2,032,800,161	$5,394,945	$2,027,343,353	$61,863

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Canada - 0.0%

Aureus Mining Inc Exp. 05/16/14 *	562,500	$1
Torex Gold Resources Inc Exp. 10/23/13 *	362,500	6,891

		6,892

Total Warrants (Cost $0)		6,892

COMMON STOCKS - 91.5%

Australia - 6.9%

Gryphon Minerals Ltd *	3,186,607	375,768
Newcrest Mining Ltd	2,652,898	23,826,937
Perseus Mining Ltd *	4,553,507	1,806,617
Regis Resources Ltd *	2,395,796	6,318,699
Troy Resources Ltd	934,188	1,304,374

		33,632,395

Bermuda - 0.7%

Continental Gold Ltd *	1,006,705	3,158,816

Canada - 60.6%

Agnico Eagle Mines Ltd (NYSE)	840,026	23,134,316
Alamos Gold Inc	1,399,881	16,957,767
Aureus Mining Inc *	2,250,000	797,837
AuRico Gold Inc (TSE)	775,000	3,397,119
B2Gold Corp *	2,300,000	4,898,735
Barrick Gold Corp (NYSE)	1,380,387	21,727,291
Centerra Gold Inc	1,323,662	4,178,528
Detour Gold Corp *	1,398,213	10,968,201
Eldorado Gold Corp	3,717,777	23,012,958
First Quantum Minerals Ltd	260,292	3,860,944
Franco-Nevada Corp	455,835	16,318,520
Goldcorp Inc (NYSE)	1,905,700	47,127,961
IAMGOLD Corp (TSE)	1,956,288	8,221,730
Kinross Gold Corp	4,677,663	23,973,190
MAG Silver Corp *	400,376	2,341,269
New Gold Inc *	1,618,272	10,478,684
Osisko Mining Corp *	3,786,549	12,529,420
Platinum Group Metals Ltd *	2,665,500	2,331,711
Pretium Resources Inc *	100,000	663,687
Rio Alto Mining Ltd *	750,780	1,392,052
SEMAFO Inc	457,424	674,153
Silver Wheaton Corp (NYSE)	445,465	8,762,297
Tahoe Resources Inc (TSE)*	664,997	9,427,694
Torex Gold Resources Inc *	4,072,727	5,150,449
Yamana Gold Inc	3,236,199	30,863,436

		293,189,949

Peru - 1.5%

Cia de Minas Buenaventura SA ADR	492,043	7,262,555

South Africa - 2.9%

AngloGold Ashanti Ltd ADR	547,460	7,828,678
Gold Fields Ltd ADR	537,295	2,820,799
Impala Platinum Holdings Ltd	340,000	3,192,241

		13,841,718

United Kingdom - 12.2%

Fresnillo PLC	882,915	11,885,418
Hochschild Mining PLC	849,937	1,998,077
Randgold Resources Ltd ADR	707,673	45,326,456

		59,209,951

	Shares	Value
United States - 6.7%

Newmont Mining Corp	617,915	$18,506,554
Royal Gold Inc	335,665	14,124,783

		32,631,337

Total Common Stocks (Cost $950,134,816)		442,926,721

	Principal Amount

SHORT-TERM INVESTMENT - 8.3%

Repurchase Agreement - 8.3%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $40,308,731; collateralized by Fannie Mae: 2.230% due 12/06/22 and value $310,781 and Freddie Mac: 3.000% due 08/06/20 and value $40,808,506)	$40,308,697	40,308,697

Total Short-Term Investment (Cost $40,308,697)		40,308,697

TOTAL INVESTMENTS - 99.8% (Cost $990,443,513)		483,242,310

OTHER ASSETS & LIABILITIES, NET - 0.2%		732,165

NET ASSETS - 100.0%		$483,974,475

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified by precious metals sector as a percentage of net assets as follows:

Gold	82.2%
Precious Metals & Minerals	8.2%
Others (each less than 3.0%)	1.1%

91.5%
Short-Term Investment	8.3%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	As of June 30, 2013, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Canada	60.6%
United States (Includes Short-Term Investment)	15.0%
United Kingdom	12.2%
Australia	6.9%
Others (each less than 3.0%)	5.1%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants
	Canada	$6,892	$6,891	$1	$-
	Common Stocks
	Australia	33,632,395	-	33,632,395	-
	Bermuda	3,158,816	3,158,816	-	-
	Canada	293,189,949	292,392,112	797,837	-
	Peru	7,262,555	7,262,555	-	-
	South Africa	13,841,718	10,649,477	3,192,241	-
	United Kingdom	59,209,951	45,326,456	13,883,495	-
	United States	32,631,337	32,631,337	-	-

		442,926,721	391,420,753	51,505,968	-
	Short-Term Investment	40,308,697	-	40,308,697	-

	Total	$483,242,310	$391,427,644	$91,814,666	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	48,812,690	$989,433,223

TOTAL INVESTMENTS - 100.0% (Cost $862,850,652)		989,433,223

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(391,572)

NET ASSETS - 100.0%		$989,041,651

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Mutual Fund	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolio’s investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Fund	$989,433,223	$989,433,223	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”) (See Note 1 in Notes to Financial Statements). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Feeder Portfolio’s financial statements.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	14,695,197	$159,721,862
PD High Yield Bond Market Portfolio ‘P’	1,475,745	17,470,978
PD Large-Cap Growth Index Portfolio ‘P’	1,842,020	32,675,810
PD Large-Cap Value Index Portfolio ‘P’	2,242,040	39,451,193
PD Small-Cap Growth Index Portfolio ‘P’	352,564	6,045,645
PD Small-Cap Value Index Portfolio ‘P’	555,007	8,878,326
PD Emerging Markets Portfolio ‘P’	451,286	6,162,092
PD International Large-Cap Portfolio ‘P’	2,026,908	28,152,940

Total Affiliated Mutual Funds (Cost $284,412,662)		298,558,846

TOTAL INVESTMENTS - 100.0% (Cost $284,412,662)		298,558,846

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(65,309)

NET ASSETS - 100.0%		$298,493,537

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	59.4%
Affiliated Equity Funds	40.6%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	27,949,634	$303,784,125
PD High Yield Bond Market Portfolio ‘P’	3,467,017	41,045,151
PD Large-Cap Growth Index Portfolio ‘P’	7,150,254	126,839,213
PD Large-Cap Value Index Portfolio ‘P’	9,308,228	163,788,654
PD Small-Cap Growth Index Portfolio ‘P’	1,568,299	26,892,678
PD Small-Cap Value Index Portfolio ‘P’	2,756,817	44,100,194
PD Emerging Markets Portfolio ‘P’	2,616,485	35,726,871
PD International Large-Cap Portfolio ‘P’	8,772,485	121,846,306

Total Affiliated Mutual Funds (Cost $805,993,360)		864,023,192

TOTAL INVESTMENTS - 100.0% (Cost $805,993,360)		864,023,192

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(176,587)

NET ASSETS - 100.0%		$863,846,605

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	60.1%
Affiliated Fixed Income Funds	39.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$298,558,846	$298,558,846	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$864,023,192	$864,023,192	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio ‘P’	5,284,205	$57,433,934
PD High Yield Bond Market Portfolio ‘P’	534,523	6,328,082
PD Large-Cap Growth Index Portfolio ‘P’	3,360,950	59,620,299
PD Large-Cap Value Index Portfolio ‘P’	3,954,649	69,586,452
PD Small-Cap Growth Index Portfolio ‘P’	1,176,635	20,176,553
PD Small-Cap Value Index Portfolio ‘P’	1,655,723	26,486,235
PD Emerging Markets Portfolio ‘P’	1,408,890	19,237,729
PD International Large-Cap Portfolio ‘P’	4,302,579	59,761,097

Total Affiliated Mutual Funds (Cost $286,183,721)		318,630,381

TOTAL INVESTMENTS - 100.0% (Cost $286,183,721)		318,630,381

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(65,998)

NET ASSETS - 100.0%		$318,564,383

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	80.0%
Affiliated Fixed Income Funds	20.0%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	39,528,565	$422,513,562
Floating Rate Income Portfolio ‘P’ *	6,304,720	62,439,877
Floating Rate Loan Portfolio ‘P’	20,004,748	156,685,347
High Yield Bond Portfolio ‘P’	24,424,022	167,651,200
Inflation Managed Portfolio ‘P’ *	16,459,266	180,937,302
Inflation Protected Portfolio ‘P’ *	19,671,508	198,931,051
Managed Bond Portfolio ‘P’	41,671,754	507,787,694
Short Duration Bond Portfolio ‘P’	53,437,079	515,446,743
Emerging Markets Debt Portfolio ‘P’	22,661,315	227,660,372
Comstock Portfolio ‘P’	8,532,020	93,027,476
Dividend Growth Portfolio ‘P’	515,332	6,433,442
Equity Index Portfolio ‘P’	1,979,736	70,512,418
Growth Portfolio ‘P’	823,972	12,833,189
Large-Cap Growth Portfolio ‘P’	6,285,545	42,079,935
Large-Cap Value Portfolio ‘P’	9,224,664	138,914,341
Main Street Core Portfolio ‘P’	265,609	6,372,935
Mid-Cap Equity Portfolio ‘P’	2,243,563	31,037,003
Mid-Cap Value Portfolio ‘P’	2,460,637	40,909,574
Value Advantage Portfolio ‘P’ *	3,452,694	35,348,793
International Large-Cap Portfolio ‘P’	10,378,741	75,379,125
International Value Portfolio ‘P’	4,130,065	45,475,261
Currency Strategies Portfolio ‘P’ *	9,525,952	103,666,005
Global Absolute Return Portfolio ‘P’ *	20,564,103	205,835,728
Precious Metals Portfolio ‘P’ *	4,543,360	21,081,177

Total Affiliated Mutual Funds (Cost $3,284,458,307)		3,368,959,550

TOTAL INVESTMENTS - 100.0% (Cost $3,284,458,307)		3,368,959,550

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(588,794)

NET ASSETS - 100.0%		$3,368,370,756

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	81.6%
Affiliated Equity Funds	18.4%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$318,630,381	$318,630,381	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,368,959,550	$3,368,959,550	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	38,620,160	$412,803,779
Floating Rate Income Portfolio ‘P’ *	7,569,968	74,970,470
Floating Rate Loan Portfolio ‘P’	23,771,517	186,188,217
High Yield Bond Portfolio ‘P’	28,102,067	192,898,011
Inflation Managed Portfolio ‘P’ *	17,248,258	189,610,719
Inflation Protected Portfolio ‘P’ *	21,577,533	218,206,020
Managed Bond Portfolio ‘P’	40,784,927	496,981,339
Short Duration Bond Portfolio ‘P’	49,226,303	474,830,180
Emerging Markets Debt Portfolio ‘P’	16,634,098	167,109,678
American Funds Growth-Income Portfolio ‘P’	4,050,232	47,155,781
Comstock Portfolio ‘P’	16,383,138	178,630,859
Dividend Growth Portfolio ‘P’	7,557,675	94,350,515
Equity Index Portfolio ‘P’	2,819,480	100,421,636
Growth Portfolio ‘P’	4,529,387	70,544,216
Large-Cap Growth Portfolio ‘P’	18,943,687	126,822,588
Large-Cap Value Portfolio ‘P’	17,010,098	256,155,294
Main Street Core Portfolio ‘P’	5,150,178	123,571,628
Mid-Cap Equity Portfolio ‘P’	1,578,921	21,842,479
Mid-Cap Growth Portfolio ‘P’	1,102,506	9,819,658
Mid-Cap Value Portfolio ‘P’	5,914,949	98,339,581
Small-Cap Equity Portfolio ‘P’	3,758,495	64,107,556
Small-Cap Growth Portfolio ‘P’	46,042	595,198
Small-Cap Index Portfolio ‘P’	3,438,321	49,463,152
Small-Cap Value Portfolio ‘P’	37,951	584,900
Value Advantage Portfolio ‘P’ *	7,153,959	73,242,466
Emerging Markets Portfolio ‘P’	3,153,230	45,445,238
International Large-Cap Portfolio ‘P’	15,851,980	115,130,376
International Small-Cap Portfolio ‘P’	10,150,691	93,014,223
International Value Portfolio ‘P’	8,399,268	92,482,539
Currency Strategies Portfolio ‘P’ *	13,552,502	147,484,862
Global Absolute Return Portfolio ‘P’ *	27,652,473	276,786,547
Precious Metals Portfolio ‘P’ *	12,032,536	55,830,929

Total Affiliated Mutual Funds (Cost $4,383,612,047)		4,555,420,634

TOTAL INVESTMENTS - 100.0% (Cost $4,383,612,047)		4,555,420,634

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(789,893)

NET ASSETS - 100.0%		$4,554,630,741

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	62.3%
Affiliated Equity Funds	37.7%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	113,408,452	$1,212,202,074
Floating Rate Income Portfolio ‘P’ *	13,981,919	138,472,325
Floating Rate Loan Portfolio ‘P’	36,839,418	288,541,353
High Yield Bond Portfolio ‘P’	73,530,229	504,725,680
Inflation Managed Portfolio ‘P’ *	31,365,138	344,798,089
Inflation Protected Portfolio ‘P’ *	42,304,025	427,805,760
Managed Bond Portfolio ‘P’	111,297,896	1,356,211,280
Short Duration Bond Portfolio ‘P’	91,393,352	881,567,750
Emerging Markets Debt Portfolio ‘P’	41,716,871	419,096,533
American Funds Growth-Income Portfolio ‘P’	19,023,366	221,484,012
Comstock Portfolio ‘P’	68,103,202	742,552,095
Dividend Growth Portfolio ‘P’	17,253,339	215,391,835
Equity Index Portfolio ‘P’	9,595,015	341,746,381
Growth Portfolio ‘P’	12,124,886	188,842,450
Large-Cap Growth Portfolio ‘P’	71,394,454	477,965,519
Large-Cap Value Portfolio ‘P’	57,572,027	866,977,896
Long/Short Large-Cap Portfolio ‘P’	55,190,126	593,822,960
Main Street Core Portfolio ‘P’	13,698,609	328,679,775
Mid-Cap Equity Portfolio ‘P’	20,942,974	289,720,873
Mid-Cap Growth Portfolio ‘P’	24,112,682	214,763,705
Mid-Cap Value Portfolio ‘P’	29,233,119	486,018,180
Small-Cap Equity Portfolio ‘P’	6,886,417	117,459,591
Small-Cap Growth Portfolio ‘P’	12,153,425	157,110,171
Small-Cap Index Portfolio ‘P’	13,749,577	197,799,304
Small-Cap Value Portfolio ‘P’	9,766,472	150,522,013
Value Advantage Portfolio ‘P’ *	27,802,772	284,645,697
Real Estate Portfolio ‘P’	19,048,023	335,488,225
Emerging Markets Portfolio ‘P’	30,395,740	438,071,919
International Large-Cap Portfolio ‘P’	75,163,265	545,898,692
International Small-Cap Portfolio ‘P’	46,372,090	424,923,179
International Value Portfolio ‘P’	40,748,352	448,671,347
Currency Strategies Portfolio ‘P’ *	59,750,184	650,230,300
Global Absolute Return Portfolio ‘P’ *	74,995,043	750,660,479
Precious Metals Portfolio ‘P’ *	34,539,922	160,265,133

Total Affiliated Mutual Funds (Cost $14,434,301,648)		15,203,132,575

TOTAL INVESTMENTS - 100.0% (Cost $14,434,301,648)		15,203,132,575

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,611,732)

NET ASSETS - 100.0%		$15,200,520,843

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	54.1%
Affiliated Fixed Income Funds	45.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$4,555,420,634	$4,555,420,634	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$15,203,132,575	$15,203,132,575	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	77,855,640	$832,184,608
Inflation Managed Portfolio ‘P’ *	10,236,820	112,533,734
Inflation Protected Portfolio ‘P’ *	14,416,379	145,787,776
Managed Bond Portfolio ‘P’	75,971,810	925,748,182
Short Duration Bond Portfolio ‘P’	20,433,498	197,098,725
Emerging Markets Debt Portfolio ‘P’	13,787,081	138,507,941
American Funds Growth Portfolio ‘P’	4,299,161	44,329,762
American Funds Growth-Income Portfolio ‘P’	16,125,083	187,740,065
Comstock Portfolio ‘P’	53,243,978	580,536,977
Dividend Growth Portfolio ‘P’	22,905,516	285,953,990
Equity Index Portfolio ‘P’	7,543,034	268,660,817
Growth Portfolio ‘P’	12,491,133	194,546,659
Large-Cap Growth Portfolio ‘P’	58,700,973	392,986,284
Large-Cap Value Portfolio ‘P’	55,677,912	838,454,399
Long/Short Large-Cap Portfolio ‘P’	69,503,199	747,825,718
Main Street Core Portfolio ‘P’	15,840,967	380,082,803
Mid-Cap Equity Portfolio ‘P’	28,643,659	396,250,592
Mid-Cap Growth Portfolio ‘P’	31,421,524	279,861,147
Mid-Cap Value Portfolio ‘P’	27,310,293	454,050,035
Small-Cap Equity Portfolio ‘P’	37,404,763	638,002,079
Small-Cap Growth Portfolio ‘P’	14,617,051	188,958,039
Small-Cap Index Portfolio ‘P’	2,870,722	41,297,765
Small-Cap Value Portfolio ‘P’	8,623,530	132,906,847
Value Advantage Portfolio ‘P’ *	28,109,047	287,781,354
Real Estate Portfolio ‘P’	21,575,956	380,012,085
Emerging Markets Portfolio ‘P’	39,038,568	562,634,779
International Large-Cap Portfolio ‘P’	86,125,195	625,513,423
International Small-Cap Portfolio ‘P’	55,402,207	507,669,204
International Value Portfolio ‘P’	44,402,510	488,906,486
Currency Strategies Portfolio ‘P’ *	48,958,940	532,794,786
Global Absolute Return Portfolio ‘P’ *	62,464,038	625,231,786
Precious Metals Portfolio ‘P’ *	38,569,098	178,960,497

Total Affiliated Mutual Funds (Cost $11,869,953,372)		12,593,809,344

TOTAL INVESTMENTS - 100.0% (Cost $11,869,953,372)		12,593,809,344

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,168,945)

NET ASSETS - 100.0%		$12,591,640,399

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	72.1%
Affiliated Fixed Income Funds	27.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’	5,841,201	$62,435,524
Managed Bond Portfolio ‘P’	6,116,957	74,537,667
American Funds Growth Portfolio ‘P’	1,728,878	17,826,908
American Funds Growth-Income Portfolio ‘P’	3,395,188	39,529,271
Comstock Portfolio ‘P’	13,536,714	147,595,339
Dividend Growth Portfolio ‘P’	6,178,625	77,134,371
Equity Index Portfolio ‘P’	1,979,327	70,497,854
Growth Portfolio ‘P’	2,285,289	35,592,869
Large-Cap Growth Portfolio ‘P’	14,642,346	98,026,333
Large-Cap Value Portfolio ‘P’	14,082,281	212,065,256
Long/Short Large-Cap Portfolio ‘P’	14,272,910	153,570,616
Main Street Core Portfolio ‘P’	3,438,119	82,493,067
Mid-Cap Equity Portfolio ‘P’	4,999,173	69,157,544
Mid-Cap Growth Portfolio ‘P’	7,358,687	65,541,397
Mid-Cap Value Portfolio ‘P’	7,326,161	121,801,827
Small-Cap Equity Portfolio ‘P’	7,674,884	130,908,253
Small-Cap Growth Portfolio ‘P’	4,837,546	62,536,094
Small-Cap Index Portfolio ‘P’	4,653,553	66,945,300
Small-Cap Value Portfolio ‘P’	3,321,815	51,196,200
Value Advantage Portfolio ‘P’ *	6,736,772	68,971,295
Real Estate Portfolio ‘P’	6,541,997	115,222,605
Emerging Markets Portfolio ‘P’	8,730,652	125,828,598
International Large-Cap Portfolio ‘P’	22,800,938	165,599,538
International Small-Cap Portfolio ‘P’	15,395,901	141,077,856
International Value Portfolio ‘P’	9,579,297	105,475,583
Currency Strategies Portfolio ‘P’ *	10,379,152	112,950,939
Global Absolute Return Portfolio ‘P’ *	12,946,959	129,592,172
Precious Metals Portfolio ‘P’ *	13,621,103	63,201,877

Total Affiliated Mutual Funds (Cost $2,488,767,330)		2,667,312,153

TOTAL INVESTMENTS - 100.0% (Cost $2,488,767,330)		2,667,312,153

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(462,619)

NET ASSETS - 100.0%		$2,666,849,534

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	85.8%
Affiliated Fixed Income Funds	14.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The portfolios’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$12,593,809,344	$12,593,809,344	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,667,312,153	$2,667,312,153	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2013 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2013. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of June 30, 2013.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of June 30, 2013.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap contracts as of June 30, 2013.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See note 3C in Notes to Financial Statements).
#	Securities purchased on a when-issued basis.

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BNY	Bank of New York Mellon
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GEL	Georgian Lari
GHS	Ghana Cedi
GTQ	Guatemalan Quetzal
HKD	Hong Kong Dollar
HRK	Croatian Kuna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
LBP	Lebanese Pound
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
WIBOR	Warsaw Interbank Offered Rate

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2013 (Unaudited)

(In thousands, except per share amounts)

	Cash Management Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio
ASSETS
Investments, at value	$662,069	$3,142,298	$279,673	$730,423	$1,168,484	$2,471,384
Repurchase agreements, at value	59	164,594	28,572	17,404	13,388	70,263
Cash (1)	-	194	-	9,039	170	89
Foreign currency held, at value	-	4,582	-	-	-	977
Receivables:
Dividends and interest	-	23,798	1,241	4,427	20,465	9,329
Fund shares sold	5,987	63	32	21	8	337
Securities sold	-	134,809	21,601	8,113	35,114	32,179
Swap agreements	-	-	-	-	-	455
Due from adviser	164	-	11	-	-	-
Other	-	-	-	-	-	1,300
Swap contracts, at value	-	519	-	-	-	5,356
Forward foreign currency contracts appreciation	-	1,549	-	-	-	6,349
Prepaid expenses and other assets	2	9	-	3	4	6
Total Assets	668,281	3,472,415	331,130	769,430	1,237,633	2,598,024
LIABILITIES
Payables:
Fund shares redeemed	643	1,246	13	667	4,248	121
Securities purchased	-	416,717	47,562	21,568	24,788	40,131
Swap agreements	-	-	-	-	-	3,621
Sale-buyback financing transactions	-	-	-	-	-	1,111,412
Due to custodian	-	-	1,102	-	-	-
Due to broker (2)	-	-	-	-	-	5,310
Variation margin	-	131	-	-	-	6
Accrued advisory fees	84	1,019	150	401	409	479
Accrued service fees	33	5	-	6	17	29
Accrued support service expenses	6	26	3	9	12	19
Accrued custodian, and portfolio accounting and tax fees	14	75	35	44	31	40
Accrued shareholder report expenses	11	57	2	17	23	29
Accrued trustees’ fees and expenses and deferred compensation	9	10	1	3	8	12
Accrued offering expenses	-	-	7	-	-	-
Accrued other	7	41	4	14	16	23
Outstanding options written, at value	-	-	-	-	-	4,078
Swap contracts, at value	-	-	-	-	-	3,767
Forward foreign currency contracts depreciation	-	919	-	-	-	3,568
Unfunded loan commitment depreciation	-	-	4	5	-	-
Total Liabilities	807	420,246	48,883	22,734	29,552	1,172,645
NET ASSETS	$667,474	$3,052,169	$282,247	$746,696	$1,208,081	$1,425,379
NET ASSETS CONSIST OF:
Paid-in capital (3)	$667,635	$2,889,787	$285,354	$943,627	$1,130,768	$1,369,679
Undistributed/accumulated net investment income (loss) (3)	(152)	71,752	1,257	33,842	57,218	26,545
Undistributed/accumulated net realized gain (loss) (3)	(9)	74,452	(335)	(234,780)	7,398	93,694
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (3)	-	16,178	(4,029)	4,007	12,697	(64,539)
NET ASSETS	$667,474	$3,052,169	$282,247	$746,696	$1,208,081	$1,425,379
Class I Shares:
Net Assets	$667,435	$109,884	$6,379	$115,281	$342,806	$597,520
Shares outstanding, $.001 par value (unlimited shares authorized)	66,178	13,714	644	19,287	54,039	61,003
Net Asset Value Per Share	$10.09	$8.01	$9.90	$5.98	$6.34	$9.79
Class P Shares:
Net Assets	$39	$2,942,285	$275,868	$631,415	$865,275	$827,859
Shares outstanding, $.001 par value (unlimited shares authorized)	4	275,254	27,857	80,616	126,056	75,309
Net Asset Value Per Share	$10.06	$10.69	$9.90	$7.83	$6.86	$10.99

Investments, at cost	$662,069	$3,135,191	$283,698	$726,410	$1,155,786	$2,535,711
Repurchase agreements, at cost	59	164,594	28,572	17,404	13,388	70,263
Foreign currency held, at cost	-	4,557	-	-	-	994
Premiums received from outstanding options written	-	-	-	-	-	3,310

(1)	Includes cash collateral segregated for certain derivative instruments (see Notes to Schedules of Investments) in the Inflation Managed Portfolio of $26.
(2)	The Inflation Managed Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolio invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).
(3)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

(In thousands, except per share amounts)

	Inflation Protected Portfolio	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	AmericanFunds Growth Portfolio	American Funds Growth-Income Portfolio
ASSETS
Investments, at value	$924,433	$5,717,400	$2,364,528	$884,476	$288,266	$718,418
Repurchase agreements, at value	58,527	218,109	44,484	29,937	-	-
Cash (1)	14,900	448	274	2,808	-	-
Foreign currency held, at value	1,137	2,993	196	17,672	-	-
Deposits with brokers for securities sold short	-	17,833	-	-	-	-
Receivables:
Dividends and interest	3,236	40,021	13,128	17,381	-	-
Fund shares sold	-	149	376	57	57	146
Securities sold	60,221	399,402	9,939	20,489	-	-
Variation margin	125	-	-	-	-	-
Swap contracts, at value	-	48,438	-	-	-	-
Forward foreign currency contracts appreciation	5,514	50,452	-	5,366	-	-
Prepaid expenses and other assets	3	15	7	3	1	3
Total Assets	1,068,096	6,495,260	2,432,932	978,189	288,324	718,567
LIABILITIES
Payables:
Fund shares redeemed	83	1,321	658	-	8	47
Securities purchased	44,763	1,582,909	31,633	9,693	49	99
Swap agreements	-	43,957	-	-	-	-
Securities sold short, at value	-	17,790	-	-	-	-
Due to broker (2)	-	42,834	-	-	-	-
Variation margin	-	46	155	-	-	-
Accrued advisory fees	305	1,584	795	637	98	244
Accrued service fees	1	70	16	1	11	11
Accrued support service expenses	12	47	19	9	4	8
Accrued custodian, and portfolio accounting and tax fees	31	155	50	52	2	2
Accrued shareholder report expenses	21	91	43	16	6	13
Accrued trustees’ fees and expenses and deferred compensation	4	34	9	3	2	4
Accrued dividends and interest	-	1	-	-	-	-
Accrued other	16	66	30	12	5	11
Outstanding options written, at value	-	14,018	-	-	-	-
Swap contracts, at value	9,037	2,939	-	-	-	-
Forward foreign currency contracts depreciation	403	10,730	-	1,511	-	-
Other liabilities	209	13	-	-	-	-
Total Liabilities	54,885	1,718,605	33,408	11,934	185	439
NET ASSETS	$1,013,211	$4,776,655	$2,399,524	$966,255	$288,139	$718,128
NET ASSETS CONSIST OF:
Paid-in capital (3), (4)	$979,379	$4,425,271	$2,458,600	$965,797	$915,421	$943,536
Accumulated deficit (4)					(627,282)	(225,408)
Undistributed net investment income (3)	29,664	123,034	20,911	33,438
Undistributed/accumulated net realized gain (loss) (3)	32,397	274,132	(82,540)	11,641
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (3)	(28,229)	(45,782)	2,553	(44,621)
NET ASSETS	$1,013,211	$4,776,655	$2,399,524	$966,255	$288,139	$718,128
Class I Shares:
Net Assets	$22,480	$1,414,461	$330,450	$13,945	$225,982	$222,219
Shares outstanding, $.001 par value (unlimited shares authorized)	2,252	126,543	35,221	1,391	21,889	19,053
Net Asset Value Per Share	$9.98	$11.18	$9.38	$10.03	$10.32	$11.66
Class P Shares:
Net Assets	$990,731	$3,362,194	$2,069,074	$952,310	$62,157	$495,909
Shares outstanding, $.001 par value (unlimited shares authorized)	97,969	275,843	214,490	94,799	6,028	42,594
Net Asset Value Per Share	$10.11	$12.19	$9.65	$10.05	$10.31	$11.64

Investments, at cost	$948,879	$5,802,541	$2,361,827	$932,765	$202,292	$558,359
Repurchase agreements, at cost	58,527	218,109	44,484	29,937	-	-
Foreign currency held, at cost	1,136	2,972	189	17,825	-	-
Proceeds from securities sold short	-	17,833	-	-	-	-
Premiums received from outstanding options written	-	5,721	-	-	-	-

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Inflation Protected, Short Duration Bond and Emerging Markets Debt Portfolios of $9,300, $122 and $1,850, respectively.
(2)	The Managed Bond Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolio and the counterparty. The portfolio invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).
(3)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 12 in Notes to Financial Statements).
(4)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

(In thousands, except per share amounts)

	Comstock Portfolio	Dividend Growth Portfolio	Equity Index Portfolio	Focused 30 Portfolio	Growth Portfolio	Large-Cap Growth Portfolio
ASSETS
Investments, at value	$1,884,284	$852,479	$1,790,880	$105,878	$921,228	$1,279,364
Repurchase agreements, at value	34,218	41,126	27,415	1,173	7,094	2,328
Cash (1)	116	-	2,792	-	-	-
Foreign currency held, at value	-	-	-	19	29	-
Receivables:
Dividends and interest	3,500	1,509	2,242	67	759	706
Fund shares sold	141	152	124	-	-	-
Securities sold	2,667	866	221	176	-	23,530
Forward foreign currency contracts appreciation	4,395	-	-	-	-	-
Prepaid expenses and other assets	16	5	11	1	3	8
Total Assets	1,929,337	896,137	1,823,685	107,314	929,113	1,305,936
LIABILITIES
Payables:
Fund shares redeemed	1,123	359	1,429	222	136	429
Securities purchased	2,951	2,772	1,219	339	145	19,958
Variation margin	-	-	143	-	-	-
Accrued advisory fees	1,093	489	76	67	420	706
Accrued service fees	9	10	48	5	21	7
Accrued support service expenses	19	8	19	1	6	12
Accrued custodian, and portfolio accounting and tax fees	40	13	31	3	10	19
Accrued shareholder report expenses	37	15	36	2	10	22
Accrued trustees’ fees and expenses and deferred compensation	8	5	17	-	12	8
Accrued other	27	12	24	2	9	18
Total Liabilities	5,307	3,683	3,042	641	769	21,179
NET ASSETS	$1,924,030	$892,454	$1,820,643	$106,673	$928,344	$1,284,757
NET ASSETS CONSIST OF:
Paid-in capital (2)	$1,881,164	$1,132,225	$1,193,324	$302,115	$1,332,895	$1,181,384
Undistributed/accumulated earnings (deficit) (2)	42,866	(239,771)	627,319	(195,442)	(404,551)	103,373
NET ASSETS	$1,924,030	$892,454	$1,820,643	$106,673	$928,344	$1,284,757
Class I Shares:
Net Assets	$181,687	$213,190	$968,799	$106,662	$425,985	$146,876
Shares outstanding, $.001 par value (unlimited shares authorized)	18,850	18,534	27,789	7,918	29,194	25,545
Net Asset Value Per Share	$9.64	$11.50	$34.86	$13.47	$14.59	$5.75
Class P Shares:
Net Assets	$1,742,343	$679,264	$851,844	$11	$502,359	$1,137,881
Shares outstanding, $.001 par value (unlimited shares authorized)	159,799	54,410	23,917	1	32,255	169,967
Net Asset Value Per Share	$10.90	$12.48	$35.62	$13.53	$15.57	$6.69

Investments, at cost	$1,414,481	$644,386	$1,080,021	$84,266	$890,185	$1,220,517
Repurchase agreements, at cost	34,218	41,126	27,415	1,173	7,094	2,328
Foreign currency held, at cost	-	-	-	20	29	-

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Equity Index Portfolio of $1,670.
(2)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

(In thousands, except per share amounts)

	Large-Cap Value Portfolio	Long/Short Large-Cap Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio
ASSETS
Investments, at value	$2,638,288	$2,002,053	$1,470,287	$1,110,869	$747,933	$1,268,378
Repurchase agreements, at value	12,134	17,409	14,123	3,967	27,992	9,570
Cash (1)	-	580	140	-	109	-
Cash collateral received for securities on loan (2)	-	498,813	-	-	-	-
Foreign currency held, at value	-	-	648	-	76	1
Receivables:
Dividends and interest	6,352	2,134	1,284	1,668	1,056	1,896
Fund shares sold	8	-	1	38	16	195
Securities sold	-	35,193	2,579	2,848	1,319	22,299
Prepaid expenses and other assets	17	9	7	5	5	8
Total Assets	2,656,799	2,556,191	1,489,069	1,119,395	778,506	1,302,347
LIABILITIES
Payable upon return of securities loaned (2)	-	498,813	-	-	-	-
Payables:
Fund shares redeemed	1,013	909	181	694	361	532
Securities purchased	-	24,742	8,413	3,896	-	20,851
Securities sold short, at value	-	492,048	-	-	-	-
Due to custodian	-	765	-	-	-	-
Variation margin	-	79	-	-	-	-
Accrued advisory fees	1,301	1,216	554	602	448	730
Accrued service fees	17	2	27	15	10	4
Accrued support service expenses	26	14	12	10	7	12
Accrued custodian, and portfolio accounting and tax fees	48	31	22	17	25	22
Accrued shareholder report expenses	52	26	26	20	14	25
Accrued trustees’ fees and expenses and deferred compensation	17	5	16	9	4	4
Accrued dividends and interest	-	861	-	-	-	-
Accrued other	36	20	20	16	11	18
Total Liabilities	2,510	1,019,531	9,271	5,279	880	22,198
NET ASSETS	$2,654,289	$1,536,660	$1,479,798	$1,114,116	$777,626	$1,280,149
NET ASSETS CONSIST OF:
Paid-in capital (3)	$2,197,830	$1,360,450	$1,883,896	$2,941,925	$613,864	$930,126
Undistributed/accumulated earnings (deficit) (3)	456,459	176,210	(404,098)	(1,827,809)	163,762	350,023
NET ASSETS	$2,654,289	$1,536,660	$1,479,798	$1,114,116	$777,626	$1,280,149
Class I Shares:
Net Assets	$341,722	$38,786	$558,550	$306,108	$207,640	$79,030
Shares outstanding, $.001 par value (unlimited shares authorized)	24,627	4,779	25,625	26,962	25,274	6,952
Net Asset Value Per Share	$13.88	$8.12	$21.80	$11.35	$8.22	$11.37
Class P Shares:
Net Assets	$2,312,567	$1,497,874	$921,248	$808,008	$569,986	$1,201,119
Shares outstanding, $.001 par value (unlimited shares authorized)	153,567	138,966	38,393	58,408	63,995	72,245
Net Asset Value Per Share	$15.06	$10.78	$23.99	$13.83	$8.91	$16.63

Investments, at cost	$1,838,738	$1,738,923	$1,180,726	$1,031,427	$604,603	$1,110,549
Repurchase agreements, at cost	12,134	17,409	14,123	3,967	27,992	9,570
Foreign currency held, at cost	-	-	646	-	77	1
Securities on loan, at value	-	486,200	-	-	-	-
Proceeds from securities sold short	-	439,174	-	-	-	-

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Long/Short Large-Cap Portfolio of $580.
(2)	Cash collateral is received by the Long/Short Large-Cap Portfolio for securities on loan which is used as collateral to cover securities sold short and is therefore uninvested (see Note 8 in Notes to Financial Statements).
(3)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

(In thousands, except per share amounts)

	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Value Advantage Portfolio	Health Sciences Portfolio
ASSETS
Investments, at value	$987,744	$516,897	$768,075	$506,149	$718,675	$205,020
Repurchase agreements, at value	8,799	13,653	2,624	6,405	28,065	7,112
Cash (1)	228	-	471	-	-	-
Receivables:
Dividends and interest	1,327	240	1,020	760	709	43
Fund shares sold	58	38	152	182	-	266
Securities sold	94,337	7,167	64,869	2,819	3,632	-
Prepaid expenses and other assets	4	4	3	3	2	1
Total Assets	1,092,497	537,999	837,214	516,318	751,083	212,442
LIABILITIES
Payables:
Fund shares redeemed	1,538	388	1,275	525	20	3
Securities purchased	91,929	4,708	64,613	1,518	257	1,363
Variation margin	7	-	13	-	-	-
Accrued advisory fees	540	264	194	323	407	152
Accrued service fees (2)	2	6	20	9	-	10
Accrued support service expenses	9	4	5	4	8	1
Accrued custodian, and portfolio accounting and tax fees	29	8	16	8	26	4
Accrued shareholder report expenses	18	9	13	9	5	3
Accrued trustees’ fees and expenses and deferred compensation	3	3	7	2	3	1
Accrued offering expenses	-	-	-	-	7	-
Accrued other	13	7	9	8	9	2
Total Liabilities	94,088	5,397	66,165	2,406	742	1,539
NET ASSETS	$998,409	$532,602	$771,049	$513,912	$750,341	$210,903
NET ASSETS CONSIST OF:
Paid-in capital (3)	$899,144	$645,643	$871,463	$513,420	$740,446	$137,976
Undistributed/accumulated earnings (deficit) (3)	99,265	(113,041)	(100,414)	492	9,895	72,927
NET ASSETS	$998,409	$532,602	$771,049	$513,912	$750,341	$210,903
Class I Shares:
Net Assets	$47,873	$123,378	$415,505	$178,702	$352	$210,888
Shares outstanding, $.001 par value (unlimited shares authorized)	3,619	11,128	28,944	13,961	34	11,541
Net Asset Value Per Share	$13.23	$11.09	$14.36	$12.80	$10.23	$18.27
Class P Shares:
Net Assets	$950,536	$409,224	$355,544	$335,210	$749,989	$15
Shares outstanding, $.001 par value (unlimited shares authorized)	55,725	31,654	24,712	21,750	73,255	1
Net Asset Value Per Share	$17.06	$12.93	$14.39	$15.41	$10.24	$19.79

Investments, at cost	$824,320	$422,527	$649,672	$375,325	$712,077	$139,320
Repurchase agreements, at cost	8,799	13,653	2,624	6,405	28,065	7,112

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the Small-Cap Equity and Small-Cap Index Portfolios of $225 and $437, respectively.
(2)	The accrued service fees for the Value Advantage Portfolio was $16, and is not shown on the above Statements of Assets and Liabilities due to rounding.
(3)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

(In thousands, except per share amounts)

	Real Estate Portfolio	Technology Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio
ASSETS
Investments, at value	$1,117,794	$71,039	$1,506,858	$1,916,733	$1,177,935	$1,483,137
Repurchase agreements, at value	6,022	1,685	67,386	20,271	32,496	7,797
Cash	55	-	-	170	-	-
Foreign currency held, at value	-	717	1,064	507	1,832	3,043
Receivables:
Dividends and interest	2,951	18	2,933	4,903	2,420	7,148
Fund shares sold	282	12	75	75	6	-
Securities sold	4,980	844	8,188	2,292	15,213	22,255
Forward foreign currency contracts appreciation	-	-	-	-	-	3,538
Prepaid expenses and other assets	6	1	37	51	7	9
Total Assets	1,132,090	74,316	1,586,541	1,945,002	1,229,909	1,526,927
LIABILITIES
Payables:
Fund shares redeemed	178	-	435	146	254	535
Securities purchased	1,050	495	7,644	-	15,515	17,522
Accrued advisory fees	769	55	1,049	1,246	836	819
Accrued service fees	14	4	20	20	2	15
Accrued support service expenses	8	1	13	19	11	13
Accrued custodian, and portfolio accounting and tax fees	16	3	104	58	68	14
Accrued shareholder report expenses	19	1	27	36	21	27
Accrued trustees’ fees and expenses and deferred compensation	5	1	6	11	4	11
Accrued other	15	1	21	27	16	20
Forward foreign currency contracts depreciation	-	-	-	-	-	13,978
Other liabilities	-	-	-	-	58	22
Total Liabilities	2,074	561	9,319	1,563	16,785	32,976
NET ASSETS	$1,130,016	$73,755	$1,577,222	$1,943,439	$1,213,124	$1,493,951
NET ASSETS CONSIST OF:
Paid-in capital (1), (2)	$1,441,213	$108,016	$1,261,341	$1,770,687	$1,239,695	$2,818,369
Accumulated deficit (1)	(311,197)	(34,261)
Undistributed net investment income (2)			2,878	35,090	18,775	38,593
Undistributed/accumulated net realized gain (loss) (2)			189,450	(162,124)	(210,460)	(1,484,711)
Net unrealized appreciation on investments and assets and liabilities in foreign currencies (2)			123,553	299,786	165,114	121,700
NET ASSETS	$1,130,016	$73,755	$1,577,222	$1,943,439	$1,213,124	$1,493,951
Class I Shares:
Net Assets	$299,293	$73,745	$405,241	$415,918	$46,439	$312,882
Shares outstanding, $.001 par value (unlimited shares authorized)	17,535	16,428	28,795	60,886	6,909	31,486
Net Asset Value Per Share	$17.07	$4.49	$14.07	$6.83	$6.72	$9.94
Class P Shares:
Net Assets	$830,723	$10	$1,171,981	$1,527,521	$1,166,685	$1,181,069
Shares outstanding, $.001 par value (unlimited shares authorized)	47,166	2	81,318	210,320	127,321	107,259
Net Asset Value Per Share	$17.61	$5.62	$14.41	$7.26	$9.16	$11.01

Investments, at cost	$912,742	$63,719	$1,382,629	$1,616,872	$1,012,738	$1,350,829
Repurchase agreements, at cost	6,022	1,685	67,386	20,271	32,496	7,797
Foreign currency held, at cost	-	740	1,732	510	1,846	3,095

(1)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).
(2)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

(In thousands, except per share amounts)

	Currency Strategies Portfolio	Global Absolute Return Portfolio	Precious Metals Portfolio	American Funds Asset Allocation Portfolio	Pacific Dynamix - Conservative Growth Portfolio	Pacific Dynamix - Moderate Growth Portfolio
ASSETS
Investments, at value	$892,117	$1,870,609	$442,933	$-	$-	$-
Investments in affiliates, at value	-	-	-	989,433	298,559	864,023
Repurchase agreements, at value	637,765	321,024	40,309	-	-	-
Cash	-	14,766	-	-	-	-
Foreign currency held, at value	4	9,138	649	-	-	-
Receivables:
Dividends and interest	9,352	13,193	348	-	-	-
Fund shares sold	-	31	85	1,685	1,179	1,598
Securities sold	-	90,928	-	-	-	-
Swap agreements	-	376,148	-	-	-	-
Variation margin	-	5,405	-	-	-	-
Due from adviser	-	-	-	-	12	36
Swap contracts, at value	-	108,033	-	-	-	-
Forward foreign currency contracts appreciation	90,462	21,305	-	-	-	-
Prepaid expenses and other assets	23	27	23	2	1	3
Total Assets	1,629,723	2,830,607	484,347	991,120	299,751	865,660
LIABILITIES
Payables:
Fund shares redeemed	141	54	-	-	2	5
Securities purchased	-	135,138	-	1,685	1,177	1,593
Swap agreements	-	374,766	-	-	-	-
Securities sold short, at value	-	214,726	-	-	-	-
Due to custodian	1,980	-	-	-	-	-
Due to broker (1)	35,280	25,242	-	-	-	-
Accrued advisory fees	812	1,318	312	317	49	141
Accrued service fees (2)	-	-	-	47	15	42
Accrued support service expenses	17	24	9	5	2	6
Accrued custodian, and portfolio accounting and tax fees	34	79	27	2	4	4
Accrued shareholder report expenses	22	30	11	11	4	12
Accrued trustees’ fees and expenses and deferred compensation	5	6	3	2	1	2
Accrued dividends and interest	-	4,548	-	-	-	-
Accrued other	20	29	11	9	3	8
Outstanding options written, at value	-	3,870	-	-	-	-
Swap contracts, at value	-	30,670	-	-	-	-
Forward foreign currency contracts depreciation	42,250	44,300	-	-	-	-
Other liabilities	-	799	-	-	-	-
Total Liabilities	80,561	835,599	373	2,078	1,257	1,813
NET ASSETS	$1,549,162	$1,995,008	$483,974	$989,042	$298,494	$863,847
NET ASSETS CONSIST OF:
Paid-in capital (3), (4)	$1,407,691	$1,992,233	$1,011,757	$854,734	$287,391	$799,246
Undistributed/accumulated earnings (deficit) (3)			(527,783)	134,308	11,103	64,601
Undistributed/accumulated net investment income (loss) (4)	(13,764)	19,471
Undistributed net realized gain (4)	113,011	34,520
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies (4)	42,224	(51,216)
NET ASSETS	$1,549,162	$1,995,008	$483,974	$989,042	$298,494	$863,847
Class I Shares:
Net Assets	$2,035	$6,583	$4,635	$989,042	$298,494	$863,847
Shares outstanding, $.001 par value (unlimited shares authorized)	187	659	1,000	58,156	24,963	61,950
Net Asset Value Per Share	$10.87	$10.00	$4.63	$17.01	$11.96	$13.94
Class P Shares:
Net Assets	$1,547,127	$1,988,425	$479,339
Shares outstanding, $.001 par value (unlimited shares authorized)	142,167	198,623	103,306
Net Asset Value Per Share	$10.88	$10.01	$4.64

Investments, at cost	$897,997	$1,919,999	$950,135	$-	$-	$-
Investments in affiliates, at cost	-	-	-	862,851	284,413	805,993
Repurchase agreements, at cost	637,765	321,700	40,309	-	-	-
Foreign currency held, at cost	4	8,976	666	-	-	-
Proceeds from securities sold short	-	215,863	-	-	-	-
Premiums received from outstanding options written	-	2,289	-	-	-	-

(1)	The Currency Strategies and Global Absolute Return Portfolios received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the portfolios and the counterparties. The portfolios invest such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).
(2)	The accrued service fees for the Currency Strategies, Global Absolute Return and Precious Metals Portfolios were $94, $321 and $214, respectively, and are not shown on the above Statements of Assets and Liabilities due to rounding.
(3)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).
(4)	Applicable to portfolios electing to be treated as a regulated investment company for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

(In thousands, except per share amounts)

	Pacific Dynamix- Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio
ASSETS
Investments in affiliates, at value	$318,630	$3,368,960	$4,555,421	$15,203,133	$12,593,809	$2,667,312
Receivables:
Fund shares sold	227	-	-	187	-	15
Securities sold	-	1,552	528	4,158	5,369	916
Due from adviser	16	-	-	-	-	-
Prepaid expenses and other assets	1	10	13	43	37	8
Total Assets	318,874	3,370,522	4,555,962	15,207,521	12,599,215	2,668,251
LIABILITIES
Payables:
Fund shares redeemed	189	1,552	528	4,345	5,369	931
Securities purchased	38	-	-	-	-	-
Accrued advisory fees	52	280	381	1,265	1,047	222
Accrued service fees	15	166	224	745	616	130
Accrued support service expenses	2	32	41	140	118	25
Accrued custodian, and portfolio accounting and tax fees	4	5	6	6	6	5
Accrued shareholder report expenses	5	63	82	268	225	47
Accrued trustees’ fees and expenses and deferred compensation	1	11	14	47	40	8
Accrued other	4	42	55	184	154	33
Total Liabilities	310	2,151	1,331	7,000	7,575	1,401
NET ASSETS	$318,564	$3,368,371	$4,554,631	$15,200,521	$12,591,640	$2,666,850
NET ASSETS CONSIST OF:
Paid-in capital (1)	$282,119	$3,128,023	$4,166,759	$13,557,376	$10,986,521	$2,312,852
Undistributed earnings (1)	36,445	240,348	387,872	1,643,145	1,605,119	353,998
NET ASSETS	$318,564	$3,368,371	$4,554,631	$15,200,521	$12,591,640	$2,666,850
Class I Shares:
Net Assets	$318,564	$3,368,371	$4,554,631	$15,200,521	$12,591,640	$2,666,850
Shares outstanding, $.001 par value (unlimited shares authorized)	21,963	318,782	427,227	1,417,373	1,170,062	248,838
Net Asset Value Per Share	$14.50	$10.57	$10.66	$10.72	$10.76	$10.72

Investments in affiliates, at cost	$286,184	$3,284,458	$4,383,612	$14,434,302	$11,869,953	$2,488,767

(1)	Applicable to portfolios electing to be treated as a partnership for Federal income tax purposes (see Note 12 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

(In thousands)

	Cash Management Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio (1)	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio
INVESTMENT INCOME
Dividends	$-	$293	$82	$-	$-	$-
Interest	295	54,077	1,318	25,803	42,402	13,680
Other	-	-	197	128	23	-
Total Investment Income	295	54,370	1,597	25,931	42,425	13,680

EXPENSES
Advisory fees	488	6,418	295	3,365	2,590	3,104
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	604	115	1	92	400	678
Support services expenses	11	62	3	18	25	30
Custodian fees and expenses	7	54	3	1	15	41
Portfolio accounting and tax fees	39	191	37	209	96	84
Shareholder report expenses	9	46	2	13	18	22
Legal and audit fees	10	52	2	15	21	24
Trustees’ fees and expenses	4	22	1	6	9	10
Interest expense	-	34	-	-	-	638
Offering expenses	-	-	7	-	-	-
Other	3	22	-	11	10	15
Total Expenses	1,175	7,016	351	3,730	3,184	4,646
Advisory Fee Waiver (2)	-	-	-	(449)	-	-
Adviser Reimbursement (3)	(880)	-	(11)	-	-	-
Net Expenses	295	7,016	340	3,281	3,184	4,646
NET INVESTMENT INCOME (LOSS)	-	47,354	1,257	22,650	39,241	9,034

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	-	(3,974)	(335)	6,941	22,321	(24,654)
Futures contracts and swap transactions	-	13,631	-	-	1,067	1,997
Written option transactions	-	418	-	-	-	680
Foreign currency transactions	-	4,695	-	-	15	31,343
Net Realized Gain (Loss)	-	14,770	(335)	6,941	23,403	9,366

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	-	(135,406)	(4,025)	(7,461)	(51,912)	(128,498)
Unfunded loan commitments	-	-	(4)	(9)	-	-
Futures contracts and swaps	-	6,098	-	-	(20)	(3,250)
Written options	-	-	-	-	-	(1,938)
Foreign currencies	-	1,456	-	-	1	(6,528)
Change in Net Unrealized Appreciation (Depreciation)	-	(127,852)	(4,029)	(7,470)	(51,931)	(140,214)
NET GAIN (LOSS)	-	(113,082)	(4,364)	(529)	(28,528)	(130,848)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$-	($65,728)	($3,107)	$22,121	$10,713	($121,814)

(1)	Operations commenced on April 30, 2013.
(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Loan Portfolio (see Note 6 in Notes to Financial Statements).
(3)	Pacific Life Fund Advisors LLC reimbursed expenses for the Cash Management and Floating Rate Income Portfolios (see Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

(In thousands)

	Inflation Protected Portfolio	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	American Funds Growth Portfolio	American Funds Growth-Income Portfolio
INVESTMENT INCOME
Dividends	$-	$1,376	$-	$-	$1,252	$2,521
Interest, net of foreign taxes withheld	3,218	84,753	19,474	29,138	-	-
Total Investment Income	3,218	86,129	19,474	29,138	1,252	2,521

EXPENSES
Advisory fees	1,954	9,974	4,884	3,870	1,050	2,610
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	24	1,484	304	13	220	217
Support services expenses	21	97	47	19	5	13
Custodian fees and expenses	20	202	32	112	-	-
Portfolio accounting and tax fees	56	264	123	63	8	8
Shareholder report expenses	16	72	35	14	4	10
Legal and audit fees	17	81	40	16	4	10
Trustees’ fees and expenses	7	34	17	7	1	4
Interest expense	1	171	-	-	-	-
Offering expenses	-	-	-	18	-	-
Other	11	35	16	8	4	5
Total Expenses	2,127	12,414	5,498	4,140	1,296	2,877
Advisory Fee Waiver (1)	-	-	-	-	(476)	(1,183)
Net Expenses	2,127	12,414	5,498	4,140	820	1,694
NET INVESTMENT INCOME	1,091	73,715	13,976	24,998	432	827

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (2)	(3,012)	30,118	3,140	1,585	6,104	5,337
Futures contracts and swap transactions	(26,010)	24,906	130	-	-	-
Written option transactions	100	3,720	-	-	-	-
Foreign currency transactions	839	3,805	(165)	3,015	-	-
Net Realized Gain (Loss)	(28,083)	62,549	3,105	4,600	6,104	5,337

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(59,266)	(306,908)	(24,630)	(109,887)	19,804	68,767
Short positions	-	43	-	-	-	-
Futures contracts and swaps	(6,514)	(12,852)	(155)	-	-	-
Written options	8	(11,877)	-	-	-	-
Foreign currencies	8,469	40,598	(14)	4,087	-	-
Change in Net Unrealized Appreciation (Depreciation)	(57,303)	(290,996)	(24,799)	(105,800)	19,804	68,767
NET GAIN (LOSS)	(85,386)	(228,447)	(21,694)	(101,200)	25,908	74,104
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($84,295)	($154,732)	($7,718)	($76,202)	$26,340	$74,931

Foreign taxes withheld on interest	$-	$-	$-	$5	$-	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the American Funds Growth and American Funds Growth-Income Portfolios (see Note 6 in Notes to Financial Statements).
(2)	Net realized gain (loss) on investment securities for the Managed Bond and Emerging Markets Debt Portfolios are net of foreign capital gains tax withheld of $77 and $2,594, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

(In thousands)

	Comstock Portfolio	Dividend Growth Portfolio	Equity Index Portfolio	Focused 30 Portfolio	Growth Portfolio	Large-Cap Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$23,457	$9,027	$21,177	$477	$3,514	$8,152
Interest, net of foreign taxes withheld	3	2	1	1	9	1
Total Investment Income	23,460	9,029	21,178	478	3,523	8,153

EXPENSES
Advisory fees	7,139	2,895	502	419	1,791	4,584
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	163	203	928	112	429	149
Support services expenses	40	16	39	2	10	25
Custodian fees and expenses	23	10	23	5	14	16
Portfolio accounting and tax fees	91	34	81	6	22	58
Shareholder report expenses	30	12	29	2	8	18
Legal and audit fees	33	14	34	2	8	21
Trustees’ fees and expenses	14	6	14	1	3	9
Other	19	8	17	1	7	12
Total Expenses	7,552	3,198	1,667	550	2,292	4,892
Advisory Fee Waivers (1)	(154)	-	-	-	-	(1,278)
Net Expenses	7,398	3,198	1,667	550	2,292	3,614
NET INVESTMENT INCOME (LOSS)	16,062	5,831	19,511	(72)	1,231	4,539

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	139,708	19,075	190,125	14,043	75,731	256,440
Futures contracts transactions	3,024	-	3,662	-	132	2,056
Foreign currency transactions	(1,305)	(1)	-	(3)	1,739	-
Net Realized Gain	141,427	19,074	193,787	14,040	77,602	258,496

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	169,042	84,316	55,709	(5,186)	(34,598)	(121,874)
Futures contracts	-	-	369	-	-	-
Foreign currencies	7,539	(1)	-	-	(30)	-
Change in Net Unrealized Appreciation (Depreciation)	176,581	84,315	56,078	(5,186)	(34,628)	(121,874)
NET GAIN	318,008	103,389	249,865	8,854	42,974	136,622
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$334,070	$109,220	$269,376	$8,782	$44,205	$141,161

Foreign taxes withheld on dividends and interest	$684	$8	$7	$12	$44	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Comstock and Large-Cap Growth Portfolios (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

(In thousands)

	Large-Cap Value Portfolio	Long/Short Large-Cap Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$36,486	$18,809	$13,040	$10,605	$3,211	$10,673
Interest, net of foreign taxes withheld	13	2	1	1	2	1
Securities lending	-	110	-	-	-	-
Total Investment Income	36,499	18,921	13,041	10,606	3,213	10,674

EXPENSES
Advisory fees	8,513	7,581	3,361	3,600	2,653	4,761
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	333	35	557	306	201	70
Support services expenses	56	28	28	21	14	27
Custodian fees and expenses	31	28	17	15	13	17
Portfolio accounting and tax fees	112	68	57	43	37	55
Shareholder report expenses	42	21	21	16	11	20
Legal and audit fees	47	24	24	17	12	23
Trustees’ fees and expenses	20	10	10	7	5	10
Interest expense	-	1,511	-	-	-	-
Dividend expenses	-	5,186	-	-	-	-
Other	25	14	13	11	6	13
Total Expenses	9,179	14,506	4,088	4,036	2,952	4,996
Advisory Fee Waiver (1)	-	(379)	-	-	-	-
Net Expenses	9,179	14,127	4,088	4,036	2,952	4,996
NET INVESTMENT INCOME	27,320	4,794	8,953	6,570	261	5,678

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	207,104	114,627	80,486	97,903	17,669	106,986
Closed short positions	-	(6,243)	-	-	-	-
Futures contracts transactions	4,063	2,422	477	-	-	3,124
Foreign currency transactions	(34)	-	(17)	-	13	-
Net Realized Gain	211,133	110,806	80,946	97,903	17,682	110,110

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	186,167	124,446	71,800	42,676	86,861	101,762
Short positions	-	(30,299)	-	-	-	-
Futures contracts	-	33	-	-	-	-
Foreign currencies	(15)	-	-	-	(13)	-
Change in Net Unrealized Appreciation	186,152	94,180	71,800	42,676	86,848	101,762
NET GAIN	397,285	204,986	152,746	140,579	104,530	211,872
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$424,605	$209,780	$161,699	$147,149	$104,791	$217,550

Foreign taxes withheld on dividends and interest	$1,019	$14	$137	$12	$152	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Long/Short Large-Cap Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

(In thousands)

	Small-Cap Equity Portfolio	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Value Advantage Portfolio (1)	Health Sciences Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$9,145	$1,233	$5,719	$7,156	$2,904	$834
Interest, net of foreign taxes withheld	1	1	-	1	1	-
Total Investment Income	9,146	1,234	5,719	7,157	2,905	834

EXPENSES
Advisory fees	3,829	1,573	1,176	1,957	790	852
Service fees (Class I only, see Note 6 in Notes to Financial Statements) (2)	46	116	403	174	-	189
Support services expenses	19	10	15	10	8	3
Custodian fees and expenses	24	7	15	8	8	3
Portfolio accounting and tax fees	57	22	42	22	19	11
Shareholder report expenses	14	7	11	7	6	3
Legal and audit fees	16	8	13	8	7	3
Trustees’ fees and expenses	7	3	5	3	3	1
Offering expenses	-	-	-	-	7	-
Other	10	7	6	7	1	-
Total Expenses	4,022	1,753	1,686	2,196	849	1,065
Advisory Fee Waiver (3)	(511)	-	-	-	-	-
Net Expenses	3,511	1,753	1,686	2,196	849	1,065
NET INVESTMENT INCOME (LOSS)	5,635	(519)	4,033	4,961	2,056	(231)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	63,924	46,933	30,262	30,364	653	13,043
Futures contracts transactions	1,232	-	2,665	-	589	-
Foreign currency transactions	-	-	-	(6)	-	(2)
Net Realized Gain	65,156	46,933	32,927	30,358	1,242	13,041

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	60,061	23,421	77,541	26,906	6,598	31,102
Futures contracts	(87)	-	(352)	-	-	-
Foreign currencies	-	-	-	(1)	-	-
Change in Net Unrealized Appreciation	59,974	23,421	77,189	26,905	6,598	31,102
NET GAIN	125,130	70,354	110,116	57,263	7,840	44,143
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,765	$69,835	$114,149	$62,224	$9,896	$43,912

Foreign taxes withheld on dividends and interest	$8	$-	$5	$44	$6	$19

(1)	Operations commenced on April 30, 2013.
(2)	The service fees for the Value Advantage Portfolio in full dollars was $46 and is not shown on the above Statement of Operations due to rounding.
(3)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Small-Cap Equity Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

(In thousands)

	Real Estate Portfolio	Technology Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio	International Small-Cap Portfolio	International Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$14,448	$265	$16,183	$32,529	$20,858	$33,236
Interest, net of foreign taxes withheld	1	-	4	3	3	1
Total Investment Income	14,449	265	16,187	32,532	20,861	33,237

EXPENSES
Advisory fees	4,799	327	6,246	7,594	5,238	5,015
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	303	73	432	428	48	323
Support services expenses	22	1	29	38	23	29
Custodian fees and expenses	13	4	195	77	45	53
Portfolio accounting and tax fees	44	5	174	129	83	70
Shareholder report expenses	16	1	22	28	17	22
Legal and audit fees	19	1	25	31	20	24
Trustees’ fees and expenses	8	-	10	13	8	10
Interest expense	-	-	2	-	-	-
Other	8	1	13	26	14	17
Total Expenses	5,232	413	7,148	8,364	5,496	5,563
Advisory Fee Waiver (1)	-	-	-	-	(124)	-
Net Expenses	5,232	413	7,148	8,364	5,372	5,563
NET INVESTMENT INCOME (LOSS)	9,217	(148)	9,039	24,168	15,489	27,674

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (2)	27,298	1,881	71,855	28,873	32,239	38,466
Futures contracts transactions	-	-	643	-	-	-
Foreign currency transactions	-	-	(557)	(247)	(339)	6,086
Net Realized Gain	27,298	1,881	71,941	28,626	31,900	44,552

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (3)	16,722	3,059	(145,093)	(20,458)	27,560	(20,629)
Foreign currencies	-	(23)	(92)	(82)	(1,300)	(12,130)
Change in Net Unrealized Appreciation (Depreciation)	16,722	3,036	(145,185)	(20,540)	26,260	(32,759)
NET GAIN (LOSS)	44,020	4,917	(73,244)	8,086	58,160	11,793
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,237	$4,769	($64,205)	$32,254	$73,649	$39,467

Foreign taxes withheld on dividends and interest	$18	$-	$1,125	$3,077	$2,142	$3,489

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the International Small-Cap Portfolio (see Note 6 in Notes to Financial Statements).
(2)	Net realized gain (loss) on investment securities for the Emerging Markets Portfolio is net of foreign capital gains tax withheld of $181.
(3)	Change in the net unrealized appreciation (depreciation) on investment securities for the Emerging Markets Portfolio is net of decrease in deferred foreign capital gains tax of $619.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

(In thousands)

	Currency Strategies Portfolio	Global Absolute Return Portfolio	Precious Metals Portfolio	American Funds Asset Allocation Portfolio	Pacific Dynamix - Conservative Growth Portfolio	Pacific Dynamix - Moderate Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$860	$4,415	$-	$-	$-
Dividends from affiliated mutual fund investment (1)	-	-	-	3,517	-	-
Interest, net of foreign taxes withheld	1,300	42,142	2	-	-	-
Total Investment Income	1,300	43,002	4,417	3,517	-	-

EXPENSES
Advisory fees	4,764	8,108	2,288	2,902	277	772
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	1	3	3	774	277	772
Support services expenses	28	38	14	13	5	14
Custodian fees and expenses	53	234	24	-	-	-
Portfolio accounting and tax fees	67	99	36	8	14	14
Shareholder report expenses	21	29	10	10	4	10
Legal and audit fees	24	33	11	11	4	12
Trustees’ fees and expenses	10	14	5	5	2	5
Interest expense	3	210	-	-	-	-
Offering expenses	42	42	42	-	-	-
Other	10	13	7	2	1	2
Total Expenses	5,023	8,823	2,440	3,725	584	1,601
Advisory Fee Waiver (2)	-	-	-	(1,316)	-	-
Adviser Reimbursement (3)	-	-	-	-	(50)	(171)
Net Expenses	5,023	8,823	2,440	2,409	534	1,430
NET INVESTMENT INCOME (LOSS)	(3,723)	34,179	1,977	1,108	(534)	(1,430)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	(16,127)	(7,273)	(18,451)	-	-	-
Investment securities from affiliated mutual fund investments	-	-	-	319	559	3,453
Closed short positions	-	2,035	-	-	-	-
Futures contracts and swap transactions	-	(14,708)	-	-	-	-
Written option transactions	-	1,183	-	-	-	-
Foreign currency transactions	129,140	52,058	(14)	-	-	-
Net Realized Gain (Loss)	113,013	33,295	(18,465)	319	559	3,453

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(8,544)	(76,258)	(379,795)	-	-	-
Investment securities from affiliated mutual fund investments	-	-	-	64,649	5,890	28,431
Short positions	-	9,416	-	-	-	-
Futures contracts and swaps	-	30,569	-	-	-	-
Written options	-	(1,581)	-	-	-	-
Foreign currencies	41,069	(23,681)	(21)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	32,525	(61,535)	(379,816)	64,649	5,890	28,431
NET GAIN (LOSS)	145,538	(28,240)	(398,281)	64,968	6,449	31,884
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$141,815	$5,939	($396,304)	$66,076	$5,915	$30,454

Foreign taxes withheld on dividends and interest	$-	$418	$860	$-	$-	$-

(1)	No dividends and capital gains distributions were received by the Pacific Dynamix – Conservative Growth and Pacific Dynamix – Moderate Growth Portfolios from their underlying portfolios for the period ended June 30, 2013 as a result of the new dividend and distributions policy effective January 1, 2013 (see Note 2B in Notes to Financial Statements).
(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the American Funds Asset Allocation Portfolio (see Note 6 in Notes to Financial Statements)
(3)	Pacific Life Fund Advisors LLC reimbursed expenses for the Pacific Dynamix-Conservative Growth and Pacific Dynamix-Moderate Growth Portfolios (see Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

(In thousands)

	Pacific Dynamix- Growth Portfolio	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio
INVESTMENT INCOME
Total Investment Income (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Advisory fees	291	1,764	2,342	7,708	6,403	1,351
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	291	3,527	4,683	15,416	12,807	2,701
Support services expenses	5	68	89	291	242	51
Portfolio accounting and tax fees	14	16	18	20	20	17
Shareholder report expenses	4	51	67	218	181	38
Legal and audit fees	5	58	76	246	205	43
Trustees’ fees and expenses	2	25	32	104	86	18
Other	2	18	23	76	66	13
Total Expenses	614	5,527	7,330	24,079	20,010	4,232
Advisory Fee Waivers (2)	-	(1,184)	(1,555)	(5,098)	(4,240)	(892)
Adviser Reimbursement (3)	(85)	-	-	-	-	-
Net Expenses	529	4,343	5,775	18,981	15,770	3,340
NET INVESTMENT LOSS	(529)	(4,343)	(5,775)	(18,981)	(15,770)	(3,340)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment securities from affiliated mutual fund investments	1,912	39,311	62,089	115,126	172,457	33,642
Net Realized Gain	1,912	39,311	62,089	115,126	172,457	33,642

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments	16,789	(36,165)	26,481	478,185	548,600	152,827
Change in Net Unrealized Appreciation (Depreciation)	16,789	(36,165)	26,481	478,185	548,600	152,827
NET GAIN	18,701	3,146	88,570	593,311	721,057	186,469
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,172	($1,197)	$82,795	$574,330	$705,287	$183,129

(1)	No dividends and capital gains distributions were received by any of the portfolios above from their underlying portfolios for the period ended June 30, 2013 as a result of the new dividend and distributions policy effective January 1, 2013 (see Note 2B in Notes to Financial Statements).
(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios for the period January 1, 2013 through April 30, 2013 (see Note 6 in Notes to Financial Statements).
(3)	Pacific Life Fund Advisors LLC reimbursed expenses for the Pacific Dynamix—Growth Portfolio (see Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)
	Cash Management Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio (2)
OPERATIONS
Net investment income (loss)	$-	$-	$47,354	$100,945	$1,257
Net realized gain (loss)	-	-	14,770	67,452	(335)
Change in net unrealized appreciation (depreciation)	-	-	(127,852)	102,256	(4,029)
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(65,728)	270,653	(3,107)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (3)
Net investment income
Class I	-	(7)	-	(3,303)	-
Class P (4)	-	(-)	-	(98,551)	-
Net realized gains
Class I	-	-	-	(962)	-
Class P	-	-	-	(21,787)	-
Net Decrease from Dividends and Distributions to Shareholders	-	(7)	-	(124,603)	-
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	278,192	393,703	14,670	38,726	7,186
Class P	-	-	16,653	573,083	305,466
Dividends and distributions reinvestments (3)
Class I	-	7	-	4,265	-
Class P	-	-	-	120,338	-
Cost of shares repurchased
Class I	-	(586,156)	(15,649)	(40,333)	(760)
Class P	(249,755)	-	(151,569)	(643,959)	(26,538)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	28,437	(192,446)	(135,895)	52,120	285,354
NET INCREASE (DECREASE) IN NET ASSETS	28,437	(192,453)	(201,623)	198,170	282,247
NET ASSETS
Beginning of Year or Period	639,037	831,490	3,253,792	3,055,622	-
End of Year or Period	$667,474	$639,037	$3,052,169	$3,253,792	$282,247
Undistributed/Accumulated Net Investment Income (Loss)	($152)	($152)	$71,752	$24,398	$1,257

(1)	Unaudited.
(2)	Operations commenced on April 30, 2013.
(3)	See Note 2B in Notes to Financial Statements.
(4)	The net investment income distributed to shareholders for the Class P Shares of the Cash Management Portfolio for the year ended December 31, 2012 was $98, and is not shown on the above Statements of Changes in Net Assets due to rounding.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	Floating Rate Loan Portfolio		High Yield Bond Portfolio		Inflation Managed Portfolio
OPERATIONS
Net investment income	$22,650	$50,247	$39,241	$86,608	$9,034	$50,066
Net realized gain	6,941	5,152	23,403	25,776	9,366	74,826
Change in net unrealized appreciation (depreciation)	(7,470)	25,661	(51,931)	75,463	(140,214)	82,373
Net Increase (Decrease) in Net Assets Resulting from Operations	22,121	81,060	10,713	187,847	(121,814)	207,265
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income
Class I	-	(4,165)	-	(24,933)	-	(16,363)
Class P	-	(45,048)	-	(61,115)	-	(31,781)
Net realized gains
Class I	-	-	-	-	-	(113,636)
Class P	-	-	-	-	-	(167,504)
Net Decrease from Dividends and Distributions to Shareholders	-	(49,213)	-	(86,048)	-	(329,284)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	37,907	18,338	32,154	149,488	21,187	69,642
Class P	1,089	48,746	2,663	65,803	20,488	233,454
Dividends and distributions reinvestments (2)
Class I	-	4,165	-	24,933	-	129,999
Class P	-	45,048	-	61,115	-	199,285
Cost of shares repurchased
Class I	(9,521)	(18,872)	(92,739)	(141,532)	(86,763)	(106,249)
Class P	(274,090)	(212,438)	(43,831)	(326,057)	(13,147)	(1,571,091)
Net Decrease in Net Assets from Capital Share Transactions	(244,615)	(115,013)	(101,753)	(166,250)	(58,235)	(1,044,960)
NET DECREASE IN NET ASSETS	(222,494)	(83,166)	(91,040)	(64,451)	(180,049)	(1,166,979)
NET ASSETS
Beginning of Year or Period	969,190	1,052,356	1,299,121	1,363,572	1,605,428	2,772,407
End of Year or Period	$746,696	$969,190	$1,208,081	$1,299,121	$1,425,379	$1,605,428
Undistributed Net Investment Income	$33,842	$11,192	$57,218	$17,977	$26,545	$17,511

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	Inflation Protected Portfolio		Managed Bond Portfolio		Short Duration Bond Portfolio
OPERATIONS
Net investment income	$1,091	$9,463	$73,715	$180,773	$13,976	$30,994
Net realized gain (loss)	(28,083)	86,842	62,549	236,194	3,105	13,142
Change in net unrealized appreciation (depreciation)	(57,303)	(13,438)	(290,996)	176,484	(24,799)	31,125
Net Increase (Decrease) in Net Assets Resulting from Operations	(84,295)	82,867	(154,732)	593,451	(7,718)	75,261
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income
Class I	-	(122)	-	(75,142)	-	(2,111)
Class P	-	(7,655)	-	(205,470)	-	(22,951)
Net realized gains
Class I	-	(106)	-	(1,649)	-	-
Class P	-	(5,649)	-	(4,212)	-	-
Net Decrease from Dividends and Distributions to Shareholders	-	(13,532)	-	(286,473)	-	(25,062)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	7,551	20,486	46,715	112,052	75,425	84,484
Class P	11,670	269,125	13,842	386,259	10,862	1,075,692
Dividends and distributions reinvestments (2)
Class I	-	228	-	76,791	-	2,111
Class P	-	13,304	-	209,682	-	22,951
Cost of shares repurchased
Class I	(8,028)	(16,531)	(99,373)	(167,846)	(21,262)	(55,017)
Class P	(32,800)	(683,546)	(172,495)	(1,868,953)	(113,189)	(498,740)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,607)	(396,934)	(211,311)	(1,252,015)	(48,164)	631,481
NET INCREASE (DECREASE) IN NET ASSETS	(105,902)	(327,599)	(366,043)	(945,037)	(55,882)	681,680
NET ASSETS
Beginning of Year or Period	1,119,113	1,446,712	5,142,698	6,087,735	2,455,406	1,773,726
End of Year or Period	$1,013,211	$1,119,113	$4,776,655	$5,142,698	$2,399,524	$2,455,406
Undistributed Net Investment Income	$29,664	$28,573	$123,034	$49,319	$20,911	$6,935

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	Emerging Markets Debt Portfolio (2)		American Funds Growth Portfolio		American Funds Growth-Income Portfolio
OPERATIONS
Net investment income	$24,998	$31,353	$432	$519	$827	$8,204
Net realized gain	4,600	6,128	6,104	40,190	5,337	50,897
Change in net unrealized appreciation (depreciation)	(105,800)	61,179	19,804	52,155	68,767	100,004
Net Increase (Decrease) in Net Assets Resulting from Operations	(76,202)	98,660	26,340	92,864	74,931	159,105
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (3)
Net investment income
Class I	-	(156)	-	(352)	-	(2,221)
Class P	-	(21,844)	-	(572)	-	(8,630)
Net realized gains
Class I	-	-	-	-	-	-
Class P	-	-	-	-	-	-
Net Decrease from Dividends and Distributions to Shareholders	-	(22,000)	-	(924)	-	(10,851)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	10,733	7,934	9,934	19,002	9,344	12,828
Class P	67,282	969,780	-	39,523	-	45,006
Dividends and distributions reinvestments (3)
Class I	-	156	-	352	-	2,221
Class P	-	21,844	-	572	-	8,630
Cost of shares repurchased
Class I	(3,443)	(409)	(14,517)	(45,712)	(13,045)	(30,363)
Class P	(22,514)	(85,566)	-	(550,712)	-	(686,834)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	52,058	913,739	(4,583)	(536,975)	(3,701)	(648,512)
NET INCREASE (DECREASE) IN NET ASSETS	(24,144)	990,399	21,757	(445,035)	71,230	(500,258)
NET ASSETS
Beginning of Year or Period	990,399	-	266,382	711,417	646,898	1,147,156
End of Year or Period	$966,255	$990,399	$288,139	$266,382	$718,128	$646,898
Undistributed Net Investment Income	$33,438	$8,440	N/A	N/A	N/A	N/A

(1)	Unaudited.
(2)	Operations commenced on April 30, 2012.
(3)	See Note 2B in Notes to Financial Statements.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	Comstock Portfolio		Dividend Growth Portfolio		Equity Index Portfolio
OPERATIONS
Net investment income	$16,062	$38,680	$5,831	$15,001	$19,511	$46,726
Net realized gain	141,427	213,862	19,074	65,107	193,787	196,576
Change in net unrealized appreciation	176,581	142,715	84,315	48,062	56,078	95,828
Net Increase in Net Assets Resulting from Operations	334,070	395,257	109,220	128,170	269,376	339,130
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income
Class I	-	(2,531)	-	(2,932)	-	(19,937)
Class P	-	(41,100)	-	(13,624)	-	(32,905)
Net realized gains
Class I	-	(6,235)	-	(3,731)	-	-
Class P	-	(106,104)	-	(13,498)	-	-
Net Decrease from Dividends and Distributions to Shareholders	-	(155,970)	-	(33,785)	-	(52,842)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	28,156	20,738	20,195	30,992	56,926	110,885
Class P	374	396,825	7,135	29,250	4,459	101,955
Dividends and distributions reinvestments (2)
Class I	-	8,766	-	6,663	-	19,937
Class P	-	147,204	-	27,122	-	32,905
Cost of shares repurchased
Class I	(9,406)	(18,989)	(13,277)	(28,419)	(56,971)	(142,381)
Class P	(447,459)	(848,699)	(47,681)	(347,194)	(441,152)	(779,703)
Net Decrease in Net Assets from Capital Share Transactions	(428,335)	(294,155)	(33,628)	(281,586)	(436,738)	(656,402)
NET INCREASE (DECREASE) IN NET ASSETS	(94,265)	(54,868)	75,592	(187,201)	(167,362)	(370,114)
NET ASSETS
Beginning of Year or Period	2,018,295	2,073,163	816,862	1,004,063	1,988,005	2,358,119
End of Year or Period	$1,924,030	$2,018,295	$892,454	$816,862	$1,820,643	$1,988,005
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	Focused 30 Portfolio		Growth Portfolio		Large-Cap Growth Portfolio
OPERATIONS
Net investment income (loss)	($72)	($62)	$1,231	$5,060	$4,539	$1,311
Net realized gain	14,040	169	77,602	142,610	258,496	187,962
Change in net unrealized appreciation (depreciation)	(5,186)	22,731	(34,628)	6,214	(121,874)	26,545
Net Increase in Net Assets Resulting from Operations	8,782	22,838	44,205	153,884	141,161	215,818
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income
Class I	-	-	-	(3,757)	-	-
Class P	-	-	-	(1,587)	-	(1,150)
Net realized gains
Class I	-	(11,617)	-	(146,739)	-	(23,548)
Class P	-	(1)	-	(44,708)	-	(157,310)
Net Decrease from Dividends and Distributions to Shareholders	-	(11,618)	-	(196,791)	-	(182,008)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	7,513	30,127	1,101	13,249	9,361	40,036
Class P	-	-	407,559	3,802	31,097	125,414
Dividends and distributions reinvestments (2)
Class I	-	11,617	-	150,496	-	23,548
Class P	-	1	-	46,295	-	158,460
Cost of shares repurchased
Class I	(23,546)	(40,160)	(35,476)	(66,450)	(21,082)	(44,403)
Class P	-	-	(1,893)	(625,103)	(158,497)	(231,546)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,033)	1,585	371,291	(477,711)	(139,121)	71,509
NET INCREASE (DECREASE) IN NET ASSETS	(7,251)	12,805	415,496	(520,618)	2,040	105,319
NET ASSETS
Beginning of Year or Period	113,924	101,119	512,848	1,033,466	1,282,717	1,177,398
End of Year or Period	$106,673	$113,924	$928,344	$512,848	$1,284,757	$1,282,717
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	Large-Cap Value Portfolio		Long/Short Large-Cap Portfolio		Main Street Core Portfolio
OPERATIONS
Net investment income	$27,320	$62,418	$4,794	$12,082	$8,953	$19,294
Net realized gain	211,133	237,914	110,806	109,693	80,946	181,913
Change in net unrealized appreciation	186,152	176,298	94,180	138,972	71,800	35,166
Net Increase in Net Assets Resulting from Operations	424,605	476,630	209,780	260,747	161,699	236,373
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income
Class I	-	(5,962)	-	(261)	-	(5,463)
Class P	-	(63,013)	-	(12,755)	-	(12,408)
Net realized gains
Class I	-	(7,725)	-	(3,946)	-	(23,509)
Class P	-	(70,630)	-	(164,610)	-	(38,304)
Net Decrease from Dividends and Distributions to Shareholders	-	(147,330)	-	(181,572)	-	(79,684)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	14,584	22,761	8,432	8,562	2,188	19,829
Class P	222	503,980	6,491	295,495	11,394	131,899
Dividends and distributions reinvestments (2)
Class I	-	13,687	-	4,207	-	28,972
Class P	-	133,643	-	177,365	-	50,712
Cost of shares repurchased
Class I	(28,139)	(56,740)	(5,749)	(8,042)	(40,924)	(97,566)
Class P	(595,054)	(940,878)	(96,073)	(571,728)	(97,485)	(228,860)
Net Decrease in Net Assets from Capital Share Transactions	(608,387)	(323,547)	(86,899)	(94,141)	(124,827)	(95,014)
NET INCREASE (DECREASE) IN NET ASSETS	(183,782)	5,753	122,881	(14,966)	36,872	61,675
NET ASSETS
Beginning of Year or Period	2,838,071	2,832,318	1,413,779	1,428,745	1,442,926	1,381,251
End of Year or Period	$2,654,289	$2,838,071	$1,536,660	$1,413,779	$1,479,798	$1,442,926
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	Mid-Cap Equity Portfolio		Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio
OPERATIONS
Net investment income	$6,570	$8,979	$261	$4,909	$5,678	$14,624
Net realized gain	97,903	149,906	17,682	58,882	110,110	73,732
Change in net unrealized appreciation (depreciation)	42,676	(35,474)	86,848	12,938	101,762	80,984
Net Increase in Net Assets Resulting from Operations	147,149	123,411	104,791	76,729	217,550	169,340
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income
Class I	-	(2,068)	-	(823)	-	(504)
Class P	-	(7,681)	-	(3,087)	-	(14,454)
Net realized gains
Class I	-	(66,096)	-	(47,680)	-	(3,727)
Class P	-	(152,476)	-	(151,224)	-	(97,101)
Net Decrease from Dividends and Distributions to Shareholders	-	(228,321)	-	(202,814)	-	(115,786)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	10,890	13,187	13,853	31,966	37,817	25,117
Class P	11,496	32,778	2,574	37,054	7,658	561,776
Dividends and distributions reinvestments (2)
Class I	-	68,164	-	48,503	-	4,231
Class P	-	160,157	-	154,311	-	111,555
Cost of shares repurchased
Class I	(40,137)	(62,365)	(23,031)	(61,348)	(14,785)	(22,468)
Class P	(86,465)	(752,616)	(36,302)	(360,896)	(339,744)	(372,801)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(104,216)	(540,695)	(42,906)	(150,410)	(309,054)	307,410
NET INCREASE (DECREASE) IN NET ASSETS	42,933	(645,605)	61,885	(276,495)	(91,504)	360,964
NET ASSETS
Beginning of Year or Period	1,071,183	1,716,788	715,741	992,236	1,371,653	1,010,689
End of Year or Period	$1,114,116	$1,071,183	$777,626	$715,741	$1,280,149	$1,371,653
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	Small-Cap Equity Portfolio		Small-Cap Growth Portfolio		Small-Cap Index Portfolio
OPERATIONS
Net investment income (loss)	$5,635	$18,744	($519)	$1,357	$4,033	$10,404
Net realized gain	65,156	28,717	46,933	75,252	32,927	12,046
Change in net unrealized appreciation (depreciation)	59,974	108,991	23,421	(9,504)	77,189	60,216
Net Increase in Net Assets Resulting from Operations	130,765	156,452	69,835	67,105	114,149	82,666
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income
Class I	-	(681)	-	(87)	-	(3,903)
Class P	-	(16,911)	-	(923)	-	(5,065)
Net realized gains
Class I	-	(2,166)	-	(15,481)	-	(5,974)
Class P	-	(41,662)	-	(47,983)	-	(4,152)
Net Decrease from Dividends and Distributions to Shareholders	-	(61,420)	-	(64,474)	-	(19,094)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	10,455	16,294	9,641	16,139	20,348	29,942
Class P	2,415	89,135	914	11,714	218	305,336
Dividends and distributions reinvestments (2)
Class I	-	2,847	-	15,568	-	9,877
Class P	-	58,573	-	48,906	-	9,217
Cost of shares repurchased
Class I	(9,918)	(18,343)	(8,345)	(30,150)	(40,231)	(64,499)
Class P	(137,403)	(242,567)	(36,925)	(118,448)	(69,520)	(18,888)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(134,451)	(94,061)	(34,715)	(56,271)	(89,185)	270,985
NET INCREASE (DECREASE) IN NET ASSETS	(3,686)	971	35,120	(53,640)	24,964	334,557
NET ASSETS
Beginning of Year or Period	1,002,095	1,001,124	497,482	551,122	746,085	411,528
End of Year or Period	$998,409	$1,002,095	$532,602	$497,482	$771,049	$746,085
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	Small-Cap Value Portfolio		Value Advantage Portfolio (2)	Health Sciences Portfolio
OPERATIONS
Net investment income (loss)	$4,961	$10,352	$2,056	($231)	($684)
Net realized gain	30,358	35,325	1,242	13,041	31,557
Change in net unrealized appreciation	26,905	7,199	6,598	31,102	1,515
Net Increase in Net Assets Resulting from Operations	62,224	52,876	9,896	43,912	32,388
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (3)
Net investment income
Class I	-	(3,177)	-	-	-
Class P	-	(7,421)	-	-	-
Net realized gains
Class I	-	(17,922)	-	-	(7,832)
Class P	-	(31,093)	-	-	(1)
Net Decrease from Dividends and Distributions to Shareholders	-	(59,613)	-	-	(7,833)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	20,027	15,328	407	27,373	30,673
Class P	595	237	746,740	-	-
Dividends and distributions reinvestments (3)
Class I	-	21,099	-	-	7,832
Class P	-	38,514	-	-	1
Cost of shares repurchased
Class I	(20,784)	(38,768)	(60)	(17,248)	(29,881)
Class P	(39,805)	(32,632)	(6,642)	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(39,967)	3,778	740,445	10,125	8,625
NET INCREASE (DECREASE) IN NET ASSETS	22,257	(2,959)	750,341	54,037	33,180
NET ASSETS
Beginning of Year or Period	491,655	494,614	-	156,866	123,686
End of Year or Period	$513,912	$491,655	$750,341	$210,903	$156,866
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
(2)	Operations commenced on April 30, 2013.
(3)	See Note 2B in Notes to Financial Statements.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	Real Estate Portfolio		Technology Portfolio		Emerging Markets Portfolio
OPERATIONS
Net investment income (loss)	$9,217	$15,970	($148)	($386)	$9,039	$13,489
Net realized gain	27,298	30,235	1,881	2,308	71,941	134,290
Change in net unrealized appreciation (depreciation)	16,722	54,814	3,036	2,813	(145,185)	148,089
Net Increase (Decrease) in Net Assets Resulting from Operations	53,237	101,019	4,769	4,735	(64,205)	295,868
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income
Class I	-	(3,261)	-	-	-	(3,215)
Class P	-	(10,789)	-	-	-	(9,785)
Net realized gains
Class I	-	(12,705)	-	(6,978)	-	(45,694)
Class P	-	(37,288)	-	(1)	-	(111,032)
Net Decrease from Dividends and Distributions to Shareholders	-	(64,043)	-	(6,979)	-	(169,726)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	25,129	43,661	8,735	17,758	31,314	54,314
Class P	1,451	527,815	-	-	149,186	46,264
Dividends and distributions reinvestments (2)
Class I	-	15,966	-	6,978	-	48,909
Class P	-	48,077	-	1	-	120,817
Cost of shares repurchased
Class I	(21,588)	(55,399)	(7,907)	(26,742)	(58,606)	(71,970)
Class P	(43,676)	(95,347)	-	-	(36,351)	(166,286)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(38,684)	484,773	828	(2,005)	85,543	32,048
NET INCREASE (DECREASE) IN NET ASSETS	14,553	521,749	5,597	(4,249)	21,338	158,190
NET ASSETS
Beginning of Year or Period	1,115,463	593,714	68,158	72,407	1,555,884	1,397,694
End of Year or Period	$1,130,016	$1,115,463	$73,755	$68,158	$1,577,222	$1,555,884
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	$2,878	($6,161)

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	International Large-Cap Portfolio		International Small-Cap Portfolio		International Value Portfolio
OPERATIONS
Net investment income	$24,168	$41,743	$15,489	$28,024	$27,674	$49,776
Net realized gain (loss)	28,626	80,545	31,900	10,409	44,552	(108,100)
Change in net unrealized appreciation (depreciation)	(20,540)	318,626	26,260	170,411	(32,759)	313,584
Net Increase in Net Assets Resulting from Operations	32,254	440,914	73,649	208,844	39,467	255,260
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income
Class I	-	(6,114)	-	(1,109)	-	(10,295)
Class P	-	(33,919)	-	(25,922)	-	(48,122)
Net realized gains
Class I	-	-	-	-	-	-
Class P	-	-	-	-	-	-
Net Decrease from Dividends and Distributions to Shareholders	-	(40,033)	-	(27,031)	-	(58,417)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	27,946	43,774	8,407	12,731	9,279	34,202
Class P	11,175	94,348	4,393	76,437	7,682	266,076
Dividends and distributions reinvestments (2)
Class I	-	6,114	-	1,109	-	10,295
Class P	-	33,919	-	25,922	-	48,122
Cost of shares repurchased
Class I	(48,422)	(54,938)	(9,355)	(11,838)	(20,883)	(49,728)
Class P	(81,909)	(716,481)	(80,477)	(158,209)	(80,504)	(377,455)
Net Decrease in Net Assets from Capital Share Transactions	(91,210)	(593,264)	(77,032)	(53,848)	(84,426)	(68,488)
NET INCREASE (DECREASE) IN NET ASSETS	(58,956)	(192,383)	(3,383)	127,965	(44,959)	128,355
NET ASSETS
Beginning of Year or Period	2,002,395	2,194,778	1,216,507	1,088,542	1,538,910	1,410,555
End of Year or Period	$1,943,439	$2,002,395	$1,213,124	$1,216,507	$1,493,951	$1,538,910
Undistributed Net Investment Income	$35,090	$10,922	$18,775	$3,286	$38,593	$10,919

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Period Ended December 31, 2012
	Currency Strategies Portfolio (2)		Global Absolute Return Portfolio (2)		Precious Metals Portfolio (2)
OPERATIONS
Net investment income (loss)	($3,723)	($1,873)	$34,179	$10,716	$1,977	($45)
Net realized gain (loss)	113,013	(24,041)	33,295	(24,199)	(18,465)	(4,032)
Change in net unrealized appreciation (depreciation)	32,525	9,699	(61,535)	10,319	(379,816)	(127,402)
Net Increase (Decrease) in Net Assets Resulting from Operations	141,815	(16,215)	5,939	(3,164)	(396,304)	(131,479)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (3)
Net investment income
Class I	-	-	-	-	-	-
Class P	-	-	-	-	-	-
Net realized gains
Class I	-	-	-	-	-	-
Class P	-	-	-	-	-	-
Net Decrease from Dividends and Distributions to Shareholders	-	-	-	-	-	-
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	2,335	374	6,345	1,156	5,337	2,650
Class P	12,433	1,521,796	940	2,083,670	87,166	964,577
Dividends and distributions reinvestments (3)
Class I	-	-	-	-	-	-
Class P	-	-	-	-	-	-
Cost of shares repurchased
Class I	(614)	(146)	(571)	(236)	(855)	(159)
Class P	(65,168)	(47,448)	(48,389)	(50,682)	(34,192)	(12,767)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(51,014)	1,474,576	(41,675)	2,033,908	57,456	954,301
NET INCREASE (DECREASE) IN NET ASSETS	90,801	1,458,361	(35,736)	2,030,744	(338,848)	822,822
NET ASSETS
Beginning of Period	1,458,361	-	2,030,744	-	822,822	-
End of Period	$1,549,162	$1,458,361	$1,995,008	$2,030,744	$483,974	$822,822
Undistributed/Accumulated Net Investment Income (Loss)	($13,764)	($10,041)	$19,471	($14,708)	N/A	N/A

(1)	Unaudited
(2)	Operations commenced on September 28, 2012.
(3)	See Note 2B in Notes to Financial Statements.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	American Funds Asset Allocation Portfolio		Pacific Dynamix- Conservative Growth Portfolio		Pacific Dynamix - Moderate Growth Portfolio
OPERATIONS
Net investment income (loss)	$1,108	$8,506	($534)	$3,610	($1,430)	$9,530
Net realized gain	319	5,993	559	2,555	3,453	7,110
Change in net unrealized appreciation	64,649	40,541	5,890	9,974	28,431	30,919
Net Increase in Net Assets Resulting from Operations	66,076	55,040	5,915	16,139	30,454	47,559
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income - Class I	-	(9,011)	-	(3,424)	-	(9,034)
Net realized gains - Class I	-	(5,406)	-	(7,187)	-	(7,475)
Net Decrease from Dividends and Distributions to Shareholders	-	(14,417)	-	(10,611)	-	(16,509)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	354,100	260,786	51,404	112,650	212,215	323,933
Dividends and distributions reinvestments - Class I (2)	-	14,417	-	10,611	-	16,509
Cost of shares repurchased - Class I	(2,226)	(22,893)	(7,741)	(14,364)	(23,430)	(16,271)
Net Increase in Net Assets from Capital Share Transactions	351,874	252,310	43,663	108,897	188,785	324,171
NET INCREASE IN NET ASSETS	417,950	292,933	49,578	114,425	219,239	355,221
NET ASSETS
Beginning of Year or Period	571,092	278,159	248,916	134,491	644,608	289,387
End of Year or Period	$989,042	$571,092	$298,494	$248,916	$863,847	$644,608
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

	Pacific Dynamix - Growth Portfolio		Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate-Conservative Portfolio
OPERATIONS
Net investment income (loss)	($529)	$3,603	($4,343)	$92,921	($5,775)	$110,211
Net realized gain	1,912	8,074	39,311	116,635	62,089	154,271
Change in net unrealized appreciation (depreciation)	16,789	17,283	(36,165)	127,051	26,481	211,855
Net Increase (Decrease) in Net Assets Resulting from Operations	18,172	28,960	(1,197)	336,607	82,795	476,337
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income - Class I	-	(3,594)	-	(88,317)	-	(104,748)
Net realized gains - Class I	-	(8,562)	-	(3,812)	-	(713)
Net Decrease from Dividends and Distributions to Shareholders	-	(12,156)	-	(92,129)	-	(105,461)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	47,617	71,416	115,201	498,987	106,956	538,387
Dividends and distributions reinvestments - Class I (2)	-	12,156	-	92,129	-	105,461
Cost of shares repurchased - Class I	(11,356)	(25,120)	(518,928)	(614,403)	(336,626)	(351,667)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	36,261	58,452	(403,727)	(23,287)	(229,670)	292,181
NET INCREASE (DECREASE) IN NET ASSETS	54,433	75,256	(404,924)	221,191	(146,875)	663,057
NET ASSETS
Beginning of Year or Period	264,131	188,875	3,773,295	3,552,104	4,701,506	4,038,449
End of Year or Period	$318,564	$264,131	$3,368,371	$3,773,295	$4,554,631	$4,701,506
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.
N/A	Not applicable (see Net Assets Consist of in Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	Portfolio Optimization Moderate Portfolio		Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive-Growth Portfolio
OPERATIONS
Net investment income (loss)	($18,981)	$316,315	($15,770)	$226,185	($3,340)	$38,672
Net realized gain	115,126	772,887	172,457	725,721	33,642	153,092
Change in net unrealized appreciation	478,185	738,475	548,600	731,988	152,827	191,119
Net Increase in Net Assets Resulting from Operations	574,330	1,827,677	705,287	1,683,894	183,129	382,883

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income - Class I	-	(300,650)	-	(214,990)	-	(36,761)
Net realized gains - Class I	-	-	-	-	-	-
Net Decrease from Dividends and Distributions to Shareholders	-	(300,650)	-	(214,990)	-	(36,761)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	144,605	266,050	20,807	35,963	18,261	17,103
Dividends and distributions reinvestments - Class I (2)	-	300,650	-	214,990	-	36,761
Cost of shares repurchased - Class I	(590,825)	(1,534,049)	(739,761)	(1,656,465)	(169,152)	(428,112)
Net Decrease in Net Assets from Capital Share Transactions	(446,220)	(967,349)	(718,954)	(1,405,512)	(150,891)	(374,248)
NET INCREASE (DECREASE) IN NET ASSETS	128,110	559,678	(13,667)	63,392	32,238	(28,126)

NET ASSETS
Beginning of Year or Period	15,072,411	14,512,733	12,605,307	12,541,915	2,634,612	2,662,738
End of Year or Period	$15,200,521	$15,072,411	$12,591,640	$12,605,307	$2,666,850	$2,634,612
Undistributed/Accumulated Net Investment Income (Loss)	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.
N/A	Not applicable (see Net Assets Consist of Statements of Assets and Liabilities).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CASH FLOWS (1)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

(In thousands)

	Inflation Managed Portfolio	Long/Short Large-Cap Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets from operations	($121,814)	$209,780
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term securities	(316,337)	(852,398)
Proceeds from disposition of long-term securities	404,840	899,208
Purchases to cover securities sold short	-	(219,745)
Proceeds from securities sold short	-	245,475
Proceeds (purchases) of short-term securities, net	(172,350)	11,635
Proceeds (purchases) of foreign currency transactions	31,307	-
(Increase) decrease in cash collateral received for securities on loan (2)	-	(84,343)
(Increase) decrease in dividends and interest receivable	517	(153)
Increase in receivable for securities sold	(23,245)	(29,817)
(Increase) decrease in receivable for swap agreements	1,334	-
(Increase) decrease in swap premiums	(117)	-
(Increase) decrease in prepaid expenses and other assets	3	(1)
Increase (decrease) in payable upon return of securities loaned	-	84,343
Increase in payable for securities purchased	40,131	22,158
Increase (decrease) in payable due to custodian	-	762
Increase (decrease) in payable due to brokers	(6,890)	-
(Increase) decrease in variation margin	(15)	876
Increase (decrease) in accrued advisory fees	(70)	85
Increase (decrease) in accrued service fees	(10)	-
Decrease in accrued custodian, and portfolio accounting and tax fees	(26)	(21)
Increase (decrease) in accrued shareholder report expenses	-	5
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	(1)	-
Increase (decrease) in accrued dividends and interest payable (3)	(1)	163
Increase (decrease) in accrued other payables	(5)	-
Change in net unrealized (appreciation) depreciation on investments securities	128,498	(94,147)
Change in net unrealized (appreciation) depreciation on written options	1,938	-
Change in net unrealized (appreciation) depreciation on foreign currencies	6,528	-
Change in net unrealized (appreciation) depreciation on swaps (4)	2,141	-
Net realized (gain) loss on investment securities	24,654	(108,384)
Net realized (gain) loss on written options	(680)	-
Net realized (gain) loss on foreign currency	(31,343)
Net amortization on investments	8,318	-
Net cash provided by (used in) operating activities	(22,695)	85,481

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	42,235	14,992
Payments on shares redeemed	(100,763)	(100,938)
Increase (decrease) in payable for sale-buyback financing transactions	81,615	-
Net cash provided by (used in) financing activities	23,087	(85,946)

NET (INCREASE) DECREASE IN CASH AND FOREIGN CURRENCY	392	(465)

CASH AND FOREIGN CURRENCY:
Beginning of Period	674	1,045
End of Period	$1,066	$580

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The Long/Short Large-Cap Portfolio has not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.
(2)	Cash collateral is received by the Long/Short Large-Cap Portfolio for securities on loan which is used as collateral to cover securities sold short and is therefore uninvested (see Note 8 in Notes to Financial Statements).
(3)	Interest paid by the Inflation Managed Portfolio and Long/Short Large-Cap Portfolios were $638 and $1,511, respectively.
(4)	Excludes centrally cleared swaps included in variation margin.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Total from Investment Operations		Distributions from Net Investment Income (2)		Distributions from Capital Gains (2)	Total Distributions (2)		Net Asset Value, End of Year or Period	Total Returns (3)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (4)	Portfolio Turnover Rates
Cash Management
Class I
2013 (6)	$10.09	$-	$-		$-		$-		$-	$-		$10.09	0.00%		$667,435	0.39%	0.10%	0.00%	N/A
2012	10.09	-	-		-		(-	) (7)	-	(-	) (7)	10.09	0.00%		638,998	0.38%	0.11%	0.00%	N/A
2011	10.09	-	(-	) (7)	(-	) (7)	-		-	-		10.09	0.00%		831,451	0.37%	0.14%	0.00%	N/A
2010	10.09	(0.01)	0.01		(-	) (7)	(-	) (7)	-	(-	) (7)	10.09	(0.05%)		861,260	0.37%	0.32%	(0.06%)	N/A
2009	10.10	0.02	(0.01)		0.01		(0.02)		-	(0.02)		10.09	0.17%		1,157,560	0.36%	0.36%	0.20%	N/A
2008	10.08	0.23	0.01		0.24		(0.22)		-	(0.22)		10.10	2.36%		1,658,923	0.35%	0.35%	2.29%	N/A
Class P
2013 (6)	10.06	-	-		-		-		-	-		10.06	0.00%		39	0.18%	0.10%	0.00%	N/A
2012	10.09	-	-		-		(0.03)		-	(0.03)		10.06	0.00%		39	0.18%	0.11%	0.00%	N/A
2011 (8)	10.09	-	-		-		-		-	-		10.09	0.00%		39	0.17%	0.11%	0.00%	N/A
Diversified Bond
Class I
2013 (6)	$8.20	$0.11	($0.30)		($0.19)		$-		$-	$-		$8.01	(2.23%)		$109,884	0.63%	0.63%	2.76%	113.04%
2012	7.86	0.24	0.41		0.65		(0.24)		(0.07)	(0.31)		8.20	8.37%		113,422	0.64%	0.64%	2.89%	366.17%
2011	10.01	0.34	0.25		0.59		(2.74)		-	(2.74)		7.86	5.94%		106,167	0.66%	0.66%	3.36%	701.34%
2010	9.54	0.35	0.41	(9)	0.76		(0.29)		-	(0.29)		10.01	8.04	% (9)	2,956,901	0.63%	0.63%	3.48%	889.86%
2009	8.63	0.35	0.89		1.24		(0.33)		-	(0.33)		9.54	14.13%		2,080,046	0.64%	0.64%	3.79%	515.78%
2008	9.77	0.42	(1.19)		(0.77)		(0.37)		-	(0.37)		8.63	(7.80%)		1,859,147	0.63%	0.63%	4.50%	720.07%
Class P
2013 (6)	10.92	0.16	(0.39)		(0.23)		-		-	-		10.69	(2.14%)		2,942,285	0.43%	0.43%	2.96%	113.04%
2012	10.44	0.33	0.56		0.89		(0.34)		(0.07)	(0.41)		10.92	8.58%		3,140,370	0.45%	0.45%	3.08%	366.17%
2011 (8)	10.24	0.23	0.16		0.39		(0.19)		-	(0.19)		10.44	3.85%		2,949,455	0.45%	0.45%	3.36%	701.34%
Floating Rate Income (10)
Class I
2013 (6)	$10.00	$0.05	($0.15)		($0.10)		$-		$-	$-		$9.90	(1.00%)		$6,379	0.99%	0.95%	3.08%	49.53%
Class P
2013 (6)	10.00	0.05	(0.15)		(0.10)		-		-	-		9.90	(0.96%)		275,868	0.79%	0.76%	2.81%	49.53%
Floating Rate Loan
Class I
2013 (6)	$5.85	$0.15	($0.02)		$0.13		$-		$-	$-		$5.98	2.12%		$115,281	1.01%	0.91%	4.92%	79.55%
2012	5.70	0.28	0.17		0.45		(0.30)		-	(0.30)		5.85	8.10%		85,212	1.01%	0.91%	4.82%	151.82%
2011	7.50	0.47	(0.29)		0.18		(1.98)		-	(1.98)		5.70	2.50%		79,461	1.02%	0.92%	6.22%	80.75%
2010	7.32	0.45	0.08		0.53		(0.35)		-	(0.35)		7.50	7.27%		1,047,233	1.03%	0.97%	6.03%	97.23%
2009	6.16	0.31	1.17		1.48		(0.32)		-	(0.32)		7.32	24.31%		962,607	1.02%	1.02%	4.44%	71.37%
2008	9.41	0.62	(3.28)		(2.66)		(0.59)		-	(0.59)		6.16	(29.28%)		657,136	1.02%	1.02%	7.35%	32.13%
Class P
2013 (6)	7.66	0.20	(0.03)		0.17		-		-	-		7.83	2.22%		631,415	0.81%	0.71%	5.05%	79.55%
2012	7.45	0.38	0.22		0.60		(0.39)		-	(0.39)		7.66	8.31%		883,978	0.81%	0.71%	5.02%	151.82%
2011 (8)	7.67	0.26	(0.24)		0.02		(0.24)		-	(0.24)		7.45	0.32%		972,895	0.79%	0.69%	5.14%	80.75%
High Yield Bond
Class I
2013 (6)	$6.31	$0.19	($0.16)		$0.03		$-		$-	$-		$6.34	0.60%		$342,806	0.63%	0.63%	5.92%	53.00%
2012	5.87	0.40	0.48		0.88		(0.44)		-	(0.44)		6.31	15.30%		399,742	0.64%	0.64%	6.52%	98.32%
2011	6.41	0.48	(0.26)		0.22		(0.76)		-	(0.76)		5.87	3.42%		340,009	0.64%	0.64%	7.33%	91.42%
2010	6.06	0.51	0.34	(9)	0.85		(0.50)		-	(0.50)		6.41	14.52	% (9)	1,178,265	0.63%	0.63%	8.06%	120.48%
2009	4.66	0.50	1.33		1.83		(0.43)		-	(0.43)		6.06	39.87%		1,140,825	0.64%	0.64%	9.05%	112.27%
2008	6.58	0.50	(1.92)		(1.42)		(0.50)		-	(0.50)		4.66	(22.20%)		651,950	0.63%	0.63%	8.35%	43.18%
Class P
2013 (6)	6.82	0.21	(0.17)		0.04		-		-	-		6.86	0.70%		865,275	0.43%	0.43%	6.12%	53.00%
2012	6.34	0.45	0.51		0.96		(0.48)		-	(0.48)		6.82	15.53%		899,379	0.44%	0.44%	6.75%	98.32%
2011 (8)	6.76	0.31	(0.43)		(0.12)		(0.30)		-	(0.30)		6.34	(1.79%)		1,023,563	0.43%	0.43%	7.32%	91.42%

See Notes to Financial Statements	See explanation of references on page B-42 and B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income (2)	Distributions from Capital Gains (2)	Total Distributions (2)	Net Asset Value, End of Year or Period	Total Returns (3)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (4)	Portfolio Turnover Rates
Inflation Managed
Class I
2013 (6)	$10.63	$0.05		($0.89)	($0.84)	$-	$-	$-	$9.79	(7.88%)		$597,520	0.71%	0.71%	1.02%	12.66%
2012	11.85	0.29		0.80	1.09	(0.29)	(2.02)	(2.31)	10.63	9.87%		715,700	0.74%	0.74%	2.62%	50.05%
2011	11.80	0.32		1.03	1.35	(0.75)	(0.55)	(1.30)	11.85	11.85%		686,265	0.64%	0.64%	2.68%	430.18%
2010	11.06	0.19		0.78	0.97	(0.23)	-	(0.23)	11.80	8.78%		4,598,931	0.63%	0.63%	1.63%	406.13%
2009	9.94	0.27		1.74	2.01	(0.44)	(0.45)	(0.89)	11.06	20.80%		4,333,598	0.64%	0.64%	2.56%	623.14%
2008	11.35	0.44		(1.47)	(1.03)	(0.32)	(0.06)	(0.38)	9.94	(9.34%)		3,983,585	0.64%	0.63%	3.91%	1,070.59%
Class P
2013 (6)	11.92	0.07		(1.00)	(0.93)	-	-	-	10.99	(7.79%)		827,859	0.51%	0.51%	1.28%	12.66%
2012	13.09	0.29		0.94	1.23	(0.38)	(2.02)	(2.40)	11.92	10.09%		889,728	0.50%	0.50%	2.31%	50.05%
2011 (8)	12.36	0.15		0.70	0.85	(0.12)	-	(0.12)	13.09	6.94%		2,086,142	0.43%	0.43%	1.69%	430.18%
Inflation Protected
Class I
2013 (6)	$10.82	$-	(7)	($0.84)	($0.84)	$-	$-	$-	$9.98	(7.72%)		$22,480	0.58%	0.58%	0.06%	75.36%
2012	10.33	0.06		0.51	0.57	(0.04)	(0.04)	(0.08)	10.82	5.51%		24,847	0.58%	0.58%	0.55%	151.92%
2011 (11)	10.00	0.14		0.66	0.80	(0.29)	(0.18)	(0.47)	10.33	8.08%		19,509	0.58%	0.58%	2.08%	226.31%
Class P
2013 (6)	10.95	0.01		(0.85)	(0.84)	-	-	-	10.11	(7.63%)		990,731	0.39%	0.39%	0.20%	75.36%
2012	10.44	0.07		0.53	0.60	(0.05)	(0.04)	(0.09)	10.95	5.72%		1,094,266	0.38%	0.38%	0.66%	151.92%
2011 (8), (11)	10.00	(0.01)		0.81	0.80	(0.18)	(0.18)	(0.36)	10.44	8.10%		1,427,203	0.38%	0.38%	(0.15%)	226.31%
Managed Bond
Class I
2013 (6)	$11.55	$0.16		($0.53)	($0.37)	$-	$-	$-	$11.18	(3.24%)		$1,414,461	0.63%	0.63%	2.78%	278.28%
2012	10.99	0.35		0.81	1.16	(0.59)	(0.01)	(0.60)	11.55	10.72%		1,514,555	0.64%	0.64%	3.06%	662.17%
2011	11.67	0.36		0.08	0.44	(0.71)	(0.41)	(1.12)	10.99	3.84%		1,420,022	0.64%	0.64%	3.07%	588.84%
2010	11.08	0.37		0.62 (9)	0.99	(0.40)	-	(0.40)	11.67	8.96	% (9)	6,376,272	0.63%	0.63%	3.20%	618.75%
2009	10.52	0.55		1.54	2.09	(0.75)	(0.78)	(1.53)	11.08	21.01%		5,005,993	0.64%	0.64%	5.03%	744.21%
2008	11.34	0.60		(0.80)	(0.20)	(0.51)	(0.11)	(0.62)	10.52	(1.71%)		4,409,227	0.64%	0.64%	5.39%	1,137.03%
Class P
2013 (6)	12.58	0.19		(0.58)	(0.39)	-	-	-	12.19	(3.15%)		3,362,194	0.43%	0.43%	2.98%	278.28%
2012	11.97	0.41		0.88	1.29	(0.67)	(0.01)	(0.68)	12.58	10.94%		3,628,143	0.44%	0.44%	3.27%	662.17%
2011 (8)	11.96	0.30		(0.14)	0.16	(0.15)	-	(0.15)	11.97	1.41%		4,667,713	0.44%	0.44%	3.77%	588.84%
Short Duration Bond
Class I
2013 (6)	$9.42	$0.05		($0.09)	($0.04)	$-	$-	$-	$9.38	(0.42%)		$330,450	0.63%	0.63%	0.98%	33.91%
2012	9.20	0.11		0.18	0.29	(0.07)	-	(0.07)	9.42	3.19%		277,735	0.64%	0.64%	1.16%	101.30%
2011	9.45	0.11		(0.03)	0.08	(0.33)	-	(0.33)	9.20	0.87%		240,422	0.66%	0.66%	1.16%	229.73%
2010	9.27	0.14		0.18 (9)	0.32	(0.14)	-	(0.14)	9.45	3.40	% (9)	1,634,017	0.63%	0.63%	1.52%	170.58%
2009	8.81	0.28		0.46	0.74	(0.28)	-	(0.28)	9.27	8.66%		1,446,376	0.64%	0.64%	3.06%	181.12%
2008	9.65	0.36		(0.84)	(0.48)	(0.36)	-	(0.36)	8.81	(5.09%)		1,572,389	0.63%	0.63%	3.80%	117.51%
Class P
2013 (6)	9.68	0.06		(0.09)	(0.03)	-	-	-	9.65	(0.32%)		2,069,074	0.43%	0.43%	1.17%	33.91%
2012	9.45	0.13		0.20	0.33	(0.10)	-	(0.10)	9.68	3.40%		2,177,671	0.44%	0.44%	1.33%	101.30%
2011 (8)	9.51	0.10		(0.07)	0.03	(0.09)	-	(0.09)	9.45	0.34%		1,533,304	0.46%	0.46%	1.58%	229.73%
Emerging Markets Debt
Class I
2013 (6)	$10.82	$0.26		($1.05)	($0.79)	$-	$-	$-	$10.03	(7.31%)		$13,945	1.04%	1.04%	4.87%	36.96%
2012 (12)	10.00	0.35		0.71	1.06	(0.24)	-	(0.24)	10.82	10.60%		7,809	1.03%	1.03%	4.90%	27.11%
Class P
2013 (6)	10.83	0.27		(1.05)	(0.78)	-	-	-	10.05	(7.22%)		952,310	0.84%	0.84%	5.08%	36.96%
2012 (12)	10.00	0.34		0.74	1.08	(0.25)	-	(0.25)	10.83	10.74%		982,590	0.84%	0.84%	4.91%	27.11%

See Notes to Financial Statements	See explanation of references on page B-42 and B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income (2)		Distributions from Capital Gains (2)	Total Distributions (2)		Net Asset Value, End of Year or Period	Total Returns (3)	Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (4)	Portfolio Turnover Rates
American Funds Growth (13)
Class I
2013 (6)	$9.39	$0.01	$0.92	$0.93	$-		$-	$-		$10.32	9.98%	$225,982	0.97%	0.63%	0.27%	2.88%
2012	8.01	0.04	1.36	1.40	(0.02)		-	(0.02)		9.39	17.45%	209,921	0.97%	0.63%	0.40%	3.19%
2011	8.42	0.01	(0.40)	(0.39)	(0.02)		-	(0.02)		8.01	(4.66%)	203,021	0.97%	0.63%	0.09%	3.15%
2010	7.12	0.02	1.28	1.30	(-	) (7)	-	(-	) (7)	8.42	18.26%	996,877	0.97%	0.63%	0.32%	4.44%
2009	6.87	0.01	2.23	2.24	(0.01)		(1.98)	(1.99)		7.12	38.86%	927,858	0.98%	0.64%	0.10%	6.22%
2008	14.40	0.07	(5.70)	(5.63)	(0.06)		(1.84)	(1.90)		6.87	(44.19%)	1,186,214	0.96%	0.62%	0.62%	5.66%
Class P
2013 (6)	9.37	0.02	0.92	0.94	-		-	-		10.31	10.09%	62,157	0.77%	0.43%	0.46%	2.88%
2012	8.01	(0.01)	1.43	1.42	(0.06)		-	(0.06)		9.37	17.68%	56,461	0.76%	0.42%	(0.13%)	3.19%
2011 (8)	9.19	0.04	(1.20)	(1.16)	(0.02)		-	(0.02)		8.01	(12.58%)	508,396	0.77%	0.42%	0.67%	3.15%
American Funds Growth-Income (13)
Class I
2013 (6)	$10.46	$0.01	$1.19	$1.20	$-		$-	$-		$11.66	11.53%	$222,219	0.96%	0.62%	0.10%	1.29%
2012	9.03	0.12	1.43	1.55	(0.12)		-	(0.12)		10.46	17.06%	202,691	0.96%	0.62%	1.22%	2.34%
2011	9.34	0.03	(0.24)	(0.21)	(0.10)		-	(0.10)		9.03	(2.24%)	189,047	0.96%	0.63%	0.31%	2.35%
2010	8.41	0.09	0.84	0.93	(-	) (7)	-	(-	) (7)	9.34	11.03%	1,395,152	0.96%	0.62%	1.02%	3.50%
2009	7.27	0.09	1.97	2.06	(0.09)		(0.83)	(0.92)		8.41	30.74%	1,496,349	0.97%	0.63%	1.23%	6.40%
2008	12.47	0.14	(4.75)	(4.61)	(0.14)		(0.45)	(0.59)		7.27	(38.08%)	1,158,811	0.96%	0.62%	1.32%	15.79%
Class P
2013 (6)	10.43	0.02	1.19	1.21	-		-	-		11.64	11.64%	495,909	0.76%	0.42%	0.30%	1.29%
2012	9.05	0.08	1.48	1.56	(0.18)		-	(0.18)		10.43	17.30%	444,207	0.76%	0.42%	0.77%	2.34%
2011 (8)	10.01	0.16	(1.02)	(0.86)	(0.10)		-	(0.10)		9.05	(8.63%)	958,109	0.76%	0.41%	2.60%	2.35%
Comstock
Class I
2013 (6)	$8.22	$0.06	$1.36	$1.42	$-		$-	$-		$9.64	17.26%	$181,687	0.92%	0.91%	1.41%	4.01%
2012	7.46	0.12	1.21	1.33	(0.16)		(0.41)	(0.57)		8.22	18.54%	138,115	0.92%	0.91%	1.55%	29.73%
2011	8.61	0.12	(0.30)	(0.18)	(0.90)		(0.07)	(0.97)		7.46	(2.11%)	115,096	0.93%	0.91%	1.34%	27.37%
2010	7.55	0.10	1.06	1.16	(0.10)		-	(0.10)		8.61	15.42%	2,203,641	0.92%	0.92%	1.27%	18.86%
2009	5.94	0.10	1.60	1.70	(0.09)		-	(0.09)		7.55	28.68%	2,107,716	0.93%	0.93%	1.51%	33.85%
2008	10.22	0.17	(3.82)	(3.65)	(0.18)		(0.45)	(0.63)		5.94	(36.79%)	1,479,533	0.92%	0.92%	2.05%	55.85%
Class P
2013 (6)	9.29	0.08	1.53	1.61	-		-	-		10.90	17.38%	1,742,343	0.72%	0.70%	1.58%	4.01%
2012	8.39	0.16	1.35	1.51	(0.20)		(0.41)	(0.61)		9.29	18.78%	1,880,180	0.72%	0.71%	1.74%	29.73%
2011 (8)	9.45	0.10	(1.10)	(1.00)	(0.06)		-	(0.06)		8.39	(10.56%)	1,958,067	0.73%	0.71%	1.86%	27.37%
Dividend Growth
Class I
2013 (6)	$10.14	$0.07	$1.29	$1.36	$-		$-	$-		$11.50	13.43%	$213,190	0.89%	0.89%	1.19%	8.21%
2012	9.21	0.15	1.17	1.32	(0.17)		(0.22)	(0.39)		10.14	14.55%	181,496	0.91%	0.91%	1.55%	19.52%
2011	9.73	0.12	0.20	0.32	(0.34)		(0.50)	(0.84)		9.21	3.27%	156,119	0.91%	0.91%	1.16%	15.74%
2010	8.86	0.11	0.84	0.95	(0.08)		-	(0.08)		9.73	10.77%	1,080,026	0.90%	0.90%	1.20%	68.99%
2009	6.80	0.10	2.10	2.20	(0.14)		-	(0.14)		8.86	32.40%	481,930	0.90%	0.90%	1.43%	56.09%
2008	13.50	0.11	(4.75)	(4.64)	(0.11)		(1.95)	(2.06)		6.80	(39.07%)	680,143	0.89%	0.89%	1.02%	46.85%
Class P
2013 (6)	11.00	0.08	1.40	1.48	-		-	-		12.48	13.54%	679,264	0.69%	0.69%	1.38%	8.21%
2012	10.00	0.18	1.28	1.46	(0.24)		(0.22)	(0.46)		11.00	14.78%	635,366	0.71%	0.71%	1.68%	19.52%
2011 (8)	10.61	0.11	(0.65)	(0.54)	(0.07)		-	(0.07)		10.00	(5.12%)	847,944	0.71%	0.71%	1.65%	15.74%

See Notes to Financial Statements	See explanation of references on page B-42 and B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income (2)		Distributions from Capital Gains (2)	Total Distributions (2)		Net Asset Value, End of Year or Period	Total Returns (3)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (4)	Portfolio Turnover Rates
Equity Index
Class I
2013 (6)	$30.67	$0.31		$3.88	$4.19	$-		$-	$-		$34.86	13.70%		$968,799	0.27%	0.27%	1.86%	1.40%
2012	27.11	0.61		3.67	4.28	(0.72)		-	(0.72)		30.67	15.77%		852,780	0.28%	0.28%	2.04%	4.16%
2011	27.47	0.49		- (7)	0.49	(0.85)		-	(0.85)		27.11	1.82%		765,898	0.29%	0.29%	1.74%	3.91%
2010	24.38	0.44		3.17	3.61	(0.52)		-	(0.52)		27.47	14.81%		2,642,021	0.28%	0.28%	1.75%	5.23%
2009	19.59	0.44		4.72	5.16	(0.37)		-	(0.37)		24.38	26.36%		3,772,752	0.28%	0.28%	2.04%	4.53%
2008	33.65	0.59		(12.78)	(12.19)	(0.53)		(1.34)	(1.87)		19.59	(37.35%)		1,738,885	0.28%	0.28%	2.17%	6.21%
Class P
2013 (6)	31.30	0.34		3.98	4.32	-		-	-		35.62	13.81%		851,844	0.07%	0.07%	2.01%	1.40%
2012	27.76	0.67		3.77	4.44	(0.90)		-	(0.90)		31.30	16.00%		1,135,225	0.08%	0.08%	2.20%	4.16%
2011 (8)	29.93	0.39		(2.32)	(1.93)	(0.24)		-	(0.24)		27.76	(6.43%)		1,592,221	0.09%	0.09%	2.17%	3.91%
Focused 30
Class I
2013 (6)	$12.48	($0.01)		$1.00	$0.99	$-		$-	$-		$13.47	7.96%		$106,662	0.98%	0.98%	(0.13%)	27.53%
2012	11.28	(0.01)		2.52	2.51	-		(1.31)	(1.31)		12.48	23.21%		113,913	1.07%	1.07%	(0.05%)	20.59%
2011	12.49	(0.04)		(1.17)	(1.21)	-		-	-		11.28	(9.70%)		101,110	1.10%	1.10%	(0.36%)	46.78%
2010	11.32	(0.03)		1.20 (9)	1.17	-		-	-		12.49	10.35	% (9)	149,301	0.99%	0.99%	(0.24%)	36.37%
2009	7.53	(0.01)		3.80	3.79	-		-	-		11.32	50.43%		180,909	0.97%	0.96%	(0.12%)	35.37%
2008	16.12	(0.01)		(7.64)	(7.65)	(0.01)		(0.93)	(0.94)		7.53	(50.14%)		355,475	0.96%	0.96%	(0.05%)	62.01%
Class P
2013 (6)	12.52	0.01		1.00	1.01	-		-	-		13.53	8.08%		11	0.75%	0.75%	0.10%	27.53%
2012	11.30	0.02		2.51	2.53	-		(1.31)	(1.31)		12.52	23.45%		11	0.88%	0.88%	0.14%	20.59%
2011 (8)	13.21	(0.02)		(1.89)	(1.91)	-		-	-		11.30	(14.48%)		9	0.94%	0.94%	(0.22%)	46.78%
Growth
Class I
2013 (6)	$13.37	$0.02		$1.20	$1.22	$-		$-	$-		$14.59	9.11%		$425,985	0.77%	0.77%	0.31%	79.04%
2012	17.78	0.11		2.46	2.57	(0.13)		(6.85)	(6.98)		13.37	18.24%		422,736	0.80%	0.80%	0.75%	44.46%
2011	19.85	0.12		(1.28)	(1.16)	(0.21)		(0.70)	(0.91)		17.78	(6.06%)		404,884	0.79%	0.79%	0.58%	91.34%
2010	18.04	0.11		1.90 (9)	2.01	(0.20)		-	(0.20)		19.85	11.24	% (9)	1,624,438	0.78%	0.78%	0.61%	46.73%
2009	13.29	0.09		4.82	4.91	(0.16)		-	(0.16)		18.04	37.28%		1,606,364	0.78%	0.78%	0.60%	59.65%
2008	26.10	0.13		(9.78)	(9.65)	(0.10)		(3.06)	(3.16)		13.29	(40.95%)		1,247,198	0.78%	0.78%	0.68%	68.02%
Class P
2013 (6)	14.26	0.04		1.27	1.31	-		-	-		15.57	9.21%		502,359	0.58%	0.58%	0.52%	79.04%
2012	18.61	0.11		2.64	2.75	(0.25)		(6.85)	(7.10)		14.26	18.45%		90,112	0.59%	0.59%	0.58%	44.46%
2011 (8)	21.27	0.09		(2.69)	(2.60)	(0.06)		-	(0.06)		18.61	(12.19%)		628,582	0.60%	0.60%	0.74%	91.34%
Large-Cap Growth
Class I
2013 (6)	$5.17	$0.01		$0.57	$0.58	$-		$-	$-		$5.75	11.26%		$146,876	0.93%	0.73%	0.52%	176.19%
2012	5.29	(-	) (7)	0.89	0.89	(-	) (7)	(1.01)	(1.01)		5.17	18.23%		142,837	0.94%	0.91%	(0.07%)	78.23%
2011	5.92	(0.02)		0.11	0.09	-		(0.72)	(0.72)		5.29	1.07%		124,777	0.94%	0.92%	(0.26%)	76.24%
2010	5.17	-	(7)	0.75	0.75	-		-	-		5.92	14.53%		1,404,213	0.93%	0.91%	0.01%	98.13%
2009	3.68	-	(7)	1.49	1.49	(-	) (7)	-	(-	) (7)	5.17	40.50%		1,318,154	0.95%	0.94%	0.06%	119.32%
2008	9.38	(0.01)		(4.02)	(4.03)	-		(1.67)	(1.67)		3.68	(50.47%)		532,148	0.94%	0.94%	(0.15%)	184.06%
Class P
2013 (6)	6.01	0.02		0.66	0.68	-		-	-		6.69	11.37%		1,137,881	0.73%	0.53%	0.72%	176.19%
2012	6.00	0.01		1.01	1.02	(-	) (7)	(1.01)	(1.01)		6.01	18.47%		1,139,880	0.74%	0.71%	0.13%	78.23%
2011 (8)	6.52	(-	) (7)	(0.52)	(0.52)	-		-	-		6.00	(8.01%)		1,052,621	0.74%	0.72%	(0.08%)	76.24%

See Notes to Financial Statements	See explanation of references on page B-42 and B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income (2)	Distributions from Capital Gains (2)	Total Distributions (2)	Net Asset Value, End of Year or Period	Total Returns (3)	Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (4)		Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)		Ratio of Net Investment Income After Expense Reductions To Average Net Assets (4)	Portfolio Turnover Rates
Large-Cap Value
Class I
2013 (6)	$12.02	$0.11	$1.75	$1.86	$-	$-	$-	$13.88	15.41%	$341,722	0.81%		0.81%		1.75%	1.15%
2012	10.82	0.22	1.52	1.74	(0.24)	(0.30)	(0.54)	12.02	16.40%	308,064	0.82%		0.82%		1.87%	25.44%
2011	11.29	0.21	0.32	0.53	(0.95)	(0.05)	(1.00)	10.82	4.72%	295,579	0.82%		0.82%		1.76%	16.18%
2010	10.50	0.17	0.79	0.96	(0.17)	-	(0.17)	11.29	9.08%	3,102,910	0.82%		0.82%		1.66%	17.37%
2009	8.68	0.21	1.80	2.01	(0.19)	-	(0.19)	10.50	23.13%	3,278,645	0.82%		0.82%		2.23%	20.75%
2008	14.21	0.21	(5.03)	(4.82)	(0.21)	(0.50)	(0.71)	8.68	(34.80%)	2,065,312	0.82%		0.82%		1.80%	37.42%
Class P
2013 (6)	13.04	0.14	1.88	2.02	-	-	-	15.06	15.52%	2,312,567	0.61%		0.61%		1.91%	1.15%
2012	11.74	0.26	1.66	1.92	(0.32)	(0.30)	(0.62)	13.04	16.64%	2,530,007	0.62%		0.62%		2.07%	25.44%
2011 (8)	12.48	0.17	(0.81)	(0.64)	(0.10)	-	(0.10)	11.74	(5.18%)	2,536,739	0.62%		0.62%		2.24%	16.18%
Long/Short Large-Cap
Class I
2013 (6)	$7.06	$0.02	$1.04	$1.06	$-	$-	$-	$8.12	14.68%	$38,786	2.11	% (14)	2.06	% (14)	0.44%	71.96	% (14)
2012	7.05	0.04	1.10	1.14	(0.06)	(1.07)	(1.13)	7.06	18.09%	31,373	2.25	% (14)	2.23	% (14)	0.62%	138.22	% (14)
2011	9.24	0.05	(0.24)	(0.19)	(0.99)	(1.01)	(2.00)	7.05	(2.60%)	26,085	1.80	% (14)	1.72	% (14)	0.50%	245.57	% (14)
2010	8.30	0.08	0.93	1.01	(0.07)	-	(0.07)	9.24	12.22%	1,601,862	1.70	% (14)	1.58	% (14)	0.89%	245.15	% (14)
2009	6.55	0.07	1.74	1.81	(0.06)	-	(0.06)	8.30	27.56%	1,480,513	1.68	% (14)	1.53	% (14)	0.95%	267.22	% (14)
2008 (15)	10.00	0.05	(3.45)	(3.40)	(0.05)	-	(0.05)	6.55	(33.98%)	727,357	1.76	% (14)	1.63	% (14)	0.95%	181.49	% (14)
Class P
2013 (6)	9.37	0.03	1.38	1.41	-	-	-	10.78	14.79%	1,497,874	1.91	% (14)	1.86	% (14)	0.64%	71.96	% (14)
2012	9.01	0.08	1.44	1.52	(0.09)	(1.07)	(1.16)	9.37	18.32%	1,382,406	2.03	% (14)	2.02	% (14)	0.81%	138.22	% (14)
2011 (8)	10.08	0.05	(1.09)	(1.04)	(0.03)	-	(0.03)	9.01	(10.34%)	1,402,660	1.95	% (14)	1.95	% (14)	0.90%	245.57	% (14)
Main Street Core
Class I
2013 (6)	$19.58	$0.11	$2.11	$2.22	$-	$-	$-	$21.80	11.30%	$558,550	0.67%		0.67%		1.08%	21.61%
2012	17.71	0.23	2.70	2.93	(0.20)	(0.86)	(1.06)	19.58	17.02%	537,634	0.69%		0.69%		1.19%	47.80%
2011	19.40	0.16	(0.07)	0.09	(0.23)	(1.55)	(1.78)	17.71	0.48%	528,925	0.70%		0.70%		0.83%	43.35%
2010	16.83	0.18	2.54	2.72	(0.15)	-	(0.15)	19.40	16.14%	1,519,660	0.68%		0.68%		1.02%	61.54%
2009	13.19	0.20	3.67	3.87	(0.23)	-	(0.23)	16.83	29.36%	1,333,869	0.68%		0.68%		1.43%	122.82%
2008	24.96	0.27	(9.12)	(8.85)	(0.26)	(2.66)	(2.92)	13.19	(38.87%)	1,431,141	0.68%		0.68%		1.39%	132.71%
Class P
2013 (6)	21.54	0.15	2.30	2.45	-	-	-	23.99	11.41%	921,248	0.47%		0.47%		1.27%	21.61%
2012	19.43	0.29	2.97	3.26	(0.29)	(0.86)	(1.15)	21.54	17.25%	905,292	0.49%		0.49%		1.39%	47.80%
2011 (8)	20.50	0.14	(1.12)	(0.98)	(0.09)	-	(0.09)	19.43	(4.79%)	852,326	0.49%		0.49%		1.13%	43.35%
Mid-Cap Equity
Class I
2013 (6)	$9.95	$0.06	$1.34	$1.40	$-	$-	$-	$11.35	14.15%	$306,108	0.87%		0.87%		1.04%	145.16%
2012	11.87	0.06	0.69	0.75	(0.07)	(2.60)	(2.67)	9.95	7.35%	295,015	0.92%		0.92%		0.55%	103.20%
2011	14.72	0.05	(0.69)	(0.64)	(0.12)	(2.09)	(2.21)	11.87	(5.40%)	321,413	0.92%		0.92%		0.33%	78.35%
2010	12.03	0.12	2.70	2.82	(0.13)	-	(0.13)	14.72	23.49%	2,031,480	0.88%		0.88%		0.96%	70.08%
2009	8.70	0.09	3.36	3.45	(0.12)	-	(0.12)	12.03	39.65%	1,924,840	0.88%		0.88%		0.98%	70.53%
2008	17.16	0.22	(6.14)	(5.92)	(0.20)	(2.34)	(2.54)	8.70	(39.00%)	2,707,175	0.88%		0.88%		1.62%	90.83%
Class P
2013 (6)	12.11	0.08	1.64	1.72	-	-	-	13.83	14.26%	808,008	0.67%		0.67%		1.24%	145.16%
2012	13.91	0.09	0.83	0.92	(0.12)	(2.60)	(2.72)	12.11	7.55%	776,168	0.72%		0.72%		0.68%	103.20%
2011 (8)	15.91	0.06	(2.02)	(1.96)	(0.04)	-	(0.04)	13.91	(12.35%)	1,395,375	0.72%		0.72%		0.69%	78.35%

See Notes to Financial Statements	See explanation of references on page B-42 and B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income (2)	Distributions from Capital Gains (2)	Total Distributions (2)	Net Asset Value, End of Year or Period	Total Returns (3)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (4)	Portfolio Turnover Rates
Mid-Cap Growth
Class I
2013 (6)	$7.15	$- (7)	$1.07	$1.07	$-	$-	$-	$8.22	14.84%		$207,640	0.92%	0.92%	(0.07%)	26.02%
2012	8.71	0.03	0.56	0.59	(0.03)	(2.12)	(2.15)	7.15	7.49%		189,423	0.96%	0.96%	0.43%	27.66%
2011	10.03	(0.02)	(0.68)	(0.70)	-	(0.62)	(0.62)	8.71	(7.81%)		205,205	0.95%	0.95%	(0.23%)	32.98%
2010	7.53	0.02	2.50 (9)	2.52	(0.02)	-	(0.02)	10.03	33.32	% (9)	1,308,987	0.96%	0.96%	0.24%	41.35%
2009	4.75	0.02	2.79	2.81	(0.02)	(0.01)	(0.03)	7.53	59.33%		1,174,736	0.95%	0.95%	0.37%	38.88%
2008	10.53	0.01	(4.58)	(4.57)	(0.01)	(1.20)	(1.21)	4.75	(48.36%)		590,771	0.93%	0.93%	0.16%	41.40%
Class P
2013 (6)	7.75	0.01	1.15	1.16	-	-	-	8.91	14.95%		569,986	0.73%	0.73%	0.12%	26.02%
2012	9.26	0.05	0.60	0.65	(0.04)	(2.12)	(2.16)	7.75	7.71%		526,318	0.76%	0.76%	0.56%	27.66%
2011 (8)	11.45	(0.02)	(2.17)	(2.19)	-	-	-	9.26	(19.18%)		787,031	0.76%	0.76%	(0.24%)	32.98%
Mid-Cap Value
Class I
2013 (6)	$9.77	$0.04	$1.56	$1.60	$-	$-	$-	$11.37	16.39%		$79,030	0.91%	0.91%	0.70%	32.21%
2012	9.52	0.09	1.18	1.27	(0.10)	(0.92)	(1.02)	9.77	14.49%		46,795	0.91%	0.91%	0.91%	153.81%
2011	14.32	0.12	(0.67)	(0.55)	(1.51)	(2.74)	(4.25)	9.52	(5.69%)		38,444	0.92%	0.92%	0.85%	136.06%
2010	11.93	0.15	2.38	2.53	(0.14)	-	(0.14)	14.32	21.20%		1,177,255	0.92%	0.92%	1.20%	118.20%
2009 (16)	10.00	0.11	2.84	2.95	(0.07)	(0.95)	(1.02)	11.93	29.33%		1,080,860	0.93%	0.93%	0.96%	128.86%
Class P
2013 (6)	14.27	0.06	2.30	2.36	-	-	-	16.63	16.51%		1,201,119	0.71%	0.71%	0.82%	32.21%
2012	13.47	0.15	1.72	1.87	(0.15)	(0.92)	(1.07)	14.27	14.72%		1,324,858	0.71%	0.71%	1.11%	153.81%
2011 (8)	15.73	0.12	(2.31)	(2.19)	(0.07)	-	(0.07)	13.47	(13.96%)		972,245	0.73%	0.73%	1.35%	136.06%
Small-Cap Equity
Class I
2013 (6)	$11.66	$0.06	$1.51	$1.57	$-	$-	$-	$13.23	13.40%		$47,873	0.98%	0.88%	0.93%	12.83%
2012	10.82	0.18	1.45	1.63	(0.20)	(0.59)	(0.79)	11.66	15.93%		41,681	0.99%	0.96%	1.61%	60.86%
2011	14.26	0.08	(0.49)	(0.41)	(0.80)	(2.23)	(3.03)	10.82	(3.38%)		37,873	1.01%	1.01%	0.58%	20.02%
2010	11.95	0.10	2.30 (9)	2.40	(0.09)	-	(0.09)	14.26	20.11	% (9)	1,089,369	0.99%	0.99%	0.81%	133.53%
2009	9.23	0.08	2.72	2.80	(0.08)	-	(0.08)	11.95	30.22%		710,807	1.00%	1.00%	0.81%	78.87%
2008	12.79	0.07	(3.36)	(3.29)	(0.06)	(0.21)	(0.27)	9.23	(26.11%)		612,126	0.98%	0.97%	0.63%	132.45%
Class P
2013 (6)	15.03	0.09	1.94	2.03	-	-	-	17.06	13.51%		950,536	0.78%	0.68%	1.11%	12.83%
2012	13.75	0.26	1.87	2.13	(0.26)	(0.59)	(0.85)	15.03	16.16%		960,414	0.80%	0.76%	1.82%	60.86%
2011 (8)	15.52	0.11	(1.82)	(1.71)	(0.06)	-	(0.06)	13.75	(10.99%)		963,251	0.80%	0.80%	1.26%	20.02%
Small-Cap Growth
Class I
2013 (6)	$9.71	($0.02)	$1.40	$1.38	$-	$-	$-	$11.09	14.22%		$123,378	0.82%	0.82%	(0.35%)	43.84%
2012	10.10	0.01	1.16	1.17	(0.01)	(1.55)	(1.56)	9.71	12.87%		106,933	0.88%	0.88%	0.11%	77.89%
2011	11.86	(0.08)	(0.19)	(0.27)	-	(1.49)	(1.49)	10.10	(3.10%)		107,786	0.87%	0.87%	(0.66%)	56.66%
2010	9.41	(0.06)	2.51	2.45	-	-	-	11.86	26.01%		658,723	0.84%	0.84%	(0.55%)	56.21%
2009	6.39	(0.02)	3.04	3.02	-	-	-	9.41	47.44%		605,964	0.84%	0.84%	(0.31%)	88.02%
2008	13.30	(0.02)	(5.84)	(5.86)	-	(1.05)	(1.05)	6.39	(47.11%)		552,477	0.83%	0.83%	(0.18%)	68.49%
Class P
2013 (6)	11.31	(0.01)	1.63	1.62	-	-	-	12.93	14.33%		409,224	0.62%	0.62%	(0.15%)	43.84%
2012	11.51	0.03	1.35	1.38	(0.03)	(1.55)	(1.58)	11.31	13.09%		390,549	0.67%	0.67%	0.30%	77.89%
2011 (8)	13.58	(0.03)	(2.04)	(2.07)	-	-	-	11.51	(15.22%)		443,336	0.69%	0.69%	(0.35%)	56.66%

See Notes to Financial Statements	See explanation of references on page B-42 and B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income (2)	Distributions from Capital Gains (2)	Total Distributions (2)	Net Asset Value, End of Year or Period	Total Returns (3)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (4)	Portfolio Turnover Rates
Small-Cap Index
Class I
2013 (6)	$12.42	$0.06		$1.88	$1.94	$-	$-	$-	$14.36	15.62%		$415,505	0.53%	0.53%	0.94%	11.05%
2012	10.99	0.19		1.56	1.75	(0.13)	(0.19)	(0.32)	12.42	16.13%		377,576	0.57%	0.57%	1.58%	23.39%
2011	11.58	0.08		(0.60)	(0.52)	(0.07)	-	(0.07)	10.99	(4.51%)		357,107	0.59%	0.59%	0.72%	16.32%
2010	9.23	0.09		2.35 (9)	2.44	(0.09)	-	(0.09)	11.58	26.42	% (9)	507,364	0.56%	0.56%	0.91%	13.80%
2009	7.80	0.10		1.97	2.07	(0.10)	(0.54)	(0.64)	9.23	28.19%		464,971	0.54%	0.54%	1.22%	17.81%
2008	13.66	0.16		(4.61)	(4.45)	(0.23)	(1.18)	(1.41)	7.80	(35.03%)		419,520	0.53%	0.53%	1.42%	25.38%
Class P
2013 (6)	12.43	0.08		1.88	1.96	-	-	-	14.39	15.73%		355,544	0.33%	0.33%	1.12%	11.05%
2012	11.03	0.26		1.51	1.77	(0.18)	(0.19)	(0.37)	12.43	16.37%		368,509	0.38%	0.38%	2.20%	23.39%
2011 (8)	12.83	0.09		(1.84)	(1.75)	(0.05)	-	(0.05)	11.03	(13.67%)		54,421	0.42%	0.42%	1.20%	16.32%
Small-Cap Value
Class I
2013 (6)	$11.36	$0.11		$1.33	$1.44	$-	$-	$-	$12.80	12.70%		$178,702	0.97%	0.97%	1.77%	15.71%
2012	11.80	0.22		0.93	1.15	(0.23)	(1.36)	(1.59)	11.36	11.09%		159,284	1.02%	1.02%	1.94%	29.35%
2011	13.70	0.18		0.16	0.34	(0.31)	(1.93)	(2.24)	11.80	2.31%		165,620	1.02%	1.02%	1.35%	18.77%
2010	11.15	0.23		2.59	2.82	(0.27)	-	(0.27)	13.70	25.34%		612,770	0.99%	0.99%	1.94%	21.23%
2009	8.95	0.27		2.17	2.44	(0.24)	-	(0.24)	11.15	27.18%		682,592	0.99%	0.99%	2.77%	33.52%
2008	14.40	0.31		(3.99)	(3.68)	(0.30)	(1.47)	(1.77)	8.95	(28.23%)		437,945	0.98%	0.98%	2.52%	46.91%
Class P
2013 (6)	13.66	0.15		1.60	1.75	-	-	-	15.41	12.81%		335,210	0.77%	0.77%	1.97%	15.71%
2012	13.93	0.30		1.10	1.40	(0.31)	(1.36)	(1.67)	13.66	11.31%		332,371	0.82%	0.82%	2.16%	29.35%
2011 (8)	15.23	0.18		(1.37)	(1.19)	(0.11)	-	(0.11)	13.93	(7.83%)		328,994	0.83%	0.83%	1.98%	18.77%
Value Advantage (10)
Class I
2013 (6)	$10.00	$0.02		$0.21	$0.23	$-	$-	$-	$10.23	2.35%		$352	1.03%	0.93%	1.34%	3.93%
Class P
2013 (6)	10.00	0.03		0.21	0.24	-	-	-	10.24	2.38%		749,989	0.73%	0.73%	1.78%	3.93%
Health Sciences
Class I
2013 (6)	$14.35	($0.02)		$3.94	$3.92	$-	$-	$-	$18.27	25.96%		$210,888	1.12%	1.12%	(0.24%)	25.09%
2012	12.06	(0.06)		3.10	3.04	-	(0.75)	(0.75)	14.35	25.68%		156,854	1.15%	1.15%	(0.45%)	60.94%
2011	11.57	(0.13)		1.53	1.40	-	(0.91)	(0.91)	12.06	11.94%		123,676	1.17%	1.17%	(1.07%)	60.30%
2010	9.38	(0.06)		2.25 (9)	2.19	-	-	-	11.57	23.34	% (9)	105,993	1.15%	1.15%	(0.61%)	61.99%
2009	7.38	(0.04)		2.05	2.01	(0.01)	-	(0.01)	9.38	27.23%		90,008	1.17%	1.17%	(0.55%)	59.57%
2008	12.08	0.13		(3.21)	(3.08)	(0.12)	(1.50)	(1.62)	7.38	(28.16%)		82,105	1.13%	1.13%	1.33%	99.46%
Class P
2013 (6)	15.53	(-	) (7)	4.26	4.26	-	-	-	19.79	26.09%		15	0.91%	0.91%	(0.04%)	25.09%
2012	12.97	(0.04)		3.35	3.31	-	(0.75)	(0.75)	15.53	25.93%		12	0.95%	0.95%	(0.24%)	60.94%
2011 (8)	13.61	(0.07)		(0.57)	(0.64)	-	-	-	12.97	(4.70%)		10	0.98%	0.98%	(0.88%)	60.30%
Real Estate
Class I
2013 (6)	$16.32	$0.13		$0.62	$0.75	$-	$-	$-	$17.07	4.58%		$299,293	1.05%	1.05%	1.47%	10.34%
2012	14.90	0.20		2.17	2.37	(0.19)	(0.76)	(0.95)	16.32	16.21%		282,777	1.08%	1.08%	1.27%	30.53%
2011	14.56	0.09		0.81	0.90	-	(0.56)	(0.56)	14.90	6.12%		254,310	1.11%	1.11%	0.57%	21.47%
2010	11.30	0.10		3.35	3.45	(0.19)	-	(0.19)	14.56	30.54%		624,299	1.07%	1.07%	0.78%	18.97%
2009	8.78	0.11		2.68	2.79	(0.19)	(0.08)	(0.27)	11.30	32.27%		610,575	1.07%	1.07%	1.27%	30.19%
2008	21.74	0.50		(7.01)	(6.51)	(0.55)	(5.90)	(6.45)	8.78	(39.99%)		462,511	1.06%	1.06%	2.99%	45.75%
Class P
2013 (6)	16.83	0.14		0.64	0.78	-	-	-	17.61	4.68%		830,723	0.85%	0.85%	1.62%	10.34%
2012	15.33	0.32		2.16	2.48	(0.22)	(0.76)	(0.98)	16.83	16.44%		832,686	0.88%	0.88%	1.90%	30.53%
2011 (8)	16.29	0.02		(0.83)	(0.81)	(0.15)	-	(0.15)	15.33	(4.98%)		339,404	0.92%	0.92%	0.20%	21.47%

See Notes to Financial Statements	See explanation of references on page B-42 and B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income (2)	Distributions from Capital Gains (2)	Total Distributions (2)	Net Asset Value, End of Year or Period	Total Returns (3)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (4)	Portfolio Turnover Rates
Technology
Class I
2013 (6)	$4.20	($0.01)	$0.30	$0.29	$-	$-	$-	$4.49	6.82%		$73,745	1.14%	1.14%	(0.41%)	39.25%
2012	4.30	(0.02)	0.32	0.30	-	(0.40)	(0.40)	4.20	7.14%		68,148	1.16%	1.16%	(0.49%)	78.49%
2011	5.53	(0.02)	(0.20)	(0.22)	-	(1.01)	(1.01)	4.30	(4.90%)		72,398	1.17%	1.17%	(0.48%)	82.88%
2010	4.55	(0.04)	1.02 (9)	0.98	-	-	-	5.53	21.50	% (9)	90,260	1.19%	1.19%	(0.76%)	216.41%
2009	2.98	(0.02)	1.59	1.57	-	-	-	4.55	52.57%		82,094	1.15%	1.15%	(0.56%)	243.87%
2008	7.67	(0.02)	(3.42)	(3.44)	(0.01)	(1.24)	(1.25)	2.98	(51.64%)		44,417	1.16%	1.16%	(0.31%)	283.57%
Class P
2013 (6)	5.25	(0.01)	0.38	0.37	-	-	-	5.62	6.94%		10	0.91%	0.91%	(0.18%)	39.25%
2012	5.27	(0.02)	0.40	0.38	-	(0.40)	(0.40)	5.25	7.36%		10	0.95%	0.95%	(0.27%)	78.49%
2011 (8)	5.86	(0.01)	(0.58)	(0.59)	-	-	-	5.27	(10.16%)		9	0.98%	0.98%	(0.27%)	82.88%
Emerging Markets
Class I
2013 (6)	$14.63	$0.07	($0.63)	($0.56)	$-	$-	$-	$14.07	(3.82%)		$405,241	1.06%	1.06%	0.99%	29.58%
2012	13.68	0.11	2.57	2.68	(0.11)	(1.62)	(1.73)	14.63	21.52%		448,318	1.06%	1.06%	0.74%	31.20%
2011	17.08	0.13	(3.20)	(3.07)	(0.33)	-	(0.33)	13.68	(17.97%)		384,254	1.06%	1.06%	0.82%	36.35%
2010	13.60	0.11	3.54	3.65	(0.17)	-	(0.17)	17.08	27.02%		1,853,299	1.05%	1.05%	0.77%	32.63%
2009	8.80	0.11	6.72	6.83	(0.10)	(1.93)	(2.03)	13.60	84.79%		1,732,557	1.06%	1.06%	1.02%	46.50%
2008	20.96	0.27	(8.91)	(8.64)	(0.23)	(3.29)	(3.52)	8.80	(47.68%)		1,021,715	1.07%	1.06%	1.76%	64.43%
Class P
2013 (6)	14.97	0.09	(0.65)	(0.56)	-	-	-	14.41	(3.73%)		1,171,981	0.86%	0.86%	1.22%	29.58%
2012	13.95	0.14	2.63	2.77	(0.13)	(1.62)	(1.75)	14.97	21.77%		1,107,566	0.86%	0.86%	0.95%	31.20%
2011 (8)	17.53	0.10	(3.63)	(3.53)	(0.05)	-	(0.05)	13.95	(19.94%)		1,013,440	0.86%	0.86%	1.00%	36.35%
International Large-Cap
Class I
2013 (6)	$6.73	$0.08	$0.02	$0.10	$-	$-	$-	$6.83	1.53%		$415,918	1.00%	1.00%	2.26%	8.16%
2012	5.57	0.10	1.16	1.26	(0.10)	-	(0.10)	6.73	22.53%		430,048	1.00%	1.00%	1.62%	22.67%
2011	6.63	0.14	(0.81)	(0.67)	(0.39)	-	(0.39)	5.57	(10.12%)		361,500	1.00%	1.00%	2.09%	26.79%
2010	6.07	0.08	0.55	0.63	(0.07)	-	(0.07)	6.63	10.38%		2,479,381	1.00%	1.00%	1.31%	24.51%
2009	4.61	0.09	1.45	1.54	(0.08)	-	(0.08)	6.07	33.61%		2,601,657	1.00%	1.00%	1.72%	16.29%
2008	9.49	0.13	(2.88)	(2.75)	(0.15)	(1.98)	(2.13)	4.61	(35.35%)		2,084,245	0.99%	0.99%	1.90%	31.12%
Class P
2013 (6)	7.15	0.09	0.02	0.11	-	-	-	7.26	1.63%		1,527,521	0.80%	0.80%	2.48%	8.16%
2012	5.94	0.13	1.22	1.35	(0.14)	-	(0.14)	7.15	22.78%		1,572,347	0.80%	0.80%	1.96%	22.67%
2011 (8)	7.35	0.05	(1.43)	(1.38)	(0.03)	-	(0.03)	5.94	(18.75%)		1,833,278	0.80%	0.80%	1.16%	26.79%
International Small-Cap
Class I
2013 (6)	$6.34	$0.08	$0.30	$0.38	$-	$-	$-	$6.72	5.98%		$46,439	1.08%	1.06%	2.32%	26.07%
2012	5.45	0.13	0.93	1.06	(0.17)	-	(0.17)	6.34	19.44%		44,592	1.09%	1.07%	2.19%	57.46%
2011	8.44	0.20	(1.24)	(1.04)	(1.95)	-	(1.95)	5.45	(12.27%)		36,681	1.09%	1.08%	2.27%	61.80%
2010	6.94	0.09	1.60	1.69	(0.19)	-	(0.19)	8.44	24.86%		994,606	1.10%	1.10%	1.25%	91.33%
2009	5.40	0.09	1.54	1.63	(0.09)	-	(0.09)	6.94	30.28%		887,039	1.10%	1.10%	1.56%	127.50%
2008	10.67	0.17	(5.27)	(5.10)	(0.17)	-	(0.17)	5.40	(47.84%)		595,375	1.09%	1.08%	2.02%	92.42%
Class P
2013 (6)	8.64	0.11	0.41	0.52	-	-	-	9.16	6.08%		1,166,685	0.88%	0.86%	2.50%	26.07%
2012	7.38	0.19	1.26	1.45	(0.19)	-	(0.19)	8.64	19.68%		1,171,915	0.89%	0.87%	2.39%	57.46%
2011 (8)	9.33	0.09	(1.99)	(1.90)	(0.05)	-	(0.05)	7.38	(20.34%)		1,051,861	0.89%	0.87%	1.64%	61.80%

See Notes to Financial Statements	See explanation of references on page B-42 and B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income (2)	Distributions from Capital Gains (2)	Total Distributions (2)	Net Asset Value, End of Year or Period	Total Returns (3)		Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (4)	Portfolio Turnover Rates
International Value
Class I
2013 (6)	$9.70	$0.17		$0.07	$0.24	$-	$-	$-	$9.94	2.41%		$312,882	0.88%	0.88%	3.42%	27.59%
2012	8.52	0.27		1.23	1.50	(0.32)	-	(0.32)	9.70	17.82%		316,519	0.89%	0.89%	3.01%	68.03%
2011	10.92	0.39		(1.80)	(1.41)	(0.99)	-	(0.99)	8.52	(12.90%)		283,784	0.90%	0.90%	3.49%	65.56%
2010	10.95	0.20		0.06 (9)	0.26	(0.29)	-	(0.29)	10.92	2.59	% (9)	1,663,482	0.89%	0.89%	1.89%	136.26%
2009	8.73	0.27		2.17	2.44	(0.22)	-	(0.22)	10.95	28.00%		2,093,731	0.90%	0.89%	2.91%	44.16%
2008	18.34	0.47		(8.92)	(8.45)	(0.40)	(0.76)	(1.16)	8.73	(47.78%)		2,227,716	0.89%	0.88%	3.30%	29.66%
Class P
2013 (6)	10.74	0.20		0.07	0.27	-	-	-	11.01	2.51%		1,181,069	0.68%	0.68%	3.63%	27.59%
2012	9.46	0.32		1.36	1.68	(0.40)	-	(0.40)	10.74	18.05%		1,222,391	0.69%	0.69%	3.18%	68.03%
2011 (8)	12.05	0.11		(2.64)	(2.53)	(0.06)	-	(0.06)	9.46	(20.99%)		1,126,771	0.69%	0.69%	1.68%	65.56%
Currency Strategies
Class I
2013 (6)	$9.89	($0.04)		$1.02	$0.98	$-	$-	$-	$10.87	9.91%		$2,035	0.89%	0.89%	(0.71%)	0.00%
2012 (17)	10.00	(0.02)		(0.09)	(0.11)	-	-	-	9.89	(1.14%)		224	0.88%	0.88%	(0.70%)	0.00%
Class P
2013 (6)	9.89	(0.03)		1.02	0.99	-	-	-	10.88	10.02%		1,547,127	0.68%	0.68%	(0.51%)	0.00%
2012 (17)	10.00	(0.01)		(0.10)	(0.11)	-	-	-	9.89	(1.09%)		1,458,137	0.68%	0.68%	(0.50%)	0.00%
Global Absolute Return
Class I
2013 (6)	$9.98	$0.17		($0.15)	$0.02	$-	$-	$-	$10.00	0.15%		$6,583	1.07%	1.07%	3.29%	62.23%
2012 (17)	10.00	0.06		(0.08)	(0.02)	-	-	-	9.98	(0.20%)		923	1.07%	1.07%	2.44%	44.98%
Class P
2013 (6)	9.99	0.17		(0.15)	0.02	-	-	-	10.01	0.24%		1,988,425	0.87%	0.87%	3.37%	62.23%
2012 (17)	10.00	0.05		(0.06)	(0.01)	-	-	-	9.99	(0.15%)		2,029,821	0.86%	0.86%	2.10%	44.98%
Precious Metals
Class I
2013 (6)	$8.60	$0.02		($3.99)	($3.97)	$-	$-	$-	$4.63	(46.12%)		$4,635	0.95%	0.95%	0.54%	5.31%
2012 (17)	10.00	(-	) (7)	(1.40)	(1.40)	-	-	-	8.60	(14.01%)		2,303	0.92%	0.92%	(0.00%)	3.39%
Class P
2013 (6)	8.60	0.02		(3.98)	(3.96)	-	-	-	4.64	(46.07%)		479,339	0.74%	0.74%	0.60%	5.31%
2012 (17)	10.00	(-	) (7)	(1.40)	(1.40)	-	-	-	8.60	(13.96%)		820,519	0.72%	0.72%	(0.02%)	3.39%
American Funds Asset Allocation (13)
Class I
2013 (6)	$15.45	$0.02		$1.54	$1.56	$-	$-	$-	$17.01	10.06%		$989,042	0.96%	0.62%	0.29%	0.11%
2012	13.79	0.32		1.82	2.14	(0.26)	(0.22)	(0.48)	15.45	15.72%		571,092	0.97%	0.63%	2.12%	5.00%
2011	14.30	0.24		(0.10)	0.14	(0.45)	(0.20)	(0.65)	13.79	0.93%		278,159	0.97%	0.63%	1.67%	8.26%
2010	12.76	0.24		1.30	1.54	-	-	-	14.30	12.04%		228,288	0.98%	0.64%	1.87%	9.22%
2009 (18)	10.00	0.38		2.60	2.98	(0.22)	-	(0.22)	12.76	29.81%		139,137	1.00%	0.66%	3.50%	25.11%
Pacific Dynamix-Conservative Growth
Class I
2013 (6)	$11.67	($0.02)		$0.31	$0.29	$-	$-	$-	$11.96	2.48%		$298,494	0.42%	0.39%	(0.39%)	2.11%
2012	11.26	0.22		0.81	1.03	(0.16)	(0.46)	(0.62)	11.67	9.42%		248,916	0.43%	0.39%	1.88%	5.98%
2011	11.91	0.34		-	0.34	(0.31)	(0.68)	(0.99)	11.26	2.92%		134,491	0.44%	0.39%	2.82%	47.47%
2010	11.19	0.38		0.77	1.15	(0.20)	(0.23)	(0.43)	11.91	10.28%		129,774	0.50%	0.41%	3.21%	21.69%
2009 (19)	10.00	0.20		1.22	1.42	(0.12)	(0.11)	(0.23)	11.19	14.25%		41,645	0.67%	0.46%	2.67%	7.00%

See Notes to Financial Statements	See explanation of references on page B-42 and B-43

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income (2)	Distributions from Capital Gains (2)		Total Distributions (2)	Net Asset Value, End of Year or Period	Total Returns (3)	Net Assets, End of Year or Period (in thousands)	Ratio of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4), (5)	Ratio of Net Investment Income (Loss) After Expense Reductions To Average Net Assets (4)	Portfolio Turnover Rates
Pacific Dynamix-Moderate Growth
Class I
2013 (6)	$13.32	($0.03)	$0.65	$0.62	$-	$-		$-	$13.94	4.65%	$863,847	0.41%	0.37%	(0.37%)	2.48%
2012	12.32	0.27	1.15	1.42	(0.19)	(0.23)		(0.42)	13.32	11.74%	644,608	0.42%	0.37%	2.08%	2.06%
2011	12.79	0.38	(0.31)	0.07	(0.29)	(0.25)		(0.54)	12.32	0.48%	289,387	0.43%	0.37%	2.97%	9.19%
2010	11.77	0.27	1.13	1.40	(0.20)	(0.18)		(0.38)	12.79	11.92%	158,070	0.48%	0.39%	2.19%	10.34%
2009 (19)	10.00	0.18	1.78	1.96	(0.11)	(0.08)		(0.19)	11.77	19.60%	70,271	0.58%	0.43%	2.41%	1.13%
Pacific Dynamix-Growth
Class I
2013 (6)	$13.57	($0.03)	$0.96	$0.93	$-	$-		$-	$14.50	6.92%	$318,564	0.42%	0.36%	(0.36%)	5.36%
2012	12.52	0.20	1.49	1.69	(0.18)	(0.46)		(0.64)	13.57	13.76%	264,131	0.42%	0.36%	1.48%	9.74%
2011	13.23	0.28	(0.51)	(0.23)	(0.22)	(0.26)		(0.48)	12.52	(1.85%)	188,875	0.43%	0.36%	2.13%	5.72%
2010	12.10	0.20	1.47	1.67	(0.16)	(0.38)		(0.54)	13.23	13.82%	108,426	0.50%	0.38%	1.58%	22.35%
2009 (19)	10.00	0.12	2.32	2.44	(0.09)	(0.25)		(0.34)	12.10	24.34%	53,356	0.60%	0.42%	1.57%	13.58%
Portfolio Optimization Conservative
Class I
2013 (6)	$10.59	($0.01)	($0.01)	($0.02)	$-	$-		$-	$10.57	(0.21%)	$3,368,371	0.31%	0.25%	(0.25%)	7.39%
2012	9.86	0.28	0.72	1.00	(0.26)	(0.01)		(0.27)	10.59	10.11%	3,773,295	0.31%	0.21%	2.69%	42.11%
2011 (11)	10.00	0.11	(0.16)	(0.05)	(0.09)	-		(0.09)	9.86	(0.52%)	3,552,104	0.31%	0.21%	1.73%	11.01%
Portfolio Optimization Moderate-Conservative
Class I
2013 (6)	$10.48	($0.01)	$0.19	$0.18	$-	$-		$-	$10.66	1.73%	$4,554,631	0.31%	0.25%	(0.25%)	6.42%
2012	9.60	0.25	0.87	1.12	(0.24)	(-	) (7)	(0.24)	10.48	11.65%	4,701,506	0.31%	0.21%	2.47%	37.71%
2011 (11)	10.00	0.09	(0.42)	(0.33)	(0.07)	-		(0.07)	9.60	(3.25%)	4,038,449	0.31%	0.21%	1.46%	8.08%
Portfolio Optimization Moderate
Class I
2013 (6)	$10.33	($0.01)	$0.40	$0.39	$-	$-		$-	$10.72	3.79%	$15,200,521	0.31%	0.25%	(0.25%)	4.32%
2012	9.34	0.21	0.99	1.20	(0.21)	-		(0.21)	10.33	12.94%	15,072,411	0.31%	0.21%	2.10%	36.14%
2011 (11)	10.00	0.08	(0.68)	(0.60)	(0.06)	-		(0.06)	9.34	(6.00%)	14,512,733	0.31%	0.21%	1.30%	8.74%
Portfolio Optimization Growth
Class I
2013 (6)	$10.19	($0.01)	$0.58	$0.57	$-	$-		$-	$10.76	5.61%	$12,591,640	0.31%	0.25%	(0.25%)	4.56%
2012	9.09	0.17	1.11	1.28	(0.18)	-		(0.18)	10.19	14.02%	12,605,307	0.31%	0.21%	1.76%	33.73%
2011 (11)	10.00	0.06	(0.92)	(0.86)	(0.05)	-		(0.05)	9.09	(8.60%)	12,541,915	0.31%	0.21%	1.01%	8.06%
Portfolio Optimization Aggressive-Growth
Class I
2013 (6)	$10.02	($0.01)	$0.71	$0.70	$-	$-		$-	$10.72	6.98%	$2,666,850	0.31%	0.25%	(0.25%)	4.30%
2012	8.82	0.14	1.20	1.34	(0.14)	-		(0.14)	10.02	15.17%	2,634,612	0.31%	0.21%	1.43%	32.92%
2011 (11)	10.00	0.05	(1.19)	(1.14)	(0.04)	-		(0.04)	8.82	(11.38%)	2,662,738	0.31%	0.21%	0.85%	12.28%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Effective January 1, 2013, no dividends and capital gains distributions will be made by the portfolios covered in this report (see Note 2B in Notes to Financial Statements).
(3)	Total returns for periods of less than one full year are not annualized.
(4)	The ratios for periods of less than one full year are annualized.
(5)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any, as discussed in Notes 6 and 7B in Notes to the Financial Statements. The expense ratios for the Pacific Dynamix and Portfolio Optimization Portfolios do not include expenses of their respective underlying portfolios (see Note 1 in Notes to Financial Statements) in which the Pacific Dynamix and Portfolio Optimization Portfolios invest.
(6)	Unaudited for the six-month period ended June 30, 2013.
(7)	Amount represents less than $0.005 per share.
(8)	Operations of Class P commenced on May 2, 2011.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued) (1)

(9)	“Net Realized and Unrealized Gain (Loss)” and “Total Returns” include payments by an affiliate (Pacific Life Fund Advisors LLC) to certain portfolios of the Fund that were made during 2010 to compensate for the valuation of a portfolio holding, the Mellon GSL DBT II Collateral Fund, relating to the operation of the Fund’s securities lending program during 2008. The Fund had terminated the securities lending program on April 8, 2011 for all applicable portfolios except for the Long/Short Large-Cap Portfolio (see Note 8 in Notes to Financial Statements). The payments did not have an impact greater than or equal to $0.005 per share on any of the following portfolios:

Portfolio	Payment by Affiliate Impact to Portfolio Per Share	Payment by Affiliate Impact to Total Return
Diversified Bond	$0.00	0.00%
High Yield Bond	$0.00	0.00%
Managed Bond	$0.00	0.01%
Short Duration Bond	$0.00	0.00%
Focused 30	$0.00	0.01%
Growth	$0.00	0.00%
Mid-Cap Growth	$0.00	0.01%
Small-Cap Equity	$0.00	0.00%
Small-Cap Index	$0.00	0.00%
Health Sciences	$0.00	0.01%
Technology	$0.00	0.02%
International Value	$0.00	0.01%

(10)	The Floating Rate Income and Value Advantage Portfolios commenced operations on April 30, 2013.
(11)	The Inflation Protected, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios commenced operations on May 2, 2011.
(12)	The Emerging Markets Debt Portfolio commenced operations on April 30, 2012.
(13)	The expense ratios for the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios do not include expenses of the underlying Master Funds in which the portfolios invest. The portfolio turnover rates for the Master Funds for the year or period ended are as follows:

	Growth	Growth-Income	Asset Allocation
June 30, 2013	11%	10%	40%
December 31, 2012	21%	25%	61%
December 31, 2011	19%	22%	43%
December 31, 2010	28%	22%	46%
December 31, 2009	37%	24%	41%
December 31, 2008	26%	31%

(14)	The annualized ratios of expenses, excluding dividend expenses on securities sold short, after and before expense reductions to average net assets for the Long/Short Large-Cap Portfolio for the year or period ended are as follows:

	Class I		Class P
	Before	After	Before	After
June 30, 2013	1.42%	1.37%	1.22%	1.17%
December 31, 2012	1.37%	1.35%	1.16%	1.15%
December 31, 2011	1.36%	1.28%	1.16%	1.16%
December 31, 2010	1.36%	1.24%
December 31, 2009	1.32%	1.16%
December 31, 2008	1.37%	1.23%

(15)	The Long/Short Large-Cap Portfolio commenced operations on May 1, 2008.
(16)	The Mid-Cap Value Portfolio commenced operations on January 2, 2009.
(17)	The Currency Strategies, Global Absolute Return and Precious Metals Portfolios commenced operations on September 28, 2012.
(18)	The American Funds Asset Allocation Portfolio commenced operations on February 2, 2009.
(19)	The Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, and Pacific Dynamix - Growth Portfolios commenced operations on May 1, 2009.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, management investment company, organized as a Massachusetts business trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Fund. As of June 30, 2013, the Fund was comprised of fifty-six separate portfolios, forty-eight of which are presented in this report: the Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Growth (formerly Growth LT), Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Real Estate, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies, Global Absolute Return, and Precious Metals Portfolios (collectively the “Portfolio Optimization Underlying Portfolios”); and the Cash Management, Focused 30, Health Sciences, Technology, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios. American Funds is a registered trademark of American Funds Distributors, Inc. (“AFD”) and Main Street is a registered trademark of OppenheimerFunds, Inc.

The Fund offers two separate share classes, Class I and Class P. Each portfolio covered in this report, except for the American Funds Asset Allocation Portfolio; the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”); and the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (collectively, the “Portfolio Optimization Portfolios”), currently offers both Class I and Class P shares. The American Funds Assets Allocation Portfolio, Pacific Dynamix Portfolios and Portfolio Optimization Portfolios currently offer Class I shares only.

American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios (each a “Feeder Portfolio”, collectively the “Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Portfolio, to qualify as a regulated investment company. The performance of the Feeder Portfolios is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Schedules of Investments, are provided separately and should be read in conjunction with the Feeder Portfolios’ financial statements. As of June 30, 2013, the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios owned 1.31%, 3.16% and 7.07% of the Growth, Growth-Income and Asset Allocation Master Funds, respectively. American Funds Insurance Series is a registered trademark of AFD.

The Pacific Dynamix Portfolios invest their assets in Class P shares of the PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”) (see Note 7C). Presently, only the Pacific Dynamix Portfolios and the Adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Portfolios.

The Portfolio Optimization Portfolios invest their assets in Class P shares of the Portfolio Optimization Underlying Portfolios (see Note 7C). Presently, only the Portfolio Optimization Portfolios and the Adviser and certain of its affiliates can invest in Class P shares of the Portfolio Optimization Underlying Portfolios.

The semi-annual report for the Pacific Dynamix Underlying Portfolios is not included in this report; there is a separate semi-annual report for the Pacific Dynamix Underlying Portfolios, which is available without charge. For information on how to obtain the semi-annual report for the Pacific Dynamix Underlying Portfolios, see the Where to Go for More Information section of this report on page D-15.

Shares of the portfolios within the Fund are offered only to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which portfolios of the Fund to make available.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.

The Fund has implemented the disclosure requirements pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. Under this guidance the Fund discloses in the statements of assets and liabilities both gross and net information about instruments and transactions eligible for offset such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Fund discloses collateral received and posted in connection with master netting agreements or similar arrangements (see required disclosures in Note 5).

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. A portfolio’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A portfolio will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the portfolio invests. Facility fees and other fees (such as origination fees) received from senior loans purchased (see Note 4) by a portfolio are amortized over the expected term of each applicable senior loan. Commitment fees received by a portfolio relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

Currently each portfolio of the Fund is either qualified as a regulated investment company (the “RIC Portfolios”) under Subchapter M of the Internal Revenue Code or treated as a partnership (the “Partnership Portfolios”) for Federal income tax purposes only. Effective January 1, 2013, each of the RIC Portfolios intends to utilize the consent dividend provision of section 565 of the Internal Revenue Code to effectively distribute income and capital gains for tax purposes even though they are not paid by the Fund. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions will be made by any portfolios after December 31, 2012 under the new dividend and distributions policy (see Note 12 for additional information).

Prior to January 1, 2013, each portfolio declared and paid dividends on net investment income, if any, at least annually, except for the Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt and Global Absolute Return Portfolios, for which dividends, if any, were declared and paid semi-annually, and realized capital gains, if any, were distributed at least annually for all portfolios. Dividends and capital gains distributions were recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Fund’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, initially expressed in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the portfolios separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Fund expenses directly attributable to a particular portfolio are charged to that portfolio (such as portfolio-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each portfolio. Generally other portfolio expenses are allocated proportionately among all the portfolios in relation to the net assets of each portfolio.

E. OFFERING COSTS

A new portfolio bears all costs (or the applicable pro-rata share if there is more than one new portfolio) associated with the offering expenses of the portfolio including legal, printing and support services (see Note 6). All such costs are amortized as an expense of the new portfolio on a straight-line basis over twelve months from commencement of operations.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Fund’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of its investments each business day. Under the Valuation Policy, the Board has delegated certain functions to a Trustee Valuation Committee or another valuation committee to determine the fair value of certain investments. Each valuation committee that values the Fund’s investments, which includes using third party pricing services and/or alternate valuation methodologies approved by the Board, does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value the Fund’s investments.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

B. NET ASSET VALUE

Each portfolio of the Fund is divided into shares and share classes, if applicable. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds), subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

Each portfolio’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Fund or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem Fund shares.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Money Market Instruments and Short-Term Investments

The investments of the Cash Management Portfolio and money market and short-term investments of other portfolios maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Portfolio investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the portfolios use the last reported sale price or official closing price from an exchange as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Fund then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Fund has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in forward currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are normally priced at the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using alternative valuation methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain fixed-income investments are valued by a benchmark, matrix, or other pricing methodologies approved by the Board.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Pacific Dynamix Portfolios

The investments of each Pacific Dynamix Portfolio consist of Class P shares of the Pacific Dynamix Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of each Portfolio Optimization Portfolio consist of Class P shares of the Portfolio Optimization Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Pacific Select Fund based upon the NAVs of the Master Funds at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not Pacific Select Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee, or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Valuations determined by the Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, a valuation oversight committee (“VOC”) has been established which determines the level in which each portfolio’s investments are characterized. The VOC includes investment, legal and compliance members of the Fund’s Adviser, and the Fund’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

— Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
— Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
— Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value the Fund’s investments. The VOC also periodically evaluates how each portfolio’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Fund’s CCO, requiring approval by the Board.

The inputs or methodologies used for valuing each portfolio’s investments are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Fund presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Fund also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a portfolio had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each portfolio’s investments as of June 30, 2013 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by the Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC options contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Fund, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments, and are reflected as Level 2. The Fund may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of the Fund as applicable. Consideration may also include an evaluation of collateral.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each portfolio represents an indirect investment in the assets owned by that portfolio. As with any mutual fund, the value of the assets owned by each portfolio may move up or down, and as a result, an investment in a portfolio at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each portfolio’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each portfolio’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may

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impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. The semi-annual report for the Pacific Dynamix Underlying Portfolios contains information about the risks associated with investing in the Pacific Dynamix Underlying Portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Pacific Dynamix Underlying Portfolios (see Note 7C).

The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Portfolio Optimization Underlying Portfolios (see Note 7C).

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the General Investment Risk factors noted above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a portfolio’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Illiquid Investments

Each portfolio may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the Cash Management Portfolio), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each portfolio as of June 30, 2013 was less than 15% of its net assets (5% of total assets for the Cash Management Portfolio).

Senior Loan Participations and Assignments

Certain portfolios may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrower”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

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When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2013, no participation interest in Senior Loans was held by any of the portfolios covered in this report.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s shares. Some U.S. Government securities, such as Treasury Bills, notes and bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed- delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed- delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a portfolio’s volatility.

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s ) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the Adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a portfolio’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions (see Note 5).

Reverse Repurchase Agreements – Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks – Certain portfolios may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the portfolio are recorded as a liability. A portfolio will recognize net income represented by the

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price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to a portfolio. A portfolio will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Fund’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) investments may range in quality from those rated in the

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lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Master Agreements and Netting Arrangements – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related credit support annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a portfolio or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total market value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a portfolio’s financial statements. A portfolio’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given portfolio exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The market value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

B. DERIVATIVE INVESTMENTS AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the portfolios entered into futures contracts for the following reasons: The Diversified Bond and Inflation Protected Portfolios used futures to manage portfolio risk and duration. The Inflation Managed and Managed Bond Portfolios used financial and money market futures to manage exposure to securities markets and to manage interest rate risk. The Short Duration Bond Portfolio used interest rate futures contracts to manage duration. The Equity Index, Small-Cap Equity and Small-Cap Index Portfolios utilized futures to help provide equity exposure to the portfolios’ cash balances and accruals, and to provide daily liquidity for the portfolio’s inflows and outflows. The Long/Short Large-Cap and Value Advantage Portfolios used futures contracts to maintain full exposure to the equity markets. The Global Absolute Return Portfolio used futures to manage duration and interest rate risk, to maintain full exposure to the equities market, to manage exposure to various markets, to provide daily liquidity for the portfolio’s inflows and outflows, and as a part of the portfolio’s investment strategy. The Comstock, Equity Index, Growth, Large-Cap Growth, Large-Cap Value, Main Street Core, Mid-Cap Value, Emerging Markets and Value Advantage Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets related to the Portfolio Optimization Portfolios.

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(Unaudited)

Options Contracts – An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an options contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the portfolio is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

During the reporting period, the portfolios entered into option contracts for the following reasons: The Diversified Bond and Inflation Protected Portfolios purchased or wrote options to manage portfolio risk and duration. The Inflation Managed and Managed Bond Portfolios purchased or wrote options and swaptions on futures, currencies, volatility and swaps, as a means of capitalizing on anticipated changes in market volatility and to generate income. Both Portfolios also wrote inflation floors to hedge duration. The Emerging Markets Debt Portfolio used options contracts to gain market exposure, for hedging purposes, and as a part of the portfolio’s investment strategy. The Growth and Global Absolute Return Portfolios purchased or wrote options for purposes of risk management and as part of the portfolio’s investment strategy.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

During the reporting period, the portfolios entered into forward foreign currency contracts for the following reasons: The Diversified Bond, Inflation Protected, Short Duration Bond, Comstock, Growth and International Small-Cap Portfolios used Forward Contracts for hedging purposes to help protect the portfolios’ returns against adverse currency movements. The Inflation Managed and Managed Bond Portfolios used Forward Contracts in connections with settling planned purchases or sales of investments, to hedge against currency exposure associated with some or all of these portfolios’ investments and as a part these portfolios’ investment strategy. The Emerging Markets Debt Portfolio used Forward Contracts to gain market exposure, for hedging purposes to help protect the portfolio’s returns against adverse currency movements, and as a part of the portfolio’s investment strategy. The International Value Portfolio used Forward Contracts to maintain exposure to various currency markets. The Currency Strategies Portfolio purchased and sold non-deliverable Forwards Contracts to gain or increase exposure to various currencies (both long and short positions) for hedging purposes to protect the portfolio’s returns against adverse currency movements and as a part of the portfolio’s investment strategy. The Global Absolute Return Portfolio used Forward Contracts for hedging purposes to protect the portfolio’s returns against adverse currency movements, as a substitute for securities, and as part of the portfolio’s investment strategy.

Swaps Agreements – Swaps agreements are bilaterally negotiated agreements between the portfolios and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest

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(Unaudited)

rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the portfolios are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain portfolios hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios enter into interest rate swap agreements.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

During the reporting period, the portfolios entered into interest rate swap contracts for the following reasons: The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Global Absolute Return Portfolio entered into interest rate swaps for hedging purposes, to manage interest rate exposure, and as part of the portfolio’s investment strategy.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

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(Unaudited)

A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2013 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

During the reporting period, the portfolios entered into credit default swap contracts for the following reasons: The Diversified Bond Portfolio utilized credit default swaps to manage duration and credit risk, as a substitute for physical securities and as part of the portfolio’s investment strategy. The High Yield Bond Portfolio sold credit protection through credit default swaps to obtain exposure to the broader high yield market through the use of credit default swaps on credit indices. The Inflation Managed and Managed Bond Portfolios sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and to the broader investment grade, high yield, or emerging markets through the use of credit default swaps on credit indices. Both Portfolios also purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, and to take advantage of the basis between the credit default swap and cash bond market. The Global Absolute Return Portfolio entered into credit default swaps for hedging purposes, to increase or decrease credit exposure to various indices, individual issuers and securities or groups of securities, and as part of the portfolio’s investment strategy.

Total Return Swaps – A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

During the reporting period, the portfolios entered into total return swap contracts for the following reasons: The Diversified Bond and Inflation Protected Portfolios entered into total return swaps to manage duration and credit risk, as a substitute for physical securities and as part of the portfolio’s investment strategy. The Global Absolute Return Portfolio entered into total return swaps to increase or decrease credit exposure to various indices, individual issuers and securities or groups of securities, as a substitute for securities, and as part of the portfolio’s investment strategy.

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement. The derivative investments held as of June 30, 2013 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each applicable portfolio during the period ended June 30, 2013.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Fund’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Interest rate contracts	Investments, at value Receivable: Variation margin Swap contracts, at value	Outstanding options written, at value Payable: Variation margin Swap contracts, at value
Foreign exchange contracts	Investments, at value Receivable: Variation margin Forward foreign currency contracts appreciation	Outstanding options written, at value Payable: Variation margin Forward foreign currency contracts depreciation
Credit contracts	Swap contracts, at value	Swap contracts, at value
Equity contracts	Investments, at value Receivable: Variation margin	Outstanding options written, at value Payable: Variation margin

The following is a summary of fair values of derivative investments disclosed in the Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2013:

		Asset Derivative Investments Value
Portfolio	Total Value at June 30, 2013	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$13,831,281	$506,653	$-		$1,909,008	$11,415,620	*
Inflation Managed	12,000,790	-	-		6,348,652	5,652,138	*
Inflation Protected	5,621,517	-	-		5,513,704	107,813
Managed Bond	98,910,715	4,551,093	-		50,451,451	43,908,171	*
Emerging Markets Debt	5,528,542	-	-		5,528,542	-
Comstock	4,394,687	-	-		4,394,687	-
Equity Index	166,220	-	166,220	*	-	-
Small-Cap Equity	28,417	-	28,417	*	-	-
Small-Cap Index	60,635	-	60,635	*	-	-
International Value	3,538,036	-	-		3,538,036	-
Currency Strategies	90,462,033	-	-		90,462,033	-
Global Absolute Return	139,300,880	88,129,784	2,780,570	*	33,077,105	15,313,421	*

		Liability Derivative Investments Value
Portfolio	Total Value at June 30, 2013	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($3,765,275)	$-	$-		($919,686)	($2,845,589	)*
Inflation Managed	(12,362,714)	(1,143,603)	-		(3,572,637)	(7,646,474	)*
Inflation Protected	(9,439,854)	-	-		(403,180)	(9,036,674)
Managed Bond	(36,264,420)	(417,838)	-		(10,804,392)	(25,042,190	)*
Short Duration Bond	(154,500)	-	-		-	(154,500	)*
Emerging Markets Debt	(1,511,506)	-	-		(1,511,506)	-
Long/Short Large-Cap	(15,041)	-	(15,041	)*	-	-
International Value	(13,978,060)	-	-		(13,978,060)	-
Currency Strategies	(42,250,447)	-	-		(42,250,447)	-
Global Absolute Return	(79,207,418)	(22,073,627)	-		(48,170,437)	(8,963,354	)*

*	Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swaps as reported in the Notes to Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Fund’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Interest rate contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign exchange contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contracts and swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts and swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies
Credit contracts	Net realized gain (loss) on futures contracts and swap transactions
Change in net unrealized appreciation (depreciation) on futures contracts and swaps

The following is a summary of each portfolio’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2013:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$19,769,993	($559,974)	$-	$6,154,780	$14,175,187
High Yield Bond	1,066,493	1,066,493	-	-	-
Inflation Managed	33,523,765	(70,725)	-	30,846,477	2,748,013
Inflation Protected	(25,626,727)	(3,595,770)	-	712,608	(22,743,565)
Managed Bond	33,860,469	1,337,002	-	5,234,283	27,289,184
Short Duration Bond	110,774	-	-	(19,724)	130,498
Emerging Markets Debt	3,214,576	-	-	3,214,576	-
Comstock	1,936,904	-	3,023,568	(1,086,664)	-
Equity Index	3,662,227	-	3,662,227	-	-
Growth	2,327,395	-	538,430	1,788,965	-
Large-Cap Growth	2,056,407	-	2,056,407	-	-
Large-Cap Value	4,062,946	-	4,062,946	-	-
Long/Short Large-Cap	2,422,382	-	2,422,382	-	-
Main Street Core	476,719	-	476,719	-	-
Mid-Cap Value	3,123,673	-	3,123,673	-	-
Small-Cap Equity	1,232,133	-	1,232,133	-	-
Small-Cap Index	2,664,673	-	2,664,673	-	-
Value Advantage	589,267	-	589,267	-	-
Emerging Markets	642,646	-	642,646	-	-
International Small-Cap	110,841	-	-	110,841	-
International Value	6,857,220	-	-	6,857,220	-
Currency Strategies	131,321,574	-	-	131,321,574	-
Global Absolute Return	37,206,863	(14,040,705)	(1,725,776)	53,640,991	(667,647)
Precious Metals	(2,576)	-	-	(2,576)	-

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$7,593,926	$35,420	$-	$1,272,754	$6,285,752
High Yield Bond	(19,861)	(19,861)	-	-	-
Inflation Managed	(11,534,027)	(53,475)	-	(6,406,123)	(5,074,429)
Inflation Protected	1,883,131	-	-	8,389,911	(6,506,780)
Managed Bond	17,689,048	(7,445,127)	-	42,878,103	(17,743,928)
Short Duration Bond	(175,644)	-	-	(21,144)	(154,500)
Emerging Markets Debt	4,146,580	-	-	4,146,580	-
Comstock	7,548,886	-	-	7,548,886	-
Equity Index	368,514	-	368,514	-	-
Growth	374,210	-	397,553	(23,343)	-
Long/Short Large-Cap	32,664	-	32,664	-	-
Small-Cap Equity	(86,688)	-	(86,688)	-	-
Small-Cap Index	(352,150)	-	(352,150)	-	-
International Small-Cap	(1,244,392)	-	-	(1,244,392)	-
International Value	(11,957,055)	-	-	(11,957,055)	-
Currency Strategies	41,288,103	-	-	41,288,103	-
Global Absolute Return	3,543,618	16,644,761	1,566,200	(13,314,779)	(1,352,564)

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

	Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Description		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
	Assets				Liabilities
Diversified Bond
Swaps	$519,282	$-	$374,757	$144,525	$-	$-	$-	$-
Options	359,791	-	-	359,791	-	-	-	-
Foreign currency contracts	1,549,217	899,293	-	649,924	(919,686)	(899,293)	-	(20,393)
Futures*	11,402,991	2,845,589	-	8,557,402	(2,845,589)	(2,845,589)	-	-
Inflation Managed
Swaps	$5,356,109	$1,359,700	$1,811,321	$2,185,088	($3,766,816)	($1,359,700)	($1,971,635)	($435,481)
Options	296,029	296,029	-	-	(4,077,558)	(296,029)	(3,001,900)	(779,629)
Foreign currency contracts	6,348,652	732,065	2,545,647	3,070,940	(3,568,060)	(732,065)	(2,269,826)	(566,169)
Futures*	-	-	-	-	(950,280)	-	(661,323)	(288,957)
Sale-buyback financing transactions					(1,111,411,607)	(1,052,597,929)	(54,931,022)	(3,882,656)
Inflation Protected
Swaps	$-	$-	$-	$-	($9,036,674)	$-	($9,036,674)	$-
Options	107,813	-	-	107,813	-	-	-	-
Foreign currency contracts	5,513,704	403,180	-	5,110,524	(403,180)	(403,180)	-	-
Managed Bond
Swaps	$48,438,300	$2,513,088	$19,486,528	$26,438,684	($2,938,872)	($2,513,088)	($323,770)	($102,014)
Options	-	-	-	-	(14,018,329)	-	(10,659,662)	(3,358,667)
Foreign currency contracts	50,451,451	4,275,328	19,592,992	26,583,131	(10,729,797)	(4,275,328)	(5,974,749)	(479,720)
Futures*	20,964	20,964	-	-	(8,577,422)	(20,964)	(5,656,700)	(2,899,758)
Short Duration Bond
Futures*	$-	$-	$-	$-	($154,500)	$-	($154,500)	$-
Emerging Markets Debt
Options	$162,129	$-	$-	$162,129	$-	$-	$-	$-
Foreign currency contracts	5,366,413	1,409,974	-	3,956,439	(1,511,506)	(1,409,974)	(101,532)	-
Comstock
Foreign currency contracts	$4,394,687	$-	$-	$4,394,687	$-	$-	$-	$-
Equity Index
Futures*	$166,220	$-	$-	$166,220	$-	$-	$-	$-
Long/Short Large-Cap
Futures*	$-	$-	$-	$-	($15,041)	$-	($15,041)	$-
Small-Cap Equity
Futures*	$28,417	$-	$-	$28,417	$-	$-	$-	$-
Small-Cap Index
Futures*	$60,635	$-	$-	$60,635	$-	$-	$-	$-
International Value
Foreign currency contracts	$3,538,036	$901,196	$-	$2,636,840	($13,978,060)	($901,196)	$-	($13,076,864)
Currency Strategies
Foreign currency contracts	$90,462,033	$35,635,207	$36,433,445	$18,393,381	($42,250,447)	($35,635,207)	($6,615,240)	$-
Global Absolute Return
Swaps	$108,033,307	$30,670,475	$45,943,467	$31,419,365	($30,670,475)	($30,670,475)	$-	$-
Options	4,200,865	1,763,815	1,447,291	989,759	(3,870,428)	(1,763,815)	(105,319)	(2,001,294)
Foreign currency contracts	21,305,257	16,473,794	2,869,261	1,962,202	(44,300,009)	(16,473,794)	(1,391,161)	(26,435,054)
Futures*	5,761,451	366,506	-	5,394,945	(366,506)	(366,506)	-	-

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

At period end, certain portfolios covered in this report had investments in repurchase agreements (see Note 4). The gross value and related collateral received for these investments are presented in each applicable portfolio’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2013.

As of June 30, 2013, the total value of securities out on loan for the Long/Short Large-Cap Portfolio was $486,199,667, and the cash collateral received was $498,813,337 (see Note (c) in Notes to Schedules of Investments and Statements of Assets and Liabilities).

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS AND SERVICE PLAN

Pursuant to an Investment Advisory Agreement, PLFA, a wholly owned subsidiary of Pacific Life, serves as Adviser to each portfolio of the Fund and managed the Pacific Dynamix and Portfolio Optimization Portfolios directly. PLFA also manages the Cash Management, Floating Rate Income and High Yield Bond Portfolios under the name Pacific Asset Management. With exception of the Cash Management, Floating Rate Income, High Yield Bond, American Funds Growth, American Funds Growth-Income, American Funds Asset Allocation, Pacific Dynamix and Portfolio Optimization Portfolios, PLFA has retained other portfolio management firms to sub-advise each portfolio, as discussed later in this section. PLFA receives advisory fees from each portfolio based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

Cash Management	0.20% of first $250 million 0.15% of next $250 million 0.10% of next $3.5 billion 0.08% on excess	Mid-Cap Growth	0.70% of first $4 billion 0.68% on excess
Diversified Bond High Yield Bond Inflation Managed Managed Bond Short Duration Bond	0.40% of first $4 billion 0.38% on excess	Mid-Cap Value	0.70% of first $1 billion 0.65% of next $1 billion 0.60% on excess
Floating Rate Income	0.65% of First $1 billion 0.62% of next $1 billion 0.59% of next $2 billion 0.57% on excess	Small-Cap Growth	0.60% of first $4 billion 0.58% on excess
Floating Rate Loan (1) American Funds Growth (2) American Funds Growth-Income (2) Small-Cap Equity (1) Small-Cap Value American Funds Asset Allocation (2)	0.75% of first $1 billion 0.72% of next $1 billion 0.69% of next $2 billion 0.67% on excess	Small-Cap Index	0.30% of first $4 billion 0.28% on excess
Inflation Protected	0.40% of first $200 million 0.35% of next $800 million 0.34% of next $1 billion 0.33% on excess	Value Advantage	0.66% of first $4 billion 0.64% on excess
Emerging Markets Debt	0.785% of first $1 billion 0.755% of next $1 billion 0.725% of next $2 billion 0.705% on excess	Health Sciences Technology	0.90% of first $1 billion 0.87% of next $1 billion 0.84% of next $2 billion 0.82% on excess
Comstock (1) Focused 30 Large-Cap Growth (1)	0.75% of first $100 million 0.71% of next $900 million 0.68% of next $3 billion 0.66% on excess	Real Estate	0.90% of first $100 million 0.82% of next $900 million 0.80% of next $3 billion 0.78% on excess
Dividend Growth	0.70% of first $100 million 0.66% of next $900 million 0.63% of next $3 billion 0.61% on excess	Emerging Markets	0.80% of first $4 billion 0.78% on excess
Equity Index	0.05% of first $4 billion 0.03% on excess	International Large-Cap	0.85% of first $100 million 0.77% of next $900 million 0.75% of next $3 billion 0.73% on excess
Growth	0.55% of first $4 billion 0.53% on excess	International Small-Cap (1)	0.85% of first $1 billion 0.82% of next $1 billion 0.79% of next $2 billion 0.77% on excess
Large-Cap Value	0.65% of first $100 million 0.61% of next $900 million 0.58% of next $3 billion 0.56% on excess	Currency Strategies	0.65% on first $3 billion 0.63% on excess
Long/Short Large-Cap (1)	1.00% of the first $4 billion 0.98% on excess	Global Absolute Return	0.80% on first $3 billion 0.78% on excess
Main Street Core	0.45% of first $4 billion 0.43% on excess	Precious Metals	0.75% on first $100 million 0.70% on next $400 million 0.65% on next $500 million 0.60% on excess
Mid-Cap Equity International Value	0.65% of first $4 billion 0.63% on excess

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Pacific Dynamix – Conservative Growth Pacific Dynamix – Moderate Growth Pacific Dynamix – Growth	0.20%	Portfolio Optimization Conservative (3) Portfolio Optimization Moderate-Conservative (3) Portfolio Optimization Moderate (3) Portfolio Optimization Growth (3) Portfolio Optimization Aggressive-Growth (3)	0.10%

(1)	PLFA voluntarily agreed to waive 0.10%, 0.10%, 0.015%, 0.045% (0.275% from January 1, 2013 through April 30, 2013), 0.05% and 0.02% of its advisory fee through April 30, 2014 for the Floating Rate Loan, Small-Cap Equity, Comstock, Large-Cap Growth, Long/Short Large-Cap and International Small-Cap Portfolios, respectively. The agreements can be terminated upon ninety days’ prior written notice by the Funds or if the investment agreements or sub-advisory agreements are terminated. There is no guarantee that PLFA will continue such waivers after that date.
(2)	PLFA voluntarily agreed to waive a portion of its advisory fees for each Feeder Portfolio so that its total annual investment advisory fee does not exceed 0.41% until the earlier of April 30, 2014 or such time as the Feeder Portfolios no longer invest substantially all of their assets in the Master Funds. There is no guarantee that PLFA will continue to waive its advisory fees after that date. As a shareholder of the Master Funds, each Feeder Portfolio also pays an advisory fee, and other expenses of the Master Fund.
(3)	PLFA voluntarily waived its advisory fee for each of the Portfolio Optimization Portfolios through April 30, 2013.

Pursuant to Portfolio Management or Subadvisory Agreements as of June 30, 2013, the Fund and PLFA engage various investment management firms under PLFA’s supervision to sub-advise thirty-four of the forty-eight portfolios covered in this report. The following firms serve as sub-advisers for the respective portfolios: Western Asset Management Company for the Diversified Bond and Inflation Protected Portfolios; Eaton Vance Management for the Floating Rate Loan and Global Absolute Return Portfolios; Pacific Investment Management Company LLC for the Inflation Managed and Managed Bond Portfolios; T. Rowe Price Associates, Inc. for the Short Duration Bond and Dividend Growth Portfolios; Ashmore Investment Management Limited for the Emerging Markets Debt Portfolio; Invesco Advisers, Inc. for the Comstock Portfolio; BlackRock Investment Management, LLC for the Equity Index, Large-Cap Growth and Small-Cap Index Portfolios; Janus Capital Management LLC for the Focused 30 Portfolio; MFS Investment Management for the Growth and International Large-Cap Portfolios; ClearBridge Advisors, LLC for the Large-Cap Value Portfolio; J.P. Morgan Investment Management, Inc. for the Long/Short Large-Cap, Value Advantage and International Value Portfolios; OppenheimerFunds, Inc. for the Main Street Core and Emerging Markets Portfolios; Scout Investments, Inc. for the Mid-Cap Equity Portfolio ; Morgan Stanley Investment Management Inc. for the Mid-Cap Growth and Real Estate Portfolios; BlackRock Capital Management, Inc. for the Mid-Cap Value Portfolio; Franklin Advisory Services, LLC and BlackRock Investment Management, LLC (co-sub-advisers) for the Small-Cap Equity Portfolio; Fred Alger Management, Inc. for the Small-Cap Growth Portfolio; NFJ Investment Group LLC for the Small-Cap Value Portfolio; Jennison Associates LLC for the Health Sciences Portfolio; Columbia Management Investment Advisers, LLC for the Technology Portfolio; Batterymarch Financial Management, Inc. for the International Small-Cap Portfolio; UBS Global Asset Management (Americas) Inc. for the Currency Strategies Portfolio and Wells Capital Management Incorporated for the Precious Metals Portfolio. PLFA, as Adviser to each portfolio of the Fund, pays the related portfolio management fees to these sub-advisors as compensation for their sub-advisory services provided to the Fund.

Each Feeder Portfolio invests all of its assets in a Master Fund; therefore, PLFA has not retained other management firms to sub-advise the assets of the Feeder Portfolios. PLFA is the Adviser to the Feeder Portfolios. Capital Research and Management Company (“CRMC”), pursuant to the Investment Advisory and Service Agreements between the Master Funds (See Note 1) and CRMC, serves as the investment adviser to the Master Funds. For the period ended June 30, 2013, CRMC received advisory fees of 0.33%, 0.27% and 0.29% from the Growth, Growth-Income and Asset Allocation Master Funds, respectively, and an administrative fee of 0.01% for administrative services provided by CRMC and its affiliates, based on the annual percentage of average daily net assets of each Master Fund.

Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Fund that are outside the scope of the Adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Fund compensates Pacific Life and PLFA for their expenses in providing support services to the Fund in connection with various matters, including the expense of registering and qualifying the Fund on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance and oversight of the Fund’s securities lending program, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I shares of the Fund, without remuneration from the Fund. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent and dividend disbursing agent for all Class P shares of the Fund and is compensated by the Fund for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Fund’s shares.

The Distributor receives from the Fund a service fee of 0.20% on Class I shares only, based on an annual percentage of average daily net assets of each portfolio for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Fund, or the variable annuity and variable life insurance contract owners who use the Fund as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Fund; answering shareholder questions regarding the Fund, the portfolios, its portfolio managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan may be terminated at any time by vote of the majority of the independent trustees of the Board.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser, the Distributor and Pacific Life are related parties. The advisory fees earned by the Adviser, including any advisory fee waiver, the service fees earned by to the Distributor (applicable to Class I shares only), and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each portfolio covered in this report for the period ended June 30, 2013 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2013 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Fund’s expenses, PLFA has entered into expense limitation agreements with the Fund and has contractually agreed to reimburse each portfolio (other than the Pacific Dynamix Portfolios) for its operating expenses that exceed an annual rate based on a percentage of a portfolio’s average daily net assets through April 30, 2014 for the portfolios covered in this report. These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax and certain legal services; preparation, printing, filing and distribution to existing shareholders of proxies, prospectuses and shareholder reports and other regulatory documents, as applicable; independent trustees’ fees; and establishing, overseeing and administering the Fund’s compliance program. These operating expenses do not include: advisory fees; service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired funds’ (including Master Funds) fees and expenses; extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each portfolio’s business; and expenses of counsel or other persons or services retained by the independent trustees). The expense cap is 0.03% for the Portfolio Optimization Portfolios and 0.10% for all other portfolios covered in this report. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each portfolio for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Portfolios that exceed an annual rate of 0.59% of a portfolio’s average daily net assets through April 30, 2014. There is no guarantee that PLFA will continue to cap or reimburse upon the expiration of the applicable expense cap agreements. PLFA has agreed, temporarily, to reimburse expenses or waive a portion of its fees with respect to the Cash Management Portfolio to the extent necessary to prevent the portfolio’s expenses from exceeding earnings (i.e. a negative yield). However, there can be no assurance that a negative yield will not occur. There is no guarantee that PLFA will continue to waive a portion of its fees in the future.

Any reimbursement, except for the reimbursement of $879,993 to the Cash Management Portfolio, is subject to recoupment by PLFA, for a period of time as permitted under regulatory and accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable portfolios, but not above the expense cap. The amounts of adviser reimbursement to each of the applicable portfolios covered in this report for the period ended June 30, 2013 are presented in the Statements of Operations. Any amounts that remained due from the Adviser as of June 30, 2013 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of June 30, 2013 that are subject to repayment from the portfolios are as follows:

	Expiration
Portfolio	2013	2014	2015	2016
Floating Rate Income	$-	$-	$-	$11,417
Pacific Dynamix – Conservative Growth	62,479	63,518	76,176	50,088
Pacific Dynamix – Moderate Growth	105,002	131,597	239,686	170,697
Pacific Dynamix – Growth	91,537	117,915	164,359	84,535

There was no recoupment of expense reimbursement by PLFA from any portfolios during the period ended June 30, 2013.

C. INVESTMENTS IN AFFILIATED PORTFOLIOS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2013 is as follows:

Portfolio/Master Fund	Beginning Value as of January 1, 2013	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (3)	Change in Unrealized Appreciation	As of June 30, 2013
							Ending Value	Share Balance
American Funds Asset Allocation
American Funds Insurance Series® Asset Allocation Fund – Class 1	$571,312,589	$350,501,725	$3,517,028	$865,805	$318,782	$64,648,904	$989,433,223	48,812,690

(1)	Purchased cost excludes distributions received and reinvested.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain includes distributions from capital gains, if any.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Pacific Dynamix or Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2013
						Ending Value	Share Balance
Pacific Dynamix – Conservative Growth
PD Aggregate Bond Index ‘P’	$132,964,797	$34,047,641	$3,167,227	$101,537	($4,224,886)	$159,721,862	14,695,197
PD High Yield Bond Market ‘P’	15,034,145	2,687,476	351,914	17,378	83,893	17,470,978	1,475,745
PD Large-Cap Growth Index ‘P’	27,397,501	2,642,013	645,176	154,607	3,126,865	32,675,810	1,842,020
PD Large-Cap Value Index ‘P’	32,934,956	2,092,319	762,480	155,658	5,030,740	39,451,193	2,242,040
PD Small-Cap Growth Index ‘P’	5,162,566	100,574	117,305	26,925	872,885	6,045,645	352,564
PD Small-Cap Value Index ‘P’	7,791,712	138,935	175,957	28,951	1,094,685	8,878,326	555,007
PD Emerging Markets ‘P’	2,353,618	4,546,880	83,300	(13,650)	(641,456)	6,162,092	451,286
PD International Large-Cap ‘P’	25,320,937	2,759,066	561,875	87,716	547,096	28,152,940	2,026,908
Total	$248,960,232	$49,014,904	$5,865,234	$559,122	$5,889,822	$298,558,846

Pacific Dynamix – Moderate Growth
PD Aggregate Bond Index ‘P’	$224,739,260	$93,428,188	$6,723,912	$517,456	($8,176,867)	$303,784,125	27,949,634
PD High Yield Bond Market ‘P’	30,830,960	11,051,984	960,559	48,473	74,293	41,045,151	3,467,017
PD Large-Cap Growth Index ‘P’	94,739,901	22,947,361	2,881,677	933,141	11,100,487	126,839,213	7,150,254
PD Large-Cap Value Index ‘P’	124,236,986	22,923,396	3,650,124	1,133,549	19,144,847	163,788,654	9,308,228
PD Small-Cap Growth Index ‘P’	20,063,191	3,887,470	576,335	133,731	3,384,621	26,892,678	1,568,299
PD Small-Cap Value Index ‘P’	33,016,492	7,224,660	960,559	194,842	4,624,759	44,100,194	2,756,817
PD Emerging Markets ‘P’	19,757,932	20,051,788	589,439	28,206	(3,521,616)	35,726,871	2,616,485
PD International Large-Cap ‘P’	97,312,015	25,139,357	2,868,573	463,230	1,800,277	121,846,306	8,772,485
Total	$644,696,737	$206,654,204	$19,211,178	$3,452,628	$28,430,801	$864,023,192

Pacific Dynamix – Growth
PD Aggregate Bond Index ‘P’	$51,756,859	$14,987,751	$7,914,282	$357,105	($1,753,499)	$57,433,934	5,284,205
PD High Yield Bond Market ‘P’	-	6,600,599	26,096	(191)	(246,230)	6,328,082	534,523
PD Large-Cap Growth Index ‘P’	49,129,992	6,432,753	1,843,359	478,970	5,421,943	59,620,299	3,360,950
PD Large-Cap Value Index ‘P’	60,364,996	1,875,315	2,218,387	594,447	8,970,081	69,586,452	3,954,649
PD Small-Cap Growth Index ‘P’	15,909,498	2,102,687	582,113	152,590	2,593,891	20,176,553	1,176,635
PD Small-Cap Value Index ‘P’	21,488,693	2,736,760	776,151	152,337	2,884,596	26,486,235	1,655,723
PD Emerging Markets ‘P’	13,783,904	8,097,075	498,142	33,528	(2,178,636)	19,237,729	1,408,890
PD International Large-Cap ‘P’	51,736,725	8,627,385	1,843,359	143,776	1,096,570	59,761,097	4,302,579
Total	$264,170,667	$51,460,325	$15,701,889	$1,912,562	$16,788,716	$318,630,381

Portfolio Optimization Conservative
Diversified Bond ‘P’	$491,654,914	$66,875	$60,551,198	$4,459,288	($13,116,317)	$422,513,562	39,528,565
Floating Rate Income ‘P’	-	64,199,950	1,050,333	(3,624)	(706,116)	62,439,877	6,304,720
Floating Rate Loan ‘P’	222,852,974	23,065	71,295,008	3,142,699	1,961,617	156,685,347	20,004,748
High Yield Bond ‘P’	183,486,761	9,214	17,458,881	1,358,626	255,480	167,651,200	24,424,022
Inflation Managed ‘P’	190,267,123	10,634,503	5,312,047	(217,837)	(14,434,440)	180,937,302	16,459,266
Inflation Protection ‘P’	227,191,972	42,435	11,718,584	731,585	(17,316,357)	198,931,051	19,671,508
Managed Bond ‘P’	610,785,390	76,759	87,432,244	4,789,666	(20,431,877)	507,787,694	41,671,754
Short Duration Bond ‘P’	565,671,214	75,401	48,743,205	985,622	(2,542,289)	515,446,743	53,437,079
Emerging Markets Debt ‘P’	197,510,608	58,316,835	9,780,079	719,470	(19,106,462)	227,660,372	22,661,315
Comstock ‘P’	129,907,025	-	57,231,258	9,623,590	10,728,119	93,027,476	8,532,020
Dividend Growth ‘P’	-	6,473,288	-	-	(39,846)	6,433,442	515,332
Equity Index ‘P’	95,218,518	789,753	37,163,399	7,225,583	4,441,963	70,512,418	1,979,736
Growth ‘P’	-	12,946,636	-	-	(113,447)	12,833,189	823,972
Large-Cap Growth ‘P’	76,163,462	23,243,117	61,717,637	2,685,051	1,705,942	42,079,935	6,285,545
Large-Cap Value ‘P’	157,340,798	8,053	41,807,505	8,187,563	15,185,432	138,914,341	9,224,664
Main Street Core ‘P’	-	6,473,288	-	-	(100,353)	6,372,935	265,609
Mid-Cap Equity ‘P’	44,252,182	8,067,827	25,430,455	(1,646,851)	5,794,300	31,037,003	2,243,563
Mid-Cap Value ‘P’	63,025,129	4,110,381	34,209,621	1,993,963	5,989,722	40,909,574	2,460,637
Value Advantage ‘P’	-	35,666,639	792,869	11,545	463,478	35,348,793	3,452,694
International Large-Cap ‘P’	76,652,384	5,035,692	7,472,396	572,572	590,873	75,379,125	10,378,741
International Value ‘P’	46,185,384	2,793,282	4,605,873	46,723	1,055,745	45,475,261	4,130,065
Currency Strategies ‘P’	121,887,642	8,833,209	36,377,390	(191,454)	9,513,998	103,666,005	9,525,952
Global Absolute Return ‘P’	229,236,674	-	24,271,846	332,863	538,037	205,835,728	20,564,103
Precious Metals ‘P’	44,188,227	15,042,675	26,172,097	(5,495,881)	(6,481,747)	21,081,177	4,543,360
Total	$3,773,478,381	$262,928,877	$670,593,925	$39,310,762	($36,164,545)	$3,368,959,550

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2013
						Ending Value	Share Balance

Portfolio Optimization Moderate-Conservative
Diversified Bond ‘P’	$420,935,898	$6,208,445	$5,369,824	$409,162	($9,379,902)	$412,803,779	38,620,160
Floating Rate Income ‘P’	-	75,885,863	67,452	(130)	(847,811)	74,970,470	7,569,968
Floating Rate Loan ‘P’	239,863,944	13,894	59,190,666	2,651,616	2,849,429	186,188,217	23,771,517
High Yield Bond ‘P’	199,233,437	2,434,112	10,251,091	707,468	774,085	192,898,011	28,102,067
Inflation Managed ‘P’	204,270,301	4,610,392	3,295,079	(125,164)	(15,849,731)	189,610,719	17,248,258
Inflation Protection ‘P’	246,026,817	5,875,136	15,181,311	633,320	(19,147,942)	218,206,020	21,577,533
Managed Bond ‘P’	515,441,409	4,970,178	7,348,058	397,744	(16,479,934)	496,981,339	40,784,927
Short Duration Bond ‘P’	514,629,705	4,187,690	42,592,380	909,308	(2,304,143)	474,830,180	49,226,303
Emerging Markets Debt ‘P’	179,566,464	7,000,698	6,532,660	529,948	(13,454,772)	167,109,678	16,634,098
American Funds Growth-Income ‘P’	42,239,443	-	-	-	4,916,338	47,155,781	4,050,232
Comstock ‘P’	176,947,395	23,705	27,340,000	4,051,424	24,948,335	178,630,859	16,383,138
Dividend Growth ‘P’	89,965,690	82,211	7,438,859	1,116,953	10,624,520	94,350,515	7,557,675
Equity Index ‘P’	177,838,222	1,056,324	102,710,561	21,828,718	2,408,933	100,421,636	2,819,480
Growth ‘P’	-	71,141,780	313,469	1,623	(285,718)	70,544,216	4,529,387
Large-Cap Growth ‘P’	130,522,591	1,414,108	19,884,243	1,612,979	13,157,153	126,822,588	18,943,687
Large-Cap Value ‘P’	255,452,973	9,129	37,464,997	6,904,271	31,253,918	256,155,294	17,010,098
Main Street Core ‘P’	177,425,622	1,568,071	75,275,207	14,814,243	5,038,899	123,571,628	5,150,178
Mid-Cap Equity ‘P’	18,674,600	1,907,188	1,333,500	(169,494)	2,763,685	21,842,479	1,578,921
Mid-Cap Growth ‘P’	8,854,606	685,831	1,055,665	113,771	1,221,115	9,819,658	1,102,506
Mid-Cap Value ‘P’	95,637,068	5,584	12,203,141	634,840	14,265,230	98,339,581	5,914,949
Small-Cap Equity ‘P’	63,050,953	1,255,560	8,034,686	730,051	7,105,678	64,107,556	3,758,495
Small-Cap Growth	-	594,825	-	-	373	595,198	46,042
Small-Cap Index ‘P’	62,033,955	10,734	21,866,998	3,548,690	5,736,771	49,463,152	3,438,321
Small-Cap Value ‘P’	-	594,816	-	-	(9,916)	584,900	37,951
Value Advantage ‘P’	-	73,131,343	817,040	11,099	917,064	73,242,466	7,153,959
Emerging Markets ‘P’	48,605,357	5,269,829	6,649,214	(477,002)	(1,303,732)	45,445,238	3,153,230
International Large-Cap ‘P’	126,615,121	5,802,975	19,182,059	1,223,108	671,231	115,130,376	15,851,980
International Small-Cap ‘P’	97,220,275	4,105,417	13,750,065	370,417	5,068,179	93,014,223	10,150,691
International Value ‘P’	102,297,756	4,367,760	16,707,749	25,111	2,499,661	92,482,539	8,399,268
Currency Strategies ‘P’	140,466,473	846,181	7,523,004	195,873	13,499,339	147,484,862	13,552,502
Global Absolute Return ‘P’	282,909,879	25,792	6,941,183	106,689	685,370	276,786,547	27,652,473
Precious Metals ‘P’	85,012,217	17,275,219	928,321	(667,198)	(44,860,988)	55,830,929	12,032,536
Total	$4,701,738,171	$302,360,790	$537,248,482	$62,089,438	$26,480,717	$4,555,420,634

Portfolio Optimization Moderate
Diversified Bond ‘P’	$1,255,974,028	$9,270,830	$26,670,199	$1,844,197	($28,216,782)	$1,212,202,074	113,408,452
Floating Rate Income ‘P’	-	140,400,323	361,742	(317)	(1,565,939)	138,472,325	13,981,919
Floating Rate Loan ‘P’	421,260,900	1,051,696	143,604,075	6,478,903	3,353,929	288,541,353	36,839,418
High Yield Bond ‘P’	516,659,310	219,793	16,121,274	1,289,167	2,678,684	504,725,680	73,530,229
Inflation Managed ‘P’	371,866,988	5,065,393	3,059,107	(102,824)	(28,972,361)	344,798,089	31,365,138
Inflation Protection ‘P’	461,345,905	5,531,124	3,793,625	298,889	(35,576,533)	427,805,760	42,304,025
Managed Bond ‘P’	1,424,331,776	7,678,235	31,704,968	1,437,878	(45,531,641)	1,356,211,280	111,297,896
Short Duration Bond ‘P’	897,563,752	6,493,313	19,669,747	396,952	(3,216,520)	881,567,750	91,393,352
Emerging Markets Debt ‘P’	454,358,593	1,821,086	4,488,181	360,758	(32,955,723)	419,096,533	41,716,871
American Funds Growth-Income ‘P’	198,392,670	-	-	-	23,091,342	221,484,012	19,023,366
Comstock ‘P’	690,242,379	349,673	65,167,713	10,700,594	106,427,162	742,552,095	68,103,202
Dividend Growth ‘P’	196,841,356	548,264	8,267,077	1,328,951	24,940,341	215,391,835	17,253,339
Equity Index ‘P’	313,437,114	2,613,362	17,421,082	3,417,331	39,699,656	341,746,381	9,595,015
Growth ‘P’	44,615,208	141,292,142	614,881	(185,195)	3,735,176	188,842,450	12,124,886
Large-Cap Growth ‘P’	444,235,345	6,386,891	23,519,781	1,927,627	48,935,437	477,965,519	71,394,454
Large-Cap Value ‘P’	982,702,243	148,567	262,410,382	51,842,924	94,694,544	866,977,896	57,572,027
Long/Short Large-Cap ‘P’	534,668,857	6,453,487	26,179,565	2,648,518	76,231,663	593,822,960	55,190,126
Main Street Core ‘P’	297,801,475	3,349,460	6,390,645	1,069,583	32,849,902	328,679,775	13,698,609
Mid-Cap Equity ‘P’	269,812,241	1,489,546	19,734,200	(1,967,457)	40,120,743	289,720,873	20,942,974
Mid-Cap Growth ‘P’	194,135,387	1,794,033	9,878,181	(2,532,023)	31,244,489	214,763,705	24,112,682
Mid-Cap Value ‘P’	626,622,751	3,541,986	243,343,761	24,576,766	74,620,438	486,018,180	29,233,119
Small-Cap Equity ‘P’	108,365,930	1,159,792	6,364,292	778,698	13,519,463	117,459,591	6,886,417
Small-Cap Growth ‘P’	150,582,152	318,924	15,049,421	321,927	20,936,589	157,110,171	12,153,425
Small-Cap Index ‘P’	198,068,111	194,494	31,015,329	5,070,903	25,481,125	197,799,304	13,749,577
Small-Cap Value ‘P’	152,901,916	-	21,782,222	1,457,256	17,945,063	150,522,013	9,766,472
Value Advantage ‘P’	-	280,915,429	-	-	3,730,268	284,645,697	27,802,772
Real Estate ‘P’	330,609,599	1,449,265	12,434,187	383,550	15,479,998	335,488,225	19,048,023
Emerging Markets ‘P’	465,589,943	1,208,305	11,918,002	(855,436)	(15,952,891)	438,071,919	30,395,740
International Large-Cap ‘P’	562,513,554	-	26,142,309	2,127,333	7,400,114	545,898,692	75,163,265
International Small-Cap ‘P’	420,731,096	282,729	21,612,985	1,221,215	24,301,124	424,923,179	46,372,090
International Value ‘P’	468,524,602	61,416	32,324,920	740,142	11,670,107	448,671,347	40,748,352
Currency Strategies ‘P’	599,711,979	2,290,064	11,415,719	311,114	59,332,862	650,230,300	59,750,184
Global Absolute Return ‘P’	755,649,493	393,616	7,398,194	181,556	1,834,008	750,660,479	74,995,043
Precious Metals ‘P’	263,044,862	34,826,313	2,081,566	(1,444,068)	(134,080,408)	160,265,133	34,539,922
Total	$15,073,161,515	$668,599,551	$1,131,939,332	$115,125,412	$478,185,429	$15,203,132,575

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2013
						Ending Value	Share Balance

Portfolio Optimization Growth
Diversified Bond ‘P’	$907,938,008	$481,932	$58,334,695	$4,038,268	($21,938,905)	$832,184,608	77,855,640
Inflation Managed ‘P’	123,323,487	178,214	1,481,196	(203,014)	(9,283,757)	112,533,734	10,236,820
Inflation Protection ‘P’	159,700,805	221,439	2,106,460	163,286	(12,191,294)	145,787,776	14,416,379
Managed Bond ‘P’	1,000,518,048	455,396	45,238,099	2,152,632	(32,139,795)	925,748,182	75,971,810
Short Duration Bond ‘P’	199,806,762	105,798	2,183,804	47,763	(677,794)	197,098,725	20,433,498
Emerging Markets Debt ‘P’	150,847,438	143,131	1,712,989	137,303	(10,906,942)	138,507,941	13,787,081
American Funds Growth ‘P’	40,267,377	-	-	-	4,062,385	44,329,762	4,299,161
American Funds Growth-Income ‘P’	168,166,778	-	-	-	19,573,287	187,740,065	16,125,083
Comstock ‘P’	722,968,124	-	258,808,834	44,242,492	72,135,195	580,536,977	53,243,978
Dividend Growth ‘P’	277,496,387	-	28,544,938	5,179,950	31,822,591	285,953,990	22,905,516
Equity Index ‘P’	442,871,476	-	234,477,041	49,878,830	10,387,552	268,660,817	7,543,034
Growth ‘P’	37,631,798	154,915,405	819,306	(245,700)	3,064,462	194,546,659	12,491,133
Large-Cap Growth ‘P’	362,747,307	1,778	10,675,582	644,571	40,268,210	392,986,284	58,700,973
Large-Cap Value ‘P’	934,591,264	-	234,973,564	45,760,949	93,075,750	838,454,399	55,677,912
Long/Short Large-Cap ‘P’	705,643,254	-	60,623,603	6,532,952	96,273,115	747,825,718	69,503,199
Main Street Core ‘P’	353,593,384	734	13,225,001	2,179,337	37,534,349	380,082,803	15,840,967
Mid-Cap Equity ‘P’	380,049,802	-	36,853,630	(3,930,947)	56,985,367	396,250,592	28,643,659
Mid-Cap Growth ‘P’	263,344,773	-	22,014,014	(5,287,314)	43,817,702	279,861,147	31,421,524
Mid-Cap Value ‘P’	422,420,376	-	35,813,729	2,145,494	65,297,894	454,050,035	27,310,293
Small-Cap Equity ‘P’	656,748,663	-	104,385,846	14,841,565	70,797,697	638,002,079	37,404,763
Small-Cap Growth ‘P’	178,675,088	-	14,584,205	(67,630)	24,934,786	188,958,039	14,617,051
Small-Cap Index ‘P’	38,497,776	12,734	3,046,252	238,554	5,594,953	41,297,765	2,870,722
Small-Cap Value ‘P’	126,555,435	-	9,566,949	442,949	15,475,412	132,906,847	8,623,530
Value Advantage ‘P’	-	284,008,381	-	-	3,772,973	287,781,354	28,109,047
Real Estate ‘P’	382,082,400	230	20,471,654	2,837,207	15,563,902	380,012,085	21,575,956
Emerging Markets ‘P’	461,814,117	142,220,521	16,445,789	(1,143,334)	(23,810,736)	562,634,779	39,038,568
International Large-Cap ‘P’	636,976,826	75,534	22,066,658	1,656,337	8,871,384	625,513,423	86,125,195
International Small-Cap ‘P’	514,100,027	-	37,865,642	2,385,278	29,049,541	507,669,204	55,402,207
International Value ‘P’	497,609,371	199,204	21,564,095	235,988	12,426,018	488,906,486	44,402,510
Currency Strategies ‘P’	492,389,855	45,750	8,377,577	121,355	48,615,403	532,794,786	48,958,940
Global Absolute Return ‘P’	631,955,699	12,390	8,465,751	191,646	1,537,802	625,231,786	62,464,038
Precious Metals ‘P’	334,613,019	2,410,735	3,955,271	(2,719,787)	(151,388,199)	178,960,497	38,569,098
Total	$12,605,944,924	$585,489,306	$1,318,682,174	$172,456,980	$548,600,308	$12,593,809,344

Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$63,810,754	$625,435	$643,111	$51,171	($1,408,725)	$62,435,524	5,841,201
Managed Bond ‘P’	77,063,354	661,330	771,734	44,991	(2,460,274)	74,537,667	6,116,957
American Funds Growth ‘P’	16,193,248	-	-	-	1,633,660	17,826,908	1,728,878
American Funds Growth-Income ‘P’	35,408,053	-	-	-	4,121,218	39,529,271	3,395,188
Comstock ‘P’	160,114,805	-	38,911,121	6,618,153	19,773,502	147,595,339	13,536,714
Dividend Growth ‘P’	71,063,107	31,173	3,429,808	554,749	8,915,150	77,134,371	6,178,625
Equity Index ‘P’	105,484,219	-	49,380,226	10,515,623	3,878,238	70,497,854	1,979,327
Growth ‘P’	7,864,593	27,263,375	145,158	(43,615)	653,674	35,592,869	2,285,289
Large-Cap Growth ‘P’	126,211,442	50,725	42,699,593	3,922,791	10,540,968	98,026,333	14,642,346
Large-Cap Value ‘P’	199,920,274	56,638	18,397,823	3,534,611	26,951,556	212,065,256	14,082,281
Long/Short Large-Cap ‘P’	142,098,759	37,731	9,269,825	930,635	19,773,316	153,570,616	14,272,910
Main Street Core ‘P’	76,470,052	2,104	2,594,292	438,789	8,176,414	82,493,067	3,438,119
Mid-Cap Equity ‘P’	63,379,094	31,570	3,113,109	(420,329)	9,280,318	69,157,544	4,999,173
Mid-Cap Growth ‘P’	59,982,947	94,598	3,354,419	(842,647)	9,660,918	65,541,397	7,358,687
Mid-Cap Value ‘P’	117,152,100	-	14,173,751	1,193,379	17,630,099	121,801,827	7,326,161
Small-Cap Equity ‘P’	132,252,562	-	18,618,584	2,612,051	14,662,224	130,908,253	7,674,884
Small-Cap Growth ‘P’	61,292,308	-	7,290,714	81,728	8,452,772	62,536,094	4,837,546
Small-Cap Index ‘P’	69,909,575	-	13,591,775	2,104,128	8,523,372	66,945,300	4,653,553
Small-Cap Value ‘P’	52,914,141	-	8,455,727	594,511	6,143,275	51,196,200	3,321,815
Value Advantage ‘P’	-	68,067,963	-	-	903,332	68,971,295	6,736,772
Real Estate ‘P’	119,994,226	1,658	10,770,822	1,588,188	4,409,355	115,222,605	6,541,997
Emerging Markets ‘P’	131,552,256	487,668	1,337,671	(120,387)	(4,753,268)	125,828,598	8,730,652
International Large-Cap ‘P’	169,589,220	260,225	7,045,316	517,228	2,278,181	165,599,538	22,800,938
International Small-Cap ‘P’	139,863,873	5,112	7,247,969	379,198	8,077,642	141,077,856	15,395,901
International Value ‘P’	107,773,461	259,962	5,301,085	57,746	2,685,499	105,475,583	9,579,297
Currency Strategies ‘P’	103,680,711	418,171	1,474,776	30,351	10,296,482	112,950,939	10,379,152
Global Absolute Return ‘P’	130,053,631	508,371	1,311,947	33,533	308,584	129,592,172	12,946,959
Precious Metals ‘P’	93,660,941	17,610,910	1,054,702	(734,379)	(46,280,893)	63,201,877	13,621,103
Total	$2,634,753,706	$116,474,719	$270,385,058	$33,642,197	$152,826,589	$2,667,312,153
D. INDEPENDENT TRUSTEES

The Fund pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Each independent trustee of the Board is eligible to participate in the Fund’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain portfolios in the Pacific Life Funds. Pacific Life Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. PLFA is the Adviser to Pacific Life Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV of the Class A and/or Class P shares of the corresponding series of the Pacific Life Funds without a sales load. The obligation of each portfolio under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a portfolio’s DCP Liability account will cause the expenses of that portfolio to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a portfolio’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2013, such expenses increased by $3,590 for all applicable portfolios covered in this report as a result of the market value appreciation on such accounts. As of June 30, 2013, the total amount in the DCP Liability accounts for all applicable portfolios covered in this report was $190,630.

E. OFFICERS OF THE FUND

All officers of the Fund are also officers of Pacific Life and PLFA and received no compensation from the Fund.

F. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the trustees which provides that the Fund will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Fund, to the fullest extent permitted by the Fund’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/ or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. SECURITIES LENDING

The Fund, on behalf of the Long/Short Large-Cap and Global Absolute Return Portfolios, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the portfolios. For the period ended June 30, 2013, the Global Absolute Return Portfolio did not utilize the securities lending program.

Under this program, the proceeds (cash collateral) received from borrowers are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and/or (ii) borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective.

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The portfolios retained beneficial ownership and all economic benefits in the securities they have loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The portfolio manager of each portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Fund’s policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as an investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

9. COMMITTED LINE OF CREDIT

The Fund has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds rate or the Overnight LIBOR rate, plus 1.25%. The Fund pays the Bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line up to a maximum of $75,000. As of June 30, 2013, the actual interest rate on borrowing by the Fund was 1.38%. The committed line of credit will expire on August 31, 2013, unless renewed and applies to all portfolios covered in this report except the American Funds Growth, American Funds Growth-Income, American Funds Asset Allocation, Pacific Dynamix and Portfolio Optimization Portfolios. The commitment fees and interest incurred by the Fund are recorded as an expense. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio. During the reporting period, the weighted

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

average interest rate and the average dollar amount of borrowings on the days that each applicable portfolio had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Managed Bond	1.40%	$18,401,280
Focused 30	1.40%	997,583
Growth	1.43%	712,270
Large-Cap Growth	1.38%	2,519,594
Long/Short Large-Cap	1.39%	412,086
Mid-Cap Equity	1.39%	3,315,022
Mid-Cap Value	1.42%	2,195,886

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Small-Cap Equity	1.42%	$224,033
Small-Cap Index	1.38%	5,973,993
Technology	1.42%	275,913
International Large-Cap	1.43%	6,233,127
International Small-Cap	1.42%	2,654,505
International Value	1.43%	4,100,830
Global Absolute Return	1.40%	12,225,389

As of June 30, 2013, none of the portfolios covered in this report had loans outstanding in connection with this line of credit.

10. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 4), if any, are marked to market daily and valued according to the Fund’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2013, the Floating Rate Income and Floating Rate Loan Portfolios had an unfunded loan commitments of $389,448 and $792,172, respectively (see details in the Notes (d) and (g), respectively in the Notes to Schedule of Investments).

11. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments, and the Cash Management Portfolio since it trades exclusively in short-term debt investments) for the period ended June 30, 2013, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Diversified Bond	$3,492,370,263	$3,418,870,673
Inflation Managed	231,299,137	223,606,023
Inflation Protected	316,387,924	316,550,428
Managed Bond	7,974,655,623	8,034,536,856
Short Duration Bond	376,272,020	416,696,033
Global Absolute Return	30,890,905	-

	Other Securities
Portfolio	Purchases	Sales
Diversified Bond	$293,927,098	$239,917,816
Floating Rate Income	387,108,140	102,513,172
Floating Rate Loan	707,907,020	930,337,714
High Yield Bond	662,302,614	710,666,458
Inflation Managed	76,828,546	170,157,431
Inflation Protected	167,468,700	245,565,299
Managed Bond	10,281,184,857	11,076,860,769
Short Duration Bond	594,824,456	441,399,746
Emerging Markets Debt	377,569,852	352,150,236
American Funds Growth	8,073,985	12,216,354
American Funds Growth-Income	9,015,319	11,863,880
Comstock	80,040,120	451,289,222
Dividend Growth	68,317,389	89,635,145
Equity Index	28,027,576	436,654,533
Focused 30	30,503,363	46,659,424
Growth	881,988,520	488,891,341
Large-Cap Growth	2,264,358,841	2,375,688,575
Large-Cap Value	32,690,238	590,061,557
Long/Short Large-Cap	1,072,143,369	1,144,682,158
Main Street Core	318,350,335	413,761,080
Mid-Cap Equity	1,591,699,319	1,661,840,765
Mid-Cap Growth	190,174,773	242,100,306
Mid-Cap Value	445,754,150	739,991,724
Small-Cap Equity	129,337,651	260,391,863

	Other Securities
Portfolio	Purchases	Sales
Small-Cap Growth	$223,036,407	$254,386,563
Small-Cap Index	85,399,390	149,729,505
Small-Cap Value	79,111,116	101,500,504
Value Advantage	739,374,744	27,949,822
Health Sciences	56,046,068	45,532,063
Real Estate	117,727,901	137,290,573
Technology	27,156,823	27,179,228
Emerging Markets	506,138,989	444,704,077
International Large-Cap	161,603,099	263,755,534
International Small-Cap	319,029,747	402,844,129
International Value	421,265,135	484,015,212
Currency Strategies	571,695,118	537,552,474
Global Absolute Return	651,703,384	400,512,826
Precious Metals	104,603,443	33,405,148
American Funds Asset Allocation	354,018,753	865,805
Pacific Dynamix – Conservative Growth	49,014,904	5,865,234
Pacific Dynamix – Moderate Growth	206,654,204	19,211,178
Pacific Dynamix – Growth	51,460,325	15,701,889
Portfolio Optimization Conservative	262,928,877	670,593,925
Portfolio Optimization Moderate-Conservative	302,360,790	537,248,482
Portfolio Optimization Moderate	668,599,551	1,131,939,332
Portfolio Optimization Growth	585,489,306	1,318,682,174
Portfolio Optimization Aggressive Growth	116,474,719	270,385,058

12. FEDERAL INCOME TAX INFORMATION

Currently each portfolio of the Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) or treated as a partnership for Federal income tax purposes only. A portfolio that is qualified as a RIC does not have to pay income tax as long as it distributes sufficient taxable income and net capital gains. Insurance companies whose separate accounts invest in a portfolio taxed as a RIC would take into account for Federal income tax purposes amounts (and in some cases the character of amounts) distributed by such portfolio. A portfolio that is treated as a partnership for tax purposes only is not subject to income tax; and any income, gains,

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

losses, deductions, and credits of the portfolio would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably when a portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a RIC. All portfolios except for the Cash Management, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, Emerging Markets Debt, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Currency Strategies and Global Absolute Return Portfolios, elected to be taxed as a partnership (instead of a RIC).

Each of the portfolios electing to be taxed as a RIC declared and paid sufficient dividends on net investment income and capital gains distributions during 2012 to qualify as a RIC, and is not required to pay Federal income tax under the Code. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined in accordance with income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. These differences are primarily due to differing treatments for futures and options, swap income, paydown gains/loss, partnership income, foreign currency transactions, passive foreign investment companies, post-October capital losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of capital accounts. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each portfolio.

Effective January 1, 2013, each portfolio that qualifies as a RIC intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes. Under this provision, the insurance company separate accounts that are the record shareholders of the RIC Portfolios consent to treat specified amounts as dividend income and capital gains for tax purposes even though dividends and capital gains are not actually paid (either in cash or by reinvestment in additional shares) by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Each partner, which would be Pacific Life and PL&A through their respective separate accounts, is required to report its respective share of income, gains, losses, deductions and credits of each Partnership Portfolio. Under the Fund’s new dividend and distributions policy, no dividends and capital gains distributions will be made by any portfolios after December 31, 2012 (see Note 2B).

There were no post-October losses deferred by any portfolios covered in this report as of December 31, 2012. The following table shows the accumulated capital losses and components of distributable earnings on a tax basis, if any, as of December 31, 2012 (only applicable to portfolios electing to be taxed as a RIC for Federal income tax purposes):

		Distributable Earnings
Portfolio	Accumulated Capital Losses	Undistributed Ordinary Income	Undistributed Long-term Capital Gains
Cash Management	($9,006)	$6,839	$-
Diversified Bond	-	65,479,778	23,289,347
Floating Rate Loan	(241,719,807)	11,242,139	-
High Yield Bond	(15,574,017)	19,285,482	-
Inflation Managed	-	179,743,934	11,506,950
Inflation Protected	-	66,822,593	23,150,387
Managed Bond	-	229,860,282	47,994,819
Short Duration	(85,573,831)	7,208,278	-
Emerging Markets Debt	-	16,283,583	-
Emerging Markets	-	4,945,410	129,442,875
International Large-Cap	(163,926,791)	11,118,080	-
International Small-Cap	(242,429,318)	9,349,384	-
International Value	(1,505,588,340)	15,816,453	-
Currency Strategies	(2,060)	-	-
Global Absolute Return	-	-	72,847

Accumulated capital losses represent net capital loss carryovers as of December 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The following table shows the expiration dates and the amounts of capital losses carryover, if any, by each of the applicable portfolios electing to be taxed as a RIC during the year ended December 31, 2012:

	Net Capital Loss Carryover Expiring in					Unlimited Period of Net Capital Loss Carryover		Accumulated Capital Loss Carryover
Portfolio	2014	2015	2016	2017	2018	Short-Term	Long-Term
Cash Management	$-	$-	$-	($4,988)	$-	($4,018)	$-	($9,006)
Floating Rate Loan	-	(2,052,031)	(33,649,381)	(117,819,019)	(84,889,932)	(2,953,345)	(356,099)	(241,719,807)
High Yield Bond	-	-	-	(15,574,017)	-	-	-	(15,574,017)
Short Duration Bond	(1,563,775)	-	-	(84,010,056)	-	-	-	(85,573,831)
International Large-Cap	-	-	-	(132,569,990)	(31,356,801)	-	-	(163,926,791)
International Small-Cap	-	-	(20,440,446)	(221,988,872)	-	-	-	(242,429,318)
International Value	-	-	(177,748,089)	(948,743,595)	(82,194,234)	(107,316,470)	(189,585,952)	(1,505,588,340)
Currency Strategies	-	-	-	-	-	(2,060)	-	(2,060)

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2013, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (1)	Unrealized Appreciation (Depreciation)
Cash Management	$662,128,325	$-	$-	$-	$-	$-
Diversified Bond	3,304,604,226	89,286,786	(87,358,685)	1,928,101	8,666,699	10,594,800
Floating Rate Income	312,269,856	240,490	(4,265,475)	(4,024,985)	(4,448)	(4,029,433)
Floating Rate Loan	743,821,376	10,078,950	(6,073,588)	4,005,362	(5,069)	4,000,293
High Yield Bond	1,169,491,730	37,941,069	(25,561,078)	12,379,991	-	12,379,991
Inflation Managed	2,662,150,044	1,274,569	(122,073,402)	(120,798,833)	(317,973)	(121,116,806)
Inflation Protected	1,009,440,357	4,129,530	(30,717,284)	(26,587,754)	(3,785,227)	(30,372,981)
Managed Bond	6,034,655,187	114,815,968	(213,962,370)	(99,146,402)	39,359,668	(59,786,734)
Short Duration Bond	2,406,311,050	17,132,108	(14,431,051)	2,701,057	(147,724)	2,553,333
Emerging Markets Debt	962,760,589	8,586,184	(57,095,521)	(48,509,337)	3,513,139	(44,996,198)
American Funds Growth	202,291,655	86,040,035	(66,125)	85,973,910	-	85,973,910
American Funds Growth-Income	558,358,735	160,145,067	(85,590)	160,059,477	-	160,059,477
Comstock	1,433,172,912	498,610,513	(13,281,245)	485,329,268	4,384,940	489,714,208
Dividend Growth	685,511,530	213,321,410	(5,227,816)	208,093,594	(832)	208,092,762
Equity Index	1,107,331,647	726,432,048	(15,469,076)	710,962,972	166,220	711,129,192
Focused 30	85,549,409	23,652,247	(2,151,082)	21,501,165	(572)	21,500,593
Growth	897,279,466	49,157,322	(18,115,110)	31,042,212	17,806	31,060,018
Large-Cap Growth	1,222,845,341	81,236,159	(22,389,368)	58,846,791	-	58,846,791
Large-Cap Value	1,850,871,846	810,738,430	(11,187,897)	799,550,533	71,344	799,621,877
Long/Short Large-Cap	1,756,332,016	282,689,925	(19,560,288)	263,129,637	(52,888,898)	210,240,739
Main Street Core	1,192,174,926	301,018,382	(8,783,512)	292,234,870	4,967	292,239,837
Mid-Cap Equity	1,035,393,881	115,395,008	(35,953,376)	79,441,632	-	79,441,632
Mid-Cap Growth	632,595,472	183,964,266	(40,635,042)	143,329,224	(9,903)	143,319,321
Mid-Cap Value	1,120,119,310	182,960,628	(25,132,091)	157,828,537	1	157,828,538
Small-Cap Equity	833,119,096	185,558,557	(22,134,531)	163,424,026	28,408	163,452,434
Small-Cap Growth	436,179,510	106,937,335	(12,566,838)	94,370,497	-	94,370,497
Small-Cap Index	597,129,689	218,187,112	(44,618,273)	173,568,839	60,598	173,629,437
Small-Cap Value	382,985,402	137,777,591	(8,209,362)	129,568,229	(1,259)	129,566,970
Value Advantage	740,141,625	21,820,155	(15,222,092)	6,598,063	-	6,598,063
Health Sciences	146,431,739	71,716,286	(6,015,951)	65,700,335	-	65,700,335
Real Estate	931,881,591	198,682,609	(6,747,717)	191,934,892	4	191,934,896
Technology	65,403,501	9,135,426	(1,814,532)	7,320,894	(23,329)	7,297,565
Emerging Markets	1,462,310,422	233,241,410	(121,307,392)	111,934,018	(676,353)	111,257,665
International Large-Cap	1,663,044,144	348,339,192	(74,379,466)	273,959,726	(76,305)	273,883,421
International Small-Cap	1,045,233,997	244,694,654	(79,497,257)	165,197,397	(82,786)	165,114,611
International Value	1,382,204,878	153,585,333	(44,856,127)	108,729,206	(10,608,598)	98,120,608
Currency Strategies	1,535,762,005	1,189,809	(7,069,557)	(5,879,748)	48,104,750	42,225,002
Global Absolute Return	2,234,409,599	6,144,373	(53,121,463)	(46,977,090)	(4,357,755)	(51,334,845)
Precious Metals	990,443,513	192,359	(507,393,562)	(507,201,203)	(17,046)	(507,218,249)
American Funds Asset Allocation	862,850,652	126,921,018	(338,447)	126,582,571	-	126,582,571
Pacific Dynamix – Conservative Growth	284,412,662	16,495,642	(2,349,458)	14,146,184	-	14,146,184
Pacific Dynamix – Moderate Growth	805,993,360	64,144,285	(6,114,453)	58,029,832	-	58,029,832
Pacific Dynamix – Growth	286,183,721	34,821,305	(2,374,645)	32,446,660	-	32,446,660
Portfolio Optimization Conservative	3,284,458,307	129,355,703	(44,854,460)	84,501,243	-	84,501,243
Portfolio Optimization Moderate-Conservative	4,383,612,047	264,686,656	(92,878,069)	171,808,587	-	171,808,587
Portfolio Optimization Moderate	14,434,301,648	1,070,578,637	(301,747,710)	768,830,927	-	768,830,927
Portfolio Optimization Growth	11,869,953,372	1,029,609,459	(305,753,487)	723,855,972	-	723,855,972
Portfolio Optimization Aggressive-Growth	2,488,767,330	257,805,089	(79,260,266)	178,544,823	-	178,544,823

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, unfunded loan commitments, and assets and liabilities in foreign currencies, if any.

Each portfolio recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Each portfolio analyzes all open tax years, as defined by the statute of limitations, for all major jurisdictions. As a result of each portfolio’s evaluation, as of and during the period ended June 30, 2013, the Fund did not record a liability for any unrecognized tax benefits. Each portfolio’s policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense. During the period ended June 30, 2013, none of the portfolios covered in this report incurred any interest or penalties. Each portfolio is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Each portfolio remains subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Massachusetts) for the tax years ended December 31, 2009 through December 31, 2012 for Federal purposes and December 31, 2008 through December 31, 2012 for State purposes.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

13. TAX CHARACTER OF DISTRIBUTIONS

Under the Fund’s new dividend and distributions policy, no dividends and capital gains distributions will be made by any portfolios after December 31, 2012 (see Note 2B and Note 12). The tax character of income and capital gains distributions to shareholders for the year or period ended December 31, 2012, were as follows:

	For the Year Ended December 31, 2012
Portfolio	Ordinary Income	Long-term Capital Gains	Total
Cash Management	$7,301	$-	$7,301
Diversified Bond	101,854,462	22,748,781	124,603,243
Floating Rate Loan	49,212,579	-	49,212,579
High Yield Bond	86,047,570	-	86,047,570
Inflation Managed	308,066,210	21,217,771	329,283,981
Inflation Protected	13,531,981	-	13,531,981
Managed Bond	280,612,043	5,860,476	286,472,519
Short Duration Bond	25,062,415	-	25,062,415
Emerging Markets Debt	22,000,000	-	22,000,000
American Funds Growth	923,561	-	923,561
American Funds Growth-Income	10,850,741	-	10,850,741
Comstock	48,674,394	107,295,427	155,969,821
Dividend Growth	25,110,523	8,674,556	33,785,079
Equity Index	52,842,513	-	52,842,513
Focused 30	-	11,618,000	11,618,000
Growth	5,343,628	191,447,714	196,791,342
Large-Cap Growth	42,995,207	139,012,560	182,007,767
Large-Cap Value	71,289,291	76,040,764	147,330,055
Long/Short Large-Cap	87,682,789	93,889,384	181,572,173
Main Street Core	17,871,221	61,812,856	79,684,077
Mid-Cap Equity	9,749,263	218,571,962	228,321,225
Mid-Cap Growth	24,450,578	178,363,619	202,814,197
Mid-Cap Value	42,558,214	73,227,428	115,785,642
Small-Cap Equity	32,536,302	28,884,031	61,420,333

	For the Year Ended December 31, 2012
Portfolio	Ordinary Income	Long-term Capital Gains	Total
Small-Cap Growth	$1,010,000	$63,463,963	$64,473,963
Small Cap Index	9,106,558	9,987,933	19,094,491
Small-Cap Value	10,598,656	49,014,289	59,612,945
Health Sciences	-	7,833,338	7,833,338
Real Estate	14,050,000	49,993,214	64,043,214
Technology	4,099,678	2,879,463	6,979,141
Emerging Markets	13,000,000	156,725,573	169,725,573
International Large-Cap	40,033,483	-	40,033,483
International Small-Cap	27,031,316	-	27,031,316
International Value	58,417,215	-	58,417,215
American Funds Asset Allocation	9,011,154	5,405,942	14,417,096
Pacific Dynamix – Conservative Growth	4,920,041	5,691,120	10,611,161
Pacific Dynamix – Moderate Growth	10,016,053	6,493,049	16,509,102
Pacific Dynamix – Growth	4,422,699	7,733,852	12,156,551
Portfolio Optimization Conservative	92,129,368	-	92,129,368
Portfolio Optimization Moderate-Conservative	105,460,917	-	105,460,917
Portfolio Optimization Moderate	300,649,697	-	300,649,697
Portfolio Optimization Growth	214,990,409	-	214,990,409
Portfolio Optimization Aggressive-Growth	36,761,146	-	36,761,146

14. SHARES OF BENEFICIAL INTEREST

Change in shares of beneficial interest of each portfolio for the periods ended June 30, 2013 and the year or periods ended December 31, 2012 were as follows:

	Cash Management		Diversified Bond		Floating Rate Income (1)
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	27,583,590	39,036,884	1,782,741	4,749,647	720,813
Dividends and distributions reinvested (2)	-	715	-	526,647	-
Shares repurchased	(24,764,045)	(58,119,014)	(1,908,550)	(4,947,167)	(76,430)
Net increase (decrease)	2,819,545	(19,081,415)	(125,809)	329,127	644,383
Shares outstanding, beginning of year or period	63,358,846	82,440,261	13,839,938	13,510,811	-
Shares outstanding, end of year or period	66,178,391	63,358,846	13,714,129	13,839,938	644,383

Class P
Shares sold	-	-	1,519,902	53,078,803	30,502,735
Dividends and distributions reinvested (2)	-	10	-	11,216,114	-
Shares repurchased	-	-	(13,781,887)	(59,174,866)	(2,646,128)
Net increase (decrease)	-	10	(12,261,985)	5,120,051	27,856,607
Shares outstanding, beginning of year or period	3,877	3,867	287,516,002	282,395,951	-
Shares outstanding, end of year or period	3,877	3,877	275,254,017	287,516,002	27,856,607

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Floating Rate Loan		High Yield Bond		Inflation Managed
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	6,331,600	3,114,219	5,001,406	24,206,688	2,014,013	6,255,108
Dividends and distributions reinvested (2)	-	717,415	-	4,105,818	-	12,658,961
Shares repurchased	(1,603,578)	(3,216,713)	(14,357,297)	(22,840,759)	(8,319,070)	(9,504,995)
Net increase (decrease)	4,728,022	614,921	(9,355,891)	5,471,747	(6,305,057)	9,409,074
Shares outstanding, beginning of year or period	14,558,595	13,943,674	63,394,253	57,922,506	67,307,964	57,898,890
Shares outstanding, end of year or period	19,286,617	14,558,595	54,038,362	63,394,253	61,002,907	67,307,964

Class P
Shares sold	140,434	6,319,130	385,435	9,919,417	1,776,241	17,469,962
Dividends and distributions reinvested (2)	-	5,968,083	-	9,358,333	-	17,327,987
Shares repurchased	(34,895,062)	(27,543,290)	(6,276,059)	(48,808,069)	(1,097,398)	(119,548,407)
Net increase (decrease)	(34,754,628)	(15,256,077)	(5,890,624)	(29,530,319)	678,843	(84,750,458)
Shares outstanding, beginning of year or period	115,370,311	130,626,388	131,946,941	161,477,260	74,630,639	159,381,097
Shares outstanding, end of year or period	80,615,683	115,370,311	126,056,317	131,946,941	75,309,482	74,630,639

	Inflation Protected		Managed Bond		Short Duration Bond
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	705,210	1,935,542	4,048,172	9,765,611	7,997,032	9,015,693
Dividends and distributions reinvested (2)	-	21,349	-	6,776,140	-	224,975
Shares repurchased	(750,126)	(1,548,187)	(8,643,256)	(14,670,699)	(2,255,465)	(5,886,731)
Net increase (decrease)	(44,916)	408,704	(4,595,084)	1,871,052	5,741,567	3,353,937
Shares outstanding, beginning of year or period	2,296,493	1,887,789	131,138,572	129,267,520	29,479,203	26,125,266
Shares outstanding, end of year or period	2,251,577	2,296,493	126,543,488	131,138,572	35,220,770	29,479,203

Class P
Shares sold	1,074,619	25,233,770	1,099,579	30,792,935	1,121,096	111,895,430
Dividends and distributions reinvested (2)	-	1,233,535	-	17,027,142	-	2,384,143
Shares repurchased	(3,057,110)	(63,184,089)	(13,626,865)	(149,354,712)	(11,664,035)	(51,444,895)
Net increase (decrease)	(1,982,491)	(36,716,784)	(12,527,286)	(101,534,635)	(10,542,939)	62,834,678
Shares outstanding, beginning of year or period	99,951,936	136,668,720	288,370,629	389,905,264	225,033,172	162,198,494
Shares outstanding, end of year or period	97,969,445	99,951,936	275,843,343	288,370,629	214,490,233	225,033,172

	Emerging Markets Debt (3)		American Funds Growth		American Funds Growth-Income
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	996,400	745,993	981,118	2,131,117	818,382	1,280,061
Dividends and distributions reinvested (2)	-	14,477	-	37,272	-	210,196
Shares repurchased	(327,146)	(38,959)	(1,455,486)	(5,165,370)	(1,147,673)	(3,041,034)
Net increase (decrease)	669,254	721,511	(474,368)	(2,996,981)	(329,291)	(1,550,777)
Shares outstanding, beginning of year or period	721,511	-	22,363,440	25,360,421	19,382,057	20,932,834
Shares outstanding, end of year or period	1,390,765	721,511	21,889,072	22,363,440	19,052,766	19,382,057

Class P
Shares sold	6,161,098	96,718,450	-	4,284,148	-	4,628,019
Dividends and distributions reinvested (2)	-	2,024,135	-	64,893	-	852,285
Shares repurchased	(2,076,643)	(8,027,674)	-	(61,775,905)	-	(68,804,257)
Net increase (decrease)	4,084,455	90,714,911	-	(57,426,864)	-	(63,323,953)
Shares outstanding, beginning of year or period	90,714,911	-	6,028,039	63,454,903	42,593,869	105,917,822
Shares outstanding, end of year or period	94,799,366	90,714,911	6,028,039	6,028,039	42,593,869	42,593,869

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Comstock		Dividend Growth		Equity Index
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	3,070,400	2,588,086	1,812,658	3,132,058	1,690,336	3,656,043
Dividends and distributions reinvested (2)	-	1,154,219	-	685,294	-	648,909
Shares repurchased	(1,023,693)	(2,365,566)	(1,176,143)	(2,872,824)	(1,704,804)	(4,754,199)
Net increase (decrease)	2,046,707	1,376,739	636,515	944,528	(14,468)	(449,247)
Shares outstanding, beginning of year or period	16,802,833	15,426,094	17,897,440	16,952,912	27,803,326	28,252,573
Shares outstanding, end of year or period	18,849,540	16,802,833	18,533,955	17,897,440	27,788,858	27,803,326

Class P
Shares sold	38,985	43,960,355	567,901	2,637,917	136,494	3,367,271
Dividends and distributions reinvested (2)	-	17,302,912	-	2,586,547	-	1,061,860
Shares repurchased	(42,650,884)	(92,305,673)	(3,942,936)	(32,229,806)	(12,483,724)	(25,513,161)
Net decrease	(42,611,899)	(31,042,406)	(3,375,035)	(27,005,342)	(12,347,230)	(21,084,030)
Shares outstanding, beginning of year or period	202,410,950	233,453,356	57,785,521	84,790,863	36,263,822	57,347,852
Shares outstanding, end of year or period	159,799,051	202,410,950	54,410,486	57,785,521	23,916,592	36,263,822

	Focused 30		Growth		Large-Cap Growth
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	570,503	2,403,873	77,943	922,796	1,689,828	7,503,639
Dividends and distributions reinvested (2)	-	1,010,928	-	12,232,257	-	4,899,309
Shares repurchased	(1,781,653)	(3,247,553)	(2,493,687)	(4,316,396)	(3,785,320)	(8,358,560)
Net increase (decrease)	(1,211,150)	167,248	(2,415,744)	8,838,657	(2,095,492)	4,044,388
Shares outstanding, beginning of year or period	9,128,936	8,961,688	31,609,545	22,770,888	27,640,444	23,596,056
Shares outstanding, end of year or period	7,917,786	9,128,936	29,193,801	31,609,545	25,544,952	27,640,444

Class P
Shares sold	-	-	26,060,174	206,749	4,856,731	20,484,444
Dividends and distributions reinvested (2)	-	86	-	3,528,659	-	28,330,818
Shares repurchased	-	-	(124,272)	(31,189,670)	(24,519,883)	(34,751,741)
Net increase (decrease)	-	86	25,935,902	(27,454,262)	(19,663,152)	14,063,521
Shares outstanding, beginning of year or period	843	757	6,318,766	33,773,028	189,630,157	175,566,636
Shares outstanding, end of year or period	843	843	32,254,668	6,318,766	169,967,005	189,630,157

	Large-Cap Value		Long/Short Large-Cap		Main Street Core
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	1,116,843	1,931,610	1,082,306	1,197,642	102,725	1,025,116
Dividends and distributions reinvested (2)	-	1,193,604	-	654,080	-	1,585,421
Shares repurchased	(2,111,696)	(4,828,826)	(744,241)	(1,113,444)	(1,930,804)	(5,021,056)
Net increase (decrease)	(994,853)	(1,703,612)	338,065	738,278	(1,828,079)	(2,410,519)
Shares outstanding, beginning of year or period	25,621,963	27,325,575	4,440,730	3,702,452	27,452,754	29,863,273
Shares outstanding, end of year or period	24,627,110	25,621,963	4,778,795	4,440,730	25,624,675	27,452,754

Class P
Shares sold	16,481	39,650,098	665,654	29,964,787	484,993	6,192,229
Dividends and distributions reinvested (2)	-	10,830,484	-	20,827,011	-	2,522,466
Shares repurchased	(40,531,604)	(72,498,343)	(9,187,413)	(59,016,995)	(4,125,550)	(10,553,483)
Net decrease	(40,515,123)	(22,017,761)	(8,521,759)	(8,225,197)	(3,640,557)	(1,838,788)
Shares outstanding, beginning of year or period	194,082,105	216,099,866	147,487,994	155,713,191	42,034,040	43,872,828
Shares outstanding, end of year or period	153,566,982	194,082,105	138,966,235	147,487,994	38,393,483	42,034,040

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	1,014,012	1,178,965	1,755,454	3,651,097	3,513,945	2,586,743
Dividends and distributions reinvested (2)	-	7,129,292	-	6,928,314	-	472,440
Shares repurchased	(3,714,052)	(5,732,016)	(2,958,849)	(7,668,288)	(1,353,217)	(2,306,969)
Net increase (decrease)	(2,700,040)	2,576,241	(1,203,395)	2,911,123	2,160,728	752,214
Shares outstanding, beginning of year or period	29,662,497	27,086,256	26,477,173	23,566,050	4,790,907	4,038,693
Shares outstanding, end of year or period	26,962,457	29,662,497	25,273,778	26,477,173	6,951,635	4,790,907

Class P
Shares sold	869,851	2,580,520	320,122	4,140,992	474,235	38,839,956
Dividends and distributions reinvested (2)	-	13,765,536	-	20,342,186	-	8,567,820
Shares repurchased	(6,570,926)	(52,574,962)	(4,251,497)	(41,569,349)	(21,070,694)	(26,752,865)
Net increase (decrease)	(5,701,075)	(36,228,906)	(3,931,375)	(17,086,171)	(20,596,459)	20,654,911
Shares outstanding, beginning of year or period	64,109,365	100,338,271	67,926,775	85,012,946	92,841,619	72,186,708
Shares outstanding, end of year or period	58,408,290	64,109,365	63,995,400	67,926,775	72,245,160	92,841,619

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	828,441	1,434,582	895,319	1,531,319	1,483,754	2,501,834
Dividends and distributions reinvested (2)	-	267,794	-	1,740,674	-	849,480
Shares repurchased	(782,763)	(1,629,029)	(784,283)	(2,927,794)	(2,952,128)	(5,435,215)
Net increase (decrease)	45,678	73,347	111,036	344,199	(1,468,374)	(2,083,901)
Shares outstanding, beginning of year or period	3,573,671	3,500,324	11,017,366	10,673,167	30,412,364	32,496,265
Shares outstanding, end of year or period	3,619,349	3,573,671	11,128,402	11,017,366	28,943,990	30,412,364

Class P
Shares sold	144,457	6,162,809	73,200	948,522	16,839	25,501,663
Dividends and distributions reinvested (2)	-	4,282,480	-	4,687,012	-	783,563
Shares repurchased	(8,333,694)	(16,601,032)	(2,961,029)	(9,602,786)	(4,950,003)	(1,574,861)
Net increase (decrease)	(8,189,237)	(6,155,743)	(2,887,829)	(3,967,252)	(4,933,164)	24,710,365
Shares outstanding, beginning of year or period	63,913,796	70,069,539	34,541,894	38,509,146	29,645,337	4,934,972
Shares outstanding, end of year or period	55,724,559	63,913,796	31,654,065	34,541,894	24,712,173	29,645,337

	Small-Cap Value		Value Advantage (1)		Health Sciences
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	1,611,055	1,322,002	40,142		1,634,518	2,198,968
Dividends and distributions reinvested (2)	-	2,007,983	-		-	585,608
Shares repurchased	(1,674,408)	(3,342,834)	(5,728)		(1,021,280)	(2,112,286)
Net increase (decrease)	(63,353)	(12,849)	34,414		613,238	672,290
Shares outstanding, beginning of year or period	14,024,418	14,037,267	-		10,927,899	10,255,609
Shares outstanding, end of year or period	13,961,065	14,024,418	34,414		11,541,137	10,927,899

Class P
Shares sold	37,950	17,914	73,907,340		-	-
Dividends and distributions reinvested (2)	-	3,052,075	-		-	38
Shares repurchased	(2,616,562)	(2,366,039)	(652,096)		-	-
Net increase (decrease)	(2,578,612)	703,950	73,255,244		-	38
Shares outstanding, beginning of year or period	24,328,379	23,624,429	-		773	735
Shares outstanding, end of year or period	21,749,767	24,328,379	73,255,244		773	773

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Real Estate		Technology		Emerging Markets
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	1,455,813	2,684,293	2,001,824	3,774,859	2,114,214	3,740,858
Dividends and distributions reinvested (2)	-	1,013,087	-	1,677,100	-	3,881,489
Shares repurchased	(1,246,253)	(3,441,290)	(1,791,140)	(6,069,494)	(3,957,264)	(5,076,303)
Net increase (decrease)	209,560	256,090	210,684	(617,535)	(1,843,050)	2,546,044
Shares outstanding, beginning of year or period	17,325,195	17,069,105	16,217,135	16,834,670	30,637,793	28,091,749
Shares outstanding, end of year or period	17,534,755	17,325,195	16,427,819	16,217,135	28,794,743	30,637,793

Class P
Shares sold	84,333	30,096,848	-	-	9,726,023	3,097,173
Dividends and distributions reinvested (2)	-	2,955,899	-	131	-	9,346,753
Shares repurchased	(2,408,136)	(5,704,480)	-	-	(2,391,844)	(11,094,485)
Net increase (decrease)	(2,323,803)	27,348,267	-	131	7,334,179	1,349,441
Shares outstanding, beginning of year or period	49,489,779	22,141,512	1,837	1,706	73,984,012	72,634,571
Shares outstanding, end of year or period	47,165,976	49,489,779	1,837	1,837	81,318,191	73,984,012

	International Large-Cap		International Small-Cap		International Value
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	4,000,857	6,994,152	1,240,808	2,105,832	923,065	3,701,300
Dividends and distributions reinvested (2)	-	905,376	-	174,691	-	1,099,204
Shares repurchased	(7,029,844)	(8,890,514)	(1,362,647)	(1,980,898)	(2,057,874)	(5,496,929)
Net increase (decrease)	(3,028,987)	(990,986)	(121,839)	299,625	(1,134,809)	(696,425)
Shares outstanding, beginning of year or period	63,914,944	64,905,930	7,031,326	6,731,701	32,620,706	33,317,131
Shares outstanding, end of year or period	60,885,957	63,914,944	6,909,487	7,031,326	31,485,897	32,620,706

Class P
Shares sold	1,505,371	14,765,673	477,053	9,501,023	686,614	27,033,053
Dividends and distributions reinvested (2)	-	5,003,777	-	3,037,027	-	4,759,674
Shares repurchased	(11,197,914)	(108,149,322)	(8,828,252)	(19,365,590)	(7,230,990)	(37,154,179)
Net decrease	(9,692,543)	(88,379,872)	(8,351,199)	(6,827,540)	(6,544,376)	(5,361,452)
Shares outstanding, beginning of year or period	220,012,661	308,392,533	135,672,087	142,499,627	113,803,869	119,165,321
Shares outstanding, end of year or period	210,320,118	220,012,661	127,320,888	135,672,087	107,259,493	113,803,869

	Currency Strategies (4)		Global Absolute Return (4)		Precious Metals (4)
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	224,180	37,563	622,165	116,347	862,632	285,606
Dividends and distributions reinvested (2)	-	-	-	-	-	-
Shares repurchased	(59,550)	(14,893)	(56,061)	(23,875)	(130,043)	(17,818)
Net increase	164,630	22,670	566,104	92,472	732,589	267,788
Shares outstanding, beginning of year or period	22,670	-	92,472	-	267,788	-
Shares outstanding, end of year or period	187,300	22,670	658,576	92,472	1,000,377	267,788

Class P
Shares sold	1,220,656	152,215,939	92,329	208,393,712	12,464,034	96,697,682
Dividends and distributions reinvested (2)	-	-	-	-	-	-
Shares repurchased	(6,470,123)	(4,799,741)	(4,754,264)	(5,109,162)	(4,525,327)	(1,330,371)
Net increase (decrease)	(5,249,467)	147,416,198	(4,661,935)	203,284,550	7,938,707	95,367,311
Shares outstanding, beginning of year or period	147,416,198	-	203,284,550	-	95,367,311	-
Shares outstanding, end of year or period	142,166,731	147,416,198	198,622,615	203,284,550	103,306,018	95,367,311

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	American Funds Asset Allocation		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	21,329,471	17,337,949	4,272,666	9,687,834	15,253,420	24,860,845
Dividends and distributions reinvested (2)	-	965,854	-	941,186	-	1,280,211
Shares repurchased	(131,682)	(1,511,973)	(642,982)	(1,237,359)	(1,679,771)	(1,256,113)
Net increase	21,197,789	16,791,830	3,629,684	9,391,661	13,573,649	24,884,943
Shares outstanding, beginning of year or period	36,958,472	20,166,642	21,333,104	11,941,443	48,376,147	23,491,204
Shares outstanding, end of year or period	58,156,261	36,958,472	24,962,788	21,333,104	61,949,796	48,376,147

	Pacific Dynamix - Growth		Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	3,284,142	5,339,729	10,741,158	47,290,784	9,967,563	52,340,901
Dividends and distributions reinvested (2)	-	924,091	-	8,722,880	-	10,080,271
Shares repurchased	(791,516)	(1,883,780)	(48,309,821)	(59,910,579)	(31,374,358)	(34,401,825)
Net increase (decrease)	2,492,626	4,380,040	(37,568,663)	(3,896,915)	(21,406,795)	28,019,347
Shares outstanding, beginning of year or period	19,470,656	15,090,616	356,350,664	360,247,579	448,633,363	420,614,016
Shares outstanding, end of year or period	21,963,282	19,470,656	318,782,001	356,350,664	427,226,568	448,633,363

	Portfolio Optimization Moderate		Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth
	2013	2012	2013	2012	2013	2012
Class I
Shares sold	13,602,790	26,975,509	1,937,139	3,678,543	1,727,037	1,775,612
Dividends and distributions reinvested (2)	-	29,141,323	-	21,138,867	-	3,678,340
Shares repurchased	(54,854,636)	(152,116,543)	(68,901,551)	(167,291,178)	(15,879,947)	(44,314,453)
Net decrease	(41,251,846)	(95,999,711)	(66,964,412)	(142,473,768)	(14,152,910)	(38,860,501)
Shares outstanding, beginning of year or period	1,458,624,748	1,554,624,459	1,237,025,931	1,379,499,699	262,991,115	301,851,616
Shares outstanding, end of year or period	1,417,372,902	1,458,624,748	1,170,061,519	1,237,025,931	248,838,205	262,991,115

(1)	Operations commenced on April 30, 2013.
(2)	Effective January 1, 2013, no dividends and capital gains distributions will be made by the portfolios (see Note 2B in Notes to Financial Statements).
(3)	Operations commenced on April 30, 2012.
(4)	Operations commenced on September 28, 2012.

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees, service fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013. These examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy (each a “Variable Contract”), and would be higher if they did.

ACTUAL EXPENSES

The first section of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses, after any applicable fee waivers (see Note 6 in Notes to Financial Statements) and other expense reductions (see Note 7B in Notes to Financial Statements). The “Ending Account Value at 06/30/13” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/13-06/30/13” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2013 to June 30, 2013.

You may use the information in the first section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first section under the heading entitled “Expenses Paid During the Period 01/01/13-06/30/13.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second section of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any applicable fee waivers and other expense reductions. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction or Variable Contract costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/13	Ending Account Value at 06/30/13	Annualized Expense Ratio	Expenses Paid During the Period 01/01/13- 06/30/13 (1)
Cash Management
Actual
Class I	$1,000.00	$1,000.00	0.10%	$0.50
Class P	1,000.00	1,000.00	0.10%	0.50
Hypothetical
Class I	$1,000.00	$1,024.30	0.10%	$0.50
Class P	1,000.00	1,024.30	0.10%	0.50

Diversified Bond
Actual
Class I	$1,000.00	$977.70	0.63%	$3.09
Class P	1,000.00	978.60	0.43%	2.11
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

Floating Rate Income (2)
Actual
Class I	$1,000.00	$990.00	0.95%	$1.58
Class P	1,000.00	990.40	0.76%	1.26
Hypothetical
Class I	$1,000.00	$1,020.08	0.95%	$4.76
Class P	1,000.00	1,021.03	0.76%	3.81

Portfolio	Beginning Account Value at 01/01/13	Ending Account Value at 06/30/13	Annualized Expense Ratio	Expenses Paid During the Period 01/01/13- 06/30/13 (1)
Floating Rate Loan
Actual
Class I	$1,000.00	$1,021.20	0.91%	$4.56
Class P	1,000.00	1,022.20	0.71%	3.56
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.27	0.71%	3.56

High Yield Bond
Actual
Class I	$1,000.00	$1,006.00	0.63%	$3.13
Class P	1,000.00	1,007.00	0.43%	2.14
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

Inflation Managed
Actual
Class I	$1,000.00	$921.20	0.71%	$3.38
Class P	1,000.00	922.10	0.51%	2.43
Hypothetical
Class I	$1,000.00	$1,021.27	0.71%	$3.56
Class P	1,000.00	1,022.27	0.51%	2.56

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/13	Ending Account Value at 06/30/13	Annualized Expense Ratio	Expenses Paid During the Period 01/01/13- 06/30/13 (1)
Inflation Protected
Actual
Class I	$1,000.00	$922.80	0.58%	$2.77
Class P	1,000.00	923.70	0.39%	1.86
Hypothetical
Class I	$1,000.00	$1,021.92	0.58%	$2.91
Class P	1,000.00	1,022.86	0.39%	1.96

Managed Bond
Actual
Class I	$1,000.00	$967.60	0.63%	$3.07
Class P	1,000.00	968.50	0.43%	2.10
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

Short Duration Bond
Actual
Class I	$1,000.00	$995.80	0.63%	$3.12
Class P	1,000.00	996.80	0.43%	2.13
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

Emerging Markets Debt
Actual
Class I	$1,000.00	$926.90	1.04%	$4.97
Class P	1,000.00	927.80	0.84%	4.02
Hypothetical
Class I	$1,000.00	$1,019.64	1.04%	$5.21
Class P	1,000.00	1,020.63	0.84%	4.21

American Funds Growth (3)
Actual
Class I	$1,000.00	$1,099.80	0.63%	$3.28
Class P	1,000.00	1,100.90	0.43%	2.24
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

American Funds Growth-Income (3)
Actual
Class I	$1,000.00	$1,115.30	0.62%	$3.25
Class P	1,000.00	1,116.40	0.42%	2.20
Hypothetical
Class I	$1,000.00	$1,021.72	0.62%	$3.11
Class P	1,000.00	1,022.71	0.42%	2.11

Comstock
Actual
Class I	$1,000.00	$1,172.60	0.91%	$4.90
Class P	1,000.00	1,173.80	0.70%	3.77
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.32	0.70%	3.51

Dividend Growth
Actual
Class I	$1,000.00	$1,134.30	0.89%	$4.71
Class P	1,000.00	1,135.40	0.69%	3.65
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

Portfolio	Beginning Account Value at 01/01/13	Ending Account Value at 06/30/13	Annualized Expense Ratio	Expenses Paid During the Period 01/01/13- 06/30/13 (1)
Equity Index
Actual
Class I	$1,000.00	$1,137.00	0.27%	$1.43
Class P	1,000.00	1,138.10	0.07%	0.37
Hypothetical
Class I	$1,000.00	$1,023.46	0.27%	$1.35
Class P	1,000.00	1,024.45	0.07%	0.35

Focused 30
Actual
Class I	$1,000.00	$1,079.60	0.98%	$5.05
Class P	1,000.00	1,080.80	0.75%	3.87
Hypothetical
Class I	$1,000.00	$1,019.93	0.98%	$4.91
Class P	1,000.00	1,021.08	0.75%	3.76

Growth
Actual
Class I	$1,000.00	$1,091.10	0.77%	$3.99
Class P	1,000.00	1,092.10	0.58%	3.01
Hypothetical
Class I	$1,000.00	$1,020.98	0.77%	$3.86
Class P	1,000.00	1,021.92	0.58%	2.91

Large-Cap Growth
Actual
Class I	$1,000.00	$1,112.60	0.73%	$3.82
Class P	1,000.00	1,113.70	0.53%	2.78
Hypothetical
Class I	$1,000.00	$1,021.17	0.73%	$3.66
Class P	1,000.00	1,022.17	0.53%	2.66

Large-Cap Value
Actual
Class I	$1,000.00	$1,154.10	0.81%	$4.33
Class P	1,000.00	1,155.20	0.61%	3.26
Hypothetical
Class I	$1,000.00	$1,020.78	0.81%	$4.06
Class P	1,000.00	1,021.77	0.61%	3.06

Long/Short Large-Cap
Actual
Class I	$1,000.00	$1,146.80	2.06%	$10.97
Class P	1,000.00	1,147.90	1.86%	9.91
Hypothetical
Class I	$1,000.00	$1,014.58	2.06%	$10.29
Class P	1,000.00	1,015.57	1.86%	9.30

Main Street Core
Actual
Class I	$1,000.00	$1,113.00	0.67%	$3.51
Class P	1,000.00	1,114.10	0.47%	2.46
Hypothetical
Class I	$1,000.00	$1,021.47	0.67%	$3.36
Class P	1,000.00	1,022.46	0.47%	2.36

Mid-Cap Equity
Actual
Class I	$1,000.00	$1,141.50	0.87%	$4.62
Class P	1,000.00	1,142.60	0.67%	3.56
Hypothetical
Class I	$1,000.00	$1,020.48	0.87%	$4.36
Class P	1,000.00	1,021.47	0.67%	3.36

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/13	Ending Account Value at 06/30/13	Annualized Expense Ratio	Expenses Paid During the Period 01/01/13- 06/30/13 (1)
Mid-Cap Growth
Actual
Class I	$1,000.00	$1,148.40	0.92%	$4.90
Class P	1,000.00	1,149.50	0.73%	3.89
Hypothetical
Class I	$1,000.00	$1,020.23	0.92%	$4.61
Class P	1,000.00	1,021.17	0.73%	3.66

Mid-Cap Value
Actual
Class I	$1,000.00	$1,163.90	0.91%	$4.88
Class P	1,000.00	1,165.10	0.71%	3.81
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.27	0.71%	3.56

Small-Cap Equity
Actual
Class I	$1,000.00	$1,134.00	0.88%	$4.66
Class P	1,000.00	1,135.10	0.68%	3.60
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.42	0.68%	3.41

Small-Cap Growth
Actual
Class I	$1,000.00	$1,142.20	0.82%	$4.36
Class P	1,000.00	1,143.30	0.62%	3.29
Hypothetical
Class I	$1,000.00	$1,020.73	0.82%	$4.11
Class P	1,000.00	1,021.72	0.62%	3.11

Small-Cap Index
Actual
Class I	$1,000.00	$1,156.20	0.53%	$2.83
Class P	1,000.00	1,157.30	0.33%	1.77
Hypothetical
Class I	$1,000.00	$1,022.17	0.53%	$2.66
Class P	1,000.00	1,023.16	0.33%	1.66

Small-Cap Value
Actual
Class I	$1,000.00	$1,127.00	0.97%	$5.12
Class P	1,000.00	1,128.10	0.77%	4.06
Hypothetical
Class I	$1,000.00	$1,019.98	0.97%	$4.86
Class P	1,000.00	1,020.98	0.77%	3.86

Value Advantage (2)
Actual
Class I	$1,000.00	$1,023.50	0.93%	$1.57
Class P	1,000.00	1,023.80	0.73%	1.23
Hypothetical
Class I	$1,000.00	$1,020.18	0.93%	$4.66
Class P	1,000.00	1,021.17	0.73%	3.66

Health Sciences
Actual
Class I	$1,000.00	$1,259.60	1.12%	$6.27
Class P	1,000.00	1,260.90	0.91%	5.10
Hypothetical
Class I	$1,000.00	$1,019.24	1.12%	$5.61
Class P	1,000.00	1,020.28	0.91%	4.56

Portfolio	Beginning Account Value at 01/01/13	Ending Account Value at 06/30/13	Annualized Expense Ratio	Expenses Paid During the Period 01/01/13- 06/30/13 (1)
Real Estate
Actual
Class I	$1,000.00	$1,045.80	1.05%	$5.33
Class P	1,000.00	1,046.80	0.85%	4.31
Hypothetical
Class I	$1,000.00	$1,019.59	1.05%	$5.26
Class P	1,000.00	1,020.58	0.85%	4.26

Technology
Actual
Class I	$1,000.00	$1,068.20	1.14%	$5.85
Class P	1,000.00	1,069.40	0.91%	4.67
Hypothetical
Class I	$1,000.00	$1,019.14	1.14%	$5.71
Class P	1,000.00	1,020.28	0.91%	4.56

Emerging Markets
Actual
Class I	$1,000.00	$961.80	1.06%	$5.16
Class P	1,000.00	962.70	0.86%	4.19
Hypothetical
Class I	$1,000.00	$1,019.54	1.06%	$5.31
Class P	1,000.00	1,020.53	0.86%	4.31

International Large-Cap
Actual
Class I	$1,000.00	$1,015.30	1.00%	$5.00
Class P	1,000.00	1,016.30	0.80%	4.00
Hypothetical
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class P	1,000.00	1,020.83	0.80%	4.01

International Small-Cap
Actual
Class I	$1,000.00	$1,059.80	1.06%	$5.41
Class P	1,000.00	1,060.80	0.86%	4.39
Hypothetical
Class I	$1,000.00	$1,019.54	1.06%	$5.31
Class P	1,000.00	1,020.53	0.86%	4.31

International Value
Actual
Class I	$1,000.00	$1,024.10	0.88%	$4.42
Class P	1,000.00	1,025.10	0.68%	3.41
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.42	0.68%	3.41

Currency Strategies
Actual
Class I	$1,000.00	$1,099.10	0.89%	$4.63
Class P	1,000.00	1,100.20	0.68%	3.54
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.42	0.68%	3.41

Global Absolute Return
Actual
Class I	$1,000.00	$1,001.50	1.07%	$5.31
Class P	1,000.00	1,002.40	0.87%	4.32
Hypothetical
Class I	$1,000.00	$1,019.49	1.07%	$5.36
Class P	1,000.00	1,020.48	0.87%	4.36

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/13	Ending Account Value at 06/30/13	Annualized Expense Ratio	Expenses Paid During the Period 01/01/13- 06/30/13 (1)
Precious Metals
Actual
Class I	$1,000.00	$538.80	0.95%	$3.62
Class P	1,000.00	539.30	0.74%	2.82
Hypothetical
Class I	$1,000.00	$1,020.08	0.95%	$4.76
Class P	1,000.00	1,021.12	0.74%	3.71

American Funds Asset Allocation (3)
Actual
Class I	$1,000.00	$1,100.60	0.62%	$3.23
Hypothetical
Class I	$1,000.00	$1,021.72	0.62%	$3.11

Pacific Dynamix - Conservative Growth (4)
Actual
Class I	$1,000.00	$1,024.80	0.39%	$1.96
Hypothetical
Class I	$1,000.00	$1,022.86	0.39%	$1.96

Pacific Dynamix - Moderate Growth (4)
Actual
Class I	$1,000.00	$1,046.50	0.37%	$1.88
Hypothetical
Class I	$1,000.00	$1,022.96	0.37%	$1.86

Pacific Dynamix - Growth (4)
Actual
Class I	$1,000.00	$1,069.20	0.36%	$1.85
Hypothetical
Class I	$1,000.00	$1,023.01	0.36%	$1.81

Portfolio	Beginning Account Value at 01/01/13	Ending Account Value at 06/30/13	Annualized Expense Ratio	Expenses Paid During the Period 01/01/13- 06/30/13 (1)
Portfolio Optimization Conservative (5)
Actual
Class I	$1,000.00	$997.90	0.25%	$1.24
Hypothetical
Class I	$1,000.00	$1,023.55	0.25%	$1.25

Portfolio Optimization Moderate-Conservative (5)
Actual
Class I	$1,000.00	$1,017.30	0.25%	$1.25
Hypothetical
Class I	$1,000.00	$1,023.55	0.25%	$1.25

Portfolio Optimization Moderate (5)
Actual
Class I	$1,000.00	$1,037.90	0.25%	$1.26
Hypothetical
Class I	$1,000.00	$1,023.55	0.25%	$1.25

Portfolio Optimization Growth (5)
Actual
Class I	$1,000.00	$1,056.10	0.25%	$1.27
Hypothetical
Class I	$1,000.00	$1,023.55	0.25%	$1.25

Portfolio Optimization Aggressive-Growth (5)
Actual
Class I	$1,000.00	$1,069.80	0.25%	$1.28
Hypothetical
Class I	$1,000.00	$1,023.55	0.25%	$1.25

(1)	Expenses paid during the six-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.
(2)	The Floating Rate Income and Value Advantage Portfolios commenced operations on April 30, 2013. The actual fund return and expenses paid during the period by these portfolios were for the period from April 30, 2013 to June 30, 2013 instead of the six-month period. The hypothetical return and expenses paid during the period are based on the entire six-month period for comparison purposes.
(3)	The annualized expense ratios for the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios do not include expenses of the underlying Master Funds (see Note 1 in Notes to Financial Statements) in which the portfolios invest.
(4)	The annualized expense ratios for all the Pacific Dynamix Portfolios do not include expenses of the Pacific Dynamix Underlying Portfolios (see Note 1 in Notes to Financial Statements) in which the Pacific Dynamix Portfolios invest.
(5)	The annualized expense ratios for the Portfolio Optimization Portfolios do not include expenses of the Portfolio Optimization Underlying Funds (see Note 1 in Notes to Financial Statements) in which the Portfolio Optimization Portfolios invest.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS

(Unaudited)

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Fund”) oversees the management of each of the separate portfolios of the Fund (each a “Portfolio” and collectively, the “Portfolios”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each portfolio management agreement (the “Portfolio Management Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers or “Portfolio Managers.” PLFA serves as the investment adviser for all of the Portfolios and directly manages the High Yield Bond, Cash Management and Floating Rate Income Portfolios (the “PAM Managed Portfolios”) under the name Pacific Asset Management (“PAM”) and the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (the “Asset Allocation Portfolios,” and together with the PAM Managed Portfolios, the “Directly Managed Portfolios”). For the other Portfolios, with the exception of the American Funds Growth-Income Portfolio, the American Funds Growth Portfolio, and the American Funds Asset Allocation Portfolio (collectively, the “Feeder Portfolios”), PLFA has retained other firms to serve as Portfolio Managers under PLFA’s supervision. Each of the Feeder Portfolios invests all of its assets in a master fund; and therefore, PLFA has not retained other portfolio managers to manage the assets of these Portfolios. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 12, 2012.(1) The description below does not relate to the annual renewal of the Advisory Agreement and Portfolio Management Agreements discussed above, but to approvals for the Floating Rate Loan Portfolio, Global Absolute Return Portfolio, Mid-Cap Growth Portfolio, Large-Cap Growth Portfolio, Value Advantage Portfolio, and Floating Rate Income Portfolio as described in further detail below. Under the 1940 Act, a change in a Portfolio Manager, a change in the compensation paid to a Portfolio Manager, or an assignment of any Portfolio Management Agreement requires shareholder approval of a new Portfolio Management Agreement. However, under an exemptive order issued to Pacific Life Insurance Company and the Fund by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by PLFA, in accordance with the terms of the exemptive order, PLFA can hire, terminate and replace, as applicable, Portfolio Managers and enter into new Portfolio Management Agreements (except, as a general matter, Portfolio Managers affiliated with PLFA) without shareholder approval.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

Floating Rate Loan Portfolio and Global Absolute Return Portfolio

At an in-person meeting on June 19, 2013, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved a new Portfolio Management Agreement with Boston Management and Research (“BMR”) effective August 1, 2013 with respect to the Floating Rate Loan Portfolio and Global Absolute Return Portfolio (the “BMR Portfolio Management Agreement”).

In evaluating the BMR Portfolio Management Agreement, the Board, including the Independent Trustees, considered the factors described below. Additionally, the Trustees considered that BMR is a wholly-owned subsidiary of the Portfolios’ previous portfolio manager, Eaton Vance Management (“Eaton Vance”), that the terms of the BMR Portfolio Management Agreement were substantially the same as the portfolio management agreement with Eaton Vance, that BMR shares the same personnel, senior management, operations, compliance program and chief compliance officer with Eaton Vance, that BMR would provide the same general sub-advisory services to the Portfolios as have been provided by Eaton Vance, and that PLFA recommended that BMR serve as the new Portfolio Manager to the Portfolios.

In evaluating the BMR Portfolio Management Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered that Eaton Vance, the current Portfolio Manager of the Portfolios, had proposed that BMR, a wholly-owned subsidiary of Eaton Vance, replace Eaton Vance as the Portfolio Manager of the Portfolios. The Trustees considered the benefits to shareholders of retaining BMR as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services to be provided to the Global Absolute Return and Floating Rate Loan Portfolios. Under the BMR Portfolio Management Agreement, BMR would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Portfolios.

The Trustees considered the quality of the management services expected to be provided to each Portfolio over both the short- and long-term, the organizational depth and resources of BMR, including the background and experience of the Portfolio Manager’s management, representations from BMR that no significant changes were anticipated in the portfolio management services currently provided to each Portfolio, and that the same portfolio management team would continue to manage each Portfolio. The Trustees also considered that, although BMR is assuming all of the portfolio management duties, Eaton Vance and its parent company have agreed to guarantee BMR’s obligation to

(1) At the December 12th meeting, the Board did not consider the continuance of the Portfolio Management Agreements relating to the Emerging Markets Debt, Mid-Cap Equity, Precious Metals, Currency Strategies and Global Absolute Return Portfolios, as those agreements were not up for renewal at that time. Additionally, new Portfolio Management Agreements with respect to the Growth and Large-Cap Growth Portfolios were approved by the Board at the December 12th meeting and the Board did not consider the continuance of the existing Portfolio Management Agreements with respect to those Portfolios at that time.

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perform all of its duties and obligations under the BMR Portfolio Management Agreement. In making these assessments, the Board was aided by the assessments and recommendations of PLFA and the materials provided by BMR, including copies of BMR’s Form ADV; financial information relating to BMR; and other information deemed relevant to the Trustees’ evaluation. The Trustees considered that BMR is a firm with sufficient size, market presence and resources to properly manage each Portfolio.

In addition, the Board considered that the Fund’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures of BMR, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the new BMR Portfolio Management Agreement.

The Board concluded it was satisfied with the nature, extent and quality of the management services anticipated to be provided to each Portfolio by BMR under the BMR Portfolio Management Agreement.

2. Performance

The Trustees considered information about the historical performance of the Portfolios against similar portfolios managed by investment management teams that will continue to manage the Portfolios. With respect to the Global Absolute Return Portfolio, the Trustees considered information about the historical performance of the Portfolio against a pertinent benchmark and a composite of similarly managed accounts as of March 31, 2013, noting that the Portfolio had commenced operations on October 1, 2012. The Trustees also considered that they had previously reviewed the historical performance of accounts managed by the Global Absolute Return Portfolio’s investment management team at their meeting on June 20, 2012, in addition to regular quarterly review of investment performance of the Portfolio. With respect to the Floating Rate Loan Portfolio, the Trustees considered the historical performance of the Portfolio against a pertinent benchmark and similar funds for the year-to-date, one-, three-, five-, and ten-year periods, as applicable, as of March 31, 2013. The Trustees also considered that they had previously reviewed the historical performance of the Floating Rate Loan Portfolio at their meeting on December 12, 2012, in addition to regular quarterly review of investment performance of the Portfolio.

3. Portfolio Management Fee

The Trustees considered that each Portfolio’s sub-advisory fee schedule would remain the same following the change in Portfolio Manager. The Trustees noted that they had reviewed the investment advisory fees paid by the Global Absolute Return Portfolio at their meeting on June 20, 2012, and that they had reviewed the investment advisory fees paid by the Floating Rate Loan Portfolio at their meeting on December 12, 2012.

4. Costs, Level of Profits and Economies of Scale

The Trustees reviewed information regarding the costs to BMR of managing each Portfolio and the profitability of the BMR Portfolio Management Agreement to BMR to the extent practicable based on the financial information provided by BMR. The Trustees focused their consideration on other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and BMR, the fact that each Portfolio’s sub-advisory fee schedule would remain the same, and the fact that such fees are paid by PLFA. The Board concluded that each Portfolio’s fee structure reflected in the BMR Portfolio Management Agreement is fair and reasonable.

5. Ancillary Benefits

The Trustees received information from PLFA concerning other benefits that may be received by BMR and its affiliates as a result of their relationship with each Portfolio, including commissions that may be paid to broker-dealers affiliated with BMR and the anticipated use of soft dollars by BMR. In this regard, the Trustees noted that BMR represented that it does not anticipate utilizing affiliates for brokerage transactions and that although BMR uses soft dollars, it does not anticipate utilizing soft dollar credits for the Portfolios. The Trustees also considered that BMR may benefit from its relationship with the Portfolios as a result of the inclusion of assets and performance records in composites used by BMR to demonstrate expertise in each Portfolio’s strategy, and that such benefit is consistent with those generally derived by portfolio managers to mutual funds and is not otherwise unusual.

6. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the BMR Portfolio Management Agreement is in the best interests of each Portfolio and its shareholders; and (ii) the compensation payable under the BMR Portfolio Management Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Mid-Cap Growth Portfolio

At an in-person meeting on June 19, 2013, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective on or about November 1, 2013, a new Portfolio Management Agreement with Ivy Investment Management Company (“Ivy”) with respect to the Mid-Cap Growth Portfolio (the “Ivy Portfolio Management Agreement”) and appointed Ivy as the new Portfolio Manager for this Portfolio. In connection with this matter, also at the June 19, 2013 meeting, the Board terminated the portfolio management agreement for the Fund with the previous portfolio manager upon the effectiveness of the Ivy Portfolio Management Agreement.

In evaluating the Ivy Portfolio Management Agreement, the Board, including the Independent Trustees, considered the factors described below. Additionally, the Board considered the various screening processes that PLFA utilizes in identifying a proposed new portfolio manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as the due diligence conducted by PLFA on the investment resources and personnel of a portfolio manager and an assessment of the investment strategies used by a portfolio manager, and the due diligence conducted by the Fund’s CCO. In addition, the Board reviewed the specific criteria and information evaluated by PLFA during the selection process of Ivy, including information about other firms considered by PLFA, and PLFA’s analysis in reaching its conclusion to recommend Ivy as the new Portfolio Manager. The Trustees also considered that PLFA

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has historically exercised diligence in monitoring the performance of the portfolio managers and has recommended and taken measures to attempt to remedy relative underperformance by a fund when PLFA and the Board believed appropriate.

In evaluating the Ivy Portfolio Management Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Ivy as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by Ivy. In this regard, the Trustees considered various materials relating to the proposed Portfolio Manager, including copies of the proposed Ivy Portfolio Management Agreement; copies of Ivy’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the Ivy Portfolio Management Agreement, Ivy would be responsible for providing the investment management services for the Portfolio’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Portfolio. The Trustees considered the quality of the management services expected to be provided to the Mid-Cap Growth Portfolio over both the short- and long-term, the organizational depth and resources of Ivy, including the background and experience of Ivy’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Board considered that the Fund’s CCO had reviewed the written compliance policies and procedures of Ivy, including the assessment of its compliance program as required under Rule 38a-1 of the 1940 Act and its code of ethics, prior to the effectiveness of the new Ivy Portfolio Management Agreement.

In making these assessments, the Trustees took note of the due diligence PLFA conducted with respect to Ivy, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Ivy.

The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Mid-Cap Growth Portfolio by Ivy under the Ivy Portfolio Management Agreement.

2. Performance

The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a mid-cap growth portfolio and PLFA’s identification of Ivy to serve as Portfolio Manager with regard to the day-to-day investment activities of the Mid-Cap Growth Portfolio. The Trustees considered factors concerning performance in connection with its consideration of this matter and in connection with approval of the related Ivy Portfolio Management Agreement, as described below.

The Trustees considered information about the historical performance of a portfolio managed by the same Ivy portfolio management team that would manage the Mid-Cap Growth Portfolio using similar investment strategies as those proposed for the Mid-Cap Growth Portfolio (the “Ivy Comparable Performance”). The Trustees considered the Ivy Comparable Performance against a pertinent benchmark and against the applicable peer group for the year-to-date, one-, three-, five-, and ten-year periods, as applicable, as of March 31, 2013. The Trustees also considered the Ivy Comparable Performance against a pertinent benchmark and an applicable peer group for the previous ten calendar years, as applicable. The Trustees also considered information about the historical performance of additional portfolios managed by Ivy and an affiliate of Ivy using similar investment strategies as those proposed for the Mid-Cap Growth Portfolio against a pertinent benchmark for the one-, three-, five-, ten-year and since inception periods. Additionally, the Trustees considered performance information presented by PLFA for another potential manager of the Portfolio. The Trustees also considered the need for Ivy to adhere to the Portfolio’s general investment mandate in order to function appropriately in the Portfolio Optimization Portfolios.

The Board determined that Ivy’s performance record with respect to similarly managed accounts was acceptable.

3. Portfolio Management Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Portfolio Manager with regard to other portfolios with substantially similar investment strategies as the Mid-Cap Growth Portfolio. The Trustees also considered that the proposed sub-advisory fees payable to Ivy under the Portfolio Management Agreement contain a breakpoint and are lower than the sub-advisory fees paid to the current portfolio manager. The Trustees considered that the advisory fee schedule would remain unchanged from the current fee schedule for the Portfolio, but that PLFA had agreed to an advisory fee waiver that would reduce the total advisory fees paid by shareholders until April 30, 2015, as long as Ivy remains the Portfolio Manager of the Mid-Cap Growth Portfolio.

In comparing the proposed fees to be paid by the Portfolio to fees charged by Ivy for other similarly managed portfolios, the Trustees noted that there were differences in the level of services proposed to be provided to the Mid-Cap Growth Portfolio by Ivy, and that Ivy represented that the proposed sub-advisory fee schedule for the Portfolio is commensurate with the management responsibilities for an investment mandate of the Portfolio’s size. These differences explained differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Ivy, and that the Mid-Cap Growth Portfolio’s sub-advisory fees are paid by PLFA and are not paid directly by the Mid-Cap Growth Portfolio.

Additionally, the Trustees considered that there are certain costs associated with a manager change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this portfolio manager change.

The Board concluded that the compensation payable under the Ivy Portfolio Management Agreement is fair and reasonable.

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4. Costs, Level of Profits and Economies of Scale

The Trustees considered firm-wide profitability information provided by Ivy and noted that it was difficult to accurately determine or evaluate the projected profitability of the Ivy Portfolio Management Agreement to Ivy because it managed substantial assets and had multiple business lines and, further, that any such assessment would involve assumptions regarding its allocation policies, capital structure, cost of capital, business mix and other factors. The Trustees focused their consideration on other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and Ivy with respect to the negotiation of Portfolio sub-advisory fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the Ivy Portfolio Management Agreement to Ivy is an estimate because it had not yet begun to manage the Portfolio.

The Board concluded that the Mid-Cap Growth Portfolio’s fee structure reflected in the Ivy Portfolio Management Agreement is fair and reasonable.

5. Ancillary Benefits

The Trustees received from PLFA and Ivy information concerning other benefits that may be received by Ivy and its affiliates as a result of their relationship with the Mid-Cap Growth Portfolio, including commissions that may be paid to broker-dealers affiliated with the Portfolio Manager and the anticipated use of soft-dollars by the Portfolio Manager. In this regard, the Trustees noted that Ivy represented that it does not anticipate utilizing an affiliated broker-dealer and that it does not anticipate using soft-dollar credits generated by Portfolio commissions. The potential benefits that may be derived by Ivy from its relationship with the Mid-Cap Growth Portfolio could include larger assets under management and reputational benefits, which are consistent with those generally derived by sub-advisers to mutual funds. The Trustees considered potential benefits to be derived by Ivy from its relationship with the Mid-Cap Growth Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Ivy Portfolio Management Agreement is in the best interests of the Mid-Cap Growth Portfolio and its shareholders; and (ii) the compensation payable under the Ivy Portfolio Management Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Large-Cap Growth Portfolio

At an in-person board meeting on March 14, 2013, the Board, including all of the Independent Trustees, approved, effective May 1, 2013, a new Portfolio Management Agreement with BlackRock with respect to the Large-Cap Growth Portfolio (the “BlackRock Portfolio Management Agreement”) and appointed BlackRock as the Portfolio Manager for this Portfolio.

In evaluating the BlackRock Portfolio Management Agreement, the Board, including the Independent Trustees, considered the factors described below. Additionally, the Board considered the various screening processes that PLFA utilizes in identifying a proposed new portfolio manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as the due diligence conducted by PLFA on the investment resources and personnel of a portfolio manager and an assessment of the investment strategies used by a portfolio manager and the due diligence previously conducted by the Fund’s CCO. In addition, the Board reviewed the specific criteria and information evaluated by PLFA during the selection process of BlackRock, including information about other firms considered by PLFA, and PLFA’s analysis in reaching its conclusion to recommend BlackRock as the new Portfolio Manager. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the fund managers, and has recommended and taken measures to attempt to remedy relative underperformance by a fund when PLFA and the Board believed appropriate.

In evaluating the BlackRock Portfolio Management Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining BlackRock as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by BlackRock. In this regard, the Trustees considered various materials relating to the proposed Portfolio Manager, including copies of the proposed BlackRock Portfolio Management Agreement; copies of BlackRock’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the BlackRock Portfolio Management Agreement, BlackRock would be responsible for providing the investment management services for the Portfolio’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Portfolio. The Trustees considered the quality of the management services expected to be provided to the Large-Cap Growth Portfolio over both the short- and long-term, the organizational depth and resources of BlackRock, including the background and experience of BlackRock’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy. The Trustees considered that the portfolio management team (the “PM Team”) at BlackRock that would be responsible for the day-to-day management of the Portfolio was led by the same lead portfolio manager and supported by certain of the same core team members that had been responsible for the management of the Portfolio while at a previous portfolio management firm. The Trustees noted that PLFA’s recommendation to engage BlackRock to actively manage the Portfolio was the completion of a two phase transition plan recommended by PLFA to address the departure of the PM Team from that previous portfolio management firm.

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In addition, the Trustees considered BlackRock’s written compliance policies and procedures and noted that the Fund’s CCO had previously provided an assessment of BlackRock’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics.

In making these assessments, the Trustees took note of the due diligence PLFA conducted with respect to BlackRock, PLFA’s and the Board’s prior experience with BlackRock and with the proposed PM Team while they were employed by the previous portfolio management firm, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by BlackRock.

The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Large-Cap Growth Portfolio by BlackRock under the BlackRock Portfolio Management Agreement.

2. Performance

The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage a large-cap growth portfolio. The Trustees considered that while certain core members of the PM Team that left the previous portfolio management firm had joined BlackRock, PLFA nonetheless conducted a broad search process to identify an appropriate replacement Portfolio Manager. This search process resulted in PLFA’s identification of BlackRock to serve as Portfolio Manager with regard to the day-to-day investment activities of the Large-Cap Growth Portfolio. The Trustees considered a number of factors in connection with its consideration of this matter and in connection with approval of the related BlackRock Portfolio Management Agreement, as described below.

The Trustees considered information about the historical performance of the PM Team for similar investment strategies as those proposed for the Large-Cap Growth Portfolio (the “BlackRock Comparable Performance”). The Trustees considered the BlackRock Comparable Performance against a pertinent benchmark and against the applicable peer group for the one-, three-, five-, and ten-year periods as of December 31, 2012. The Trustees also considered the BlackRock Comparable Performance against a pertinent benchmark and an applicable peer group for the previous seven calendar years. Additionally, the Trustees considered performance information presented by PLFA for another potential manager of the Portfolio. The Trustees also considered the need for BlackRock to adhere to the Portfolio’s general investment mandate in order to function appropriately in the Portfolio Optimization Portfolios.

The Board determined that the performance record of the PM Team was acceptable.

3. Advisory and Portfolio Management Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Portfolio Manager with regard to other investment accounts with substantially similar investment strategies as the Large-Cap Growth Portfolio. The Trustees also considered that the proposed sub-advisory fees payable to BlackRock under the Portfolio Management Agreement contain breakpoints and were lower than the sub-advisory fees which had been paid to the previous portfolio management firm. The Trustees considered that the advisory fee schedule would remain unchanged from the current fee schedule for the Portfolio, but that PLFA had agreed to an advisory fee waiver that would reduce the total advisory fees paid by shareholders as long as BlackRock remains the Portfolio Manager of the Large-Cap Growth Portfolio. In comparing the proposed fees to be paid by the Portfolio to fees charged by BlackRock for other similarly managed accounts, the Trustees noted differences in the level of services provided by BlackRock on these other accounts as well as differences in the nature or size of the accounts, the costs associated with managing the accounts and regulatory burdens. The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and BlackRock, and that the Large-Cap Growth Portfolio’s sub-advisory fees are paid by PLFA and are not paid directly by the Large-Cap Growth Portfolio. Additionally, the Trustees considered that there are certain costs associated with a change in the portfolio management firm due principally to restructuring of the Portfolio, and that BlackRock will reimburse the Portfolio for brokerage commissions paid as a result of trading activity due to the change. Accordingly, the change in Portfolio Manager is not expected to materially impact the operating expenses paid by shareholders.

The Board concluded that the compensation payable under the BlackRock Portfolio Management Agreement is fair and reasonable.

4. Costs, Level of Profits and Economies of Scale

The Trustees considered that it was difficult to accurately determine or evaluate the projected profitability of the BlackRock Portfolio Management Agreement to BlackRock because it managed substantial assets and had multiple business lines, and further, any such assessment would involve assumptions regarding its allocation policies, capital structure, cost of capital, business mix and other factors. Accordingly, the Trustees focused their consideration on other information provided in connection with this matter, given the arms’-length nature of the relationship between PLFA and BlackRock with respect to the negotiation of the Portfolio’s sub-advisory fees, and the fact that such fees are paid by PLFA.

The Board concluded that the Large-Cap Growth Portfolio’s fee structure reflected in the BlackRock Portfolio Management Agreement is fair and reasonable.

5. Ancillary Benefits

The Trustees received from PLFA and BlackRock information concerning other benefits that may be received by BlackRock and its affiliates as a result of their relationship with the Large-Cap Growth Portfolio, including commissions that may be paid to broker-dealers affiliated with the Portfolio Manager and the anticipated use of soft-dollars by the Portfolio Manager. In this regard, the Trustees noted that BlackRock represented that it does not anticipate utilizing an affiliated broker-dealer and that it anticipates using soft dollar credits generated by Portfolio commissions to pay for research services. The potential benefits that may be derived by BlackRock from its relationship with the Large-Cap Growth Portfolio could include larger assets under management, and reputational benefits, which are consistent with those generally derived by sub-advisers to mutual funds. The Trustees considered potential benefits to be derived by BlackRock from its relationship with the Large-Cap Growth Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

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6. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the BlackRock Portfolio Management Agreement is in the best interests of the Large-Cap Growth Portfolio and its shareholders; and (ii) the compensation payable under the BlackRock Portfolio Management Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Value Advantage Portfolio

At the in-person meeting on December 12, 2012, the Board, including all of the Independent Trustees, approved, effective May 1, 2013, the Advisory Agreement with PLFA with respect to the Value Advantage Portfolio (the “Value Advantage Advisory Agreement”) and the Portfolio Management Agreement with J.P Morgan Investment Management (“JP Morgan”) with respect to the Portfolio (the “JP Morgan Portfolio Management Agreement”), and appointed JP Morgan as the Portfolio Manager for this Portfolio.

In evaluating the Value Advantage Advisory Agreement and JP Morgan Portfolio Management Agreement, the Board, including the Independent Trustees, considered the factors described below. Additionally, in its evaluation of the JP Morgan Investment Management Agreement, the Board, including the Independent Trustees, considered the factors described below. Additionally, the Board considered the various screening processes that PLFA utilizes in identifying a proposed new portfolio manager, including screening for qualified firms through the use of quantitative data and information gathered from independent third-party databases, as well as the due diligence conducted by PLFA on the investment resources and personnel of a portfolio manager and an assessment of the investment strategies used by a portfolio manager, and the due diligence conducted by the Fund’s CCO. In addition, the Board reviewed the specific criteria and information evaluated by PLFA during the selection process of JP Morgan, including information about other firms considered by PLFA, and PLFA’s analysis in reaching its conclusion to recommend JP Morgan as the new Portfolio Manager. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the portfolio managers and has recommended and taken measures to attempt to remedy relative underperformance by a fund when PLFA and the Board believed appropriate.

In evaluating the Value Advantage Advisory Agreement and JP Morgan Portfolio Management Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

Portfolio Oversight and Supervision — PLFA, its personnel and its resources. The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of Portfolio Managers; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs the Trustees about matters relevant to the Fund and its shareholders and investing.

The Trustees also considered that PLFA’s investment, legal, compliance and accounting professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance analysis, security valuation and portfolio accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems to provide the appropriate investment management, compliance and monitoring services required for the Portfolio. The Board noted that PLFA monitors numerous investment, performance and compliance metrics for the portfolios of the Trust.

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the investment adviser to the Value Advantage Portfolio in light of the nature, extent, and quality of services expected to be provided by PLFA. The Trustees considered the ability of PLFA to provide an appropriate level of support and resources to the Value Advantage Portfolio and whether PLFA has sufficiently qualified personnel. The Trustees based this review on information and materials provided to them throughout the year by PLFA. The Trustees considered PLFA’s continued development and use of analytical tools for assessing Portfolio performance and the performance of Portfolio Managers, conducting an attribution analysis on performance and reporting on performance to the Trustees. The Trustees noted that PLFA uses these tools to monitor and identify when a Portfolio is underperforming applicable benchmarks or peer groups, and then conducts various analyses to try to assess the sources of and reasons for underperformance. The Trustees noted that PLFA has developed processes to oversee and monitor a Portfolio Manager’s execution of investment strategies. The Board noted that PLFA provides the Board with analysis of this data over rolling periods to assist the Board in identifying trends in Portfolio performance and other areas, and periodically provides the Trustees with information on economic and market trends to provide a context for assessing recent performance. The Board also noted that PLFA conducts periodic due diligence on a Portfolio Manager involving on-site visits, in-person meetings and telephonic meetings to gather information that PLFA uses to attempt to gain an in-depth understanding of a Portfolio Manager’s investment process and to seek to identify issues that may be relevant to a Portfolio Manager’s investment process and to seek to identify issues that may be relevant to a Portfolio Manager’s services to a Portfolio or a Portfolio’s performance. The Trustees also considered the background and experience of PLFA’s senior management, and the experience of and significant amount of attention expected to be given to the Value Advantage Portfolio by PLFA’s management and staff. The Trustees also considered PLFA’s compliance operations with respect to the Trust, including the measures taken by PLFA to assist the Fund in complying with Rule 38a-1 under the 1940 Act. The Trustees further considered the monitoring and additional services provided by PLFA to the Portfolio, including assistance with security valuation, risk management analysis, preparation of periodic performance and financial reports, review of trade execution and coordination of other service providers to the Trust.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services to be provided by PLFA to the Portfolio under the Value Advantage Advisory Agreement.

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JP Morgan. The Trustees considered the benefits to shareholders of retaining JP Morgan as the Portfolio Manager, particularly in light of the nature, extent, and quality of the services expected to be provided by JP Morgan. In this regard, the Trustees considered various materials relating to the proposed Portfolio Manager, including copies of the proposed JP Morgan Portfolio Management Agreement; copies of JP Morgan’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including qualitative assessments from senior management of PLFA.

The Trustees considered that under the JP Morgan Portfolio Management Agreement, JP Morgan would be responsible for providing the investment management services for the Portfolio’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Portfolio. The Trustees considered the quality of the management services expected to be provided to the Value Advantage Portfolio over both the short- and long-term, the organizational depth and resources of JP Morgan, including the background and experience of JP Morgan’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that they had previously reviewed and approved JP Morgan’s written compliance policies and procedures and that the Fund’s CCO previously provided an assessment of JP Morgan’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics.

In making these assessments, the Trustees took note of the extensive due diligence PLFA conducted with respect to JP Morgan, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by JP Morgan. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the Portfolio Managers, and has recommended and taken measures to attempt to remedy relative underperformance by a Portfolio when PLFA and the Board believed appropriate.

The Board concluded it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Value Advantage Portfolio by PLFA under the Value Advantage Advisory Agreement and JP Morgan under the JP Morgan Portfolio Management Agreement.

2. Performance

The Trustees considered PLFA’s efforts and process to search for and screen advisory firms that are qualified to manage an all-cap value portfolio, and PLFA’s identification of JP Morgan to serve as Portfolio Manager with regard to the day-to-day investment activities of the Value Advantage Portfolio. Because this consideration related to a newly organized portfolio, no actual performance record for this Portfolio was available. However, the Trustees considered factors concerning performance in connection with its consideration of this matter and in connection with approval of the related JP Morgan Portfolio Management Agreement, as described below.

The Trustees considered information about the historical performance of an account managed by the same JP Morgan portfolio management team that would manage the Value Advantage Portfolio using similar investment strategies as those proposed for the Value Advantage Portfolio (the “JP Morgan Comparable Performance”). The Trustees considered the JP Morgan Comparable Performance against a pertinent benchmark and against the applicable peer group for the year-to-date, one-, three- and five-year periods as of September 30, 2012. The Trustees also considered the JP Morgan Comparable Performance against a pertinent benchmark and an applicable peer group for the previous six calendar years as of December 31, 2011. The Trustees also considered information about the historical performance of an additional account managed by JP Morgan using similar investment strategies as those proposed for the Value Advantage Portfolio against a pertinent benchmark for the one-year and since inception periods as of September 30, 2012. The Trustees also considered the need for JP Morgan to adhere to the Portfolio’s general investment mandate in order to function appropriately in the Portfolio Optimization Portfolios.

The Board determined that JP Morgan’s performance record was acceptable.

3. Advisory and Portfolio Management Fees

PLFA. The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee for the Value Advantage Portfolio. The Trustees reviewed the proposed advisory fee for the Portfolio and compared such amounts with the average fees of other funds in an applicable peer fund group. The Trustees also noted that the Portfolio would be subject to contractual expense limitations agreed to by PLFA. The Trustees considered that the proposed advisory fee was in line with industry averages for Value Advantage products based on the data presented to the Board. The Trustees also considered that PLFA agreed to an asset-based breakpoint schedule for the Value Advantage Portfolio so that the advisory fee as a percentage of the Portfolio’s net assets would decrease as the Portfolio becomes larger. The Trustees noted that the proposed breakpoint appears to offer meaningful potential savings to shareholders of the Value Advantage Portfolio as asset levels increase.

The Board concluded that the compensation payable under the Value Advantage Advisory Agreement is fair and reasonable.

JP Morgan. The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of the Portfolio Manager with regard to other investment accounts with substantially similar investment strategies as the Value Advantage Portfolio. The Trustees noted that in certain cases there were differences in the level of services proposed to be provided to the Value Advantage Portfolio by JP Morgan and that the level of services provided by JP Morgan on these other accounts was due to the different nature of the accounts or an affiliation between JP Morgan and the account. These differences often explained differences in fee schedules. The Trustees noted that the fee rates were the result of arm’s-length negotiations between PLFA and JP Morgan, and that the Value Advantage Portfolio’s sub-advisory fees are paid by PLFA and are not paid directly by the Value Advantage Portfolio. The Trustees also considered that the sub-advisory fees payable to JP Morgan under the JP Morgan Portfolio Management Agreement does not contain breakpoints.

The Board concluded that the compensation payable under the JP Morgan Portfolio Management Agreement is fair and reasonable.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)

(Unaudited)

4. Costs, Level of Profits and Economies of Scale

Costs and Profitability. The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the Portfolio and information regarding the anticipated projected profitability of the proposed Portfolio to PLFA. The Trustees considered the projected cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Value Advantage Portfolio based on the projected assets, income and expenses of PLFA in its relationship with the Portfolio. The Trustees noted that this projected information contains estimates because there is no actual operating history for the Value Advantage Portfolio. The Trustees also considered the overall financial soundness of PLFA.

The Trustees considered the projected profitability of the JP Morgan Portfolio Management Agreement to JP Morgan to the extent practicable based on the financial information provided by JP Morgan. The Trustees considered that it was difficult to accurately determine or evaluate the projected profitability of the JP Morgan Portfolio Management Agreement to JP Morgan because it managed substantial assets and had multiple business lines and, further, that any such assessment would involve assumptions regarding its allocation policies, capital structure, cost of capital, business mix and other factors. The Trustees focused their consideration on other information provided in connection with this matter, given the arm’s-length nature of the relationship between PLFA and JP Morgan with respect to the negotiation of portfolio sub-advisory fees, the fact that such fees are paid by PLFA and the fact that the projected profitability of the JP Morgan Portfolio Management Agreement to JP Morgan is an estimate as the fund had not commenced operations.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Value Advantage Portfolio as assets grow. Because the Value Advantage Portfolio has no operating history and no assets, no economies of scale exist at this time with respect to the Portfolio. However, the Trustees considered that by utilizing an advisory fee schedule with breakpoints whereby the advisory fee as a percentage of the Portfolio’s net assets decreases as the Portfolio becomes larger represents a good faith attempt to share economies of scale and potential future economies of scale as the asset levels of the Portfolio increase. The Trustees also noted that there would be an expense limitation agreement in place for the Value Advantage Strategies Portfolio.

The Board concluded that the Value Advantage Portfolio’s fee structure reflected in the Value Advantage Advisory Agreement and JP Morgan Portfolio Management Agreement is fair and reasonable.

5. Ancillary Benefits

The Trustees received from PLFA and JP Morgan information concerning other benefits that may be received by PLFA and JP Morgan and their affiliates as a result of their relationship with the Value Advantage Portfolio, including fees for administrative services and reimbursement at an approximate cost basis for certain support services, as well as commissions that may be paid to broker-dealers affiliated with the Portfolio Manager and the anticipated use of soft-dollars by the Portfolio Manager. In this regard, the Trustees noted that JP Morgan represented that they do not anticipate utilizing an affiliated broker-dealer for foreign exchange trades, which are expected to be the primary investments of the Portfolio, or utilizing soft dollar credits generated by Portfolio commissions to pay for research services. The potential benefits that may be derived by PLFA from its relationship with the Value Advantage Portfolio could include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds. The Trustees considered potential benefits to be derived by JP Morgan from its relationship with the Value Advantage Portfolio and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

6. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Value Advantage Advisory Agreement and JP Morgan Portfolio Management Agreement are in the best interests of the Value Advantage Portfolio and its shareholders; and (ii) the compensation payable under the Value Advantage Advisory Agreement and the JP Morgan Portfolio Management Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Floating Rate Income Portfolio

At an in-person meeting on December 12-13, 2011, the Board, including all of the Independent Trustees, approved the establishment and designation of the Floating Rate Income Portfolio. PLFA will directly manage the Floating Rate Income Portfolio under the name, Pacific Asset Management. In connection with the approval of the Floating Rate Income Portfolio, the board also approved the Advisory Agreement with PLFA with respect to the Floating Rate Income Portfolio (the “Floating Rate Income Advisory Agreement”).

In evaluating the Floating Rate Income Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

1. Nature, Extent and Quality of Services to be Provided

The Trustees considered the depth and quality of PLFA’s investment management process, including its sophisticated monitoring and oversight of the other series of the Trust; its direct management of certain series of the Trust; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Trustees considered the high quality of the products and services provided by PLFA and its affiliates, such as the many educational services and tools offered to assist intermediaries in effectively understanding and meeting shareholder needs. The Trustees also noted that PLFA regularly informs the Trustees about matters relevant to the Fund and its shareholders.

The Trustees also considered that PLFA’s investment, legal and compliance professionals have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance, security valuation and fund accounting. The Trustees further considered PLFA’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)

(Unaudited)

The Trustees considered the benefits to shareholders of retaining PLFA to serve as the adviser to the Floating Rate Income Portfolio and to directly manage the Portfolio within its Pacific Asset Management (“PAM”) business unit in light of the nature, extent, and quality of services expected to be provided. The Trustees considered the ability of PLFA and PAM to provide an appropriate level of support and resources to the Portfolio and whether PLFA and PAM have sufficiently qualified personnel to provide the investment management, compliance and monitoring services required for the Floating Rate Income Portfolio. The Trustees based this review on information and materials provided to them by PLFA and PAM. The Trustees also considered the background and experience of PLFA and PAM’s senior management and the significant amount of attention expected to be given to the Floating Rate Income Portfolio by PLFA and PAM’s management and staff. The Trustees also considered various materials relating to PLFA (including PAM), including copies of PLFA’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation.

The Trustees considered that under the Floating Rate Income Advisory Agreement, PLFA would be responsible for providing the investment management services for the Floating Rate Income Portfolio’s assets, including investment research, advice and supervision, and determining which securities would be purchased or sold by the Floating Rate Income Portfolio. The Trustees considered that the investment management services would be provided by the PAM unit, and that other units of PLFA would provide monitoring, compliance and other services, including reporting to the Board. The Trustees considered the quality of the management services expected to be provided to the Floating Rate Income Portfolio over both the short- and long-term, the organizational depth and resources of PLFA (including PAM), including the background and experience of PAM’s management and the expertise of the Portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy. In making these assessments, the Trustees were aided by the in-person presentation and materials provided by PLFA and PAM. The Trustees noted that PLFA serves as adviser to each Portfolio of the Fund and directly manages, within its PAM business unit, the Cash Management and High Yield Bond Portfolios, each a series of the Trust, and , the PL Income, PL Floating Rate Income and PL Money Market Funds, each a series of Pacific Life Funds. The Board noted that PLFA would monitor numerous investment, performance and compliance metrics for the Floating Rate Income Portfolio over daily, weekly, monthly, quarterly and annual periods.

The Trustees considered the monitoring and additional services that would be provided by PLFA to the Portfolio, including assistance with security valuation, risk management oversight, preparation of periodic performance and financial reports, review of trade execution and coordination of other service providers to the Trust. In addition, the Trustees considered that they had previously reviewed and approved PLFA’s written compliance policies and procedures and that the Fund’s CCO had previously provided an assessment of PLFA’s compliance programs as required under Rule 38a-1 of the 1940 Act and its code of ethics. The Trustees further noted the compliance monitoring to be conducted by PLFA and PAM on an ongoing basis and also noted the procedures and systems necessary to maintain compliance with applicable laws and regulations as well as the resources that PLFA and PAM dedicate to these programs.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management, compliance and monitoring services anticipated to be provided by PLFA to the Floating Rate Income Portfolio under the Floating Rate Income Advisory Agreement.

2. Performance

The Trustees considered PLFA’s experience managing funds directly within PAM and its qualifications to manage the Floating Rate Income Portfolio. Because this consideration related to a newly organized fund, no actual performance records were available. However, the Trustees considered the investment process and techniques to be used by PAM for the Floating Rate Income Portfolio and PAM’s experience directly managing other Portfolios of the Trust, three portfolios of Pacific Life Funds, and Pacific Life Insurance Company’s general account. Additionally, the Board considered certain factors concerning performance in connection with its consideration of this matter, as described below.

The Trustees considered information about the historical performance of an account managed according to the strategies expected to be used in the Floating Rate Income Portfolio by the same fund management team that would manage the Floating Rate Income Portfolio (the “PAM Comparable Performance”). The Trustees considered the PAM Comparable Performance against a pertinent benchmark index and Morningstar peer group for the most recent year to date, one-, and three-year periods as of October 31, 2011. The Trustees also considered the PAM Comparable Performance against a pertinent benchmark index and Morningstar peer group for the four most recent calendar year periods.

The Board determined that the performance record of PAM’s investment team was acceptable.

3. Advisory Fees

The Trustees requested, received and reviewed information from PLFA relating to the proposed advisory fee and total operating expenses for the Floating Rate Income Portfolio. The Trustees reviewed the advisory fees and total operating expense ratios for the Floating Rate Income Portfolio and compared such amounts with the average fee and expense levels of other funds in applicable peer fund groups. The Trustees also noted that the Portfolio was subject to contractual expense limitations agreed to by PLFA. The Trustees considered that the proposed advisory fee rate was in line with industry averages for similar funds based on the data presented to the Board.

The Board concluded that the compensation payable under the Floating Rate Income Advisory Agreement is fair and reasonable.

4. Costs, Level of Profits and Economies of Scale

The Trustees reviewed information regarding PLFA’s projected costs of sponsoring the Floating Rate Income Portfolio and information regarding the anticipated potential profitability of the proposed Floating Rate Income Portfolio to PLFA.

Costs and Profitability. The Trustees considered the cost of services to be provided and projected profits to be realized by PLFA from the relationship with the Floating Rate Income Portfolio based on the projected assets, income and expenses of PLFA in its relationship with the Portfolio. The Trustees noted that this information contains estimates because there is no actual operating history for the Floating Rate Income Portfolio. The Trustees considered the overall financial soundness of PLFA. The Trustees reviewed projected profitability information with

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND PORTFOLIO MANAGEMENT AGREEMENTS (Continued)

(Unaudited)

respect to the profit or loss to PLFA from the Floating Rate Income Advisory Agreement. The Trustees reviewed the revenues and other benefits that are expected to be derived by PLFA from the Floating Rate Income Portfolio.

Economies of Scale. The Trustees considered the extent to which economies of scale may be realized by the Floating Rate Income Portfolio and the Fund as assets grow. Because the Floating Rate Income Portfolio does not have any operating history and no assets, no economies of scale exist at this time with respect to the Floating Rate Income Portfolio. However, the Trustees considered that by utilizing an advisory fee schedule with breakpoints whereby the advisory fee as a percentage of the Portfolio’s net assets decreases or will decrease as the Portfolio becomes larger represents a good faith attempt to share economies of scale and potential future economies of scale as the asset levels of the Portfolio increase. The Trustees also noted that there would be an expense limitation agreement in place for the Floating Rate Income Portfolio.

The Board concluded that the fee structure of the Floating Rate Income Portfolio reflected in the Floating Rate Income Advisory Agreement was fair and reasonable.

5. Ancillary Benefits

The Trustees received from PLFA information concerning other benefits that may be received by PLFA and its affiliates as a result of its relationship with the Floating Rate Income Portfolio, including fees for administrative services and reimbursement at an approximate cost basis for certain support services. The Trustees considered that PAM represented that it does not anticipate utilizing soft dollars or an affiliated broker dealer for trades. The Trustees considered that the potential benefits that could be derived by PLFA and PAM from their relationships with the Floating Rate Income Portfolio may include larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisers to mutual funds.

6. Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the Floating Rate Income Advisory Agreement is in the best interests of the Floating Rate Income Portfolio and its shareholders; and (ii) the compensation payable under the Floating Rate Income Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Fund files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The fund’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s Website at http://www. sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington D.C. (information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the fund’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Fund files information regarding how the Fund’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Fund’s Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Fund

For complete descriptions of the various securities and other instruments held by the Fund and their risks, please see the Fund’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, see the Fund’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is described in the Fund’s SAI.

Availability of a Complete Schedule of Investments

The Fund’s annual and semi-annual reports may contain a summary schedule of investments (“SOI”) for certain portfolios. A complete schedule for each summary SOI presented is available as noted below.

How to obtain Information

The Fund’s prospectus, SAI (including Proxy Voting Policies), the Pacific Dynamix Underlying Portfolios annual and semi-annual reports, and complete Schedules of Investments are available:

•	On the Fund’s website at http://www.PacificLife.com

•	On the SEC’ website at http://www. sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Pacific Life’s Annuity Registered Representative: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-800-7681

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

7 a.m. through 5 p.m. Pacific Time

Pacific Life Insurance Company/

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Report

as of June 30, 2013

• Pacific Select Fund

Form Nos.	15-20803-16
357-13A

Pacific Dynamix Underlying Portfolios

Semi-Annual Report

As of June 30, 2013

PACIFIC SELECT FUND

Schedules of Investments	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-3
Statements of Changes in Net Assets	B-5
Financial Highlights	B-7
Notes to Financial Statements	C-1
Disclosure of Fund Expenses	D-1
Where to Go for More Information	D-2

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 22.8%

Consumer Discretionary - 1.6%

Amazon.com Inc 1.200% due 11/29/17	$100,000	$96,782
AutoZone Inc 4.000% due 11/15/20	50,000	51,150
Brinker International Inc 3.875% due 05/15/23	100,000	93,913
CBS Corp
5.900% due 10/15/40	50,000	52,332
7.875% due 07/30/30	100,000	127,834
8.875% due 05/15/19	25,000	32,244
Comcast Corp 4.950% due 06/15/16	200,000	221,644
5.700% due 07/01/19	100,000	116,887
5.875% due 02/15/18	200,000	233,664
6.450% due 03/15/37	100,000	120,074
6.950% due 08/15/37	200,000	252,798
COX Communications Inc 5.450% due 12/15/14	8,000	8,538
DIRECTV Holdings LLC 2.400% due 03/15/17	100,000	100,542
3.550% due 03/15/15	88,000	91,388
3.800% due 03/15/22	100,000	96,182
5.000% due 03/01/21	100,000	105,452
5.200% due 03/15/20	35,000	37,828
6.000% due 08/15/40	50,000	50,163
6.375% due 03/01/41	50,000	52,477
Discovery Communications LLC 3.700% due 06/01/15	100,000	104,974
4.950% due 05/15/42	100,000	94,077
5.050% due 06/01/20	50,000	55,527
Dollar General Corp 3.250% due 04/15/23	50,000	45,726
Ford Motor Co 4.750% due 01/15/43	100,000	88,552
7.450% due 07/16/31	150,000	180,468
Johnson Controls Inc 5.000% due 03/30/20	50,000	54,969
Kohl’s Corp 3.250% due 02/01/23	100,000	92,639
Lowe’s Cos Inc 3.120% due 04/15/22	100,000	98,554
5.500% due 10/15/35	100,000	108,430
6.875% due 02/15/28	50,000	61,879
Macy’s Retail Holdings Inc 3.875% due 01/15/22	100,000	100,385
5.750% due 07/15/14	60,000	62,903
McDonald’s Corp 3.500% due 07/15/20	50,000	52,348
3.700% due 02/15/42	200,000	178,682
4.875% due 07/15/40	10,000	10,705
5.350% due 03/01/18	100,000	114,711
Mohawk Industries Inc 6.375% due 01/15/16	100,000	110,751
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	71,341
3.650% due 04/30/15	100,000	105,109
4.375% due 04/01/21	100,000	107,994
6.400% due 04/30/40	125,000	150,160
Newell Rubbermaid Inc 4.000% due 06/15/22	61,000	61,355
News America Inc 4.500% due 02/15/21	100,000	107,249
6.400% due 12/15/35	50,000	56,073
6.900% due 03/01/19	150,000	181,319
6.900% due 08/15/39	150,000	177,160

	Principal Amount	Value
NIKE Inc 3.625% due 05/01/43	$25,000	$22,236
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	98,696
Omnicom Group Inc 3.625% due 05/01/22	100,000	96,574
4.450% due 08/15/20	50,000	52,006
Princeton University 5.700% due 03/01/39	50,000	61,357
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	62,287
Starwood Hotels & Resorts Worldwide Inc 3.125% due 02/15/23	118,000	109,365
Target Corp 2.900% due 01/15/22	100,000	97,989
6.000% due 01/15/18	100,000	117,604
7.000% due 01/15/38	100,000	131,082
The Gap Inc 5.950% due 04/12/21	100,000	110,725
The Home Depot Inc 2.700% due 04/01/23	100,000	94,947
4.200% due 04/01/43	100,000	95,498
4.400% due 04/01/21	100,000	109,892
5.400% due 03/01/16	50,000	55,742
5.875% due 12/16/36	75,000	88,572
The Interpublic Group of Cos Inc 2.250% due 11/15/17	50,000	48,623
The Walt Disney Co 1.100% due 12/01/17	175,000	169,784
1.125% due 02/15/17	100,000	98,351
2.350% due 12/01/22	100,000	92,515
2.750% due 08/16/21	50,000	49,279
Thomson Reuters Corp (Canada) 4.700% due 10/15/19	25,000	27,498
5.850% due 04/15/40	25,000	27,123
Time Warner Cable Inc 4.000% due 09/01/21	100,000	95,881
5.000% due 02/01/20	300,000	313,472
5.875% due 11/15/40	50,000	45,993
6.750% due 06/15/39	50,000	51,207
7.300% due 07/01/38	150,000	163,648
Time Warner Inc 3.150% due 07/15/15	100,000	104,496
4.700% due 01/15/21	50,000	53,564
4.750% due 03/29/21	100,000	107,698
6.100% due 07/15/40	50,000	54,832
6.200% due 03/15/40	50,000	55,277
6.250% due 03/29/41	50,000	55,415
6.500% due 11/15/36	100,000	113,559
7.700% due 05/01/32	150,000	191,384
TJX Cos Inc 4.200% due 08/15/15	25,000	26,751
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	28,447
Viacom Inc 1.250% due 02/27/15	50,000	50,160
3.125% due 06/15/22	100,000	94,331
4.375% due 03/15/43 ~	70,000	59,668
5.625% due 09/15/19	25,000	28,723
Whirlpool Corp 3.700% due 03/01/23	50,000	47,988
Wyndham Worldwide Corp 2.950% due 03/01/17	100,000	101,270
Yale University 2.900% due 10/15/14	25,000	25,759
Yum! Brands Inc 4.250% due 09/15/15	25,000	26,609
6.875% due 11/15/37	25,000	30,020

		8,419,829

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-1

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Consumer Staples - 1.7%

Altria Group Inc 4.500% due 05/02/43	$100,000	$89,375
4.750% due 05/05/21	200,000	214,439
9.250% due 08/06/19	250,000	331,370
9.950% due 11/10/38	50,000	74,279
Anheuser-Busch InBev Finance Inc 1.250% due 01/17/18	100,000	97,161
Anheuser-Busch InBev Worldwide Inc 0.800% due 07/15/15	100,000	100,013
1.375% due 07/15/17	150,000	147,726
2.500% due 07/15/22	100,000	93,491
3.750% due 07/15/42	100,000	87,107
4.125% due 01/15/15	150,000	157,648
5.375% due 01/15/20	200,000	230,801
6.375% due 01/15/40	50,000	62,139
Archer-Daniels-Midland Co 4.016% due 04/16/43	50,000	43,999
4.479% due 03/01/21	100,000	106,936
Beam Inc 5.875% due 01/15/36	100,000	110,381
Bunge Ltd Finance Corp 3.200% due 06/15/17	100,000	102,366
8.500% due 06/15/19	10,000	12,352
Campbell Soup Co 2.500% due 08/02/22	100,000	91,319
Colgate-Palmolive Co 0.600% due 11/15/14	100,000	100,172
ConAgra Foods Inc 1.350% due 09/10/15	50,000	50,363
1.900% due 01/25/18	100,000	98,379
3.200% due 01/25/23	100,000	95,764
Costco Wholesale Corp 1.125% due 12/15/17	150,000	146,028
CVS Caremark Corp 2.750% due 12/01/22	50,000	46,782
5.750% due 06/01/17	100,000	114,949
6.125% due 09/15/39	50,000	58,692
6.250% due 06/01/27	100,000	118,738
Diageo Capital PLC (United Kingdom) 1.125% due 04/29/18	100,000	96,148
5.750% due 10/23/17	100,000	115,099
Diageo Investment Corp 2.875% due 05/11/22	150,000	145,016
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	49,417
General Mills Inc 5.400% due 06/15/40	45,000	50,043
5.650% due 02/15/19	100,000	116,260
Kellogg Co 2.750% due 03/01/23	100,000	93,419
3.250% due 05/21/18	65,000	68,124
7.450% due 04/01/31	25,000	32,374
Kimberly-Clark Corp 3.700% due 06/01/43	100,000	90,186
6.625% due 08/01/37	100,000	131,134
7.500% due 11/01/18	50,000	63,523
Kraft Foods Group Inc 3.500% due 06/06/22	200,000	198,320
5.000% due 06/04/42	100,000	101,768
Lorillard Tobacco Co 3.500% due 08/04/16	45,000	47,072
3.750% due 05/20/23	100,000	92,401
Molson Coors Brewing Co 5.000% due 05/01/42	100,000	96,517
Mondelez International Inc 5.375% due 02/10/20	100,000	112,276
6.125% due 02/01/18	100,000	115,651
6.500% due 02/09/40	100,000	119,842
6.875% due 02/01/38	100,000	122,686

	Principal Amount	Value
PepsiCo Inc 0.700% due 08/13/15	$100,000	$100,014
1.250% due 08/13/17	100,000	97,923
2.750% due 03/01/23	100,000	94,757
3.100% due 01/15/15	100,000	103,773
5.000% due 06/01/18	100,000	113,284
Philip Morris International Inc 4.500% due 03/20/42	200,000	187,583
5.650% due 05/16/18	200,000	230,732
6.375% due 05/16/38	100,000	119,361
Reynolds American Inc 6.750% due 06/15/17	100,000	115,946
Safeway Inc 3.950% due 08/15/20	60,000	58,900
Sysco Corp 2.600% due 06/12/22	100,000	94,389
The Clorox Co 3.550% due 11/01/15	25,000	26,372
3.800% due 11/15/21	100,000	101,353
The Coca-Cola Co 0.750% due 03/13/15	150,000	150,573
1.800% due 09/01/16	100,000	102,091
3.300% due 09/01/21	100,000	102,368
The Hershey Co 1.500% due 11/01/16	100,000	101,255
The Kroger Co 2.200% due 01/15/17	50,000	50,227
3.900% due 10/01/15	100,000	106,044
The Pepsi Bottling Group Inc 7.000% due 03/01/29	100,000	128,732
The Procter & Gamble Co 2.300% due 02/06/22	100,000	95,166
3.500% due 02/15/15	150,000	157,128
5.500% due 02/01/34	50,000	58,026
Tyson Foods Inc 4.500% due 06/15/22	100,000	102,311
Unilever Capital Corp 0.850% due 08/02/17	100,000	96,987
5.900% due 11/15/32	50,000	62,835
Wal-Mart Stores Inc 1.125% due 04/11/18	100,000	97,123
1.500% due 10/25/15	100,000	101,985
2.550% due 04/11/23	100,000	93,851
3.250% due 10/25/20	100,000	103,485
4.000% due 04/11/43	150,000	137,413
5.000% due 10/25/40	100,000	106,099
5.250% due 09/01/35	125,000	136,301
6.500% due 08/15/37	150,000	190,359
Walgreen Co 1.800% due 09/15/17	75,000	74,111
3.100% due 09/15/22	75,000	71,174
5.250% due 01/15/19	25,000	28,303

		8,938,379

Energy - 2.4%

Anadarko Petroleum Corp 6.200% due 03/15/40	100,000	112,694
6.375% due 09/15/17	100,000	115,070
6.450% due 09/15/36	50,000	58,176
Apache Corp 1.750% due 04/15/17	100,000	100,196
5.100% due 09/01/40	100,000	101,099
5.250% due 02/01/42	25,000	25,541
5.625% due 01/15/17	50,000	56,343
6.000% due 01/15/37	25,000	28,267
Baker Hughes Inc 5.125% due 09/15/40	50,000	54,830
BP Capital Markets PLC (United Kingdom) 1.375% due 05/10/18	100,000	96,464
1.846% due 05/05/17	100,000	100,184

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-2

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
2.750% due 05/10/23	$250,000	$231,500
3.561% due 11/01/21	100,000	100,429
3.875% due 03/10/15	100,000	105,064
Buckeye Partners LP 5.500% due 08/15/19	25,000	27,635
Burlington Resources Finance Co (Canada) 7.400% due 12/01/31	100,000	133,689
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	100,000	113,475
6.750% due 02/01/39	90,000	106,247
Cenovus Energy Inc (Canada) 4.450% due 09/15/42	100,000	90,108
5.700% due 10/15/19	50,000	56,921
Chevron Corp 2.355% due 12/05/22	250,000	235,455
4.950% due 03/03/19	50,000	57,471
CNOOC Finance Ltd (United Kingdom) 3.000% due 05/09/23	200,000	180,936
ConocoPhillips 4.600% due 01/15/15	100,000	106,059
5.750% due 02/01/19	150,000	175,862
6.500% due 02/01/39	50,000	63,180
ConocoPhillips Co 1.050% due 12/15/17	100,000	96,573
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	127,793
Devon Energy Corp 6.300% due 01/15/19	50,000	57,979
Devon Financing Corp LLC 7.875% due 09/30/31	150,000	194,898
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	29,488
Ecopetrol SA (Colombia) 7.625% due 07/23/19	100,000	118,750
El Paso Natural Gas Co LLC 5.950% due 04/15/17	50,000	56,784
Enbridge Energy Partners LP 5.200% due 03/15/20	15,000	16,360
7.500% due 04/15/38	50,000	60,681
Encana Corp (Canada) 5.900% due 12/01/17	100,000	113,461
Energy Transfer Partners LP 3.600% due 02/01/23	100,000	93,720
6.125% due 02/15/17	50,000	56,329
6.500% due 02/01/42	100,000	107,099
9.000% due 04/15/19	50,000	63,661
Ensco PLC (United Kingdom) 4.700% due 03/15/21	100,000	106,293
Enterprise Products Operating LLC 3.350% due 03/15/23	50,000	48,184
5.600% due 10/15/14	100,000	105,885
6.125% due 10/15/39	115,000	128,453
6.500% due 01/31/19	100,000	119,394
6.875% due 03/01/33	150,000	179,139
EOG Resources Inc 5.625% due 06/01/19	100,000	117,095
EQT Corp 8.125% due 06/01/19	25,000	30,503
Halliburton Co 3.250% due 11/15/21	100,000	101,568
7.450% due 09/15/39	25,000	34,371
Hess Corp 5.600% due 02/15/41	50,000	51,533
7.125% due 03/15/33	50,000	58,991
8.125% due 02/15/19	100,000	125,446
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	100,000	98,779
5.300% due 09/15/20	50,000	55,579
5.625% due 02/15/15	35,000	37,540
6.850% due 02/15/20	50,000	59,584
6.950% due 01/15/38	200,000	237,428

	Principal Amount	Value
Magellan Midstream Partners LP 6.400% due 07/15/18	$100,000	$118,618
Marathon Oil Corp 0.900% due 11/01/15	100,000	99,488
2.800% due 11/01/22	100,000	92,647
6.000% due 10/01/17	50,000	57,294
Marathon Petroleum Corp 6.500% due 03/01/41	100,000	114,708
Nabors Industries Inc 4.625% due 09/15/21	150,000	147,623
National Oilwell Varco Inc 2.600% due 12/01/22	100,000	93,905
Nexen Inc (Canada) 6.200% due 07/30/19	50,000	58,867
Noble Energy Inc 4.150% due 12/15/21	100,000	103,380
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	200,000	200,165
Occidental Petroleum Corp 1.500% due 02/15/18	150,000	146,733
4.100% due 02/01/21	100,000	105,731
ONEOK Partners LP 8.625% due 03/01/19	150,000	190,076
Pemex Project Funding Master Trust 6.625% due 06/15/35	100,000	105,500
Petro-Canada (Canada) 6.800% due 05/15/38	200,000	232,734
Petrobras International Finance Co (Cayman) 3.500% due 02/06/17	100,000	99,777
3.875% due 01/27/16	600,000	620,215
5.375% due 01/27/21	100,000	100,923
5.750% due 01/20/20	25,000	26,124
6.750% due 01/27/41	100,000	100,495
6.875% due 01/20/40	50,000	51,018
7.875% due 03/15/19	100,000	116,091
Petrohawk Energy Corp 7.250% due 08/15/18	100,000	109,350
Petroleos Mexicanos (Mexico) 4.875% due 03/15/15	50,000	52,813
4.875% due 01/24/22	100,000	102,250
5.500% due 01/21/21	100,000	107,000
6.500% due 06/02/41	300,000	311,250
Phillips 66 4.300% due 04/01/22	100,000	103,455
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	98,871
Plains All American Pipeline LP 5.000% due 02/01/21	50,000	55,020
6.700% due 05/15/36	100,000	116,875
Rowan Cos Inc 7.875% due 08/01/19	30,000	36,097
Shell International Finance BV (Netherlands) 2.375% due 08/21/22	100,000	93,580
3.100% due 06/28/15	100,000	104,840
3.625% due 08/21/42	100,000	88,769
4.300% due 09/22/19	100,000	111,072
6.375% due 12/15/38	50,000	64,709
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	104,912
Spectra Energy Capital LLC 3.300% due 03/15/23	100,000	90,347
6.200% due 04/15/18	25,000	29,150
Statoil ASA (Norway) 2.450% due 01/17/23	100,000	92,775
3.150% due 01/23/22	100,000	99,031
3.950% due 05/15/43	100,000	90,934
5.250% due 04/15/19	100,000	115,675

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-3

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	$100,000	$93,031
Talisman Energy Inc (Canada) 6.250% due 02/01/38	100,000	107,845
Total Capital Canada Ltd (Canada) 1.450% due 01/15/18	150,000	146,620
Total Capital SA (France) 3.000% due 06/24/15	100,000	104,537
4.125% due 01/28/21	100,000	106,664
TransCanada PipeLines Ltd (Canada) 0.750% due 01/15/16	100,000	98,918
2.500% due 08/01/22	100,000	92,348
7.125% due 01/15/19	100,000	122,049
7.625% due 01/15/39	50,000	68,045
Transocean Inc (Cayman) 6.000% due 03/15/18	100,000	112,141
6.800% due 03/15/38	100,000	106,798
Valero Energy Corp 6.125% due 02/01/20	50,000	58,159
6.625% due 06/15/37	250,000	288,470
Weatherford International Ltd (Bermuda) 6.750% due 09/15/40	100,000	103,878
9.625% due 03/01/19	100,000	126,518
Western Gas Partners LP 4.000% due 07/01/22	100,000	97,197
Williams Partners LP 3.800% due 02/15/15	50,000	52,146
4.000% due 11/15/21	100,000	98,177
6.300% due 04/15/40	20,000	21,054

		12,687,718

Financials - 9.0%

Abbey National Treasury Services PLC (United Kingdom) 4.000% due 04/27/16	100,000	105,718
ACE INA Holdings Inc 2.600% due 11/23/15	100,000	103,831
2.700% due 03/13/23	25,000	23,366
4.150% due 03/13/43	25,000	23,168
5.900% due 06/15/19	15,000	17,889
Aflac Inc 4.000% due 02/15/22	100,000	102,114
6.900% due 12/17/39	15,000	18,555
African Development Bank (Multi-National) 0.875% due 03/15/18	100,000	97,214
2.500% due 03/15/16	100,000	104,744
Alleghany Corp 4.950% due 06/27/22	100,000	105,789
American Express Co 2.650% due 12/02/22	150,000	138,697
4.050% due 12/03/42	125,000	109,858
7.000% due 03/19/18	100,000	120,390
American Express Credit Corp 2.750% due 09/15/15	100,000	103,768
2.800% due 09/19/16	200,000	207,770
American International Group Inc 3.800% due 03/22/17	200,000	209,785
4.875% due 06/01/22	100,000	106,728
5.050% due 10/01/15	100,000	108,487
5.850% due 01/16/18	200,000	225,260
6.250% due 05/01/36	150,000	174,440
8.175% due 05/15/58 §	125,000	153,125
American Tower Corp REIT 4.700% due 03/15/22	200,000	201,970
Ameriprise Financial Inc 7.300% due 06/28/19	20,000	24,896
Aon Corp 5.000% due 09/30/20	50,000	54,890

	Principal Amount	Value
Asian Development Bank (Multi-National) 1.875% due 10/23/18	$100,000	$100,925
2.500% due 03/15/16	200,000	209,848
2.625% due 02/09/15	150,000	155,302
AvalonBay Communities Inc REIT 2.950% due 09/15/22	35,000	32,422
AXA SA (France) 8.600% due 12/15/30	25,000	30,313
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	55,512
Bank of America Corp 1.250% due 01/11/16	100,000	98,663
2.000% due 01/11/18	250,000	242,326
3.300% due 01/11/23	150,000	141,972
3.750% due 07/12/16	200,000	209,774
4.500% due 04/01/15	200,000	209,852
5.625% due 07/01/20	200,000	220,419
5.650% due 05/01/18	150,000	166,766
5.700% due 01/24/22	150,000	166,707
6.500% due 08/01/16	200,000	225,614
7.625% due 06/01/19	150,000	180,413
Bank of Montreal (Canada) 2.500% due 01/11/17	200,000	205,129
Bank of Nova Scotia (Canada) 1.450% due 04/25/18	100,000	96,433
2.550% due 01/12/17	200,000	205,959
3.400% due 01/22/15	50,000	52,007
Barclays Bank PLC (United Kingdom) 5.000% due 09/22/16	150,000	165,815
5.140% due 10/14/20	250,000	252,845
BB&T Corp 2.050% due 06/19/18	100,000	98,621
2.150% due 03/22/17	100,000	100,222
3.950% due 04/29/16	50,000	53,595
BBVA U.S. Senior SAU (Spain) 4.664% due 10/09/15	200,000	206,108
Berkshire Hathaway Finance Corp 2.450% due 12/15/15	100,000	104,036
5.750% due 01/15/40	25,000	27,996
Berkshire Hathaway Inc 1.550% due 02/09/18	150,000	147,073
3.000% due 02/11/23	50,000	48,210
3.400% due 01/31/22	100,000	100,437
4.500% due 02/11/43	100,000	95,510
BioMed Realty LP REIT 4.250% due 07/15/22	100,000	98,446
BlackRock Inc 3.500% due 12/10/14	25,000	26,016
5.000% due 12/10/19	100,000	113,528
BNP Paribas SA (France) 2.375% due 09/14/17	100,000	99,066
3.250% due 03/11/15	100,000	103,274
5.000% due 01/15/21	200,000	212,886
Boston Properties LP 3.125% due 09/01/23	100,000	92,509
Boston Properties LP REIT 3.700% due 11/15/18	100,000	105,111
5.875% due 10/15/19	25,000	28,861
Canadian Imperial Bank of Commerce (Canada) 2.350% due 12/11/15	100,000	103,506
Capital One Bank USA NA 8.800% due 07/15/19	50,000	64,187
Capital One Financial Corp 2.150% due 03/23/15	100,000	101,608
4.750% due 07/15/21	100,000	105,596
6.150% due 09/01/16	100,000	111,655
Caterpillar Financial Services Corp 2.650% due 04/01/16	200,000	208,386

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-4

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Citigroup Inc 1.250% due 01/15/16	$350,000	$345,984
3.375% due 03/01/23	105,000	100,588
3.953% due 06/15/16	250,000	263,662
4.050% due 07/30/22	100,000	96,237
4.450% due 01/10/17	150,000	160,706
4.500% due 01/14/22	60,000	62,587
4.750% due 05/19/15	100,000	105,796
4.875% due 05/07/15	100,000	105,527
5.000% due 09/15/14	100,000	103,946
6.000% due 08/15/17	100,000	112,747
6.125% due 11/21/17	100,000	113,729
6.125% due 08/25/36	100,000	98,293
6.875% due 03/05/38	100,000	121,770
8.125% due 07/15/39	200,000	265,218
8.500% due 05/22/19	150,000	189,156
CME Group Inc 3.000% due 09/15/22	50,000	47,138
CNA Financial Corp
6.500% due 08/15/16	50,000	56,676
7.350% due 11/15/19	15,000	18,178
Comerica Inc 3.000% due 09/16/15	100,000	104,517
Commonwealth Bank of Australia (Australia) 1.900% due 09/18/17	250,000	249,736
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 3.875% due 02/08/22	100,000	100,830
3.950% due 11/09/22	250,000	239,391
Corp Andina de Fomento (Multi-National) 3.750% due 01/15/16	100,000	106,051
8.125% due 06/04/19	25,000	30,925
Council Of Europe Development Bank (Multi-National) 1.125% due 05/31/18	100,000	96,854
1.500% due 01/15/15	100,000	101,585
1.500% due 02/22/17	100,000	100,969
Countrywide Financial Corp 6.250% due 05/15/16	100,000	109,105
Credit Suisse NY (Switzerland) 4.375% due 08/05/20	350,000	375,645
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	70,982
DDR Corp REIT 4.750% due 04/15/18	25,000	26,882
Deutsche Bank AG (Germany) 3.250% due 01/11/16	300,000	314,281
4.296% due 05/24/28 §	200,000	184,923
Digital Realty Trust LP REIT 3.625% due 10/01/22	35,000	32,177
Duke Realty LP REIT 3.625% due 04/15/23	25,000	23,168
3.875% due 10/15/22	25,000	23,713
6.750% due 03/15/20	25,000	28,718
ERP Operating LP REIT 4.625% due 12/15/21	200,000	212,105
4.750% due 07/15/20	100,000	107,665
European Bank for Reconstruction & Development (Multi-National) 1.000% due 02/16/17	250,000	248,685
1.000% due 09/17/18	100,000	96,942
1.625% due 09/03/15	100,000	102,364
European Investment Bank (Multi-National) 0.500% due 08/15/16	200,000	197,458
1.000% due 07/15/15	350,000	352,934
1.000% due 03/15/18	250,000	241,876
1.000% due 06/15/18	100,000	96,248
1.125% due 08/15/14	200,000	201,276
1.125% due 04/15/15	150,000	151,752

	Principal Amount	Value
1.125% due 09/15/17	$150,000	$147,580
2.250% due 03/15/16	500,000	519,568
2.875% due 01/15/15	200,000	207,539
2.875% due 09/15/20	250,000	251,535
4.875% due 02/15/36	25,000	28,155
5.125% due 05/30/17	500,000	571,048
Export-Import Bank of Korea (South Korea) 5.000% due 04/11/22	200,000	212,842
5.875% due 01/14/15	100,000	106,512
Fifth Third Bancorp 5.450% due 01/15/17	50,000	54,823
8.250% due 03/01/38	25,000	31,825
First Horizon National Corp 5.375% due 12/15/15	50,000	54,048
FMS Wertmanagement AoeR (Germany) 0.625% due 04/18/16	200,000	199,285
Ford Motor Credit Co LLC 3.875% due 01/15/15	250,000	257,758
4.207% due 04/15/16	100,000	104,519
5.875% due 08/02/21	250,000	272,873
6.625% due 08/15/17	250,000	283,120
Franklin Resources Inc 2.800% due 09/15/22	25,000	23,519
General Electric Capital Corp 1.600% due 11/20/17	150,000	146,531
1.625% due 07/02/15	200,000	202,413
2.150% due 01/09/15	100,000	101,996
3.350% due 10/17/16	400,000	421,351
4.625% due 01/07/21	200,000	213,920
5.300% due 02/11/21	100,000	109,819
5.625% due 05/01/18	600,000	688,694
6.750% due 03/15/32	350,000	421,187
6.875% due 01/10/39	200,000	247,534
Genworth Holdings Inc 7.700% due 06/15/20	150,000	172,239
Goldman Sachs Capital I 6.345% due 02/15/34	100,000	96,433
Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	163,422
HCP Inc REIT 5.375% due 02/01/21	150,000	162,885
Health Care REIT Inc 6.200% due 06/01/16	100,000	112,348
Healthcare Realty Trust Inc REIT 6.500% due 01/17/17	25,000	27,965
Hospitality Properties Trust REIT 7.875% due 08/15/14	25,000	25,997
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	91,849
HSBC Bank USA NA 4.875% due 08/24/20	100,000	107,242
HSBC Finance Corp 5.500% due 01/19/16	200,000	219,820
6.676% due 01/15/21	211,000	233,516
HSBC Holdings PLC (United Kingdom) 4.875% due 01/14/22	100,000	108,066
6.500% due 09/15/37	100,000	111,625
6.800% due 06/01/38	150,000	173,235
ING U.S. Inc 2.900% due 02/15/18 ~	100,000	100,575
Inter-American Development Bank (Multi-National) 1.125% due 03/15/17	200,000	200,307
1.125% due 09/12/19	175,000	165,567
1.375% due 10/18/16	100,000	101,564
4.250% due 09/14/15	200,000	216,580
4.250% due 09/10/18	125,000	140,851

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-5

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
International Bank for Reconstruction & Development (Multi-National) 0.875% due 04/17/17	$100,000	$99,444
1.000% due 09/15/16	200,000	201,340
1.125% due 08/25/14	150,000	150,969
2.125% due 03/15/16	250,000	259,811
2.125% due 02/13/23	100,000	95,184
2.375% due 05/26/15	100,000	103,836
7.625% due 01/19/23	100,000	141,689
International Finance Corp (Multi-National) 0.500% due 05/16/16	150,000	149,064
2.125% due 11/17/17	200,000	206,506
2.750% due 04/20/15	100,000	104,179
Intesa Sanpaolo SPA (Italy) 3.875% due 01/16/18	200,000	192,173
Jefferies Group Inc 8.500% due 07/15/19	125,000	151,250
JPMorgan Chase & Co 1.100% due 10/15/15	100,000	99,432
2.000% due 08/15/17	250,000	248,274
3.250% due 09/23/22	200,000	190,142
3.375% due 05/01/23	175,000	163,188
3.400% due 06/24/15	100,000	104,414
3.450% due 03/01/16	400,000	417,443
4.350% due 08/15/21	200,000	208,599
4.400% due 07/22/20	50,000	52,342
5.125% due 09/15/14	100,000	104,940
5.500% due 10/15/40	100,000	105,775
5.600% due 07/15/41	100,000	108,121
6.125% due 06/27/17	100,000	112,868
6.300% due 04/23/19	100,000	116,266
6.400% due 05/15/38	300,000	353,410
KeyCorp 5.100% due 03/24/21	100,000	111,382
KFW (Germany) 0.500% due 04/19/16	250,000	248,177
1.000% due 01/12/15	200,000	201,967
1.000% due 06/11/18	200,000	194,035
1.250% due 10/26/15	100,000	101,454
1.250% due 02/15/17	500,000	502,214
2.000% due 10/04/22	250,000	234,960
2.125% due 01/17/23	150,000	141,316
2.375% due 08/25/21	250,000	246,418
2.625% due 02/16/16	500,000	524,912
4.000% due 01/27/20	100,000	111,092
4.500% due 07/16/18	100,000	113,656
Landwirtschaftliche Rentenbank (Germany) 2.125% due 07/15/16	125,000	129,555
3.125% due 07/15/15	150,000	157,514
5.125% due 02/01/17	100,000	113,853
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	93,802
Kimco Realty Corp REIT 3.125% due 06/01/23	100,000	92,657
6.875% due 10/01/19	25,000	30,246
Lincoln National Corp 8.750% due 07/01/19	115,000	147,565
Lloyds TSB Bank PLC (United Kingdom) 4.875% due 01/21/16	125,000	134,782
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	30,655
Markel Corp 7.125% due 09/30/19	25,000	29,692
Marsh & McLennan Cos Inc 5.750% due 09/15/15	25,000	27,460
Merrill Lynch & Co Inc 5.000% due 01/15/15	100,000	105,327
6.050% due 05/16/16	100,000	108,337
6.110% due 01/29/37	250,000	247,067
6.875% due 04/25/18	200,000	230,344

	Principal Amount	Value
MetLife Inc 5.700% due 06/15/35	$100,000	$111,330
5.875% due 02/06/41	50,000	57,791
6.375% due 06/15/34	100,000	121,338
6.750% due 06/01/16	250,000	286,284
Morgan Stanley 2.875% due 07/28/14	100,000	101,867
4.875% due 11/01/22	100,000	98,919
5.375% due 10/15/15	100,000	107,091
5.500% due 07/28/21	50,000	53,453
5.625% due 09/23/19	200,000	215,155
5.750% due 01/25/21	200,000	217,326
5.950% due 12/28/17	200,000	222,055
6.000% due 04/28/15	350,000	375,380
6.250% due 08/09/26	100,000	109,772
6.375% due 07/24/42	100,000	112,067
6.625% due 04/01/18	250,000	283,558
National Australia Bank Ltd (Australia) 2.000% due 03/09/15	250,000	254,738
National Retail Properties Inc 3.300% due 04/15/23	100,000	90,504
National Rural Utilities Cooperative Finance Corp 4.023% due 11/01/32	100,000	97,605
8.000% due 03/01/32	50,000	69,535
Nomura Holdings Inc (Japan) 2.000% due 09/13/16	100,000	98,944
4.125% due 01/19/16	100,000	104,979
5.000% due 03/04/15	35,000	36,968
6.700% due 03/04/20	5,000	5,736
Nordic Investment Bank (Multi-National) 0.500% due 04/14/16	200,000	198,667
2.625% due 10/06/14	100,000	102,930
Northern Trust Corp 3.375% due 08/23/21	50,000	50,762
Oesterreichische Kontrollbank AG (Austria) 1.125% due 07/06/15	125,000	126,135
1.750% due 10/05/15	100,000	102,003
PNC Funding Corp 2.700% due 09/19/16	225,000	234,309
3.625% due 02/08/15	100,000	104,355
5.125% due 02/08/20	100,000	109,986
Principal Financial Group Inc 1.850% due 11/15/17	100,000	98,279
Private Export Funding Corp 1.375% due 02/15/17	100,000	100,970
2.450% due 07/15/24	100,000	93,086
4.300% due 12/15/21	25,000	27,575
ProLogis LP REIT 6.625% due 05/15/18	60,000	69,109
Protective Life Corp 8.450% due 10/15/39	25,000	32,226
Prudential Financial Inc 5.200% due 03/15/44 §	100,000	94,875
5.625% due 05/12/41	50,000	52,162
5.875% due 09/15/42 §	100,000	100,500
6.200% due 01/15/15	30,000	32,333
6.625% due 06/21/40	50,000	59,816
7.375% due 06/15/19	70,000	85,608
Realty Income Corp REIT 5.875% due 03/15/35	50,000	52,648
Regions Financial Corp 2.000% due 05/15/18	50,000	47,302
Royal Bank of Canada (Canada) 0.800% due 10/30/15	100,000	99,900
1.200% due 09/19/17	100,000	97,632
2.625% due 12/15/15	100,000	103,947

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-6

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Royal Bank of Scotland Group PLC (United Kingdom) 3.950% due 09/21/15	$250,000	$261,216
6.400% due 10/21/19	50,000	55,603
Santander Holdings USA Inc 3.000% due 09/24/15	30,000	30,772
Simon Property Group LP REIT 2.150% due 09/15/17	200,000	200,785
5.650% due 02/01/20	75,000	85,772
6.750% due 02/01/40	25,000	30,692
Sumitomo Mitsui Banking Corp (Japan) 1.350% due 07/18/15	250,000	251,393
SunTrust Banks Inc 3.500% due 01/20/17	200,000	209,410
5.000% due 09/01/15	4,000	4,290
Svensk Exportkredit AB (Sweden) 2.125% due 07/13/16	100,000	103,310
3.250% due 09/16/14	25,000	25,879
TD Ameritrade Holding Corp 4.150% due 12/01/14	50,000	52,365
The Allstate Corp 5.000% due 08/15/14	75,000	78,474
The Bank of New York Mellon Corp 0.700% due 10/23/15	90,000	89,726
1.350% due 03/06/18	25,000	24,282
2.500% due 01/15/16	100,000	103,502
2.950% due 06/18/15	100,000	104,163
The Bear Stearns Cos LLC 5.700% due 11/15/14	100,000	106,556
7.250% due 02/01/18	250,000	297,883
The Charles Schwab Corp 3.225% due 09/01/22	25,000	24,253
The Chubb Corp 5.750% due 05/15/18	50,000	58,234
The Goldman Sachs Group Inc 3.300% due 05/03/15	300,000	309,321
3.625% due 02/07/16	300,000	313,311
3.625% due 01/22/23	100,000	95,811
5.000% due 10/01/14	100,000	104,432
5.250% due 07/27/21	150,000	160,671
5.375% due 03/15/20	100,000	108,613
5.625% due 01/15/17	225,000	243,982
5.750% due 01/24/22	100,000	110,434
6.125% due 02/15/33	50,000	54,894
6.150% due 04/01/18	100,000	112,762
6.250% due 02/01/41	100,000	113,605
6.750% due 10/01/37	200,000	205,665
7.500% due 02/15/19	250,000	297,125
The Korea Development Bank (South Korea) 3.875% due 05/04/17	250,000	257,382
The NASDAQ OMX Group Inc 5.250% due 01/16/18	50,000	53,714
The Progressive Corp 3.750% due 08/23/21	100,000	102,034
The Toronto-Dominion Bank (Canada) 1.400% due 04/30/18	100,000	97,136
2.375% due 10/19/16	100,000	103,538
The Travelers Cos Inc 5.750% due 12/15/17	50,000	57,839
6.250% due 06/15/37	25,000	30,309
Torchmark Corp 9.250% due 06/15/19	50,000	65,020
Toyota Motor Credit Corp 0.875% due 07/17/15	100,000	100,387
1.250% due 10/05/17	100,000	97,170
2.050% due 01/12/17	100,000	101,206
2.625% due 01/10/23	100,000	93,039
4.250% due 01/11/21	100,000	107,637

	Principal Amount	Value
Travelers Property Casualty Corp 6.375% due 03/15/33	$100,000	$123,124
U.S. Bancorp 2.200% due 11/15/16	45,000	46,187
2.450% due 07/27/15	125,000	128,819
2.950% due 07/15/22	250,000	232,230
UBS AG (Switzerland) 3.875% due 01/15/15	150,000	156,374
5.750% due 04/25/18	100,000	115,644
5.875% due 07/15/16	100,000	110,154
Ventas Realty LP REIT 4.000% due 04/30/19	100,000	104,076
Wachovia Bank NA 6.600% due 01/15/38	100,000	122,716
Wachovia Corp 5.625% due 10/15/16	100,000	112,464
5.750% due 02/01/18	100,000	115,255
Wells Fargo & Co 1.250% due 02/13/15	250,000	251,503
1.500% due 07/01/15	100,000	101,177
2.625% due 12/15/16	300,000	311,052
3.450% due 02/13/23	100,000	95,639
3.500% due 03/08/22	150,000	151,896
4.600% due 04/01/21	200,000	218,193
5.000% due 11/15/14	100,000	105,466
WestLB AG (Germany) 4.796% due 07/15/15	100,000	106,958
Westpac Banking Corp (Australia) 0.950% due 01/12/16	100,000	99,690
1.125% due 09/25/15	100,000	100,466
3.000% due 08/04/15	100,000	104,281
4.875% due 11/19/19	25,000	28,047
Willis Group Holdings PLC (Ireland) 5.750% due 03/15/21	100,000	108,385
WR Berkley Corp 6.250% due 02/15/37	50,000	56,172

		46,995,859

Health Care - 1.7%

Abbott Laboratories 5.125% due 04/01/19	80,000	92,112
6.150% due 11/30/37	25,000	31,353
AbbVie Inc 1.200% due 11/06/15 ~	100,000	100,153
1.750% due 11/06/17 ~	200,000	196,079
4.400% due 11/06/42 ~	125,000	116,702
Actavis Inc 4.625% due 10/01/42	100,000	89,675
5.000% due 08/15/14	20,000	20,835
Aetna Inc 2.750% due 11/15/22	125,000	115,288
3.950% due 09/01/20	50,000	51,506
Agilent Technologies Inc 3.200% due 10/01/22	100,000	92,831
Allergan Inc 2.800% due 03/15/23	25,000	23,807
Amgen Inc 2.500% due 11/15/16	200,000	206,776
3.875% due 11/15/21	200,000	206,106
5.150% due 11/15/41	74,000	74,051
5.650% due 06/15/42	50,000	53,594
5.700% due 02/01/19	100,000	114,900
6.400% due 02/01/39	25,000	28,923
AstraZeneca PLC (United Kingdom) 4.000% due 09/18/42	25,000	22,808
5.900% due 09/15/17	100,000	116,264
6.450% due 09/15/37	100,000	123,377
Baxter International Inc 4.250% due 03/15/20	100,000	109,050
Becton Dickinson & Co 3.125% due 11/08/21	100,000	98,653

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-7

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Boston Scientific Corp 6.400% due 06/15/16	$100,000	$112,528
Bristol-Myers Squibb Co 3.250% due 08/01/42	100,000	81,023
5.450% due 05/01/18	25,000	29,080
Cardinal Health Inc 3.200% due 06/15/22	100,000	95,185
Celgene Corp 3.250% due 08/15/22	100,000	94,972
Cigna Corp 4.500% due 03/15/21	100,000	106,759
Covidien International Finance SA (Luxembourg) 2.800% due 06/15/15	100,000	103,539
6.000% due 10/15/17	125,000	144,943
Eli Lilly & Co 5.500% due 03/15/27	100,000	115,346
Express Scripts Holding Co 2.650% due 02/15/17	100,000	101,884
2.750% due 11/21/14	100,000	102,226
3.125% due 05/15/16	100,000	104,042
6.125% due 11/15/41	50,000	58,012
Genzyme Corp 3.625% due 06/15/15	100,000	105,728
Gilead Sciences Inc 4.400% due 12/01/21	100,000	107,513
GlaxoSmithKline Capital Inc 5.650% due 05/15/18	100,000	116,058
6.375% due 05/15/38	100,000	122,636
GlaxoSmithKline Capital PLC (United Kingdom) 1.500% due 05/08/17	200,000	198,767
2.850% due 05/08/22	200,000	192,234
Humana Inc 4.625% due 12/01/42	100,000	90,064
Johnson & Johnson 3.550% due 05/15/21	50,000	52,881
4.850% due 05/15/41	50,000	55,175
5.550% due 08/15/17	50,000	57,911
5.950% due 08/15/37	100,000	124,876
Laboratory Corp of America Holdings 4.625% due 11/15/20	100,000	104,399
Life Technologies Corp 4.400% due 03/01/15	25,000	26,162
6.000% due 03/01/20	100,000	112,767
McKesson Corp 0.950% due 12/04/15	100,000	99,778
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	51,488
Medtronic Inc 1.375% due 04/01/18	50,000	48,645
2.750% due 04/01/23	50,000	46,804
3.000% due 03/15/15	50,000	51,885
4.450% due 03/15/20	25,000	27,247
4.500% due 03/15/42	100,000	98,332
Merck & Co Inc 1.100% due 01/31/18	100,000	96,399
2.400% due 09/15/22	100,000	92,750
4.150% due 05/18/43	100,000	95,784
6.000% due 09/15/17	50,000	58,399
6.500% due 12/01/33	100,000	130,580
6.550% due 09/15/37	100,000	129,064
Merck Sharp & Dohme Corp 4.000% due 06/30/15	50,000	53,275
Novartis Capital Corp 2.400% due 09/21/22	75,000	70,583
4.400% due 04/24/20	50,000	55,579
Novartis Securities Investment Ltd (Bermuda) 5.125% due 02/10/19	125,000	143,986

	Principal Amount	Value
Pfizer Inc 3.000% due 06/15/23	$200,000	$194,267
5.350% due 03/15/15	100,000	107,713
6.200% due 03/15/19	150,000	181,025
7.200% due 03/15/39	50,000	67,288
Quest Diagnostics Inc 4.750% due 01/30/20	15,000	15,839
5.750% due 01/30/40	10,000	10,061
6.950% due 07/01/37	100,000	117,186
Sanofi (France) 4.000% due 03/29/21	100,000	106,781
St Jude Medical Inc 3.250% due 04/15/23	100,000	94,433
Stryker Corp 4.100% due 04/01/43	100,000	94,966
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	200,000	207,889
Thermo Fisher Scientific Inc 2.250% due 08/15/16	100,000	101,526
3.150% due 01/15/23	100,000	92,560
3.200% due 03/01/16	100,000	103,846
UnitedHealth Group Inc 1.625% due 03/15/19	100,000	96,746
6.875% due 02/15/38	250,000	313,657
WellPoint Inc 1.875% due 01/15/18	75,000	73,489
3.300% due 01/15/23	75,000	71,498
4.625% due 05/15/42	100,000	93,215
4.650% due 01/15/43	50,000	46,837
5.875% due 06/15/17	100,000	113,683
Wyeth LLC 5.950% due 04/01/37	50,000	58,921
6.500% due 02/01/34	100,000	125,795
Zimmer Holdings Inc 3.375% due 11/30/21	100,000	97,875
Zoetis Inc 1.150% due 02/01/16 ~	100,000	99,710

		8,838,937

Industrials - 1.4%

3M Co 2.000% due 06/26/22	100,000	93,453
ABB Finance USA Inc 2.875% due 05/08/22	100,000	95,936
Boeing Capital Corp 3.250% due 10/27/14	100,000	103,519
Burlington Northern Santa Fe LLC 4.700% due 10/01/19	100,000	111,139
5.650% due 05/01/17	100,000	113,517
5.750% due 05/01/40	100,000	111,882
Canadian National Railway Co (Canada) 2.850% due 12/15/21	100,000	97,856
6.200% due 06/01/36	50,000	62,197
Canadian Pacific Railway Ltd (Canada) 4.500% due 01/15/22	50,000	52,305
Caterpillar Inc 3.900% due 05/27/21	200,000	209,548
6.050% due 08/15/36	125,000	147,158
Continental Airlines Pass-Through Trust 9.000% due 07/08/16	41,506	47,628
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 10/29/24	30,000	29,925
CSX Corp 5.500% due 04/15/41	75,000	80,416
6.250% due 04/01/15	100,000	109,286
7.375% due 02/01/19	50,000	61,718

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-8

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Danaher Corp 2.300% due 06/23/16	$50,000	$51,728
3.900% due 06/23/21	50,000	52,903
Deere & Co 4.375% due 10/16/19	50,000	55,741
Delta Air Lines Pass-Through Trust ‘A’ 4.950% due 05/23/19	82,132	87,265
Dover Corp 5.375% due 03/01/41	50,000	56,409
Eaton Corp 1.500% due 11/02/17 ~	100,000	97,139
4.000% due 11/02/32 ~	100,000	93,894
4.150% due 11/02/42 ~	100,000	90,186
Embraer SA (Brazil) 5.150% due 06/15/22	100,000	100,500
Emerson Electric Co 4.125% due 04/15/15	100,000	105,814
4.250% due 11/15/20	25,000	26,947
FedEx Corp 3.875% due 08/01/42	100,000	85,789
GATX Corp 2.375% due 07/30/18	46,000	45,256
General Dynamics Corp 1.000% due 11/15/17	50,000	48,233
General Electric Co 0.850% due 10/09/15	100,000	99,948
2.700% due 10/09/22	100,000	94,774
4.125% due 10/09/42	100,000	93,542
5.250% due 12/06/17	100,000	112,990
Honeywell International Inc 5.000% due 02/15/19	100,000	114,397
5.300% due 03/01/18	125,000	142,514
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	105,002
John Deere Capital Corp 0.700% due 09/04/15	100,000	99,864
0.875% due 04/17/15	100,000	100,447
1.400% due 03/15/17	100,000	99,013
2.750% due 03/15/22	100,000	95,716
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	50,000	57,947
6.875% due 03/11/38	100,000	125,498
L-3 Communications Corp 5.200% due 10/15/19	100,000	107,777
Lockheed Martin Corp 4.250% due 11/15/19	100,000	108,972
6.150% due 09/01/36	100,000	115,590
Norfolk Southern Corp 3.000% due 04/01/22	100,000	96,693
4.837% due 10/01/41	50,000	50,089
5.900% due 06/15/19	50,000	59,235
Northrop Grumman Corp 3.500% due 03/15/21	100,000	101,003
Owens Corning 4.200% due 12/15/22	138,000	133,901
Pentair Finance SA (Luxembourg) 1.350% due 12/01/15	50,000	50,102
Pitney Bowes Inc 5.600% due 03/15/18	50,000	53,891
Precision Castparts Corp 2.500% due 01/15/23	100,000	93,496
Raytheon Co 2.500% due 12/15/22	125,000	115,103
4.400% due 02/15/20	25,000	27,226
Republic Services Inc 3.800% due 05/15/18	100,000	105,704
5.500% due 09/15/19	27,000	30,586
Rockwell Collins Inc 5.250% due 07/15/19	100,000	113,656

	Principal Amount	Value
Roper Industries Inc 1.850% due 11/15/17	$100,000	$98,484
Ryder System Inc 2.350% due 02/26/19	125,000	121,021
2.500% due 03/01/17	50,000	50,211
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	47,016
The ADT Corp 3.500% due 07/15/22	100,000	92,077
4.875% due 07/15/42	100,000	85,286
The Boeing Co 5.875% due 02/15/40	50,000	60,031
6.000% due 03/15/19	100,000	119,150
U.S. Airways Pass-Through Trust ‘A’ 4.625% due 06/03/25	100,000	99,000
Union Pacific Corp 4.750% due 09/15/41	100,000	101,622
6.125% due 02/15/20	100,000	120,215
United Parcel Service Inc 1.125% due 10/01/17	50,000	48,956
3.125% due 01/15/21	100,000	101,508
5.500% due 01/15/18	50,000	57,581
6.200% due 01/15/38	50,000	62,333
United Technologies Corp 1.800% due 06/01/17	100,000	100,429
3.100% due 06/01/22	200,000	197,834
4.500% due 04/15/20	30,000	33,403
6.050% due 06/01/36	50,000	60,804
6.125% due 02/01/19	100,000	118,727
6.125% due 07/15/38	25,000	30,612
URS Corp 5.500% due 04/01/22 ~	100,000	103,313
Verisk Analytics Inc 4.125% due 09/12/22	100,000	99,498
Waste Management Inc 7.750% due 05/15/32	100,000	132,518

		7,371,592

Information Technology - 1.1%

Adobe Systems Inc 4.750% due 02/01/20	100,000	108,936
Apple Inc 0.450% due 05/03/16	175,000	173,216
2.400% due 05/03/23	450,000	417,991
3.850% due 05/04/43	250,000	223,264
Arrow Electronics Inc 6.000% due 04/01/20	25,000	27,082
Avnet Inc 6.000% due 09/01/15	100,000	107,724
Cisco Systems Inc 4.950% due 02/15/19	200,000	228,043
5.500% due 02/22/16	200,000	223,440
5.500% due 01/15/40	100,000	113,962
Corning Inc 1.450% due 11/15/17	100,000	97,645
Dell Inc 5.875% due 06/15/19	100,000	101,392
eBay Inc 1.350% due 07/15/17	100,000	98,349
Fidelity National Information Services Inc 3.500% due 04/15/23	88,000	79,592
Fiserv Inc 3.125% due 06/15/16	50,000	52,167
Hewlett-Packard Co 2.600% due 09/15/17	150,000	149,902
3.000% due 09/15/16	100,000	102,755
3.750% due 12/01/20	50,000	48,452
6.000% due 09/15/41	55,000	53,289

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-9

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Intel Corp 3.300% due 10/01/21	$150,000	$150,743
4.800% due 10/01/41	185,000	184,847
International Business Machines Corp 0.450% due 05/06/16	150,000	147,966
0.750% due 05/11/15	250,000	250,860
1.250% due 02/08/18	100,000	97,428
1.625% due 05/15/20	150,000	140,578
1.875% due 05/15/19	100,000	98,567
1.950% due 07/22/16	100,000	102,561
5.600% due 11/30/39	26,000	30,060
5.700% due 09/14/17	100,000	115,581
8.375% due 11/01/19	100,000	134,071
Juniper Networks Inc 3.100% due 03/15/16	100,000	103,638
Microsoft Corp 2.375% due 05/01/23	100,000	92,682
3.500% due 11/15/42	100,000	86,054
3.750% due 05/01/43	100,000	90,257
5.200% due 06/01/39	135,000	149,699
Oracle Corp 2.500% due 10/15/22	125,000	115,437
3.750% due 07/08/14	100,000	103,302
5.000% due 07/08/19	100,000	114,443
5.750% due 04/15/18	100,000	116,446
6.125% due 07/08/39	100,000	121,008
6.500% due 04/15/38	100,000	125,751
Symantec Corp 2.750% due 06/15/17	100,000	100,747
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	97,918
Texas Instruments Inc 1.000% due 05/01/18	100,000	95,661
The Western Union Co 5.930% due 10/01/16	100,000	111,200
Tyco Electronics Group SA (Luxembourg) 4.875% due 01/15/21	30,000	32,013
Xerox Corp 4.500% due 05/15/21	100,000	103,269
5.625% due 12/15/19	100,000	110,495

		5,730,483

Materials - 1.1%

Agrium Inc (Canada) 6.125% due 01/15/41	25,000	27,259
Air Products & Chemicals Inc 4.375% due 08/21/19	25,000	27,716
Alcoa Inc 5.400% due 04/15/21	100,000	97,448
6.750% due 07/15/18	100,000	108,644
Barrick Gold Corp (Canada)
2.900% due 05/30/16	100,000	98,694
3.850% due 04/01/22	100,000	84,248
4.100% due 05/01/23 ~	200,000	167,319
5.250% due 04/01/42	100,000	77,092
Barrick PD Australia Finance Property Ltd (Australia) 5.950% due 10/15/39	25,000	21,320
Bemis Co Inc 5.650% due 08/01/14	5,000	5,237
BHP Billiton Finance USA Ltd (Australia) 1.000% due 02/24/15	100,000	100,581
1.125% due 11/21/14	100,000	100,731
1.875% due 11/21/16	100,000	101,515
6.500% due 04/01/19	75,000	89,864
Cabot Corp 5.000% due 10/01/16	25,000	27,556
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	99,768

	Principal Amount	Value
CF Industries Inc 3.450% due 06/01/23	$125,000	$120,302
Cliffs Natural Resources Inc 4.875% due 04/01/21	150,000	136,095
5.900% due 03/15/20	25,000	24,113
CRH America Inc 6.000% due 09/30/16	50,000	56,339
Eastman Chemical Co 4.800% due 09/01/42	100,000	95,103
Ecolab Inc 4.350% due 12/08/21	100,000	105,703
EI du Pont de Nemours & Co 2.800% due 02/15/23	100,000	95,423
3.250% due 01/15/15	100,000	104,049
4.150% due 02/15/43	100,000	96,604
4.625% due 01/15/20	150,000	166,896
Freeport-McMoRan Copper & Gold Inc 1.400% due 02/13/15	100,000	99,567
3.875% due 03/15/23 ~	100,000	90,635
5.450% due 03/15/43 ~	100,000	88,574
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	140,153
Goldcorp Inc (Canada) 3.700% due 03/15/23	50,000	44,338
International Paper Co 4.750% due 02/15/22	25,000	26,339
7.500% due 08/15/21	40,000	49,150
7.950% due 06/15/18	100,000	122,528
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19	200,000	217,802
6.000% due 11/15/21	200,000	225,005
Monsanto Co 3.600% due 07/15/42	50,000	43,221
Newmont Mining Corp 3.500% due 03/15/22	100,000	85,683
6.250% due 10/01/39	25,000	24,048
Nucor Corp 4.125% due 09/15/22	50,000	51,208
Potash Corp of Saskatchewan Inc (Canada) 3.750% due 09/30/15	20,000	21,228
5.625% due 12/01/40	25,000	27,616
PPG Industries Inc 3.600% due 11/15/20	50,000	51,432
Praxair Inc 1.050% due 11/07/17	50,000	48,284
2.200% due 08/15/22	100,000	91,691
4.625% due 03/30/15	50,000	53,406
Rio Tinto Finance USA Ltd (Australia) 1.875% due 11/02/15	100,000	101,492
3.500% due 11/02/20	100,000	99,608
7.125% due 07/15/28	50,000	61,371
9.000% due 05/01/19	150,000	195,018
Rio Tinto Finance USA PLC (United Kingdom) 1.625% due 08/21/17	100,000	98,144
4.750% due 03/22/42	100,000	92,550
Southern Copper Corp 7.500% due 07/27/35	50,000	53,990
Teck Resources Ltd (Canada) 3.150% due 01/15/17	100,000	102,028
5.200% due 03/01/42	100,000	85,191
6.250% due 07/15/41	50,000	47,563
The Dow Chemical Co 4.125% due 11/15/21	200,000	204,775
5.700% due 05/15/18	250,000	285,254
8.550% due 05/15/19	100,000	127,690
9.400% due 05/15/39	50,000	73,463
The Valspar Corp 7.250% due 06/15/19	25,000	30,271

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-10

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	$100,000	$95,434
6.250% due 01/23/17	100,000	112,201
6.875% due 11/21/36	50,000	50,916
6.875% due 11/10/39	45,000	45,687
8.250% due 01/17/34	100,000	118,030

		5,918,203

Telecommunication Services - 1.2%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	200,000	203,609
5.000% due 03/30/20	50,000	53,892
6.125% due 03/30/40	50,000	54,624
6.375% due 03/01/35	125,000	140,325
AT&T Inc 0.900% due 02/12/16	100,000	99,296
2.625% due 12/01/22	125,000	114,582
2.950% due 05/15/16	400,000	418,225
3.000% due 02/15/22	100,000	96,229
4.300% due 12/15/42	393,000	343,985
4.350% due 06/15/45	177,000	154,794
4.450% due 05/15/21	50,000	53,915
5.350% due 09/01/40	161,000	163,658
5.625% due 06/15/16	50,000	55,968
5.800% due 02/15/19	200,000	232,149
6.550% due 02/15/39	100,000	115,315
British Telecommunications PLC (United Kingdom) 2.000% due 06/22/15	200,000	203,996
9.625% due 12/15/30	50,000	75,516
Cellco Partnership 8.500% due 11/15/18	150,000	194,966
Deutsche Telekom International Finance BV (Netherlands) 8.750% due 06/15/30	185,000	257,476
Embarq Corp 7.995% due 06/01/36	50,000	52,940
France Telecom SA (France) 2.750% due 09/14/16	100,000	102,546
5.375% due 01/13/42	150,000	149,348
8.500% due 03/01/31	50,000	68,155
Qwest Corp 6.750% due 12/01/21	100,000	111,450
Rogers Communications Inc (Canada) 3.000% due 03/15/23	50,000	46,737
4.500% due 03/15/43	25,000	22,877
Telecom Italia Capital SA (Luxembourg) 7.175% due 06/18/19	100,000	111,743
7.721% due 06/04/38	100,000	102,060
Telefonica Emisiones SAU (Spain) 3.992% due 02/16/16	50,000	51,683
4.949% due 01/15/15	50,000	52,257
5.462% due 02/16/21	40,000	41,319
7.045% due 06/20/36	150,000	165,573
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	150,000	180,649
Verizon Communications Inc 3.500% due 11/01/21	200,000	201,135
4.900% due 09/15/15	100,000	108,411
5.850% due 09/15/35	300,000	329,038
6.350% due 04/01/19	100,000	118,735
6.400% due 02/15/38	150,000	175,403
7.350% due 04/01/39	100,000	129,539
7.750% due 12/01/30	50,000	64,996
Vodafone Group PLC (United Kingdom) 5.450% due 06/10/19	150,000	170,315
5.625% due 02/27/17	100,000	111,218
6.150% due 02/27/37	150,000	166,307
7.875% due 02/15/30	50,000	64,396

		5,931,350

	Principal Amount	Value
Utilities - 1.6%

AGL Capital Corp 3.500% due 09/15/21	$50,000	$51,078
Alabama Power Co 4.100% due 01/15/42	100,000	92,174
Alliant Energy Corp 4.000% due 10/15/14	50,000	51,892
American Water Capital Corp 4.300% due 12/01/42	100,000	94,342
Appalachian Power Co 4.600% due 03/30/21	50,000	53,908
Arizona Public Service Co 4.500% due 04/01/42	100,000	96,782
Atmos Energy Corp 4.150% due 01/15/43	64,000	59,033
Avista Corp 5.125% due 04/01/22	15,000	16,990
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	25,252
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	92,112
CenterPoint Energy Resources Corp 5.850% due 01/15/41	50,000	58,786
CMS Energy Corp 6.250% due 02/01/20	100,000	116,280
Commonwealth Edison Co 3.800% due 10/01/42	100,000	88,600
4.000% due 08/01/20	100,000	107,251
Consolidated Edison Co of New York Inc 3.950% due 03/01/43	100,000	90,963
5.850% due 03/15/36	25,000	29,353
6.650% due 04/01/19	150,000	183,236
Consolidated Natural Gas Co 5.000% due 12/01/14	25,000	26,396
Constellation Energy Group Inc 4.550% due 06/15/15	125,000	133,113
Consumers Energy Co 6.700% due 09/15/19	125,000	155,412
Dominion Resources Inc 5.150% due 07/15/15	50,000	54,089
5.200% due 08/15/19	120,000	136,474
Duke Energy Carolinas LLC 5.300% due 02/15/40	25,000	27,244
6.100% due 06/01/37	25,000	29,178
7.000% due 11/15/18	100,000	123,906
Duke Energy Corp 2.100% due 06/15/18	100,000	99,458
3.550% due 09/15/21	100,000	99,991
Duke Energy Florida Inc 6.350% due 09/15/37	25,000	30,489
Duke Energy Indiana Inc 4.200% due 03/15/42	125,000	113,827
Duke Energy Progress Inc 4.100% due 03/15/43	50,000	45,933
5.250% due 12/15/15	100,000	110,973
Entergy Corp 4.700% due 01/15/17	150,000	159,284
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	57,332
Exelon Generation Co LLC 6.200% due 10/01/17	25,000	28,598
6.250% due 10/01/39	25,000	27,310
FirstEnergy Corp 2.750% due 03/15/18	50,000	48,712
7.375% due 11/15/31	50,000	52,903
Florida Power & Light Co 5.690% due 03/01/40	35,000	41,095
5.950% due 02/01/38	125,000	151,677

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-11

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Georgia Power Co 0.625% due 11/15/15	$200,000	$198,374
2.850% due 05/15/22	100,000	95,739
4.250% due 12/01/19	25,000	27,739
Great Plains Energy Inc 4.850% due 06/01/21	100,000	106,335
Indiana Michigan Power Co 3.200% due 03/15/23	50,000	47,463
Jersey Central Power & Light Co 5.625% due 05/01/16	50,000	55,505
Louisville Gas & Electric Co 1.625% due 11/15/15	50,000	51,080
Metropolitan Edison Co 7.700% due 01/15/19	50,000	61,338
MidAmerican Energy Co 6.750% due 12/30/31	100,000	125,788
MidAmerican Energy Holdings Co 6.125% due 04/01/36	100,000	113,917
6.500% due 09/15/37	100,000	119,249
National Fuel Gas Co 3.750% due 03/01/23	100,000	96,369
Nevada Power Co 6.750% due 07/01/37	50,000	64,185
NextEra Energy Capital Holdings Inc 4.500% due 06/01/21	50,000	53,676
Nisource Finance Corp 4.800% due 02/15/44	100,000	90,994
5.250% due 02/15/43	100,000	98,166
6.125% due 03/01/22	50,000	56,496
Northeast Utilities 2.800% due 05/01/23	100,000	93,578
Northern States Power Co 2.150% due 08/15/22	100,000	91,897
2.600% due 05/15/23	100,000	94,300
3.400% due 08/15/42	125,000	104,498
4.850% due 08/15/40	50,000	53,089
5.350% due 11/01/39	10,000	11,212
NSTAR Electric Co 2.375% due 10/15/22	100,000	92,344
NSTAR LLC 4.500% due 11/15/19	15,000	16,712
Ohio Edison Co 6.875% due 07/15/36	150,000	182,698
Ohio Power Co 5.375% due 10/01/21	30,000	34,552
Oncor Electric Delivery Co LLC 5.300% due 06/01/42	100,000	106,549
7.000% due 05/01/32	50,000	62,990
Pacific Gas & Electric Co 2.450% due 08/15/22	100,000	92,525
6.050% due 03/01/34	250,000	292,648
6.250% due 03/01/39	25,000	30,042
PacifiCorp 4.100% due 02/01/42	50,000	46,233
Pepco Holdings Inc 2.700% due 10/01/15	100,000	102,921
PPL Capital Funding Inc 1.900% due 06/01/18	60,000	58,984
PPL Electric Utilities Corp 2.500% due 09/01/22	100,000	93,788
5.200% due 07/15/41	25,000	27,454
Progress Energy Inc 6.000% due 12/01/39	25,000	28,107
7.750% due 03/01/31	100,000	129,841
PSEG Power LLC 4.150% due 09/15/21	100,000	103,077
Public Service Co of Colorado 5.125% due 06/01/19	15,000	17,342
Public Service Co of Oklahoma 5.150% due 12/01/19	40,000	45,365

	Principal Amount	Value
Public Service Electric & Gas Co 3.800% due 01/01/43	$100,000	$90,834
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	29,543
San Diego Gas & Electric Co 3.000% due 08/15/21	100,000	100,640
Sempra Energy 6.000% due 10/15/39	25,000	28,255
9.800% due 02/15/19	50,000	67,464
South Carolina Electric & Gas Co 4.600% due 06/15/43	100,000	97,537
5.300% due 05/15/33	50,000	53,878
5.450% due 02/01/41	50,000	54,655
Southern California Edison Co 3.875% due 06/01/21	100,000	106,405
3.900% due 03/15/43	50,000	45,837
4.500% due 09/01/40	50,000	50,037
5.500% due 08/15/18	100,000	117,227
Southern Power Co 5.150% due 09/15/41	40,000	40,747
Southwestern Electric Power Co 6.200% due 03/15/40	50,000	56,736
Tampa Electric Co 6.100% due 05/15/18	35,000	41,809
TransAlta Corp (Canada) 4.750% due 01/15/15	25,000	26,140
Union Electric Co 8.450% due 03/15/39	100,000	157,574
Virginia Electric & Power Co 1.200% due 01/15/18	100,000	96,990
2.950% due 01/15/22	100,000	98,803
5.000% due 06/30/19	35,000	40,270
8.875% due 11/15/38	25,000	39,670
Wisconsin Electric Power Co 1.700% due 06/15/18	100,000	98,634
4.250% due 12/15/19	25,000	27,535

		8,103,805

Total Corporate Bonds & Notes (Cost $119,989,867)		118,936,155

MORTGAGE-BACKED SECURITIES - 30.8%

Collateralized Mortgage Obligations - Commercial - 1.5%

Banc of America Commercial Mortgage Trust 5.356% due 10/10/45 "	50,000	54,652
5.369% due 10/10/45 "	50,000	51,292
5.634% due 04/10/49 " §	10,188	10,316
5.793% due 04/10/49 " §	100,000	112,524
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	100,000	106,035
Bear Stearns Commercial Mortgage Securities Trust 4.750% due 02/13/46 " §	99,834	103,527
5.537% due 10/12/41 "	100,000	111,322
5.540% due 09/11/41 "	700,000	776,382
Citigroup Commercial Mortgage Trust 5.885% due 12/10/49 " §	200,000	227,528
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.293% due 12/11/49 "	100,000	102,585
5.484% due 01/15/46 " §	100,000	108,288
5.617% due 10/15/48 "	100,000	110,711
Commercial Mortgage Pass-Through Certificates 4.982% due 05/10/43 " §	100,000	105,919
5.859% due 03/15/39 " §	100,000	109,479

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-12

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust 4.799% due 08/10/42 " §	$100,000	$104,421
5.444% due 03/10/39 "	100,000	110,942
6.056% due 07/10/38 " §	100,000	111,111
Credit Suisse First Boston Mortgage Securities Corp 5.014% due 02/15/38 " §	48,962	51,111
GS Mortgage Securities Corp II 5.553% due 04/10/38 " §	100,000	109,124
JPMorgan Chase Commercial Mortgage Securities Corp 5.335% due 08/12/37 " §	98,997	104,766
JPMorgan Chase Commercial Mortgage Securities Trust 5.336% due 05/15/47 "	100,000	110,543
5.429% due 12/12/43 "	100,000	110,229
5.814% due 06/12/43 " §	200,000	220,147
LB-UBS Commercial Mortgage Trust 4.786% due 10/15/29 " §	500,000	516,455
5.661% due 03/15/39 " §	84,000	92,230
5.866% due 09/15/45 " §	96,016	107,426
6.061% due 06/15/38 " §	250,000	278,186
Merrill Lynch Mortgage Trust 5.872% due 05/12/39 " §	255,000	282,188
Morgan Stanley Capital I Trust 4.989% due 08/13/42 "	50,000	53,163
5.162% due 10/12/52 " §	200,000	216,452
5.378% due 11/14/42 " §	100,000	107,668
5.439% due 02/12/44 "	65,121	66,648
5.514% due 11/12/49 " §	100,000	111,757
5.569% due 12/15/44 "	450,000	489,060
5.654% due 04/15/49 " §	270,511	277,360
5.809% due 12/12/49 "	125,000	141,774
6.090% due 06/11/49 " §	100,000	112,929
UBS Commercial Mortgage Trust 4.171% due 05/10/45 "	1,000,000	1,014,484
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63 "	250,000	247,425
Wachovia Bank Commercial Mortgage Trust 5.515% due 01/15/45 " §	470,000	494,935
5.795% due 07/15/45 " §	100,000	109,338

		7,842,432

Fannie Mae - 13.9%

2.500% due 10/01/27 - 01/01/43 "	6,007,345	5,962,955
2.843% due 06/01/38 " §	18,328	19,563
3.000% due 05/01/22 - 06/01/43 "	14,468,417	14,446,353
3.030% due 03/01/41 " §	626,780	655,178
3.047% due 07/01/41 " §	1,022,071	1,064,157
3.313% due 01/01/41 " §	355,582	370,475
3.476% due 08/01/39 " §	66,396	70,791
3.500% due 11/01/25 - 07/01/43 "	11,632,125	11,873,774
4.000% due 09/01/18 - 07/01/43 "	9,707,632	10,142,926
4.500% due 05/01/18 - 07/01/43 "	11,207,684	11,907,407
5.000% due 12/01/17 - 07/01/43 "	7,542,030	8,134,329
5.500% due 02/01/24 - 07/01/43 "	4,228,170	4,598,200
5.681% due 09/01/37 " §	99,154	107,295
6.000% due 09/01/34 - 09/01/39 "	2,451,279	2,666,278
6.500% due 09/01/36 - 07/01/38 "	509,937	567,512

		72,587,193

Freddie Mac - 8.0%

2.762% due 11/01/37 " §	75,090	79,911
3.000% due 09/01/26 - 04/01/43 "	10,525,848	10,529,582
3.500% due 06/01/21 - 07/01/43 "	5,302,581	5,396,972
4.000% due 02/01/25 - 02/01/42 "	5,477,873	5,732,107
4.500% due 03/01/23 - 10/01/41 "	5,688,864	6,044,196
5.000% due 03/01/19 - 03/01/41 "	5,156,321	5,531,520
5.500% due 12/01/16 - 07/01/43 "	4,139,852	4,454,515

	Principal Amount	Value
6.000% due 03/01/23 - 07/01/43 "	$3,377,006	$3,662,794
6.500% due 08/01/37 - 04/01/39 "	365,928	411,490

		41,843,087

Government National Mortgage Association - 7.4%

3.000% due 11/15/42 - 03/20/43 "	6,886,351	6,824,683
3.500% due 10/15/41 - 07/01/43 "	7,762,052	7,974,398
4.000% due 06/15/39 - 07/01/43 "	7,061,296	7,434,452
4.500% due 02/15/39 - 10/15/41 "	6,986,395	7,456,937
5.000% due 05/15/36 - 11/15/41 "	4,634,832	5,031,947
5.500% due 04/15/37 - 04/15/40 "	1,748,454	1,907,619
6.000% due 08/15/35 - 06/15/41 "	1,218,560	1,351,437
6.500% due 10/15/37 - 02/15/39 "	234,396	264,977

		38,246,450

Total Mortgage-Backed Securities (Cost $162,168,779)		160,519,162

ASSET-BACKED SECURITIES - 0.3%

Ally Auto Receivables Trust 0.850% due 08/15/16 "	500,000	500,839
Chase Issuance Trust 1.580% due 08/16/21 "	200,000	191,699
Citibank Credit Card Issuance Trust 4.850% due 03/10/17 "	250,000	267,592
5.650% due 09/20/19 "	100,000	116,240
6.150% due 06/15/39 "	250,000	301,355
Ford Credit Auto Owner Trust 0.580% due 12/15/16 "	100,000	100,011
Huntington Auto Trust 0.510% due 04/17/17 "	280,000	278,752

Total Asset-Backed Securities (Cost $1,798,170)		1,756,488

U.S. GOVERNMENT AGENCY ISSUES - 4.3%

Fannie Mae 0.375% due 03/16/15	750,000	750,402
0.500% due 05/27/15	500,000	501,052
0.500% due 07/02/15	1,000,000	1,001,824
0.500% due 09/28/15	200,000	200,021
0.520% due 05/20/16	275,000	272,871
0.520% due 05/27/16	100,000	99,372
0.700% due 05/22/17	300,000	294,627
0.750% due 12/19/14	750,000	754,829
0.875% due 08/28/14	500,000	503,661
0.875% due 08/28/17	150,000	147,177
0.875% due 10/26/17	400,000	391,441
0.875% due 02/08/18	750,000	728,980
0.875% due 05/21/18	500,000	483,806
1.000% due 05/21/18	100,000	97,268
1.100% due 04/17/18	100,000	97,601
1.250% due 09/28/16	700,000	708,339
1.250% due 01/30/17	500,000	503,356
1.625% due 10/26/15	200,000	205,075
1.750% due 01/30/19	100,000	98,957
2.000% due 09/21/15	100,000	103,337
2.625% due 11/20/14	250,000	258,202
5.000% due 04/15/15	200,000	216,501
5.000% due 03/15/16	200,000	223,160
5.000% due 05/11/17	150,000	171,327
5.375% due 06/12/17	200,000	231,680
5.625% due 07/15/37	100,000	124,660
7.125% due 01/15/30	275,000	388,776
Federal Farm Credit Bank 3.000% due 09/22/14	50,000	51,696
5.125% due 08/25/16	150,000	170,049

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-13

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Federal Home Loan Bank 0.250% due 02/20/15	$1,000,000	$998,994
0.575% due 07/29/16	250,000	248,350
0.800% due 06/24/16	500,000	497,550
1.200% due 11/21/18	200,000	194,280
4.750% due 12/16/16	50,000	56,506
5.000% due 11/17/17	800,000	919,380
5.375% due 05/18/16	300,000	339,697
5.375% due 08/15/18	200,000	236,464
5.500% due 07/15/36	100,000	123,555
Financing Corp Fico 10.700% due 10/06/17	50,000	68,918
Freddie Mac 0.320% due 04/29/15	250,000	249,683
0.350% due 11/26/14	250,000	250,028
0.500% due 04/17/15	250,000	250,709
0.500% due 11/27/15	20,000	19,956
0.625% due 12/29/14	500,000	502,453
0.750% due 11/25/14	1,000,000	1,006,860
0.800% due 01/13/15	100,000	100,266
0.875% due 03/07/18	400,000	387,513
1.000% due 06/30/15	100,000	100,392
1.000% due 02/24/16	100,000	100,454
1.000% due 07/28/17	250,000	246,733
1.050% due 04/30/18	100,000	97,124
1.100% due 04/25/18	125,000	121,962
1.550% due 05/08/20	100,000	95,727
1.750% due 09/10/15	250,000	256,983
2.000% due 08/25/16	200,000	207,293
2.250% due 01/23/17	100,000	101,169
2.375% due 01/13/22	950,000	924,430
2.500% due 04/17/23	100,000	95,709
2.625% due 06/13/23	100,000	96,379
2.875% due 02/09/15	600,000	624,520
3.750% due 03/27/19	450,000	495,301
4.375% due 07/17/15	250,000	270,142
4.750% due 11/17/15	100,000	109,946
4.875% due 06/13/18	400,000	461,853
5.000% due 04/18/17	300,000	342,281
5.125% due 11/17/17	200,000	231,474
6.250% due 07/15/32	225,000	299,357
6.750% due 03/15/31	100,000	137,505
Tennessee Valley Authority 3.500% due 12/15/42	100,000	84,419
3.875% due 02/15/21	65,000	70,352
5.250% due 09/15/39	25,000	28,263
5.375% due 04/01/56	50,000	57,163
6.750% due 11/01/25	150,000	197,390
7.125% due 05/01/30	50,000	69,069

Total U.S. Government Agency Issues (Cost $22,227,097)		22,154,599

U.S. TREASURY OBLIGATIONS - 37.4%

U.S. Treasury Bonds - 5.2%

2.750% due 08/15/42	1,450,000	1,253,457
2.750% due 11/15/42	1,625,000	1,403,340
2.875% due 05/15/43	400,000	354,562
3.000% due 05/15/42	1,075,000	981,358
3.125% due 11/15/41	975,000	915,509
3.125% due 02/15/42	900,000	844,031
3.125% due 02/15/43	675,000	631,020
3.500% due 02/15/39	300,000	305,297
3.750% due 08/15/41	1,300,000	1,374,446
3.875% due 08/15/40	600,000	649,360
4.250% due 05/15/39	450,000	518,062
4.250% due 11/15/40	750,000	863,437
4.375% due 02/15/38	150,000	175,852

	Principal Amount	Value
4.375% due 11/15/39	$525,000	$616,383
4.375% due 05/15/40	1,025,000	1,203,654
4.375% due 05/15/41	775,000	910,141
4.500% due 02/15/36	750,000	894,082
4.500% due 05/15/38	200,000	238,906
4.500% due 08/15/39	700,000	837,812
4.625% due 02/15/40	625,000	762,451
4.750% due 02/15/41	500,000	622,109
5.000% due 05/15/37	50,000	63,883
5.250% due 11/15/28	300,000	381,352
5.375% due 02/15/31	1,100,000	1,433,093
5.500% due 08/15/28	200,000	260,266
6.125% due 11/15/27	250,000	343,008
6.125% due 08/15/29	50,000	69,551
6.250% due 08/15/23	500,000	670,703
6.250% due 05/15/30	1,050,000	1,487,390
6.375% due 08/15/27	145,000	202,977
6.500% due 11/15/26	100,000	140,609
6.625% due 02/15/27	100,000	142,391
6.750% due 08/15/26	100,000	143,156
6.875% due 08/15/25	350,000	500,992
7.250% due 05/15/16	250,000	297,109
7.250% due 08/15/22	200,000	282,234
7.500% due 11/15/16	500,000	611,269
7.500% due 11/15/24	100,000	148,289
7.625% due 11/15/22	500,000	724,765
7.625% due 02/15/25	150,000	225,188
8.000% due 11/15/21	150,000	217,418
8.125% due 08/15/19	200,000	275,680
8.125% due 08/15/21	200,000	290,297
8.750% due 05/15/17	200,000	259,180
8.750% due 05/15/20	100,000	144,891
8.750% due 08/15/20	50,000	72,957
8.875% due 02/15/19	250,000	349,570
9.125% due 05/15/18	100,000	136,887
9.250% due 02/15/16	100,000	122,641
11.250% due 02/15/15	350,000	412,029

		26,765,044

U.S. Treasury Notes - 32.2%

0.125% due 04/30/15	5,000,000	4,980,760
0.250% due 09/15/14	1,250,000	1,250,537
0.250% due 09/30/14	750,000	750,308
0.250% due 11/30/14	750,000	750,176
0.250% due 12/15/14	2,750,000	2,750,591
0.250% due 01/15/15	2,750,000	2,749,464
0.250% due 02/15/15	1,250,000	1,249,219
0.250% due 05/31/15	1,000,000	998,184
0.250% due 07/15/15	750,000	747,891
0.250% due 08/15/15	2,500,000	2,491,112
0.250% due 09/15/15	1,000,000	995,898
0.250% due 10/15/15	1,000,000	995,430
0.250% due 04/15/16	2,000,000	1,980,546
0.375% due 03/15/15	1,500,000	1,501,699
0.375% due 04/15/15	1,250,000	1,251,025
0.375% due 06/15/15	1,000,000	1,000,234
0.375% due 02/15/16	250,000	248,848
0.500% due 08/15/14	1,000,000	1,003,301
0.500% due 10/15/14	2,000,000	2,007,266
0.500% due 07/31/17	500,000	487,891
0.625% due 07/15/14	2,000,000	2,008,868
0.625% due 08/31/17	500,000	489,610
0.625% due 09/30/17	2,000,000	1,955,000
0.625% due 11/30/17	1,000,000	974,492
0.750% due 12/31/17	1,250,000	1,222,608
0.750% due 02/28/18	5,500,000	5,363,572
0.875% due 11/30/16	1,150,000	1,150,629
0.875% due 12/31/16	2,750,000	2,748,067
0.875% due 01/31/17	1,500,000	1,497,421
0.875% due 02/28/17	500,000	498,672

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-14

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
0.875% due 04/30/17	$3,500,000	$3,482,090
0.875% due 01/31/18	1,000,000	981,875
0.875% due 07/31/19	500,000	476,016
1.000% due 08/31/16	350,000	352,666
1.000% due 09/30/16	400,000	402,656
1.000% due 10/31/16	1,000,000	1,005,781
1.000% due 05/31/18	300,000	294,750
1.125% due 12/31/19	500,000	478,848
1.250% due 08/31/15	350,000	356,234
1.250% due 09/30/15	800,000	814,594
1.250% due 10/31/15	3,000,000	3,054,960
1.250% due 01/31/19	725,000	713,162
1.250% due 10/31/19	750,000	727,325
1.375% due 11/30/15	200,000	204,242
1.375% due 09/30/18	600,000	597,187
1.375% due 11/30/18	500,000	496,446
1.375% due 12/31/18	650,000	644,414
1.375% due 02/28/19	1,250,000	1,235,840
1.500% due 06/30/16	2,500,000	2,559,960
1.500% due 08/31/18	1,250,000	1,253,320
1.500% due 03/31/19	3,000,000	2,982,657
1.625% due 08/15/22	2,025,000	1,898,911
1.625% due 11/15/22	2,975,000	2,775,583
1.750% due 07/31/15	650,000	668,332
1.750% due 05/31/16	450,000	464,115
1.750% due 10/31/18	400,000	405,500
1.750% due 05/15/22	1,250,000	1,191,260
1.750% due 05/15/23	700,000	655,211
1.875% due 06/30/15	1,500,000	1,544,941
1.875% due 08/31/17	400,000	412,062
1.875% due 09/30/17	1,600,000	1,647,125
1.875% due 10/31/17	1,700,000	1,748,742
2.000% due 01/31/16	1,050,000	1,089,539
2.000% due 04/30/16	300,000	311,496
2.000% due 11/15/21	1,000,000	982,188
2.000% due 02/15/22	600,000	586,547
2.000% due 02/15/23	1,950,000	1,875,428
2.125% due 11/30/14	2,950,000	3,028,647
2.125% due 05/31/15	2,200,000	2,274,466
2.125% due 12/31/15	2,800,000	2,912,000
2.125% due 02/29/16	250,000	260,322
2.125% due 08/15/21	1,600,000	1,592,688
2.250% due 01/31/15	1,040,000	1,072,398
2.250% due 03/31/16	250,000	261,260
2.250% due 11/30/17	700,000	731,282
2.250% due 07/31/18	1,400,000	1,457,641
2.375% due 08/31/14	1,200,000	1,230,187
2.375% due 09/30/14	1,300,000	1,334,963
2.375% due 10/31/14	2,450,000	2,520,006
2.375% due 02/28/15	1,500,000	1,551,826
2.375% due 03/31/16	1,100,000	1,153,711
2.375% due 07/31/17	1,400,000	1,471,532
2.375% due 05/31/18	1,300,000	1,362,562
2.375% due 06/30/18	1,500,000	1,571,953
2.500% due 03/31/15	1,800,000	1,868,519
2.500% due 04/30/15	2,000,000	2,078,828
2.500% due 06/30/17	800,000	845,125
2.625% due 07/31/14	700,000	718,348
2.625% due 12/31/14	1,150,000	1,190,745
2.625% due 02/29/16	100,000	105,473
2.625% due 04/30/16	500,000	527,969
2.625% due 01/31/18	1,000,000	1,061,094
2.625% due 04/30/18	750,000	795,293
2.625% due 08/15/20	1,800,000	1,880,296
2.625% due 11/15/20	1,000,000	1,041,602
2.750% due 11/30/16	500,000	531,797
2.750% due 05/31/17	900,000	959,485
2.750% due 12/31/17	1,000,000	1,066,172
2.750% due 02/28/18	1,100,000	1,173,434
2.750% due 02/15/19	1,050,000	1,117,307

	Principal Amount	Value
2.875% due 03/31/18	$1,000,000	$1,072,148
3.000% due 08/31/16	400,000	428,312
3.000% due 09/30/16	1,500,000	1,607,578
3.000% due 02/28/17	1,200,000	1,289,110
3.125% due 10/31/16	200,000	215,125
3.125% due 01/31/17	950,000	1,024,664
3.125% due 04/30/17	250,000	269,863
3.125% due 05/15/19	810,000	878,755
3.125% due 05/15/21	1,750,000	1,878,516
3.250% due 06/30/16	250,000	269,082
3.250% due 07/31/16	250,000	269,277
3.250% due 12/31/16	350,000	378,684
3.250% due 03/31/17	150,000	162,598
3.375% due 11/15/19	750,000	824,971
3.500% due 02/15/18	900,000	990,246
3.500% due 05/15/20	650,000	718,834
3.625% due 08/15/19	675,000	751,597
3.625% due 02/15/20	750,000	836,279
3.625% due 02/15/21	1,000,000	1,111,133
3.750% due 11/15/18	1,675,000	1,872,074
3.875% due 05/15/18	1,200,000	1,344,187
4.000% due 02/15/15	3,600,000	3,815,719
4.000% due 08/15/18	1,050,000	1,185,474
4.125% due 05/15/15	1,050,000	1,124,115
4.250% due 08/15/14	1,000,000	1,045,293
4.250% due 11/15/14	200,000	211,016
4.250% due 08/15/15	3,700,000	4,001,202
4.250% due 11/15/17	900,000	1,017,950
4.500% due 11/15/15	1,500,000	1,642,207
4.500% due 02/15/16	800,000	882,125
4.500% due 05/15/17	1,000,000	1,132,461
4.625% due 11/15/16	100,000	112,668
4.625% due 02/15/17	300,000	339,609
4.875% due 08/15/16	200,000	225,602
5.125% due 05/15/16	600,000	676,758

		167,825,485

Total U.S. Treasury Obligations (Cost $194,512,979)		194,590,529

FOREIGN GOVERNMENT BONDS & NOTES - 1.9%

Brazilian Government (Brazil) 2.625% due 01/05/23	250,000	218,125
5.625% due 01/07/41	25,000	25,000
7.125% due 01/20/37	200,000	239,000
8.000% due 01/15/18	138,889	157,292
8.250% due 01/20/34	100,000	133,000
8.750% due 02/04/25	150,000	208,500
8.875% due 10/14/19	100,000	132,000
10.125% due 05/15/27	100,000	155,500
Canada Government (Canada) 0.875% due 02/14/17	100,000	99,569
2.375% due 09/10/14	50,000	51,226
China Development Bank Corp (China) 5.000% due 10/15/15	100,000	108,235
Colombia Government (Colombia) 4.375% due 07/12/21	100,000	104,400
6.125% due 01/18/41	100,000	112,000
7.375% due 03/18/19	100,000	122,100
Export Development Canada (Canada) 0.750% due 12/15/17	125,000	121,785
Hydro-Quebec (Canada) 2.000% due 06/30/16	100,000	102,929
8.400% due 01/15/22	100,000	136,047
Israel Government (Israel) 5.125% due 03/26/19	100,000	112,494
Israel Government AID Bond (Israel) 5.500% due 04/26/24	25,000	30,423

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-15

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Italy Government (Italy) 4.500% due 01/21/15	$2,000	$2,094
5.250% due 09/20/16	450,000	483,762
5.375% due 06/15/33	100,000	100,724
Japan Bank for International Cooperation (Japan) 1.875% due 09/24/15	100,000	102,795
2.125% due 02/07/19	200,000	201,056
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	113,772
Mexico Government (Mexico) 3.625% due 03/15/22	296,000	290,820
4.750% due 03/08/44	264,000	236,280
5.750% due 10/12/10	34,000	31,195
5.950% due 03/19/19	250,000	287,375
6.750% due 09/27/34	125,000	148,125
Panama Government (Panama) 5.200% due 01/30/20	25,000	27,400
6.700% due 01/26/36	100,000	116,750
Peruvian Government (Peru) 7.125% due 03/30/19	200,000	243,000
8.750% due 11/21/33	100,000	146,000
Philippine Government (Philippines) 4.000% due 01/15/21	325,000	344,500
5.000% due 01/13/37	200,000	213,750
7.750% due 01/14/31	200,000	264,750
Poland Government (Poland) 3.000% due 03/17/23	150,000	135,750
6.375% due 07/15/19	200,000	233,762
Province of British Columbia (Canada) 1.200% due 04/25/17	100,000	100,706
2.650% due 09/22/21	100,000	99,681
Province of Manitoba (Canada) 2.625% due 07/15/15	100,000	103,919
Province of Nova Scotia (Canada) 2.375% due 07/21/15	100,000	103,309
Province of Ontario (Canada) 0.950% due 05/26/15	100,000	100,673
1.100% due 10/25/17	250,000	244,070
1.200% due 02/14/18	125,000	121,608
2.300% due 05/10/16	100,000	103,756
2.700% due 06/16/15	125,000	130,007
2.950% due 02/05/15	200,000	207,638
4.000% due 10/07/19	150,000	163,304
5.450% due 04/27/16	100,000	112,619
Province of Quebec (Canada) 2.625% due 02/13/23	50,000	46,964
2.750% due 08/25/21	100,000	98,343
3.500% due 07/29/20	100,000	105,326
5.125% due 11/14/16	100,000	113,250
7.500% due 07/15/23	100,000	133,186
7.500% due 09/15/29	25,000	34,404
Republic of Korea (South Korea) 7.125% due 04/16/19	100,000	121,763
South Africa Government (South Africa) 4.665% due 01/17/24	100,000	96,000
6.875% due 05/27/19	100,000	113,750
Turkey Government (Turkey) 4.875% due 04/16/43	200,000	173,000
6.750% due 04/03/18	350,000	393,750
6.875% due 03/17/36	200,000	223,750
7.375% due 02/05/25	400,000	475,000
Uruguay Government (Uruguay) 4.125% due 11/20/45	143,467	118,360
6.875% due 09/28/25	100,000	120,300

Total Foreign Government Bonds & Notes (Cost $10,474,847)		10,051,721

	Principal Amount	Value
MUNICIPAL BONDS - 0.9%

American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	$25,000	$27,361
Bay Area Toll Authority CA 6.263% due 04/01/49	25,000	29,044
7.043% due 04/01/50	50,000	63,739
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	28,099
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	116,189
City of New York NY 5.517% due 10/01/37	40,000	43,213
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	113,434
City of San Francisco CA Public Utilities Commission Water Revenue 6.000% due 11/01/40	25,000	28,454
Commonwealth of Massachusetts 4.910% due 05/01/29	100,000	108,023
5.456% due 12/01/39	25,000	27,645
County of Clark Airport System Revenue NV ‘C’ 6.820% due 07/01/45	125,000	162,394
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	58,689
Denver City & County School District No. 1 CO ‘C’ 5.664% due 12/01/33	100,000	108,025
Florida Hurricane Catastrophe Fund Finance Corp ‘A’ 2.995% due 07/01/20	100,000	93,804
Government Development Bank for Puerto Rico ‘A’ 3.448% due 02/01/15	100,000	97,922
Illinois State Toll Highway Authority ‘B’ 5.851% due 12/01/34	25,000	28,381
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	122,712
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	27,688
6.668% due 11/15/39	55,000	65,801
Municipal Electric Authority GA 6.637% due 04/01/57	25,000	26,997
6.655% due 04/01/57	100,000	106,772
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	152,494
New Jersey State Turnpike Authority 7.102% due 01/01/41	100,000	128,837
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	168,003
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	34,202
New York City Water & Sewer System 5.952% due 06/15/42	50,000	57,620
6.011% due 06/15/42	10,000	11,627
New York State Urban Development Corp 5.770% due 03/15/39	25,000	26,732
Orange County Local Transportation Authority CA ‘A’ 6.908% due 02/15/41	100,000	127,434
Pennsylvania Turnpike Commission 6.105% due 12/01/39	25,000	28,771
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	80,678

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-16

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Philadelphia Authority for Industrial Development PA 3.964% due 04/15/26	$55,000	$50,691
Port Authority of New York & New Jersey 4.458% due 10/01/62	100,000	89,368
5.647% due 11/01/40	150,000	164,895
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	58,675
State of California 4.850% due 10/01/14	50,000	52,714
5.750% due 03/01/17	50,000	57,080
6.200% due 10/01/19	25,000	29,228
7.300% due 10/01/39	100,000	129,142
7.500% due 04/01/34	50,000	64,864
7.550% due 04/01/39	150,000	201,006
7.600% due 11/01/40	270,000	365,915
7.625% due 03/01/40	40,000	53,767
State of Connecticut 5.090% due 10/01/30	50,000	51,810
State of Connecticut Special Tax Revenue ‘B’ 5.459% due 11/01/30	50,000	53,420
State of Illinois 5.100% due 06/01/33	250,000	232,240
5.665% due 03/01/18	200,000	219,364
6.725% due 04/01/35	100,000	104,192
State of Texas 5.517% due 04/01/39	100,000	113,390
State of Utah ‘D’ 4.554% due 07/01/24	15,000	16,422
State of Washington ‘D’ 5.481% due 08/01/39	25,000	27,942
Texas State Transportation Commission 5.178% due 04/01/30	25,000	27,998
University of California 4.858% due 05/15/12	100,000	87,739

Total Municipal Bonds (Cost $4,516,079)		4,552,646

	Shares	Value
SHORT-TERM INVESTMENT - 7.4%

Money Market Fund - 7.4%

Federated Prime Obligations Fund	38,429,530	$38,429,530

Total Short-Term Investment (Cost $38,429,530)		38,429,530

TOTAL INVESTMENTS - 105.8% (Cost $554,117,348)		550,990,830

OTHER ASSETS & LIABILITIES, NET - (5.8%)		(30,050,917)

NET ASSETS - 100.0%		$520,939,913

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	37.4%
Mortgage-Backed Securities	30.8%
Corporate Bonds & Notes	22.8%
Short-Term Investment	7.4%
U.S. Government Agency Issues	4.3%
Others (each less than 3.0%)	3.1%

	105.8%
Other Assets & Liabilities, Net	(5.8%	)

	100.0%

(b)	As of June 30, 2013, the portfolio’s Standard & Poor’s quality ratings as a percentage of total fixed income investments were as follows:

AAA	3.0%
AA/U.S. Government & Agency Issues	75.7%
A	11.4%
BBB	8.5%
BB	0.3%
Not Rated	1.1%

100.0%

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$118,936,155	$-	$118,672,337	$263,818
	Mortgage-Backed Securities	160,519,162	-	160,519,162	-
	Asset-Backed Securities	1,756,488	-	1,756,488	-
	U.S. Government Agency Issues	22,154,599	-	22,154,599	-
	U.S. Treasury Obligations	194,590,529	-	194,590,529	-
	Foreign Government Bonds & Notes	10,051,721	-	10,051,721	-
	Municipal Bonds	4,552,646	-	4,552,646	-
	Short-Term Investment	38,429,530	38,429,530	-	-

	Total	$550,990,830	$38,429,530	$512,297,482	$263,818

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-17

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 97.8%

Consumer Discretionary - 19.8%

Affinion Group Inc 7.875% due 12/15/18	$100,000	$76,000
Allbritton Communications Co 8.000% due 05/15/18	25,000	26,688
Allison Transmission Inc 7.125% due 05/15/19 ~	50,000	53,125
Altegrity Inc 10.500% due 11/01/15 ~	50,000	45,250
AMC Entertainment Inc
8.750% due 06/01/19	100,000	107,500
9.750% due 12/01/20	50,000	56,875
AMC Networks Inc
4.750% due 12/15/22	68,000	65,960
7.750% due 07/15/21	100,000	109,750
American Axle & Manufacturing Holdings Inc 9.250% due 01/15/17 ~	65,000	70,363
American Axle & Manufacturing Inc 6.625% due 10/15/22	200,000	204,000
Ameristar Casinos Inc 7.500% due 04/15/21	70,000	73,150
ARAMARK Corp 5.750% due 03/15/20 ~	114,000	117,135
Armored Autogroup Inc 9.250% due 11/01/18	25,000	23,063
AutoNation Inc 5.500% due 02/01/20	50,000	52,250
Beazer Homes USA Inc 9.125% due 05/15/19	50,000	52,625
Belo Corp 8.000% due 11/15/16	25,000	26,563
Best Buy Co Inc 5.500% due 03/15/21	100,000	96,000
Boyd Gaming Corp 9.125% due 12/01/18	100,000	104,750
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	98,625
6.500% due 12/15/20 ~	140,000	141,750
Burger King Corp 9.875% due 10/15/18	50,000	56,000
Burlington Coat Factory Warehouse Corp 10.000% due 02/15/19	100,000	111,000
Cablevision Systems Corp
5.875% due 09/15/22	100,000	97,250
7.750% due 04/15/18	100,000	108,000
8.000% due 04/15/20	100,000	109,500
Caesars Entertainment Operating Co Inc
5.625% due 06/01/15	100,000	90,500
6.500% due 06/01/16	100,000	69,000
8.500% due 02/15/20	100,000	94,562
9.000% due 02/15/20 ~	100,000	95,750
10.000% due 12/15/18	450,000	271,500
10.750% due 02/01/16	50,000	41,875
11.250% due 06/01/17	200,000	208,750
12.750% due 04/15/18	150,000	102,750
Carlson Wagonlit BV (Netherlands) 6.875% due 06/15/19 ~	200,000	203,000
CCO Holdings LLC
5.125% due 02/15/23	125,000	117,812
5.250% due 03/15/21 ~	250,000	247,500
5.250% due 09/30/22	100,000	95,500
5.750% due 01/15/24	100,000	96,750
6.500% due 04/30/21	100,000	104,750
7.000% due 01/15/19	100,000	106,500
7.375% due 06/01/20	50,000	54,625
8.125% due 04/30/20	106,000	116,335

	Principal Amount	Value
Cedar Fair LP 5.250% due 03/15/21 ~	$150,000	$144,562
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 Y ~	100,000	9,500
11.500% due 04/15/20 Y ~	100,000	74,000
12.000% due 06/30/19 Y ~	100,000	12,000
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	144,000	136,080
6.375% due 09/15/20 ~	117,000	119,632
CHC Helicopter SA (Luxembourg) 9.250% due 10/15/20	100,000	103,000
Choice Hotels International Inc 5.750% due 07/01/22	50,000	53,250
Chrysler Group LLC 8.250% due 06/15/21	340,000	376,975
Cinemark USA Inc 4.875% due 06/01/23 ~	125,000	120,312
CityCenter Holdings LLC
7.625% due 01/15/16	100,000	106,000
10.750% due 01/15/17	68,045	73,659
Claire's Stores Inc
8.875% due 03/15/19	50,000	52,750
9.000% due 03/15/19 ~	150,000	165,750
Clear Channel Communications Inc
5.500% due 12/15/16	100,000	77,500
9.000% due 12/15/19 ~	200,000	195,000
9.000% due 03/01/21	150,000	143,250
14.000% due 02/01/21 ~	150,000	129,000
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22 ~	257,000	265,565
7.625% due 03/15/20	200,000	208,000
Cooper-Standard Automotive Inc 8.500% due 05/01/18	25,000	26,625
CST Brands Inc 5.000% due 05/01/23 ~	150,000	147,000
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	98,250
D.R. Horton Inc
4.750% due 02/15/23	100,000	96,625
5.250% due 02/15/15	150,000	156,750
Dana Holding Corp 6.500% due 02/15/19	50,000	53,438
Delphi Corp 6.125% due 05/15/21	150,000	164,250
DineEquity Inc 9.500% due 10/30/18	50,000	55,750
DISH DBS Corp
4.250% due 04/01/18 ~	167,000	164,495
4.625% due 07/15/17	150,000	151,500
5.000% due 03/15/23	239,000	231,232
5.125% due 05/01/20 ~	100,000	98,500
5.875% due 07/15/22	200,000	204,000
6.625% due 10/01/14	100,000	104,500
6.750% due 06/01/21	150,000	160,125
7.125% due 02/01/16	200,000	217,500
Easton-Bell Sports Inc 9.750% due 12/01/16	10,000	10,725
Gannett Co Inc 6.375% due 09/01/15	50,000	54,250
Hanesbrands Inc 8.000% due 12/15/16	82,000	87,330
Icahn Enterprises LP
7.750% due 01/15/16	50,000	51,688
8.000% due 01/15/18	135,000	142,087
Interactive Data Corp 10.250% due 08/01/18	60,000	66,750
Isle of Capri Casinos Inc 7.750% due 03/15/19	50,000	52,875
Jaguar Land Rover Automotive PLC (United Kingdom) 7.750% due 05/15/18 ~	150,000	162,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-18

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Jarden Corp 7.500% due 05/01/17	$75,000	$83,063
JC Penney Co Inc
5.650% due 06/01/20	150,000	126,000
6.375% due 10/15/36	51,000	40,035
7.400% due 04/01/37	63,000	51,503
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	50,000	51,250
K Hovnanian Enterprises Inc 9.125% due 11/15/20 ~	100,000	110,000
KB Home
6.250% due 06/15/15	24,000	25,620
8.000% due 03/15/20	100,000	111,500
L Brands Inc
5.625% due 02/15/22	150,000	153,000
6.625% due 04/01/21	150,000	163,687
6.900% due 07/15/17	50,000	55,875
8.500% due 06/15/19	100,000	116,500
Lamar Media Corp
5.000% due 05/01/23	100,000	96,500
7.875% due 04/15/18	30,000	32,100
Landry's Inc 9.375% due 05/01/20 ~	217,000	230,020
Laureate Education Inc 9.250% due 09/01/19 ~	113,000	121,475
Lear Corp
4.750% due 01/15/23 ~	100,000	95,500
7.875% due 03/15/18	40,000	42,900
Lennar Corp
4.750% due 12/15/17	100,000	100,500
5.000% due 11/15/22 ~	100,000	95,250
5.600% due 05/31/15	100,000	105,500
Levi Strauss & Co 7.625% due 05/15/20	100,000	108,500
Libbey Glass Inc 6.875% due 05/15/20	90,000	94,612
Liberty Interactive LLC 8.250% due 02/01/30	100,000	107,500
LIN Television Corp 8.375% due 04/15/18	50,000	53,438
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	25,000	26,625
LKQ Corp 4.750% due 05/15/23 ~	100,000	95,750
Lynx I Corp 5.375% due 04/15/21 ~	500,000	505,000
Marina District Finance Co Inc 9.500% due 10/15/15	100,000	104,500
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21 ~	100,000	102,750
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	100,000
Mediacom LLC 9.125% due 08/15/19	50,000	54,000
MGM Resorts International
6.625% due 12/15/21	119,000	122,867
7.625% due 01/15/17	200,000	219,500
7.750% due 03/15/22	100,000	109,125
8.625% due 02/01/19	150,000	170,250
10.000% due 11/01/16	150,000	176,625
Michaels Stores Inc 7.750% due 11/01/18	100,000	107,500
Mohegan Tribal Gaming Authority 10.500% due 12/15/16 ~	100,000	98,000
Nara Cable Funding Ltd (Ireland) 8.875% due 12/01/18 ~	200,000	209,000
National CineMedia LLC 6.000% due 04/15/22	100,000	103,125
Netflix Inc 5.375% due 02/01/21 ~	99,000	99,000

	Principal Amount	Value
New Academy Finance Co LLC 8.000% due 06/15/18 ~	$100,000	$103,000
Party City Holdings Inc 8.875% due 08/01/20 ~	125,000	134,687
Penn National Gaming Inc 8.750% due 08/15/19	25,000	27,500
Penske Automotive Group Inc 5.750% due 10/01/22	100,000	102,500
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	54,125
Petco Holdings Inc 8.500% due 10/15/17 ~	100,000	102,500
Pinnacle Entertainment Inc 7.750% due 04/01/22	100,000	105,000
ProQuest LLC 9.000% due 10/15/18 ~	50,000	50,250
PulteGroup Inc 6.000% due 02/15/35	100,000	92,500
PVH Corp
4.500% due 12/15/22	56,000	54,040
7.375% due 05/15/20	50,000	54,500
Quebecor Media Inc (Canada)
5.750% due 01/15/23	100,000	98,000
7.750% due 03/15/16	54,000	55,013
Quiksilver Inc 6.875% due 04/15/15	100,000	98,500
Radio One Inc 12.500% due 05/24/16	53,451	54,119
Regal Entertainment Group
5.750% due 02/01/25	100,000	95,500
9.125% due 08/15/18	30,000	33,150
Royal Caribbean Cruises Ltd (Liberia)
5.250% due 11/15/22	144,000	141,840
7.250% due 06/15/16	50,000	55,250
RSI Home Products Inc 6.875% due 03/01/18 ~	96,000	98,640
Sabre Holdings Corp 8.350% due 03/15/16	50,000	53,750
Sabre Inc 8.500% due 05/15/19 ~	100,000	106,875
Sally Holdings LLC
5.750% due 06/01/22	50,000	51,000
6.875% due 11/15/19	100,000	107,750
Scientific Games Corp 8.125% due 09/15/18	100,000	107,500
Sears Holdings Corp 6.625% due 10/15/18	100,000	94,750
Seneca Gaming Corp 8.250% due 12/01/18 ~	100,000	107,000
Serta Simmons Holdings LLC 8.125% due 10/01/20 ~	100,000	102,250
Service Corp International 4.500% due 11/15/20	200,000	192,500
ServiceMaster Co
7.000% due 08/15/20	78,000	74,393
8.000% due 02/15/20	100,000	100,250
Shea Homes LP 8.625% due 05/15/19	100,000	107,250
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	96,500
6.125% due 10/01/22	100,000	100,340
Sirius XM Radio Inc
4.250% due 05/15/20 ~	80,000	75,400
4.625% due 05/15/23 ~	80,000	74,200
5.250% due 08/15/22 ~	200,000	195,000
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	74,000	71,595
Spanish Broadcasting System Inc 12.500% due 04/15/17 ~	100,000	108,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-19

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Stanadyne Corp 10.000% due 08/15/14	$25,000	$23,250
Standard Pacific Corp 8.375% due 05/15/18	150,000	171,750
Starz LLC 5.000% due 09/15/19	100,000	99,750
Station Casinos LLC 7.500% due 03/01/21 ~	150,000	152,250
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	100,000	95,250
7.750% due 04/15/20 ~	36,000	38,970
Tenneco Inc 6.875% due 12/15/20	100,000	107,500
The Goodyear Tire & Rubber Co
6.500% due 03/01/21	54,000	55,215
7.000% due 05/15/22	100,000	103,000
8.250% due 08/15/20	100,000	110,000
The Gymboree Corp 9.125% due 12/01/18	50,000	47,250
The Jones Group Inc 6.125% due 11/15/34	100,000	80,000
The McClatchy Co 9.000% due 12/15/22 ~	196,000	206,780
The Ryland Group Inc 6.625% due 05/01/20	100,000	105,500
Toll Brothers Finance Corp
4.375% due 04/15/23	100,000	93,500
8.910% due 10/15/17	100,000	119,000
Toys R Us Inc
7.375% due 09/01/16 ~	100,000	100,250
10.375% due 08/15/17	100,000	100,500
Toys R Us Property Co I LLC 10.750% due 07/15/17	100,000	106,000
Toys R Us Property Co II LLC 8.500% due 12/01/17	25,000	26,094
TRW Automotive Inc 8.875% due 12/01/17 ~	100,000	106,750
Unitymedia Hessen GmbH & Co KG (Germany) 5.500% due 01/15/23 ~	200,000	190,000
Univision Communications Inc
6.750% due 09/15/22 ~	100,000	105,500
6.875% due 05/15/19 ~	150,000	158,250
7.875% due 11/01/20 ~	100,000	108,750
8.500% due 05/15/21 ~	50,000	53,375
Videotron Ltd (Canada) 5.000% due 07/15/22	200,000	196,000
Visant Corp 10.000% due 10/01/17	20,000	18,550
Visteon Corp 6.750% due 04/15/19	90,000	95,175
VWR Funding Inc 7.250% due 09/15/17	150,000	156,000
WideOpenWest Finance LLC 10.250% due 07/15/19	82,000	87,535
WMG Acquisition Corp 11.500% due 10/01/18	100,000	115,000
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	92,625
5.375% due 03/15/22	100,000	101,500
7.750% due 08/15/20	180,000	200,772
YCC Holdings LLC 10.250% due 02/15/16	100,000	102,750

		21,668,614

	Principal Amount	Value
Consumer Staples - 5.2%

Alliance One International Inc 10.000% due 07/15/16	$100,000	$102,750
B&G Foods Inc 4.625% due 06/01/21	113,000	108,198
Bumble Bee Holdings Inc 9.000% due 12/15/17 ~	23,000	24,553
C&S Group Enterprises LLC 8.375% due 05/01/17 ~	80,000	85,200
Central Garden & Pet Co 8.250% due 03/01/18	50,000	50,875
Chiquita Brands International Inc 7.875% due 02/01/21 ~	100,000	105,000
Constellation Brands Inc
3.750% due 05/01/21	64,000	60,080
4.250% due 05/01/23	125,000	118,281
6.000% due 05/01/22	100,000	107,750
7.250% due 05/15/17	100,000	114,500
Cott Beverages Inc 8.375% due 11/15/17	25,000	26,469
Dean Foods Co 9.750% due 12/15/18	100,000	113,500
Del Monte Corp 7.625% due 02/15/19	100,000	103,250
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	138,475
Harbinger Group Inc 7.875% due 07/15/19 ~	120,000	123,300
Hawk Acquisition Sub Inc 4.250% due 10/15/20 ~	455,000	436,231
Ingles Markets Inc 5.750% due 06/15/23 ~	100,000	99,000
Innovation Ventures LLC 9.500% due 08/15/19 ~	100,000	84,000
JBS USA LLC 8.250% due 02/01/20 ~	150,000	157,875
Michael Foods Group Inc 9.750% due 07/15/18	50,000	55,000
NBTY Inc 9.000% due 10/01/18	100,000	109,250
New Albertsons Inc
7.450% due 08/01/29	200,000	158,000
7.750% due 06/15/26	100,000	79,375
Post Holdings Inc 7.375% due 02/15/22	150,000	161,250
Revlon Consumer Products Corp 5.750% due 02/15/21 ~	100,000	97,875
Reynolds Group Issuer Inc
5.750% due 10/15/20	335,000	338,350
6.875% due 02/15/21	150,000	157,875
7.875% due 08/15/19	200,000	219,000
8.250% due 02/15/21	100,000	99,375
8.500% due 05/15/18	100,000	103,500
9.000% due 04/15/19	100,000	103,750
9.875% due 08/15/19	200,000	215,000
Rite Aid Corp
6.750% due 06/15/21 ~	100,000	98,750
8.000% due 08/15/20	50,000	55,625
9.250% due 03/15/20	100,000	110,875
9.500% due 06/15/17	150,000	155,857
Smithfield Foods Inc
6.625% due 08/15/22	100,000	107,750
7.750% due 07/01/17	50,000	55,375
Spectrum Brands Escrow Corp 6.375% due 11/15/20 ~	100,000	105,000
Spectrum Brands Inc 9.500% due 06/15/18	100,000	110,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-20

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Stater Bros Holdings Inc 7.375% due 11/15/18	$50,000	$53,125
SUPERVALU Inc 8.000% due 05/01/16	100,000	108,125
The Pantry Inc 8.375% due 08/01/20	100,000	107,875
The Sun Products Corp 7.750% due 03/15/21 ~	100,000	99,750
Tops Holding Corp 8.875% due 12/15/17 ~	100,000	108,750
U.S. Foods Inc 8.500% due 06/30/19	220,000	231,000
Wells Enterprises Inc 6.750% due 02/01/20 ~	100,000	105,000

		5,669,744

Energy - 14.6%

Access Midstream Partners LP
4.875% due 05/15/23	110,000	102,575
6.125% due 07/15/22	100,000	101,750
Afren PLC (United Kingdom) 11.500% due 02/01/16 ~	100,000	111,500
Alpha Natural Resources Inc
6.000% due 06/01/19	100,000	81,750
6.250% due 06/01/21	100,000	80,250
Antero Resources Finance Corp
6.000% due 12/01/20	79,000	78,210
7.250% due 08/01/19	75,000	78,563
Arch Coal Inc
7.250% due 06/15/21	150,000	124,500
8.750% due 08/01/16	200,000	201,000
Atlas Pipeline Partners LP
5.875% due 08/01/23 ~	95,000	90,725
6.625% due 10/01/20 ~	100,000	100,750
Basic Energy Services Inc 7.750% due 10/15/22	100,000	99,250
Berry Petroleum Co
6.375% due 09/15/22	90,000	90,113
6.750% due 11/01/20	50,000	52,000
Bill Barrett Corp 7.625% due 10/01/19	100,000	104,000
Bonanza Creek Energy Inc 6.750% due 04/15/21	100,000	101,250
BreitBurn Energy Partners LP 7.875% due 04/15/22	100,000	102,500
Bristow Group Inc 6.250% due 10/15/22	100,000	102,875
Calumet Specialty Products Partners LP 9.375% due 05/01/19	100,000	107,500
Carrizo Oil & Gas Inc 8.625% due 10/15/18	100,000	107,500
CGG (France) 9.500% due 05/15/16	125,000	131,094
Chaparral Energy Inc 9.875% due 10/01/20	100,000	111,500
Chesapeake Energy Corp
3.250% due 03/15/16	100,000	99,750
5.375% due 06/15/21	75,000	74,813
5.750% due 03/15/23	100,000	101,500
6.125% due 02/15/21	200,000	211,000
6.500% due 08/15/17	150,000	161,625
6.625% due 08/15/20	100,000	108,000
Chesapeake Oilfield Operating LLC 6.625% due 11/15/19 ~	100,000	99,500
Cimarex Energy Co 5.875% due 05/01/22	100,000	104,000
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	25,000	26,438
Comstock Resources Inc 7.750% due 04/01/19	100,000	102,500

	Principal Amount	Value
Concho Resources Inc
5.500% due 04/01/23	$220,000	$217,800
6.500% due 01/15/22	100,000	106,250
7.000% due 01/15/21	30,000	32,400
Connacher Oil & Gas Ltd (Canada) 8.500% due 08/01/19 ~	100,000	58,000
CONSOL Energy Inc
8.000% due 04/01/17	185,000	195,637
8.250% due 04/01/20	75,000	78,938
Continental Resources Inc
4.500% due 04/15/23 ~	163,000	158,721
5.000% due 09/15/22	100,000	102,250
7.125% due 04/01/21	10,000	11,050
7.375% due 10/01/20	25,000	27,875
Crosstex Energy LP 8.875% due 02/15/18	105,000	111,825
CVR Refining LLC 6.500% due 11/01/22 ~	100,000	98,500
Denbury Resources Inc
4.625% due 07/15/23	52,000	48,035
6.375% due 08/15/21	100,000	105,500
8.250% due 02/15/20	110,000	119,350
Drill Rigs Holdings Inc 6.500% due 10/01/17 ~	56,000	56,140
Eagle Rock Energy Partners LP 8.375% due 06/01/19	100,000	102,250
El Paso LLC
6.500% due 09/15/20	100,000	107,068
7.750% due 01/15/32	150,000	160,228
Enbridge Energy Partners LP 8.050% due 10/01/77 §	50,000	56,895
Endeavour International Corp 12.000% due 03/01/18	100,000	96,500
Energy Transfer Equity LP 7.500% due 10/15/20	195,000	214,012
Energy XXI Gulf Coast Inc 9.250% due 12/15/17	100,000	110,250
EP Energy LLC
6.875% due 05/01/19	100,000	107,500
9.375% due 05/01/20	250,000	283,750
EPE Holdings LLC 8.125% due 12/15/17 ~	104,289	106,896
EXCO Resources Inc 7.500% due 09/15/18	35,000	32,900
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	150,000	158,250
Exterran Holdings Inc 7.250% due 12/01/18	50,000	53,250
Foresight Energy LLC 9.625% due 08/15/17 ~	95,000	100,225
Forest Oil Corp 7.500% due 09/15/20 ~	100,000	95,500
FTS International Services LLC 8.125% due 11/15/18 ~	16,000	16,680
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	67,000	66,539
Halcon Resources Corp
8.875% due 05/15/21	66,000	64,350
9.750% due 07/15/20	95,000	95,237
Harvest Operations Corp (Canada) 6.875% due 10/01/17	50,000	55,875
Helix Energy Solutions Group Inc 9.500% due 01/15/16 ~	29,000	29,819
Hiland Partners LP 7.250% due 10/01/20 ~	195,000	201,825
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	106,500
Holly Energy Partners LP 6.500% due 03/01/20	100,000	101,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-21

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Hornbeck Offshore Services Inc 5.000% due 03/01/21 ~	$100,000	$93,000
Inergy Midstream LP 6.000% due 12/15/20 ~	27,000	26,190
Key Energy Services Inc 6.750% due 03/01/21	100,000	96,500
Kinder Morgan Finance Co LLC
5.700% due 01/05/16	250,000	268,990
6.000% due 01/15/18 ~	50,000	52,728
Kodiak Oil & Gas Corp (Canada) 8.125% due 12/01/19	100,000	109,000
Laredo Petroleum Inc 9.500% due 02/15/19	50,000	55,250
Lightstream Resources Ltd (Canada) 8.625% due 02/01/20 ~	100,000	95,500
Linn Energy LLC
6.250% due 11/01/19 ~	300,000	287,250
6.500% due 05/15/19	100,000	98,250
8.625% due 04/15/20	175,000	184,625
Magnum Hunter Resources Corp 9.750% due 05/15/20 ~	100,000	102,000
MarkWest Energy Partners LP
4.500% due 07/15/23	195,000	179,400
6.250% due 06/15/22	65,000	67,275
6.500% due 08/15/21	97,000	100,395
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	100,000	99,625
Memorial Production Partners LP 7.625% due 05/01/21 ~	100,000	99,000
Midstates Petroleum Co Inc
9.250% due 06/01/21 ~	90,000	84,713
10.750% due 10/01/20 ~	59,000	59,590
Milagro Oil & Gas Inc 10.500% due 05/15/16	50,000	36,500
Newfield Exploration Co
5.625% due 07/01/24	56,000	54,600
5.750% due 01/30/22	100,000	99,500
6.875% due 02/01/20	200,000	207,000
NGPL PipeCo LLC
7.119% due 12/15/17 ~	100,000	97,500
9.625% due 06/01/19 ~	150,000	156,000
Northern Oil and Gas Inc 8.000% due 06/01/20	60,000	60,900
NuStar Logistics LP 4.750% due 02/01/22	100,000	93,552
Oasis Petroleum Inc 6.500% due 11/01/21	100,000	103,000
Offshore Group Investment Ltd (Cayman)
7.125% due 04/01/23 ~	90,000	88,875
7.500% due 11/01/19	110,000	115,225
Oil States International Inc 6.500% due 06/01/19	100,000	104,000
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	113,000	105,937
Pacific Drilling V Ltd (United Kingdom) 7.250% due 12/01/17 ~	100,000	104,500
Parker Drilling Co 9.125% due 04/01/18	10,000	10,625
PBF Holding Co LLC 8.250% due 02/15/20	130,000	136,825
Peabody Energy Corp
6.000% due 11/15/18	100,000	100,625
6.250% due 11/15/21	250,000	242,500
7.375% due 11/01/16	100,000	111,500
Penn Virginia Corp 7.250% due 04/15/19	100,000	96,500
Penn Virginia Resource Partners LP 8.375% due 06/01/20	100,000	106,000
Plains Exploration & Production Co 6.750% due 02/01/22	300,000	318,229

	Principal Amount	Value
Precision Drilling Corp (Canada) 6.625% due 11/15/20	$100,000	$102,000
QEP Resources Inc
5.250% due 05/01/23	109,000	106,820
6.875% due 03/01/21	50,000	54,125
Range Resources Corp
5.000% due 08/15/22	100,000	98,250
5.000% due 03/15/23	160,000	157,200
6.750% due 08/01/20	50,000	53,875
Regency Energy Partners LP
4.500% due 11/01/23 ~	100,000	90,750
5.500% due 04/15/23	100,000	99,000
6.875% due 12/01/18	100,000	105,750
Rockies Express Pipeline LLC
3.900% due 04/15/15 ~	50,000	49,750
6.000% due 01/15/19 ~	180,000	161,550
Rosetta Resources Inc
5.625% due 05/01/21	129,000	126,097
9.500% due 04/15/18	25,000	27,125
Sabine Pass Liquefaction LLC
5.625% due 02/01/21 ~	200,000	194,500
5.625% due 04/15/23 ~	100,000	94,750
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	216,250
Samson Investment Co 10.000% due 02/15/20 ~	235,000	248,806
SandRidge Energy Inc
7.500% due 02/15/23	100,000	95,500
8.125% due 10/15/22	100,000	99,500
8.750% due 01/15/20	150,000	153,750
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	100,000	99,000
SESI LLC
6.375% due 05/01/19	100,000	103,750
7.125% due 12/15/21	50,000	54,250
SM Energy Co
5.000% due 01/15/24 ~	100,000	95,750
6.500% due 01/01/23	100,000	105,500
Stone Energy Corp 8.625% due 02/01/17	100,000	104,750
Swift Energy Co 7.125% due 06/01/17	50,000	49,250
Targa Resources Partners LP
4.250% due 11/15/23 ~	100,000	89,750
5.250% due 05/01/23 ~	77,000	74,113
7.875% due 10/15/18	100,000	107,000
Teekay Corp 8.500% due 01/15/20	25,000	27,313
Tervita Corp (Canada) 8.000% due 11/15/18 ~	33,000	33,227
Tesoro Corp 4.250% due 10/01/17	125,000	128,750
Unit Corp 6.625% due 05/15/21	100,000	102,500
Vanguard Natural Resources LLC 7.875% due 04/01/20	100,000	103,000
W&T Offshore Inc 8.500% due 06/15/19	100,000	103,750
Whiting Petroleum Corp 6.500% due 10/01/18	25,000	26,563
WPX Energy Inc 5.250% due 01/15/17	150,000	154,500

		16,009,339

Financials - 10.8%

Ally Financial Inc
3.125% due 01/15/16	100,000	99,809
4.625% due 06/26/15	200,000	205,079
5.500% due 02/15/17	150,000	157,319
6.750% due 12/01/14	150,000	158,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-22

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
7.500% due 09/15/20	$200,000	$231,250
8.000% due 12/31/18	100,000	113,750
8.000% due 03/15/20	150,000	174,938
8.000% due 11/01/31	275,000	331,875
8.300% due 02/12/15	175,000	189,000
CBRE Services Inc
5.000% due 03/15/23	100,000	95,250
6.625% due 10/15/20	100,000	106,000
CIT Group Inc
4.250% due 08/15/17	108,000	108,945
4.750% due 02/15/15 ~	100,000	101,875
5.000% due 05/15/17	100,000	102,625
5.000% due 08/15/22	100,000	99,695
5.250% due 03/15/18	150,000	154,875
5.375% due 05/15/20	200,000	205,750
6.625% due 04/01/18 ~	250,000	271,250
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	96,500
CNH Capital LLC
3.625% due 04/15/18 ~	113,000	107,915
3.875% due 11/01/15	117,000	118,170
CNO Financial Group Inc 6.375% due 10/01/20 ~	100,000	106,750
Crescent Resources LLC 10.250% due 08/15/17 ~	100,000	103,500
Dresdner Funding Trust I 8.151% due 06/30/31 ~	100,000	100,875
E*TRADE Financial Corp
6.000% due 11/15/17	60,000	60,900
6.375% due 11/15/19	100,000	102,000
Felcor Lodging LP REIT
5.625% due 03/01/23	48,000	46,800
6.750% due 06/01/19	100,000	105,000
10.000% due 10/01/14	19,000	20,615
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	97,500
Fifth Third Capital Trust IV 6.500% due 04/15/67 §	100,000	100,000
First Data Corp
6.750% due 11/01/20 ~	200,000	204,500
7.375% due 06/15/19 ~	100,000	103,250
8.250% due 01/15/21 ~	212,000	217,300
8.875% due 08/15/20 ~	100,000	109,500
10.625% due 06/15/21 ~	100,000	99,250
11.250% due 03/31/16	237,000	232,852
11.250% due 01/15/21 ~	200,000	200,500
12.625% due 01/15/21	212,000	225,250
General Motors Financial Co Inc
2.750% due 05/15/16 ~	129,000	127,146
3.250% due 05/15/18 ~	95,000	92,625
4.250% due 05/15/23 ~	32,000	29,880
4.750% due 08/15/17 ~	67,000	69,010
6.750% due 06/01/18	50,000	54,625
Genworth Financial Inc 6.150% due 11/15/66 §	50,000	43,563
Globe Luxembourg SCA (Luxembourg) 9.625% due 05/01/18 ~	200,000	195,870
HBOS PLC (United Kingdom)
6.000% due 11/01/33 ~	100,000	92,792
6.750% due 05/21/18 ~	200,000	212,694
Hub International Ltd 8.125% due 10/15/18 ~	150,000	156,750
iStar Financial Inc REIT 9.000% due 06/01/17	100,000	112,000
Liberty Mutual Group Inc
7.000% due 03/07/67 § ~	100,000	101,500
10.750% due 06/15/88 § ~	100,000	153,000
Mizuho Capital Investment USD 2 Ltd (Cayman) 14.950% § ± ~	100,000	111,000

	Principal Amount	Value
MPT Operating Partnership LP REIT 6.375% due 02/15/22	$100,000	$105,500
National Money Mart Co (Canada) 10.375% due 12/15/16	50,000	53,250
Nationstar Mortgage LLC
6.500% due 07/01/21	75,000	72,375
7.875% due 10/01/20	100,000	106,500
10.875% due 04/01/15	100,000	105,000
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	100,000	104,000
Nuveen Investments Inc 9.500% due 10/15/20 ~	143,000	143,000
Onex USI Acquisition Corp 7.750% due 01/15/21 ~	67,000	66,330
PHH Corp 9.250% due 03/01/16	100,000	111,750
Provident Funding Associates LP 6.750% due 06/15/21 ~	84,000	84,210
RBS Capital Trust II 6.425% § ±	100,000	81,000
Realogy Group LLC
3.375% due 05/01/16 ~	112,000	110,040
7.625% due 01/15/20 ~	100,000	108,750
Regions Bank 7.500% due 05/15/18	100,000	116,891
Regions Financial Corp 7.375% due 12/10/37	100,000	112,500
Resona Preferred Global Securities Ltd (Cayman) 7.191% § ± ~	100,000	106,750
Royal Bank of Scotland Group PLC (United Kingdom)
5.000% due 10/01/14	200,000	204,537
6.100% due 06/10/23	200,000	189,985
6.125% due 12/15/22	270,000	257,692
7.640% § ±	100,000	90,500
7.648% § ±	50,000	46,250
SL Green Realty Corp REIT 5.000% due 08/15/18	100,000	106,548
SLM Corp
3.875% due 09/10/15	150,000	151,864
5.500% due 01/25/23	100,000	95,643
5.625% due 08/01/33	200,000	167,000
6.250% due 01/25/16	250,000	265,937
8.000% due 03/25/20	150,000	162,938
8.450% due 06/15/18	400,000	446,000
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	175,000	217,875
Speedy Cash Intermediate Holdings Corp 10.750% due 05/15/18 ~	100,000	105,000
Springleaf Finance Corp
5.400% due 12/01/15	100,000	100,250
6.900% due 12/15/17	350,000	345,187
Synovus Financial Corp 5.125% due 06/15/17	50,000	49,375
TransUnion LLC 11.375% due 06/15/18	150,000	166,875
XL Group PLC (Ireland) 6.500% § ±	100,000	98,000

		11,874,219

Health Care - 7.6%

Accellent Inc 10.000% due 11/01/17	100,000	92,500
Alere Inc 6.500% due 06/15/20 ~	100,000	97,375
Apria Healthcare Group Inc 12.375% due 11/01/14	50,000	50,813

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-23

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Bausch & Lomb Inc 9.875% due 11/01/15	$30,000	$30,975
Biomet Inc
6.500% due 08/01/20	100,000	103,562
6.500% due 10/01/20	100,000	100,250
Capella Healthcare Inc 9.250% due 07/01/17	100,000	106,750
Catalent Pharma Solutions Inc 7.875% due 10/15/18 ~	100,000	100,875
Centene Corp 5.750% due 06/01/17	25,000	26,313
CHS/Community Health Systems Inc
5.125% due 08/15/18	150,000	152,625
7.125% due 07/15/20	100,000	103,250
8.000% due 11/15/19	250,000	267,187
ConvaTec Healthcare E SA (Luxembourg) 10.500% due 12/15/18 ~	150,000	164,625
DaVita HealthCare Partners Inc
5.750% due 08/15/22	118,000	118,295
6.625% due 11/01/20	150,000	159,750
DJO Finance LLC 9.875% due 04/15/18	100,000	105,250
Endo Health Solutions Inc 7.000% due 07/15/19	95,000	96,425
Envision Healthcare Corp 8.125% due 06/01/19	100,000	106,750
ExamWorks Group Inc 9.000% due 07/15/19	100,000	108,250
Fresenius Medical Care U.S. Finance I Inc 5.750% due 02/15/21 ~	50,000	52,750
Fresenius Medical Care U.S. Finance II Inc
5.625% due 07/31/19 ~	100,000	104,500
5.875% due 01/31/22 ~	100,000	105,750
Grifols Inc 8.250% due 02/01/18	100,000	108,000
HCA Holdings Inc 7.750% due 05/15/21	250,000	270,625
HCA Inc
4.750% due 05/01/23	150,000	144,000
5.875% due 03/15/22	250,000	257,187
5.875% due 05/01/23	200,000	200,500
6.375% due 01/15/15	150,000	157,500
6.500% due 02/15/16	100,000	108,000
6.500% due 02/15/20	360,000	390,375
7.250% due 09/15/20	150,000	161,437
7.500% due 02/15/22	150,000	166,500
Health Management Associates Inc 7.375% due 01/15/20	100,000	110,125
Health Net Inc 6.375% due 06/01/17	100,000	104,375
HealthSouth Corp 7.750% due 09/15/22	90,000	96,300
Hologic Inc 6.250% due 08/01/20	159,000	165,658
Hospira Inc
6.050% due 03/30/17	100,000	107,066
6.400% due 05/15/15	100,000	105,892
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	101,438
IMS Health Inc 12.500% due 03/01/18 ~	200,000	233,500
inVentiv Health Inc
9.000% due 01/15/18 ~	130,000	136,175
10.750% due 08/15/18 ~	50,000	42,000
Jaguar Holding Co I 9.375% due 10/15/17 ~	50,000	52,500
Kindred Healthcare Inc 8.250% due 06/01/19	100,000	103,000

	Principal Amount	Value
Kinetic Concepts Inc
10.500% due 11/01/18	$100,000	$108,000
12.500% due 11/01/19	100,000	104,000
LifePoint Hospitals Inc 6.625% due 10/01/20	50,000	53,375
Mallinckrodt International Finance SA (Luxembourg)
3.500% due 04/15/18 ~	100,000	98,928
4.750% due 04/15/23 ~	100,000	95,389
MedAssets Inc 8.000% due 11/15/18	50,000	53,250
MultiPlan Inc 9.875% due 09/01/18 ~	25,000	27,313
Omnicare Inc 7.750% due 06/01/20	100,000	110,000
Phibro Animal Health Corp 9.250% due 07/01/18 ~	25,000	27,000
Select Medical Corp 6.375% due 06/01/21 ~	100,000	95,500
Sky Growth Acquisition Corp 7.375% due 10/15/20 ~	100,000	103,000
Tenet Healthcare Corp
4.375% due 10/01/21 ~	167,000	153,431
4.500% due 04/01/21 ~	51,000	47,685
4.750% due 06/01/20 ~	100,000	96,625
6.250% due 11/01/18	140,000	147,875
6.750% due 02/01/20	100,000	97,375
8.000% due 08/01/20	100,000	103,625
United Surgical Partners International Inc 9.000% due 04/01/20	50,000	54,250
Universal Health Services Inc 7.000% due 10/01/18	65,000	68,819
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	105,000
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	270,000	268,312
6.500% due 07/15/16 ~	100,000	103,500
6.750% due 10/01/17 ~	100,000	104,000
7.000% due 10/01/20 ~	10,000	10,250
7.250% due 07/15/22 ~	100,000	102,000
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	150,000	159,750
VPII Escrow Corp (Canada)
6.750% due 08/15/18 ~	42,000	43,103
7.500% due 07/15/21	57,000	59,066
Warner Chilcott Co LLC 7.750% due 09/15/18	100,000	108,500

		8,385,894

Industrials - 12.9%

AAR Corp 7.250% due 01/15/22	100,000	107,750
Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	93,500
ACCO Brands Corp 6.750% due 04/30/20	100,000	101,125
ADS Waste Holdings Inc 8.250% due 10/01/20 ~	100,000	102,500
Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	150,000	155,250
Ahern Rentals Inc 9.500% due 06/15/18 ~	31,000	31,039
Air Canada (Canada) 9.250% due 08/01/15 ~	105,000	110,053
Air Lease Corp 6.125% due 04/01/17	250,000	260,000
Air Medical Group Holdings Inc 9.250% due 11/01/18	90,000	97,650

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-24

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Aircastle Ltd (Bermuda)
6.250% due 12/01/19	$70,000	$73,063
6.750% due 04/15/17	150,000	158,250
Algeco Scotsman Global Finance PLC (United Kingdom)
8.500% due 10/15/18 ~	100,000	100,000
10.750% due 10/15/19 ~	200,000	192,000
Alliant Techsystems Inc 6.875% due 09/15/20	100,000	106,500
American Airlines Inc 13.000% due 08/01/16	57,539	61,279
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	79,000	77,815
APX Group Inc
6.375% due 12/01/19 ~	125,000	119,375
8.750% due 12/01/20 ~	80,000	76,600
Aviation Capital Group Corp
4.625% due 01/31/18 ~	100,000	98,514
6.750% due 04/06/21 ~	150,000	158,141
Avis Budget Car Rental LLC
5.500% due 04/01/23 ~	83,000	80,510
8.250% due 01/15/19	100,000	109,250
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	76,000	79,420
B/E Aerospace Inc
5.250% due 04/01/22	112,000	112,000
6.875% due 10/01/20	75,000	81,375
BC Mountain LLC 7.000% due 02/01/21 ~	100,000	102,250
Belden Inc 5.500% due 09/01/22 ~	80,000	79,000
Bombardier Inc (Canada)
4.250% due 01/15/16 ~	50,000	51,375
6.125% due 01/15/23 ~	200,000	199,500
7.750% due 03/15/20 ~	150,000	167,250
BW Group Ltd (Bermuda) 6.625% due 06/28/17 ~	100,000	100,500
Case New Holland Inc 7.875% due 12/01/17	100,000	113,750
CCS Inc (Canada) 11.000% due 11/15/15 ~	50,000	50,500
Cenveo Corp 8.875% due 02/01/18	100,000	97,000
Ceridian Corp
8.875% due 07/15/19 ~	100,000	111,625
11.250% due 11/15/15	100,000	101,875
CEVA Group PLC (United Kingdom) 8.375% due 12/01/17 ~	100,000	98,500
Clean Harbors Inc
5.125% due 06/01/21	53,000	53,663
5.250% due 08/01/20	54,000	55,080
Colt Defense LLC 8.750% due 11/15/17	25,000	18,750
Covanta Holding Corp 6.375% due 10/01/22	100,000	101,519
CSC Holdings LLC
6.750% due 11/15/21	200,000	216,500
7.625% due 07/15/18	50,000	56,625
Deluxe Corp 7.000% due 03/15/19	100,000	106,000
DH Services SARL (Luxembourg) 7.750% due 12/15/20 ~	100,000	105,000
DigitalGlobe Inc 5.250% due 02/01/21 ~	97,000	93,605
DynCorp International Inc 10.375% due 07/01/17	50,000	50,500
EnergySolutions Inc 10.750% due 08/15/18	25,000	27,063

	Principal Amount	Value
FGI Operating Co LLC 7.875% due 05/01/20 ~	$50,000	$52,000
Florida East Coast Railway Corp 8.125% due 02/01/17	100,000	106,250
FTI Consulting Inc 6.750% due 10/01/20	50,000	52,875
GenCorp Inc 7.125% due 03/15/21 ~	100,000	104,000
General Cable Corp 5.750% due 10/01/22 ~	75,000	74,625
Great Lakes Dredge & Dock Co 7.375% due 02/01/19	100,000	104,125
Griffon Corp 7.125% due 04/01/18	100,000	105,250
H&E Equipment Services Inc 7.000% due 09/01/22	145,000	151,887
HD Supply Inc
7.500% due 07/15/20 ~	102,000	103,530
8.125% due 04/15/19	79,000	86,900
10.500% due 01/15/21	147,000	152,696
11.000% due 04/15/20	100,000	117,000
11.500% due 07/15/20	100,000	116,250
Huntington Ingalls Industries Inc
6.875% due 03/15/18	100,000	107,375
7.125% due 03/15/21	50,000	54,000
Interline Brands Inc 10.000% due 11/15/18	100,000	108,000
International Lease Finance Corp
3.875% due 04/15/18	100,000	94,188
4.625% due 04/15/21	100,000	92,188
4.875% due 04/01/15	100,000	102,000
5.750% due 05/15/16	100,000	103,249
5.875% due 08/15/22	150,000	148,725
6.250% due 05/15/19	250,000	258,125
8.625% due 09/15/15	100,000	109,875
8.750% due 03/15/17	200,000	223,750
Iron Mountain Inc
5.750% due 08/15/24	178,000	167,765
8.375% due 08/15/21	80,000	85,500
Jeld-Wen Escrow Corp 12.250% due 10/15/17 ~	100,000	114,500
JMC Steel Group Inc 8.250% due 03/15/18 ~	50,000	49,125
Kratos Defense & Security Solutions Inc 10.000% due 06/01/17	100,000	107,500
Marquette Transportation Co 10.875% due 01/15/17	25,000	26,875
Masco Corp
4.800% due 06/15/15	100,000	103,000
5.950% due 03/15/22	100,000	105,500
6.125% due 10/03/16	50,000	54,250
7.125% due 03/15/20	100,000	112,000
Meritor Inc 10.625% due 03/15/18	100,000	108,750
Mueller Water Products Inc 8.750% due 09/01/20	40,000	43,800
Navios Maritime Acquisition Corp 8.625% due 11/01/17	100,000	102,750
Navios Maritime Holdings Inc
8.125% due 02/15/19	100,000	95,250
8.875% due 11/01/17	25,000	26,000
Navistar International Corp 8.250% due 11/01/21	203,000	200,462
NES Rentals Holdings Inc 7.875% due 05/01/18 ~	100,000	99,000
Nielsen Finance LLC
4.500% due 10/01/20 ~	50,000	48,250
7.750% due 10/15/18	100,000	108,000
Nortek Inc 8.500% due 04/15/21	100,000	107,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-25

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Oshkosh Corp 8.500% due 03/01/20	$25,000	$27,156
Ply Gem Industries Inc 8.250% due 02/15/18	89,000	95,230
Polypore International Inc 7.500% due 11/15/17	25,000	26,188
RBS Global Inc 8.500% due 05/01/18	125,000	133,437
Rexel SA (France) 5.250% due 06/15/20 ~	200,000	200,500
RR Donnelley & Sons Co
6.125% due 01/15/17	184,000	193,200
7.250% due 05/15/18	75,000	78,000
Safway Group Holding LLC 7.000% due 05/15/18 ~	117,000	114,952
Schaeffler Finance BV (Netherlands)
4.750% due 05/15/21 ~	250,000	238,750
7.750% due 02/15/17 ~	100,000	111,000
Sensata Technologies BV (Netherlands)
4.875% due 10/15/23 ~	100,000	96,750
6.500% due 05/15/19 ~	60,000	64,800
Sequa Corp 7.000% due 12/15/17 ~	62,500	62,188
Severstal Columbus LLC 10.250% due 02/15/18	100,000	104,125
Silver II Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	151,500
Spirit Aerosystems Inc 6.750% due 12/15/20	25,000	26,125
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	104,500
SPX Corp 6.875% due 09/01/17	100,000	108,500
Swift Services Holdings Inc 10.000% due 11/15/18	50,000	55,500
Terex Corp 6.000% due 05/15/21	105,000	105,262
The Hertz Corp
5.875% due 10/15/20	100,000	103,500
6.750% due 04/15/19	200,000	212,500
7.500% due 10/15/18	50,000	53,875
The Manitowoc Co Inc
8.500% due 11/01/20	50,000	54,750
9.500% due 02/15/18	100,000	108,000
Titan International Inc 7.875% due 10/01/17 ~	100,000	105,500
Tomkins LLC 9.000% due 10/01/18	54,000	59,130
TRAC Intermodal LLC 11.000% due 08/15/19 ~	100,000	110,500
TransDigm Inc
5.500% due 10/15/20 ~	100,000	95,000
7.500% due 07/15/21 ~	67,000	67,670
7.750% due 12/15/18	150,000	158,625
Triumph Group Inc 8.625% due 07/15/18	50,000	54,250
UCI International Inc 8.625% due 02/15/19	50,000	51,250
United Airlines Inc 6.750% due 09/15/15 ~	150,000	154,875
United Rentals North America Inc
7.625% due 04/15/22	220,000	239,250
8.250% due 02/01/21	100,000	110,000
8.375% due 09/15/20	100,000	108,750
9.250% due 12/15/19	100,000	110,750
US Airways Group Inc 6.125% due 06/01/18	186,000	176,700
USG Corp
8.375% due 10/15/18 ~	100,000	108,750
9.750% due 01/15/18	100,000	114,000

	Principal Amount	Value
West Corp 7.875% due 01/15/19	$75,000	$78,281
Western Express Inc 12.500% due 04/15/15 ~	25,000	16,625
WireCo WorldGroup Inc 9.500% due 05/15/17	100,000	104,000

		14,149,223

Information Technology - 4.3%

Advanced Micro Devices Inc
7.750% due 08/01/20	100,000	97,750
8.125% due 12/15/17	10,000	10,375
Alcatel-Lucent USA Inc 6.450% due 03/15/29	100,000	76,250
Alliance Data Systems Corp 5.250% due 12/01/17 ~	100,000	103,500
Amkor Technology Inc
6.375% due 10/01/22	100,000	98,750
6.625% due 06/01/21	50,000	49,500
7.375% due 05/01/18	25,000	26,125
Aspect Software Inc 10.625% due 05/15/17	100,000	100,750
Audatex North America Inc
6.000% due 06/15/21 ~	35,000	35,088
6.750% due 06/15/18	100,000	105,500
CDW LLC 8.500% due 04/01/19	200,000	216,000
CommScope Holding Co Inc 6.625% due 06/01/20 ~	90,000	86,400
CommScope Inc 8.250% due 01/15/19 ~	150,000	160,875
CoreLogic Inc 7.250% due 06/01/21	100,000	107,000
EarthLink Inc 8.875% due 05/15/19	100,000	97,750
Emdeon Inc 11.000% due 12/31/19	100,000	113,250
Epicor Software Corp 8.625% due 05/01/19	100,000	103,000
Equinix Inc
4.875% due 04/01/20	76,000	74,860
5.375% due 04/01/23	133,000	131,005
7.000% due 07/15/21	100,000	108,875
Flextronics International Ltd (Singapore)
4.625% due 02/15/20 ~	50,000	48,750
5.000% due 02/15/23 ~	50,000	48,625
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	100,000	95,250
8.050% due 02/01/20	100,000	101,750
9.250% due 04/15/18 ~	100,000	108,250
10.750% due 08/01/20	67,000	74,035
GXS Worldwide Inc 9.750% due 06/15/15	55,000	56,100
IAC/InterActiveCorp 4.750% due 12/15/22 ~	153,000	145,350
iGate Corp 9.000% due 05/01/16	100,000	104,500
Infor U.S. Inc 9.375% due 04/01/19	64,000	69,680
Lender Processing Services Inc 5.750% due 04/15/23	100,000	106,750
NCR Corp
4.625% due 02/15/21	45,000	43,200
5.000% due 07/15/22	113,000	109,610
NeuStar Inc 4.500% due 01/15/23 ~	100,000	95,000
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	97,750
6.625% due 05/15/39	150,000	136,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-26

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Nuance Communications Inc 5.375% due 08/15/20 ~	$120,000	$117,900
NXP BV (Netherlands) 5.750% due 03/15/23 ~	200,000	202,000
Sanmina Corp 7.000% due 05/15/19 ~	50,000	51,750
Seagate HDD (Cayman)
4.750% due 06/01/23 ~	167,000	156,562
7.000% due 11/01/21	100,000	107,500
Seagate Technology HDD Holdings (Cayman) 6.800% due 10/01/16	57,000	63,412
Sophia LP 9.750% due 01/15/19 ~	100,000	107,500
SunGard Data Systems Inc
7.375% due 11/15/18	100,000	106,000
7.625% due 11/15/20	100,000	106,500
VeriSign Inc 4.625% due 05/01/23 ~	100,000	97,500
ViaSat Inc 6.875% due 06/15/20	100,000	106,000
Viasystems Inc 7.875% due 05/01/19 ~	100,000	106,000

		4,671,952

Materials - 10.3%

Ainsworth Lumber Co Ltd (Canada) 7.500% due 12/15/17 ~	100,000	106,500
AK Steel Corp 7.625% due 05/15/20	100,000	86,000
Aleris International Inc 7.625% due 02/15/18	100,000	104,625
ArcelorMittal (Luxembourg)
4.250% due 02/25/15	250,000	252,187
5.000% due 02/25/17	300,000	305,250
6.750% due 02/25/22	200,000	206,000
7.500% due 10/15/39	250,000	240,000
10.350% due 06/01/19	300,000	356,250
Ardagh Packaging Finance PLC (Ireland)
7.000% due 11/15/20 ~	100,000	96,625
7.375% due 10/15/17 ~	150,000	160,875
9.125% due 10/15/20 ~	50,000	53,563
Ashland Inc
3.000% due 03/15/16 ~	76,000	76,760
3.875% due 04/15/18 ~	37,000	36,769
4.750% due 08/15/22 ~	100,000	99,250
Associated Materials LLC 9.125% due 11/01/17	100,000	105,500
Ball Corp
4.000% due 11/15/23	171,000	158,816
5.000% due 03/15/22	100,000	100,000
Barminco Finance Property Ltd (Australia) 9.000% due 06/01/18 ~	100,000	88,500
Berry Plastics Corp 9.750% due 01/15/21	100,000	113,500
BOE Merger Corp 9.500% due 11/01/17 ~	100,000	102,500
Boise Paper Holdings LLC 9.000% due 11/01/17	15,000	15,900
Building Materials Corp of America
6.750% due 05/01/21 ~	100,000	106,500
6.875% due 08/15/18 ~	100,000	106,000
Calcipar SA (Luxembourg) 6.875% due 05/01/18 ~	100,000	103,000
Cascades Inc (Canada) 7.750% due 12/15/17	100,000	104,500
Celanese U.S. Holdings LLC
4.625% due 11/15/22	100,000	99,125
5.875% due 06/15/21	100,000	106,250
6.625% due 10/15/18	5,000	5,313

	Principal Amount	Value
Chemtura Corp 7.875% due 09/01/18	$100,000	$108,750
Clearwater Paper Corp 7.125% due 11/01/18	50,000	53,750
Commercial Metals Co 7.350% due 08/15/18	100,000	108,000
Consolidated Minerals Ltd (United Kingdom) 8.875% due 05/01/16 ~	100,000	97,500
Crown Americas LLC
4.500% due 01/15/23 ~	112,000	106,120
6.250% due 02/01/21	50,000	53,250
Eagle Spinco Inc 4.625% due 02/15/21 ~	47,000	45,296
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	58,200
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	150,000	146,625
6.875% due 02/01/18 ~	100,000	99,125
7.000% due 11/01/15 ~	200,000	203,000
8.250% due 11/01/19 ~	200,000	207,000
FQM Akubra Inc (Canada)
7.500% due 06/01/21 ~	54,000	51,975
8.750% due 06/01/20 ~	179,000	183,922
Graphic Packaging International Inc 7.875% due 10/01/18	5,000	5,425
Greif Inc 7.750% due 08/01/19	100,000	115,000
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	135,937
Hecla Mining Co 6.875% due 05/01/21 ~	100,000	93,250
Hexion U.S. Finance Corp
6.625% due 04/15/20 ~	148,000	148,370
8.875% due 02/01/18	85,000	87,125
9.000% due 11/15/20	100,000	96,000
HudBay Minerals Inc (Canada) 9.500% due 10/01/20	100,000	98,000
Huntsman International LLC
8.625% due 03/15/20	25,000	27,313
8.625% due 03/15/21	100,000	110,250
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	85,000
Ineos Finance PLC (United Kingdom) 8.375% due 02/15/19 ~	200,000	219,250
Koppers Inc 7.875% due 12/01/19	10,000	10,750
Lafarge SA (France) 6.500% due 07/15/16	100,000	109,000
Longview Fibre Paper & Packaging Inc 8.000% due 06/01/16 ~	60,000	62,625
Louisiana-Pacific Corp 7.500% due 06/01/20	100,000	109,500
Midwest Vanadium Property Ltd (Australia) 11.500% due 02/15/18 ~	50,000	37,000
Mirabela Nickel Ltd (Australia) 8.750% due 04/15/18 ~	100,000	80,000
Molycorp Inc 10.000% due 06/01/20	100,000	97,500
Momentive Performance Materials Inc
8.875% due 10/15/20	100,000	105,000
9.000% due 01/15/21	100,000	86,500
10.000% due 10/15/20	100,000	104,500
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	96,250
NOVA Chemicals Corp (Canada) 8.375% due 11/01/16	50,000	53,125
Novelis Inc (Canada) 8.750% due 12/15/20	200,000	215,500
Olin Corp 5.500% due 08/15/22	100,000	101,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-27

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	$70,000	$78,400
Packaging Dynamics Corp 8.750% due 02/01/16 ~	100,000	101,500
Pactiv LLC 7.950% due 12/15/25	100,000	89,500
Polymer Group Inc 7.750% due 02/01/19	100,000	104,500
PolyOne Corp
5.250% due 03/15/23 ~	91,000	90,090
7.375% due 09/15/20	10,000	10,850
PQ Corp 8.750% due 05/01/18 ~	100,000	103,000
Rentech Nitrogen Partners LP 6.500% due 04/15/21 ~	100,000	99,375
Resolute Forest Products Inc 5.875% due 05/15/23 ~	200,000	179,500
Rock Tenn Co 4.000% due 03/01/23	200,000	192,975
Rockwood Specialties Group Inc 4.625% due 10/15/20	98,000	98,858
Ryerson Inc 9.000% due 10/15/17 ~	75,000	76,406
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	200,000	211,750
Sealed Air Corp
5.250% due 04/01/23 ~	100,000	97,500
8.125% due 09/15/19 ~	100,000	112,000
8.375% due 09/15/21 ~	100,000	113,500
Silgan Holdings Inc 5.000% due 04/01/20	100,000	99,500
Steel Dynamics Inc 7.625% due 03/15/20	150,000	160,500
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	93,500
Taminco Global Chemical Corp 9.750% due 03/31/20 ~	150,000	167,812
Tekni-Plex Inc 9.750% due 06/01/19 ~	80,000	85,400
Texas Industries Inc 9.250% due 08/15/20	35,000	37,888
The Scotts Miracle-Gro Co 7.250% due 01/15/18	50,000	52,750
Thompson Creek Metals Co Inc (Canada)
7.375% due 06/01/18	100,000	83,000
9.750% due 12/01/17	100,000	103,625
TPC Group Inc 8.750% due 12/15/20 ~	100,000	102,750
Trinseo Materials Operating SCA (Luxembourg) 8.750% due 02/01/19 ~	121,000	116,160
Tronox Finance LLC 6.375% due 08/15/20 ~	55,000	52,113
United States Steel Corp
7.000% due 02/01/18	100,000	105,000
7.500% due 03/15/22	200,000	197,500
US Coatings Acquisition Inc 7.375% due 05/01/21 ~	150,000	153,562
Verso Paper Holdings LLC
8.750% due 02/01/19	100,000	44,750
11.750% due 01/15/19	100,000	103,500
Vulcan Materials Co
6.400% due 11/30/17	100,000	107,000
7.500% due 06/15/21	80,000	90,000
Walter Energy Inc 9.875% due 12/15/20 ~	68,000	59,500

		11,283,755

	Principal Amount	Value
Telecommunication Services - 8.0%

Altice Finco SA (Luxembourg) 9.875% due 12/15/20 ~	$100,000	$107,500
Avaya Inc
7.000% due 04/01/19 ~	50,000	45,375
10.500% due 03/01/21 ~	250,000	190,625
CenturyLink Inc
5.150% due 06/15/17	100,000	105,750
5.625% due 04/01/20	222,000	225,330
5.800% due 03/15/22	250,000	248,125
7.650% due 03/15/42	100,000	95,500
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	103,500
8.750% due 03/15/18	100,000	100,625
Clearwire Communications LLC 12.000% due 12/01/15 ~	230,000	244,950
Cricket Communications Inc 7.750% due 10/15/20	125,000	120,625
Crown Castle International Corp
5.250% due 01/15/23	100,000	96,375
7.125% due 11/01/19	100,000	107,250
Frontier Communications Corp
8.500% due 04/15/20	300,000	332,250
9.000% due 08/15/31	100,000	99,500
9.250% due 07/01/21	300,000	344,250
GCI Inc 6.750% due 06/01/21	100,000	94,000
Hughes Satellite Systems Corp
6.500% due 06/15/19	105,000	111,825
7.625% due 06/15/21	95,000	101,412
Inmarsat Finance PLC (United Kingdom) 7.375% due 12/01/17 ~	100,000	104,500
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23 ~	280,000	264,600
6.625% due 12/15/22 ~	150,000	146,250
7.250% due 04/01/19	100,000	105,125
7.500% due 04/01/21	200,000	211,000
Intelsat Luxembourg SA (Luxembourg)
6.750% due 06/01/18 ~	100,000	101,250
7.750% due 06/01/21 ~	216,000	218,970
8.125% due 06/01/23 ~	100,000	103,625
Level 3 Communications Inc
8.875% due 06/01/19	100,000	104,375
11.875% due 02/01/19	100,000	113,750
Level 3 Financing Inc
8.125% due 07/01/19	100,000	105,750
8.625% due 07/15/20	200,000	213,750
MetroPCS Wireless Inc
6.250% due 04/01/21 ~	239,000	244,079
6.625% due 04/01/23 ~	143,000	146,039
7.875% due 09/01/18	100,000	107,000
PAETEC Holding Corp 9.875% due 12/01/18	50,000	55,500
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	148,500
Sable International Finance Ltd (Cayman) 8.750% due 02/01/20 ~	100,000	110,500
SBA Telecommunications Inc 5.750% due 07/15/20 ~	133,000	133,831
Sprint Capital Corp
6.875% due 11/15/28	150,000	144,750
8.750% due 03/15/32	200,000	221,000
Sprint Nextel Corp
6.000% due 12/01/16	200,000	211,500
6.000% due 11/15/22	300,000	295,500
7.000% due 03/01/20 ~	200,000	216,500
7.000% due 08/15/20	250,000	265,000
9.000% due 11/15/18 ~	350,000	410,375
9.125% due 03/01/17	100,000	115,500
11.500% due 11/15/21	100,000	133,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-28

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Telesat Canada (Canada) 6.000% due 05/15/17 ~	$133,000	$136,159
tw telecom holdings Inc 5.375% due 10/01/22	100,000	99,750
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	50,000	54,500
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	200,000	208,000
Windstream Corp
7.500% due 04/01/23	100,000	102,000
7.750% due 10/01/21	100,000	104,000
7.875% due 11/01/17	100,000	110,250
8.125% due 09/01/18	200,000	214,000
Zayo Group LLC
8.125% due 01/01/20	23,000	25,070
10.125% due 07/01/20	100,000	111,500

		8,792,015

Utilities - 4.3%

AES Corp 8.000% due 10/15/17	19,000	21,470
Ameren Energy Generating Co 7.000% due 04/15/18	100,000	82,750
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	205,500
AmeriGas Partners LP 6.500% due 05/20/21	48,000	48,720
Atlantic Power Corp (Canada) 9.000% due 11/15/18	100,000	102,000
Calpine Corp
7.250% due 10/15/17 ~	225,000	235,687
7.500% due 02/15/21 ~	225,000	241,312
DPL Inc
6.500% due 10/15/16	100,000	105,000
7.250% due 10/15/21	100,000	104,000
Dynegy Inc 5.875% due 06/01/23 ~	100,000	91,250
EDP Finance BV (Netherlands) 4.900% due 10/01/19 ~	250,000	246,875
Energy Future Intermediate Holding Co LLC
6.875% due 08/15/17 ~	100,000	102,000
10.000% due 12/01/20	146,000	160,600
10.000% due 12/01/20 ~	150,000	164,625
11.250% due 12/01/18 ~	158,983	135,136
12.250% due 03/01/22 ~	200,000	222,000
Ferrellgas LP 6.500% due 05/01/21	100,000	100,750
GenOn Energy Inc
9.500% due 10/15/18	145,000	161,675
9.875% due 10/15/20	100,000	110,500
InterGen NV (Netherlands) 9.000% due 06/30/17 ~	150,000	154,834
NRG Energy Inc
6.625% due 03/15/23 ~	100,000	100,500
7.625% due 01/15/18	100,000	107,500
7.875% due 05/15/21	200,000	214,500
8.250% due 09/01/20	100,000	108,250
Puget Energy Inc
5.625% due 07/15/22	100,000	106,334
6.500% due 12/15/20	100,000	112,118
Suburban Propane Partners LP
7.375% due 08/01/21	100,000	104,500
7.500% due 10/01/18	47,000	49,585
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	500,000	50,000
11.500% due 10/01/20 ~	200,000	150,500
The AES Corp
4.875% due 05/15/23	102,000	95,370
7.375% due 07/01/21	100,000	110,250

	Principal Amount	Value
Wind Acquisition Finance SA (Luxembourg)
6.500% due 04/30/20 ~	$200,000	$199,500
7.250% due 02/15/18 ~	100,000	101,250
11.750% due 07/15/17 ~	190,000	198,550
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	126,843	128,429

		4,733,820

Total Corporate Bonds & Notes (Cost $106,869,801)		107,238,575

	Shares

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

Federated Prime Obligations Fund	2,702,976	2,702,976

Total Short-Term Investment (Cost $2,702,976)		2,702,976

TOTAL INVESTMENTS - 100.2% (Cost $109,572,777)		109,941,551

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(269,435)

NET ASSETS - 100.0%		$109,672,116

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Consumer Discretionary	19.8%
Energy	14.6%
Industrials	12.9%
Financials	10.8%
Materials	10.3%
Telecommunication Services	8.0%
Health Care	7.6%
Consumer Staples	5.2%
Utilities	4.3%
Information Technology	4.3%
Others (each less than 3.0%)	2.4%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	As of June 30, 2013, the portfolio's Standard & Poor's quality ratings as a percentage of total fixed income investments were as follows:

BBB	5.1%
BB	38.5%
B	41.2%
CCC	13.7%
CC	0.3%
D	0.1%
Not Rated	1.1%

100.0%

(c)	Investments with a total aggregate value of $95,500 or less than 0.1% of the portfolio’s net assets were in default as of June 30, 2013.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-29

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$107,238,575	$-	$107,238,575	$-
	Short-Term Investment	2,702,976	2,702,976	-	-

	Total	$109,941,551	$2,702,976	$107,238,575	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-30

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%

Consumer Discretionary - 19.0%

Aaron's Inc	294	$8,235
Abercrombie & Fitch Co 'A'	235	10,634
Advance Auto Parts Inc	1,872	151,950
Allison Transmission Holdings Inc	121	2,793
Amazon.com Inc *	9,433	2,619,450
AMC Networks Inc 'A' *	1,549	101,320
American Eagle Outfitters Inc	3,183	58,122
Ascena Retail Group Inc *	471	8,219
AutoNation Inc *	1,304	56,581
AutoZone Inc *	911	385,982
Bally Technologies Inc *	991	55,912
Bed Bath & Beyond Inc *	5,608	397,607
Best Buy Co Inc	1,871	51,134
Big Lots Inc *	396	12,486
BorgWarner Inc *	2,965	255,435
Brinker International Inc	1,810	71,368
Burger King Worldwide Inc	2,575	50,238
Cabela's Inc *	1,220	79,007
Cablevision Systems Corp 'A'	5,000	84,100
CarMax Inc *	5,762	265,974
Carter's Inc	1,520	112,586
CBS Corp 'B'	14,420	704,705
Charter Communications Inc 'A' *	1,698	210,297
Chico's FAS Inc	3,896	66,466
Chipotle Mexican Grill Inc *	793	288,930
Choice Hotels International Inc	50	1,985
Cinemark Holdings Inc	2,958	82,587
Clear Channel Outdoor Holdings Inc 'A' *	1,087	8,109
Coach Inc	7,209	411,562
Comcast Corp 'A'	62,205	2,605,145
Darden Restaurants Inc	2,175	109,794
Deckers Outdoor Corp *	388	19,598
Delphi Automotive PLC (United Kingdom)	8,021	406,584
Dick's Sporting Goods Inc	2,535	126,902
Dillard's Inc 'A'	466	38,198
DIRECTV *	13,395	825,400
Discovery Communications Inc 'A' *	6,278	484,724
DISH Network Corp 'A'	5,350	227,482
Dollar General Corp *	8,395	423,360
Dollar Tree Inc *	5,743	291,974
Domino's Pizza Inc	1,443	83,910
DSW Inc 'A'	836	61,421
Dunkin' Brands Group Inc	2,735	117,113
Expedia Inc	2,735	164,510
Family Dollar Stores Inc	2,470	153,906
Foot Locker Inc	454	15,949
Ford Motor Co	34,764	537,799
Fossil Group Inc *	1,319	136,266
Gentex Corp	2,118	48,820
Genuine Parts Co	3,757	293,309
GNC Holdings Inc 'A'	2,523	111,542
Groupon Inc *	10,772	91,562
H&R Block Inc	6,987	193,889
Hanesbrands Inc	2,528	129,990
Harley-Davidson Inc	5,751	315,270
Hasbro Inc	2,506	112,344
HomeAway Inc *	1,449	46,861
International Game Technology	6,681	111,640
Jarden Corp *	2,887	126,306
L Brands Inc	6,158	303,281
Lamar Advertising Co 'A' *	2,022	87,755
Las Vegas Sands Corp	10,029	530,835
Lear Corp	268	16,203
Liberty Global PLC 'A' * (United Kingdom)	8,097	599,826
Liberty Interactive Corp 'A' *	1,101	25,334
Liberty Ventures 'A' *	944	80,249

	Shares	Value
Lions Gate Entertainment Corp * (Canada)	2,072	$56,918
LKQ Corp *	7,661	197,271
Lowe's Cos Inc	27,927	1,142,214
Macy's Inc	7,629	366,192
Marriott International Inc 'A'	5,276	212,992
Mattel Inc	8,862	401,537
McDonald's Corp	25,722	2,546,478
Michael Kors Holdings Ltd * (United Kingdom)	5,170	320,643
Morningstar Inc	530	41,117
Netflix Inc *	1,289	272,095
Newell Rubbermaid Inc	4,286	112,508
News Corp 'A'	37,577	1,225,010
Nike Inc 'B'	18,173	1,157,257
Nordstrom Inc	3,721	223,037
Norwegian Cruise Line Holdings Ltd * (Bermuda)	651	19,732
NVR Inc *	107	98,654
O'Reilly Automotive Inc *	2,834	319,165
Omnicom Group Inc	6,634	417,080
Pandora Media Inc *	3,315	60,996
Panera Bread Co 'A' *	721	134,063
PetSmart Inc	2,651	177,590
Polaris Industries Inc	1,662	157,890
priceline.com Inc *	1,324	1,095,120
PulteGroup Inc *	9,942	188,600
PVH Corp	1,842	230,342
Ralph Lauren Corp	1,539	267,386
Regal Entertainment Group 'A'	463	8,288
Ross Stores Inc	5,639	365,464
Sally Beauty Holdings Inc *	4,356	135,472
Scripps Networks Interactive Inc 'A'	2,814	187,863
SeaWorld Entertainment Inc	782	27,448
Service Corp International	4,242	76,483
Signet Jewelers Ltd (NYSE) (Bermuda)	181	12,205
Sirius XM Radio Inc	37,352	125,129
Six Flags Entertainment Corp	1,695	59,596
Starbucks Corp	19,209	1,257,997
Starwood Hotels & Resorts Worldwide Inc	2,121	134,026
Starz-Liberty Capital 'A' *	2,640	58,344
Target Corp	12,908	888,845
Taylor Morrison Home Corp 'A' *	717	17,480
Tempur-Pedic International Inc *	1,533	67,299
Tesla Motors Inc *	2,145	230,437
The Gap Inc	7,163	298,912
The Goodyear Tire & Rubber Co *	6,303	96,373
The Home Depot Inc	37,479	2,903,498
The Interpublic Group of Cos Inc	5,001	72,765
The Madison Square Garden Co 'A' *	1,569	92,963
The TJX Cos Inc	18,467	924,458
The Walt Disney Co	10,258	647,793
Thor Industries Inc	1,133	55,721
Tiffany & Co	2,864	208,614
Time Warner Cable Inc	7,465	839,663
Tractor Supply Co	1,790	210,522
TripAdvisor Inc *	2,875	175,001
Tupperware Brands Corp	1,357	105,425
Ulta Salon Cosmetics & Fragrance Inc *	1,634	163,661
Under Armour Inc 'A' *	2,148	128,257
Urban Outfitters Inc *	2,762	111,088
VF Corp	2,246	433,613
Viacom Inc 'B'	12,441	846,610
Visteon Corp *	1,277	80,604
Weight Watchers International Inc	377	17,342
Whirlpool Corp	142	16,239
Williams-Sonoma Inc	2,507	140,116
Wyndham Worldwide Corp	3,486	199,504
Wynn Resorts Ltd	2,068	264,704
Yum! Brands Inc	11,541	800,253

		41,596,787

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-31

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Consumer Staples - 12.7%

Altria Group Inc	51,535	$1,803,210
Archer-Daniels-Midland Co	1,285	43,574
Avon Products Inc	11,112	233,685
Brown-Forman Corp 'B'	3,880	262,094
Campbell Soup Co	2,966	132,847
Church & Dwight Co Inc	3,546	218,824
Coca-Cola Enterprises Inc	7,031	247,210
Colgate-Palmolive Co	23,931	1,371,007
ConAgra Foods Inc	9,892	345,528
Constellation Brands Inc 'A' *	3,713	193,522
Costco Wholesale Corp	11,196	1,237,942
CVS Caremark Corp	3,613	206,591
Dr Pepper Snapple Group Inc	5,235	240,444
Flowers Foods Inc	4,388	96,744
General Mills Inc	16,540	802,686
Green Mountain Coffee Roasters Inc *	3,828	287,330
Herbalife Ltd (Cayman)	2,187	98,721
Hillshire Brands Co	3,158	104,467
Hormel Foods Corp	3,440	132,715
Ingredion Inc	242	15,880
Kellogg Co	6,145	394,693
Kimberly-Clark Corp	8,249	801,308
Kraft Foods Group Inc	15,252	852,129
Lorillard Inc	9,692	423,347
McCormick & Co Inc	3,384	238,098
Mead Johnson Nutrition Co	5,195	411,600
Monster Beverage Corp *	3,443	209,231
Nu Skin Enterprises Inc 'A'	1,499	91,619
PepsiCo Inc	39,675	3,245,018
Philip Morris International Inc	41,961	3,634,662
Pinnacle Foods Inc	494	11,930
Reynolds American Inc	6,121	296,073
Safeway Inc	482	11,404
Sysco Corp	5,268	179,955
The Clorox Co	2,824	234,787
The Coca-Cola Co	98,132	3,936,074
The Estee Lauder Cos Inc 'A'	5,942	390,805
The Fresh Market Inc *	1,054	52,405
The Hershey Co	3,849	343,639
The J.M. Smucker Co	361	37,237
The Kroger Co	13,343	460,867
Wal-Mart Stores Inc	27,392	2,040,430
Walgreen Co	18,305	809,081
WhiteWave Foods Co 'A' *	3,556	57,785
Whole Foods Market Inc	9,516	489,884

		27,729,082

Energy - 4.3%

Anadarko Petroleum Corp	708	60,838
Atwood Oceanics Inc *	273	14,210
Baker Hughes Inc	714	32,937
Cabot Oil & Gas Corp	5,407	384,005
Cameron International Corp *	4,009	245,190
Cheniere Energy Inc *	6,192	171,890
Cobalt International Energy Inc *	6,479	172,147
Concho Resources Inc *	2,687	224,956
Continental Resources Inc *	1,096	94,322
CVR Energy Inc	401	19,007
Dresser-Rand Group Inc *	1,954	117,201
Dril-Quip Inc *	1,041	93,992
EOG Resources Inc	6,534	860,397
EQT Corp	3,532	280,335
FMC Technologies Inc *	6,085	338,813
Gulfport Energy Corp *	1,618	76,159
Halliburton Co	23,913	997,650
Kinder Morgan Inc	15,565	593,805
Kosmos Energy Ltd * (Bermuda)	2,594	26,355
Laredo Petroleum Holdings Inc *	883	18,154

	Shares	Value
Noble Energy Inc	1,168	$70,127
Oasis Petroleum Inc *	2,401	93,327
Oceaneering International Inc	2,776	200,427
Pioneer Natural Resources Co	2,586	374,323
QEP Resources Inc	465	12,918
Range Resources Corp	4,184	323,507
RPC Inc	1,298	17,925
Schlumberger Ltd (Netherlands)	34,109	2,444,251
Seadrill Ltd (NYSE) (Bermuda)	9,067	369,390
SM Energy Co	1,700	101,966
Southwestern Energy Co *	9,019	329,464
The Williams Cos Inc	9,616	312,232
Whiting Petroleum Corp *	242	11,154
World Fuel Services Corp	352	14,073

		9,497,447

Financials - 5.3%

Affiliated Managers Group Inc *	1,353	221,811
Allied World Assurance Co Holdings AG (Switzerland)	294	26,904
American Express Co	24,309	1,817,341
American Financial Group Inc	271	13,255
American Tower Corp REIT	10,147	742,456
Ameriprise Financial Inc	1,649	133,371
Aon PLC (United Kingdom)	6,115	393,500
Apartment Investment & Management Co 'A' REIT	2,055	61,732
Arch Capital Group Ltd * (Bermuda)	215	11,053
Arthur J. Gallagher & Co	3,252	142,080
Artisan Partners Asset Management Inc *	136	6,788
AXIS Capital Holdings Ltd (Bermuda)	780	35,708
BlackRock Inc	1,183	303,854
Boston Properties Inc REIT	370	39,024
Brown & Brown Inc	1,385	44,652
CBL & Associates Properties Inc REIT	1,369	29,324
CBOE Holdings Inc	2,239	104,427
CBRE Group Inc 'A' *	7,159	167,234
Corrections Corp of America REIT	1,871	63,371
Digital Realty Trust Inc REIT	2,590	157,990
Eaton Vance Corp	3,063	115,138
Endurance Specialty Holdings Ltd (Bermuda)	377	19,397
Equity Lifestyle Properties Inc REIT	773	60,750
Erie Indemnity Co 'A'	637	50,763
Extra Space Storage Inc REIT	228	9,560
Federal Realty Investment Trust REIT	1,100	114,048
Federated Investors Inc 'B'	1,754	48,077
Franklin Resources Inc	3,513	477,838
IntercontinentalExchange Inc *	1,867	331,878
Lazard Ltd 'A' (Bermuda)	3,287	105,677
Leucadia National Corp	1,025	26,876
Loews Corp	630	27,972
LPL Financial Holdings Inc	1,128	42,593
Marsh & McLennan Cos Inc	9,448	377,164
McGraw Hill Financial Inc	3,319	176,538
Moody's Corp	4,989	303,980
MSCI Inc *	1,298	43,184
Nationstar Mortgage Holdings Inc *	550	20,592
Ocwen Financial Corp *	2,659	109,604
Omega Healthcare Investors Inc REIT	2,980	92,440
Plum Creek Timber Co Inc REIT	4,178	194,987
Prudential Financial Inc	4,571	333,820
Public Storage REIT	3,424	525,002
Rayonier Inc REIT	3,233	179,076
Realogy Holdings Corp *	2,749	132,062
Regency Centers Corp REIT	985	50,048
SEI Investments Co	3,499	99,477
Senior Housing Properties Trust REIT	352	9,127
Signature Bank *	118	9,796
Simon Property Group Inc REIT	5,942	938,361

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-32

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
T. Rowe Price Group Inc	6,654	$486,740
Tanger Factory Outlet Centers Inc REIT	2,422	81,040
Taubman Centers Inc REIT	299	22,470
The Charles Schwab Corp	3,831	81,332
The Chubb Corp	951	80,502
The Hanover Insurance Group Inc	323	15,804
The Progressive Corp	12,442	316,276
The St. Joe Co *	145	3,052
The Travelers Cos Inc	2,607	208,351
Validus Holdings Ltd (Bermuda)	230	8,308
Ventas Inc REIT	3,392	235,608
Vornado Realty Trust REIT	930	77,051
Waddell & Reed Financial Inc 'A'	2,205	95,917
Weyerhaeuser Co REIT	14,051	400,313

		11,654,464

Health Care - 11.4%

AbbVie Inc ‡	40,633	1,679,768
Actavis Inc *	3,412	430,663
Aetna Inc	2,581	163,997
Agilent Technologies Inc	1,042	44,556
Alexion Pharmaceuticals Inc *	5,007	461,846
Alkermes PLC * (Ireland)	3,243	93,009
Allergan Inc	7,605	640,645
AmerisourceBergen Corp	5,924	330,737
Amgen Inc	19,242	1,898,416
ARIAD Pharmaceuticals Inc *	4,738	82,868
Baxter International Inc	13,905	963,199
Becton Dickinson & Co	4,984	492,569
Biogen Idec Inc *	6,090	1,310,568
BioMarin Pharmaceutical Inc *	3,567	199,003
Bristol-Myers Squibb Co	36,284	1,621,532
Brookdale Senior Living Inc *	2,550	67,422
Bruker Corp *	2,808	45,349
C.R. Bard Inc	2,065	224,424
Catamaran Corp (NASDAQ) * (Canada)	5,283	257,388
Celgene Corp *	10,702	1,251,171
Cerner Corp *	3,804	365,526
Charles River Laboratories International Inc *	567	23,264
CIGNA Corp	425	30,808
Community Health Systems Inc	189	8,860
Covance Inc *	1,434	109,185
Cubist Pharmaceuticals Inc *	1,673	80,806
DaVita HealthCare Partners Inc *	2,363	285,450
DENTSPLY International Inc	1,026	42,025
Edwards Lifesciences Corp *	2,898	194,746
Eli Lilly & Co	5,570	273,598
Endo Health Solutions Inc *	2,880	105,955
Express Scripts Holding Co *	18,332	1,130,901
Gilead Sciences Inc *	39,135	2,004,103
HCA Holdings Inc	501	18,066
Health Management Associates Inc 'A' *	6,654	104,601
Henry Schein Inc *	2,236	214,097
Hologic Inc *	2,025	39,083
IDEXX Laboratories Inc *	1,388	124,615
Illumina Inc *	3,191	238,814
Incyte Corp Ltd *	2,672	58,784
Intuitive Surgical Inc *	1,030	521,777
Jazz Pharmaceuticals PLC * (Ireland)	1,331	91,480
Johnson & Johnson	9,296	798,155
Laboratory Corp of America Holdings *	2,383	238,538
Life Technologies Corp *	2,874	212,705
McKesson Corp	5,814	665,703
Medivation Inc *	1,924	94,661
MEDNAX Inc *	835	76,469
Mettler-Toledo International Inc *	774	155,729
Mylan Inc *	9,778	303,411
Myriad Genetics Inc *	2,044	54,922
Onyx Pharmaceuticals Inc *	1,866	231,253
Patterson Cos Inc	2,008	75,501

	Shares	Value
Perrigo Co	2,413	$291,973
Pharmacyclics Inc *	1,500	119,205
Quest Diagnostics Inc	268	16,249
Quintiles Transnational Holdings Inc *	314	13,364
Regeneron Pharmaceuticals Inc *	2,055	462,128
ResMed Inc	3,655	164,950
Salix Pharmaceuticals Ltd *	1,573	104,054
Seattle Genetics Inc *	2,576	81,041
Sirona Dental Systems Inc *	1,410	92,891
St. Jude Medical Inc	4,624	210,993
Stryker Corp	4,956	320,554
Techne Corp	439	30,326
Tenet Healthcare Corp *	2,656	122,442
The Cooper Cos Inc	919	109,407
Theravance Inc *	1,873	72,167
United Therapeutics Corp *	1,193	78,523
Universal Health Services Inc 'B'	1,567	104,926
Varian Medical Systems Inc *	2,782	187,646
Vertex Pharmaceuticals Inc *	5,680	453,662
Warner Chilcott PLC 'A' (Ireland)	6,007	119,419
Waters Corp *	2,198	219,910
Zimmer Holdings Inc	242	18,135
Zoetis Inc	12,827	396,226

		25,022,912

Industrials - 11.5%

3M Co	14,981	1,638,172
A.O. Smith Corp	849	30,802
AECOM Technology Corp *	254	8,075
Alaska Air Group Inc *	1,665	86,580
AMERCO	103	16,676
AMETEK Inc	6,248	264,290
Armstrong World Industries Inc *	706	33,740
Avery Dennison Corp	810	34,636
Avis Budget Group Inc *	2,764	79,465
B/E Aerospace Inc *	2,371	149,563
C.H. Robinson Worldwide Inc	4,119	231,941
Carlisle Cos Inc	83	5,172
Caterpillar Inc	3,054	251,924
Chicago Bridge & Iron Co NV (Netherlands)	2,581	153,982
Cintas Corp	743	33,836
Clean Harbors Inc *	1,553	78,473
Colfax Corp *	2,197	114,486
Con-way Inc	529	20,610
Copa Holdings SA 'A' (Panama)	853	111,845
Copart Inc *	2,866	88,273
Crane Co	1,149	68,848
CSX Corp	13,084	303,418
Cummins Inc	3,992	432,972
Danaher Corp	3,118	197,369
Deere & Co	9,956	808,925
Delta Air Lines Inc *	10,063	188,279
Donaldson Co Inc	3,472	123,812
Dover Corp	3,240	251,618
Emerson Electric Co	13,796	752,434
Equifax Inc	3,093	182,270
Expeditors International of Washington Inc	5,301	201,491
Fastenal Co	7,611	348,964
Flowserve Corp	3,669	198,163
Fluor Corp	2,503	148,453
Fortune Brands Home & Security Inc	3,722	144,190
Genesee & Wyoming Inc 'A' *	486	41,232
Graco Inc	1,572	99,366
Harsco Corp	143	3,316
Hertz Global Holdings Inc *	8,886	220,373
Hexcel Corp *	2,572	87,577
Honeywell International Inc	20,186	1,601,557
Hubbell Inc 'B'	1,104	109,296
Huntington Ingalls Industries Inc	1,287	72,690
IDEX Corp	1,966	105,790

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-33

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
IHS Inc 'A' *	1,687	$176,089
Illinois Tool Works Inc	3,605	249,358
Ingersoll-Rand PLC (Ireland)	5,460	303,139
Iron Mountain Inc	3,934	104,684
ITT Corp	2,307	67,849
JB Hunt Transport Services Inc	2,346	169,475
Kansas City Southern	2,827	299,549
KAR Auction Services Inc	729	16,672
Kirby Corp *	861	68,484
Landstar System Inc	1,195	61,543
Lennox International Inc	1,293	83,450
Lincoln Electric Holdings Inc	2,131	122,042
Lockheed Martin Corp	6,661	722,452
Masco Corp	9,156	178,450
MRC Global Inc *	914	25,245
MSC Industrial Direct Co Inc 'A'	1,208	93,572
Navistar International Corp *	189	5,247
Nielsen Holdings NV (Netherlands)	828	27,813
Nordson Corp	1,648	114,223
Norfolk Southern Corp	1,463	106,287
Old Dominion Freight Line Inc *	1,821	75,790
PACCAR Inc	1,171	62,836
Pall Corp	2,855	189,658
Pitney Bowes Inc	2,243	32,927
Precision Castparts Corp	3,754	848,442
Quanta Services Inc *	1,126	29,794
Robert Half International Inc	3,580	118,963
Rockwell Automation Inc	3,583	297,891
Rockwell Collins Inc	3,101	196,634
Rollins Inc	1,617	41,880
Roper Industries Inc	2,540	315,519
RR Donnelley & Sons Co	2,524	35,361
Snap-on Inc	169	15,105
Solarcity Corp *	553	20,887
Southwest Airlines Co	2,038	26,270
Spirit AeroSystems Holdings Inc 'A' *	398	8,549
Stanley Black & Decker Inc	366	28,292
Stericycle Inc *	2,214	244,492
The Babcock & Wilcox Co	1,986	59,640
The Boeing Co	19,465	1,993,995
The Dun & Bradstreet Corp	949	92,480
The Manitowoc Co Inc	3,425	61,342
The Toro Co	1,484	67,388
TransDigm Group Inc	1,344	210,699
Triumph Group Inc	269	21,291
Union Pacific Corp	11,976	1,847,657
United Continental Holdings Inc *	8,568	268,093
United Parcel Service Inc 'B'	18,584	1,607,144
United Rentals Inc *	2,418	120,682
United Technologies Corp	22,100	2,053,974
Valmont Industries Inc	686	98,160
Verisk Analytics Inc 'A' *	3,883	231,815
W.W. Grainger Inc	1,513	381,548
WABCO Holdings Inc *	1,498	111,886
Wabtec Corp	2,468	131,865
Waste Connections Inc	2,989	122,967
Waste Management Inc	959	38,676
Xylem Inc	290	7,813

		25,238,972

Information Technology - 25.0%

3D Systems Corp *	2,581	113,306
Accenture PLC 'A' (Ireland)	16,488	1,186,476
Adobe Systems Inc *	5,022	228,802
Advanced Micro Devices Inc *	15,546	63,428
Akamai Technologies Inc *	4,559	193,985
Alliance Data Systems Corp *	1,262	228,460
Altera Corp	2,834	93,494
Amphenol Corp 'A'	4,100	319,554
Analog Devices Inc	3,416	153,925

	Shares	Value
ANSYS Inc *	2,391	$174,782
Apple Inc	18,230	7,220,538
Applied Materials Inc	20,378	303,836
Atmel Corp *	10,998	80,835
Autodesk Inc *	4,571	155,140
Automatic Data Processing Inc	12,449	857,238
Avago Technologies Ltd (Singapore)	5,783	216,169
BMC Software Inc *	3,694	166,747
Booz Allen Hamilton Holding Corp	743	12,913
Broadcom Corp 'A'	6,402	216,132
Broadridge Financial Solutions Inc	3,110	82,664
Cadence Design Systems Inc *	7,260	105,125
Citrix Systems Inc *	4,801	289,644
Cognizant Technology Solutions Corp 'A' *	7,738	484,476
Concur Technologies Inc *	1,197	97,412
Cree Inc *	3,026	193,240
Dolby Laboratories Inc 'A'	461	15,420
DST Systems Inc	712	46,515
eBay Inc *	33,297	1,722,121
Electronic Arts Inc *	5,963	136,970
EMC Corp	26,950	636,559
Equinix Inc *	1,266	233,856
F5 Networks Inc *	2,022	139,114
Facebook Inc 'A' *	43,711	1,086,655
FactSet Research Systems Inc	1,128	114,988
Fidelity National Information Services Inc	745	31,916
Fiserv Inc *	3,417	298,680
FleetCor Technologies Inc *	1,742	141,625
FLIR Systems Inc	2,537	68,423
Fortinet Inc *	3,473	60,778
Freescale Semiconductor Ltd * (Bermuda)	650	8,808
Gartner Inc *	2,405	137,061
Genpact Ltd (Bermuda)	4,312	82,963
Global Payments Inc	1,956	90,602
Google Inc 'A' *	6,919	6,091,280
Harris Corp	489	24,083
IAC/InterActiveCorp	1,916	91,125
Informatica Corp *	2,773	97,000
Intel Corp	8,290	200,784
International Business Machines Corp	26,709	5,104,357
Intuit Inc	7,618	464,927
IPG Photonics Corp	846	51,378
Jack Henry & Associates Inc	2,209	104,110
JDS Uniphase Corp *	4,571	65,731
Juniper Networks Inc *	2,403	46,402
Lam Research Corp *	977	43,320
Lender Processing Services Inc	1,882	60,883
Linear Technology Corp	5,984	220,451
LinkedIn Corp 'A' *	2,321	413,834
LSI Corp *	1,635	11,674
MasterCard Inc 'A'	2,999	1,722,925
Maxim Integrated Products Inc	7,468	207,461
Microchip Technology Inc	5,058	188,410
MICROS Systems Inc *	301	12,988
Microsoft Corp	214,259	7,398,363
Motorola Solutions Inc	5,876	339,221
National Instruments Corp	2,488	69,515
NCR Corp *	4,214	139,020
NetApp Inc *	9,247	349,352
NetSuite Inc *	886	81,282
NeuStar Inc 'A' *	1,669	81,247
ON Semiconductor Corp *	10,987	88,775
Oracle Corp	91,091	2,798,316
Palo Alto Networks Inc *	855	36,047
Paychex Inc	7,512	274,338
QUALCOMM Inc	44,330	2,707,676
Rackspace Hosting Inc *	2,898	109,805
Red Hat Inc *	4,864	232,596
Riverbed Technology Inc *	3,962	61,649
Rovi Corp *	310	7,080

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-34

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
salesforce.com inc *	15,136	$577,892
SanDisk Corp *	2,835	173,218
ServiceNow Inc *	2,026	81,830
Silicon Laboratories Inc *	944	39,091
Skyworks Solutions Inc *	4,076	89,224
SolarWinds Inc *	1,689	65,550
Solera Holdings Inc	1,768	98,389
Splunk Inc *	2,633	122,066
Stratasys Ltd * (Israel)	450	37,683
Symantec Corp	13,012	292,380
Tableau Software Inc ‘A’ *	242	13,412
Teradata Corp *	4,192	210,564
Texas Instruments Inc	28,457	992,296
The Western Union Co	14,293	244,553
TIBCO Software Inc *	4,210	90,094
Total System Services Inc	3,253	79,633
Trimble Navigation Ltd *	6,563	170,704
Vantiv Inc 'A' *	2,244	61,934
VeriSign Inc *	3,658	163,366
Visa Inc 'A'	13,404	2,449,581
VMware Inc 'A' *	2,194	146,976
Workday Inc 'A' *	950	60,885
Xilinx Inc	6,770	268,160
Zebra Technologies Corp 'A' *	116	5,039

		54,823,300

Materials - 4.3%

Airgas Inc	1,680	160,373
Albemarle Corp	856	53,320
AptarGroup Inc	1,200	66,252
Ball Corp	3,817	158,558
Bemis Co Inc	1,159	45,363
Celanese Corp 'A'	4,096	183,501
Compass Minerals International Inc	854	72,189
Crown Holdings Inc *	3,148	129,477
E.I. du Pont de Nemours & Co	23,616	1,239,840
Eagle Materials Inc	1,270	84,163
Eastman Chemical Co	3,973	278,150
Ecolab Inc	6,728	573,158
FMC Corp	3,493	213,283
Greif Inc 'A'	161	8,480
International Flavors & Fragrances Inc	2,091	157,160
International Paper Co	9,815	434,903
LyondellBasell Industries NV 'A' (Netherlands)	10,415	690,098
Martin Marietta Materials Inc	1,182	116,332
Monsanto Co	13,696	1,353,165
NewMarket Corp	243	63,802
Owens-Illinois Inc *	2,482	68,975
Packaging Corp of America	2,516	123,183
PPG Industries Inc	3,330	487,545
Praxair Inc	7,588	873,834
Rock Tenn Co 'A'	1,329	132,741
Rockwood Holdings Inc	1,447	92,651
Royal Gold Inc	418	17,589
RPM International Inc	3,182	101,633
Sealed Air Corp	5,025	120,349
Sigma-Aldrich Corp	2,914	234,169
Silgan Holdings Inc	1,130	53,065
Southern Copper Corp	4,050	111,861
Tahoe Resources Inc (NYSE) * (Canada)	279	3,948
The Dow Chemical Co	4,066	130,803
The Scotts Miracle-Gro Co 'A'	1,102	53,238
The Sherwin-Williams Co	2,272	401,235
The Valspar Corp	2,286	147,836
Westlake Chemical Corp	450	43,384
WR Grace & Co *	1,697	142,616

		9,422,222

	Shares	Value
Telecommunication Services - 2.2%

Clearwire Corp 'A' *	12,717	$63,331
Crown Castle International Corp *	7,537	545,603
Intelsat SA * (Luxembourg)	35	700
Level 3 Communications Inc *	1,395	29,407
SBA Communications Corp 'A' *	3,263	241,853
Sprint Nextel Corp *	11,329	79,530
tw telecom Inc *	3,857	108,536
Verizon Communications Inc	73,403	3,695,107
Windstream Corp	14,372	110,808

		4,874,875

Utilities - 0.2%

Aqua America Inc	3,163	98,970
Calpine Corp *	1,165	24,733
ITC Holdings Corp	1,343	122,616
ONEOK Inc	4,971	205,352
Questar Corp	579	13,809

		465,480

Total Common Stocks (Cost $175,432,868)		210,325,541

EXCHANGE-TRADED FUND - 0.1%

iShares Russell 1000 Growth Index Fund	2,389	173,776

Total Exchange-Traded Fund (Cost $160,689)		173,776

	Principal Amount

SHORT-TERM INVESTMENT - 4.0%

Repurchase Agreement - 4.0%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $8,811,234; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $8,991,963)	$8,811,227	8,811,227

Total Short-Term Investment (Cost $8,811,227)		8,811,227

TOTAL INVESTMENTS - 100.0% (Cost $184,404,784)		219,310,544

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(103,876)

NET ASSETS - 100.0%		$219,206,668

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	25.0%
Consumer Discretionary	19.0%
Consumer Staples	12.7%
Industrials	11.5%
Health Care	11.4%
Financials	5.3%
Energy	4.3%
Materials	4.3%
Short-Term Investment	4.0%
Others (each less than 3.0%)	2.5%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-35

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2013, investments with a total aggregate value of $796,208 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Depreciation
NASDAQ 100 E-Mini (09/13)	GSC	36	$2,121,978	($33,078)
S&P 500 E-Mini (09/13)	GSC	83	6,723,924	(86,829)

Total Futures Contracts				($119,907)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$41,596,787	$41,596,787	$-	$-
	Consumer Staples	27,729,082	27,729,082	-	-
	Energy	9,497,447	9,497,447	-	-
	Financials	11,654,464	11,654,464	-	-
	Health Care	25,022,912	24,791,659	231,253	-
	Industrials	25,238,972	25,238,972	-	-
	Information Technology	54,823,300	54,823,300	-	-
	Materials	9,422,222	9,422,222	-	-
	Telecommunication Services	4,874,875	4,874,875	-	-
	Utilities	465,480	465,480	-	-

		210,325,541	210,094,288	231,253	-
	Exchange-Traded Fund	173,776	173,776	-	-
	Short-Term Investment	8,811,227	-	8,811,227	-

	Total Assets	219,310,544	210,268,064	9,042,480	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(119,907)	(119,907)	-	-

	Total Liabilities	(119,907)	(119,907)	-	-

	Total	$219,190,637	$210,148,157	$9,042,480	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-36

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%

Consumer Discretionary - 6.0%

Aaron's Inc	2,043	$57,224
Abercrombie & Fitch Co 'A'	2,190	99,098
Allison Transmission Holdings Inc	941	21,718
American Eagle Outfitters Inc	2,180	39,807
Apollo Group Inc 'A' *	3,095	54,843
Ascena Retail Group Inc *	3,468	60,517
Best Buy Co Inc	6,339	173,245
Big Lots Inc *	1,360	42,881
Carnival Corp (Panama)	13,232	453,725
CBS Corp 'B'	1,632	79,756
Chico's FAS Inc	329	5,613
Choice Hotels International Inc	834	33,101
Comcast Corp 'A'	6,315	264,472
CST Brands Inc *	1,915	59,001
D.R. Horton Inc	8,937	190,179
Darden Restaurants Inc	1,429	72,136
Deckers Outdoor Corp *	615	31,064
DeVry Inc	1,991	61,761
Dillard's Inc 'A'	280	22,952
DreamWorks Animation SKG Inc 'A' *	2,342	60,096
DSW Inc 'A'	102	7,494
Foot Locker Inc	4,197	147,441
Ford Motor Co	79,335	1,227,312
GameStop Corp 'A'	3,767	158,327
Gannett Co Inc	7,248	177,286
Garmin Ltd (Switzerland)	3,887	140,554
General Motors Co *	26,374	878,518
Gentex Corp	1,939	44,694
Genuine Parts Co	272	21,235
Guess? Inc	1,879	58,305
Harman International Industries Inc	2,152	116,638
Hasbro Inc	545	24,432
Hyatt Hotels Corp 'A' *	1,420	57,311
J.C. Penney Co Inc *	5,424	92,642
John Wiley & Sons Inc 'A'	1,444	57,890
Johnson Controls Inc	21,695	776,464
Kohl's Corp	7,033	355,237
Lear Corp	2,597	157,015
Leggett & Platt Inc	4,530	140,838
Lennar Corp 'A'	5,240	188,850
Liberty Global PLC 'A' * (United Kingdom)	1,766	130,825
Liberty Interactive Corp 'A' *	15,421	354,837
Liberty Media Corp 'A' *	3,198	405,378
Macy's Inc	2,734	131,232
Marriott International Inc 'A'	866	34,960
MGM Resorts International *	11,771	173,975
Mohawk Industries Inc *	1,922	216,206
Newell Rubbermaid Inc	3,846	100,958
News Corp 'A'	16,550	539,530
Norwegian Cruise Line Holdings Ltd * (Bermuda)	54	1,637
NVR Inc *	26	23,972
Penn National Gaming Inc *	2,154	113,860
PVH Corp	294	36,765
Regal Entertainment Group 'A'	2,037	36,462
Royal Caribbean Cruises Ltd (Liberia)	5,177	172,601
Sears Holdings Corp *	1,376	57,902
Service Corp International	1,468	26,468
Signet Jewelers Ltd (NYSE) (Bermuda)	2,338	157,651
Sirius XM Radio Inc	51,614	172,907
Staples Inc	21,024	333,441
Starwood Hotels & Resorts Worldwide Inc	3,545	224,009
Starz-Liberty Capital 'A' *	419	9,260
Target Corp	4,389	302,227
Taylor Morrison Home Corp 'A' *	126	3,072
The Interpublic Group of Cos Inc	7,393	107,568

	Shares	Value
The Walt Disney Co	44,371	$2,802,029
The Washington Post Co 'B'	139	67,244
The Wendy's Co	8,990	52,412
Thomson Reuters Corp (NYSE) (Canada)	11,826	385,173
Time Warner Inc	29,518	1,706,731
Toll Brothers Inc *	5,361	174,929
TRW Automotive Holdings Corp *	3,410	226,560
Weight Watchers International Inc	392	18,032
Whirlpool Corp	2,331	266,573

		16,279,058

Consumer Staples - 5.7%

Archer-Daniels-Midland Co	19,283	653,887
Beam Inc	5,097	321,672
Bunge Ltd (Bermuda)	4,660	329,788
Campbell Soup Co	1,897	84,967
ConAgra Foods Inc	990	34,581
Constellation Brands Inc 'A' *	287	14,958
CVS Caremark Corp	34,316	1,962,189
Dean Foods Co *	5,922	59,338
Energizer Holdings Inc	1,972	198,206
Ingredion Inc	2,156	141,477
Kellogg Co	644	41,364
Kimberly-Clark Corp	1,999	194,183
Molson Coors Brewing Co 'B'	4,427	211,876
Mondelez International Inc 'A'	56,512	1,612,287
Pinnacle Foods Inc	455	10,988
Reynolds American Inc	2,425	117,297
Safeway Inc	7,042	166,614
Smithfield Foods Inc *	4,398	144,034
Sysco Corp	12,295	419,997
The Clorox Co	684	56,868
The J.M. Smucker Co	2,952	304,499
The Procter & Gamble Co	86,792	6,682,116
Tyson Foods Inc 'A'	8,869	227,756
Wal-Mart Stores Inc	17,187	1,280,260
Walgreen Co	7,411	327,566

		15,598,768

Energy - 14.5%

Anadarko Petroleum Corp	15,006	1,289,466
Apache Corp	12,410	1,040,330
Atwood Oceanics Inc *	1,480	77,034
Baker Hughes Inc	13,110	604,764
Cameron International Corp *	2,909	177,914
Chesapeake Energy Corp	18,347	373,912
Chevron Corp	61,386	7,264,419
Cimarex Energy Co	2,740	178,073
Cobalt International Energy Inc *	729	19,370
ConocoPhillips	38,717	2,342,378
CONSOL Energy Inc	7,245	196,339
Denbury Resources Inc *	11,817	204,670
Devon Energy Corp	12,859	667,125
Diamond Offshore Drilling Inc	2,182	150,100
Energen Corp	2,290	119,675
EOG Resources Inc	552	72,687
EQT Corp	405	32,145
Exxon Mobil Corp	140,800	12,721,280
Golar LNG Ltd (NOTC) (Bermuda)	1,390	44,327
Gulfport Energy Corp *	456	21,464
Helmerich & Payne Inc	3,006	187,725
Hess Corp	9,718	646,150
HollyFrontier Corp	6,435	275,289
Kinder Morgan Inc	1,765	67,335
Laredo Petroleum Holdings Inc *	144	2,961
Marathon Oil Corp	22,450	776,321
Marathon Petroleum Corp	10,285	730,852
McDermott International Inc * (Panama)	7,504	61,383
Murphy Oil Corp	6,050	368,384
Nabors Industries Ltd (Bermuda)	9,339	142,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-37

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
National Oilwell Varco Inc	13,532	$932,355
Newfield Exploration Co *	4,295	102,608
Noble Energy Inc	9,917	595,417
Occidental Petroleum Corp	25,513	2,276,525
Oil States International Inc *	1,742	161,379
Patterson-UTI Energy Inc	4,659	90,175
PBF Energy Inc	752	19,477
Peabody Energy Corp	8,548	125,143
Phillips 66	19,611	1,155,284
Pioneer Natural Resources Co	1,134	164,146
QEP Resources Inc	5,103	141,761
Rowan Cos PLC 'A' * (United Kingdom)	3,937	134,134
RPC Inc	403	5,565
SandRidge Energy Inc *	15,683	74,651
Spectra Energy Corp	21,195	730,380
Superior Energy Services Inc *	5,058	131,205
Teekay Corp	1,205	48,959
Tesoro Corp	4,301	225,028
The Williams Cos Inc	9,754	316,712
Tidewater Inc	1,567	89,272
Ultra Petroleum Corp * (Canada)	4,849	96,107
Unit Corp *	1,558	66,340
Valero Energy Corp	17,274	600,617
Whiting Petroleum Corp *	3,436	158,365
World Fuel Services Corp	1,869	74,723
WPX Energy Inc *	6,348	120,231

		39,493,411

Financials - 28.1%

ACE Ltd (Switzerland)	10,774	964,058
Aflac Inc	14,766	858,200
Alexandria Real Estate Equities Inc REIT	2,264	148,790
Alleghany Corp *	532	203,921
Allied World Assurance Co Holdings AG (Switzerland)	734	67,168
American Campus Communities Inc REIT	3,321	135,032
American Capital Agency Corp REIT	12,560	288,754
American Capital Ltd *	9,598	121,607
American Financial Group Inc	2,126	103,983
American International Group Inc *	46,753	2,089,859
American National Insurance Co	232	23,077
Ameriprise Financial Inc	4,346	351,504
Annaly Capital Management Inc REIT	30,000	377,100
Aon PLC (United Kingdom)	2,242	144,273
Apartment Investment & Management Co 'A' REIT	2,089	62,754
Arch Capital Group Ltd * (Bermuda)	3,951	203,121
Ares Capital Corp	8,496	146,131
Artisan Partners Asset Management Inc *	237	11,829
Aspen Insurance Holdings Ltd (Bermuda)	2,099	77,852
Associated Banc-Corp	5,311	82,586
Assurant Inc	2,438	124,119
Assured Guaranty Ltd (Bermuda)	5,345	117,911
AvalonBay Communities Inc REIT	4,098	552,861
AXIS Capital Holdings Ltd (Bermuda)	2,812	128,733
Bank of America Corp	341,384	4,390,198
Bank of Hawaii Corp	1,423	71,605
BankUnited Inc	2,044	53,164
BB&T Corp	22,224	752,949
Berkshire Hathaway Inc 'B' *	56,989	6,378,209
BioMed Realty Trust Inc REIT	5,907	119,499
BlackRock Inc	2,675	687,074
BOK Financial Corp	841	53,866
Boston Properties Inc REIT	4,350	458,794
Brandywine Realty Trust REIT	4,968	67,167
BRE Properties Inc REIT	2,443	122,199
Brown & Brown Inc	2,023	65,222
Camden Property Trust REIT	2,689	185,917
Capital One Financial Corp	18,501	1,162,048
CapitalSource Inc	6,208	58,231

	Shares	Value
CBL & Associates Properties Inc REIT	3,476	$74,456
Chimera Investment Corp REIT	32,589	97,767
Cincinnati Financial Corp	5,179	237,716
CIT Group Inc *	6,376	297,313
Citigroup Inc	96,360	4,622,389
City National Corp	1,481	93,851
CME Group Inc 'A'	10,035	762,459
CNA Financial Corp	840	27,401
Comerica Inc	5,910	235,395
Commerce Bancshares Inc	2,439	106,243
CommonWealth REIT	3,753	86,769
Corporate Office Properties Trust REIT	2,722	69,411
Corrections Corp of America REIT	1,339	45,352
Cullen/Frost Bankers Inc	1,650	110,171
DDR Corp REIT	8,361	139,211
Digital Realty Trust Inc REIT	873	53,253
Discover Financial Services	15,533	739,992
Douglas Emmett Inc REIT	4,520	112,774
Duke Realty Corp REIT	10,195	158,940
E*TRADE Financial Corp *	9,095	115,143
East West Bancorp Inc	4,312	118,580
Endurance Specialty Holdings Ltd (Bermuda)	899	46,254
Equity Lifestyle Properties Inc REIT	367	28,843
Equity Residential REIT	11,407	662,290
Essex Property Trust Inc REIT	1,204	191,340
Everest Re Group Ltd (Bermuda)	1,582	202,907
Extra Space Storage Inc REIT	3,237	135,727
Federal Realty Investment Trust REIT	710	73,613
Federated Investors Inc 'B'	778	21,325
Fidelity National Financial Inc 'A'	7,214	171,765
Fifth Third Bancorp	27,697	499,931
First Citizens BancShares Inc 'A'	241	46,284
First Horizon National Corp	7,639	85,557
First Niagara Financial Group Inc	11,223	113,016
First Republic Bank	3,690	141,991
Forest City Enterprises Inc 'A' *	5,008	89,693
Fulton Financial Corp	6,180	70,946
General Growth Properties Inc REIT	18,834	374,232
Genworth Financial Inc 'A' *	15,627	178,304
Hatteras Financial Corp REIT	3,135	77,246
HCC Insurance Holdings Inc	3,183	137,219
HCP Inc REIT	14,395	654,109
Health Care REIT Inc	9,013	604,141
Healthcare Trust of America Inc 'A' REIT	3,541	39,765
Home Properties Inc REIT	1,656	108,253
Hospitality Properties Trust REIT	4,425	116,289
Host Hotels & Resorts Inc REIT	23,591	397,980
Hudson City Bancorp Inc	16,749	153,421
Huntington Bancshares Inc	26,560	209,293
ING US Inc *	2,379	64,376
Interactive Brokers Group Inc 'A'	1,491	23,811
Invesco Ltd (Bermuda)	14,085	447,903
Jones Lang LaSalle Inc	1,398	127,414
JPMorgan Chase & Co	119,691	6,318,488
Kemper Corp	1,507	51,615
KeyCorp	29,149	321,805
Kilroy Realty Corp REIT	2,392	126,800
Kimco Realty Corp REIT	12,950	277,518
Legg Mason Inc	3,519	109,124
Leucadia National Corp	8,103	212,461
Liberty Property Trust REIT	3,400	125,664
Lincoln National Corp	8,501	310,031
Loews Corp	8,947	397,247
LPL Financial Holdings Inc	389	14,689
M&T Bank Corp	4,087	456,722
Mack-Cali Realty Corp REIT	2,790	68,327
Markel Corp *	437	230,277
Marsh & McLennan Cos Inc	5,799	231,496
MBIA Inc *	4,498	59,868

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-38

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
McGraw Hill Financial Inc	4,586	$243,929
Mercury General Corp	391	17,188
MetLife Inc	28,314	1,295,649
MFA Financial Inc REIT	11,457	96,812
Mid-America Apartment Communities Inc REIT	1,355	91,828
Morgan Stanley	48,225	1,178,137
MSCI Inc *	2,225	74,026
National Retail Properties Inc REIT	3,752	129,069
New York Community Bancorp Inc	13,971	195,594
Northern Trust Corp	7,578	438,766
NYSE Euronext	7,695	318,573
Old Republic International Corp	8,231	105,933
PartnerRe Ltd (Bermuda)	1,826	165,363
People's United Financial Inc	10,483	156,197
Piedmont Office Realty Trust Inc 'A' REIT	5,309	94,925
Popular Inc *	3,274	99,300
Post Properties Inc REIT	1,732	85,717
Principal Financial Group Inc	9,295	348,098
ProAssurance Corp	1,960	102,234
Prologis Inc REIT	15,781	595,259
Protective Life Corp	2,484	95,410
Prudential Financial Inc	9,051	660,995
Public Storage REIT	309	47,379
Raymond James Financial Inc	3,864	166,075
Realogy Holdings Corp *	411	19,744
Realty Income Corp REIT	6,214	260,491
Regency Centers Corp REIT	1,688	85,767
Regions Financial Corp	44,771	426,668
Reinsurance Group of America Inc	2,298	158,815
RenaissanceRe Holdings Ltd (Bermuda)	1,411	122,461
Retail Properties of America Inc 'A' REIT	4,251	60,704
SEI Investments Co	252	7,164
Senior Housing Properties Trust REIT	5,521	143,160
Signature Bank *	1,353	112,326
Simon Property Group Inc REIT	2,484	392,273
SL Green Realty Corp REIT	2,567	226,384
SLM Corp	14,067	321,572
StanCorp Financial Group Inc	1,405	69,421
Starwood Property Trust Inc REIT	5,268	130,383
State Street Corp	14,444	941,893
SunTrust Banks Inc	17,110	540,163
SVB Financial Group *	1,429	119,064
Synovus Financial Corp	25,172	73,502
Taubman Centers Inc REIT	1,208	90,781
TCF Financial Corp	5,199	73,722
TD Ameritrade Holding Corp	7,380	179,260
TFS Financial Corp *	2,508	28,090
The Allstate Corp	14,840	714,101
The Bank of New York Mellon Corp	36,753	1,030,922
The Charles Schwab Corp	30,038	637,707
The Chubb Corp	7,034	595,428
The Goldman Sachs Group Inc	14,520	2,196,150
The Hanover Insurance Group Inc	998	48,832
The Hartford Financial Services Group Inc	14,441	446,516
The Howard Hughes Corp *	1,252	140,337
The Macerich Co REIT	4,356	265,585
The NASDAQ OMX Group Inc	3,529	115,716
The PNC Financial Services Group Inc	16,765	1,222,504
The Progressive Corp	3,744	95,172
The St. Joe Co *	1,664	35,027
The Travelers Cos Inc	8,701	695,384
Torchmark Corp	2,931	190,925
Two Harbors Investment Corp REIT	11,566	118,551
U.S. Bancorp	58,575	2,117,486
UDR Inc REIT	7,439	189,620
Unum Group	8,457	248,382
Validus Holdings Ltd (Bermuda)	3,024	109,227
Valley National Bancorp	6,325	59,898
Ventas Inc REIT	5,097	354,038

	Shares	Value
Vornado Realty Trust REIT	4,771	$395,277
W.R. Berkley Corp	3,437	140,436
Washington Federal Inc	3,299	62,285
Weingarten Realty Investors REIT	3,862	118,834
Wells Fargo & Co	152,887	6,309,646
White Mountains Insurance Group Ltd (Bermuda)	196	112,688
WP Carey Inc REIT	1,820	120,429
XL Group PLC (Ireland)	9,248	280,399
Zions Bancorp	5,835	168,515

		76,645,602

Health Care - 12.4%

Abbott Laboratories	49,367	1,721,921
Aetna Inc	8,792	558,644
Agilent Technologies Inc	9,710	415,200
Alere Inc *	2,580	63,210
Allscripts Healthcare Solutions Inc *	5,643	73,020
Bio-Rad Laboratories Inc 'A' *	650	72,930
Boston Scientific Corp *	42,736	396,163
Bristol-Myers Squibb Co	7,233	323,243
Cardinal Health Inc	10,827	511,034
CareFusion Corp *	6,964	256,623
Charles River Laboratories International Inc *	856	35,122
CIGNA Corp	8,511	616,962
Community Health Systems Inc	2,752	129,014
Covidien PLC (Ireland)	14,901	936,379
DENTSPLY International Inc	3,275	134,144
Eli Lilly & Co	24,518	1,204,324
Express Scripts Holding Co *	3,264	201,356
Forest Laboratories Inc *	8,448	346,368
HCA Holdings Inc	7,859	283,395
Health Net Inc *	2,513	79,964
Hill-Rom Holdings Inc	1,892	63,723
Hologic Inc *	6,029	116,360
Hospira Inc *	5,245	200,936
Humana Inc	4,987	420,803
Johnson & Johnson	77,474	6,651,918
Life Technologies Corp *	1,902	140,767
LifePoint Hospitals Inc *	1,501	73,309
MEDNAX Inc *	560	51,285
Medtronic Inc	32,176	1,656,099
Merck & Co Inc	95,623	4,441,688
Omnicare Inc	3,326	158,683
Patterson Cos Inc	294	11,054
PerkinElmer Inc	3,549	115,342
Pfizer Inc	211,772	5,931,734
QIAGEN NV (XNGS) * (Netherlands)	7,418	147,692
Quest Diagnostics Inc	4,676	283,506
Quintiles Transnational Holdings Inc *	479	20,386
St. Jude Medical Inc	3,269	149,164
Stryker Corp	4,395	284,269
Techne Corp	626	43,244
Teleflex Inc	1,304	101,047
The Cooper Cos Inc	396	47,144
Thermo Fisher Scientific Inc	11,367	961,989
UnitedHealth Group Inc	32,302	2,115,135
Universal Health Services Inc 'B'	939	62,875
VCA Antech Inc *	2,809	73,287
Warner Chilcott PLC 'A' (Ireland)	540	10,735
WellPoint Inc	9,513	778,544
Zimmer Holdings Inc	5,035	377,323
Zoetis Inc	20	618

		33,849,675

Industrials - 9.3%

3M Co	3,367	368,181
A.O. Smith Corp	1,405	50,973
AECOM Technology Corp *	2,951	93,812

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-39

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
AGCO Corp	3,084	$154,786
Air Lease Corp	2,225	61,388
Alaska Air Group Inc *	174	9,048
Alliant Techsystems Inc	1,019	83,894
AMERCO	106	17,161
Avery Dennison Corp	2,154	92,105
B/E Aerospace Inc *	202	12,742
Carlisle Cos Inc	1,913	119,199
Caterpillar Inc	17,059	1,407,197
Cintas Corp	2,349	106,973
CNH Global NV (Netherlands)	968	40,327
Con-way Inc	1,135	44,220
Covanta Holding Corp	3,365	67,367
Crane Co	118	7,071
CSX Corp	16,219	376,119
Cummins Inc	1,083	117,462
Danaher Corp	15,110	956,463
Delta Air Lines Inc *	14,707	275,168
Donaldson Co Inc	367	13,087
Dover Corp	1,420	110,277
Eaton Corp PLC (Ireland)	14,983	986,031
Emerson Electric Co	5,739	313,005
Exelis Inc	5,968	82,299
FedEx Corp	10,035	989,250
Fluor Corp	2,071	122,831
Fortune Brands Home & Security Inc	632	24,484
Gardner Denver Inc	1,560	117,281
GATX Corp	1,485	70,434
General Dynamics Corp	9,458	740,845
General Electric Co	327,438	7,593,287
Genesee & Wyoming Inc 'A' *	772	65,497
Harsco Corp	2,378	55,146
Hubbell Inc 'B'	518	51,282
IDEX Corp	177	9,524
Illinois Tool Works Inc	7,513	519,674
Ingersoll-Rand PLC (Ireland)	2,728	151,459
Iron Mountain Inc	545	14,502
Jacobs Engineering Group Inc *	4,144	228,459
Joy Global Inc	3,368	163,449
KAR Auction Services Inc	1,511	34,557
KBR Inc	4,685	152,263
Kennametal Inc	2,497	96,959
Kirby Corp *	737	58,621
L-3 Communications Holdings Inc	2,852	244,531
ManpowerGroup Inc	2,442	133,822
MRC Global Inc *	1,506	41,596
Navistar International Corp *	1,535	42,612
Nielsen Holdings NV (Netherlands)	5,925	199,021
Norfolk Southern Corp	8,172	593,696
Northrop Grumman Corp	7,449	616,777
Oshkosh Corp *	2,786	105,784
Owens Corning *	3,768	147,253
PACCAR Inc	9,759	523,668
Parker Hannifin Corp	4,728	451,051
Pentair Ltd (Switzerland)	6,470	373,254
Pitney Bowes Inc	3,621	53,156
Quanta Services Inc *	5,229	138,359
Raytheon Co	10,279	679,648
Regal-Beloit Corp	1,427	92,527
Republic Services Inc	8,562	290,594
Rockwell Collins Inc	471	29,866
RR Donnelley & Sons Co	2,632	36,874
Ryder System Inc	1,647	100,121
Snap-on Inc	1,638	146,404
Southwest Airlines Co	20,367	262,531
Spirit AeroSystems Holdings Inc 'A' *	3,297	70,820
SPX Corp	1,484	106,818
Stanley Black & Decker Inc	4,676	361,455
Terex Corp *	3,527	92,760
Textron Inc	8,804	229,344

	Shares	Value
The ADT Corp *	6,928	$276,081
The Babcock & Wilcox Co	1,106	33,213
The Dun & Bradstreet Corp	94	9,160
The Timken Co	2,737	154,038
Towers Watson & Co 'A'	2,066	169,288
Trinity Industries Inc	2,512	96,561
Triumph Group Inc	1,304	103,212
United Technologies Corp	1,835	170,545
URS Corp	2,406	113,611
Waste Connections Inc	219	9,010
Waste Management Inc	13,606	548,730
WESCO International Inc *	1,399	95,076
Xylem Inc	5,515	148,574

		25,317,600

Information Technology - 8.5%

Activision Blizzard Inc	13,556	193,308
Adobe Systems Inc *	9,699	441,886
Altera Corp	6,644	219,185
Amdocs Ltd (United Kingdom)	5,097	189,048
Analog Devices Inc	5,543	249,768
AOL Inc *	2,457	89,631
Apple Inc	7,223	2,860,886
Applied Materials Inc	12,899	192,324
Arrow Electronics Inc *	3,318	132,222
Autodesk Inc *	1,468	49,824
Avago Technologies Ltd (Singapore)	658	24,596
Avnet Inc *	4,344	145,958
AVX Corp	1,497	17,590
Booz Allen Hamilton Holding Corp	56	973
Broadcom Corp 'A'	10,184	343,812
Brocade Communications Systems Inc *	14,053	80,945
CA Inc	10,389	297,437
Cisco Systems Inc	169,241	4,114,249
Computer Sciences Corp	4,757	208,214
Compuware Corp	6,772	70,090
CoreLogic Inc *	3,030	70,205
Corning Inc	46,710	664,683
Dell Inc	39,682	529,755
Diebold Inc	2,020	68,054
Dolby Laboratories Inc 'A'	862	28,834
DST Systems Inc	194	12,674
EchoStar Corp 'A' *	1,288	50,374
Electronic Arts Inc *	2,223	51,062
EMC Corp	33,269	785,814
Fairchild Semiconductor International Inc *	4,039	55,738
Fidelity National Information Services Inc	8,366	358,399
First Solar Inc *	1,933	86,463
FLIR Systems Inc	1,367	36,868
Freescale Semiconductor Ltd * (Bermuda)	995	13,482
Harris Corp	2,869	141,298
Hewlett-Packard Co	61,566	1,526,837
Ingram Micro Inc 'A' *	4,831	91,741
Intel Corp	147,187	3,564,869
Jabil Circuit Inc	6,424	130,921
JDS Uniphase Corp *	1,723	24,777
Juniper Networks Inc *	13,065	252,285
KLA-Tencor Corp	5,256	292,917
Lam Research Corp *	3,950	175,143
Lender Processing Services Inc	437	14,137
Lexmark International Inc 'A'	2,000	61,140
LSI Corp *	15,404	109,984
Marvell Technology Group Ltd (Bermuda)	12,494	146,305
Micron Technology Inc *	32,630	467,588
MICROS Systems Inc *	2,123	91,607
Molex Inc	4,408	129,331
Motorola Solutions Inc	416	24,016
Nuance Communications Inc *	8,285	152,278
NVIDIA Corp	18,300	256,749
ON Semiconductor Corp *	714	5,769

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-40

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Paychex Inc	1,034	$37,762
Polycom Inc *	5,477	57,728
Riverbed Technology Inc *	294	4,575
Rovi Corp *	2,898	66,190
SAIC Inc	9,265	129,061
SanDisk Corp *	4,208	257,109
Silicon Laboratories Inc *	182	7,537
Skyworks Solutions Inc *	1,030	22,547
Stratasys Ltd * (Israel)	450	37,683
Symantec Corp	6,000	134,820
Synopsys Inc *	4,873	174,210
Tech Data Corp *	1,199	56,461
Teradyne Inc *	6,045	106,211
Total System Services Inc	1,165	28,519
VeriFone Systems Inc *	3,449	57,978
Vishay Intertechnology Inc *	4,174	57,977
Western Digital Corp	6,692	415,506
Xerox Corp	38,883	352,669
Yahoo! Inc *	30,052	754,606
Zebra Technologies Corp 'A' *	1,472	63,944
Zynga Inc 'A' *	18,521	51,488

		23,268,624

Materials - 2.5%

Air Products & Chemicals Inc	6,599	604,270
Albemarle Corp	1,727	107,575
Alcoa Inc	33,882	264,957
Allegheny Technologies Inc	3,424	90,086
AptarGroup Inc	631	34,838
Ashland Inc	2,504	209,084
Bemis Co Inc	1,828	71,548
Cabot Corp	2,025	75,776
Carpenter Technology Corp	1,469	66,208
CF Industries Holdings Inc	1,878	322,077
Cliffs Natural Resources Inc	4,848	78,780
Crown Holdings Inc *	670	27,557
Cytec Industries Inc	1,328	97,276
Domtar Corp	1,045	69,493
Freeport-McMoRan Copper & Gold Inc	32,758	904,448
Greif Inc 'A'	800	42,136
Huntsman Corp	6,127	101,463
International Paper Co	1,972	87,379
Kronos Worldwide Inc	668	10,848
MeadWestvaco Corp	5,608	191,289
Newmont Mining Corp	15,595	467,070
Nucor Corp	10,066	436,059
Owens-Illinois Inc *	2,151	59,776
PPG Industries Inc	407	59,589
Reliance Steel & Aluminum Co	2,431	159,376
Rock Tenn Co 'A'	638	63,723
Rockwood Holdings Inc	674	43,156
Royal Gold Inc	1,521	64,004
RPM International Inc	269	8,592
Sigma-Aldrich Corp	215	17,277
Sonoco Products Co	3,210	110,970
Steel Dynamics Inc	6,989	104,206
Tahoe Resources Inc (NYSE) * (Canada)	2,360	33,394
The Dow Chemical Co	33,285	1,070,779
The Mosaic Co	9,505	511,464
United States Steel Corp	4,577	80,235
Vulcan Materials Co	4,118	199,352
Westlake Chemical Corp	90	8,677
WR Grace & Co *	312	26,221

		6,981,008

Telecommunication Services - 2.8%

AT&T Inc ‡	170,368	6,031,027
CenturyLink Inc	19,290	681,901
Clearwire Corp 'A' *	1,763	8,780
Frontier Communications Corp	31,631	128,106

	Shares	Value
Intelsat SA * (Luxembourg)	673	$13,460
Level 3 Communications Inc *	3,424	72,178
Sprint Nextel Corp *	62,843	441,158
T-Mobile US Inc *	5,461	135,487
Telephone & Data Systems Inc	2,990	73,704
U.S. Cellular Corp	405	14,859
Windstream Corp	1,032	7,957

		7,608,617

Utilities - 6.2%

AGL Resources Inc	3,746	160,554
Alliant Energy Corp	3,515	177,226
Ameren Corp	7,688	264,775
American Electric Power Co Inc	15,394	689,343
American Water Works Co Inc	5,631	232,166
Aqua America Inc	553	17,303
Atmos Energy Corp	2,871	117,883
Calpine Corp *	11,059	234,783
CenterPoint Energy Inc	13,576	318,900
CMS Energy Corp	8,455	229,722
Consolidated Edison Inc	9,277	540,942
Dominion Resources Inc	18,295	1,039,522
DTE Energy Co	5,511	369,292
Duke Energy Corp	22,350	1,508,625
Edison International	10,320	497,011
Entergy Corp	5,644	393,274
Exelon Corp	27,106	837,033
FirstEnergy Corp	13,247	494,643
Great Plains Energy Inc	4,874	109,860
Hawaiian Electric Industries Inc	3,126	79,119
Integrys Energy Group Inc	2,508	146,793
MDU Resources Group Inc	5,985	155,071
National Fuel Gas Co	2,332	135,139
NextEra Energy Inc	13,448	1,095,743
NiSource Inc	9,886	283,135
Northeast Utilities	9,966	418,771
NRG Energy Inc	10,217	272,794
NV Energy Inc	7,462	175,059
OGE Energy Corp	3,141	214,216
ONEOK Inc	395	16,318
Pepco Holdings Inc	7,879	158,841
PG&E Corp	14,005	640,449
Pinnacle West Capital Corp	3,484	193,258
PPL Corp	18,762	567,738
Public Service Enterprise Group Inc	16,026	523,409
Questar Corp	4,834	115,291
SCANA Corp	4,420	217,022
Sempra Energy	7,715	630,779
Southern Co	27,565	1,216,444
TECO Energy Inc	6,898	118,577
The AES Corp	19,661	235,735
UGI Corp	3,609	141,148
Vectren Corp	2,610	88,296
Westar Energy Inc	4,023	128,575
Wisconsin Energy Corp	7,246	297,014
Xcel Energy Inc	15,751	446,383

		16,943,974

Total Common Stocks (Cost $221,473,371)		261,986,337

EXCHANGE-TRADED FUND - 0.4%

iShares Russell 1000 Value Index Fund	11,839	991,990

Total Exchange-Traded Fund (Cost $800,493)		991,990

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-41

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.4%

Repurchase Agreement - 3.4%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $9,302,000; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $9,488,700)	$9,301,992	$9,301,992

Total Short-Term Investment (Cost $9,301,992)		9,301,992

TOTAL INVESTMENTS - 99.8% (Cost $231,575,856)		272,280,319

OTHER ASSETS & LIABILITIES, NET - 0.2%		546,705

NET ASSETS - 100.0%		$272,827,024

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	28.1%
Energy	14.5%
Health Care	12.4%
Industrials	9.3%
Information Technology	8.5%
Utilities	6.2%
Consumer Discretionary	6.0%
Consumer Staples	5.7%
Short-Term Investment	3.4%
Others (each less than 3.0%)	5.7%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2013, an investment with a value of $1,339,890 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Depreciation
S&P 500 E-Mini (09/13)	GSC	121	$9,804,858	($129,093)

(e)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$261,986,337	$261,986,337	$-	$-
	Exchange-Traded Fund	991,990	991,990	-	-
	Short-Term Investment	9,301,992	-	9,301,992	-

	Total Assets	272,280,319	262,978,327	9,301,992	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(129,093)	(129,093)	-	-

	Total Liabilities	(129,093)	(129,093)	-	-

	Total	$272,151,226	$262,849,234	$9,301,992	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-42

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Strike @ $10.50 Exp. 10/14/13 *	475	$67

Total Warrants (Cost $0)		67

COMMON STOCKS - 95.9%

Consumer Discretionary - 17.1%

1-800-FLOWERS.COM Inc 'A' *	1,423	8,808
Aeropostale Inc *	5,618	77,528
AFC Enterprises Inc *	1,710	61,457
America's Car-Mart Inc *	440	19,026
American Axle & Manufacturing Holdings Inc *	3,339	62,206
American Greetings Corp 'A'	126	2,296
American Public Education Inc *	1,261	46,859
Ameristar Casinos Inc	2,048	53,842
ANN Inc *	3,377	112,116
Arbitron Inc	1,922	89,277
Arctic Cat Inc	944	42,461
Asbury Automotive Group Inc *	1,967	78,877
Ascent Capital Group Inc 'A' *	132	10,305
Barnes & Noble Inc *	183	2,921
Beazer Homes USA Inc *	1,014	17,765
Belo Corp 'A'	2,449	34,164
Big 5 Sporting Goods Corp	1,202	26,384
BJ's Restaurants Inc *	1,766	65,519
Bloomin' Brands Inc *	3,957	98,450
Blue Nile Inc *	888	33,549
Blyth Inc	668	9,325
Bob Evans Farms Inc	224	10,524
Boyd Gaming Corp *	4,053	45,799
Bravo Brio Restaurant Group Inc *	1,304	23,237
Bright Horizons Family Solutions Inc *	849	29,469
Brown Shoe Co Inc	1,918	41,295
Brunswick Corp	6,126	195,726
Buffalo Wild Wings Inc *	1,342	131,731
Caesars Entertainment Corp *	2,359	32,318
Capella Education Co *	791	32,945
Carmike Cinemas Inc *	362	7,008
Carriage Services Inc	1,122	19,018
Cavco Industries Inc *	452	22,803
CEC Entertainment Inc	1,273	52,244
Christopher & Banks Corp *	2,596	17,497
Churchill Downs Inc	983	77,510
Chuy's Holdings Inc *	1,160	44,474
Citi Trends Inc *	67	974
Coinstar Inc *	2,013	118,103
Conn's Inc *	1,606	83,127
Cooper Tire & Rubber Co	535	17,746
Core-Mark Holding Co Inc	112	7,112
Cracker Barrel Old Country Store Inc	1,406	133,092
Crocs Inc *	5,450	89,925
Crown Media Holdings Inc 'A' *	506	1,250
Culp Inc	508	8,834
Cumulus Media Inc 'A' *	4,187	14,194
Dana Holding Corp	875	16,853
Del Frisco's Restaurant Group Inc *	336	7,194
Denny's Corp *	5,087	28,589
Destination Maternity Corp	867	21,328
DineEquity Inc	621	42,768
Diversified Restaurant Holdings Inc *	800	6,368
Dorman Products Inc	1,805	82,362
Drew Industries Inc	1,638	64,406

	Shares	Value
Education Management Corp *	1,729	$9,717
Einstein Noah Restaurant Group Inc	401	5,694
Entravision Communications Corp 'A'	3,950	24,293
Ethan Allen Interiors Inc	1,528	44,006
EveryWare Global Inc *	700	8,498
Express Inc *	6,109	128,106
Fiesta Restaurant Group Inc *	1,419	48,799
Fisher Communications Inc	633	26,004
Five Below Inc *	2,346	86,239
Francesca's Holdings Corp *	3,149	87,511
G-III Apparel Group Ltd *	910	43,789
Genesco Inc *	1,237	82,867
Gentherm Inc *	2,389	44,364
Global Sources Ltd * (Bermuda)	192	1,288
Gordmans Stores Inc *	161	2,191
Grand Canyon Education Inc *	3,248	104,683
Gray Television Inc *	245	1,764
Haverty Furniture Cos Inc	333	7,662
Hemisphere Media Group Inc *	615	8,426
Hibbett Sports Inc *	1,860	103,230
Hillenbrand Inc	3,933	93,251
Hovnanian Enterprises Inc 'A' *	5,708	32,022
HSN Inc	2,422	130,110
Iconix Brand Group Inc *	1,904	55,997
Ignite Restaurant Group Inc *	503	9,492
Interval Leisure Group Inc	2,819	56,154
iRobot Corp *	2,023	80,455
ITT Educational Services Inc *	1,671	40,772
Jack in the Box Inc *	2,540	99,797
Jamba Inc *	1,199	17,901
Jos. A. Bank Clothiers Inc *	296	12,231
JTH Holding Inc 'A' *	294	4,778
K12 Inc *	1,945	51,095
KB Home	5,987	117,525
Kirkland's Inc *	704	12,144
Krispy Kreme Doughnuts Inc *	4,686	81,771
La-Z-Boy Inc	977	19,804
Libbey Inc *	1,504	36,051
Life Time Fitness Inc *	1,624	81,379
LifeLock Inc *	4,339	50,810
LIN TV Corp 'A' *	1,262	19,309
Lincoln Educational Services Corp	523	2,756
Lithia Motors Inc 'A'	1,588	84,656
Loral Space & Communications Inc	932	55,901
Lumber Liquidators Holdings Inc *	1,966	153,092
M.D.C. Holdings Inc	571	18,563
M/I Homes Inc *	492	11,296
Mac-Gray Corp	105	1,491
Marine Products Corp	738	5,919
Matthews International Corp 'A'	870	32,799
Mattress Firm Holding Corp *	961	38,728
MDC Partners Inc 'A' (Canada)	616	11,113
Meritage Homes Corp *	2,137	92,660
Monarch Casino & Resort Inc *	328	5,530
Monro Muffler Brake Inc	2,239	107,584
Morgans Hotel Group Co *	770	6,206
Movado Group Inc	73	2,470
Multimedia Games Holding Co Inc *	2,067	53,887
Nathan's Famous Inc *	192	10,032
National CineMedia Inc	1,217	20,555
Nautilus Inc *	2,220	19,292
New York & Co Inc *	1,214	7,709
Nexstar Broadcasting Group Inc 'A'	2,101	74,501
Nutrisystem Inc	2,053	24,184
Office Depot Inc *	4,411	17,071
Orbitz Worldwide Inc *	1,752	14,069
Overstock.com Inc *	802	22,616
Oxford Industries Inc	964	60,154
Pacific Sunwear of California Inc *	2,915	10,640
Papa John's International Inc *	1,146	74,914
Penske Automotive Group Inc	679	20,737

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-43

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
PetMed Express Inc	1,440	$18,144
Pier 1 Imports Inc	6,784	159,356
Pinnacle Entertainment Inc *	3,869	76,103
Pool Corp	3,334	174,735
Quiksilver Inc *	6,934	44,655
ReachLocal Inc *	727	8,913
Red Robin Gourmet Burgers Inc *	886	48,889
Rentrak Corp *	701	14,069
Restoration Hardware Holdings Inc *	1,266	94,950
RG Barry Corp	53	861
rue21 Inc *	1,050	43,691
Ruth's Hospitality Group Inc	2,568	30,996
Saga Communications Inc 'A'	96	4,407
Scientific Games Corp 'A' *	2,553	28,721
Sears Hometown & Outlet Stores Inc *	400	17,488
Select Comfort Corp *	3,745	93,850
SHFL Entertainment Inc *	4,030	71,371
Shutterfly Inc *	2,717	151,581
Sinclair Broadcast Group Inc 'A'	4,897	143,874
Smith & Wesson Holding Corp *	4,596	45,868
Sonic Automotive Inc 'A'	713	15,073
Sonic Corp *	3,199	46,577
Sotheby's	4,886	185,228
Standard Motor Products Inc	1,015	34,855
Stein Mart Inc	1,047	14,292
Steiner Leisure Ltd * (Bahamas)	331	17,497
Steven Madden Ltd *	2,870	138,851
Stewart Enterprises Inc 'A'	4,698	61,497
Stoneridge Inc *	1,716	19,974
Strayer Education Inc	774	37,794
Sturm Ruger & Co Inc	1,383	66,439
Tenneco Inc *	4,353	197,104
Texas Roadhouse Inc	4,468	111,789
The Bon-Ton Stores Inc	903	16,299
The Buckle Inc	1,999	103,988
The Cato Corp 'A'	395	9,859
The Cheesecake Factory Inc	3,816	159,852
The Children's Place Retail Stores Inc *	564	30,907
The Finish Line Inc 'A'	1,206	26,363
The McClatchy Co 'A' *	3,480	7,934
The Ryland Group Inc	3,304	132,490
The Wet Seal Inc 'A' *	6,365	29,979
Tile Shop Holdings Inc *	1,321	38,256
Tilly's Inc 'A' *	647	10,352
Tower International Inc *	441	8,727
TRI Pointe Homes Inc *	66	1,094
True Religion Apparel Inc	1,717	54,360
Tumi Holdings Inc *	3,425	82,200
Universal Electronics Inc *	104	2,926
Vail Resorts Inc	2,569	158,045
Valuevision Media Inc 'A' *	2,449	12,514
Vera Bradley Inc *	1,547	33,508
Vitacost.com Inc *	1,581	13,359
Vitamin Shoppe Inc *	2,172	97,392
Weyco Group Inc	22	554
William Lyon Homes 'A' *	988	24,907
Winmark Corp	159	10,314
Winnebago Industries Inc *	2,006	42,106
Wolverine World Wide Inc	3,591	196,105
World Wrestling Entertainment Inc 'A'	225	2,320
Zumiez Inc *	1,511	43,441

		9,083,705

Consumer Staples - 4.8%

Alico Inc	180	7,220
Annie's Inc *	979	41,843
Arden Group Inc 'A'	83	9,162
B&G Foods Inc	3,783	128,811
Boulder Brands Inc *	4,029	48,549
Cal-Maine Foods Inc	907	42,185

	Shares	Value
Calavo Growers Inc	876	$23,818
Casey's General Stores Inc	2,743	165,019
Central Garden & Pet Co 'A' *	408	2,815
Coca-Cola Bottling Co Consolidated	333	20,363
Craft Brew Alliance Inc *	304	2,505
Darling International Inc *	2,268	42,321
Elizabeth Arden Inc *	1,555	70,084
Fairway Group Holdings Corp *	467	11,287
Farmer Bros. Co *	420	5,905
Harris Teeter Supermarkets Inc	404	18,931
Inter Parfums Inc	820	23,386
Inventure Foods Inc *	1,017	8,502
J&J Snack Foods Corp	1,069	83,168
Lancaster Colony Corp	1,324	103,259
Lifevantage Corp *	8,096	18,783
Lifeway Foods Inc	317	5,503
Limoneira Co	706	14,635
Medifast Inc *	988	25,451
National Beverage Corp	813	14,203
Natural Grocers by Vitamin Cottage Inc *	632	19,592
Oil-Dri Corp of America	81	2,225
Omega Protein Corp *	111	997
Orchids Paper Products Co	371	9,739
Pilgrim's Pride Corp *	4,336	64,780
Prestige Brands Holdings Inc *	3,658	106,594
PriceSmart Inc	1,351	118,388
Revlon Inc 'A' *	265	5,846
Rite Aid Corp *	31,727	90,739
Sanderson Farms Inc	1,647	109,394
Seaboard Corp	2	5,416
Snyder's-Lance Inc	516	14,660
Spectrum Brands Holdings Inc	1,538	87,466
Star Scientific Inc *	11,895	16,534
SUPERVALU Inc *	10,798	67,164
Susser Holdings Corp *	1,291	61,813
Synutra International Inc *	1,136	5,782
The Boston Beer Co Inc 'A' *	591	100,848
The Chefs' Warehouse Inc *	998	17,166
The Female Health Co	1,548	15,263
The Hain Celestial Group Inc *	2,748	178,538
The Pantry Inc *	104	1,267
Tootsie Roll Industries Inc	1,314	41,759
TreeHouse Foods Inc *	1,691	110,828
United Natural Foods Inc *	3,529	190,531
USANA Health Sciences Inc *	429	31,051
Vector Group Ltd	3,188	51,709
Village Super Market Inc 'A'	291	9,629
WD-40 Co	1,106	60,255

		2,533,681

Energy - 3.9%

Abraxas Petroleum Corp *	5,894	12,377
Adams Resources & Energy Inc	8	551
Amyris Inc *	1,878	5,427
Apco Oil and Gas International Inc * (Cayman)	108	1,245
Approach Resources Inc *	1,396	34,300
Berry Petroleum Co 'A'	1,206	51,038
Bill Barrett Corp *	1,010	20,422
Bonanza Creek Energy Inc *	2,105	74,643
CARBO Ceramics Inc	614	41,402
Carrizo Oil & Gas Inc *	2,473	70,060
Clean Energy Fuels Corp *	4,879	64,403
Contango Oil & Gas Co	174	5,873
Crosstex Energy Inc	3,113	61,513
Delek US Holdings Inc	1,739	50,048
Diamondback Energy Inc *	1,275	42,483
EPL Oil & Gas Inc *	692	20,317
Evolution Petroleum Corp *	1,213	13,234
EXCO Resources Inc	4,989	38,116

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-44

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Forest Oil Corp *	1,118	$4,573
Forum Energy Technologies Inc *	1,407	42,815
FX Energy Inc *	3,833	12,304
Gastar Exploration Ltd * (Canada)	4,403	11,756
Geospace Technologies Corp *	924	63,830
Global Geophysical Services Inc *	153	722
Goodrich Petroleum Corp *	1,893	24,230
Hornbeck Offshore Services Inc *	138	7,383
ION Geophysical Corp *	2,090	12,582
Isramco Inc *	66	6,150
KiOR Inc 'A' *	3,132	17,884
Kodiak Oil & Gas Corp * (Canada)	18,996	168,874
Lufkin Industries Inc	2,428	214,805
Magnum Hunter Resources Corp *	3,938	14,374
Matrix Service Co *	311	4,845
Newpark Resources Inc *	4,979	54,719
Nuverra Environmental Solutions Inc *	515	1,494
Panhandle Oil & Gas Inc 'A'	464	13,224
PetroQuest Energy Inc *	3,803	15,060
PHI Inc *	57	1,955
Quicksilver Resources Inc *	1,521	2,555
Renewable Energy Group Inc *	313	4,454
Rentech Inc	9,967	20,931
REX American Resources Corp *	44	1,266
Rex Energy Corp *	3,231	56,801
RigNet Inc *	848	21,607
Rosetta Resources Inc *	4,371	185,855
Sanchez Energy Corp *	133	3,054
SEACOR Holdings Inc	119	9,883
SemGroup Corp 'A'	2,801	150,862
Solazyme Inc *	3,421	40,094
Synergy Resources Corp *	2,899	21,221
Targa Resources Corp	2,353	151,368
TGC Industries Inc	984	8,088
Triangle Petroleum Corp *	604	4,234
Ur-Energy Inc * (Canada)	1,744	2,372
Uranium Energy Corp *	6,121	10,957
Vaalco Energy Inc *	2,089	11,949
Western Refining Inc	2,186	61,361
ZaZa Energy Corp *	1,275	1,530

		2,071,473

Financials - 7.1%

Acadia Realty Trust REIT	729	17,999
Alexander's Inc REIT	150	44,057
Ambac Financial Group Inc *	666	15,871
American Equity Investment Life Holding Co	350	5,495
American Realty Capital Properties Inc REIT	1,852	28,262
American Safety Insurance Holdings Ltd * (Bermuda)	49	1,419
AmTrust Financial Services Inc	1,627	58,084
Argo Group International Holdings Ltd (Bermuda)	649	27,511
Aviv REIT Inc	83	2,099
Bank of the Ozarks Inc	1,588	68,808
BGC Partners Inc 'A'	9,088	53,528
BofI Holding Inc *	865	39,634
Cascade Bancorp *	15	93
Cohen & Steers Inc	1,348	45,805
Consumer Portfolio Services Inc *	692	5,079
Coresite Realty Corp REIT	1,484	47,206
Crawford & Co 'B'	686	3,855
Credit Acceptance Corp *	509	53,470
Diamond Hill Investment Group Inc	200	17,010
DuPont Fabros Technology Inc REIT	1,947	47,020
Eagle Bancorp Inc * l	1	13
Eastern Insurance Holdings Inc	81	1,519
EastGroup Properties Inc REIT	2,028	114,116
eHealth Inc *	1,395	31,694

	Shares	Value
Employers Holdings Inc	1,063	$25,990
Encore Capital Group Inc *	1,304	43,175
Enstar Group Ltd * (Bermuda)	240	31,915
Evercore Partners Inc 'A'	2,263	88,891
Financial Engines Inc	3,500	159,565
First Cash Financial Services Inc *	2,089	102,800
First Federal Bancshares of Arkansas Inc *	79	624
First Financial Bankshares Inc	1,531	85,215
Forestar Group Inc *	285	5,717
FXCM Inc 'A'	2,613	42,879
GAMCO Investors Inc 'A'	432	23,937
Glimcher Realty Trust REIT	9,291	101,458
Greenhill & Co Inc	2,018	92,303
Greenlight Capital Re Ltd 'A' * (Cayman)	495	12,142
Hallmark Financial Services Inc *	35	320
Hannon Armstrong Sustainable Infrastructure Capital Inc *	1,052	12,498
HCI Group Inc	664	20,398
Health Insurance Innovations Inc 'A' *	329	3,461
Healthcare Realty Trust Inc REIT	2,515	64,133
HFF Inc 'A'	2,007	35,664
Highwoods Properties Inc REIT	1,822	64,881
Home BancShares Inc	852	22,126
ICG Group Inc *	178	2,029
Infinity Property & Casualty Corp	404	24,143
Inland Real Estate Corp REIT	5,246	53,614
INTL FCStone Inc *	313	5,462
Investors Real Estate Trust REIT	378	3,251
Kennedy-Wilson Holdings Inc	373	6,207
Ladenburg Thalmann Financial Services Inc *	7,409	12,225
LTC Properties Inc REIT	2,150	83,958
Maiden Holdings Ltd (Bermuda)	455	5,105
Main Street Capital Corp	159	4,403
MarketAxess Holdings Inc	2,684	125,477
Meadowbrook Insurance Group Inc	218	1,751
Meridian Interstate Bancorp Inc *	48	904
MGIC Investment Corp *	12,772	77,526
National Health Investors Inc REIT	1,761	105,413
National Interstate Corp	128	3,744
Netspend Holdings Inc *	2,514	40,149
Northfield Bancorp Inc	937	10,982
Oritani Financial Corp	1,016	15,931
Penns Woods Bancorp Inc	18	754
Portfolio Recovery Associates Inc *	1,210	185,892
Potlatch Corp REIT	2,895	117,074
PS Business Parks Inc REIT	1,305	94,182
Pzena Investment Management Inc 'A'	806	5,255
Radian Group Inc	3,383	39,310
Regional Management Corp *	198	4,950
Roma Financial Corp *	467	8,481
Ryman Hospitality Properties REIT	2,047	79,853
Sabra Health Care REIT Inc	1,098	28,669
Saul Centers Inc REIT	561	24,942
SCBT Financial Corp	61	3,074
Sovran Self Storage Inc REIT	2,046	132,560
Strategic Hotels & Resorts Inc REIT *	10,928	96,822
Sun Communities Inc REIT	2,569	127,833
Tejon Ranch Co *	922	26,268
The Geo Group Inc REIT	2,239	76,014
Tower Group International Ltd (Bermuda)	314	6,440
Tree.com Inc	262	4,491
UMH Properties Inc REIT	199	2,044
United Fire Group Inc	121	3,004
Universal Health Realty Income Trust REIT	852	36,747
Universal Insurance Holdings Inc	195	1,381
Urstadt Biddle Properties Inc 'A' REIT	1,301	26,241
Virtus Investment Partners Inc *	415	73,152
Washington REIT	1,339	36,033
Westwood Holdings Group Inc	501	21,503
Winthrop Realty Trust REIT	139	1,672

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-45

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
WisdomTree Investments Inc *	7,187	$83,154
World Acceptance Corp *	665	57,815
ZAIS Financial Corp REIT	360	6,541

		3,764,164

Health Care - 19.3%

Abaxis Inc	1,581	75,113
ABIOMED Inc *	2,771	59,743
Acadia Healthcare Co Inc *	2,535	83,832
ACADIA Pharmaceuticals Inc *	4,739	86,013
Accelerate Diagnostics Inc *	740	6,009
Accretive Health Inc *	4,210	45,510
Accuray Inc *	5,310	30,479
AcelRx Pharmaceuticals Inc *	1,495	13,859
Achillion Pharmaceuticals Inc *	6,906	56,491
Acorda Therapeutics Inc *	2,902	95,737
Addus HomeCare Corp *	42	829
Aegerion Pharmaceuticals Inc *	2,063	130,670
Air Methods Corp	2,783	94,288
Akorn Inc *	4,166	56,324
Align Technology Inc *	5,234	193,867
Alimera Sciences Inc *	1,211	5,910
Alliance HealthCare Services Inc *	140	2,190
Alnylam Pharmaceuticals Inc *	3,923	121,652
AMAG Pharmaceuticals Inc *	1,543	34,332
Amicus Therapeutics Inc *	2,105	4,905
AMN Healthcare Services Inc *	3,293	47,156
Ampio Pharmaceuticals Inc *	1,983	11,442
AmSurg Corp *	669	23,482
Anacor Pharmaceuticals Inc *	1,816	10,151
Analogic Corp	393	28,622
Anika Therapeutics Inc *	505	8,585
Antares Pharma Inc *	8,089	33,650
Arena Pharmaceuticals Inc *	13,735	105,760
ArQule Inc *	4,019	9,324
Array BioPharma Inc *	8,369	37,995
ArthroCare Corp *	1,652	57,044
Astex Pharmaceuticals Inc *	968	3,979
athenahealth Inc *	2,629	222,729
AtriCure Inc *	1,496	14,212
Atrion Corp	112	24,496
Auxilium Pharmaceuticals Inc *	3,529	58,687
AVANIR Pharmaceuticals Inc 'A' *	10,382	47,757
Bio-Reference Labs Inc *	1,751	50,341
BioDelivery Sciences International Inc *	2,190	8,891
Biolase Inc *	2,075	7,429
BioScrip Inc *	996	16,434
Biotime Inc *	2,684	10,629
Cadence Pharmaceuticals Inc *	4,421	30,151
Cambrex Corp *	1,043	14,571
Cantel Medical Corp	1,564	52,973
Capital Senior Living Corp *	2,050	48,995
Cardiovascular Systems Inc *	1,495	31,694
Cell Therapeutics Inc *	8,058	8,461
Celldex Therapeutics Inc *	5,413	84,497
Cempra Inc *	1,057	8,276
Centene Corp *	3,891	204,122
Cepheid Inc *	4,802	165,285
Cerus Corp *	4,989	22,051
Chelsea Therapeutics International Ltd *	4,794	11,026
Chemed Corp	1,351	97,853
ChemoCentryx Inc *	1,754	24,802
Chimerix Inc *	605	14,665
Chindex International Inc *	183	2,968
Clovis Oncology Inc *	995	66,645
Computer Programs & Systems Inc	794	39,017
Corcept Therapeutics Inc *	3,820	6,609
Coronado Biosciences Inc *	1,594	13,708
Corvel Corp *	922	26,987
CryoLife Inc	144	901

	Shares	Value
Curis Inc *	4,379	$13,969
Cyberonics Inc *	1,977	102,725
Cynosure Inc 'A' *	468	12,159
Cytokinetics Inc *	1,416	16,383
Cytori Therapeutics Inc *	3,526	8,110
Dendreon Corp *	11,291	46,519
Depomed Inc *	4,050	22,721
DexCom Inc *	5,061	113,619
Durata Therapeutics Inc *	936	6,739
Dyax Corp *	7,827	27,081
Dynavax Technologies Corp *	11,552	12,707
Emergent Biosolutions Inc *	340	4,903
Emeritus Corp *	2,885	66,874
Enanta Pharmaceuticals Inc *	258	4,569
Endocyte Inc *	2,183	28,663
Endologix Inc *	4,491	59,641
Epizyme Inc *	422	11,871
Exact Sciences Corp *	4,588	63,819
Exactech Inc *	128	2,528
ExamWorks Group Inc *	2,164	45,942
Exelixis Inc *	13,165	59,769
Fibrocell Science Inc *	1,199	7,338
Fluidigm Corp *	1,836	32,057
Furiex Pharmaceuticals Inc *	477	16,251
Galena Biopharma Inc *	5,968	13,249
GenMark Diagnostics Inc *	2,079	21,497
Genomic Health Inc *	1,195	37,893
Gentiva Health Services Inc *	2,239	22,300
Globus Medical Inc 'A' *	3,905	65,838
Greenway Medical Technologies Inc *	1,028	12,686
GTx Inc *	1,875	12,375
Haemonetics Corp *	3,654	151,093
Halozyme Therapeutics Inc *	6,364	50,530
Hanger Inc *	1,071	33,876
Harvard Bioscience Inc *	112	530
HealthSouth Corp *	5,225	150,480
HealthStream Inc *	1,442	36,511
Healthways Inc *	1,603	27,860
HeartWare International Inc *	1,170	111,279
Hi-Tech Pharmacal Co Inc	276	9,163
HMS Holdings Corp *	6,277	146,254
Horizon Pharma Inc *	1,907	4,691
Hyperion Therapeutics Inc *	600	13,200
ICU Medical Inc *	840	60,530
Idenix Pharmaceuticals Inc *	6,283	22,682
ImmunoGen Inc *	4,634	76,878
Immunomedics Inc *	4,959	26,977
Infinity Pharmaceuticals Inc *	3,425	55,656
Insmed Inc *	2,019	24,147
Insulet Corp *	3,825	120,143
Insys Therapeutics Inc *	362	5,010
Integra LifeSciences Holdings Corp *	778	28,498
Intercept Pharmaceuticals Inc *	449	20,133
InterMune Inc *	5,427	52,208
IPC The Hospitalist Co Inc *	1,200	61,632
Ironwood Pharmaceuticals Inc 'A' *	6,657	66,237
Isis Pharmaceuticals Inc *	8,038	215,981
KaloBios Pharmaceuticals Inc *	644	3,645
Keryx Biopharmaceuticals Inc *	5,853	43,722
KYTHERA Biopharmaceuticals Inc *	728	19,692
Landauer Inc	682	32,947
Lannett Co Inc *	1,163	13,851
Lexicon Pharmaceuticals Inc *	15,112	32,793
Ligand Pharmaceuticals Inc 'B' *	1,275	47,711
Luminex Corp *	2,673	55,091
MAKO Surgical Corp *	3,025	36,451
MannKind Corp *	10,648	69,212
Masimo Corp	3,485	73,882
MedAssets Inc *	4,357	77,293
Medical Action Industries Inc *	413	3,180

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-46

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Medidata Solutions Inc *	1,903	$147,387
MEI Pharma Inc *	685	4,884
Merge Healthcare Inc *	4,678	16,841
Meridian Bioscience Inc	2,967	63,791
Merrimack Pharmaceuticals Inc *	6,497	43,725
MiMedx Group Inc *	6,013	42,452
Molina Healthcare Inc *	2,027	75,364
Momenta Pharmaceuticals Inc *	2,821	42,484
MWI Veterinary Supply Inc *	916	112,888
Nanosphere Inc *	3,006	9,228
National Research Corp 'A' *	188	3,384
National Research Corp 'B'	93	3,249
Natus Medical Inc *	1,279	17,458
Navidea Biopharmaceuticals Inc *	7,307	19,510
Nektar Therapeutics *	5,717	66,031
Neogen Corp *	1,711	95,063
NeoGenomics Inc *	2,338	9,305
Neurocrine Biosciences Inc *	4,778	63,930
NewLink Genetics Corp *	1,207	23,802
Novavax Inc *	9,574	19,627
NPS Pharmaceuticals Inc *	4,618	69,732
NuVasive Inc *	678	16,808
NxStage Medical Inc *	4,273	61,018
Omeros Corp *	2,145	10,811
Omnicell Inc *	1,394	28,647
Omthera Pharmaceuticals Inc *	423	5,626
OncoGenex Pharmaceutical Inc *	1,056	10,349
Opko Health Inc *	10,168	72,193
Optimer Pharmaceuticals Inc *	3,488	50,471
Orexigen Therapeutics Inc *	6,774	39,628
Osiris Therapeutics Inc *	1,189	11,973
OvaScience Inc *	639	8,774
Owens & Minor Inc	962	32,544
Pacira Pharmaceuticals Inc *	1,971	57,159
PAREXEL International Corp *	4,069	186,930
PDL BioPharma Inc	9,992	77,138
Peregrine Pharmaceuticals Inc *	9,807	12,651
PhotoMedex Inc *	317	5,053
Portola Pharmaceuticals Inc *	693	17,027
Progenics Pharmaceuticals Inc *	2,943	13,126
Puma Biotechnology Inc *	1,584	70,282
Quality Systems Inc	2,859	53,492
Questcor Pharmaceuticals Inc	3,713	168,793
Quidel Corp *	2,010	51,315
Raptor Pharmaceutical Corp *	3,973	37,148
Receptos Inc *	413	8,215
Regulus Therapeutics Inc *	645	6,327
Repligen Corp *	2,240	18,458
Repros Therapeutics Inc *	1,336	24,649
Rochester Medical Corp *	772	11,372
Rockwell Medical Inc *	472	1,704
Sagent Pharmaceuticals Inc *	1,191	24,987
Sangamo Biosciences Inc *	3,850	30,069
Santarus Inc *	3,966	83,484
Sarepta Therapeutics Inc *	2,284	86,906
SciClone Pharmaceuticals Inc *	2,833	14,052
Sequenom Inc *	8,243	34,703
SIGA Technologies Inc *	2,430	6,901
Skilled Healthcare Group Inc 'A' *	1,353	9,038
Spectranetics Corp *	2,889	53,967
Staar Surgical Co *	2,458	24,949
Stemline Therapeutics Inc *	654	15,591
STERIS Corp	4,216	180,782
Sucampo Pharmaceuticals Inc 'A' *	977	6,429
Sunesis Pharmaceuticals Inc *	2,359	12,290
Supernus Pharmaceuticals Inc *	1,067	6,861
SurModics Inc *	1,033	20,670
Synageva BioPharma Corp *	1,222	51,324
Synergy Pharmaceuticals Inc *	5,757	24,870
Synta Pharmaceuticals Corp *	2,900	14,471

	Shares	Value
Team Health Holdings Inc *	4,914	$201,818
TearLab Corp *	1,829	19,424
TESARO Inc *	957	31,332
Tetraphase Pharmaceuticals Inc *	821	5,772
TG Therapeutics Inc *	911	5,821
The Ensign Group Inc	1,319	46,455
The Medicines Co *	4,007	123,255
The Providence Service Corp *	759	22,079
TherapeuticsMD Inc *	5,600	16,968
Thoratec Corp *	4,100	128,371
Threshold Pharmaceuticals Inc *	3,413	17,952
Triple-S Management Corp 'B' *	92	1,975
Trius Therapeutics Inc *	2,663	21,624
U.S. Physical Therapy Inc	864	23,881
Unilife Corp *	6,546	20,751
Utah Medical Products Inc	237	12,869
Vanda Pharmaceuticals Inc *	2,034	16,435
Vanguard Health Systems Inc *	2,080	43,139
Vascular Solutions Inc *	1,182	17,387
Verastem Inc *	1,028	14,269
Vical Inc *	4,975	15,572
ViroPharma Inc *	4,670	133,796
Vivus Inc *	7,207	90,664
Vocera Communications Inc *	1,275	18,743
Volcano Corp *	3,905	70,798
West Pharmaceutical Services Inc	2,473	173,753
XenoPort Inc *	479	2,371
XOMA Corp *	3,951	14,342
Zeltiq Aesthetics Inc *	1,261	8,058
ZIOPHARM Oncology Inc *	4,784	10,046
Zogenix Inc *	5,139	8,788

		10,227,917

Industrials - 14.8%

AAON Inc	1,340	44,327
Acacia Research Corp	1,011	22,596
Accuride Corp *	2,687	13,596
Aceto Corp	395	5,502
Acorn Energy Inc *	1,304	11,006
Acuity Brands Inc	3,069	231,771
Aegion Corp *	336	7,563
Aircastle Ltd (Bermuda)	1,997	31,932
Albany International Corp 'A'	304	10,026
Allegiant Travel Co	1,073	113,727
Altra Holdings Inc	1,930	52,843
American Science & Engineering Inc	92	5,152
American Woodmark Corp *	714	24,776
Apogee Enterprises Inc	1,466	35,184
Applied Industrial Technologies Inc	2,775	134,116
Astronics Corp *	899	36,742
AT Cross Co 'A' *	636	10,780
AZZ Inc	1,823	70,295
Barrett Business Services Inc	505	26,366
Beacon Roofing Supply Inc *	3,490	132,201
Belden Inc	2,792	139,405
Blount International Inc *	3,525	41,665
BlueLinx Holdings Inc *	2,447	5,261
Builders FirstSource Inc *	3,225	19,285
CAI International Inc *	436	10,277
Capstone Turbine Corp *	21,837	25,549
Casella Waste Systems Inc 'A' *	2,508	10,809
Ceco Environmental Corp	601	7,392
Celadon Group Inc	104	1,898
Cenveo Inc *	1,951	4,156
Chart Industries Inc *	2,170	204,175
CIRCOR International Inc	74	3,764
CLARCOR Inc	3,555	185,607
Coleman Cable Inc	616	11,125
Columbus McKinnon Corp *	199	4,243
Comfort Systems USA Inc	702	10,474

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-47

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Commercial Vehicle Group Inc *	1,209	$9,019
Cubic Corp	98	4,714
Deluxe Corp	2,367	82,017
Douglas Dynamics Inc	1,454	18,873
DXP Enterprises Inc *	678	45,155
Dycom Industries Inc *	886	20,502
Echo Global Logistics Inc *	1,271	24,772
Edgen Group Inc *	1,217	7,764
Encore Wire Corp	180	6,138
Energy Recovery Inc *	1,357	5,604
EnerNOC Inc *	654	8,672
EnerSys	1,126	55,219
Enphase Energy Inc *	1,143	8,835
EnPro Industries Inc *	739	37,512
Erickson Air-Crane Inc *	189	3,555
ESCO Technologies Inc	538	17,420
Exponent Inc	943	55,741
Federal Signal Corp *	4,461	39,034
Flow International Corp *	708	2,613
Forward Air Corp	2,160	82,685
Franklin Covey Co *	450	6,057
Franklin Electric Co Inc	3,217	108,252
FuelCell Energy Inc *	11,366	14,435
Furmanite Corp *	1,669	11,166
G&K Services Inc 'A'	233	11,091
GenCorp Inc *	3,390	55,121
Generac Holdings Inc	3,687	136,456
General Cable Corp	267	8,210
Global Brass & Copper Holdings Inc *	125	1,655
GP Strategies Corp *	1,048	24,963
Graham Corp	717	21,532
Great Lakes Dredge & Dock Co	404	3,159
H&E Equipment Services Inc	2,123	44,732
Healthcare Services Group Inc	4,896	120,050
Heartland Express Inc	2,499	34,661
HEICO Corp	3,798	191,305
Heritage-Crystal Clean Inc *	582	8,503
Herman Miller Inc	4,196	113,586
HNI Corp	3,080	111,096
Houston Wire & Cable Co	413	5,716
Hub Group Inc 'A' *	2,647	96,404
Huron Consulting Group Inc *	221	10,219
Hyster-Yale Materials Handling Inc	752	47,218
InnerWorkings Inc *	3,170	34,394
Innovative Solutions & Support Inc	888	5,683
Insperity Inc	1,609	48,753
Insteel Industries Inc	1,203	21,077
Interface Inc	4,248	72,089
John Bean Technologies Corp	2,073	43,554
Kaman Corp	1,259	43,511
Kforce Inc	1,768	25,813
Knight Transportation Inc	4,205	70,728
Knoll Inc	2,336	33,195
Lindsay Corp	920	68,982
LMI Aerospace Inc *	67	1,256
Manitex International Inc *	877	9,603
MasTec Inc *	4,255	139,989
Matson Inc	3,052	76,300
McGrath RentCorp	872	29,788
Met-Pro Corp	56	753
Mine Safety Appliances Co	2,025	94,264
Mistras Group Inc *	1,143	20,094
Mobile Mini Inc *	269	8,917
Moog Inc 'A' *	298	15,356
Mueller Industries Inc	2,010	101,364
Mueller Water Products Inc 'A'	11,299	78,076
Multi-Color Corp	531	16,111
National Presto Industries Inc	29	2,089
National Technical Systems Inc *	415	5,806
NCI Building Systems Inc *	1,250	19,112

	Shares	Value
Nortek Inc *	644	$41,493
Odyssey Marine Exploration Inc *	5,273	15,608
Omega Flex Inc	191	2,840
On Assignment Inc *	3,272	87,428
Pacer International Inc *	249	1,571
Park-Ohio Holdings Corp *	619	20,415
Patrick Industries Inc *	479	9,958
Pendrell Corp *	1,687	4,420
Performant Financial Corp *	1,596	18,498
PGT Inc *	2,382	20,652
Pike Electric Corp	1,012	12,448
Ply Gem Holdings Inc *	1,018	20,421
Polypore International Inc *	3,338	134,521
Power Solutions International Inc *	100	3,359
PowerSecure International Inc *	1,354	20,351
Preformed Line Products Co	19	1,260
Primoris Services Corp	2,528	49,852
Proto Labs Inc *	1,221	79,328
Quality Distribution Inc *	513	4,535
Raven Industries Inc	2,602	78,008
RBC Bearings Inc *	1,645	85,458
Republic Airways Holdings Inc *	1,828	20,711
Revolution Lighting Technologies Inc *	1,994	7,976
Rexnord Corp *	2,165	36,480
Roadrunner Transportation Systems Inc *	621	17,289
RPX Corp *	324	5,443
Rush Enterprises Inc 'A' *	916	22,671
Saia Inc *	1,737	52,043
Simpson Manufacturing Co Inc	239	7,031
SkyWest Inc	193	2,613
Spirit Airlines Inc *	4,313	137,024
Standard Parking Corp *	717	15,387
Standex International Corp	178	9,389
Steelcase Inc 'A'	693	10,104
Sterling Construction Co Inc *	99	897
Sun Hydraulics Corp	1,536	48,046
Swift Transportation Co *	6,010	99,405
TAL International Group Inc *	1,133	49,365
Taser International Inc *	3,670	31,268
Team Inc *	1,474	55,791
Teledyne Technologies Inc *	831	64,278
Tennant Co	1,319	63,668
Tetra Tech Inc *	361	8,487
Textainer Group Holdings Ltd (Bermuda)	511	19,643
The Advisory Board Co *	2,540	138,811
The Brink's Co	2,435	62,117
The Corporate Executive Board Co	2,406	152,107
The ExOne Co *	375	23,145
The Gorman-Rupp Co	772	24,580
The KEYW Holding Corp *	880	11,660
The Middleby Corp *	1,345	228,771
Thermon Group Holdings Inc *	1,937	39,515
Titan International Inc	2,912	49,125
TMS International Corp 'A'	473	7,015
Trex Co Inc *	1,232	58,508
TriMas Corp *	2,840	105,875
TrueBlue Inc *	2,910	61,255
UniFirst Corp	578	52,742
Universal Truckload Services Inc *	382	9,210
US Airways Group Inc *	4,633	76,074
US Ecology Inc	1,314	36,056
USG Corp *	5,188	119,583
UTi Worldwide Inc (United Kingdom)	4,627	76,207
Wabash National Corp *	398	4,052
WageWorks Inc *	1,786	61,528
Watsco Inc	1,838	154,318
Watts Water Technologies Inc 'A'	152	6,892
Werner Enterprises Inc	928	22,430
Wesco Aircraft Holdings Inc *	634	11,773
West Corp	1,003	22,206

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-48

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Woodward Inc	4,920	$196,800
Xerium Technologies Inc *	781	7,951
XPO Logistics Inc *	355	6,422
YRC Worldwide Inc *	156	4,485

		7,842,320

Information Technology – 23.0%

ACI Worldwide Inc *	2,853	132,607
Actuate Corp *	3,182	21,129
Acxiom Corp *	1,327	30,096
ADTRAN Inc	2,759	67,899
Advanced Energy Industries Inc *	2,632	45,823
Advent Software Inc *	2,338	81,970
Alliance Fiber Optic Products Inc	410	8,204
Ambarella Inc * (Cayman)	1,323	22,266
American Software Inc 'A'	1,728	15,016
Anaren Inc *	90	2,065
Angie's List Inc *	1,710	45,401
Anixter International Inc *	1,131	85,741
Applied Micro Circuits Corp *	4,843	42,618
ARRIS Group Inc *	7,350	105,473
Aruba Networks Inc *	8,157	125,292
Aspen Technology Inc *	6,326	182,126
AVG Technologies NV * (Netherlands)	1,713	33,318
Badger Meter Inc	1,029	45,842
Bazaarvoice Inc *	1,907	17,964
Blackbaud Inc	3,269	106,471
Blackhawk Network Holdings Inc *	821	19,047
Blucora Inc *	1,850	34,299
Bottomline Technologies Inc *	2,706	68,435
Brightcove Inc *	2,012	17,625
BroadSoft Inc *	2,008	55,421
Cabot Microelectronics Corp *	1,667	55,028
CalAmp Corp *	2,511	36,661
Calix Inc *	2,479	25,038
Callidus Software Inc *	2,700	17,793
Carbonite Inc *	851	10,544
Cardtronics Inc *	3,211	88,624
Cass Information Systems Inc	738	34,022
Cavium Inc *	3,675	129,985
ChannelAdvisor Corp *	429	6,748
Ciena Corp *	5,380	104,480
Cirrus Logic Inc *	1,843	31,995
Cognex Corp	3,110	140,634
Coherent Inc	1,477	81,338
CommVault Systems Inc *	3,327	252,486
Computer Task Group Inc	1,105	25,382
comScore Inc *	2,557	62,365
Comverse Inc *	1,590	47,318
Constant Contact Inc *	2,201	35,370
Cornerstone OnDemand Inc *	2,888	125,022
CoStar Group Inc *	2,042	263,561
Cray Inc *	1,453	28,537
CSG Systems International Inc *	1,329	28,839
Cyan Inc *	113	1,181
Cypress Semiconductor Corp *	10,522	112,901
Daktronics Inc	551	5,653
Datalink Corp *	1,125	11,970
Dealertrack Technologies Inc *	2,771	98,177
Demandware Inc *	1,150	48,772
Dice Holdings Inc *	2,912	26,820
Digimarc Corp	453	9,409
Diodes Inc *	2,005	52,070
DTS Inc *	1,309	26,939
E2open Inc *	1,054	18,445
Ebix Inc	1,659	15,362
eGain Corp *	931	8,956
Electro Rent Corp	686	11,518
Electronics for Imaging Inc *	1,783	50,441
Ellie Mae Inc *	1,881	43,414
Entegris Inc *	1,494	14,029

	Shares	Value
Envestnet Inc *	1,616	$39,754
EPAM Systems Inc *	1,564	42,510
EPIQ Systems Inc	143	1,926
ePlus Inc	16	958
Euronet Worldwide Inc *	3,565	113,581
EVERTEC Inc *	2,111	46,379
ExactTarget Inc *	3,063	103,284
Exar Corp *	2,734	29,445
ExlService Holdings Inc *	2,332	68,934
Fair Isaac Corp	2,567	117,646
FARO Technologies Inc *	1,114	37,676
FEI Co	2,759	201,379
FleetMatics Group PLC * (Ireland)	1,169	38,846
Forrester Research Inc	899	32,984
Fusion-io Inc *	3,815	54,326
Global Eagle Entertainment Inc *	1,500	15,090
Glu Mobile Inc *	3,820	8,404
GT Advanced Technologies Inc *	7,204	29,897
Guidance Software Inc *	1,200	10,488
Guidewire Software Inc *	3,001	126,192
Heartland Payment Systems Inc	2,600	96,850
Higher One Holdings Inc *	2,241	26,085
Hittite Microwave Corp *	2,256	130,848
iGate Corp *	2,490	40,886
Immersion Corp *	1,864	24,698
Imperva Inc *	1,445	65,083
Infinera Corp *	7,434	79,321
Infoblox Inc *	3,584	104,868
Inphi Corp *	669	7,359
Integrated Device Technology Inc *	2,764	21,946
Interactive Intelligence Group Inc *	1,112	57,379
InterDigital Inc	2,945	131,494
Intermec Inc *	4,325	42,515
Intermolecular Inc *	1,232	8,957
InvenSense Inc *	4,062	62,474
Ixia *	4,040	74,336
j2 Global Inc	3,285	139,645
Jive Software Inc *	2,834	51,494
KVH Industries Inc *	942	12,538
Lattice Semiconductor Corp *	2,132	10,809
Lionbridge Technologies Inc *	3,920	11,368
Liquidity Services Inc *	1,782	61,782
Littelfuse Inc	1,429	106,618
LivePerson Inc *	3,946	35,336
LogMeIn Inc *	1,740	42,560
M/A-COM Technology Solutions Holdings Inc *	710	10,366
Manhattan Associates Inc *	1,393	107,484
Marin Software Inc *	658	6,738
Market Leader Inc *	1,710	18,297
Marketo Inc *	499	12,410
MAXIMUS Inc	2,444	182,029
MaxLinear Inc 'A' *	1,645	11,515
Maxwell Technologies Inc *	2,094	14,972
Measurement Specialties Inc *	972	45,227
Mesa Laboratories Inc	185	10,014
Methode Electronics Inc	1,486	25,277
Micrel Inc	3,339	32,989
Microsemi Corp *	5,175	117,731
MicroStrategy Inc 'A' *	650	56,524
Millennial Media Inc *	2,524	21,984
Mindspeed Technologies Inc *	2,651	8,589
Mitek Systems Inc *	1,590	9,190
Model N Inc *	581	13,572
MoneyGram International Inc *	386	8,743
Monolithic Power Systems Inc	2,630	63,409
Monotype Imaging Holdings Inc	2,738	69,573
MoSys Inc *	2,933	11,791
Move Inc *	2,857	36,627
MTS Systems Corp	1,132	64,071

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-49

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Nanometrics Inc *	1,123	$16,474
Neonode Inc *	1,798	10,698
Net Element International Inc *	200	1,038
NetScout Systems Inc *	2,593	60,521
NIC Inc	4,644	76,765
NVE Corp *	349	16,340
OmniVision Technologies Inc *	336	6,266
OpenTable Inc *	1,631	104,302
Oplink Communications Inc *	117	2,032
OSI Systems Inc *	1,321	85,099
ParkerVision Inc *	6,335	28,824
PCTEL Inc	185	1,569
PDF Solutions Inc *	1,800	33,174
Pegasystems Inc	1,246	41,268
Peregrine Semiconductor Corp *	1,887	20,587
Perficient Inc *	318	4,242
Planet Payment Inc *	3,000	8,280
Plantronics Inc	2,845	124,952
PLX Technology Inc *	3,036	14,451
PMC-Sierra Inc *	6,249	39,681
Power Integrations Inc	2,075	84,162
Procera Networks Inc *	278	3,817
Progress Software Corp *	1,964	45,192
Proofpoint Inc *	1,561	37,823
PROS Holdings Inc *	1,611	48,249
PTC Inc *	8,563	210,050
QAD Inc 'A'	383	4,397
QLIK Technologies Inc *	6,229	176,094
Qualys Inc *	1,064	17,152
Rally Software Development Corp *	494	12,261
Rambus Inc *	7,988	68,617
RealD Inc *	2,477	34,430
RealPage Inc *	3,330	61,072
Reis Inc *	594	10,983
Responsys Inc *	2,436	34,859
RF Micro Devices Inc *	17,590	94,107
Rofin-Sinar Technologies Inc *	140	3,492
Rogers Corp *	472	22,335
Rosetta Stone Inc *	830	12,234
Rubicon Technology Inc *	145	1,161
Ruckus Wireless Inc *	3,114	39,890
Rudolph Technologies Inc *	397	4,446
Sapiens International Corp NV (Netherlands)	201	1,154
Sapient Corp *	7,903	103,213
SciQuest Inc *	1,629	40,806
Semtech Corp *	4,821	168,880
ServiceSource International Inc *	4,370	40,728
ShoreTel Inc *	538	2,168
Shutterstock Inc *	365	20,360
Silicon Graphics International Corp *	2,419	32,366
Silicon Image Inc *	5,520	32,292
Silver Spring Networks Inc *	424	10,575
Sonus Networks Inc *	1,095	3,296
Sourcefire Inc *	2,230	123,877
Spark Networks Inc *	1,256	10,613
SPS Commerce Inc *	1,074	59,070
SS&C Technologies Holdings Inc *	4,168	137,127
Stamps.com Inc *	935	36,830
SunEdison Inc *	16,591	135,549
SunPower Corp *	2,952	61,106
support.com Inc *	3,591	16,411
Synaptics Inc *	2,325	89,652
Synchronoss Technologies Inc *	2,091	64,549
Syntel Inc	1,104	69,409
Take-Two Interactive Software Inc *	5,799	86,811
Tangoe Inc *	2,220	34,255
TeleTech Holdings Inc *	923	21,626
Tessco Technologies Inc	28	739
The Hackett Group Inc	575	2,984

	Shares	Value
TiVo Inc *	4,219	$46,620
Travelzoo Inc *	567	15,456
TriQuint Semiconductor Inc *	1,157	8,018
Trulia Inc *	1,715	53,319
Tyler Technologies Inc *	2,255	154,580
Ubiquiti Networks Inc	901	15,804
Ultimate Software Group Inc *	1,979	232,117
Ultra Clean Holdings Inc *	109	659
Ultratech Inc *	1,985	72,889
Uni-Pixel Inc *	724	10,650
Unisys Corp *	160	3,531
Universal Display Corp *	2,879	80,929
Unwired Planet Inc *	3,880	7,566
ValueClick Inc *	5,453	134,580
VASCO Data Security International Inc *	862	7,163
Veeco Instruments Inc *	629	22,279
Verint Systems Inc *	3,771	133,757
ViaSat Inc *	2,829	202,160
VirnetX Holding Corp *	3,022	60,410
Virtusa Corp *	1,461	32,376
VistaPrint NV * (Netherlands)	2,337	115,378
Vocus Inc *	128	1,347
Volterra Semiconductor Corp *	144	2,033
Vringo Inc *	879	2,786
Web.com Group Inc *	3,000	76,800
WebMD Health Corp *	2,511	73,748
WEX Inc *	2,776	212,919
XO Group Inc *	1,920	21,504
Xoom Corp *	523	11,987
Yelp Inc *	2,130	74,060
Zillow Inc 'A' *	1,490	83,887
Zix Corp *	4,441	18,785

		12,245,974

Materials - 5.0%

ADA-ES Inc *	720	30,326
AEP Industries Inc *	314	23,358
AMCOL International Corp	768	24,338
American Pacific Corp *	421	11,935
American Vanguard Corp	2,049	48,008
Arabian American Development Co *	1,309	11,388
Balchem Corp	2,123	95,004
Berry Plastics Group Inc *	3,961	87,419
Boise Cascade Co *	968	24,597
Buckeye Technologies Inc	1,741	64,487
Calgon Carbon Corp *	3,866	64,485
Chase Corp	140	3,130
Chemtura Corp *	7,033	142,770
Clearwater Paper Corp *	1,249	58,778
Coeur Mining Inc *	2,725	36,243
Deltic Timber Corp	798	46,140
Ferro Corp *	5,186	36,043
Flotek Industries Inc *	3,418	61,319
FutureFuel Corp	367	5,200
Globe Specialty Metals Inc	263	2,859
Gold Resource Corp	2,365	20,599
Graphic Packaging Holding Co *	15,017	116,232
H.B. Fuller Co	3,601	136,154
Handy & Harman Ltd *	359	6,419
Hawkins Inc	674	26,549
Headwaters Inc *	5,247	46,384
Hecla Mining Co	3,418	10,186
Innophos Holdings Inc	1,570	74,057
Innospec Inc	1,588	63,806
KapStone Paper & Packaging Corp	2,921	117,366
KMG Chemicals Inc	478	10,086
Koppers Holdings Inc	1,483	56,621
Landec Corp *	1,849	24,425
Louisiana-Pacific Corp *	7,222	106,813
LSB Industries Inc *	750	22,808

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-50

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Materion Corp	771	$20,886
Midway Gold Corp * (Canada)	7,249	6,959
Myers Industries Inc	274	4,113
Neenah Paper Inc	122	3,876
Olin Corp	3,821	91,398
Olympic Steel Inc	167	4,092
OM Group Inc *	149	4,607
OMNOVA Solutions Inc *	3,371	27,002
Paramount Gold & Silver Corp *	9,889	11,768
Penford Corp *	108	1,446
PH Glatfelter Co	2,737	68,699
PolyOne Corp	7,110	176,186
Quaker Chemical Corp	231	14,324
Schnitzer Steel Industries Inc 'A'	98	2,291
Schweitzer-Mauduit International Inc	1,624	81,005
Stepan Co	804	44,710
Taminco Corp *	1,001	20,410
Texas Industries Inc *	1,453	94,648
Tredegar Corp	644	16,551
U.S. Concrete Inc *	966	15,862
U.S. Silica Holdings Inc	1,535	31,897
United States Lime & Minerals Inc *	133	6,949
Walter Energy Inc	1,572	16,349
Wausau Paper Corp	3,354	38,236
Worthington Industries Inc	3,782	119,927
Zep Inc	613	9,704

		2,650,227

Telecommunication Services - 0.8%

8x8 Inc *	5,169	42,593
Atlantic Tele-Network Inc	656	32,577
Cbeyond Inc *	136	1,066
Cincinnati Bell Inc *	4,828	14,774
Cogent Communications Group Inc	3,380	95,147
Consolidated Communications Holdings Inc	2,863	49,845
Fairpoint Communications Inc *	1,279	10,680
General Communication Inc 'A' *	2,257	17,672
HickoryTech Corp	975	10,364
IDT Corp 'B'	1,032	19,288
inContact Inc *	3,559	29,255
Leap Wireless International Inc *	869	5,848
Lumos Networks Corp	1,106	18,913
magicJack VocalTec Ltd * (Israel)	894	12,686
Neutral Tandem Inc	918	5,279
nTelos Holdings Corp	1,087	17,892
Premiere Global Services Inc *	685	8,268
Primus Telecommunications Group Inc	886	10,579
Shenandoah Telecommunications Co	1,533	25,570
Towerstream Corp *	3,677	9,376

		437,672

Utilities - 0.1%

American States Water Co	117	6,279
Pure Cycle Corp *	1,225	6,848
SJW Corp	305	7,991
South Jersey Industries Inc	427	24,514
UNS Energy Corp	183	8,186
York Water Co	683	12,997

		66,815

Total Common Stocks (Cost $42,889,937)		50,923,948

	Shares	Value
EXCHANGE-TRADED FUND - 1.4%

iShares Russell 2000 Growth Index Fund	6,888	$768,081

Total Exchange-Traded Fund (Cost $767,046)		768,081

	Principal Amount
SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $1,251,095; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $1,277,325)	$1,251,094	1,251,094

Total Short-Term Investment (Cost $1,251,094)		1,251,094

TOTAL INVESTMENTS - 99.7% (Cost $44,908,077)		52,943,190

OTHER ASSETS & LIABILITIES, NET - 0.3%		178,220

NET ASSETS - 100.0%		$53,121,410

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	23.0%
Health Care	19.3%
Consumer Discretionary	17.1%
Industrials	14.8%
Financials	7.1%
Materials	5.0%
Consumer Staples	4.8%
Energy	3.9%
Others (each less than 3.0%)	4.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2013, $131,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (09/13)	GSC	14	$1,359,825	$4,755

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-51

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio's investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio's assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$67	$67	$-	$-
	Common Stocks (1)	50,923,948	50,923,948	-	-
	Exchange-Traded Fund	768,081	768,081	-	-
	Short-Term Investment	1,251,094	-	1,251,094	-
	Derivatives:
	Equity Contracts
	Futures	4,755	4,755	-	-

	Total	$52,947,945	$51,696,851	$1,251,094	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-52

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer Discretionary - 0.0%

Federal-Mogul Corp Exp. 07/09/13 *	1,937	$329

Total Rights (Cost $0)		329

COMMON STOCKS - 93.2%

Consumer Discretionary - 10.1%

1-800-FLOWERS.COM Inc ‘A’ *	653	4,042
A.H. Belo Corp ‘A’	1,951	13,384
America’s Car-Mart Inc *	195	8,432
American Apparel Inc *	6,053	11,622
American Axle & Manufacturing Holdings Inc *	2,184	40,688
American Greetings Corp ‘A’	3,182	57,976
Ameristar Casinos Inc	454	11,936
Asbury Automotive Group Inc *	390	15,639
Ascent Capital Group Inc ‘A’ *	1,295	101,101
Barnes & Noble Inc *	3,983	63,569
Bassett Furniture Industries Inc	1,149	17,844
Beasley Broadcasting Group Inc ‘A’	370	3,101
Beazer Homes USA Inc *	1,170	20,498
bebe stores Inc	3,700	20,757
Belo Corp ‘A’	7,352	102,560
Biglari Holdings Inc *	127	52,121
Black Diamond Inc *	2,370	22,278
Bob Evans Farms Inc	2,620	123,088
Body Central Corp *	1,736	23,124
Bravo Brio Restaurant Group Inc *	140	2,495
Bridgepoint Education Inc *	1,934	23,556
Brown Shoe Co Inc	1,746	37,591
Brunswick Corp	516	16,486
Caesars Entertainment Corp *	458	6,275
Callaway Golf Co	7,477	49,199
Career Education Corp *	5,820	16,878
Carmike Cinemas Inc *	1,348	26,097
Carrols Restaurant Group Inc *	2,466	15,930
Cavco Industries Inc *	65	3,279
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	8,066	26,698
Citi Trends Inc *	1,536	22,318
Columbia Sportswear Co	1,357	85,016
Cooper Tire & Rubber Co	5,901	195,736
Core-Mark Holding Co Inc	1,045	66,357
Corinthian Colleges Inc *	8,361	18,729
Crocs Inc *	1,261	20,806
Crown Media Holdings Inc ‘A’ *	2,920	7,212
CSS Industries Inc	905	22,562
Culp Inc	117	2,035
Cumulus Media Inc ‘A’ *	1,815	6,153
Daily Journal Corp *	97	10,961
Dana Holding Corp	14,220	273,877
Del Frisco’s Restaurant Group Inc *	627	13,424
Denny’s Corp *	2,149	12,077
Destination Maternity Corp	156	3,838
Destination XL Group Inc *	4,443	28,169
Dex Media Inc *	1,807	31,749
Digital Generation Inc *	2,575	18,978
DineEquity Inc	828	57,024
Einstein Noah Restaurant Group Inc	74	1,051
Entercom Communications Corp ‘A’ *	2,585	24,402
Ethan Allen Interiors Inc	383	11,030
Federal-Mogul Corp *	1,937	19,777
Fifth & Pacific Cos Inc *	12,652	282,646
Flexsteel Industries Inc	518	12,629
Fred’s Inc ‘A’	3,909	60,550
Fuel Systems Solutions Inc *	1,483	26,531

	Shares	Value
G-III Apparel Group Ltd *	430	$20,692
Genesco Inc *	708	47,429
Global Sources Ltd * (Bermuda)	1,691	11,347
Gordmans Stores Inc *	707	9,622
Gray Television Inc *	4,928	35,482
Group 1 Automotive Inc	2,296	147,702
Harte-Hanks Inc	4,594	39,508
Haverty Furniture Cos Inc	1,604	36,908
Helen of Troy Ltd * (Bermuda)	3,365	129,115
hhgregg Inc *	1,384	22,102
Hooker Furniture Corp	1,160	18,862
Hovnanian Enterprises Inc ‘A’ *	3,548	19,904
Iconix Brand Group Inc *	3,209	94,377
International Speedway Corp ‘A’	2,919	91,861
Isle of Capri Casinos Inc *	2,191	16,432
Jack in the Box Inc *	945	37,129
JAKKS Pacific Inc	2,065	23,231
Johnson Outdoors Inc ‘A’ *	530	13,197
Jos. A. Bank Clothiers Inc *	2,510	103,713
Journal Communications Inc ‘A’ *	4,628	34,664
JTH Holding Inc ‘A’ *	63	1,024
Kirkland’s Inc *	443	7,642
La-Z-Boy Inc	4,082	82,742
LeapFrog Enterprises Inc *	6,720	66,125
Life Time Fitness Inc *	2,149	107,686
Lifetime Brands Inc	1,082	14,694
LIN TV Corp ‘A’ *	1,147	17,549
Lincoln Educational Services Corp	1,814	9,560
Live Nation Entertainment Inc *	14,831	229,880
Luby’s Inc *	2,100	17,745
M.D.C. Holdings Inc	3,303	107,381
M/I Homes Inc *	1,840	42,246
Mac-Gray Corp	1,135	16,117
Maidenform Brands Inc *	2,438	42,251
Marcus Corp	2,001	25,453
MarineMax Inc *	2,463	27,906
Marriott Vacations Worldwide Corp *	3,070	132,747
Martha Stewart Living Omnimedia Inc ‘A’ *	3,128	7,538
Matthews International Corp ‘A’	1,624	61,225
MDC Partners Inc ‘A’ (Canada)	1,753	31,624
Media General Inc ‘A’ *	2,044	22,545
Meredith Corp	3,772	179,924
Meritage Homes Corp *	672	29,138
Modine Manufacturing Co *	4,952	53,878
Monarch Casino & Resort Inc *	436	7,351
Morgans Hotel Group Co *	1,628	13,122
Movado Group Inc	1,765	59,710
NACCO Industries Inc ‘A’	528	30,244
National CineMedia Inc	4,201	70,955
New York & Co Inc *	1,229	7,804
Office Depot Inc *	19,528	75,573
OfficeMax Inc	9,136	93,461
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	10,132	123,205
Pacific Sunwear of California Inc *	554	2,022
Penske Automotive Group Inc	3,456	105,546
Perry Ellis International Inc	1,295	26,301
Pinnacle Entertainment Inc *	465	9,147
Quiksilver Inc *	3,795	24,440
RadioShack Corp *	10,525	33,259
Reading International Inc ‘A’ *	1,726	10,977
Red Robin Gourmet Burgers Inc *	192	10,595
Regis Corp	5,023	82,478
Remy International Inc	1,471	27,316
Rent-A-Center Inc	6,105	229,243
Rentrak Corp *	83	1,666
RG Barry Corp	941	15,282
Ruby Tuesday Inc *	6,458	59,607
Saga Communications Inc ‘A’	371	17,033
Saks Inc *	11,035	150,517
Salem Communications Corp ‘A’	1,078	8,074

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-53

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Scholastic Corp	2,792	$81,778
Scientific Games Corp ‘A’ *	1,304	14,670
Sears Hometown & Outlet Stores Inc *	326	14,253
Select Comfort Corp *	353	8,846
Shiloh Industries Inc	637	6,650
Shoe Carnival Inc	1,582	37,984
Skechers U.S.A. Inc ‘A’ *	4,076	97,865
Skullcandy Inc *	1,913	10,445
Sonic Automotive Inc ‘A’	3,067	64,836
Sonic Corp *	1,219	17,749
Spartan Motors Inc	3,616	22,130
Speedway Motorsports Inc	1,224	21,298
Stage Stores Inc	3,472	81,592
Standard Motor Products Inc	604	20,741
Standard Pacific Corp *	15,638	130,265
Stein Mart Inc	1,403	19,151
Steiner Leisure Ltd * (Bahamas)	1,051	55,556
Steinway Musical Instruments Inc *	724	22,031
Stewart Enterprises Inc ‘A’	747	9,778
Stoneridge Inc *	502	5,843
Superior Industries International Inc	2,433	41,872
Systemax Inc	1,100	10,351
The Bon-Ton Stores Inc	109	1,967
The Cato Corp ‘A’	2,321	57,932
The Children’s Place Retail Stores Inc *	1,606	88,009
The E.W. Scripps Co ‘A’ *	3,286	51,196
The Finish Line Inc ‘A’	3,418	74,717
The Jones Group Inc	8,461	116,339
The McClatchy Co ‘A’ *	1,357	3,094
The Men’s Wearhouse Inc	5,306	200,832
The New York Times Co ‘A’ *	13,632	150,770
The Pep Boys-Manny Moe & Jack *	5,614	65,010
Tilly’s Inc ‘A’ *	72	1,152
Town Sports International Holdings Inc	2,495	26,871
Trans World Entertainment Corp	1,048	5,093
TRI Pointe Homes Inc *	1,483	24,588
True Religion Apparel Inc	223	7,060
Tuesday Morning Corp *	4,527	46,945
Unifi Inc *	1,565	32,349
Universal Electronics Inc *	1,430	40,226
Universal Technical Institute Inc	2,216	22,891
Valassis Communications Inc	4,092	100,622
Valuevision Media Inc ‘A’ *	530	2,708
VOXX International Corp *	1,941	23,816
West Marine Inc *	1,759	19,349
Weyco Group Inc	649	16,355
WMS Industries Inc *	5,787	147,626
World Wrestling Entertainment Inc ‘A’	2,706	27,899
Zagg Inc *	3,259	17,436
Zale Corp *	3,421	31,131

		8,056,373

Consumer Staples - 2.5%

Alico Inc	43	1,725
Alliance One International Inc *	9,234	35,089
Boulder Brands Inc *	369	4,446
Cal-Maine Foods Inc	231	10,744
Central Garden & Pet Co ‘A’ *	3,858	26,620
Chiquita Brands International Inc *	4,869	53,170
Craft Brew Alliance Inc *	705	5,809
Darling International Inc *	9,135	170,459
Diamond Foods Inc *	2,340	48,555
Dole Food Co Inc *	5,417	69,067
Elizabeth Arden Inc *	412	18,569
Fairway Group Holdings Corp *	964	23,300
Fresh Del Monte Produce Inc (Cayman)	4,014	111,910
Griffin Land & Nurseries Inc	265	7,558
Harbinger Group Inc *	3,497	26,367
Harris Teeter Supermarkets Inc	4,626	216,774
Ingles Markets Inc ‘A’	1,330	33,583

	Shares	Value
Inter Parfums Inc	522	$14,887
John B Sanfilippo & Son Inc	831	16,753
Nash Finch Co	1,289	28,371
Nature’s Sunshine Products Inc	1,136	18,574
Nutraceutical International Corp	912	18,641
Oil-Dri Corp of America	392	10,768
Omega Protein Corp *	1,959	17,592
Orchids Paper Products Co	93	2,441
Post Holdings Inc *	3,440	150,190
Revlon Inc ‘A’ *	811	17,891
Rite Aid Corp *	30,330	86,744
Roundy’s Inc	2,672	22,258
Seaboard Corp	28	75,824
Seneca Foods Corp ‘A’ *	880	26,998
Snyder’s-Lance Inc	4,255	120,885
Spartan Stores Inc	2,293	42,283
SUPERVALU Inc *	5,620	34,956
Synutra International Inc *	196	998
The Andersons Inc	1,979	105,263
The Pantry Inc *	2,341	28,513
Tootsie Roll Industries Inc	133	4,227
TreeHouse Foods Inc *	1,329	87,103
Universal Corp	2,453	141,906
Vector Group Ltd	1,659	26,909
Village Super Market Inc ‘A’	248	8,206
Weis Markets Inc	1,166	52,552

		2,025,478

Energy - 6.6%

Adams Resources & Energy Inc	212	14,605
Alon USA Energy Inc	2,443	35,326
Alpha Natural Resources Inc *	23,295	122,066
Apco Oil and Gas International Inc * (Cayman)	801	9,236
Approach Resources Inc *	1,616	39,705
Arch Coal Inc	22,407	84,698
Basic Energy Services Inc *	3,177	38,410
Berry Petroleum Co ‘A’	3,776	159,800
Bill Barrett Corp *	3,665	74,106
Bolt Technology Corp	894	15,270
BPZ Resources Inc *	12,353	22,112
Bristow Group Inc	3,817	249,326
C&J Energy Services Inc *	4,755	92,104
Cal Dive International Inc *	10,192	19,161
Callon Petroleum Co *	4,326	14,579
CARBO Ceramics Inc	1,185	79,905
Carrizo Oil & Gas Inc *	611	17,310
Clayton Williams Energy Inc *	618	26,883
Cloud Peak Energy Inc *	6,429	105,950
Comstock Resources Inc	5,116	80,475
Contango Oil & Gas Co	1,108	37,395
Crimson Exploration Inc *	2,103	5,930
Crosstex Energy Inc	434	8,576
Dawson Geophysical Co *	837	30,852
Delek US Holdings Inc	1,361	39,170
Emerald Oil Inc *	3,860	26,480
Endeavour International Corp *	4,934	18,947
Energy XXI Ltd (Bermuda)	8,373	185,713
EPL Oil & Gas Inc *	2,136	62,713
Equal Energy Ltd (Canada)	3,686	15,518
Era Group Inc *	2,118	55,386
EXCO Resources Inc	6,954	53,129
Exterran Holdings Inc *	6,085	171,110
Forest Oil Corp *	10,995	44,970
Forum Energy Technologies Inc *	2,073	63,081
Frontline Ltd * (Bermuda)	5,458	9,661
GasLog Ltd (Bermuda)	2,663	34,086
Global Geophysical Services Inc *	2,192	10,346
Green Plains Renewable Energy Inc *	2,640	35,165
Gulf Island Fabrication Inc	1,518	29,070

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-54

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Gulfmark Offshore Inc ‘A’	2,821	$127,199
Halcon Resources Corp *	21,837	123,816
Hallador Energy Co	914	7,358
Helix Energy Solutions Group Inc *	11,192	257,864
Hercules Offshore Inc *	16,873	118,786
Hornbeck Offshore Services Inc *	3,578	191,423
ION Geophysical Corp *	10,970	66,039
Key Energy Services Inc *	16,098	95,783
Knightsbridge Tankers Ltd (Bermuda)	2,565	18,878
L&L Energy Inc *	3,151	11,281
Magnum Hunter Resources Corp *	12,446	45,428
Matador Resources Co *	5,200	62,296
Matrix Service Co *	2,303	35,881
Midstates Petroleum Co Inc *	3,500	18,935
Miller Energy Resources Inc *	3,221	12,884
Mitcham Industries Inc *	1,345	22,569
Natural Gas Services Group Inc *	1,301	30,560
Newpark Resources Inc *	1,790	19,672
Nordic American Tankers Ltd (Bermuda)	6,989	52,907
Northern Oil & Gas Inc *	6,720	89,645
Nuverra Environmental Solutions Inc *	14,263	41,363
Panhandle Oil & Gas Inc ‘A’	35	997
Parker Drilling Co *	12,481	62,155
PDC Energy Inc *	3,201	164,787
Penn Virginia Corp *	5,811	27,312
PetroQuest Energy Inc *	471	1,865
PHI Inc *	1,241	42,566
Pioneer Energy Services Corp *	6,552	43,374
Quicksilver Resources Inc *	11,013	18,502
Renewable Energy Group Inc *	1,771	25,201
Resolute Energy Corp *	7,123	56,842
REX American Resources Corp *	529	15,219
Sanchez Energy Corp *	2,800	64,288
Scorpio Tankers Inc	17,128	153,809
SEACOR Holdings Inc	1,940	161,117
SemGroup Corp ‘A’	309	16,643
Ship Finance International Ltd (Bermuda)	5,418	80,403
Stone Energy Corp *	5,274	116,186
Swift Energy Co *	4,550	54,554
Teekay Tankers Ltd ‘A’	6,604	17,369
Tesco Corp * (Canada)	3,214	42,585
TETRA Technologies Inc *	8,247	84,614
TGC Industries Inc	131	1,077
Triangle Petroleum Corp *	3,992	27,984
Ur-Energy Inc * (Canada)	10,167	13,827
Vaalco Energy Inc *	3,019	17,269
Vantage Drilling Co * (Cayman)	21,124	43,093
W&T Offshore Inc	3,673	52,487
Warren Resources Inc *	7,644	19,492
Western Refining Inc	2,501	70,203
Westmoreland Coal Co *	1,222	13,723
Willbros Group Inc *	4,224	25,935
ZaZa Energy Corp *	2,227	2,672

		5,227,042

Financials - 36.8%

1st Source Corp	1,617	38,420
1st United Bancorp Inc	3,186	21,410
Acadia Realty Trust REIT	4,768	117,722
Access National Corp	848	11,007
AG Mortgage Investment Trust Inc REIT	3,012	56,656
Agree Realty Corp REIT	1,430	42,214
Alexander & Baldwin Inc *	4,537	180,346
Altisource Residential Corp *	2,641	44,078
Ambac Financial Group Inc *	3,762	89,648
American Assets Trust Inc REIT	3,558	109,800
American Capital Mortgage Investment Corp REIT	6,339	113,912
American Equity Investment Life Holding Co	6,258	98,251
American National Bankshares Inc	875	20,335

	Shares	Value
American Realty Capital Properties Inc REIT	13,543	$206,666
American Residential Properties Inc REIT *	1,450	24,940
American Safety Insurance Holdings Ltd * (Bermuda)	930	26,924
Ameris Bancorp *	2,521	42,479
AMERISAFE Inc	1,927	62,416
Ames National Corp	995	22,646
AmREIT Inc	1,704	32,955
AmTrust Financial Services Inc	587	20,956
Anworth Mortgage Asset Corp REIT	15,647	87,623
Apollo Commercial Real Estate Finance Inc REIT	3,974	63,107
Apollo Investment Corp	23,760	183,902
Apollo Residential Mortgage Inc REIT	3,380	55,702
Ares Commercial Real Estate Corp REIT	749	9,595
Argo Group International Holdings Ltd (Bermuda)	1,922	81,474
Arlington Asset Investment Corp ‘A’	1,436	38,399
Armada Hoffler Properties Inc REIT	1,987	23,407
ARMOUR Residential REIT Inc	39,765	187,293
Arrow Financial Corp	1,126	27,869
Ashford Hospitality Trust Inc REIT	5,558	63,639
Associated Estates Realty Corp REIT	2,951	47,452
Astoria Financial Corp	9,268	99,909
AV Homes Inc *	1,006	17,836
Aviv REIT Inc	1,094	27,667
Baldwin & Lyons Inc ‘B’	963	23,382
BancFirst Corp	762	35,471
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	3,105	69,521
BancorpSouth Inc	10,062	178,097
Bank Mutual Corp	4,925	27,777
Bank of Kentucky Financial Corp	660	18,770
Bank of Marin Bancorp	575	23,000
Bank of the Ozarks Inc	955	41,380
BankFinancial Corp	2,150	18,275
Banner Corp	2,073	70,047
Bar Harbor Bankshares	433	15,826
BBCN Bancorp Inc	8,373	119,064
BBX Capital Corp ‘A’ *	758	9,786
Beneficial Mutual Bancorp Inc *	3,348	28,123
Berkshire Hills Bancorp Inc	2,665	73,980
BlackRock Kelso Capital Corp	7,714	72,203
BNC Bancorp	1,908	21,789
Boston Private Financial Holdings Inc	8,436	89,759
Bridge Bancorp Inc	981	22,073
Bridge Capital Holdings *	1,020	16,177
Brookline Bancorp Inc	7,437	64,553
Bryn Mawr Bank Corp	1,440	34,459
C&F Financial Corp	352	19,617
Calamos Asset Management Inc ‘A’	2,118	22,239
California First National Bancorp	292	4,818
Camden National Corp	819	29,050
Campus Crest Communities Inc REIT	6,851	79,061
Capital Bank Financial Corp ‘A’ *	2,619	49,735
Capital City Bank Group Inc *	1,335	15,393
Capital Southwest Corp	353	48,654
Capitol Federal Financial Inc	15,683	190,392
CapLease Inc REIT	9,439	79,665
Capstead Mortgage Corp REIT	10,340	125,114
Cardinal Financial Corp	3,208	46,965
Cascade Bancorp *	594	3,689
Cash America International Inc	3,016	137,107
Cathay General Bancorp	8,386	170,655
Cedar Realty Trust Inc REIT	6,045	31,313
Center Bancorp Inc	1,265	16,053
Centerstate Banks Inc	3,170	27,516
Central Pacific Financial Corp *	2,345	42,210
Century Bancorp Inc ‘A’	360	12,600

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-55

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Chambers Street Properties REIT	26,256	$262,560
Charter Financial Corp	2,387	24,061
Chatham Lodging Trust REIT	1,841	31,628
Chemical Financial Corp	2,922	75,943
Chemung Financial Corp	372	12,458
Chesapeake Lodging Trust REIT	5,171	107,505
CIFC Corp *	759	5,730
Citizens & Northern Corp	1,338	25,850
Citizens Inc *	4,553	27,227
City Holding Co	1,683	65,553
Clifton Savings Bancorp Inc	883	10,464
CNB Financial Corp	1,368	23,174
CNO Financial Group Inc	23,437	303,744
CoBiz Financial Inc	3,807	31,598
Colonial Properties Trust REIT	9,384	226,342
Colony Financial Inc REIT	6,831	135,869
Columbia Banking System Inc	5,419	129,026
Community Bank System Inc	4,254	131,236
Community Trust Bancorp Inc	1,510	53,786
ConnectOne Bancorp Inc *	215	6,609
Consolidated-Tomoka Land Co	608	23,201
Consumer Portfolio Services Inc *	760	5,578
Cousins Properties Inc REIT	11,322	114,352
Cowen Group Inc ‘A’ *	10,280	29,812
Crawford & Co ‘B’	1,830	10,285
Crescent Financial Bancshares Inc *	1,259	5,514
CU Bancorp *	982	15,516
CubeSmart REIT	14,111	225,494
Customers Bancorp Inc *	2,107	34,239
CVB Financial Corp	9,756	114,731
CyrusOne Inc REIT	2,014	41,770
CYS Investments Inc REIT	18,648	171,748
DCT Industrial Trust Inc REIT	30,780	220,077
DFC Global Corp *	4,275	59,038
DiamondRock Hospitality Co REIT	20,708	192,999
Dime Community Bancshares Inc	3,332	51,046
Donegal Group Inc ‘A’	764	10,673
Doral Financial Corp *	13,409	11,129
DuPont Fabros Technology Inc REIT	3,748	90,514
Dynex Capital Inc REIT	5,871	59,825
Eagle Bancorp Inc *	2,362	52,871
Eastern Insurance Holdings Inc	571	10,706
EastGroup Properties Inc REIT	223	12,548
Education Realty Trust Inc REIT	12,137	124,162
Ellington Residential Mortgage REIT	679	12,120
EMC Insurance Group Inc	474	12,447
Employers Holdings Inc	1,000	24,450
Encore Capital Group Inc *	550	18,211
Enstar Group Ltd * (Bermuda)	653	86,836
Enterprise Bancorp Inc	777	14,367
Enterprise Financial Services Corp	1,945	31,042
EPR Properties REIT	4,988	250,747
Equity One Inc REIT	6,402	144,877
ESB Financial Corp	1,303	15,805
ESSA Bancorp Inc	1,026	11,245
EverBank Financial Corp	8,472	140,296
Excel Trust Inc REIT	5,073	64,985
Ezcorp Inc ‘A’ *	5,393	91,034
F.N.B. Corp	15,379	185,778
Farmers Capital Bank Corp *	782	16,962
FBL Financial Group Inc ‘A’	941	40,943
FBR & Co *	930	23,492
Federal Agricultural Mortgage Corp ‘C’	1,087	31,393
FelCor Lodging Trust Inc REIT *	13,071	77,250
Fidelity Southern Corp *	1,120	13,854
Fidus Investment Corp	1,442	26,980
Fifth Street Finance Corp	12,748	133,217
Financial Institutions Inc	1,469	27,044
First American Financial Corp	11,415	251,587
First Bancorp NC	2,088	29,441

	Shares	Value
First BanCorp PR *	7,652	$54,176
First Busey Corp	7,865	35,393
First Commonwealth Financial Corp	10,448	77,002
First Community Bancshares Inc	1,933	30,309
First Connecticut Bancorp Inc	1,885	26,239
First Defiance Financial Corp	1,024	23,091
First Federal Bancshares of Arkansas Inc *	231	1,825
First Financial Bancorp	6,224	92,738
First Financial Bankshares Inc	1,095	60,948
First Financial Corp	1,214	37,622
First Financial Holdings Inc	1,748	37,075
First Financial Northwest Inc	1,771	18,259
First Industrial Realty Trust Inc REIT	11,387	172,741
First Interstate Bancsystem Inc	1,870	38,765
First M&F Corp	863	13,644
First Merchants Corp	3,035	52,050
First Midwest Bancorp Inc	7,971	109,362
First NBC Bank Holding Co *	443	10,809
First Pactrust Bancorp Inc	1,140	15,481
First Potomac Realty Trust REIT	6,227	81,325
First Security Group Inc *	6,611	14,346
Firsthand Technology Value Fund Inc *	875	17,378
FirstMerit Corp	17,539	351,306
Flagstar Bancorp Inc *	2,088	29,148
Flushing Financial Corp	3,278	53,923
FNB United Corp *	1,113	9,026
Forestar Group Inc *	3,251	65,215
Fortegra Financial Corp *	623	4,280
Fox Chase Bancorp Inc	1,345	22,865
Franklin Financial Corp	1,154	20,784
Franklin Street Properties Corp REIT	9,573	126,364
Gain Capital Holdings Inc	1,278	8,064
Garrison Capital Inc	617	9,514
German American Bancorp Inc	1,339	30,154
Getty Realty Corp REIT	2,723	56,230
GFI Group Inc	7,349	28,735
Glacier Bancorp Inc	7,662	170,020
Gladstone Capital Corp	2,196	17,941
Gladstone Commercial Corp REIT	1,339	24,959
Gladstone Investment Corp	2,737	20,117
Glimcher Realty Trust REIT	1,570	17,144
Global Indemnity PLC * (Ireland)	1,000	23,550
Golub Capital BDC Inc	3,650	63,875
Government Properties Income Trust REIT	5,767	145,444
Gramercy Property Trust Inc REIT *	6,268	28,206
Great Southern Bancorp Inc	1,119	30,168
Green Dot Corp ‘A’ *	2,733	54,523
Greenlight Capital Re Ltd ‘A’ * (Cayman)	2,238	54,898
GSV Capital Corp *	2,047	16,089
Guaranty Bancorp	1,604	18,205
Hallmark Financial Services Inc *	1,462	13,363
Hampton Roads Bankshares Inc *	3,552	4,582
Hancock Holding Co	8,988	270,269
Hanmi Financial Corp *	3,341	59,035
Healthcare Realty Trust Inc REIT	5,905	150,578
Heartland Financial USA Inc	1,577	43,352
Hercules Technology Growth Capital Inc	6,482	90,359
Heritage Commerce Corp *	2,213	15,491
Heritage Financial Corp	1,652	24,202
Heritage Oaks Bancorp *	2,070	12,772
Hersha Hospitality Trust REIT	21,475	121,119
HFF Inc ‘A’	548	9,738
Highwoods Properties Inc REIT	6,020	214,372
Hilltop Holdings Inc *	6,537	107,207
Hingham Institution for Savings	133	9,028
Home Bancorp Inc *	712	13,172
Home BancShares Inc	3,562	92,505
Home Federal Bancorp Inc	1,524	19,416
Home Loan Servicing Solutions Ltd (Cayman)	6,000	143,820

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-56

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
HomeStreet Inc	1,358	$29,129
HomeTrust Bancshares Inc *	2,237	37,940
Horace Mann Educators Corp	4,219	102,859
Horizon Bancorp	921	18,798
Horizon Technology Finance Corp	898	12,339
Hudson Pacific Properties Inc REIT	4,580	97,462
Hudson Valley Holding Corp	1,763	29,936
IBERIABANK Corp	3,145	168,603
ICG Group Inc *	3,737	42,602
Imperial Holdings Inc *	1,824	12,494
Independence Holding Co	883	10,437
Independent Bank Corp	2,433	83,939
Independent Bank Group Inc *	404	12,282
Infinity Property & Casualty Corp	627	37,470
Inland Real Estate Corp REIT	1,423	14,543
International Bancshares Corp	5,670	128,029
Intervest Bancshares Corp ‘A’ *	1,881	12,565
INTL FCStone Inc *	1,041	18,165
Invesco Mortgage Capital Inc REIT	14,390	238,298
Investment Technology Group Inc *	3,944	55,137
Investors Bancorp Inc	4,902	103,334
Investors Real Estate Trust REIT	10,295	88,537
Investors Title Co	142	10,073
iStar Financial Inc REIT *	8,989	101,486
Janus Capital Group Inc	15,744	133,981
JAVELIN Mortgage Investment Corp REIT	1,439	20,276
JMP Group Inc	1,705	11,321
Kansas City Life Insurance Co	431	16,494
KCAP Financial Inc	2,991	33,679
Kearny Financial Corp *	1,582	16,595
Kennedy-Wilson Holdings Inc	4,997	83,150
Kite Realty Group Trust REIT	9,668	58,298
Knight Capital Group Inc ‘A’ *	19,303	69,298
Lakeland Bancorp Inc	3,226	33,647
Lakeland Financial Corp	1,766	49,007
LaSalle Hotel Properties REIT	10,106	249,618
LCNB Corp	621	13,886
Lexington Realty Trust REIT	17,848	208,465
LTC Properties Inc REIT	534	20,853
Macatawa Bank Corp *	2,491	12,555
Maiden Holdings Ltd (Bermuda)	4,629	51,937
Main Street Capital Corp	3,431	95,004
MainSource Financial Group Inc	2,133	28,646
Manning & Napier Inc	1,433	25,450
Marlin Business Services Corp	881	20,069
MB Financial Inc	5,824	156,083
MCG Capital Corp	7,702	40,127
Meadowbrook Insurance Group Inc	4,959	39,821
Medallion Financial Corp	1,985	27,611
Medical Properties Trust Inc REIT	15,872	227,287
Medley Capital Corp	3,086	41,908
Mercantile Bank Corp	960	17,251
Merchants Bancshares Inc	606	17,919
Meridian Interstate Bancorp Inc *	813	15,309
Meta Financial Group Inc	567	14,901
Metro Bancorp Inc *	1,523	30,506
MetroCorp Bancshares Inc	1,667	16,270
MGIC Investment Corp *	15,440	93,721
Middleburg Financial Corp	568	10,849
MidSouth Bancorp Inc	931	14,458
MidWestOne Financial Group Inc	738	17,756
Monmouth Real Estate Investment Corp ‘A’ REIT	4,479	44,208
Montpelier Re Holdings Ltd (Bermuda)	4,877	121,974
MPG Office Trust Inc REIT *	6,031	18,937
MVC Capital Inc	2,526	31,802
NASB Financial Inc *	453	11,855
National Bank Holdings Corp ‘A’	5,518	108,705
National Bankshares Inc	761	27,038
National Financial Partners Corp *	4,240	107,314

	Shares	Value
National Interstate Corp	524	$15,327
National Penn Bancshares Inc	12,468	126,675
National Western Life Insurance Co ‘A’	227	43,096
NBT Bancorp Inc	4,644	98,313
Nelnet Inc ‘A’	2,425	87,518
New Mountain Finance Corp	3,321	47,025
New Residential Investment Corp REIT	26,711	180,032
New York Mortgage Trust Inc REIT	6,764	45,792
NewBridge Bancorp *	2,634	15,778
NewStar Financial Inc *	2,757	36,723
NGP Capital Resources Co	2,259	13,848
Nicholas Financial Inc (Canada)	1,133	17,131
Northfield Bancorp Inc	4,734	55,482
Northrim BanCorp Inc	693	16,764
NorthStar Realty Finance Corp REIT	20,968	190,809
Northwest Bancshares Inc	9,986	134,911
OceanFirst Financial Corp	1,528	23,760
OFG Bancorp	4,846	87,761
Old National Bancorp	10,792	149,253
OmniAmerican Bancorp Inc *	1,226	27,009
One Liberty Properties Inc REIT	1,259	27,648
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	2,422	35,071
Oppenheimer Holdings Inc ‘A’	1,032	19,649
Oritani Financial Corp	3,298	51,713
Pacific Continental Corp	1,941	22,904
Pacific Premier Bancorp Inc *	1,593	19,466
PacWest Bancorp	4,025	123,366
Palmetto Bancshares Inc *	462	6,006
Park National Corp	1,233	84,818
Park Sterling Corp *	4,666	27,576
Parkway Properties Inc REIT	4,611	77,280
Peapack Gladstone Financial Corp	966	16,905
Pebblebrook Hotel Trust REIT	6,501	168,051
PennantPark Floating Rate Capital Ltd	1,058	14,960
PennantPark Investment Corp	7,057	77,980
Penns Woods Bancorp Inc	405	16,953
Pennsylvania REIT	7,199	135,917
PennyMac Financial Services Inc ‘A’ *	1,336	28,417
PennyMac Mortgage Investment Trust REIT	5,628	118,469
Peoples Bancorp Inc	1,136	23,947
PHH Corp *	6,021	122,708
PICO Holdings Inc *	2,414	50,597
Pinnacle Financial Partners Inc *	3,719	95,615
Piper Jaffray Cos *	1,831	57,878
Platinum Underwriters Holdings Ltd (Bermuda)	3,355	191,973
Preferred Bank *	1,233	20,320
Primerica Inc	5,999	224,603
PrivateBancorp Inc	6,856	145,416
Prospect Capital Corp	25,714	277,711
Prosperity Bancshares Inc	6,379	330,368
Provident Financial Holdings Inc	965	15,324
Provident Financial Services Inc	6,338	100,014
Provident New York Bancorp	4,707	43,963
Radian Group Inc	13,278	154,290
RAIT Financial Trust REIT	7,426	55,844
Ramco-Gershenson Properties Trust REIT	6,343	98,507
Redwood Trust Inc REIT	8,689	147,713
Regional Management Corp *	274	6,850
Renasant Corp	2,666	64,890
Republic Bancorp Inc ‘A’	1,069	23,432
Resource America Inc ‘A’	1,232	10,472
Resource Capital Corp REIT	13,492	82,976
Retail Opportunity Investments Corp REIT	6,989	97,147
RLI Corp	2,246	171,617
RLJ Lodging Trust REIT	13,048	293,450
Rockville Financial Inc	2,948	38,560
Roma Financial Corp *	106	1,925
Rouse Properties Inc REIT	2,348	46,068

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-57

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Ryman Hospitality Properties REIT	1,664	$64,913
S&T Bancorp Inc	3,167	62,073
S.Y. Bancorp Inc	1,490	36,550
Sabra Health Care REIT Inc	2,367	61,802
Safeguard Scientifics Inc *	2,198	35,278
Safety Insurance Group Inc	1,348	65,391
Sandy Spring Bancorp Inc	2,652	57,336
SCBT Financial Corp	1,725	86,923
Seacoast Banking Corp of Florida *	7,814	17,191
Select Income REIT	1,838	51,538
Selective Insurance Group Inc	5,836	134,345
Sierra Bancorp	1,286	19,033
Silver Bay Realty Trust Corp REIT	1,655	27,407
Simmons First National Corp ‘A’	1,774	46,284
Solar Capital Ltd	4,760	109,908
Solar Senior Capital Ltd	1,198	22,055
Southside Bancshares Inc	1,928	46,041
Southwest Bancorp Inc *	2,063	27,232
Sovran Self Storage Inc REIT	313	20,279
Spirit Realty Capital Inc REIT	6,095	108,003
STAG Industrial Inc REIT	4,431	88,398
State Auto Financial Corp	1,564	28,418
State Bank Financial Corp	3,364	50,561
StellarOne Corp	2,442	47,985
Stellus Capital Investment Corp	1,253	18,858
Sterling Bancorp	3,271	38,009
Sterling Financial Corp	3,612	85,893
Stewart Information Services Corp	2,248	58,875
Stifel Financial Corp *	6,708	239,274
Strategic Hotels & Resorts Inc REIT *	3,067	27,174
Suffolk Bancorp *	1,224	20,000
Summit Hotel Properties Inc REIT	6,937	65,555
Sun Bancorp Inc *	4,271	14,479
Sunstone Hotel Investors Inc REIT *	17,225	208,078
Susquehanna Bancshares Inc	19,772	254,070
SWS Group Inc *	3,054	16,644
Symetra Financial Corp	8,589	137,338
Taylor Capital Group Inc *	1,826	30,841
TCP Capital Corp	2,721	45,631
Tejon Ranch Co *	99	2,821
Terreno Realty Corp REIT	2,030	37,616
Territorial Bancorp Inc	1,163	26,295
Texas Capital Bancshares Inc *	4,310	191,192
The Bancorp Inc *	3,503	52,510
The First Bancorp Inc	1,013	17,707
The First Marblehead Corp *	9,672	11,413
The First of Long Island Corp	860	28,543
The Geo Group Inc REIT	4,258	144,559
The Navigators Group Inc *	1,079	61,546
The Phoenix Cos Inc *	617	26,531
THL Credit Inc	2,780	42,228
Thomas Properties Group Inc	3,229	17,114
TICC Capital Corp	5,517	53,074
Tompkins Financial Corp	1,537	69,457
Tower Group International Ltd (Bermuda)	5,603	114,918
TowneBank	2,786	41,010
Tree.com Inc	301	5,159
Triangle Capital Corp	2,899	79,751
TriCo Bancshares	1,728	36,858
Tristate Capital Holdings Inc *	691	9,501
TrustCo Bank Corp NY	10,120	55,053
Trustmark Corp	7,141	175,526
UMB Financial Corp	3,440	191,505
UMH Properties Inc REIT	1,370	14,070
Umpqua Holdings Corp	11,852	177,899
Union First Market Bankshares Corp	2,145	44,166
United Bankshares Inc	1,794	47,451
United Community Banks Inc *	4,566	56,710
United Community Financial Corp *	4,095	19,042
United Financial Bancorp Inc	2,132	32,300

	Shares	Value
United Fire Group Inc	2,009	$49,883
Universal Insurance Holdings Inc	2,814	19,923
Univest Corp of Pennsylvania	1,778	33,906
Urstadt Biddle Properties Inc ‘A’ REIT	567	11,436
ViewPoint Financial Group Inc	4,205	87,506
Virginia Commerce Bancorp Inc *	2,837	39,605
Walker & Dunlop Inc *	1,740	30,450
Walter Investment Management Corp *	3,892	131,589
Washington Banking Co	1,621	23,018
Washington REIT	5,098	137,187
Washington Trust Bancorp Inc	1,560	44,491
Waterstone Financial Inc *	767	7,793
Webster Financial Corp	9,538	244,936
WesBanco Inc	2,758	72,894
West Bancorp Inc	1,754	20,610
Westamerica Bancorp	2,869	131,085
Western Alliance Bancorp *	7,835	124,028
Western Asset Mortgage Capital Corp REIT	2,612	45,606
Westfield Financial Inc	2,126	14,882
WhiteHorse Finance Inc	709	11,167
Whitestone REIT	1,806	28,463
Wilshire Bancorp Inc	6,547	43,341
Winthrop Realty Trust REIT	2,967	35,693
Wintrust Financial Corp	3,923	150,172
WSFS Financial Corp	826	43,274
Yadkin Financial Corp *	1,506	21,144
ZAIS Financial Corp REIT	99	1,799

		29,232,011

Health Care - 4.1%

ACADIA Pharmaceuticals Inc *	411	7,460
Addus HomeCare Corp *	506	9,988
Affymetrix Inc *	7,445	33,056
Albany Molecular Research Inc *	2,442	28,987
Alliance HealthCare Services Inc *	304	4,755
Almost Family Inc	868	16,492
Alnylam Pharmaceuticals Inc *	349	10,822
Alphatec Holdings Inc *	6,500	13,325
Amedisys Inc *	3,312	38,485
AmSurg Corp *	2,383	83,643
Analogic Corp	708	51,564
AngioDynamics Inc *	2,607	29,407
Anika Therapeutics Inc *	519	8,823
Arena Pharmaceuticals Inc *	2,742	21,113
ArQule Inc *	412	956
ArthroCare Corp *	537	18,543
Assisted Living Concepts Inc ‘A’	2,041	24,410
Astex Pharmaceuticals Inc *	8,597	35,334
AVEO Pharmaceuticals Inc *	5,479	13,698
Biolase Inc *	287	1,027
BioScrip Inc *	4,681	77,237
Cambrex Corp *	1,630	22,771
Celldex Therapeutics Inc *	553	8,632
Chindex International Inc *	1,000	16,220
CONMED Corp	2,938	91,783
Cornerstone Therapeutics Inc *	902	7,216
Cross Country Healthcare Inc *	2,834	14,623
CryoLife Inc	2,736	17,127
Curis Inc *	2,151	6,862
Cutera Inc *	1,533	13,490
Cynosure Inc ‘A’ *	1,253	32,563
Cytokinetics Inc *	522	6,040
Cytori Therapeutics Inc *	1,247	2,868
Derma Sciences Inc *	1,437	19,184
Dynavax Technologies Corp *	2,553	2,808
Emergent Biosolutions Inc *	2,377	34,276
Enzon Pharmaceuticals Inc	4,032	8,064
Exactech Inc *	779	15,385
Five Star Quality Care Inc *	4,468	25,065
Geron Corp *	13,910	20,865

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-58

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Greatbatch Inc *	2,514	$82,434
Hanger Inc *	2,080	65,790
Harvard Bioscience Inc *	2,621	12,397
HealthSouth Corp *	1,498	43,142
Healthways Inc *	1,250	21,725
Hi-Tech Pharmacal Co Inc	765	25,398
Horizon Pharma Inc *	2,633	6,477
ICU Medical Inc *	127	9,152
Idenix Pharmaceuticals Inc *	1,345	4,855
ImmunoGen Inc *	2,109	34,988
Immunomedics Inc *	434	2,361
Impax Laboratories Inc *	7,230	144,238
Integra LifeSciences Holdings Corp *	959	35,128
InterMune Inc *	629	6,051
Invacare Corp	3,373	48,436
Kindred Healthcare Inc *	5,692	74,736
Lexicon Pharmaceuticals Inc *	1,835	3,982
LHC Group Inc *	1,284	25,141
Magellan Health Services Inc *	2,853	159,996
Medical Action Industries Inc *	911	7,015
Merit Medical Systems Inc *	4,481	49,963
Momenta Pharmaceuticals Inc *	837	12,605
National Healthcare Corp	1,140	54,492
National Research Corp ‘A’ *	615	11,070
Natus Medical Inc *	1,320	18,018
Navidea Biopharmaceuticals Inc *	1,816	4,849
Nektar Therapeutics *	3,760	43,428
NPS Pharmaceuticals Inc *	3,771	56,942
NuVasive Inc *	3,666	90,880
Omnicell Inc *	1,575	32,366
OraSure Technologies Inc *	5,846	22,682
Orthofix International NV * (Netherlands)	2,050	55,145
Owens & Minor Inc	5,264	178,081
Pacific Biosciences of California Inc *	4,869	12,270
Pernix Therapeutics Holdings *	1,819	6,567
PharMerica Corp *	3,124	43,299
PhotoMedex Inc *	990	15,781
POZEN Inc *	2,814	14,098
Progenics Pharmaceuticals Inc *	1,062	4,737
Prothena Corp PLC * (Ireland)	1,235	15,944
Rigel Pharmaceuticals Inc *	9,202	30,735
Rockwell Medical Inc *	3,485	12,581
RTI Biologics Inc *	5,914	22,237
SciClone Pharmaceuticals Inc *	1,516	7,519
Select Medical Holdings Corp	5,147	42,205
SIGA Technologies Inc *	362	1,028
Skilled Healthcare Group Inc ‘A’ *	129	862
Solta Medical Inc *	7,636	17,410
Spectrum Pharmaceuticals Inc	6,326	47,192
Staar Surgical Co *	262	2,659
Symmetry Medical Inc *	3,920	33,006
Targacept Inc *	2,843	12,140
The Ensign Group Inc	108	3,804
Tornier NV * (Netherlands)	2,733	47,828
Triple-S Management Corp ‘B’ *	2,350	50,455
Universal American Corp	4,083	36,298
USMD Holdings Inc *	108	3,196
Vanguard Health Systems Inc *	493	10,225
Vical Inc *	650	2,035
Vocera Communications Inc *	331	4,866
WellCare Health Plans Inc *	4,586	254,752
Wright Medical Group Inc *	4,266	111,812
XenoPort Inc *	3,881	19,211
XOMA Corp *	878	3,187

		3,228,869

Industrials - 12.2%

AAR Corp	4,210	92,536
ABM Industries Inc	5,764	141,276
Acacia Research Corp	3,700	82,695

	Shares	Value
ACCO Brands Corp *	11,970	$76,129
Accuride Corp *	332	1,680
Aceto Corp	2,309	32,164
Actuant Corp ‘A’	7,722	254,594
Aegion Corp *	3,641	81,959
Aerovironment Inc *	1,949	39,331
Air Transport Services Group Inc *	5,462	36,104
Aircastle Ltd (Bermuda)	4,288	68,565
Alamo Group Inc	731	29,839
Albany International Corp ‘A’	2,506	82,648
Ameresco Inc ‘A’ *	2,042	18,398
American Railcar Industries Inc	1,000	33,510
American Science & Engineering Inc	726	40,656
American Superconductor Corp *	4,725	12,474
Ampco-Pittsburgh Corp	872	16,367
API Technologies Corp *	3,501	9,803
Apogee Enterprises Inc	895	21,480
Applied Industrial Technologies Inc	354	17,109
ARC Document Solutions Inc *	3,962	15,848
Argan Inc	1,461	22,792
Arkansas Best Corp	2,699	61,942
Astec Industries Inc	2,143	73,483
AT Cross Co ‘A’ *	45	763
Atlas Air Worldwide Holdings Inc *	2,730	119,465
Barnes Group Inc	5,684	170,463
Belden Inc	528	26,363
Brady Corp ‘A’	4,892	150,331
Briggs & Stratton Corp	5,083	100,643
CAI International Inc *	1,150	27,105
Casella Waste Systems Inc ‘A’ *	452	1,948
CBIZ Inc *	4,003	26,860
CDI Corp	1,482	20,985
Ceco Environmental Corp	176	2,165
Celadon Group Inc	1,960	35,770
Cenveo Inc *	2,891	6,158
CIRCOR International Inc	1,744	88,700
Columbus McKinnon Corp *	1,767	37,672
Comfort Systems USA Inc	2,910	43,417
Commercial Vehicle Group Inc *	743	5,543
Compx International Inc	68	949
Consolidated Graphics Inc *	766	36,010
Courier Corp	1,191	17,007
CRA International Inc *	1,097	20,262
Cubic Corp	1,947	93,651
Curtiss-Wright Corp	4,942	183,151
Deluxe Corp	1,874	64,934
DigitalGlobe Inc *	7,854	243,553
Douglas Dynamics Inc	233	3,024
Ducommun Inc *	1,114	23,684
Dycom Industries Inc *	2,191	50,700
Dynamic Materials Corp	1,434	23,675
EMCOR Group Inc	7,085	288,005
Encore Wire Corp	1,905	64,960
Energy Recovery Inc *	2,736	11,300
EnerNOC Inc *	1,807	23,961
EnerSys	3,419	167,668
Engility Holdings Inc *	1,806	51,327
Ennis Inc	2,771	47,911
EnPro Industries Inc *	1,112	56,445
Erickson Air-Crane Inc *	120	2,257
ESCO Technologies Inc	1,996	64,630
Esterline Technologies Corp *	3,302	238,702
Flow International Corp *	4,214	15,550
Franklin Covey Co *	310	4,173
Franklin Electric Co Inc	275	9,254
FreightCar America Inc	1,262	21,441
FTI Consulting Inc *	4,259	140,078
Furmanite Corp *	1,554	10,396
G&K Services Inc ‘A’	1,731	82,396
GenCorp Inc *	1,388	22,569

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-59

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
General Cable Corp	4,856	$149,322
Gibraltar Industries Inc *	3,239	47,160
Global Brass & Copper Holdings Inc *	637	8,434
Global Power Equipment Group Inc	1,813	29,226
GrafTech International Ltd *	12,332	89,777
Granite Construction Inc	4,083	121,510
Great Lakes Dredge & Dock Co	5,710	44,652
Griffon Corp	4,733	53,246
Hardinge Inc	1,265	18,697
Hawaiian Holdings Inc *	5,471	33,428
Heartland Express Inc	1,202	16,672
Heidrick & Struggles International Inc	1,897	31,718
Heritage-Crystal Clean Inc *	81	1,183
HNI Corp	249	8,981
Houston Wire & Cable Co	1,279	17,701
Hurco Cos Inc	672	19,333
Huron Consulting Group Inc *	2,127	98,352
ICF International Inc *	2,081	65,572
II-VI Inc *	5,373	87,365
Insteel Industries Inc	150	2,628
International Shipholding Corp	578	13,485
Intersections Inc	1,006	8,823
JetBlue Airways Corp *	24,605	155,011
Kadant Inc	1,191	35,932
Kaman Corp	993	34,318
Kaydon Corp	3,408	93,890
Kelly Services Inc ‘A’	2,841	49,632
Kforce Inc	247	3,606
Kimball International Inc ‘B’	3,443	33,432
Knoll Inc	1,620	23,020
Korn/Ferry International *	5,143	96,380
Kratos Defense & Security Solutions Inc *	4,618	29,925
Layne Christensen Co *	2,103	41,030
LB Foster Co ‘A’	1,068	46,106
LMI Aerospace Inc *	981	18,384
LSI Industries Inc	2,262	18,300
Lydall Inc *	1,800	26,280
Marten Transport Ltd	2,471	38,713
McGrath RentCorp	1,368	46,731
Meritor Inc *	10,289	72,537
Met-Pro Corp	1,454	19,542
Michael Baker Corp	910	24,670
Miller Industries Inc	1,159	17,825
Mobile Mini Inc *	3,655	121,163
Moog Inc ‘A’ *	4,341	223,692
Multi-Color Corp	510	15,473
MYR Group Inc *	2,205	42,887
National Presto Industries Inc	456	32,846
National Technical Systems Inc *	88	1,231
Navigant Consulting Inc *	5,350	64,200
NCI Building Systems Inc *	361	5,520
NL Industries Inc	752	8,498
NN Inc	1,833	20,915
Northwest Pipe Co *	999	27,872
Odyssey Marine Exploration Inc *	535	1,584
Orbital Sciences Corp *	6,336	110,056
Orion Marine Group Inc *	2,866	34,650
Pacer International Inc *	3,309	20,880
Patriot Transportation Holding Inc *	667	20,037
Pendrell Corp *	14,748	38,640
Pike Electric Corp	1,291	15,879
Ply Gem Holdings Inc *	164	3,290
PMFG Inc *	2,147	14,857
Powell Industries Inc *	969	50,049
Preformed Line Products Co	247	16,379
Quad/Graphics Inc	2,631	63,407
Quality Distribution Inc *	1,509	13,340
Quanex Building Products Corp	3,906	65,777
Republic Airways Holdings Inc *	2,489	28,200
Resources Connection Inc	4,345	50,402

	Shares	Value
Revolution Lighting Technologies Inc *	281	$1,124
Roadrunner Transportation Systems Inc *	938	26,114
RPX Corp *	2,938	49,358
Rush Enterprises Inc ‘A’ *	2,315	57,296
Schawk Inc	1,398	18,356
Simpson Manufacturing Co Inc	3,932	115,679
SkyWest Inc	5,199	70,394
Sparton Corp *	1,062	18,309
Standard Parking Corp *	544	11,674
Standex International Corp	1,075	56,706
Steelcase Inc ‘A’	7,871	114,759
Sterling Construction Co Inc *	1,612	14,605
Swisher Hygiene Inc *	11,545	9,928
TAL International Group Inc *	1,898	82,696
Tecumseh Products Co ‘A’ *	1,927	21,062
Teledyne Technologies Inc *	2,717	210,160
Tetra Tech Inc *	6,326	148,724
Textainer Group Holdings Ltd (Bermuda)	1,489	57,237
The Brink’s Co	1,465	37,372
The ExOne Co *	92	5,678
The Gorman-Rupp Co	445	14,169
The Greenbrier Cos Inc *	2,575	62,753
The KEYW Holding Corp *	2,052	27,189
Titan International Inc	1,356	22,876
Titan Machinery Inc *	1,809	35,511
TMS International Corp ‘A’	790	11,716
TRC Cos Inc *	1,660	11,620
Tutor Perini Corp *	3,908	70,696
Twin Disc Inc	889	21,069
Ultrapetrol Bahamas Ltd * (Bahamas)	2,212	6,304
UniFirst Corp	692	63,145
United Stationers Inc	4,277	143,493
Universal Forest Products Inc	2,096	83,672
US Airways Group Inc *	10,457	171,704
UTi Worldwide Inc (United Kingdom)	2,742	45,161
Viad Corp	2,149	52,693
Vicor Corp *	1,906	13,056
VSE Corp	429	17,619
Wabash National Corp *	6,643	67,626
Watts Water Technologies Inc ‘A’	2,793	126,635
Werner Enterprises Inc	3,455	83,507
Wesco Aircraft Holdings Inc *	3,394	63,027
West Corp	758	16,782
XPO Logistics Inc *	1,393	25,199
YRC Worldwide Inc *	765	21,994

		9,722,056

Information Technology - 9.8%

Accelrys Inc *	5,886	49,442
Actuate Corp *	296	1,965
Acxiom Corp *	5,856	132,814
ADTRAN Inc	2,194	53,994
Advanced Energy Industries Inc *	268	4,666
Aeroflex Holding Corp *	2,025	15,977
Agilysys Inc *	1,531	17,285
Alpha & Omega Semiconductor Ltd * (Bermuda)	1,790	13,676
Amkor Technology Inc *	6,793	28,599
ANADIGICS Inc *	8,528	18,762
Anaren Inc *	1,101	25,257
Angie’s List Inc *	1,936	51,401
Anixter International Inc *	1,196	90,669
ARRIS Group Inc *	1,472	21,123
Aspen Technology Inc *	573	16,497
ATMI Inc *	3,355	79,346
Audience Inc *	1,002	13,236
Aviat Networks Inc *	6,554	17,171
Avid Technology Inc *	3,328	19,569
Axcelis Technologies Inc *	11,363	20,681
Bankrate Inc *	4,876	70,019

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-60

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Bazaarvoice Inc *	2,255	$21,242
Bel Fuse Inc ‘B’	1,037	13,948
Benchmark Electronics Inc *	5,752	115,615
Black Box Corp	1,708	43,247
Blucora Inc *	1,609	29,831
Brooks Automation Inc	7,046	68,558
CACI International Inc ‘A’ *	2,433	154,471
Calix Inc *	600	6,060
Ceva Inc *	2,321	44,935
Checkpoint Systems Inc *	4,360	61,868
CIBER Inc *	7,970	26,620
Ciena Corp *	2,784	54,065
Cirrus Logic Inc *	3,974	68,989
Coherent Inc	393	21,642
Cohu Inc	2,569	32,112
Comtech Telecommunications Corp	1,783	47,945
Convergys Corp	11,110	193,647
Cray Inc *	2,035	39,967
CSG Systems International Inc *	1,606	34,850
CTS Corp	3,532	48,176
Cyan Inc *	657	6,866
Daktronics Inc	3,059	31,385
Dealertrack Technologies Inc *	508	17,998
Demand Media Inc *	3,782	22,692
Digi International Inc *	2,712	25,411
Digital River Inc *	3,726	69,937
Diodes Inc *	838	21,763
DSP Group Inc *	2,097	17,426
EarthLink Inc	10,925	67,844
Ebix Inc	867	8,028
Electro Rent Corp	988	16,589
Electro Scientific Industries Inc	2,520	27,115
Electronics for Imaging Inc *	2,274	64,331
Emulex Corp *	9,580	62,462
Entegris Inc *	12,517	117,535
Entropic Communications Inc *	9,556	40,804
EPIQ Systems Inc	3,072	41,380
ePlus Inc	372	22,279
Extreme Networks Inc *	9,743	33,613
Fabrinet * (Cayman)	2,978	41,692
FARO Technologies Inc *	162	5,479
Finisar Corp *	9,861	167,144
FormFactor Inc *	5,661	38,212
Fusion-io Inc *	2,408	34,290
Gerber Scientific Inc Escrow Shares * +	1,382	-
Global Cash Access Holdings Inc *	6,998	43,807
Globecomm Systems Inc *	2,461	31,107
Glu Mobile Inc *	359	790
GSI Group Inc * (Canada)	3,192	25,664
GSI Technology Inc *	2,158	13,639
GT Advanced Technologies Inc *	2,072	8,599
Harmonic Inc *	11,932	75,768
Hutchinson Technology Inc *	2,461	11,641
Imation Corp *	3,576	15,126
Immersion Corp *	224	2,968
Infinera Corp *	1,316	14,042
Inphi Corp *	1,728	19,008
Insight Enterprises Inc *	4,601	81,622
Integrated Device Technology Inc *	9,853	78,233
Integrated Silicon Solution Inc *	2,973	32,584
Internap Network Services Corp *	5,619	46,469
International Rectifier Corp *	7,309	153,050
Intersil Corp ‘A’	13,431	105,030
IntraLinks Holdings Inc *	4,034	29,287
Itron Inc *	4,166	176,763
IXYS Corp	2,589	28,634
Kemet Corp *	4,715	19,379
Keynote Systems Inc	1,748	34,540
Kopin Corp *	7,033	26,092
KVH Industries Inc *	227	3,021

	Shares	Value
Lattice Semiconductor Corp *	9,095	$46,112
Limelight Networks Inc *	5,813	13,079
Lionbridge Technologies Inc *	383	1,111
Littelfuse Inc	232	17,310
LTX-Credence Corp *	5,005	29,980
M/A-COM Technology Solutions Holdings Inc *	84	1,226
ManTech International Corp ‘A’	2,514	65,666
Marchex Inc ‘B’	2,359	14,201
Measurement Specialties Inc *	187	8,701
Mentor Graphics Corp	10,058	196,634
Mercury Systems Inc *	3,411	31,449
Methode Electronics Inc	1,734	29,495
Microsemi Corp *	2,161	49,163
Mindspeed Technologies Inc *	712	2,307
MKS Instruments Inc	5,598	148,571
ModusLink Global Solutions Inc *	3,861	12,278
MoneyGram International Inc *	1,705	38,618
Monster Worldwide Inc *	12,369	60,732
MoSys Inc *	693	2,786
Multi-Fineline Electronix Inc *	919	13,610
Nanometrics Inc *	791	11,604
Navarre Corp *	4,119	11,368
NeoPhotonics Corp *	2,155	18,727
NETGEAR Inc *	4,062	124,053
Newport Corp *	4,130	57,531
Numerex Corp ‘A’ *	1,444	16,115
OmniVision Technologies Inc *	5,209	97,148
Oplink Communications Inc *	1,842	31,996
OSI Systems Inc *	156	10,050
Park Electrochemical Corp	2,206	52,966
PC Connection Inc	998	15,419
PCTEL Inc	1,701	14,424
Perficient Inc *	3,055	40,754
Pericom Semiconductor Corp *	2,471	17,594
Photronics Inc *	6,399	51,576
Plantronics Inc	378	16,602
Plexus Corp *	3,592	107,365
PLX Technology Inc *	343	1,633
PMC-Sierra Inc *	12,271	77,921
Power-One Inc *	7,106	44,910
PRGX Global Inc *	2,999	16,464
Procera Networks Inc *	1,769	24,288
Progress Software Corp *	2,940	67,649
QAD Inc ‘A’	49	563
QLogic Corp *	9,395	89,816
Quantum Corp *	22,545	30,887
QuinStreet Inc *	3,317	28,626
Radisys Corp *	2,428	11,679
RealD Inc *	648	9,007
RealNetworks Inc *	2,422	18,310
Responsys Inc *	298	4,264
RF Micro Devices Inc *	3,775	20,196
Richardson Electronics Ltd	1,256	14,745
Rofin-Sinar Technologies Inc *	2,785	69,458
Rogers Corp *	1,105	52,289
Rubicon Technology Inc *	1,673	13,401
Rudolph Technologies Inc *	2,872	32,166
Sanmina Corp *	8,733	125,319
Sapiens International Corp NV (Netherlands)	1,489	8,547
ScanSource Inc *	2,933	93,856
SeaChange International Inc *	3,442	40,306
ShoreTel Inc *	5,386	21,706
Shutterstock Inc *	246	13,722
Sigma Designs Inc *	3,228	16,301
Sonus Networks Inc *	21,159	63,689
Spansion Inc ‘A’ *	4,992	62,500
STEC Inc *	3,593	24,145
Super Micro Computer Inc *	3,350	35,644
Supertex Inc	1,044	24,962

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-61

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Sykes Enterprises Inc *	4,134	$65,152
Symmetricom Inc *	4,329	19,437
SYNNEX Corp *	2,792	118,046
TechTarget Inc *	1,495	6,683
TeleCommunication Systems Inc ‘A’ *	4,902	11,422
Telenav Inc *	1,789	9,356
TeleTech Holdings Inc *	750	17,572
Tellabs Inc	37,829	74,901
Tessco Technologies Inc	536	14,150
Tessera Technologies Inc	5,559	115,627
The Active Network Inc *	5,693	43,096
The Hackett Group Inc	1,862	9,664
TiVo Inc *	7,133	78,820
TriQuint Semiconductor Inc *	15,545	107,727
TTM Technologies Inc *	5,632	47,309
Ultra Clean Holdings Inc *	2,375	14,369
Unisys Corp *	4,423	97,616
United Online Inc	9,759	73,973
Unwired Planet Inc *	542	1,057
VASCO Data Security International Inc *	1,783	14,817
Veeco Instruments Inc *	3,205	113,521
Viasystems Group Inc *	356	4,105
Vishay Precision Group Inc *	1,289	19,515
Vocus Inc *	1,807	19,010
Volterra Semiconductor Corp *	2,424	34,227
Vringo Inc *	5,786	18,342
Westell Technologies Inc ‘A’ *	4,833	11,551
Zygo Corp *	1,740	27,509

		7,794,939

Materials - 4.5%

A. Schulman Inc	3,100	83,142
A.M. Castle & Co *	1,840	28,998
AK Steel Holding Corp *	14,385	43,730
Allied Nevada Gold Corp *	10,954	70,982
AMCOL International Corp	1,798	56,979
Arabian American Development Co *	164	1,427
Axiall Corp	7,367	313,687
Boise Inc *	10,684	91,241
Buckeye Technologies Inc	4,105	152,049
Century Aluminum Co *	5,460	50,669
Chase Corp	482	10,778
Clearwater Paper Corp *	499	23,483
Coeur Mining Inc *	6,692	89,004
Commercial Metals Co	12,319	181,952
FutureFuel Corp	1,783	25,265
General Moly Inc *	6,097	11,401
Globe Specialty Metals Inc	6,408	69,655
GSE Holding Inc *	825	4,777
Handy & Harman Ltd *	65	1,162
Haynes International Inc	1,293	61,896
Hecla Mining Co	30,354	90,455
Horsehead Holding Corp *	4,647	59,528
Innospec Inc	150	6,027
Intrepid Potash Inc	5,778	110,071
Kaiser Aluminum Corp	1,995	123,570
KMG Chemicals Inc	156	3,292
Kraton Performance Polymers Inc *	3,426	72,631
Louisiana-Pacific Corp *	4,074	60,254
LSB Industries Inc *	911	27,704
Materion Corp	1,042	28,228
Midway Gold Corp * (Canada)	1,085	1,042
Minerals Technologies Inc	3,686	152,379
Molycorp Inc *	13,091	81,164
Myers Industries Inc	2,567	38,531
Neenah Paper Inc	1,503	47,750
Noranda Aluminum Holding Corp	3,559	11,496
Olin Corp	2,850	68,172
Olympic Steel Inc	717	17,566
OM Group Inc *	3,163	97,800

	Shares	Value
Penford Corp *	816	$10,926
PH Glatfelter Co	505	12,675
Quaker Chemical Corp	1,048	64,986
Resolute Forest Products Inc *	7,392	97,353
RTI International Metals Inc *	3,301	91,471
Schnitzer Steel Industries Inc ‘A’	2,585	60,437
Schweitzer-Mauduit International Inc	918	45,790
Sensient Technologies Corp	5,291	214,127
Stepan Co	802	44,599
Stillwater Mining Co *	12,463	133,853
SunCoke Energy Inc *	7,358	103,159
Taminco Corp *	186	3,793
Texas Industries Inc *	161	10,488
Tredegar Corp	1,659	42,636
UFP Technologies Inc *	578	11,317
United States Lime & Minerals Inc *	11	575
Universal Stainless & Alloy Products Inc *	742	21,874
Walter Energy Inc	4,293	44,647
Wausau Paper Corp	233	2,656
Zep Inc	1,482	23,460
Zoltek Cos Inc *	2,911	37,581

		3,548,340

Telecommunication Services - 0.6%

Boingo Wireless Inc *	1,934	12,010
Cbeyond Inc *	2,593	20,329
Cincinnati Bell Inc *	15,081	46,148
Fairpoint Communications Inc *	408	3,407
Hawaiian Telcom Holdco Inc *	1,191	29,966
IDT Corp ‘B’	188	3,514
inContact Inc *	526	4,324
Iridium Communications Inc *	6,771	52,543
Leap Wireless International Inc *	4,428	29,800
magicJack VocalTec Ltd * (Israel)	640	9,082
Neutral Tandem Inc	2,157	12,403
NII Holdings Inc *	18,163	121,147
ORBCOMM Inc *	3,795	17,039
Premiere Global Services Inc *	4,079	49,233
Shenandoah Telecommunications Co	349	5,821
Towerstream Corp *	1,582	4,034
USA Mobility Inc	2,355	31,957
Vonage Holdings Corp *	7,549	21,364

		474,121

Utilities - 6.0%

ALLETE Inc	4,218	210,267
American States Water Co	1,866	100,148
Artesian Resources Corp ‘A’	802	17,869
Atlantic Power Corp (Canada)	12,709	50,073
Avista Corp	6,334	171,145
Black Hills Corp	4,693	228,784
California Water Service Group	5,033	98,194
Chesapeake Utilities Corp	1,016	52,314
Cleco Corp	6,393	296,827
Connecticut Water Service Inc	1,132	32,488
Consolidated Water Co Ltd (Cayman)	1,510	17,259
Delta Natural Gas Co Inc	723	15,364
Dynegy Inc *	10,525	237,339
El Paso Electric Co	4,265	150,597
Genie Energy Ltd ‘B’ *	1,410	12,902
IDACORP Inc	5,303	253,271
MGE Energy Inc	2,442	133,724
Middlesex Water Co	1,659	33,047
New Jersey Resources Corp	4,429	183,936
Northwest Natural Gas Co	2,853	121,195
NorthWestern Corp	4,003	159,720
Ormat Technologies Inc	1,850	43,512
Otter Tail Corp	3,829	108,744
Piedmont Natural Gas Co Inc	7,985	269,414
PNM Resources Inc	8,392	186,219

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-62

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Portland General Electric Co	7,993	$244,506
SJW Corp	1,187	31,099
South Jersey Industries Inc	2,746	157,648
Southwest Gas Corp	4,904	229,458
The Empire District Electric Co	4,486	100,083
The Laclede Group Inc	3,452	157,618
UIL Holdings Corp	5,350	204,638
Unitil Corp	1,456	42,049
UNS Energy Corp	4,121	184,332
WGL Holdings Inc	5,465	236,197
York Water Co	355	6,756

		4,778,736

Total Common Stocks (Cost $66,243,095)		74,087,965

EXCHANGE-TRADED FUND - 2.2%

iShares Russell 2000 Value Index Fund	20,968	1,801,151

Total Exchange-Traded Fund (Cost $1,819,407)		1,801,151

	Principal Amount

SHORT-TERM INVESTMENT - 4.1%

Repurchase Agreement - 4.1%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $3,221,767; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $3,289,619)	$3,221,764	3,221,764

Total Short-Term Investment (Cost $3,221,764)		3,221,764

TOTAL INVESTMENTS - 99.5% (Cost $71,284,266)		79,111,209

OTHER ASSETS & LIABILITIES, NET - 0.5%		362,972

NET ASSETS - 100.0%		$79,474,181

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	36.8%
Industrials	12.2%
Consumer Discretionary	10.1%
Information Technology	9.8%
Energy	6.6%
Utilities	6.0%
Materials	4.5%
Health Care	4.1%
Short-Term Investment	4.1%
Others (each less than 3.0%)	5.3%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2013, $192,880 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (09/13)	GSC	37	$3,596,247	$10,143

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-63

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$329	$329	$-	$-
	Common Stocks (1)	74,087,965	74,087,965	-	-
	Exchange-Traded Fund	1,801,151	1,801,151	-	-
	Short-Term Investment	3,221,764	-	3,221,764	-
	Derivatives:
	Equity Contracts
	Futures	10,143	10,143	-	-

	Total	$79,121,352	$75,899,588	$3,221,764	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-64

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 6.3%

Brazil - 5.9%

AES Tiete SA	2,800	$26,452
Banco Bradesco SA *	28,025	361,718
Banco Bradesco SA ADR	29,970	389,910
Banco do Estado do Rio Grande do Sul SA ‘B’ *	5,200	35,259
Braskem SA ADR *	2,100	31,248
Centrais Eletricas Brasileiras SA ‘B’ *	3,500	13,694
Centrais Eletricas Brasileiras SA ADR	800	3,176
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,544	113,556
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,400	63,644
Cia de Bebidas das Americas	8,328	311,719
Cia de Bebidas das Americas ADR	9,650	360,427
Cia Energetica de Minas Gerais	8,253	73,640
Cia Energetica de Sao Paulo ‘B’	3,500	30,791
Gerdau SA	11,561	65,335
Gerdau SA ADR	6,842	39,068
Itau Unibanco Holding SA	28,500	367,466
Itau Unibanco Holding SA ADR	33,550	433,466
Klabin SA	10,800	53,725
Lojas Americanas SA	6,123	42,917
Petroleo Brasileiro SA *	38,682	280,492
Petroleo Brasileiro SA ADR *	34,993	512,997
Suzano Papel e Celulose SA	17,993	66,526
Telefonica Brasil SA	4,100	92,608
Ultrapar Participacoes SA ADR	3,300	79,002
Usinas Siderurgicas de Minas Gerais SA ‘A’ *	7,505	24,990
Vale SA	19,200	232,756
Vale SA ADR	28,066	341,283

		4,447,865

Colombia - 0.4%

Banco Davivienda SA	1,155	13,920
Bancolombia SA ADR	2,560	144,640
Grupo Aval Acciones y Valores	83,725	59,907
Grupo de Inversiones Suramericana SA	1,644	32,457

		250,924

Total Preferred Stocks (Cost $5,799,752)		4,698,789

COMMON STOCKS - 92.3%

Bermuda - 0.9%

Brilliance China Automotive Holdings Ltd *	60,000	66,738
China Gas Holdings Ltd	58,000	59,095
China Resources Gas Group Ltd	26,000	66,038
COSCO Pacific Ltd	24,182	30,959
Credicorp Ltd	1,200	153,552
Haier Electronics Group Co Ltd	29,000	46,253
Kunlun Energy Co Ltd	54,000	95,283
VimpelCom Ltd ADR	15,200	152,912

		670,830

Brazil - 6.2%

AES Tiete SA	1,400	12,705
All America Latina Logistica SA	14,902	63,178
Arteris SA	5,400	48,861
Banco Bradesco SA *	17,237	236,383
Banco do Brasil SA	13,911	137,966
Banco Santander Brasil SA	9,300	56,475
Banco Santander Brasil SA ADR	13,939	86,701
BM&FBovespa SA	51,327	284,313
BR Malls Participacoes SA	6,400	57,307

	Shares	Value
BRF SA	7,622	$165,499
BRF SA ADR	7,300	158,483
CCR SA	20,272	160,806
Centrais Eletricas Brasileiras SA ADR *	2,651	5,620
CETIP SA - Mercados Organizados	8,200	83,935
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	7,800	81,198
Cia Energetica de Minas Gerais	5,100	44,889
Cia Hering	2,200	30,860
Cia Paranaense de Energia ADR ‘P’	2,200	27,324
Cia Siderurgica Nacional SA	8,083	21,626
Cia Siderurgica Nacional SA ADR	8,700	24,099
Cielo SA	7,140	179,192
Cosan SA Industria e Comercio	3,876	75,145
CPFL Energia SA	5,200	48,263
CPFL Energia SA ADR	1,160	21,216
Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,300	77,685
Duratex SA *	3,300	18,960
EcoRodovias Infraestrutura e Logistica SA	6,000	42,109
Embraer SA ADR	4,178	154,126
Fibria Celulose SA *	5,500	61,006
Fibria Celulose SA ADR *	2,900	32,161
Grendene SA	836	7,591
Hypermarcas SA	13,600	88,560
Itau Unibanco Holding SA	6,162	80,637
JBS SA	10,139	29,399
Kroton Educacional SA	4,500	62,317
Localiza Rent a Car SA	2,835	40,149
Lojas Americanas SA	2,083	12,649
Lojas Renner SA	3,300	94,577
M Dias Branco SA *	1,200	44,906
Multiplan Empreendimentos Imobiliarios SA	2,500	58,025
Natura Cosmeticos SA	2,921	62,443
Odontoprev SA	7,400	30,511
OGX Petroleo e Gas Participacoes SA *	10,000	3,540
Oi SA	1,200	2,366
Oi SA ADR	15,540	27,972
Oi SA ADR ‘C’	1,164	2,281
Petroleo Brasileiro SA *	36,978	245,432
Petroleo Brasileiro SA ADR *	22,016	295,455
Porto Seguro SA	2,300	24,429
Raia Drogasil SA *	3,300	32,019
Souza Cruz SA	7,500	92,063
Telefonica Brasil SA ADR	1,590	36,284
Tim Participacoes SA	23,600	85,564
Totvs SA	1,828	28,665
Tractebel Energia SA	2,200	34,183
Transmissora Alianca de Energia Eletrica SA	5,338	51,123
Ultrapar Participacoes SA	5,202	123,840
Vale SA	6,200	80,857
Vale SA ADR	24,351	320,216
WEG SA	3,200	40,370

		4,636,514

Cayman - 2.8%

Agile Property Holdings Ltd	18,000	19,266
Belle International Holdings Ltd	103,000	141,595
China Mengniu Dairy Co Ltd	29,000	103,525
China Resources Cement Holdings Ltd	52,000	25,942
China Resources Land Ltd	30,000	81,337
China State Construction International Holdings Ltd	48,000	74,532
Country Garden Holdings Co Ltd	65,044	33,368
ENN Energy Holdings Ltd	10,000	53,187
Eurasia Drilling Co Ltd GDR (LI) ~	2,357	87,755
Evergrande Real Estate Group Ltd *	141,000	52,010
GCL-Poly Energy Holdings Ltd *	89,000	19,090
Geely Automobile Holdings Ltd	145,000	62,422

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-65

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Greentown China Holdings Ltd	28,500	$46,041
Hengan International Group Co Ltd	11,000	118,893
Longfor Properties Co Ltd	31,500	46,594
New World China Land Ltd	76,000	29,191
Shenzhou International Group Holdings Ltd	7,000	20,075
Shimao Property Holdings Ltd	24,926	49,035
SOHO China Ltd	81,000	63,790
Tencent Holdings Ltd	19,600	771,387
Tingyi Holding Corp	30,000	78,525
Want Want China Holdings Ltd	89,000	125,001

		2,102,561

Chile - 2.0%

AES Gener SA	87,884	57,257
Aguas Andinas SA ‘A’	94,304	67,176
Banco de Chile ADR	785	68,358
Banco de Credito e Inversiones	840	49,438
Banco Santander Chile	1,004,805	61,805
Banco Santander Chile SA ADR	1,558	38,093
CAP SA	1,029	22,846
Cencosud SA	28,547	142,159
Cia Cervecerias Unidas SA ADR	2,000	57,220
Cia General de Electricidad SA	3,373	20,913
Colbun SA	179,217	47,057
Corpbanca SA	4,258,220	49,032
E.CL SA	14,388	24,355
Empresa Nacional de Electricidad SA ADR	1,700	75,089
Empresas CMPC SA	14,780	45,587
Empresas COPEC SA	10,472	137,071
Enersis SA ADR	10,611	173,596
ENTEL Chile SA	4,334	72,511
Inversiones Aguas Metropolitanas SA	15,078	29,440
Latam Airlines Group SA	4,238	71,580
SACI Falabella	10,378	112,349
Sigdo Koppers SA	8,610	17,115
Sociedad Quimica y Minera de Chile SA ADR	1,300	52,520
Sonda SA	17,471	50,895

		1,543,462

China - 8.4%

Agricultural Bank of China Ltd ‘H’	302,000	123,541
Air China Ltd ‘H’	58,000	41,425
Aluminum Corp of China Ltd ADR *	2,300	18,078
Anhui Conch Cement Co Ltd ‘H’	31,000	82,944
Bank of China Ltd ‘H’	1,551,400	633,306
Bank of Communications Co Ltd ‘H’	157,925	100,766
BBMG Corp ‘H’	36,500	22,322
Byd Co Ltd ‘H’ *	11,000	36,175
China BlueChemical Ltd ‘H’	22,000	13,294
China CITIC Bank Corp Ltd ‘H’	145,000	66,373
China Coal Energy Co Ltd ‘H’	146,000	75,767
China Communications Construction Co Ltd ‘H’	67,000	52,241
China Communications Services Corp Ltd ‘H’	68,000	42,918
China Construction Bank Corp ‘H’	1,360,340	955,534
China COSCO Holdings Co Ltd ‘H’ *	138,500	60,660
China International Marine Containers Group Co Ltd ‘H’ *	10,400	17,815
China Life Insurance Co Ltd ‘H’	58,000	135,958
China Life Insurance Co Ltd ADR	4,353	151,833
China Longyuan Power Group Corp ‘H’	30,000	30,904
China Merchants Bank Co Ltd ‘H’	76,300	126,753
China Minsheng Banking Corp Ltd ‘H’	88,000	85,186
China National Building Material Co Ltd ‘H’	70,000	62,314
China Oilfield Services Ltd ‘H’	14,000	27,148
China Pacific Insurance Group Co Ltd ‘H’	42,800	135,512
China Petroleum & Chemical Corp ‘H’	296,400	207,060
China Petroleum & Chemical Corp ADR	1,400	128,100

	Shares	Value
China Railway Construction Corp Ltd ‘H’	70,000	$60,530
China Railway Group Ltd ‘H’	115,000	52,848
China Shenhua Energy Co Ltd ‘H’	71,500	179,679
China Shipping Container Lines Co Ltd ‘H’ *	95,000	24,581
China Telecom Corp Ltd ADR	1,618	76,855
Chongqing Rural Commercial Bank ‘H’	124,000	52,221
CITIC Securities Co Ltd ‘H’	20,500	36,126
CSR Corp Ltd ‘H’	40,000	23,343
Dongfeng Motor Group Co Ltd ‘H’	66,000	87,760
Great Wall Motor Co Ltd ‘H’	31,000	131,413
Guangzhou Automobile Group Co Ltd ‘H’	42,000	39,517
Guangzhou R&F Properties Co Ltd ‘H’	40,000	57,102
Huaneng Power International Inc ‘H’	86,000	84,941
Industrial & Commercial Bank of China Ltd ‘H’	1,169,045	730,650
Jiangsu Expressway Co Ltd ‘H’	24,000	24,777
Jiangxi Copper Co Ltd ‘H’	17,000	28,611
New China Life Insurance Co Ltd ‘H’	17,200	52,423
PetroChina Co Ltd ‘H’	202,000	219,593
PetroChina Co Ltd ADR	1,750	193,672
PICC Property & Casualty Co Ltd ‘H’	57,720	64,816
Ping An Insurance Group Co of China Ltd ‘H’	31,500	209,823
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	52,000	56,579
Shanghai Electric Group Co Ltd ‘H’	14,000	4,677
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	31,900	59,327
Sinopec Shanghai Petrochemical Co Ltd ADR *	619	20,569
Sinopharm Group Co Ltd ‘H’	21,600	54,138
Tsingtao Brewery Co Ltd ‘H’	6,000	42,916
Weichai Power Co Ltd ‘H’	7,200	20,914
Yanzhou Coal Mining Co Ltd ‘H’	56,000	40,012
Yanzhou Coal Mining Co Ltd ADR	1,600	11,376
Zhaojin Mining Industry Co Ltd ‘H’	29,000	18,601
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	20,063
Zijin Mining Group Co Ltd ‘H’	112,000	19,579
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	26,275
ZTE Corp ‘H’ *	12,000	19,160

		6,279,394

Colombia - 0.6%

Almacenes Exito SA	7,141	118,912
Bancolombia SA	3,016	41,434
Cementos Argos SA (BOG)	7,902	32,814
Ecopetrol SA	34,509	73,267
Ecopetrol SA ADR	3,773	158,692
Grupo Aval Acciones y Valores	43,742	30,843
Grupo Nutresa SA	204	2,546

		458,508

Cyprus - 0.1%

Globaltrans Investment PLC GDR ~	4,069	55,908

Czech Republic - 0.2%

CEZ AS	3,220	77,176
Komercni Banka AS	225	41,733
Telefonica Czech Republic AS	1,470	20,220

		139,129

Egypt - 0.1%

Commercial International Bank SAE GDR	5,790	22,755
Orascom Telecom Holding SAE GDR * ~	16,470	46,082

		68,837

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-66

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Hong Kong - 3.0%

Beijing Enterprises Holdings Ltd	9,500	$68,261
China Merchants Holdings International Co Ltd	18,000	55,901
China Mobile Ltd	9,000	93,767
China Mobile Ltd ADR	14,502	750,769
China Overseas Land & Investment Ltd	74,000	191,116
China Resources Enterprise Ltd	32,000	100,029
China Resources Power Holdings Co Ltd	10,000	23,882
China Taiping Insurance Holdings Co Ltd *	15,400	23,662
China Unicom Ltd	10,000	13,190
China Unicom Ltd ADR	5,450	71,613
CITIC Pacific Ltd	46,000	48,958
CNOOC Ltd	40,000	67,193
CNOOC Ltd ADR	2,681	449,014
Fosun International Ltd	71,500	52,233
Guangdong Investment Ltd	76,000	65,930
Lenovo Group Ltd	118,000	106,551
Shanghai Industrial Holdings Ltd	5,169	15,920
Sino-Ocean Land Holdings Ltd	35,500	19,034
Sun Art Retail Group Ltd	44,000	63,368

		2,280,391

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC	780	58,351
OTP Bank PLC	7,212	151,351
Richter Gedeon Nyrt	182	27,269

		236,971

India - 6.8%

ABB Ltd (XNSE)	2,249	23,240
ACC Ltd	728	14,975
Adani Enterprises Ltd	1,199	4,181
Adani Ports & Special Economic Zone	9,699	24,680
Adani Power Ltd *	10,755	7,415
Aditya Birla Nuvo Ltd	2,630	46,784
Ambuja Cements Ltd	13,048	40,737
Apollo Hospitals Enterprise Ltd	2,321	41,496
Asian Paints Ltd	642	49,815
Axis Bank Ltd	7,647	170,173
Bajaj Auto Ltd	1,696	54,665
Bank of India	6,327	24,725
Bharat Heavy Electricals Ltd	17,710	52,169
Bharat Petroleum Corp Ltd	8,972	55,469
Bharti Airtel Ltd	15,159	74,033
Bosch Ltd	146	22,076
Cairn India Ltd	5,368	25,990
Cipla Ltd	9,033	59,425
Colgate-Palmolive India Ltd	1,412	32,253
Container Corp Of India	1,152	21,397
Dabur India Ltd	21,858	57,538
DLF Ltd	14,014	42,460
Dr Reddy’s Laboratories Ltd ADR	1,900	71,858
Federal Bank Ltd	1,667	11,495
GAIL India Ltd	5,282	28,025
GAIL India Ltd GDR ~	280	9,185
GlaxoSmithKline Pharmaceuticals Ltd	900	35,335
Godrej Consumer Products Ltd	2,985	40,763
HCL Technologies Ltd	6,348	82,566
HDFC Bank Ltd	34,185	383,334
Hero Motocorp Ltd *	938	26,220
Hindalco Industries Ltd	15,938	26,364
ICICI Bank Ltd	3,312	59,436
ICICI Bank Ltd ADR	4,200	160,650
Idea Cellular Ltd *	30,201	72,191
IDFC Ltd	16,783	35,922
Indian Oil Corp Ltd	7,289	28,711
IndusInd Bank Ltd	3,595	28,139
Infosys Ltd	2,134	89,165

	Shares	Value
Infosys Ltd ADR	6,957	$286,559
ITC Ltd	52,966	286,823
Jaiprakash Associates Ltd	49,050	44,114
Jindal Steel & Power Ltd	5,356	19,348
JSW Steel Ltd	5,608	61,339
Kotak Mahindra Bank Ltd	8,087	98,132
Larsen & Toubro Ltd	6,275	147,656
Lupin Ltd	2,084	27,297
Mahindra & Mahindra Ltd	7,278	118,626
National Aluminium Co Ltd	5,262	2,548
Nestle India Ltd	608	49,715
NHPC Ltd	64,839	20,175
NTPC Ltd	30,501	73,524
Oil & Natural Gas Corp Ltd	8,392	46,818
Oil India Ltd	4,590	44,044
Oracle Financial Services Software Ltd *	841	38,196
Pidilite Industries Ltd	3,936	17,555
Power Grid Corp of India Ltd	22,814	42,664
Ranbaxy Laboratories Ltd *	5,898	30,722
Reliance Capital Ltd	6,056	34,425
Reliance Communications Ltd	17,316	34,361
Reliance Industries Ltd	1,280	18,531
Reliance Industries Ltd GDR (LI) ~	8,064	232,363
Reliance Infrastructure Ltd	4,162	24,336
Reliance Power Ltd *	15,483	16,796
Sesa Goa Ltd	24,858	59,730
Shree Cement Ltd	491	38,844
Shriram Transport Finance Co Ltd	534	6,389
State Bank of India	3,083	101,469
Sterlite Industries India Ltd ADR	4,900	28,616
Sun Pharmaceutical Industries Ltd	7,057	119,084
Tata Consultancy Services Ltd	10,027	256,573
Tata Global Beverages Ltd	12,875	29,090
Tata Motors Ltd ADR	3,200	75,008
Tata Power Co Ltd	7,070	10,281
Tata Steel Ltd	5,646	25,788
Tech Mahindra Ltd	3,643	64,432
Titan Industries Ltd	12,232	45,774
Ultratech Cement Ltd	1,575	49,729
United Spirits Ltd	921	33,653
Wipro Ltd	12,179	71,469
Yes Bank Ltd	7,759	59,987
Zee Entertainment Enterprises Ltd	13,255	52,542

		5,080,180

Indonesia - 3.5%

P.T. Adaro Energy Tbk	212,500	18,300
P.T. Alam Sutera Realty Tbk	344,500	25,844
P.T. Astra Agro Lestari Tbk	26,500	52,385
P.T. Astra International Tbk	455,000	319,329
P.T. Bank Central Asia Tbk	240,500	240,900
P.T. Bank Danamon Indonesia Tbk	99,000	58,223
P.T. Bank Mandiri Persero Tbk	211,629	190,730
P.T. Bank Negara Indonesia Persero Tbk	179,000	77,085
P.T. Bank Rakyat Indonesia Persero Tbk	306,500	237,463
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	6,872
P.T. Bhakti Investama Tbk	545,500	26,245
P.T. Bumi Resources Tbk *	122,000	6,673
P.T. Bumi Serpong Damai	255,000	45,964
P.T. Charoen Pokphand Indonesia Tbk	206,500	106,363
P.T. Global Mediacom Tbk	344,000	73,883
P.T. Gudang Garam Tbk	8,500	43,207
P.T. Indo Tambangraya Megah Tbk	7,000	19,752
P.T. Indocement Tunggal Prakarsa Tbk	37,500	91,880
P.T. Indofood CBP Sukses Makmur Tbk	36,000	44,155
P.T. Indofood Sukses Makmur Tbk	149,000	110,227
P.T. Japfa Comfeed Indonesia Tbk	153,500	24,743
P.T. Jasa Marga Persero Tbk	53,500	32,486
P.T. Kalbe Farma Tbk	362,000	51,999

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-67

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
P.T. Lippo Karawaci Tbk	469,000	$71,520
P.T. Mayora Indah Tbk	6,500	19,681
P.T. Media Nusantara Citra Tbk	193,500	60,394
P.T. Perusahaan Gas Negara Persero Tbk	207,000	119,379
P.T. Semen Indonesia Persero Tbk	62,000	106,045
P.T. Summarecon Agung Tbk	209,000	27,160
P.T. Tambang Batubara Bukit Asam Persero Tbk	24,000	32,043
P.T. Telekomunikasi Indonesia Persero Tbk ADR	3,100	132,494
P.T. Unilever Indonesia Tbk	39,000	120,031
P.T. United Tractors Tbk	22,696	41,338
P.T. Vale Indonesia Tbk	39,500	8,008
P.T. XL Axiata Tbk	47,000	22,799

		2,665,600

Luxembourg - 0.0%

Kernel Holding SA *	891	12,835

Malaysia - 4.6%

AirAsia Bhd	48,800	49,267
Alliance Financial Group Bhd	20,300	34,026
AMMB Holdings Bhd	26,900	62,483
Axiata Group Bhd	49,400	102,753
Batu Kawan BHD	1,700	10,044
Berjaya Sports Toto Bhd	42,500	58,724
British American Tobacco Malaysia Bhd	3,600	67,530
Bumi Armada Bhd *	22,100	26,993
CIMB Group Holdings Bhd	119,500	309,530
Dialog Group Bhd	40,800	36,233
DiGi.Com Bhd	81,200	121,736
Gamuda Bhd	60,500	90,544
Genting Bhd	38,500	126,429
Genting Malaysia Bhd	61,900	75,901
Genting Plantations Bhd	8,800	25,650
Guinness Anchor Bhd	2,300	13,858
Hong Leong Bank Bhd	15,200	66,711
Hong Leong Financial Group Bhd	8,400	38,149
IJM Corp Bhd	29,500	52,590
IOI Corp Bhd	74,446	128,154
Kuala Lumpur Kepong Bhd	10,700	73,549
Lafarge Malaysia Bhd	16,800	54,043
Malayan Banking Bhd	100,027	329,213
Malaysia Airports Holdings Bhd	9,000	17,975
Maxis Bhd	47,200	102,447
MISC Bhd *	23,160	37,300
MMC Corp Bhd	33,300	28,364
Nestle Malaysia Bhd	1,600	33,927
Parkson Holdings Bhd	18,000	22,217
Petronas Chemicals Group Bhd	48,500	101,269
Petronas Dagangan Bhd	11,200	89,063
Petronas Gas Bhd	10,500	69,445
PPB Group Bhd	11,100	49,532
Public Bank Bhd	22,400	120,683
RHB Capital Bhd	22,181	60,340
Sapurakencana Petroleum Bhd *	73,100	94,123
Sime Darby Bhd	60,900	183,273
SP Setia Bhd	49,200	52,087
Telekom Malaysia Bhd	29,300	50,076
Tenaga Nasional Bhd	66,700	174,370
UEM Sunrise Bhd	41,900	40,913
UMW Holdings Bhd	20,500	94,130
YTL Corp Bhd	112,608	58,932
YTL Power International Bhd	55,000	27,850

		3,462,426

Mexico - 5.8%

Alfa SAB de CV ‘A’	83,204	200,088
America Movil SAB de CV ‘L’	248,702	270,632
America Movil SAB de CV ‘L’ ADR	21,818	474,541
Arca Continental SAB de CV	7,000	53,656

	Shares	Value
Cemex SAB de CV *	205,084	$217,470
Cemex SAB de CV ADR *	14,716	155,695
Coca-Cola Femsa SAB de CV ADR	1,127	158,107
Controladora Comercial Mexicana SAB de CV	16,227	61,690
El Puerto de Liverpool SAB de CV ‘C1’	5,511	65,205
Fomento Economico Mexicano SAB de CV ADR	4,631	477,873
Grupo Aeroportuario del Pacifico SAB de CV ADR	711	36,140
Grupo Aeroportuario del Sureste SAB de CV ADR	430	47,833
Grupo Bimbo SAB de CV ‘A’	31,900	96,753
Grupo Carso SAB de CV ‘A1’	17,400	83,015
Grupo Comercial Chedraui SA de CV	5,900	21,902
Grupo Financiero Banorte SAB de CV ‘O’	59,848	357,496
Grupo Financiero Inbursa SAB de CV ‘O’	42,900	94,359
Grupo Mexico SAB de CV ‘B’	93,062	269,330
Grupo Televisa SAB	37,359	185,996
Grupo Televisa SAB ADR	8,100	201,204
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	14,200	33,962
Industrias CH SAB de CV ‘B’ *	5,900	39,022
Industrias Penoles SAB de CV	2,870	85,499
Kimberly-Clark de Mexico SAB de CV ‘A’	45,500	149,238
Mexichem SAB de CV	25,315	104,972
Minera Frisco SAB de CV ‘A1’ *	9,900	29,660
OHL Mexico SAB de CV *	19,300	45,876
Organizacion Soriana SAB de CV ‘B’	24,633	92,487
Wal-Mart de Mexico SAB de CV ‘V’	78,000	218,636

		4,328,337

Netherlands - 0.1%

X5 Retail Group NV GDR *	4,261	77,079

Peru - 0.1%

Cia de Minas Buenaventura SA ADR	2,748	40,560

Philippines - 1.6%

Aboitiz Equity Ventures Inc	34,920	40,454
Aboitiz Power Corp	21,700	17,438
Alliance Global Group Inc *	169,300	90,567
Ayala Corp	5,030	67,078
Ayala Land Inc	123,300	86,041
Bank of the Philippine Islands	38,860	86,088
BDO Unibank Inc	29,363	57,649
DMCI Holdings Inc	7,400	8,802
Energy Development Corp	104,000	13,862
Globe Telecom Inc	1,415	52,583
International Container Terminal Services Inc	27,610	55,267
Jollibee Foods Corp	17,340	59,104
Manila Electric Co	3,410	25,890
Megaworld Corp *	589,000	44,613
Metro Pacific Investments Corp	391,400	47,565
Metropolitan Bank & Trust	5,000	12,762
Philippine Long Distance Telephone Co	1,365	92,814
Philippine National Bank *	13,050	25,791
Robinsons Land Corp	20,600	9,633
San Miguel Corp	15,060	32,079
SM Investments Corp	4,390	107,875
SM Prime Holdings Inc	188,900	70,685
Universal Robina Corp	31,820	91,498

		1,196,138

Poland - 1.4%

Bank Handlowy w Warszawie SA	1,418	39,651
Bank Millennium SA *	16,906	26,494

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-68

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Bank Pekao SA	3,315	$149,108
BRE Bank SA	215	24,648
Eurocash SA	1,604	28,288
Grupa Azoty SA	734	16,339
ING Bank Slaski SA *	687	19,551
Jastrzebska Spolka Weglowa SA	723	13,901
KGHM Polska Miedz SA	2,314	83,754
LPP SA	14	27,574
PGE SA	21,404	98,954
Polski Koncern Naftowy Orlen SA *	7,886	110,113
Polskie Gornictwo Naftowe i Gazownictwo SA *	22,886	39,869
Powszechna Kasa Oszczednosci Bank Polski SA	17,251	184,740
Powszechny Zaklad Ubezpieczen SA	1,228	151,314
Synthos SA	25,885	35,469
Tauron Polska Energia SA	22,376	29,003
Telekomunikacja Polska SA	7,313	16,827

		1,095,597

Russia - 4.2%

Gazprom OAO ADR (LI)	137,425	904,924
Lukoil OAO ADR (LI)	10,140	578,475
Mechel ADR	1,900	5,472
MMC Norilsk Nickel OJSC ADR	10,161	145,287
Novolipetsk Steel OJSC GDR ~	1,300	17,069
Rosneft OAO GDR ~	28,759	195,704
Rostelecom OJSC ADR (LI)	1,666	26,499
Rus Hydro Management JSC ADR	18,186	26,362
Sberbank of Russia ADR (LON)	65,654	748,570
Severstal OAO GDR * ~	3,870	24,652
Tatneft ADR	5,184	186,570
Uralkali OJSC GDR (LI) ~	6,265	206,757
VTB Bank OJSC GDR ~	11,312	32,126
VTB Bank OJSC GDR (LI) ~	10,700	30,123

		3,128,590

South Africa - 7.3%

ABSA Group Ltd	8,251	123,481
African Bank Investments Ltd	13,123	21,641
African Rainbow Minerals Ltd	4,312	65,023
Anglo American Platinum Ltd *	1,008	29,913
AngloGold Ashanti Ltd ADR	9,339	133,548
ArcelorMittal South Africa Ltd *	3,427	11,074
Aspen Pharmacare Holdings Ltd *	6,908	158,383
Assore Ltd	620	19,981
Barloworld Ltd	4,976	40,938
Bidvest Group Ltd	6,433	158,918
Capitec Bank Holdings Ltd	2,056	40,140
Coronation Fund Managers Ltd	7,445	47,242
Discovery Holdings Ltd	9,948	84,352
Exxaro Resources Ltd	5,603	82,433
FirstRand Ltd	73,802	215,274
Gold Fields Ltd ADR	10,500	55,125
Harmony Gold Mining Co Ltd ADR	5,600	21,336
Impala Platinum Holdings Ltd	8,115	76,191
Imperial Holdings Ltd	4,190	88,744
Investec Ltd	8,531	55,184
Kumba Iron Ore Ltd	1,066	49,470
Liberty Holdings Ltd	2,176	26,385
Life Healthcare Group Holdings Ltd	24,468	93,410
Massmart Holdings Ltd	2,949	53,426
Mediclinic International Ltd	9,529	66,004
MMI Holdings Ltd	29,621	66,243
Mondi Ltd	4,228	54,083
Mr Price Group Ltd	4,502	61,225
MTN Group Ltd	43,543	807,684
Nampak Ltd	18,796	62,465
Naspers Ltd ‘N’	9,478	696,834
Nedbank Group Ltd	5,301	93,899

	Shares	Value
Netcare Ltd	22,886	$53,270
Pick n Pay Stores Ltd	1,971	7,887
PPC Ltd	640	1,926
Sanlam Ltd	40,733	188,954
Santam Ltd	220	4,296
Sasol Ltd	1,209	52,521
Sasol Ltd ADR	12,583	544,970
Shoprite Holdings Ltd	6,798	127,314
Sibanye Gold Ltd *	805	2,367
Standard Bank Group Ltd	30,696	345,054
Steinhoff International Holdings Ltd *	27,465	68,073
The Foschini Group Ltd	4,177	41,588
The Spar Group Ltd	2,292	27,782
Tiger Brands Ltd	3,472	103,557
Truworths International Ltd	10,708	94,084
Vodacom Group Ltd	7,573	80,252
Woolworths Holdings Ltd	12,887	83,909

		5,487,853

South Korea - 14.8%

Amorepacific Corp	103	82,405
AMOREPACIFIC Group	137	41,609
BS Financial Group Inc	4,800	60,452
Celltrion Inc	433	15,847
Cheil Industries Inc	1,419	110,824
Cheil Worldwide Inc *	2,070	44,435
CJ CheilJedang Corp	236	53,460
CJ Corp	378	37,429
Coway Co Ltd	1,260	61,361
Daelim Industrial Co Ltd	1,182	89,422
Daewoo Engineering & Construction Co Ltd *	1,660	10,261
Daewoo International Corp	650	19,987
Daewoo Securities Co Ltd	5,401	47,115
Daewoo Shipbuilding & Marine Engineering Co Ltd	1,510	33,147
Dongbu Insurance Co Ltd	1,180	49,680
Doosan Corp	175	19,630
Doosan Heavy Industries & Construction Co Ltd	682	25,282
Doosan Infracore Co Ltd *	1,790	16,635
E-Mart Co Ltd	519	91,090
Grand Korea Leisure Co Ltd	1,620	50,015
GS Engineering & Construction Corp	488	11,873
GS Holdings	1,907	85,383
Hana Financial Group Inc	7,840	226,781
Hankook Tire Co Ltd	1,286	59,456
Hanwha Chemical Corp	1,910	27,751
Hanwha Corp	1,700	43,636
Hanwha Life Insurance Co Ltd	5,790	33,253
Hotel Shilla Co Ltd	695	36,938
Hyundai Department Store Co Ltd	294	38,442
Hyundai Engineering & Construction Co Ltd	1,422	69,355
Hyundai Glovis Co Ltd	175	29,590
Hyundai Heavy Industries Co Ltd	753	120,292
Hyundai Hysco Co Ltd	1,220	36,383
Hyundai Marine & Fire Insurance Co Ltd	1,790	47,397
Hyundai Merchant Marine Co Ltd *	220	2,760
Hyundai Mipo Dockyard	263	28,849
Hyundai Mobis	1,477	351,660
Hyundai Motor Co	3,621	711,393
Hyundai Steel Co	1,338	74,762
Hyundai Wia Corp	529	78,407
Industrial Bank of Korea	2,980	28,448
Kangwon Land Inc	2,350	64,850
KB Financial Group Inc	5,700	170,052
KB Financial Group Inc ADR	3,700	109,631
KCC Corp	151	43,252
Kia Motors Corp	5,867	317,182
Korea Electric Power Corp *	2,530	58,157

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-69

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Korea Electric Power Corp ADR *	5,300	$59,943
Korea Gas Corp	550	25,309
Korea Investment Holdings Co Ltd	260	9,403
Korea Zinc Co Ltd	171	41,196
Korean Air Lines Co Ltd *	858	23,007
KT Corp ADR	100	1,552
KT&G Corp	1,938	125,702
Kumho Petro Chemical Co Ltd	349	25,057
LG Chem Ltd	1,198	263,880
LG Corp	2,097	116,115
LG Display Co Ltd *	3,740	89,925
LG Display Co Ltd ADR	3,700	43,919
LG Electronics Inc	2,827	179,762
LG Household & Health Care Ltd	196	95,517
LG Uplus Corp *	6,140	64,247
Lotte Chemical Corp	465	57,782
Lotte Confectionery Co Ltd	32	44,976
Lotte Shopping Co Ltd	295	91,602
LS Corp	365	22,121
Macquarie Korea Infrastructure Fund	3,090	18,496
Mando Corp	157	14,007
NCSoft Corp	291	41,077
NHN Corp	896	228,314
OCI Co Ltd	339	39,552
Orion Corp	86	71,765
POSCO	172	44,832
POSCO ADR	5,509	358,526
S-1 Corp	539	29,558
S-Oil Corp	1,409	89,925
Samsung C&T Corp	3,248	152,663
Samsung Electro-Mechanics Co Ltd	1,234	93,600
Samsung Electronics Co Ltd	2,402	2,819,180
Samsung Engineering Co Ltd	678	43,835
Samsung Fire & Marine Insurance Co Ltd	849	172,693
Samsung Heavy Industries Co Ltd	4,000	124,581
Samsung Life Insurance Co Ltd	1,106	104,311
Samsung SDI Co Ltd	907	107,709
Samsung Securities Co Ltd	1,636	65,757
Samsung Techwin Co Ltd	505	28,717
Shinhan Financial Group Co Ltd	5,330	174,956
Shinhan Financial Group Co Ltd ADR	4,200	136,626
Shinsegae Co Ltd	36	6,616
SK C&C Co Ltd	852	74,203
SK Holdings Co Ltd	858	126,868
SK Hynix Inc *	11,310	308,350
SK Innovation Co Ltd	1,419	167,091
SK Telecom Co Ltd ADR	3,000	60,990
Woori Finance Holdings Co Ltd	11,290	103,592
Woori Investment & Securities Co Ltd	3,260	31,851
Young Poong Corp	5	6,502

		11,093,777

Taiwan - 12.4%

Acer Inc	68,156	48,772
Advanced Semiconductor Engineering Inc	98,000	81,833
Advanced Semiconductor Engineering Inc ADR	12,085	49,065
Advantech Co Ltd	15,000	71,269
Asia Cement Corp	39,009	47,577
Asustek Computer Inc	18,667	159,702
AU Optronics Corp ADR *	16,068	55,595
Catcher Technology Co Ltd	9,000	46,508
Cathay Financial Holding Co Ltd	161,769	219,376
Chang Hwa Commercial Bank	90,000	49,468
Cheng Shin Rubber Industry Co Ltd	38,416	120,728
Chicony Electronics Co Ltd	20,000	51,954
China Airlines Ltd *	38,436	14,469
China Development Financial Holding Corp *	302,834	84,412
China Life Insurance Co Ltd	28,196	27,681

	Shares	Value
China Motor Corp	20,000	$17,606
China Petrochemical Development Corp	18,095	9,172
China Steel Corp	256,754	209,887
Chinatrust Financial Holding Co Ltd	306,441	188,898
Chipbond Technology Corp	14,000	34,131
Chunghwa Telecom Co Ltd	6,000	20,393
Chunghwa Telecom Co Ltd ADR	5,991	192,371
Clevo Co	17,000	28,777
Compal Electronics Inc	142,092	79,540
CTCI Corp	19,000	34,440
Delta Electronics Inc	37,000	167,416
E.Sun Financial Holding Co Ltd	114,437	69,609
Epistar Corp	40,000	69,832
Eva Airways Corp *	13,000	7,423
Evergreen Marine Corp Taiwan Ltd	35,000	19,098
Far Eastern Department Stores Co Ltd	19,760	18,745
Far Eastern New Century Corp	104,572	112,667
Far EasTone Telecommunications Co Ltd	45,000	120,684
Farglory Land Development Co Ltd	4,000	7,320
First Financial Holding Co Ltd	123,814	73,062
Formosa Chemicals & Fibre Corp	63,540	155,148
Formosa Petrochemical Corp	35,000	89,212
Formosa Plastics Corp	86,820	209,337
Foxconn Technology Co Ltd	21,820	52,728
Fubon Financial Holding Co Ltd	93,343	126,548
Giant Manufacturing Co Ltd	6,000	41,213
Highwealth Construction Corp	10,000	20,911
Hiwin Technologies Corp	4,200	24,938
Hon Hai Precision Industry Co Ltd	240,365	590,870
Hotai Motor Co Ltd	5,000	53,680
HTC Corp	16,572	131,613
Hua Nan Financial Holdings Co Ltd	107,803	60,194
Innolux Corp *	87,510	43,220
Inventec Corp	81,000	44,941
Kenda Rubber Industrial Co Ltd	27,000	59,271
Largan Precision Co Ltd	2,000	63,623
Lite-On Technology Corp	55,087	96,500
MediaTek Inc	24,020	277,660
Mega Financial Holding Co Ltd	196,081	148,195
Merida Industry Co Ltd	8,000	47,392
Nan Ya Plastics Corp	98,410	206,305
Novatek Microelectronics Corp	9,000	43,395
Pegatron Corp *	40,090	66,326
Pou Chen Corp	53,000	50,328
Powertech Technology Inc	13,300	24,777
President Chain Store Corp	13,000	84,878
Quanta Computer Inc	60,000	129,259
Radiant Opto-Electronics Corp	11,330	36,901
Realtek Semiconductor Corp	30,000	70,931
Ruentex Development Co Ltd	12,000	21,634
Ruentex Industries Ltd	29,438	64,693
Shin Kong Financial Holding Co Ltd *	113,000	37,806
Siliconware Precision Industries Co	82,000	102,679
Simplo Technology Co Ltd	15,000	64,634
SinoPac Financial Holdings Co Ltd	152,975	72,304
Standard Foods Corp	18,000	56,661
Synnex Technology International Corp	21,000	27,316
Taishin Financial Holding Co Ltd	170,130	74,484
Taiwan Business Bank *	134,160	39,814
Taiwan Cement Corp	88,693	108,769
Taiwan Cooperative Financial Holding Co Ltd	117,001	64,602
Taiwan Fertilizer Co Ltd	11,000	26,472
Taiwan Glass Industry Corp	9,471	8,521
Taiwan Mobile Co Ltd	31,400	123,741
Taiwan Semiconductor Manufacturing Co Ltd	507,779	1,837,651
Teco Electric & Machinery Co Ltd	69,000	68,572
Tripod Technology Corp	10,000	21,469
TSRC Corp	9,000	17,220

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-70

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
U-Ming Marine Transport Corp	25,000	$38,889
Uni-President Enterprises Corp	83,797	162,850
Unimicron Technology Corp	59,000	56,147
United Microelectronics Corp	317,000	152,333
Vanguard International Semiconductor Corp	31,000	34,893
Walsin Lihwa Corp	67,000	18,894
Wan Hai Lines Ltd	28,000	14,396
Wintek Corp	14,299	6,221
Wistron Corp	90,104	90,530
WPG Holdings Ltd	44,000	51,849
Yuanta Financial Holding Co Ltd	217,210	112,431
Yulon Motor Co Ltd	25,000	39,900

		9,278,149

Thailand - 3.1%

Advanced Info Service PCL	19,900	179,067
Airports of Thailand PCL	15,100	81,348
Bangkok Bank PCL NVDR	18,400	120,478
Bangkok Dusit Medical Services PCL ‘F’	9,700	48,922
Bangkok Life Assurance PCL NVDR	13,200	27,220
Bank of Ayudhya PCL	34,200	38,765
Bank of Ayudhya PCL NVDR	51,800	58,713
Banpu PCL	1,150	8,902
BEC World PCL	11,000	20,793
Big C Supercenter PCL	9,100	54,444
Central Pattana PCL	26,000	37,455
Charoen Pokphand Foods PCL	101,200	83,788
CP ALL PCL	75,600	94,385
Glow Energy PCL	3,100	7,166
Home Product Center PCL	31,033	11,434
Indorama Ventures PCL	30,900	17,633
IRPC PCL	203,300	21,473
Kasikornbank PCL	19,000	118,979
Kasikornbank PCL NVDR	8,500	51,774
Krung Thai Bank PCL	102,375	66,576
Land & Houses PCL NVDR	52,900	19,117
Minor International PCL	71,200	56,014
PTT Exploration & Production PCL	31,041	157,291
PTT Global Chemical PCL	33,800	74,610
PTT PCL	26,200	281,694
Ratchaburi Electricity Generating Holding PCL NVDR	32,100	53,117
Robinson Department Store PCL	18,000	35,038
Siam Cement PCL NVDR	9,400	134,125
Siam City Cement PCL	1,900	23,289
Siam Commercial Bank PCL	28,700	157,618
Siam Makro PCL	1,000	25,142
Thai Airways International PCL	30,500	24,250
Thai Oil PCL	18,400	37,035
Thai Union Frozen Products PCL	10,400	19,526
TMB Bank PCL	327,600	23,351
Total Access Communication PCL	10,500	39,814
True Corp PCL *	249,700	53,013

		2,363,359

Turkey - 1.9%

Akbank TAS	37,941	154,206
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,568	51,789
Arcelik AS	5,881	38,792
BIM Birlesik Magazalar AS	4,780	103,496
Coca-Cola Icecek AS	1,363	39,174
Enka Insaat ve Sanayi AS	2,453	6,156
Eregli Demir ve Celik Fabrikalari TAS	16,756	17,249
Ford Otomotiv Sanayi AS	2,270	31,264
KOC Holding AS	16,745	80,207
Tofas Turk Otomobil Fabrikasi AS	7,825	48,774
Tupras Turkiye Petrol Rafinerileri AS	2,802	68,392
Turk Hava Yollari	18,079	70,148
Turk Telekomunikasyon AS	10,513	40,809
Turkcell Iletisim Hizmetleri AS *	5,832	33,804

	Shares	Value
Turkcell Iletisim Hizmetleri AS ADR *	4,700	$67,539
Turkiye Garanti Bankasi AS	49,826	216,901
Turkiye Halk Bankasi AS	16,860	142,514
Turkiye Is Bankasi ‘C’	31,092	91,629
Turkiye Sise ve Cam Fabrikalari AS	23,059	32,220
Turkiye Vakiflar Bankasi Tao ‘D’	24,805	61,645
Yapi ve Kredi Bankasi AS	22,801	51,739

		1,448,447

United Kingdom - 0.1%

Mail.ru Group Ltd GDR (LI) ~	1,351	38,699

Total Common Stocks (Cost $69,218,314)		69,270,131

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $936,723; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $957,994)	$936,722	936,722

Total Short-Term Investment (Cost $936,722)		936,722

TOTAL INVESTMENTS - 99.8% (Cost $75,954,788)		74,905,642

OTHER ASSETS & LIABILITIES, NET - 0.2%		152,252

NET ASSETS - 100.0%		$75,057,894

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	26.0%
Information Technology	14.6%
Energy	11.0%
Materials	9.6%
Consumer Staples	9.5%
Consumer Discretionary	9.1%
Industrials	7.0%
Telecommunication Services	6.8%
Utilities	3.4%
Others (each less than 3.0%)	2.8%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-71

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(b)	As of June 30, 2013, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

South Korea	14.8%
Taiwan	12.4%
Brazil	12.1%
China	8.4%
South Africa	7.3%
India	6.8%
Mexico	5.8%
Malaysia	4.6%
Russia	4.2%
Indonesia	3.5%
Thailand	3.1%
Hong Kong	3.0%
Others (each less than 3.0%)	13.8%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$4,698,789	$4,698,789	$-	$-
	Common Stocks
	Bermuda	670,830	306,464	364,366	-
	Brazil	4,636,514	4,636,514	-	-
	Cayman	2,102,561	-	2,102,561	-
	Chile	1,543,462	1,543,462	-	-
	China	6,279,394	600,483	5,678,911	-
	Colombia	458,508	458,508	-	-
	Cyprus	55,908	-	55,908	-
	Czech Republic	139,129	-	139,129	-
	Egypt	68,837	-	68,837	-
	Hong Kong	2,280,391	1,271,396	1,008,995	-
	Hungary	236,971	-	236,971	-
	India	5,080,180	622,691	4,457,489	-
	Indonesia	2,665,600	132,494	2,533,106	-
	Luxembourg	12,835	-	12,835	-
	Malaysia	3,462,426	-	3,462,426	-
	Mexico	4,328,337	4,328,337	-	-
	Netherlands	77,079	-	77,079	-
	Peru	40,560	40,560	-	-
	Philippines	1,196,138	-	1,196,138	-
	Poland	1,095,597	-	1,095,597	-
	Russia	3,128,590	79,319	3,049,271	-
	South Africa	5,487,853	757,346	4,730,507	-
	South Korea	11,093,777	771,187	10,322,590	-
	Taiwan	9,278,149	297,031	8,981,118	-
	Thailand	2,363,359	56,014	2,307,345	-
	Turkey	1,448,447	67,539	1,380,908	-
	United Kingdom	38,699	-	38,699	-

		69,270,131	15,969,345	53,300,786	-
	Short-Term Investment	936,722	-	936,722	-

	Total	$74,905,642	$20,668,134	$54,237,508	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

During the period ended June 30, 2013, investments with a total aggregate value of $5,702,831 were transferred from level 2 to level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-72

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

France - 0.0%

Groupe Fnac SA Exp. 05/16/15 *	1,228	$3,202

Hong Kong - 0.0%

New World Development Co Ltd Exp. 06/11/13 * +	613	-

Spain - 0.0%

Repsol SA Exp. 07/12/13 *	7,294	4,063

Total Rights (Cost $8,402)		7,265

PREFERRED STOCKS - 0.0%

Germany - 0.0%

Porsche Automobile Holding SE	364	28,123

Total Preferred Stocks (Cost $22,181)		28,123

COMMON STOCKS - 99.1%

Australia - 7.4%

Adelaide Brighton Ltd	16,044	48,249
AGL Energy Ltd	9,913	130,775
ALS Ltd	4,800	41,691
Alumina Ltd *	12,510	11,145
Alumina Ltd ADR *	4,800	17,136
Amcor Ltd	23,527	217,342
AMP Ltd	51,508	198,997
Ansell Ltd	3,557	57,353
APA Group	14,988	81,785
Asciano Ltd	13,837	63,177
ASX Ltd	2,797	84,233
Aurizon Holdings Ltd	28,824	109,128
Australia & New Zealand Banking Group Ltd	51,595	1,339,185
Australian Infrastructure Fund	4,334	44
Bank of Queensland Ltd	5,274	41,723
Bendigo and Adelaide Bank Ltd	5,226	47,899
BHP Billiton Ltd	12,403	357,395
BHP Billiton Ltd ADR	23,501	1,355,068
BlueScope Steel Ltd *	6,411	27,181
Boral Ltd	16,558	63,306
Brambles Ltd	25,953	220,872
Caltex Australia Ltd	3,056	50,198
carsales.com Ltd	4,885	41,951
Challenger Ltd	4,422	16,112
Coca-Cola Amatil Ltd	7,742	89,652
Cochlear Ltd	1,324	74,299
Commonwealth Bank of Australia	30,322	1,905,931
Computershare Ltd	8,854	82,627
Crown Ltd	6,794	74,591
CSL Ltd	9,281	522,685
DUET Group	20,610	37,841
Echo Entertainment Group Ltd	8,968	25,043
Flight Centre Ltd	1,911	68,249
Fortescue Metals Group Ltd	19,802	54,322
GrainCorp Ltd ‘A’	2,443	28,044
Harvey Norman Holdings Ltd	7,845	18,167
Iluka Resources Ltd	5,605	50,605
Incitec Pivot Ltd	24,011	62,506

	Shares	Value
Insurance Australia Group Ltd	40,294	$199,049
Leighton Holdings Ltd	2,457	34,382
Lend Lease Group	11,075	84,050
Macquarie Group Ltd	5,347	202,790
Metcash Ltd	14,229	45,643
Mineral Resources Ltd	2,018	15,127
Monadelphous Group Ltd	628	9,258
National Australia Bank Ltd	44,057	1,186,875
New Hope Corp Ltd	4,341	14,158
Newcrest Mining Ltd	10,639	95,554
Orica Ltd	6,251	117,508
Origin Energy Ltd	19,829	226,915
Platinum Asset Management Ltd	10,177	50,691
Primary Health Care Ltd	13,677	59,791
Qantas Airways Ltd *	14,454	17,706
QBE Insurance Group Ltd	23,098	318,781
Ramsay Health Care Ltd	2,883	94,211
Regis Resources Ltd *	9,382	24,744
Rio Tinto Ltd	8,129	386,107
Santos Ltd	17,997	205,608
Seek Ltd	4,733	39,036
Seven West Media Ltd	9,262	15,983
Sims Metal Management Ltd ADR	1,200	9,072
Sonic Healthcare Ltd	6,663	90,249
SP AusNet	14,345	15,347
Spark Infrastructure Group	12,774	20,186
Suncorp Group Ltd	23,095	250,072
Super Retail Group Ltd	4,741	51,824
Sydney Airport	2,779	8,578
Tabcorp Holdings Ltd	12,038	33,410
Tatts Group Ltd	22,316	64,501
Telstra Corp Ltd	77,364	336,806
Toll Holdings Ltd	9,685	46,882
Transurban Group	18,901	116,594
Treasury Wine Estates Ltd	6,471	34,352
Wesfarmers Ltd	17,228	621,377
Westpac Banking Corp	33,819	885,360
Westpac Banking Corp ADR	4,800	633,072
Whitehaven Coal Ltd	2,727	5,736
Woodside Petroleum Ltd	13,333	424,354
Woolworths Ltd	21,829	652,495
WorleyParsons Ltd	3,138	55,486

		15,516,227

Austria - 0.2%

Andritz AG	804	41,194
Erste Group Bank AG	2,763	73,566
IMMOFINANZ AG *	18,349	68,518
OMV AG	2,874	129,291
Raiffeisen Bank International AG	893	26,020
Telekom Austria AG	2,991	18,867
Verbund AG	991	18,745
Vienna Insurance Group AG	926	42,877
Voestalpine AG	1,616	56,888

		475,966

Belgium - 1.0%

Ageas	4,360	152,378
Anheuser-Busch InBev NV	3,703	328,512
Anheuser-Busch InBev NV ADR	9,999	902,510
Belgacom SA	2,231	49,856
Colruyt SA	935	49,153
Delhaize Group SA	473	29,074
Delhaize Group SA ADR	1,049	64,870
KBC Groep NV	4,273	158,047
Solvay SA	879	114,991
Telenet Group Holding NV	785	35,941
UCB SA	1,905	102,574
Umicore SA	1,982	82,333

		2,070,239

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-73

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Bermuda - 0.5%

Cheung Kong Infrastructure Holdings Ltd	7,000	$46,726
Esprit Holdings Ltd	29,079	43,094
First Pacific Co Ltd	20,000	21,318
Golar LNG Ltd (NOTC)	834	26,596
Hongkong Land Holdings Ltd	27,000	184,942
Kerry Properties Ltd	7,000	27,174
Li & Fung Ltd	84,000	114,333
Noble Group Ltd	56,000	42,852
NWS Holdings Ltd	16,000	24,340
Orient Overseas International Ltd	3,500	22,419
Seadrill Ltd (NYSE)	1,266	51,577
Seadrill Ltd (XOSL)	5,495	221,644
Shangri-La Asia Ltd (XHKG)	28,666	49,124
VTech Holdings Ltd	2,200	33,231
Yue Yuen Industrial Holdings Ltd	9,000	23,183

		932,553

Canada - 10.0%

Agnico-Eagle Mines Ltd (NYSE)	249	6,858
Agnico-Eagle Mines Ltd (TSE)	2,500	68,936
Agrium Inc (NYSE)	600	52,176
Agrium Inc (TSE)	2,451	212,496
Aimia Inc	3,814	57,081
Alamos Gold Inc	2,400	29,073
Alimentation Couche Tard Inc ‘B’	2,150	127,565
AltaGas Ltd	1,600	56,077
ARC Resources Ltd	5,578	146,013
Atco Ltd ‘I’	2,296	94,726
Bank of Montreal (NYSE)	2,401	139,330
Bank of Montreal (TSE)	8,382	486,167
Bank of Nova Scotia (NYSE)	4,668	249,971
Bank of Nova Scotia (TSE)	16,670	891,117
Barrick Gold Corp (NYSE)	1,214	19,108
Barrick Gold Corp (TSE)	14,145	223,264
Baytex Energy Corp (NYSE)	1,143	41,194
Baytex Energy Corp (TSE)	1,147	41,334
BCE Inc (NYSE)	995	40,815
BCE Inc (TSE)	3,250	133,251
Bell Aliant Inc	1,465	39,366
Bombardier Inc ‘B’	20,500	91,224
Bonavista Energy Corp	3,500	45,426
Brookfield Asset Management Inc ‘A’ (TSE)	10,275	369,302
Brookfield Office Properties Inc (TSE)	4,700	78,162
CAE Inc	5,800	60,167
Cameco Corp (NYSE)	2,400	49,584
Cameco Corp (TSE)	4,548	93,883
Canadian Imperial Bank of Commerce (NYSE)	1,328	94,261
Canadian Imperial Bank of Commerce (TSE)	6,037	428,451
Canadian National Railway Co (NYSE)	1,098	106,803
Canadian National Railway Co (TSE)	6,206	604,254
Canadian Natural Resources Ltd (NYSE)	3,567	100,803
Canadian Natural Resources Ltd (TSE)	15,801	445,469
Canadian Oil Sands Ltd	7,419	137,347
Canadian Pacific Railway Ltd (NYSE)	890	108,028
Canadian Pacific Railway Ltd (TSE)	2,300	278,900
Canadian Tire Corp Ltd ‘A’	1,600	120,460
Canadian Utilities Ltd ‘A’	2,000	70,191
Canadian Western Bank	700	18,483
Canfor Corp *	2,200	38,908
Catamaran Corp (NASDAQ) *	898	43,751
Catamaran Corp (TSE) *	2,600	126,551
Cenovus Energy Inc (NYSE)	2,643	75,378
Cenovus Energy Inc (TSE)	10,684	304,764
CGI Group Inc ‘A’ *	3,600	105,429
CI Financial Corp	2,900	83,468
Cineplex Inc	467	16,376

	Shares	Value
Constellation Software Inc	300	$41,362
Crescent Point Energy Corp	6,107	207,128
Dollarama Inc	1,109	77,621
Eldorado Gold Corp	8,749	54,156
Emera Inc	1,500	47,109
Empire Co Ltd ‘A’	800	61,173
Enbridge Inc	13,634	573,128
Encana Corp (NYSE)	3,454	58,511
Encana Corp (TSE)	10,648	180,116
Enerplus Corp	1,296	19,150
Ensign Energy Services Inc	2,900	44,891
Fairfax Financial Holdings Ltd	448	176,171
Finning International Inc	2,300	47,347
First Capital Realty Inc	2,400	40,734
First Quantum Minerals Ltd	7,727	114,616
Fortis Inc	3,000	91,823
Franco-Nevada Corp	350	12,530
George Weston Ltd	700	55,730
Gibson Energy Inc	1,700	39,845
Gildan Activewear Inc (NYSE)	1,300	52,663
Gildan Activewear Inc (TSE)	1,400	56,775
Goldcorp Inc (TSE)	12,030	298,777
Great-West Lifeco Inc	5,200	141,063
Husky Energy Inc	7,056	187,990
IAMGOLD Corp (TSE)	5,000	21,014
IGM Financial Inc	2,400	102,896
Imperial Oil Ltd (ASE)	2,400	91,704
Imperial Oil Ltd (TSE)	3,750	143,161
Industrial Alliance Insurance & Financial Services Inc	1,821	72,030
Intact Financial Corp	2,550	143,660
Keyera Corp	1,800	96,803
Kinross Gold Corp	15,359	78,715
Loblaw Cos Ltd	2,200	99,468
Lundin Mining Corp *	6,500	24,722
MacDonald Dettwiler & Associates Ltd	800	53,095
Magna International Inc (NYSE)	1,078	76,775
Magna International Inc (TSE)	3,200	227,776
Manitoba Telecom Services Inc	1,400	47,443
Manulife Financial Corp (NYSE)	6,155	98,603
Manulife Financial Corp (TSE)	27,704	443,338
MEG Energy Corp *	2,100	57,567
Methanex Corp (TSE)	1,400	59,970
Metro Inc	1,400	93,821
National Bank of Canada	2,765	197,286
New Gold Inc *	6,100	39,499
Onex Corp	1,600	72,599
Open Text Corp	600	41,019
Osisko Mining Corp *	7,100	23,493
Pacific Rubiales Energy Corp	5,450	95,713
Pan American Silver Corp	3,400	39,603
Paramount Resources Ltd ‘A’ *	1,100	37,287
Pembina Pipeline Corp (NYSE) *	1,701	52,085
Pembina Pipeline Corp (TSE)	2,915	89,193
Pengrowth Energy Corp	9,300	45,717
Penn West Petroleum Ltd *	7,529	79,464
Peyto Exploration & Development Corp	2,400	69,373
Potash Corp of Saskatchewan Inc (NYSE)	3,138	119,652
Potash Corp of Saskatchewan Inc (TSE)	12,151	463,533
Precision Drilling Corp (TSE)	2,800	23,828
Progressive Waste Solutions Ltd	2,300	49,556
Quebecor Inc ‘B’	1,100	48,719
Research In Motion Ltd (NASDAQ) *	3,911	40,948
Research In Motion Ltd (TSE) *	4,057	42,742
Ritchie Bros Auctioneers Inc	804	15,412
Rogers Communications Inc ‘B’ (NYSE)	1,000	39,200
Rogers Communications Inc ‘B’ (TSE)	5,500	215,461
Royal Bank of Canada (NYSE)	5,133	299,305
Royal Bank of Canada (TSE)	18,879	1,100,033
Saputo Inc	2,000	91,927

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-74

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Shaw Communications Inc ‘B’	5,381	$129,140
ShawCor Ltd	1,100	43,469
Shoppers Drug Mart Corp	2,879	132,822
Silver Wheaton Corp (TSE)	5,700	111,702
SNC-Lavalin Group Inc	2,617	110,558
Sun Life Financial Inc (NYSE)	1,896	56,160
Sun Life Financial Inc (TSE)	8,561	253,566
Suncor Energy Inc (NYSE)	4,946	145,858
Suncor Energy Inc (TSE)	21,925	646,263
Talisman Energy Inc (NYSE)	4,306	49,218
Talisman Energy Inc (TSE)	13,660	155,862
Teck Resources Ltd ‘B’ (NYSE)	1,699	36,308
Teck Resources Ltd ‘B’ (TSE)	8,150	174,128
TELUS Corp	4,800	140,116
The Jean Coutu Group PJC Inc ‘A’	3,100	52,350
The Toronto-Dominion Bank (NYSE)	3,391	272,535
The Toronto-Dominion Bank (TSE)	12,935	1,038,908
Thomson Reuters Corp (NYSE)	1,569	51,102
Thomson Reuters Corp (TSE)	5,700	186,007
Tim Hortons Inc (NYSE)	999	54,076
Tim Hortons Inc (TSE)	2,100	113,576
Tourmaline Oil Corp *	3,100	124,183
TransAlta Corp	3,800	52,066
TransCanada Corp (NYSE)	2,715	117,044
TransCanada Corp (TSE)	10,270	442,166
Trican Well Service Ltd	1,800	23,927
Trilogy Energy Corp	300	8,957
Turquoise Hill Resources Ltd (TSE) *	6,580	39,041
Uranium One Inc *	6,200	16,153
Valeant Pharmaceuticals International Inc (NYSE) *	1,499	129,034
Valeant Pharmaceuticals International Inc (TSE) *	4,000	344,889
Veresen Inc	2,500	29,643
Vermilion Energy Inc	1,433	70,049
West Fraser Timber Co Ltd	600	45,355
Yamana Gold Inc	10,900	103,953

		20,897,542

Cayman - 0.3%

AAC Technologies Holdings Inc	14,000	78,392
ASM Pacific Technology Ltd	6,400	70,404
Chow Tai Fook Jewellery Group Ltd	31,200	32,586
Foxconn International Holdings Ltd *	27,000	14,661
Lifestyle International Holdings Ltd	8,500	17,763
Melco Crown Entertainment Ltd ADR *	2,493	55,743
MGM China Holdings Ltd	21,200	56,592
SA SA International Holdings Ltd	36,000	35,339
Sands China Ltd	41,600	195,368
Wynn Macau Ltd	16,800	45,241

		602,089

Cyprus - 0.0%

ProSafe SE	2,381	20,859

Denmark - 1.1%

AP Moller - Maersk AS ‘A’	9	60,621
AP Moller - Maersk AS ‘B’	23	164,523
Carlsberg AS ‘B’	1,779	158,787
Chr Hansen Holding AS	1,134	38,793
Coloplast AS ‘B’	1,635	91,512
Danske Bank AS *	11,828	201,362
DSV AS	2,337	56,809
FLSmidth & Co AS	1,028	46,751
GN Store Nord AS	3,676	69,402
H Lundbeck AS	193	3,434
Jyske Bank AS *	263	9,899
Novo Nordisk AS ‘B’	2,505	389,997
Novo Nordisk AS ADR	4,243	657,538

	Shares	Value
Novozymes AS ‘B’	4,649	$148,712
Pandora AS	612	20,688
TDC AS	11,142	90,139
Topdanmark AS *	1,550	39,460
Tryg AS	237	19,494
William Demant Holding AS *	289	23,896

		2,291,817

Finland - 0.6%

Elisa OYJ	1,458	28,472
Fortum OYJ	7,620	142,347
Kesko OYJ ‘B’	886	24,538
Kone OYJ ‘B’	2,357	186,843
Metso OYJ	1,470	49,809
Neste Oil OYJ	1,924	28,007
Nokia OYJ *	36,577	136,244
Nokia OYJ ADR *	19,600	73,304
Nokian Renkaat OYJ	1,629	66,207
Orion OYJ ‘A’	400	9,348
Orion OYJ ‘B’	905	21,168
Pohjola Bank PLC ‘A’	1,724	25,359
Sampo OYJ ‘A’	6,332	245,733
Stora Enso OYJ ‘R’	8,421	56,115
UPM-Kymmene OYJ	9,450	92,167
Wartsila OYJ Abp	2,439	105,662

		1,291,323

France - 7.8%

Accor SA	2,602	91,388
Aeroports de Paris	429	41,719
Air Liquide SA	5,081	625,074
Alcatel-Lucent *	26,368	47,803
Alcatel-Lucent ADR *	8,000	14,560
Alstom SA	3,380	110,582
Arkema SA	1,093	99,798
AtoS	1,095	81,271
AXA SA	28,249	555,048
AXA SA ADR	2,200	43,318
BioMerieux	397	38,447
BNP Paribas SA	16,276	889,267
Bollore SA	106	44,127
Bouygues SA	2,949	75,066
Bureau Veritas SA	3,836	99,338
Cap Gemini SA	2,911	141,523
Carrefour SA	9,327	254,818
Casino Guichard Perrachon SA	1,142	106,648
CGG *	1,488	32,907
CGG ADR *	1,300	28,457
Christian Dior SA	1,035	166,285
Cie de St-Gobain	5,934	238,856
Cie Generale d’Optique Essilor International SA	3,223	342,707
Cie Generale des Etablissements Michelin	3,041	270,549
CNP Assurances	1,824	26,090
Credit Agricole SA *	15,535	133,520
Danone SA	9,649	723,682
Dassault Systemes SA	1,180	144,348
Edenred	2,872	87,851
Eiffage SA	228	10,668
Electricite de France SA	4,690	108,826
Euler Hermes SA	181	18,247
Eutelsat Communications SA	1,857	52,559
France Telecom SA	19,811	186,563
France Telecom SA ADR	5,000	47,250
GDF Suez	21,162	412,623
Groupe Eurotunnel SA	9,283	70,451
Hermes International	179	57,691
Iliad SA	314	67,747
Imerys SA	397	24,326
JCDecaux SA	767	20,906

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-75

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Kering	1,228	$248,570
L’Oreal SA	4,205	687,525
Lafarge SA	3,070	187,781
Lagardere SCA	2,244	62,507
Legrand SA	4,091	189,060
LVMH Moet Hennessy Louis Vuitton SA	4,122	663,792
Natixis	16,008	66,628
Pernod-Ricard SA	3,656	405,224
Peugeot SA *	494	4,067
Publicis Groupe SA	2,898	205,498
Remy Cointreau SA	506	53,669
Renault SA	3,215	214,771
Rexel SA	3,374	75,879
Safran SA	3,784	197,082
Sanofi	16,487	1,699,102
Sanofi ADR	7,424	382,410
Schneider Electric SA	8,836	637,035
SCOR SE	2,828	86,360
SEB SA	232	18,718
Societe BIC SA	302	30,214
Societe Generale SA	12,240	416,780
Sodexo	1,471	122,493
Suez Environnement Co	5,636	72,565
Technip SA	1,500	151,604
Thales SA	2,171	101,147
Total SA	26,545	1,294,451
Total SA ADR	7,641	372,117
Valeo SA	1,356	84,833
Vallourec SA	1,352	68,413
Veolia Environnement SA	2,867	32,479
Veolia Environnement SA ADR	1,468	16,750
Vinci SA	7,661	382,195
Vivendi SA	22,069	415,907
Zodiac Aerospace	690	91,072

		16,371,602

Germany - 7.3%

Adidas AG	3,693	399,151
Allianz SE	7,483	1,092,820
Axel Springer AG	980	41,756
BASF SE	14,709	1,313,707
Bayer AG	13,351	1,423,306
Bayerische Motoren Werke AG	5,664	494,835
Beiersdorf AG	1,950	170,030
Bilfinger SE	810	74,449
Brenntag AG	743	112,828
Celesio AG	645	14,012
Commerzbank AG *	11,505	100,270
Continental AG	1,811	241,304
Daimler AG (XETR)	14,922	901,915
Deutsche Bank AG (NYSE)	7,520	315,464
Deutsche Bank AG (XETR)	9,200	384,867
Deutsche Boerse AG	2,956	194,597
Deutsche Lufthansa AG *	3,278	66,369
Deutsche Post AG	16,297	404,994
Deutsche Telekom AG	35,520	414,291
Deutsche Telekom AG ADR	11,200	130,592
E.ON AG	28,962	475,221
Fielmann AG	308	32,188
Fraport AG Frankfurt Airport Services Worldwide	260	15,714
Fresenius Medical Care AG & Co KGaA	2,255	159,761
Fresenius Medical Care AG & Co KGaA ADR	2,000	70,540
Fresenius SE & Co KGaA	2,107	259,705
Fuchs Petrolub AG	162	10,970
GEA Group AG	3,913	138,377
Hannover Rueckversicherung SE	1,507	108,306
HeidelbergCement AG	2,710	182,209
Henkel AG & Co KGaA	2,665	208,873
Hochtief AG	592	38,570

	Shares	Value
Hugo Boss AG	411	$45,175
Infineon Technologies AG	18,877	157,936
K+S AG	2,593	95,705
Kabel Deutschland Holding AG	1,321	145,051
Lanxess AG	1,155	69,426
Linde AG	3,138	584,309
MAN SE	803	87,678
Merck KGaA	1,192	181,291
Metro AG	2,643	83,559
MTU Aero Engines Holding AG	768	73,924
Muenchener Rueckversicherungs AG	2,932	538,390
Puma SE	40	11,245
Rhoen Klinikum AG	1,552	35,798
RWE AG	7,019	223,964
SAP AG	9,134	668,845
SAP AG ADR	6,395	465,748
Siemens AG	8,924	901,705
Siemens AG ADR	5,113	517,998
Sky Deutschland AG *	9,548	66,465
Software AG	714	21,370
Suedzucker AG	1,611	49,866
Symrise AG	2,124	85,758
ThyssenKrupp AG *	6,457	126,842
United Internet AG	2,231	62,879
Volkswagen AG	451	87,875
Wacker Chemie AG	156	11,739

		15,392,532

Hong Kong - 2.2%

AIA Group Ltd	202,400	850,599
Bank of East Asia Ltd	20,000	71,865
BOC Holdings Ltd	61,000	186,299
Cathay Pacific Airways Ltd	18,000	31,426
Cheung Kong Holdings Ltd	24,000	324,355
CLP Holdings Ltd	31,000	250,293
Galaxy Entertainment Group Ltd *	39,000	188,205
Hang Lung Group Ltd	17,000	90,850
Hang Lung Properties Ltd	31,000	107,626
Hang Seng Bank Ltd	13,800	203,223
Henderson Land Development Co Ltd	15,400	91,520
Hong Kong & China Gas Co Ltd	91,303	222,500
Hong Kong Exchanges & Clearing Ltd	18,403	275,740
Hopewell Holdings Ltd	4,500	14,911
Hutchison Whampoa Ltd	35,000	365,784
Hysan Development Co Ltd	13,000	55,563
MTR Corp Ltd	30,502	111,666
New World Development Co Ltd	49,000	67,377
PCCW Ltd	60,000	28,178
Power Assets Holdings Ltd	23,000	198,076
Sino Land Co Ltd	48,400	67,417
SJM Holdings Ltd	32,000	77,086
Sun Hung Kai Properties Ltd	27,492	353,466
Swire Properties Ltd	19,200	56,774
Techtronic Industries Co	11,500	27,442
Television Broadcasts Ltd	3,000	20,645
Wharf Holdings Ltd	27,000	224,798
Wheelock & Co Ltd	11,000	54,592
Wing Hang Bank Ltd	5,500	49,085

		4,667,361

Ireland - 0.3%

Bank of Ireland *	188,362	38,437
CRH PLC	1,776	35,992
CRH PLC ADR	8,954	181,856
Dragon Oil PLC	2,170	18,817
Elan Corp PLC *	6,738	94,226
Glanbia PLC	1,791	24,122
James Hardie Industries PLC	8,726	74,527
Kerry Group PLC ‘A’	2,503	138,185
Paddy Power PLC	520	44,619

		650,781

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-76

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Israel - 0.5%

Azrieli Group	673	$19,978
Bank Hapoalim BM *	22,925	103,101
Bank Leumi Le-Israel BM *	27,697	91,660
Bezeq The Israeli Telecommunication Corp Ltd	24,671	32,818
Delek Group Ltd	129	33,480
Israel Chemicals Ltd	9,956	98,092
Mellanox Technologies Ltd *	374	18,513
Mizrahi Tefahot Bank Ltd *	1,124	11,313
NICE Systems Ltd ADR	800	29,512
Teva Pharmaceutical Industries Ltd ADR	13,926	545,899

		984,366

Italy - 1.7%

Assicurazioni Generali SPA	21,428	373,934
Atlantia SPA	5,783	93,936
Autogrill SPA *	2,362	32,836
Banca Monte dei Paschi di Siena SPA *	29,374	7,456
Davide Campari-Milano SPA	7,247	52,361
Enel Green Power SPA	34,038	70,612
Enel SPA	115,858	363,188
Eni SPA	28,687	589,363
Eni SPA ADR	5,807	238,319
Fiat Industrial SPA	14,397	160,377
Fiat SPA *	15,939	110,467
Finmeccanica SPA *	2,366	11,786
Gtech SPA	1,730	43,303
Intesa Sanpaolo SPA	165,160	264,276
Luxottica Group SPA	1,530	77,026
Luxottica Group SPA ADR	1,300	65,728
Mediobanca SPA	8,708	45,279
Mediolanum SPA	2,708	16,758
Parmalat SPA	12,375	38,659
Pirelli & C. SPA	4,974	57,334
Prada SPA	7,400	66,665
Prysmian SPA	3,662	68,087
Saipem SPA	3,670	59,380
Snam SPA	25,092	114,254
Telecom Italia SPA	88,111	61,198
Telecom Italia SPA ADR	2,600	18,070
Terna Rete Elettrica Nazionale SPA	19,461	80,858
Tod’s SPA	214	30,128
UniCredit SPA	66,666	311,742
Unione di Banche Italiane SCPA	8,378	30,302

		3,553,682

Japan - 20.1%

Advantest Corp	1,100	18,038
Advantest Corp ADR	429	7,031
Aeon Co Ltd	11,600	152,295
Aeon Mall Co Ltd	700	17,344
Air Water Inc	3,000	42,261
Aisin Seiki Co Ltd	2,400	91,848
Ajinomoto Co Inc	9,000	132,134
Alfresa Holdings Corp	400	21,417
Amada Co Ltd	5,000	33,026
ANA Holdings Inc	21,000	43,621
Anritsu Corp	4,000	47,395
Aoyama Trading Co Ltd	100	2,644
Aozora Bank Ltd	14,000	43,763
Asahi Glass Co Ltd	17,000	110,739
Asahi Group Holdings Ltd	6,300	156,652
Asahi Kasei Corp	21,000	138,916
Asics Corp	1,200	19,010
Astellas Pharma Inc	7,200	392,091
Azbil Corp	800	17,174
Benesse Holdings Inc	1,200	43,306
Bridgestone Corp	10,500	357,894

	Shares	Value
Brother Industries Ltd	5,300	$59,700
Calbee Inc	300	28,465
Canon Inc	10,700	351,428
Canon Inc ADR	8,890	292,214
Casio Computer Co Ltd	6,200	54,643
Central Japan Railway Co	2,300	282,049
Century Tokyo Leasing Corp	500	13,018
Chiyoda Corp	2,000	23,535
Chubu Electric Power Co Inc	9,400	133,267
Chugai Pharmaceutical Co Ltd	4,900	101,586
Citizen Holdings Co Ltd	2,800	15,692
Coca-Cola West Co Ltd	2,500	44,461
Cosmo Oil Co Ltd *	12,000	22,143
Dai Nippon Printing Co Ltd	8,000	72,794
Daicel Corp	2,000	17,526
Daido Steel Co Ltd	7,000	35,506
Daihatsu Motor Co Ltd	3,000	56,872
Daiichi Sankyo Co Ltd	10,600	177,005
Daikin Industries Ltd	3,700	149,621
Dainippon Sumitomo Pharma Co Ltd	1,700	22,474
Daito Trust Construction Co Ltd	1,200	113,137
Daiwa House Industry Co Ltd	8,000	149,324
Daiwa Securities Group Inc	28,000	235,218
Dena Co Ltd	1,100	21,460
Denki Kagaku Kogyo KK	3,000	10,891
Denso Corp	8,100	379,896
Dentsu Inc	3,200	110,684
DIC Corp	4,000	10,004
Disco Corp	300	20,722
Don Quijote Co Ltd	900	43,883
Dowa Holdings Co Ltd	4,000	35,697
East Japan Railway Co	5,500	427,600
Ebara Corp	3,000	15,973
Eisai Co Ltd	4,600	187,621
Electric Power Development Co Ltd	1,400	43,690
FamilyMart Co Ltd	900	38,387
FANUC Corp	3,500	507,525
Fast Retailing Co Ltd	900	303,590
Fuji Electric Co Ltd	7,000	24,706
Fuji Heavy Industries Ltd	9,000	221,920
FUJIFILM Holdings Corp	8,100	178,474
Fujitsu Ltd	27,000	111,628
Fukuoka Financial Group Inc	13,000	55,319
Furukawa Electric Co Ltd	5,000	11,597
Glory Ltd	1,300	30,491
Gree Inc	2,000	17,751
GS Yuasa Corp	3,000	12,464
GungHo Online Entertainment Inc *	30	32,675
H2O Retailing Corp	3,000	27,460
Hakuhodo DY Holdings Inc	420	29,434
Hamamatsu Photonics KK	800	28,920
Hankyu Hanshin Holdings Inc	20,000	113,941
Hino Motors Ltd	6,000	88,101
Hirose Electric Co Ltd	400	52,759
Hisamitsu Pharmaceutical Co Inc	800	40,754
Hitachi Capital Corp	200	3,959
Hitachi Chemical Co Ltd	800	12,528
Hitachi Construction Machinery Co Ltd	1,800	36,395
Hitachi High-Technologies Corp	1,400	33,755
Hitachi Ltd	52,000	334,033
Hitachi Ltd ADR	3,200	206,592
Hitachi Metals Ltd	1,000	11,254
Hitachi Transport System Ltd	700	11,539
Hokkaido Electric Power Co Inc *	3,000	40,729
Hokuhoku Financial Group Inc	14,000	28,658
Hokuriku Electric Power Co	3,100	48,796
Honda Motor Co Ltd	17,700	657,740
Honda Motor Co Ltd ADR	9,500	353,875
House Foods Corp	900	14,690
Hoya Corp	7,150	146,709

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-77

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Ibiden Co Ltd	1,100	$17,160
Idemitsu Kosan Co Ltd	500	38,468
IHI Corp	23,000	87,209
Inpex Corp	32	133,778
Isetan Mitsukoshi Holdings Ltd	3,800	50,466
Isuzu Motors Ltd	17,000	116,407
ITOCHU Corp	24,000	277,111
Itochu Techno-Solutions Corp	1,100	45,530
Izumi Co Ltd	600	16,208
J Front Retailing Co Ltd	6,000	47,859
Japan Exchange Group Inc	100	10,104
Japan Tobacco Inc	17,400	614,976
JFE Holdings Inc	7,900	173,435
JGC Corp	4,000	143,997
JSR Corp	2,700	54,617
JTEKT Corp	2,400	27,011
JX Holdings Inc	39,600	192,072
K’s Holdings Corp	400	12,705
Kagome Co Ltd	1,300	22,256
Kajima Corp	18,333	60,821
Kakaku.com Inc	2,400	73,208
Kamigumi Co Ltd	2,000	16,113
Kaneka Corp	2,000	13,210
Kansai Paint Co Ltd	4,000	51,064
Kao Corp	8,400	285,864
Kawasaki Heavy Industries Ltd	23,000	70,742
Kawasaki Kisen Kaisha Ltd	5,000	10,185
KDDI Corp	9,200	478,688
Keihan Electric Railway Co Ltd	11,000	45,919
Keikyu Corp	8,000	68,728
Keio Corp	10,000	68,769
Keisei Electric Railway Co Ltd	6,000	56,207
Kewpie Corp	700	10,350
Keyence Corp	740	236,172
Kikkoman Corp	2,000	33,276
Kintetsu Corp	19,000	83,531
Kirin Holdings Co Ltd	14,000	219,878
Kobayashi Pharmaceutical Co Ltd	700	36,979
Kobe Steel Ltd *	26,000	32,249
Koito Manufacturing Co Ltd	2,000	38,218
Komatsu Ltd	15,100	349,160
Konami Corp	900	19,041
Konami Corp ADR	721	15,249
Konica Minolta Holdings Inc	6,000	45,318
Kubota Corp	10,000	145,178
Kubota Corp ADR	1,400	101,906
Kuraray Co Ltd	5,800	81,414
Kurita Water Industries Ltd	1,500	31,834
Kyocera Corp	2,000	203,589
Kyocera Corp ADR	673	68,478
Kyowa Hakko Kirin Co Ltd	4,000	45,256
Kyushu Electric Power Co Inc *	6,000	90,511
Lawson Inc	1,100	83,963
Lion Corp	7,000	40,666
LIXIL Group Corp	4,200	102,365
M3 Inc	7	15,726
Makita Corp	1,600	86,480
Makita Corp ADR	200	10,842
Marubeni Corp	26,000	173,829
Marui Group Co Ltd	1,600	15,957
Mazda Motor Corp *	42,000	165,615
McDonald’s Holdings Co Japan Ltd	800	22,123
Medipal Holdings Corp	4,000	54,208
MEIJI Holdings Co Ltd	1,100	52,852
Minebea Co Ltd	3,000	10,951
Miraca Holdings Inc	400	18,429
MISUMI Group Inc	1,200	32,811
Mitsubishi Chemical Holdings Corp	19,000	89,284
Mitsubishi Corp	22,600	387,190
Mitsubishi Electric Corp	30,000	281,053

	Shares	Value
Mitsubishi Estate Co Ltd	22,000	$585,923
Mitsubishi Gas Chemical Co Inc	5,000	36,756
Mitsubishi Heavy Industries Ltd	50,000	277,813
Mitsubishi Logistics Corp	3,000	41,900
Mitsubishi Materials Corp	16,000	56,309
Mitsubishi Motors Corp *	81,000	111,090
Mitsubishi Tanabe Pharma Corp	3,100	40,250
Mitsubishi UFJ Financial Group Inc	150,400	933,303
Mitsubishi UFJ Financial Group Inc ADR	61,180	379,928
Mitsui & Co Ltd	22,600	283,955
Mitsui & Co Ltd ADR	300	75,729
Mitsui Chemicals Inc	11,000	24,847
Mitsui Fudosan Co Ltd	14,000	411,836
Mitsui Mining & Smelting Co Ltd	6,000	12,766
Mitsui OSK Lines Ltd *	16,000	62,441
Mizuho Financial Group Inc	273,300	568,836
Mizuho Financial Group Inc ADR	50,432	208,284
MS&AD Insurance Group Holdings	7,800	198,373
Murata Manufacturing Co Ltd	3,200	243,624
Nabtesco Corp	1,100	22,883
Nagase & Co Ltd	2,000	25,512
Nagoya Railroad Co Ltd	8,000	22,546
Namco Bandai Holdings Inc	2,700	43,904
Nankai Electric Railway Co Ltd	6,000	22,929
NEC Corp	39,000	85,340
Nexon Co Ltd	3,300	36,405
NGK Insulators Ltd	4,000	49,614
NGK Spark Plug Co Ltd	2,000	40,053
NHK Spring Co Ltd	4,000	46,387
Nichirei Corp	9,000	46,647
Nidec Corp	1,300	90,714
Nidec Corp ADR	3,016	52,840
Nikon Corp	5,100	119,006
Nintendo Co Ltd	1,600	188,766
Nippo Corp	3,000	49,054
Nippon Electric Glass Co Ltd	3,000	14,611
Nippon Express Co Ltd	17,000	80,738
Nippon Kayaku Co Ltd	3,000	37,392
Nippon Meat Packers Inc	3,000	45,891
Nippon Paint Co Ltd	2,000	24,120
Nippon Paper Industries Co Ltd	400	5,662
Nippon Shokubai Co Ltd	5,000	51,174
Nippon Steel & Sumitomo Metal Corp	123,630	334,117
Nippon Telegraph & Telephone Corp	5,200	271,397
Nippon Telegraph & Telephone Corp ADR	4,100	106,641
Nippon Yusen KK	18,000	47,738
Nipro Corp	3,700	41,267
Nishi-Nippon Railroad Co Ltd	5,000	19,461
Nissan Chemical Industries Ltd	4,000	53,890
Nissan Motor Co Ltd	42,700	432,759
Nisshin Seifun Group Inc	4,000	47,917
Nisshinbo Holdings Inc	4,000	28,518
Nissin Foods Holdings Co Ltd	1,000	40,484
Nitori Holdings Co Ltd	450	36,323
Nitto Denko Corp	2,900	186,574
NKSJ Holdings Inc	6,350	151,441
NOK Corp	2,000	31,894
Nomura Holdings Inc	40,300	298,635
Nomura Holdings Inc ADR	19,971	148,584
Nomura Real Estate Holdings Inc	2,000	44,249
Nomura Research Institute Ltd	1,400	45,691
NSK Ltd	5,000	47,852
NTT Data Corp	30	106,487
NTT DOCOMO Inc	167	259,492
NTT DOCOMO Inc ADR	8,600	134,590
Obayashi Corp	11,000	57,125
Obic Co Ltd	160	41,867
Odakyu Electric Railway Co Ltd	10,000	97,609
Oji Holdings Corp	14,000	56,469
Olympus Corp *	3,400	103,374

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-78

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Omron Corp	3,100	$92,504
Ono Pharmaceutical Co Ltd	800	54,289
Oracle Corp Japan	600	24,940
Oriental Land Co Ltd	1,000	154,678
Osaka Gas Co Ltd	33,000	139,674
Otsuka Corp	400	44,517
Otsuka Holdings Co Ltd	5,000	165,112
Panasonic Corp *	23,900	192,086
Panasonic Corp ADR *	13,000	105,170
Park24 Co Ltd	3,000	54,419
Rakuten Inc	12,300	145,491
Rengo Co Ltd	6,000	28,859
Resona Holdings Inc	33,700	164,137
Ricoh Co Ltd	11,000	130,897
Rinnai Corp	500	35,595
Rohm Co Ltd	1,900	76,640
Ryohin Keikaku Co Ltd	800	65,663
Sankyo Co Ltd	900	42,517
Sanrio Co Ltd	1,400	65,150
Santen Pharmaceutical Co Ltd	800	34,508
Sapporo Holdings Ltd	2,000	7,341
Sawai Pharmaceutical Co Ltd	200	23,934
SBI Holdings Inc	2,220	24,515
Secom Co Ltd	3,500	190,583
Sega Sammy Holdings Inc	3,100	77,617
Seiko Epson Corp	1,000	13,665
Sekisui Chemical Co Ltd	8,000	85,161
Sekisui House Ltd	10,000	144,607
Seven & I Holdings Co Ltd	12,900	471,569
Sharp Corp *	15,000	60,509
Shikoku Electric Power Co Inc *	1,700	30,790
Shimadzu Corp	6,000	48,281
Shimamura Co Ltd	500	60,752
Shimano Inc	1,200	101,882
Shimizu Corp	8,000	32,251
Shin-Etsu Chemical Co Ltd	6,900	457,836
Shinsei Bank Ltd	30,000	68,073
Shionogi & Co Ltd	5,400	112,717
Shiseido Co Ltd	5,500	81,813
Showa Denko KK	29,000	38,308
Showa Shell Sekiyu KK	2,700	22,216
SMC Corp	900	181,257
Softbank Corp	15,800	922,538
Sojitz Corp	7,500	12,479
Sony Corp	7,800	165,037
Sony Corp ADR	8,700	184,353
Sony Financial Holdings Inc	3,700	58,464
Sotetsu Holdings Inc	8,000	28,879
Square Enix Holdings Co Ltd	1,700	20,509
Stanley Electric Co Ltd	2,400	46,758
Sugi Holdings Co Ltd	1,100	41,815
Sumco Corp	4,900	53,995
Sumitomo Chemical Co Ltd	18,000	56,634
Sumitomo Corp	18,100	225,773
Sumitomo Electric Industries Ltd	13,100	156,673
Sumitomo Forestry Co Ltd	900	10,945
Sumitomo Heavy Industries Ltd	11,000	46,366
Sumitomo Metal Mining Co Ltd	7,000	78,072
Sumitomo Mitsui Financial Group Inc	20,600	945,202
Sumitomo Mitsui Financial Group Inc ADR	6,000	55,320
Sumitomo Mitsui Trust Holdings Inc	55,000	256,796
Sumitomo Realty & Development Co Ltd	6,000	239,301
Sumitomo Rubber Industries Ltd	2,000	32,713
Sundrug Co Ltd	1,000	42,513
Suruga Bank Ltd	4,000	72,886
Suzuken Co Ltd	900	30,310
Suzuki Motor Corp	5,800	133,761
Sysmex Corp	1,100	71,989
T&D Holdings Inc	9,100	122,413
Taiheiyo Cement Corp	10,000	31,966

	Shares	Value
Taisei Corp	18,000	$65,160
Taiyo Nippon Sanso Corp	1,000	6,928
Takara Holdings Inc	3,000	26,168
Takashimaya Co Ltd	5,000	50,673
Takeda Pharmaceutical Co Ltd	13,300	601,896
TDK Corp	1,600	55,260
Teijin Ltd	9,000	19,785
Terumo Corp	2,200	109,482
The 77 Bank Ltd	4,000	18,998
The Awa Bank Ltd	5,000	27,931
The Bank of Kyoto Ltd	6,000	50,036
The Bank of Yokohama Ltd	17,000	87,769
The Chiba Bank Ltd	9,000	61,351
The Chugoku Bank Ltd	4,000	55,990
The Chugoku Electric Power Co Inc	4,800	75,584
The Dai-ichi Life Insurance Co Ltd	138	199,735
The Gunma Bank Ltd	5,000	27,630
The Hachijuni Bank Ltd	6,000	35,197
The Hiroshima Bank Ltd	5,000	21,327
The Iyo Bank Ltd	5,000	47,796
The Japan Steel Works Ltd	8,000	44,047
The Joyo Bank Ltd	8,000	43,803
The Kansai Electric Power Co Inc *	13,400	184,026
The Keiyo Bank Ltd	2,000	10,084
The Nishi-Nippon City Bank Ltd	6,000	15,670
The Shiga Bank Ltd	2,000	10,265
The Shizuoka Bank Ltd	7,000	75,455
The Yokohama Rubber Co Ltd	6,000	60,323
THK Co Ltd	700	14,718
Tobu Railway Co Ltd	12,000	61,832
Toho Co Ltd	1,000	20,591
Toho Gas Co Ltd	5,000	25,863
Tohoku Electric Power Co Inc *	8,600	107,719
Tokai Rika Co Ltd	1,400	27,954
Tokai Tokyo Financial Holdings Inc	9,000	61,355
Tokio Marine Holdings Inc	11,100	352,029
Tokyo Electric Power Co Inc *	26,300	135,855
Tokyo Electron Ltd	2,700	136,680
Tokyo Gas Co Ltd	42,000	232,451
Tokyo Tatemono Co Ltd	7,000	58,310
Tokyu Corp	18,000	117,797
Tokyu Land Corp	10,000	91,769
TonenGeneral Sekiyu KK	4,000	38,760
Toppan Printing Co Ltd	11,000	76,425
Toray Industries Inc	25,000	161,846
Toshiba Corp	67,000	322,286
Tosoh Corp	10,000	34,691
TOTO Ltd	5,000	50,873
Toyo Seikan Kaisha Ltd	3,100	47,736
Toyo Suisan Kaisha Ltd	1,000	33,330
Toyoda Gosei Co Ltd	2,000	49,028
Toyota Motor Corp	15,660	945,571
Toyota Motor Corp ADR	15,703	1,894,724
Toyota Tsusho Corp	3,400	87,668
Trend Micro Inc	1,800	57,175
Tsumura & Co	1,500	44,226
Ube Industries Ltd	14,000	25,976
Unicharm Corp	2,200	124,450
UNY Group Holdings Co Ltd	5,200	35,027
Ushio Inc	900	11,872
USS Co Ltd	270	34,276
Wacoal Holdings Corp	3,000	29,978
West Japan Railway Co	2,800	118,528
Yahoo! Japan Corp	265	130,948
Yakult Honsha Co Ltd	1,700	70,454
Yamada Denki Co Ltd	1,410	57,226
Yamaguchi Financial Group Inc	2,000	19,703
Yamaha Corp	1,400	16,052
Yamaha Motor Co Ltd	4,800	62,202
Yamato Holdings Co Ltd	5,300	111,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-79

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Yamato Kogyo Co Ltd	1,300	$39,785
Yamazaki Baking Co Ltd	2,000	23,528
Yaskawa Electric Corp	2,000	24,344
Yokogawa Electric Corp	3,800	45,484
Zeon Corp	4,000	46,952

		42,162,109

Luxembourg - 0.3%

ArcelorMittal	8,057	89,811
ArcelorMittal ‘NY’ (NYSE)	8,452	94,662
L’Occitane International SA	7,500	20,164
Millicom International Cellular SA SDR	823	59,337
Samsonite International SA	22,500	54,184
SES SA FDR *	4,834	138,064
Subsea 7 SA *	5,114	89,484
Tenaris SA	2,894	58,229
Tenaris SA ADR	2,949	118,756

		722,691

Mauritius - 0.0%

Golden Agri-Resources Ltd	113,000	49,640

Netherlands - 2.4%

Aegon NV	8,184	54,636
Aegon NV ‘NY’	16,308	110,242
Akzo Nobel NV	4,003	224,854
ASML Holding NV	3,752	294,359
ASML Holding NV ‘NY’	1,848	146,177
DE Master Blenders 1753 NV *	7,034	112,613
Delta Lloyd NV	419	8,347
European Aeronautic Defence & Space Co NV	8,194	435,717
Fugro NV CVA	1,119	60,392
Gemalto NV	1,235	111,820
Heineken NV	3,768	239,541
ING Groep NV ADR *	39,158	355,946
ING Groep NV CVA *	24,275	221,818
Koninklijke Ahold NV	16,388	243,464
Koninklijke Boskalis Westminster NV	847	30,864
Koninklijke DSM NV	2,223	144,629
Koninklijke KPN NV *	39,645	81,994
Koninklijke Philips Electronics NV	8,876	241,769
Koninklijke Philips Electronics NV ‘NY’	8,368	227,526
Koninklijke Vopak NV	897	52,888
QIAGEN NV (XETR) *	2,422	47,572
Randstad Holding NV	2,867	117,069
Reed Elsevier NV	10,822	179,503
Reed Elsevier NV ADR	1,235	40,903
SBM Offshore NV *	56	937
STMicroelectronics NV	11,462	102,503
STMicroelectronics NV ‘NY’	2,700	24,273
TNT Express NV	4,920	36,764
Unilever NV ‘NY’	11,143	438,031
Unilever NV CVA	15,780	618,999
Wolters Kluwer NV	3,874	81,698
Ziggo NV	607	24,232

		5,112,080

New Zealand - 0.1%

Auckland International Airport Ltd	15,829	36,325
Contact Energy Ltd	4,031	15,960
Fletcher Building Ltd (NZX)	12,945	84,430
Telecom Corp of New Zealand Ltd	28,553	49,643

		186,358

Norway - 0.7%

Aker Solutions ASA	2,264	30,741
DNB ASA	16,428	237,331
DNO International ASA *	880	1,606
Fred Olsen Energy ASA	553	21,811

	Shares	Value
Gjensidige Forsikring ASA	3,349	$49,190
Marine Harvest ASA	33,007	33,474
Norsk Hydro ASA	14,135	56,298
Orkla ASA	11,071	90,699
Petroleum Geo-Services ASA	4,001	48,613
Schibsted ASA	1,909	82,376
Statoil ASA	14,829	305,707
Statoil ASA ADR	3,728	77,132
Storebrand ASA *	4,286	20,678
Telenor ASA	13,850	274,556
TGS Nopec Geophysical Co ASA	1,334	38,683
Yara International ASA	3,056	121,856

		1,490,751

Papua New Guinea - 0.1%

Oil Search Ltd	21,704	152,402

Portugal - 0.2%

Banco Espirito Santo SA *	29,373	23,328
EDP - Energias de Portugal SA	48,476	156,254
Galp Energia SGPS SA	3,121	46,193
Jeronimo Martins SGPS SA	4,083	85,943
Portugal Telecom SGPS SA	7,542	29,329

		341,047

Singapore - 1.3%

CapitaLand Ltd	53,000	128,022
City Developments Ltd	11,000	92,506
ComfortDelGro Corp Ltd	22,831	32,853
DBS Group Holdings Ltd	31,682	385,669
Jardine Cycle & Carriage Ltd	2,000	67,072
Keppel Corp Ltd	23,800	194,612
Keppel Land Ltd	7,000	18,382
Olam International Ltd	18,000	23,249
Oversea-Chinese Banking Corp Ltd	45,832	359,855
SATS Ltd	8,000	20,765
SembCorp Industries Ltd	15,000	58,292
SembCorp Marine Ltd	12,000	40,676
Singapore Airlines Ltd	10,000	79,996
Singapore Exchange Ltd	20,000	110,431
Singapore Press Holdings Ltd	28,000	91,913
Singapore Technologies Engineering Ltd	21,000	69,080
Singapore Telecommunications Ltd	137,000	405,714
SMRT Corp Ltd	24,000	27,171
StarHub Ltd	8,000	26,380
United Industrial Corp Ltd	9,000	21,443
United Overseas Bank Ltd	23,090	360,176
UOL Group Ltd	4,000	21,205
Venture Corp Ltd	2,000	11,436
Wilmar International Ltd	28,000	69,283

		2,716,181

Spain - 2.5%

Abertis Infraestructuras SA	7,224	125,469
Acciona SA	412	21,716
ACS Actividades de Construccion y Servicios SA	2,765	72,902
Amadeus IT Holding SA ‘A’	5,510	176,013
Banco Bilbao Vizcaya Argentaria SA	76,290	635,282
Banco Bilbao Vizcaya Argentaria SA ADR	14,058	118,228
Banco de Sabadell SA	35,074	57,927
Banco Popular Espanol SA *	19,121	58,151
Banco Santander SA	147,393	933,131
Banco Santander SA ADR	30,148	195,057
CaixaBank SA	10,334	31,735
Distribuidora Internacional de Alimentacion SA	11,300	85,075
Ebro Foods SA	1,575	32,281
EDP Renovaveis SA	3,839	19,634

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-80

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Enagas SA	3,567	$88,111
Ferrovial SA	7,257	115,939
Gas Natural SDG SA	4,884	98,065
Grifols SA	2,817	103,368
Iberdrola SA	74,864	392,917
Inditex SA	3,494	430,994
International Consolidated Airlines Group SA *	13,807	55,196
Mapfre SA	13,005	42,071
Prosegur Cia de Seguridad SA	6,890	37,532
Red Electrica Corp SA	2,085	114,359
Repsol SA	7,294	153,766
Repsol SA ADR	5,356	113,333
Telefonica SA *	38,308	492,914
Telefonica SA ADR *	28,381	363,561
Zardoya Otis SA	4,188	59,158

		5,223,885

Sweden - 2.8%

Alfa Laval AB	6,555	133,275
Assa Abloy AB ‘B’	5,587	217,800
Atlas Copco AB ‘A’	11,313	271,695
Atlas Copco AB ‘B’	7,110	151,652
Boliden AB	3,407	42,184
Electrolux AB ‘B’	4,287	108,407
Elekta AB ‘B’	4,940	75,132
Getinge AB ‘B’	2,355	71,394
Hennes & Mauritz AB ‘B’	16,939	554,653
Hexagon AB ‘B’	4,401	117,374
Husqvarna AB ‘B’	5,332	28,053
ICA Gruppen AB *	936	25,223
Lundin Petroleum AB *	2,639	52,119
Meda AB ‘A’	4,084	46,014
Nordea Bank AB	46,770	520,257
Ratos AB ‘B’	1,948	15,105
Sandvik AB	16,078	191,456
Scania AB ‘B’	5,185	103,302
Securitas AB ‘B’	9,258	80,576
Skandinaviska Enskilda Banken AB ‘A’	27,247	259,227
Skanska AB ‘B’	5,807	95,959
SKF AB ‘B’	6,017	140,227
Svenska Cellulosa AB ‘A’	303	7,606
Svenska Cellulosa AB ‘B’	10,669	267,120
Svenska Handelsbanken AB ‘A’	9,069	362,624
Swedbank AB ‘A’	15,821	361,079
Swedish Match AB	3,770	133,282
Tele2 AB ‘B’	5,478	64,095
Telefonaktiebolaget LM Ericsson ‘A’	2,453	26,620
Telefonaktiebolaget LM Ericsson ‘B’	33,123	375,527
Telefonaktiebolaget LM Ericsson ADR	19,502	219,983
TeliaSonera AB	39,082	253,932
Trelleborg AB ‘B’	3,548	53,050
Volvo AB ‘A’	6,806	90,014
Volvo AB ‘B’	26,047	347,160

		5,863,176

Switzerland - 8.1%

ABB Ltd (XVTX)	6,495	140,219
ABB Ltd ADR	29,541	639,858
Actelion Ltd	1,653	99,524
Adecco SA	1,957	111,089
Aryzta AG	1,452	81,419
Baloise Holding AG	636	61,590
Banque Cantonale Vaudoise	27	13,422
Barry Callebaut AG	39	35,752
Cie Financiere Richemont SA ‘A’	8,720	764,932
Clariant AG	3,613	50,780
Coca Cola Hellenic Bottling Co AG ADR	2,685	62,775
Credit Suisse Group AG	16,436	435,763
Credit Suisse Group AG ADR	6,941	183,659

	Shares	Value
DKSH Holding AG	427	$35,112
Dufry AG *	246	29,765
EMS-Chemie Holding AG	77	22,716
Galenica AG	61	38,296
Geberit AG	639	158,203
Givaudan SA	133	171,743
Holcim Ltd	3,652	254,845
Julius Baer Group Ltd	3,576	138,961
Kuehne + Nagel International AG	626	68,634
Lindt & Spruengli AG (Registered)	2	87,024
Nestle SA	55,417	3,624,628
Novartis AG	14,728	1,043,765
Novartis AG ADR	24,555	1,736,284
OC Oerlikon Corp AG	2,414	28,481
Partners Group Holding AG	230	62,254
PSP Swiss Property AG	103	8,909
Roche Holding AG (XSWX)	541	133,996
Roche Holding AG (XVTX)	12,026	2,979,855
Schindler Holding AG	240	32,477
SGS SA	98	210,032
Sika AG	36	92,948
Sonova Holding AG	611	64,781
Sulzer AG	437	69,625
Swiss Life Holding AG	454	73,456
Swiss Re AG	5,604	415,125
Swisscom AG	425	185,725
Syngenta AG	704	274,552
Syngenta AG ADR	4,185	325,844
The Swatch Group AG	475	260,256
The Swatch Group AG (Registered)	587	55,075
UBS AG (NYSE)	23,969	406,275
UBS AG (XVTX)	39,086	664,005
Zurich Insurance Group AG	2,392	619,908

		17,054,337

United Kingdom - 19.6%

Aberdeen Asset Management PLC	12,855	74,417
Admiral Group PLC	2,694	54,500
Aggreko PLC	3,734	93,614
AMEC PLC	3,498	53,597
Anglo American PLC	18,204	351,767
Antofagasta PLC	4,782	58,054
ARM Holdings PLC	1,325	16,032
ARM Holdings PLC ADR	7,271	263,065
Ashmore Group PLC	1,763	9,178
Associated British Foods PLC	6,082	161,002
AstraZeneca PLC ADR	20,754	981,664
Aviva PLC	39,049	200,560
Babcock International Group PLC	6,031	101,544
BAE Systems PLC	58,389	341,270
Barclays PLC	33,323	142,847
Barclays PLC ADR	42,955	735,390
BG Group PLC	56,804	969,473
BHP Billiton PLC	5,427	139,390
BHP Billiton PLC ADR	14,432	739,929
BP PLC ADR	52,680	2,198,863
British American Tobacco PLC	16,938	869,824
British American Tobacco PLC ADR	8,002	823,726
British Sky Broadcasting Group PLC	10,561	127,442
British Sky Broadcasting Group PLC ADR	1,754	84,876
BT Group PLC	76,160	356,401
BT Group PLC ADR	5,292	248,671
Bunzl PLC	4,019	78,443
Burberry Group PLC	8,148	168,089
Capita PLC	9,500	139,971
Carnival PLC	1,157	40,130
Carnival PLC ADR	1,664	58,340
Centrica PLC	77,111	423,195
Cobham PLC	11,849	47,361
Compass Group PLC	30,142	386,288

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-81

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Croda International PLC	2,177	$82,247
Diageo PLC ADR	10,664	1,225,827
easyJet PLC	3,554	70,389
Eurasian Natural Resources Corp PLC	3,202	9,952
Experian PLC	15,466	268,251
Fresnillo PLC	3,109	41,852
G4S PLC	18,242	63,739
Genting Singapore PLC	129,000	133,792
GKN PLC	33,457	153,993
GlaxoSmithKline PLC	1,836	45,931
GlaxoSmithKline PLC ADR	40,960	2,046,771
Glencore Xstrata PLC	141,453	588,439
Hargreaves Lansdown PLC	5,034	67,706
HSBC Holdings PLC (LI)	6,138	63,609
HSBC Holdings PLC ADR	61,138	3,173,062
IMI PLC	5,799	109,809
Imperial Tobacco Group PLC	15,388	534,659
Informa PLC	7,398	55,315
Inmarsat PLC	2,222	22,804
InterContinental Hotels Group PLC	1,372	37,758
InterContinental Hotels Group PLC ADR	2,810	77,191
Intertek Group PLC	3,038	135,372
Invensys PLC	7,641	48,080
Investec PLC	13,065	81,820
ITV PLC	51,218	109,493
J Sainsbury PLC	23,843	128,795
John Wood Group PLC	6,020	74,376
Johnson Matthey PLC	3,370	134,961
Kingfisher PLC	34,614	181,202
Legal & General Group PLC	101,030	264,335
Lloyds Banking Group PLC *	608,006	586,154
Lloyds Banking Group PLC ADR *	28,824	110,684
London Stock Exchange Group PLC	2,376	48,096
Marks & Spencer Group PLC	25,531	166,837
Meggitt PLC	11,661	91,381
Melrose Industries PLC	13,185	49,915
Mondi PLC	4,039	50,049
National Grid PLC	31,746	359,094
National Grid PLC ADR	5,640	319,619
Next PLC	2,140	148,005
Old Mutual PLC	78,722	216,059
Pearson PLC	4,231	75,124
Pearson PLC ADR	8,321	149,029
Pennon Group PLC	6,143	59,986
Persimmon PLC *	4,414	79,630
Petrofac Ltd	3,498	63,950
Prudential PLC	15,432	253,697
Prudential PLC ADR	12,633	413,352
Randgold Resources Ltd	1,178	74,927
Reckitt Benckiser Group PLC	11,042	782,766
Reed Elsevier PLC	4,850	55,266
Reed Elsevier PLC ADR	2,500	114,075
Resolution Ltd	19,782	85,393
Rexam PLC	12,246	88,650
Rio Tinto PLC	309	12,665
Rio Tinto PLC ADR	21,770	894,312
Rolls-Royce Holdings PLC *	27,380	473,739
Royal Dutch Shell PLC ‘A’ (LI)	955	30,475
Royal Dutch Shell PLC ‘A’ ADR	29,143	1,859,323
Royal Dutch Shell PLC ‘B’	21,504	711,154
Royal Dutch Shell PLC ‘B’ ADR	34,467	2,284,128
RSA Insurance Group PLC	56,542	102,522
SABMiller PLC	16,040	771,824
Schroders PLC	3,090	102,031
Schroders PLC (Non-Voting)	1,511	39,671
Serco Group PLC	5,706	53,660
Severn Trent PLC	3,779	95,299
Shire PLC	1,539	48,822
Shire PLC ADR	2,516	239,297
Smith & Nephew PLC ADR	2,696	151,219

	Shares	Value
Smiths Group PLC	7,051	$140,687
SSE PLC	14,966	345,512
Standard Chartered PLC	40,331	870,739
Standard Life PLC	34,125	178,414
Tate & Lyle PLC	8,884	111,615
Tesco PLC	133,325	669,987
The Royal Bank of Scotland Group PLC *	16,107	67,264
The Royal Bank of Scotland Group PLC ADR *	10,306	86,673
The Sage Group PLC	22,105	114,641
The Weir Group PLC	3,809	125,217
Travis Perkins PLC	3,825	84,988
TUI Travel PLC	6,714	36,261
Tullow Oil PLC	11,720	179,029
Unilever PLC	2,665	108,229
Unilever PLC ADR	18,460	746,707
United Utilities Group PLC	11,859	123,178
Vedanta Resources PLC	1,430	22,279
Vodafone Group PLC	272,638	782,394
Vodafone Group PLC ADR	53,441	1,535,894
Whitbread PLC	2,413	112,526
William Hill PLC	9,412	63,330
WM Morrison Supermarkets PLC	34,221	135,945
Wolseley PLC	4,497	208,133
WPP PLC	3,258	55,662
WPP PLC ADR	3,170	270,686

		41,058,312

Total Common Stocks (Cost $194,305,824)		207,851,908

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $2,252,766; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $2,301,213)	$2,252,764	2,252,764

Total Short-Term Investment (Cost $2,252,764)		2,252,764

TOTAL INVESTMENTS - 100.2% (Cost $196,589,171)		210,140,060

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(382,469)

NET ASSETS - 100.0%		$209,757,591

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-82

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	24.2%
Industrials	12.0%
Consumer Staples	11.1%
Consumer Discretionary	11.1%
Health Care	9.9%
Energy	9.6%
Materials	8.5%
Telecommunication Services	4.8%
Information Technology	4.4%
Utilities	3.5%
Others (each less than 3.0%)	1.1%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	As of June 30, 2013, the portfolio was diversified by country of incorporation as a percentage of net assets as follows:

Japan	20.1%
United Kingdom	19.6%
Canada	10.0%
Switzerland	8.1%
France	7.8%
Australia	7.4%
Germany	7.3%
Others (each less than 3.0%)	19.9%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(c)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$7,265	$7,265	$-	$-
	Preferred Stocks (1)	28,123	-	28,123	-
	Common Stocks
	Australia	15,516,227	2,014,348	13,501,879	-
	Austria	475,966	-	475,966	-
	Belgium	2,070,239	967,380	1,102,859	-
	Bermuda	932,553	78,173	854,380	-
	Canada	20,897,542	20,897,542	-	-
	Cayman	602,089	55,743	546,346	-
	Cyprus	20,859	-	20,859	-
	Denmark	2,291,817	657,538	1,634,279	-
	Finland	1,291,323	73,304	1,218,019	-
	France	16,371,602	904,862	15,466,740	-
	Germany	15,392,532	1,500,342	13,892,190	-
	Hong Kong	4,667,361	-	4,667,361	-
	Ireland	650,781	181,856	468,925	-
	Israel	984,366	593,924	390,442	-
	Italy	3,553,682	322,117	3,231,565	-
	Japan	42,162,109	4,402,350	37,759,759	-
	Luxembourg	722,691	213,418	509,273	-
	Mauritius	49,640	-	49,640	-
	Netherlands	5,112,080	1,454,918	3,657,162	-
	New Zealand	186,358	-	186,358	-
	Norway	1,490,751	77,132	1,413,619	-
	Papua New Guinea	152,402	-	152,402	-
	Portugal	341,047	-	341,047	-
	Singapore	2,716,181	-	2,716,181	-
	Spain	5,223,885	790,179	4,433,706	-
	Sweden	5,863,176	219,983	5,643,193	-
	Switzerland	17,054,337	3,354,695	13,699,642	-
	United Kingdom	41,058,312	21,832,373	19,225,939	-

		207,851,908	60,592,177	147,259,731	-
	Short-Term Investment	2,252,764	-	2,252,764	-

	Total	$210,140,060	$60,599,442	$149,540,618	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-84

A-83

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2013 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2013.
Y	Investments were in default as of June 30, 2013.
±	The security is a perpetual bond and has no definite maturity date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for futures contracts as of June 30, 2013.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See note 3C in Notes to Financial Statements).
l	Total shares owned by the portfolio as of June 30, 2013 were less than one share.

Other Abbreviations:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
'NY'	New York Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

Note:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Notes to Financial Statements

A-84

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2013 (Unaudited)

	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio	PD Small-Cap Value Index Portfolio
ASSETS
Investments, at value	$550,990,830	$109,941,551	$210,499,317	$262,978,327	$51,692,096	$75,889,445
Repurchase agreements, at value	-	-	8,811,227	9,301,992	1,251,094	3,221,764
Cash (1)	94,441	-	1,314	349	131,638	193,300
Foreign currency held, at value	-	-	-	-	-	74
Receivables:
Dividends and interest	3,292,141	1,921,191	201,454	396,505	17,585	166,378
Fund shares sold	2,413,418	91,568	3,869	-	-	-
Securities sold	-	325,416	27,305,512	29,991,955	12,202,119	14,270,223
Prepaid expenses and other assets	1,159	341	1,036	1,239	257	374
Total Assets	556,791,989	112,280,067	246,823,729	302,670,367	65,294,789	93,741,558
LIABILITIES
Payables:
Securities purchased	35,753,314	2,566,093	27,547,592	29,751,442	12,151,921	14,241,298
Variation margin	-	-	29,738	43,847	3,156	6,796
Accrued advisory fees	59,503	24,606	25,397	31,543	6,119	9,128
Accrued support service expenses	3,575	961	1,522	1,860	387	526
Accrued custodian, and portfolio accounting and tax fees	20,759	11,792	5,739	6,336	9,382	6,558
Accrued shareholder report expenses	7,379	1,939	3,156	3,917	748	1,102
Accrued trustees’ fees and expenses	1,218	331	520	642	129	182
Accrued other	6,328	2,229	3,397	3,756	1,537	1,787
Total Liabilities	35,852,076	2,607,951	27,617,061	29,843,343	12,173,379	14,267,377
NET ASSETS	$520,939,913	$109,672,116	$219,206,668	$272,827,024	$53,121,410	$79,474,181
NET ASSETS CONSIST OF:
Paid-in capital	$520,952,011	$104,819,995	$175,769,244	$213,324,714	$41,949,522	$65,633,618
Undistributed/accumulated earnings (deficit)	(12,098)	4,852,121	43,437,424	59,502,310	11,171,888	13,840,563
NET ASSETS	$520,939,913	$109,672,116	$219,206,668	$272,827,024	$53,121,410	$79,474,181
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	47,929,036	9,263,826	12,353,223	15,504,917	3,097,498	4,967,547
Net Asset Value Per Share	$10.87	$11.84	$17.74	$17.60	$17.15	$16.00

Investments, at cost	$554,117,348	$109,572,777	$175,593,557	$222,273,864	$43,656,983	$68,062,502
Repurchase agreements, at cost	-	-	8,811,227	9,301,992	1,251,094	3,221,764
Foreign currency held, at cost	-	-	-	-	-	75

(1)	Includes cash collateral segregated for certain derivative investments (see Notes to Schedules of Investments) in the PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios of $131,600 and $192,880, respectively.

See Notes to Financial Statements

B-1

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
ASSETS
Investments, at value	$73,968,920	$207,887,296
Repurchase agreements, at value	936,722	2,252,764
Cash	-	2,298
Foreign currency held, at value	313,035	507,543
Receivables:
Dividends and interest	317,628	865,284
Fund shares sold	283,170	15,674
Securities sold	32,782	4,956
Prepaid expenses and other assets	633	978
Total Assets	75,852,890	211,536,793
LIABILITIES
Payables:
Securities purchased	744,057	1,692,572
Accrued advisory fees	31,316	38,761
Accrued support service expenses	482	1,460
Accrued custodian, and portfolio accounting and tax fees	15,782	28,327
Accrued shareholder report expenses	931	3,089
Accrued trustees’ fees and expenses	163	504
Accrued foreign capital gains tax	714	-
Accrued other	1,551	3,937
Other liabilities	-	10,552
Total Liabilities	794,996	1,779,202
NET ASSETS	$75,057,894	$209,757,591
NET ASSETS CONSIST OF:
Paid-in capital	$75,781,700	$192,985,162
Undistributed/accumulated earnings (deficit)	(723,806)	16,772,429
NET ASSETS	$75,057,894	$209,757,591
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	5,496,904	15,101,972
Net Asset Value Per Share	$13.65	$13.89

Investments, at cost	$75,018,066	$194,336,407
Repurchase agreements, at cost	936,722	2,252,764
Foreign currency held, at cost	313,856	513,083

See Notes to Financial Statements

B-2

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio	PD Small-Cap Value Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$13,010	$554	$1,689,085	$2,942,548	$176,381	$739,039
Interest, net of foreign taxes withheld	4,187,647	3,698,322	401	437	58	128
Total Investment Income	4,200,657	3,698,876	1,689,486	2,942,985	176,439	739,167

EXPENSES
Advisory fees	336,216	149,324	141,874	176,148	32,951	49,687
Support services expenses	8,494	2,184	3,588	4,470	832	1,241
Custodian fees and expenses	14,646	1,734	7,510	7,706	9,513	7,670
Portfolio accounting and tax fees	82,219	42,455	10,601	13,047	8,920	11,760
Shareholder report expenses	6,350	1,624	2,698	3,360	627	937
Legal and audit fees	7,307	1,865	3,095	3,863	712	1,076
Trustees’ fees and expenses	3,109	790	1,315	1,642	302	455
Transfer agency fees and expenses	3,080	2,686	2,969	3,022	2,772	2,769
Other	1,384	370	1,111	1,412	262	386
Total Expenses	462,805	203,032	174,761	214,670	56,891	75,981
Adviser Reimbursement (1)	(40,512)	(8,547)	(1,761)	(696)	(5,204)	(1,337)
Net Expenses	422,293	194,485	173,000	213,974	51,687	74,644
NET INVESTMENT INCOME	3,778,364	3,504,391	1,516,486	2,729,011	124,752	664,523

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	259,264	2,051,431	6,518,163	9,303,499	2,660,220	4,835,443
Futures contracts transactions	-	-	837,655	1,167,840	146,036	343,890
Foreign currency transactions	-	-	-	-	2	66
Net Realized Gain	259,264	2,051,431	7,355,818	10,471,339	2,806,258	5,179,399

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	(17,216,802)	(4,730,849)	12,514,060	21,943,202	4,258,275	3,168,808
Futures contracts	-	-	(99,266)	(115,877)	(18,151)	(22,801)
Foreign currencies	-	-	-	-	-	(5)
Change in Net Unrealized Appreciation (Depreciation)	(17,216,802)	(4,730,849)	12,414,794	21,827,325	4,240,124	3,146,002
NET GAIN (LOSS)	(16,957,538)	(2,679,418)	19,770,612	32,298,664	7,046,382	8,325,401
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($13,179,174)	$824,973	$21,287,098	$35,027,675	$7,171,134	$8,989,924

Foreign taxes withheld on dividends and interest	$-	$60	$179	$2,456	$62	$669

(1)	See Note 7B in Notes to Financial Statements.

See Notes to Financial Statements

B-3

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$809,108	$4,033,992
Interest, net of foreign taxes withheld	62	71
Other	12	-
Total Investment Income	809,182	4,034,063

EXPENSES
Advisory fees	164,906	222,855
Support services expenses	1,040	3,512
Custodian fees and expenses	11,892	19,259
Portfolio accounting and tax fees	17,721	34,688
Shareholder report expenses	786	2,641
Legal and audit fees	892	3,037
Trustees’ fees and expenses	380	1,291
Transfer agency fees and expenses	2,613	2,815
Other	360	2,046
Total Expenses	200,590	292,144
Net Expenses	200,590	292,144
NET INVESTMENT INCOME	608,592	3,741,919

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (1)	(24,652)	(139,718)
Foreign currency transactions	(10,221)	(19,346)
Net Realized Loss	(34,873)	(159,064)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (2)	(8,487,635)	575,824
Foreign currencies	(5,642)	(21,519)
Change in Net Unrealized Appreciation (Depreciation)	(8,493,277)	554,305
NET GAIN (LOSS)	(8,528,150)	395,241
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($7,919,558)	$4,137,160

Foreign taxes withheld on dividends and interest	$97,537	$402,586

(1)	Net realized gain (loss) on investment security transactions for the PD Emerging Markets Portfolio is net of foreign capital gains tax withheld of $735.
(2)	Change in net unrealized appreciation (depreciation) on investment securities for the PD Emerging Markets Portfolio is net of decrease in deferred foreign capital gains tax of $30,574.

See Notes to Financial Statements

B-4

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio		PD Large-Cap Growth Index Portfolio
OPERATIONS
Net investment income	$3,778,364	$6,108,150	$3,504,391	$6,490,723	$1,516,486	$2,356,781
Net realized gain (loss)	259,264	1,009,440	2,051,431	738,551	7,355,818	(311,922)
Change in net unrealized appreciation (depreciation)	(17,216,802)	4,217,253	(4,730,849)	5,638,103	12,414,794	14,513,756
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,179,174)	11,334,843	824,973	12,867,377	21,287,098	16,558,615

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income	-	(5,370,000)	-	(6,500,220)	-	(2,082,400)
Net realized gains	-	(405,475)	-	(609,911)	-	-
Net Decrease from Dividends and Distributions to Shareholders	-	(5,775,475)	-	(7,110,131)	-	(2,082,400)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	142,463,580	203,898,718	20,340,059	19,709,154	32,022,127	62,887,354
Dividends and distributions reinvestments (2)	-	5,775,475	-	7,110,131	-	2,082,400
Cost of shares repurchased	(17,805,421)	(16,077,377)	(21,338,569)	(1,017,720)	(5,370,212)	(8,302,755)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	124,658,159	193,596,816	(998,510)	25,801,565	26,651,915	56,666,999
NET INCREASE (DECREASE) IN NET ASSETS	111,478,985	199,156,184	(173,537)	31,558,811	47,939,013	71,143,214

NET ASSETS
Beginning of Year or Period	409,460,928	210,304,744	109,845,653	78,286,842	171,267,655	100,124,441
End of Year or Period	$520,939,913	$409,460,928	$109,672,116	$109,845,653	$219,206,668	$171,267,655

	PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio		PD Small-Cap Value Index Portfolio
OPERATIONS
Net investment income	$2,729,011	$4,165,644	$124,752	$444,401	$664,523	$1,362,550
Net realized gain	10,471,339	5,200,947	2,806,258	2,335,430	5,179,399	2,376,906
Change in net unrealized appreciation	21,827,325	15,912,979	4,240,124	1,805,310	3,146,002	4,160,195
Net Increase in Net Assets Resulting from Operations	35,027,675	25,279,570	7,171,134	4,585,141	8,989,924	7,899,651

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income	-	(3,802,347)	-	(457,051)	-	(1,367,985)
Net realized gains	-	(5,693,731)	-	(2,341,186)	-	(2,185,500)
Net Decrease from Dividends and Distributions to Shareholders	-	(9,496,078)	-	(2,798,237)	-	(3,553,485)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	26,891,030	79,735,285	6,090,731	17,457,279	10,100,355	28,608,720
Dividends and distributions reinvestments (2)	-	9,496,078	-	2,798,237	-	3,553,485
Cost of shares repurchased	(6,630,991)	(7,439,195)	(1,275,754)	(8,904,762)	(1,912,667)	(8,317,313)
Net Increase in Net Assets from Capital Share Transactions	20,260,039	81,792,168	4,814,977	11,350,754	8,187,688	23,844,892
NET INCREASE IN NET ASSETS	55,287,714	97,575,660	11,986,111	13,137,658	17,177,612	28,191,058

NET ASSETS
Beginning of Year or Period	217,539,310	119,963,650	41,135,299	27,997,641	62,296,569	34,105,511
End of Year or Period	$272,827,024	$217,539,310	$53,121,410	$41,135,299	$79,474,181	$62,296,569

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.

See Notes to Financial Statements

B-5

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012
	PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
OPERATIONS
Net investment income	$608,592	$676,402	$3,741,919	$3,913,872
Net realized loss	(34,873)	(202,236)	(159,064)	(369,726)
Change in net unrealized appreciation (depreciation)	(8,493,277)	6,270,321	554,305	18,819,076
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,919,558)	6,744,487	4,137,160	22,363,222

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (2)
Net investment income	-	(699,139)	-	(3,859,121)
Net realized gains	-	(454,750)	-	-
Net Decrease from Dividends and Distributions to Shareholders	-	(1,153,889)	-	(3,859,121)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	32,695,744	15,727,794	36,525,808	65,510,962
Dividends and distributions reinvestments (2)	-	1,153,889	-	3,859,121
Cost of shares repurchased	(1,170,882)	(2,042,373)	(5,273,807)	(7,574,280)
Net Increase in Net Assets from Capital Share Transactions	31,524,862	14,839,310	31,252,001	61,795,803
NET INCREASE IN NET ASSETS	23,605,304	20,429,908	35,389,161	80,299,904

NET ASSETS
Beginning of Year or Period	51,452,590	31,022,682	174,368,430	94,068,526
End of Year or Period	$75,057,894	$51,452,590	$209,757,591	$174,368,430

(1)	Unaudited.
(2)	See Note 2B in Notes to Financial Statements.

See Notes to Financial Statements

B-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period were as follows:

For the Year or Period Ended	Net Asset Value, Beginning of Year or Period	Net Investment Income	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Distributions from Net Investment Income (2)	Distributions from Capital Gains (2)		Total Distributions (2)	Net Asset Value, End of Year or Period	Total Returns (3)	Net Assets, End of Year or Period	Ratio of Expenses Before Expense Reductions to Average Net Assets (4)	Ratio of Expenses After Expense Reductions to Average Net Assets (4),(5)	Ratio of Net Investment Income After Expense Reductions To Average Net Assets (4)	Portfolio Turnover Rates
PD Aggregate Bond Index
2013 (6)	$11.16	$0.09	($0.38)	($0.29)	$-	$-		$-	$10.87	(2.64%)	$520,939,913	0.20%	0.18%	1.61%	37.87%
2012	10.92	0.22	0.20	0.42	(0.17)	(0.01)		(0.18)	11.16	3.94%	409,460,928	0.21%	0.17%	1.97%	71.99%
2011	10.59	0.30	0.50	0.80	(0.42)	(0.05)		(0.47)	10.92	7.65%	210,304,744	0.24%	0.17%	2.78%	114.95%
2010	10.23	0.31	0.33	0.64	(0.27)	(0.01)		(0.28)	10.59	6.23%	163,942,405	0.28%	0.17%	2.88%	148.73%
2009 (7)	10.00	0.19	0.21	0.40	(0.14)	(0.03)		(0.17)	10.23	3.97%	67,711,104	0.28%	0.17%	2.80%	324.46%
PD High Yield Bond Market
2013 (6)	$11.74	$0.38	($0.28)	$0.10	$-	$-		$-	$11.84	0.83%	$109,672,116	0.37%	0.35%	6.34%	37.65%
2012	10.96	0.81	0.80	1.61	(0.76)	(0.07)		(0.83)	11.74	14.91%	109,845,653	0.39%	0.34%	6.90%	38.44%
2011	11.42	0.84	(0.26)	0.58	(0.87)	(0.17)		(1.04)	10.96	5.03%	78,286,842	0.45%	0.34%	7.23%	44.79%
2010	11.30	1.00	0.43	1.43	(1.02)	(0.29)		(1.31)	11.42	13.05%	38,750,894	0.52%	0.34%	8.57%	40.05%
2009 (7)	10.00	0.66	1.31	1.97	(0.63)	(0.04)		(0.67)	11.30	19.88%	27,986,392	0.57%	0.34%	9.00%	31.24%
PD Large-Cap Growth Index
2013 (6)	$15.88	$0.13	$1.73	$1.86	$-	$-		$-	$17.74	11.73%	$219,206,668	0.17%	0.17%	1.50%	14.74%
2012	13.97	0.27	1.84	2.11	(0.20)	-		(0.20)	15.88	15.02%	171,267,655	0.18%	0.17%	1.72%	17.11%
2011	14.31	0.21	0.13	0.34	(0.18)	(0.50)		(0.68)	13.97	2.39%	100,124,441	0.20%	0.17%	1.40%	37.49%
2010	12.75	0.19	1.87	2.06	(0.15)	(0.35)		(0.50)	14.31	16.17%	63,467,940	0.24%	0.17%	1.44%	56.10%
2009 (7)	10.00	0.12	2.80	2.92	(0.09)	(0.08)		(0.17)	12.75	29.12%	29,230,133	0.45%	0.17%	1.57%	80.71%
PD Large-Cap Value Index
2013 (6)	$15.21	$0.18	$2.21	$2.39	$-	$-		$-	$17.60	15.71%	$272,827,024	0.17%	0.17%	2.17%	13.19%
2012	13.72	0.37	1.93	2.30	(0.28)	(0.53)		(0.81)	15.21	17.17%	217,539,310	0.18%	0.17%	2.48%	15.56%
2011	13.95	0.32	(0.29)	0.03	(0.24)	(0.02)		(0.26)	13.72	0.19%	119,963,650	0.20%	0.17%	2.30%	35.63%
2010	12.62	0.29	1.59	1.88	(0.21)	(0.34)		(0.55)	13.95	14.89%	77,489,926	0.24%	0.17%	2.20%	54.98%
2009 (7)	10.00	0.18	2.67	2.85	(0.12)	(0.11)		(0.23)	12.62	28.54%	32,920,484	0.42%	0.17%	2.25%	88.66%
PD Small-Cap Growth Index
2013 (6)	$14.62	$0.04	$2.49	$2.53	$-	$-		$-	$17.15	17.26%	$53,121,410	0.24%	0.22%	0.53%	39.04%
2012	13.73	0.18	1.78	1.96	(0.18)	(0.89)		(1.07)	14.62	14.30%	41,135,299	0.27%	0.21%	1.22%	79.07%
2011	15.52	0.07	(0.58)	(0.51)	(0.09)	(1.19)		(1.28)	13.73	(3.27%)	27,997,641	0.31%	0.21%	0.45%	67.66%
2010	12.66	0.09	3.49	3.58	(0.07)	(0.65)		(0.72)	15.52	28.24%	20,094,602	0.46%	0.21%	0.63%	69.43%
2009 (7)	10.00	0.04	2.82	2.86	(0.03)	(0.17)		(0.20)	12.66	28.60%	11,785,105	0.70%	0.21%	0.56%	70.15%
PD Small-Cap Value Index
2013 (6)	$14.00	$0.14	$1.86	$2.00	$-	$-		$-	$16.00	14.30%	$79,474,181	0.21%	0.21%	1.87%	33.44%
2012	12.63	0.38	1.85	2.23	(0.33)	(0.53)		(0.86)	14.00	17.62%	62,296,569	0.26%	0.21%	2.73%	62.67%
2011	14.60	0.27	(1.11)	(0.84)	(0.27)	(0.86)		(1.13)	12.63	(5.82%)	34,105,511	0.32%	0.21%	1.93%	62.96%
2010	12.65	0.26	2.74	3.00	(0.23)	(0.82)		(1.05)	14.60	23.67%	22,994,481	0.45%	0.21%	1.93%	61.82%
2009 (7)	10.00	0.17	2.73	2.90	(0.13)	(0.12)		(0.25)	12.65	29.01%	13,168,196	0.74%	0.21%	2.12%	74.74%
PD Emerging Markets
2013 (6)	$15.25	$0.15	($1.75)	($1.60)	$-	$-		$-	$13.65	(10.45%)	$75,057,894	0.68%	0.68%	2.07%	0.88%
2012	13.32	0.22	2.07	2.29	(0.21)	(0.15)		(0.36)	15.25	17.42%	51,452,590	0.86%	0.86%	1.56%	2.59%
2011	16.55	0.22	(3.24)	(3.02)	(0.19)	(0.02)		(0.21)	13.32	(18.20%)	31,022,682	0.92%	0.92%	1.45%	6.32%
2010	14.21	0.20	2.64	2.84	(0.19)	(0.31)		(0.50)	16.55	20.04%	25,449,031	0.85%	0.85%	1.34%	7.25%
2009 (7)	10.00	0.11	4.23	4.34	(0.11)	(0.02)		(0.13)	14.21	43.43%	17,805,640	0.98%	0.97%	1.33%	8.14%
PD International Large-Cap
2013 (6)	$13.54	$0.27	$0.08	$0.35	$-	$-		$-	$13.89	2.61%	$209,757,591	0.30%	0.30%	3.78%	0.47%
2012	11.82	0.37	1.66	2.03	(0.31)	-		(0.31)	13.54	17.12%	174,368,430	0.37%	0.30%	2.90%	2.10%
2011	13.77	0.37	(2.05)	(1.68)	(0.27)	-		(0.27)	11.82	(12.16%)	94,068,526	0.46%	0.30%	2.78%	0.61%
2010	13.01	0.30	0.69	0.99	(0.23)	(-	) (8)	(0.23)	13.77	7.61%	53,577,290	0.46%	0.30%	2.35%	3.25%
2009 (7)	10.00	0.14	3.02	3.16	(0.09)	(0.06)		(0.15)	13.01	31.59%	24,829,572	0.64%	0.30%	1.68%	5.62%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Effective January 1, 2013, no dividends and capital gains distributions will be made by the Pacific Dynamix Underlying Portfolios (see Note 2B in Notes to Financial Statements).
(3)	Total returns for periods of less than one full year are not annualized.
(4)	The ratios for periods of less than one full year are annualized.
(5)	The ratios of expenses after expense reductions to average daily net assets are after adviser expense reimbursements, if any, as discussed in Note 7B in Notes to the Financial Statements.
(6)	Unaudited for the six-month period ended June 30, 2013.
(7)	Operations commenced on May 1, 2009.
(8)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

B-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, management investment company, organized as a Massachusetts business trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Fund. As of June 30, 2013, the Fund was comprised of fifty-six separate portfolios, eight of which are presented in this report: PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Portfolios”).

The Pacific Dynamix Underlying Portfolios currently offer Class P shares only.

Presently only the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) and the Adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Portfolios.

The semi-annual report for the Pacific Dynamix Portfolios is not included in this report; there is a separate semi-annual report for the Pacific Dynamix Portfolios, which is available without charge. For information on how to obtain such semi-annual report, see the Where to Go for More Information section of this report on page D-2.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of the financial statements.

The Fund has implemented the disclosure requirements pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. Under this guidance the Fund discloses in the statements of assets and liabilities both gross and net information about instruments and transactions eligible for offset such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Fund discloses collateral received and posted in connection with master netting agreements or similar arrangements (see required disclosures in Note 5).

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a portfolio is informed of the ex-dividend date or upon receipt of the dividend. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. A portfolio will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the portfolio invests. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost, which is also used for Federal income tax purposes. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income.

B. DISTRIBUTIONS TO SHAREHOLDERS

Currently each Pacific Dynamix Underlying Portfolio covered in this report is treated as a partnership for Federal income tax purposes. As partnerships, none of these portfolios are required to distribute taxable income and capital gains (see Note 10). Effective January 1, 2013, no dividends and capital gains distributions will be made by the Pacific Dynamix Underlying Portfolios after December 31, 2012 under the new dividend and distributions policy.

Prior to January 1, 2013, each portfolio covered in this report declared and paid dividends on net investment income, if any, at least annually, except for the PD Aggregate Bond Index and PD High Yield Bond Market Portfolios, for which dividends, if any, were declared and paid semi-annually and realized capital gains, if any, were distributed at least annually for all portfolios. Dividends and capital gains distributions were recorded on the ex-dividend date.

C. FOREIGN CURRENCY TRANSLATION

The Fund’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, initially expressed in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the portfolios separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

C-1

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

D. EXPENSE ALLOCATION

General expenses of the Fund are allocated to each portfolio in proportion to its relative average daily net assets. Expenses directly attributable to a particular portfolio are charged directly to that portfolio.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Fund’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of its investments each business day. Under the Valuation Policy, the Board has delegated certain functions to a Trustee Valuation Committee or another valuation committee to determine the fair value of certain investments. Each valuation committee that values the Fund’s investments, which includes using third party pricing services and/or alternate valuation methodologies approved by the Board, does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value the Fund’s investments.

B. NET ASSET VALUE

Each portfolio of the Fund covered in this report is divided into shares. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds), subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

Each portfolio’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of all investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Fund or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem Fund shares.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Money Market Instruments and Short-Term Investments

Money market instruments and short-term investments maturing within 60 days are valued at amortized cost in accordance with the 1940 Act. Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Portfolio investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the portfolios use the last reported sale price or official closing price from an exchange as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Fund then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Fund has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in forward currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are normally priced at the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

C-2

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Over-the-Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using alternative valuation methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain fixed-income investments are valued by a benchmark, matrix, or other pricing methodologies approved by the Board.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Valuations determined by the Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, a valuation oversight committee (“VOC”) has been established which determines the level in which each portfolio’s investments are characterized. The VOC includes investment, legal and compliance members of the Fund’s Adviser, and the Fund’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

— Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
— Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
— Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value the Fund’s investments. The VOC also periodically evaluates how each portfolio’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Fund’s CCO, requiring approval by the Board.

The inputs or methodologies used for valuing each portfolio’s investments are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Fund presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Fund also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a portfolio had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each portfolio’s investments as of June 30, 2013 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

C-3

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by the Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

C-4

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each portfolio represents an indirect investment in the assets owned by that portfolio. As with any mutual fund, the value of the assets owned by each portfolio may move up or down, and as a result, an investment in a portfolio at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each portfolio’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each portfolio’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions, and many of the General Investment Risk factors noted above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a portfolio’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Illiquid Investments

Each portfolio may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets, taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each portfolio as of June 30, 2013 was less than 15% of its net assets.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s shares. Some U.S. Government securities, such as Treasury Bills, notes and bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the Adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied.

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Segregation and Collateral

If a portfolio engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Fund’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Pacific Dynamix Underlying Portfolios are permitted to invest in derivative instruments, including but not limited to, futures contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risk, to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

C-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Master Agreements and Netting Arrangements – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related credit support annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a portfolio or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total market value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a portfolio’s financial statements. A portfolio’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given portfolio exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The market value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

B. DERIVATIVE INVESTMENTS AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the portfolios entered into futures contracts for the following reasons: The PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios utilized futures to help provide equity exposure to the portfolio’s cash balances and accruals, and to provide daily liquidity for the portfolio’s inflows and outflows.

The derivative investments held as of June 30, 2013 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each applicable portfolio during the period ended June 30, 2013.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Fund’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Equity contracts	Receivable: Variation margin	Payable: Variation margin

C-8

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of fair values of derivative investments disclosed in the Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2013:

	Total Value of Equity Contracts* as of June 30, 2013
Portfolio	Assets	Liabilities
PD Large-Cap Growth Index	$-	($119,907)
PD Large-Cap Value Index	-	(129,093)
PD Small-Cap Growth Index	4,755	-
PD Small-Cap Value Index	10,143	-

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Schedules of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Fund’s Statements of Operations:

Derivative Investment Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Equity contracts	Net realized gain (loss) on futures contracts transactions
Change in net unrealized appreciation (depreciation) on futures contracts

The following is a summary of each portfolio’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments in equity futures contracts recognized in the Statements of Operations as of June 30, 2013:

	Realized Gain (Loss) and Unrealized Appreciation (Depreciation) on Derivative Investments in Equity Futures Contracts Recognized in the Statements of Operations
Portfolio	Realized Gain	Change in Unrealized Depreciation
PD Large-Cap Growth Index	$837,655	($99,266)
PD Large-Cap Value Index	1,167,840	(115,877)
PD Small-Cap Growth Index	146,036	(18,151)
PD Small-Cap Value Index	343,890	(22,801)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

	Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Portfolio		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
	Assets				Liabilities
PD Large-Cap Growth Index
Futures*	$-	$-	$-	$-	($119,907)	$-	($119,907)	$-
PD Large-Cap Value Index
Futures*	$-	$-	$-	$-	($129,093)	$-	($129,093)	$-
PD Small-Cap Growth Index
Futures*	$4,755	$-	$-	$4,755	$-	$-	$-	$-
PD Small-Cap Value Index
Futures*	$10,143	$-	$-	$10,143	$-	$-	$-	$-

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

At period end, certain portfolios covered in this report had investments in repurchase agreements (see Note 4). The gross value and related collateral received for these investments are presented in each applicable portfolio’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of June 30, 2013.

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PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

6. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Adviser to each portfolio of the Fund. PLFA receives advisory fees from each portfolio based on the following advisory fee rates, which are based on an annual percentage of average daily net assets of each portfolio:

PD Aggregate Bond Index	0.16% of first $50 million 0.15% of next $50 million 0.14% on excess
PD High Yield Bond Market	0.35% of first $50 million 0.22% of next $50 million 0.14% on excess
PD Large-Cap Growth Index PD Large-Cap Value Index PD Small-Cap Growth Index PD Small-Cap Value Index	0.14% of first $300 million 0.12% on excess
PD Emerging Markets	0.60% of first $50 million 0.35% on excess
PD International Large-Cap	0.25% of first $100 million 0.20% on excess

Pursuant to Portfolio Management or Subadvisory Agreements as of June 30, 2013, the Fund and PLFA engage various investment management firms under PLFA’s supervision, to sub-advise each Pacific Dynamix Underlying Portfolio. The following firms serve as sub-advisers for the respective portfolios: BlackRock Investment Management, LLC for the PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios; SSgA Funds Management, Inc. for the PD Aggregate Bond Index and PD High Yield Bond Market Portfolios; and Dimensional Fund Advisors LP for the PD Emerging Markets and PD International Large-Cap Portfolios. PLFA, as Adviser to each portfolio of the Fund, pays the related portfolio management fees to these sub-advisors as compensation for their sub-advisory services provided to the Fund.

Pursuant to an Agreement for Support Services (the “Agreement”), Pacific Life and PLFA provide support services to the Fund that are outside the scope of the Adviser’s responsibilities under the Advisory Agreement. Under the Agreement, the Fund compensates Pacific Life and PLFA for their expenses in providing support services to the Fund in connection with various matters, including the expense of registering and qualifying the Fund on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Fund’s legal existence, shareholders’ meetings, and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Fund reimbursed Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent and dividend disbursing agent for all Class P shares of the Pacific Dynamix Underlying Portfolios and is compensated by the Fund for these services.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES AND EXPENSES FOR SUPPORT SERVICES

The Adviser and Pacific Life are related parties. The advisory fees earned by the Adviser and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each portfolio covered in this report for the period ended June 30, 2013 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2013 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

PLFA entered into expense limitation agreements with the Fund and contractually agreed to reimburse each Pacific Dynamix Underlying Portfolio through April 30, 2013 to the extent the total net operating expenses (including advisory fees and organizational expenses, but not including extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of each portfolio’s business of a Pacific Dynamix Underlying Portfolio) exceeded the annualized expense ratios as follows: 0.17% for the PD Aggregate Bond Index, PD Large-Cap Growth Index, and PD Large-Cap Value Index Portfolios; 0.34% for the PD High Yield Bond Market Portfolio; 0.21% for the PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios; 0.97% for the PD Emerging Markets Portfolio; and 0.30% for the PD International Large-Cap Portfolio. The expense limitation agreement expired on April 30, 2013 and was not renewed.

Any expense reimbursements are subject to recoupment by PLFA for a period of time as permitted under regulatory and accounting guidance (currently 3 years from the end of the fiscal year in which the reimbursement took place) to the extent such expenses fall below the expense cap in future years. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable portfolio, but not above the expense cap. The amounts of adviser reimbursement to each of the applicable portfolios covered in this report for the period ended June 30, 2013 are presented in the Statements of Operations. There were no amounts that remained due from the Adviser as of June 30, 2013.

C-10

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The cumulative expense reimbursement amounts, if any, as of June 30, 2013 that are subject to repayment from the portfolios are as follows:

	Expiration
Portfolio	2013	2014	2015	2016
PD Aggregate Bond Index	$110,894	$125,051	$136,128	$40,512
PD High Yield Bond Market	56,698	67,270	47,932	8,547
PD Large-Cap Growth Index	28,860	27,630	15,942	1,761
PD Large-Cap Value Index	32,445	29,532	17,489	696
PD Small-Cap Growth Index	38,021	25,175	21,359	5,204
PD Small-Cap Value Index	41,193	30,356	27,181	1,337
PD International Large-Cap	60,583	120,039	100,661	-

There was no recoupment of expense reimbursement by PLFA from any of the Pacific Dynamix Underlying Portfolios during the period ended June 30, 2013.

C. INVESTMENTS BY AFFILIATED PARTY

As of June 30, 2013, Pacific Life owned 40.87% and 18.56% of the shares outstanding of the PD High Yield Bond Market and PD Emerging Markets Portfolios, respectively.

D. INDEPENDENT TRUSTEES

The Fund pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing the committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

Each independent trustee of the Board is eligible to participate in the Fund’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each portfolio at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain portfolios in the Pacific Life Funds. Pacific Life Funds is a Delaware statutory trust and is registered under the 1940 Act, as an open-end management investment company. PLFA is the Adviser to Pacific Life Funds. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV of the Class A and/or Class P shares of the corresponding series of the Pacific Life Funds without a sales load. The obligation of each portfolio under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a portfolio’s DCP Liability account will cause the expenses of that portfolio to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a portfolio’s DCP Liability account, if any, is recorded as an increase or decrease to expense (trustees’ fees and expenses). For the period ended June 30, 2013, such expenses decreased by $7 for all applicable portfolios covered in this report as a result of the market value depreciation on such accounts. As of June 30, 2013, the total amount in the DCP Liability accounts for all applicable portfolios covered in this report was $799.

E. OFFICERS OF THE FUND

All officers of the Fund are also officers of Pacific Life and PLFA and received no compensation from the Fund.

F. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Fund. In addition, the Fund entered into an agreement with each of the trustees which provides that the Fund will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Fund, to the fullest extent permitted by the Fund’s Declaration of Trust and By-Laws, the general trust law of the Commonwealth of Massachusetts, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Fund enters into contracts with service providers and others that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Fund and/ or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. COMMITTED LINE OF CREDIT

The Fund has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing is the higher of the Federal funds rate or the Overnight LIBOR rate, plus 1.25%. The Fund pays the Bank a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line up to a maximum of $75,000. As of June 30, 2013, the actual interest rate on borrowing by the Fund was 1.38%. The committed line of credit will expire on August 31, 2013, unless renewed, and applies to all portfolios covered in this report except the PD Aggregate Bond and PD High Yield Bond Market Portfolios. The commitment fees and interest incurred by each applicable portfolio covered in this report are recorded as an expense. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that the PD International Large-Cap Portfolio had loans outstanding was 1.43% and $214,111, respectively. No other portfolios covered in this report had a loan outstanding during the reporting period. As of June 30, 2013, none of the portfolios covered in this report had loans outstanding in connection with this line of credit.

C-11

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

9. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2013, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
PD Aggregate Bond Index	$279,988,977	$162,192,910

	Other Securities
Portfolio	Purchases	Sales
PD Aggregate Bond Index	$51,683,422	$13,255,451
PD High Yield Bond Market	43,587,795	40,698,337
PD Large-Cap Growth Index	53,850,010	28,740,837
PD Large-Cap Value Index	55,427,501	32,075,872

	Other Securities
Portfolio	Purchases	Sales
PD Small-Cap Growth Index	$22,664,828	$17,982,218
PD Small-Cap Value Index	30,556,338	22,998,822
PD Emerging Markets	31,716,979	525,335
PD International Large-Cap	35,475,324	920,122

10. FEDERAL INCOME TAX INFORMATION

Currently each Pacific Dynamix Underlying Portfolio is treated as a partnership for Federal income tax purposes only. A portfolio that is treated as a partnership for tax purposes only is not subject to income tax; and any income, gains, losses, deductions, and credits of the portfolio would instead be “passed through” pro rata directly to the insurance companies whose separate accounts invest in the portfolio and retain the same character for Federal income tax purposes. As a result, the tax treatment to the insurance companies will vary, in some instances favorably, when a portfolio is treated as a partnership. However, the variable annuity contract owner or variable life insurance policy holder would not be affected by a portfolio electing to be taxed as a partnership versus a regulated investment company.

Effective January 1, 2013, no dividends and capital gains distributions will be made by the Pacific Dynamix Underlying Portfolios under the new dividend and distributions policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (see Note 2B). Each partner, which would be Pacific Life and Pacific Life & Annuity Company through their respective separate accounts, is required to report its respective share of income, gains, losses, deductions and credits of each Pacific Dynamix Underlying Portfolio.

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2013, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (1)	Unrealized Appreciation (Depreciation)
PD Aggregate Bond Index	$554,117,348	$6,498,543	($9,625,061)	($3,126,518)	$-	($3,126,518)
PD High Yield Bond Market	109,572,777	3,025,088	(2,656,314)	368,774	-	368,774
PD Large-Cap Growth Index	184,404,784	37,105,669	(2,199,909)	34,905,760	(119,907)	34,785,853
PD Large-Cap Value Index	231,575,856	43,257,584	(2,553,121)	40,704,463	(129,093)	40,575,370
PD Small-Cap Growth Index	44,908,077	9,168,298	(1,133,185)	8,035,113	4,755	8,039,868
PD Small-Cap Value Index	71,284,266	10,042,041	(2,215,098)	7,826,943	10,137	7,837,080
PD Emerging Markets	75,954,788	7,802,359	(8,851,505)	(1,049,146)	(3,472)	(1,052,618)
PD International Large-Cap	196,589,171	27,232,521	(13,681,632)	13,550,889	(19,804)	13,531,085

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies, if any.

Each portfolio recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Each portfolio analyzes all open tax years, as defined by the statute of limitations, for all major jurisdictions. As a result of each portfolio’s evaluation, as of and during the period ended June 30, 2013, the Fund did not record a liability for any unrecognized tax benefits. Each portfolio’s policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense. During the period ended June 30, 2013, none of the Pacific Dynamix Underlying Portfolios incurred any interest or penalties. Each portfolio is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Each portfolio remains subject to examination by Federal and State tax authorities (principal state jurisdictions include California and Massachusetts) for the tax years ended December 31, 2009 through December 31, 2012 for Federal purposes and December 31, 2008 through December 31, 2012 for State purposes.

C-12

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. TAX CHARACTER OF DISTRIBUTIONS

Under the Fund’s new dividend and distributions policy, no dividends and capital gains distributions will be made by any portfolios after December 31, 2012 (see Note 2B and Note 10). The tax character of income and capital gains distributions to shareholders for the year ended December 31, 2012 were as follows:

	For the Year Ended December 31, 2012
Portfolio	Ordinary Income	Long-term Capital Gains	Total
PD Aggregate Bond Index	$5,638,049	$137,426	$5,775,475
PD High Yield Bond Market	6,510,420	599,711	7,110,131
PD Large-Cap Growth Index	2,082,400	-	2,082,400
PD Large-Cap Value Index	5,066,014	4,430,064	9,496,078
PD Small-Cap Growth Index	457,051	2,341,186	2,798,237
PD Small-Cap Value Index	1,938,256	1,615,229	3,553,485
PD Emerging Markets	699,139	454,750	1,153,889
PD International Large-Cap	3,859,121	-	3,859,121

12. SHARES OF BENEFICIAL INTEREST

Change in shares of beneficial interest of each portfolio for the period ended June 30, 2013 and the year ended December 31, 2012 were as follows:

	PD Aggregate Bond Index		PD High Yield Bond Market		PD Large-Cap Growth Index
	2013	2012	2013	2012	2013	2012
Class P
Shares sold	12,844,360	18,342,074	1,682,208	1,684,947	1,878,099	4,026,812
Dividends and distributions reinvested (1)	-	520,670	-	613,741	-	129,854
Shares repurchased	(1,594,541)	(1,441,672)	(1,773,639)	(87,472)	(312,166)	(535,682)
Net increase (decrease)	11,249,819	17,421,072	(91,431)	2,211,216	1,565,933	3,620,984
Shares outstanding, beginning of year or period	36,679,217	19,258,145	9,355,257	7,144,041	10,787,290	7,166,306
Shares outstanding, end of year or period	47,929,036	36,679,217	9,263,826	9,355,257	12,353,223	10,787,290

	PD Large-Cap Value Index		PD Small-Cap Growth Index		PD Small-Cap Value Index
	2013	2012	2013	2012	2013	2012
Class P
Shares sold	1,592,037	5,404,096	363,623	1,180,930	641,273	2,101,777
Dividends and distributions reinvested (1)	-	663,163	-	191,348	-	253,055
Shares repurchased	(392,449)	(504,521)	(78,953)	(598,234)	(124,816)	(604,857)
Net increase	1,199,588	5,562,738	284,670	774,044	516,457	1,749,975
Shares outstanding, beginning of year or period	14,305,329	8,742,591	2,812,828	2,038,784	4,451,090	2,701,115
Shares outstanding, end of year or period	15,504,917	14,305,329	3,097,498	2,812,828	4,967,547	4,451,090

	PD Emerging Markets		PD International Large-Cap
	2013	2012	2013	2012
Class P
Shares sold	2,201,301	1,103,589	2,594,267	5,243,502
Dividends and distributions reinvested (1)	-	80,793	-	283,889
Shares repurchased	(78,658)	(138,797)	(373,621)	(604,599)
Net increase	2,122,643	1,045,585	2,220,646	4,922,792
Shares outstanding, beginning of year or period	3,374,261	2,328,676	12,881,326	7,958,534
Shares outstanding, end of year or period	5,496,904	3,374,261	15,101,972	12,881,326

(1)	Effective January 1, 2013, no dividends and capital gains distributions will be made by the portfolios (see Note 2B in Notes to Financial Statements).

C-13

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each portfolio and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

ACTUAL EXPENSES

The first line of the table below for each portfolio provides information about actual account values and actual expenses based on each portfolio’s actual performance and each portfolio’s actual expenses and expense reductions (see Note 7B in Notes to Financial Statements). The “Ending Account Value at 06/30/13” column shown is derived from the portfolio’s actual performance; the “Annualized Expense Ratio” column shows the portfolio’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/13-06/30/13” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2013 to June 30, 2013.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each portfolio in your account, simply divide that portfolio’s value by $1,000.00 (for example, an $8,600.00 portfolio value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/13-06/30/13.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSE

The second line of the table for each portfolio provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual portfolio’s expenses, after any expense reductions. It assumes that the portfolio had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the portfolio to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/13	Ending Account Value at 06/30/13	Annualized Expense Ratio	Expenses Paid During the Period 01/01/13- 06/30/13 (1)
PD Aggregate Bond Index
Actual	$1,000.00	$973.60	0.18%	$0.88
Hypothetical	1,000.00	1,023.90	0.18%	0.90

PD High Yield Bond Market
Actual	$1,000.00	$1,008.30	0.35%	$1.74
Hypothetical	1,000.00	1,023.06	0.35%	1.76

PD Large-Cap Growth Index
Actual	$1,000.00	$1,117.30	0.17%	$0.89
Hypothetical	1,000.00	1,023.95	0.17%	0.85

PD Large-Cap Value Index
Actual	$1,000.00	$1,157.10	0.17%	$0.91
Hypothetical	1,000.00	1,023.95	0.17%	0.85

Portfolio	Beginning Account Value at 01/01/13	Ending Account Value at 06/30/13	Annualized Expense Ratio	Expenses Paid During the Period 01/01/13- 06/30/13 (1)
PD Small-Cap Growth Index
Actual	$1,000.00	$1,172.60	0.22%	$1.19
Hypothetical	1,000.00	1,023.70	0.22%	1.10

PD Small-Cap Value Index
Actual	$1,000.00	$1,143.00	0.21%	$1.12
Hypothetical	1,000.00	1,023.75	0.21%	1.05

PD Emerging Markets
Actual	$1,000.00	$895.50	0.68%	$3.20
Hypothetical	1,000.00	1,021.42	0.68%	3.41

PD International Large-Cap
Actual	$1,000.00	$1,026.10	0.30%	$1.51
Hypothetical	1,000.00	1,023.31	0.30%	1.51

(1)	Expenses paid during the six-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

D-1

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Fund files Form N-Q (complete schedules of portfolio holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Fund’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s Website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Fund’s Webpage at http://www.PacificLife.com. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Fund files information regarding how the Fund’s managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Fund’s Website and on the SEC’s Website noted below.

Information Relating to Investments Held by the Fund

For complete descriptions of the various securities and other instruments held by the Fund and their risks, please see the Fund’s prospectus and Statement of Additional Information (“SAI”). For a description of bond ratings, see the Fund’s SAI. The prospectus and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is described in the Fund’s SAI.

How to obtain Information

The Fund’s prospectus, SAI (including Proxy Voting Policies), annual and semi-annual reports, and complete schedules of investments are available:

•	On the Fund’s website at http://www.PacificLife.com

•	On the SEC’s website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Pacific Life’s Annuity Registered Representative: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-800-7681

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

7 a.m. through 5 p.m. Pacific Time

D-2

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule I.

(b) Not applicable.

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Consumer Discretionary - 12.0%

Abercrombie & Fitch Co ‘A’	9,792	$443,088
Amazon.com Inc *	45,588	12,659,332
AutoNation Inc *	4,884	211,917
AutoZone Inc *	4,546	1,926,095
Bed Bath & Beyond Inc *	27,353	1,939,328
Best Buy Co Inc	33,582	917,796
BorgWarner Inc *	14,457	1,245,471
Cablevision Systems Corp ‘A’	27,035	454,729
CarMax Inc *	28,095	1,296,865
Carnival Corp (Panama)	55,561	1,905,187
CBS Corp ‘B’	71,419	3,490,247
Chipotle Mexican Grill Inc *	3,868	1,409,306
Coach Inc	35,163	2,007,456
Comcast Corp ‘A’	329,639	13,805,281
CST Brands Inc *	1	24
D.R. Horton Inc	35,063	746,141
Darden Restaurants Inc	16,236	819,593
Delphi Automotive PLC (United Kingdom)	36,384	1,844,305
DIRECTV *	69,909	4,307,793
Discovery Communications Inc ‘A’ *	30,625	2,364,556
Dollar General Corp *	37,691	1,900,757
Dollar Tree Inc *	28,006	1,423,825
Expedia Inc	11,661	701,409
Family Dollar Stores Inc	11,932	743,483
Ford Motor Co	492,070	7,612,323
Fossil Group Inc *	6,603	682,156
GameStop Corp ‘A’	14,879	625,364
Gannett Co Inc	28,623	700,119
Garmin Ltd (Switzerland)	13,690	495,030
General Motors Co *	96,346	3,209,285
Genuine Parts Co	19,390	1,513,777
H&R Block Inc	34,064	945,276
Harley-Davidson Inc	28,044	1,537,372
Harman International Industries Inc	8,492	460,266
Hasbro Inc	14,398	645,462
International Game Technology	32,554	543,977
J.C. Penney Co Inc *	17,880	305,390
Johnson Controls Inc	85,729	3,068,241
Kohl’s Corp	25,492	1,287,601
L Brands Inc	30,053	1,480,110
Leggett & Platt Inc	17,865	555,423
Lennar Corp ‘A’	20,692	745,740
Lowe’s Cos Inc	134,230	5,490,007
Macy’s Inc	48,012	2,304,576
Marriott International Inc ‘A’	29,971	1,209,929
Mattel Inc	43,222	1,958,389
McDonald’s Corp	125,494	12,423,906
Netflix Inc *	7,025	1,482,907
Newell Rubbermaid Inc	36,088	947,310
News Corp ‘A’	249,154	8,122,420
Nike Inc ‘B’	90,599	5,769,344
Nordstrom Inc	18,603	1,115,064
O’Reilly Automotive Inc *	13,823	1,556,746
Omnicom Group Inc	32,359	2,034,410
PetSmart Inc	12,923	865,712
priceline.com Inc *	6,456	5,339,951
PulteGroup Inc *	42,650	809,071
PVH Corp	10,140	1,268,007
Ralph Lauren Corp	7,620	1,323,899
Ross Stores Inc	27,505	1,782,599
Scripps Networks Interactive Inc ‘A’	10,633	709,859
Staples Inc	83,065	1,317,411
Starbucks Corp	93,713	6,137,264
Starwood Hotels & Resorts Worldwide Inc	24,345	1,538,361
Target Corp	80,320	5,530,835
The Gap Inc	36,280	1,513,964

	Shares	Value
The Goodyear Tire & Rubber Co *	30,687	$469,204
The Home Depot Inc	182,856	14,165,854
The Interpublic Group of Cos Inc	53,579	779,575
The TJX Cos Inc	90,089	4,509,855
The Walt Disney Co	225,435	14,236,220
The Washington Post Co ‘B’	564	272,846
Tiffany & Co	15,003	1,092,819
Time Warner Cable Inc	36,416	4,096,072
Time Warner Inc	116,679	6,746,380
TripAdvisor Inc *	13,808	840,493
Urban Outfitters Inc *	13,777	554,111
VF Corp	10,965	2,116,903
Viacom Inc ‘B’	55,836	3,799,640
Whirlpool Corp	9,904	1,132,621
Wyndham Worldwide Corp	16,996	972,681
Wynn Resorts Ltd	9,983	1,277,824
Yum! Brands Inc	56,302	3,903,981

		218,495,916

Consumer Staples - 10.3%

Altria Group Inc	251,429	8,797,501
Archer-Daniels-Midland Co	82,478	2,796,829
Avon Products Inc	54,184	1,139,490
Beam Inc	20,129	1,270,341
Brown-Forman Corp ‘B’	18,976	1,281,829
Campbell Soup Co	22,328	1,000,071
Coca-Cola Enterprises Inc	32,227	1,133,101
Colgate-Palmolive Co	109,744	6,287,234
ConAgra Foods Inc	52,156	1,821,809
Constellation Brands Inc ‘A’ *	19,278	1,004,769
Costco Wholesale Corp	54,659	6,043,646
CVS Caremark Corp	153,260	8,763,407
Dr Pepper Snapple Group Inc	25,529	1,172,547
General Mills Inc	80,685	3,915,643
Hormel Foods Corp	16,890	651,616
Kellogg Co	31,756	2,039,688
Kimberly-Clark Corp	48,138	4,676,125
Kraft Foods Group Inc	74,404	4,156,951
Lorillard Inc	47,272	2,064,841
McCormick & Co Inc	16,502	1,161,081
Mead Johnson Nutrition Co	25,337	2,007,451
Molson Coors Brewing Co ‘B’	19,644	940,162
Mondelez International Inc ‘A’	223,358	6,372,404
Monster Beverage Corp *	18,063	1,097,689
PepsiCo Inc	193,575	15,832,499
Philip Morris International Inc	204,728	17,733,539
Reynolds American Inc	39,839	1,927,012
Safeway Inc	30,151	713,373
Sysco Corp	74,273	2,537,166
The Clorox Co	16,473	1,369,565
The Coca-Cola Co	479,459	19,231,100
The Estee Lauder Cos Inc ‘A’	30,093	1,979,217
The Hershey Co	18,757	1,674,625
The J.M. Smucker Co	13,420	1,384,273
The Kroger Co	65,082	2,247,932
The Procter & Gamble Co	343,087	26,414,268
Tyson Foods Inc ‘A’	35,508	911,845
Wal-Mart Stores Inc	205,082	15,276,558
Walgreen Co	107,919	4,770,020
Whole Foods Market Inc	43,166	2,222,186

		187,821,403

Energy - 10.4%

Anadarko Petroleum Corp	62,767	5,393,568
Apache Corp	49,045	4,111,442
Baker Hughes Inc	55,293	2,550,666
Cabot Oil & Gas Corp	26,372	1,872,939
Cameron International Corp *	31,040	1,898,406
Chesapeake Energy Corp	64,925	1,323,171
Chevron Corp	242,720	28,723,485

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
ConocoPhillips	153,044	$9,259,162
CONSOL Energy Inc	28,596	774,952
Denbury Resources Inc *	46,673	808,376
Devon Energy Corp	47,253	2,451,486
Diamond Offshore Drilling Inc	8,692	597,923
Ensco PLC ‘A’ (United Kingdom)	29,151	1,694,256
EOG Resources Inc	34,054	4,484,231
EQT Corp	18,823	1,493,982
Exxon Mobil Corp	556,599	50,288,720
FMC Technologies Inc *	29,679	1,652,527
Halliburton Co	116,658	4,866,972
Helmerich & Payne Inc	13,310	831,209
Hess Corp	37,377	2,485,197
Kinder Morgan Inc	79,072	3,016,597
Marathon Oil Corp	88,711	3,067,626
Marathon Petroleum Corp	40,648	2,888,447
Murphy Oil Corp	22,700	1,382,203
Nabors Industries Ltd (Bermuda)	36,836	563,959
National Oilwell Varco Inc	53,478	3,684,634
Newfield Exploration Co *	16,904	403,837
Noble Corp (Switzerland)	31,686	1,190,760
Noble Energy Inc	44,947	2,698,618
Occidental Petroleum Corp	100,844	8,998,310
Peabody Energy Corp	33,706	493,456
Phillips 66	77,505	4,565,820
Pioneer Natural Resources Co	17,092	2,474,067
QEP Resources Inc	22,416	622,716
Range Resources Corp	20,405	1,577,715
Rowan Cos PLC ‘A’ * (United Kingdom)	15,527	529,005
Schlumberger Ltd (Netherlands)	166,414	11,925,227
Southwestern Energy Co *	43,984	1,606,736
Spectra Energy Corp	83,751	2,886,059
Tesoro Corp	16,988	888,812
The Williams Cos Inc	85,439	2,774,204
Valero Energy Corp	68,250	2,373,052
WPX Energy Inc *	25,029	474,049

		188,648,579

Financials - 16.4%

ACE Ltd (Switzerland)	42,576	3,809,700
Aflac Inc	58,351	3,391,360
American Express Co	119,642	8,944,436
American International Group Inc *	184,796	8,260,381
American Tower Corp REIT	49,498	3,621,769
Ameriprise Financial Inc	25,219	2,039,713
Aon PLC (United Kingdom)	38,686	2,489,444
Apartment Investment & Management Co ‘A’ REIT	18,240	547,930
Assurant Inc	9,624	489,958
AvalonBay Communities Inc REIT	15,219	2,053,195
Bank of America Corp	1,349,455	17,353,991
BB&T Corp	87,818	2,975,274
Berkshire Hathaway Inc ‘B’ *	228,359	25,557,939
BlackRock Inc	15,625	4,013,281
Boston Properties Inc REIT	18,989	2,002,770
Capital One Financial Corp	73,115	4,592,353
CBRE Group Inc ‘A’ *	37,982	887,260
Cincinnati Financial Corp	18,382	843,734
Citigroup Inc	380,900	18,271,773
CME Group Inc ‘A’	38,444	2,920,975
Comerica Inc	23,346	929,871
Discover Financial Services	61,377	2,924,000
E*TRADE Financial Corp *	35,848	453,836
Equity Residential REIT	40,113	2,328,961
Fifth Third Bancorp	109,450	1,975,572
Franklin Resources Inc	17,294	2,352,330
Genworth Financial Inc ‘A’ *	61,661	703,552
HCP Inc REIT	56,877	2,584,491
Health Care REIT Inc	35,595	2,385,933
Host Hotels & Resorts Inc REIT	93,183	1,571,997

	Shares	Value
Hudson City Bancorp Inc	59,428	$544,360
Huntington Bancshares Inc	104,906	826,659
IntercontinentalExchange Inc *	9,106	1,618,683
Invesco Ltd (Bermuda)	55,640	1,769,352
JPMorgan Chase & Co	473,135	24,976,797
KeyCorp	115,165	1,271,422
Kimco Realty Corp REIT	51,135	1,095,823
Legg Mason Inc	13,933	432,062
Leucadia National Corp	36,907	967,702
Lincoln National Corp	33,587	1,224,918
Loews Corp	38,450	1,707,180
M&T Bank Corp	15,336	1,713,798
Marsh & McLennan Cos Inc	68,888	2,750,009
McGraw Hill Financial Inc	34,299	1,824,364
MetLife Inc	137,060	6,271,866
Moody’s Corp	24,264	1,478,406
Morgan Stanley	171,732	4,195,413
Northern Trust Corp	27,241	1,577,254
NYSE Euronext	30,402	1,258,643
People’s United Financial Inc	42,393	631,656
Plum Creek Timber Co Inc REIT	20,369	950,621
Principal Financial Group Inc	34,508	1,292,325
Prologis Inc REIT	62,349	2,351,804
Prudential Financial Inc	58,325	4,259,475
Public Storage REIT	18,067	2,770,213
Regions Financial Corp	176,854	1,685,419
Simon Property Group Inc REIT	38,908	6,144,351
SLM Corp	55,576	1,270,467
State Street Corp	57,081	3,722,252
SunTrust Banks Inc	67,445	2,129,239
T. Rowe Price Group Inc	32,455	2,374,083
The Allstate Corp	58,651	2,822,286
The Bank of New York Mellon Corp	145,267	4,074,739
The Charles Schwab Corp	137,765	2,924,751
The Chubb Corp	32,435	2,745,623
The Goldman Sachs Group Inc	53,948	8,159,635
The Hartford Financial Services Group Inc	57,045	1,763,831
The Macerich Co REIT	17,200	1,048,684
The NASDAQ OMX Group Inc	14,714	482,472
The PNC Financial Services Group Inc	66,265	4,832,044
The Progressive Corp	69,349	1,762,852
The Travelers Cos Inc	47,112	3,765,191
Torchmark Corp	11,567	753,474
U.S. Bancorp	231,523	8,369,556
Unum Group	33,390	980,664
Ventas Inc REIT	36,689	2,548,418
Vornado Realty Trust REIT	21,286	1,763,545
Wells Fargo & Co	616,585	25,446,463
Weyerhaeuser Co REIT	72,194	2,056,807
XL Group PLC (Ireland)	36,242	1,098,857
Zions Bancorp	23,040	665,395

		298,429,682

Health Care - 12.5%

Abbott Laboratories	195,122	6,805,855
AbbVie Inc	198,238	8,195,159
Actavis Inc *	15,986	2,017,753
Aetna Inc	47,339	3,007,920
Agilent Technologies Inc	43,106	1,843,213
Alexion Pharmaceuticals Inc *	24,421	2,252,593
Allergan Inc	37,096	3,124,967
AmerisourceBergen Corp	28,893	1,613,096
Amgen Inc	93,877	9,261,905
Baxter International Inc	67,833	4,698,792
Becton Dickinson & Co	24,310	2,402,557
Biogen Idec Inc *	29,712	6,394,022
Boston Scientific Corp *	168,807	1,564,841
Bristol-Myers Squibb Co	205,603	9,188,398
C.R. Bard Inc	9,363	1,017,571
Cardinal Health Inc	42,775	2,018,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
CareFusion Corp *	27,497	$1,013,264
Celgene Corp *	52,210	6,103,871
Cerner Corp *	18,281	1,756,621
CIGNA Corp	35,707	2,588,400
Covidien PLC (Ireland)	58,884	3,700,271
DaVita HealthCare Partners Inc *	10,590	1,279,272
DENTSPLY International Inc	17,919	733,962
Edwards Lifesciences Corp *	14,130	949,536
Eli Lilly & Co	124,088	6,095,203
Express Scripts Holding Co *	102,179	6,303,423
Forest Laboratories Inc *	29,359	1,203,719
Gilead Sciences Inc *	190,933	9,777,679
Hospira Inc *	20,697	792,902
Humana Inc	19,708	1,662,961
Intuitive Surgical Inc *	5,026	2,546,071
Johnson & Johnson	351,615	30,189,664
Laboratory Corp of America Holdings *	11,631	1,164,263
Life Technologies Corp *	21,559	1,595,582
McKesson Corp	28,361	3,247,335
Medtronic Inc	126,591	6,515,639
Merck & Co Inc	377,987	17,557,496
Mylan Inc *	47,683	1,479,603
Patterson Cos Inc	10,441	392,582
PerkinElmer Inc	13,991	454,708
Perrigo Co	11,060	1,338,260
Pfizer Inc	835,328	23,397,537
Quest Diagnostics Inc	19,771	1,198,716
Regeneron Pharmaceuticals Inc *	9,558	2,149,403
St. Jude Medical Inc	35,457	1,617,903
Stryker Corp	35,957	2,325,699
Tenet Healthcare Corp *	12,941	596,580
Thermo Fisher Scientific Inc	44,923	3,801,834
UnitedHealth Group Inc	127,676	8,360,224
Varian Medical Systems Inc *	13,563	914,824
Waters Corp *	10,720	1,072,536
WellPoint Inc	37,591	3,076,447
Zimmer Holdings Inc	21,067	1,578,761
Zoetis Inc	62,719	1,937,390

		227,877,763

Industrials - 10.0%

3M Co	79,482	8,691,357
Avery Dennison Corp	12,449	532,319
C.H. Robinson Worldwide Inc	20,086	1,131,043
Caterpillar Inc	82,297	6,788,679
Cintas Corp	13,021	592,976
CSX Corp	127,901	2,966,024
Cummins Inc	22,083	2,395,122
Danaher Corp	72,829	4,610,076
Deere & Co	48,568	3,946,150
Dover Corp	21,410	1,662,701
Eaton Corp PLC (Ireland)	59,213	3,896,808
Emerson Electric Co	89,976	4,907,291
Equifax Inc	15,086	889,018
Expeditors International of Washington Inc	25,845	982,368
Fastenal Co	33,779	1,548,767
FedEx Corp	36,882	3,635,828
Flowserve Corp	17,886	966,023
Fluor Corp	20,377	1,208,560
General Dynamics Corp	41,551	3,254,690
General Electric Co	1,294,369	30,016,417
Honeywell International Inc	98,482	7,813,562
Illinois Tool Works Inc	51,865	3,587,502
Ingersoll-Rand PLC (Ireland)	34,784	1,931,208
Iron Mountain Inc	20,978	558,225
Jacobs Engineering Group Inc *	16,361	901,982
Joy Global Inc	13,288	644,867
Kansas City Southern	13,786	1,460,765
L-3 Communications Holdings Inc	11,258	965,261
Lockheed Martin Corp	33,284	3,609,983

	Shares	Value
Masco Corp	44,637	$869,975
Norfolk Southern Corp	39,434	2,864,880
Northrop Grumman Corp	29,430	2,436,804
PACCAR Inc	44,266	2,375,314
Pall Corp	13,956	927,097
Parker Hannifin Corp	18,676	1,781,690
Pentair Ltd (Switzerland)	25,563	1,474,729
Pitney Bowes Inc	25,130	368,908
Precision Castparts Corp	18,315	4,139,373
Quanta Services Inc *	26,629	704,603
Raytheon Co	40,625	2,686,125
Republic Services Inc	37,129	1,260,158
Robert Half International Inc	17,447	579,764
Rockwell Automation Inc	17,474	1,452,788
Rockwell Collins Inc	16,972	1,076,194
Roper Industries Inc	12,390	1,539,086
Ryder System Inc	6,488	394,405
Snap-on Inc	7,287	651,312
Southwest Airlines Co	90,367	1,164,831
Stanley Black & Decker Inc	20,260	1,566,098
Stericycle Inc *	10,794	1,191,981
Textron Inc	34,755	905,368
The ADT Corp *	27,370	1,090,694
The Boeing Co	85,469	8,755,444
The Dun & Bradstreet Corp	4,993	486,568
Tyco International Ltd (Switzerland)	58,063	1,913,176
Union Pacific Corp	58,428	9,014,272
United Parcel Service Inc ‘B’	88,935	7,691,099
United Technologies Corp	105,866	9,839,186
W.W. Grainger Inc	7,484	1,887,315
Waste Management Inc	54,938	2,215,650
Xylem Inc	23,168	624,146

		182,024,605

Information Technology - 17.5%

Accenture PLC ‘A’ (Ireland)	81,369	5,855,313
Adobe Systems Inc *	62,818	2,861,988
Advanced Micro Devices Inc *	75,854	309,484
Akamai Technologies Inc *	22,228	945,801
Altera Corp	40,054	1,321,381
Amphenol Corp ‘A’	19,998	1,558,644
Analog Devices Inc	38,561	1,737,559
Apple Inc	117,500	46,539,400
Applied Materials Inc	150,373	2,242,061
Autodesk Inc *	28,120	954,393
Automatic Data Processing Inc	60,731	4,181,937
BMC Software Inc *	16,566	747,789
Broadcom Corp ‘A’	65,740	2,219,382
CA Inc	41,438	1,186,370
Cisco Systems Inc	668,987	16,263,074
Citrix Systems Inc *	23,413	1,412,506
Cognizant Technology Solutions Corp ‘A’ *	37,746	2,363,277
Computer Sciences Corp	18,790	822,438
Corning Inc	184,605	2,626,929
Dell Inc	183,674	2,452,048
eBay Inc *	146,201	7,561,516
Electronic Arts Inc *	37,852	869,460
EMC Corp	262,959	6,211,092
F5 Networks Inc *	9,854	677,955
Fidelity National Information Services Inc	36,676	1,571,200
First Solar Inc *	8,300	371,259
Fiserv Inc *	16,662	1,456,425
FLIR Systems Inc	17,734	478,286
Google Inc ‘A’ *	33,639	29,614,766
Harris Corp	13,703	674,873
Hewlett-Packard Co	241,391	5,986,497
Intel Corp	622,251	15,070,919
International Business Machines Corp	130,470	24,934,122
Intuit Inc	34,927	2,131,595
Jabil Circuit Inc	23,049	469,739

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
JDS Uniphase Corp *	29,559	$425,058
Juniper Networks Inc *	63,336	1,223,018
KLA-Tencor Corp	20,753	1,156,565
Lam Research Corp *	20,353	902,452
Linear Technology Corp	29,180	1,074,991
LSI Corp *	68,693	490,468
MasterCard Inc ‘A’	13,087	7,518,482
Microchip Technology Inc	24,659	918,548
Micron Technology Inc *	128,899	1,847,123
Microsoft Corp	940,849	32,487,516
Molex Inc	17,327	508,374
Motorola Solutions Inc	33,994	1,962,474
NetApp Inc *	45,102	1,703,954
NVIDIA Corp	72,296	1,014,313
Oracle Corp	459,936	14,129,234
Paychex Inc	40,524	1,479,936
QUALCOMM Inc	216,283	13,210,566
Red Hat Inc *	23,719	1,134,243
SAIC Inc	35,534	494,989
salesforce.com inc *	67,923	2,593,300
SanDisk Corp *	30,448	1,860,373
Seagate Technology PLC (Ireland)	39,930	1,790,062
Symantec Corp	87,175	1,958,822
TE Connectivity Ltd (Switzerland)	51,988	2,367,534
Teradata Corp *	20,440	1,026,701
Teradyne Inc *	23,791	418,008
Texas Instruments Inc	138,826	4,840,863
The Western Union Co	69,698	1,192,533
Total System Services Inc	20,103	492,121
VeriSign Inc *	18,855	842,064
Visa Inc ‘A’	63,439	11,593,477
Western Digital Corp	26,620	1,652,836
Xerox Corp	153,634	1,393,460
Xilinx Inc	33,013	1,307,645
Yahoo! Inc *	119,235	2,993,991

		318,687,572

Materials - 3.2%

Air Products & Chemicals Inc	26,072	2,387,413
Airgas Inc	8,243	786,877
Alcoa Inc	133,780	1,046,159
Allegheny Technologies Inc	13,487	354,843
Ball Corp	18,606	772,893
Bemis Co Inc	12,862	503,419
CF Industries Holdings Inc	7,418	1,272,187
Cliffs Natural Resources Inc	19,121	310,716
E.I. du Pont de Nemours & Co	115,213	6,048,682
Eastman Chemical Co	19,396	1,357,914
Ecolab Inc	33,342	2,840,405
FMC Corp	17,030	1,039,852
Freeport-McMoRan Copper & Gold Inc	129,940	3,587,643
International Flavors & Fragrances Inc	10,192	766,031
International Paper Co	55,671	2,466,782
LyondellBasell Industries NV ‘A’ (Netherlands)	47,538	3,149,868
MeadWestvaco Corp	22,131	754,888
Monsanto Co	66,821	6,601,915
Newmont Mining Corp	62,218	1,863,429
Nucor Corp	39,765	1,722,620
Owens-Illinois Inc *	20,566	571,529
PPG Industries Inc	17,852	2,613,711
Praxair Inc	37,017	4,262,878
Sealed Air Corp	24,485	586,416
Sigma-Aldrich Corp	15,055	1,209,820
The Dow Chemical Co	151,398	4,870,474
The Mosaic Co	34,630	1,863,440
The Sherwin-Williams Co	10,715	1,892,269
United States Steel Corp	17,905	313,875
Vulcan Materials Co	16,253	786,808

		58,605,756

	Shares	Value
Telecommunication Services - 2.8%

AT&T Inc	673,460	$23,840,484
CenturyLink Inc	76,221	2,694,412
Crown Castle International Corp *	36,689	2,655,917
Frontier Communications Corp	124,718	505,108
Sprint Nextel Corp *	377,699	2,651,447
Verizon Communications Inc	358,147	18,029,120
Windstream Corp	74,115	571,427

		50,947,915

Utilities - 3.3%

AGL Resources Inc	14,778	633,385
Ameren Corp	30,352	1,045,323
American Electric Power Co Inc	60,828	2,723,878
CenterPoint Energy Inc	53,614	1,259,393
CMS Energy Corp	33,239	903,104
Consolidated Edison Inc	36,653	2,137,236
Dominion Resources Inc	72,302	4,108,200
DTE Energy Co	21,765	1,458,473
Duke Energy Corp	88,335	5,962,612
Edison International	40,771	1,963,531
Entergy Corp	22,295	1,553,516
Exelon Corp	107,114	3,307,680
FirstEnergy Corp	52,334	1,954,152
Integrys Energy Group Inc	9,893	579,037
NextEra Energy Inc	53,148	4,330,499
NiSource Inc	39,036	1,117,991
Northeast Utilities	39,368	1,654,243
NRG Energy Inc	40,343	1,077,158
ONEOK Inc	25,784	1,065,137
Pepco Holdings Inc	31,083	626,633
PG&E Corp	55,337	2,530,561
Pinnacle West Capital Corp	13,750	762,713
PPL Corp	74,127	2,243,083
Public Service Enterprise Group Inc	63,317	2,067,933
SCANA Corp	17,448	856,697
Sempra Energy	28,208	2,306,286
Southern Co	108,941	4,807,566
TECO Energy Inc	25,553	439,256
The AES Corp	77,506	929,297
Wisconsin Energy Corp	28,615	1,172,929
Xcel Energy Inc	62,221	1,763,343

		59,340,845

Total Common Stocks (Cost $1,080,021,325)		1,790,880,036

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $27,414,606; collateralized by Freddie Mac: 1.600% - 1.650% due 11/15/19 - 01/09/20 and value $27,967,019)	$27,414,583	27,414,583

Total Short-Term Investment (Cost $27,414,583)		27,414,583

TOTAL INVESTMENTS - 99.9% (Cost $1,107,435,908)		1,818,294,619

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,348,112

NET ASSETS - 100.0%		$1,820,642,731

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Information Technology	17.5%
Financials	16.4%
Health Care	12.5%
Consumer Discretionary	12.0%
Energy	10.4%
Consumer Staples	10.3%
Industrials	10.0%
Utilities	3.3%
Materials	3.2%
Others (each less than 3.0%)	4.3%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2013, $1,670,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation
S&P 500 E-Mini (09/13)	GSC	384	$30,540,340	$166,220

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,790,880,036	$1,790,880,036	$-	$-
	Short-Term Investment	27,414,583	-	27,414,583	-
	Derivatives:
	Equity Contracts
	Futures	166,220	166,220	-	-

	Total	$1,818,460,839	$1,791,046,256	$27,414,583	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer Discretionary - 0.0%

Federal-Mogul Corp Exp. 07/09/13 *	13,008	$2,211

Total Rights (Cost $0)		2,211

COMMON STOCKS - 98.1%

Consumer Discretionary - 16.9%

1-800-FLOWERS.COM Inc ‘A’ *	4,505	27,886
A.H. Belo Corp ‘A’	12,421	85,208
America’s Car-Mart Inc *	1,264	54,655
American Apparel Inc *	39,115	75,101
American Axle & Manufacturing Holdings Inc *	14,240	265,291
American Greetings Corp ‘A’	20,660	376,425
Ameristar Casinos Inc	3,012	79,185
Asbury Automotive Group Inc *	2,528	101,373
Ascent Capital Group Inc ‘A’ *	8,441	658,989
Autoliv Inc	108,000	8,358,120
Barnes & Noble Inc *	25,883	413,093
Bassett Furniture Industries Inc	7,514	116,692
Beasley Broadcasting Group Inc ‘A’	2,603	21,813
Beazer Homes USA Inc *	7,639	133,835
bebe stores Inc	23,864	133,877
Belo Corp ‘A’	47,754	666,168
Biglari Holdings Inc *	822	337,349
Black Diamond Inc *	15,410	144,854
Bob Evans Farms Inc	17,035	800,304
Body Central Corp *	11,279	150,236
Bravo Brio Restaurant Group Inc *	908	16,181
Bridgepoint Education Inc *	12,537	152,701
Brown Shoe Co Inc	321,422	6,920,216
Brunswick Corp	171,655	5,484,377
Caesars Entertainment Corp *	2,813	38,538
Callaway Golf Co	48,585	319,689
Career Education Corp *	37,715	109,374
Carmike Cinemas Inc *	8,808	170,523
Carrols Restaurant Group Inc *	15,885	102,617
Cavco Industries Inc *	457	23,056
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	52,249	172,944
Citi Trends Inc *	10,005	145,373
Columbia Sportswear Co	8,819	552,510
Cooper Tire & Rubber Co	38,347	1,271,970
Core-Mark Holding Co Inc	6,794	431,419
Corinthian Colleges Inc *	54,460	121,990
Crocs Inc *	8,190	135,135
Crown Media Holdings Inc ‘A’ *	18,185	44,917
CSS Industries Inc	5,913	147,411
Culp Inc	882	15,338
Cumulus Media Inc ‘A’ *	12,101	41,022
Daily Journal Corp *	635	71,755
Dana Holding Corp	92,471	1,780,991
Del Frisco’s Restaurant Group Inc *	4,047	86,646
Denny’s Corp *	14,498	81,479
Destination Maternity Corp	1,101	27,085
Destination XL Group Inc *	29,046	184,152
Dex Media Inc *	11,730	206,096
Digital Generation Inc *	16,809	123,882
DineEquity Inc	5,381	370,589
Drew Industries Inc	90,800	3,570,256
Einstein Noah Restaurant Group Inc	455	6,461
Entercom Communications Corp ‘A’ *	16,512	155,873
Ethan Allen Interiors Inc	2,385	68,688
Federal-Mogul Corp *	12,796	130,647

	Shares	Value
Fifth & Pacific Cos Inc *	82,318	$1,838,984
Flexsteel Industries Inc	3,228	78,699
Fred’s Inc ‘A’	25,273	391,479
Fuel Systems Solutions Inc *	9,595	171,655
G-III Apparel Group Ltd *	2,826	135,987
GameStop Corp ‘A’	189,800	7,977,294
Genesco Inc *	4,607	308,623
Gentex Corp	310,000	7,145,500
Global Sources Ltd * (Bermuda)	11,205	75,186
Gordmans Stores Inc *	4,541	61,803
Gray Television Inc *	31,986	230,299
Group 1 Automotive Inc	169,942	10,932,369
Harman International Industries Inc	111,000	6,016,200
Harte-Hanks Inc	29,841	256,633
Haverty Furniture Cos Inc	10,475	241,030
Helen of Troy Ltd * (Bermuda)	21,880	839,536
hhgregg Inc *	8,816	140,792
Hillenbrand Inc	194,800	4,618,708
Hooker Furniture Corp	7,406	120,422
Hovnanian Enterprises Inc ‘A’ *	23,213	130,225
Iconix Brand Group Inc *	20,917	615,169
International Speedway Corp ‘A’	19,099	601,046
Isle of Capri Casinos Inc *	14,350	107,625
Jack in the Box Inc *	6,146	241,476
JAKKS Pacific Inc	13,427	151,054
Johnson Outdoors Inc ‘A’ *	3,499	87,125
Jos. A. Bank Clothiers Inc *	109,786	4,536,358
Journal Communications Inc ‘A’ *	30,114	225,554
JTH Holding Inc ‘A’ *	289	4,696
Kirkland’s Inc *	2,964	51,129
La-Z-Boy Inc	416,550	8,443,468
LeapFrog Enterprises Inc *	43,650	429,516
Life Time Fitness Inc *	13,955	699,285
Lifetime Brands Inc	6,943	94,286
LIN TV Corp ‘A’ *	7,536	115,301
Lincoln Educational Services Corp	11,956	63,008
Live Nation Entertainment Inc *	96,625	1,497,687
Luby’s Inc *	13,917	117,599
M.D.C. Holdings Inc	83,085	2,701,093
M/I Homes Inc *	12,011	275,773
Mac-Gray Corp	7,222	102,552
Maidenform Brands Inc *	267,217	4,630,871
Marcus Corp	12,706	161,620
MarineMax Inc *	15,989	181,155
Marriott Vacations Worldwide Corp *	19,957	862,941
Martha Stewart Living Omnimedia Inc ‘A’ *	19,766	47,636
Matthews International Corp ‘A’	10,586	399,092
MDC Partners Inc ‘A’ (Canada)	11,424	206,089
Media General Inc ‘A’ *	13,217	145,784
Meredith Corp	24,533	1,170,224
Meritage Homes Corp *	4,398	190,697
Modine Manufacturing Co *	32,389	352,392
Monarch Casino & Resort Inc *	2,904	48,961
Morgans Hotel Group Co *	10,655	85,879
Movado Group Inc	11,447	387,252
NACCO Industries Inc ‘A’	3,429	196,413
National CineMedia Inc	27,347	461,891
New York & Co Inc *	8,060	51,181
Office Depot Inc *	127,105	491,896
OfficeMax Inc	59,718	610,915
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	65,926	801,660
Pacific Sunwear of California Inc *	3,635	13,268
Penske Automotive Group Inc	22,467	686,142
Perry Ellis International Inc	8,423	171,071
Pinnacle Entertainment Inc *	3,101	60,997
Quiksilver Inc *	24,836	159,944
RadioShack Corp *	68,310	215,860
Reading International Inc ‘A’ *	11,753	74,749
Red Robin Gourmet Burgers Inc *	1,269	70,023
Regis Corp	341,652	5,609,926

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Remy International Inc	9,400	$174,558
Rent-A-Center Inc	39,729	1,491,824
Rentrak Corp *	684	13,728
RG Barry Corp	5,995	97,359
Ruby Tuesday Inc *	42,022	387,863
Saga Communications Inc ‘A’	2,436	111,837
Saks Inc *	71,790	979,216
Salem Communications Corp ‘A’	6,900	51,681
Scholastic Corp	18,105	530,295
Scientific Games Corp ‘A’ *	8,642	97,223
Sears Hometown & Outlet Stores Inc *	2,108	92,162
Select Comfort Corp *	2,298	57,588
Shiloh Industries Inc	4,074	42,533
Shoe Carnival Inc	10,281	246,847
Skechers U.S.A. Inc ‘A’ *	26,514	636,601
Skullcandy Inc *	12,320	67,267
Sonic Automotive Inc ‘A’	19,980	422,377
Sonic Corp *	7,844	114,209
Spartan Motors Inc	23,420	143,330
Speedway Motorsports Inc	7,955	138,417
Stage Stores Inc	22,461	527,834
Standard Motor Products Inc	3,960	135,986
Standard Pacific Corp *	101,696	847,128
Stein Mart Inc	9,180	125,307
Steiner Leisure Ltd * (Bahamas)	6,770	357,862
Steinway Musical Instruments Inc *	4,771	145,182
Stewart Enterprises Inc ‘A’	4,927	64,494
Stoneridge Inc *	3,332	38,784
Superior Industries International Inc	15,925	274,069
Systemax Inc	7,314	68,825
The Bon-Ton Stores Inc	779	14,061
The Cato Corp ‘A’	139,985	3,494,026
The Children’s Place Retail Store Inc *	10,461	573,263
The E.W. Scripps Co ‘A’ *	21,372	332,976
The Finish Line Inc ‘A’	22,263	486,669
The Jones Group Inc	55,063	757,116
The McClatchy Co ‘A’ *	9,463	21,576
The Men’s Wearhouse Inc	275,119	10,413,254
The New York Times Co ‘A’ *	88,758	981,663
The Pep Boys-Manny Moe & Jack *	371,443	4,301,310
Thor Industries Inc	292,000	14,360,560
Tilly’s Inc ‘A’ *	505	8,080
Town Sports International Holdings Inc	16,078	173,160
Trans World Entertainment Corp	6,597	32,061
TRI Pointe Homes Inc *	9,672	160,362
True Religion Apparel Inc	1,449	45,875
Tuesday Morning Corp *	29,376	304,629
Unifi Inc *	10,188	210,586
Universal Electronics Inc *	9,336	262,622
Universal Technical Institute Inc	14,231	147,006
Valassis Communications Inc	26,604	654,192
Valuevision Media Inc ‘A’ *	3,414	17,446
VOXX International Corp *	12,708	155,927
West Marine Inc *	11,400	125,400
Weyco Group Inc	4,146	104,479
Winnebago Industries Inc *	141,100	2,961,689
WMS Industries Inc *	37,660	960,707
World Wrestling Entertainment Inc ‘A’	17,351	178,889
Zagg Inc *	21,123	113,008
Zale Corp *	22,209	202,102

		168,738,188

Consumer Staples - 1.3%

Alico Inc	361	14,480
Alliance One International Inc *	59,953	227,821
Boulder Brands Inc *	2,605	31,390
Cal-Maine Foods Inc	1,502	69,858
Central Garden & Pet Co ‘A’ *	25,071	172,990
Chiquita Brands International Inc *	31,870	348,020
Craft Brew Alliance Inc *	4,353	35,869

	Shares	Value
Darling International Inc *	59,419	$1,108,758
Diamond Foods Inc *	15,268	316,811
Dole Food Co Inc *	35,238	449,284
Elizabeth Arden Inc *	2,672	120,427
Fairway Group Holdings Corp *	6,276	151,691
Fresh Del Monte Produce Inc (Cayman)	26,095	727,529
Griffin Land & Nurseries Inc	1,855	52,905
Harbinger Group Inc *	22,889	172,583
Harris Teeter Supermarkets Inc	30,072	1,409,174
Ingles Markets Inc ‘A’	8,604	217,251
Inter Parfums Inc	3,383	96,483
John B Sanfilippo & Son Inc	5,564	112,170
Nash Finch Co	8,386	184,576
Nature’s Sunshine Products Inc	7,254	118,603
Nutraceutical International Corp	5,979	122,211
Oil-Dri Corp of America	2,648	72,740
Omega Protein Corp *	12,847	115,366
Orchids Paper Products Co	628	16,485
Post Holdings Inc *	22,351	975,845
Revlon Inc ‘A’ *	5,340	117,800
Rite Aid Corp *	197,510	564,879
Roundy’s Inc	17,181	143,118
Seaboard Corp	186	503,688
Seneca Foods Corp ‘A’ *	5,663	173,741
Snyder’s-Lance Inc	27,570	783,264
Spartan Stores Inc	15,004	276,674
SUPERVALU Inc *	36,055	224,262
Synutra International Inc *	930	4,734
The Andersons Inc	12,832	682,534
The Pantry Inc *	15,013	182,858
Tootsie Roll Industries Inc	976	31,017
TreeHouse Foods Inc *	8,647	566,724
Universal Corp	15,998	925,484
Vector Group Ltd	10,639	172,565
Village Super Market Inc ‘A’	1,736	57,444
Weis Markets Inc	7,581	341,676

		13,193,782

Energy - 9.5%

Adams Resources & Energy Inc	1,393	95,964
Alon USA Energy Inc	15,845	229,119
Alpha Natural Resources Inc *	151,413	793,404
Apco Oil and Gas International Inc * (Cayman)	5,039	58,100
Approach Resources Inc *	10,485	257,616
Arch Coal Inc	145,794	551,101
Atwood Oceanics Inc *	150,000	7,807,500
Basic Energy Services Inc *	20,712	250,408
Berry Petroleum Co ‘A’	24,555	1,039,168
Bill Barrett Corp *	23,885	482,955
Bolt Technology Corp	5,955	101,711
BPZ Resources Inc *	80,134	143,440
Bristow Group Inc	181,820	11,876,482
C&J Energy Services Inc *	30,911	598,746
Cal Dive International Inc *	67,510	126,919
Callon Petroleum Co *	27,605	93,029
CARBO Ceramics Inc	7,686	518,267
Carrizo Oil & Gas Inc *	4,001	113,348
Clayton Williams Energy Inc *	4,021	174,914
Cloud Peak Energy Inc *	41,887	690,298
Comstock Resources Inc	33,148	521,418
Contango Oil & Gas Co	7,165	241,819
Crimson Exploration Inc *	14,930	42,103
Crosstex Energy Inc	2,792	55,170
Dawson Geophysical Co *	5,535	204,020
Delek US Holdings Inc	8,872	255,336
Emerald Oil Inc *	25,080	172,049
Endeavour International Corp *	31,865	122,362
Energen Corp	95,000	4,964,700
Energy XXI Ltd (Bermuda)	54,442	1,207,524
EPL Oil & Gas Inc *	13,926	408,867

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Equal Energy Ltd (Canada)	23,677	$99,680
Era Group Inc *	13,723	358,856
EXCO Resources Inc	45,194	345,282
Exterran Holdings Inc *	39,600	1,113,552
Forest Oil Corp *	71,669	293,126
Forum Energy Technologies Inc *	13,432	408,736
Frontline Ltd * (Bermuda)	35,355	62,578
GasLog Ltd (Bermuda)	17,268	221,030
Global Geophysical Services Inc *	14,027	66,207
Green Plains Renewable Energy Inc *	17,345	231,035
Gulf Island Fabrication Inc	9,937	190,294
Gulfmark Offshore Inc ‘A’	18,309	825,553
Halcon Resources Corp *	141,969	804,964
Hallador Energy Co	5,719	46,038
Helix Energy Solutions Group Inc *	377,740	8,703,130
Hercules Offshore Inc *	109,511	770,957
Hornbeck Offshore Services Inc *	23,285	1,245,748
ION Geophysical Corp *	71,257	428,967
Key Energy Services Inc *	104,692	622,917
Knightsbridge Tankers Ltd (Bermuda)	16,946	124,723
L&L Energy Inc *	20,352	72,860
Magnum Hunter Resources Corp *	80,960	295,504
Matador Resources Co *	33,745	404,265
Matrix Service Co *	14,967	233,186
Midstates Petroleum Co Inc *	22,640	122,482
Miller Energy Resources Inc *	21,486	85,944
Mitcham Industries Inc *	8,707	146,103
Natural Gas Services Group Inc *	8,542	200,652
Newpark Resources Inc *	11,836	130,078
Nordic American Tankers Ltd (Bermuda)	45,299	342,913
Northern Oil & Gas Inc *	43,656	582,371
Nuverra Environmental Solutions Inc *	92,830	269,207
Oil States International Inc *	90,000	8,337,600
Panhandle Oil & Gas Inc ‘A’	239	6,812
Parker Drilling Co *	81,794	407,334
PDC Energy Inc *	20,828	1,072,225
Penn Virginia Corp *	37,908	178,168
PetroQuest Energy Inc *	3,472	13,749
PHI Inc *	8,145	279,374
Pioneer Energy Services Corp *	42,513	281,436
Quicksilver Resources Inc *	71,908	120,805
Renewable Energy Group Inc *	11,496	163,588
Resolute Energy Corp *	46,363	369,977
REX American Resources Corp *	3,438	98,911
Rowan Cos PLC ‘A’ * (United Kingdom)	240,000	8,176,800
Sanchez Energy Corp *	18,205	417,987
Scorpio Tankers Inc	111,387	1,000,255
SEACOR Holdings Inc	12,577	1,044,520
SemGroup Corp ‘A’	2,071	111,544
Ship Finance International Ltd (Bermuda)	35,115	521,107
Stone Energy Corp *	34,335	756,400
Swift Energy Co *	29,777	357,026
Teekay Tankers Ltd ‘A’	43,011	113,119
Tesco Corp * (Canada)	20,906	277,005
TETRA Technologies Inc *	53,753	551,506
TGC Industries Inc	837	6,880
Tidewater Inc	165,000	9,400,050
Triangle Petroleum Corp *	26,103	182,982
Unit Corp *	111,000	4,726,380
Ur-Energy Inc * (Canada)	65,529	89,119
Vaalco Energy Inc *	19,525	111,683
Vantage Drilling Co * (Cayman)	137,298	280,088
W&T Offshore Inc	23,913	341,717
Warren Resources Inc *	49,739	126,834
Western Refining Inc	16,225	455,436
Westmoreland Coal Co *	7,967	89,469
Willbros Group Inc *	27,386	168,150
ZaZa Energy Corp *	14,443	17,332

		94,700,163

	Shares	Value
Financials - 25.8%

1st Source Corp	10,448	$248,244
1st United Bancorp Inc	20,797	139,756
Acadia Realty Trust REIT	30,872	762,230
Access National Corp	5,268	68,379
AG Mortgage Investment Trust Inc REIT	19,416	365,215
Agree Realty Corp REIT	9,202	271,643
Alexander & Baldwin Inc *	29,401	1,168,690
Altisource Residential Corp *	17,100	285,399
Ambac Financial Group Inc *	24,500	583,835
American Assets Trust Inc REIT	23,152	714,471
American Capital Mortgage Investment Corp REIT	40,937	735,638
American Equity Investment Life Holding Co	40,772	640,120
American National Bankshares Inc	5,516	128,192
American Realty Capital Properties Inc REIT	87,938	1,341,934
American Residential Properties Inc REIT *	9,400	161,680
American Safety Insurance Holdings Ltd * (Bermuda)	6,116	177,058
Ameris Bancorp *	16,460	277,351
AMERISAFE Inc	12,753	413,070
Ames National Corp	6,386	145,345
AmREIT Inc	11,025	213,224
AmTrust Financial Services Inc	3,958	141,301
Anworth Mortgage Asset Corp REIT	100,529	562,962
Apollo Commercial Real Estate Finance Inc REIT	25,539	405,559
Apollo Investment Corp	154,296	1,194,251
Apollo Residential Mortgage Inc REIT	21,987	362,346
Ares Commercial Real Estate Corp REIT	5,053	64,729
Argo Group International Holdings Ltd (Bermuda)	12,664	536,827
Arlington Asset Investment Corp ‘A’	9,839	263,095
Armada Hoffler Properties Inc REIT	12,919	152,186
ARMOUR Residential REIT Inc	257,750	1,214,002
Arrow Financial Corp	7,231	178,967
Arthur J. Gallagher & Co	77,100	3,368,499
Ashford Hospitality Trust Inc REIT	36,194	414,421
Aspen Insurance Holdings Ltd (Bermuda)	152,880	5,670,319
Associated Estates Realty Corp REIT	19,102	307,160
Assurant Inc	18,800	957,108
Astoria Financial Corp	60,598	653,246
AV Homes Inc *	6,546	116,061
Aviv REIT Inc	7,121	180,090
Baldwin & Lyons Inc ‘B’	6,644	161,316
BancFirst Corp	4,901	228,142
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	20,128	450,666
BancorpSouth Inc	65,488	1,159,138
Bank Mutual Corp	32,495	183,272
Bank of Kentucky Financial Corp	4,246	120,756
Bank of Marin Bancorp	3,792	151,680
Bank of the Ozarks Inc	6,191	268,256
BankFinancial Corp	14,839	126,132
Banner Corp	13,412	453,191
Bar Harbor Bankshares	2,705	98,868
BBCN Bancorp Inc	54,360	772,999
BBX Capital Corp ‘A’ *	4,798	61,942
Beneficial Mutual Bancorp Inc *	21,655	181,902
Berkshire Hills Bancorp Inc	17,282	479,748
BlackRock Kelso Capital Corp	50,653	474,112
BNC Bancorp	11,937	136,321
Boston Private Financial Holdings Inc	54,836	583,455
Bridge Bancorp Inc	6,215	139,838
Bridge Capital Holdings *	6,549	103,867
Brookline Bancorp Inc	48,258	418,879
Bryn Mawr Bank Corp	9,281	222,094
C&F Financial Corp	2,272	126,619
Calamos Asset Management Inc ‘A’	13,674	143,577

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
California First National Bancorp	1,565	$25,823
Camden National Corp	5,307	188,239
Campus Crest Communities Inc REIT	44,294	511,153
Capital Bank Financial Corp ‘A’ *	16,956	321,994
Capital City Bank Group Inc *	8,500	98,005
Capital Southwest Corp	2,292	315,906
Capitol Federal Financial Inc	101,558	1,232,914
CapLease Inc REIT	61,288	517,271
Capstead Mortgage Corp REIT	66,793	808,195
Cardinal Financial Corp	20,850	305,244
Cascade Bancorp *	4,307	26,746
Cash America International Inc	19,583	890,243
Cathay General Bancorp	54,270	1,104,394
Cedar Realty Trust Inc REIT	41,323	214,053
Center Bancorp Inc	8,384	106,393
Centerstate Banks Inc	20,971	182,028
Central Pacific Financial Corp *	15,080	271,440
Century Bancorp Inc ‘A’	2,362	82,670
Chambers Street Properties REIT	170,551	1,705,510
Charter Financial Corp	15,484	156,079
Chatham Lodging Trust REIT	12,143	208,617
Chemical Financial Corp	196,738	5,113,221
Chemung Financial Corp	2,219	74,314
Chesapeake Lodging Trust REIT	33,458	695,592
CIFC Corp *	4,617	34,858
Citizens & Northern Corp	8,573	165,630
Citizens Inc *	29,577	176,870
City Holding Co	10,847	422,491
Clifton Savings Bancorp Inc	5,692	67,450
CNB Financial Corp	8,685	147,124
CNO Financial Group Inc	152,431	1,975,506
CoBiz Financial Inc	24,495	203,309
Colonial Properties Trust REIT	61,035	1,472,164
Colony Financial Inc REIT	44,527	885,642
Columbia Banking System Inc	35,173	837,469
Community Bank System Inc	27,585	850,997
Community Trust Bancorp Inc	9,720	346,226
ConnectOne Bancorp Inc *	1,234	37,933
Consolidated-Tomoka Land Co	3,932	150,045
Consumer Portfolio Services Inc *	4,889	35,885
Cousins Properties Inc REIT	73,747	744,845
Cowen Group Inc ‘A’ *	66,717	193,479
Crawford & Co ‘B’	12,142	68,238
Crescent Financial Bancshares Inc *	7,844	34,357
CU Bancorp *	6,260	98,908
CubeSmart REIT	91,795	1,466,884
Customers Bancorp Inc *	13,700	222,625
CVB Financial Corp	63,299	744,396
CyrusOne Inc REIT	13,112	271,943
CYS Investments Inc REIT	120,523	1,110,017
DCT Industrial Trust Inc REIT	200,097	1,430,694
DFC Global Corp *	27,749	383,214
DiamondRock Hospitality Co REIT	134,542	1,253,931
Dime Community Bancshares Inc	21,780	333,670
Donegal Group Inc ‘A’	5,518	77,086
Doral Financial Corp *	90,250	74,908
DuPont Fabros Technology Inc REIT	24,365	588,415
Dynex Capital Inc REIT	36,731	374,289
Eagle Bancorp Inc *	15,331	343,110
Eastern Insurance Holdings Inc	4,022	75,413
EastGroup Properties Inc REIT	1,442	81,141
Education Realty Trust Inc REIT	78,644	804,528
Ellington Residential Mortgage REIT	4,418	78,861
EMC Insurance Group Inc	3,385	88,890
Encore Capital Group Inc *	3,584	118,666
Enstar Group Ltd * (Bermuda)	4,274	568,357
Enterprise Bancorp Inc	4,907	90,730
Enterprise Financial Services Corp	12,485	199,261
EPR Properties REIT	32,392	1,628,346
Equity One Inc REIT	41,509	939,349

	Shares	Value
ESB Financial Corp	8,731	$105,907
ESSA Bancorp Inc	6,472	70,933
EverBank Financial Corp	54,909	909,293
Excel Trust Inc REIT	32,897	421,411
Ezcorp Inc ‘A’ *	34,950	589,956
F.N.B. Corp	99,799	1,205,572
Farmers Capital Bank Corp *	4,981	108,038
FBL Financial Group Inc ‘A’	6,154	267,761
FBR & Co *	6,043	152,646
Federal Agricultural Mortgage Corp ‘C’	7,060	203,893
FelCor Lodging Trust Inc REIT *	84,903	501,777
Fidelity Southern Corp *	7,108	87,926
Fidus Investment Corp	9,333	174,620
Fifth Street Finance Corp	82,923	866,545
Financial Institutions Inc	9,583	176,423
First American Financial Corp	74,354	1,638,762
First Bancorp NC	13,474	189,983
First BanCorp PR *	49,672	351,678
First Busey Corp	51,364	231,138
First Commonwealth Financial Corp	68,186	502,531
First Community Bancshares Inc	12,392	194,307
First Connecticut Bancorp Inc	11,689	162,711
First Defiance Financial Corp	6,743	152,055
First Federal Bancshares of Arkansas Inc *	1,669	13,185
First Financial Bancorp	40,230	599,427
First Financial Bankshares Inc	7,179	399,583
First Financial Corp	7,792	241,474
First Financial Holdings Inc	11,414	242,091
First Financial Northwest Inc	11,430	117,843
First Industrial Realty Trust Inc REIT	73,983	1,122,322
First Interstate Bancsystem Inc	12,080	250,418
First M&F Corp	5,469	86,465
First Merchants Corp	19,864	340,668
First Midwest Bancorp Inc	51,640	708,501
First NBC Bank Holding Co *	2,842	69,345
First Pactrust Bancorp Inc	7,545	102,461
First Potomac Realty Trust REIT	40,471	528,551
First Security Group Inc *	42,420	92,051
Firsthand Technology Value Fund Inc *	5,839	115,963
FirstMerit Corp	113,969	2,282,799
Flagstar Bancorp Inc *	13,522	188,767
Flushing Financial Corp	21,233	349,283
FNB United Corp *	6,949	56,356
Forestar Group Inc *	21,176	424,791
Fortegra Financial Corp *	4,647	31,925
Fox Chase Bancorp Inc	8,682	147,594
Franklin Financial Corp	7,642	137,632
Franklin Street Properties Corp REIT	62,090	819,588
Gain Capital Holdings Inc	8,386	52,916
Garrison Capital Inc	3,915	60,369
German American Bancorp Inc	8,824	198,716
Getty Realty Corp REIT	17,801	367,591
GFI Group Inc	48,033	187,809
Glacier Bancorp Inc	49,588	1,100,358
Gladstone Capital Corp	14,441	117,983
Gladstone Commercial Corp REIT	8,655	161,329
Gladstone Investment Corp	18,070	132,815
Glimcher Realty Trust REIT	10,215	111,548
Global Indemnity PLC * (Ireland)	6,644	156,466
Golub Capital BDC Inc	23,627	413,472
Government Properties Income Trust REIT	37,518	946,204
Gramercy Property Trust Inc REIT *	40,839	183,776
Great Southern Bancorp Inc	7,146	192,656
Green Dot Corp ‘A’ *	17,710	353,314
Greenlight Capital Re Ltd ‘A’ * (Cayman)	14,689	360,321
GSV Capital Corp *	13,284	104,412
Guaranty Bancorp	10,537	119,595
Hallmark Financial Services Inc *	9,702	88,676
Hampton Roads Bankshares Inc *	21,613	27,881
Hancock Holding Co	58,349	1,754,554

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Hanmi Financial Corp *	21,802	$385,241
HCC Insurance Holdings Inc	67,900	2,927,169
Healthcare Realty Trust Inc REIT	38,495	981,622
Heartland Financial USA Inc	10,232	281,278
Hercules Technology Growth Capital Inc	42,269	589,230
Heritage Commerce Corp *	14,576	102,032
Heritage Financial Corp	10,841	158,821
Heritage Oaks Bancorp *	13,984	86,281
Hersha Hospitality Trust REIT	139,452	786,509
HFF Inc ‘A’	3,569	63,421
Highwoods Properties Inc REIT	39,045	1,390,392
Hilltop Holdings Inc *	42,589	698,460
Hingham Institution for Savings	816	55,390
Home Bancorp Inc *	4,685	86,673
Home BancShares Inc	23,238	603,491
Home Federal Bancorp Inc	10,237	130,419
Home Loan Servicing Solutions Ltd (Cayman)	39,036	935,693
HomeStreet Inc	8,821	189,210
HomeTrust Bancshares Inc *	14,617	247,904
Horace Mann Educators Corp	27,419	668,475
Horizon Bancorp	5,909	120,603
Horizon Technology Finance Corp	5,521	75,859
Hudson Pacific Properties Inc REIT	29,826	634,697
Hudson Valley Holding Corp	11,359	192,876
IBERIABANK Corp	20,443	1,095,949
ICG Group Inc *	24,325	277,305
Imperial Holdings Inc *	11,647	79,782
Independence Holding Co	5,620	66,428
Independent Bank Corp	15,772	544,134
Independent Bank Group Inc *	2,547	77,429
Infinity Property & Casualty Corp	4,213	251,769
Inland Real Estate Corp REIT	9,441	96,487
International Bancshares Corp	36,805	831,057
Intervest Bancshares Corp ‘A’ *	11,966	79,933
INTL FCStone Inc *	6,815	118,922
Invesco Mortgage Capital Inc REIT	93,250	1,544,220
Investment Technology Group Inc *	25,669	358,853
Investors Bancorp Inc	31,802	670,386
Investors Real Estate Trust REIT	67,024	576,406
Investors Title Co	966	68,528
iStar Financial Inc REIT *	58,378	659,088
Janus Capital Group Inc	102,274	870,352
JAVELIN Mortgage Investment Corp REIT	9,432	132,897
JMP Group Inc	11,217	74,481
Kansas City Life Insurance Co	2,749	105,204
KCAP Financial Inc	19,376	218,174
Kearny Financial Corp *	10,382	108,907
Kennedy-Wilson Holdings Inc	32,554	541,699
Kite Realty Group Trust REIT	62,798	378,672
Knight Capital Group Inc ‘A’ *	125,020	448,822
Lakeland Bancorp Inc	21,104	220,115
Lakeland Financial Corp	11,368	315,462
LaSalle Hotel Properties REIT	65,788	1,624,964
LCNB Corp	3,736	83,537
Lexington Realty Trust REIT	116,052	1,355,487
LTC Properties Inc REIT	3,575	139,604
Macatawa Bank Corp *	15,824	79,753
Maiden Holdings Ltd (Bermuda)	30,458	341,739
Main Street Capital Corp	22,273	616,739
MainSource Financial Group Inc	14,042	188,584
Manning & Napier Inc	9,342	165,914
Marlin Business Services Corp	5,727	130,461
MB Financial Inc	37,730	1,011,164
MCG Capital Corp	49,611	258,473
Meadowbrook Insurance Group Inc	32,917	264,324
Medallion Financial Corp	12,836	178,549
Medical Properties Trust Inc REIT	103,315	1,479,471
Medley Capital Corp	20,051	272,293
Mercantile Bank Corp	6,042	108,575
Merchants Bancshares Inc	3,877	114,643

	Shares	Value
Meridian Interstate Bancorp Inc *	5,376	$101,230
Meta Financial Group Inc	3,584	94,188
Metro Bancorp Inc *	9,768	195,653
MetroCorp Bancshares Inc	11,092	108,258
MGIC Investment Corp *	100,609	610,697
Middleburg Financial Corp	3,799	72,561
MidSouth Bancorp Inc	5,865	91,083
MidWestOne Financial Group Inc	4,698	113,034
Monmouth Real Estate Investment Corp ‘A’ REIT	28,749	283,753
Montpelier Re Holdings Ltd (Bermuda)	238,366	5,961,534
MPG Office Trust Inc REIT *	39,360	123,590
MVC Capital Inc	16,402	206,501
NASB Financial Inc *	2,928	76,626
National Bank Holdings Corp ‘A’	35,774	704,748
National Bankshares Inc	4,904	174,239
National Financial Partners Corp *	27,896	706,048
National Interstate Corp	3,560	104,130
National Penn Bancshares Inc	81,057	823,539
National Western Life Insurance Co ‘A’	1,488	282,497
NBT Bancorp Inc	30,216	639,673
Nelnet Inc ‘A’	15,777	569,392
New Mountain Finance Corp	21,400	303,024
New Residential Investment Corp REIT	173,404	1,168,743
New York Mortgage Trust Inc REIT	43,914	297,298
NewBridge Bancorp *	16,795	100,602
NewStar Financial Inc *	18,079	240,812
NGP Capital Resources Co	14,766	90,516
Nicholas Financial Inc (Canada)	7,119	107,639
Northfield Bancorp Inc	30,651	359,230
Northrim BanCorp Inc	4,582	110,839
NorthStar Realty Finance Corp REIT	136,325	1,240,557
Northwest Bancshares Inc	64,832	875,880
OceanFirst Financial Corp	9,824	152,763
OFG Bancorp	229,529	4,156,770
Old National Bancorp	69,809	965,458
Old Republic International Corp	493,000	6,344,910
OmniAmerican Bancorp Inc *	7,865	173,266
One Liberty Properties Inc REIT	8,164	179,281
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	15,976	231,332
Oppenheimer Holdings Inc ‘A’	6,924	131,833
Oritani Financial Corp	21,351	334,784
Pacific Continental Corp	12,703	149,895
Pacific Premier Bancorp Inc *	10,242	125,157
PacWest Bancorp	26,137	801,099
Palmetto Bancshares Inc *	2,900	37,700
Park National Corp	7,960	547,568
Park Sterling Corp *	30,840	182,264
Parkway Properties Inc REIT	29,952	501,996
Peapack Gladstone Financial Corp	6,305	110,338
Pebblebrook Hotel Trust REIT	42,265	1,092,550
PennantPark Floating Rate Capital Ltd	6,808	96,265
PennantPark Investment Corp	45,570	503,548
Penns Woods Bancorp Inc	2,511	105,110
Pennsylvania REIT	46,861	884,736
PennyMac Financial Services Inc ‘A’ *	8,656	184,113
PennyMac Mortgage Investment Trust REIT	44,599	938,809
Peoples Bancorp Inc	7,503	158,163
PHH Corp *	39,193	798,753
PICO Holdings Inc *	15,745	330,015
Pinnacle Financial Partners Inc *	24,098	619,560
Piper Jaffray Cos *	11,849	374,547
Platinum Underwriters Holdings Ltd (Bermuda)	21,942	1,255,521
Preferred Bank *	8,117	133,768
Primerica Inc	39,040	1,461,658
PrivateBancorp Inc	44,633	946,666
Prospect Capital Corp	167,080	1,804,464
Prosperity Bancshares Inc	41,423	2,145,297
Protective Life Corp	307,000	11,791,870

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Provident Financial Holdings Inc	6,347	$100,790
Provident Financial Services Inc	41,342	652,377
Provident New York Bancorp	30,426	284,179
Radian Group Inc	86,451	1,004,561
RAIT Financial Trust REIT	48,126	361,908
Ramco-Gershenson Properties Trust REIT	41,183	639,572
Redwood Trust Inc REIT	56,489	960,313
Regional Management Corp *	1,754	43,850
Renasant Corp	17,378	422,981
Republic Bancorp Inc ‘A’	6,821	149,516
Resource America Inc ‘A’	8,660	73,610
Resource Capital Corp REIT	87,529	538,303
Retail Opportunity Investments Corp REIT	45,511	632,603
RLI Corp	15,123	1,155,548
RLJ Lodging Trust REIT	84,883	1,909,019
Rockville Financial Inc	19,247	251,751
Roma Financial Corp *	852	15,472
Rouse Properties Inc REIT	15,451	303,149
Ryman Hospitality Properties REIT	10,768	420,060
S&T Bancorp Inc	20,494	401,682
S.Y. Bancorp Inc	9,566	234,654
Sabra Health Care REIT Inc	15,490	404,444
Safeguard Scientifics Inc *	14,375	230,719
Safety Insurance Group Inc	9,006	436,881
Sandy Spring Bancorp Inc	17,182	371,475
SCBT Financial Corp	11,224	565,577
Seacoast Banking Corp of Florida *	51,400	113,080
Select Income REIT	11,823	331,517
Selective Insurance Group Inc	38,191	879,157
Sierra Bancorp	8,554	126,599
Silver Bay Realty Trust Corp REIT	10,863	179,891
Simmons First National Corp ‘A’	11,640	303,688
Solar Capital Ltd	30,852	712,373
Solar Senior Capital Ltd	7,850	144,519
Southside Bancshares Inc	12,496	298,404
Southwest Bancorp Inc *	13,584	179,309
Sovran Self Storage Inc REIT	2,028	131,394
Spirit Realty Capital Inc REIT	39,572	701,216
STAG Industrial Inc REIT	28,775	574,061
StanCorp Financial Group Inc	190,000	9,387,900
State Auto Financial Corp	10,247	186,188
State Bank Financial Corp	21,992	330,540
StellarOne Corp	15,897	312,376
Stellus Capital Investment Corp	8,164	122,868
Sterling Bancorp	21,518	250,039
Sterling Financial Corp	23,401	556,476
Stewart Information Services Corp	14,705	385,124
Stifel Financial Corp *	43,591	1,554,891
Strategic Hotels & Resorts Inc REIT *	20,007	177,262
Suffolk Bancorp *	7,895	129,004
Summit Hotel Properties Inc REIT	45,001	425,259
Sun Bancorp Inc *	27,945	94,734
Sunstone Hotel Investors Inc REIT *	111,977	1,352,682
Susquehanna Bancshares Inc	128,513	1,651,392
SWS Group Inc *	20,149	109,812
Symetra Financial Corp	55,824	892,626
Taylor Capital Group Inc *	11,881	200,670
TCP Capital Corp	17,628	295,622
Tejon Ranch Co *	623	17,749
Terreno Realty Corp REIT	13,224	245,041
Territorial Bancorp Inc	7,465	168,784
Texas Capital Bancshares Inc *	27,976	1,241,015
The Bancorp Inc *	22,589	338,609
The First Bancorp Inc	6,623	115,770
The First Marblehead Corp *	61,809	72,935
The First of Long Island Corp	5,468	181,483
The Geo Group Inc REIT	27,743	941,875
The Hanover Insurance Group Inc	122,270	5,982,671
The Navigators Group Inc *	7,040	401,562
The Phoenix Cos Inc *	3,978	171,054

	Shares	Value
THL Credit Inc	17,928	$272,326
Thomas Properties Group Inc	21,178	112,243
TICC Capital Corp	36,048	346,782
Tompkins Financial Corp	9,878	446,387
Tower Group International Ltd (Bermuda)	36,445	747,487
TowneBank	18,269	268,920
Tree.com Inc	1,866	31,983
Triangle Capital Corp	18,911	520,242
TriCo Bancshares	11,078	236,294
Tristate Capital Holdings Inc *	4,392	60,390
TrustCo Bank Corp NY	583,653	3,175,072
Trustmark Corp	46,325	1,138,668
UMB Financial Corp	22,365	1,245,060
UMH Properties Inc REIT	8,787	90,242
Umpqua Holdings Corp	77,046	1,156,460
Union First Market Bankshares Corp	14,009	288,445
United Bankshares Inc	20,808	550,372
United Community Banks Inc *	29,668	368,477
United Community Financial Corp *	25,893	120,402
United Financial Bancorp Inc	13,727	207,964
United Fire Group Inc	13,198	327,706
Universal Insurance Holdings Inc	18,343	129,868
Univest Corp of Pennsylvania	11,667	222,490
Urstadt Biddle Properties Inc ‘A’ REIT	4,004	80,761
Validus Holdings Ltd (Bermuda)	143,400	5,179,608
ViewPoint Financial Group Inc	27,293	567,967
Virginia Commerce Bancorp Inc *	18,620	259,935
Walker & Dunlop Inc *	11,272	197,260
Walter Investment Management Corp *	25,325	856,238
Washington Banking Co	10,685	151,727
Washington REIT	33,062	889,698
Washington Trust Bancorp Inc	10,021	285,799
Waterstone Financial Inc *	5,219	53,025
Webster Financial Corp	62,010	1,592,417
WesBanco Inc	17,869	472,278
West Bancorp Inc	11,149	131,001
Westamerica Bancorp	18,535	846,864
Western Alliance Bancorp *	50,940	806,380
Western Asset Mortgage Capital Corp REIT	16,878	294,690
Westfield Financial Inc	13,955	97,685
WhiteHorse Finance Inc	4,622	72,797
Whitestone REIT	11,674	183,982
Wilshire Bancorp Inc	42,883	283,885
Winthrop Realty Trust REIT	19,392	233,286
Wintrust Financial Corp	25,483	975,489
WSFS Financial Corp	5,358	280,706
Yadkin Financial Corp *	9,571	134,377
ZAIS Financial Corp REIT	846	15,372

		258,062,421

Health Care - 3.7%

ACADIA Pharmaceuticals Inc *	2,680	48,642
Addus HomeCare Corp *	3,279	64,727
Affymetrix Inc *	49,033	217,707
Albany Molecular Research Inc *	15,823	187,819
Alliance HealthCare Services Inc *	1,977	30,920
Almost Family Inc	5,615	106,685
Alnylam Pharmaceuticals Inc *	2,265	70,238
Alphatec Holdings Inc *	42,134	86,375
Amedisys Inc *	21,525	250,121
AmSurg Corp *	15,503	544,155
Analogic Corp	4,580	333,561
AngioDynamics Inc *	16,850	190,068
Anika Therapeutics Inc *	3,343	56,831
Arena Pharmaceuticals Inc *	17,738	136,583
ArQule Inc *	2,382	5,526
ArthroCare Corp *	3,511	121,235
Assisted Living Concepts Inc ‘A’	13,497	161,424
Astex Pharmaceuticals Inc *	56,058	230,398
AVEO Pharmaceuticals Inc *	35,444	88,610

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Biolase Inc *	1,900	$6,802
BioScrip Inc *	30,453	502,474
Cambrex Corp *	10,656	148,864
Celldex Therapeutics Inc *	3,600	56,196
Chindex International Inc *	6,606	107,149
CONMED Corp	19,127	597,527
Cornerstone Therapeutics Inc *	5,937	47,496
Cross Country Healthcare Inc *	18,726	96,626
CryoLife Inc	18,054	113,018
Curis Inc *	13,425	42,826
Cutera Inc *	9,903	87,146
Cynosure Inc ‘A’ *	8,168	212,215
Cytokinetics Inc *	3,387	39,188
Cytori Therapeutics Inc *	9,738	22,397
Derma Sciences Inc *	9,344	124,742
Dynavax Technologies Corp *	16,226	17,849
Emergent Biosolutions Inc *	15,450	222,789
Enzon Pharmaceuticals Inc	26,535	53,070
Exactech Inc *	5,078	100,291
Five Star Quality Care Inc *	29,356	164,687
Geron Corp *	91,258	136,887
Greatbatch Inc *	16,396	537,625
Hanger Inc *	13,630	431,117
Harvard Bioscience Inc *	16,454	77,827
HealthSouth Corp *	9,771	281,405
Healthways Inc *	8,229	143,020
Hi-Tech Pharmacal Co Inc	4,991	165,701
Hill-Rom Holdings Inc	121,000	4,075,280
Horizon Pharma Inc *	17,013	41,852
ICU Medical Inc *	834	60,098
Idenix Pharmaceuticals Inc *	8,329	30,068
ImmunoGen Inc *	13,612	225,823
Immunomedics Inc *	2,848	15,493
Impax Laboratories Inc *	47,006	937,770
Integra LifeSciences Holdings Corp *	6,252	229,011
InterMune Inc *	4,165	40,067
Invacare Corp	21,935	314,987
Kindred Healthcare Inc *	37,016	486,020
Lexicon Pharmaceuticals Inc *	12,662	27,477
LHC Group Inc *	8,429	165,040
Magellan Health Services Inc *	18,554	1,040,508
Medical Action Industries Inc *	5,816	44,783
Merit Medical Systems Inc *	29,154	325,067
Momenta Pharmaceuticals Inc *	5,552	83,613
National Healthcare Corp	7,335	350,613
National Research Corp ‘A’ *	3,934	70,812
Natus Medical Inc *	8,596	117,335
Navidea Biopharmaceuticals Inc *	11,875	31,706
Nektar Therapeutics *	24,502	282,998
NPS Pharmaceuticals Inc *	24,559	370,841
NuVasive Inc *	23,863	591,564
Omnicell Inc *	10,336	212,405
OraSure Technologies Inc *	37,809	146,699
Orthofix International NV * (Netherlands)	13,324	358,416
Owens & Minor Inc	34,161	1,155,667
Pacific Biosciences of California Inc *	30,643	77,220
Pernix Therapeutics Holdings *	11,487	41,468
PharMerica Corp *	20,352	282,079
PhotoMedex Inc *	6,401	102,032
POZEN Inc *	18,088	90,621
Progenics Pharmaceuticals Inc *	6,836	30,489
Prothena Corp PLC * (Ireland)	7,926	102,325
Rigel Pharmaceuticals Inc *	59,696	199,385
Rockwell Medical Inc *	22,592	81,557
RTI Biologics Inc *	38,493	144,734
SciClone Pharmaceuticals Inc *	9,708	48,152
Select Medical Holdings Corp	33,207	272,297
SIGA Technologies Inc *	1,326	3,766
Skilled Healthcare Group Inc ‘A’ *	834	5,571
Solta Medical Inc *	48,810	111,287

	Shares	Value
Spectrum Pharmaceuticals Inc	41,092	$306,546
Staar Surgical Co *	1,714	17,397
STERIS Corp	140,000	6,003,200
Symmetry Medical Inc *	25,478	214,525
Targacept Inc *	19,138	81,719
Teleflex Inc	72,000	5,579,280
The Ensign Group Inc	756	26,626
Tornier NV * (Netherlands)	17,715	310,013
Triple-S Management Corp ‘B’ *	15,259	327,611
Universal American Corp	26,247	233,336
USMD Holdings Inc *	681	20,151
Vanguard Health Systems Inc *	3,227	66,928
Vical Inc *	4,554	14,254
Vocera Communications Inc *	2,379	34,971
WellCare Health Plans Inc *	29,819	1,656,445
Wright Medical Group Inc *	27,753	727,406
XenoPort Inc *	25,110	124,295
XOMA Corp *	5,699	20,687

		36,658,945

Industrials - 23.2%

AAR Corp	437,113	9,607,744
ABM Industries Inc	37,467	918,316
Acacia Research Corp	24,037	537,227
ACCO Brands Corp *	77,806	494,846
Accuride Corp *	2,418	12,235
Aceto Corp	15,010	209,089
Actuant Corp ‘A’	50,202	1,655,160
Aegion Corp *	23,660	532,587
Aerovironment Inc *	12,665	255,580
Air Transport Services Group Inc *	35,919	237,425
Aircastle Ltd (Bermuda)	27,971	447,256
Alamo Group Inc	4,814	196,507
Albany International Corp ‘A’	16,336	538,761
Ameresco Inc ‘A’ *	13,145	118,436
American Railcar Industries Inc	6,463	216,575
American Science & Engineering Inc	4,714	263,984
American Superconductor Corp *	30,607	80,802
Ampco-Pittsburgh Corp	5,883	110,424
API Technologies Corp *	22,223	62,224
Apogee Enterprises Inc	275,901	6,621,624
Applied Industrial Technologies Inc	58,427	2,823,777
ARC Document Solutions Inc *	25,736	102,944
Argan Inc	9,454	147,482
Arkansas Best Corp	17,691	406,008
Astec Industries Inc	168,909	5,791,890
AT Cross Co ‘A’ *	457	7,746
Atlas Air Worldwide Holdings Inc *	17,770	777,615
Barnes Group Inc	36,993	1,109,420
Belden Inc	3,455	172,508
Brady Corp ‘A’	172,482	5,300,372
Briggs & Stratton Corp	313,211	6,201,578
CAI International Inc *	7,487	176,469
Carlisle Cos Inc	124,000	7,726,440
Casella Waste Systems Inc ‘A’ *	3,432	14,792
CBIZ Inc *	26,051	174,802
CDI Corp	9,537	135,044
Ceco Environmental Corp	1,134	13,948
Celadon Group Inc	12,702	231,812
Cenveo Inc *	19,512	41,561
CIRCOR International Inc	69,343	3,526,785
Columbus McKinnon Corp *	11,555	246,353
Comfort Systems USA Inc	18,886	281,779
Commercial Vehicle Group Inc *	4,732	35,301
Compx International Inc	537	7,497
Consolidated Graphics Inc *	5,000	235,050
Courier Corp	7,662	109,413
CRA International Inc *	7,017	129,604
Cubic Corp	12,645	608,224
Curtiss-Wright Corp	32,203	1,193,443

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Deluxe Corp	12,198	$422,661
DigitalGlobe Inc *	51,050	1,583,060
Douglas Dynamics Inc	1,680	21,806
Ducommun Inc *	7,216	153,412
Dycom Industries Inc *	14,193	328,426
Dynamic Materials Corp	9,261	152,899
EMCOR Group Inc	148,464	6,035,062
Encore Wire Corp	12,398	422,772
Energy Recovery Inc *	18,239	75,327
EnerNOC Inc *	11,766	156,017
EnerSys	30,629	1,502,046
Engility Holdings Inc *	11,696	332,400
Ennis Inc	17,932	310,044
EnPro Industries Inc *	147,230	7,473,395
Erickson Air-Crane Inc *	789	14,841
ESCO Technologies Inc	12,981	420,325
Esterline Technologies Corp *	21,478	1,552,645
Flow International Corp *	27,092	99,969
Franklin Covey Co *	2,158	29,047
Franklin Electric Co Inc	141,738	4,769,484
FreightCar America Inc	8,171	138,825
FTI Consulting Inc *	27,728	911,974
Furmanite Corp *	10,488	70,165
G&K Services Inc ‘A’	11,254	535,690
GenCorp Inc *	9,077	147,592
General Cable Corp	83,647	2,572,145
Genesee & Wyoming Inc ‘A’ *	74,000	6,278,160
Gibraltar Industries Inc *	386,090	5,621,470
Global Brass & Copper Holdings Inc *	4,188	55,449
Global Power Equipment Group Inc	11,847	190,974
GrafTech International Ltd *	80,067	582,888
Granite Construction Inc	306,638	9,125,547
Great Lakes Dredge & Dock Co	37,079	289,958
Griffon Corp	30,828	346,815
Hardinge Inc	8,072	119,304
Hawaiian Holdings Inc *	35,561	217,278
Heartland Express Inc	7,645	106,036
Heidrick & Struggles International Inc	12,368	206,793
Heritage-Crystal Clean Inc *	537	7,846
HNI Corp	1,647	59,407
Houston Wire & Cable Co	8,355	115,633
Hurco Cos Inc	4,405	126,732
Huron Consulting Group Inc *	13,819	638,991
ICF International Inc *	13,593	428,315
II-VI Inc *	34,849	566,645
Insperity Inc	130,000	3,939,000
Insteel Industries Inc	1,151	20,166
International Shipholding Corp	3,754	87,581
Intersections Inc	6,340	55,602
JetBlue Airways Corp *	160,083	1,008,523
Kadant Inc	7,771	234,451
Kaman Corp	6,413	221,633
Kaydon Corp	150,128	4,136,026
Kelly Services Inc ‘A’	18,400	321,448
Kennametal Inc	135,980	5,280,103
Kforce Inc	1,636	23,886
Kimball International Inc ‘B’	22,458	218,067
Knoll Inc	10,543	149,816
Korn/Ferry International *	33,375	625,447
Kratos Defense & Security Solutions Inc *	30,003	194,419
Layne Christensen Co *	13,543	264,224
LB Foster Co ‘A’	6,926	298,995
Lincoln Electric Holdings Inc	142,580	8,165,557
LMI Aerospace Inc *	6,389	119,730
LSI Industries Inc	14,708	118,988
Lydall Inc *	11,777	171,944
Marten Transport Ltd	16,077	251,927
McGrath RentCorp	170,898	5,837,876
Meritor Inc *	66,884	471,532
Met-Pro Corp	9,596	128,970

	Shares	Value
Michael Baker Corp	5,882	$159,461
Miller Industries Inc	7,638	117,472
Mine Safety Appliances Co	107,800	5,018,090
Mobile Mini Inc *	23,809	789,268
Moog Inc ‘A’ *	28,234	1,454,898
Mueller Industries Inc	126,662	6,387,565
Multi-Color Corp	3,437	104,279
MYR Group Inc *	14,296	278,057
National Presto Industries Inc	2,994	215,658
National Technical Systems Inc *	575	8,044
Navigant Consulting Inc *	34,887	418,644
NCI Building Systems Inc *	2,437	37,262
NL Industries Inc	4,765	53,845
NN Inc	11,799	134,627
Nordson Corp	16,200	1,122,822
Northwest Pipe Co *	6,468	180,457
Odyssey Marine Exploration Inc *	3,605	10,671
Orbital Sciences Corp *	41,187	715,418
Orion Marine Group Inc *	18,724	226,373
Pacer International Inc *	21,939	138,435
Patriot Transportation Holding Inc *	4,450	133,678
Pendrell Corp *	96,322	252,364
Pentair Ltd (Switzerland)	86,000	4,961,340
Pike Electric Corp	8,362	102,853
Ply Gem Holdings Inc *	1,090	21,865
PMFG Inc *	14,511	100,416
Powell Industries Inc *	93,290	4,818,428
Preformed Line Products Co	1,610	106,759
Quad/Graphics Inc	17,138	413,026
Quality Distribution Inc *	9,553	84,449
Quanex Building Products Corp	25,430	428,241
Republic Airways Holdings Inc *	16,210	183,659
Resources Connection Inc	28,343	328,779
Revolution Lighting Technologies Inc *	1,375	5,500
Roadrunner Transportation Systems Inc *	6,104	169,935
RPX Corp *	19,079	320,527
Rush Enterprises Inc ‘A’ *	15,123	374,294
Saia Inc * l	1	15
Schawk Inc	280,827	3,687,259
Simpson Manufacturing Co Inc	166,247	4,890,987
SkyWest Inc	418,310	5,663,917
Sparton Corp *	6,882	118,646
Standard Parking Corp *	3,517	75,475
Standex International Corp	6,995	368,986
Steelcase Inc ‘A’	51,147	745,723
Sterling Construction Co Inc *	10,226	92,648
Swisher Hygiene Inc *	79,687	68,523
TAL International Group Inc *	12,341	537,697
Tecumseh Products Co ‘A’ *	12,340	134,876
Teledyne Technologies Inc *	17,665	1,366,388
Tetra Tech Inc *	41,097	966,190
Textainer Group Holdings Ltd (Bermuda)	9,644	370,715
The Brink’s Co	9,493	242,166
The ExOne Co *	610	37,649
The Gorman-Rupp Co	2,815	89,630
The Greenbrier Cos Inc *	16,741	407,978
The KEYW Holding Corp *	13,338	176,729
Titan International Inc	8,790	148,287
Titan Machinery Inc *	11,730	230,260
TMS International Corp ‘A’	5,134	76,137
TRC Cos Inc *	10,343	72,401
Trinity Industries Inc	232,890	8,952,292
Tutor Perini Corp *	25,374	459,016
Twin Disc Inc	5,828	138,124
Ultrapetrol Bahamas Ltd * (Bahamas)	13,860	39,501
UniFirst Corp	4,535	413,819
United Stationers Inc	27,789	932,321
Universal Forest Products Inc	215,603	8,606,872
US Airways Group Inc *	68,021	1,116,905
UTi Worldwide Inc (United Kingdom)	17,751	292,359

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Viad Corp	13,965	$342,422
Vicor Corp *	11,989	82,125
VSE Corp	2,822	115,900
Wabash National Corp *	425,691	4,333,534
Watts Water Technologies Inc ‘A’	106,183	4,814,337
Werner Enterprises Inc	22,416	541,795
Wesco Aircraft Holdings Inc *	22,048	409,431
West Corp	4,909	108,685
XPO Logistics Inc *	9,021	163,190
YRC Worldwide Inc *	4,972	142,945

		231,460,954

Information Technology - 7.5%

Accelrys Inc *	38,383	322,417
Actuate Corp *	2,222	14,754
Acxiom Corp *	38,164	865,560
ADTRAN Inc	14,238	350,397
Advanced Energy Industries Inc *	1,843	32,087
Aeroflex Holding Corp *	13,679	107,927
Agilysys Inc *	9,877	111,511
Alpha & Omega Semiconductor Ltd * (Bermuda)	11,704	89,419
Amkor Technology Inc *	44,303	186,516
ANADIGICS Inc *	56,425	124,135
Anaren Inc *	7,237	166,017
Angie’s List Inc *	12,587	334,185
Anixter International Inc *	7,758	588,134
ARRIS Group Inc *	9,679	138,894
Aspen Technology Inc *	3,691	106,264
ATMI Inc *	21,794	515,428
Audience Inc *	6,508	85,971
Aviat Networks Inc *	42,301	110,829
Avid Technology Inc *	21,176	124,515
Axcelis Technologies Inc *	74,218	135,077
Bankrate Inc *	31,630	454,207
Bazaarvoice Inc *	14,620	137,720
Bel Fuse Inc ‘B’	6,920	93,074
Benchmark Electronics Inc *	481,619	9,680,542
Black Box Corp	11,138	282,014
Blucora Inc *	10,546	195,523
Brooks Automation Inc *	45,641	444,087
CACI International Inc ‘A’ *	15,828	1,004,920
Calix Inc *	4,022	40,622
Ceva Inc *	15,064	291,639
Checkpoint Systems Inc *	28,128	399,136
CIBER Inc *	51,091	170,644
Ciena Corp *	18,138	352,240
Cirrus Logic Inc *	25,832	448,444
Coherent Inc	2,623	144,449
Cohu Inc	361,819	4,522,737
Comtech Telecommunications Corp	11,541	310,337
Convergys Corp	72,323	1,260,590
Cray Inc *	13,230	259,837
CSG Systems International Inc *	10,477	227,351
CTS Corp	23,166	315,984
Cyan Inc *	4,250	44,413
Daktronics Inc	19,818	203,333
Dealertrack Technologies Inc *	3,295	116,742
Demand Media Inc *	24,453	146,718
Digi International Inc *	17,782	166,617
Digital River Inc *	24,270	455,548
Diodes Inc *	5,485	142,445
DSP Group Inc *	13,737	114,154
EarthLink Inc	71,065	441,314
Ebix Inc	5,683	52,625
Electro Rent Corp	6,602	110,848
Electro Scientific Industries Inc	16,184	174,140
Electronics for Imaging Inc *	14,861	420,418
Emulex Corp *	62,340	406,457
Entegris Inc *	81,480	765,097

	Shares	Value
Entropic Communications Inc *	61,345	$261,943
EPIQ Systems Inc	20,218	272,336
ePlus Inc	2,451	146,790
Extreme Networks Inc *	63,156	217,888
Fabrinet * (Cayman)	19,360	271,040
FARO Technologies Inc *	1,054	35,646
Finisar Corp *	64,157	1,087,461
FormFactor Inc *	36,774	248,225
Fusion-io Inc *	15,661	223,013
Gerber Scientific Inc Escrow Shares * +	12,750	-
Global Cash Access Holdings Inc *	45,339	283,822
Globecomm Systems Inc *	15,880	200,723
Glu Mobile Inc *	2,562	5,636
GSI Group Inc * (Canada)	20,763	166,935
GSI Technology Inc *	14,238	89,984
GT Advanced Technologies Inc *	12,975	53,846
Harmonic Inc *	77,812	494,106
Hutchinson Technology Inc *	15,933	75,363
Imation Corp *	23,074	97,603
Immersion Corp *	1,377	18,245
Infinera Corp *	8,310	88,668
Ingram Micro Inc ‘A’ *	125,000	2,373,750
Inphi Corp *	11,217	123,387
Insight Enterprises Inc *	29,943	531,189
Integrated Device Technology Inc *	64,181	509,597
Integrated Silicon Solution Inc *	19,166	210,059
Internap Network Services Corp *	36,448	301,425
International Rectifier Corp *	47,586	996,451
Intersil Corp ‘A’	87,471	684,023
IntraLinks Holdings Inc *	26,257	190,626
Itron Inc *	27,078	1,148,920
IXYS Corp	16,722	184,945
Kemet Corp *	30,838	126,744
Keynote Systems Inc	11,257	222,438
Kopin Corp *	45,772	169,814
KVH Industries Inc *	1,585	21,096
Lattice Semiconductor Corp *	59,320	300,752
Limelight Networks Inc *	37,485	84,341
Lionbridge Technologies Inc *	2,513	7,288
Littelfuse Inc	1,475	110,050
LTX-Credence Corp *	32,925	197,221
M/A-COM Technology Solutions Holdings Inc *	652	9,519
ManTech International Corp ‘A’	16,327	426,461
Marchex Inc ‘B’	15,702	94,526
Measurement Specialties Inc *	1,280	59,558
Mentor Graphics Corp	65,396	1,278,492
Mercury Systems Inc *	22,180	204,500
Methode Electronics Inc	11,385	193,659
Microsemi Corp *	13,998	318,454
Mindspeed Technologies Inc *	4,928	15,967
MKS Instruments Inc	36,378	965,472
ModusLink Global Solutions Inc *	25,877	82,289
MoneyGram International Inc *	11,070	250,736
Monster Worldwide Inc *	80,530	395,402
MoSys Inc *	5,056	20,325
Multi-Fineline Electronix Inc *	151,844	2,248,810
Nanometrics Inc *	5,286	77,546
Navarre Corp *	26,269	72,502
NeoPhotonics Corp *	13,728	119,296
NETGEAR Inc *	26,403	806,348
Newport Corp *	26,771	372,920
Numerex Corp ‘A’ *	9,226	102,962
OmniVision Technologies Inc *	33,890	632,048
Oplink Communications Inc *	12,049	209,291
OSI Systems Inc *	1,016	65,451
Park Electrochemical Corp	14,325	343,943
PC Connection Inc	6,324	97,706
PCTEL Inc	11,278	95,637
Perficient Inc *	19,799	264,119

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Pericom Semiconductor Corp *	15,890	$113,137
Photronics Inc *	41,680	335,941
Plantronics Inc	2,511	110,283
Plexus Corp *	23,331	697,364
PLX Technology Inc *	2,165	10,305
PMC-Sierra Inc *	79,609	505,517
Power-One Inc *	46,003	290,739
PRGX Global Inc *	19,211	105,468
Procera Networks Inc *	11,486	157,703
Progress Software Corp *	19,218	442,206
QAD Inc ‘A’	465	5,338
QLogic Corp *	61,100	584,116
Quantum Corp *	147,060	201,472
QuinStreet Inc *	21,818	188,289
Radisys Corp *	16,080	77,345
RealD Inc *	4,145	57,616
RealNetworks Inc *	15,232	115,154
Responsys Inc *	1,935	27,690
RF Micro Devices Inc *	24,683	132,054
Richardson Electronics Ltd	8,373	98,299
Rofin-Sinar Technologies Inc *	263,161	6,563,235
Rogers Corp *	7,182	339,852
Rubicon Technology Inc *	10,902	87,325
Rudolph Technologies Inc *	18,776	210,291
Sanmina Corp *	56,799	815,066
Sapiens International Corp NV (Netherlands)	9,676	55,540
ScanSource Inc *	19,110	611,520
SeaChange International Inc *	22,388	262,163
ShoreTel Inc *	34,743	140,014
Shutterstock Inc *	1,626	90,698
Sigma Designs Inc *	21,207	107,095
Sonus Networks Inc *	137,627	414,257
Spansion Inc ‘A’ *	32,510	407,025
STEC Inc *	23,311	156,650
Super Micro Computer Inc *	21,661	230,473
Supertex Inc	6,803	162,660
Sykes Enterprises Inc *	26,929	424,401
Symmetricom Inc *	28,317	127,143
SYNNEX Corp *	18,107	765,564
TechTarget Inc *	10,340	46,220
TeleCommunication Systems Inc ‘A’ *	31,150	72,580
Telenav Inc *	12,129	63,435
TeleTech Holdings Inc *	4,970	116,447
Tellabs Inc	245,440	485,971
Tessco Technologies Inc	3,429	90,526
Tessera Technologies Inc	36,132	751,546
The Active Network Inc *	36,906	279,378
The Hackett Group Inc	11,786	61,169
TiVo Inc *	46,385	512,554
TriQuint Semiconductor Inc *	101,132	700,845
TTM Technologies Inc *	36,487	306,491
Ultra Clean Holdings Inc *	15,582	94,271
Unisys Corp *	28,777	635,108
United Online Inc	63,394	480,527
Unwired Planet Inc *	3,210	6,260
VASCO Data Security International Inc *	11,624	96,595
Veeco Instruments Inc *	20,835	737,976
Viasystems Group Inc *	2,473	28,514
Vishay Precision Group Inc *	8,402	127,206
Vocus Inc *	11,740	123,505
Volterra Semiconductor Corp *	15,688	221,515
Vringo Inc *	37,493	118,853
Westell Technologies Inc ‘A’ *	31,311	74,833
Zygo Corp *	11,290	178,495

		74,602,159

Materials - 6.8%

A. Schulman Inc	208,365	5,588,349
A.M. Castle & Co *	12,001	189,136

	Shares	Value
AK Steel Holding Corp *	93,701	$284,851
Allied Nevada Gold Corp *	71,302	462,037
AMCOL International Corp	11,602	367,667
AptarGroup Inc	22,330	1,232,839
Arabian American Development Co *	1,050	9,135
Axiall Corp	47,910	2,040,008
Boise Inc *	69,252	591,412
Buckeye Technologies Inc	26,685	988,412
Cabot Corp	169,399	6,338,911
Carpenter Technology Corp	57,500	2,591,525
Century Aluminum Co *	35,424	328,735
Chase Corp	3,276	73,251
Clearwater Paper Corp *	3,241	152,521
Coeur Mining Inc *	43,617	580,106
Commercial Metals Co	80,002	1,181,630
FutureFuel Corp	11,650	165,081
General Moly Inc *	39,520	73,902
Globe Specialty Metals Inc	41,715	453,442
GSE Holding Inc *	5,233	30,299
H.B. Fuller Co	127,800	4,832,118
Handy & Harman Ltd *	413	7,384
Haynes International Inc	8,366	400,480
Hecla Mining Co	196,600	585,868
Horsehead Holding Corp *	30,258	387,605
Innospec Inc	1,012	40,662
Intrepid Potash Inc	37,515	714,661
Kaiser Aluminum Corp	13,009	805,778
KMG Chemicals Inc	991	20,910
Kraton Performance Polymers Inc *	22,316	473,099
Louisiana-Pacific Corp *	26,541	392,541
LSB Industries Inc *	5,924	180,149
Materion Corp	6,865	185,973
Midway Gold Corp * (Canada)	7,577	7,274
Minerals Technologies Inc	23,983	991,457
Molycorp Inc *	85,079	527,490
Myers Industries Inc	16,556	248,506
Neenah Paper Inc	9,733	309,217
Noranda Aluminum Holding Corp	22,974	74,206
Olin Corp	18,494	442,377
Olympic Steel Inc	4,711	115,420
OM Group Inc *	20,581	636,365
Penford Corp *	5,126	68,637
PH Glatfelter Co	3,364	84,436
Quaker Chemical Corp	6,808	422,164
Reliance Steel & Aluminum Co	123,000	8,063,880
Resolute Forest Products Inc *	48,087	633,306
RPM International Inc	265,000	8,464,100
RTI International Metals Inc *	21,498	595,710
Schnitzer Steel Industries Inc ‘A’	16,821	393,275
Schweitzer-Mauduit International Inc	5,958	297,185
Sensient Technologies Corp	101,290	4,099,206
Steel Dynamics Inc	380,000	5,665,800
Stepan Co	7,090	394,275
Stillwater Mining Co *	81,111	871,132
SunCoke Energy Inc *	47,839	670,703
Taminco Corp *	1,211	24,692
Texas Industries Inc *	1,080	70,351
Tredegar Corp	10,858	279,051
UFP Technologies Inc *	3,821	74,815
United States Lime & Minerals Inc *	77	4,023
Universal Stainless & Alloy Products Inc *	4,743	139,824
Walter Energy Inc	27,912	290,285
Wausau Paper Corp	1,658	18,901
Zep Inc	9,631	152,459
Zoltek Cos Inc *	18,975	244,967

		68,125,966

Telecommunication Services - 0.3%

Boingo Wireless Inc *	12,382	76,892
Cbeyond Inc *	18,567	145,565

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Cincinnati Bell Inc *	98,352	$300,957
Fairpoint Communications Inc *	3,175	26,511
Hawaiian Telcom Holdco Inc *	7,756	195,141
IDT Corp ‘B’	1,185	22,148
inContact Inc *	3,479	28,597
Iridium Communications Inc *	43,971	341,215
Leap Wireless International Inc *	28,813	193,912
magicJack VocalTec Ltd * (Israel)	4,177	59,272
Neutral Tandem Inc	14,165	81,449
NII Holdings Inc *	117,982	786,940
ORBCOMM Inc *	24,587	110,396
Premiere Global Services Inc *	26,587	320,905
Shenandoah Telecommunications Co	2,574	42,934
Towerstream Corp *	10,113	25,788
USA Mobility Inc	15,365	208,503
Vonage Holdings Corp *	42,083	119,095

		3,086,220

Utilities - 3.1%

ALLETE Inc	27,418	1,366,787
American States Water Co	12,142	651,661
Artesian Resources Corp ‘A’	5,263	117,260
Atlantic Power Corp (Canada)	82,438	324,806
Avista Corp	41,169	1,112,386
Black Hills Corp	30,533	1,488,484
California Water Service Group	32,580	635,636
Chesapeake Utilities Corp	6,653	342,563
Cleco Corp	41,622	1,932,509
Connecticut Water Service Inc	7,259	208,333
Consolidated Water Co Ltd (Cayman)	10,283	117,535
Delta Natural Gas Co Inc	4,805	102,106
Dynegy Inc *	68,350	1,541,292
El Paso Electric Co	27,652	976,392
Genie Energy Ltd ‘B’ *	9,292	85,022
IDACORP Inc	34,509	1,648,150
MGE Energy Inc	15,924	871,998
Middlesex Water Co	10,900	217,128
New Jersey Resources Corp	28,744	1,193,738
Northwest Natural Gas Co	18,570	788,854
NorthWestern Corp	26,033	1,038,717
NV Energy Inc	1,000	23,460
Ormat Technologies Inc	12,001	282,263
Otter Tail Corp	24,864	706,138
Piedmont Natural Gas Co Inc	51,863	1,749,858
PNM Resources Inc	54,738	1,214,636
Portland General Electric Co	52,005	1,590,833
SJW Corp	7,703	201,819
South Jersey Industries Inc	17,849	1,024,711
Southwest Gas Corp	31,845	1,490,028
The Empire District Electric Co	29,297	653,616
The Laclede Group Inc	22,445	1,024,839
UIL Holdings Corp	34,849	1,332,974
Unitil Corp	9,495	274,216
UNS Energy Corp	26,850	1,201,000
WGL Holdings Inc	35,554	1,536,644
York Water Co	2,370	45,101

		31,113,493

Total Common Stocks (Cost $816,320,476)		979,742,291

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.7%

U.S. Government Agency Issue - 0.8%

Federal Home Loan Bank 0.000% due 07/01/13	$8,000,000	$8,000,000

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $8,798,627; collateralized by Freddie Mac: 3.000% due 08/06/20 and value $1,667,619; and U.S. Treasury Notes: 0.625% due 08/31/17 and value $7,310,313)	8,798,620	8,798,620

Total Short-Term Investments (Cost $16,798,620)		16,798,620

TOTAL INVESTMENTS - 99.8% (Cost $833,119,096)		996,543,122

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,865,996

NET ASSETS - 100.0%		$998,409,118

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	25.8%
Industrials	23.2%
Consumer Discretionary	16.9%
Energy	9.5%
Information Technology	7.5%
Materials	6.8%
Health Care	3.7%
Utilities	3.1%
Others (each less than 3.0%)	3.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2013, $225,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter- party	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (09/13)	GSC	38	$3,675,443	$28,417

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$2,211	$2,211	$-	$-
	Common Stocks (1)	979,742,291	979,742,291	-	-
	Short-Term Investments	16,798,620	-	16,798,620	-
	Derivatives:
	Equity Contracts
	Futures	28,417	28,417	-	-

	Total	$996,571,539	$979,772,919	$16,798,620	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer Discretionary - 0.0%

Federal-Mogul Corp Exp. 07/09/13 *	10,797	$1,836

Total Rights (Cost $0)		1,836

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Strike @ $10.50 Exp. 10/14/13 *	4,217	591

Total Warrants (Cost $0)		591

COMMON STOCKS - 99.6%

Consumer Discretionary - 14.3%

1-800-FLOWERS.COM Inc ‘A’ *	14,312	88,591
A.H. Belo Corp ‘A’	7,594	52,095
Aeropostale Inc *	42,860	591,468
AFC Enterprises Inc *	13,181	473,725
America’s Car-Mart Inc *	4,463	192,980
American Apparel Inc *	28,443	54,611
American Axle & Manufacturing Holdings Inc *	36,726	684,205
American Greetings Corp ‘A’	17,518	319,178
American Public Education Inc *	9,786	363,648
Ameristar Casinos Inc	18,118	476,322
ANN Inc *	25,724	854,037
Arbitron Inc	14,601	678,216
Arctic Cat Inc	7,102	319,448
Asbury Automotive Group Inc *	16,764	672,236
Ascent Capital Group Inc ‘A’ *	7,813	609,961
Barnes & Noble Inc *	21,649	345,518
Bassett Furniture Industries Inc	6,353	98,662
Beasley Broadcasting Group Inc ‘A’	2,670	22,375
Beazer Homes USA Inc *	13,835	242,389
bebe stores Inc	19,404	108,856
Belo Corp ‘A’	56,076	782,260
Big 5 Sporting Goods Corp	9,332	204,837
Biglari Holdings Inc *	665	272,916
BJ’s Restaurants Inc *	13,442	498,698
Black Diamond Inc *	11,841	111,305
Bloomin’ Brands Inc *	29,491	733,736
Blue Nile Inc *	6,861	259,209
Blyth Inc	5,112	71,364
Bob Evans Farms Inc	15,101	709,445
Body Central Corp *	8,916	118,761
Boyd Gaming Corp *	31,251	353,136
Bravo Brio Restaurant Group Inc *	10,979	195,646
Bridgepoint Education Inc *	9,618	117,147
Bright Horizons Family Solutions Inc *	6,596	228,947
Brown Shoe Co Inc	23,635	508,862
Brunswick Corp	49,269	1,574,145
Buffalo Wild Wings Inc *	10,213	1,002,508
Caesars Entertainment Corp *	20,352	278,822
Callaway Golf Co	37,307	245,480
Capella Education Co *	6,178	257,314
Career Education Corp *	29,330	85,057
Carmike Cinemas Inc *	9,907	191,800
Carriage Services Inc	8,977	152,160
Carrols Restaurant Group Inc *	11,508	74,342

	Shares	Value
Cavco Industries Inc *	3,741	$188,733
CEC Entertainment Inc	9,770	400,961
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	39,758	131,599
Christopher & Banks Corp *	18,058	121,711
Churchill Downs Inc	7,315	576,788
Chuy’s Holdings Inc *	8,508	326,197
Citi Trends Inc *	8,408	122,168
Coinstar Inc *	15,272	896,008
Columbia Sportswear Co	6,788	425,268
Conn’s Inc *	12,153	629,039
Cooper Tire & Rubber Co	34,314	1,138,195
Core-Mark Holding Co Inc	6,216	394,716
Corinthian Colleges Inc *	43,955	98,459
Cracker Barrel Old Country Store Inc	10,633	1,006,520
Crocs Inc *	48,128	794,112
Crown Media Holdings Inc ‘A’ *	19,491	48,143
CSS Industries Inc	4,809	119,888
Culp Inc	4,966	86,359
Cumulus Media Inc ‘A’ *	39,927	135,353
Daily Journal Corp *	546	61,698
Dana Holding Corp	79,765	1,536,274
Del Frisco’s Restaurant Group Inc *	5,244	112,274
Denny’s Corp *	51,957	291,998
Destination Maternity Corp	7,498	184,451
Destination XL Group Inc *	23,184	146,987
Dex Media Inc *	9,075	159,448
Digital Generation Inc *	14,037	103,453
DineEquity Inc	8,982	618,590
Diversified Restaurant Holdings Inc *	4,326	34,435
Dorman Products Inc	13,672	623,853
Drew Industries Inc	12,083	475,104
Education Management Corp *	14,491	81,439
Einstein Noah Restaurant Group Inc	3,390	48,138
Entercom Communications Corp ‘A’ *	13,703	129,356
Entravision Communications Corp ‘A’	30,059	184,863
Ethan Allen Interiors Inc	13,518	389,318
EveryWare Global Inc *	5,314	64,512
Express Inc *	46,550	976,153
Federal-Mogul Corp *	10,350	105,673
Fiesta Restaurant Group Inc *	10,706	368,179
Fifth & Pacific Cos Inc *	65,417	1,461,416
Fisher Communications Inc	4,880	200,470
Five Below Inc *	17,503	643,410
Flexsteel Industries Inc	2,542	61,974
Francesca’s Holdings Corp *	23,822	662,013
Fred’s Inc ‘A’	20,085	311,117
Fuel Systems Solutions Inc *	7,818	139,864
G-III Apparel Group Ltd *	9,200	442,704
Genesco Inc *	13,057	874,688
Gentherm Inc *	17,806	330,657
Global Sources Ltd * (Bermuda)	11,093	74,434
Gordmans Stores Inc *	4,909	66,811
Grand Canyon Education Inc *	24,508	789,893
Gray Television Inc *	26,542	191,102
Group 1 Automotive Inc	11,834	761,281
Harte-Hanks Inc	24,220	208,292
Haverty Furniture Cos Inc	10,777	247,979
Helen of Troy Ltd * (Bermuda)	17,281	663,072
Hemisphere Media Group Inc *	3,838	52,581
hhgregg Inc *	7,166	114,441
Hibbett Sports Inc *	14,170	786,435
Hillenbrand Inc	29,972	710,636
Hooker Furniture Corp	6,061	98,552
Hovnanian Enterprises Inc ‘A’ *	58,755	329,616
HSN Inc	18,418	989,415
Iconix Brand Group Inc *	31,096	914,533
Ignite Restaurant Group Inc *	3,761	70,970
International Speedway Corp ‘A’	15,125	475,984
Interval Leisure Group Inc	21,562	429,515

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
iRobot Corp *	15,383	$611,782
Isle of Capri Casinos Inc *	11,794	88,455
ITT Educational Services Inc *	12,245	298,778
Jack in the Box Inc *	24,181	950,071
JAKKS Pacific Inc	11,194	125,932
Jamba Inc *	9,333	139,342
Johnson Outdoors Inc ‘A’ *	2,974	74,053
Jos. A. Bank Clothiers Inc *	15,209	628,436
Journal Communications Inc ‘A’ *	23,326	174,712
JTH Holding Inc ‘A’ *	1,487	24,164
K12 Inc *	14,834	389,689
KB Home	45,752	898,112
Kirkland’s Inc *	7,522	129,754
Krispy Kreme Doughnuts Inc *	35,551	620,365
La-Z-Boy Inc	28,663	580,999
LeapFrog Enterprises Inc *	33,881	333,389
Libbey Inc *	11,532	276,422
Life Time Fitness Inc *	23,395	1,172,323
LifeLock Inc *	32,383	379,205
Lifetime Brands Inc	5,433	73,780
LIN TV Corp ‘A’ *	16,080	246,024
Lincoln Educational Services Corp	13,388	70,555
Lithia Motors Inc ‘A’	12,074	643,665
Live Nation Entertainment Inc *	77,089	1,194,879
Loral Space & Communications Inc	6,964	417,701
Luby’s Inc *	11,354	95,941
Lumber Liquidators Holdings Inc *	15,001	1,168,128
M.D.C. Holdings Inc	21,307	692,691
M/I Homes Inc *	13,416	308,031
Mac-Gray Corp	6,848	97,242
Maidenform Brands Inc *	12,927	224,025
Marcus Corp	10,175	129,426
Marine Products Corp	6,194	49,676
MarineMax Inc *	12,273	139,053
Marriott Vacations Worldwide Corp *	15,626	675,668
Martha Stewart Living Omnimedia Inc ‘A’ *	15,175	36,572
Matthews International Corp ‘A’	15,200	573,040
Mattress Firm Holding Corp *	7,178	289,273
MDC Partners Inc ‘A’ (Canada)	14,164	255,519
Media General Inc ‘A’ *	9,964	109,903
Meredith Corp	19,448	927,670
Meritage Homes Corp *	19,559	848,078
Modine Manufacturing Co *	25,952	282,358
Monarch Casino & Resort Inc *	4,956	83,558
Monro Muffler Brake Inc	17,045	819,012
Morgans Hotel Group Co *	14,389	115,975
Movado Group Inc	9,648	326,392
Multimedia Games Holding Co Inc *	16,042	418,215
NACCO Industries Inc ‘A’	2,816	161,300
Nathan’s Famous Inc *	1,536	80,256
National CineMedia Inc	31,311	528,843
Nautilus Inc *	15,952	138,623
New York & Co Inc *	15,783	100,222
Nexstar Broadcasting Group Inc ‘A’	15,888	563,388
Nutrisystem Inc	15,651	184,369
Office Depot Inc *	134,799	521,672
OfficeMax Inc	47,534	486,273
Orbitz Worldwide Inc *	13,224	106,189
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	52,372	636,844
Overstock.com Inc *	6,287	177,293
Oxford Industries Inc	7,399	461,698
Pacific Sunwear of California Inc *	22,686	82,804
Papa John’s International Inc *	8,760	572,641
Penske Automotive Group Inc	22,896	699,244
Perry Ellis International Inc	6,559	133,213
PetMed Express Inc	11,348	142,985
Pier 1 Imports Inc	51,597	1,212,014
Pinnacle Entertainment Inc *	32,022	629,873
Pool Corp	25,345	1,328,331
Quiksilver Inc *	72,853	469,173

	Shares	Value
RadioShack Corp *	54,616	$172,587
ReachLocal Inc *	5,751	70,507
Reading International Inc ‘A’ *	8,708	55,383
Red Robin Gourmet Burgers Inc *	7,791	429,907
Regis Corp	26,159	429,531
Remy International Inc	5,987	111,179
Rent-A-Center Inc	31,237	1,172,949
Rentrak Corp *	5,586	112,111
Restoration Hardware Holdings Inc *	9,545	715,875
RG Barry Corp	4,896	79,511
Ruby Tuesday Inc *	33,615	310,266
rue21 Inc *	8,084	336,375
Ruth’s Hospitality Group Inc	19,880	239,952
Saga Communications Inc ‘A’	2,581	118,494
Saks Inc *	57,153	779,567
Salem Communications Corp ‘A’	5,797	43,420
Scholastic Corp	14,364	420,722
Scientific Games Corp ‘A’ *	26,871	302,299
Sears Hometown & Outlet Stores Inc *	4,498	196,653
Select Comfort Corp *	30,369	761,047
SHFL Entertainment Inc *	30,500	540,155
Shiloh Industries Inc	3,349	34,964
Shoe Carnival Inc	8,057	193,449
Shutterfly Inc *	20,754	1,157,866
Sinclair Broadcast Group Inc ‘A’	37,179	1,092,319
Skechers U.S.A. Inc ‘A’ *	21,105	506,731
Skullcandy Inc *	8,941	48,818
Smith & Wesson Holding Corp *	35,631	355,597
Sonic Automotive Inc ‘A’	21,315	450,599
Sonic Corp *	31,137	453,355
Sotheby’s	37,103	1,406,575
Spartan Motors Inc	18,908	115,717
Speedway Motorsports Inc	6,525	113,535
Stage Stores Inc	17,857	419,639
Standard Motor Products Inc	10,871	373,310
Standard Pacific Corp *	80,094	667,183
Stein Mart Inc	15,363	209,705
Steiner Leisure Ltd * (Bahamas)	8,123	429,382
Steinway Musical Instruments Inc *	3,674	111,800
Steven Madden Ltd *	21,794	1,054,394
Stewart Enterprises Inc ‘A’	39,686	519,490
Stoneridge Inc *	15,642	182,073
Strayer Education Inc	5,942	290,148
Sturm Ruger & Co Inc	10,628	510,569
Superior Industries International Inc	12,670	218,051
Systemax Inc	6,247	58,784
Tenneco Inc *	33,097	1,498,632
Texas Roadhouse Inc	33,931	848,954
The Bon-Ton Stores Inc	7,372	133,065
The Buckle Inc	15,172	789,247
The Cato Corp ‘A’	15,072	376,197
The Cheesecake Factory Inc	28,893	1,210,328
The Children’s Place Retail Stores Inc *	12,572	688,946
The E.W. Scripps Co ‘A’ *	16,827	262,165
The Finish Line Inc ‘A’	26,783	585,476
The Jones Group Inc	43,739	601,411
The McClatchy Co ‘A’ *	32,144	73,288
The Men’s Wearhouse Inc	27,273	1,032,283
The New York Times Co ‘A’ *	70,794	782,982
The Pep Boys-Manny Moe & Jack *	29,091	336,874
The Ryland Group Inc	25,087	1,005,989
The Wet Seal Inc ‘A’ *	49,418	232,759
Tile Shop Holdings Inc *	9,732	281,839
Tilly’s Inc ‘A’ *	5,109	81,744
Tower International Inc *	3,132	61,982
Town Sports International Holdings Inc	13,000	140,010
Trans World Entertainment Corp	2,660	12,928
TRI Pointe Homes Inc *	8,634	143,152
True Religion Apparel Inc	14,323	453,466
Tuesday Morning Corp *	23,631	245,053

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Tumi Holdings Inc *	25,434	$610,416
Unifi Inc *	8,024	165,856
Universal Electronics Inc *	8,394	236,123
Universal Technical Institute Inc	12,144	125,448
Vail Resorts Inc	19,502	1,199,763
Valassis Communications Inc	21,275	523,152
Valuevision Media Inc ‘A’ *	20,045	102,430
Vera Bradley Inc *	11,521	249,545
Vitacost.com Inc *	12,845	108,540
Vitamin Shoppe Inc *	16,387	734,793
VOXX International Corp *	10,226	125,473
West Marine Inc *	8,718	95,898
Weyco Group Inc	3,666	92,383
William Lyon Homes ‘A’ *	7,162	180,554
Winmark Corp	1,267	82,190
Winnebago Industries Inc *	15,586	327,150
WMS Industries Inc *	29,808	760,402
Wolverine World Wide Inc	27,145	1,482,388
World Wrestling Entertainment Inc ‘A’	15,443	159,217
Zagg Inc *	16,116	86,221
Zale Corp *	17,160	156,156
Zumiez Inc *	11,597	333,414

		110,530,792

Consumer Staples - 3.9%

Alico Inc	1,843	73,923
Alliance One International Inc *	49,089	186,538
Annie’s Inc *	7,254	310,036
Arden Group Inc ‘A’	673	74,292
B&G Foods Inc	28,842	982,070
Boulder Brands Inc *	32,910	396,566
Cal-Maine Foods Inc	7,988	371,522
Calavo Growers Inc	6,673	181,439
Casey’s General Stores Inc	20,876	1,255,900
Central Garden & Pet Co ‘A’ *	21,966	151,565
Chiquita Brands International Inc *	25,474	278,176
Coca-Cola Bottling Co Consolidated	2,565	156,850
Craft Brew Alliance Inc *	5,749	47,372
Darling International Inc *	64,489	1,203,365
Diamond Foods Inc *	12,111	251,303
Dole Food Co Inc *	27,279	347,807
Elizabeth Arden Inc *	13,908	626,834
Fairway Group Holdings Corp *	8,423	203,584
Farmer Bros Co *	3,977	55,917
Fresh Del Monte Produce Inc (Cayman)	20,309	566,215
Griffin Land & Nurseries Inc	1,602	45,689
Harbinger Group Inc *	19,330	145,748
Harris Teeter Supermarkets Inc	26,446	1,239,260
Ingles Markets Inc ‘A’	6,972	176,043
Inter Parfums Inc	8,928	254,627
Inventure Foods Inc *	7,537	63,009
J&J Snack Foods Corp	8,117	631,503
John B Sanfilippo & Son Inc	4,458	89,873
Lancaster Colony Corp	10,007	780,446
Lifevantage Corp *	57,217	132,743
Lifeway Foods Inc	2,558	44,407
Limoneira Co	5,339	110,677
Medifast Inc *	7,461	192,195
Nash Finch Co	6,773	149,074
National Beverage Corp	6,601	115,319
Natural Grocers by Vitamin Cottage Inc *	4,615	143,065
Nature’s Sunshine Products Inc	6,285	102,760
Nutraceutical International Corp	4,874	99,625
Oil-Dri Corp of America	2,846	78,180
Omega Protein Corp *	10,983	98,627
Orchids Paper Products Co	3,086	81,008
Pilgrim’s Pride Corp *	33,138	495,082
Post Holdings Inc *	17,529	765,316
Prestige Brands Holdings Inc *	28,009	816,182
PriceSmart Inc	10,237	897,068

	Shares	Value
Revlon Inc ‘A’ *	6,361	$140,324
Rite Aid Corp *	396,291	1,133,392
Roundy’s Inc	12,946	107,840
Sanderson Farms Inc	12,508	830,781
Seaboard Corp	161	435,988
Seneca Foods Corp ‘A’ *	4,626	141,926
Snyder’s-Lance Inc	25,229	716,756
Spartan Stores Inc	11,976	220,837
Spectrum Brands Holdings Inc	11,667	663,502
Star Scientific Inc *	88,189	122,583
SUPERVALU Inc *	111,366	692,697
Susser Holdings Corp *	9,703	464,580
Synutra International Inc *	10,481	53,348
The Andersons Inc	10,125	538,549
The Boston Beer Co Inc ‘A’ *	4,439	757,471
The Chefs’ Warehouse Inc *	7,062	121,466
The Female Health Co	11,312	111,536
The Hain Celestial Group Inc *	20,895	1,357,548
The Pantry Inc *	13,096	159,509
Tootsie Roll Industries Inc	11,021	350,247
TreeHouse Foods Inc *	19,732	1,293,235
United Natural Foods Inc *	26,786	1,446,176
Universal Corp	12,610	729,488
USANA Health Sciences Inc *	3,236	234,222
Vector Group Ltd	31,850	516,607
Village Super Market Inc ‘A’	4,009	132,658
WD-40 Co	8,463	461,064
Weis Markets Inc	5,908	266,274

		29,669,404

Energy - 5.5%

Abraxas Petroleum Corp *	46,444	97,532
Adams Resources & Energy Inc	1,221	84,115
Alon USA Energy Inc	12,223	176,745
Alpha Natural Resources Inc *	119,066	623,906
Amyris Inc *	17,187	49,670
Apco Oil and Gas International Inc * (Cayman)	5,269	60,752
Approach Resources Inc *	18,758	460,884
Arch Coal Inc	116,640	440,899
Basic Energy Services Inc *	16,797	203,076
Berry Petroleum Co ‘A’	28,659	1,212,849
Bill Barrett Corp *	26,636	538,580
Bolt Technology Corp	4,919	84,016
Bonanza Creek Energy Inc *	15,822	561,048
BPZ Resources Inc *	63,236	113,192
Bristow Group Inc	19,599	1,280,207
C&J Energy Services Inc *	24,686	478,168
Cal Dive International Inc *	53,724	101,001
Callon Petroleum Co *	22,089	74,440
CARBO Ceramics Inc	10,436	703,699
Carrizo Oil & Gas Inc *	21,959	622,098
Clayton Williams Energy Inc *	3,288	143,028
Clean Energy Fuels Corp *	37,413	493,852
Cloud Peak Energy Inc *	33,487	551,866
Comstock Resources Inc	26,556	417,726
Contango Oil & Gas Co	7,161	241,684
Crimson Exploration Inc *	12,241	34,520
Crosstex Energy Inc	25,749	508,800
Dawson Geophysical Co *	4,429	163,253
Delek US Holdings Inc	19,947	574,075
Diamondback Energy Inc *	9,675	322,371
Emerald Oil Inc *	19,378	132,933
Endeavour International Corp *	26,220	100,685
Energy XXI Ltd (Bermuda)	43,220	958,620
EPL Oil & Gas Inc *	16,227	476,425
Equal Energy Ltd (Canada)	14,738	62,047
Era Group Inc *	10,252	268,090
Evolution Petroleum Corp *	9,570	104,409
EXCO Resources Inc	72,515	554,015

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Exterran Holdings Inc *	31,606	$888,761
Forest Oil Corp *	66,417	271,645
Forum Energy Technologies Inc *	20,819	633,522
Frontline Ltd * (Bermuda)	29,548	52,300
FX Energy Inc *	29,472	94,605
GasLog Ltd (Bermuda)	13,837	177,114
Gastar Exploration Ltd * (Canada)	33,877	90,452
Geospace Technologies Corp *	7,103	490,675
Global Geophysical Services Inc *	11,003	51,934
Goodrich Petroleum Corp *	14,513	185,766
Green Plains Renewable Energy Inc *	13,949	185,801
Gulf Island Fabrication Inc	8,070	154,540
Gulfmark Offshore Inc ‘A’	14,525	654,932
Halcon Resources Corp *	111,756	633,656
Hallador Energy Co	3,960	31,878
Helix Energy Solutions Group Inc *	57,761	1,330,813
Hercules Offshore Inc *	87,489	615,923
Hornbeck Offshore Services Inc *	19,506	1,043,571
ION Geophysical Corp *	72,853	438,575
Isramco Inc *	613	57,119
Key Energy Services Inc *	83,148	494,731
KiOR Inc ‘A’ *	21,527	122,919
Knightsbridge Tankers Ltd (Bermuda)	14,017	103,165
Kodiak Oil & Gas Corp * (Canada)	145,126	1,290,170
L&L Energy Inc *	14,458	51,760
Lufkin Industries Inc	18,444	1,631,741
Magnum Hunter Resources Corp *	93,250	340,362
Matador Resources Co *	25,766	308,677
Matrix Service Co *	14,451	225,147
Midstates Petroleum Co Inc *	17,070	92,349
Miller Energy Resources Inc *	17,729	70,916
Mitcham Industries Inc *	7,241	121,504
Natural Gas Services Group Inc *	6,952	163,302
Newpark Resources Inc *	47,913	526,564
Nordic American Tankers Ltd (Bermuda)	35,216	266,585
Northern Oil & Gas Inc *	35,110	468,367
Nuverra Environmental Solutions Inc *	79,644	230,968
Panhandle Oil & Gas Inc ‘A’	4,063	115,795
Parker Drilling Co *	65,288	325,134
PDC Energy Inc *	16,588	853,950
Penn Virginia Corp *	30,650	144,055
PetroQuest Energy Inc *	32,336	128,051
PHI Inc *	7,064	242,295
Pioneer Energy Services Corp *	34,262	226,814
Quicksilver Resources Inc *	67,143	112,800
Renewable Energy Group Inc *	11,265	160,301
Rentech Inc	88,191	185,201
Resolute Energy Corp *	36,100	288,078
REX American Resources Corp *	3,136	90,223
Rex Energy Corp *	24,502	430,745
RigNet Inc *	6,795	173,137
Rosetta Resources Inc *	33,287	1,415,363
Sanchez Energy Corp *	15,125	347,270
Scorpio Tankers Inc	87,735	787,860
SEACOR Holdings Inc	10,477	870,115
SemGroup Corp ‘A’	23,256	1,252,568
Ship Finance International Ltd (Bermuda)	27,330	405,577
Solazyme Inc *	25,923	303,818
Stone Energy Corp *	27,298	601,375
Swift Energy Co *	23,727	284,487
Synergy Resources Corp *	22,489	164,619
Targa Resources Corp	17,687	1,137,805
Teekay Tankers Ltd ‘A’	35,985	94,640
Tesco Corp * (Canada)	16,792	222,494
TETRA Technologies Inc *	42,958	440,749
TGC Industries Inc	9,087	74,695
Triangle Petroleum Corp *	24,807	173,897
Ur-Energy Inc * (Canada)	57,467	78,155
Uranium Energy Corp *	48,702	87,177
Vaalco Energy Inc *	32,528	186,060

	Shares	Value
Vantage Drilling Co * (Cayman)	107,765	$219,841
W&T Offshore Inc	19,068	272,482
Warren Resources Inc *	40,791	104,017
Western Refining Inc	29,881	838,760
Westmoreland Coal Co *	6,341	71,209
Willbros Group Inc *	21,634	132,833
ZaZa Energy Corp *	18,348	22,018

		42,734,548

Financials - 23.2%

1st Source Corp	8,512	202,245
1st United Bancorp Inc	17,051	114,583
Acadia Realty Trust REIT	29,722	733,836
Access National Corp	4,280	55,554
AG Mortgage Investment Trust Inc REIT	15,181	285,555
Agree Realty Corp REIT	7,268	214,551
Alexander & Baldwin Inc *	22,308	886,743
Alexander’s Inc REIT	1,144	336,004
Altisource Residential Corp *	12,332	205,821
Ambac Financial Group Inc *	23,833	567,940
American Assets Trust Inc REIT	18,193	561,436
American Capital Mortgage Investment Corp REIT	32,482	583,702
American Equity Investment Life Holding Co	35,044	550,191
American National Bankshares Inc	4,423	102,791
American Realty Capital Properties Inc REIT	83,064	1,267,557
American Residential Properties Inc REIT *	6,562	112,866
American Safety Insurance Holdings Ltd * (Bermuda)	4,987	144,374
Ameris Bancorp *	13,512	227,677
AMERISAFE Inc	10,207	330,605
Ames National Corp	4,770	108,565
AmREIT Inc	7,908	152,941
AmTrust Financial Services Inc	15,081	538,392
Anworth Mortgage Asset Corp REIT	81,911	458,702
Apollo Commercial Real Estate Finance Inc REIT	18,633	295,892
Apollo Investment Corp	123,005	952,059
Apollo Residential Mortgage Inc REIT	17,441	287,428
Ares Commercial Real Estate Corp REIT	4,249	54,430
Argo Group International Holdings Ltd (Bermuda)	14,921	632,501
Arlington Asset Investment Corp ‘A’	7,879	210,684
Armada Hoffler Properties Inc REIT	8,781	103,440
ARMOUR Residential REIT Inc	205,799	969,313
Arrow Financial Corp	5,952	147,312
Ashford Hospitality Trust Inc REIT	29,632	339,286
Associated Estates Realty Corp REIT	27,430	441,074
Astoria Financial Corp	48,487	522,690
AV Homes Inc *	5,305	94,058
Aviv REIT Inc	5,903	149,287
Baldwin & Lyons Inc ‘B’	5,349	129,874
BancFirst Corp	3,627	168,837
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Multi-National)	15,612	349,553
BancorpSouth Inc	52,169	923,391
Bank Mutual Corp	26,415	148,981
Bank of Kentucky Financial Corp	3,291	93,596
Bank of Marin Bancorp	2,990	119,600
Bank of the Ozarks Inc	16,813	728,507
BankFinancial Corp	12,163	103,386
Banner Corp	10,646	359,728
Bar Harbor Bankshares	2,187	79,935
BBCN Bancorp Inc	43,426	617,518
BBX Capital Corp ‘A’ *	3,063	39,543
Beneficial Mutual Bancorp Inc *	19,065	160,146
Berkshire Hills Bancorp Inc	13,676	379,646
BGC Partners Inc ‘A’	67,424	397,127
BlackRock Kelso Capital Corp	41,372	387,242

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
BNC Bancorp	6,171	$70,473
BofI Holding Inc *	6,657	305,024
Boston Private Financial Holdings Inc	43,678	464,734
Bridge Bancorp Inc	4,876	109,710
Bridge Capital Holdings *	5,433	86,167
Brookline Bancorp Inc	39,688	344,492
Bryn Mawr Bank Corp	6,802	162,772
C&F Financial Corp	1,785	99,478
Calamos Asset Management Inc ‘A’	11,009	115,595
California First National Bancorp	1,474	24,321
Camden National Corp	4,363	154,756
Campus Crest Communities Inc REIT	35,940	414,748
Capital Bank Financial Corp ‘A’ *	12,783	242,749
Capital City Bank Group Inc *	6,779	78,162
Capital Southwest Corp	1,718	236,792
Capitol Federal Financial Inc	75,990	922,519
CapLease Inc REIT	49,678	419,282
Capstead Mortgage Corp REIT	53,235	644,143
Cardinal Financial Corp	16,552	242,321
Cascade Bancorp *	3,653	22,685
Cash America International Inc	15,602	709,267
Cathay General Bancorp	43,320	881,562
Cedar Realty Trust Inc REIT	33,748	174,815
Center Bancorp Inc	7,198	91,343
Centerstate Banks Inc	17,435	151,336
Central Pacific Financial Corp *	12,263	220,734
Century Bancorp Inc ‘A’	1,920	67,200
Chambers Street Properties REIT	132,536	1,325,360
Charter Financial Corp	10,938	110,255
Chatham Lodging Trust REIT	9,475	162,780
Chemical Financial Corp	15,444	401,390
Chemung Financial Corp	801	26,825
Chesapeake Lodging Trust REIT	26,851	558,232
CIFC Corp *	3,435	25,934
Citizens & Northern Corp	7,019	135,607
Citizens Inc *	23,013	137,618
City Holding Co	8,666	337,541
Clifton Savings Bancorp Inc	5,128	60,767
CNB Financial Corp	7,300	123,662
CNO Financial Group Inc	119,801	1,552,621
CoBiz Financial Inc	20,000	166,000
Cohen & Steers Inc	10,280	349,314
Colonial Properties Trust REIT	48,450	1,168,614
Colony Financial Inc REIT	35,765	711,366
Columbia Banking System Inc	28,052	667,918
Community Bank System Inc	21,916	676,109
Community Trust Bancorp Inc	7,757	276,304
ConnectOne Bancorp Inc *	1,033	31,754
Consolidated-Tomoka Land Co	2,832	108,069
Consumer Portfolio Services Inc *	8,199	60,181
Coresite Realty Corp REIT	11,400	362,634
Cousins Properties Inc REIT	58,357	589,406
Cowen Group Inc ‘A’ *	51,147	148,326
Crawford & Co ‘B’	14,716	82,704
Credit Acceptance Corp *	3,989	419,044
Crescent Financial Bancshares Inc *	3,938	17,248
CU Bancorp *	4,256	67,245
CubeSmart REIT	73,054	1,167,403
Customers Bancorp Inc *	10,852	176,345
CVB Financial Corp	49,401	580,956
CyrusOne Inc REIT	10,587	219,574
CYS Investments Inc REIT	96,402	887,862
DCT Industrial Trust Inc REIT	155,672	1,113,055
DFC Global Corp *	22,416	309,565
Diamond Hill Investment Group Inc	1,481	125,959
DiamondRock Hospitality Co REIT	105,183	980,306
Dime Community Bancshares Inc	17,739	271,761
Donegal Group Inc ‘A’	4,633	64,723
Doral Financial Corp *	72,949	60,548
DuPont Fabros Technology Inc REIT	34,145	824,602

	Shares	Value
Dynex Capital Inc REIT	30,590	$311,712
Eagle Bancorp Inc *	11,987	268,274
Eastern Insurance Holdings Inc	4,010	75,188
EastGroup Properties Inc REIT	16,638	936,220
Education Realty Trust Inc REIT	62,883	643,293
eHealth Inc *	10,953	248,852
Ellington Residential Mortgage REIT	2,941	52,497
EMC Insurance Group Inc	2,809	73,764
Employers Holdings Inc	11,612	283,913
Encore Capital Group Inc *	12,600	417,186
Enstar Group Ltd * (Bermuda)	5,050	671,549
Enterprise Bancorp Inc	3,542	65,492
Enterprise Financial Services Corp	10,125	161,595
EPR Properties REIT	25,790	1,296,463
Equity One Inc REIT	31,473	712,234
ESB Financial Corp	7,334	88,961
ESSA Bancorp Inc	5,415	59,348
EverBank Financial Corp	42,245	699,577
Evercore Partners Inc ‘A’	17,124	672,631
Excel Trust Inc REIT	26,330	337,287
Ezcorp Inc ‘A’ *	27,159	458,444
F.N.B. Corp	78,228	944,994
Farmers Capital Bank Corp *	3,174	68,844
FBL Financial Group Inc ‘A’	4,960	215,810
FBR & Co *	4,954	125,138
Federal Agricultural Mortgage Corp ‘C’	5,521	159,446
FelCor Lodging Trust Inc REIT *	69,197	408,954
Fidelity Southern Corp *	5,694	70,435
Fidus Investment Corp	7,617	142,514
Fifth Street Finance Corp	66,555	695,500
Financial Engines Inc	26,785	1,221,128
Financial Institutions Inc	7,874	144,960
First American Financial Corp	58,855	1,297,164
First Bancorp NC	10,085	142,198
First BanCorp PR *	39,154	277,210
First Busey Corp	42,541	191,434
First Cash Financial Services Inc *	15,953	785,047
First Commonwealth Financial Corp	55,169	406,596
First Community Bancshares Inc	10,149	159,136
First Connecticut Bancorp Inc	9,427	131,224
First Defiance Financial Corp	5,471	123,371
First Federal Bancshares of Arkansas Inc *	2,085	16,472
First Financial Bancorp	32,447	483,460
First Financial Bankshares Inc	17,354	965,924
First Financial Corp	6,335	196,322
First Financial Holdings Inc	9,336	198,017
First Financial Northwest Inc	9,204	94,893
First Industrial Realty Trust Inc REIT	59,323	899,930
First Interstate Bancsystem Inc	8,915	184,808
First M&F Corp	3,476	54,956
First Merchants Corp	16,213	278,053
First Midwest Bancorp Inc	41,866	574,402
First NBC Bank Holding Co *	1,916	46,750
First Pactrust Bancorp Inc	5,795	78,696
First Potomac Realty Trust REIT	31,851	415,974
First Security Group Inc *	29,750	64,558
Firsthand Technology Value Fund Inc *	4,698	93,302
FirstMerit Corp	90,324	1,809,190
Flagstar Bancorp Inc *	10,105	141,066
Flushing Financial Corp	17,367	285,687
FNB United Corp *	6,133	49,739
Forestar Group Inc *	19,106	383,266
Fortegra Financial Corp *	3,780	25,969
Fox Chase Bancorp Inc	7,173	121,941
Franklin Financial Corp	6,916	124,557
Franklin Street Properties Corp REIT	48,841	644,701
FXCM Inc ‘A’	19,164	314,481
Gain Capital Holdings Inc	7,895	49,817
GAMCO Investors Inc ‘A’	3,410	188,948
Garrison Capital Inc	2,393	36,900

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
German American Bancorp Inc	7,254	$163,360
Getty Realty Corp REIT	14,597	301,428
GFI Group Inc	38,859	151,939
Glacier Bancorp Inc	39,577	878,214
Gladstone Capital Corp	12,096	98,824
Gladstone Commercial Corp REIT	6,642	123,807
Gladstone Investment Corp	14,901	109,522
Glimcher Realty Trust REIT	77,852	850,144
Global Indemnity PLC * (Ireland)	5,529	130,208
Golub Capital BDC Inc	17,964	314,370
Government Properties Income Trust REIT	28,896	728,757
Gramercy Property Trust Inc REIT *	31,791	143,059
Great Southern Bancorp Inc	5,833	157,258
Green Dot Corp ‘A’ *	13,838	276,068
Greenhill & Co Inc	15,464	707,323
Greenlight Capital Re Ltd ‘A’ * (Cayman)	15,735	385,980
GSV Capital Corp *	10,813	84,990
Guaranty Bancorp	8,966	101,764
Hallmark Financial Services Inc *	8,394	76,721
Hampton Roads Bankshares Inc *	9,134	11,783
Hancock Holding Co	45,445	1,366,531
Hanmi Financial Corp *	17,444	308,235
Hannon Armstrong Sustainable Infrastructure Capital Inc *	7,486	88,934
HCI Group Inc	5,046	155,013
Health Insurance Innovations Inc ‘A’ *	2,305	24,249
Healthcare Realty Trust Inc REIT	48,773	1,243,711
Heartland Financial USA Inc	8,227	226,160
Hercules Technology Growth Capital Inc	34,168	476,302
Heritage Commerce Corp *	12,403	86,821
Heritage Financial Corp	9,052	132,612
Heritage Oaks Bancorp *	11,549	71,257
Hersha Hospitality Trust REIT	107,017	603,576
HFF Inc ‘A’	18,246	324,231
Highwoods Properties Inc REIT	44,223	1,574,781
Hilltop Holdings Inc *	33,161	543,840
Hingham Institution for Savings	620	42,086
Home Bancorp Inc *	3,838	71,003
Home BancShares Inc	24,730	642,238
Home Federal Bancorp Inc	8,571	109,195
Home Loan Servicing Solutions Ltd (Cayman)	30,858	739,666
HomeStreet Inc	6,437	138,074
HomeTrust Bancshares Inc *	11,901	201,841
Horace Mann Educators Corp	21,846	532,605
Horizon Bancorp	4,027	82,191
Horizon Technology Finance Corp	4,166	57,241
Hudson Pacific Properties Inc REIT	23,715	504,655
Hudson Valley Holding Corp	8,846	150,205
IBERIABANK Corp	16,200	868,482
ICG Group Inc *	20,979	239,161
Imperial Holdings Inc *	8,028	54,992
Independence Holding Co	4,833	57,126
Independent Bank Corp	12,356	426,282
Independent Bank Group Inc *	1,605	48,792
Infinity Property & Casualty Corp	6,415	383,360
Inland Real Estate Corp REIT	44,557	455,373
International Bancshares Corp	29,243	660,307
Intervest Bancshares Corp ‘A’ *	7,206	48,136
INTL FCStone Inc *	7,681	134,033
Invesco Mortgage Capital Inc REIT	74,079	1,226,748
Investment Technology Group Inc *	20,808	290,896
Investors Bancorp Inc	25,018	527,379
Investors Real Estate Trust REIT	54,754	470,884
Investors Title Co	723	51,290
iStar Financial Inc REIT *	46,986	530,472
Janus Capital Group Inc	78,378	666,997
JAVELIN Mortgage Investment Corp	6,841	96,390
JMP Group Inc	9,213	61,174
Kansas City Life Insurance Co	2,288	87,562

	Shares	Value
KCAP Financial Inc	14,983	$168,709
Kearny Financial Corp *	8,796	92,270
Kennedy-Wilson Holdings Inc	28,166	468,682
Kite Realty Group Trust REIT	47,217	284,719
Knight Capital Group Inc ‘A’ *	102,724	368,779
Ladenburg Thalmann Financial Services Inc *	59,562	98,277
Lakeland Bancorp Inc	17,238	179,792
Lakeland Financial Corp	9,073	251,776
LaSalle Hotel Properties REIT	52,191	1,289,118
LCNB Corp	1,464	32,735
Lexington Realty Trust REIT	90,431	1,056,234
LTC Properties Inc REIT	19,209	750,111
Macatawa Bank Corp *	9,545	48,107
Maiden Holdings Ltd (Bermuda)	28,246	316,920
Main Street Capital Corp	18,505	512,403
MainSource Financial Group Inc	11,450	153,773
Manning & Napier Inc	7,590	134,798
MarketAxess Holdings Inc	20,366	952,110
Marlin Business Services Corp	4,583	104,401
MB Financial Inc	29,978	803,410
MCG Capital Corp	40,456	210,776
Meadowbrook Insurance Group Inc	28,140	225,964
Medallion Financial Corp	10,181	141,618
Medical Properties Trust Inc REIT	82,619	1,183,104
Medley Capital Corp	17,083	231,987
Mercantile Bank Corp	5,036	90,497
Merchants Bancshares Inc	2,837	83,890
Meridian Interstate Bancorp Inc *	4,887	92,022
Meta Financial Group Inc	2,043	53,690
Metro Bancorp Inc *	8,000	160,240
MetroCorp Bancshares Inc	9,418	91,920
MGIC Investment Corp *	176,855	1,073,510
Middleburg Financial Corp	3,206	61,235
MidSouth Bancorp Inc	4,967	77,138
MidWestOne Financial Group Inc	3,925	94,436
Monmouth Real Estate Investment Corp ‘A’ REIT	23,163	228,619
Montpelier Re Holdings Ltd (Bermuda)	25,268	631,953
MPG Office Trust Inc REIT *	30,448	95,607
MVC Capital Inc	13,494	169,889
NASB Financial Inc *	2,354	61,604
National Bank Holdings Corp ‘A’	27,650	544,705
National Bankshares Inc	4,089	145,282
National Financial Partners Corp *	22,000	556,820
National Health Investors Inc REIT	13,604	814,335
National Interstate Corp	3,669	107,318
National Penn Bancshares Inc	65,143	661,853
National Western Life Insurance Co ‘A’	1,213	230,288
NBT Bancorp Inc	24,431	517,204
Nelnet Inc ‘A’	12,614	455,239
Netspend Holdings Inc *	19,005	303,510
New Mountain Finance Corp	16,128	228,372
New Residential Investment Corp REIT	132,625	893,892
New York Mortgage Trust Inc REIT	34,500	233,565
NewBridge Bancorp *	10,876	65,147
NewStar Financial Inc *	14,643	195,045
NGP Capital Resources Co	12,259	75,148
Nicholas Financial Inc (Canada)	5,527	83,568
Northfield Bancorp Inc	29,107	341,134
Northrim BanCorp Inc	3,594	86,939
NorthStar Realty Finance Corp REIT	108,324	985,748
Northwest Bancshares Inc	51,962	702,007
OceanFirst Financial Corp	8,077	125,597
OFG Bancorp	25,236	457,024
Old National Bancorp	55,661	769,792
OmniAmerican Bancorp Inc *	6,243	137,533
One Liberty Properties Inc REIT	6,471	142,103
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	12,479	180,696
Oppenheimer Holdings Inc ‘A’	5,618	106,967

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Oritani Financial Corp	25,240	$395,763
Pacific Continental Corp	10,235	120,773
Pacific Premier Bancorp Inc *	6,622	80,921
PacWest Bancorp	20,529	629,214
Palmetto Bancshares Inc *	1,501	19,513
Park National Corp	6,255	430,281
Park Sterling Corp *	25,433	150,309
Parkway Properties Inc REIT	22,876	383,402
Peapack Gladstone Financial Corp	5,137	89,898
Pebblebrook Hotel Trust REIT	33,640	869,594
PennantPark Floating Rate Capital Ltd	4,724	66,797
PennantPark Investment Corp	36,602	404,452
Penns Woods Bancorp Inc	2,109	88,283
Pennsylvania REIT	37,614	710,152
PennyMac Financial Services Inc ‘A’ *	6,105	129,853
PennyMac Mortgage Investment Trust REIT	35,994	757,674
Peoples Bancorp Inc	6,023	126,965
PHH Corp *	31,149	634,817
PICO Holdings Inc *	12,804	268,372
Pinnacle Financial Partners Inc *	19,277	495,612
Piper Jaffray Cos *	9,498	300,232
Platinum Underwriters Holdings Ltd (Bermuda)	17,283	988,933
Portfolio Recovery Associates Inc *	9,248	1,420,770
Potlatch Corp REIT	22,353	903,955
Preferred Bank *	6,500	107,120
Primerica Inc	30,412	1,138,625
PrivateBancorp Inc	35,599	755,055
Prospect Capital Corp	131,859	1,424,077
Prosperity Bancshares Inc	32,243	1,669,865
Provident Financial Holdings Inc	5,056	80,289
Provident Financial Services Inc	33,394	526,957
Provident New York Bancorp	22,397	209,188
PS Business Parks Inc REIT	10,096	728,628
Pzena Investment Management Inc ‘A’	5,737	37,405
Radian Group Inc	94,578	1,098,996
RAIT Financial Trust REIT	39,337	295,814
Ramco-Gershenson Properties Trust REIT	33,324	517,522
Redwood Trust Inc REIT	44,445	755,565
Regional Management Corp *	2,867	71,675
Renasant Corp	14,016	341,149
Republic Bancorp Inc ‘A’	5,609	122,949
Resource America Inc ‘A’	7,064	60,044
Resource Capital Corp REIT	69,673	428,489
Retail Opportunity Investments Corp REIT	36,872	512,521
RLI Corp	11,625	888,266
RLJ Lodging Trust REIT	67,910	1,527,296
Rockville Financial Inc	16,077	210,287
Roma Financial Corp *	4,251	77,198
Rouse Properties Inc REIT	12,405	243,386
Ryman Hospitality Properties REIT	23,792	928,126
S&T Bancorp Inc	16,457	322,557
S.Y. Bancorp Inc	7,097	174,089
Sabra Health Care REIT Inc	20,633	538,728
Safeguard Scientifics Inc *	11,692	187,657
Safety Insurance Group Inc	7,163	347,477
Sandy Spring Bancorp Inc	13,396	289,622
Saul Centers Inc REIT	4,107	182,597
SCBT Financial Corp	9,263	466,763
Seacoast Banking Corp of Florida *	43,098	94,816
Select Income REIT	8,394	235,368
Selective Insurance Group Inc	30,367	699,048
Sierra Bancorp	6,717	99,412
Silver Bay Realty Trust Corp REIT	9,632	159,506
Simmons First National Corp ‘A’	9,554	249,264
Solar Capital Ltd	24,555	566,975
Solar Senior Capital Ltd	6,379	117,437
Southside Bancshares Inc	10,284	245,582
Southwest Bancorp Inc *	11,036	145,675
Sovran Self Storage Inc REIT	17,027	1,103,179

	Shares	Value
Spirit Realty Capital Inc REIT	30,424	$539,113
STAG Industrial Inc REIT	22,282	444,526
State Auto Financial Corp	8,574	155,790
State Bank Financial Corp	17,925	269,413
StellarOne Corp	13,056	256,550
Stellus Capital Investment Corp	6,222	93,641
Sterling Bancorp	17,630	204,861
Sterling Financial Corp	17,961	427,113
Stewart Information Services Corp	11,887	311,321
Stifel Financial Corp *	34,383	1,226,442
Strategic Hotels & Resorts Inc REIT *	99,956	885,610
Suffolk Bancorp *	5,945	97,141
Summit Hotel Properties Inc REIT	34,143	322,651
Sun Bancorp Inc *	23,519	79,729
Sun Communities Inc REIT	19,817	986,094
Sunstone Hotel Investors Inc REIT *	89,651	1,082,984
Susquehanna Bancshares Inc	101,986	1,310,520
SWS Group Inc *	16,648	90,732
Symetra Financial Corp	43,040	688,210
Taylor Capital Group Inc *	9,388	158,563
TCP Capital Corp	13,245	222,119
Tejon Ranch Co *	7,397	210,741
Terreno Realty Corp REIT	10,573	195,918
Territorial Bancorp Inc	6,084	137,559
Texas Capital Bancshares Inc *	22,311	989,716
The Bancorp Inc *	18,313	274,512
The First Bancorp Inc	5,384	94,112
The First Marblehead Corp *	43,994	51,913
The First of Long Island Corp	4,366	144,908
The Geo Group Inc REIT	38,907	1,320,893
The Navigators Group Inc *	5,696	324,900
The Phoenix Cos Inc *	3,202	137,686
THL Credit Inc	13,546	205,764
Thomas Properties Group Inc	18,190	96,407
TICC Capital Corp	29,558	284,348
Tompkins Financial Corp	7,123	321,888
Tower Group International Ltd (Bermuda)	30,176	618,910
TowneBank	15,096	222,213
Tree.com Inc	3,406	58,379
Triangle Capital Corp	15,209	418,400
TriCo Bancshares	9,045	192,930
Tristate Capital Holdings Inc *	2,604	35,805
TrustCo Bank Corp NY	53,780	292,563
Trustmark Corp	36,728	902,774
UMB Financial Corp	17,691	984,858
UMH Properties Inc REIT	7,876	80,887
Umpqua Holdings Corp	61,267	919,618
Union First Market Bankshares Corp	11,461	235,982
United Bankshares Inc	15,589	412,329
United Community Banks Inc *	23,255	288,827
United Community Financial Corp *	16,108	74,902
United Financial Bancorp Inc	11,164	169,135
United Fire Group Inc	11,462	284,601
Universal Health Realty Income Trust REIT	6,514	280,949
Universal Insurance Holdings Inc	14,753	104,451
Univest Corp of Pennsylvania	9,514	181,432
Urstadt Biddle Properties Inc ‘A’ REIT	14,100	284,397
ViewPoint Financial Group Inc	21,146	440,048
Virginia Commerce Bancorp Inc *	15,328	213,979
Virtus Investment Partners Inc *	3,209	565,650
Walker & Dunlop Inc *	8,510	148,925
Walter Investment Management Corp *	20,134	680,731
Washington Banking Co	8,839	125,514
Washington REIT	36,562	983,883
Washington Trust Bancorp Inc	8,178	233,237
Waterstone Financial Inc *	4,396	44,663
Webster Financial Corp	48,690	1,250,359
WesBanco Inc	14,223	375,914
West Bancorp Inc	9,314	109,440
Westamerica Bancorp	14,879	679,822

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Western Alliance Bancorp *	40,666	$643,743
Western Asset Mortgage Capital Corp REIT	12,361	215,823
Westfield Financial Inc	12,407	86,849
Westwood Holdings Group Inc	3,756	161,208
WhiteHorse Finance Inc	3,629	57,157
Whitestone REIT	8,734	137,648
Wilshire Bancorp Inc	34,972	231,515
Winthrop Realty Trust REIT	16,398	197,268
Wintrust Financial Corp	20,154	771,495
WisdomTree Investments Inc *	54,031	625,139
World Acceptance Corp *	5,131	446,089
WSFS Financial Corp	4,264	223,391
Yadkin Financial Corp *	6,033	84,703
ZAIS Financial Corp REIT	2,907	52,820

		179,174,508

Health Care - 12.2%

Abaxis Inc	12,059	572,923
ABIOMED Inc *	20,836	449,224
Acadia Healthcare Co Inc *	19,209	635,242
ACADIA Pharmaceuticals Inc *	38,071	690,989
Accelerate Diagnostics Inc *	4,757	38,627
Accretive Health Inc *	31,633	341,953
Accuray Inc *	40,115	230,260
AcelRx Pharmaceuticals Inc *	10,980	101,785
Achillion Pharmaceuticals Inc *	51,924	424,738
Acorda Therapeutics Inc *	22,294	735,479
Addus HomeCare Corp *	2,722	53,732
Aegerion Pharmaceuticals Inc *	15,766	998,618
Affymetrix Inc *	39,824	176,819
Air Methods Corp	21,260	720,289
Akorn Inc *	31,679	428,300
Albany Molecular Research Inc *	11,967	142,048
Align Technology Inc *	39,853	1,476,155
Alimera Sciences Inc *	8,282	40,416
Alliance HealthCare Services Inc *	2,267	35,456
Almost Family Inc	4,650	88,350
Alnylam Pharmaceuticals Inc *	31,601	979,947
Alphatec Holdings Inc *	30,942	63,431
AMAG Pharmaceuticals Inc *	12,027	267,601
Amedisys Inc *	16,957	197,040
Amicus Therapeutics Inc *	17,185	40,041
AMN Healthcare Services Inc *	24,720	353,990
Ampio Pharmaceuticals Inc *	15,252	88,004
AmSurg Corp *	17,456	612,706
Anacor Pharmaceuticals Inc *	13,379	74,789
Analogic Corp	6,705	488,325
AngioDynamics Inc *	13,723	154,795
Anika Therapeutics Inc *	6,687	113,679
Antares Pharma Inc *	61,414	255,482
Arena Pharmaceuticals Inc *	119,597	920,897
ArQule Inc *	32,602	75,637
Array BioPharma Inc *	64,492	292,794
ArthroCare Corp *	15,343	529,794
Assisted Living Concepts Inc ‘A’	10,927	130,687
Astex Pharmaceuticals Inc *	52,644	216,367
athenahealth Inc *	19,995	1,693,976
AtriCure Inc *	10,946	103,987
Atrion Corp	888	194,214
Auxilium Pharmaceuticals Inc *	26,838	446,316
AVANIR Pharmaceuticals Inc ‘A’ *	81,328	374,109
AVEO Pharmaceuticals Inc *	27,735	69,338
Bio-Reference Labs Inc *	13,540	389,275
BioDelivery Sciences International Inc *	16,421	66,669
Biolase Inc *	15,785	56,510
BioScrip Inc *	31,572	520,938
Biotime Inc *	19,909	78,840
Cadence Pharmaceuticals Inc *	34,034	232,112
Cambrex Corp *	16,708	233,411
Cantel Medical Corp	11,866	401,901

	Shares	Value
Capital Senior Living Corp *	15,724	$375,804
Cardiovascular Systems Inc *	11,298	239,518
Cell Therapeutics Inc *	56,604	59,434
Celldex Therapeutics Inc *	44,514	694,864
Cempra Inc *	6,801	53,252
Centene Corp *	29,449	1,544,895
Cepheid Inc *	36,562	1,258,464
Cerus Corp *	39,022	172,477
Chelsea Therapeutics International Ltd *	34,781	79,996
Chemed Corp	10,258	742,987
ChemoCentryx Inc *	12,071	170,684
Chimerix Inc *	4,054	98,269
Chindex International Inc *	6,653	107,912
Clovis Oncology Inc *	7,575	507,373
Computer Programs & Systems Inc	6,129	301,179
CONMED Corp	15,290	477,660
Corcept Therapeutics Inc *	27,575	47,705
Cornerstone Therapeutics Inc *	4,748	37,984
Coronado Biosciences Inc *	12,045	103,587
Corvel Corp *	6,872	201,143
Cross Country Healthcare Inc *	15,153	78,189
CryoLife Inc	15,709	98,338
Curis Inc *	44,286	141,272
Cutera Inc *	6,883	60,570
Cyberonics Inc *	15,120	785,635
Cynosure Inc ‘A’ *	10,121	262,931
Cytokinetics Inc *	13,008	150,503
Cytori Therapeutics Inc *	35,133	80,806
Dendreon Corp *	85,531	352,388
Depomed Inc *	31,512	176,782
Derma Sciences Inc *	7,230	96,520
DexCom Inc *	38,488	864,056
Durata Therapeutics Inc *	7,347	52,898
Dyax Corp *	60,676	209,939
Dynavax Technologies Corp *	102,280	112,508
Emergent Biosolutions Inc *	14,573	210,143
Emeritus Corp *	21,819	505,764
Enanta Pharmaceuticals Inc *	1,601	28,354
Endocyte Inc *	16,707	219,363
Endologix Inc *	33,814	449,050
Enzon Pharmaceuticals Inc	23,055	46,110
Epizyme Inc *	3,044	85,628
Exact Sciences Corp *	35,423	492,734
Exactech Inc *	4,934	97,446
ExamWorks Group Inc *	16,428	348,766
Exelixis Inc *	102,008	463,116
Fibrocell Science Inc *	7,341	44,927
Five Star Quality Care Inc *	24,319	136,430
Fluidigm Corp *	13,695	239,115
Furiex Pharmaceuticals Inc *	3,931	133,929
Galena Biopharma Inc *	43,435	96,426
GenMark Diagnostics Inc *	14,946	154,542
Genomic Health Inc *	9,077	287,832
Gentiva Health Services Inc *	17,082	170,137
Geron Corp *	71,843	107,764
Globus Medical Inc ‘A’ *	28,901	487,271
Greatbatch Inc *	13,183	432,271
Greenway Medical Technologies Inc *	7,107	87,700
GTx Inc *	14,781	97,555
Haemonetics Corp *	27,843	1,151,308
Halozyme Therapeutics Inc *	49,243	390,989
Hanger Inc *	19,037	602,140
Harvard Bioscience Inc *	13,940	65,936
HealthSouth Corp *	47,875	1,378,800
HealthStream Inc *	10,853	274,798
Healthways Inc *	18,573	322,799
HeartWare International Inc *	8,993	855,324
Hi-Tech Pharmacal Co Inc	6,028	200,130
HMS Holdings Corp *	47,781	1,113,297
Horizon Pharma Inc *	26,652	65,564

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Hyperion Therapeutics Inc *	4,381	$96,382
ICU Medical Inc *	7,003	504,636
Idenix Pharmaceuticals Inc *	53,503	193,146
ImmunoGen Inc *	46,421	770,124
Immunomedics Inc *	40,687	221,337
Impax Laboratories Inc *	37,286	743,856
Infinity Pharmaceuticals Inc *	25,938	421,492
Insmed Inc *	14,830	177,367
Insulet Corp *	29,176	916,418
Insys Therapeutics Inc *	2,752	38,088
Integra LifeSciences Holdings Corp *	10,790	395,238
Intercept Pharmaceuticals Inc *	3,344	149,945
InterMune Inc *	45,264	435,440
Invacare Corp	17,603	252,779
IPC The Hospitalist Co Inc *	9,224	473,745
Ironwood Pharmaceuticals Inc ‘A’ *	50,346	500,943
Isis Pharmaceuticals Inc *	61,301	1,647,158
KaloBios Pharmaceuticals Inc *	4,352	24,632
Keryx Biopharmaceuticals Inc *	45,397	339,116
Kindred Healthcare Inc *	29,334	385,155
KYTHERA Biopharmaceuticals Inc *	5,316	143,798
Landauer Inc	5,189	250,681
Lannett Co Inc *	9,089	108,250
Lexicon Pharmaceuticals Inc *	122,077	264,907
LHC Group Inc *	7,245	141,857
Ligand Pharmaceuticals Inc ‘B’ *	9,761	365,257
Luminex Corp *	20,877	430,275
Magellan Health Services Inc *	14,699	824,320
MAKO Surgical Corp *	22,693	273,451
MannKind Corp *	81,192	527,748
Masimo Corp	26,758	567,270
MedAssets Inc *	32,943	584,409
Medical Action Industries Inc *	6,379	49,118
Medidata Solutions Inc *	14,437	1,118,146
MEI Pharma Inc *	4,222	30,103
Merge Healthcare Inc *	35,179	126,644
Meridian Bioscience Inc	22,815	490,522
Merit Medical Systems Inc *	23,741	264,712
Merrimack Pharmaceuticals Inc *	47,169	317,447
MiMedx Group Inc *	44,049	310,986
Molina Healthcare Inc *	15,502	576,364
Momenta Pharmaceuticals Inc *	25,906	390,144
MWI Veterinary Supply Inc *	6,990	861,448
Nanosphere Inc *	21,017	64,522
National Healthcare Corp	5,841	279,200
National Research Corp ‘A’ *	4,350	78,300
National Research Corp ‘B’	725	25,332
Natus Medical Inc *	16,614	226,781
Navidea Biopharmaceuticals Inc *	64,575	172,415
Nektar Therapeutics *	63,493	733,344
Neogen Corp *	13,099	727,780
NeoGenomics Inc *	14,210	56,556
Neurocrine Biosciences Inc *	36,953	494,431
NewLink Genetics Corp *	9,240	182,213
Novavax Inc *	73,371	150,411
NPS Pharmaceuticals Inc *	54,600	824,460
NuVasive Inc *	23,947	593,646
NxStage Medical Inc *	32,061	457,831
Omeros Corp *	16,533	83,326
Omnicell Inc *	18,658	383,422
Omthera Pharmaceuticals Inc *	3,166	42,108
OncoGenex Pharmaceutical Inc *	8,181	80,174
Opko Health Inc *	76,859	545,699
Optimer Pharmaceuticals Inc *	26,501	383,469
OraSure Technologies Inc *	29,519	114,534
Orexigen Therapeutics Inc *	51,098	298,923
Orthofix International NV * (Netherlands)	10,473	281,724
Osiris Therapeutics Inc *	9,284	93,490
OvaScience Inc *	3,992	54,810
Owens & Minor Inc	34,261	1,159,050

	Shares	Value
Pacific Biosciences of California Inc *	23,876	$60,168
Pacira Pharmaceuticals Inc *	14,930	432,970
PAREXEL International Corp *	30,950	1,421,843
PDL BioPharma Inc	77,118	595,351
Peregrine Pharmaceuticals Inc *	71,943	92,806
Pernix Therapeutics Holdings *	7,506	27,097
PharMerica Corp *	16,609	230,201
PhotoMedex Inc *	7,238	115,374
Portola Pharmaceuticals Inc *	5,042	123,882
POZEN Inc *	14,648	73,386
Progenics Pharmaceuticals Inc *	27,085	120,799
Prothena Corp PLC * (Ireland)	5,474	70,669
Puma Biotechnology Inc *	11,844	525,518
Quality Systems Inc	21,738	406,718
Questcor Pharmaceuticals Inc	28,258	1,284,609
Quidel Corp *	15,585	397,885
Raptor Pharmaceutical Corp *	30,934	289,233
Receptos Inc *	2,766	55,016
Regulus Therapeutics Inc *	5,877	57,653
Repligen Corp *	17,317	142,692
Repros Therapeutics Inc *	10,505	193,817
Rigel Pharmaceuticals Inc *	47,871	159,889
Rochester Medical Corp *	6,045	89,043
Rockwell Medical Inc *	20,777	75,005
RTI Biologics Inc *	31,666	119,064
Sagent Pharmaceuticals Inc *	8,366	175,519
Sangamo Biosciences Inc *	29,709	232,027
Santarus Inc *	30,521	642,467
Sarepta Therapeutics Inc *	17,349	660,129
SciClone Pharmaceuticals Inc *	31,324	155,367
Select Medical Holdings Corp	24,164	198,145
Sequenom Inc *	63,767	268,459
SIGA Technologies Inc *	19,873	56,439
Skilled Healthcare Group Inc ‘A’ *	10,605	70,841
Solta Medical Inc *	37,891	86,391
Spectranetics Corp *	22,446	419,291
Spectrum Pharmaceuticals Inc	33,499	249,903
Staar Surgical Co *	20,350	206,552
Stemline Therapeutics Inc *	4,796	114,337
STERIS Corp	32,003	1,372,289
Sucampo Pharmaceuticals Inc ‘A’ *	6,902	45,415
Sunesis Pharmaceuticals Inc *	17,690	92,165
Supernus Pharmaceuticals Inc *	7,760	49,897
SurModics Inc *	7,553	151,136
Symmetry Medical Inc *	20,765	174,841
Synageva BioPharma Corp *	9,134	383,628
Synergy Pharmaceuticals Inc *	42,709	184,503
Synta Pharmaceuticals Corp *	22,206	110,808
Targacept Inc *	15,151	64,695
Team Health Holdings Inc *	37,093	1,523,410
TearLab Corp *	13,587	144,294
TESARO Inc *	7,221	236,416
Tetraphase Pharmaceuticals Inc *	5,038	35,417
TG Therapeutics Inc *	6,184	39,516
The Ensign Group Inc	10,323	363,576
The Medicines Co *	30,565	940,179
The Providence Service Corp *	6,041	175,733
TherapeuticsMD Inc *	38,986	118,128
Thoratec Corp *	30,669	960,246
Threshold Pharmaceuticals Inc *	26,156	137,581
Tornier NV * (Netherlands)	13,376	234,080
Triple-S Management Corp ‘B’ *	12,056	258,842
Trius Therapeutics Inc *	20,294	164,787
U.S. Physical Therapy Inc	6,599	182,396
Unilife Corp *	50,573	160,316
Universal American Corp	21,270	189,090
USMD Holdings Inc *	307	9,084
Utah Medical Products Inc	1,828	99,260
Vanda Pharmaceuticals Inc *	15,886	128,359
Vanguard Health Systems Inc *	18,144	376,307

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Vascular Solutions Inc *	9,290	$136,656
Verastem Inc *	6,816	94,606
Vical Inc *	42,232	132,186
ViroPharma Inc *	35,716	1,023,263
Vivus Inc *	55,030	692,277
Vocera Communications Inc *	11,028	162,112
Volcano Corp *	29,636	537,301
WellCare Health Plans Inc *	23,590	1,310,424
West Pharmaceutical Services Inc	18,753	1,317,586
Wright Medical Group Inc *	22,224	582,491
XenoPort Inc *	24,256	120,067
XOMA Corp *	37,574	136,394
Zeltiq Aesthetics Inc *	9,569	61,146
ZIOPHARM Oncology Inc *	36,951	77,597
Zogenix Inc *	36,907	63,111

		94,283,956

Industrials - 14.2%

AAON Inc	10,359	342,676
AAR Corp	21,922	481,846
ABM Industries Inc	29,559	724,491
Acacia Research Corp	26,852	600,142
ACCO Brands Corp *	62,181	395,471
Accuride Corp *	23,417	118,490
Aceto Corp	15,164	211,235
Acorn Energy Inc *	9,984	84,265
Actuant Corp ‘A’	39,758	1,310,821
Acuity Brands Inc	23,258	1,756,444
Aegion Corp *	21,580	485,766
Aerovironment Inc *	9,785	197,461
Air Transport Services Group Inc *	29,088	192,272
Aircastle Ltd (Bermuda)	36,248	579,606
Alamo Group Inc	3,933	160,545
Albany International Corp ‘A’	15,346	506,111
Allegiant Travel Co	8,196	868,694
Altra Holdings Inc	14,853	406,675
Ameresco Inc ‘A’ *	11,275	101,588
American Railcar Industries Inc	5,306	177,804
American Science & Engineering Inc	4,507	252,392
American Superconductor Corp *	22,793	60,174
American Woodmark Corp *	5,418	188,005
Ampco-Pittsburgh Corp	4,812	90,321
API Technologies Corp *	18,160	50,848
Apogee Enterprises Inc	15,765	378,360
Applied Industrial Technologies Inc	22,826	1,103,181
ARC Document Solutions Inc *	20,945	83,780
Argan Inc	6,858	106,985
Arkansas Best Corp	14,206	326,028
Astec Industries Inc	11,088	380,208
Astronics Corp *	6,829	279,101
AT Cross Co ‘A’ *	5,467	92,666
Atlas Air Worldwide Holdings Inc *	14,107	617,322
AZZ Inc	13,958	538,220
Barnes Group Inc	29,257	877,417
Barrett Business Services Inc	3,871	202,105
Beacon Roofing Supply Inc *	26,307	996,509
Belden Inc	24,103	1,203,463
Blount International Inc *	27,267	322,296
BlueLinx Holdings Inc *	19,651	42,250
Brady Corp ‘A’	25,106	771,507
Briggs & Stratton Corp	26,330	521,334
Builders FirstSource Inc *	24,960	149,261
CAI International Inc *	9,152	215,713
Capstone Turbine Corp *	167,678	196,183
Casella Waste Systems Inc ‘A’ *	20,756	89,458
CBIZ Inc *	21,632	145,151
CDI Corp	7,670	108,607
Ceco Environmental Corp	4,774	58,720
Celadon Group Inc	11,285	205,951
Cenveo Inc *	30,145	64,209

	Shares	Value
Chart Industries Inc *	16,491	$1,551,638
CIRCOR International Inc	9,610	488,765
CLARCOR Inc	26,876	1,403,196
Coleman Cable Inc	4,819	87,031
Columbus McKinnon Corp *	10,911	232,623
Comfort Systems USA Inc	20,688	308,665
Commercial Vehicle Group Inc *	13,368	99,725
Compx International Inc	349	4,872
Consolidated Graphics Inc *	4,056	190,673
Courier Corp	5,413	77,298
CRA International Inc *	5,808	107,274
Cubic Corp	10,479	504,040
Curtiss-Wright Corp	25,534	946,290
Deluxe Corp	27,718	960,429
DigitalGlobe Inc *	40,245	1,247,997
Douglas Dynamics Inc	12,708	164,950
Ducommun Inc *	5,358	113,911
DXP Enterprises Inc *	5,093	339,194
Dycom Industries Inc *	18,236	421,981
Dynamic Materials Corp	7,685	126,879
Echo Global Logistics Inc *	9,250	180,283
Edgen Group Inc *	8,038	51,282
EMCOR Group Inc	36,409	1,480,026
Encore Wire Corp	10,770	367,257
Energy Recovery Inc *	24,485	101,123
EnerNOC Inc *	14,548	192,906
EnerSys	26,152	1,282,494
Engility Holdings Inc *	8,918	253,450
Ennis Inc	14,701	254,180
Enphase Energy Inc *	8,048	62,211
EnPro Industries Inc *	11,397	578,512
Erickson Air-Crane Inc *	1,980	37,244
ESCO Technologies Inc	14,399	466,240
Esterline Technologies Corp *	17,027	1,230,882
Exponent Inc	7,295	431,207
Federal Signal Corp *	34,769	304,229
Flow International Corp *	26,002	95,947
Forward Air Corp	16,230	621,284
Franklin Covey Co *	6,257	84,219
Franklin Electric Co Inc	25,910	871,871
FreightCar America Inc	6,614	112,372
FTI Consulting Inc *	21,986	723,120
FuelCell Energy Inc *	84,742	107,622
Furmanite Corp *	21,374	142,992
G&K Services Inc ‘A’	10,477	498,705
GenCorp Inc *	33,443	543,783
Generac Holdings Inc	27,840	1,030,358
General Cable Corp	26,401	811,831
Gibraltar Industries Inc *	17,184	250,199
Global Brass & Copper Holdings Inc *	3,732	49,412
Global Power Equipment Group Inc	9,701	156,380
GP Strategies Corp *	8,335	198,540
GrafTech International Ltd *	61,131	445,034
Graham Corp	5,605	168,318
Granite Construction Inc	21,130	628,829
Great Lakes Dredge & Dock Co	32,898	257,262
Griffon Corp	24,933	280,496
H&E Equipment Services Inc	16,161	340,512
Hardinge Inc	6,464	95,538
Hawaiian Holdings Inc *	28,750	175,663
Healthcare Services Group Inc	37,261	913,640
Heartland Express Inc	25,790	357,707
HEICO Corp	28,948	1,458,111
Heidrick & Struggles International Inc	10,074	168,437
Heritage-Crystal Clean Inc *	4,437	64,825
Herman Miller Inc	31,991	865,996
HNI Corp	24,802	894,608
Houston Wire & Cable Co	10,181	140,905
Hub Group Inc ‘A’ *	20,246	737,359
Hurco Cos Inc	3,600	103,572

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Huron Consulting Group Inc *	12,705	$587,479
Hyster-Yale Materials Handling Inc	5,794	363,805
ICF International Inc *	10,853	341,978
II-VI Inc *	27,892	453,524
InnerWorkings Inc *	23,202	251,742
Innovative Solutions & Support Inc	4,417	28,269
Insperity Inc	12,320	373,296
Insteel Industries Inc	9,942	174,184
Interface Inc	32,374	549,387
International Shipholding Corp	2,851	66,514
Intersections Inc	5,392	47,288
JetBlue Airways Corp *	126,933	799,678
John Bean Technologies Corp	15,984	335,824
Kadant Inc	6,246	188,442
Kaman Corp	14,675	507,168
Kaydon Corp	17,689	487,332
Kelly Services Inc ‘A’	14,623	255,464
Kforce Inc	15,069	220,007
Kimball International Inc ‘B’	18,083	175,586
Knight Transportation Inc	32,267	542,731
Knoll Inc	26,582	377,730
Korn/Ferry International *	26,674	499,871
Kratos Defense & Security Solutions Inc *	23,632	153,135
Layne Christensen Co *	11,074	216,054
LB Foster Co ‘A’	5,237	226,081
Lindsay Corp	7,025	526,734
LMI Aerospace Inc *	5,403	101,252
LSI Industries Inc	11,314	91,530
Lydall Inc *	9,587	139,970
Manitex International Inc *	5,406	59,196
Marten Transport Ltd	13,134	205,810
MasTec Inc *	32,166	1,058,261
Matson Inc	22,079	551,975
McGrath RentCorp	13,785	470,896
Meritor Inc *	53,831	379,509
Met-Pro Corp	8,176	109,885
Michael Baker Corp	4,769	129,288
Miller Industries Inc	6,245	96,048
Mine Safety Appliances Co	15,331	713,658
Mistras Group Inc *	8,743	153,702
Mobile Mini Inc *	20,985	695,653
Moog Inc ‘A’ *	24,685	1,272,018
Mueller Industries Inc	14,951	753,979
Mueller Water Products Inc ‘A’	86,874	600,299
Multi-Color Corp	7,076	214,686
MYR Group Inc *	11,473	223,150
National Presto Industries Inc	2,653	191,096
National Technical Systems Inc *	2,694	37,689
Navigant Consulting Inc *	27,925	335,100
NCI Building Systems Inc *	11,183	170,988
NL Industries Inc	3,772	42,624
NN Inc	9,269	105,759
Nortek Inc *	4,738	305,269
Northwest Pipe Co *	5,205	145,220
Odyssey Marine Exploration Inc *	42,462	125,688
Omega Flex Inc	1,637	24,342
On Assignment Inc *	24,727	660,705
Orbital Sciences Corp *	32,834	570,327
Orion Marine Group Inc *	15,267	184,578
Pacer International Inc *	19,793	124,894
Park-Ohio Holdings Corp *	4,877	160,843
Patrick Industries Inc *	3,376	70,187
Patriot Transportation Holding Inc *	3,666	110,127
Pendrell Corp *	87,687	229,740
Performant Financial Corp *	11,404	132,172
PGT Inc *	17,482	151,569
Pike Electric Corp	13,460	165,558
Ply Gem Holdings Inc *	8,206	164,612
PMFG Inc *	11,913	82,438
Polypore International Inc *	25,073	1,010,442

	Shares	Value
Powell Industries Inc *	5,020	$259,283
Power Solutions International Inc *	1,048	35,202
PowerSecure International Inc *	9,679	145,475
Preformed Line Products Co	1,322	87,662
Primoris Services Corp	18,764	370,026
Proto Labs Inc *	9,173	595,970
Quad/Graphics Inc	13,683	329,760
Quality Distribution Inc *	12,113	107,079
Quanex Building Products Corp	20,417	343,822
Raven Industries Inc	19,813	593,994
RBC Bearings Inc *	12,280	637,946
Republic Airways Holdings Inc *	27,219	308,391
Resources Connection Inc	22,696	263,274
Revolution Lighting Technologies Inc *	15,871	63,484
Rexnord Corp *	15,943	268,640
Roadrunner Transportation Systems Inc *	9,436	262,698
RPX Corp *	17,030	286,104
Rush Enterprises Inc ‘A’ *	18,462	456,935
Saia Inc *	13,370	400,699
Schawk Inc	6,757	88,719
Simpson Manufacturing Co Inc	21,953	645,857
SkyWest Inc	28,324	383,507
Sparton Corp *	4,945	85,252
Spirit Airlines Inc *	32,529	1,033,446
Standard Parking Corp *	8,701	186,723
Standex International Corp	6,943	366,243
Steelcase Inc ‘A’	45,009	656,231
Sterling Construction Co Inc *	9,280	84,077
Sun Hydraulics Corp	11,531	360,690
Swift Transportation Co *	45,470	752,074
Swisher Hygiene Inc *	66,247	56,966
TAL International Group Inc *	18,176	791,928
Taser International Inc *	29,177	248,588
Team Inc *	11,059	418,583
Tecumseh Products Co ‘A’ *	7,939	86,773
Teledyne Technologies Inc *	20,353	1,574,305
Tennant Co	10,066	485,886
Tetra Tech Inc *	35,193	827,387
Textainer Group Holdings Ltd (Bermuda)	11,099	426,646
The Advisory Board Co *	19,210	1,049,826
The Brink’s Co	25,971	662,520
The Corporate Executive Board Co	18,349	1,160,024
The ExOne Co *	3,350	206,762
The Gorman-Rupp Co	8,350	265,864
The Greenbrier Cos Inc *	13,087	318,930
The KEYW Holding Corp *	16,948	224,561
The Middleby Corp *	10,230	1,740,021
Thermon Group Holdings Inc *	14,371	293,168
Titan International Inc	29,260	493,616
Titan Machinery Inc *	9,424	184,993
TMS International Corp ‘A’	7,151	106,049
TRC Cos Inc *	9,118	63,826
Trex Co Inc *	9,311	442,179
TriMas Corp *	21,373	796,785
TrueBlue Inc *	22,366	470,804
Tutor Perini Corp *	19,765	357,549
Twin Disc Inc	4,681	110,940
Ultrapetrol Bahamas Ltd * (Bahamas)	7,531	21,463
UniFirst Corp	7,969	727,171
United Stationers Inc	21,862	733,470
Universal Forest Products Inc	10,686	426,585
Universal Truckload Services Inc *	3,127	75,392
US Airways Group Inc *	89,276	1,465,912
US Ecology Inc	10,352	284,059
USG Corp *	41,374	953,671
UTi Worldwide Inc (United Kingdom)	47,873	788,468
Viad Corp	11,178	274,085
Vicor Corp *	10,482	71,802
VSE Corp	2,298	94,379
Wabash National Corp *	37,680	383,582

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
WageWorks Inc *	13,396	$461,492
Watsco Inc	14,025	1,177,539
Watts Water Technologies Inc ‘A’	15,412	698,780
Werner Enterprises Inc	24,658	595,984
Wesco Aircraft Holdings Inc *	21,509	399,422
West Corp	10,746	237,916
Woodward Inc	37,395	1,495,800
Xerium Technologies Inc *	5,285	53,801
XPO Logistics Inc *	10,102	182,745
YRC Worldwide Inc *	5,086	146,223

		109,613,050

Information Technology - 17.3%

Accelrys Inc *	31,379	263,584
ACI Worldwide Inc *	21,773	1,012,009
Actuate Corp *	27,318	181,392
Acxiom Corp *	40,446	917,315
ADTRAN Inc	32,185	792,073
Advanced Energy Industries Inc *	21,617	376,352
Advent Software Inc *	17,701	620,597
Aeroflex Holding Corp *	11,614	91,634
Agilysys Inc *	8,343	94,192
Alliance Fiber Optic Products Inc	2,716	54,347
Alpha & Omega Semiconductor Ltd * (Bermuda)	9,176	70,105
Ambarella Inc * (Cayman)	9,719	163,571
American Software Inc ‘A’	13,642	118,549
Amkor Technology Inc *	35,726	150,406
ANADIGICS Inc *	46,554	102,419
Anaren Inc *	6,793	155,831
Angie’s List Inc *	23,032	611,500
Anixter International Inc *	14,677	1,112,663
Applied Micro Circuits Corp *	36,334	319,739
ARRIS Group Inc *	63,117	905,729
Aruba Networks Inc *	62,072	953,426
Aspen Technology Inc *	51,139	1,472,292
ATMI Inc *	17,430	412,219
Audience Inc *	4,825	63,738
AVG Technologies NV * (Netherlands)	12,784	248,649
Aviat Networks Inc *	34,103	89,350
Avid Technology Inc *	16,860	99,137
Axcelis Technologies Inc *	59,546	108,374
Badger Meter Inc	7,918	352,747
Bankrate Inc *	25,352	364,055
Bazaarvoice Inc *	25,082	236,272
Bel Fuse Inc ‘B’	5,816	78,225
Benchmark Electronics Inc *	29,534	593,633
Black Box Corp	8,914	225,702
Blackbaud Inc	24,920	811,644
Blackhawk Network Holdings Inc *	5,768	133,818
Blucora Inc *	22,222	411,996
Bottomline Technologies Inc *	20,802	526,083
Brightcove Inc *	14,483	126,871
BroadSoft Inc *	15,304	422,390
Brooks Automation Inc *	36,442	354,581
Cabot Microelectronics Corp *	12,701	419,260
CACI International Inc ‘A’ *	12,506	794,006
CalAmp Corp *	19,446	283,912
Calix Inc *	22,153	223,745
Callidus Software Inc *	20,739	136,670
Carbonite Inc *	6,532	80,931
Cardtronics Inc *	24,478	675,593
Cass Information Systems Inc	5,666	261,203
Cavium Inc *	27,842	984,772
Ceva Inc *	12,451	241,051
ChannelAdvisor Corp *	3,128	49,203
Checkpoint Systems Inc *	22,400	317,856
CIBER Inc *	41,356	138,129
Ciena Corp *	55,274	1,073,421
Cirrus Logic Inc *	34,511	599,111

	Shares	Value
Cognex Corp	23,583	$1,066,423
Coherent Inc	13,173	725,437
Cohu Inc	13,658	170,725
CommVault Systems Inc *	25,245	1,915,843
Computer Task Group Inc	8,573	196,922
comScore Inc *	19,595	477,922
Comtech Telecommunications Corp	9,200	247,388
Comverse Inc *	12,199	363,042
Constant Contact Inc *	16,886	271,358
Convergys Corp	57,120	995,602
Cornerstone OnDemand Inc *	21,965	950,865
CoStar Group Inc *	15,547	2,006,651
Cray Inc *	21,707	426,325
CSG Systems International Inc *	18,696	405,703
CTS Corp	18,548	252,995
Cyan Inc *	3,619	37,819
Cypress Semiconductor Corp *	77,999	836,929
Daktronics Inc	20,387	209,171
Datalink Corp *	8,590	91,398
Dealertrack Technologies Inc *	23,640	837,565
Demand Media Inc *	18,203	109,218
Demandware Inc *	8,629	365,956
Dice Holdings Inc *	23,017	211,987
Digi International Inc *	14,756	138,264
Digimarc Corp	3,988	82,831
Digital River Inc *	19,685	369,487
Diodes Inc *	19,479	505,870
DSP Group Inc *	11,807	98,116
DTS Inc *	10,099	207,837
E2open Inc *	7,279	127,383
EarthLink Inc	57,080	354,467
Ebix Inc	16,336	151,271
eGain Corp *	6,168	59,336
Electro Rent Corp	10,671	179,166
Electro Scientific Industries Inc	12,802	137,750
Electronics for Imaging Inc *	25,392	718,340
Ellie Mae Inc *	14,341	330,990
Emulex Corp *	48,960	319,219
Entegris Inc *	76,083	714,419
Entropic Communications Inc *	49,514	211,425
Envestnet Inc *	12,225	300,735
EPAM Systems Inc *	11,556	314,092
EPIQ Systems Inc	17,434	234,836
ePlus Inc	2,110	126,368
Euronet Worldwide Inc *	27,282	869,205
EVERTEC Inc *	15,724	345,456
ExactTarget Inc *	23,172	781,360
Exar Corp *	20,920	225,308
ExlService Holdings Inc *	17,267	510,413
Extreme Networks Inc *	52,029	179,500
Fabrinet * (Cayman)	14,766	206,724
Fair Isaac Corp	19,320	885,436
FARO Technologies Inc *	9,358	316,488
FEI Co	20,967	1,530,381
Finisar Corp *	50,802	861,094
FleetMatics Group PLC * (Ireland)	8,735	290,264
FormFactor Inc *	28,469	192,166
Forrester Research Inc	6,907	253,418
Fusion-io Inc *	40,979	583,541
Gerber Scientific Inc Escrow Shares * +	9,525	-
Global Cash Access Holdings Inc *	37,146	232,534
Global Eagle Entertainment Inc *	10,765	108,296
Globecomm Systems Inc *	12,737	160,996
Glu Mobile Inc *	33,202	73,044
GSI Group Inc * (Canada)	16,417	131,993
GSI Technology Inc *	11,618	73,426
GT Advanced Technologies Inc *	65,638	272,398
Guidance Software Inc *	8,887	77,672
Guidewire Software Inc *	22,682	953,778
Harmonic Inc *	62,227	395,141

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Heartland Payment Systems Inc	19,761	$736,097
Higher One Holdings Inc *	16,559	192,747
Hittite Microwave Corp *	17,095	991,510
Hutchinson Technology Inc *	11,891	56,244
iGate Corp *	18,601	305,428
Imation Corp *	18,374	77,722
Immersion Corp *	15,526	205,720
Imperva Inc *	10,840	488,234
Infinera Corp *	63,372	676,179
Infoblox Inc *	27,016	790,488
Inphi Corp *	13,748	151,228
Insight Enterprises Inc *	23,807	422,336
Integrated Device Technology Inc *	72,344	574,411
Integrated Silicon Solution Inc *	15,246	167,096
Interactive Intelligence Group Inc *	8,393	433,079
InterDigital Inc	22,484	1,003,911
Intermec Inc *	33,444	328,755
Intermolecular Inc *	8,569	62,297
Internap Network Services Corp *	29,904	247,306
International Rectifier Corp *	37,787	791,260
Intersil Corp ‘A’	69,315	542,043
IntraLinks Holdings Inc *	20,379	147,952
InvenSense Inc *	30,641	471,259
Itron Inc *	21,024	892,048
Ixia *	30,328	558,035
IXYS Corp	13,551	149,874
j2 Global Inc	24,724	1,051,017
Jive Software Inc *	21,255	386,203
Kemet Corp *	25,148	103,358
Keynote Systems Inc	9,093	179,678
Kopin Corp *	37,766	140,112
KVH Industries Inc *	8,706	115,877
Lattice Semiconductor Corp *	64,068	324,825
Limelight Networks Inc *	31,949	71,885
Lionbridge Technologies Inc *	31,790	92,191
Liquidity Services Inc *	13,417	465,167
Littelfuse Inc	11,964	892,634
LivePerson Inc *	30,482	272,966
LogMeIn Inc *	13,096	320,328
LTX-Credence Corp *	26,632	159,526
M/A-COM Technology Solutions Holdings Inc *	4,938	72,095
Manhattan Associates Inc *	10,683	824,300
ManTech International Corp ‘A’	12,704	331,828
Marchex Inc ‘B’	13,274	79,909
Marin Software Inc *	4,764	48,783
Market Leader Inc *	12,941	138,469
Marketo Inc *	3,697	91,944
MAXIMUS Inc	18,609	1,385,998
MaxLinear Inc ‘A’ *	12,704	88,928
Maxwell Technologies Inc *	16,559	118,397
Measurement Specialties Inc *	8,382	390,014
Mentor Graphics Corp	51,830	1,013,276
Mercury Systems Inc *	17,505	161,396
Mesa Laboratories Inc	1,394	75,457
Methode Electronics Inc	20,362	346,358
Micrel Inc	26,049	257,364
Microsemi Corp *	50,056	1,138,774
MicroStrategy Inc ‘A’ *	4,859	422,539
Millennial Media Inc *	18,637	162,328
Mindspeed Technologies Inc *	22,338	72,375
Mitek Systems Inc *	11,720	67,742
MKS Instruments Inc	28,714	762,070
Model N Inc *	4,047	94,538
ModusLink Global Solutions Inc *	21,924	69,718
MoneyGram International Inc *	11,941	270,464
Monolithic Power Systems Inc	19,371	467,035
Monotype Imaging Holdings Inc	20,617	523,878
Monster Worldwide Inc *	63,888	313,690
MoSys Inc *	23,700	95,274

	Shares	Value
Move Inc *	22,087	$283,155
MTS Systems Corp	8,664	490,382
Multi-Fineline Electronix Inc *	4,973	73,650
Nanometrics Inc *	12,932	189,712
Navarre Corp *	17,725	48,921
Neonode Inc *	13,207	78,582
NeoPhotonics Corp *	11,082	96,303
NETGEAR Inc *	20,922	638,958
NetScout Systems Inc *	19,977	466,263
Newport Corp *	21,128	294,313
NIC Inc	35,678	589,757
Numerex Corp ‘A’ *	6,874	76,714
NVE Corp *	2,671	125,056
OmniVision Technologies Inc *	29,137	543,405
OpenTable Inc *	12,483	798,288
Oplink Communications Inc *	10,732	186,415
OSI Systems Inc *	10,849	698,893
Park Electrochemical Corp	11,504	276,211
ParkerVision Inc *	47,562	216,407
PC Connection Inc	5,099	78,780
PCTEL Inc	10,425	88,404
PDF Solutions Inc *	13,632	251,238
Pegasystems Inc	9,517	315,203
Peregrine Semiconductor Corp *	12,939	141,164
Perficient Inc *	18,010	240,253
Pericom Semiconductor Corp *	13,325	94,874
Photronics Inc *	33,487	269,905
Planet Payment Inc *	20,491	56,555
Plantronics Inc	23,482	1,031,329
Plexus Corp *	18,623	556,641
PLX Technology Inc *	25,488	121,323
PMC-Sierra Inc *	107,974	685,635
Power Integrations Inc	15,759	639,185
Power-One Inc *	36,951	233,530
PRGX Global Inc *	14,475	79,468
Procera Networks Inc *	11,563	158,760
Progress Software Corp *	30,267	696,444
Proofpoint Inc *	11,571	280,365
PROS Holdings Inc *	12,190	365,090
PTC Inc *	65,161	1,598,399
QAD Inc ‘A’	3,499	40,169
QLIK Technologies Inc *	47,447	1,341,327
QLogic Corp *	48,575	464,377
Qualys Inc *	7,749	124,914
Quantum Corp *	120,047	164,464
QuinStreet Inc *	18,014	155,461
Radisys Corp *	13,185	63,420
Rally Software Development Corp *	3,571	88,632
Rambus Inc *	61,551	528,723
RealD Inc *	22,626	314,501
RealNetworks Inc *	12,108	91,536
RealPage Inc *	24,854	455,822
Reis Inc *	3,365	62,219
Responsys Inc *	20,057	287,016
RF Micro Devices Inc *	153,484	821,139
Richardson Electronics Ltd	7,112	83,495
Rofin-Sinar Technologies Inc *	15,551	387,842
Rogers Corp *	9,116	431,369
Rosetta Stone Inc *	6,358	93,717
Rubicon Technology Inc *	9,723	77,881
Ruckus Wireless Inc *	23,150	296,551
Rudolph Technologies Inc *	18,028	201,914
Sanmina Corp *	45,003	645,793
Sapiens International Corp NV (Netherlands)	8,289	47,579
Sapient Corp *	60,619	791,684
ScanSource Inc *	15,136	484,352
SciQuest Inc *	12,125	303,731
SeaChange International Inc *	17,086	200,077
Semtech Corp *	36,553	1,280,452

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
ServiceSource International Inc *	32,611	$303,935
ShoreTel Inc *	29,926	120,602
Shutterstock Inc *	3,956	220,666
Sigma Designs Inc *	18,157	91,693
Silicon Graphics International Corp *	18,728	250,581
Silicon Image Inc *	42,862	250,743
Silver Spring Networks Inc *	2,886	71,977
Sonus Networks Inc *	118,886	357,847
Sourcefire Inc *	17,015	945,183
Spansion Inc ‘A’ *	26,053	326,184
Spark Networks Inc *	9,019	76,211
SPS Commerce Inc *	8,076	444,180
SS&C Technologies Holdings Inc *	31,253	1,028,224
Stamps.com Inc *	7,317	288,217
STEC Inc *	18,941	127,284
SunEdison Inc *	126,535	1,033,791
SunPower Corp *	22,400	463,680
Super Micro Computer Inc *	16,724	177,943
Supertex Inc	5,557	132,868
support.com Inc *	27,604	126,150
Sykes Enterprises Inc *	21,549	339,612
Symmetricom Inc *	23,053	103,508
Synaptics Inc *	17,728	683,592
Synchronoss Technologies Inc *	15,788	487,376
SYNNEX Corp *	14,203	600,503
Syntel Inc	8,354	525,216
Take-Two Interactive Software Inc *	43,890	657,033
Tangoe Inc *	16,751	258,468
TechTarget Inc *	9,141	40,860
TeleCommunication Systems Inc ‘A’ *	20,171	46,998
Telenav Inc *	9,186	48,043
TeleTech Holdings Inc *	11,013	258,035
Tellabs Inc	195,021	386,142
Tessco Technologies Inc	2,985	78,804
Tessera Technologies Inc	28,682	596,586
The Active Network Inc *	28,344	214,564
The Hackett Group Inc	14,405	74,762
TiVo Inc *	69,349	766,306
Travelzoo Inc *	4,265	116,264
TriQuint Semiconductor Inc *	89,176	617,990
Trulia Inc *	12,911	401,403
TTM Technologies Inc *	29,423	247,153
Tyler Technologies Inc *	17,107	1,172,685
Ubiquiti Networks Inc	6,559	115,045
Ultimate Software Group Inc *	15,099	1,770,962
Ultra Clean Holdings Inc *	14,130	85,487
Ultratech Inc *	15,182	557,483
Uni-Pixel Inc *	5,511	81,067
Unisys Corp *	24,153	533,057
United Online Inc	50,481	382,646
Universal Display Corp *	21,936	616,621
Unwired Planet Inc *	29,768	58,048
ValueClick Inc *	41,573	1,026,022
VASCO Data Security International Inc *	15,999	132,952
Veeco Instruments Inc *	21,302	754,517
Verint Systems Inc *	28,456	1,009,334
ViaSat Inc *	21,448	1,532,674
Viasystems Group Inc *	2,317	26,715
VirnetX Holding Corp *	23,128	462,329
Virtusa Corp *	10,850	240,436
Vishay Precision Group Inc *	6,830	103,406
VistaPrint NV * (Netherlands)	17,930	885,204
Vocus Inc *	10,718	112,753
Volterra Semiconductor Corp *	13,789	194,701
Vringo Inc *	35,168	111,483
Web.com Group Inc *	22,742	582,195
WebMD Health Corp *	19,498	572,656
Westell Technologies Inc ‘A’ *	26,988	64,501
WEX Inc *	21,104	1,618,677
XO Group Inc *	14,766	165,379

	Shares	Value
Xoom Corp *	4,045	$92,711
Yelp Inc *	16,084	559,241
Zillow Inc ‘A’ *	11,251	633,431
Zix Corp *	34,763	147,047
Zygo Corp *	9,266	146,495

		133,186,741

Materials - 4.9%

A. Schulman Inc	16,067	430,917
A.M. Castle & Co *	9,348	147,324
ADA-ES Inc *	5,459	229,933
AEP Industries Inc *	2,328	173,180
AK Steel Holding Corp *	76,691	233,141
Allied Nevada Gold Corp *	55,612	360,366
AMCOL International Corp	14,621	463,339
American Pacific Corp *	2,738	77,622
American Vanguard Corp	15,543	364,172
Arabian American Development Co *	11,327	98,545
Axiall Corp	37,980	1,617,188
Balchem Corp	16,220	725,845
Berry Plastics Group Inc *	29,784	657,333
Boise Cascade Co *	7,331	186,281
Boise Inc	54,935	469,145
Buckeye Technologies Inc	22,691	840,475
Calgon Carbon Corp *	29,795	496,981
Century Aluminum Co *	28,540	264,851
Chase Corp	3,650	81,614
Chemtura Corp *	53,565	1,087,370
Clearwater Paper Corp *	12,067	567,873
Coeur Mining Inc *	55,623	739,786
Commercial Metals Co	61,578	909,507
Deltic Timber Corp	6,055	350,100
Ferro Corp *	40,485	281,371
Flotek Industries Inc *	26,468	474,836
FutureFuel Corp	11,065	156,791
General Moly Inc *	35,665	66,694
Globe Specialty Metals Inc	34,691	377,091
Gold Resource Corp	17,564	152,982
Graphic Packaging Holding Co *	111,596	863,753
GSE Holding Inc *	4,857	28,122
H.B. Fuller Co	27,300	1,032,213
Handy & Harman Ltd *	3,198	57,180
Hawkins Inc	5,163	203,371
Haynes International Inc	6,813	326,138
Headwaters Inc *	40,781	360,504
Hecla Mining Co	179,516	534,958
Horsehead Holding Corp *	24,660	315,895
Innophos Holdings Inc	11,877	560,238
Innospec Inc	12,762	512,777
Intrepid Potash Inc	28,559	544,049
Kaiser Aluminum Corp	10,362	641,822
KapStone Paper & Packaging Corp	22,212	892,478
KMG Chemicals Inc	4,416	93,178
Koppers Holdings Inc	11,287	430,938
Kraton Performance Polymers Inc *	17,851	378,441
Landec Corp *	14,289	188,758
Louisiana-Pacific Corp *	75,821	1,121,393
LSB Industries Inc *	10,429	317,146
Materion Corp	11,344	307,309
Midway Gold Corp * (Canada)	71,579	68,716
Minerals Technologies Inc	18,977	784,509
Molycorp Inc *	66,680	413,416
Myers Industries Inc	15,969	239,695
Neenah Paper Inc	8,668	275,382
Noranda Aluminum Holding Corp	18,704	60,414
Olin Corp	43,609	1,043,127
Olympic Steel Inc	4,975	121,888
OM Group Inc *	17,478	540,420
OMNOVA Solutions Inc *	26,186	209,750
Paramount Gold & Silver Corp *	76,512	91,049

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Penford Corp *	3,278	$43,892
PH Glatfelter Co	23,224	582,922
PolyOne Corp	54,135	1,341,465
Quaker Chemical Corp	7,147	443,185
Resolute Forest Products Inc *	37,949	499,788
RTI International Metals Inc *	16,890	468,022
Schnitzer Steel Industries Inc ‘A’	13,934	325,777
Schweitzer-Mauduit International Inc	16,974	846,663
Sensient Technologies Corp	27,115	1,097,344
Stepan Co	10,035	558,046
Stillwater Mining Co *	64,706	694,942
SunCoke Energy Inc *	38,619	541,438
Taminco Corp *	8,204	167,280
Texas Industries Inc *	11,940	777,772
Tredegar Corp	13,490	346,693
U.S. Concrete Inc *	6,312	103,643
U.S. Silica Holdings Inc	11,625	241,568
UFP Technologies Inc *	3,110	60,894
United States Lime & Minerals Inc *	991	51,780
Universal Stainless & Alloy Products Inc *	3,773	111,228
Walter Energy Inc	33,692	350,397
Wausau Paper Corp	25,785	293,949
Worthington Industries Inc	28,940	917,687
Zep Inc	12,274	194,297
Zoltek Cos Inc *	15,136	195,406

		37,897,758

Telecommunication Services - 0.8%

8x8 Inc *	39,497	325,455
Atlantic Tele-Network Inc	4,979	247,257
Boingo Wireless Inc *	9,019	56,008
Cbeyond Inc *	15,509	121,591
Cincinnati Bell Inc *	115,770	354,256
Cogent Communications Group Inc	25,856	727,846
Consolidated Communications Holdings Inc	22,296	388,173
Fairpoint Communications Inc *	11,970	99,949
General Communication Inc ‘A’ *	18,637	145,928
Hawaiian Telcom Holdco Inc *	5,732	144,217
HickoryTech Corp	7,956	84,572
IDT Corp ‘B’	8,582	160,398
inContact Inc *	28,253	232,240
Iridium Communications Inc *	33,222	257,803
Leap Wireless International Inc *	29,243	196,805
Lumos Networks Corp	8,577	146,667
magicJack VocalTec Ltd * (Israel)	9,977	141,574
Neutral Tandem Inc	17,239	99,124
NII Holdings Inc *	92,289	615,568
nTelos Holdings Corp	8,329	137,095
ORBCOMM Inc *	20,068	90,105
Premiere Global Services Inc *	26,794	323,404
Primus Telecommunications Group Inc	6,715	80,177
Shenandoah Telecommunications Co	13,564	226,248
Towerstream Corp *	34,936	89,087
USA Mobility Inc	12,506	169,706
Vonage Holdings Corp *	73,682	208,520

		5,869,773

Utilities - 3.3%

ALLETE Inc	21,305	1,062,054
American States Water Co	10,498	563,428
Artesian Resources Corp ‘A’	4,307	95,960
Atlantic Power Corp (Canada)	66,141	260,596
Avista Corp	32,562	879,825
Black Hills Corp	24,319	1,185,551
California Water Service Group	26,475	516,527
Chesapeake Utilities Corp	5,320	273,927
Cleco Corp	32,983	1,531,401
Connecticut Water Service Inc	6,070	174,209
Consolidated Water Co Ltd (Cayman)	8,490	97,041
Delta Natural Gas Co Inc	4,091	86,934

	Shares	Value
Dynegy Inc *	52,995	$1,195,037
El Paso Electric Co	22,090	779,998
Genie Energy Ltd ‘B’ *	7,806	71,425
IDACORP Inc	27,350	1,306,236
MGE Energy Inc	12,700	695,452
Middlesex Water Co	8,876	176,810
New Jersey Resources Corp	22,595	938,370
Northwest Natural Gas Co	14,488	615,450
NorthWestern Corp	20,241	807,616
Ormat Technologies Inc	9,679	227,650
Otter Tail Corp	19,923	565,813
Piedmont Natural Gas Co Inc	40,941	1,381,349
PNM Resources Inc	43,628	968,105
Portland General Electric Co	41,249	1,261,807
Pure Cycle Corp *	6,869	38,398
SJW Corp	8,535	223,617
South Jersey Industries Inc	17,433	1,000,828
Southwest Gas Corp	25,037	1,171,481
The Empire District Electric Co	23,520	524,731
The Laclede Group Inc	17,566	802,064
UIL Holdings Corp	27,805	1,063,541
Unitil Corp	7,376	213,019
UNS Energy Corp	22,466	1,004,904
WGL Holdings Inc	27,948	1,207,913
York Water Co	7,486	142,459

		25,111,526

Total Common Stocks (Cost $649,672,446)		768,072,056

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.010% due 07/01/13 (Dated 06/28/13, repurchase price of $2,624,047; collateralized by Fannie Mae: 2.230% due 12/06/22 and value $2,677,500)	$2,624,045	2,624,045

Total Short-Term Investment (Cost $2,624,045)		2,624,045

TOTAL INVESTMENTS - 100.0% (Cost $652,296,491)		770,698,528

OTHER ASSETS & LIABILITIES, NET - 0.0%		350,721

NET ASSETS - 100.0%		$771,049,249

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2013, the portfolio was diversified as a percentage of net assets as follows:

Financials	23.2%
Information Technology	17.3%
Consumer Discretionary	14.3%
Industrials	14.2%
Health Care	12.2%
Energy	5.5%
Materials	4.9%
Consumer Staples	3.9%
Utilities	3.3%
Others (each less than 3.0%)	1.2%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of June 30, 2013, $437,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counter party	Number of Contracts	Notional Amount	Unrealized Appreciation
Russell 2000 Mini (09/13)	GSC	47	$4,520,455	$60,635

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$1,836	$1,836	$-	$-
	Warrants (1)	591	591	-	-
	Common Stocks (1)	768,072,056	768,072,056	-	-
	Short-Term Investment	2,624,045	-	2,624,045	-
	Derivatives:
	Equity Contracts
	Futures	60,635	60,635	-	-

	Total	$770,759,163	$768,135,118	$2,624,045	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on page A-154

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies—not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers—not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30b-2(a)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 6, 2013

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	September 6, 2013